UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-07238
SUNAMERICA SERIES TRUST
(Exact name of registrant as specified in charter)

5300 Memorial Drive, Suite 1150 Houston, TX 77007
(Address of principal executive offices)
John T. Genoy, President
SunAmerica Asset Management, LLC
One World Trade Center, 285 Fulton Street, Suite 49M
New York, NY 10007
(Name and address of agent for service)
Registrant's telephone number, including area code:
(800) 366-0066
Date of fiscal year end:
January 31
Date of reporting period:
July 31, 2026
Item 1. Reports to Stockholders.
(a) The following is a copy of the report transmitted to stockholders pursuant to Rule 30e-1 under the Investment Company Act of 1940:

SunAmerica Series Trust
SA AB Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 1)*	$32	0.63%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,763M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.2%
Internet	21.7%
Software	8.7%
Retail	7.4%
Diversified Financial Services	4.9%
Pharmaceuticals	4.9%
Computers	3.2%
Commercial Services	3.2%
Health Care-Products	3.0%
Beverages	2.2%
Aerospace/Defense	2.0%
Biotechnology	1.5%
Electronics	1.1%
Health Care-Services	1.1%
Chemicals	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T774 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA AB Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 2)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,763M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.2%
Internet	21.7%
Software	8.7%
Retail	7.4%
Diversified Financial Services	4.9%
Pharmaceuticals	4.9%
Computers	3.2%
Commercial Services	3.2%
Health Care-Products	3.0%
Beverages	2.2%
Aerospace/Defense	2.0%
Biotechnology	1.5%
Electronics	1.1%
Health Care-Services	1.1%
Chemicals	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T576 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA AB Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Growth Portfolio (Class 3)*	$44	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,763M
Total number of portfolio holdings	64
Total net advisory fee paid	$5.3M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.2%
Internet	21.7%
Software	8.7%
Retail	7.4%
Diversified Financial Services	4.9%
Pharmaceuticals	4.9%
Computers	3.2%
Commercial Services	3.2%
Health Care-Products	3.0%
Beverages	2.2%
Aerospace/Defense	2.0%
Biotechnology	1.5%
Electronics	1.1%
Health Care-Services	1.1%
Chemicals	1.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T568 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 1)*	$48	0.91%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$488M
Total number of portfolio holdings	97
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.3%
Commercial Services	6.7%
REITS	5.8%
Health Care-Services	4.6%
Insurance	4.4%
Health Care-Products	4.4%
Diversified Financial Services	4.0%
Software	4.0%
Retail	3.1%
Transportation	3.0%
Machinery-Diversified	3.0%
Computers	2.9%
Food	2.9%
Auto Parts & Equipment	2.8%
Building Materials	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C671 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 2)*	$56	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$488M
Total number of portfolio holdings	97
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.3%
Commercial Services	6.7%
REITS	5.8%
Health Care-Services	4.6%
Insurance	4.4%
Health Care-Products	4.4%
Diversified Financial Services	4.0%
Software	4.0%
Retail	3.1%
Transportation	3.0%
Machinery-Diversified	3.0%
Computers	2.9%
Food	2.9%
Auto Parts & Equipment	2.8%
Building Materials	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T642 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA AB Small & Mid Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA AB Small & Mid Cap Value Portfolio (Class 3)*	$61	1.16%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$488M
Total number of portfolio holdings	97
Total net advisory fee paid	$2.1M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	8.3%
Commercial Services	6.7%
REITS	5.8%
Health Care-Services	4.6%
Insurance	4.4%
Health Care-Products	4.4%
Diversified Financial Services	4.0%
Software	4.0%
Retail	3.1%
Transportation	3.0%
Machinery-Diversified	3.0%
Computers	2.9%
Food	2.9%
Auto Parts & Equipment	2.8%
Building Materials	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T295 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Advantage International
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Advantage International Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Advantage International Portfolio (Class 1)*	$45	0.88%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	335
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	133%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.2%
Pharmaceuticals	8.0%
Semiconductors	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	3.7%
Aerospace/Defense	3.5%
Food	3.1%
Mining	3.0%
Electric	2.6%
Machinery-Construction & Mining	2.3%
Electrical Components & Equipment	2.3%
Distribution/Wholesale	2.1%
Electronics	2.0%
Commercial Services	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T691 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Advantage International
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Advantage International Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Advantage International Portfolio (Class 2)*	$53	1.03%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	335
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	133%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.2%
Pharmaceuticals	8.0%
Semiconductors	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	3.7%
Aerospace/Defense	3.5%
Food	3.1%
Mining	3.0%
Electric	2.6%
Machinery-Construction & Mining	2.3%
Electrical Components & Equipment	2.3%
Distribution/Wholesale	2.1%
Electronics	2.0%
Commercial Services	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C705 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Advantage International
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Advantage International Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Advantage International Portfolio (Class 3)*	$58	1.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$329M
Total number of portfolio holdings	335
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	133%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.2%
Pharmaceuticals	8.0%
Semiconductors	6.1%
Insurance	5.5%
Oil & Gas	4.5%
Telecommunications	3.7%
Aerospace/Defense	3.5%
Food	3.1%
Mining	3.0%
Electric	2.6%
Machinery-Construction & Mining	2.3%
Electrical Components & Equipment	2.3%
Distribution/Wholesale	2.1%
Electronics	2.0%
Commercial Services	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C804 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Multi-Factor 70/30
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 1)*	$17	0.34%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$132M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H795 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA BlackRock Multi-Factor 70/30
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA BlackRock Multi-Factor 70/30 Portfolio (Class 3)*	$30	0.59%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$132M
Total number of portfolio holdings	14
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	19%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H787 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Emerging Markets Equity Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 1)*	$30	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$119M
Total number of portfolio holdings	987
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	32.2%
Banks	13.9%
Internet	8.4%
Diversified Financial Services	4.3%
Oil & Gas	3.4%
Electronics	3.2%
Telecommunications	3.0%
Mining	2.9%
Auto Manufacturers	2.3%
Insurance	2.1%
Computers	2.0%
Pharmaceuticals	1.7%
Electric	1.6%
Chemicals	1.4%
Electrical Components & Equipment	1.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H506 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Emerging Markets Equity Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Emerging Markets Equity Index Portfolio (Class 3)*	$43	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$119M
Total number of portfolio holdings	987
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	32.2%
Banks	13.9%
Internet	8.4%
Diversified Financial Services	4.3%
Oil & Gas	3.4%
Electronics	3.2%
Telecommunications	3.0%
Mining	2.9%
Auto Manufacturers	2.3%
Insurance	2.1%
Computers	2.0%
Pharmaceuticals	1.7%
Electric	1.6%
Chemicals	1.4%
Electrical Components & Equipment	1.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H605 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 1)*	$27	0.55%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,510M
Total number of portfolio holdings	858
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.0%
Telecommunications	6.5%
Electric	5.7%
Pipelines	4.7%
Software	4.4%
Internet	3.9%
Pharmaceuticals	3.4%
Beverages	3.3%
REITS	3.2%
Oil & Gas	3.1%
Media	3.1%
Semiconductors	3.0%
Commercial Services	2.7%
Insurance	2.5%
Health Care-Products	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T501 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 2)*	$35	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,510M
Total number of portfolio holdings	858
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.0%
Telecommunications	6.5%
Electric	5.7%
Pipelines	4.7%
Software	4.4%
Internet	3.9%
Pharmaceuticals	3.4%
Beverages	3.3%
REITS	3.2%
Oil & Gas	3.1%
Media	3.1%
Semiconductors	3.0%
Commercial Services	2.7%
Insurance	2.5%
Health Care-Products	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T519 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Federated Hermes Corporate Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Federated Hermes Corporate Bond Portfolio (Class 3)*	$40	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,510M
Total number of portfolio holdings	858
Total net advisory fee paid	$3.8M
Portfolio turnover rate during the reporting period	17%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	20.0%
Telecommunications	6.5%
Electric	5.7%
Pipelines	4.7%
Software	4.4%
Internet	3.9%
Pharmaceuticals	3.4%
Beverages	3.3%
REITS	3.2%
Oil & Gas	3.1%
Media	3.1%
Semiconductors	3.0%
Commercial Services	2.7%
Insurance	2.5%
Health Care-Products	2.4%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T493 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	370
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.0%
Banks	10.1%
Internet	9.9%
Computers	6.7%
Software	5.9%
Pharmaceuticals	5.3%
Oil & Gas	3.5%
Unaffiliated Investment Companies	3.2%
Aerospace/Defense	2.8%
Insurance	2.5%
Electric	2.5%
Telecommunications	2.5%
Diversified Financial Services	2.4%
Retail	2.3%
Electronics	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T717 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 2)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	370
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.0%
Banks	10.1%
Internet	9.9%
Computers	6.7%
Software	5.9%
Pharmaceuticals	5.3%
Oil & Gas	3.5%
Unaffiliated Investment Companies	3.2%
Aerospace/Defense	2.8%
Insurance	2.5%
Electric	2.5%
Telecommunications	2.5%
Diversified Financial Services	2.4%
Retail	2.3%
Electronics	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T360 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Global Equities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Global Equities Portfolio (Class 3)*	$55	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$343M
Total number of portfolio holdings	370
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	34%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	12.0%
Banks	10.1%
Internet	9.9%
Computers	6.7%
Software	5.9%
Pharmaceuticals	5.3%
Oil & Gas	3.5%
Unaffiliated Investment Companies	3.2%
Aerospace/Defense	2.8%
Insurance	2.5%
Electric	2.5%
Telecommunications	2.5%
Diversified Financial Services	2.4%
Retail	2.3%
Electronics	2.0%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T352 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® International Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 1)*	$44	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	76%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.3%
Banks	19.8%
Aerospace/Defense	7.8%
Machinery-Construction & Mining	4.9%
Agriculture	4.6%
Insurance	4.2%
Mining	3.6%
Commercial Services	3.3%
Electronics	3.2%
Building Materials	3.0%
Engineering & Construction	3.0%
Computers	2.9%
Lodging	2.7%
Diversified Financial Services	2.7%
Electrical Components & Equipment	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H845 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® International Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® International Growth Portfolio (Class 3)*	$57	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$234M
Total number of portfolio holdings	61
Total net advisory fee paid	$0.9M
Portfolio turnover rate during the reporting period	76%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	24.3%
Banks	19.8%
Aerospace/Defense	7.8%
Machinery-Construction & Mining	4.9%
Agriculture	4.6%
Insurance	4.2%
Mining	3.6%
Commercial Services	3.3%
Electronics	3.2%
Building Materials	3.0%
Engineering & Construction	3.0%
Computers	2.9%
Lodging	2.7%
Diversified Financial Services	2.7%
Electrical Components & Equipment	1.9%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H837 (09/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 1)*	$46	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$251M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.5%
Real Estate	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T204 (09/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 2)*	$54	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$251M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.5%
Real Estate	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T329 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fidelity Institutional AM® Real Estate
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fidelity Institutional AM® Real Estate Portfolio (Class 3)*	$59	1.10%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$251M
Total number of portfolio holdings	30
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	97.5%
Real Estate	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T311 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 1)*	$16	0.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$536M
Total number of portfolio holdings	1,619
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.2%
Banks	7.6%
Unaffiliated Investment Companies	6.9%
Electric	2.9%
Foreign Government Obligations	2.6%
Multi-National	1.7%
Pharmaceuticals	1.7%
Telecommunications	1.5%
Internet	1.4%
Pipelines	1.3%
Diversified Financial Services	1.2%
Health Care-Services	1.2%
REITS	1.1%
Oil & Gas	1.1%
Software	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C119 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Index Portfolio (Class 3)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$536M
Total number of portfolio holdings	1,619
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	13%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	52.2%
Banks	7.6%
Unaffiliated Investment Companies	6.9%
Electric	2.9%
Foreign Government Obligations	2.6%
Multi-National	1.7%
Pharmaceuticals	1.7%
Telecommunications	1.5%
Internet	1.4%
Pipelines	1.3%
Diversified Financial Services	1.2%
Health Care-Services	1.2%
REITS	1.1%
Oil & Gas	1.1%
Software	1.0%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C127 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Intermediate Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 1)*	$16	0.33%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,478
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	8.8%
Unaffiliated Investment Companies	8.3%
Foreign Government Obligations	2.7%
Electric	2.6%
Multi-National	2.3%
Pharmaceuticals	1.4%
Diversified Financial Services	1.3%
REITS	1.3%
Pipelines	1.0%
Internet	0.9%
Auto Manufacturers	0.9%
Oil & Gas	0.9%
Software	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C424 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Fixed Income Intermediate Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Fixed Income Intermediate Index Portfolio (Class 3)*	$29	0.58%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$513M
Total number of portfolio holdings	1,478
Total net advisory fee paid	$0.7M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	53.6%
Banks	8.8%
Unaffiliated Investment Companies	8.3%
Foreign Government Obligations	2.7%
Electric	2.6%
Multi-National	2.3%
Pharmaceuticals	1.4%
Diversified Financial Services	1.3%
REITS	1.3%
Pipelines	1.0%
Internet	0.9%
Auto Manufacturers	0.9%
Oil & Gas	0.9%
Software	0.9%
Telecommunications	0.9%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C416 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 1)*	$37	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,287M
Total number of portfolio holdings	225
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.8%
Oil & Gas	7.7%
Pharmaceuticals	7.3%
Insurance	6.7%
Biotechnology	4.6%
Internet	3.8%
Telecommunications	3.6%
Health Care-Services	3.3%
Diversified Financial Services	3.2%
Retail	3.2%
Computers	3.2%
Software	2.8%
Media	2.4%
Semiconductors	2.3%
Electric	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T790 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 2)*	$45	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,287M
Total number of portfolio holdings	225
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.8%
Oil & Gas	7.7%
Pharmaceuticals	7.3%
Insurance	6.7%
Biotechnology	4.6%
Internet	3.8%
Telecommunications	3.6%
Health Care-Services	3.3%
Diversified Financial Services	3.2%
Retail	3.2%
Computers	3.2%
Software	2.8%
Media	2.4%
Semiconductors	2.3%
Electric	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T485 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin BW U.S. Large Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin BW U.S. Large Cap Value Portfolio (Class 3)*	$50	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,287M
Total number of portfolio holdings	225
Total net advisory fee paid	$4.1M
Portfolio turnover rate during the reporting period	41%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.8%
Oil & Gas	7.7%
Pharmaceuticals	7.3%
Insurance	6.7%
Biotechnology	4.6%
Internet	3.8%
Telecommunications	3.6%
Health Care-Services	3.3%
Diversified Financial Services	3.2%
Retail	3.2%
Computers	3.2%
Software	2.8%
Media	2.4%
Semiconductors	2.3%
Electric	2.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T477 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Small Company Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 1)*	$50	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$300M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.2%
Chemicals	6.9%
Insurance	6.2%
Oil & Gas Services	6.0%
Health Care-Products	3.8%
Machinery-Diversified	3.6%
Building Materials	3.6%
Software	3.4%
Electronics	3.3%
Oil & Gas	3.0%
Retail	3.0%
Aerospace/Defense	3.0%
REITS	2.8%
Investment Companies	2.8%
Short-Term Investments	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T741 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Small Company Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Small Company Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Small Company Value Portfolio (Class 3)*	$63	1.20%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$300M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.3M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	17.2%
Chemicals	6.9%
Insurance	6.2%
Oil & Gas Services	6.0%
Health Care-Products	3.8%
Machinery-Diversified	3.6%
Building Materials	3.6%
Software	3.4%
Electronics	3.3%
Oil & Gas	3.0%
Retail	3.0%
Aerospace/Defense	3.0%
REITS	2.8%
Investment Companies	2.8%
Short-Term Investments	2.6%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T287 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Core
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 1)*	$28	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.6%
Internet	15.5%
Computers	9.7%
Software	7.6%
Banks	5.8%
Oil & Gas	4.7%
Pharmaceuticals	4.3%
Diversified Financial Services	3.7%
Electric	3.0%
Auto Manufacturers	2.7%
Telecommunications	2.7%
Retail	2.4%
Aerospace/Defense	2.2%
Insurance	2.1%
Health Care-Products	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704H829 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Core
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Core Portfolio (Class 3)*	$41	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$346M
Total number of portfolio holdings	212
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	54%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.6%
Internet	15.5%
Computers	9.7%
Software	7.6%
Banks	5.8%
Oil & Gas	4.7%
Pharmaceuticals	4.3%
Diversified Financial Services	3.7%
Electric	3.0%
Auto Manufacturers	2.7%
Telecommunications	2.7%
Retail	2.4%
Aerospace/Defense	2.2%
Insurance	2.1%
Health Care-Products	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H811 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 1)*	$34	0.64%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$610M
Total number of portfolio holdings	127
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.9%
Software	9.9%
Internet	8.5%
Computers	7.4%
Retail	6.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Oil & Gas	4.5%
Biotechnology	4.4%
Auto Manufacturers	3.5%
Telecommunications	2.9%
Electric	2.9%
Agriculture	2.8%
Commercial Services	2.4%
Building Materials	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T782 (09/26)
SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 2)*	$42	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$610M
Total number of portfolio holdings	127
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.9%
Software	9.9%
Internet	8.5%
Computers	7.4%
Retail	6.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Oil & Gas	4.5%
Biotechnology	4.4%
Auto Manufacturers	3.5%
Telecommunications	2.9%
Electric	2.9%
Agriculture	2.8%
Commercial Services	2.4%
Building Materials	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T469 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Systematic U.S. Large Cap Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Systematic U.S. Large Cap Value Portfolio (Class 3)*	$48	0.89%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$610M
Total number of portfolio holdings	127
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	46%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	9.9%
Software	9.9%
Internet	8.5%
Computers	7.4%
Retail	6.7%
Insurance	5.3%
Pharmaceuticals	5.0%
Oil & Gas	4.5%
Biotechnology	4.4%
Auto Manufacturers	3.5%
Telecommunications	2.9%
Electric	2.9%
Agriculture	2.8%
Commercial Services	2.4%
Building Materials	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86703T451 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Tactical Opportunities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 1)*	$41	0.81%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$110M
Total number of portfolio holdings	1,259
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.5%
Semiconductors	9.4%
Internet	7.2%
Banks	6.6%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.5%
Collateralized Mortgage Obligations	4.0%
Computers	3.4%
Retail	3.2%
Software	2.9%
Insurance	2.8%
Telecommunications	2.8%
Diversified Financial Services	2.7%
Oil & Gas	2.6%
Aerospace/Defense	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C440 (09/26)

SunAmerica Series Trust

SunAmerica Series Trust
SA Franklin Tactical Opportunities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Franklin Tactical Opportunities Portfolio (Class 3)*	$54	1.06%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$110M
Total number of portfolio holdings	1,259
Total net advisory fee paid	$0.4M
Portfolio turnover rate during the reporting period	44%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.5%
Semiconductors	9.4%
Internet	7.2%
Banks	6.6%
Unaffiliated Investment Companies	5.3%
Pharmaceuticals	4.5%
Collateralized Mortgage Obligations	4.0%
Computers	3.4%
Retail	3.2%
Software	2.9%
Insurance	2.8%
Telecommunications	2.8%
Diversified Financial Services	2.7%
Oil & Gas	2.6%
Aerospace/Defense	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C432 (09/26)

SunAmerica Series Trust
SA Global Index Allocation 60/40
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 60/40 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$113M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H803 (09/26)

SunAmerica Series Trust
SA Global Index Allocation 75/25
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 1)*	$9	0.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$111M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H886 (09/26)

SunAmerica Series Trust
SA Global Index Allocation 75/25
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 75/25 Portfolio (Class 3)*	$22	0.43%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$111M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	8%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H878 (09/26)

SunAmerica Series Trust
SA Global Index Allocation 90/10
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$459M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H860 (09/26)

SunAmerica Series Trust
SA Global Index Allocation 90/10
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Global Index Allocation 90/10 Portfolio (Class 3)*	$19	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$459M
Total number of portfolio holdings	7
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	9%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H852 (09/26)

SunAmerica Series Trust
SA Goldman Sachs Multi-Asset Insights
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 1)*	$42	0.83%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	317
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	78%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	26.4%
Semiconductors	7.8%
Banks	5.8%
Computers	5.4%
Internet	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.7%
Retail	3.6%
Software	2.8%
Insurance	2.5%
Aerospace/Defense	2.1%
Unaffiliated Investment Companies	2.0%
Oil & Gas	1.8%
Electronics	1.8%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C390 (09/26)

SunAmerica Series Trust
SA Goldman Sachs Multi-Asset Insights
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Goldman Sachs Multi-Asset Insights Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$54M
Total number of portfolio holdings	317
Total net advisory fee paid	$0.2M
Portfolio turnover rate during the reporting period	78%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Short-Term Investments	26.4%
Semiconductors	7.8%
Banks	5.8%
Computers	5.4%
Internet	4.4%
Diversified Financial Services	3.9%
Pharmaceuticals	3.7%
Retail	3.6%
Software	2.8%
Insurance	2.5%
Aerospace/Defense	2.1%
Unaffiliated Investment Companies	2.0%
Oil & Gas	1.8%
Electronics	1.8%
Telecommunications	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C382 (09/26)

SunAmerica Series Trust
SA Index Allocation 60/40
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 1)*	$8	0.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$281M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C135 (09/26)

SunAmerica Series Trust
SA Index Allocation 60/40
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 60/40 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 60/40 Portfolio (Class 3)*	$20	0.40%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$281M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.1M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C143 (09/26)

SunAmerica Series Trust
SA Index Allocation 80/20
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 1)*	$7	0.13%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C150 (09/26)

SunAmerica Series Trust
SA Index Allocation 80/20
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 80/20 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 80/20 Portfolio (Class 3)*	$19	0.38%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$529M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.3M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C168 (09/26)

SunAmerica Series Trust
SA Index Allocation 90/10
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 1)*	$6	0.11%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,565M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C176 (09/26)

SunAmerica Series Trust
SA Index Allocation 90/10
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Index Allocation 90/10 Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Index Allocation 90/10 Portfolio (Class 3)*	$19	0.36%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,565M
Total number of portfolio holdings	6
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C184 (09/26)

SunAmerica Series Trust
SA International Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 1)*	$25	0.49%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,006M
Total number of portfolio holdings	679
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.0%
Pharmaceuticals	7.5%
Semiconductors	6.2%
Insurance	6.0%
Oil & Gas	3.8%
Aerospace/Defense	3.6%
Electric	3.4%
Telecommunications	3.0%
Mining	3.0%
Food	2.8%
Auto Manufacturers	2.2%
Electrical Components & Equipment	2.2%
Machinery-Construction & Mining	2.2%
Retail	2.1%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C192 (09/26)

SunAmerica Series Trust
SA International Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA International Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA International Index Portfolio (Class 3)*	$38	0.74%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,006M
Total number of portfolio holdings	679
Total net advisory fee paid	$2.0M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	18.0%
Pharmaceuticals	7.5%
Semiconductors	6.2%
Insurance	6.0%
Oil & Gas	3.8%
Aerospace/Defense	3.6%
Electric	3.4%
Telecommunications	3.0%
Mining	3.0%
Food	2.8%
Auto Manufacturers	2.2%
Electrical Components & Equipment	2.2%
Machinery-Construction & Mining	2.2%
Retail	2.1%
Commercial Services	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C218 (09/26)

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$270M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
Biotechnology	10.1%
Electronics	9.3%
Diversified Financial Services	7.1%
Health Care-Services	6.3%
Machinery-Diversified	5.2%
Health Care-Products	4.0%
Software	3.6%
Oil & Gas	3.2%
Engineering & Construction	3.2%
Pharmaceuticals	3.1%
Transportation	3.0%
Building Materials	2.2%
Oil & Gas Services	1.9%
Electrical Components & Equipment	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T659 (09/26)

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 2)*	$50	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$270M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
Biotechnology	10.1%
Electronics	9.3%
Diversified Financial Services	7.1%
Health Care-Services	6.3%
Machinery-Diversified	5.2%
Health Care-Products	4.0%
Software	3.6%
Oil & Gas	3.2%
Engineering & Construction	3.2%
Pharmaceuticals	3.1%
Transportation	3.0%
Building Materials	2.2%
Oil & Gas Services	1.9%
Electrical Components & Equipment	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C309 (09/26)

SunAmerica Series Trust
SA Invesco Growth Opportunities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Invesco Growth Opportunities Portfolio (Class 3)*	$55	1.07%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$270M
Total number of portfolio holdings	96
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	57%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
Biotechnology	10.1%
Electronics	9.3%
Diversified Financial Services	7.1%
Health Care-Services	6.3%
Machinery-Diversified	5.2%
Health Care-Products	4.0%
Software	3.6%
Oil & Gas	3.2%
Engineering & Construction	3.2%
Pharmaceuticals	3.1%
Transportation	3.0%
Building Materials	2.2%
Oil & Gas Services	1.9%
Electrical Components & Equipment	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C408 (09/26)

SunAmerica Series Trust
SA Janus Focused Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 1)*	$41	0.80%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$489M
Total number of portfolio holdings	35
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.1%
Internet	24.1%
Software	10.5%
Aerospace/Defense	5.6%
Computers	5.3%
Pharmaceuticals	4.7%
Electrical Components & Equipment	3.9%
Machinery-Construction & Mining	3.0%
Health Care-Products	3.0%
Health Care-Services	2.7%
Biotechnology	2.4%
Short-Term Investments	2.0%
Diversified Financial Services	1.6%
Entertainment	1.4%
Retail	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C861 (09/26)

SunAmerica Series Trust
SA Janus Focused Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 2)*	$48	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$489M
Total number of portfolio holdings	35
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.1%
Internet	24.1%
Software	10.5%
Aerospace/Defense	5.6%
Computers	5.3%
Pharmaceuticals	4.7%
Electrical Components & Equipment	3.9%
Machinery-Construction & Mining	3.0%
Health Care-Products	3.0%
Health Care-Services	2.7%
Biotechnology	2.4%
Short-Term Investments	2.0%
Diversified Financial Services	1.6%
Entertainment	1.4%
Retail	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C853 (09/26)

SunAmerica Series Trust
SA Janus Focused Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Janus Focused Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Janus Focused Growth Portfolio (Class 3)*	$53	1.05%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$489M
Total number of portfolio holdings	35
Total net advisory fee paid	$1.8M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.1%
Internet	24.1%
Software	10.5%
Aerospace/Defense	5.6%
Computers	5.3%
Pharmaceuticals	4.7%
Electrical Components & Equipment	3.9%
Machinery-Construction & Mining	3.0%
Health Care-Products	3.0%
Health Care-Services	2.7%
Biotechnology	2.4%
Short-Term Investments	2.0%
Diversified Financial Services	1.6%
Entertainment	1.4%
Retail	1.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C846 (09/26)

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$421M
Total number of portfolio holdings	1,583
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.0%
Semiconductors	9.5%
Internet	7.1%
U.S. Government & Agency Obligations	6.2%
Unaffiliated Investment Companies	4.6%
Other Asset Backed Securities	3.5%
Pharmaceuticals	3.4%
Computers	3.4%
Electric	2.9%
Software	2.9%
Diversified Financial Services	2.8%
Retail	2.6%
Insurance	2.5%
Collateralized Mortgage Obligations	2.4%
Auto Loan Receivables	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T881 (09/26)

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 2)*	$43	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$421M
Total number of portfolio holdings	1,583
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.0%
Semiconductors	9.5%
Internet	7.1%
U.S. Government & Agency Obligations	6.2%
Unaffiliated Investment Companies	4.6%
Other Asset Backed Securities	3.5%
Pharmaceuticals	3.4%
Computers	3.4%
Electric	2.9%
Software	2.9%
Diversified Financial Services	2.8%
Retail	2.6%
Insurance	2.5%
Collateralized Mortgage Obligations	2.4%
Auto Loan Receivables	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T279 (09/26)

SunAmerica Series Trust
SA JPMorgan Diversified Balanced
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Diversified Balanced Portfolio (Class 3)*	$48	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$421M
Total number of portfolio holdings	1,583
Total net advisory fee paid	$1.2M
Portfolio turnover rate during the reporting period	26%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.0%
Semiconductors	9.5%
Internet	7.1%
U.S. Government & Agency Obligations	6.2%
Unaffiliated Investment Companies	4.6%
Other Asset Backed Securities	3.5%
Pharmaceuticals	3.4%
Computers	3.4%
Electric	2.9%
Software	2.9%
Diversified Financial Services	2.8%
Retail	2.6%
Insurance	2.5%
Collateralized Mortgage Obligations	2.4%
Auto Loan Receivables	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T261 (09/26)

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 1)*	$60	1.14%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	134
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	33.6%
Banks	13.4%
Oil & Gas	8.1%
Insurance	5.5%
Internet	5.0%
Diversified Financial Services	3.8%
Telecommunications	3.0%
Transportation	2.4%
Computers	2.3%
Electronics	2.2%
Commercial Services	1.6%
Auto Parts & Equipment	1.6%
Food	1.5%
Auto Manufacturers	1.4%
Mining	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T303 (09/26)

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 2)*	$67	1.29%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	134
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	33.6%
Banks	13.4%
Oil & Gas	8.1%
Insurance	5.5%
Internet	5.0%
Diversified Financial Services	3.8%
Telecommunications	3.0%
Transportation	2.4%
Computers	2.3%
Electronics	2.2%
Commercial Services	1.6%
Auto Parts & Equipment	1.6%
Food	1.5%
Auto Manufacturers	1.4%
Mining	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T444 (09/26)

SunAmerica Series Trust
SA JPMorgan Emerging Markets
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Emerging Markets Portfolio (Class 3)*	$73	1.39%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$220M
Total number of portfolio holdings	134
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	33%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	33.6%
Banks	13.4%
Oil & Gas	8.1%
Insurance	5.5%
Internet	5.0%
Diversified Financial Services	3.8%
Telecommunications	3.0%
Transportation	2.4%
Computers	2.3%
Electronics	2.2%
Commercial Services	1.6%
Auto Parts & Equipment	1.6%
Food	1.5%
Auto Manufacturers	1.4%
Mining	1.2%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T436 (09/26)

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 1)*	$32	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$778M
Total number of portfolio holdings	82
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
Internet	8.7%
Pharmaceuticals	7.6%
Retail	6.5%
Computers	6.0%
Diversified Financial Services	5.4%
Oil & Gas	5.0%
Software	4.3%
Electric	4.2%
Semiconductors	4.0%
Health Care-Services	3.4%
Aerospace/Defense	3.3%
Health Care-Products	3.0%
Insurance	2.7%
Machinery-Diversified	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T824 (09/26)

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 2)*	$39	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$778M
Total number of portfolio holdings	82
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
Internet	8.7%
Pharmaceuticals	7.6%
Retail	6.5%
Computers	6.0%
Diversified Financial Services	5.4%
Oil & Gas	5.0%
Software	4.3%
Electric	4.2%
Semiconductors	4.0%
Health Care-Services	3.4%
Aerospace/Defense	3.3%
Health Care-Products	3.0%
Insurance	2.7%
Machinery-Diversified	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C101 (09/26)

SunAmerica Series Trust
SA JPMorgan Equity-Income
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Equity-Income Portfolio (Class 3)*	$45	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$778M
Total number of portfolio holdings	82
Total net advisory fee paid	$2.2M
Portfolio turnover rate during the reporting period	27%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	11.8%
Internet	8.7%
Pharmaceuticals	7.6%
Retail	6.5%
Computers	6.0%
Diversified Financial Services	5.4%
Oil & Gas	5.0%
Software	4.3%
Electric	4.2%
Semiconductors	4.0%
Health Care-Services	3.4%
Aerospace/Defense	3.3%
Health Care-Products	3.0%
Insurance	2.7%
Machinery-Diversified	2.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C200 (09/26)

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	66
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	19.3%
Internet	15.6%
Computers	8.1%
Software	6.3%
Diversified Financial Services	5.7%
Retail	5.7%
Banks	5.0%
Health Care-Products	3.8%
Electric	3.6%
Pharmaceuticals	3.2%
Insurance	2.8%
Oil & Gas Services	2.3%
Aerospace/Defense	2.1%
Media	1.9%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T816 (09/26)

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 2)*	$43	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	66
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	19.3%
Internet	15.6%
Computers	8.1%
Software	6.3%
Diversified Financial Services	5.7%
Retail	5.7%
Banks	5.0%
Health Care-Products	3.8%
Electric	3.6%
Pharmaceuticals	3.2%
Insurance	2.8%
Oil & Gas Services	2.3%
Aerospace/Defense	2.1%
Media	1.9%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T428 (09/26)

SunAmerica Series Trust
SA JPMorgan Large Cap Core
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Large Cap Core Portfolio (Class 3)*	$48	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$509M
Total number of portfolio holdings	66
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	19.3%
Internet	15.6%
Computers	8.1%
Software	6.3%
Diversified Financial Services	5.7%
Retail	5.7%
Banks	5.0%
Health Care-Products	3.8%
Electric	3.6%
Pharmaceuticals	3.2%
Insurance	2.8%
Oil & Gas Services	2.3%
Aerospace/Defense	2.1%
Media	1.9%
Commercial Services	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T410 (09/26)

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 1)*	$27	0.54%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,771M
Total number of portfolio holdings	1,692
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	43.5%
Collateralized Mortgage Obligations	14.2%
Banks	8.2%
Other Asset Backed Securities	5.9%
Auto Loan Receivables	2.6%
Electric	2.4%
Diversified Financial Services	2.2%
Pipelines	1.6%
REITS	1.4%
Software	1.4%
Health Care-Services	1.3%
Short-Term Investments	1.3%
Telecommunications	1.3%
Insurance	1.0%
Commercial Services	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T808 (09/26)

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 2)*	$34	0.69%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,771M
Total number of portfolio holdings	1,692
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	43.5%
Collateralized Mortgage Obligations	14.2%
Banks	8.2%
Other Asset Backed Securities	5.9%
Auto Loan Receivables	2.6%
Electric	2.4%
Diversified Financial Services	2.2%
Pipelines	1.6%
REITS	1.4%
Software	1.4%
Health Care-Services	1.3%
Short-Term Investments	1.3%
Telecommunications	1.3%
Insurance	1.0%
Commercial Services	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T212 (09/26)

SunAmerica Series Trust
SA JPMorgan MFS Core Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan MFS Core Bond Portfolio (Class 3)*	$39	0.79%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,771M
Total number of portfolio holdings	1,692
Total net advisory fee paid	$4.4M
Portfolio turnover rate during the reporting period	15%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	43.5%
Collateralized Mortgage Obligations	14.2%
Banks	8.2%
Other Asset Backed Securities	5.9%
Auto Loan Receivables	2.6%
Electric	2.4%
Diversified Financial Services	2.2%
Pipelines	1.6%
REITS	1.4%
Software	1.4%
Health Care-Services	1.3%
Short-Term Investments	1.3%
Telecommunications	1.3%
Insurance	1.0%
Commercial Services	0.8%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T196 (09/26)

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 1)*	$39	0.77%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$633M
Total number of portfolio holdings	112
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.1%
Semiconductors	9.2%
Retail	7.0%
Biotechnology	4.8%
Pharmaceuticals	4.5%
Aerospace/Defense	4.5%
Health Care-Products	4.4%
Engineering & Construction	4.4%
Miscellaneous Manufacturing	3.7%
Internet	3.6%
Computers	3.2%
Leisure Time	2.7%
Machinery-Diversified	2.5%
Distribution/Wholesale	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T733 (09/26)

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 2)*	$46	0.92%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$633M
Total number of portfolio holdings	112
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.1%
Semiconductors	9.2%
Retail	7.0%
Biotechnology	4.8%
Pharmaceuticals	4.5%
Aerospace/Defense	4.5%
Health Care-Products	4.4%
Engineering & Construction	4.4%
Miscellaneous Manufacturing	3.7%
Internet	3.6%
Computers	3.2%
Leisure Time	2.7%
Machinery-Diversified	2.5%
Distribution/Wholesale	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C812 (09/26)

SunAmerica Series Trust
SA JPMorgan Mid-Cap Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Mid-Cap Growth Portfolio (Class 3)*	$51	1.02%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$633M
Total number of portfolio holdings	112
Total net advisory fee paid	$2.4M
Portfolio turnover rate during the reporting period	55%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Software	17.1%
Semiconductors	9.2%
Retail	7.0%
Biotechnology	4.8%
Pharmaceuticals	4.5%
Aerospace/Defense	4.5%
Health Care-Products	4.4%
Engineering & Construction	4.4%
Miscellaneous Manufacturing	3.7%
Internet	3.6%
Computers	3.2%
Leisure Time	2.7%
Machinery-Diversified	2.5%
Distribution/Wholesale	2.2%
Pipelines	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C796 (09/26)

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 1)*	$26	0.53%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	261
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.1%
Insurance	10.8%
Short-Term Investments	9.5%
Other Asset Backed Securities	7.7%
Auto Loan Receivables	7.1%
Electric	6.0%
U.S. Government & Agency Obligations	4.2%
Auto Manufacturers	3.8%
Diversified Financial Services	3.4%
Food	2.6%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	2.3%
Health Care-Products	1.5%
Pipelines	1.4%
Chemicals	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T402 (09/26)

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 2)*	$34	0.68%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	261
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.1%
Insurance	10.8%
Short-Term Investments	9.5%
Other Asset Backed Securities	7.7%
Auto Loan Receivables	7.1%
Electric	6.0%
U.S. Government & Agency Obligations	4.2%
Auto Manufacturers	3.8%
Diversified Financial Services	3.4%
Food	2.6%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	2.3%
Health Care-Products	1.5%
Pipelines	1.4%
Chemicals	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T535 (09/26)

SunAmerica Series Trust
SA JPMorgan Ultra-Short Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA JPMorgan Ultra-Short Bond Portfolio (Class 3)*	$39	0.78%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$334M
Total number of portfolio holdings	261
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	36%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	22.1%
Insurance	10.8%
Short-Term Investments	9.5%
Other Asset Backed Securities	7.7%
Auto Loan Receivables	7.1%
Electric	6.0%
U.S. Government & Agency Obligations	4.2%
Auto Manufacturers	3.8%
Diversified Financial Services	3.4%
Food	2.6%
Collateralized Mortgage Obligations	2.5%
Pharmaceuticals	2.3%
Health Care-Products	1.5%
Pipelines	1.4%
Chemicals	1.3%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T527 (09/26)

SunAmerica Series Trust
SA Large Cap Growth Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$738M
Total number of portfolio holdings	151
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	27.4%
Internet	21.5%
Software	12.1%
Computers	8.5%
Pharmaceuticals	4.3%
Banks	3.0%
Insurance	2.9%
Diversified Financial Services	2.6%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.1%
Auto Manufacturers	1.7%
Telecommunications	1.6%
Retail	1.2%
Electronics	1.1%
Health Care-Products	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H100 (09/26)

SunAmerica Series Trust
SA Large Cap Growth Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Growth Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Growth Index Portfolio (Class 3)*	$31	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$738M
Total number of portfolio holdings	151
Total net advisory fee paid	$1.1M
Portfolio turnover rate during the reporting period	3%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	27.4%
Internet	21.5%
Software	12.1%
Computers	8.5%
Pharmaceuticals	4.3%
Banks	3.0%
Insurance	2.9%
Diversified Financial Services	2.6%
Aerospace/Defense	2.3%
Machinery-Construction & Mining	2.1%
Auto Manufacturers	1.7%
Telecommunications	1.6%
Retail	1.2%
Electronics	1.1%
Health Care-Products	0.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H209 (09/26)

SunAmerica Series Trust
SA Large Cap Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,280M
Total number of portfolio holdings	507
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	13.9%
Computers	9.4%
Software	7.9%
Pharmaceuticals	4.7%
Banks	4.7%
Retail	3.8%
Diversified Financial Services	3.5%
Insurance	3.1%
Oil & Gas	2.7%
Aerospace/Defense	2.2%
Health Care-Products	2.0%
Telecommunications	2.0%
Electric	2.0%
Auto Manufacturers	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T832 (09/26)

SunAmerica Series Trust
SA Large Cap Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Index Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$3,280M
Total number of portfolio holdings	507
Total net advisory fee paid	$3.7M
Portfolio turnover rate during the reporting period	1%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	13.9%
Computers	9.4%
Software	7.9%
Pharmaceuticals	4.7%
Banks	4.7%
Retail	3.8%
Diversified Financial Services	3.5%
Insurance	3.1%
Oil & Gas	2.7%
Aerospace/Defense	2.2%
Health Care-Products	2.0%
Telecommunications	2.0%
Electric	2.0%
Auto Manufacturers	1.8%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C457 (09/26)

SunAmerica Series Trust
SA Large Cap Value Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 1)*	$18	0.35%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$702M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	10.3%
Retail	6.9%
Banks	6.7%
Oil & Gas	5.8%
Pharmaceuticals	5.3%
Internet	5.0%
Diversified Financial Services	4.6%
Semiconductors	4.3%
Electric	4.0%
Health Care-Products	3.4%
Insurance	3.3%
REITS	3.2%
Software	3.0%
Telecommunications	2.6%
Health Care-Services	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H308 (09/26)

SunAmerica Series Trust
SA Large Cap Value Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Large Cap Value Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Large Cap Value Index Portfolio (Class 3)*	$31	0.60%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$702M
Total number of portfolio holdings	442
Total net advisory fee paid	$1.0M
Portfolio turnover rate during the reporting period	2%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Computers	10.3%
Retail	6.9%
Banks	6.7%
Oil & Gas	5.8%
Pharmaceuticals	5.3%
Internet	5.0%
Diversified Financial Services	4.6%
Semiconductors	4.3%
Electric	4.0%
Health Care-Products	3.4%
Insurance	3.3%
REITS	3.2%
Software	3.0%
Telecommunications	2.6%
Health Care-Services	2.4%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704H407 (09/26)

SunAmerica Series Trust
SA MFS Large Cap Growth
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 1)*	$36	0.70%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$688M
Total number of portfolio holdings	85
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.5%
Internet	18.1%
Software	11.0%
Computers	10.3%
Machinery-Construction & Mining	5.3%
Pharmaceuticals	3.2%
Diversified Financial Services	2.7%
Banks	2.2%
Auto Manufacturers	1.8%
Telecommunications	1.7%
Electronics	1.7%
Beverages	1.4%
Leisure Time	1.3%
Biotechnology	1.2%
Engineering & Construction	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T667 (09/26)

SunAmerica Series Trust
SA MFS Large Cap Growth
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 2)*	$43	0.85%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$688M
Total number of portfolio holdings	85
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.5%
Internet	18.1%
Software	11.0%
Computers	10.3%
Machinery-Construction & Mining	5.3%
Pharmaceuticals	3.2%
Diversified Financial Services	2.7%
Banks	2.2%
Auto Manufacturers	1.8%
Telecommunications	1.7%
Electronics	1.7%
Beverages	1.4%
Leisure Time	1.3%
Biotechnology	1.2%
Engineering & Construction	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T550 (09/26)

SunAmerica Series Trust
SA MFS Large Cap Growth
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Large Cap Growth Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Large Cap Growth Portfolio (Class 3)*	$48	0.95%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$688M
Total number of portfolio holdings	85
Total net advisory fee paid	$2.3M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	28.5%
Internet	18.1%
Software	11.0%
Computers	10.3%
Machinery-Construction & Mining	5.3%
Pharmaceuticals	3.2%
Diversified Financial Services	2.7%
Banks	2.2%
Auto Manufacturers	1.8%
Telecommunications	1.7%
Electronics	1.7%
Beverages	1.4%
Leisure Time	1.3%
Biotechnology	1.2%
Engineering & Construction	1.2%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T543 (09/26)

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 1)*	$36	0.71%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$582M
Total number of portfolio holdings	68
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	14.1%
Computers	8.6%
Software	6.7%
Diversified Financial Services	5.5%
Banks	5.4%
Health Care-Products	5.2%
Electronics	4.9%
Aerospace/Defense	3.2%
Electric	3.0%
Insurance	2.7%
Oil & Gas	2.7%
Retail	2.4%
Commercial Services	2.3%
Cosmetics/Personal Care	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T766 (09/26)

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 2)*	$44	0.86%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$582M
Total number of portfolio holdings	68
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	14.1%
Computers	8.6%
Software	6.7%
Diversified Financial Services	5.5%
Banks	5.4%
Health Care-Products	5.2%
Electronics	4.9%
Aerospace/Defense	3.2%
Electric	3.0%
Insurance	2.7%
Oil & Gas	2.7%
Retail	2.4%
Commercial Services	2.3%
Cosmetics/Personal Care	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C838 (09/26)

SunAmerica Series Trust
SA MFS Massachusetts Investors Trust
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Massachusetts Investors Trust Portfolio (Class 3)*	$49	0.96%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$582M
Total number of portfolio holdings	68
Total net advisory fee paid	$1.9M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	16.8%
Internet	14.1%
Computers	8.6%
Software	6.7%
Diversified Financial Services	5.5%
Banks	5.4%
Health Care-Products	5.2%
Electronics	4.9%
Aerospace/Defense	3.2%
Electric	3.0%
Insurance	2.7%
Oil & Gas	2.7%
Retail	2.4%
Commercial Services	2.3%
Cosmetics/Personal Care	2.1%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C820 (09/26)

SunAmerica Series Trust
SA MFS Total Return
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 1)*	$36	0.72%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	812
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.6%
Banks	9.2%
Insurance	5.9%
Collateralized Mortgage Obligations	5.7%
Oil & Gas	4.6%
Software	4.5%
Health Care-Products	4.3%
Electric	4.3%
Pharmaceuticals	4.1%
Diversified Financial Services	3.9%
Health Care-Services	2.9%
Other Asset Backed Securities	2.6%
Aerospace/Defense	2.2%
Agriculture	2.1%
Advertising	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T873 (09/26)

SunAmerica Series Trust
SA MFS Total Return
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 2)*	$44	0.87%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	812
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.6%
Banks	9.2%
Insurance	5.9%
Collateralized Mortgage Obligations	5.7%
Oil & Gas	4.6%
Software	4.5%
Health Care-Products	4.3%
Electric	4.3%
Pharmaceuticals	4.1%
Diversified Financial Services	3.9%
Health Care-Services	2.9%
Other Asset Backed Securities	2.6%
Aerospace/Defense	2.2%
Agriculture	2.1%
Advertising	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C788 (09/26)

SunAmerica Series Trust
SA MFS Total Return
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA MFS Total Return Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA MFS Total Return Portfolio (Class 3)*	$49	0.97%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$480M
Total number of portfolio holdings	812
Total net advisory fee paid	$1.5M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	16.6%
Banks	9.2%
Insurance	5.9%
Collateralized Mortgage Obligations	5.7%
Oil & Gas	4.6%
Software	4.5%
Health Care-Products	4.3%
Electric	4.3%
Pharmaceuticals	4.1%
Diversified Financial Services	3.9%
Health Care-Services	2.9%
Other Asset Backed Securities	2.6%
Aerospace/Defense	2.2%
Agriculture	2.1%
Advertising	1.7%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C770 (09/26)

SunAmerica Series Trust
SA Mid Cap Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 1)*	$19	0.37%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	403
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.1%
Banks	6.2%
Retail	4.9%
Insurance	4.4%
Semiconductors	4.2%
Software	4.0%
Biotechnology	3.9%
Electronics	3.7%
Commercial Services	3.5%
Oil & Gas	3.3%
Machinery-Diversified	3.2%
Health Care-Services	2.8%
Computers	2.7%
Diversified Financial Services	2.6%
Aerospace/Defense	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C226 (09/26)

SunAmerica Series Trust
SA Mid Cap Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Mid Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Mid Cap Index Portfolio (Class 3)*	$32	0.62%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$516M
Total number of portfolio holdings	403
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	10%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
REITS	7.1%
Banks	6.2%
Retail	4.9%
Insurance	4.4%
Semiconductors	4.2%
Software	4.0%
Biotechnology	3.9%
Electronics	3.7%
Commercial Services	3.5%
Oil & Gas	3.3%
Machinery-Diversified	3.2%
Health Care-Services	2.8%
Computers	2.7%
Diversified Financial Services	2.6%
Aerospace/Defense	2.5%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C234 (09/26)

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 1)*	$46	0.94%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	558
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	93%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5%
Collateralized Mortgage Obligations	12.1%
Short-Term Investments	10.1%
Banks	8.4%
Other Asset Backed Securities	7.0%
Repurchase Agreements	1.2%
Internet	1.2%
Investment Companies	1.1%
Telecommunications	0.9%
Auto Loan Receivables	0.5%
Pharmaceuticals	0.4%
Diversified Financial Services	0.4%
Oil & Gas	0.4%
Savings & Loans	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T600 (09/26)

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 2)*	$54	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	558
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	93%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5%
Collateralized Mortgage Obligations	12.1%
Short-Term Investments	10.1%
Banks	8.4%
Other Asset Backed Securities	7.0%
Repurchase Agreements	1.2%
Internet	1.2%
Investment Companies	1.1%
Telecommunications	0.9%
Auto Loan Receivables	0.5%
Pharmaceuticals	0.4%
Diversified Financial Services	0.4%
Oil & Gas	0.4%
Savings & Loans	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T386 (09/26)

SunAmerica Series Trust
SA PIMCO Global Bond Opportunities
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO Global Bond Opportunities Portfolio (Class 3)*	$59	1.19%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$273M
Total number of portfolio holdings	558
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	93%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5%
Collateralized Mortgage Obligations	12.1%
Short-Term Investments	10.1%
Banks	8.4%
Other Asset Backed Securities	7.0%
Repurchase Agreements	1.2%
Internet	1.2%
Investment Companies	1.1%
Telecommunications	0.9%
Auto Loan Receivables	0.5%
Pharmaceuticals	0.4%
Diversified Financial Services	0.4%
Oil & Gas	0.4%
Savings & Loans	0.2%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T378 (09/26)

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 1)*	$44	0.84%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$473M
Total number of portfolio holdings	229
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Oil & Gas	12.3%
Pharmaceuticals	11.3%
Telecommunications	8.7%
Transportation	8.3%
Chemicals	7.3%
Food	6.1%
Iron/Steel	5.4%
Insurance	5.2%
Auto Parts & Equipment	4.8%
Commercial Services	3.3%
Retail	2.9%
Auto Manufacturers	2.8%
Agriculture	2.2%
Electric	2.2%
Real Estate	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C689 (09/26)

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 2)*	$51	0.99%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$473M
Total number of portfolio holdings	229
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Oil & Gas	12.3%
Pharmaceuticals	11.3%
Telecommunications	8.7%
Transportation	8.3%
Chemicals	7.3%
Food	6.1%
Iron/Steel	5.4%
Insurance	5.2%
Auto Parts & Equipment	4.8%
Commercial Services	3.3%
Retail	2.9%
Auto Manufacturers	2.8%
Agriculture	2.2%
Electric	2.2%
Real Estate	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T634 (09/26)

SunAmerica Series Trust
SA PIMCO RAE International Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PIMCO RAE International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PIMCO RAE International Value Portfolio (Class 3)*	$57	1.09%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$473M
Total number of portfolio holdings	229
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	35%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Oil & Gas	12.3%
Pharmaceuticals	11.3%
Telecommunications	8.7%
Transportation	8.3%
Chemicals	7.3%
Food	6.1%
Iron/Steel	5.4%
Insurance	5.2%
Auto Parts & Equipment	4.8%
Commercial Services	3.3%
Retail	2.9%
Auto Manufacturers	2.8%
Agriculture	2.2%
Electric	2.2%
Real Estate	2.1%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T394 (09/26)

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 1)*	$37	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$236M
Total number of portfolio holdings	283
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Telecommunications	8.8%
Diversified Financial Services	7.6%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.6%
Retail	4.1%
Electric	3.6%
Health Care-Services	3.5%
Food	3.3%
Insurance	3.3%
Commercial Services	3.2%
Entertainment	3.1%
Software	2.8%
REITS	2.7%
Lodging	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T709 (09/26)

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 2)*	$45	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$236M
Total number of portfolio holdings	283
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Telecommunications	8.8%
Diversified Financial Services	7.6%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.6%
Retail	4.1%
Electric	3.6%
Health Care-Services	3.5%
Food	3.3%
Insurance	3.3%
Commercial Services	3.2%
Entertainment	3.1%
Software	2.8%
REITS	2.7%
Lodging	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C507 (09/26)

SunAmerica Series Trust
SA PineBridge High-Yield Bond
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA PineBridge High-Yield Bond Portfolio (Class 3)*	$50	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$236M
Total number of portfolio holdings	283
Total net advisory fee paid	$0.8M
Portfolio turnover rate during the reporting period	39%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Telecommunications	8.8%
Diversified Financial Services	7.6%
Pipelines	6.4%
Media	6.0%
Oil & Gas	5.6%
Retail	4.1%
Electric	3.6%
Health Care-Services	3.5%
Food	3.3%
Insurance	3.3%
Commercial Services	3.2%
Entertainment	3.1%
Software	2.8%
REITS	2.7%
Lodging	2.6%
Portfolio Composition
 (% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C606 (09/26)

SunAmerica Series Trust
SA Putnam International Value
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 1)*	$48	0.93%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	175
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	28.8%
Insurance	7.9%
Oil & Gas	7.9%
Food	5.2%
Pharmaceuticals	4.7%
Telecommunications	4.6%
Retail	3.2%
Electric	3.2%
Mining	2.8%
Building Materials	2.7%
Distribution/Wholesale	2.5%
Electronics	2.5%
Aerospace/Defense	2.2%
Beverages	2.2%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86703T105 (09/26)

SunAmerica Series Trust
SA Putnam International Value
Class 2
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 2)*	$56	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	175
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	28.8%
Insurance	7.9%
Oil & Gas	7.9%
Food	5.2%
Pharmaceuticals	4.7%
Telecommunications	4.6%
Retail	3.2%
Electric	3.2%
Mining	2.8%
Building Materials	2.7%
Distribution/Wholesale	2.5%
Electronics	2.5%
Aerospace/Defense	2.2%
Beverages	2.2%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C887 (09/26)

SunAmerica Series Trust
SA Putnam International Value
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Putnam International Value Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Putnam International Value Portfolio (Class 3)*	$61	1.18%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$345M
Total number of portfolio holdings	175
Total net advisory fee paid	$1.4M
Portfolio turnover rate during the reporting period	16%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	28.8%
Insurance	7.9%
Oil & Gas	7.9%
Food	5.2%
Pharmaceuticals	4.7%
Telecommunications	4.6%
Retail	3.2%
Electric	3.2%
Mining	2.8%
Building Materials	2.7%
Distribution/Wholesale	2.5%
Electronics	2.5%
Aerospace/Defense	2.2%
Beverages	2.2%
Miscellaneous Manufacturing	1.8%
Portfolio Composition
Country
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C879 (09/26)

SunAmerica Series Trust
SA Schroders VCP Global Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 1)*	$45	0.90%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$392M
Total number of portfolio holdings	1,171
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.4%
Semiconductors	7.8%
Short-Term Investments	7.7%
Internet	6.6%
Insurance	4.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.4%
Software	3.9%
Telecommunications	3.4%
Electric	3.2%
Oil & Gas	3.2%
Computers	3.0%
REITS	2.3%
Pipelines	2.2%
Retail	1.9%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C473 (09/26)

SunAmerica Series Trust
SA Schroders VCP Global Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Schroders VCP Global Allocation Portfolio (Class 3)*	$58	1.15%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$392M
Total number of portfolio holdings	1,171
Total net advisory fee paid	$1.7M
Portfolio turnover rate during the reporting period	30%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio as of the end of the period.
Top Industries*
(% of net assets)
Banks	14.4%
Semiconductors	7.8%
Short-Term Investments	7.7%
Internet	6.6%
Insurance	4.7%
Pharmaceuticals	4.5%
Diversified Financial Services	4.4%
Software	3.9%
Telecommunications	3.4%
Electric	3.2%
Oil & Gas	3.2%
Computers	3.0%
REITS	2.3%
Pipelines	2.2%
Retail	1.9%
Country
(% of net assets)
Credit Quality **
(% of total debt issues)
*   Percentages exclude derivatives (other than purchased options), if any.
** Credit quality ratings shown above reflect the rating assigned by Moody's Investors Service, Inc. Where Moody's ratings are not available, we have used Standard & Poor's ratings.  Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change. Percentages exclude short-term securities.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C614 (09/26)

SunAmerica Series Trust
SA Small Cap Index
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 1)*	$22	0.41%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$353M
Total number of portfolio holdings	2,011
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.0%
Biotechnology	9.8%
REITS	5.9%
Software	4.4%
Commercial Services	4.1%
Health Care-Products	3.7%
Retail	3.4%
Diversified Financial Services	3.3%
Oil & Gas	3.0%
Pharmaceuticals	2.9%
Health Care-Services	2.6%
Semiconductors	2.5%
Insurance	2.2%
Electronics	2.1%
Computers	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C242 (09/26)

SunAmerica Series Trust
SA Small Cap Index
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA Small Cap Index Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA Small Cap Index Portfolio (Class 3)*	$35	0.66%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$353M
Total number of portfolio holdings	2,011
Total net advisory fee paid	$0.5M
Portfolio turnover rate during the reporting period	20%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Banks	10.0%
Biotechnology	9.8%
REITS	5.9%
Software	4.4%
Commercial Services	4.1%
Health Care-Products	3.7%
Retail	3.4%
Diversified Financial Services	3.3%
Oil & Gas	3.0%
Pharmaceuticals	2.9%
Health Care-Services	2.6%
Semiconductors	2.5%
Insurance	2.2%
Electronics	2.1%
Computers	2.0%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C259 (09/26)

SunAmerica Series Trust
SA T. Rowe Price Allocation Moderately Aggressive
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 1)*	$38	0.75%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$807M
Total number of portfolio holdings	1,747
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
U.S. Government & Agency Obligations	10.0%
Banks	7.7%
Internet	7.2%
Software	4.7%
Pharmaceuticals	4.4%
Computers	4.0%
Insurance	3.7%
Diversified Financial Services	3.5%
Retail	3.4%
Oil & Gas	2.9%
Aerospace/Defense	2.3%
Electric	2.3%
Telecommunications	2.1%
Health Care-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C374 (09/26)

SunAmerica Series Trust
SA T. Rowe Price Allocation Moderately Aggressive
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price Allocation Moderately Aggressive Portfolio (Class 3)*	$51	1.00%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$807M
Total number of portfolio holdings	1,747
Total net advisory fee paid	$2.8M
Portfolio turnover rate during the reporting period	23%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
Semiconductors	11.1%
U.S. Government & Agency Obligations	10.0%
Banks	7.7%
Internet	7.2%
Software	4.7%
Pharmaceuticals	4.4%
Computers	4.0%
Insurance	3.7%
Diversified Financial Services	3.5%
Retail	3.4%
Oil & Gas	2.9%
Aerospace/Defense	2.3%
Electric	2.3%
Telecommunications	2.1%
Health Care-Products	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C366 (09/26)

SunAmerica Series Trust
SA T. Rowe Price VCP Balanced
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 1)*	$42	0.82%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,336M
Total number of portfolio holdings	1,766
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.5%
Short-Term Investments	10.1%
Semiconductors	8.7%
Internet	6.4%
Banks	6.3%
Pharmaceuticals	3.5%
Software	3.3%
Oil & Gas	3.0%
Insurance	2.9%
Computers	2.7%
REITS	2.6%
Diversified Financial Services	2.4%
Retail	2.2%
Electric	2.1%
Collateralized Mortgage Obligations	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C465 (09/26)

SunAmerica Series Trust
SA T. Rowe Price VCP Balanced
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA T. Rowe Price VCP Balanced Portfolio (Class 3)*	$55	1.08%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$1,336M
Total number of portfolio holdings	1,766
Total net advisory fee paid	$5.2M
Portfolio turnover rate during the reporting period	24%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Top Industries*
U.S. Government & Agency Obligations	14.5%
Short-Term Investments	10.1%
Semiconductors	8.7%
Internet	6.4%
Banks	6.3%
Pharmaceuticals	3.5%
Software	3.3%
Oil & Gas	3.0%
Insurance	2.9%
Computers	2.7%
REITS	2.6%
Diversified Financial Services	2.4%
Retail	2.2%
Electric	2.1%
Collateralized Mortgage Obligations	1.9%
Portfolio Composition
*   Percentages exclude derivatives (other than purchased options), if any.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C598 (09/26)

SunAmerica Series Trust
SA VCP Dynamic Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 1)*	$13	0.25%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,425M
Total number of portfolio holdings	62
Total net advisory fee paid	$8.8M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C580 (09/26)

SunAmerica Series Trust
SA VCP Dynamic Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Allocation Portfolio (Class 3)*	$25	0.50%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$8,425M
Total number of portfolio holdings	62
Total net advisory fee paid	$8.8M
Portfolio turnover rate during the reporting period	4%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C697 (09/26)

SunAmerica Series Trust
SA VCP Dynamic Strategy
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 1)*	$13	0.26%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,500M
Total number of portfolio holdings	65
Total net advisory fee paid	$5.0M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C572 (09/26)

SunAmerica Series Trust
SA VCP Dynamic Strategy
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Dynamic Strategy Portfolio (Class 3)*	$26	0.51%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$4,500M
Total number of portfolio holdings	65
Total net advisory fee paid	$5.0M
Portfolio turnover rate during the reporting period	6%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C663 (09/26)

SunAmerica Series Trust
SA VCP Index Allocation
Class 1
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 1)*	$12	0.24%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$573M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.
86704C358 (09/26)

SunAmerica Series Trust
SA VCP Index Allocation
Class 3
SEMI-ANNUAL SHAREHOLDER REPORT | July 31, 2026
This semi-annual shareholder report contains important information about the SunAmerica Series Trust SA VCP Index Allocation Portfolio (the “Portfolio”) for the period of February 1, 2026 to July 31, 2026. You can find additional information about the Portfolio at venerable.onlineprospectus.net/funds/sast_sst/. As shares of the Portfolio are issued and redeemed in connection with investments in and payments under variable annuity contracts and/or variable life policies (collectively, the “Variable Contracts”) offered by third-party life insurance companies affiliated with Corebridge Financial, Inc. (“Corebridge”), you can also request this information by calling Corebridge at 1-800-448-2542.
Fund Expenses
What were the Portfolio costs for the last six months ?
(Based on a hypothetical $10,000 investment)
Portfolio (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
SA VCP Index Allocation Portfolio (Class 3)*	$25	0.49%**
*
The expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any fees and expenses that may be charged by the variable annuity contracts and variable life insurance policies that invest in the Portfolio.

**	Annualized
Key Fund Statistics
The following table outlines key fund statistics.
Net assets	$573M
Total number of portfolio holdings	19
Total net advisory fee paid	$0.6M
Portfolio turnover rate during the reporting period	5%

Graphical Representation of Holdings
The information below represents the composition of the Portfolio's net assets as of the end of the period.
Portfolio Composition
Changes in and Disagreements with Accountants
There were no changes in or disagreements with the accountants during the period.
Availability of Additional Information
You can find additional information about the Portfolio such as the prospectus, financial information, fund holdings and proxy voting information at venerable.onlineprospectus.net/funds/sast_sst/. You can also request this information by calling Corebridge at 1-800-448-2542.  For additional information, please scan the QR code at the bottom to navigate to additional hosted material.

86704C341 (09/26)

SunAmerica Series Trust

(b) Not applicable.

Item 2. Code of Ethics.

Not applicable.

Item 3. Audit Committee Financial Expert.

Not applicable.

Item 4. Principal Accountant Fees and Services.

Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Included in Item 7 to the Form.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

SunAmerica Series Trust

Semi-Annual Financial Statements and Other Information
July 31, 2026

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information July 31, 2026

SunAmerica Series Trust
Semi-Annual Financial Statements and Other Information July 31, 2026

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 2.0%
General Electric Co.	100,146	$36,059,570
Auto Manufacturers — 0.7%
Ferrari NV	30,974	12,199,729
Beverages — 2.2%
Celsius Holdings, Inc.†	219,068	6,398,976
Monster Beverage Corp.†	336,689	32,450,086
		38,849,062
Biotechnology — 1.5%
Argenx SE ADR†	5,850	4,994,847
Genmab A/S ADR†	161,398	4,659,560
Vertex Pharmaceuticals, Inc.†	35,304	16,843,539
		26,497,946
Building Materials — 1.0%
Trane Technologies PLC	31,660	14,403,717
Trex Co., Inc.†	64,639	2,802,747
		17,206,464
Chemicals — 1.1%
Sherwin-Williams Co.	54,993	18,744,364
Commercial Services — 3.2%
Quanta Services, Inc.	26,860	17,925,290
Toast, Inc., Class A†	268,720	8,671,594
United Rentals, Inc.	11,228	12,117,931
Verisk Analytics, Inc.	94,548	18,422,678
		57,137,493
Computers — 3.2%
Apple, Inc.	185,332	57,250,908
Diversified Financial Services — 4.9%
Cboe Global Markets, Inc.	51,354	15,931,552
Visa, Inc., Class A	194,771	71,311,506
		87,243,058
Electrical Components & Equipment — 0.8%
Eaton Corp. PLC	34,380	14,274,576
Electronics — 1.1%
Garmin, Ltd.	15,050	4,421,389
Mettler-Toledo International, Inc.†	10,676	15,120,419
		19,541,808
Health Care-Products — 3.0%
Edwards Lifesciences Corp.†	68,120	5,863,089
Intuitive Surgical, Inc.†	52,016	18,378,813
Stryker Corp.	49,356	16,075,249
Waters Corp.†	31,399	11,847,157
		52,164,308
Health Care-Services — 1.1%
UnitedHealth Group, Inc.	46,116	19,110,470
Insurance — 0.7%
Progressive Corp.	54,567	11,536,555
Internet — 21.7%
Alphabet, Inc., Class C	476,078	169,793,219
Amazon.com, Inc.†	228,264	61,991,937
AppLovin Corp., Class A†	29,962	11,861,956
Meta Platforms, Inc., Class A	132,378	73,696,156
Netflix, Inc.†	569,738	40,855,912
Security Description	Shares or Principal Amount	Value

Internet (continued)
Reddit, Inc., Class A†	67,575	$9,505,775
Shopify, Inc., Class A†	123,397	14,455,959
		382,160,914
Miscellaneous Manufacturing — 0.6%
ITT, Inc.	51,070	10,008,699
Pharmaceuticals — 4.9%
Dexcom, Inc.†	133,060	11,103,857
Eli Lilly & Co.	48,103	55,262,650
McKesson Corp.	22,735	19,465,480
		85,831,987
Retail — 7.4%
Cava Group, Inc.†	118,530	7,731,712
Chipotle Mexican Grill, Inc.†	272,913	10,157,822
Costco Wholesale Corp.	39,250	37,361,682
Home Depot, Inc.	85,078	28,242,493
O'Reilly Automotive, Inc.†	99,550	8,894,793
Texas Roadhouse, Inc.	56,585	11,624,822
TJX Cos., Inc.	163,130	25,666,874
		129,680,198
Semiconductors — 28.2%
Advanced Micro Devices, Inc.†	53,934	25,680,674
Applied Materials, Inc.	46,113	23,410,187
ASML Holding NV	13,042	21,245,418
Astera Labs, Inc.†	29,206	9,089,783
Broadcom, Inc.	264,986	103,153,750
KLA Corp.	96,026	17,555,473
Micron Technology, Inc.	38,456	31,650,442
NVIDIA Corp.	899,726	180,619,995
QUALCOMM, Inc.	31,360	4,629,050
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	105,329	42,579,248
Texas Instruments, Inc.	133,685	36,862,302
		496,476,322
Software — 8.7%
Broadridge Financial Solutions, Inc.	54,250	8,351,787
Cadence Design Systems, Inc.†	77,606	26,387,592
Manhattan Associates, Inc.†	42,586	8,149,257
Microsoft Corp.	193,817	90,070,636
Procore Technologies, Inc.†	97,750	5,353,768
Veeva Systems, Inc., Class A†	77,478	15,788,467
		154,101,507
Telecommunications — 0.7%
Motorola Solutions, Inc.	29,057	12,661,588
Transportation — 0.7%
Saia, Inc.†	35,937	12,492,779
Total Common Stocks (cost $1,134,372,396)		1,751,230,305
RIGHTS — 0.0%
Health Care-Products — 0.0%
ABIOMED, Inc. CVR†(1) (cost $29,861)	29,276	73,921
TOTAL INVESTMENTS (cost $1,134,402,257)(2)	99.4%	1,751,304,226
Other assets less liabilities	0.6	11,408,329
NET ASSETS	100.0%	$1,762,712,555

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA AB Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

ADR—American Depositary Receipt
CVR—Contingent Value Rights
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,751,230,305	$—	$—	$1,751,230,305
Rights	—	—	73,921	73,921
Total Investments at Value	$1,751,230,305	$—	$73,921	$1,751,304,226

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Airlines — 0.7%
Alaska Air Group, Inc.†	77,206	$3,663,425
Auto Parts & Equipment — 2.8%
BorgWarner, Inc.	118,888	7,577,921
Versigent PLC†	144,335	5,968,252
		13,546,173
Banks — 8.3%
First Bancorp	226,568	6,554,613
First Citizens BancShares, Inc., Class A	3,106	6,791,735
Flagstar Bank N.A.	337,687	4,801,909
Independent Bank Corp. of Rockland Massachusetts	36,778	3,083,100
Texas Capital Bancshares, Inc.	48,272	4,771,687
UMB Financial Corp.	50,777	7,399,732
Walker & Dunlop, Inc.	61,177	3,039,885
Wintrust Financial Corp.	26,317	4,198,614
		40,641,275
Building Materials — 2.6%
Boise Cascade Co.	54,374	4,153,086
Eagle Materials, Inc.	18,230	3,736,056
Gibraltar Industries, Inc.†	108,623	4,590,408
		12,479,550
Chemicals — 2.0%
Element Solutions, Inc.	105,297	3,867,559
RPM International, Inc.	54,438	5,828,676
		9,696,235
Commercial Services — 6.7%
ADT, Inc.	831,350	6,351,514
First Advantage Corp.†	297,097	5,894,404
ICF International, Inc.	59,463	4,811,746
Laureate Education, Inc.†	100,144	3,836,517
Robert Half, Inc.	165,443	6,253,745
WillScot Holdings Corp.	225,960	5,486,309
		32,634,235
Computers — 2.9%
CACI International, Inc., Class A†	8,888	4,424,002
Crane NXT Co.	114,929	5,970,562
KBR, Inc.	100,579	3,682,197
		14,076,761
Distribution/Wholesale — 1.5%
Core & Main, Inc., Class A†	83,486	3,670,880
Pool Corp.	19,413	3,605,188
		7,276,068
Diversified Financial Services — 4.0%
Invesco, Ltd.	179,989	5,327,674
PJT Partners, Inc., Class A	31,740	5,342,160
Stifel Financial Corp.	57,440	4,762,350
Voya Financial, Inc.	42,527	4,228,460
		19,660,644
Electric — 1.7%
Fervo Energy Co., Class A†	68,037	1,533,554
IDACORP., Inc.	48,459	6,925,276
		8,458,830
Electrical Components & Equipment — 0.8%
Universal Display Corp.	50,276	4,030,124
Security Description	Shares or Principal Amount	Value

Electronics — 2.3%
Plexus Corp.†	19,353	$4,864,183
TD SYNNEX Corp.	24,232	6,196,122
		11,060,305
Engineering & Construction — 1.7%
Cardinal Infrastructure Group, Inc., Class A†	26,705	1,652,772
Frontdoor, Inc.†	88,392	6,419,911
		8,072,683
Environmental Control — 0.8%
Pentair PLC	59,928	3,921,688
Food — 2.9%
Sprouts Farmers Market, Inc.†	68,155	5,940,390
US Foods Holding Corp.†	80,759	8,123,548
		14,063,938
Gas — 2.2%
Chesapeake Utilities Corp.	43,398	5,762,386
ONE Gas, Inc.	67,175	5,216,139
		10,978,525
Health Care-Products — 4.4%
Envista Holdings Corp.†	227,606	6,215,920
Globus Medical, Inc., Class A†	87,152	6,866,706
Integer Holdings Corp.†	33,876	4,106,110
STERIS PLC	18,604	4,249,153
		21,437,889
Health Care-Services — 4.6%
BrightSpring Health Services, Inc.†	78,023	4,658,753
Encompass Health Corp.	38,765	4,305,629
ICON PLC†	31,658	5,178,141
Tenet Healthcare Corp.†	33,036	8,416,912
		22,559,435
Household Products/Wares — 0.7%
WD-40 Co.	14,120	3,207,217
Insurance — 4.4%
Axis Capital Holdings, Ltd.	53,079	5,590,280
Everest Group, Ltd.	19,810	7,411,911
Hanover Insurance Group, Inc.	37,320	8,681,752
		21,683,943
Internet — 1.5%
F5, Inc.†	17,943	7,223,314
Investment Companies — 1.2%
HA Sustainable Infrastructure Capital, Inc.	157,530	5,965,661
Iron/Steel — 1.7%
Reliance, Inc.	20,068	8,149,615
Leisure Time — 1.5%
Brunswick Corp.	48,860	3,859,940
Norwegian Cruise Line Holdings, Ltd.†	191,465	3,547,846
		7,407,786
Lodging — 0.8%
Hyatt Hotels Corp., Class A	22,079	3,843,071
Machinery-Construction & Mining — 2.3%
Oshkosh Corp.	41,448	5,902,610
Terex Corp.	82,481	5,183,106
		11,085,716

SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified — 3.0%
CNH Industrial NV	320,608	$3,286,232
Regal Rexnord Corp.	31,767	6,519,541
Tennant Co.	59,885	5,032,137
		14,837,910
Miscellaneous Manufacturing — 2.3%
Avient Corp.	154,668	5,617,542
JBT Marel Corp.	40,892	5,662,315
		11,279,857
Office/Business Equipment — 0.9%
Zebra Technologies Corp., Class A†	15,732	4,622,376
Oil & Gas — 1.9%
Magnolia Oil & Gas Corp., Class A	156,210	4,016,159
Matador Resources Co.	102,748	5,126,098
		9,142,257
Oil & Gas Services — 1.4%
TechnipFMC PLC	93,247	6,682,080
Packaging & Containers — 0.6%
O-I Glass, Inc.†	409,139	2,925,344
Real Estate — 1.4%
Jones Lang LaSalle, Inc.†	19,321	6,859,535
REITS — 5.8%
American Healthcare REIT, Inc.	45,876	2,550,706
Brixmor Property Group, Inc.	102,439	3,227,853
Broadstone Net Lease, Inc.	134,813	2,886,346
COPT Defense Properties	154,641	5,870,172
CubeSmart	54,238	2,248,708
Independence Realty Trust, Inc.	249,208	4,144,329
Ryman Hospitality Properties, Inc.	24,582	3,285,384
STAG Industrial, Inc.	104,559	4,000,427
		28,213,925
Retail — 3.1%
Bath & Body Works, Inc.	198,258	3,988,951
Security Description	Shares or Principal Amount	Value

Retail (continued)
BJ's Wholesale Club Holdings, Inc.†	55,689	$5,445,270
Dollar Tree, Inc.†	45,879	5,836,268
		15,270,489
Savings & Loans — 1.2%
WaFd, Inc.	157,682	5,797,967
Semiconductors — 0.6%
FormFactor, Inc.†	29,606	3,144,157
Software — 4.0%
ACI Worldwide, Inc.†	103,099	5,910,666
Commvault Systems, Inc.†	43,296	5,100,269
Dynatrace, Inc.†	138,556	6,140,802
NICE, Ltd. ADR†	25,360	2,505,314
		19,657,051
Telecommunications — 0.8%
Calix, Inc.†	110,535	3,968,206
Toys/Games/Hobbies — 1.4%
Hasbro, Inc.	70,479	6,620,797
Transportation — 3.0%
C.H. Robinson Worldwide, Inc.	33,530	4,953,387
GXO Logistics, Inc.†	99,585	4,995,184
Kirby Corp.†	37,643	4,936,503
		14,885,074
Trucking & Leasing — 1.1%
GATX Corp.	28,864	5,162,904
TOTAL INVESTMENTS (cost $426,001,566)(1)	99.5%	485,894,035
Other assets less liabilities	0.5	2,262,467
NET ASSETS	100.0%	$488,156,502

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$485,894,035	$—	$—	$485,894,035

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.6%
Australia — 6.7%
AGL Energy, Ltd.	98,812	$575,084
Aristocrat Leisure, Ltd.	49,756	2,247,040
Aurizon Holdings, Ltd.	117,334	345,556
BHP Group, Ltd.	86,285	3,634,694
BlueScope Steel, Ltd.	22,162	509,807
Brambles, Ltd.	8,452	116,219
Charter Hall Group	26,496	433,652
Commonwealth Bank of Australia	15,544	1,933,019
Computershare, Ltd.	61,442	1,771,540
CSL, Ltd.	8,956	775,876
Evolution Mining, Ltd.	77,204	608,282
Fortescue, Ltd.	38,130	497,537
GPT Group	15,304	55,435
JB Hi-Fi, Ltd.	11,530	665,252
Macquarie Group, Ltd.	15,367	2,737,831
Mirvac Group	312,569	392,595
National Australia Bank, Ltd.	39,644	1,153,844
Orica, Ltd.	49,862	812,292
Origin Energy, Ltd.	13,457	101,777
Perseus Mining, Ltd.	18,386	62,410
Regis Resources, Ltd.	156,087	664,968
Rio Tinto, Ltd.	4,979	598,894
Santos, Ltd.	54,773	303,594
South32, Ltd.	87,382	277,200
Stockland	29,079	87,466
Telstra Group, Ltd.	36,294	128,170
Westgold Resources, Ltd.	139,906	463,264
Worley, Ltd.	2,378	17,641
		21,970,939
Austria — 0.5%
Erste Group Bank AG	12,666	1,642,110
OMV AG	955	69,872
Raiffeisen Bank International AG	481	33,022
		1,745,004
Belgium — 0.7%
Anheuser-Busch InBev SA	16,773	1,450,389
UCB SA	2,577	663,569
Umicore SA	4,747	119,569
		2,233,527
Bermuda — 0.2%
Jardine Matheson Holdings, Ltd.	9,600	636,280
Denmark — 1.5%
AP Moller-Maersk A/S, Series B	152	407,979
Danske Bank A/S	33,090	1,904,511
Genmab A/S†	1,076	309,983
Novo Nordisk A/S, Class B	36,091	1,700,518
Orsted A/S*†	3,363	75,096
Tryg A/S	2,384	56,917
Vestas Wind Systems A/S	14,573	392,055
		4,847,059
Finland — 0.4%
Nokia Oyj	68,823	629,591
Nordea Bank Abp	6,593	133,158
Sampo Oyj, Class A	7,224	80,192
Wartsila OYJ Abp	12,682	430,224
		1,273,165
Security Description	Shares or Principal Amount	Value

France — 9.6%
Air Liquide SA	181	$35,646
Arkema SA	855	58,135
AXA SA	77,651	4,028,322
BNP Paribas SA	28,917	3,665,952
Capgemini SE	1,613	192,060
Cie de Saint-Gobain SA	713	67,007
Credit Agricole SA	37,071	825,356
Danone SA	7,900	615,398
Dassault Systemes SE	1,483	34,515
Eiffage SA	912	129,863
EssilorLuxottica SA	3,440	653,914
Ipsen SA	5,869	1,132,754
L'Oreal SA	345	153,807
LVMH Moet Hennessy Louis Vuitton SE	4,275	2,344,184
Orange SA	15,445	295,167
Pernod Ricard SA	433	34,016
Publicis Groupe SA	16,773	1,785,850
Safran SA	5,997	2,348,436
Sanofi SA	33,210	2,857,027
Schneider Electric SE	6,269	2,104,491
Societe Generale SA	15,170	1,424,490
SOITEC†	279	33,502
Thales SA	4,547	1,290,743
TotalEnergies SE	27,619	2,453,150
Valeo SE	14,063	241,925
Vinci SA	19,110	2,705,617
		31,511,327
Germany — 9.4%
Allianz SE	7,516	3,751,411
BASF SE	9,747	566,648
Deutsche Bank AG	32,141	1,181,413
Deutsche Boerse AG	5,256	1,589,762
Deutsche Post AG	38,252	2,546,608
Deutsche Telekom AG	100,562	3,104,676
Evonik Industries AG	2,673	54,076
Fresenius Medical Care AG	9,002	461,612
Fresenius SE & Co. KGaA	5,497	282,409
Hannover Rueck SE	65	18,794
Infineon Technologies AG	16,137	1,150,335
LEG Immobilien SE	4,190	251,488
Merck KGaA	5,464	902,760
MTU Aero Engines AG	607	253,576
Muenchener Rueckversicherungs-Gesellschaft AG	3,081	1,856,380
Rheinmetall AG	535	703,751
RWE AG	14,283	941,901
SAP SE	23,552	4,276,001
Siemens AG	13,785	4,493,740
Siemens Energy AG	14,429	2,453,325
Talanx AG	75	9,979
Vonovia SE	8,640	209,744
		31,060,389
Hong Kong — 1.7%
AIA Group, Ltd.	228,000	2,308,922
CK Hutchison Holdings, Ltd.	53,500	502,727
Galaxy Entertainment Group, Ltd.	146,000	637,249
Guotai Junan International Holdings, Ltd.	444,000	117,760
Link REIT	17,400	86,854
SITC International Holdings Co., Ltd.	133,000	670,324
Sun Hung Kai Properties, Ltd.	1,500	23,600
Swire Pacific, Ltd., Class A	22,500	285,741
Techtronic Industries Co., Ltd.	28,000	472,715

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Hong Kong (continued)
WH Group, Ltd.*	527,500	$568,893
Wharf Real Estate Investment Co., Ltd.	16,000	54,293
		5,729,078
Ireland — 0.1%
Kerry Group PLC, Class A	2,592	248,402
Isle of Man — 0.0%
Entain PLC	8,396	62,031
Israel — 1.1%
Bank Leumi Le-Israel BM	71,604	1,696,787
Elbit Systems, Ltd.	768	619,665
Israel Discount Bank, Ltd., Class A	60,626	633,768
Mizrahi Tefahot Bank, Ltd.	3,885	289,577
Nova, Ltd.†	878	352,767
Tower Semiconductor, Ltd.†	764	169,579
		3,762,143
Italy — 4.4%
Amplifon SpA	21,685	304,325
Azimut Holding SpA	749	31,788
Enel SpA	371,056	4,192,605
Eni SpA	17,077	474,937
Generali	16,728	848,430
Intesa Sanpaolo SpA	384,653	2,908,585
Leonardo SpA	5,964	379,851
Nexi SpA*	13,009	63,707
Poste Italiane SpA	39,238	1,187,046
Prysmian SpA	2,411	333,720
Snam SpA	130,333	883,924
UniCredit SpA	30,767	2,906,475
		14,515,393
Japan — 23.1%
Advantest Corp.	8,400	1,661,495
Aisin Corp.	7,500	104,538
Anritsu Corp.	11,800	258,948
Asahi Kasei Corp.	13,100	141,213
Astellas Pharma, Inc.	35,700	490,970
Bridgestone Corp.	35,900	895,968
Canon, Inc.	23,700	657,657
Chugai Pharmaceutical Co., Ltd.	7,200	312,545
Coca-Cola Bottlers Japan Holdings, Inc.	1,000	24,022
Daifuku Co., Ltd.	7,100	261,877
Dai-ichi Life Group, Inc.	86,800	1,040,520
Daiwa Securities Group, Inc.	37,600	423,068
Denso Corp.	158,100	1,947,152
Disco Corp.	400	143,818
ENEOS Holdings, Inc.	41,000	342,472
FANUC Corp.	31,900	1,274,788
Fast Retailing Co., Ltd.	900	441,124
Fuji Corp.	800	35,933
Fuji Electric Co., Ltd.	5,500	482,185
Fujikura, Ltd.	13,800	352,640
Fujitsu, Ltd.	77,200	1,787,688
Fukuoka Financial Group, Inc.	1,800	82,839
Hamamatsu Photonics KK	40,600	580,980
Hitachi Construction Machinery Co., Ltd.	5,200	174,345
Hitachi, Ltd.	103,600	3,438,446
Honda Motor Co., Ltd.	15,200	153,663
Horiba, Ltd.	7,500	1,183,587
Hoya Corp.	8,900	1,364,321
ITOCHU Corp.	252,900	3,177,728
Security Description	Shares or Principal Amount	Value

Japan (continued)
Japan Post Holdings Co., Ltd.	99,500	$1,484,538
Kandenko Co., Ltd.	1,400	46,771
Kao Corp.	2,900	59,535
Keyence Corp.	1,700	854,286
Kioxia Holdings Corp.†	4,600	1,281,101
Kyocera Corp.	19,300	440,682
LY Corp.	70,300	197,574
Mitsubishi Corp.	69,700	2,094,958
Mitsubishi Electric Corp.	81,600	2,974,441
Mitsubishi Estate Co., Ltd.	5,200	125,843
Mitsubishi Gas Chemical Co., Inc.	3,500	90,327
Mitsubishi Heavy Industries, Ltd.	55,100	1,290,436
Mitsubishi UFJ Financial Group, Inc.	198,400	4,448,015
Mitsui & Co., Ltd.	50,800	1,560,126
Mitsui Chemicals, Inc.	36,900	484,347
Mitsui Fudosan Co., Ltd.	91,300	887,391
Mizuho Financial Group, Inc.	8,100	419,376
Murata Manufacturing Co., Ltd.	32,700	1,525,530
NEC Corp.	41,700	1,244,435
NGK Corp.	27,200	936,329
Nintendo Co., Ltd.	600	28,697
Nippon Sanso Holdings Corp.	4,900	178,314
Nitto Denko Corp.	75,400	1,570,001
Nomura Holdings, Inc.	87,800	846,636
NSK, Ltd.	10,800	76,883
Obayashi Corp.	44,100	868,053
Ono Pharmaceutical Co., Ltd.	115,200	1,734,050
Otsuka Holdings Co., Ltd.	10,300	717,187
Pan Pacific International Holdings Corp.	32,600	185,192
Panasonic Holdings Corp.	26,800	707,721
Recruit Holdings Co., Ltd.	25,600	2,012,292
Renesas Electronics Corp.	49,100	991,631
Rohm Co., Ltd.	4,900	130,130
SBI Holdings, Inc.	1,100	21,044
Seiko Epson Corp.	10,800	201,326
Seven & i Holdings Co., Ltd.	38,700	513,006
Shimizu Corp.	17,100	253,070
Shin-Etsu Chemical Co., Ltd.	38,400	1,378,627
Shiseido Co., Ltd.	12,100	239,120
SoftBank Corp.	197,500	277,310
SoftBank Group Corp.	44,200	1,374,353
Sony Financial Holdings, Inc.	228,000	223,599
Sony Group Corp.	184,900	4,330,567
Sumitomo Chemical Co., Ltd.	278,000	912,898
Sumitomo Corp.	11,800	124,128
Sumitomo Electric Industries, Ltd.	44,800	649,600
Sumitomo Heavy Industries, Ltd.	9,800	317,304
Sumitomo Metal Mining Co., Ltd.	2,800	141,062
Sumitomo Mitsui Financial Group, Inc.	35,900	1,541,077
Sumitomo Mitsui Trust Group, Inc.	800	8,333
Sumitomo Realty & Development Co., Ltd.	10,600	240,490
Taisei Corp.	3,600	292,607
Takeda Pharmaceutical Co., Ltd.	18,600	639,002
TDK Corp.	43,100	845,739
Tokio Marine Holdings, Inc.	16,000	816,654
Tokyo Electron, Ltd.	8,200	2,768,208
Tokyo Gas Co., Ltd.	18,600	727,587
Tokyo Ohka Kogyo Co., Ltd.	1,600	86,660
Tokyo Seimitsu Co., Ltd.	1,500	157,011
Tokyu Fudosan Holdings Corp.	2,000	16,671
TOPPAN Holdings, Inc.	1,900	53,747

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Toray Industries, Inc.	60,800	$437,646
Toyota Motor Corp.	41,400	786,564
		76,104,368
Jersey — 0.2%
Experian PLC	591	22,412
Glencore PLC	81,235	593,924
Wise Group PLC, Class A†	2,441	29,279
		645,615
Macau — 0.2%
Sands China, Ltd.	323,200	607,248
Netherlands — 6.0%
Adyen NV*†	235	238,380
Airbus SE	944	220,679
Argenx SE†	738	632,439
ASM International NV	1,213	1,118,411
ASML Holding NV	6,335	10,359,214
BE Semiconductor Industries NV	952	220,958
Euronext NV*	528	96,595
ING Groep NV	59,412	2,077,333
Koninklijke Ahold Delhaize NV	33,329	1,315,427
Koninklijke Philips NV	31,517	829,750
NN Group NV	3,857	362,793
QIAGEN NV	4,764	196,348
Wolters Kluwer NV	27,135	2,123,205
		19,791,532
New Zealand — 0.1%
Fisher & Paykel Healthcare Corp., Ltd.	2,668	63,912
Meridian Energy, Ltd.	47,255	158,722
		222,634
Norway — 1.2%
Aker BP ASA	39,267	1,410,340
DNB Bank ASA	21,468	690,746
Equinor ASA	11,671	479,713
Kongsberg Gruppen ASA	7,118	222,564
Norsk Hydro ASA	22,146	202,479
Telenor ASA	56,142	790,514
		3,796,356
Portugal — 0.1%
EDP SA	85,899	442,933
Singapore — 0.7%
ASMPT, Ltd.	900	17,116
CapitaLand Integrated Commercial Trust	56,800	110,348
Seatrium, Ltd.	146,900	246,397
Singapore Technologies Engineering, Ltd.	79,400	622,774
Singapore Telecommunications, Ltd.	271,700	940,576
United Overseas Bank, Ltd.	9,400	318,333
		2,255,544
Spain — 4.3%
ACS Actividades de Construccion y Servicios SA	2,341	298,559
Amadeus IT Group SA	3,252	202,125
Banco Bilbao Vizcaya Argentaria SA	68,763	1,925,118
Banco Santander SA	297,138	4,197,424
Bankinter SA	3,805	69,919
CaixaBank SA	70,897	1,027,367
Cellnex Telecom SA*	9,259	286,917
Grifols SA	11,713	134,615
Security Description	Shares or Principal Amount	Value

Spain (continued)
Iberdrola SA	72,531	$1,725,087
Naturgy Energy Group SA	61,619	2,057,720
Telefonica SA	470,772	1,945,859
Unicaja Banco SA*	50,006	192,117
		14,062,827
Sweden — 2.4%
Assa Abloy AB, Class B	15,655	580,389
Atlas Copco AB, Class A	7,707	163,123
Atlas Copco AB, Class B	41,629	770,627
H & M Hennes & Mauritz AB, Class B	55,515	1,022,829
Hexagon AB, Class B	104,092	1,025,365
Investor AB, Class B	6,012	259,880
Saab AB, Class B	7,047	442,904
Sandvik AB	9,263	347,239
Securitas AB, Class B	4,575	73,553
Skandinaviska Enskilda Banken AB, Class A	2,213	51,886
Svenska Handelsbanken AB, Class A	69,639	1,063,691
Swedish Orphan Biovitrum AB†	5,975	297,441
Tele2 AB, Class B	70,111	1,216,518
Telefonaktiebolaget LM Ericsson, Class B	19,660	196,085
Volvo AB, Class B	6,730	257,401
		7,768,931
Switzerland — 7.9%
ABB, Ltd.	49,265	4,860,513
Cie Financiere Richemont SA, Class A	5,053	1,193,844
Givaudan SA	26	103,923
Helvetia Baloise Holding AG	614	164,673
Holcim AG	6,117	559,091
Julius Baer Group, Ltd.	1,159	101,748
Logitech International SA	7,663	779,375
Lonza Group AG	232	161,317
Nestle SA	50,670	5,060,672
Novartis AG	30,091	4,697,446
Roche Holding AG	9,192	4,019,036
Roche Holding AG BR	473	209,916
SGS SA	9,046	1,072,085
SIG Group AG†	6,051	110,017
Sonova Holding AG	261	71,058
UBS Group AG	39,154	2,064,300
VAT Group AG*	1,147	856,731
Zurich Insurance Group AG	50	38,097
		26,123,842
United Kingdom — 15.1%
3i Group PLC	4,572	176,922
Antofagasta PLC	2,634	130,440
AstraZeneca PLC	26,794	4,572,875
BAE Systems PLC	65,793	1,860,092
Balfour Beatty PLC	97,312	1,140,711
Barclays PLC	201,137	1,384,624
BP PLC	335,316	2,533,503
British American Tobacco PLC	9,829	596,727
Burberry Group PLC†	18,183	295,061
Centrica PLC	68,367	142,783
Compass Group PLC	952	30,223
GSK PLC	47,838	1,238,658
Hikma Pharmaceuticals PLC	748	16,001
HSBC Holdings PLC LSE	297,085	6,373,661
IG Group Holdings PLC	687	13,514
IMI PLC	17,955	711,745
Imperial Brands PLC	10,609	402,678
J Sainsbury PLC	78,330	379,299

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Johnson Matthey PLC	25,318	$680,423
Kingfisher PLC	185,120	771,430
Lloyds Banking Group PLC	982,971	1,523,065
London Stock Exchange Group PLC	9,700	1,097,562
Melrose Industries PLC	33,399	205,133
Mondi PLC	3,594	43,275
National Grid PLC	14,093	225,500
NatWest Group PLC	317,262	3,006,833
Prudential PLC	57,372	861,515
Reckitt Benckiser Group PLC	10,536	743,708
RELX PLC	28,627	1,008,821
Rio Tinto PLC	23,849	2,337,185
Rolls-Royce Holdings PLC	90,889	1,804,745
Sage Group PLC	76,342	1,007,824
Shell PLC LSE	146,476	6,722,242
Smiths Group PLC	4,081	145,590
Standard Chartered PLC	16,799	496,555
Tesco PLC	174,851	1,151,641
Unilever PLC	40,530	2,574,165
Vodafone Group PLC	911,420	1,446,816
		49,853,545
Total Common Stocks (cost $303,419,656)		321,270,112
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(1) Expires 03/31/2040 (cost $0)	4,633	0
Total Long-Term Investment Securities (cost $303,419,656)		321,270,112
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.8%
Unaffiliated Investment Companies — 1.8%
Fidelity Institutional Money Markets Treasury Only Portfolio 3.59%(2) (cost $5,996,418)	5,996,418	$5,996,418
TOTAL INVESTMENTS (cost $309,416,074)(3)	99.4%	327,266,530
Other assets less liabilities	0.6	1,958,865
NET ASSETS	100.0%	$329,225,395

^	Prior to April 30, 2026, The Portfolio was known as SA Morgan Stanley International Equities Portfolio
†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA BlackRock Advantage International Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $2,378,436 representing 0.7% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.

BR—Bearer Shares
LSE—London Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
33	Long	MSCI EAFE Index	September 2026	$5,199,046	$5,250,795	$51,749

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*
Banks	18.2%
Pharmaceuticals	8.0
Semiconductors	6.1
Insurance	5.5
Oil & Gas	4.5
Telecommunications	3.7
Aerospace/Defense	3.5
Food	3.1
Mining	3.0
Electric	2.6
Machinery-Construction & Mining	2.3
Electrical Components & Equipment	2.3
Distribution/Wholesale	2.1
Electronics	2.0
Commercial Services	1.9
Chemicals	1.9
Engineering & Construction	1.8
Short-Term Investments	1.8
Miscellaneous Manufacturing	1.8
Machinery-Diversified	1.7
Retail	1.7
Transportation	1.7
Software	1.6
Home Furnishings	1.5
Auto Parts & Equipment	1.5
Diversified Financial Services	1.2
Computers	1.2
Building Materials	1.1
Cosmetics/Personal Care	1.0
Gas	0.9
Apparel	0.8
Entertainment	0.7
Health Care-Products	0.7
Real Estate	0.7
Biotechnology	0.6
Advertising	0.5
Beverages	0.5
Lodging	0.4
Iron/Steel	0.4
Auto Manufacturers	0.3
Agriculture	0.3
Metal Fabricate/Hardware	0.3
Health Care-Services	0.3
Office/Business Equipment	0.3
REITS	0.2
Hand/Machine Tools	0.2
Household Products/Wares	0.2
Holding Companies-Diversified	0.2
Energy-Alternate Sources	0.1
Investment Companies	0.1
Oil & Gas Services	0.1
Leisure Time	0.1
Internet	0.1
Private Equity	0.1
99.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA BlackRock Advantage International Portfolio^
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$—	$321,270,112	$—	$321,270,112
Warrants	—	—	0	0
Short-Term Investments	5,996,418	—	—	5,996,418
Total Investments at Value	$5,996,418	$321,270,112	$0	$327,266,530
Other Financial Instruments:†
Futures Contracts	$51,749	$—	$—	$51,749

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA BlackRock Multi-Factor 70/30 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 99.8%
iShares Core U.S. Aggregate Bond ETF	287,452	$27,989,201
iShares MSCI EAFE Min Vol Factor ETF	18,881	1,754,800
iShares MSCI EAFE Small-Cap ETF	43,341	3,636,310
iShares MSCI International Momentum Factor ETF	146,675	7,650,568
iShares MSCI International Quality Factor ETF	165,548	8,305,543
iShares MSCI International Value Factor ETF	37,143	1,616,835
iShares MSCI USA Min Vol Factor ETF	33,911	3,320,904
iShares MSCI USA Momentum Factor ETF	65,195	19,531,770
iShares MSCI USA Quality Factor ETF	102,140	22,401,345
iShares MSCI USA Size Factor ETF	42,347	7,560,210
iShares MSCI USA Value Factor ETF	16,947	3,239,250
iShares MSCI World ETF	63,948	13,005,105
iShares Systematic Bond ETF	136,374	11,887,721
Total Long-Term Investment Securities (cost $114,483,089)		131,899,562
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.3%
Unaffiliated Investment Companies — 0.3%
State Street Institutional Treasury Money Market Fund, Premier Class 3.63%(1) (cost $382,120)	382,120	$382,120
TOTAL INVESTMENTS (cost $114,865,209)(2)	100.1%	132,281,682
Other assets less liabilities	(0.1)	(100,511)
NET ASSETS	100.0%	$132,181,171

(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ETF—Exchange Traded Fund
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Unaffiliated Investment Companies	$131,899,562	$—	$—	$131,899,562
Short-Term Investments	382,120	—	—	382,120
Total Investments at Value	$132,281,682	$—	$—	$132,281,682

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.2%
Australia — 0.0%
MMG, Ltd.†	52,000	$55,044
Brazil — 4.1%
AMBEV SA	43,578	137,461
Axia Energia SA	13,909	144,930
Axia Energia SA, Class C (Preference Shares)†	3,221	33,048
B3 SA - Brasil Bolsa Balcao	52,919	164,212
Banco Bradesco SA	16,323	51,489
Banco Bradesco SA (Preference Shares)	51,154	185,982
Banco BTG Pactual SA	13,623	152,646
Banco do Brasil SA	16,296	68,635
BB Seguridade Participacoes SA	6,069	49,398
Caixa Seguridade Participacoes S/A	7,000	27,963
Cia de Saneamento Basico do Estado de Sao Paulo	25,445	139,044
Cia Energetica de Minas Gerais (Preference Shares)	20,131	45,034
Cia Paranaense de Energia - Copel	11,700	34,229
CPFL Energia SA	2,431	22,127
Embraer SA	7,066	121,118
Energisa SA	3,146	30,913
Eneva SA†	8,901	46,198
Engie Brasil Energia SA	4,060	23,867
Equatorial Energia SA	12,588	96,003
Gerdau SA (Preference Shares)	12,526	61,726
Itau Unibanco Holding SA (Preference Shares)	54,399	460,269
Itausa SA (Preference Shares)	57,965	158,030
Klabin SA	6,377	22,959
Klabin SA (Preference Shares)	2	1
Localiza Rent a Car SA	8,078	59,934
MBRF Global Foods Co. SA	4,686	16,214
Motiva Infraestrutura de Mobilidade SA	10,800	31,447
NU Holdings, Ltd., Class A†	36,854	528,118
Petroleo Brasileiro SA	39,298	380,177
Petroleo Brasileiro SA (Preference Shares)	40,996	351,153
PRIO SA†	8,470	101,674
Raia Drogasil SA	14,716	53,648
Rede D'Or Sao Luiz SA*	7,187	49,112
Rumo SA	10,539	30,021
StoneCo., Ltd., Class A	1,340	15,242
Suzano SA	5,751	49,147
Telefonica Brasil SA	7,629	49,108
TIM SA	8,036	30,802
Ultrapar Participacoes SA	7,602	49,564
Vale SA	35,577	535,359
Vibra Energia SA	11,567	82,260
WEG SA	15,550	144,790
XP, Inc., Class A	3,343	57,032
		4,892,084
British Virgin Islands — 0.0%
VK IPJSC†(1)(2)	1,364	0
Canada — 0.0%
China Gold International Resources Corp., Ltd.	2,100	47,278
Chile — 0.5%
Banco de Chile	462,072	96,271
Banco de Credito e Inversiones SA	769	55,333
Banco Santander Chile	662,519	57,712
Cencosud SA	11,045	23,223
Empresas COPEC SA	4,246	28,999
Enel Chile SA	335,891	29,621
Falabella SA	7,139	47,729
Security Description	Shares or Principal Amount	Value

Chile (continued)
Latam Airlines Group SA	3,647,310	$97,052
Sociedad Quimica y Minera de Chile SA, Class B (Preference Shares)	1,515	102,168
		538,108
China — 17.4%
360 Security Technology, Inc., Class A	7,100	9,845
3SBio, Inc.*	13,000	27,735
AAC Technologies Holdings, Inc.	7,000	34,479
ACM Research Shanghai, Inc., Class A	144	5,769
Advanced Micro-Fabrication Equipment, Inc., Class A	588	29,989
AECC Aviation Power Co., Ltd., Class A	1,600	8,216
Agricultural Bank of China, Ltd.	285,000	229,438
Agricultural Bank of China, Ltd., Class A	42,900	43,914
Aier Eye Hospital Group Co., Ltd., Class A	9,900	13,327
Air China, Ltd., Class A†	12,400	11,456
Akeso, Inc.*†	7,000	83,684
Aluminum Corp. of China, Ltd.	46,000	49,709
Aluminum Corp. of China, Ltd., Class A	7,000	9,944
Anhui Conch Cement Co., Ltd., Class A	6,000	16,524
Anhui Jianghuai Automobile Group Corp., Ltd., Class A†	1,600	6,241
Anker Innovations Technology Co., Ltd., Class A	700	12,636
ANTA Sports Products, Ltd.	13,200	132,981
Avary Holding Shenzhen Co., Ltd., Class A	1,500	17,995
Baidu, Inc., Class A†	21,628	299,471
Bank of Beijing Co., Ltd., Class A	15,900	12,302
Bank of Chengdu Co., Ltd., Class A	3,800	10,420
Bank of China, Ltd.	662,000	465,170
Bank of China, Ltd., Class A	28,400	25,523
Bank of Communications Co., Ltd.	72,000	69,429
Bank of Communications Co., Ltd., Class A	27,600	29,379
Bank of Hangzhou Co., Ltd., Class A	5,300	12,923
Bank of Jiangsu Co., Ltd., Class A	13,700	24,018
Bank of Nanjing Co., Ltd., Class A	8,000	13,788
Bank of Ningbo Co., Ltd., Class A	5,300	25,043
Bank of Shanghai Co., Ltd., Class A	11,100	15,549
Baoshan Iron & Steel Co., Ltd., Class A	19,900	18,091
Beijing Compass Technology Development Co., Ltd., Class A	700	8,535
Beijing Enlight Media Co., Ltd., Class A	4,000	7,083
Beijing Kingsoft Office Software, Inc., Class A	376	15,136
Beijing Wantai Biological Pharmacy Enterprise Co., Ltd., Class A†	1,200	5,447
Beijing-Shanghai High Speed Railway Co., Ltd., Class A	36,100	27,452
Bilibili, Inc., Class Z†	2,595	49,466
Biwin Storage Technology Co., Ltd., Class A	305	10,124
Bluefocus Intelligent Communications Group Co., Ltd., Class A	4,600	9,830
BOE Technology Group Co., Ltd., Class A	14,600	11,875
BYD Co., Ltd.	37,500	449,027
BYD Co., Ltd., Class A	2,700	38,434
BYD Electronic International Co., Ltd.	9,000	26,977
Cambricon Technologies Corp., Ltd., Class A	461	75,254
Chaozhou Three-Circle Group Co., Ltd., Class A	1,500	24,627
China CITIC Bank Corp., Ltd.	92,000	90,720
China Coal Energy Co., Ltd.	24,000	32,850
China Construction Bank Corp.	843,000	990,451
China Energy Engineering Corp., Ltd., Class A	32,000	12,349
China Everbright Bank Co., Ltd., Class A	26,700	12,547
China Feihe, Ltd.*	41,000	17,213
China Galaxy Securities Co., Ltd.	41,500	40,315
China Galaxy Securities Co., Ltd., Class A	5,900	11,061
China Hongqiao Group, Ltd.	32,500	101,859

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
China International Capital Corp., Ltd.*	18,400	$50,759
China Life Insurance Co., Ltd.	79,000	294,804
China Longyuan Power Group Corp. Ltd.	20,000	14,723
China Mengniu Dairy Co., Ltd.	30,000	72,311
China Merchants Bank Co., Ltd.	37,000	240,335
China Merchants Bank Co., Ltd., Class A	13,400	78,705
China Merchants Expressway Network & Technology Holdings Co., Ltd., Class A	5,800	8,703
China Merchants Securities Co., Ltd., Class A	8,300	21,595
China Minsheng Banking Corp., Ltd.	57,500	26,629
China Minsheng Banking Corp., Ltd., Class A	16,200	8,693
China National Building Material Co., Ltd.	34,000	16,075
China Northern Rare Earth Group High-Tech Co., Ltd., Class A	3,600	21,226
China Pacific Insurance Group Co., Ltd.	29,800	116,239
China Pacific Insurance Group Co., Ltd., Class A	1,900	9,118
China Petroleum & Chemical Corp.	236,000	133,362
China Petroleum & Chemical Corp., Class A	12,700	9,917
China Railway Group, Ltd.	32,000	14,745
China Railway Group, Ltd., Class A	17,100	11,669
China Rare Earth Resources And Technology Co., Ltd., Class A	1,700	12,027
China Resources Microelectronics, Ltd., Class A	531	4,276
China Resources Mixc Lifestyle Services, Ltd.*	8,400	42,794
China Shenhua Energy Co., Ltd.	34,000	188,399
China Southern Airlines Co., Ltd., Class A†	12,200	9,468
China State Construction Engineering Corp., Ltd., Class A	32,900	22,928
China Three Gorges Renewables Group Co., Ltd., Class A	28,700	16,593
China Tourism Group Duty Free Corp., Ltd., Class A	1,800	15,505
China Tower Corp., Ltd.*	50,800	65,006
China Tungsten & Hightech Materials Co., Ltd., Class A	1,700	12,424
China Yangtze Power Co., Ltd., Class A	10,100	43,538
China Zheshang Bank Co., Ltd., Class A	21,800	9,792
Chongqing Rural Commercial Bank Co., Ltd.	32,000	26,769
Citic Pacific Special Steel Group Co., Ltd., Class A	2,200	4,888
CITIC Securities Co., Ltd.	17,500	61,030
CITIC Securities Co., Ltd., Class A	7,200	30,405
CITIC, Ltd.	49,000	77,360
CMOC Group, Ltd.	42,000	90,805
CMOC Group, Ltd., Class A	14,600	42,371
Contemporary Amperex Technology Co., Ltd.	1,600	127,125
Contemporary Amperex Technology Co., Ltd., Class A	2,700	158,671
COSCO SHIPPING Holdings Co., Ltd.	25,550	51,407
COSCO SHIPPING Holdings Co., Ltd., Class A	2,400	5,570
CRRC Corp., Ltd.	55,000	36,919
CRRC Corp., Ltd., Class A	14,700	13,436
CSC Financial Co., Ltd., Class A	5,900	22,555
CSPC Innovation Pharmaceutical Co., Ltd., Class A†	1,200	6,765
CSPC Pharmaceutical Group, Ltd.	82,320	90,130
Daqin Railway Co., Ltd., Class A	15,500	11,415
East Money Information Co., Ltd., Class A	11,500	34,403
Eastroc Beverage Group Co., Ltd., Class A	520	10,468
ENN Energy Holdings, Ltd.	6,900	41,308
Eoptolink Technology, Inc., Ltd., Class A	920	53,714
Eve Energy Co., Ltd., Class A	2,300	18,546
Everbright Securities Co., Ltd., Class A	5,900	12,944
Focus Media Information Technology Co., Ltd., Class A	13,500	11,254
Foshan Haitian Flavouring & Food Co., Ltd., Class A	4,100	23,362
Founder Securities Co., Ltd., Class A	16,900	17,807
Foxconn Industrial Internet Co., Ltd., Class A	6,400	53,838
Full Truck Alliance Co., Ltd. ADR	7,533	71,488
Fuyao Glass Industry Group Co., Ltd.*	6,800	51,536
Security Description	Shares or Principal Amount	Value

China (continued)
Ganfeng Lithium Co., Ltd.*	2,200	$10,336
Ganfeng Lithium Group Co., Ltd., Class A	2,500	18,435
GD Power Development Co., Ltd., Class A	17,100	12,882
GDS Holdings, Ltd., Class A†	8,300	33,701
Genscript Biotech Corp.†	14,000	32,310
GF Securities Co., Ltd., Class A	7,800	24,755
Giant Biogene Holding Co., Ltd.*	4,200	16,497
Giant Network Group Co., Ltd., Class A	2,200	9,577
GigaDevice Semiconductor, Inc., Class A	400	22,277
GoerTek, Inc., Class A	4,100	14,077
Goldwind Science & Technology Co., Ltd., Class A	3,500	9,558
Gotion High-tech Co., Ltd., Class A	2,000	8,479
Great Wall Motor Co., Ltd.	26,500	30,703
Guangdong Haid Group Co., Ltd., Class A	1,600	11,739
Guangzhou Tinci Materials Technology Co., Ltd., Class A	1,800	9,539
Guosen Securities Co., Ltd., Class A	9,000	13,774
Guotai Haitong Securities Co., Ltd.*	21,576	41,097
Guotai Haitong Securities Co., Ltd., Class A	10,100	27,497
H World Group, Ltd. ADR	1,681	71,762
Haidilao International Holding, Ltd.*	19,000	28,740
Haier Smart Home Co., Ltd.	24,400	69,779
Haitian International Holdings, Ltd.	9,000	23,913
Hangzhou Chang Chuan Technology Co., Ltd., Class A	500	19,141
Hansoh Pharmaceutical Group Co., Ltd.*	14,000	57,487
Hebei Changshan Biochemical Pharmaceutical Co., Ltd., Class A†	2,000	7,404
Henan Shijia Photons Technology Co., Ltd., Class A	530	7,026
Henan Shuanghui Investment & Development Co., Ltd., Class A	3,500	13,478
Hengan International Group Co., Ltd.	8,000	25,266
Hengli Petrochemical Co., Ltd., Class A	8,500	21,077
Hgtech Co., Ltd., Class A	900	12,664
Hithink RoyalFlush Information Network Co., Ltd., Class A	560	19,552
Horizon Robotics†	45,000	29,719
Huadian Power International Corp, Ltd., Class A	12,400	8,847
Huadong Medicine Co., Ltd., Class A	1,900	8,200
Huaneng Power International, Inc.	56,000	43,080
Huaqin Technology Co., Ltd., Class A	1,400	16,864
Huatai Securities Co., Ltd.*	16,000	34,486
Huatai Securities Co., Ltd., Class A	4,500	13,124
Huaxia Bank Co., Ltd., Class A	11,000	11,363
Hundsun Technologies, Inc., Class A	2,100	7,149
Hwatsing Technology Co., Ltd., Class A	429	16,265
Hygon Information Technology Co., Ltd., Class A	1,449	59,523
IEIT Systems Co., Ltd., Class A	1,500	15,973
Iflytek Co., Ltd., Class A	2,300	14,430
Imeik Technology Development Co., Ltd., Class A	400	6,465
Industrial & Commercial Bank of China, Ltd.	665,000	637,009
Industrial & Commercial Bank of China, Ltd., Class A	25,100	29,745
Industrial Bank Co., Ltd., Class A	8,800	24,655
Ingenic Semiconductor Co., Ltd., Class A	200	3,734
Inner Mongolia BaoTou Steel Union Co., Ltd., Class A†	53,900	17,790
Inner Mongolia Xingye Silver&Tin Mining Co., Ltd., Class A	2,800	13,278
Innovent Biologics, Inc.*†	15,000	166,074
Isoftstone Information Technology Group Co., Ltd., Class A	1,300	7,410
J&T Global Express, Ltd.†	23,600	30,383
JCET Group Co., Ltd., Class A	1,100	10,729
JD Health International, Inc.*†	12,800	64,414
JD Logistics, Inc.*†	22,000	42,170
JD.com, Inc., Class A	23,377	385,325
Jiangsu Hengli Hydraulic Co., Ltd., Class A	1,200	19,337

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Jiangsu Hengrui Pharmaceuticals Co., Ltd., Class A	5,000	$40,119
Jiangsu Zhongtian Technology Co., Ltd., Class A	2,200	9,251
Jiangxi Copper Co., Ltd.	12,000	53,427
Jiangxi Copper Co., Ltd., Class A	2,200	14,042
Jinko Solar Co., Ltd., Class A†	15,107	9,737
Kanzhun, Ltd. ADR	2,038	33,179
KE Holdings, Inc., Class A	22,619	127,238
Kingdee International Software Group Co., Ltd.†	35,000	37,128
Kingfa Sci & Tech Co., Ltd., Class A	4,294	9,858
Kingsoft Corp., Ltd.	10,800	36,876
Kuaishou Technology*	27,100	151,188
Kweichow Moutai Co., Ltd., Class A	600	120,119
Laopu Gold Co., Ltd.	200	8,302
Lenovo Group, Ltd.	74,000	227,565
Lens Technology Co., Ltd., Class A	3,300	15,388
Li Auto, Inc., Class A†	13,900	94,625
Li Ning Co., Ltd.	24,500	47,400
Lingyi iTech Guangdong Co., Class A	8,600	15,756
Longfor Group Holdings, Ltd.*	26,000	22,778
LONGi Green Energy Technology Co., Ltd., Class A†	8,200	15,771
Luxshare Precision Industry Co., Ltd., Class A	4,500	38,157
Luzhou Laojiao Co., Ltd., Class A	1,500	20,214
Meituan, Class B*†	50,690	601,644
Midea Group Co., Ltd.	4,400	55,778
Midea Group Co., Ltd., Class A	1,500	19,493
MINISO Group Holding, Ltd.	4,200	13,708
Montage Technology Co., Ltd., Class A	859	25,833
Muyuan Foods Co., Ltd., Class A	4,500	26,181
NARI Technology Co., Ltd., Class A	6,400	23,134
National Silicon Industry Group Co., Ltd., Class A†	3,368	11,736
NAURA Technology Group Co., Ltd., Class A	440	44,604
NetEase, Inc.	18,150	484,585
New China Life Insurance Co., Ltd.	10,200	62,984
New China Life Insurance Co., Ltd., Class A	300	2,809
New Oriental Education & Technology Group, Inc.	12,160	71,064
Nexchip Semiconductor Corp., Class A†	2,177	12,034
Ningbo Deye Technology Co., Ltd., Class A	1,400	16,962
Ningbo Tuopu Group Co., Ltd., Class A	1,600	11,098
Ningxia Baofeng Energy Group Co., Ltd., Class A	7,100	24,396
NIO, Inc., Class A†	19,010	93,818
Nongfu Spring Co., Ltd.*	5,800	32,437
OmniVision Intergrated Circuits Group, Inc.	1,000	13,099
Orient Securities Co., Ltd, Class A	13,600	18,531
People's Insurance Co. Group of China, Ltd.	101,000	70,408
PetroChina Co., Ltd.	222,000	282,015
PetroChina Co., Ltd., Class A	7,000	11,501
PICC Property & Casualty Co., Ltd.	72,000	150,681
Ping An Bank Co., Ltd., Class A	7,700	13,277
Ping An Insurance Group Co. of China, Ltd.	65,500	490,431
Ping An Insurance Group Co. of China, Ltd., Class A	3,300	26,864
Piotech, Inc., Class A	48	4,707
Pop Mart International Group, Ltd.*	5,600	116,322
Postal Savings Bank of China Co., Ltd.*	69,000	44,713
Postal Savings Bank of China Co., Ltd., Class A	15,400	11,824
Power Construction Corp. of China, Ltd., Class A	20,000	14,517
Qinghai Salt Lake Industry Co., Ltd., Class A†	3,500	14,159
Range Intelligent Computing Technology Group Co., Ltd., Class A	1,600	14,929
Remegen Co., Ltd.*†	1,500	15,606
RoboTechnik Intelligent Technology Co., Ltd., Class A	100	6,125
Rockchip Electronics Co., Ltd., Class A	500	13,932
Rongsheng Petrochemical Co., Ltd., Class A	14,500	26,563
Security Description	Shares or Principal Amount	Value

China (continued)
SAIC Motor Corp., Ltd., Class A	6,300	$10,590
Sanan Optoelectronics Co., Ltd., Class A†	5,000	9,035
Sangfor Technologies, Inc., Class A	600	10,643
Sany Heavy Industry Co., Ltd., Class A	8,100	24,728
Satellite Chemical Co., Ltd., Class A	4,900	18,370
SenseTime Group, Inc.*†	139,000	25,743
Seres Group Co., Ltd., Class A	1,200	11,084
SF Holding Co., Ltd., Class A	4,200	21,801
SG Micro Corp., Class A	800	11,352
Shaanxi Coal Industry Co., Ltd., Class A	8,300	30,563
Shandong Gold Mining Co., Ltd.*	8,750	22,413
Shandong Gold Mining Co., Ltd.. Class A	5,000	20,897
Shandong Himile Mechanical Science & Technology Co., Ltd., Class A	1,595	12,363
Shandong Hualu Hengsheng Chemical Co., Ltd., Class A	5,590	17,824
Shandong Nanshan Aluminum Co., Ltd., Class A	19,400	13,585
Shanghai Allist Pharmaceuticals Co., Ltd., Class A	848	13,983
Shanghai Baosight Software Co., Ltd., Class A	3,400	9,366
Shanghai Electric Group Co., Ltd., Class A	10,300	10,554
Shanghai Electric Power Co., Ltd., Class A	3,200	6,885
Shanghai Pharmaceuticals Holding Co., Ltd., Class A	3,900	9,748
Shanghai Pudong Development Bank Co., Ltd., Class A	21,500	30,304
Shanghai Rural Commercial Bank Co., Ltd., Class A	7,600	9,674
Shanghai Stonehill Technology Co., Ltd., Class A	8,700	8,789
Shanghai United Imaging Healthcare Co., Ltd., Class A	772	13,230
Shanjin International Gold Co., Ltd., Class A	3,600	12,509
Shannon Semiconductor Technology Co., Ltd., Class A	400	8,556
Shanxi Xinghuacun Fen Wine Factory Co., Ltd., Class A	1,100	20,746
Sharetronic Data Technology Co., Ltd., Class A	540	17,162
Shengyi Technology Co., Ltd., Class A	1,800	27,978
Shennan Circuits Co., Ltd., Class A	400	18,146
Shenwan Hongyuan Group Co., Ltd., Class A	32,700	22,741
Shenzhen Envicool Technology Co., Ltd., Class A	1,690	11,840
Shenzhen Everwin Precision Technology Co., Ltd., Class A	2,200	8,992
Shenzhen Inovance Technology Co., Ltd., Class A	1,500	14,210
Shenzhen Longsys Electronics Co., Ltd., Class A	300	15,449
Shenzhen Megmeet Electrical Co., Ltd., Class A	800	12,545
Shenzhen Mindray Bio-Medical Electronics Co., Ltd., Class A	500	11,780
Shenzhen Sunway Communication Co., Ltd., Class A	1,200	10,193
Shenzhen Transsion Holdings Co., Ltd., Class A	1,077	10,292
Shenzhou International Group Holdings, Ltd.	7,800	44,378
Sichuan Kelun Pharmaceutical Co., Ltd., Class A	2,000	12,878
Sichuan Kelun-Biotech Biopharmaceutical Co., Ltd.†	200	12,347
Sinoma Science & Technology Co., Ltd., Class A	1,900	12,081
Sinopharm Group Co., Ltd.	10,400	23,061
Sinotruk Hong Kong, Ltd.	10,000	51,859
Skyverse Technology Co., Ltd., Class A†	156	7,977
Smoore International Holdings, Ltd.*	24,000	28,193
Sungrow Power Supply Co., Ltd., Class A	1,300	19,903
Sunny Optical Technology Group Co., Ltd.	6,600	47,222
Sunwoda Electronic Co., Ltd., Class A	2,600	7,355
Suzhou Centec Communications Co., Ltd., Class A†	97	4,891
Suzhou Dongshan Precision Manufacturing Co., Ltd., Class A†	1,200	30,284
Suzhou TFC Optical Communication Co., Ltd., Class A	700	17,634
TAL Education Group ADR†	3,726	46,575
TBEA Co., Ltd., Class A	6,200	19,287
TCL Technology Group Corp., Class A	24,600	17,178
Tencent Holdings, Ltd.	61,800	3,747,694
Tencent Music Entertainment Group ADR	5,697	53,837
Tianqi Lithium Corp., Class A†	2,400	16,148

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
China (continued)
Tingyi Cayman Islands Holding Corp.	20,000	$30,370
Tongcheng Travel Holdings, Ltd.	14,800	26,976
TongFu Microelectronics Co., Ltd., Class A	1,300	10,943
Tongwei Co., Ltd., Class A†	4,900	8,474
Tsingtao Brewery Co., Ltd.	8,000	47,536
UBTech Robotics Corp., Ltd.†	1,700	17,728
Unigroup Guoxin Microelectronics Co., Ltd., Class A	1,100	10,607
Unisplendour Corp., Ltd., Class A	1,500	7,758
United Nova Technology Co., Ltd., Class A†	10,921	12,570
Verisilicon Microelectronics Shanghai Co., Ltd., Class A†	315	8,956
Victory Giant Technology Huizhou Co., Ltd., Class A	700	19,630
Vipshop Holdings, Ltd. ADR	2,502	38,381
Wanhua Chemical Group Co., Ltd., Class A	2,200	24,310
Wanxiang Qianchao Co., Ltd., Class A	4,300	7,178
Weichai Power Co., Ltd.	18,000	75,931
Wens Foodstuffs Group Co., Ltd., Class A	6,800	14,199
Wuliangye Yibin Co., Ltd., Class A	2,000	23,129
WUS Printed Circuit Kunshan Co., Ltd., Class A	1,500	22,925
WuXi AppTec Co., Ltd.*	3,496	71,698
WuXi AppTec Co., Ltd., Class A	2,300	43,851
Wuxi Biologics Cayman, Inc.*†	36,000	178,027
WuXi XDC Cayman, Inc.†	1,500	9,921
XCMG Construction Machinery Co., Ltd., Class A	13,000	17,305
Xiamen Tungsten Co., Ltd., Class A	1,500	10,423
Xiaomi Corp., Class B*†	172,200	630,559
Xinyi Solar Holdings, Ltd.	16,000	4,493
XPeng, Inc., Class A†	13,400	86,777
XtalPi Holdings, Ltd.†	12,000	10,477
Yadea Group Holdings, Ltd.*	14,000	19,157
Yangtze Optical Fibre & Cable Joint Stock, Ltd. Co.*	4,000	48,533
Yankuang Energy Group Co., Inc.	37,000	56,070
Yankuang Energy Group Co., Inc., Class A	8,100	24,251
Yantai Jereh Oilfield Services Group Co., Ltd., Class A	900	17,888
Yunnan Aluminium Co., Ltd., Class A	4,900	19,350
Yunnan Baiyao Group Co., Ltd., Class A	1,900	14,892
Yutong Bus Co., Ltd., Class A	3,000	14,348
Zangge Mining Co., Ltd., Class A	1,000	11,990
Zhaojin Mining Industry Co., Ltd.	19,500	52,517
Zhejiang Century Huatong Group Co., Ltd., Class A	6,500	13,081
Zhejiang China Commodities City Group Co., Ltd., Class A	3,800	7,219
Zhejiang Dahua Technology Co., Ltd., Class A	2,000	4,964
Zhejiang Huayou Cobalt Co., Ltd., Class A	2,600	15,334
Zhejiang Jingsheng Mechanical & Electrical Co., Ltd., Class A	1,700	9,686
Zhejiang Juhua Co., Ltd., Class A	3,000	17,524
Zhejiang Leapmotor Technology Co., Ltd.*†	6,600	33,664
Zhejiang NHU Co., Ltd., Class A	3,400	15,131
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A	2,800	15,620
Zhejiang Zheneng Electric Power Co., Ltd., Class A	13,600	10,232
Zhongji Innolight Co., Ltd., Class A	700	92,992
Zhongjin Gold Corp., Ltd., Class A	5,100	17,384
Zhuzhou CRRC Times Electric Co., Ltd.	5,300	22,642
Zijin Mining Group Co., Ltd.	64,000	270,432
Zijin Mining Group Co., Ltd., Class A	13,300	64,938
ZTE Corp.	5,800	18,299
ZTE Corp., Class A	2,600	13,031
ZTO Express Cayman, Inc.	4,200	100,661
		20,599,357
Colombia — 0.2%
Grupo Cibest SA	2,101	59,547
Security Description	Shares or Principal Amount	Value

Colombia (continued)
Grupo Cibest SA (Preference Shares)	4,934	$116,507
Interconexion Electrica SA ESP	4,307	40,817
		216,871
Czech Republic — 0.1%
CEZ AS	1,133	72,982
Komercni Banka AS	305	15,255
Moneta Money Bank AS*	2,611	23,896
		112,133
Egypt — 0.1%
Commercial International Bank Egypt SAE	29,533	81,411
Eastern Co. SAE	15,881	11,305
		92,716
Greece — 0.5%
Alpha Bank SA	17,672	87,074
Eurobank SA	26,008	133,686
Hellenic Telecommunications Organization SA	1,253	28,924
JUMBO SA	1,364	38,081
National Bank of Greece SA	8,835	164,255
Piraeus Bank SA	11,677	134,850
Public Power Corp. S.A.	2,501	64,301
		651,171
Hong Kong — 3.2%
Alibaba Group Holding, Ltd.	167,928	2,565,013
Alibaba Health Information Technology, Ltd.†	62,000	28,424
Beijing Enterprises Holdings, Ltd.	5,500	22,199
Bosideng International Holdings, Ltd.	60,000	37,816
C&D International Investment Group, Ltd.	9,000	17,627
China Gas Holdings, Ltd.	26,800	20,888
China Merchants Port Holdings Co., Ltd.	17,320	33,793
China Overseas Land & Investment, Ltd.	35,500	61,232
China Power International Development, Ltd.	51,000	18,477
China Resources Beer Holdings Co., Ltd.	18,500	55,854
China Resources Gas Group, Ltd.	10,100	21,551
China Resources Land, Ltd.	28,500	120,787
China Resources Power Holdings Co., Ltd.	22,000	54,292
China Ruyi Holdings, Ltd.†	112,000	20,585
China Taiping Insurance Holdings Co., Ltd.	17,200	48,368
Chow Tai Fook Jewellery Group, Ltd.	15,800	24,965
Far East Horizon, Ltd.	31,000	27,220
GCL Technology Holdings, Ltd.†	243,000	18,916
Geely Automobile Holdings, Ltd.	66,000	166,878
Guangdong Investment, Ltd.	38,000	41,069
Hua Hong Grace Semiconductor, Ltd.*†	7,000	112,617
Hua Hong Grace Semiconductor, Ltd., Class A†	259	9,147
Kingboard Laminates Holdings, Ltd.	11,000	40,475
Kunlun Energy Co., Ltd.	46,000	42,489
Orient Overseas International, Ltd.	1,500	29,317
Sino Biopharmaceutical, Ltd.	102,750	65,966
Want Want China Holdings, Ltd.	56,000	24,138
Zijin Gold International Co., Ltd.	700	10,498
		3,740,601
Hungary — 0.4%
MOL Hungarian Oil & Gas PLC†	3,687	52,792
OTP Bank Nyrt	2,118	313,280
Richter Gedeon Nyrt	1,513	56,421
		422,493
India — 11.8%
ABB India, Ltd.	484	36,762

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Adani Enterprises, Ltd.	1,680	$53,111
Adani Ports & Special Economic Zone, Ltd.	5,489	97,120
Adani Power, Ltd.†	33,235	73,546
Alkem Laboratories, Ltd.	428	25,666
Ambuja Cements, Ltd.	4,355	19,762
APL Apollo Tubes, Ltd.	2,071	39,315
Apollo Hospitals Enterprise, Ltd.	1,100	103,038
Ashok Leyland, Ltd.	28,847	50,248
Asian Paints, Ltd.	3,599	103,326
Astral, Ltd.	1,671	25,434
AU Small Finance Bank, Ltd.*	4,224	46,336
Aurobindo Pharma, Ltd.	3,322	55,016
Avenue Supermarts, Ltd.*†	1,553	63,830
Axis Bank, Ltd.	23,022	296,172
Bajaj Auto, Ltd.	668	80,791
Bajaj Finance, Ltd.	24,576	294,136
Bajaj Finserv, Ltd.	3,916	83,460
Bajaj Holdings & Investment, Ltd.	357	42,300
Balkrishna Industries, Ltd.	474	12,242
Bank of Baroda	9,898	25,242
Bharat Electronics, Ltd.	36,338	147,736
Bharat Forge, Ltd.	2,567	59,411
Bharat Heavy Electricals, Ltd.	13,270	56,652
Bharat Petroleum Corp., Ltd.	16,593	55,719
Bharti Airtel, Ltd.	27,441	566,138
Bosch, Ltd.	66	28,337
Britannia Industries, Ltd.	1,171	66,418
Canara Bank	22,136	28,996
CG Power & Industrial Solutions, Ltd.	7,559	68,441
Cholamandalam Investment & Finance Co., Ltd.	4,160	80,541
Cipla, Ltd.	4,783	73,804
Coal India, Ltd.	16,988	73,777
Colgate-Palmolive India, Ltd.	993	21,560
Coromandel International, Ltd.	1,481	32,334
Cummins India, Ltd.	1,405	81,332
Dabur India, Ltd.	6,181	27,329
Divi's Laboratories, Ltd.	1,268	107,463
Dixon Technologies India, Ltd.	433	62,569
DLF, Ltd.	5,529	38,169
Dr. Reddy's Laboratories, Ltd.	5,138	61,438
Eicher Motors, Ltd.	1,395	114,801
Eternal, Ltd.†	23,505	74,599
Federal Bank, Ltd.	19,642	73,864
Fortis Healthcare, Ltd.	2,304	22,825
FSN E-Commerce Ventures, Ltd.†	11,861	41,559
GAIL India, Ltd.	29,109	55,344
GE Vernova T&D India, Ltd.	466	20,974
GMR Airports, Ltd.†	29,172	32,248
Godrej Consumer Products, Ltd.	4,368	48,828
Godrej Properties, Ltd.	1,551	34,256
Grasim Industries, Ltd.	2,870	93,165
Havells India, Ltd.	2,310	30,526
HCL Technologies, Ltd.	9,228	130,176
HDFC Asset Management Co., Ltd.*	2,082	57,169
HDFC Bank, Ltd.	113,953	893,463
HDFC Life Insurance Co., Ltd.*	9,217	53,235
Hero MotoCorp, Ltd.	1,318	74,611
Hindalco Industries, Ltd.	12,920	132,262
Hindustan Aeronautics, Ltd.	1,803	87,920
Hindustan Petroleum Corp., Ltd.	8,155	33,313
Hindustan Unilever, Ltd.	6,971	153,542
Hitachi Energy India, Ltd.	47	15,819
Security Description	Shares or Principal Amount	Value

India (continued)
ICICI Bank, Ltd.	52,940	$795,875
ICICI Lombard General Insurance Co., Ltd.*	2,658	45,361
ICICI Prudential Life Insurance Co., Ltd.*	4,024	21,862
IDFC First Bank, Ltd.	42,501	37,865
Indian Hotels Co., Ltd.	9,630	74,712
Indian Oil Corp., Ltd.	30,315	44,502
Indus Towers, Ltd.†	12,698	52,276
IndusInd Bank, Ltd.	5,433	57,607
Info Edge India, Ltd.	3,261	41,945
Infosys, Ltd.	30,482	362,542
InterGlobe Aviation, Ltd.*	1,905	103,762
ITC, Ltd.	28,458	83,896
Jindal Stainless, Ltd.	4,102	31,593
Jindal Steel, Ltd.	3,403	39,365
Jio Financial Services, Ltd.	32,298	86,706
JSW Energy, Ltd.	4,414	25,728
JSW Steel, Ltd.	5,848	78,027
Kotak Mahindra Bank, Ltd.	56,408	229,975
Larsen & Toubro, Ltd.	6,782	280,657
Lodha Developers, Inc.*	2,486	32,463
LTM, Ltd.*	826	37,802
Lupin, Ltd.	2,390	60,461
Mahindra & Mahindra, Ltd.	8,624	307,311
Mankind Pharma, Ltd.	1,217	31,558
Marico, Ltd.	5,176	47,215
Maruti Suzuki India, Ltd.	1,226	183,052
Max Healthcare Institute, Ltd.	7,552	87,288
Mphasis, Ltd.	1,125	27,481
MRF, Ltd.	28	39,030
Muthoot Finance, Ltd.	1,113	36,598
Nestle India, Ltd.	6,137	96,903
NHPC, Ltd.	37,770	31,192
NMDC, Ltd.	27,291	24,334
NTPC, Ltd.	44,691	162,516
Oberoi Realty, Ltd.	1,480	28,321
Oil & Natural Gas Corp., Ltd.	27,817	70,628
Oil India, Ltd.	5,762	27,726
One 97 Communications, Ltd.†	2,646	37,168
Oracle Financial Services Software, Ltd.	235	27,633
Page Industries, Ltd.	35	14,782
PB Fintech, Ltd.†	4,203	70,595
Persistent Systems, Ltd.	995	57,847
Petronet LNG, Ltd.	9,779	28,780
Phoenix Mills, Ltd.	2,456	48,798
PI Industries, Ltd.	583	16,885
Pidilite Industries, Ltd.	2,651	44,691
Polycab India, Ltd.	662	63,163
Power Finance Corp., Ltd.	14,672	65,179
Power Grid Corp. of India, Ltd.	41,131	122,518
Prestige Estates Projects, Ltd.	1,954	33,213
Punjab National Bank	27,406	32,376
REC, Ltd.	13,139	51,440
Reliance Industries, Ltd.	60,929	833,632
Samvardhana Motherson International, Ltd.	42,580	67,527
SBI Cards & Payment Services, Ltd.	843	5,841
SBI Life Insurance Co., Ltd.*	4,970	98,497
Shree Cement, Ltd.	111	30,997
Shriram Finance, Ltd.	14,723	161,523
Siemens Energy India, Ltd.	1,406	47,766
Siemens, Ltd.	797	31,318
Solar Industries India, Ltd.	275	52,937
SRF, Ltd.	1,429	39,378
State Bank of India	18,523	199,936

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
India (continued)
Sun Pharmaceutical Industries, Ltd.	9,079	$189,091
Sundaram Finance, Ltd.	816	40,007
Supreme Industries, Ltd.	787	28,697
Suzlon Energy, Ltd.†	111,472	56,283
Swiggy, Ltd.†	13,358	39,887
Tata Communications, Ltd.	1,382	25,432
Tata Consultancy Services, Ltd.	8,179	202,866
Tata Consumer Products, Ltd.	5,945	67,432
Tata Motors Passenger Vehicles, Ltd.	16,947	60,586
Tata Motors, Ltd.	19,714	90,056
Tata Power Co., Ltd.	17,809	71,090
Tata Steel, Ltd.	73,897	147,452
Tech Mahindra, Ltd.	5,370	93,095
Titan Co., Ltd.	3,722	190,855
Torrent Pharmaceuticals, Ltd.	1,271	68,542
Torrent Power, Ltd.	2,129	31,428
Trent, Ltd.	2,859	90,146
Tube Investments of India, Ltd.	1,374	39,707
TVS Motor Co., Ltd.	2,333	105,640
UltraTech Cement, Ltd.	1,017	126,949
Union Bank of India, Ltd.	18,706	33,581
United Spirits, Ltd.	3,521	55,978
UPL, Ltd.	5,182	32,782
Varun Beverages, Ltd.	13,444	62,123
Vedanta Aluminium Metal, Ltd.	13,979	66,514
Vedanta, Ltd.	13,979	38,797
Vishal Mega Mart, Ltd.†	6,271	7,035
Vodafone Idea, Ltd.†	249,866	34,195
Voltas, Ltd.	2,376	32,934
WAAREE Energies, Ltd.	933	26,179
Wipro, Ltd.	21,052	40,410
Yes Bank, Ltd.†	165,174	39,456
Zydus Lifesciences, Ltd.	2,835	33,433
		14,018,729
Indonesia — 0.5%
Astra International Tbk PT	175,300	49,561
Bank Central Asia Tbk PT	495,700	174,329
Bank Mandiri Persero Tbk PT	377,200	87,914
Bank Negara Indonesia Persero Tbk PT	181,200	35,580
Bank Rakyat Indonesia Persero Tbk PT	633,800	107,175
Barito Pacific Tbk PT	161,400	16,584
Bumi Resources Minerals Tbk PT†	433,000	13,497
Charoen Pokphand Indonesia Tbk PT	78,100	14,266
GoTo Gojek Tokopedia Tbk PT†	10,682,100	29,668
Telkom Indonesia Persero Tbk PT	400,800	58,617
United Tractors Tbk PT	10,900	14,505
		601,696
Ireland — 0.4%
PDD Holdings, Inc. ADR†	5,739	508,246
Kuwait — 0.6%
Boubyan Bank KSCP	19,432	40,459
Gulf Bank KSCP	26,435	30,059
Kuwait Finance House KSCP	113,894	289,099
Mabanee Co. KPSC	5,850	17,595
Mobile Telecommunications Co. KSCP	22,116	42,713
National Bank of Kuwait SAKP	85,466	237,289
		657,214
Luxembourg — 0.1%
Allegro.eu SA*†	7,068	85,484
Security Description	Shares or Principal Amount	Value

Luxembourg (continued)
Reinet Investments SCA	1,587	$43,130
Zabka Group SA	3,359	28,590
		157,204
Malaysia — 1.0%
AMMB Holdings Bhd	30,300	50,146
CELCOMDIGI Bhd	23,000	16,779
CIMB Group Holdings Bhd	78,800	152,213
Gamuda Bhd	57,200	59,798
Hong Leong Bank Bhd	6,900	37,237
IHH Healthcare Bhd	16,300	33,269
IOI Corp. Bhd	27,900	30,251
Kuala Lumpur Kepong Bhd	4,800	24,692
Malayan Banking Bhd	60,200	160,642
Maxis Bhd	24,800	22,457
MISC Bhd	15,100	29,521
Petronas Chemicals Group Bhd	28,300	33,062
Petronas Gas Bhd	6,600	28,332
Press Metal Aluminium Holdings Bhd	35,700	69,540
Public Bank Bhd	150,200	189,829
RHB Bank Bhd	20,100	42,073
SD Guthrie Bhd	23,000	36,977
Sunway Bhd	28,900	37,355
Telekom Malaysia Bhd	10,200	19,353
Tenaga Nasional Bhd	26,200	93,558
YTL Power International Bhd	25,360	25,953
		1,193,037
Mexico — 1.8%
America Movil SAB de CV	152,444	193,641
Arca Continental SAB de CV	5,700	65,104
Cemex SAB de CV CPO	159,894	189,626
Coca-Cola Femsa SAB de CV	5,221	56,655
Fibra Uno Administracion SA de CV	30,134	54,302
Fomento Economico Mexicano SAB de CV	17,036	218,317
Gruma SAB de CV, Class B	1,319	19,666
Grupo Aeroportuario del Centro Norte SAB de CV	2,827	37,713
Grupo Aeroportuario del Pacifico SAB de CV, Class B	3,283	71,394
Grupo Aeroportuario del Sureste SAB de CV, Class B	2,000	55,265
Grupo Bimbo SAB de CV, Class A	12,019	43,081
Grupo Carso SAB de CV, Class A1	6,400	54,572
Grupo Financiero Banorte SAB de CV, Class O	23,513	271,032
Grupo Financiero Inbursa SAB de CV, Class O	16,152	41,622
Grupo Mexico SAB de CV, Series B	29,244	351,698
Industrias Penoles SAB de CV	1,854	85,247
Kimberly-Clark de Mexico SAB de CV, Class A	12,209	28,331
Prologis Property Mexico SA de CV	11,178	50,031
Promotora y Operadora de Infraestructura SAB de CV	2,130	33,751
Sigma Foods SAB de CV, Class A	32,788	33,376
Wal-Mart de Mexico SAB de CV	42,263	122,888
		2,077,312
Netherlands — 0.1%
JBS NV, Class A	2,795	39,186
NEPI Rockcastle NV	6,666	61,211
X5 Retail Group NV GDR†(1)(2)	1,555	0
		100,397
Peru — 0.3%
Cia de Minas Buenaventura SAA ADR	1,940	58,743
Credicorp., Ltd.	700	280,406
		339,149

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Philippines — 0.3%
Ayala Corp.	2,585	$21,569
Ayala Land, Inc.	32,800	9,079
Bank of the Philippine Islands	15,255	25,512
BDO Unibank, Inc.	23,704	48,363
International Container Terminal Services, Inc.	9,630	150,975
Manila Electric Co.	2,630	20,624
Metropolitan Bank & Trust Co.	18,723	20,131
PLDT, Inc.	840	16,685
SM Investments Corp.	2,310	22,405
SM Prime Holdings, Inc.	84,100	25,172
		360,515
Poland — 1.1%
Bank Millennium SA†	8,061	44,572
Bank Polska Kasa Opieki SA	1,738	114,172
Budimex SA	159	30,697
CD Projekt SA†	746	49,892
Dino Polska SA*†	5,510	47,180
Erst Bank Polska SA	434	85,363
KGHM Polska Miedz SA	1,444	118,926
LPP SA	12	69,755
mBank SA†	151	54,616
Orlen SA	6,032	239,115
PGE Polska Grupa Energetyczna SA†	10,661	28,847
Powszechna Kasa Oszczednosci Bank Polski SA	8,807	263,776
Powszechny Zaklad Ubezpieczen SA	5,711	108,641
		1,255,552
Qatar — 0.5%
Al Rayan Bank	71,297	38,855
Commercial Bank PSQC	28,762	32,608
Dukhan Bank	22,297	19,954
Industries Qatar QSC	13,032	37,840
Mesaieed Petrochemical Holding Co.	66,506	20,070
Nebras Energy	5,730	23,271
Ooredoo Q.P.S.C.	9,251	31,792
Qatar Fuel QSC	7,006	26,755
Qatar Gas Transport Co., Ltd.	31,459	35,843
Qatar International Islamic Bank QSC	11,499	34,112
Qatar Islamic Bank Q.P.S.C.	16,657	99,328
Qatar National Bank Q.P.S.C.	42,250	192,996
		593,424
Russia — 0.0%
Gazprom PJSC†(1)(2)	158,896	0
LUKOIL PJSC†(1)(2)	5,515	0
MMC Norilsk Nickel PJSC ADR†(1)(2)	8,556	0
Novatek PJSC GDR†(1)(2)	1,235	0
Novolipetsk Steel PJSC GDR†(1)(2)	1,814	0
Ozon Holdings PLC ADR†(1)(2)	701	0
Phosagro PJSC GDR†(1)(2)	1,927	0
Phosagro PJSC GDR †(1)(2)	13	0
Polyus PJSC GDR†(1)(2)	852	0
Rosneft PJSC GDR†(1)(2)	16,114	0
Severstal PAO GDR†(1)(2)	2,862	0
Surgutneftegas PJSC ADR†(1)(2)	10,541	0
Tatneft PJSC ADR†(1)(2)	2,926	0
T-Tekhnologii MKPAO GDR†(1)	1,576	0
		0
Saudi Arabia — 2.5%
ACWA Power Co.†	2,298	115,286
Ades Holding Co.	4,327	19,178
Security Description	Shares or Principal Amount	Value

Saudi Arabia (continued)
Al Rajhi Bank	29,141	$485,698
Alinma Bank	14,479	90,013
Almarai Co. JSC	4,942	61,169
Arab National Bank	8,033	46,436
Arabian Internet & Communications Services Co.	329	18,891
Bank AlBilad	8,457	55,490
Bank Al-Jazira	8,378	27,116
Banque Saudi Fransi	12,589	66,180
Bupa Arabia for Cooperative Insurance Co.	961	40,289
Co. for Cooperative Insurance	817	26,781
Dar Al Arkan Real Estate Development Co.†	6,270	30,732
Dr. Sulaiman Al Habib Medical Services Group Co.	968	60,599
Elm Co.	267	48,548
Etihad Etisalat Co.	4,183	69,263
Jabal Omar Development Co.†	4,252	18,193
Jarir Marketing Co.	6,400	28,331
Makkah Construction & Development Co.	884	19,294
Mouwasat Medical Services Co.	1,194	19,785
Riyad Bank	17,654	95,898
SABIC Agri-Nutrients Co.	2,308	75,535
SAL Saudi Logistics Services	320	14,746
Saudi Arabian Mining Co.†	11,961	180,619
Saudi Arabian Oil Co.*	58,656	413,269
Saudi Awwal Bank	9,937	89,554
Saudi Basic Industries Corp.	8,380	110,688
Saudi Energy Co.	9,880	44,645
Saudi Investment Bank	8,255	30,454
Saudi National Bank	28,649	299,238
Saudi Tadawul Group Holding Co.	535	16,889
Saudi Telecom Co.	19,424	223,419
Yanbu National Petrochemical Co.	2,123	17,339
		2,959,565
Singapore — 0.3%
BOC Aviation, Ltd.*	2,500	24,694
Trip.com Group, Ltd.†	6,000	282,116
		306,810
South Africa — 2.6%
Absa Group, Ltd.	8,787	121,536
Bid Corp., Ltd.	3,260	89,387
Bidvest Group, Ltd.	1,611	24,183
Capitec Bank Holdings, Ltd.	878	251,082
Clicks Group, Ltd.	1,669	22,275
Discovery, Ltd.	5,762	91,504
FirstRand, Ltd.	51,361	306,678
Gold Fields, Ltd.	9,275	304,337
Harmony Gold Mining Co., Ltd.	5,843	92,956
Impala Platinum Holdings, Ltd.	8,902	98,048
MTN Group, Ltd.	18,077	224,216
Naspers, Ltd., Class N	7,750	407,981
Nedbank Group, Ltd.	4,373	74,073
Northam Platinum Holdings, Ltd.	3,019	43,535
OUTsurance Group, Ltd.	9,393	47,065
Pepkor Holdings, Ltd.*	30,298	39,167
Remgro, Ltd.	4,884	57,455
Sanlam, Ltd.	17,793	94,874
Sasol, Ltd.†	5,574	65,460
Shoprite Holdings, Ltd.	4,870	84,587
Sibanye Stillwater, Ltd.	26,955	59,050
Standard Bank Group, Ltd.	13,317	266,172

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
South Africa (continued)
Valterra Platinum, Ltd.†	2,745	$207,996
Vodacom Group, Ltd.	6,114	59,321
		3,132,938
South Korea — 19.8%
Alteogen, Inc.	396	85,127
Amorepacific Corp.	365	33,159
APR Corp.	237	52,873
Celltrion, Inc.	1,563	203,815
DB Insurance Co., Ltd.	418	45,878
Doosan Co., Ltd.	78	62,851
Doosan Enerbility Co., Ltd.†	4,400	207,620
Ecopro BM Co., Ltd.	551	40,097
Ecopro Co., Ltd.	1,143	63,654
Hana Financial Group, Inc.	2,693	236,881
Hankook Tire & Technology Co., Ltd.	630	29,692
Hanmi Semiconductor Co., Ltd.	340	47,366
Hanwha Aerospace Co., Ltd.	331	212,018
Hanwha Ocean Co., Ltd.†	1,301	77,294
Hanwha Systems Co., Ltd.	946	41,454
HD Hyundai Co., Ltd.	415	58,194
HD Hyundai Electric Co., Ltd.	250	118,290
HLB, Inc.†	1,315	28,234
HMM Co., Ltd.	1,705	24,953
HYBE Co., Ltd.	243	28,626
Hyosung Heavy Industries Corp.	56	93,429
Hyundai Engineering & Construction Co., Ltd.	783	51,508
Hyundai Glovis Co., Ltd.	406	56,436
Hyundai Heavy Industries Co., Ltd.	335	113,199
Hyundai Mobis Co., Ltd.	593	195,610
Hyundai Motor Co.	1,357	370,345
Hyundai Motor Co. (2nd Preference Shares)	256	36,214
Hyundai Motor Co. (Preference Shares)	199	27,960
Hyundai Rotem Co., Ltd.	757	70,886
Industrial Bank of Korea	1,594	23,098
Kakao Corp.	3,111	81,717
KakaoBank Corp.	1,835	28,472
KB Financial Group, Inc.	3,538	418,302
Kia Corp.	2,272	210,578
Korea Aerospace Industries, Ltd.	769	68,752
Korea Electric Power Corp.	2,555	62,441
Korea Investment Holdings Co., Ltd.	426	60,715
Korea Shipbuilding & Offshore Engineering Co., Ltd.	424	114,536
Korean Air Lines Co., Ltd.	1,359	24,576
Krafton, Inc.	322	54,933
KT&G Corp.	981	123,505
LG Chem, Ltd.	461	83,557
LG Corp.	907	63,911
LG Display Co., Ltd.†	2,910	18,459
LG Electronics, Inc.	1,108	120,629
LG Energy Solution, Ltd.†	467	107,612
LG Uplus Corp.	1,278	13,250
LIG Defense&Technology Co., Ltd.	108	52,888
LS Electric Co., Ltd.	779	99,425
Meritz Financial Group, Inc.†	686	59,396
Mirae Asset Securities Co., Ltd.	2,004	48,066
NAVER Corp.	1,372	199,337
NH Investment & Securities Co., Ltd.	1,642	32,871
POSCO Future M Co., Ltd.	305	29,249
POSCO Holdings, Inc.	689	151,161
Posco International Corp.	308	11,289
Samsung Biologics Co., Ltd.*†	117	121,663
Security Description	Shares or Principal Amount	Value

South Korea (continued)
Samsung C&T Corp.	803	$194,713
Samsung Electro-Mechanics Co., Ltd.	563	449,742
Samsung Electronics Co., Ltd.	46,877	8,442,436
Samsung Electronics Co., Ltd. (Preference Shares)	8,019	1,006,819
Samsung Episholdings Co., Ltd.†	34	8,955
Samsung Fire & Marine Insurance Co., Ltd.	278	122,572
Samsung Heavy Industries Co., Ltd.†	6,994	104,932
Samsung Life Insurance Co., Ltd.	795	171,609
Samsung SDI Co., Ltd.†	603	167,792
Samsung SDS Co., Ltd.	405	57,832
Samyang Foods Co., Ltd.	50	40,989
Shinhan Financial Group Co., Ltd.	4,130	291,889
SK Hynix, Inc.	5,535	6,081,148
SK Innovation Co., Ltd.†	709	54,654
SK Square Co., Ltd.	929	658,896
SK Telecom Co., Ltd.	1,139	64,548
SK, Inc.	361	138,454
S-Oil Corp.	447	39,828
Woori Financial Group, Inc.	6,693	157,561
Yuhan Corp.	393	20,192
		23,473,612
Switzerland — 0.0%
Allwyn AG	1,160	17,977
Taiwan — 26.7%
Accton Technology Corp.	5,000	327,290
Advantech Co., Ltd.	5,148	89,290
Airtac International Group	1,000	40,421
Alchip Technologies, Ltd.	1,000	93,099
ASE Technology Holding Co., Ltd.	33,000	574,399
Asia Vital Components Co., Ltd.	3,000	216,321
ASPEED Technology, Inc.	375	164,565
Asustek Computer, Inc.	6,000	149,498
Bizlink Holding, Inc.	1,000	63,093
Caliway Biopharmaceuticals Co., Ltd.†	7,000	22,376
Cathay Financial Holding Co., Ltd.	97,000	303,463
Chailease Holding Co., Ltd.	13,416	46,062
Chang Hwa Commercial Bank, Ltd.	73,936	57,406
China Steel Corp.	108,000	63,204
Chroma ATE, Inc.	4,000	255,988
Chunghwa Telecom Co., Ltd.	39,000	168,397
CTBC Financial Holding Co., Ltd.	166,000	333,797
Delta Electronics, Inc.	19,000	937,637
E Ink Holdings, Inc.	8,000	46,293
E.Sun Financial Holding Co., Ltd.	136,770	162,803
Elite Material Co., Ltd.	3,000	427,838
eMemory Technology, Inc.	1,000	76,811
Eva Airways Corp.	30,000	39,870
Evergreen Marine Corp. Taiwan, Ltd.	10,000	62,842
Far EasTone Telecommunications Co., Ltd.	16,000	51,996
First Financial Holding Co., Ltd.	109,341	124,417
Formosa Chemicals & Fibre Corp.	35,000	62,044
Formosa Plastics Corp.	35,000	59,202
Fortune Electric Co., Ltd.	1,310	28,662
Fubon Financial Holding Co., Ltd.	83,919	335,090
Gigabyte Technology Co., Ltd.	4,000	41,408
Global Unichip Corp.	1,000	117,089
Globalwafers Co., Ltd.	3,000	78,251
Gold Circuit Electronics, Ltd.	3,000	73,217
Hon Hai Precision Industry Co., Ltd.	121,200	936,589
Hon Precision, Inc.	1,000	190,355
Hotai Motor Co., Ltd.	3,080	53,077
Hua Nan Financial Holdings Co., Ltd.	92,899	124,756

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Taiwan (continued)
Innolux Corp.	70,660	$98,365
International Games System Co., Ltd.	3,000	71,581
Inventec Corp.	23,000	43,479
Jentech Precision Industrial Co., Ltd.	1,000	104,632
KGI Financial Holding Co., Ltd.	146,225	138,265
King Slide Works Co., Ltd.	1,000	241,847
King Yuan Electronics Co., Ltd.	10,500	72,282
Largan Precision Co., Ltd.	1,000	123,009
Lite-On Technology Corp.	21,000	135,234
Lotes Co., Ltd.	1,000	56,175
MediaTek, Inc.	14,000	1,498,354
Mega Financial Holding Co., Ltd.	110,730	181,003
MPI Corp.	1,000	159,174
Nan Ya Plastics Corp.	47,000	226,356
Novatek Microelectronics Corp.	5,000	79,601
Pegatron Corp.	17,000	44,087
PharmaEssentia Corp.	3,692	119,899
President Chain Store Corp.	4,000	27,650
Quanta Computer, Inc.	28,000	248,657
Realtek Semiconductor Corp.	5,000	104,756
Shanghai Commercial & Savings Bank, Ltd.	36,360	50,958
SinoPac Financial Holdings Co., Ltd.	117,602	146,722
Taiwan Business Bank	61,018	34,392
Taiwan Cooperative Financial Holding Co., Ltd.	104,702	89,053
Taiwan Mobile Co., Ltd.	17,000	59,088
Taiwan Semiconductor Manufacturing Co., Ltd.	247,000	18,471,111
TCC Group Holdings Co., Ltd.	57,512	43,051
TS Financial Holding Co., Ltd.	214,888	237,289
Unimicron Technology Corp.	13,338	314,155
Uni-President Enterprises Corp.	46,000	104,697
United Microelectronics Corp.	113,000	429,087
Vanguard International Semiconductor Corp.	11,000	51,294
Wan Hai Lines, Ltd.	8,000	20,860
Wistron Corp.	30,000	160,768
Wiwynn Corp.	1,000	163,223
Yageo Corp.	14,820	223,375
Yang Ming Marine Transport Corp.	12,000	18,771
Yuanta Financial Holding Co., Ltd.	110,704	231,258
Zhen Ding Technology Holding, Ltd.	7,000	89,067
		31,711,541
Thailand — 1.0%
Advanced Info Service PCL NVDR	8,900	101,395
Airports of Thailand PCL NVDR	45,300	86,212
Bangkok Dusit Medical Services PCL NVDR	88,300	50,836
Bumrungrad Hospital PCL NVDR	6,700	37,716
Central Pattana PCL NVDR	25,100	51,967
Charoen Pokphand Foods PCL NVDR	51,700	34,825
CP ALL PCL NVDR	29,800	42,732
Delta Electronics Thailand PCL NVDR	32,000	264,514
Gulf Development PCL NVDR	35,716	71,168
Kasikornbank PCL NVDR	6,200	45,295
Krung Thai Bank PCL NVDR	46,300	61,357
Minor International PCL NVDR	35,300	24,878
PTT Exploration & Production PCL NVDR	13,600	60,566
PTT PCL NVDR	81,300	93,790
SCB X PCL NVDR	3,900	17,881
Siam Cement PCL NVDR	9,000	68,284
True Corp. PCL NVDR	119,927	51,619
		1,165,035
Security Description	Shares or Principal Amount	Value

Turkey — 0.4%
Akbank Turk AS	29,756	$39,867
Aselsan Elektronik Sanayi Ve Ticaret AS	12,486	89,890
BIM Birlesik Magazalar AS	8,680	71,461
Eregli Demir ve Celik Fabrikalari TAS	34,036	30,457
Haci Omer Sabanci Holding AS	12,699	22,570
KOC Holding AS	6,601	27,339
Tupras Turkiye Petrol Rafinerileri AS	10,997	68,354
Turk Hava Yollari AO	2,130	14,066
Turkcell Iletisim Hizmetleri AS	13,637	28,765
Turkiye Is Bankasi AS	60,038	15,809
Yapi ve Kredi Bankasi AS†	42,418	29,224
		437,802
United Arab Emirates — 1.2%
Abu Dhabi Commercial Bank PJSC	34,179	139,864
Abu Dhabi Islamic Bank PJSC	16,493	95,239
Abu Dhabi National Oil Co. PJSC	34,636	37,744
ADNOC Drilling Co. PJSC	28,695	45,417
Adnoc Gas PLC	59,770	53,747
Aldar Properties PJSC	43,452	88,112
Dubai Electricity & Water Authority PJSC	75,619	56,460
Dubai Islamic Bank PJSC	33,737	66,876
Emaar Development PJSC	11,727	41,096
Emaar Properties PJSC	61,944	184,206
Emirates NBD Bank PJSC	19,712	162,410
Emirates Telecommunications Group Co. PJSC	34,894	193,598
First Abu Dhabi Bank PJSC	44,355	233,395
Salik Co. PJSC	20,731	29,925
		1,428,089
United Kingdom — 0.3%
Anglogold Ashanti PLC	5,058	386,112
United States — 0.4%
BeOne Medicines, Ltd.†	8,100	198,136
Legend Biotech Corp. ADR†	740	13,727
Southern Copper Corp.	765	139,773
Yum China Holdings, Inc.	3,620	172,742
		524,378
TOTAL INVESTMENTS (cost $72,216,854)(3)	100.2%	118,774,190
Other assets less liabilities	(0.2)	(228,628)
NET ASSETS	100.0%	$118,545,562

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Emerging Markets Equity Index Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $4,320,102 representing 3.6% of net assets.

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	05/04/18, 05/30/18, 01/28/21	158,896	$380,197	$0	$0.00	0.0%
LUKOIL PJSC	05/04/18, 05/30/18	5,515	362,191	0	0.00	0.0
MMC Norilsk Nickel PJSC ADR	05/04/18, 05/30/18	8,556	148,884	0	0.00	0.0
Novatek PJSC GDR	05/04/18, 05/30/18	1,235	159,195	0	0.00	0.0
Novolipetsk Steel PJSC GDR	09/30/21	1,814	54,499	0	0.00	0.0
Ozon Holdings PLC ADR	09/30/21	701	34,889	0	0.00	0.0
Phosagro PJSC GDR	05/04/18, 05/30/18, 07/28/20	1,927	25,905	0	0.00	0.0
Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Phosagro PJSC GDR	05/04/18, 05/30/18, 07/28/20	13	$167	$0	$0.00	0.0%
Polyus PJSC GDR	09/30/21	852	68,456	0	0.00	0.0
Rosneft PJSC GDR	05/04/18, 05/30/18	16,114	98,393	0	0.00	0.0
Severstal PAO GDR	05/04/18, 05/30/18	2,862	45,107	0	0.00	0.0
Surgutneftegas PJSC ADR	05/04/18, 05/30/18	10,541	48,211	0	0.00	0.0
Tatneft PJSC ADR	05/04/18, 05/30/18	2,926	185,200	0	0.00	0.0
VK IPJSC	09/30/21	1,364	28,193	0	0.00	0.0
X5 Retail Group NV GDR	01/28/21	1,555	56,407	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
CPO—Certification de Participations Ordinario
GDR—Global Depositary Receipt
NVDR—Non-Voting Depositary Receipt
QSC—Qatar Shareholding Company
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
9	Long	MSCI Emerging Markets Index	September 2026	$723,932	$739,035	$15,103

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	32.2%
Banks	13.9
Internet	8.4
Diversified Financial Services	4.3
Oil & Gas	3.4
Electronics	3.2
Telecommunications	3.0
Mining	2.9
Auto Manufacturers	2.3
Insurance	2.1
Computers	2.0
Pharmaceuticals	1.7
Electric	1.6
Chemicals	1.4
Electrical Components & Equipment	1.1
Software	1.1
Beverages	1.1
Retail	1.0
Iron/Steel	1.0
Auto Parts & Equipment	1.0
Real Estate	0.9
Food	0.9
Engineering & Construction	0.9
Investment Companies	0.7
Aerospace/Defense	0.7
Health Care-Services	0.7
Commercial Services	0.6
Biotechnology	0.6

SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Transportation	0.5%
Machinery-Construction & Mining	0.5
Building Materials	0.4
Machinery-Diversified	0.4
Home Furnishings	0.4
Shipbuilding	0.4
Coal	0.4
Leisure Time	0.4
Miscellaneous Manufacturing	0.3
Metal Fabricate/Hardware	0.3
Agriculture	0.2
Airlines	0.2
Holding Companies-Diversified	0.2
Lodging	0.2
Gas	0.2
Apparel	0.2
Distribution/Wholesale	0.1
Household Products/Wares	0.1
Water	0.1
100.2%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Brazil	$4,892,084	$—	$—	$4,892,084
British Virgin Islands	—	—	0	0
Chile	538,108	—	—	538,108
China	315,222	20,284,135	—	20,599,357
Colombia	216,871	—	—	216,871
India	66,514	13,952,215	—	14,018,729
Ireland	508,246	—	—	508,246
Mexico	2,077,312	—	—	2,077,312
Netherlands	39,186	61,211	0	100,397
Peru	339,149	—	—	339,149
Russia	—	—	0	0
United States	153,500	370,878	—	524,378
Other Countries	—	74,959,559	—	74,959,559
Total Investments at Value	$9,146,192	$109,627,998	$0	$118,774,190
Other Financial Instruments:†
Futures Contracts	$15,103	$—	$—	$15,103

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 98.5%
Advertising — 0.3%
Omnicom Group, Inc.
3.38%, 03/01/2041	$4,340,000	$3,100,108
Outfront Media Capital LLC/Outfront Media Capital Corp.
4.25%, 01/15/2029*	475,000	461,474
4.63%, 03/15/2030*	300,000	289,739
7.38%, 02/15/2031*	25,000	25,863
		3,877,184
Aerospace/Defense — 1.1%
Boeing Co.
2.95%, 02/01/2030	1,950,000	1,823,923
3.95%, 08/01/2059	2,670,000	1,794,315
5.81%, 05/01/2050	2,570,000	2,427,616
6.53%, 05/01/2034	4,335,000	4,642,578
6.86%, 05/01/2054	1,380,000	1,478,348
TransDigm, Inc.
4.63%, 01/15/2029	375,000	367,594
6.13%, 07/31/2034*	550,000	543,822
6.25%, 01/31/2034*	100,000	100,983
6.38%, 03/01/2029*	375,000	379,512
6.38%, 05/31/2033*	150,000	149,962
6.63%, 03/01/2032*	300,000	305,019
6.75%, 08/15/2028*	100,000	100,626
6.75%, 01/31/2034*	200,000	203,255
6.88%, 12/15/2030*	1,700,000	1,742,626
		16,060,179
Agriculture — 1.0%
BAT Capital Corp.
3.56%, 08/15/2027	4,270,000	4,228,183
4.54%, 08/15/2047	5,625,000	4,451,622
Philip Morris International, Inc.
4.63%, 10/29/2035	7,000,000	6,609,148
		15,288,953
Airlines — 0.0%
United Airlines Holdings, Inc.
		172,707
Apparel — 0.2%
Beach Acquisition Bidco LLC
10.00%, 07/15/2033*(1)	1,433,102	1,538,448
Champ Acquisition Corp.
8.38%, 12/01/2031*	575,000	599,696
Kontoor Brands, Inc.
4.13%, 11/15/2029*	550,000	525,055
William Carter Co.
7.38%, 02/15/2031*	500,000	512,708
		3,175,907
Auto Manufacturers — 2.3%
Daimler Truck Finance North America LLC
2.00%, 12/14/2026*	3,030,000	3,004,468
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	750,000	700,108
5.42%, 04/09/2031	2,650,000	2,608,059
6.13%, 03/08/2034	5,230,000	5,213,335
General Motors Co.
5.20%, 04/01/2045	3,750,000	3,203,172
6.60%, 04/01/2036	7,760,000	8,177,485
Hyundai Capital America
5.10%, 06/24/2030*	3,325,000	3,316,252
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
JB Poindexter & Co., Inc.
8.75%, 12/15/2031*	$800,000	$824,287
Stellantis Finance US, Inc.
1.71%, 01/29/2027*	3,000,000	2,954,437
Volkswagen Group of America Finance LLC
1.63%, 11/24/2027*	5,000,000	4,800,546
		34,802,149
Auto Parts & Equipment — 0.5%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	100,000	101,500
7.50%, 02/15/2033*	450,000	464,413
8.25%, 04/15/2031*	275,000	285,938
Clarios Global LP/Clarios US Finance Co.
6.75%, 05/15/2028*	275,000	278,450
6.75%, 02/15/2030*	625,000	640,872
6.75%, 09/15/2032*	1,400,000	1,410,516
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031*	350,000	346,895
6.38%, 04/15/2034*	525,000	517,225
Dexko Global, Inc.
7.50%, 04/15/2032*	839,250	698,776
Dorman Products, Inc.
6.25%, 06/15/2034*	50,000	50,142
Forvia SE
6.75%, 09/15/2033*	800,000	796,044
IHO Verwaltungs GmbH
6.38%, 05/15/2029*(1)	200,000	201,288
7.38%, 05/15/2033*(1)	275,000	285,043
8.00%, 11/15/2032*(1)	1,000,000	1,050,054
		7,127,156
Banks — 20.0%
Bank of America Corp.
2.59%, 04/29/2031	2,325,000	2,133,002
2.69%, 04/22/2032	5,600,000	5,022,996
2.88%, 10/22/2030	4,000,000	3,755,986
2.97%, 02/04/2033	3,600,000	3,212,950
3.71%, 04/24/2028	2,975,000	2,956,657
3.82%, 01/20/2028	3,170,000	3,161,676
4.18%, 11/25/2027	2,760,000	2,744,683
4.38%, 04/27/2028	6,360,000	6,349,890
4.57%, 04/27/2033	3,150,000	3,049,714
5.05%, 02/06/2037	3,400,000	3,274,120
5.46%, 05/09/2036	4,900,000	4,893,384
5.51%, 01/24/2036	9,000,000	9,003,992
Bank of New York Mellon Corp.
3.99%, 06/13/2028	9,420,000	9,378,578
Citibank NA
4.85%, 06/18/2032	4,750,000	4,693,669
Citigroup, Inc.
2.56%, 05/01/2032	5,625,000	5,012,514
2.98%, 11/05/2030	1,390,000	1,305,128
3.06%, 01/25/2033	3,010,000	2,698,895
3.52%, 10/27/2028	6,250,000	6,162,022
4.13%, 07/25/2028	1,340,000	1,323,582
4.30%, 11/20/2026	3,100,000	3,098,562
4.91%, 05/24/2033	3,880,000	3,818,418
5.17%, 02/13/2030	5,385,000	5,415,822
5.17%, 09/11/2036	6,780,000	6,605,911
6.02%, 01/24/2036	5,245,000	5,309,316
Citizens Financial Group, Inc.
5.72%, 07/23/2032	2,825,000	2,871,180

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Fifth Third Bancorp
5.98%, 01/30/2030*	$1,910,000	$1,954,838
Goldman Sachs Capital I
6.35%, 02/15/2034	2,500,000	2,564,532
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	5,700,000	5,067,930
3.10%, 02/24/2033	4,225,000	3,777,216
3.81%, 04/23/2029	3,800,000	3,736,449
4.22%, 05/01/2029	3,125,000	3,092,442
4.97%, 06/03/2032	9,825,000	9,691,860
5.02%, 10/23/2035	5,000,000	4,811,214
5.15%, 05/22/2045	3,000,000	2,612,542
5.43%, 06/03/2037	4,000,000	3,907,710
5.73%, 04/25/2030	2,555,000	2,600,974
Huntington National Bank
4.55%, 05/17/2028	3,825,000	3,820,741
JPMorgan Chase & Co.
2.58%, 04/22/2032	5,700,000	5,091,544
2.95%, 02/24/2028	2,310,000	2,289,809
2.96%, 01/25/2033	3,500,000	3,128,817
4.32%, 04/26/2028	6,500,000	6,486,574
4.57%, 06/14/2030	8,570,000	8,483,693
4.81%, 10/22/2036	2,750,000	2,611,057
5.14%, 01/24/2031	1,845,000	1,851,736
5.15%, 04/23/2037	3,415,000	3,311,400
5.50%, 01/24/2036	5,000,000	5,007,138
5.58%, 04/22/2030	3,330,000	3,385,511
5.77%, 04/22/2035	4,630,000	4,730,262
8.00%, 04/29/2027	460,000	471,926
KeyCorp
5.31%, 01/28/2037	4,010,000	3,881,050
Manufacturers & Traders Trust Co.
4.55%, 04/18/2030	4,030,000	3,986,031
Morgan Stanley
1.93%, 04/28/2032	5,000,000	4,308,632
3.77%, 01/24/2029	2,000,000	1,972,565
3.95%, 04/23/2027	8,250,000	8,217,632
4.46%, 04/22/2039	3,125,000	2,790,024
4.89%, 10/22/2036	895,000	848,480
5.16%, 04/20/2029	6,500,000	6,533,070
5.30%, 04/10/2037	4,000,000	3,881,880
5.47%, 01/18/2035	4,985,000	4,969,423
5.66%, 04/18/2030	2,595,000	2,638,630
5.66%, 04/17/2036	3,190,000	3,200,799
5.83%, 04/19/2035	3,010,000	3,065,872
Pinnacle Financial Partners, Inc.
5.60%, 05/19/2032	1,590,000	1,576,350
PNC Financial Services Group, Inc.
4.63%, 06/06/2033	4,700,000	4,505,258
State Street Corp.
4.42%, 05/13/2033	3,150,000	3,048,308
Truist Bank
3.80%, 10/30/2026	3,000,000	2,998,093
Truist Financial Corp.
4.12%, 06/06/2028	3,850,000	3,832,007
US Bancorp
5.10%, 07/23/2030	2,185,000	2,200,537
Wells Fargo & Co.
3.35%, 03/02/2033	5,750,000	5,230,032
3.53%, 03/24/2028	5,600,000	5,562,310
4.30%, 07/22/2027	4,800,000	4,791,462
4.84%, 05/20/2032	4,500,000	4,438,732
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.90%, 11/17/2045	$2,330,000	$1,955,820
4.96%, 01/23/2037	2,100,000	2,003,637
5.15%, 04/23/2031	3,600,000	3,614,921
5.24%, 01/24/2031	3,845,000	3,870,466
		301,662,583
Beverages — 3.3%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.90%, 02/01/2046	8,205,000	7,174,933
Anheuser-Busch InBev Worldwide, Inc.
4.60%, 04/15/2048	2,920,000	2,453,232
5.55%, 01/23/2049	4,100,000	3,866,434
Coca-Cola Co.
1.00%, 03/15/2028	10,700,000	10,147,710
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	2,250,000	2,220,655
Coca-Cola Femsa SAB de CV
2.75%, 01/22/2030	4,805,000	4,460,684
Constellation Brands, Inc.
3.75%, 05/01/2050	385,000	270,168
4.35%, 05/09/2027	3,150,000	3,147,662
4.65%, 11/15/2028	6,835,000	6,818,675
5.25%, 11/15/2048	3,875,000	3,432,688
Keurig Dr Pepper, Inc.
4.99%, 05/25/2038	1,340,000	1,216,776
PepsiCo., Inc.
1.95%, 10/21/2031	5,000,000	4,354,601
		49,564,218
Biotechnology — 1.1%
Amgen, Inc.
2.20%, 02/21/2027	5,060,000	5,001,461
5.25%, 03/02/2033	3,680,000	3,688,180
5.65%, 03/02/2053	3,630,000	3,374,152
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*	325,000	327,975
7.25%, 12/15/2033*	225,000	231,998
Regeneron Pharmaceuticals, Inc.
1.75%, 09/15/2030	1,185,000	1,041,795
2.80%, 09/15/2050	3,920,000	2,268,511
		15,934,072
Building Materials — 1.1%
Carrier Global Corp.
2.70%, 02/15/2031	3,110,000	2,830,846
2.72%, 02/15/2030	1,265,000	1,175,627
CP Atlas Buyer, Inc.
9.75%, 07/15/2030*	525,000	472,814
12.75%, 01/15/2031*(1)	422,475	288,339
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	750,000	762,298
6.75%, 07/15/2031*	275,000	282,049
Lennox International, Inc.
1.70%, 08/01/2027	3,370,000	3,275,660
Masterbrand, Inc.
7.00%, 07/15/2032*	775,000	775,438
Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC
6.75%, 04/01/2032*	350,000	344,609
MIWD Holdco II LLC/MIWD Finance Corp.
5.50%, 02/01/2030*	725,000	670,947
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	600,000	607,322

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
6.75%, 03/01/2033*	$550,000	$557,272
Standard Building Solutions, Inc.
6.25%, 08/01/2033*	500,000	494,536
6.50%, 08/15/2032*	775,000	776,483
Standard Industries, Inc.
4.75%, 01/15/2028*	500,000	496,953
Worthington Enterprises, Inc.
4.30%, 08/01/2032	3,805,000	3,379,595
		17,190,788
Chemicals — 0.6%
Axalta Coating Systems Dutch Holding B BV
7.25%, 02/15/2031*	250,000	258,563
Axalta Coating Systems LLC
3.38%, 02/15/2029*	475,000	451,902
Bond US Bidco. 1, Inc./Bidco. 2/Bidco. 3/German Bidco. 1 GmbH/German Bidco. 2
7.13%, 06/15/2033*	525,000	528,245
Celanese US Holdings LLC
6.50%, 04/15/2030	600,000	607,374
6.75%, 04/15/2033	500,000	509,684
7.00%, 02/15/2031	275,000	281,956
Element Solutions, Inc.
3.88%, 09/01/2028*	675,000	663,802
H.B. Fuller Co.
4.25%, 10/15/2028	575,000	562,128
Illuminate Buyer LLC/Illuminate Holdings IV, Inc.
9.00%, 07/01/2028*	136,000	135,407
Olympus Water US Holding Corp.
4.25%, 10/01/2028*	200,000	193,052
6.25%, 10/01/2029*	300,000	296,215
6.75%, 08/01/2032*	675,000	656,946
7.25%, 06/15/2031*	525,000	530,529
7.25%, 02/15/2033*	525,000	514,274
Qnity Electronics, Inc.
6.25%, 08/15/2033*	125,000	125,582
SCIH Salt Holdings, Inc.
6.63%, 08/15/2031*	450,000	449,919
8.00%, 08/15/2032*	400,000	396,977
SNF Group SACA
3.38%, 03/15/2030*	425,000	393,427
Solstice Advanced Materials, Inc.
5.63%, 09/30/2033*	225,000	220,013
WR Grace Holdings LLC
5.63%, 08/15/2029*	250,000	229,528
6.63%, 08/15/2032*	425,000	404,607
7.00%, 08/01/2033*	325,000	311,299
7.38%, 03/01/2031*	125,000	123,941
		8,845,370
Commercial Services — 2.7%
Allied Universal Holdco LLC
7.88%, 02/15/2031*	650,000	674,864
Allied Universal Holdco LLC/Allied Universal Finance Corp.
6.00%, 06/01/2029*	800,000	792,959
6.88%, 06/15/2030*	125,000	127,726
Ashtead Capital, Inc.
2.45%, 08/12/2031*	3,750,000	3,273,963
Belron UK Finance PLC
5.75%, 10/15/2029*	775,000	774,755
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Brink's Co.
6.50%, 06/15/2029*	$175,000	$178,163
6.75%, 06/15/2032*	600,000	611,005
Cintas Corp. No. 2
3.70%, 04/01/2027	3,140,000	3,126,065
4.00%, 05/01/2032	3,375,000	3,225,112
Clarivate Science Holdings Corp.
4.88%, 07/01/2029*	1,375,000	1,266,121
ERAC USA Finance LLC
4.50%, 02/15/2045*	750,000	623,520
5.63%, 03/15/2042*	6,840,000	6,622,278
Garda World Security Corp.
6.00%, 06/01/2029*	450,000	443,478
6.50%, 01/15/2031*	150,000	151,651
7.75%, 02/15/2028*	225,000	228,104
8.25%, 08/01/2032*	200,000	202,816
8.38%, 11/15/2032*	1,200,000	1,219,190
Global Payments, Inc.
4.45%, 06/01/2028	870,000	861,534
5.55%, 11/15/2035	5,580,000	5,314,243
Herc Holdings, Inc.
6.00%, 03/15/2034*	250,000	245,108
7.00%, 06/15/2030*	225,000	232,036
7.25%, 06/15/2033*	150,000	154,779
Raven Acquisition Holdings LLC
6.88%, 11/15/2031*	200,000	194,579
S&P Global, Inc.
4.25%, 05/01/2029	5,415,000	5,346,958
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	650,000	650,920
United Rentals North America, Inc.
5.38%, 11/15/2033*	125,000	121,713
6.00%, 12/15/2029*	225,000	227,394
6.13%, 03/15/2034*	450,000	455,248
Verisk Analytics, Inc.
4.13%, 03/15/2029	160,000	157,332
5.50%, 06/15/2045	3,560,000	3,267,869
		40,771,483
Computers — 1.7%
Ahead DB Holdings LLC
6.63%, 05/01/2028*	225,000	225,043
Amentum Holdings, Inc.
7.25%, 08/01/2032*	750,000	770,545
CACI International, Inc.
6.38%, 06/15/2033*	325,000	327,515
Dell International LLC/EMC Corp.
8.35%, 07/15/2046	2,000,000	2,420,210
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	1,150,000	1,170,104
Hewlett Packard Enterprise Co.
5.00%, 10/15/2034	7,000,000	6,706,973
Insight Enterprises, Inc.
6.63%, 05/15/2032*	800,000	804,474
Leidos Holdings, Inc.
5.95%, 12/01/2040	850,000	814,965
Leidos, Inc.
2.30%, 02/15/2031	5,595,000	4,942,778
5.00%, 03/15/2036	4,442,000	4,195,359
McAfee Corp.
7.38%, 02/15/2030*	1,900,000	1,610,963

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Computers (continued)
NCR Voyix Corp.
5.00%, 10/01/2028*	$500,000	$484,341
5.13%, 04/15/2029*	500,000	484,810
Science Applications International Corp.
4.88%, 04/01/2028*	525,000	517,421
5.88%, 11/01/2033*	50,000	48,940
Seagate Data Storage Technology Pte, Ltd.
5.88%, 07/15/2030	100,000	101,593
9.63%, 12/01/2032	331,000	362,859
		25,988,893
Cosmetics/Personal Care — 0.1%
Edgewell Personal Care Co.
5.50%, 06/01/2028*	475,000	473,649
Opal Bidco SAS
6.50%, 03/31/2032*	250,000	251,437
Prestige Brands, Inc.
6.25%, 07/15/2034*	575,000	576,624
		1,301,710
Distribution/Wholesale — 0.2%
ADI Global Distribution Funding LLC
7.13%, 07/15/2034*	50,000	50,972
American Builders & Contractors Supply Co., Inc.
3.88%, 11/15/2029*	625,000	593,068
4.00%, 01/15/2028*	50,000	49,237
Core & Main LP
6.00%, 07/01/2034*	525,000	522,067
Gates Corp.
6.88%, 07/01/2029*	1,100,000	1,122,137
		2,337,481
Diversified Financial Services — 2.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.40%, 10/29/2033	2,500,000	2,183,772
4.63%, 10/15/2027	3,150,000	3,148,913
5.30%, 01/19/2034	4,900,000	4,824,293
American Express Co.
4.05%, 05/03/2029	4,725,000	4,664,049
Cboe Global Markets, Inc.
3.65%, 01/12/2027	3,000,000	2,991,138
CrossCountry Intermediate HoldCo. LLC
6.50%, 10/01/2030*	1,075,000	1,039,596
6.75%, 12/01/2032*	625,000	596,394
FMR LLC
7.57%, 06/15/2029*	2,200,000	2,352,069
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	3,150,000	2,728,881
4.85%, 01/15/2027	3,475,000	3,479,024
6.50%, 01/20/2043	1,170,000	1,147,214
Rocket Cos., Inc.
6.38%, 08/01/2033*	650,000	653,862
6.50%, 06/15/2034*	275,000	277,174
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.88%, 03/01/2031*	550,000	509,529
Sumisho Air Lease Corp.
3.63%, 12/01/2027	2,650,000	2,611,729
United Wholesale Mtg. LLC
5.75%, 06/15/2027*	300,000	297,556
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
WS Escrow LLC
7.75%, 06/01/2033*	$625,000	$646,661
		34,151,854
Electric — 5.7%
AEP Texas, Inc.
4.70%, 05/15/2032	3,275,000	3,202,374
Ameren Corp.
1.95%, 03/15/2027	1,090,000	1,074,474
American Electric Power Co., Inc.
3.20%, 11/13/2027	3,125,000	3,068,833
Black Hills Corp.
2.50%, 06/15/2030	1,210,000	1,101,528
Cleveland Electric Illuminating Co.
5.95%, 12/15/2036	1,145,000	1,164,925
Consolidated Edison Co. of New York, Inc.
4.63%, 12/01/2054	1,367,000	1,075,889
Constellation Energy Generation LLC
5.00%, 02/01/2031	475,000	472,193
5.75%, 10/01/2041	500,000	491,257
Dominion Energy, Inc.
3.38%, 04/01/2030	6,350,000	6,017,355
Duke Energy Corp.
5.70%, 09/15/2055	10,870,000	9,882,749
Emera US Finance LLC
5.20%, 04/01/2033	705,000	691,135
Emera US Finance LP
4.75%, 06/15/2046	3,345,000	2,739,384
Enel Finance International NV
2.50%, 07/12/2031*	5,000,000	4,419,798
4.88%, 06/14/2029*	980,000	979,262
Exelon Corp.
4.10%, 03/15/2052	7,980,000	5,786,416
Fortis, Inc.
3.06%, 10/04/2026	3,220,000	3,211,773
National Rural Utilities Cooperative Finance Corp.
3.40%, 02/07/2028	10,635,000	10,455,868
NextEra Energy Capital Holdings, Inc.
3.55%, 05/01/2027	7,575,000	7,525,532
4.63%, 07/15/2027	2,010,000	2,012,863
NRG Energy, Inc.
5.75%, 01/15/2028	525,000	525,233
5.75%, 01/15/2034*	350,000	340,866
6.00%, 01/15/2036*	475,000	464,728
6.13%, 05/15/2036*	700,000	690,974
Puget Energy, Inc.
2.38%, 06/15/2028	925,000	885,294
Sempra
3.70%, 04/01/2029	6,100,000	5,934,165
6.00%, 10/15/2039	1,170,000	1,176,516
Southern Power Co.
4.25%, 10/01/2030	1,350,000	1,315,176
TransAlta Corp.
5.88%, 02/01/2034	550,000	536,163
Virginia Electric & Power Co.
3.75%, 05/15/2027	3,275,000	3,258,166
Vistra Operations Co. LLC
6.88%, 04/15/2032*	150,000	154,933
7.75%, 10/15/2031*	200,000	208,503
VoltaGrid LLC
7.38%, 11/01/2030*	725,000	728,604
Xcel Energy, Inc.
4.60%, 06/01/2032	3,160,000	3,063,559

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
XPLR Infrastructure Operating Partners LP
4.50%, 09/15/2027*	$325,000	$321,262
7.25%, 01/15/2029*	475,000	489,862
7.75%, 04/15/2034*	50,000	52,362
8.38%, 01/15/2031*	125,000	132,853
8.63%, 03/15/2033*	375,000	400,644
		86,053,471
Electrical Components & Equipment — 0.2%
Energizer Holdings, Inc.
4.38%, 03/31/2029*	600,000	577,852
4.75%, 06/15/2028*	450,000	445,372
6.00%, 09/15/2033*	725,000	687,006
WESCO Distribution, Inc.
5.50%, 04/15/2034*	250,000	242,865
6.38%, 03/15/2029*	125,000	126,763
6.38%, 03/15/2033*	200,000	203,355
6.63%, 03/15/2032*	175,000	178,540
		2,461,753
Electronics — 1.0%
Allegion PLC
3.50%, 10/01/2029	3,900,000	3,736,415
Allegion US Holding Co., Inc.
3.55%, 10/01/2027	6,070,000	5,998,214
Coherent Corp.
5.00%, 12/15/2029*	800,000	782,790
Hubbell, Inc.
2.30%, 03/15/2031	2,100,000	1,871,737
Keysight Technologies, Inc.
3.00%, 10/30/2029	1,425,000	1,345,829
Sensata Technologies BV
5.88%, 09/01/2030*	275,000	275,226
Sensata Technologies, Inc.
6.63%, 07/15/2032*	400,000	409,499
TTM Technologies, Inc.
4.00%, 03/01/2029*	650,000	624,533
		15,044,243
Energy-Alternate Sources — 0.0%
TerraForm Power Operating LLC
4.75%, 01/15/2030*	175,000	167,376
5.00%, 01/31/2028*	500,000	494,691
		662,067
Entertainment — 0.5%
Caesars Entertainment, Inc.
4.63%, 10/15/2029*	650,000	617,654
6.00%, 10/15/2032*	250,000	219,266
6.50%, 02/15/2032*	250,000	238,892
7.00%, 02/15/2030*	400,000	401,323
Churchill Downs, Inc.
5.50%, 04/01/2027*	100,000	100,054
5.75%, 04/01/2030*	500,000	498,521
6.75%, 05/01/2031*	675,000	683,028
Light & Wonder International, Inc.
6.25%, 10/01/2033*	250,000	245,625
7.25%, 11/15/2029*	550,000	559,002
7.50%, 09/01/2031*	400,000	412,024
Midwest Gaming Borrower LLC/Midwest Gaming Finance Corp.
4.88%, 05/01/2029*	1,250,000	1,213,920
Security Description	Shares or Principal Amount	Value

Entertainment (continued)
Rivers Enterprise Borrower LLC
6.25%, 10/15/2030*	$525,000	$527,327
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	700,000	681,932
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
6.25%, 03/15/2033*	275,000	272,592
7.13%, 02/15/2031*	375,000	392,945
		7,064,105
Environmental Control — 0.1%
Clean Harbors, Inc.
5.75%, 10/15/2033*	250,000	248,545
Madison IAQ LLC
5.88%, 06/30/2029*	1,475,000	1,475,037
		1,723,582
Food — 1.7%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
3.50%, 03/15/2029*	475,000	447,042
5.50%, 03/31/2031*	125,000	120,109
5.63%, 03/31/2032*	525,000	499,381
5.75%, 03/31/2034*	475,000	441,627
6.25%, 03/15/2033*	75,000	72,643
6.50%, 02/15/2028*	150,000	150,935
Froneri Lux FinCo. SARL
6.00%, 08/01/2032*	1,175,000	1,148,469
Grupo Bimbo SAB de CV
4.88%, 06/27/2044*	2,736,000	2,386,333
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	850,000	863,009
Kraft Heinz Foods Co.
4.38%, 06/01/2046	10,385,000	7,992,503
Kroger Co.
4.45%, 02/01/2047	1,325,000	1,049,679
5.00%, 09/15/2034	3,135,000	3,038,410
6.90%, 04/15/2038	940,000	1,032,297
Performance Food Group, Inc.
4.25%, 08/01/2029*	375,000	362,543
5.63%, 03/01/2034*	450,000	436,499
6.13%, 09/15/2032*	200,000	200,565
Sysco Corp.
4.45%, 03/15/2048	5,175,000	4,012,553
US Foods, Inc.
4.75%, 02/15/2029*	700,000	689,739
5.75%, 04/15/2033*	75,000	74,206
6.88%, 09/15/2028*	225,000	229,514
		25,248,056
Gas — 0.6%
National Fuel Gas Co.
2.95%, 03/01/2031	2,580,000	2,338,068
5.95%, 03/15/2035	4,035,000	4,102,554
NiSource, Inc.
4.38%, 05/15/2047	935,000	737,496
Southern Co. Gas Capital Corp.
3.95%, 10/01/2046	2,370,000	1,770,921
		8,949,039
Health Care-Products — 2.4%
180 Medical, Inc.
5.30%, 10/08/2035*	4,105,000	3,927,727

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Products (continued)
Abbott Laboratories
1.40%, 06/30/2030	$3,075,000	$2,714,612
Agilent Technologies, Inc.
3.05%, 09/22/2026	3,330,000	3,323,999
Alcon Finance Corp.
2.60%, 05/27/2030*	2,585,000	2,377,444
3.00%, 09/23/2029*	2,245,000	2,124,337
Augusta SpinCo. Corp.
5.25%, 03/23/2036	4,020,000	3,946,585
Avantor Funding, Inc.
4.63%, 07/15/2028*	375,000	369,849
Danaher Corp.
2.60%, 10/01/2050	6,855,000	3,890,155
2.80%, 12/10/2051	3,475,000	2,051,161
DH Europe Finance II SARL
2.60%, 11/15/2029	1,665,000	1,556,237
3.40%, 11/15/2049	4,180,000	2,809,347
Insulet Corp.
6.50%, 04/01/2033*	750,000	759,847
Medline Borrower LP
5.25%, 10/01/2029*	950,000	941,116
Revvity, Inc.
1.90%, 09/15/2028	2,675,000	2,519,826
3.30%, 09/15/2029	2,525,000	2,404,002
Teleflex, Inc.
5.88%, 01/15/2032*	175,000	173,487
		35,889,731
Health Care-Services — 1.7%
AHP Health Partners, Inc.
5.75%, 07/15/2029*	750,000	739,984
CHS/Community Health Systems, Inc.
6.13%, 04/01/2030*	150,000	126,025
9.75%, 01/15/2034*	400,000	405,225
Concentra Health Services, Inc.
6.88%, 07/15/2032*	450,000	462,734
Elevance Health, Inc.
4.55%, 05/15/2052	3,155,000	2,471,167
5.85%, 01/15/2036	760,000	771,297
Encompass Health Corp.
5.88%, 06/01/2034*	375,000	371,271
HCA, Inc.
5.45%, 09/15/2034	8,135,000	8,079,955
HealthEquity, Inc.
4.50%, 10/01/2029*	800,000	775,413
IQVIA, Inc.
6.25%, 06/01/2032*	275,000	278,537
6.50%, 05/15/2030*	550,000	560,403
Select Medical Corp.
6.25%, 12/01/2032*	625,000	600,320
Tenet Healthcare Corp.
4.25%, 06/01/2029	50,000	48,483
5.13%, 11/01/2027	325,000	324,813
5.50%, 11/15/2032*	375,000	369,220
6.00%, 11/15/2033*	100,000	100,320
6.13%, 10/01/2028	367,000	367,234
6.75%, 05/15/2031	300,000	305,948
UnitedHealth Group, Inc.
2.30%, 05/15/2031	5,000,000	4,441,320
3.88%, 08/15/2059	3,000,000	2,029,109
4.75%, 05/15/2052	3,100,000	2,547,685
		26,176,463
Security Description	Shares or Principal Amount	Value

Holding Companies-Diversified — 0.0%
Stena International SA
		534,359
Home Builders — 0.0%
Installed Building Products, Inc.
		96,530
Home Furnishings — 0.0%
Whirlpool Corp.
6.50%, 06/15/2033	$450,000	$381,306
7.88%, 07/01/2034*	225,000	212,715
		594,021
Household Products/Wares — 0.3%
Clorox Co.
		3,844,075
Insurance — 2.5%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	250,000	229,699
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
5.88%, 11/01/2029*	250,000	246,121
7.00%, 01/15/2031*	625,000	634,219
7.38%, 10/01/2032*	1,000,000	1,005,610
AmWINS Group, Inc.
4.88%, 06/30/2029*	1,450,000	1,395,717
6.38%, 02/15/2029*	350,000	351,415
Amynta Agency Borrower, Inc. and Amynta Warranty Borrower, Inc.
7.50%, 07/15/2033*	1,325,000	1,294,989
Ardonagh Finco, Ltd.
7.75%, 02/15/2031*	450,000	456,900
Ardonagh Group Finance, Ltd.
8.88%, 02/15/2032*	2,500,000	2,487,430
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	525,000	531,104
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	400,000	403,392
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	1,975,000	1,931,056
CRC Insurance Group LLC
7.13%, 06/01/2031*	1,425,000	1,422,316
Hartford Insurance Group, Inc.
6.63%, 04/15/2042	2,255,000	2,381,914
HUB International, Ltd.
5.63%, 12/01/2029*	1,350,000	1,344,696
7.25%, 06/15/2030*	525,000	540,576
7.38%, 01/31/2032*	1,500,000	1,534,125
Jones Deslauriers Insurance Management, Inc.
6.88%, 10/01/2033*	1,075,000	1,012,449
8.50%, 03/15/2030*	600,000	619,453
Lincoln National Corp.
7.00%, 06/15/2040	1,425,000	1,522,223
Massachusetts Mutual Life Insurance Co.
8.88%, 06/01/2039*	1,008,000	1,269,376
MBIA, Inc.
6.63%, 10/01/2028	250,000	249,183
MetLife, Inc.
10.75%, 08/01/2069	900,000	1,134,521
Nationwide Mutual Insurance Co.
9.38%, 08/15/2039*	2,870,000	3,621,890

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
New York Life Insurance Co.
6.75%, 11/15/2039*	$420,000	$453,725
Pacific LifeCorp
6.60%, 09/15/2033*	2,700,000	2,877,340
Penn Mutual Life Insurance Co.
7.63%, 06/15/2040*	875,000	988,282
Prudential Financial, Inc.
6.20%, 11/15/2040	850,000	865,057
6.63%, 12/01/2037	2,130,000	2,296,771
Ryan Specialty LLC
4.38%, 02/01/2030*	175,000	168,970
5.88%, 08/01/2032*	925,000	912,276
USF&G Capital III
8.31%, 07/01/2046*	250,000	258,142
USI, Inc.
7.50%, 01/15/2032*	1,600,000	1,632,946
		38,073,883
Internet — 3.9%
Airbnb, Inc.
5.25%, 03/16/2036	4,025,000	3,921,935
Alphabet, Inc.
2.25%, 08/15/2060	6,000,000	2,759,022
5.25%, 05/15/2055	3,500,000	3,034,366
Amazon.com, Inc.
2.70%, 06/03/2060	8,580,000	4,311,836
3.60%, 04/13/2032	6,450,000	6,005,235
AppLovin Corp.
5.50%, 12/01/2034	2,725,000	2,683,907
5.95%, 12/01/2054	2,800,000	2,539,133
Cars.com, Inc.
6.38%, 11/01/2028*	400,000	397,549
Expedia Group, Inc.
3.25%, 02/15/2030	5,930,000	5,592,108
5.50%, 04/15/2036	4,710,000	4,568,663
Gen Digital, Inc.
6.25%, 04/01/2033*	775,000	762,910
Go Daddy Operating Co. LLC/GD Finance Co., Inc.
5.25%, 12/01/2027*	225,000	224,624
Match Group Holdings II LLC
4.63%, 06/01/2028*	700,000	688,860
5.00%, 12/15/2027*	175,000	174,485
6.13%, 09/15/2033*	425,000	413,798
Meta Platforms, Inc.
4.88%, 11/15/2035	2,200,000	2,063,758
5.25%, 05/15/2036	4,560,000	4,371,983
5.40%, 08/15/2054	10,000,000	8,140,321
Netflix, Inc.
4.88%, 04/15/2028	4,400,000	4,422,660
VeriSign, Inc.
2.70%, 06/15/2031	1,220,000	1,090,348
Wayfair LLC
7.13%, 05/31/2034*	425,000	436,599
ZipRecruiter, Inc.
5.00%, 01/15/2030*	100,000	77,401
		58,681,501
Iron/Steel — 0.1%
Carpenter Technology Corp.
5.63%, 03/01/2034*	150,000	147,881
Cleveland-Cliffs, Inc.
4.88%, 03/01/2031*	200,000	184,406
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
6.75%, 04/15/2030*	$500,000	$502,931
7.00%, 03/15/2032*	150,000	150,314
7.50%, 09/15/2031*	75,000	76,544
7.63%, 01/15/2034*	325,000	328,864
		1,390,940
Leisure Time — 0.2%
Acushnet Co.
5.63%, 12/01/2033*	175,000	171,586
Carnival Corp.
5.13%, 05/01/2029*	200,000	198,451
5.75%, 03/15/2030*	75,000	75,138
5.75%, 08/01/2032*	200,000	198,157
5.88%, 06/15/2031*	250,000	250,199
6.13%, 02/15/2033*	75,000	75,004
7.00%, 08/15/2029*	50,000	51,755
NCL Corp., Ltd.
5.88%, 01/15/2031*	75,000	71,679
6.25%, 03/01/2030*	275,000	272,985
6.25%, 09/15/2033*	300,000	285,165
6.75%, 02/01/2032*	375,000	367,561
7.75%, 02/15/2029*	50,000	51,912
Patrick Industries, Inc.
6.38%, 11/01/2032*	1,050,000	1,035,420
Royal Caribbean Cruises, Ltd.
5.38%, 07/15/2027*	225,000	225,403
6.00%, 02/01/2033*	100,000	100,811
6.25%, 03/15/2032*	325,000	330,456
		3,761,682
Lodging — 0.3%
Boyd Gaming Corp.
4.75%, 12/01/2027	300,000	298,402
4.75%, 06/15/2031*	375,000	358,082
Hilton Domestic Operating Co., Inc.
3.63%, 02/15/2032*	275,000	248,834
5.50%, 03/31/2034*	175,000	171,429
5.75%, 09/15/2033*	300,000	297,269
5.88%, 03/15/2033*	125,000	124,964
MGM Resorts International
6.13%, 09/15/2029	325,000	327,001
6.50%, 04/15/2032	725,000	717,847
Station Casinos LLC
4.50%, 02/15/2028*	750,000	737,480
6.63%, 03/15/2032*	550,000	555,759
Wyndham Hotels & Resorts, Inc.
4.38%, 08/15/2028*	575,000	562,979
5.63%, 03/01/2033*	325,000	316,299
		4,716,345
Machinery-Construction & Mining — 0.1%
Solaris Energy Infrastructure LLC
6.38%, 05/15/2031*	650,000	638,509
Vertiv Holdings Co.
4.85%, 03/15/2036	1,105,000	1,040,594
		1,679,103
Machinery-Diversified — 0.7%
CNH Industrial Capital LLC
4.38%, 03/07/2031	6,000,000	5,813,072
John Deere Capital Corp.
3.90%, 06/07/2032	4,700,000	4,475,369

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
LSF12 Helix Parent LLC
7.13%, 02/01/2033*	$675,000	$660,851
		10,949,292
Media — 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 02/01/2031*	925,000	818,745
4.25%, 01/15/2034*	350,000	285,771
4.50%, 06/01/2033*	625,000	531,743
4.75%, 03/01/2030*	825,000	770,819
5.00%, 02/01/2028*	600,000	592,344
5.38%, 06/01/2029*	1,125,000	1,092,560
7.00%, 02/01/2033*	675,000	646,873
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	3,000,000	2,626,200
3.90%, 06/01/2052	3,400,000	2,042,333
6.48%, 10/23/2045	2,365,000	2,050,668
Comcast Corp.
2.65%, 02/01/2030	8,020,000	7,396,969
3.30%, 02/01/2027	4,690,000	4,665,027
4.00%, 11/01/2049	3,554,000	2,371,917
CSC Holdings LLC
3.38%, 02/15/2031*	500,000	276,578
6.50%, 02/01/2029*	275,000	155,699
Discovery Global Holdings, Inc.
4.28%, 03/15/2032	100,000	88,857
5.05%, 03/15/2042	950,000	660,250
Gray Media, Inc.
5.38%, 11/15/2031*	175,000	130,079
Grupo Televisa SAB
5.00%, 05/13/2045	835,000	570,386
NBCUniversal Media LLC
5.95%, 04/01/2041	2,000,000	2,057,544
Paramount Global
4.38%, 03/15/2043	125,000	76,425
4.90%, 08/15/2044	575,000	357,805
4.95%, 05/19/2050	300,000	181,809
6.88%, 04/30/2036	425,000	388,465
Sinclair Television Group, Inc.
5.50%, 03/01/2030*	275,000	237,875
Sirius XM Radio LLC
3.88%, 09/01/2031*	350,000	315,855
5.88%, 04/15/2032*	250,000	245,319
Sirius XM Radio, Inc.
4.13%, 07/01/2030*	500,000	467,345
5.00%, 08/01/2027*	271,000	270,607
5.50%, 07/01/2029*	350,000	348,404
Space Exploration Technologies Corp.
5.88%, 07/15/2036*	3,935,000	3,675,619
Sunrise FinCo I BV
4.88%, 07/15/2031*	1,250,000	1,171,927
Telenet Finance Luxembourg Notes SARL
5.50%, 03/01/2028*	750,000	739,884
Time Warner Cable LLC
4.50%, 09/15/2042	1,000,000	726,512
5.50%, 09/01/2041	3,910,000	3,223,188
6.75%, 06/15/2039	690,000	650,229
Univision Communications, Inc.
7.38%, 06/30/2030*	350,000	348,481
8.88%, 04/15/2033*	1,025,000	992,430
9.38%, 08/01/2032*	100,000	99,883
Security Description	Shares or Principal Amount	Value

Media (continued)
Virgin Media Finance PLC
5.00%, 07/15/2030*	$300,000	$184,599
Virgin Media Secured Finance PLC
4.50%, 08/15/2030*	475,000	390,387
5.50%, 05/15/2029*	475,000	426,437
Ziggo Bond Co. BV
5.13%, 02/28/2030*	300,000	243,749
Ziggo BV
4.88%, 01/15/2030*	575,000	517,811
		46,112,407
Metal Fabricate/Hardware — 0.2%
Valmont Industries, Inc.
5.00%, 10/01/2044	500,000	433,260
5.25%, 10/01/2054	3,815,000	3,338,955
		3,772,215
Mining — 0.8%
Coeur Mining, Inc.
5.13%, 02/15/2029*	575,000	567,738
Glencore Funding LLC
2.63%, 09/23/2031*	4,000,000	3,537,293
2.85%, 04/27/2031*	2,790,000	2,525,118
Southern Copper Corp.
5.35%, 06/24/2036	5,950,000	5,773,999
		12,404,148
Miscellaneous Manufacturing — 0.4%
Eaton Corp.
4.80%, 03/06/2036	4,165,000	3,991,948
Maxam Prill SARL
7.75%, 07/15/2030*	850,000	872,328
Textron, Inc.
3.90%, 09/17/2029	1,215,000	1,179,695
		6,043,971
Office/Business Equipment — 0.1%
CDW LLC/CDW Finance Corp.
2.67%, 12/01/2026	1,510,000	1,500,735
Zebra Technologies Corp.
6.50%, 06/01/2032*	650,000	657,327
		2,158,062
Oil & Gas — 3.1%
Aethon United BR LP/Aethon United Finance Corp.
7.50%, 10/01/2029*	350,000	363,126
APA Corp.
6.10%, 02/15/2035	595,000	604,053
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
5.88%, 06/30/2029*	600,000	597,887
6.63%, 10/15/2032*	150,000	150,797
6.63%, 07/15/2033*	100,000	100,439
Beusa Investments LLC
7.00%, 08/01/2031*	650,000	635,291
BP Capital Markets America, Inc.
1.75%, 08/10/2030	5,965,000	5,304,126
2.94%, 06/04/2051	5,325,000	3,210,780
California Resources Corp.
7.25%, 01/15/2035*	800,000	790,463
Cenovus Energy, Inc.
3.75%, 02/15/2052	3,780,000	2,601,527
4.40%, 04/15/2029	2,460,000	2,413,592

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Chord Energy Corp.
6.00%, 10/01/2030*	$250,000	$250,838
CNPC HK Overseas Capital, Ltd.
5.95%, 04/28/2041*	1,550,000	1,658,876
CNX Resources Corp.
5.88%, 03/01/2034*	225,000	217,990
7.25%, 03/01/2032*	250,000	257,098
Comstock Resources, Inc.
6.75%, 03/01/2029*	75,000	73,863
6.75%, 03/01/2029*	500,000	491,199
DBR Land Holdings LLC
6.25%, 12/01/2030*	200,000	201,718
Devon Energy Corp.
5.60%, 03/15/2034*	4,630,000	4,684,628
Diamondback Energy, Inc.
5.55%, 04/01/2035	2,160,000	2,170,374
5.75%, 04/18/2054	2,120,000	1,972,603
EQT Corp.
7.50%, 06/01/2030	150,000	160,782
Hess Corp.
5.60%, 02/15/2041	4,221,000	4,153,809
Marathon Petroleum Corp.
4.50%, 04/01/2048	1,725,000	1,348,558
6.50%, 03/01/2041	730,000	763,116
Matador Resources Co.
6.00%, 04/15/2034*	200,000	193,437
6.25%, 04/15/2033*	250,000	245,996
6.50%, 04/15/2032*	350,000	349,345
Nabors Industries, Inc.
7.63%, 11/15/2032*	325,000	331,490
9.13%, 01/31/2030*	300,000	313,645
Permian Resources Operating LLC
6.25%, 02/01/2033*	225,000	229,037
SM Energy Co.
6.63%, 04/15/2034*	650,000	645,987
6.75%, 08/01/2029*	150,000	152,176
8.38%, 07/01/2028*	450,000	459,556
8.63%, 11/01/2030*	50,000	52,487
8.75%, 07/01/2031*	50,000	52,278
9.63%, 06/15/2033*	300,000	330,008
TGNR Intermediate Holdings LLC
5.50%, 10/15/2029*	950,000	929,475
Valero Energy Corp.
3.65%, 12/01/2051	2,925,000	1,965,517
4.00%, 04/01/2029	1,535,000	1,505,284
4.90%, 03/15/2045	1,000,000	865,373
5.15%, 03/10/2036	1,375,000	1,328,581
7.50%, 04/15/2032	1,540,000	1,719,702
		46,846,907
Oil & Gas Services — 0.3%
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	650,000	636,129
Kodiak Gas Services LLC
5.88%, 04/01/2031*	400,000	395,505
6.50%, 10/01/2033*	350,000	349,547
6.75%, 10/01/2035*	75,000	75,570
Oceaneering International, Inc.
6.88%, 07/15/2034*	625,000	639,508
SESI LLC
7.88%, 09/30/2030*	200,000	202,365
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	$825,000	$811,875
WBI Operating LLC
6.25%, 10/15/2030*	250,000	249,955
6.50%, 10/15/2033*	575,000	573,977
		3,934,431
Packaging & Containers — 0.5%
Ardagh Group SA
9.50%, 12/01/2030*	811,000	859,423
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.00%, 09/01/2029*	500,000	474,678
6.25%, 01/30/2031*	325,000	327,191
Ball Corp.
6.00%, 06/15/2029	200,000	202,706
Canpack Group, Inc./CANPACK SA
6.00%, 05/15/2031*	450,000	447,538
Clearwater Paper Corp.
4.75%, 08/15/2028*	400,000	353,000
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	375,000	357,113
8.75%, 04/15/2030*	150,000	143,356
Crown Americas LLC
5.88%, 06/01/2033	800,000	798,371
Graphic Packaging International LLC
4.75%, 07/15/2027*	425,000	422,101
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	500,000	509,950
9.25%, 04/15/2030*	250,000	247,788
Sword Purchaser LLC
8.25%, 04/15/2033*	625,000	639,272
10.50%, 04/15/2034*	650,000	671,963
Trivium Packaging Finance BV
8.25%, 07/15/2030*	258,000	272,729
12.25%, 01/15/2031*	975,000	1,078,909
		7,806,088
Pharmaceuticals — 3.4%
1261229 BC, Ltd.
10.00%, 04/15/2032*	1,650,000	1,686,709
AbbVie, Inc.
2.95%, 11/21/2026	5,950,000	5,928,582
3.20%, 11/21/2029	6,575,000	6,267,471
4.80%, 03/15/2029	500,000	501,558
4.95%, 03/15/2031	1,540,000	1,547,078
Amneal Pharmaceuticals LLC
6.88%, 08/01/2032*	75,000	77,062
AstraZeneca PLC
2.13%, 08/06/2050	4,970,000	2,612,922
3.13%, 06/12/2027	3,085,000	3,055,354
Bausch Health Cos., Inc.
4.88%, 06/01/2028*	375,000	348,760
5.25%, 01/30/2030*	225,000	152,438
6.25%, 02/15/2029*	200,000	157,000
Bayer US Finance II LLC
4.88%, 06/25/2048*	1,000,000	804,748
Becton Dickinson & Co.
3.70%, 06/06/2027	3,025,000	3,006,833
4.69%, 12/15/2044	3,088,000	2,628,233
BellRing Brands, Inc.
7.00%, 03/15/2030*	600,000	593,100

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
Bristol-Myers Squibb Co.
3.40%, 07/26/2029	$6,250,000	$6,044,169
CVS Health Corp.
3.75%, 04/01/2030	5,000,000	4,801,563
4.78%, 03/25/2038	3,130,000	2,857,757
5.05%, 03/25/2048	3,505,000	2,960,272
5.13%, 07/20/2045	1,265,000	1,099,384
CVS Pass-Through Trust
5.30%, 01/11/2027*	22,845	22,801
Grifols SA
4.75%, 10/15/2028*	1,100,000	1,073,260
Jazz Securities DAC
4.38%, 01/15/2029*	200,000	195,795
Organon & Co./Organon Foreign Debt Co.-Issuer BV
5.13%, 04/30/2031*	550,000	544,367
6.75%, 05/15/2034*	425,000	443,733
7.88%, 05/15/2034*	200,000	213,360
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	1,660,000	1,499,735
		51,124,044
Pipelines — 4.7%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.38%, 06/15/2029*	400,000	398,750
5.75%, 10/15/2033*	375,000	368,327
5.75%, 07/01/2034*	250,000	245,040
6.63%, 02/01/2032*	450,000	458,004
Blue Racer Midstream LLC/Blue Racer Finance Corp.
7.00%, 07/15/2029*	475,000	487,284
7.25%, 07/15/2032*	250,000	256,830
Boardwalk Pipelines LP
3.40%, 02/15/2031	1,915,000	1,774,539
3.60%, 09/01/2032	2,970,000	2,720,063
4.80%, 05/03/2029	980,000	978,374
CNX Midstream Partners LP
4.75%, 04/15/2030*	1,125,000	1,078,395
Columbia Pipeline Group, Inc.
5.80%, 06/01/2045	1,260,000	1,205,613
Columbia Pipelines Operating Co. LLC
5.51%, 05/15/2036*	2,500,000	2,457,116
Eastern Gas Transmission & Storage, Inc.
3.00%, 11/15/2029	1,200,000	1,129,972
Enbridge, Inc.
5.55%, 06/20/2035	5,535,000	5,534,701
5.63%, 04/05/2034	3,315,000	3,354,351
Energy Transfer LP
5.15%, 03/15/2045	3,513,000	3,032,801
5.35%, 01/15/2036	2,750,000	2,686,895
5.55%, 05/15/2034	1,450,000	1,448,356
5.95%, 05/15/2054	1,500,000	1,377,689
Hess Midstream Operations LP
5.13%, 06/15/2028*	200,000	199,185
MPLX LP
4.00%, 03/15/2028	850,000	840,689
4.50%, 04/15/2038	3,150,000	2,788,899
5.20%, 03/01/2047	2,750,000	2,373,058
5.20%, 12/01/2047	2,740,000	2,355,286
5.40%, 09/15/2035	4,350,000	4,263,660
Northriver Midstream Finance LP
6.75%, 07/15/2032*	850,000	856,573
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
ONEOK, Inc.
4.95%, 07/13/2047	$3,000,000	$2,469,393
5.20%, 07/15/2048	2,825,000	2,407,839
5.40%, 10/15/2035	4,100,000	4,014,362
6.25%, 10/15/2055	4,100,000	3,935,845
Rockies Express Pipeline LLC
6.75%, 03/15/2033*	650,000	660,850
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.
6.75%, 03/15/2034*	1,025,000	1,031,367
Targa Resources Corp.
4.20%, 02/01/2033	2,825,000	2,635,832
TC PipeLines LP
3.90%, 05/25/2027	1,270,000	1,264,806
Venture Global LNG, Inc.
6.38%, 12/15/2034*	975,000	949,570
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	375,000	386,948
6.50%, 06/15/2034*	425,000	438,316
7.50%, 05/01/2033*	475,000	515,384
7.75%, 05/01/2035*	450,000	498,713
Williams Cos., Inc.
4.90%, 01/15/2045	3,460,000	2,944,899
5.30%, 09/30/2035	2,975,000	2,904,771
		71,729,345
REITS — 3.2%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	1,745,000	1,400,285
3.95%, 01/15/2028	2,110,000	2,085,683
American Tower Corp.
4.70%, 12/15/2032	3,080,000	2,986,081
5.45%, 02/15/2034	5,300,000	5,290,149
AvalonBay Communities, Inc.
3.35%, 05/15/2027	2,745,000	2,724,878
Crown Castle, Inc.
2.50%, 07/15/2031	1,775,000	1,561,580
3.25%, 01/15/2051	4,210,000	2,617,120
3.80%, 02/15/2028	3,560,000	3,506,183
DOC DR LLC
4.30%, 03/15/2027	1,590,000	1,588,832
Healthcare Realty Holdings LP
2.00%, 03/15/2031	1,905,000	1,657,229
Iron Mountain, Inc.
6.25%, 01/15/2033*	175,000	175,673
6.25%, 01/15/2035*	600,000	592,448
7.00%, 02/15/2029*	975,000	990,456
Phillips Edison Grocery Center Operating Partnership I LP
4.75%, 03/15/2033	1,315,000	1,265,729
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	225,000	220,338
6.50%, 04/01/2032*	350,000	355,925
6.50%, 06/15/2033*	250,000	254,364
7.25%, 07/15/2028*	200,000	203,689
SBA Communications Corp.
5.15%, 07/15/2031	4,075,000	4,043,780
Tanger Properties LP
3.13%, 09/01/2026	2,600,000	2,597,439
UDR, Inc.
2.95%, 09/01/2026	2,180,000	2,177,825
Welltower OP LLC
2.75%, 01/15/2032	5,300,000	4,726,988

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
WP Carey, Inc.
2.40%, 02/01/2031	$1,975,000	$1,762,189
4.65%, 07/15/2030	2,000,000	1,971,182
XHR LP
6.63%, 05/15/2030*	800,000	817,066
		47,573,111
Retail — 1.9%
1011778 BC ULC/New Red Finance, Inc.
4.00%, 10/15/2030*	1,125,000	1,057,051
4.38%, 01/15/2028*	825,000	813,396
6.13%, 06/15/2029*	125,000	126,303
Academy, Ltd.
5.88%, 05/15/2031*	550,000	544,066
Asbury Automotive Group, Inc.
4.63%, 11/15/2029*	375,000	363,689
4.75%, 03/01/2030	250,000	242,483
5.00%, 02/15/2032*	325,000	309,656
AutoZone, Inc.
4.95%, 07/15/2031	2,005,000	1,992,346
5.40%, 07/15/2034	4,685,000	4,672,213
Family Dollar Stores LLC
10.00%, 07/31/2031*	675,000	664,358
Gap, Inc.
3.63%, 10/01/2029*	575,000	540,925
Group 1 Automotive, Inc.
6.38%, 01/15/2030*	850,000	853,913
Home Depot, Inc.
3.25%, 04/15/2032	3,075,000	2,829,585
4.65%, 09/15/2035	4,740,000	4,535,462
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC
4.75%, 06/01/2027*	250,000	249,013
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	825,000	859,515
Lithia Motors, Inc.
5.50%, 10/01/2030*	875,000	862,470
Men's Wearhouse LLC
9.00%, 02/01/2031*	725,000	773,163
QXO Building Products, Inc.
6.75%, 04/30/2032*	650,000	663,819
6.88%, 07/15/2034*	775,000	776,158
Sally Holdings LLC/Sally Capital, Inc.
6.75%, 04/01/2032	725,000	738,732
Suburban Propane Partners LP/Suburban Energy Finance Corp.
5.00%, 06/01/2031*	400,000	376,890
6.50%, 12/15/2035*	450,000	432,697
Tractor Supply Co.
1.75%, 11/01/2030	3,300,000	2,881,697
White Cap Supply Holdings LLC
7.38%, 11/15/2030*	1,175,000	1,183,755
		29,343,355
Semiconductors — 3.0%
Broadcom, Inc.
3.14%, 11/15/2035	3,440,000	2,796,245
3.42%, 04/15/2033	3,000,000	2,648,266
3.75%, 02/15/2051	960,000	648,520
4.90%, 02/15/2038	3,095,000	2,882,075
4.95%, 01/15/2036	3,000,000	2,816,044
5.20%, 07/15/2035	1,690,000	1,622,445
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Entegris, Inc.
4.75%, 04/15/2029*	$250,000	$245,829
5.95%, 06/15/2030*	700,000	700,232
Intel Corp.
5.15%, 02/21/2034	3,440,000	3,358,371
6.13%, 05/15/2056	5,000,000	4,691,313
Kioxia Holdings Corp.
6.63%, 07/24/2033*	700,000	723,427
KLA Corp.
4.65%, 07/15/2032	4,190,000	4,105,984
Lam Research Corp.
4.00%, 03/15/2029	3,790,000	3,724,784
Microchip Technology, Inc.
5.05%, 03/15/2029	1,570,000	1,575,039
Micron Technology, Inc.
2.70%, 04/15/2032	3,175,000	2,810,155
QUALCOMM, Inc.
1.65%, 05/20/2032	3,940,000	3,289,695
3.25%, 05/20/2027	6,589,000	6,538,266
Synaptics, Inc.
4.00%, 06/15/2029*	400,000	392,823
		45,569,513
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.
3.48%, 12/01/2027	2,470,000	2,430,244
4.20%, 05/01/2030	700,000	679,539
		3,109,783
Software — 4.4%
Adobe, Inc.
2.15%, 02/01/2027	1,275,000	1,262,082
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	925,000	892,234
7.50%, 02/15/2032*	325,000	333,196
Cloud Software Group, Inc.
6.50%, 03/31/2029*	425,000	415,294
6.63%, 08/15/2033*	175,000	152,574
8.25%, 06/30/2032*	475,000	449,344
9.00%, 09/30/2029*	1,200,000	1,175,702
Consensus Cloud Solutions, Inc.
6.50%, 10/15/2028*	800,000	797,972
CoreWeave, Inc.
9.00%, 02/01/2031*	300,000	270,808
9.25%, 06/01/2030*	500,000	467,278
9.63%, 07/15/2032*	350,000	313,261
9.75%, 10/01/2031*	225,000	204,157
Elastic NV
4.13%, 07/15/2029*	950,000	905,193
Ellucian Holdings, Inc.
6.50%, 12/01/2029*	675,000	649,082
Fair Isaac Corp.
6.00%, 05/15/2033*	100,000	96,786
6.25%, 09/15/2034*	500,000	483,026
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	3,390,000	3,330,145
Fiserv, Inc.
5.25%, 08/11/2035	6,750,000	6,445,297
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	600,000	621,704
8.75%, 07/01/2034*	800,000	842,790
Open Text Corp.
3.88%, 02/15/2028*	550,000	536,204

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.90%, 12/01/2027*	$200,000	$204,008
Open Text Holdings, Inc.
4.13%, 02/15/2030*	175,000	161,445
4.13%, 12/01/2031*	200,000	176,474
Oracle Corp.
3.60%, 04/01/2050	4,300,000	2,464,346
3.95%, 03/25/2051	3,000,000	1,828,420
5.70%, 02/04/2036	5,435,000	5,031,548
6.15%, 11/09/2029	2,130,000	2,154,747
6.25%, 11/09/2032	2,850,000	2,828,216
6.70%, 02/04/2056	7,645,000	6,741,059
Rocket Software, Inc.
6.50%, 02/15/2029*	1,100,000	1,013,519
9.00%, 11/28/2028*	600,000	593,872
Roper Technologies, Inc.
2.95%, 09/15/2029	1,230,000	1,163,743
3.80%, 12/15/2026	1,225,000	1,222,729
4.20%, 09/15/2028	955,000	944,622
5.10%, 09/15/2035	3,370,000	3,214,789
Salesforce, Inc.
1.50%, 07/15/2028	172,000	162,286
1.95%, 07/15/2031	9,500,000	8,189,644
SS&C Technologies, Inc.
5.50%, 09/30/2027*	775,000	773,933
6.50%, 06/01/2032*	375,000	377,775
UKG, Inc.
6.88%, 02/01/2031*	900,000	881,787
VMware LLC
2.20%, 08/15/2031	5,885,000	5,116,846
		65,889,937
Telecommunications — 6.5%
America Movil SAB de CV
5.00%, 01/20/2033	5,800,000	5,697,340
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	550,000	537,630
APLD ComputeCo. 3 LLC
7.00%, 06/15/2031*	575,000	560,783
APLD ComputeCo. LLC
9.25%, 12/15/2030*	875,000	929,912
AT&T, Inc.
2.25%, 02/01/2032	2,300,000	1,975,148
2.55%, 12/01/2033	6,999,000	5,764,777
3.30%, 02/01/2052	6,265,000	3,690,805
3.50%, 06/01/2041	6,780,000	4,990,866
3.50%, 02/01/2061	1,673,000	954,131
3.80%, 12/01/2057	4,261,000	2,635,843
3.85%, 06/01/2060	2,125,000	1,316,799
5.15%, 03/15/2042	1,500,000	1,318,737
5.30%, 08/15/2058	1,875,000	1,513,751
5.70%, 11/01/2054	3,475,000	2,998,700
6.38%, 03/01/2041	3,500,000	3,578,863
Cipher Compute LLC
7.13%, 11/15/2030*	425,000	433,505
Core Scientific Finance I LLC
7.75%, 05/15/2031*	525,000	514,093
Corning, Inc.
4.75%, 03/15/2042	1,100,000	971,369
Edged Compute LLC
7.50%, 04/30/2031*	375,000	355,461
Galaxy Helios Data Centers II LLC
9.88%, 08/01/2031*	325,000	325,884
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	$550,000	$528,458
Orange SA
5.00%, 01/13/2036*	3,735,000	3,557,853
5.75%, 01/13/2056*	1,670,000	1,574,644
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	500,000	470,810
Rogers Communications, Inc.
4.55%, 03/15/2052	3,350,000	2,520,253
5.30%, 02/15/2034	4,535,000	4,402,472
SE Cosmos LLC
8.88%, 05/01/2031*	775,000	764,370
Stingray Compute LLC
6.00%, 06/15/2031*	225,000	219,505
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	550,000	510,728
T-Mobile USA, Inc.
2.25%, 11/15/2031	3,010,000	2,610,584
3.40%, 10/15/2052	8,000,000	4,874,594
4.50%, 04/15/2050	4,500,000	3,398,450
5.15%, 04/15/2034	3,835,000	3,751,671
5.50%, 01/15/2055	2,050,000	1,762,438
Verizon Communications, Inc.
2.55%, 03/21/2031	3,570,000	3,209,670
3.40%, 03/22/2041	6,165,000	4,571,968
4.13%, 08/15/2046	5,545,000	4,132,098
4.50%, 08/10/2033	3,000,000	2,845,249
Viavi Solutions, Inc.
3.75%, 10/01/2029*	375,000	353,799
Vmed O2 UK Financing I PLC
4.25%, 01/31/2031*	225,000	179,016
Vodafone Group PLC
5.35%, 06/18/2036	4,560,000	4,412,534
5.75%, 06/28/2054	6,775,000	6,110,493
WULF Compute LLC
7.75%, 10/15/2030*	525,000	545,458
Yondr JK 1 LLC
6.88%, 06/30/2031*	550,000	523,827
		98,895,339
Transportation — 2.2%
Burlington Northern Santa Fe LLC
5.75%, 05/01/2040	2,200,000	2,233,500
Canadian Pacific Railway Co.
3.00%, 12/02/2041	1,410,000	1,010,769
4.70%, 05/01/2048	2,710,000	2,279,187
7.13%, 10/15/2031	2,950,000	3,225,419
FedEx Corp.
3.10%, 08/05/2029	1,220,000	1,160,590
4.05%, 02/15/2048	1,320,000	1,024,479
GB AIT Buyer, Inc.
8.75%, 04/30/2034*	750,000	744,364
GXO Logistics, Inc.
2.65%, 07/15/2031	5,925,000	5,211,745
Ryder System, Inc.
2.90%, 12/01/2026	3,000,000	2,983,994
Union Pacific Corp.
2.80%, 02/14/2032	7,275,000	6,537,956
2.97%, 09/16/2062	3,025,000	1,671,564
United Parcel Service, Inc.
3.05%, 11/15/2027	4,700,000	4,624,063

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
Watco Cos. LLC/Watco Finance Corp.
7.13%, 08/01/2032*	$500,000	$512,397
		33,220,027
Total Corporate Bonds & Notes (cost $1,590,061,283)		1,487,379,611
COMMON STOCKS — 0.0%
Media — 0.0%
Audacy, Inc., Class A†(2)(3) (cost $628,458)	934	8,276
ESCROWS AND LITIGATION TRUSTS — 0.0%
ARD Finance SA 6.50%, 06/30/2027*	1	0
Chesapeake Energy Corp. 7.00%, 10/01/2024†(2)	650,000	0
Lehman Brothers Holdings, Inc. Class D 5.67% †(2)	30,000	300
Total Escrows and Litigation Trusts (cost $1,211,640)		300
WARRANTS — 0.0%
Media — 0.0%
Audacy, Inc. Expires 09/30/2028†(2)(3)	189	2
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028†(2)(3)	1,132	11
Total Warrants (cost $377)		13
Total Long-Term Investment Securities (cost $1,591,901,758)		1,487,388,200
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(4) (cost $1,738,619)	1,738,619	1,738,619
TOTAL INVESTMENTS (cost $1,593,640,377)(5)	98.6%	1,489,126,819
Other assets less liabilities	1.4	20,948,276
NET ASSETS	100.0%	$1,510,075,095

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Federated Hermes Corporate Bond Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $286,317,452 representing 19.0% of net assets.

†	Non-income producing security
(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Securities classified as Level 3 (see Note 2).
(3)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Audacy, Inc., Class A	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	934	$628,458	$8,276	$8.86	0.0%
Warrants
Audacy, Inc. Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	189	63	2	0.01	0.0
Audacy, Inc. (Black-Scholes Protection) Expires 09/30/2028	10/24/19, 12/10/19 03/10/21, 04/28/21 05/27/21	1,132	314	11	0.01	0.0
				$8,289		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(4)	The rate shown is the 7-day yield as of July 31, 2026.
(5)	See Note 4 for cost of investments on a tax basis.

DAC—Designated Activity Company
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
4	Short	U.S. Treasury Ultra Bonds	September 2026	$451,987	$438,750	$13,237

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$1,487,379,611	$—	$1,487,379,611
Common Stocks	—	—	8,276	8,276
Escrows and Litigation Trusts	—	—	300	300
Warrants	—	—	13	13
Short-Term Investments	1,738,619	—	—	1,738,619
Total Investments at Value	$1,738,619	$1,487,379,611	$8,589	$1,489,126,819
Other Financial Instruments:†
Futures Contracts	$13,237	$—	$—	$13,237

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 95.6%
Australia — 1.2%
ANZ Group Holdings, Ltd.	20,580	$538,440
Aristocrat Leisure, Ltd.	9,239	417,244
Brambles, Ltd.	29,985	412,308
GPT Group	79,625	288,422
Macquarie Group, Ltd.	1,317	234,641
Northern Star Resources, Ltd.	21,461	299,209
Rio Tinto, Ltd.	7,394	889,380
Santos, Ltd.	39,600	219,494
SGH, Ltd.	4,520	140,152
Suncorp Group, Ltd.	24,950	336,900
Vault Minerals, Ltd.	70,360	234,879
Westpac Banking Corp.	5,817	154,231
		4,165,300
Belgium — 0.5%
Anheuser-Busch InBev SA	3,360	290,545
KBC Group NV	2,880	415,114
UCB SA	4,110	1,058,311
Warehouses De Pauw CVA	3,710	95,613
		1,859,583
Bermuda — 0.4%
Carnival Corp., Ltd.	25,723	715,357
Hiscox, Ltd.	4,910	119,775
Viking Holdings, Ltd.†	6,653	694,241
		1,529,373
Canada — 3.3%
Agnico Eagle Mines, Ltd.	2,810	407,955
Alimentation Couche-Tard, Inc.	5,960	386,931
Bank of Montreal	5,299	950,558
Bank of Nova Scotia	2,450	214,913
Bombardier, Inc., Class B†	1,520	366,205
Cameco Corp.	1,600	138,080
Canadian Natural Resources, Ltd.	15,670	746,473
Canadian Pacific Kansas City, Ltd.	5,310	471,663
Celestica, Inc.†	950	314,354
Cenovus Energy, Inc.†	22,620	682,061
Constellation Software, Inc.	80	171,373
Dollarama, Inc.	2,070	281,990
First Quantum Minerals, Ltd.†	9,540	264,454
Franco-Nevada Corp.	1,860	395,710
G Mining Ventures Corp.†	6,210	189,288
GFL Environmental, Inc.	6,420	265,117
IAMGOLD Corp.†	8,490	120,157
Imperial Oil, Ltd.	3,280	425,252
Restaurant Brands International, Inc.	2,950	218,180
Royal Bank of Canada	6,790	1,421,161
Shopify, Inc., Class A†	5,470	640,628
Sun Life Financial, Inc.	5,470	453,840
TMX Group, Ltd.	7,210	263,538
Toronto-Dominion Bank	10,677	1,279,854
Waste Connections, Inc.	660	110,564
Wheaton Precious Metals Corp.	2,580	280,628
		11,460,927
Denmark — 0.3%
Carlsberg A/S, Class B	1,525	224,406
DSV A/S	2,230	482,434
Novonesis (Novozymes), Class B	5,585	363,627
Vestas Wind Systems A/S	4,330	116,489
		1,186,956
Security Description	Shares or Principal Amount	Value

Finland — 0.2%
Nokia Oyj	51,260	$468,925
Wartsila OYJ Abp	3,140	106,521
		575,446
France — 2.0%
Air Liquide SA	3,236	637,295
BNP Paribas SA	5,550	703,601
Cie de Saint-Gobain SA	4,710	442,639
Danone SA	3,940	306,920
L'Oreal SA	1,040	463,650
LVMH Moet Hennessy Louis Vuitton SE	830	455,128
Orange SA	31,210	596,449
Rexel SA	5,600	231,765
Safran SA	1,730	677,471
Schneider Electric SE	3,790	1,272,296
TotalEnergies SE	7,200	639,512
Vallourec SACA	12,110	291,685
		6,718,411
Germany — 2.4%
adidas AG	810	149,030
Allianz SE	2,100	1,048,159
Bayer AG	4,780	264,909
Bayerische Motoren Werke AG	2,390	163,613
Deutsche Boerse AG	1,130	341,787
Deutsche Post AG	5,550	369,488
Deutsche Telekom AG	13,390	413,393
E.ON SE	16,010	345,723
Fresenius SE & Co. KGaA	8,940	459,293
Heidelberg Materials AG	1,600	297,434
Hensoldt AG	2,850	262,117
LEG Immobilien SE	3,310	198,669
Merck KGaA	1,150	190,003
Rheinmetall AG	320	420,935
RWE AG	8,760	577,684
SAP SE	4,000	726,223
Siemens AG	3,850	1,255,053
Siemens Energy AG	4,400	748,120
		8,231,633
Hong Kong — 0.3%
AIA Group, Ltd.	40,790	413,074
CK Asset Holdings, Ltd.	42,240	257,948
Techtronic Industries Co., Ltd.	14,950	252,396
		923,418
Ireland — 0.9%
AIB Group PLC	23,880	282,810
Eaton Corp. PLC	2,563	1,064,158
Kingspan Group PLC	2,150	199,401
Seagate Technology Holdings PLC	1,145	980,269
Trane Technologies PLC	1,409	641,024
		3,167,662
Israel — 0.2%
Next Vision Stabilized Systems, Ltd.	2,500	194,563
Teva Pharmaceutical Industries, Ltd. ADR†	10,380	363,404
Tower Semiconductor, Ltd.†	1,000	219,670
		777,637
Italy — 1.0%
Banca Mediolanum SpA	7,940	212,667
Generali	7,600	385,466
Intesa Sanpaolo SpA	149,650	1,131,591

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Italy (continued)
Pirelli & C SpA*	11,470	$87,448
Prysmian SpA	2,830	391,716
Recordati Industria Chimica e Farmaceutica SpA	5,900	351,548
Telecom Italia SpA†	16,096	136,586
UniCredit SpA	6,390	603,646
		3,300,668
Japan — 5.8%
Advantest Corp.	3,980	787,232
Ajinomoto Co., Inc.	13,620	419,570
Asahi Kasei Corp.	12,820	138,195
Asics Corp.	5,300	156,449
Bandai Namco Holdings, Inc.	5,600	162,112
Chiba Bank, Ltd.	14,500	236,986
Chugai Pharmaceutical Co., Ltd.	6,550	284,329
Daifuku Co., Ltd.	3,780	139,422
Daikin Industries, Ltd.	1,280	185,536
Disco Corp.	430	154,605
Ebara Corp.	7,550	256,901
Fast Retailing Co., Ltd.	1,480	725,404
Fujikura, Ltd.	6,760	172,743
Hikari Tsushin, Inc.	1,050	258,174
Hitachi, Ltd.	15,250	506,142
Hoshizaki Corp.	7,150	255,749
Hulic Co., Ltd.	20,870	230,056
Ibiden Co., Ltd.	1,480	148,645
IHI Corp.	12,600	221,651
Inpex Corp.	14,460	331,392
Isuzu Motors, Ltd.	12,530	188,905
ITOCHU Corp.	37,150	466,795
Kao Corp.	8,100	166,287
Kawasaki Heavy Industries, Ltd.	14,960	257,817
KDDI Corp.	22,780	420,035
Kioxia Holdings Corp.†	1,290	359,265
Konami Group Corp.	1,590	205,167
Kuraray Co., Ltd.	16,300	187,581
Kyocera Corp.	17,660	403,235
Lasertec Corp.	470	108,517
Marubeni Corp.	10,240	335,395
Mitsubishi Heavy Industries, Ltd.	16,070	376,357
Mitsubishi UFJ Financial Group, Inc.	29,120	652,854
Mizuho Financial Group, Inc.	19,840	1,027,213
NEC Corp.	15,210	453,905
Nintendo Co., Ltd.	7,730	369,716
Niterra Co., Ltd.	3,710	216,703
Nitto Denko Corp.	4,400	91,618
ORIX Corp.	7,490	301,674
Osaka Gas Co., Ltd.	5,160	178,522
Pan Pacific International Holdings Corp.	40,460	229,843
Panasonic Holdings Corp.	22,970	606,580
Renesas Electronics Corp.	12,270	247,807
Ryohin Keikaku Co., Ltd.	11,700	307,449
Sanrio Co., Ltd.	30,600	244,642
Shin-Etsu Chemical Co., Ltd.	9,100	326,706
Shiseido Co., Ltd.	8,500	167,977
SMC Corp.	300	128,745
SoftBank Group Corp.	9,750	303,166
SUMCO Corp.	8,160	166,209
Sumitomo Corp.	44,500	468,111
Sumitomo Electric Industries, Ltd.	20,900	303,050
Sumitomo Heavy Industries, Ltd.	5,960	192,973
Sumitomo Mitsui Financial Group, Inc.	21,240	911,768
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	5,600	$127,051
Takeda Pharmaceutical Co., Ltd.	18,020	619,076
TIS, Inc.	6,910	164,268
Tokio Marine Holdings, Inc.	7,850	400,671
Tokyo Electron, Ltd.	600	202,552
Toyota Motor Corp.	41,620	790,744
Tsuruha Holdings, Inc.	13,430	204,390
Yamato Kogyo Co., Ltd.	1,200	102,015
		19,754,647
Luxembourg — 0.2%
ArcelorMittal SA	3,730	261,484
Spotify Technology SA†	570	284,966
		546,450
Netherlands — 2.1%
Airbus SE	2,950	689,623
Argenx SE†	740	634,153
ASM International NV	220	202,845
ASML Holding NV	1,690	2,763,547
ASR Nederland NV	3,430	280,544
Davide Campari-Milano NV	32,550	220,953
Ferrovial NV	3,090	204,235
ING Groep NV	21,490	751,395
Koninklijke Ahold Delhaize NV	4,570	180,369
Magnum Ice Cream Co. NV†	16,230	303,507
NN Group NV	5,110	480,651
Prosus NV	8,440	389,697
STMicroelectronics NV	4,360	228,793
		7,330,312
Singapore — 0.2%
DBS Group Holdings, Ltd.	6,830	393,784
Yangzijiang Shipbuilding Holdings, Ltd.	87,770	268,620
		662,404
Spain — 1.0%
Aena SME SA*	4,350	134,761
Banco Santander SA	83,840	1,184,339
Bankinter SA	19,730	362,551
CaixaBank SA	58,080	841,636
Cellnex Telecom SA*	5,160	159,898
Iberdrola SA	28,085	667,977
		3,351,162
SupraNational — 0.1%
Unibail-Rodamco-Westfield	1,780	216,419
Sweden — 0.5%
Assa Abloy AB, Class B	14,340	531,637
Epiroc AB, Class A	7,070	181,218
Indutrade AB	8,250	206,830
Investor AB, Class B	10,880	470,308
Swedish Orphan Biovitrum AB†	2,560	127,439
Volvo AB, Class B	5,810	222,214
		1,739,646
Switzerland — 2.2%
Chubb, Ltd.	2,891	1,013,816
Cie Financiere Richemont SA, Class A	3,720	878,904
Coca-Cola HBC AG	3,210	216,827
Galderma Group AG	2,014	438,248
Garmin, Ltd.	3,811	1,119,595
Holcim AG	2,525	230,784
Roche Holding AG	4,132	1,806,642

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Switzerland (continued)
UBS Group AG	21,034	$1,108,967
Zurich Insurance Group AG	1,061	808,410
		7,622,193
Thailand — 0.1%
Fabrinet†	992	431,927
United Kingdom — 3.9%
Admiral Group PLC	6,238	317,037
Anglo American PLC	3,540	178,770
Antofagasta PLC	5,130	254,045
AstraZeneca PLC	8,560	1,460,917
BAE Systems PLC	16,681	471,603
British American Tobacco PLC	11,653	707,464
Burberry Group PLC†	10,490	170,224
Coca-Cola Europacific Partners PLC	3,670	401,718
Compass Group PLC	8,840	280,645
Cranswick PLC	2,190	157,859
Games Workshop Group PLC	611	157,387
GSK PLC	31,023	803,271
HSBC Holdings PLC	80,440	1,725,760
Imperial Brands PLC	14,075	534,235
Lloyds Banking Group PLC	577,546	894,879
National Grid PLC	39,429	630,897
NatWest Group PLC	63,790	604,566
Prudential PLC	13,969	209,763
Rolls-Royce Holdings PLC	43,003	853,893
Shell PLC	36,901	1,693,502
SSE PLC	13,030	410,447
Standard Chartered PLC	16,060	474,711
		13,393,593
United States — 66.8%
Advanced Micro Devices, Inc.†	2,924	1,392,263
Affirm Holdings, Inc.†	12,062	862,554
Alnylam Pharmaceuticals, Inc.†	3,254	668,762
Alphabet, Inc., Class A	6,740	2,400,316
Alphabet, Inc., Class C	32,497	11,590,055
Amazon.com, Inc.†	39,175	10,639,147
American Electric Power Co., Inc.	7,973	1,019,348
American Financial Group, Inc.	4,072	577,084
Amphenol Corp., Class A	5,990	962,593
Apple, Inc.	57,877	17,878,784
Applied Materials, Inc.	2,506	1,272,221
AppLovin Corp., Class A†	1,995	789,821
Arista Networks, Inc.†	5,304	956,576
Arthur J. Gallagher & Co.	4,838	1,206,694
Ball Corp.	10,587	687,096
Bank of America Corp.	44,207	2,738,624
Bank of New York Mellon Corp.	8,894	1,390,399
Biogen, Inc.†	3,480	706,266
Bloom Energy Corp., Class A†	2,347	483,036
Boeing Co.†	6,466	1,397,561
Boston Scientific Corp.†	13,544	632,911
Brady Corp., Class A	10,060	948,356
Broadcom, Inc.	14,839	5,776,526
Caterpillar, Inc.	830	676,292
CBRE Group, Inc., Class A†	4,554	668,573
Cerebras Systems, Inc., Class A†	2,600	516,646
Charles Schwab Corp.	10,750	1,131,330
Cisco Systems, Inc.	20,972	2,432,542
Citigroup, Inc.	7,722	1,022,779
Coca-Cola Co.	25,364	2,221,633
Security Description	Shares or Principal Amount	Value

United States (continued)
Coherent Corp.†	1,811	$476,094
ConocoPhillips	8,950	1,078,296
Constellation Energy Corp.	2,736	718,884
Construction Partners, Inc., Class A†	6,075	627,851
Corning, Inc.	5,307	733,693
Corpay, Inc.†	2,295	876,942
Crowdstrike Holdings, Inc., Class A†	3,970	757,714
Cummins, Inc.	1,251	793,384
CVS Health Corp.	13,571	1,417,220
Danaher Corp.	3,499	682,235
Datadog, Inc., Class A†	3,756	1,006,495
Dave, Inc.†	1,242	462,881
Dell Technologies, Inc., Class C	1,789	725,207
Delta Air Lines, Inc.	10,069	880,433
Diamondback Energy, Inc.	3,396	689,218
Dick's Sporting Goods, Inc.	3,413	668,641
Dollar Tree, Inc.†	11,777	1,498,152
East West Bancorp, Inc.	8,296	1,086,776
EchoStar Corp., Class A†	6,998	588,462
Elanco Animal Health, Inc.†	26,575	700,783
Eli Lilly & Co.	4,645	5,336,362
Emerson Electric Co.	4,140	620,255
Equinix, Inc.	1,316	1,341,372
Estee Lauder Cos., Inc., Class A	8,107	680,177
Evergy, Inc.	8,930	741,279
Expedia Group, Inc.	1,915	564,427
ExxonMobil Holdings Corp.	26,381	4,100,663
Flex, Ltd.†	3,278	372,873
Fox Corp., Class A	18,274	1,064,095
GE Vernova, Inc.	1,002	992,271
General Electric Co.	5,753	2,071,483
General Motors Co.	9,607	853,678
Gilead Sciences, Inc.	14,501	1,888,175
GlobalFoundries, Inc.	9,452	472,505
Granite Construction, Inc.	4,426	535,413
HEICO Corp.	2,429	865,598
Hilton Worldwide Holdings, Inc.	3,352	1,074,282
Home Depot, Inc.	2,593	860,772
Howmet Aerospace, Inc.	3,281	926,095
Huntington Bancshares, Inc.	50,495	860,435
Insmed, Inc.†	8,121	800,731
Intel Corp.†	11,993	1,081,769
JPMorgan Chase & Co.	5,370	1,889,112
KBR, Inc.	15,970	584,662
Keurig Dr Pepper, Inc.	34,166	1,063,246
KeyCorp	35,060	792,005
Keysight Technologies, Inc.†	1,439	459,156
Kimberly-Clark Corp.	12,237	1,337,626
Kinder Morgan, Inc.	11,166	359,322
KLA Corp.	3,771	689,414
Kroger Co.	16,657	961,775
Lam Research Corp.	3,566	1,044,909
Lowe's Cos., Inc.	5,574	1,158,333
M&T Bank Corp.	3,550	874,330
Martin Marietta Materials, Inc.	1,320	693,185
Marvell Technology, Inc.	5,015	940,613
Mastercard, Inc., Class A	4,599	2,635,687
Merck & Co., Inc.	11,097	1,444,829
Meta Platforms, Inc., Class A	8,754	4,873,439
Micron Technology, Inc.	3,607	2,968,669
Microsoft Corp.	28,584	13,283,557
Monolithic Power Systems, Inc.	616	878,434
Motorola Solutions, Inc.	2,102	915,947

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Newmont Corp.	10,945	$1,025,656
NextEra Energy, Inc.	13,881	1,206,537
Nextpower, Inc., Class A†	5,485	492,937
NRG Energy, Inc.	5,258	706,097
NVIDIA Corp.	86,812	17,427,509
Okta, Inc.†	4,503	639,111
Omnicom Group, Inc.	8,531	671,390
ON Semiconductor Corp.†	4,022	328,235
Ovintiv, Inc.	19,355	1,208,913
Palantir Technologies, Inc., Class A†	9,777	1,203,158
Palo Alto Networks, Inc.†	2,990	992,172
Parker-Hannifin Corp.	1,060	1,035,122
Philip Morris International, Inc.	15,121	2,885,389
Pinnacle Financial Partners, Inc.	7,647	804,694
Procter & Gamble Co.	13,593	1,964,053
PulteGroup, Inc.	6,599	834,576
Rambus, Inc.†	6,910	629,017
Reinsurance Group of America, Inc.	2,229	527,939
Robinhood Markets, Inc., Class A†	8,787	760,603
ROBLOX Corp., Class A†	18,372	654,043
Samsara, Inc., Class A†	24,775	923,364
Sanmina Corp.†	3,421	634,801
Sempra	10,484	928,358
Sherwin-Williams Co.	2,933	999,713
Somnigroup International, Inc.	10,480	684,658
SS&C Technologies Holdings, Inc.	9,080	699,614
State Street Corp.	6,345	1,168,495
Steel Dynamics, Inc.	4,346	1,091,976
Synopsys, Inc.†	1,796	698,213
Targa Resources Corp.	4,443	1,201,254
Teradyne, Inc.	944	347,099
Tesla, Inc.†	7,097	2,208,657
Textron, Inc.	10,116	862,490
Thermo Fisher Scientific, Inc.	2,839	1,630,438
T-Mobile US, Inc.	4,368	754,397
TransUnion	10,523	827,318
Twilio, Inc., Class A†	3,883	766,310
United Parcel Service, Inc., Class B	8,848	922,139
UnitedHealth Group, Inc.	6,797	2,816,677
US Bancorp	18,395	1,159,069
Vaxcyte, Inc.†	11,480	620,838
Ventas, Inc.	10,459	978,021
Viatris, Inc.	52,253	917,563
Visa, Inc., Class A	8,564	3,135,537
Vulcan Materials Co.	2,726	732,122
Security Description	Shares or Principal Amount	Value

United States (continued)
Wells Fargo & Co.	21,433	$1,852,883
West Pharmaceutical Services, Inc.	3,041	1,036,859
Western Digital Corp.	1,684	917,511
Westinghouse Air Brake Technologies Corp.	3,210	933,661
Wynn Resorts, Ltd.	2,935	291,475
		228,807,770
Total Common Stocks (cost $250,671,098)		327,753,537
UNAFFILIATED INVESTMENT COMPANIES — 3.2%
United States — 3.2%
iShares MSCI World ETF (cost $10,757,188)	53,000	10,778,610
Total Long-Term Investment Securities (cost $261,428,286)		338,532,147
SHORT-TERM INVESTMENTS — 0.1%
U.S. Government — 0.1%
United States Treasury Bills
3.60%, 08/06/2026 (cost $279,860)	$280,000	279,916
REPURCHASE AGREEMENTS — 0.5%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 07/31/2026, to be repurchased 08/03/2026 in the amount of $1,687,591 and collateralized by $1,793,700 of United States Treasury Notes, bearing interest at 4.00% due 11/15/2035 and having an approximate value of $1,721,348 (cost $1,687,442)	1,687,442	1,687,442
TOTAL INVESTMENTS (cost $263,395,588)(1)	99.4%	340,499,505
Other assets less liabilities	0.6	2,182,800
NET ASSETS	100.0%	$342,682,305

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® Global Equities Portfolio has no
right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $382,107 representing 0.1% of net assets.

(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund

Industry Allocation*
Semiconductors	12.0%
Banks	10.1
Internet	9.9
Computers	6.7
Software	5.9
Pharmaceuticals	5.3
Oil & Gas	3.5
Unaffiliated Investment Companies	3.2
Aerospace/Defense	2.8
Insurance	2.5
Electric	2.5
Telecommunications	2.5
Diversified Financial Services	2.4
Retail	2.3

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Electronics	2.0%
Mining	1.5
Auto Manufacturers	1.4
Beverages	1.4
Biotechnology	1.3
Miscellaneous Manufacturing	1.3
Agriculture	1.2
Health Care-Products	1.2
Machinery-Construction & Mining	1.0
Cosmetics/Personal Care	1.0
Building Materials	1.0
Health Care-Services	0.9
Commercial Services	0.9
REITS	0.9
Electrical Components & Equipment	0.9
Chemicals	0.8
Food	0.6
Transportation	0.6
Engineering & Construction	0.6
Repurchase Agreements	0.5
Media	0.5
Home Furnishings	0.5
Real Estate	0.5
Distribution/Wholesale	0.4
Machinery-Diversified	0.4
Pipelines	0.4
Iron/Steel	0.4
Leisure Time	0.4
Lodging	0.4
Household Products/Wares	0.4
Airlines	0.3
Toys/Games/Hobbies	0.2
Apparel	0.2
Home Builders	0.2
Packaging & Containers	0.2
Advertising	0.2
Auto Parts & Equipment	0.2
Energy-Alternate Sources	0.1
Investment Companies	0.1
Entertainment	0.1
Environmental Control	0.1
Metal Fabricate/Hardware	0.1
Food Service	0.1
Short-Term Investments	0.1
Shipbuilding	0.1
Hand/Machine Tools	0.1
Gas	0.1
99.4%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$1,409,598	$119,775	$—	$1,529,373
Canada	11,460,927	—	—	11,460,927
Ireland	2,685,451	482,211	—	3,167,662
Israel	583,074	194,563	—	777,637
Luxembourg	284,966	261,484	—	546,450
Switzerland	2,133,411	5,488,782	—	7,622,193
Thailand	431,927	—	—	431,927
United Kingdom	401,718	12,991,875	—	13,393,593
United States	228,807,770	—	—	228,807,770
Other Countries	—	60,016,005	—	60,016,005
Unaffiliated Investment Companies	10,778,610	—	—	10,778,610
Short-Term Investments	—	279,916	—	279,916
Repurchase Agreements	—	1,687,442	—	1,687,442
Total Investments at Value	$258,977,452	$81,522,053	$—	$340,499,505

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 100.3%
Austria — 1.3%
Erste Group Bank AG	24,059	$3,119,179
Canada — 5.7%
Celestica, Inc.†	11,832	3,921,598
Franco-Nevada Corp.	15,740	3,348,645
Waste Connections, Inc.	15,861	2,657,058
Wheaton Precious Metals Corp.	30,227	3,287,808
		13,215,109
France — 3.8%
Safran SA	11,202	4,386,724
Schneider Electric SE	13,577	4,557,773
		8,944,497
Germany — 4.5%
Heidelberg Materials AG	10,149	1,886,663
RENK Group AG	48,000	2,650,194
Rheinmetall AG	2,000	2,630,846
Siemens Energy AG	19,877	3,379,634
		10,547,337
India — 6.7%
Adani Ports & Special Economic Zone, Ltd.	168,863	2,987,804
Bharti Airtel, Ltd.	149,918	3,092,972
GMR Airports, Ltd.†	2,391,146	2,643,276
ICICI Bank, Ltd.	169,445	2,547,358
JSW Infrastructure, Ltd.	613,555	2,013,308
Lodha Developers, Inc.*	186,980	2,441,662
		15,726,380
Ireland — 2.6%
CRH PLC	23,804	2,261,618
Seagate Technology Holdings PLC	4,372	3,743,000
		6,004,618
Israel — 7.1%
Bank Hapoalim BM	144,662	3,519,880
Bank Leumi Le-Israel BM	151,421	3,588,195
Harel Insurance Investments & Financial Services, Ltd.	50,169	2,887,098
Next Vision Stabilized Systems, Ltd.	44,488	3,462,300
Phoenix Financial, Ltd.	57,700	3,250,076
		16,707,549
Italy — 3.7%
Intesa Sanpaolo SpA	573,566	4,337,066
UniCredit SpA	46,216	4,365,901
		8,702,967
Japan — 15.3%
Advantest Corp.	20,408	4,036,642
Disco Corp.	7,408	2,663,513
Hitachi, Ltd.	150,847	5,006,556
Japan Tobacco, Inc.	82,992	3,698,140
Mitsubishi Heavy Industries, Ltd.	128,523	3,009,994
Mitsubishi UFJ Financial Group, Inc.	222,104	4,979,445
Panasonic Holdings Corp.	153,239	4,046,657
Sumitomo Mitsui Financial Group, Inc.	112,715	4,838,509
Tokyo Electron, Ltd.	10,563	3,565,925
		35,845,381
Security Description	Shares or Principal Amount	Value

Netherlands — 6.3%
ASM International NV	4,709	$4,341,796
ASML Holding NV	4,735	7,742,838
Ferrovial NV	41,187	2,722,266
		14,806,900
South Korea — 7.8%
Samsung Electronics Co., Ltd.	55,411	9,979,388
SK Hynix, Inc.	7,444	8,178,512
		18,157,900
Spain — 5.7%
ACS Actividades de Construccion y Servicios SA	12,965	1,653,487
Banco Santander SA	357,422	5,049,006
CaixaBank SA	184,071	2,667,369
Iberdrola SA	165,748	3,942,173
		13,312,035
Switzerland — 4.7%
Holcim AG	32,358	2,957,506
UBS Group AG	84,292	4,444,092
Zurich Insurance Group AG	4,857	3,700,705
		11,102,303
Taiwan — 7.0%
Taiwan Semiconductor Manufacturing Co., Ltd.	220,266	16,471,893
United Arab Emirates — 1.1%
Salik Co. PJSC	1,688,194	2,436,869
United Kingdom — 9.0%
Anglogold Ashanti PLC	24,700	1,959,204
British American Tobacco PLC	69,444	4,216,006
Imperial Brands PLC	74,990	2,846,341
InterContinental Hotels Group PLC	23,766	3,842,180
NatWest Group PLC	309,421	2,932,521
Rolls-Royce Holdings PLC	269,610	5,353,534
		21,149,786
United States — 8.0%
Amphenol Corp., Class A	21,448	3,446,694
HEICO Corp.	9,248	3,295,617
Hilton Worldwide Holdings, Inc.	8,218	2,633,787
Mastercard, Inc., Class A	5,655	3,240,881
Visa, Inc., Class A	8,188	2,997,872
Western Digital Corp.	5,767	3,142,092
		18,756,943
TOTAL INVESTMENTS (cost $184,333,229)	100.3%	235,007,646
Other assets less liabilities	(0.3)	(693,020)
NET ASSETS	100.0%	$234,314,626

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fidelity Institutional AM® International Growth Portfolio has
no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $2,441,662 representing 1.0% of net assets.

Industry Allocation*
Semiconductors	24.3%
Banks	19.8

SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Aerospace/Defense	7.8%
Machinery-Construction & Mining	4.9
Agriculture	4.6
Insurance	4.2
Mining	3.6
Commercial Services	3.3
Electronics	3.2
Building Materials	3.0
Engineering & Construction	3.0
Computers	2.9
Lodging	2.7
Diversified Financial Services	2.7
Electrical Components & Equipment	1.9
Home Furnishings	1.7
Electric	1.7
Miscellaneous Manufacturing	1.5
Telecommunications	1.3
Environmental Control	1.2
Real Estate	1.0
100.3%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$13,215,109	$—	$—	$13,215,109
Ireland	6,004,618	—	—	6,004,618
United Kingdom	1,959,204	19,190,582	—	21,149,786
United States	18,756,943	—	—	18,756,943
Other Countries	—	175,881,190	—	175,881,190
Total Investments at Value	$39,935,874	$195,071,772	$—	$235,007,646

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Real Estate — 2.1%
Compass, Inc., Class A†	197,300	$2,247,247
Jones Lang LaSalle, Inc.†	8,400	2,982,252
		5,229,499
Apartment REITS — 10.9%
AvalonBay Communities, Inc.	61,300	11,377,893
Camden Property Trust	83,500	9,252,635
Invitation Homes, Inc.	229,800	6,829,656
		27,460,184
Diversified REITS — 20.2%
American Tower Corp.	10,700	1,854,952
Digital Realty Trust, Inc.	37,700	7,107,204
Equinix, Inc.	30,000	30,578,400
Lamar Advertising Co., Class A	22,000	3,519,120
VICI Properties, Inc.	289,700	7,633,595
		50,693,271
Health Care REITS — 18.4%
CareTrust REIT, Inc.	76,300	3,200,022
Ventas, Inc.	235,345	22,007,111
Welltower, Inc.	90,064	21,114,604
		46,321,737
Hotel REITS — 2.7%
Ryman Hospitality Properties, Inc.	51,100	6,829,515
Manufactured Homes REITS — 2.2%
Sun Communities, Inc.	44,900	5,544,252
Regional Malls REITS — 7.4%
Macerich Co.	334,400	8,640,896
Tanger, Inc.	244,800	9,953,568
		18,594,464
Security Description	Shares or Principal Amount	Value

Shopping Centers REITS — 6.9%
Acadia Realty Trust	167,200	$3,756,984
Curbline Properties Corp.	86,700	2,656,488
Federal Realty Investment Trust	38,000	4,715,420
Urban Edge Properties	275,800	6,249,628
		17,378,520
Single Tenant REITS — 4.7%
Four Corners Property Trust, Inc.	256,000	6,553,600
NNN REIT, Inc.	112,000	5,322,240
		11,875,840
Storage REITS — 8.5%
CubeSmart	145,500	6,032,430
Extra Space Storage, Inc.	86,800	12,849,872
Iron Mountain, Inc.	20,600	2,519,792
		21,402,094
Warehouse/Industrial REITS — 15.6%
Americold Realty Trust, Inc.	223,500	3,149,115
EastGroup Properties, Inc.	16,300	3,406,863
Prologis, Inc.	182,560	26,400,002
Terreno Realty Corp.	86,080	6,167,632
		39,123,612
TOTAL INVESTMENTS (cost $203,255,671)(1)	99.6%	250,452,988
Other assets less liabilities	0.4	997,413
NET ASSETS	100.0%	$251,450,401

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$250,452,988	$—	$—	$250,452,988

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 35.8%
Aerospace/Defense — 0.7%
Boeing Co.
5.15%, 05/01/2030	$200,000	$200,996
5.81%, 05/01/2050	100,000	94,460
5.93%, 05/01/2060	100,000	93,364
6.13%, 02/15/2033	200,000	208,296
6.30%, 05/01/2029	200,000	207,154
6.53%, 05/01/2034	200,000	214,190
6.86%, 05/01/2054	100,000	107,127
7.01%, 05/01/2064	50,000	54,045
Embraer Netherlands Finance BV
5.40%, 01/09/2038	25,000	23,775
General Dynamics Corp.
2.25%, 06/01/2031	20,000	17,835
3.63%, 04/01/2030	50,000	48,039
3.75%, 05/15/2028	400,000	395,747
4.95%, 08/15/2035	20,000	19,648
General Electric Co.
4.30%, 07/29/2030	50,000	49,151
5.88%, 01/14/2038	150,000	155,905
Honeywell Aerospace, Inc.
4.30%, 03/16/2031*	50,000	48,647
4.60%, 03/16/2033*	50,000	48,340
4.95%, 03/16/2036*	100,000	96,399
5.73%, 03/16/2056*	80,000	76,197
5.85%, 03/16/2066*	50,000	47,539
Howmet Aerospace, Inc.
4.75%, 04/15/2036	20,000	19,036
4.85%, 10/15/2031	25,000	24,811
L3Harris Technologies, Inc.
5.35%, 06/01/2034	200,000	199,739
5.40%, 07/31/2033	100,000	100,520
Lockheed Martin Corp.
4.40%, 08/15/2030	50,000	49,459
4.75%, 02/15/2034	100,000	97,759
5.20%, 02/15/2055	100,000	89,451
5.25%, 01/15/2033	100,000	101,920
5.90%, 11/15/2063	100,000	97,447
Northrop Grumman Corp.
4.90%, 06/01/2034	200,000	195,500
5.20%, 06/01/2054	100,000	88,541
RTX Corp.
3.03%, 03/15/2052	100,000	61,226
4.63%, 11/16/2048	100,000	82,782
5.38%, 02/27/2053	100,000	91,433
5.40%, 05/01/2035	100,000	100,828
6.40%, 03/15/2054	100,000	104,378
7.50%, 09/15/2029	200,000	215,557
		3,927,241
Agriculture — 0.5%
Altria Group, Inc.
3.70%, 02/04/2051	100,000	66,355
4.80%, 02/14/2029	200,000	200,099
5.95%, 02/14/2049	200,000	188,200
6.20%, 11/01/2028	200,000	206,171
Archer-Daniels-Midland Co.
3.25%, 03/27/2030	100,000	94,829
4.50%, 03/15/2049	100,000	81,988
BAT Capital Corp.
2.73%, 03/25/2031	50,000	45,297
4.54%, 08/15/2047	100,000	79,140
6.00%, 02/20/2034	200,000	207,662
Security Description	Shares or Principal Amount	Value

Agriculture (continued)
6.42%, 08/02/2033	$200,000	$212,689
Bunge, Ltd. Finance Corp.
4.20%, 09/17/2029	200,000	196,484
Philip Morris International, Inc.
4.88%, 02/13/2029	200,000	200,880
5.13%, 11/17/2027	200,000	201,431
5.38%, 02/15/2033	400,000	404,525
5.63%, 11/17/2029	200,000	204,850
6.38%, 05/16/2038	100,000	106,633
Reynolds American, Inc.
5.70%, 08/15/2035	100,000	101,220
5.85%, 08/15/2045	50,000	47,375
		2,845,828
Airlines — 0.0%
United Airlines Pass-Through Trust
2.70%, 11/01/2033	70,584	63,869
5.45%, 08/15/2038	93,974	94,144
		158,013
Apparel — 0.0%
NIKE, Inc.
2.85%, 03/27/2030	200,000	187,705
3.38%, 03/27/2050	100,000	67,024
		254,729
Auto Manufacturers — 0.7%
American Honda Finance Corp.
4.85%, 10/23/2031	50,000	49,190
5.05%, 07/10/2031	200,000	198,769
5.65%, 11/15/2028	200,000	204,055
Cummins, Inc.
4.88%, 10/01/2043	200,000	180,907
Ford Motor Co.
3.25%, 02/12/2032	200,000	174,883
4.75%, 01/15/2043	100,000	76,815
5.29%, 12/08/2046	100,000	79,939
Ford Motor Credit Co. LLC
3.82%, 11/02/2027	200,000	196,969
4.13%, 08/17/2027	200,000	198,442
4.97%, 04/06/2029	200,000	197,655
5.80%, 03/08/2029	200,000	201,297
General Motors Co.
5.15%, 04/01/2038	100,000	93,166
5.20%, 04/01/2045	100,000	85,418
6.25%, 10/02/2043	100,000	97,370
General Motors Financial Co., Inc.
2.70%, 06/10/2031	200,000	178,350
3.10%, 01/12/2032	200,000	179,388
4.60%, 01/08/2031	200,000	195,444
5.80%, 06/23/2028	200,000	203,471
5.80%, 01/07/2029	200,000	204,070
Honda Motor Co., Ltd.
4.69%, 07/08/2030	50,000	49,332
Toyota Motor Credit Corp.
5.25%, 09/11/2028	200,000	202,747
5.35%, 01/09/2035	200,000	200,390
5.55%, 11/20/2030	200,000	205,428
		3,653,495
Auto Parts & Equipment — 0.1%
Aptiv Swiss Holdings, Ltd.
3.10%, 12/01/2051	200,000	117,069

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Parts & Equipment (continued)
Lear Corp.
2.60%, 01/15/2032	$200,000	$174,821
		291,890
Banks — 7.6%
Banco Bilbao Vizcaya Argentaria SA
4.97%, 05/08/2031	200,000	197,894
Banco Santander SA
4.38%, 04/12/2028	400,000	397,417
5.44%, 07/15/2031	200,000	202,382
6.94%, 11/07/2033	200,000	219,744
Bank of America Corp.
2.48%, 09/21/2036	250,000	215,760
2.65%, 03/11/2032	250,000	224,483
2.68%, 06/19/2041	200,000	140,851
2.69%, 04/22/2032	100,000	89,696
3.31%, 04/22/2042	200,000	149,935
3.42%, 12/20/2028	150,000	147,463
4.08%, 03/20/2051	200,000	150,326
4.33%, 03/15/2050	150,000	118,132
4.44%, 01/20/2048	50,000	40,578
4.62%, 05/09/2029	400,000	399,092
4.98%, 01/24/2029	200,000	200,756
5.02%, 07/22/2033	200,000	197,970
5.20%, 04/25/2029	250,000	252,022
5.29%, 04/25/2034	200,000	199,468
5.46%, 05/09/2036	200,000	199,730
5.47%, 01/23/2035	200,000	200,798
5.51%, 01/24/2036	200,000	200,089
5.52%, 10/25/2035	200,000	197,764
5.87%, 09/15/2034	200,000	205,705
Bank of Montreal
4.35%, 09/22/2031	100,000	97,538
5.00%, 01/27/2029	200,000	201,007
Bank of New York Mellon Corp.
4.73%, 04/20/2029	400,000	400,821
5.06%, 07/22/2032	200,000	200,102
5.83%, 10/25/2033	200,000	207,543
Bank of Nova Scotia
5.65%, 02/01/2034	200,000	203,769
Barclays PLC
4.95%, 01/10/2047	200,000	169,740
5.25%, 08/17/2045	200,000	181,202
5.34%, 09/10/2035	200,000	194,793
7.39%, 11/02/2028	400,000	412,335
Canadian Imperial Bank of Commerce
5.05%, 06/16/2032	50,000	49,663
5.26%, 04/08/2029	200,000	202,222
Citibank, N.A.
5.57%, 04/30/2034	250,000	254,053
5.80%, 09/29/2028	250,000	256,460
Citigroup, Inc.
2.56%, 05/01/2032	250,000	222,778
2.98%, 11/05/2030	200,000	187,788
4.13%, 07/25/2028	250,000	246,937
4.41%, 03/31/2031	250,000	244,672
4.45%, 09/29/2027	300,000	299,239
4.65%, 07/30/2045	100,000	84,513
5.17%, 09/11/2036	100,000	97,432
5.45%, 06/11/2035	200,000	199,713
5.61%, 03/04/2056	200,000	187,126
6.02%, 01/24/2036	200,000	202,452
Security Description	Shares or Principal Amount	Value

Banks (continued)
Citizens Financial Group, Inc.
2.50%, 02/06/2030	$200,000	$183,908
Cooperatieve Rabobank UA
4.32%, 04/01/2029	250,000	248,547
4.49%, 10/17/2029	250,000	248,850
4.80%, 01/09/2029	250,000	251,402
Deutsche Bank AG
5.37%, 01/10/2029	400,000	402,814
5.40%, 09/11/2035	200,000	196,332
Fifth Third Bancorp.
4.57%, 04/29/2032	50,000	48,587
5.14%, 01/29/2037	50,000	48,040
6.36%, 10/27/2028	200,000	203,750
8.25%, 03/01/2038	20,000	23,871
First Citizens BancShares, Inc.
5.60%, 09/05/2035	50,000	48,873
Goldman Sachs Group, Inc.
2.62%, 04/22/2032	400,000	355,644
3.10%, 02/24/2033	100,000	89,402
3.81%, 04/23/2029	400,000	393,310
4.02%, 10/31/2038	200,000	170,317
4.15%, 01/21/2029	100,000	99,051
4.22%, 05/01/2029	400,000	395,833
4.59%, 04/20/2030	100,000	98,924
4.94%, 10/21/2036	100,000	94,581
5.02%, 10/23/2035	400,000	384,897
5.07%, 01/21/2037	100,000	95,245
5.33%, 07/23/2035	70,000	68,806
5.43%, 06/03/2037	100,000	97,693
5.54%, 01/28/2036	100,000	99,238
5.54%, 01/21/2047	65,000	59,858
5.56%, 11/19/2045	200,000	185,564
5.66%, 07/21/2037	100,000	99,545
5.73%, 01/28/2056	200,000	185,607
6.75%, 10/01/2037	200,000	212,432
HSBC Holdings PLC
2.01%, 09/22/2028	400,000	388,046
2.80%, 05/24/2032	400,000	357,711
4.62%, 11/06/2031	200,000	195,508
4.95%, 03/31/2030	400,000	400,651
5.29%, 11/19/2030	400,000	402,249
5.79%, 05/13/2036	200,000	201,545
6.50%, 09/15/2037	200,000	211,321
7.40%, 11/13/2034	200,000	218,386
Huntington Bancshares, Inc.
5.71%, 02/02/2035	100,000	100,351
ING Groep NV
4.05%, 04/09/2029	200,000	196,139
4.80%, 03/23/2032	200,000	196,487
5.34%, 03/19/2030	200,000	202,252
JPMorgan Chase & Co.
2.96%, 05/13/2031	400,000	370,818
3.33%, 04/22/2052	200,000	131,137
3.96%, 11/15/2048	200,000	150,449
4.01%, 04/23/2029	400,000	395,265
4.45%, 12/05/2029	400,000	396,949
4.81%, 10/22/2036	100,000	94,948
4.90%, 01/22/2037	50,000	47,705
4.91%, 07/25/2033	200,000	197,363
4.95%, 10/22/2035	200,000	193,678
5.00%, 07/22/2030	400,000	400,710
5.14%, 01/24/2031	400,000	401,460
5.15%, 04/23/2037	50,000	48,483

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.29%, 07/22/2035	$80,000	$79,320
5.35%, 06/01/2034	200,000	200,292
5.50%, 01/24/2036	65,000	65,093
5.57%, 04/22/2036	80,000	80,377
5.58%, 04/22/2030	400,000	406,668
5.58%, 07/23/2036	100,000	99,062
5.60%, 07/15/2041	200,000	197,286
5.72%, 09/14/2033	200,000	203,688
6.25%, 10/23/2034	200,000	209,943
6.40%, 05/15/2038	200,000	214,155
KeyCorp
2.55%, 10/01/2029	200,000	186,261
Kreditanstalt fuer Wiederaufbau
3.50%, 05/15/2029	200,000	195,615
3.75%, 02/15/2028	500,000	496,194
3.88%, 06/15/2028	200,000	198,598
4.38%, 02/28/2034	400,000	394,054
Lloyds Banking Group PLC
4.34%, 01/09/2048	200,000	156,935
4.38%, 03/22/2028	400,000	398,178
M&T Bank Corp.
5.39%, 01/16/2036	25,000	24,484
Manufacturers & Traders Trust Co.
4.70%, 01/27/2028	250,000	250,141
Mitsubishi UFJ Financial Group, Inc.
3.75%, 07/18/2039	200,000	165,432
3.96%, 03/02/2028	400,000	396,220
5.13%, 07/20/2033	200,000	198,674
5.43%, 04/17/2035	200,000	199,158
Mizuho Financial Group, Inc.
5.75%, 07/06/2034	400,000	407,389
Morgan Stanley
1.79%, 02/13/2032	400,000	344,857
2.48%, 09/16/2036	250,000	214,567
2.70%, 01/22/2031	250,000	230,980
4.30%, 01/27/2045	100,000	80,633
4.65%, 10/18/2030	250,000	247,259
4.71%, 03/12/2032	200,000	195,464
5.07%, 01/30/2037	100,000	95,944
5.25%, 04/21/2034	200,000	198,058
5.30%, 04/10/2037	100,000	97,047
5.32%, 07/19/2035	200,000	197,187
5.52%, 11/19/2055	200,000	183,030
5.59%, 01/18/2036	200,000	200,505
5.60%, 03/24/2051	100,000	93,194
6.38%, 07/24/2042	200,000	208,559
Morgan Stanley VRS
3.59%, 07/22/2028(1)	400,000	395,625
Morgan Stanley Bank NA
5.02%, 01/12/2029	400,000	401,859
Morgan Stanley Private Bank NA
4.47%, 11/19/2031	250,000	243,326
4.73%, 07/18/2031	100,000	98,709
NatWest Group PLC
4.98%, 06/18/2032	200,000	197,859
5.08%, 01/27/2030	400,000	401,256
Northern Trust Corp.
1.95%, 05/01/2030	50,000	45,188
Oesterreichische Kontrollbank AG
3.75%, 01/15/2031	200,000	194,389
PNC Bank, N.A.
2.70%, 10/22/2029	300,000	279,903
Security Description	Shares or Principal Amount	Value

Banks (continued)
4.05%, 07/26/2028	$400,000	$394,869
PNC Financial Services Group, Inc.
2.55%, 01/22/2030	50,000	46,242
3.45%, 04/23/2029	400,000	387,438
5.37%, 07/21/2036	50,000	49,417
5.58%, 06/12/2029	400,000	405,873
5.58%, 01/29/2036	50,000	50,221
6.88%, 10/20/2034	100,000	108,443
Regions Financial Corp.
5.72%, 06/06/2030	200,000	204,091
Royal Bank of Canada
4.97%, 01/24/2029	400,000	401,842
4.97%, 08/02/2030	200,000	200,452
5.15%, 02/04/2031	200,000	200,747
Santander Holdings USA, Inc.
6.50%, 03/09/2029	200,000	204,657
Santander UK Group Holdings PLC
6.53%, 01/10/2029	200,000	204,506
State Street Corp.
4.54%, 02/28/2028	400,000	400,782
5.16%, 05/18/2034	200,000	198,940
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	200,000	179,229
5.72%, 09/14/2028	400,000	407,675
5.80%, 07/08/2046	100,000	95,140
5.84%, 07/09/2044	200,000	193,218
Toronto-Dominion Bank
4.46%, 06/08/2032	100,000	96,995
4.78%, 12/17/2029	200,000	200,213
4.93%, 10/15/2035	50,000	47,971
5.52%, 07/17/2028	200,000	203,191
Truist Financial Corp.
4.87%, 01/26/2029	400,000	400,675
4.96%, 10/23/2036	30,000	28,549
5.28%, 04/23/2037	50,000	48,431
5.71%, 01/24/2035	200,000	202,026
UBS AG
4.63%, 02/16/2032	250,000	245,615
5.65%, 09/11/2028	200,000	204,291
US Bancorp
5.05%, 02/12/2031	200,000	200,081
5.42%, 02/12/2036	50,000	49,920
5.47%, 07/27/2037	50,000	49,504
5.68%, 01/23/2035	200,000	202,777
US Bancorp.
5.38%, 01/23/2030	200,000	202,480
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	375,379
3.07%, 04/30/2041	100,000	73,809
3.35%, 03/02/2033	400,000	363,828
3.90%, 05/01/2045	200,000	151,632
4.61%, 04/25/2053	200,000	160,315
4.90%, 07/25/2033	100,000	98,224
4.96%, 01/23/2037	100,000	95,411
5.01%, 04/04/2051	200,000	171,460
5.20%, 01/23/2030	400,000	403,104
5.24%, 01/24/2031	300,000	301,987
5.56%, 07/25/2034	200,000	201,594
5.57%, 07/25/2029	100,000	101,510
5.61%, 04/23/2036	50,000	50,307
6.30%, 10/23/2029	200,000	206,219

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Westpac Banking Corp.
5.54%, 11/17/2028	$400,000	$409,236
5.62%, 11/20/2035	200,000	198,016
		40,889,632
Beverages — 0.7%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	100,000	95,121
4.90%, 02/01/2046	200,000	174,892
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	200,000	191,350
4.44%, 10/06/2048	100,000	80,908
4.75%, 01/23/2029	200,000	200,556
5.45%, 01/23/2039	100,000	99,156
5.55%, 01/23/2049	100,000	94,303
5.80%, 01/23/2059	100,000	96,920
Coca-Cola Co.
2.50%, 03/15/2051	100,000	56,371
3.45%, 03/25/2030	400,000	385,387
5.00%, 05/13/2034	100,000	100,774
5.20%, 01/14/2055	100,000	90,698
5.40%, 05/13/2064	50,000	45,727
Coca-Cola Femsa SAB de CV
1.85%, 09/01/2032	200,000	165,130
Constellation Brands, Inc.
3.15%, 08/01/2029	200,000	190,418
4.10%, 02/15/2048	100,000	75,216
Diageo Capital PLC
2.38%, 10/24/2029	200,000	185,913
3.88%, 04/29/2043	100,000	77,408
Keurig Dr Pepper, Inc.
4.05%, 04/15/2032	200,000	188,098
4.50%, 04/15/2052	50,000	38,462
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	30,000	29,817
6.63%, 03/26/2056*	20,000	20,216
Molson Coors Beverage Co.
4.20%, 07/15/2046	100,000	76,300
PepsiCo., Inc.
2.88%, 10/15/2049	100,000	62,623
3.00%, 10/15/2027	400,000	394,078
4.45%, 04/14/2046	100,000	83,726
5.00%, 02/07/2035	100,000	98,806
5.25%, 07/17/2054	100,000	91,937
		3,490,311
Biotechnology — 0.4%
Amgen, Inc.
4.05%, 08/18/2029	200,000	196,123
4.40%, 05/01/2045	100,000	81,305
4.66%, 06/15/2051	100,000	80,774
5.15%, 03/02/2028	100,000	100,770
5.15%, 11/15/2041	200,000	185,275
5.25%, 03/02/2033	200,000	200,445
5.60%, 03/02/2043	100,000	95,851
5.65%, 03/02/2053	100,000	92,952
5.75%, 03/02/2063	100,000	92,301
Biogen, Inc.
2.25%, 05/01/2030	200,000	181,517
Gilead Sciences, Inc.
1.65%, 10/01/2030	200,000	176,239
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
4.75%, 03/01/2046	$100,000	$85,857
5.60%, 11/15/2064	100,000	92,647
5.65%, 12/01/2041	100,000	98,941
Royalty Pharma PLC
3.55%, 09/02/2050	100,000	66,607
5.15%, 09/02/2029	200,000	201,797
		2,029,401
Building Materials — 0.2%
Amrize Finance US LLC
4.95%, 04/07/2030	50,000	49,976
5.40%, 04/07/2035	25,000	24,873
Carlisle Cos., Inc.
2.75%, 03/01/2030	100,000	92,880
Carrier Global Corp.
3.58%, 04/05/2050	100,000	68,841
5.90%, 03/15/2034	100,000	103,398
Cemex SAB de CV
5.75%, 06/05/2036	35,000	34,181
CRH America Finance, Inc.
5.00%, 02/09/2036	50,000	47,939
CRH SMW Finance DAC
5.20%, 05/21/2029	200,000	201,691
Eagle Materials, Inc.
5.00%, 03/15/2036	25,000	23,578
Fortune Brands Innovations, Inc.
5.88%, 06/01/2033	25,000	25,716
Johnson Controls International PLC
4.63%, 07/02/2044	100,000	84,775
Martin Marietta Materials, Inc.
5.50%, 12/01/2054	50,000	45,184
Owens Corning
5.95%, 06/15/2054	50,000	47,931
Trane Technologies Financing, Ltd.
3.80%, 03/21/2029	100,000	97,726
Trane Technologies HoldCo., Ltd.
5.75%, 06/15/2043	50,000	49,727
Vulcan Materials Co.
5.70%, 12/01/2054	50,000	46,870
		1,045,286
Chemicals — 0.4%
Air Products & Chemicals, Inc.
2.80%, 05/15/2050	100,000	61,245
4.60%, 02/08/2029	200,000	199,834
CF Industries, Inc.
5.38%, 03/15/2044	100,000	91,497
Dow Chemical Co.
5.35%, 03/15/2035	200,000	194,960
5.95%, 03/15/2055	100,000	90,245
DuPont de Nemours, Inc.
5.32%, 11/15/2038	200,000	192,491
Eastman Chemical Co.
4.65%, 10/15/2044	50,000	41,332
Ecolab, Inc.
2.70%, 12/15/2051	50,000	28,983
LYB International Finance III LLC
5.50%, 03/01/2034	200,000	196,504
LyondellBasell Industries NV
4.63%, 02/26/2055	100,000	73,599
Nutrien, Ltd.
5.40%, 06/21/2034	100,000	100,038
5.80%, 03/27/2053	100,000	94,917

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals (continued)
PPG Industries, Inc.
3.75%, 03/15/2028	$400,000	$394,775
Sherwin-Williams Co.
4.50%, 06/01/2047	100,000	81,161
Westlake Corp.
3.38%, 08/15/2061	100,000	56,101
		1,897,682
Commercial Services — 0.4%
Global Payments, Inc.
5.40%, 08/15/2032	100,000	98,535
5.55%, 11/15/2035	50,000	47,619
5.95%, 08/15/2052	50,000	45,350
Johns Hopkins University
4.71%, 07/01/2032	50,000	49,489
Leland Stanford Junior University
2.41%, 06/01/2050	100,000	55,255
Moody's Corp.
5.00%, 08/05/2034	200,000	195,754
PayPal Holdings, Inc.
5.05%, 06/01/2052	100,000	84,919
5.15%, 06/01/2034	100,000	97,971
President & Fellows of Harvard College
3.75%, 11/15/2052	200,000	145,268
S&P Global, Inc.
4.25%, 05/01/2029	200,000	197,487
4.75%, 08/01/2028	200,000	200,562
Trustees of Princeton University
2.52%, 07/01/2050	200,000	118,727
University of Southern California
5.25%, 10/01/2111	200,000	172,610
Verisk Analytics, Inc.
4.13%, 03/15/2029	400,000	393,331
		1,902,877
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	30,000	28,889
Apple, Inc.
1.40%, 08/05/2028	100,000	94,485
1.65%, 05/11/2030	400,000	359,107
1.65%, 02/08/2031	400,000	352,211
2.65%, 02/08/2051	300,000	171,962
3.85%, 05/04/2043	300,000	238,346
4.65%, 02/23/2046	300,000	257,809
Dell International LLC/EMC Corp.
4.75%, 10/06/2032	30,000	29,145
5.10%, 02/15/2036	50,000	47,988
5.30%, 10/01/2029	400,000	404,465
5.75%, 02/01/2033	200,000	203,951
8.35%, 07/15/2046	20,000	24,202
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	200,000	197,059
5.00%, 10/15/2034	200,000	191,628
HP, Inc.
5.50%, 01/15/2033	200,000	201,489
International Business Machines Corp.
3.50%, 05/15/2029	400,000	386,655
4.25%, 05/15/2049	200,000	144,627
5.20%, 02/10/2035	400,000	389,824
		3,723,842
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.3%
Estee Lauder Cos., Inc.
2.38%, 12/01/2029	$200,000	$185,045
5.15%, 05/15/2053	50,000	43,415
Haleon US Capital LLC
3.38%, 03/24/2029	250,000	241,811
Kenvue, Inc.
5.05%, 03/22/2028	200,000	201,375
5.05%, 03/22/2053	100,000	86,658
Procter & Gamble Co.
1.20%, 10/29/2030	200,000	173,915
1.95%, 04/23/2031	200,000	177,357
Unilever Capital Corp.
2.63%, 08/12/2051	100,000	58,571
4.88%, 09/08/2028	200,000	201,683
		1,369,830
Distribution/Wholesale — 0.0%
WW Grainger, Inc.
		85,363
Diversified Financial Services — 1.2%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	144,196
3.30%, 01/30/2032	150,000	135,705
3.40%, 10/29/2033	150,000	131,026
5.38%, 12/15/2031	150,000	150,583
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	220,710
American Express Co.
4.35%, 07/20/2029	50,000	49,710
4.80%, 10/24/2036	100,000	94,769
5.28%, 07/27/2029	400,000	404,204
5.28%, 07/26/2035	200,000	198,561
6.49%, 10/30/2031	200,000	211,278
Ameriprise Financial, Inc.
5.70%, 12/15/2028	200,000	204,660
Ares Management Corp.
6.38%, 11/10/2028	200,000	206,011
BGC Group, Inc.
6.60%, 06/10/2029	100,000	102,781
Blue Owl Finance LLC
6.25%, 04/18/2034	50,000	48,418
Brookfield Asset Management, Ltd.
5.30%, 01/15/2036	20,000	19,167
5.80%, 04/24/2035	30,000	29,974
6.08%, 09/15/2055	20,000	19,239
Capital One Financial Corp.
6.18%, 01/30/2036	100,000	100,289
6.38%, 06/08/2034	200,000	208,352
7.62%, 10/30/2031	200,000	217,495
Charles Schwab Corp.
5.85%, 05/19/2034	100,000	102,891
6.14%, 08/24/2034	100,000	104,441
CME Group, Inc.
2.65%, 03/15/2032	200,000	178,584
Franklin Resources, Inc.
1.60%, 10/30/2030	200,000	174,984
Intercontinental Exchange, Inc.
3.00%, 09/15/2060	100,000	55,144
4.60%, 03/15/2033	200,000	193,121
4.95%, 06/15/2052	100,000	85,591

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
4.15%, 01/23/2030	$100,000	$95,962
5.50%, 02/15/2036	50,000	47,315
6.20%, 04/14/2034	100,000	100,905
Lazard Group LLC
4.50%, 09/19/2028	200,000	198,574
LPL Holdings, Inc.
5.20%, 03/15/2030	100,000	99,872
Mastercard, Inc.
2.95%, 06/01/2029	400,000	382,950
3.85%, 03/26/2050	200,000	147,300
Nasdaq, Inc.
5.95%, 08/15/2053	100,000	96,415
Nomura Holdings, Inc.
5.78%, 07/03/2034	200,000	202,943
ORIX Corp.
4.00%, 04/13/2032	20,000	18,916
4.45%, 09/09/2030	50,000	48,920
4.65%, 09/10/2029	50,000	49,815
Raymond James Financial, Inc.
4.90%, 09/11/2035	50,000	47,704
4.95%, 07/15/2046	50,000	42,875
Sumisho Air Lease Corp.
2.88%, 01/15/2032	100,000	88,519
4.50%, 03/24/2029*	30,000	29,638
4.85%, 03/24/2031*	35,000	34,356
5.10%, 03/01/2029	200,000	200,353
Synchrony Financial
3.95%, 12/01/2027	400,000	395,470
6.00%, 07/29/2036	20,000	19,718
TPG Operating Group II LP
5.38%, 01/15/2036	20,000	19,248
Visa, Inc.
3.80%, 02/12/2029	300,000	295,518
4.30%, 12/14/2045	200,000	164,753
		6,619,923
Electric — 2.9%
AEP Texas, Inc.
3.45%, 05/15/2051	200,000	127,662
5.85%, 10/15/2055	20,000	18,585
AEP Transmission Co. LLC
5.40%, 03/15/2053	200,000	181,719
AES Corp.
5.80%, 03/15/2032	200,000	201,053
Alabama Power Co.
3.75%, 03/01/2045	100,000	74,552
Ameren Corp.
5.38%, 03/15/2035	50,000	49,510
Arizona Public Service Co.
5.55%, 08/01/2033	200,000	201,657
Baltimore Gas & Electric Co.
4.55%, 06/01/2052	200,000	157,466
5.40%, 06/01/2053	100,000	89,540
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	200,000	143,129
6.13%, 04/01/2036	200,000	208,556
Black Hills Corp.
6.00%, 01/15/2035	25,000	25,399
CenterPoint Energy Houston Electric LLC
3.35%, 04/01/2051	200,000	132,419
Security Description	Shares or Principal Amount	Value

Electric (continued)
CenterPoint Energy, Inc.
6.85%, 02/15/2055	$50,000	$51,759
Commonwealth Edison Co.
3.65%, 06/15/2046	200,000	143,921
3.80%, 10/01/2042	200,000	155,146
Connecticut Light & Power Co.
4.00%, 04/01/2048	200,000	151,939
Consolidated Edison Co. of New York, Inc.
4.50%, 05/15/2058	200,000	153,036
5.70%, 05/15/2054	200,000	187,085
Constellation Energy Generation LLC
6.25%, 10/01/2039	200,000	204,303
Consumers Energy Co.
4.05%, 05/15/2048	150,000	114,183
4.63%, 05/15/2033	200,000	193,774
Dominion Energy South Carolina, Inc.
6.05%, 01/15/2038	200,000	207,418
Dominion Energy, Inc.
4.25%, 06/01/2028	200,000	198,501
4.70%, 12/01/2044	200,000	166,082
5.35%, 06/15/2036	20,000	19,455
6.00%, 02/15/2056	35,000	34,644
6.15%, 12/15/2056	25,000	24,733
6.20%, 02/15/2056	30,000	29,533
6.63%, 05/15/2055	100,000	100,751
7.00%, 06/01/2054	50,000	52,167
DTE Electric Co.
3.70%, 03/15/2045	200,000	148,890
4.85%, 03/01/2036	20,000	19,105
5.25%, 05/15/2035	20,000	19,820
DTE Energy Co.
4.88%, 06/01/2028	200,000	200,532
6.20%, 07/01/2058	20,000	19,923
Duke Energy Carolinas LLC
4.95%, 01/15/2033	400,000	396,512
5.35%, 01/15/2053	200,000	179,747
Duke Energy Corp.
4.95%, 09/15/2035	25,000	23,955
5.00%, 08/15/2052	200,000	165,161
Duke Energy Florida LLC
3.40%, 10/01/2046	200,000	138,731
Duke Energy Indiana LLC
5.40%, 04/01/2053	200,000	179,699
Entergy Louisiana LLC
4.20%, 09/01/2048	20,000	15,346
5.15%, 09/15/2034	200,000	198,041
5.65%, 04/15/2056	50,000	46,456
5.80%, 03/15/2055	200,000	189,733
Evergy Kansas Central, Inc.
5.25%, 03/15/2035	20,000	19,708
5.90%, 11/15/2033	200,000	207,292
Exelon Corp.
5.15%, 03/15/2028	200,000	201,354
6.50%, 03/15/2055	50,000	50,746
FirstEnergy Transmission LLC
4.55%, 01/15/2030	200,000	197,284
4.75%, 01/15/2033	50,000	48,401
Florida Power & Light Co.
2.45%, 02/03/2032	400,000	353,690
5.60%, 02/15/2066	50,000	45,365
5.70%, 03/15/2055	200,000	189,236
Georgia Power Co.
4.95%, 05/17/2033	200,000	197,762

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
5.13%, 05/15/2052	$25,000	$22,020
5.25%, 03/15/2034	200,000	199,558
Indiana Michigan Power Co.
5.60%, 03/15/2056	25,000	23,026
5.63%, 04/01/2053	100,000	93,019
Interstate Power & Light Co.
3.60%, 04/01/2029	200,000	193,975
5.45%, 09/30/2054	25,000	22,426
5.60%, 06/29/2035	50,000	50,272
Jersey Central Power & Light Co.
5.10%, 01/15/2035	25,000	24,434
Kentucky Utilities Co.
5.13%, 11/01/2040	200,000	186,468
Louisville Gas & Electric Co.
5.85%, 08/15/2055	50,000	47,862
National Grid PLC
5.41%, 06/09/2036	20,000	19,498
National Rural Utilities Cooperative Finance Corp.
2.40%, 03/15/2030	200,000	183,728
5.05%, 09/15/2028	200,000	201,433
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	190,143
4.90%, 02/28/2028	200,000	200,896
5.05%, 02/28/2033	200,000	197,173
5.25%, 02/28/2053	200,000	171,691
6.63%, 10/01/2066	50,000	48,699
Northern States Power Co.
2.90%, 03/01/2050	400,000	250,851
NSTAR Electric Co.
5.40%, 06/01/2034	200,000	200,490
Oglethorpe Power Corp.
6.20%, 12/01/2053	50,000	49,379
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	200,000	201,889
Oncor Electric Delivery Co. LLC
3.70%, 11/15/2028	300,000	294,041
5.55%, 06/15/2054	200,000	184,009
Pacific Gas & Electric Co.
4.50%, 07/01/2040	45,000	37,805
4.55%, 07/01/2030	600,000	586,680
4.95%, 07/01/2050	200,000	161,354
6.00%, 05/01/2056	30,000	27,617
6.70%, 04/01/2053	200,000	201,320
PacifiCorp
2.70%, 09/15/2030	400,000	364,154
5.80%, 04/15/2036	25,000	25,073
5.80%, 01/15/2055	200,000	180,703
Public Service Co. of Colorado
1.88%, 06/15/2031	25,000	21,658
3.60%, 09/15/2042	100,000	75,030
5.25%, 04/01/2053	100,000	87,568
5.75%, 05/15/2054	30,000	28,220
5.85%, 05/15/2055	20,000	19,076
Public Service Co. of Oklahoma
5.45%, 01/15/2036	25,000	24,703
Public Service Electric & Gas Co.
3.20%, 05/15/2029	200,000	192,837
5.45%, 08/01/2053	200,000	183,777
Puget Sound Energy, Inc.
5.76%, 10/01/2039	200,000	199,005
San Diego Gas & Electric Co.
5.20%, 03/15/2036	25,000	24,416
Security Description	Shares or Principal Amount	Value

Electric (continued)
5.40%, 04/15/2035	$200,000	$199,359
Sempra
6.88%, 10/01/2054	50,000	50,760
Sierra Pacific Power Co.
6.38%, 09/15/2056	15,000	14,916
Southern California Edison Co.
3.65%, 02/01/2050	100,000	66,147
4.00%, 04/01/2047	100,000	71,402
4.13%, 03/01/2048	100,000	72,312
4.20%, 03/01/2029	200,000	196,396
5.15%, 06/01/2029	200,000	200,993
5.20%, 06/01/2034	200,000	195,332
Southern Co.
3.70%, 04/30/2030	200,000	191,859
4.25%, 07/01/2036	30,000	27,033
4.40%, 07/01/2046	50,000	40,020
4.85%, 03/15/2035	50,000	47,809
5.20%, 06/15/2033	30,000	29,767
5.70%, 03/15/2034	30,000	30,561
6.38%, 03/15/2055	50,000	50,623
Southwestern Electric Power Co.
5.90%, 04/01/2056	30,000	28,117
Southwestern Public Service Co.
5.88%, 08/15/2056	25,000	23,724
Tampa Electric Co.
5.15%, 03/01/2035	200,000	196,251
Tucson Electric Power Co.
5.20%, 09/15/2034	200,000	198,435
Union Electric Co.
5.13%, 03/15/2055	100,000	86,860
5.45%, 03/15/2053	100,000	91,218
Virginia Electric & Power Co.
2.30%, 11/15/2031	200,000	175,725
4.95%, 03/15/2036	50,000	47,566
5.70%, 03/15/2056	25,000	23,224
Vistra Operations Co. LLC
5.00%, 04/30/2031*	50,000	49,232
5.55%, 04/30/2036*	50,000	48,659
Wisconsin Electric Power Co.
5.63%, 05/15/2033	200,000	206,014
Wisconsin Power & Light Co.
3.95%, 09/01/2032	30,000	28,274
Xcel Energy, Inc.
5.60%, 04/15/2035	25,000	25,004
		15,663,734
Electronics — 0.1%
Amphenol Corp.
4.63%, 02/15/2036	40,000	37,702
5.38%, 11/15/2054	100,000	91,491
Emerson Electric Co.
2.80%, 12/21/2051	100,000	59,673
Flex, Ltd.
5.38%, 11/13/2035	20,000	19,130
Fortive Corp.
4.75%, 05/15/2031	50,000	49,126
Honeywell International, Inc.
4.50%, 01/15/2034	200,000	192,035
Hubbell, Inc.
4.65%, 06/15/2031	20,000	19,719
5.15%, 06/15/2036	20,000	19,439

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics (continued)
Tyco Electronics Group SA
4.88%, 02/09/2036	$25,000	$23,944
		512,259
Environmental Control — 0.1%
Republic Services, Inc.
2.30%, 03/01/2030	200,000	183,505
5.00%, 04/01/2034	100,000	98,756
Waste Connections, Inc.
2.60%, 02/01/2030	100,000	93,075
2.95%, 01/15/2052	50,000	30,470
Waste Management, Inc.
4.95%, 03/15/2035	100,000	97,971
5.35%, 10/15/2054	100,000	92,076
		595,853
Food — 0.5%
Campbell's Co.
4.80%, 03/15/2048	100,000	77,684
Conagra Brands, Inc.
1.38%, 11/01/2027	200,000	191,845
5.40%, 11/01/2048	50,000	42,226
Flowers Foods, Inc.
6.20%, 03/15/2055	50,000	39,808
General Mills, Inc.
4.70%, 04/17/2048	100,000	81,715
5.50%, 10/17/2028	200,000	203,491
Hershey Co.
2.45%, 11/15/2029	100,000	93,121
2.65%, 06/01/2050	100,000	58,522
J.M. Smucker Co.
2.38%, 03/15/2030	100,000	91,836
6.50%, 11/15/2053	50,000	52,156
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	200,000	195,119
6.50%, 12/01/2052	100,000	96,676
6.75%, 03/15/2034	92,000	98,623
Kraft Heinz Foods Co.
4.38%, 06/01/2046	22,000	16,932
5.00%, 07/15/2035	200,000	191,029
5.20%, 07/15/2045	100,000	86,007
Kroger Co.
1.70%, 01/15/2031	200,000	174,207
5.50%, 09/15/2054	100,000	89,989
5.65%, 09/15/2064	100,000	89,196
Mondelez International, Inc.
2.75%, 04/13/2030	200,000	185,661
Pilgrim's Pride Corp.
6.25%, 07/01/2033	100,000	102,623
Sysco Corp.
3.15%, 12/14/2051	100,000	60,586
6.60%, 04/01/2050	50,000	50,976
Tyson Foods, Inc.
4.88%, 08/15/2034	200,000	191,884
		2,561,912
Forest Products & Paper — 0.0%
International Paper Co.
4.35%, 08/15/2048	50,000	38,007
6.00%, 11/15/2041	100,000	98,751
Security Description	Shares or Principal Amount	Value

Forest Products & Paper (continued)
Suzano Austria GmbH
3.13%, 01/15/2032	$100,000	$87,522
		224,280
Gas — 0.3%
Atmos Energy Corp.
4.30%, 10/01/2048	200,000	157,412
NiSource, Inc.
3.60%, 05/01/2030	100,000	95,415
6.38%, 03/31/2055	100,000	101,515
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	600,000	580,225
Southern California Gas Co.
5.20%, 06/01/2033	200,000	199,973
6.35%, 11/15/2052	200,000	202,661
Southern Co. Gas Capital Corp.
5.88%, 03/15/2041	200,000	199,671
Southwest Gas Corp.
2.20%, 06/15/2030	200,000	180,086
		1,716,958
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
4.25%, 11/15/2028	100,000	99,057
4.85%, 11/15/2048	50,000	40,829
		139,886
Health Care-Products — 0.4%
Abbott Laboratories
4.00%, 03/15/2031	50,000	48,321
4.30%, 03/15/2033	100,000	95,820
4.65%, 03/15/2036	100,000	94,995
4.75%, 03/15/2038	50,000	47,029
4.75%, 04/15/2043	15,000	13,254
4.90%, 11/30/2046	100,000	88,222
5.50%, 03/15/2056	100,000	93,195
6.00%, 04/01/2039	100,000	104,902
Baxter International, Inc.
3.13%, 12/01/2051	100,000	57,353
Boston Scientific Corp.
4.70%, 03/01/2049	100,000	84,971
Danaher Corp.
2.80%, 12/10/2051	100,000	59,026
GE HealthCare Technologies, Inc.
6.38%, 11/22/2052	100,000	101,629
Medtronic, Inc.
4.63%, 03/15/2045	100,000	86,175
Solventum Corp.
5.40%, 03/01/2029	139,000	140,734
5.90%, 04/30/2054	100,000	94,136
Stryker Corp.
2.90%, 06/15/2050	100,000	62,382
4.70%, 02/10/2028	200,000	200,307
Thermo Fisher Scientific, Inc.
2.00%, 10/15/2031	400,000	347,745
4.90%, 02/12/2036	50,000	48,340
5.55%, 02/12/2046	50,000	47,469
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	177,444
		2,093,449
Health Care-Services — 1.2%
Aetna, Inc.
6.75%, 12/15/2037	100,000	106,691

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Services (continued)
Ascension Health
2.53%, 11/15/2029	$100,000	$93,315
3.95%, 11/15/2046	150,000	115,515
Cigna Group
4.38%, 10/15/2028	400,000	397,314
4.80%, 07/15/2046	200,000	168,632
4.90%, 12/15/2048	100,000	84,211
5.40%, 03/15/2033	200,000	201,948
CommonSpirit Health
4.35%, 11/01/2042	100,000	83,988
5.55%, 12/01/2054	100,000	90,488
Elevance Health, Inc.
2.25%, 05/15/2030	200,000	181,938
5.13%, 02/15/2053	100,000	85,039
5.20%, 02/15/2035	200,000	196,862
5.50%, 10/15/2032	200,000	203,212
5.70%, 02/15/2055	100,000	92,333
5.85%, 11/01/2064	20,000	18,584
HCA, Inc.
4.63%, 03/15/2052	100,000	77,092
5.25%, 06/15/2049	100,000	85,564
5.63%, 09/01/2028	200,000	202,580
5.75%, 03/01/2035	200,000	201,656
5.95%, 09/15/2054	100,000	93,017
6.00%, 04/01/2054	100,000	93,819
Humana, Inc.
4.88%, 04/01/2030	200,000	198,455
5.75%, 04/15/2054	100,000	89,025
Kaiser Foundation Hospitals
4.15%, 05/01/2047	200,000	157,324
Laboratory Corp. of America Holdings
4.35%, 04/01/2030	200,000	196,032
New York & Presbyterian Hospital
3.95%, 08/01/2119	150,000	97,601
Northwell Healthcare, Inc.
4.26%, 11/01/2047	100,000	77,676
NYU Langone Hospitals
5.75%, 07/01/2043	150,000	146,553
Quest Diagnostics, Inc.
4.63%, 12/15/2029	200,000	198,811
4.70%, 03/30/2045	100,000	86,490
Sutter Health
2.29%, 08/15/2030	200,000	181,061
UnitedHealth Group, Inc.
3.85%, 06/15/2028	200,000	197,560
3.88%, 12/15/2028	200,000	196,837
4.20%, 01/15/2047	200,000	156,119
4.50%, 04/15/2033	200,000	192,339
5.15%, 07/15/2034	200,000	198,385
5.20%, 04/15/2063	100,000	84,860
5.35%, 02/15/2033	200,000	202,134
5.63%, 07/15/2054	200,000	186,283
5.75%, 07/15/2064	100,000	92,507
5.80%, 03/15/2036	200,000	206,251
5.88%, 02/15/2053	150,000	144,382
		6,160,483
Household Products/Wares — 0.1%
Church & Dwight Co., Inc.
5.00%, 06/15/2052	100,000	86,571
Security Description	Shares or Principal Amount	Value

Household Products/Wares (continued)
Kimberly-Clark Corp.
2.88%, 02/07/2050	$100,000	$62,009
3.20%, 04/25/2029	200,000	192,551
		341,131
Insurance — 0.9%
Aegon, Ltd.
5.50%, 04/11/2048	200,000	199,789
Allstate Corp.
4.20%, 12/15/2046	100,000	77,763
5.05%, 06/24/2029	200,000	201,654
American Financial Group, Inc.
5.00%, 09/23/2035	20,000	18,988
American International Group, Inc.
4.38%, 06/30/2050	25,000	19,730
4.75%, 04/01/2048	25,000	21,021
5.13%, 03/27/2033	20,000	19,852
5.45%, 05/07/2035	50,000	50,036
American National Group Inc
5.75%, 10/01/2029	20,000	20,256
Aon Corp.
4.50%, 12/15/2028	200,000	199,082
Aon Corp./Aon Global Holdings PLC
3.90%, 02/28/2052	100,000	70,052
Aon North America, Inc.
5.75%, 03/01/2054	100,000	92,891
Arch Capital Group, Ltd.
5.95%, 06/15/2056	35,000	33,705
Arthur J Gallagher & Co.
5.50%, 03/02/2033	200,000	201,289
5.55%, 02/15/2055	100,000	89,961
Berkshire Hathaway Finance Corp.
2.50%, 01/15/2051	100,000	55,487
3.85%, 03/15/2052	100,000	71,896
4.20%, 08/15/2048	100,000	77,913
Brighthouse Financial, Inc.
5.63%, 05/15/2030	100,000	100,716
Brown & Brown, Inc.
2.38%, 03/15/2031	200,000	176,275
5.55%, 06/23/2035	50,000	49,028
Chubb INA Holdings LLC
4.35%, 11/03/2045	100,000	82,053
5.00%, 03/15/2034	200,000	197,139
CNA Financial Corp.
5.20%, 08/15/2035	20,000	19,275
Equitable Holdings, Inc.
5.00%, 04/20/2048	100,000	84,569
Everest Reinsurance Holdings, Inc.
3.50%, 10/15/2050	50,000	32,532
Fairfax Financial Holdings, Ltd.
6.35%, 03/22/2054	50,000	48,442
6.50%, 05/20/2055	100,000	98,766
Fidelity National Financial, Inc.
2.45%, 03/15/2031	25,000	22,002
Hartford Insurance Group, Inc.
2.80%, 08/19/2029	200,000	188,628
Jackson Financial, Inc.
3.13%, 11/23/2031	20,000	17,764
6.15%, 01/15/2037	20,000	19,551
Lincoln National Corp.
3.40%, 01/15/2031	200,000	186,281
5.35%, 11/15/2035	20,000	19,320

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Manulife Financial Corp.
3.70%, 03/16/2032	$100,000	$93,892
Markel Group, Inc.
6.00%, 05/16/2054	100,000	95,419
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	200,000	179,609
5.00%, 03/15/2035	200,000	194,410
5.40%, 03/15/2055	100,000	89,871
5.70%, 09/15/2053	25,000	23,473
MetLife, Inc.
4.55%, 03/23/2030	200,000	198,614
5.25%, 01/15/2054	200,000	177,927
5.88%, 02/06/2041	100,000	100,480
Old Republic International Corp.
5.70%, 06/01/2036	20,000	19,660
Principal Financial Group, Inc.
5.50%, 03/15/2053	100,000	92,274
Progressive Corp.
4.20%, 03/15/2048	100,000	78,217
Prudential Financial, Inc.
3.70%, 03/13/2051	100,000	69,334
3.91%, 12/07/2047	100,000	73,435
4.35%, 02/25/2050	100,000	77,780
6.50%, 03/15/2054	50,000	51,153
Reinsurance Group of America, Inc.
3.15%, 06/15/2030	50,000	46,645
3.90%, 05/15/2029	200,000	194,774
6.38%, 09/15/2056	25,000	24,395
Travelers Cos., Inc
5.35%, 11/01/2040	20,000	19,350
Travelers Cos., Inc.
5.05%, 07/24/2035	25,000	24,430
5.45%, 05/25/2053	100,000	91,774
Unum Group
4.13%, 06/15/2051	100,000	71,093
Willis North America, Inc.
5.05%, 09/15/2048	100,000	85,116
		5,036,831
Internet — 1.4%
Alibaba Group Holding, Ltd.
4.20%, 12/06/2047	200,000	156,268
4.50%, 11/28/2034	200,000	190,575
Alphabet, Inc.
1.10%, 08/15/2030	50,000	43,435
1.90%, 08/15/2040	100,000	64,124
2.25%, 08/15/2060	100,000	45,984
3.70%, 02/15/2029	60,000	58,768
4.10%, 11/15/2030	200,000	194,405
4.10%, 02/15/2031	70,000	67,858
4.38%, 11/15/2032	50,000	48,312
4.40%, 02/15/2033	100,000	95,925
4.50%, 05/15/2035	30,000	28,567
4.70%, 11/15/2035	100,000	95,213
4.80%, 02/15/2036	100,000	95,948
5.30%, 05/15/2065	35,000	29,649
5.35%, 11/15/2045	50,000	45,687
5.45%, 11/15/2055	75,000	66,657
5.65%, 02/15/2056	75,000	69,267
5.70%, 11/15/2075	65,000	57,588
5.75%, 02/15/2066	50,000	45,352
Security Description	Shares or Principal Amount	Value

Internet (continued)
Amazon.com, Inc.
3.10%, 05/12/2051	$100,000	$60,312
3.15%, 08/22/2027	400,000	395,340
3.60%, 04/13/2032	200,000	186,209
3.85%, 03/13/2028	400,000	396,241
3.95%, 04/13/2052	200,000	140,367
4.05%, 08/22/2047	200,000	149,072
4.25%, 03/13/2031	200,000	194,005
4.25%, 08/22/2057	200,000	144,310
4.55%, 03/13/2033	100,000	96,613
4.65%, 11/20/2035	100,000	94,225
4.80%, 07/09/2031	100,000	99,051
4.88%, 03/13/2036	150,000	143,558
5.10%, 07/09/2033	70,000	69,350
5.30%, 07/09/2036	100,000	98,254
5.45%, 11/20/2055	75,000	65,746
5.80%, 03/13/2056	125,000	114,938
5.95%, 03/13/2066	100,000	91,958
6.05%, 03/13/2076	75,000	69,334
6.10%, 07/09/2056	100,000	96,042
AppLovin Corp.
5.13%, 12/01/2029	200,000	200,236
eBay, Inc.
2.70%, 03/11/2030	200,000	184,771
Expedia Group, Inc.
3.25%, 02/15/2030	200,000	188,604
Meta Platforms, Inc.
3.50%, 08/15/2027	100,000	99,132
3.85%, 08/15/2032	100,000	92,658
4.20%, 11/15/2030	200,000	193,846
4.45%, 08/15/2052	100,000	71,232
4.55%, 05/15/2031	100,000	97,587
4.60%, 05/15/2028	200,000	200,372
4.60%, 11/15/2032	100,000	96,260
4.65%, 08/15/2062	40,000	27,818
4.75%, 08/15/2034	100,000	95,148
4.80%, 05/15/2030	400,000	399,219
4.88%, 11/15/2035	150,000	140,711
5.25%, 05/15/2036	150,000	143,815
5.40%, 08/15/2054	200,000	162,806
5.50%, 11/15/2045	100,000	86,503
5.55%, 08/15/2064	100,000	79,976
5.63%, 11/15/2055	100,000	83,637
5.75%, 05/15/2063	50,000	41,482
5.75%, 11/15/2065	100,000	82,460
6.20%, 05/15/2046	100,000	93,828
6.45%, 05/15/2066	100,000	91,606
Netflix, Inc.
5.40%, 08/15/2054	40,000	36,714
Uber Technologies, Inc.
5.35%, 09/15/2054	50,000	44,229
		7,239,157
Investment Companies — 0.2%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,935
5.25%, 04/12/2031	50,000	48,321
5.80%, 03/08/2032	30,000	29,523
5.88%, 03/01/2029	100,000	100,432
Ares Strategic Income Fund
5.55%, 04/15/2031	30,000	28,889
5.60%, 02/15/2030	50,000	49,034
6.20%, 03/21/2032	30,000	29,526

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
6.35%, 08/15/2029	$20,000	$20,156
Bain Capital Specialty Finance, Inc.
5.95%, 03/01/2031	15,000	14,395
Blackstone Private Credit Fund
6.00%, 11/22/2034	100,000	95,040
Blackstone Secured Lending Fund
5.13%, 01/31/2031	30,000	28,488
5.30%, 06/30/2030	20,000	19,387
5.90%, 05/21/2031	20,000	19,450
Blue Owl Capital Corp.
5.95%, 03/15/2029	30,000	29,936
6.20%, 07/15/2030	10,000	9,896
6.30%, 08/15/2031	10,000	9,872
Blue Owl Credit Income Corp.
6.65%, 03/15/2031	50,000	49,652
7.75%, 01/15/2029	50,000	51,444
Blue Owl Technology Finance Corp.
6.13%, 01/23/2031	25,000	24,016
6.75%, 04/04/2029	20,000	19,970
Carlyle Secured Lending, Inc.
5.75%, 02/15/2031	10,000	9,459
Goldman Sachs BDC, Inc.
5.65%, 09/09/2030	15,000	14,633
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031	30,000	29,466
6.15%, 06/16/2031*	25,000	24,676
6.25%, 05/06/2030	20,000	20,117
Golub Capital BDC, Inc.
6.00%, 07/15/2029	20,000	20,021
6.25%, 06/01/2031	20,000	19,694
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	49,352
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/2036	20,000	19,326
6.15%, 01/15/2031	50,000	50,810
Main Street Capital Corp.
6.95%, 03/01/2029	20,000	20,559
Morgan Stanley Direct Lending Fund
6.00%, 05/19/2030	10,000	9,851
MSD Investment Corp.
6.13%, 02/05/2031*	10,000	9,663
6.25%, 05/31/2030	10,000	9,834
North Haven Private Income Fund LLC
5.75%, 02/01/2030	10,000	9,693
Oaktree Specialty Lending Corp.
6.34%, 02/27/2030	10,000	9,907
Oaktree Strategic Credit Fund
6.50%, 07/23/2029	20,000	20,116
Sixth Street Lending Partners
6.13%, 07/15/2030	50,000	49,908
Sixth Street Specialty Lending, Inc.
5.65%, 08/15/2031	15,000	14,647
		1,185,094
Iron/Steel — 0.1%
ArcelorMittal SA
6.35%, 06/17/2054	50,000	50,583
6.55%, 11/29/2027	200,000	204,451
Nucor Corp.
6.40%, 12/01/2037	50,000	53,683
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Vale Overseas, Ltd.
3.75%, 07/08/2030	$200,000	$190,271
6.40%, 06/28/2054	100,000	99,125
		598,113
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
		48,418
Lodging — 0.1%
Las Vegas Sands Corp.
6.00%, 08/15/2029	200,000	204,053
Marriott International, Inc.
2.85%, 04/15/2031	400,000	364,112
Sands China, Ltd.
5.40%, 08/08/2028	200,000	201,194
		769,359
Machinery-Construction & Mining — 0.2%
Caterpillar Financial Services Corp.
4.50%, 05/15/2031	50,000	49,295
4.60%, 11/15/2027	400,000	401,027
4.70%, 11/15/2029	200,000	200,568
Caterpillar, Inc.
3.25%, 04/09/2050	100,000	67,192
4.75%, 05/15/2064	50,000	41,616
GE Vernova, Inc.
4.25%, 02/04/2031	50,000	48,753
4.88%, 02/04/2036	25,000	24,022
Vertiv Holdings Co.
4.85%, 03/15/2036	20,000	18,834
5.80%, 03/15/2056	20,000	18,398
5.95%, 03/15/2066	10,000	9,162
		878,867
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.95%, 06/25/2031	50,000	49,428
Deere & Co.
2.88%, 09/07/2049	100,000	62,632
5.45%, 01/16/2035	50,000	50,850
5.70%, 01/19/2055	100,000	97,484
Ingersoll Rand, Inc.
5.18%, 06/15/2029	100,000	101,333
5.70%, 06/15/2054	50,000	47,301
John Deere Capital Corp.
4.75%, 01/20/2028	200,000	200,953
4.95%, 07/14/2028	200,000	202,003
Otis Worldwide Corp.
3.36%, 02/15/2050	100,000	66,660
Regal Rexnord Corp.
6.05%, 04/15/2028	100,000	101,871
6.30%, 02/15/2030	50,000	51,693
Xylem, Inc.
2.25%, 01/30/2031	10,000	8,953
5.45%, 06/01/2036	10,000	10,003
		1,051,164
Media — 0.6%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.85%, 04/01/2061	100,000	54,602
4.80%, 03/01/2050	100,000	69,947
5.85%, 12/01/2035	50,000	46,689

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
6.38%, 10/23/2035	$200,000	$193,542
6.48%, 10/23/2045	200,000	173,418
6.55%, 06/01/2034	200,000	197,754
6.70%, 12/01/2055	25,000	22,064
6.83%, 10/23/2055	100,000	88,202
Comcast Corp.
2.65%, 02/01/2030	200,000	184,463
2.89%, 11/01/2051	150,000	79,435
2.94%, 11/01/2056	200,000	101,027
2.99%, 11/01/2063	100,000	48,419
3.45%, 02/01/2050	200,000	120,735
3.90%, 03/01/2038	200,000	163,364
5.17%, 01/15/2037*	397,000	369,836
5.35%, 05/15/2053	100,000	81,411
Fox Corp.
6.50%, 10/13/2033	200,000	209,928
NBCUniversal Media LLC
4.45%, 01/15/2043	200,000	171,348
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	130,000	126,533
5.65%, 07/15/2033*	70,000	67,062
5.88%, 07/15/2036*	120,000	112,090
6.60%, 07/15/2046*	30,000	26,756
6.65%, 07/15/2056*	40,000	35,398
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	100,000	109,327
Time Warner Cable LLC
6.75%, 06/15/2039	100,000	94,236
Walt Disney Co.
2.75%, 09/01/2049	100,000	59,076
3.60%, 01/13/2051	100,000	69,067
3.80%, 05/13/2060	100,000	68,510
4.70%, 03/23/2050	100,000	83,315
4.95%, 10/15/2045	100,000	87,906
		3,315,460
Mining — 0.2%
Barrick North America Finance LLC
5.75%, 05/01/2043	50,000	48,404
BHP Billiton Finance USA, Ltd.
5.25%, 09/08/2030	200,000	202,764
5.50%, 09/08/2053	100,000	93,965
Freeport-McMoRan, Inc.
5.45%, 03/15/2043	100,000	92,974
Newmont Corp.
4.88%, 03/15/2042	50,000	45,667
Rio Tinto Finance USA PLC
5.13%, 03/09/2053	100,000	87,975
5.25%, 03/14/2035	200,000	198,879
Rio Tinto Finance USA, Ltd.
7.13%, 07/15/2028	200,000	209,309
Southern Copper Corp.
5.25%, 11/08/2042	100,000	91,496
		1,071,433
Miscellaneous Manufacturing — 0.2%
3M Co.
2.88%, 10/15/2027	200,000	196,290
4.00%, 09/14/2048	100,000	74,813
5.15%, 03/15/2035	25,000	24,707
Eaton Corp.
4.15%, 03/15/2033	50,000	47,565
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing (continued)
4.20%, 03/06/2031	$200,000	$193,967
4.35%, 05/18/2028	100,000	99,766
4.70%, 08/23/2052	50,000	42,136
Parker-Hannifin Corp.
4.00%, 06/14/2049	100,000	75,501
4.25%, 09/15/2027	200,000	199,537
Textron, Inc.
3.38%, 03/01/2028	200,000	195,994
		1,150,276
Multi-National — 1.7%
African Development Bank
3.63%, 03/03/2031	100,000	96,586
4.00%, 03/18/2030	200,000	197,369
4.13%, 01/22/2036	100,000	95,291
Asian Development Bank
3.63%, 08/28/2029	200,000	195,810
3.75%, 04/25/2028	600,000	593,701
4.13%, 01/12/2034	400,000	387,707
4.25%, 01/14/2036	200,000	193,090
4.50%, 08/25/2028	500,000	501,994
Asian Infrastructure Investment Bank
4.50%, 01/16/2030	400,000	401,601
European Bank for Reconstruction & Development
4.13%, 01/25/2029	600,000	596,768
European Investment Bank
3.75%, 03/13/2031	150,000	145,787
3.88%, 10/15/2030	150,000	146,993
4.00%, 02/15/2029	600,000	595,110
4.13%, 02/13/2034	600,000	581,469
4.25%, 02/08/2036	150,000	144,782
4.50%, 10/16/2028	400,000	401,648
Inter-American Development Bank
3.63%, 09/17/2031	400,000	384,717
4.38%, 07/16/2035	200,000	195,161
4.50%, 02/15/2030	600,000	602,394
International Bank for Reconstruction & Development
0.88%, 05/14/2030	500,000	439,410
4.00%, 01/10/2031	1,000,000	982,688
4.00%, 05/06/2032	500,000	487,307
4.13%, 03/20/2030	500,000	495,771
4.63%, 01/15/2032	500,000	503,229
		9,366,383
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
		190,541
Oil & Gas — 1.1%
APA Corp.
4.25%, 01/15/2030	150,000	146,311
BP Capital Markets America, Inc.
3.00%, 02/24/2050	100,000	61,795
3.00%, 03/17/2052	100,000	60,778
3.38%, 02/08/2061	100,000	61,261
4.23%, 11/06/2028	200,000	198,324
4.81%, 02/13/2033	100,000	97,934
4.89%, 09/11/2033	100,000	98,115
5.23%, 11/17/2034	100,000	99,967
Canadian Natural Resources, Ltd.
4.95%, 06/01/2047	100,000	85,167
5.40%, 12/15/2034	100,000	99,403
Cenovus Energy, Inc.
5.40%, 06/15/2047	100,000	89,188

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas (continued)
Chevron Corp.
2.24%, 05/11/2030	$200,000	$183,001
3.08%, 05/11/2050	100,000	63,887
ConocoPhillips Co.
4.03%, 03/15/2062	100,000	69,032
5.50%, 01/15/2055	100,000	91,401
5.55%, 03/15/2054	100,000	92,196
6.95%, 04/15/2029	200,000	211,450
Devon Energy Corp.
5.20%, 09/15/2034	30,000	29,512
7.95%, 04/15/2032	200,000	226,415
Diamondback Energy, Inc.
5.40%, 04/18/2034	100,000	99,687
5.75%, 04/18/2054	100,000	93,047
EOG Resources, Inc.
4.38%, 04/15/2030	100,000	98,598
4.40%, 01/15/2031	20,000	19,612
5.65%, 12/01/2054	25,000	23,356
EQT Corp.
5.70%, 04/01/2028	100,000	101,393
5.75%, 02/01/2034	200,000	201,837
Equinor ASA
3.13%, 04/06/2030	200,000	189,192
3.70%, 04/06/2050	200,000	143,913
Expand Energy Corp.
5.70%, 01/15/2035	100,000	99,472
Exxon Mobil Corp.
2.44%, 08/16/2029	200,000	188,221
2.61%, 10/15/2030	200,000	184,517
3.10%, 08/16/2049	100,000	64,465
3.45%, 04/15/2051	100,000	67,826
4.33%, 03/19/2050	100,000	79,548
Hess Corp.
5.60%, 02/15/2041	100,000	98,408
Marathon Petroleum Corp.
6.50%, 03/01/2041	100,000	104,537
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	100,272
6.45%, 09/15/2036	100,000	105,251
6.63%, 09/01/2030	143,000	149,934
Ovintiv, Inc.
7.10%, 07/15/2053	50,000	53,527
Phillips 66
5.88%, 05/01/2042	100,000	98,535
Phillips 66 Co.
3.15%, 12/15/2029	200,000	189,706
4.68%, 02/15/2045	100,000	82,867
Shell Finance US, Inc.
3.25%, 04/06/2050	100,000	65,870
6.38%, 12/15/2038	200,000	212,789
Shell International Finance BV
4.38%, 05/11/2045	200,000	163,363
Suncor Energy, Inc.
4.00%, 11/15/2047	100,000	73,296
TotalEnergies Capital International SA
3.13%, 05/29/2050	100,000	63,384
TotalEnergies Capital SA
5.15%, 04/05/2034	200,000	199,784
5.49%, 04/05/2054	100,000	92,091
Valero Energy Corp.
7.50%, 04/15/2032	100,000	111,669
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Woodside Finance, Ltd.
5.40%, 05/19/2030	$30,000	$30,260
6.00%, 05/19/2035	50,000	51,045
		5,766,409
Oil & Gas Services — 0.1%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
5.85%, 06/15/2056	50,000	47,205
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.08%, 12/15/2047	100,000	76,433
5.00%, 06/15/2036	50,000	47,994
Halliburton Co.
7.45%, 09/15/2039	100,000	114,150
		285,782
Packaging & Containers — 0.2%
Amcor Finance USA, Inc.
4.50%, 05/15/2028	400,000	398,581
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036	20,000	19,290
Berry Global, Inc.
5.80%, 06/15/2031	20,000	20,570
Sonoco Products Co.
4.60%, 09/01/2029	200,000	197,736
WRKCo., Inc.
4.90%, 03/15/2029	200,000	200,182
		836,359
Pharmaceuticals — 1.7%
AbbVie, Inc.
3.20%, 11/21/2029	200,000	190,646
4.05%, 11/21/2039	200,000	170,873
4.25%, 11/21/2049	200,000	155,673
4.70%, 05/14/2045	150,000	128,443
4.80%, 03/15/2029	200,000	200,623
5.05%, 03/15/2034	200,000	198,498
5.40%, 03/15/2054	100,000	91,526
5.50%, 03/15/2064	100,000	90,894
Astrazeneca Finance LLC
5.00%, 02/26/2034	50,000	49,534
AstraZeneca PLC
1.38%, 08/06/2030	200,000	175,539
4.00%, 09/18/2042	50,000	40,859
4.38%, 08/17/2048	100,000	82,076
Becton Dickinson & Co.
2.82%, 05/20/2030	200,000	185,319
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	200,000	180,725
3.70%, 03/15/2052	50,000	34,735
3.90%, 03/15/2062	25,000	17,037
4.25%, 10/26/2049	200,000	154,997
5.20%, 02/22/2034	200,000	200,841
5.55%, 02/22/2054	100,000	92,886
Cardinal Health, Inc.
5.75%, 11/15/2054	100,000	94,739
Cencora, Inc.
4.30%, 12/15/2047	100,000	78,748
CVS Health Corp.
3.25%, 08/15/2029	300,000	286,478
4.30%, 03/25/2028	100,000	99,393
5.05%, 03/25/2048	200,000	168,917
5.13%, 07/20/2045	100,000	86,908

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pharmaceuticals (continued)
5.25%, 02/21/2033	$200,000	$200,034
5.70%, 06/01/2034	200,000	202,608
5.88%, 06/01/2053	100,000	93,062
6.05%, 06/01/2054	100,000	95,241
Eli Lilly & Co.
4.15%, 05/20/2029	200,000	198,105
4.38%, 05/20/2031	200,000	196,454
4.55%, 02/12/2028	300,000	300,690
4.70%, 02/09/2034	200,000	195,681
4.95%, 02/27/2063	100,000	84,006
5.00%, 02/09/2054	100,000	87,321
5.10%, 02/09/2064	100,000	86,238
5.60%, 05/20/2056	50,000	47,659
5.70%, 05/20/2066	25,000	23,811
GlaxoSmithKline Capital, Inc.
6.38%, 05/15/2038	100,000	107,376
Johnson & Johnson
2.90%, 01/15/2028	400,000	392,806
3.50%, 01/15/2048	100,000	72,409
3.70%, 03/01/2046	100,000	76,706
4.90%, 06/01/2031	200,000	202,653
5.25%, 06/01/2054	100,000	95,557
Merck & Co., Inc.
2.35%, 06/24/2040	200,000	138,215
2.75%, 12/10/2051	50,000	28,982
2.90%, 12/10/2061	100,000	54,194
4.95%, 09/15/2035	40,000	39,019
5.00%, 05/17/2053	100,000	86,543
5.15%, 05/17/2063	100,000	85,891
5.55%, 12/04/2055	35,000	32,647
5.70%, 12/04/2065	25,000	23,446
Novartis Capital Corp.
2.20%, 08/14/2030	200,000	181,669
4.10%, 11/05/2030	200,000	194,752
4.40%, 05/06/2044	100,000	84,259
4.60%, 03/18/2033	50,000	48,801
4.90%, 03/18/2036	100,000	97,173
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	200,000	199,509
4.65%, 05/19/2030	200,000	198,822
4.75%, 05/19/2033	200,000	195,233
5.30%, 05/19/2053	100,000	89,694
5.34%, 05/19/2063	100,000	87,285
Pfizer, Inc.
4.00%, 12/15/2036	200,000	179,568
4.00%, 03/15/2049	100,000	75,050
4.13%, 12/15/2046	100,000	78,352
4.20%, 09/15/2048	100,000	77,737
4.88%, 11/15/2035	100,000	96,866
Takeda Pharmaceutical Co., Ltd.
2.05%, 03/31/2030	200,000	180,691
3.18%, 07/09/2050	200,000	126,404
Viatris, Inc.
2.70%, 06/22/2030	200,000	181,814
4.00%, 06/22/2050	100,000	66,359
Zoetis, Inc.
3.95%, 09/12/2047	100,000	74,891
		9,019,190
Pipelines — 1.3%
Cheniere Energy Partners LP
4.00%, 03/01/2031	25,000	23,862
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
4.50%, 10/01/2029	$200,000	$197,825
5.35%, 11/30/2036*	25,000	24,321
DCP Midstream Operating LP
5.13%, 05/15/2029	100,000	100,559
Eastern Energy Gas Holdings LLC
5.65%, 10/15/2054	100,000	91,142
Enbridge, Inc.
3.13%, 11/15/2029	200,000	189,799
5.55%, 06/20/2035	100,000	99,995
5.95%, 04/05/2054	100,000	95,638
6.70%, 11/15/2053	100,000	104,780
Energy Transfer LP
5.00%, 05/15/2050	100,000	81,113
5.25%, 07/01/2029	200,000	202,321
5.40%, 10/01/2047	100,000	87,334
5.55%, 02/15/2028	200,000	202,456
5.95%, 05/15/2054	100,000	91,846
6.05%, 09/01/2054	50,000	46,439
6.20%, 04/01/2055	50,000	47,408
6.25%, 04/15/2049	100,000	96,022
Enterprise Products Operating LLC
4.85%, 01/31/2034	100,000	97,579
5.10%, 02/15/2045	200,000	179,409
5.55%, 02/16/2055	100,000	92,573
5.70%, 02/15/2042	200,000	195,329
Kinder Morgan Energy Partners LP
6.38%, 03/01/2041	100,000	102,962
6.95%, 01/15/2038	100,000	109,252
7.30%, 08/15/2033	100,000	110,871
Kinder Morgan, Inc.
3.60%, 02/15/2051	100,000	66,779
4.30%, 03/01/2028	200,000	199,076
5.55%, 06/01/2045	100,000	92,277
MPLX LP
4.00%, 03/15/2028	200,000	197,809
4.25%, 12/01/2027	200,000	199,009
4.95%, 09/01/2032	200,000	196,653
4.95%, 03/14/2052	100,000	80,936
5.40%, 09/15/2035	50,000	49,008
5.50%, 02/15/2049	100,000	88,475
6.20%, 09/15/2055	25,000	23,967
ONEOK, Inc.
4.25%, 09/24/2027	200,000	199,267
4.40%, 10/15/2029	200,000	197,158
5.70%, 11/01/2054	100,000	88,455
5.85%, 11/01/2064	20,000	17,876
6.05%, 09/01/2033	200,000	206,203
6.63%, 09/01/2053	100,000	100,205
Plains All American Pipeline LP/PAA Finance Corp.
5.15%, 06/01/2042	100,000	89,097
Sabine Pass Liquefaction LLC
5.90%, 09/15/2037	47,199	48,711
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	200,000	199,389
Targa Resources Corp.
4.90%, 09/15/2030	400,000	398,047
5.55%, 08/15/2035	100,000	99,197
6.13%, 05/15/2055	100,000	95,235
TransCanada PipeLines, Ltd.
6.20%, 10/15/2037	200,000	206,868
7.00%, 06/01/2065	50,000	51,302
Valero Energy Partners LP
4.50%, 03/15/2028	200,000	199,531

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Western Midstream Operating LP
4.05%, 02/01/2030	$200,000	$192,723
5.25%, 02/01/2050	100,000	83,194
Williams Cos., Inc.
2.60%, 03/15/2031	400,000	358,666
4.65%, 08/15/2032	200,000	194,565
4.85%, 03/01/2048	25,000	20,750
5.10%, 09/15/2045	100,000	87,061
5.15%, 03/15/2034	100,000	98,112
5.15%, 03/15/2036	50,000	48,080
5.95%, 03/15/2056	25,000	23,586
		7,168,102
Private Equity — 0.0%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	30,000	29,055
Brookfield Finance, Inc.
5.97%, 03/04/2054	100,000	93,963
6.35%, 01/05/2034	100,000	104,334
Hercules Capital, Inc.
6.00%, 06/16/2030	10,000	9,899
		237,251
Real Estate — 0.0%
CBRE Services, Inc.
		8,905
REITS — 1.1%
Alexandria Real Estate Equities, Inc.
1.88%, 02/01/2033	200,000	160,491
3.55%, 03/15/2052	50,000	32,973
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	99,490
American Tower Corp.
3.10%, 06/15/2050	100,000	61,705
5.50%, 03/15/2028	200,000	202,264
5.55%, 07/15/2033	100,000	100,758
5.80%, 11/15/2028	200,000	204,328
AvalonBay Communities, Inc.
2.30%, 03/01/2030	200,000	183,462
Boston Properties LP
2.45%, 10/01/2033	100,000	81,267
3.25%, 01/30/2031	200,000	184,325
3.40%, 06/21/2029	200,000	191,798
Brixmor Operating Partnership LP
5.20%, 04/01/2032	100,000	99,409
Crown Castle, Inc.
2.90%, 04/01/2041	100,000	69,675
3.25%, 01/15/2051	100,000	62,164
3.80%, 02/15/2028	300,000	295,465
Equinix, Inc.
3.00%, 07/15/2050	100,000	60,069
3.90%, 04/15/2032	100,000	92,893
ERP Operating LP
4.65%, 09/15/2034	100,000	95,420
Essex Portfolio LP
5.50%, 04/01/2034	100,000	100,022
Extra Space Storage LP
5.40%, 02/01/2034	100,000	99,205
Federal Realty OP LP
3.50%, 06/01/2030	200,000	190,147
GLP Capital LP/GLP Financing II, Inc.
5.25%, 02/15/2033	25,000	24,128
Security Description	Shares or Principal Amount	Value

REITS (continued)
5.75%, 11/01/2037	$25,000	$23,966
6.25%, 09/15/2054	50,000	47,280
Healthpeak OP LLC
3.00%, 01/15/2030	200,000	187,175
Highwoods Realty LP
2.60%, 02/01/2031	100,000	88,844
Host Hotels & Resorts LP
3.50%, 09/15/2030	200,000	187,529
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	200,000	171,109
Kilroy Realty LP
2.50%, 11/15/2032	100,000	82,067
Kimco Realty OP LLC
4.25%, 04/01/2045	100,000	81,076
Mid-America Apartments LP
1.70%, 02/15/2031	200,000	173,455
NNN REIT, Inc.
5.50%, 06/15/2034	100,000	100,131
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	100,000	91,934
Piedmont Operating Partnership LP
6.88%, 07/15/2029	100,000	104,106
Prologis LP
5.00%, 03/15/2034	100,000	97,827
5.25%, 06/15/2053	100,000	90,167
Public Storage Operating Co.
5.10%, 08/01/2033	100,000	99,585
Realty Income Corp.
3.95%, 02/01/2029	100,000	98,234
5.38%, 09/01/2054	100,000	92,074
Regency Centers LP
3.70%, 06/15/2030	200,000	191,521
Sabra Health Care LP
3.20%, 12/01/2031	100,000	89,800
Simon Property Group LP
6.65%, 01/15/2054	100,000	106,931
Sun Communities Operating LP
2.70%, 07/15/2031	200,000	178,053
UDR, Inc.
3.00%, 08/15/2031	200,000	181,703
Ventas Realty LP
5.63%, 07/01/2034	100,000	101,008
VICI Properties LP
5.13%, 11/15/2031	100,000	98,106
5.63%, 05/15/2052	50,000	43,796
Welltower OP LLC
3.85%, 06/15/2032	100,000	94,093
Weyerhaeuser Co.
4.00%, 04/15/2030	400,000	386,271
WP Carey, Inc.
2.40%, 02/01/2031	200,000	178,450
		6,157,749
Retail — 0.9%
AutoZone, Inc.
4.75%, 08/01/2032	200,000	195,697
Costco Wholesale Corp.
1.60%, 04/20/2030	400,000	359,237
Dollar General Corp.
3.50%, 04/03/2030	150,000	142,183
Dollar Tree, Inc.
4.20%, 05/15/2028	400,000	396,408

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Retail (continued)
Home Depot, Inc.
2.80%, 09/14/2027	$400,000	$393,424
3.50%, 09/15/2056	200,000	130,963
4.50%, 09/15/2032	200,000	196,680
5.30%, 06/25/2054	200,000	179,928
5.88%, 12/16/2036	200,000	207,827
Lowe's Cos., Inc.
2.63%, 04/01/2031	35,000	31,606
4.05%, 05/03/2047	200,000	149,719
5.00%, 04/15/2033	200,000	197,334
5.15%, 07/01/2033	400,000	397,135
5.80%, 09/15/2062	30,000	27,652
McDonald's Corp.
4.40%, 02/12/2031	50,000	49,240
4.88%, 12/09/2045	200,000	173,122
5.00%, 02/13/2036	50,000	48,920
6.30%, 03/01/2038	200,000	212,629
Starbucks Corp.
2.55%, 11/15/2030	200,000	181,756
3.50%, 11/15/2050	100,000	66,702
Target Corp.
6.50%, 10/15/2037	200,000	216,606
Walmart, Inc.
1.50%, 09/22/2028	200,000	188,455
1.80%, 09/22/2031	200,000	174,915
4.50%, 04/15/2053	100,000	82,669
5.63%, 04/15/2041	200,000	205,652
		4,606,459
Semiconductors — 0.9%
Analog Devices, Inc.
5.30%, 04/01/2054	50,000	45,272
Applied Materials, Inc.
4.80%, 06/15/2029	200,000	200,932
Broadcom, Inc.
2.45%, 02/15/2031	100,000	89,018
3.14%, 11/15/2035	80,000	65,029
3.19%, 11/15/2036	75,000	59,661
3.47%, 04/15/2034	100,000	86,388
3.50%, 02/15/2041	200,000	150,820
3.75%, 02/15/2051	100,000	67,554
4.30%, 11/15/2032	100,000	94,392
4.75%, 04/15/2029	50,000	49,909
4.80%, 02/15/2036	200,000	184,840
5.15%, 11/15/2031	100,000	99,705
5.70%, 01/15/2056	25,000	22,335
Intel Corp.
2.00%, 08/12/2031	50,000	42,998
2.80%, 08/12/2041	200,000	134,088
4.00%, 08/05/2029	100,000	97,483
4.00%, 12/15/2032	400,000	371,136
4.65%, 06/01/2031	50,000	48,889
4.75%, 03/25/2050	200,000	155,588
5.20%, 02/10/2033	200,000	197,783
5.30%, 05/15/2036	50,000	48,273
5.70%, 02/10/2053	100,000	88,755
KLA Corp.
4.70%, 02/01/2034	100,000	96,649
4.95%, 07/15/2052	100,000	85,334
Lam Research Corp.
3.13%, 06/15/2060	150,000	86,744
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Marvell Technology, Inc.
5.75%, 02/15/2029	$300,000	$306,081
Micron Technology, Inc.
3.37%, 11/01/2041	100,000	74,215
NVIDIA Corp.
2.00%, 06/15/2031	400,000	351,595
4.50%, 06/15/2031	100,000	97,869
4.75%, 06/15/2033	100,000	96,954
4.95%, 06/15/2036	100,000	95,682
5.55%, 06/15/2046	70,000	64,607
5.63%, 06/15/2056	100,000	90,489
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	100,000	72,189
5.00%, 01/15/2033	100,000	97,889
QUALCOMM, Inc.
1.30%, 05/20/2028	400,000	378,182
4.80%, 05/20/2045	200,000	168,759
Texas Instruments, Inc.
5.05%, 05/18/2063	150,000	125,393
TSMC Arizona Corp.
3.25%, 10/25/2051	200,000	142,346
		4,831,825
Software — 1.0%
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	50,000	44,021
3.10%, 03/01/2041	25,000	17,599
4.55%, 03/10/2029	100,000	99,100
4.80%, 03/10/2031	50,000	49,117
Fiserv, Inc.
3.50%, 07/01/2029	400,000	383,671
4.75%, 03/15/2030	400,000	394,242
Intuit, Inc.
5.50%, 09/15/2053	100,000	85,779
Microsoft Corp.
2.53%, 06/01/2050	200,000	112,292
2.68%, 06/01/2060	200,000	103,172
2.92%, 03/17/2052	150,000	89,693
3.70%, 08/08/2046	200,000	148,428
MSCI, Inc.
5.25%, 09/01/2035	30,000	28,788
Oracle Corp.
2.88%, 03/25/2031	100,000	87,168
3.60%, 04/01/2040	200,000	138,363
3.60%, 04/01/2050	200,000	114,621
3.65%, 03/25/2041	50,000	33,916
3.80%, 11/15/2037	40,000	30,146
3.85%, 04/01/2060	150,000	84,220
3.95%, 03/25/2051	100,000	60,947
4.00%, 07/15/2046	200,000	127,052
4.70%, 09/27/2034	100,000	87,720
4.80%, 08/03/2028	400,000	396,361
4.95%, 02/04/2031	80,000	76,413
5.20%, 09/26/2035	100,000	89,722
5.35%, 05/04/2033	70,000	65,781
5.38%, 07/15/2040	200,000	166,946
5.50%, 08/03/2035	100,000	91,795
5.55%, 02/06/2053	50,000	37,559
5.70%, 02/04/2036	80,000	74,061
5.95%, 09/26/2055	200,000	158,908
6.25%, 11/09/2032	100,000	99,236
6.70%, 02/04/2056	100,000	88,176
6.90%, 11/09/2052	150,000	135,306

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Paychex, Inc.
5.60%, 04/15/2035	$100,000	$99,379
Roper Technologies, Inc.
2.00%, 06/30/2030	400,000	356,570
Salesforce, Inc.
1.95%, 07/15/2031	100,000	86,207
2.90%, 07/15/2051	100,000	54,843
4.65%, 03/15/2029	100,000	99,557
4.90%, 09/15/2031	100,000	98,544
5.55%, 03/15/2036	100,000	97,513
6.40%, 03/15/2046	50,000	48,127
6.55%, 03/15/2056	80,000	76,428
6.70%, 03/15/2066	25,000	23,933
ServiceNow, Inc.
1.40%, 09/01/2030	100,000	87,051
4.70%, 08/15/2031	50,000	49,226
Synopsys, Inc.
5.15%, 04/01/2035	200,000	194,074
5.70%, 04/01/2055	100,000	91,705
		5,263,476
Telecommunications — 1.5%
America Movil SAB de CV
4.38%, 04/22/2049	200,000	159,473
AT&T, Inc.
2.25%, 02/01/2032	100,000	85,876
2.55%, 12/01/2033	200,000	164,731
2.75%, 06/01/2031	200,000	180,029
3.50%, 09/15/2053	50,000	30,204
3.55%, 09/15/2055	200,000	119,957
3.65%, 06/01/2051	200,000	126,704
3.65%, 09/15/2059	50,000	29,623
3.80%, 12/01/2057	200,000	123,719
4.30%, 02/15/2030	200,000	195,670
4.35%, 03/01/2029	100,000	98,773
4.50%, 05/15/2035	200,000	183,567
4.75%, 04/30/2033	50,000	47,995
4.75%, 05/15/2046	200,000	158,687
5.25%, 10/30/2036	50,000	47,674
5.40%, 02/15/2034	400,000	397,394
6.00%, 08/15/2040	200,000	197,287
6.00%, 04/30/2056	50,000	44,907
6.38%, 03/01/2041	100,000	102,253
British Telecommunications, Ltd.
5.13%, 12/04/2028	200,000	201,189
Cisco Systems, Inc.
5.30%, 02/26/2054	100,000	89,440
5.90%, 02/15/2039	200,000	206,510
Corning, Inc.
5.85%, 11/15/2068	50,000	45,599
Deutsche Telekom International Finance BV
8.25%, 06/15/2030	100,000	111,324
Motorola Solutions, Inc.
5.40%, 04/15/2034	200,000	198,324
Orange SA
9.00%, 03/01/2031	200,000	230,623
Rogers Communications, Inc.
3.80%, 03/15/2032	50,000	46,020
4.55%, 03/15/2052	100,000	75,231
5.00%, 02/15/2029	200,000	200,229
Sprint Capital Corp.
6.88%, 11/15/2028	200,000	208,753
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Telefonica Emisiones SA
5.21%, 03/08/2047	$150,000	$126,427
7.05%, 06/20/2036	150,000	161,551
T-Mobile USA, Inc.
2.05%, 02/15/2028	400,000	384,330
3.30%, 02/15/2051	200,000	121,666
3.40%, 10/15/2052	200,000	121,865
3.88%, 04/15/2030	200,000	192,083
4.50%, 04/15/2050	200,000	151,042
5.65%, 01/15/2053	200,000	176,171
Verizon Communications, Inc.
1.75%, 01/20/2031	200,000	174,213
2.36%, 03/15/2032	200,000	173,167
2.88%, 11/20/2050	250,000	142,944
2.99%, 10/30/2056	200,000	109,289
3.15%, 03/22/2030	100,000	94,182
3.40%, 03/22/2041	100,000	74,160
3.55%, 03/22/2051	250,000	163,590
3.70%, 03/22/2061	250,000	157,140
4.02%, 12/03/2029	300,000	292,802
4.50%, 08/10/2033	200,000	189,683
4.52%, 09/15/2048	100,000	77,610
5.00%, 01/15/2036	50,000	47,428
5.25%, 04/02/2035	200,000	194,981
6.00%, 11/30/2065	50,000	45,387
Vodafone Group PLC
4.88%, 06/19/2049	200,000	162,647
5.00%, 05/30/2038	150,000	140,709
		7,782,832
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.
		193,630
Transportation — 0.6%
Burlington Northern Santa Fe LLC
4.45%, 01/15/2053	200,000	158,061
5.15%, 09/01/2043	200,000	184,717
5.20%, 04/15/2054	100,000	88,758
Canadian National Railway Co.
2.45%, 05/01/2050	200,000	111,825
Canadian Pacific Railway Co.
2.45%, 12/02/2031	200,000	176,263
3.10%, 12/02/2051	200,000	124,900
CSX Corp.
3.80%, 03/01/2028	400,000	395,731
3.80%, 11/01/2046	100,000	74,394
4.10%, 03/15/2044	100,000	79,950
4.50%, 11/15/2052	100,000	80,346
FedEx Corp.
3.10%, 08/05/2029	400,000	380,399
Norfolk Southern Corp.
3.95%, 10/01/2042	150,000	119,113
4.55%, 06/01/2053	100,000	79,690
5.35%, 08/01/2054	100,000	89,931
Union Pacific Corp.
3.25%, 02/05/2050	100,000	65,466
3.50%, 02/14/2053	100,000	67,005
3.55%, 08/15/2039	200,000	163,342
3.84%, 03/20/2060	100,000	68,376
5.10%, 02/20/2035	200,000	199,466
United Parcel Service, Inc.
5.05%, 03/03/2053	100,000	86,201

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation (continued)
5.25%, 05/14/2035	$50,000	$50,100
5.30%, 04/01/2050	100,000	90,322
5.50%, 05/22/2054	50,000	45,910
5.95%, 05/14/2055	50,000	48,917
		3,029,183
Trucking & Leasing — 0.0%
GATX Corp.
5.50%, 06/15/2035	30,000	29,664
6.05%, 06/05/2054	50,000	48,050
		77,714
Water — 0.1%
American Water Capital Corp.
6.59%, 10/15/2037	200,000	218,229
Essential Utilities, Inc.
5.38%, 01/15/2034	200,000	199,303
		417,532
Total Corporate Bonds & Notes (cost $198,067,644)		191,778,782
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 52.2%
U.S. Government — 51.7%
United States Treasury Bonds
1.38%, 11/15/2040	1,609,000	1,001,477
1.75%, 08/15/2041	1,500,000	966,445
1.88%, 02/15/2041 to 11/15/2051	7,230,000	3,884,643
2.00%, 08/15/2051	2,770,000	1,493,528
2.25%, 02/15/2052	3,630,000	2,070,802
2.38%, 02/15/2042 to 05/15/2051	4,960,000	3,212,004
2.75%, 08/15/2042 to 11/15/2042	10,000,000	7,319,141
2.88%, 05/15/2043 to 05/15/2052	8,420,000	6,010,374
3.00%, 11/15/2044 to 08/15/2052	5,510,000	3,953,487
4.25%, 02/15/2054 to 08/15/2054	2,190,000	1,859,469
4.50%, 11/15/2054	1,560,000	1,381,880
4.63%, 05/15/2044 to 11/15/2055	10,080,000	9,258,038
4.75%, 11/15/2043 to 02/15/2056	10,125,000	9,450,325
4.88%, 08/15/2045	570,000	543,192
5.00%, 05/15/2045 to 05/15/2056	3,100,000	2,997,550
5.25%, 11/15/2028 to 02/15/2029	7,000,000	7,154,219
5.38%, 02/15/2031	2,000,000	2,079,922
5.50%, 08/15/2028	5,000,000	5,118,164
United States Treasury Notes
0.38%, 09/30/2027	770,000	737,095
0.63%, 12/31/2027 to 08/15/2030	17,100,000	15,380,001
0.75%, 01/31/2028	4,500,000	4,274,297
0.88%, 11/15/2030	5,500,000	4,749,121
1.00%, 07/31/2028	5,000,000	4,689,453
1.13%, 02/29/2028 to 02/15/2031	14,400,000	12,982,312
1.25%, 04/30/2028 to 08/15/2031	20,030,000	18,349,462
1.38%, 10/31/2028 to 11/15/2031	9,880,000	8,694,498
1.50%, 11/30/2028 to 02/15/2030	5,000,000	4,597,344
1.63%, 08/15/2029 to 05/15/2031	5,300,000	4,810,285
1.75%, 01/31/2029 to 11/15/2029	4,000,000	3,722,265
1.88%, 02/15/2032	2,990,000	2,611,461
2.38%, 05/15/2029	2,500,000	2,373,535
2.63%, 02/15/2029 to 07/31/2029	4,700,000	4,496,106
2.75%, 02/15/2028 to 08/15/2032	3,500,000	3,316,875
2.88%, 05/15/2028 to 05/15/2032	6,500,000	6,221,192
3.13%, 11/15/2028	3,000,000	2,923,828
3.25%, 06/30/2027 to 06/30/2029	2,000,000	1,941,094
3.38%, 09/15/2027 to 05/15/2033	3,760,000	3,548,125
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
3.50%, 09/30/2027 to 02/15/2033	$20,190,000	$19,648,938
3.63%, 08/31/2027 to 09/30/2031	6,786,000	6,590,700
3.75%, 04/15/2028 to 02/28/2033	5,820,000	5,706,250
3.88%, 03/31/2028 to 08/15/2034	14,800,000	14,337,919
4.00%, 02/28/2030 to 11/15/2035	11,780,000	11,356,252
4.13%, 10/31/2029 to 02/15/2036	7,640,000	7,447,343
4.25%, 02/15/2028 to 08/15/2035	16,956,000	16,619,786
4.38%, 08/31/2028 to 05/15/2036	5,710,000	5,616,147
4.50%, 11/15/2033	2,000,000	1,989,609
4.63%, 05/31/2031 to 02/15/2035	5,860,000	5,886,513
4.88%, 10/31/2028	1,990,000	2,013,864
		277,386,330
U.S. Government Agency — 0.5%
Federal Home Loan Bank
3.25%, 11/16/2028	400,000	391,230
5.50%, 07/15/2036	400,000	421,634
Federal National Mtg. Assoc.
6.25%, 05/15/2029	500,000	524,925
6.63%, 11/15/2030	1,000,000	1,084,770
Tennessee Valley Authority
5.25%, 02/01/2055	200,000	187,857
		2,610,416
Total U.S. Government & Agency Obligations (cost $291,640,207)		279,996,746
FOREIGN GOVERNMENT OBLIGATIONS — 2.6%
Banks — 0.1%
Korea Development Bank
3.75%, 09/16/2030	200,000	193,153
4.00%, 01/28/2031	200,000	195,305
		388,458
Regional(State/Province) — 0.6%
Province of Alberta Canada
4.50%, 06/26/2029	600,000	601,235
Province of British Columbia Canada
4.05%, 04/23/2031	100,000	97,856
4.70%, 01/24/2028	600,000	602,886
4.80%, 06/11/2035	100,000	99,127
Province of Manitoba Canada
1.50%, 10/25/2028	400,000	375,640
Province of Ontario Canada
1.60%, 02/25/2031	600,000	528,547
3.70%, 09/17/2029	100,000	97,879
3.80%, 01/29/2029	200,000	197,096
4.85%, 05/29/2036	100,000	99,089
Province of Quebec Canada
3.63%, 04/13/2028	600,000	592,821
3.88%, 01/14/2031	100,000	97,347
4.63%, 06/03/2036	100,000	97,213
		3,486,736
Sovereign — 1.9%
Canada Government International Bond
4.63%, 04/30/2029	600,000	604,451
Chile Government International Bond
3.10%, 05/07/2041	200,000	145,800
3.10%, 01/22/2061	200,000	116,800
4.34%, 03/07/2042	200,000	168,500
Export Development Canada
4.13%, 02/13/2029	100,000	99,455

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Export-Import Bank of Korea
5.00%, 01/11/2028	$300,000	$302,352
5.13%, 09/18/2028	600,000	608,041
Hungary Government International Bond
7.63%, 03/29/2041	100,000	114,973
Indonesia Government International Bond
3.05%, 03/12/2051	200,000	119,344
4.20%, 10/15/2050	200,000	147,649
4.65%, 09/20/2032	400,000	386,970
Israel Government International Bond
5.00%, 01/13/2036	200,000	191,747
5.50%, 03/12/2034	200,000	200,292
5.63%, 02/19/2035	200,000	200,952
Japan Bank for International Cooperation
4.63%, 07/19/2028	600,000	602,273
Japan International Cooperation Agency
4.00%, 05/23/2028	400,000	396,884
Korea International Bond
4.50%, 07/03/2029	300,000	301,148
Mexico Government International Bond
3.50%, 02/12/2034	200,000	167,100
3.77%, 05/24/2061	200,000	112,400
4.50%, 04/22/2029	200,000	197,000
4.75%, 03/08/2044	100,000	77,300
5.63%, 02/09/2034	200,000	192,986
6.00%, 05/13/2030	400,000	409,040
6.00%, 05/07/2036	300,000	291,360
6.34%, 05/04/2053	200,000	178,200
6.35%, 02/09/2035	200,000	200,600
6.88%, 05/13/2037	200,000	204,190
7.38%, 05/13/2055	200,000	202,500
Panama Government International Bond
3.87%, 07/23/2060	200,000	129,300
4.50%, 04/01/2056	200,000	147,000
6.40%, 02/14/2035	200,000	206,400
Peruvian Government International Bond
2.78%, 01/23/2031	200,000	182,500
2.78%, 12/01/2060	200,000	102,400
2.84%, 06/20/2030	200,000	186,400
3.00%, 01/15/2034	200,000	169,000
8.75%, 11/21/2033	200,000	238,340
Philippine Government International Bond
5.50%, 01/17/2048	200,000	183,181
5.75%, 01/27/2051	200,000	188,505
5.90%, 02/04/2050	200,000	192,411
Republic of Italy Government International Bond
3.88%, 05/06/2051	200,000	141,324
Republic of Poland Government International Bond
4.88%, 02/12/2030	200,000	200,946
5.38%, 02/12/2035	200,000	199,482
5.50%, 03/18/2054	200,000	178,794
State of Israel
3.38%, 01/15/2050	200,000	127,731
Svensk Exportkredit AB
4.88%, 10/04/2030	200,000	203,178
Uruguay Government International Bond
5.10%, 06/18/2050	200,000	176,500
5.75%, 10/28/2034	200,000	204,900
		10,298,599
Total Foreign Government Obligations (cost $14,319,216)		14,173,793
Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES — 0.6%
Bay Area Toll Authority Revenue Bonds
7.04%, 04/01/2050	$149,682	$164,498
Board of Regents of the University of Texas System Revenue Bonds
4.79%, 08/15/2046	200,000	186,273
Chicago Transit Authority Sales Tax Receipts Fund Revenue Bonds
6.20%, 12/01/2040	96,618	99,314
City of New York NY General Obligation Bonds
5.26%, 10/01/2044	100,000	94,004
Municipal Electric Authority of Georgia Revenue Bonds
6.64%, 04/01/2057	99,000	102,701
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	200,000	228,348
New York City Municipal Water Finance Authority Revenue Bonds
6.01%, 06/15/2042	200,000	197,936
New York State Dormitory Authority Revenue Bonds
5.63%, 03/15/2039	90,000	90,074
Port Authority of New York & New Jersey Revenue Bonds
3.29%, 08/01/2069	170,000	103,058
4.93%, 10/01/2051	200,000	178,182
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	200,000	192,971
6.55%, 05/15/2048	200,000	204,548
State Board of Administration Finance Corp. Revenue Bonds
7.55%, 04/01/2039	200,000	230,590
State of California General Obligation Bonds
5.88%, 10/01/2041	200,000	202,149
7.50%, 04/01/2034	200,000	223,884
State of Illinois General Obligation Bonds
5.10%, 06/01/2033	75,752	75,758
6.63%, 02/01/2035	138,462	143,094
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	100,000	100,945
University of Virginia Revenue Bonds
2.26%, 09/01/2050	200,000	109,846
Total Municipal Securities (cost $2,991,006)		2,928,173
UNAFFILIATED INVESTMENT COMPANIES — 6.9%
iShares 10-20 Year Treasury Bond ETF	45,000	4,344,300
iShares 1-3 Year Treasury Bond ETF	125,000	10,250,000
iShares 20+ Year Treasury Bond ETF	70,000	5,757,500

SunAmerica Series Trust SA Fixed Income Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES (continued)
iShares 3-7 Year Treasury Bond ETF	75,000	$8,736,000
iShares 7-10 Year Treasury Bond ETF	85,000	7,900,750
Total Unaffiliated Investment Companies (cost $40,151,035)		36,988,550
Total Long-Term Investment Securities (cost $547,169,108)		525,866,044
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $3,159,983)	3,159,983	3,159,983
TOTAL INVESTMENTS (cost $550,329,091)(3)	98.7%	529,026,027
Other assets less liabilities	1.3	7,087,330
NET ASSETS	100.0%	$536,113,357

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Index Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $1,325,375 representing 0.2% of net assets.

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	The rate shown is the 7-day yield as of July 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.

DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$191,778,782	$—	$191,778,782
U.S. Government & Agency Obligations	—	279,996,746	—	279,996,746
Foreign Government Obligations	—	14,173,793	—	14,173,793
Municipal Securities	—	2,928,173	—	2,928,173
Unaffiliated Investment Companies	36,988,550	—	—	36,988,550
Short-Term Investments	3,159,983	—	—	3,159,983
Total Investments at Value	$40,148,533	$488,877,494	$—	$529,026,027

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 33.4%
Advertising — 0.0%
Omnicom Group, Inc.
2.45%, 04/30/2030	$200,000	$182,741
WPP 2025 LLC
6.50%, 03/30/2036	25,000	24,303
		207,044
Aerospace/Defense — 0.4%
Boeing Co.
5.15%, 05/01/2030	200,000	200,996
6.30%, 05/01/2029	200,000	207,154
6.53%, 05/01/2034	100,000	107,095
General Dynamics Corp.
3.75%, 05/15/2028	200,000	197,874
General Electric Co.
4.30%, 07/29/2030	100,000	98,302
4.90%, 01/29/2036	100,000	97,675
Honeywell Aerospace, Inc.
4.30%, 03/16/2031*	100,000	97,295
4.60%, 03/16/2033*	50,000	48,340
4.95%, 03/16/2036*	100,000	96,399
L3Harris Technologies, Inc.
4.40%, 06/15/2028	50,000	49,733
5.35%, 06/01/2034	150,000	149,804
Lockheed Martin Corp.
4.15%, 08/15/2028	50,000	49,672
4.40%, 08/15/2030	100,000	98,919
5.00%, 08/15/2035	25,000	24,653
5.25%, 01/15/2033	100,000	101,920
Northrop Grumman Corp.
4.70%, 03/15/2033	100,000	97,565
4.90%, 06/01/2034	100,000	97,750
RTX Corp.
1.90%, 09/01/2031	30,000	25,994
2.38%, 03/15/2032	30,000	26,246
4.13%, 11/16/2028	200,000	197,868
6.10%, 03/15/2034	100,000	105,434
		2,176,688
Agriculture — 0.4%
Altria Group, Inc.
2.45%, 02/04/2032	100,000	87,086
6.20%, 11/01/2028	200,000	206,171
Archer-Daniels-Midland Co.
4.50%, 08/15/2033	100,000	97,414
BAT Capital Corp.
2.26%, 03/25/2028	200,000	192,439
3.56%, 08/15/2027	100,000	99,021
5.35%, 08/15/2032	100,000	101,160
6.42%, 08/02/2033	200,000	212,689
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	50,000	45,260
4.10%, 01/07/2028	200,000	198,677
5.15%, 08/04/2035	30,000	29,305
Philip Morris International, Inc.
4.63%, 10/29/2035	100,000	94,416
5.13%, 11/17/2027	50,000	50,358
5.13%, 02/15/2030	200,000	201,535
5.38%, 02/15/2033	200,000	202,262
5.63%, 11/17/2029	200,000	204,850
		2,022,643
Security Description	Shares or Principal Amount	Value

Airlines — 0.0%
American Airlines Pass-Through Trust
3.20%, 12/15/2029	$56,200	$54,547
Southwest Airlines Co.
5.25%, 11/15/2035	25,000	23,700
United Airlines Pass-Through Trust
3.50%, 09/01/2031	62,090	59,645
5.88%, 04/15/2029	29,670	29,969
		167,861
Apparel — 0.0%
Tapestry, Inc.
3.05%, 03/15/2032	20,000	17,935
5.50%, 03/11/2035	20,000	19,792
		37,727
Auto Manufacturers — 0.9%
American Honda Finance Corp.
4.70%, 01/12/2028	50,000	50,074
5.05%, 07/10/2031	200,000	198,769
5.10%, 01/08/2036	50,000	48,204
5.13%, 07/07/2028	50,000	50,350
Cummins, Inc.
5.30%, 05/09/2035	100,000	99,792
Ford Motor Co.
3.25%, 02/12/2032	200,000	174,883
6.10%, 08/19/2032	200,000	202,560
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	200,000	186,695
5.11%, 05/03/2029	200,000	197,955
5.42%, 04/09/2031	200,000	196,835
5.80%, 03/08/2029	200,000	201,297
6.80%, 05/12/2028	200,000	205,149
General Motors Co.
5.00%, 04/01/2035	50,000	47,488
General Motors Financial Co., Inc.
3.10%, 01/12/2032	100,000	89,694
4.30%, 04/06/2029	200,000	196,796
4.90%, 10/06/2029	200,000	199,809
5.05%, 04/04/2028	200,000	200,830
5.35%, 01/07/2030	200,000	201,748
5.45%, 01/08/2036	50,000	48,836
5.80%, 06/23/2028	100,000	101,736
5.90%, 01/07/2035	100,000	100,999
6.10%, 01/07/2034	100,000	102,854
Honda Motor Co., Ltd.
4.69%, 07/08/2030	200,000	197,329
PACCAR Financial Corp.
4.60%, 01/31/2029	300,000	300,435
Toyota Motor Corp.
3.67%, 07/20/2028	50,000	49,320
Toyota Motor Credit Corp.
3.38%, 04/01/2030	50,000	47,538
4.05%, 03/13/2029	200,000	197,261
4.35%, 10/08/2027	100,000	99,965
4.63%, 01/12/2028	150,000	150,504
4.65%, 01/05/2029	200,000	200,448
5.05%, 05/16/2029	100,000	100,993
5.35%, 01/09/2035	200,000	200,390
5.55%, 11/20/2030	100,000	102,714
		4,750,250
Auto Parts & Equipment — 0.0%
Lear Corp.
3.50%, 05/30/2030	100,000	94,681

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Parts & Equipment (continued)
3.80%, 09/15/2027	$100,000	$99,027
Magna International, Inc.
5.88%, 06/01/2035	20,000	20,523
		214,231
Banks — 8.8%
Australia & New Zealand Banking Group, Ltd.
4.62%, 12/16/2029	250,000	250,327
Banco Bilbao Vizcaya Argentaria SA
5.38%, 03/13/2029	200,000	202,746
Banco Santander SA
3.80%, 02/23/2028	200,000	197,154
4.38%, 04/12/2028	200,000	198,709
5.59%, 08/08/2028	200,000	203,055
6.03%, 01/17/2035	200,000	205,689
6.94%, 11/07/2033	200,000	219,744
Bank of America Corp.
1.90%, 07/23/2031	400,000	354,763
2.48%, 09/21/2036	200,000	172,608
2.50%, 02/13/2031	100,000	91,864
3.25%, 10/21/2027	500,000	493,587
3.42%, 12/20/2028	500,000	491,543
3.85%, 03/08/2037	200,000	183,858
4.27%, 07/23/2029	200,000	198,147
4.98%, 01/24/2029	300,000	301,134
5.02%, 07/22/2033	400,000	395,941
5.05%, 02/06/2037	100,000	96,298
5.29%, 04/25/2034	150,000	149,601
5.43%, 08/15/2035	200,000	196,656
5.47%, 01/23/2035	300,000	301,198
5.51%, 01/24/2036	100,000	100,044
5.52%, 10/25/2035	200,000	197,764
5.87%, 09/15/2034	100,000	102,853
Bank of Montreal
4.70%, 09/14/2027	200,000	200,479
5.51%, 06/04/2031	200,000	204,234
Bank of New York Mellon Corp.
4.94%, 02/11/2031	200,000	200,100
5.80%, 10/25/2028	400,000	406,059
5.83%, 10/25/2033	200,000	207,543
Bank of Nova Scotia
4.81%, 02/02/2034	200,000	193,557
4.85%, 02/01/2030	200,000	199,857
5.13%, 02/14/2031	200,000	200,656
Barclays PLC
3.56%, 09/23/2035	200,000	186,291
4.22%, 05/24/2030	200,000	195,542
4.34%, 01/10/2028	400,000	398,095
4.84%, 09/10/2028	400,000	400,158
5.10%, 06/26/2032	200,000	197,455
5.34%, 09/10/2035	200,000	194,793
6.22%, 05/09/2034	200,000	206,964
Canadian Imperial Bank of Commerce
5.26%, 04/08/2029	200,000	202,222
6.09%, 10/03/2033	100,000	104,548
Capital One NA
2.70%, 02/06/2030	250,000	232,026
Citibank, N.A.
4.91%, 05/29/2030	250,000	250,374
5.80%, 09/29/2028	500,000	512,919
Citigroup, Inc.
2.52%, 11/03/2032	200,000	175,284
Security Description	Shares or Principal Amount	Value

Banks (continued)
2.57%, 06/03/2031	$200,000	$182,627
4.41%, 03/31/2031	400,000	391,476
4.45%, 09/29/2027	300,000	299,239
5.33%, 03/27/2036	200,000	197,169
5.45%, 06/11/2035	200,000	199,713
6.02%, 01/24/2036	200,000	202,453
6.17%, 05/25/2034	200,000	205,261
6.27%, 11/17/2033	200,000	210,420
Citizens Financial Group, Inc.
5.84%, 01/23/2030	200,000	204,029
Cooperatieve Rabobank UA/NY
3.96%, 10/17/2028	400,000	395,645
Deutsche Bank AG
3.74%, 01/07/2033	200,000	182,106
5.37%, 01/10/2029	200,000	201,407
6.82%, 11/20/2029	200,000	208,057
7.08%, 02/10/2034	200,000	212,777
Fifth Third Bancorp
6.34%, 07/27/2029	200,000	205,588
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	200,000	174,726
2.62%, 04/22/2032	200,000	177,822
3.10%, 02/24/2033	200,000	178,803
4.15%, 10/21/2029	200,000	196,825
4.22%, 05/01/2029	200,000	197,916
4.37%, 10/21/2031	200,000	193,592
4.48%, 08/23/2028	300,000	299,278
4.52%, 01/21/2032	200,000	194,117
4.94%, 10/21/2036	200,000	189,161
5.02%, 10/23/2035	400,000	384,897
5.07%, 01/21/2037	200,000	190,491
5.22%, 04/23/2031	200,000	200,327
5.66%, 07/21/2037	100,000	99,545
5.73%, 04/25/2030	200,000	203,599
5.85%, 04/25/2035	200,000	203,520
HSBC Holdings PLC
3.97%, 05/22/2030	400,000	388,747
4.95%, 03/31/2030	200,000	200,325
5.28%, 03/10/2037	200,000	193,529
5.29%, 11/19/2030	400,000	402,249
5.40%, 08/11/2033	200,000	200,476
5.45%, 03/03/2036	200,000	197,191
6.16%, 03/09/2029	200,000	204,103
7.39%, 11/03/2028	200,000	206,218
7.40%, 11/13/2034	200,000	218,386
8.11%, 11/03/2033	200,000	225,646
Huntington Bancshares, Inc.
5.27%, 01/15/2031	200,000	200,860
5.71%, 02/02/2035	100,000	100,351
ING Groep NV
4.25%, 03/28/2033	200,000	190,748
5.55%, 03/19/2035	200,000	200,471
JPMorgan Chase & Co.
2.52%, 04/22/2031	300,000	274,966
2.55%, 11/08/2032	200,000	175,820
2.58%, 04/22/2032	200,000	178,651
2.96%, 05/13/2031	400,000	370,818
4.35%, 01/22/2032	100,000	96,930
4.81%, 10/22/2036	100,000	94,948
4.90%, 01/22/2037	200,000	190,818
4.91%, 07/25/2033	200,000	197,363
4.92%, 01/24/2029	150,000	150,546
4.95%, 10/22/2035	200,000	193,678

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
5.00%, 07/22/2030	$200,000	$200,355
5.04%, 07/23/2032	100,000	99,564
5.15%, 04/23/2037	100,000	96,966
5.19%, 02/05/2037	50,000	48,016
5.29%, 07/22/2035	200,000	198,300
5.30%, 07/24/2029	200,000	202,063
5.50%, 01/24/2036	100,000	100,143
5.57%, 04/22/2036	200,000	200,943
5.58%, 07/23/2036	150,000	148,593
5.72%, 09/14/2033	200,000	203,688
6.09%, 10/23/2029	200,000	205,371
8.75%, 09/01/2030	200,000	227,037
KeyCorp
5.12%, 04/04/2031	200,000	199,946
Kreditanstalt fuer Wiederaufbau
3.50%, 08/27/2027	1,000,000	992,529
4.63%, 03/18/2030	200,000	201,651
4.75%, 10/29/2030	500,000	506,936
Landwirtschaftliche Rentenbank
2.50%, 11/15/2027	600,000	586,935
Lloyds Banking Group PLC
4.24%, 02/10/2030	200,000	196,637
4.38%, 03/22/2028	200,000	199,089
4.82%, 06/13/2029	200,000	200,099
5.02%, 01/05/2035	200,000	201,896
5.72%, 06/05/2030	200,000	204,062
M&T Bank Corp.
5.05%, 01/27/2034	30,000	29,243
7.41%, 10/30/2029	200,000	210,640
Mitsubishi UFJ Financial Group, Inc.
2.31%, 07/20/2032	400,000	349,266
5.35%, 09/13/2028	400,000	402,845
5.41%, 04/19/2034	200,000	200,811
5.62%, 04/24/2036	200,000	200,884
Mizuho Financial Group, Inc.
4.25%, 09/11/2029	300,000	296,932
4.97%, 07/13/2032	200,000	197,622
5.02%, 07/06/2029	300,000	305,662
5.02%, 07/06/2034	200,000	203,695
Morgan Stanley
2.70%, 01/22/2031	200,000	184,784
2.94%, 01/21/2033	400,000	355,702
4.49%, 01/16/2032	200,000	194,142
4.89%, 10/22/2036	100,000	94,802
5.07%, 01/30/2037	130,000	124,727
5.16%, 04/20/2029	500,000	502,544
5.23%, 01/15/2031	400,000	402,035
5.30%, 04/10/2037	100,000	97,047
5.31%, 01/18/2041	100,000	94,774
5.32%, 07/19/2035	400,000	394,374
5.59%, 01/18/2036	200,000	200,505
5.61%, 07/17/2037	100,000	99,398
5.66%, 04/17/2036	200,000	200,677
5.83%, 04/19/2035	200,000	203,712
5.95%, 01/19/2038	200,000	202,824
Morgan Stanley VRS
3.59%, 07/22/2028(1)	500,000	494,532
National Australia Bank, Ltd.
4.94%, 01/12/2028	300,000	302,157
NatWest Group PLC
5.52%, 09/30/2028	200,000	202,008
5.78%, 03/01/2035	200,000	203,453
Security Description	Shares or Principal Amount	Value

Banks (continued)
6.02%, 03/02/2034	$200,000	$206,550
Northern Trust Corp.
1.95%, 05/01/2030	200,000	180,751
Oesterreichische Kontrollbank AG
4.50%, 01/24/2030	200,000	200,716
PNC Financial Services Group, Inc.
5.58%, 06/12/2029	400,000	405,873
5.58%, 01/29/2036	200,000	200,884
6.88%, 10/20/2034	400,000	433,772
Royal Bank of Canada
4.52%, 10/18/2028	200,000	199,683
4.65%, 10/18/2030	200,000	198,325
4.97%, 01/24/2029	200,000	200,921
5.00%, 02/01/2033	200,000	198,377
Santander Holdings USA, Inc.
5.35%, 09/06/2030	200,000	201,039
Santander UK Group Holdings PLC
3.82%, 11/03/2028	400,000	395,203
State Street Corp.
4.53%, 02/20/2029	200,000	199,824
4.54%, 02/28/2028	400,000	400,782
5.09%, 04/24/2037	50,000	48,478
5.16%, 05/18/2034	200,000	198,940
Sumitomo Mitsui Financial Group, Inc.
1.90%, 09/17/2028	500,000	471,866
3.04%, 07/16/2029	200,000	190,202
5.77%, 01/13/2033	400,000	409,921
Toronto-Dominion Bank
4.46%, 06/08/2032	200,000	193,990
4.78%, 12/17/2029	200,000	200,213
4.99%, 04/05/2029	200,000	201,268
Truist Financial Corp.
4.60%, 01/27/2032	200,000	195,254
5.12%, 01/26/2034	100,000	98,356
5.71%, 01/24/2035	200,000	202,026
5.87%, 06/08/2034	100,000	102,132
7.16%, 10/30/2029	200,000	209,436
UBS AG
7.50%, 02/15/2028	250,000	260,879
US Bancorp
1.38%, 07/22/2030	50,000	43,716
4.84%, 02/01/2034	100,000	96,955
5.05%, 02/12/2031	200,000	200,081
5.42%, 02/12/2036	50,000	49,920
5.47%, 07/27/2037	50,000	49,504
5.68%, 01/23/2035	200,000	202,777
5.78%, 06/12/2029	200,000	203,668
Wells Fargo & Co.
2.88%, 10/30/2030	400,000	375,379
4.48%, 04/04/2031	400,000	393,088
4.90%, 07/25/2033	200,000	196,448
4.96%, 01/23/2037	100,000	95,411
5.24%, 01/24/2031	400,000	402,649
5.39%, 04/24/2034	200,000	200,057
5.56%, 07/25/2034	400,000	403,189
5.57%, 07/25/2029	300,000	304,529
5.61%, 04/23/2036	50,000	50,307
Westpac Banking Corp.
4.04%, 08/26/2027	300,000	299,195
5.05%, 04/16/2029	200,000	202,324
6.82%, 11/17/2033	200,000	214,526
		44,972,863

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Beverages — 0.5%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	$155,000	$147,438
Anheuser-Busch InBev Worldwide, Inc.
5.00%, 06/15/2034	200,000	198,249
Coca-Cola Co.
1.00%, 03/15/2028	200,000	189,677
2.25%, 01/05/2032	200,000	177,081
Constellation Brands, Inc.
3.60%, 02/15/2028	200,000	196,893
4.95%, 11/01/2035	100,000	95,474
Diageo Capital PLC
2.00%, 04/29/2030	400,000	361,351
Keurig Dr Pepper, Inc.
3.95%, 04/15/2029	200,000	195,325
4.60%, 05/25/2028	100,000	99,839
4.60%, 05/15/2030	50,000	49,126
5.30%, 03/15/2034	20,000	19,751
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	20,000	19,878
PepsiCo, Inc.
2.63%, 07/29/2029	200,000	189,538
4.45%, 05/15/2028	200,000	200,151
5.00%, 07/23/2035	100,000	98,728
PepsiCo., Inc.
5.00%, 02/07/2035	200,000	197,612
		2,436,111
Biotechnology — 0.2%
Amgen, Inc.
3.35%, 02/22/2032	200,000	183,641
4.05%, 08/18/2029	200,000	196,123
5.15%, 03/02/2028	200,000	201,539
5.25%, 03/02/2033	100,000	100,222
Biogen, Inc.
5.75%, 05/15/2035	20,000	20,470
Gilead Sciences, Inc.
4.80%, 11/15/2029	300,000	301,061
Royalty Pharma PLC
2.15%, 09/02/2031	200,000	174,179
		1,177,235
Building Materials — 0.2%
Amrize Finance US LLC
5.40%, 04/07/2035	30,000	29,848
Carlisle Cos., Inc.
5.25%, 09/15/2035	20,000	19,519
Carrier Global Corp.
2.72%, 02/15/2030	100,000	92,935
CRH America Finance, Inc.
5.00%, 02/09/2036	30,000	28,764
CRH SMW Finance DAC
5.13%, 01/09/2030	200,000	201,258
Eagle Materials, Inc.
5.00%, 03/15/2036	25,000	23,578
Fortune Brands Home & Security, Inc.
4.00%, 03/25/2032	100,000	93,827
Johnson Controls International PLC/Tyco Fire & Security Finance SCA
2.00%, 09/16/2031	100,000	86,814
Martin Marietta Materials, Inc.
5.15%, 12/01/2034	100,000	97,849
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Owens Corning
5.70%, 06/15/2034	$100,000	$101,368
Trane Technologies Financing, Ltd.
5.10%, 06/13/2034	100,000	99,083
Vulcan Materials Co.
3.50%, 06/01/2030	100,000	94,841
		969,684
Chemicals — 0.3%
Air Products & Chemicals, Inc.
2.05%, 05/15/2030	200,000	181,247
CF Industries, Inc.
5.30%, 11/26/2035	25,000	24,439
Dow Chemical Co.
4.80%, 11/30/2028	300,000	299,925
5.35%, 03/15/2035	25,000	24,370
5.65%, 03/15/2036	50,000	49,162
Eastman Chemical Co.
5.00%, 08/01/2029	200,000	200,270
Ecolab, Inc.
4.30%, 06/15/2028	100,000	99,667
4.80%, 03/24/2030	100,000	99,866
5.35%, 06/15/2036	40,000	39,915
LYB International Finance III LLC
5.88%, 01/15/2036	30,000	29,780
6.15%, 05/15/2035	50,000	50,752
Mosaic Co.
5.45%, 11/15/2033	15,000	14,931
Nutrien, Ltd.
4.90%, 03/27/2028	100,000	100,307
5.40%, 06/21/2034	100,000	100,038
Sherwin-Williams Co.
2.30%, 05/15/2030	100,000	90,971
Westlake Corp.
5.55%, 11/15/2035	20,000	19,411
		1,425,051
Commercial Services — 0.4%
Automatic Data Processing, Inc.
1.25%, 09/01/2030	300,000	262,402
Block Financial LLC
3.88%, 08/15/2030	30,000	28,353
Equifax, Inc.
4.80%, 09/15/2029	200,000	199,274
Global Payments, Inc.
3.20%, 08/15/2029	300,000	283,081
4.88%, 11/15/2030	50,000	48,636
5.20%, 11/15/2032	50,000	48,268
5.55%, 11/15/2035	50,000	47,619
J. Paul Getty Trust
4.91%, 04/01/2035	15,000	14,736
Mobility Global, Inc.
6.05%, 06/15/2036*	20,000	19,707
Moody's Corp.
3.25%, 01/15/2028	200,000	196,810
PayPal Holdings, Inc.
5.10%, 04/01/2035	150,000	145,222
President & Fellows of Harvard College
4.89%, 03/15/2030	50,000	50,362
Quanta Services, Inc.
2.90%, 10/01/2030	200,000	184,203
RELX Capital, Inc.
5.25%, 03/27/2035	50,000	49,365

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
S&P Global, Inc.
2.90%, 03/01/2032	$45,000	$40,447
2.95%, 03/01/2029	200,000	191,609
Triton Container International, Ltd./TAL International Container Corp.
3.25%, 03/15/2032	20,000	17,728
5.15%, 02/15/2033	20,000	19,352
Verisk Analytics, Inc.
4.13%, 03/15/2029	200,000	196,666
Yale University
1.48%, 04/15/2030	50,000	44,701
		2,088,541
Computers — 0.7%
Accenture Capital, Inc.
4.25%, 10/04/2031	200,000	192,595
5.60%, 07/10/2036	50,000	49,663
Apple, Inc.
1.40%, 08/05/2028	200,000	188,971
3.35%, 08/08/2032	200,000	186,863
4.00%, 05/12/2028	400,000	397,630
4.20%, 05/12/2030	200,000	198,250
4.75%, 05/12/2035	200,000	197,936
Booz Allen Hamilton, Inc.
5.95%, 04/15/2035	20,000	19,650
Dell International LLC/EMC Corp.
4.50%, 02/15/2031	50,000	48,733
4.75%, 04/01/2028	200,000	200,202
4.75%, 10/06/2032	100,000	97,149
5.10%, 02/15/2036	50,000	47,988
5.30%, 10/01/2029	200,000	202,232
5.40%, 04/15/2034	100,000	99,230
Hewlett Packard Enterprise Co.
4.85%, 10/15/2031	100,000	98,530
5.00%, 10/15/2034	50,000	47,907
5.25%, 07/01/2028	200,000	201,902
HP, Inc.
4.20%, 04/15/2032	200,000	188,611
IBM International Capital Pte., Ltd.
4.90%, 02/05/2034	100,000	96,262
International Business Machines Corp.
3.50%, 05/15/2029	200,000	193,328
4.65%, 02/10/2028	100,000	100,141
4.75%, 02/06/2033	100,000	97,373
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	100,000	83,309
Leidos, Inc.
4.38%, 05/15/2030	200,000	194,894
NetApp, Inc.
5.70%, 03/17/2035	20,000	20,130
		3,449,479
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.
4.60%, 03/01/2028	100,000	100,350
4.60%, 03/01/2033	100,000	99,612
Estee Lauder Cos., Inc.
2.60%, 04/15/2030	200,000	184,945
Kenvue, Inc.
5.05%, 03/22/2028	200,000	201,375
Procter & Gamble Co.
1.95%, 04/23/2031	200,000	177,357
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care (continued)
3.95%, 01/26/2028	$200,000	$198,966
Unilever Capital Corp.
1.75%, 08/12/2031	200,000	173,060
3.50%, 03/22/2028	400,000	394,287
		1,529,952
Distribution/Wholesale — 0.0%
LKQ Corp.
		20,370
Diversified Financial Services — 1.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	150,000	144,196
3.30%, 01/30/2032	150,000	135,705
5.00%, 11/15/2035	150,000	142,726
5.75%, 06/06/2028	150,000	152,424
6.15%, 09/30/2030	150,000	155,360
Affiliated Managers Group, Inc.
5.50%, 02/15/2036	25,000	24,256
Ally Financial, Inc.
8.00%, 11/01/2031	200,000	220,710
American Express Co.
4.01%, 02/09/2029	100,000	99,067
4.42%, 08/03/2033	200,000	192,203
4.80%, 10/24/2036	100,000	94,769
5.09%, 01/30/2031	200,000	200,938
5.28%, 07/27/2029	200,000	202,102
5.67%, 04/25/2036	150,000	152,367
Ameriprise Financial, Inc.
5.20%, 04/15/2035	25,000	24,536
5.70%, 12/15/2028	100,000	102,330
BGC Group, Inc.
6.15%, 04/02/2030	30,000	30,424
Blue Owl Finance LLC
3.13%, 06/10/2031	100,000	87,347
Brookfield Asset Management, Ltd.
4.83%, 04/15/2031	20,000	19,602
5.30%, 01/15/2036	15,000	14,375
5.80%, 04/24/2035	25,000	24,979
Brookfield Finance I UK Plc / Brookfield Finance, Inc.
2.34%, 01/30/2032	100,000	86,588
Capital One Financial Corp.
3.80%, 01/31/2028	300,000	296,025
6.18%, 01/30/2036	100,000	100,289
6.38%, 06/08/2034	300,000	312,528
Charles Schwab Corp.
2.00%, 03/20/2028	100,000	95,996
2.90%, 03/03/2032	100,000	89,835
4.34%, 11/14/2031	50,000	48,773
5.49%, 05/21/2037	50,000	49,679
6.14%, 08/24/2034	100,000	104,441
6.20%, 11/17/2029	100,000	103,087
CI Financial Corp.
3.20%, 12/17/2030	100,000	90,450
CME Group, Inc.
3.75%, 06/15/2028	100,000	98,824
Intercontinental Exchange, Inc.
1.85%, 09/15/2032	100,000	83,318
2.10%, 06/15/2030	50,000	45,094
4.00%, 09/15/2027	100,000	99,516
4.60%, 03/15/2033	100,000	96,560

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Jefferies Financial Group, Inc.
2.63%, 10/15/2031	$100,000	$86,631
2.75%, 10/15/2032	25,000	21,208
4.15%, 01/23/2030	50,000	47,981
5.50%, 02/15/2036	50,000	47,315
6.20%, 04/14/2034	50,000	50,452
Lazard Group LLC
4.50%, 09/19/2028	100,000	99,287
LPL Holdings, Inc.
5.75%, 06/15/2035	50,000	49,177
6.75%, 11/17/2028	100,000	103,705
Marex Group PLC
5.68%, 04/21/2031	20,000	19,772
5.83%, 05/08/2028	50,000	50,263
Mastercard, Inc.
4.85%, 03/09/2033	200,000	198,482
4.88%, 05/09/2034	100,000	98,583
Nasdaq, Inc.
5.55%, 02/15/2034	100,000	101,094
Nomura Holdings, Inc.
2.17%, 07/14/2028	200,000	190,319
2.61%, 07/14/2031	200,000	176,618
6.07%, 07/12/2028	200,000	204,561
ORIX Corp.
4.00%, 04/13/2032	30,000	28,374
5.20%, 09/13/2032	15,000	15,095
5.40%, 02/25/2035	20,000	19,835
Raymond James Financial, Inc.
4.90%, 09/11/2035	25,000	23,852
Sumisho Air Lease Corp
5.50%, 03/24/2036*	20,000	19,490
5.85%, 12/15/2027	100,000	101,374
Sumisho Air Lease Corp.
2.88%, 01/15/2032	50,000	44,260
3.25%, 10/01/2029	100,000	94,691
3.63%, 12/01/2027	100,000	98,556
4.85%, 03/24/2031*	50,000	49,079
Synchrony Financial
2.88%, 10/28/2031	100,000	87,524
5.45%, 03/06/2031	100,000	99,635
TPG Operating Group II LP
5.38%, 01/15/2036	25,000	24,061
5.88%, 03/05/2034	20,000	20,109
Visa, Inc.
1.10%, 02/15/2031	200,000	171,754
Voya Financial, Inc.
5.00%, 09/20/2034	50,000	48,211
		6,512,767
Electric — 2.6%
AEP Texas, Inc.
5.20%, 04/15/2036	50,000	48,307
Ameren Corp.
5.38%, 03/15/2035	100,000	99,020
American Electric Power Co., Inc.
5.63%, 03/01/2033	200,000	204,197
6.05%, 03/15/2056	40,000	39,309
Arizona Public Service Co.
5.70%, 08/15/2034	25,000	25,362
Baltimore Gas & Electric Co.
5.45%, 06/01/2035	150,000	149,529
Security Description	Shares or Principal Amount	Value

Electric (continued)
Berkshire Hathaway Energy Co.
3.25%, 04/15/2028	$200,000	$195,679
Black Hills Corp.
6.00%, 01/15/2035	100,000	101,597
CenterPoint Energy Houston Electric LLC
4.80%, 03/15/2030	200,000	199,610
5.05%, 03/01/2035	200,000	194,958
Connecticut Light & Power Co.
4.95%, 08/15/2034	200,000	194,961
Consolidated Edison Co. of New York, Inc.
4.00%, 12/01/2028	300,000	296,048
5.15%, 06/15/2036	50,000	48,752
Constellation Energy Generation LLC
3.90%, 01/08/2028	400,000	396,473
4.40%, 01/15/2031	50,000	48,680
Consumers Energy Co.
3.80%, 11/15/2028	300,000	295,023
5.05%, 05/15/2035	200,000	196,256
Dominion Energy, Inc.
3.38%, 04/01/2030	50,000	47,381
4.60%, 05/15/2028	100,000	99,824
5.25%, 08/01/2033	200,000	199,965
6.15%, 12/15/2056	25,000	24,733
6.20%, 02/15/2056	30,000	29,533
6.63%, 05/15/2055	100,000	100,751
DTE Electric Co.
1.90%, 04/01/2028	400,000	383,701
4.85%, 03/01/2036	50,000	47,761
5.25%, 05/15/2035	100,000	99,098
Duke Energy Carolinas LLC
4.85%, 01/15/2034	200,000	195,257
4.95%, 01/15/2033	200,000	198,256
5.15%, 06/15/2036	30,000	29,307
Duke Energy Corp.
4.30%, 03/15/2028	500,000	497,376
4.95%, 09/15/2035	50,000	47,910
6.45%, 09/01/2054	25,000	25,604
Duke Energy Progress LLC
5.05%, 03/15/2035	25,000	24,433
Entergy Corp.
1.90%, 06/15/2028	300,000	284,759
5.88%, 06/15/2056	15,000	14,833
Entergy Louisiana LLC
4.90%, 04/15/2036	50,000	47,782
5.15%, 09/15/2034	200,000	198,041
Evergy Kansas Central, Inc.
5.25%, 03/15/2035	20,000	19,708
5.30%, 07/01/2036	20,000	19,667
Eversource Energy
4.45%, 12/15/2030	200,000	195,009
Exelon Corp.
3.35%, 03/15/2032	200,000	182,858
5.15%, 03/15/2028	300,000	302,032
FirstEnergy Transmission LLC
5.00%, 01/15/2035	20,000	19,342
Florida Power & Light Co.
2.45%, 02/03/2032	200,000	176,845
Georgia Power Co.
4.95%, 05/17/2033	200,000	197,762
5.25%, 03/15/2034	200,000	199,558
IPALCO Enterprises, Inc.
5.75%, 04/01/2034	100,000	97,715

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Jersey Central Power & Light Co.
5.10%, 01/15/2035	$20,000	$19,547
5.15%, 01/15/2036	20,000	19,416
National Grid PLC
5.41%, 06/09/2036	50,000	48,744
National Rural Utilities Cooperative Finance Corp.
3.70%, 03/15/2029	200,000	194,903
4.02%, 11/01/2032	200,000	188,471
NextEra Energy Capital Holdings, Inc.
1.90%, 06/15/2028	200,000	190,143
2.25%, 06/01/2030	200,000	181,408
4.69%, 09/01/2027	100,000	100,159
5.25%, 03/15/2034	200,000	198,718
5.45%, 03/15/2035	200,000	198,066
6.38%, 08/15/2055	50,000	50,195
6.70%, 09/01/2054	50,000	50,676
Oklahoma Gas & Electric Co.
5.40%, 01/15/2033	50,000	50,472
Oncor Electric Delivery Co. LLC
2.75%, 05/15/2030	400,000	370,682
Pacific Gas & Electric Co.
2.10%, 08/01/2027	200,000	195,024
4.55%, 07/01/2030	200,000	195,560
5.70%, 03/01/2035	100,000	99,459
6.40%, 06/15/2033	200,000	209,169
PacifiCorp
5.30%, 02/15/2031	50,000	50,274
5.45%, 02/15/2034	200,000	199,008
5.80%, 04/15/2036	50,000	50,146
Pinnacle West Capital Corp.
5.15%, 05/15/2030	100,000	100,403
PPL Capital Funding, Inc.
4.13%, 04/15/2030	200,000	194,414
Public Service Co. of Colorado
1.88%, 06/15/2031	200,000	173,266
5.15%, 09/15/2035	25,000	24,355
Public Service Co. of Oklahoma
5.20%, 01/15/2035	200,000	194,957
Public Service Electric & Gas Co.
4.65%, 03/15/2033	200,000	195,116
4.90%, 08/15/2035	50,000	48,621
Public Service Enterprise Group, Inc.
5.20%, 04/01/2029	100,000	100,904
San Diego Gas & Electric Co.
5.40%, 04/15/2035	100,000	99,679
Sempra
5.25%, 03/15/2036	25,000	24,123
5.50%, 08/01/2033	200,000	201,789
6.55%, 04/01/2055	15,000	15,003
Southern California Edison Co.
5.20%, 06/01/2034	100,000	97,666
5.25%, 03/15/2030	100,000	100,622
5.45%, 03/01/2035	50,000	49,099
5.95%, 11/01/2032	200,000	206,201
Southern Co.
3.70%, 04/30/2030	300,000	287,788
5.50%, 03/15/2029	200,000	203,474
Union Electric Co.
5.20%, 04/01/2034	100,000	99,481
Virginia Electric & Power Co.
5.15%, 03/15/2035	200,000	195,338
Security Description	Shares or Principal Amount	Value

Electric (continued)
Vistra Operations Co. LLC
5.00%, 04/30/2031*	$50,000	$49,232
5.25%, 04/30/2033*	50,000	48,887
5.55%, 04/30/2036*	50,000	48,659
WEC Energy Group, Inc.
1.38%, 10/15/2027	300,000	289,206
Wisconsin Electric Power Co.
4.75%, 09/30/2032	15,000	14,831
5.10%, 06/15/2036	15,000	14,705
Wisconsin Power & Light Co.
3.00%, 07/01/2029	300,000	286,463
Xcel Energy, Inc.
5.60%, 04/15/2035	100,000	100,015
5.75%, 12/03/2056	20,000	19,614
		13,084,713
Electrical Components & Equipment — 0.0%
Emerson Electric Co.
		94,328
Electronics — 0.3%
Allegion PLC
3.50%, 10/01/2029	200,000	191,611
Amphenol Corp.
2.20%, 09/15/2031	100,000	88,130
3.80%, 11/15/2027	100,000	99,201
4.40%, 02/15/2033	100,000	95,917
4.63%, 02/15/2036	50,000	47,128
Arrow Electronics, Inc.
5.15%, 08/21/2029	100,000	100,321
Flex, Ltd.
5.25%, 01/15/2032	100,000	98,441
Honeywell International, Inc.
1.75%, 09/01/2031	100,000	85,962
4.50%, 01/15/2034	100,000	96,017
5.00%, 03/01/2035	100,000	98,212
Hubbell, Inc.
5.15%, 06/15/2036	50,000	48,597
Jabil, Inc.
3.95%, 01/12/2028	300,000	296,470
nVent Finance SARL
2.75%, 11/15/2031	100,000	88,473
TD SYNNEX Corp.
2.38%, 08/09/2028	200,000	190,216
		1,624,696
Engineering & Construction — 0.0%
Jacobs Solutions, Inc.
4.75%, 03/03/2031	6,000	5,868
5.38%, 03/03/2036	30,000	28,897
		34,765
Environmental Control — 0.2%
Republic Services, Inc.
3.95%, 05/15/2028	300,000	297,035
5.00%, 04/01/2034	100,000	98,757
Veralto Corp.
5.35%, 09/18/2028	100,000	101,171
Waste Connections, Inc.
3.20%, 06/01/2032	100,000	91,030
Waste Management, Inc.
3.15%, 11/15/2027	200,000	196,897
4.15%, 04/15/2032	100,000	96,448

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Environmental Control (continued)
4.80%, 03/15/2032	$100,000	$99,532
4.95%, 03/15/2035	50,000	48,985
		1,029,855
Food — 0.5%
Kellanova
3.40%, 11/15/2027	200,000	197,469
Conagra Brands, Inc.
4.85%, 11/01/2028	200,000	199,480
Flowers Foods, Inc.
5.75%, 03/15/2035	15,000	14,132
General Mills, Inc.
5.25%, 01/30/2035	50,000	49,165
Hershey Co.
1.70%, 06/01/2030	200,000	178,801
J.M. Smucker Co.
4.25%, 03/15/2035	200,000	183,138
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	200,000	176,244
5.50%, 01/15/2036	50,000	48,780
Kraft Heinz Foods Co.
3.75%, 04/01/2030	50,000	47,992
Kroger Co.
4.50%, 01/15/2029	200,000	198,935
5.00%, 09/15/2034	100,000	96,919
McCormick & Co., Inc.
4.70%, 10/15/2034	15,000	14,250
Mondelez International, Inc.
4.13%, 05/07/2028	200,000	198,316
Pilgrim's Pride Corp.
4.25%, 04/15/2031	200,000	190,162
Sysco Corp.
5.10%, 09/23/2030	200,000	200,030
The Campbell's Company
5.40%, 03/21/2034	100,000	96,657
Tyson Foods, Inc.
4.35%, 03/01/2029	200,000	197,741
		2,288,211
Forest Products & Paper — 0.1%
Suzano Austria GmbH
2.50%, 09/15/2028	200,000	189,164
Suzano Netherlands BV
5.50%, 01/15/2036	100,000	95,372
		284,536
Gas — 0.2%
Atmos Energy Corp.
1.50%, 01/15/2031	20,000	17,345
4.75%, 01/15/2032	30,000	29,621
5.20%, 08/15/2035	15,000	14,867
5.90%, 11/15/2033	20,000	20,845
CenterPoint Energy Resources Corp.
4.40%, 07/01/2032	20,000	19,277
5.40%, 07/01/2034	15,000	15,008
National Fuel Gas Co.
4.75%, 09/01/2028	200,000	199,236
NiSource, Inc.
3.60%, 05/01/2030	200,000	190,830
5.30%, 05/18/2036	30,000	29,354
5.35%, 07/15/2035	100,000	98,798
Security Description	Shares or Principal Amount	Value

Gas (continued)
Piedmont Natural Gas Co., Inc.
3.50%, 06/01/2029	$200,000	$193,408
Southern California Gas Co.
2.55%, 02/01/2030	200,000	185,633
5.45%, 06/15/2035	50,000	50,178
Southern Co. Gas Capital Corp.
1.75%, 01/15/2031	25,000	21,882
4.95%, 09/15/2034	15,000	14,576
5.10%, 09/15/2035	25,000	24,205
5.15%, 09/15/2032	20,000	20,057
Southwest Gas Corp.
4.05%, 03/15/2032	20,000	18,919
Spire Missouri, Inc.
5.15%, 08/15/2034	10,000	9,876
Spire, Inc.
4.60%, 09/01/2031	10,000	9,736
6.25%, 06/01/2056	15,000	14,841
		1,198,492
Hand/Machine Tools — 0.0%
Stanley Black & Decker, Inc.
		91,108
Health Care-Products — 0.3%
Abbott Laboratories
4.00%, 03/15/2031	100,000	96,642
4.30%, 03/15/2033	100,000	95,820
4.65%, 03/15/2036	120,000	113,994
Augusta SpinCo. Corp.
4.66%, 03/23/2031	25,000	24,592
4.95%, 03/23/2033	25,000	24,536
5.25%, 03/23/2036	25,000	24,544
Baxter International, Inc.
2.54%, 02/01/2032	200,000	171,100
GE HealthCare Technologies, Inc.
5.50%, 06/15/2035	50,000	49,928
5.91%, 11/22/2032	200,000	207,677
Medtronic, Inc.
4.38%, 03/15/2035	50,000	47,139
Solventum Corp.
5.40%, 03/01/2029	139,000	140,734
Stryker Corp.
4.85%, 02/10/2030	100,000	99,991
5.20%, 02/10/2035	100,000	99,167
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	50,000	48,340
5.09%, 08/10/2033	200,000	199,425
Zimmer Biomet Holdings, Inc.
2.60%, 11/24/2031	200,000	177,444
		1,621,073
Health Care-Services — 0.7%
Advocate Health & Hospitals Corp.
3.83%, 08/15/2028	50,000	49,263
Aetna, Inc.
6.63%, 06/15/2036	25,000	26,701
Ascension Health
4.92%, 11/15/2035	50,000	48,407
Cigna Group
2.38%, 03/15/2031	200,000	178,712
2.40%, 03/15/2030	100,000	91,756
4.38%, 10/15/2028	200,000	198,657
5.25%, 01/15/2036	50,000	49,029

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Services (continued)
CommonSpirit Health
3.35%, 10/01/2029	$100,000	$95,369
5.21%, 12/01/2031	200,000	200,134
Elevance Health, Inc.
2.88%, 09/15/2029	200,000	188,751
4.95%, 11/01/2031	200,000	198,839
5.00%, 01/15/2036	50,000	48,081
5.50%, 10/15/2032	100,000	101,606
HCA, Inc.
3.50%, 09/01/2030	200,000	188,520
4.13%, 06/15/2029	200,000	196,173
5.30%, 05/15/2036	50,000	48,489
5.45%, 09/15/2034	100,000	99,323
5.63%, 09/01/2028	50,000	50,645
5.75%, 03/01/2035	150,000	151,242
Humana, Inc.
5.38%, 04/15/2031	200,000	200,852
5.55%, 05/01/2035	25,000	24,578
Laboratory Corp. of America Holdings
4.80%, 10/01/2034	100,000	95,871
Quest Diagnostics, Inc.
5.00%, 12/15/2034	100,000	97,795
UnitedHealth Group, Inc.
2.95%, 10/15/2027	100,000	98,315
3.85%, 06/15/2028	200,000	197,560
4.50%, 04/15/2033	100,000	96,170
4.90%, 04/15/2031	200,000	200,107
5.00%, 04/15/2034	100,000	98,244
5.15%, 07/15/2034	150,000	148,789
Universal Health Services, Inc.
4.63%, 10/15/2029	200,000	196,847
		3,664,825
Home Builders — 0.0%
DR Horton, Inc.
5.00%, 10/15/2034	20,000	19,416
5.50%, 10/15/2035	20,000	19,963
Meritage Homes Corp.
5.65%, 03/15/2035	15,000	14,888
PulteGroup, Inc.
6.00%, 02/15/2035	50,000	51,462
		105,729
Household Products/Wares — 0.1%
Avery Dennison Corp.
5.75%, 03/15/2033	100,000	102,765
Clorox Co.
4.70%, 05/15/2031	25,000	24,602
5.25%, 05/15/2036	25,000	24,360
Kimberly-Clark Corp.
1.05%, 09/15/2027	100,000	96,623
2.00%, 11/02/2031	50,000	43,590
		291,940
Insurance — 0.8%
AEGON Funding Co. LLC
5.63%, 05/07/2036	20,000	19,473
Aflac, Inc.
5.15%, 05/14/2036	30,000	29,401
Allstate Corp.
1.45%, 12/15/2030	100,000	86,418
5.95%, 04/01/2036	25,000	25,861
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American International Group, Inc.
3.88%, 01/15/2035	$25,000	$22,486
5.45%, 05/07/2035	30,000	30,021
American National Group, Inc.
6.00%, 07/15/2035	20,000	19,518
Aon Corp.
2.80%, 05/15/2030	200,000	185,251
Aon North America, Inc.
5.45%, 03/01/2034	100,000	100,141
Arthur J Gallagher & Co.
5.00%, 02/15/2032	200,000	198,327
Assurant, Inc.
2.65%, 01/15/2032	100,000	86,910
Assured Guaranty US Holdings, Inc.
6.13%, 09/15/2028	50,000	51,235
Berkshire Hathaway Finance Corp.
2.88%, 03/15/2032	100,000	91,296
Brown & Brown, Inc.
4.20%, 03/17/2032	100,000	93,938
5.55%, 06/23/2035	30,000	29,417
Chubb INA Holdings LLC
1.38%, 09/15/2030	200,000	174,166
4.90%, 08/15/2035	50,000	48,297
5.30%, 05/20/2036	40,000	39,601
CNA Financial Corp.
3.90%, 05/01/2029	100,000	97,390
5.20%, 08/15/2035	50,000	48,188
CNO Financial Group, Inc.
5.25%, 05/30/2029	100,000	100,084
Enstar Group, Ltd.
4.95%, 06/01/2029	100,000	99,264
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	100,000	101,981
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	200,000	185,317
Fidelity National Financial, Inc.
4.50%, 08/15/2028	100,000	99,315
First American Financial Corp.
2.40%, 08/15/2031	100,000	86,382
Globe Life, Inc.
4.80%, 06/15/2032	100,000	97,793
Jackson Financial, Inc.
3.13%, 11/23/2031	15,000	13,323
Kemper Corp.
3.80%, 02/23/2032	20,000	17,834
Lincoln National Corp.
3.40%, 01/15/2031	100,000	93,141
5.35%, 11/15/2035	30,000	28,980
Loews Corp.
3.20%, 05/15/2030	100,000	94,200
Manulife Financial Corp.
4.99%, 12/11/2035	30,000	28,907
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	100,000	89,804
4.85%, 11/15/2031	200,000	198,390
4.95%, 03/15/2036	50,000	48,165
5.40%, 09/15/2033	20,000	20,219
Mercury General Corp.
6.25%, 06/15/2036	15,000	14,925
MetLife, Inc.
5.30%, 12/15/2034	50,000	49,932
5.38%, 07/15/2033	200,000	202,861
5.70%, 06/15/2035	30,000	30,601

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
5.85%, 03/15/2056	$20,000	$19,498
6.38%, 06/15/2034	25,000	26,615
Old Republic International Corp.
5.70%, 06/01/2036	20,000	19,660
Principal Financial Group, Inc.
2.13%, 06/15/2030	100,000	89,884
Progressive Corp.
3.00%, 03/15/2032	100,000	90,395
5.15%, 03/26/2036	30,000	29,370
Prudential Financial, Inc.
5.13%, 03/01/2052	50,000	48,581
5.20%, 03/14/2035	50,000	49,309
5.75%, 07/15/2033	200,000	207,962
6.50%, 03/15/2054	25,000	25,577
Reinsurance Group of America, Inc.
5.75%, 09/15/2034	30,000	30,250
6.00%, 09/15/2033	100,000	102,835
RenaissanceRe Holdings, Ltd.
5.80%, 04/01/2035	30,000	30,186
Travelers Cos., Inc.
5.05%, 07/24/2035	20,000	19,544
Willis North America, Inc.
2.95%, 09/15/2029	100,000	94,280
4.55%, 03/15/2031	50,000	48,624
		4,111,323
Internet — 0.9%
Airbnb, Inc.
4.65%, 03/16/2031	25,000	24,647
5.25%, 03/16/2036	25,000	24,360
Alibaba Group Holding, Ltd.
4.88%, 05/26/2030	200,000	201,238
Alphabet, Inc.
3.70%, 02/15/2029	300,000	293,842
4.50%, 05/15/2035	200,000	190,450
4.70%, 11/15/2035	100,000	95,213
4.80%, 02/15/2036	150,000	143,922
Amazon.com, Inc.
2.10%, 05/12/2031	200,000	175,907
3.15%, 08/22/2027	400,000	395,340
3.45%, 04/13/2029	200,000	193,812
4.25%, 03/13/2031	150,000	145,504
4.35%, 03/20/2033	50,000	47,745
4.65%, 11/20/2035	200,000	188,449
4.80%, 07/09/2031	130,000	128,767
4.80%, 12/05/2034	200,000	194,800
4.88%, 03/13/2036	200,000	191,411
5.30%, 07/09/2036	130,000	127,731
AppLovin Corp.
5.13%, 12/01/2029	200,000	200,236
eBay, Inc.
4.25%, 03/06/2029	100,000	98,700
5.13%, 11/06/2035	50,000	48,359
Expedia Group, Inc.
3.80%, 02/15/2028	200,000	197,320
5.40%, 02/15/2035	30,000	29,198
5.50%, 04/15/2036	50,000	48,500
Meta Platforms, Inc.
4.30%, 08/15/2029	200,000	198,072
4.60%, 11/15/2032	200,000	192,520
4.75%, 08/15/2034	200,000	190,297
4.88%, 11/15/2035	200,000	187,614
Security Description	Shares or Principal Amount	Value

Internet (continued)
5.25%, 05/15/2036	$200,000	$191,754
Netflix, Inc.
6.38%, 05/15/2029	200,000	208,780
Uber Technologies, Inc.
4.30%, 01/15/2030	200,000	196,098
4.80%, 09/15/2035	50,000	47,380
		4,797,966
Investment Companies — 0.3%
Ares Capital Corp.
2.88%, 06/15/2028	100,000	95,935
5.25%, 04/12/2031	100,000	96,643
5.80%, 03/08/2032	50,000	49,205
Ares Strategic Income Fund
6.20%, 03/21/2032	100,000	98,421
Bain Capital Specialty Finance, Inc.
5.95%, 03/01/2031	20,000	19,194
Barings Private Credit Corp.
6.15%, 06/11/2030	10,000	9,854
Blackstone Private Credit Fund
4.00%, 01/15/2029	100,000	95,820
5.95%, 05/15/2031	50,000	48,960
6.00%, 11/22/2034	25,000	23,760
6.25%, 01/25/2031	100,000	99,651
Blackstone Secured Lending Fund
2.85%, 09/30/2028	50,000	47,204
5.30%, 06/30/2030	50,000	48,467
Blue Owl Capital Corp.
5.95%, 03/15/2029	50,000	49,893
6.30%, 08/15/2031	30,000	29,616
Blue Owl Credit Income Corp.
5.80%, 03/15/2030	30,000	29,148
6.55%, 10/15/2031*	20,000	19,745
6.65%, 03/15/2031	50,000	49,652
7.75%, 09/16/2027	100,000	101,953
Blue Owl Technology Finance Corp.
6.13%, 01/23/2031	15,000	14,410
6.75%, 04/04/2029	50,000	49,924
Carlyle Secured Lending, Inc.
5.75%, 02/15/2031	25,000	23,647
Goldman Sachs BDC, Inc.
5.65%, 09/09/2030	20,000	19,511
Goldman Sachs Private Credit Corp.
5.88%, 01/31/2031	50,000	49,110
6.15%, 06/16/2031*	20,000	19,741
6.25%, 05/06/2030	20,000	20,117
Golub Capital BDC, Inc.
6.00%, 07/15/2029	50,000	50,052
Golub Capital Private Credit Fund
5.80%, 09/12/2029	50,000	49,352
HA Sustainable Infrastructure Capital, Inc.
6.00%, 03/15/2036	10,000	9,663
6.15%, 01/15/2031	20,000	20,324
6.38%, 07/01/2034	30,000	30,102
Main Street Capital Corp.
6.95%, 03/01/2029	50,000	51,398
Morgan Stanley Direct Lending Fund
6.10%, 07/15/2031	30,000	29,282
MSD Investment Corp.
6.13%, 02/05/2031*	25,000	24,158
North Haven Private Income Fund LLC
5.75%, 02/01/2030	15,000	14,540

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Investment Companies (continued)
Oaktree Specialty Lending Corp.
7.10%, 02/15/2029	$50,000	$50,642
Oaktree Strategic Credit Fund
6.19%, 07/15/2030	30,000	29,764
Sixth Street Lending Partners
6.13%, 07/15/2030	50,000	49,908
Sixth Street Specialty Lending, Inc.
6.13%, 03/01/2029	50,000	50,420
Trinity Capital, Inc.
7.00%, 05/21/2031	10,000	10,041
		1,679,227
Iron/Steel — 0.1%
ArcelorMittal SA
5.38%, 05/19/2036	30,000	29,195
6.80%, 11/29/2032	50,000	54,208
Nucor Corp.
4.65%, 06/01/2030	100,000	99,302
Steel Dynamics, Inc.
5.25%, 05/15/2035	100,000	98,322
Vale Overseas, Ltd.
3.75%, 07/08/2030	200,000	190,271
		471,298
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
4.75%, 05/15/2033	35,000	33,508
5.38%, 01/15/2036	50,000	48,418
		81,926
Lodging — 0.2%
Choice Hotels International, Inc.
5.85%, 08/01/2034	50,000	49,918
Hyatt Hotels Corp.
5.25%, 06/30/2029	100,000	100,809
5.40%, 12/15/2035	20,000	19,478
Las Vegas Sands Corp.
3.90%, 08/08/2029	100,000	96,381
Marriott International, Inc.
4.50%, 10/15/2031	100,000	97,640
4.63%, 06/15/2030	100,000	98,863
5.30%, 05/15/2034	100,000	98,901
Sands China, Ltd.
5.40%, 08/08/2028	200,000	201,194
		763,184
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
3.95%, 11/14/2028	50,000	49,417
4.50%, 05/15/2031	50,000	49,295
4.60%, 11/15/2027	100,000	100,257
4.70%, 11/15/2029	100,000	100,284
Caterpillar, Inc.
5.20%, 05/15/2035	50,000	50,055
		349,308
Machinery-Diversified — 0.3%
CNH Industrial Capital LLC
4.50%, 10/08/2027	200,000	199,827
Deere & Co.
5.45%, 01/16/2035	100,000	101,699
Ingersoll Rand, Inc.
5.70%, 08/14/2033	100,000	102,278
Security Description	Shares or Principal Amount	Value

Machinery-Diversified (continued)
John Deere Capital Corp.
2.80%, 09/08/2027	$400,000	$393,528
2.80%, 07/18/2029	200,000	190,276
4.95%, 07/14/2028	100,000	101,002
5.15%, 09/08/2033	100,000	100,580
Otis Worldwide Corp.
2.57%, 02/15/2030	200,000	184,583
Regal Rexnord Corp.
6.30%, 02/15/2030	100,000	103,385
Westinghouse Air Brake Technologies Corp.
5.50%, 05/29/2035	30,000	30,029
		1,507,187
Media — 0.4%
Charter Communications Operating LLC/Charter Communications Operating Capital
2.80%, 04/01/2031	200,000	175,080
5.85%, 12/01/2035	40,000	37,351
6.10%, 06/01/2029	300,000	304,466
6.38%, 10/23/2035	100,000	96,771
Comcast Corp.
1.50%, 02/15/2031	100,000	85,342
2.65%, 02/01/2030	300,000	276,695
5.30%, 06/01/2034	200,000	196,473
5.30%, 05/15/2035	50,000	48,792
Fox Corp.
4.71%, 01/25/2029	200,000	199,064
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	150,000	145,999
5.65%, 07/15/2033*	150,000	143,704
5.88%, 07/15/2036*	150,000	140,113
Walt Disney Co.
2.65%, 01/13/2031	200,000	183,417
3.80%, 03/22/2030	100,000	96,914
4.63%, 03/14/2036	30,000	28,463
6.40%, 12/15/2035	30,000	32,483
		2,191,127
Mining — 0.1%
BHP Billiton Finance USA, Ltd.
5.13%, 02/21/2032	200,000	200,800
5.30%, 02/21/2035	100,000	99,729
Freeport-McMoRan, Inc.
5.40%, 11/14/2034	20,000	19,932
Rio Tinto Alcan, Inc.
6.13%, 12/15/2033	100,000	104,926
Rio Tinto Finance USA PLC
4.88%, 03/14/2030	100,000	100,142
5.25%, 03/14/2035	100,000	99,439
		624,968
Miscellaneous Manufacturing — 0.1%
3M Co.
2.38%, 08/26/2029	200,000	186,965
Eaton Corp.
4.00%, 11/02/2032	50,000	47,672
4.15%, 03/15/2033	100,000	95,131
4.20%, 03/06/2031	200,000	193,968
Parker-Hannifin Corp.
3.25%, 06/14/2029	100,000	96,053
Textron, Inc.
6.10%, 11/15/2033	100,000	103,987
		723,776

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Multi-National — 2.3%
African Development Bank
3.50%, 09/18/2029	$300,000	$292,339
4.13%, 01/22/2036	200,000	190,583
Asian Development Bank
1.75%, 09/19/2029	200,000	184,871
3.13%, 08/20/2027	500,000	494,038
3.75%, 04/25/2028	300,000	296,850
4.00%, 01/12/2033	500,000	484,273
4.38%, 01/14/2028	400,000	399,547
4.50%, 08/25/2028	300,000	301,196
Asian Infrastructure Investment Bank
4.25%, 03/13/2034	400,000	390,416
Corp. Andina de Fomento
4.13%, 06/30/2028	200,000	198,778
European Bank for Reconstruction & Development
4.13%, 01/25/2029	300,000	298,384
European Investment Bank
3.75%, 11/15/2029	300,000	294,426
3.75%, 03/13/2031	200,000	194,383
3.88%, 03/15/2028	500,000	496,478
4.00%, 02/15/2029	300,000	297,555
4.13%, 02/13/2034	200,000	193,823
4.25%, 08/16/2032	100,000	98,579
4.50%, 10/16/2028	400,000	401,649
4.50%, 03/14/2030	300,000	301,168
4.63%, 02/12/2035	300,000	299,013
4.75%, 06/15/2029	300,000	303,182
Inter-American Development Bank
0.63%, 09/16/2027	500,000	480,500
1.13%, 07/20/2028	300,000	282,006
3.50%, 04/12/2033	400,000	375,188
4.13%, 01/23/2036	200,000	190,787
4.50%, 02/15/2030	200,000	200,798
Inter-American Investment Corp.
3.63%, 11/20/2028	200,000	196,852
International Bank for Reconstruction & Development
0.75%, 11/24/2027	2,000,000	1,907,997
1.13%, 09/13/2028	400,000	374,648
4.38%, 08/27/2035	200,000	195,146
4.63%, 01/15/2032	500,000	503,229
International Finance Corp.
3.88%, 07/02/2030	200,000	196,345
4.50%, 01/21/2028	400,000	400,873
		11,715,900
Office/Business Equipment — 0.0%
CDW LLC/CDW Finance Corp.
		135,995
Oil & Gas — 0.9%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	200,000	178,260
3.94%, 09/21/2028	300,000	295,970
5.23%, 11/17/2034	200,000	199,935
Canadian Natural Resources, Ltd.
5.40%, 12/15/2034	100,000	99,403
Chevron USA, Inc.
4.48%, 02/26/2028	200,000	200,146
4.50%, 10/15/2032	200,000	196,722
ConocoPhillips Co.
4.70%, 01/15/2030	200,000	199,420
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Devon Energy Corp.
4.38%, 03/15/2029*	$100,000	$98,792
5.20%, 09/15/2034	100,000	98,372
5.40%, 02/15/2035*	30,000	29,539
Diamondback Energy, Inc.
3.13%, 03/24/2031	200,000	184,416
EOG Resources, Inc.
5.00%, 07/15/2032	100,000	99,686
EQT Corp.
5.70%, 04/01/2028	200,000	202,786
Equinor ASA
4.75%, 11/14/2035	200,000	191,264
Expand Energy Corp.
5.70%, 01/15/2035	100,000	99,472
Exxon Mobil Corp.
2.44%, 08/16/2029	50,000	47,055
3.48%, 03/19/2030	200,000	192,346
Helmerich & Payne, Inc.
5.50%, 12/01/2034	50,000	48,419
Hess Corp.
7.88%, 10/01/2029	100,000	108,890
HF Sinclair Corp.
5.00%, 02/01/2028	200,000	199,784
6.25%, 01/15/2035	50,000	51,295
Marathon Petroleum Corp.
3.80%, 04/01/2028	150,000	147,935
Occidental Petroleum Corp.
5.55%, 10/01/2034	100,000	100,272
Ovintiv, Inc.
6.50%, 08/15/2034	50,000	52,775
Patterson-UTI Energy, Inc.
6.05%, 05/15/2036	25,000	24,577
Phillips 66 Co.
4.95%, 03/15/2035	100,000	97,035
5.30%, 06/30/2033	100,000	100,074
Pioneer Natural Resources Co.
1.90%, 08/15/2030	200,000	178,459
Shell Finance US, Inc.
3.88%, 11/13/2028	300,000	295,831
4.13%, 05/11/2035	35,000	32,485
4.75%, 01/06/2036	50,000	48,076
TotalEnergies Capital SA
5.15%, 04/05/2034	100,000	99,892
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	40,000	38,791
4.86%, 01/13/2036	25,000	24,027
Valero Energy Corp.
4.00%, 04/01/2029	200,000	196,128
Viper Energy Partners LLC
5.70%, 08/01/2035	50,000	49,690
Woodside Finance, Ltd.
5.10%, 09/12/2034	50,000	48,403
5.70%, 05/19/2032	25,000	25,489
6.00%, 05/19/2035	25,000	25,522
		4,607,433
Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
4.35%, 06/15/2031	40,000	38,850
4.65%, 06/15/2033	25,000	24,106
5.00%, 06/15/2036	50,000	47,994

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services (continued)
Schlumberger Investment SA
5.15%, 05/07/2036	$30,000	$29,355
		140,305
Packaging & Containers — 0.1%
Amcor Finance USA, Inc.
5.63%, 05/26/2033	100,000	101,177
Amcor Flexibles North America, Inc.
5.50%, 03/17/2035	50,000	49,864
Berry Global, Inc.
5.65%, 01/15/2034	100,000	100,752
Packaging Corp. of America
5.20%, 08/15/2035	20,000	19,625
Sonoco Products Co.
4.60%, 09/01/2029	200,000	197,736
WRKCo., Inc.
4.20%, 06/01/2032	200,000	190,315
		659,469
Pharmaceuticals — 1.4%
AbbVie, Inc.
3.20%, 11/21/2029	250,000	238,307
3.78%, 03/03/2028	100,000	98,922
4.50%, 05/14/2035	100,000	94,499
4.55%, 03/15/2035	50,000	47,466
4.65%, 03/15/2028	200,000	200,540
4.75%, 03/15/2036	50,000	47,844
4.95%, 03/15/2031	100,000	100,460
5.05%, 03/15/2034	100,000	99,249
5.20%, 03/15/2035	50,000	49,811
Astrazeneca Finance LLC
1.75%, 05/28/2028	300,000	286,095
4.60%, 03/02/2036	25,000	23,718
AstraZeneca PLC
1.38%, 08/06/2030	200,000	175,539
Becton Dickinson & Co.
1.96%, 02/11/2031	100,000	87,706
5.11%, 02/08/2034	100,000	98,773
Bristol-Myers Squibb Co.
2.95%, 03/15/2032	50,000	45,181
3.40%, 07/26/2029	100,000	96,707
3.45%, 11/15/2027	200,000	197,710
5.10%, 02/22/2031	50,000	50,529
5.20%, 02/22/2034	100,000	100,421
Cardinal Health, Inc.
4.50%, 09/15/2030	25,000	24,586
5.00%, 11/15/2029	150,000	150,610
Cencora, Inc.
4.85%, 12/15/2029	200,000	200,228
CVS Health Corp.
1.30%, 08/21/2027	50,000	48,351
3.25%, 08/15/2029	200,000	190,985
4.30%, 03/25/2028	150,000	149,090
5.13%, 02/21/2030	200,000	201,026
5.25%, 02/21/2033	100,000	100,017
5.40%, 06/01/2029	100,000	101,589
5.45%, 09/15/2035	50,000	49,484
5.70%, 06/01/2034	50,000	50,652
Eli Lilly & Co.
4.25%, 03/15/2031	50,000	48,975
4.70%, 02/09/2034	100,000	97,841
4.90%, 02/12/2032	200,000	200,714
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
5.10%, 02/12/2035	$200,000	$199,258
GlaxoSmithKline Capital, Inc.
3.88%, 05/15/2028	200,000	198,244
4.88%, 04/15/2035	50,000	48,554
Johnson & Johnson
2.90%, 01/15/2028	200,000	196,403
4.95%, 06/01/2034	200,000	201,953
McKesson Corp.
4.95%, 05/30/2032	100,000	99,748
Merck & Co., Inc.
2.15%, 12/10/2031	200,000	174,619
3.40%, 03/07/2029	200,000	194,426
4.95%, 09/15/2035	100,000	97,546
5.20%, 05/22/2036	50,000	49,635
Novartis Capital Corp.
3.80%, 09/18/2029	200,000	195,374
4.10%, 03/16/2029	40,000	39,528
4.10%, 11/05/2030	50,000	48,688
4.30%, 11/05/2032	50,000	48,323
4.40%, 03/18/2031	50,000	49,158
4.60%, 03/18/2033	60,000	58,562
4.90%, 03/18/2036	70,000	68,021
Pfizer Investment Enterprises Pte., Ltd.
4.45%, 05/19/2028	100,000	99,755
4.65%, 05/19/2030	200,000	198,822
Pfizer, Inc.
1.75%, 08/18/2031	200,000	172,756
2.63%, 04/01/2030	200,000	185,447
4.20%, 11/15/2030	50,000	48,886
4.88%, 11/15/2035	50,000	48,433
Takeda Pharmaceutical Co., Ltd.
5.00%, 11/26/2028	200,000	201,040
Takeda US Financing, Inc.
5.20%, 07/07/2035	200,000	195,958
Viatris, Inc.
2.70%, 06/22/2030	100,000	90,907
Zoetis, Inc.
4.15%, 08/17/2028	50,000	49,585
5.00%, 08/17/2035	50,000	48,441
		7,061,695
Pipelines — 1.0%
Boardwalk Pipelines LP
5.63%, 08/01/2034	50,000	50,092
Cheniere Energy Partners LP
3.25%, 01/31/2032	200,000	180,949
Cheniere Energy, Inc.
4.63%, 10/15/2028	200,000	199,149
DCP Midstream Operating LP
5.13%, 05/15/2029	150,000	150,839
Enbridge, Inc.
5.55%, 06/20/2035	200,000	199,989
5.70%, 03/08/2033	200,000	203,977
6.00%, 11/15/2028	100,000	102,733
Energy Transfer LP
5.70%, 04/01/2035	50,000	50,343
6.40%, 12/01/2030	200,000	209,900
6.55%, 12/01/2033	200,000	212,912
Enterprise Products Operating LLC
2.80%, 01/31/2030	200,000	187,290
5.20%, 01/15/2036	45,000	44,264
5.35%, 01/31/2033	200,000	202,674

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
Kinder Morgan, Inc.
5.20%, 06/01/2033	$100,000	$99,745
5.40%, 02/01/2034	100,000	100,297
7.80%, 08/01/2031	200,000	224,361
MPLX LP
4.95%, 09/01/2032	200,000	196,654
5.40%, 09/15/2035	100,000	98,015
ONEOK, Inc.
5.40%, 10/15/2035	100,000	97,911
6.05%, 09/01/2033	100,000	103,102
6.10%, 11/15/2032	200,000	207,706
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	200,000	191,920
5.60%, 01/15/2036	50,000	49,249
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	200,000	198,516
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	100,000	99,694
Targa Resources Corp.
5.55%, 08/15/2035	50,000	49,598
6.13%, 03/15/2033	100,000	103,852
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
4.00%, 01/15/2032	200,000	187,618
TransCanada PipeLines, Ltd.
4.10%, 04/15/2030	200,000	194,047
7.00%, 06/01/2065	20,000	20,521
Western Midstream Operating LP
4.05%, 02/01/2030	200,000	192,723
5.70%, 07/01/2036	30,000	29,614
Williams Cos., Inc.
2.60%, 03/15/2031	200,000	179,333
5.15%, 03/15/2034	100,000	98,112
5.30%, 08/15/2028	200,000	202,120
5.60%, 03/15/2035	100,000	100,123
		5,019,942
Private Equity — 0.1%
Blackstone Reg Finance Co. LLC
5.00%, 12/06/2034	50,000	48,424
Brookfield Finance, Inc.
4.85%, 03/29/2029	50,000	49,930
5.68%, 01/15/2035	50,000	49,879
Carlyle Group, Inc.
5.05%, 09/19/2035	25,000	23,777
Hercules Capital, Inc.
6.00%, 06/16/2030	10,000	9,899
6.30%, 07/24/2031	10,000	9,872
KKR & Co, Inc.
5.10%, 08/07/2035	30,000	28,533
		220,314
Real Estate — 0.0%
CBRE Services, Inc.
		102,317
REITS — 1.3%
Agree LP
2.60%, 06/15/2033	50,000	42,003
Alexandria Real Estate Equities, Inc.
2.00%, 05/18/2032	100,000	83,411
2.75%, 12/15/2029	100,000	92,898
5.25%, 03/15/2036	50,000	47,959
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Assets Trust LP
6.15%, 10/01/2034	$15,000	$14,898
American Homes 4 Rent LP
5.50%, 02/01/2034	100,000	99,490
American Tower Corp.
3.80%, 08/15/2029	200,000	194,056
5.55%, 07/15/2033	200,000	201,516
Americold Realty Operating Partnership LP
5.41%, 09/12/2034	15,000	14,361
AvalonBay Communities, Inc.
5.30%, 12/07/2033	100,000	100,849
Boston Properties LP
3.25%, 01/30/2031	100,000	92,163
4.50%, 12/01/2028	100,000	99,290
5.75%, 01/15/2035	100,000	99,266
Brixmor Operating Partnership LP
2.50%, 08/16/2031	100,000	88,270
5.75%, 02/15/2035	50,000	50,697
Camden Property Trust
4.10%, 10/15/2028	100,000	98,992
4.90%, 02/28/2036	20,000	19,108
Cousins Properties LP
4.88%, 03/01/2033	30,000	28,753
Crown Castle, Inc.
2.10%, 04/01/2031	200,000	174,146
3.30%, 07/01/2030	200,000	186,708
Digital Realty Trust LP
3.60%, 07/01/2029	100,000	96,590
EPR Properties
4.95%, 04/15/2028	100,000	99,706
Equinix Europe 2 Financing Corp. LLC
5.50%, 06/15/2034	100,000	98,689
Equinix, Inc.
3.90%, 04/15/2032	100,000	92,893
ERP Operating LP
4.15%, 12/01/2028	100,000	98,860
Essex Portfolio LP
4.00%, 03/01/2029	100,000	97,974
4.88%, 02/15/2036	30,000	28,499
Extra Space Storage LP
2.35%, 03/15/2032	100,000	86,036
4.95%, 01/15/2033	50,000	48,871
5.70%, 04/01/2028	100,000	101,428
Federal Realty OP LP
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	100,000	88,448
5.25%, 02/15/2033	25,000	24,128
5.30%, 01/15/2029	50,000	50,049
5.63%, 03/01/2036	25,000	23,971
Healthpeak OP LLC
3.00%, 01/15/2030	100,000	93,588
5.25%, 12/15/2032	100,000	99,569
Highwoods Realty LP
4.13%, 03/15/2028	100,000	98,569
Host Hotels & Resorts LP
3.38%, 12/15/2029	100,000	94,813
5.50%, 04/15/2035	30,000	29,509
Invitation Homes Operating Partnership LP
2.00%, 08/15/2031	50,000	42,777
2.70%, 01/15/2034	100,000	82,734
Kilroy Realty LP
4.25%, 08/15/2029	100,000	96,812
6.25%, 01/15/2036	25,000	24,900

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
Kimco Realty OP LLC
6.40%, 03/01/2034	$100,000	$106,375
LXP Industrial Trust
2.38%, 10/01/2031	100,000	88,064
Mid-America Apartments LP
4.95%, 03/01/2035	20,000	19,400
NNN REIT, Inc.
3.50%, 10/15/2027	100,000	98,759
5.60%, 10/15/2033	15,000	15,155
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	20,000	18,387
4.75%, 01/15/2028	100,000	99,743
Phillips Edison Grocery Center Operating Partnership I LP
2.63%, 11/15/2031	100,000	88,316
Piedmont Operating Partnership LP
5.63%, 01/15/2033	20,000	19,654
Prologis LP
3.88%, 09/15/2028	100,000	98,545
4.63%, 01/15/2033	100,000	97,389
4.75%, 06/15/2033	100,000	97,565
5.00%, 01/31/2035	100,000	97,268
Public Storage Operating Co.
1.95%, 11/09/2028	100,000	94,299
2.25%, 11/09/2031	100,000	87,574
Realty Income Corp.
3.25%, 01/15/2031	100,000	93,244
4.70%, 12/15/2028	100,000	100,011
5.13%, 02/15/2034	100,000	98,835
5.13%, 04/15/2035	50,000	48,840
5.63%, 10/13/2032	50,000	51,253
Regency Centers LP
3.70%, 06/15/2030	100,000	95,761
Safehold GL Holdings LLC
2.80%, 06/15/2031	100,000	89,427
Simon Property Group LP
2.45%, 09/13/2029	100,000	93,420
2.65%, 07/15/2030	100,000	92,172
2.65%, 02/01/2032	100,000	88,497
5.13%, 10/01/2035	50,000	49,016
Store Capital LLC
2.75%, 11/18/2030	100,000	89,615
Sun Communities Operating LP
2.30%, 11/01/2028	100,000	94,784
UDR, Inc.
2.10%, 08/01/2032	100,000	84,137
Ventas Realty LP
5.00%, 01/15/2035	50,000	48,243
VICI Properties LP
5.13%, 05/15/2032	100,000	97,531
5.63%, 04/01/2035	30,000	29,388
Welltower OP LLC
2.80%, 06/01/2031	100,000	90,920
5.13%, 07/01/2035	50,000	49,294
Weyerhaeuser Co.
4.00%, 04/15/2030	200,000	193,136
WP Carey, Inc.
3.85%, 07/15/2029	100,000	97,352
		6,429,616
Security Description	Shares or Principal Amount	Value

Retail — 0.7%
AutoNation, Inc.
3.85%, 03/01/2032	$100,000	$92,590
AutoZone, Inc.
4.00%, 04/15/2030	100,000	96,790
6.55%, 11/01/2033	100,000	106,641
Costco Wholesale Corp.
1.60%, 04/20/2030	200,000	179,619
Dollar General Corp.
5.20%, 07/05/2028	200,000	201,683
Genuine Parts Co.
2.75%, 02/01/2032	100,000	86,903
Home Depot, Inc.
3.90%, 12/06/2028	100,000	98,882
4.50%, 09/15/2032	200,000	196,679
4.75%, 06/25/2029	200,000	200,979
4.95%, 06/25/2034	100,000	98,616
Lowe's Cos., Inc.
1.70%, 09/15/2028	200,000	188,147
1.70%, 10/15/2030	200,000	175,470
3.65%, 04/05/2029	200,000	194,470
4.85%, 10/15/2035	100,000	95,542
McDonald's Corp.
3.60%, 07/01/2030	200,000	192,099
4.40%, 02/12/2031	25,000	24,620
4.60%, 05/15/2030	200,000	199,267
O'Reilly Automotive, Inc.
4.20%, 04/01/2030	200,000	194,874
Starbucks Corp.
2.55%, 11/15/2030	200,000	181,756
3.55%, 08/15/2029	100,000	96,799
Target Corp.
3.38%, 04/15/2029	50,000	48,551
4.50%, 09/15/2034	50,000	47,648
5.00%, 04/15/2035	50,000	49,091
Tractor Supply Co.
1.75%, 11/01/2030	20,000	17,465
Walmart, Inc.
3.70%, 06/26/2028	200,000	197,666
4.10%, 04/15/2033	200,000	191,958
4.90%, 04/28/2035	100,000	99,070
		3,553,875
Semiconductors — 0.7%
Analog Devices, Inc.
1.70%, 10/01/2028	300,000	282,350
Applied Materials, Inc.
4.00%, 01/15/2031	100,000	96,645
Broadcom, Inc.
2.45%, 02/15/2031	200,000	178,035
3.14%, 11/15/2035	100,000	81,286
3.42%, 04/15/2033	200,000	176,551
3.47%, 04/15/2034	200,000	172,776
4.20%, 10/15/2030	200,000	193,011
4.75%, 04/15/2029	100,000	99,819
4.80%, 10/15/2034	100,000	94,335
5.20%, 07/15/2035	200,000	192,005
Intel Corp.
2.45%, 11/15/2029	200,000	184,593
3.75%, 08/05/2027	200,000	198,338
5.20%, 02/10/2033	200,000	197,783
5.30%, 05/15/2036	100,000	96,547
Marvell Technology, Inc.
2.45%, 04/15/2028	200,000	192,717

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
5.30%, 04/15/2036	$30,000	$28,915
Microchip Technology, Inc.
5.05%, 02/15/2030	100,000	99,557
NVIDIA Corp.
2.00%, 06/15/2031	200,000	175,798
4.75%, 06/15/2033	100,000	96,954
4.95%, 06/15/2036	120,000	114,818
NXP BV/NXP Funding LLC/NXP USA, Inc.
2.65%, 02/15/2032	200,000	174,812
QUALCOMM, Inc.
1.30%, 05/20/2028	200,000	189,091
4.65%, 05/20/2035	200,000	190,919
Texas Instruments, Inc.
4.90%, 03/14/2033	200,000	199,182
		3,706,837
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.
		189,535
Software — 0.9%
Adobe, Inc.
2.30%, 02/01/2030	200,000	183,874
Broadridge Financial Solutions, Inc.
2.90%, 12/01/2029	100,000	93,300
Cadence Design Systems, Inc.
4.30%, 09/10/2029	100,000	98,536
Concentrix Corp.
6.60%, 08/02/2028	100,000	100,204
Fidelity National Information Services, Inc.
2.25%, 03/01/2031	100,000	88,042
4.55%, 03/10/2029	70,000	69,370
4.80%, 03/10/2031	60,000	58,941
Fiserv, Inc.
3.50%, 07/01/2029	200,000	191,835
5.15%, 08/12/2034	100,000	95,123
5.45%, 03/02/2028	200,000	201,585
Intuit, Inc.
5.50%, 06/15/2036	30,000	29,294
Microsoft Corp.
1.35%, 09/15/2030	400,000	351,740
MSCI, Inc.
5.25%, 09/01/2035	35,000	33,586
Oracle Corp.
2.88%, 03/25/2031	100,000	87,168
4.30%, 07/08/2034	100,000	85,704
4.45%, 09/26/2030	200,000	188,792
4.70%, 09/27/2034	200,000	175,440
5.20%, 09/26/2035	200,000	179,444
5.35%, 05/04/2033	100,000	93,973
5.70%, 02/04/2036	145,000	134,236
6.25%, 11/09/2032	200,000	198,471
Paychex, Inc.
5.60%, 04/15/2035	100,000	99,379
Roper Technologies, Inc.
1.75%, 02/15/2031	200,000	172,726
Salesforce, Inc.
1.95%, 07/15/2031	50,000	43,103
4.50%, 03/15/2028	400,000	399,083
4.65%, 03/15/2029	130,000	129,423
4.90%, 09/15/2031	120,000	118,253
5.20%, 03/15/2033	100,000	98,771
Security Description	Shares or Principal Amount	Value

Software (continued)
5.55%, 03/15/2036	$150,000	$146,270
ServiceNow, Inc.
5.40%, 05/15/2036	50,000	48,838
Synopsys, Inc.
4.65%, 04/01/2028	200,000	199,721
5.15%, 04/01/2035	100,000	97,037
Take-Two Interactive Software, Inc.
4.00%, 04/14/2032	25,000	23,599
Workday, Inc.
3.70%, 04/01/2029	200,000	194,223
		4,509,084
Telecommunications — 0.9%
America Movil SAB de CV
6.38%, 03/01/2035	50,000	53,071
AT&T, Inc.
2.55%, 12/01/2033	200,000	164,731
2.75%, 06/01/2031	100,000	90,015
4.10%, 02/15/2028	200,000	198,183
4.50%, 05/15/2035	75,000	68,838
5.38%, 08/15/2035	100,000	97,879
5.40%, 02/15/2034	200,000	198,697
Bell Telephone Co. of Canada or Bell Canada
5.20%, 02/15/2034	20,000	19,562
British Telecommunications PLC
9.63%, 12/15/2030	100,000	116,896
Cisco Systems, Inc.
4.85%, 02/26/2029	100,000	100,645
4.95%, 02/26/2031	200,000	201,124
5.05%, 02/26/2034	100,000	99,085
Deutsche Telekom International Finance BV
8.25%, 06/15/2030	100,000	111,324
Motorola Solutions, Inc.
2.30%, 11/15/2030	200,000	178,760
Orange SA
9.00%, 03/01/2031	100,000	115,311
Rogers Communications, Inc.
5.00%, 02/15/2029	200,000	200,229
Sprint Capital Corp.
6.88%, 11/15/2028	300,000	313,129
Telefonica Emisiones SA
7.05%, 06/20/2036	50,000	53,850
T-Mobile USA, Inc.
3.38%, 04/15/2029	100,000	96,187
3.88%, 04/15/2030	200,000	192,083
4.95%, 11/15/2035	200,000	189,519
5.05%, 07/15/2033	200,000	195,583
5.15%, 04/15/2034	200,000	195,654
Verizon Communications, Inc.
1.75%, 01/20/2031	100,000	87,107
2.36%, 03/15/2032	200,000	173,167
2.55%, 03/21/2031	200,000	179,813
4.27%, 01/15/2036	50,000	44,763
4.33%, 09/21/2028	198,000	196,606
4.50%, 08/10/2033	200,000	189,683
5.00%, 01/15/2036	100,000	94,856
5.25%, 04/02/2035	200,000	194,981
6.20%, 05/14/2056	40,000	39,146
Vodafone Group PLC
4.80%, 06/18/2031	30,000	29,465
5.35%, 06/18/2036	30,000	29,030
		4,508,972

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Transportation — 0.3%
Canadian National Railway Co.
3.85%, 08/05/2032	$150,000	$141,367
Canadian Pacific Railway Co.
7.13%, 10/15/2031	150,000	164,004
CSX Corp.
4.25%, 03/15/2029	200,000	198,294
FedEx Corp.
3.10%, 08/05/2029	200,000	190,261
Fedex Freight Holding Co, Inc.
4.95%, 03/15/2033*	50,000	48,266
5.25%, 03/15/2036*	50,000	47,707
GXO Logistics, Inc.
6.25%, 05/06/2029	100,000	102,901
Norfolk Southern Corp.
5.55%, 03/15/2034	100,000	102,234
Ryder System, Inc.
6.30%, 12/01/2028	150,000	154,875
6.60%, 12/01/2033	50,000	53,627
Union Pacific Corp.
3.95%, 09/10/2028	200,000	197,787
5.10%, 02/20/2035	100,000	99,733
United Parcel Service, Inc.
3.40%, 03/15/2029	200,000	194,071
		1,695,127
Trucking & Leasing — 0.0%
GATX Corp.
1.90%, 06/01/2031	100,000	86,399
6.90%, 05/01/2034	50,000	54,043
		140,442
Water — 0.1%
American Water Capital Corp.
3.45%, 06/01/2029	200,000	193,319
5.25%, 03/01/2035	30,000	29,747
Essential Utilities, Inc.
2.40%, 05/01/2031	30,000	26,623
5.13%, 03/15/2036	30,000	28,909
5.25%, 08/15/2035	20,000	19,606
		298,204
Total Corporate Bonds & Notes (cost $173,708,552)		171,569,120
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 53.6%
U.S. Government — 53.0%
United States Treasury Bonds
5.38%, 02/15/2031	1,000,000	1,039,961
6.25%, 05/15/2030	1,500,000	1,597,031
United States Treasury Notes
0.50%, 10/31/2027	2,680,000	2,560,866
0.63%, 05/15/2030 to 08/15/2030	6,000,000	5,195,860
0.88%, 11/15/2030	2,300,000	1,985,996
1.00%, 07/31/2028	2,000,000	1,875,781
1.13%, 02/29/2028 to 02/15/2031	6,290,000	5,821,470
1.25%, 03/31/2028 to 08/15/2031	20,200,000	18,603,004
1.38%, 10/31/2028 to 11/15/2031	11,000,000	9,970,391
1.50%, 11/30/2028 to 02/15/2030	4,190,000	3,909,057
1.63%, 05/15/2031	4,000,000	3,520,469
1.75%, 01/31/2029	4,000,000	3,759,375
1.88%, 02/28/2029 to 02/15/2032	5,000,000	4,569,727
2.38%, 03/31/2029 to 05/15/2029	3,000,000	2,852,070
2.63%, 02/15/2029 to 07/31/2029	6,000,000	5,729,141
Security Description	Shares or Principal Amount	Value

U.S. Government (continued)
2.75%, 02/15/2028 to 08/15/2032	$4,260,000	$4,108,372
2.88%, 05/15/2028 to 05/15/2032	7,000,000	6,633,086
3.13%, 11/15/2028 to 08/31/2029	5,000,000	4,845,156
3.25%, 06/30/2029	2,000,000	1,941,094
3.38%, 09/15/2027 to 05/15/2033	12,410,000	12,116,675
3.50%, 10/31/2027 to 02/15/2033	25,910,000	25,279,468
3.63%, 08/31/2027 to 09/30/2031	18,890,000	18,435,124
3.75%, 04/15/2028 to 02/28/2033	19,970,000	19,529,792
3.88%, 07/31/2027 to 08/15/2034	27,270,000	26,674,310
4.00%, 10/31/2029 to 11/15/2035	15,960,000	15,513,430
4.13%, 10/31/2029 to 02/15/2036	22,180,000	21,768,950
4.25%, 01/15/2028 to 08/15/2035	15,652,000	15,385,199
4.38%, 08/31/2028 to 05/15/2036	16,250,000	16,156,867
4.50%, 12/31/2031 to 11/15/2033	6,000,000	5,996,953
4.63%, 05/31/2031 to 02/15/2035	4,290,000	4,289,939
		271,664,614
U.S. Government Agency — 0.6%
Federal Farm Credit Bank
1.50%, 03/30/2028	500,000	477,682
Federal Home Loan Bank
2.50%, 12/10/2027	500,000	488,559
3.25%, 06/09/2028 to 11/16/2028	1,500,000	1,469,756
4.38%, 09/08/2028	500,000	500,805
4.75%, 03/10/2034	200,000	200,032
		3,136,834
Total U.S. Government & Agency Obligations (cost $280,697,640)		274,801,448
FOREIGN GOVERNMENT OBLIGATIONS — 2.7%
Banks — 0.1%
Korea Development Bank
4.38%, 02/15/2028	400,000	399,707
4.50%, 02/15/2029	200,000	200,269
		599,976
Regional(State/Province) — 0.6%
Province of Alberta Canada
4.50%, 06/26/2029	300,000	300,617
Province of British Columbia Canada
4.70%, 01/24/2028	200,000	200,962
4.80%, 06/11/2035	200,000	198,255
4.90%, 04/24/2029	200,000	202,345
Province of Ontario Canada
1.60%, 02/25/2031	400,000	352,365
2.00%, 10/02/2029	200,000	185,741
3.70%, 09/17/2029	200,000	195,758
3.80%, 01/29/2029	200,000	197,096
4.45%, 11/20/2035	100,000	96,446
4.85%, 05/29/2036	100,000	99,089
Province of Quebec Canada
3.63%, 04/13/2028	400,000	395,214
3.88%, 01/14/2031	150,000	146,021
4.50%, 04/03/2029	200,000	200,388
4.63%, 08/28/2035	100,000	97,733
4.63%, 06/03/2036	100,000	97,213
7.50%, 09/15/2029	200,000	217,506
		3,182,749
Sovereign — 2.0%
Canada Government International Bond
4.63%, 04/30/2029	300,000	302,225

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Chile Government International Bond
2.55%, 07/27/2033	$200,000	$167,800
3.24%, 02/06/2028	400,000	391,200
4.85%, 01/22/2029	200,000	199,600
Export Development Canada
3.88%, 02/14/2028	200,000	198,706
4.13%, 02/13/2029	300,000	298,365
Export-Import Bank of Korea
4.88%, 01/14/2030	200,000	202,021
5.00%, 01/11/2028	200,000	201,568
5.13%, 01/11/2033	200,000	203,268
Indonesia Government International Bond
3.50%, 01/11/2028	200,000	197,622
3.55%, 03/31/2032	200,000	183,359
4.40%, 03/10/2029	200,000	198,517
4.75%, 09/10/2034	200,000	189,435
Israel Government International Bond
2.75%, 07/03/2030	200,000	182,831
5.38%, 02/19/2030	200,000	201,275
5.50%, 03/12/2034	200,000	200,292
Japan Bank for International Cooperation
1.25%, 01/21/2031	400,000	346,792
4.63%, 07/19/2028	300,000	301,137
Korea International Bond
3.63%, 02/12/2029	200,000	196,555
3.63%, 10/29/2030	200,000	193,355
Mexico Government International Bond
2.66%, 05/24/2031	200,000	175,800
3.25%, 04/16/2030	200,000	185,360
4.50%, 04/22/2029	200,000	197,000
4.75%, 03/22/2031	200,000	193,720
4.75%, 04/27/2032	200,000	189,600
5.00%, 05/07/2029	200,000	199,100
5.63%, 02/09/2034	200,000	192,986
5.85%, 07/02/2032	200,000	199,910
6.00%, 05/13/2030	200,000	204,520
6.35%, 02/09/2035	200,000	200,600
Panama Government International Bond
2.25%, 09/29/2032	200,000	164,700
3.16%, 01/23/2030	200,000	186,200
3.88%, 03/17/2028	200,000	195,500
7.50%, 03/01/2031	200,000	216,270
Peruvian Government International Bond
2.78%, 01/23/2031	200,000	182,500
3.00%, 01/15/2034	200,000	169,000
5.50%, 03/30/2036	60,000	59,070
Philippine Government International Bond
3.00%, 02/01/2028	400,000	391,237
4.25%, 07/27/2031	200,000	193,957
5.25%, 05/14/2034	200,000	196,755
6.38%, 01/15/2032	200,000	211,734
Republic of Italy Government International Bond
2.88%, 10/17/2029	200,000	189,583
Republic of Poland Government International Bond
4.63%, 04/14/2031	50,000	49,633
4.88%, 02/12/2030	200,000	200,946
4.88%, 10/04/2033	75,000	73,402
5.38%, 02/12/2035	200,000	199,483
5.38%, 04/14/2036	75,000	73,910
Svensk Exportkredit AB
3.75%, 09/13/2027	600,000	596,537
Security Description	Shares or Principal Amount	Value

Sovereign (continued)
Uruguay Government International Bond
4.38%, 01/23/2031	$200,000	$199,300
		10,244,236
Total Foreign Government Obligations (cost $14,181,506)		14,026,961
MUNICIPAL SECURITIES — 0.2%
Regents of the University of California Medical Center Pooled Revenue Revenue Bonds
4.13%, 05/15/2032	150,000	144,728
State Board of Administration Finance Corp. Revenue Bonds
5.53%, 07/01/2034	150,000	153,729
State of California General Obligation Bonds
5.75%, 10/01/2031	100,000	104,766
6.00%, 03/01/2033	200,000	211,958
State of Connecticut General Obligation Bonds
5.85%, 03/15/2032	100,000	104,278
State of Illinois General Obligation Bonds
6.63%, 02/01/2035	45,000	46,506
Texas Department of Transportation State Highway Fund Revenue Bonds
5.18%, 04/01/2030	60,000	60,567
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.10%, 04/01/2035	118,618	119,993
Total Municipal Securities (cost $950,440)		946,525
UNAFFILIATED INVESTMENT COMPANIES — 8.3%
iShares 1-3 Year Treasury Bond ETF	135,000	11,070,000
iShares 3-7 Year Treasury Bond ETF	150,000	17,472,000
iShares 7-10 Year Treasury Bond ETF	150,000	13,942,500
Total Unaffiliated Investment Companies (cost $44,186,122)		42,484,500
Total Long-Term Investment Securities (cost $513,724,260)		503,828,554
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $3,976,966)	3,976,966	3,976,966
TOTAL INVESTMENTS (cost $517,701,226)(3)	99.0%	507,805,520
Other assets less liabilities	1.0	5,227,130
NET ASSETS	100.0%	$513,032,650

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Fixed Income Intermediate Index Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $1,214,730 representing 0.2% of net assets.

(1)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(2)	The rate shown is the 7-day yield as of July 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

DAC—Designated Activity Company
ETF—Exchange Traded Fund
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$171,569,120	$—	$171,569,120
U.S. Government & Agency Obligations	—	274,801,448	—	274,801,448
Foreign Government Obligations	—	14,026,961	—	14,026,961
Municipal Securities	—	946,525	—	946,525
Unaffiliated Investment Companies	42,484,500	—	—	42,484,500
Short-Term Investments	3,976,966	—	—	3,976,966
Total Investments at Value	$46,461,466	$461,344,054	$—	$507,805,520

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.8%
General Dynamics Corp.	27,000	$10,352,340
Agriculture — 1.2%
Altria Group, Inc.	228,400	15,606,572
Airlines — 0.8%
Delta Air Lines, Inc.	60,900	5,325,096
United Airlines Holdings, Inc.†	44,100	5,350,653
		10,675,749
Apparel — 0.4%
Deckers Outdoor Corp.†	14,200	1,375,696
Tapestry, Inc.	24,500	3,733,065
		5,108,761
Auto Manufacturers — 1.4%
Ford Motor Co.	532,300	7,814,164
General Motors Co.	113,000	10,041,180
		17,855,344
Auto Parts & Equipment — 0.2%
Allison Transmission Holdings, Inc.	8,600	985,044
BorgWarner, Inc.	25,200	1,606,248
		2,591,292
Banks — 18.8%
Bank of America Corp.	445,900	27,623,505
Bank of New York Mellon Corp.	66,700	10,427,211
Citigroup, Inc.	145,600	19,284,720
Citizens Financial Group, Inc.	37,200	2,665,380
Cullen/Frost Bankers, Inc.	4,500	748,530
East West Bancorp, Inc.	10,900	1,427,900
First Citizens BancShares, Inc., Class A	1,160	2,536,514
First Horizon Corp.	32,700	838,428
Goldman Sachs Group, Inc.	28,830	29,359,895
JPMorgan Chase & Co.	163,860	57,644,310
KeyCorp	73,700	1,664,883
M&T Bank Corp.	10,900	2,684,561
Morgan Stanley	150,000	31,563,000
Northern Trust Corp.	19,500	3,552,705
Old National Bancorp	10,100	269,064
PNC Financial Services Group, Inc.	33,000	8,245,710
Popular, Inc.	4,500	788,445
Regions Financial Corp.	75,100	2,324,345
SouthState Bank Corp.	2,500	262,725
State Street Corp.	28,700	5,285,392
Truist Financial Corp.	87,100	4,515,264
UMB Financial Corp.	2,000	291,460
US Bancorp	105,900	6,672,759
Wells Fargo & Co.	237,600	20,540,520
Western Alliance Bancorp	6,500	523,185
Zions Bancorp NA	8,100	564,570
		242,304,981
Beverages — 1.5%
Brown-Forman Corp., Class B	23,000	660,790
Constellation Brands, Inc., Class A	17,800	2,318,094
Molson Coors Beverage Co., Class B	9,600	398,976
PepsiCo., Inc.	116,100	16,202,916
		19,580,776
Biotechnology — 4.6%
Amgen, Inc.	56,200	21,645,992
Bio-Rad Laboratories, Inc., Class A†	2,640	859,267
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Corteva, Inc.	80,100	$6,304,671
Exelixis, Inc.†	31,900	1,691,657
Gilead Sciences, Inc.	129,200	16,823,132
Halozyme Therapeutics, Inc.†	13,900	1,147,306
Regeneron Pharmaceuticals, Inc.	10,730	8,183,020
United Therapeutics Corp.†	5,230	2,707,623
		59,362,668
Building Materials — 0.7%
Carlisle Cos., Inc.	5,030	1,810,398
CRH PLC	36,700	3,486,867
Masco Corp.	28,300	2,022,884
Owens Corning	8,400	1,166,760
		8,486,909
Chemicals — 0.7%
Albemarle Corp.	13,900	1,635,196
CF Industries Holdings, Inc.	19,200	2,403,648
PPG Industries, Inc.	30,600	3,381,912
RPM International, Inc.	17,400	1,863,018
		9,283,774
Commercial Services — 0.6%
Block, Inc.†	37,400	3,038,376
Corpay, Inc.†	3,700	1,413,807
Service Corp. International	19,300	1,663,467
U-Haul Holding Co. (Non-Voting)	20,600	1,289,148
		7,404,798
Computers — 3.2%
Apple, Inc.	114,000	35,215,740
CACI International, Inc., Class A†	2,500	1,244,375
NetApp, Inc.	27,000	4,819,500
		41,279,615
Cosmetics/Personal Care — 1.4%
Procter & Gamble Co.	127,500	18,422,475
Distribution/Wholesale — 0.1%
Core & Main, Inc., Class A†	22,400	984,928
Diversified Financial Services — 3.2%
Affiliated Managers Group, Inc.	700	256,711
Ally Financial, Inc.	22,700	983,591
American Express Co.	37,720	12,683,350
Ameriprise Financial, Inc.	9,300	5,076,312
Charles Schwab Corp.	96,000	10,103,040
Evercore, Inc., Class A	1,000	320,560
Invesco, Ltd.	26,100	772,560
Jefferies Financial Group, Inc.	5,000	273,000
Raymond James Financial, Inc.	20,500	3,607,590
SEI Investments Co.	12,700	1,307,846
Stifel Financial Corp.	13,000	1,077,830
Synchrony Financial	38,700	2,933,073
T. Rowe Price Group, Inc.	18,800	2,100,900
Voya Financial, Inc.	2,400	238,632
		41,734,995
Electric — 2.2%
Alliant Energy Corp.	34,900	2,470,222
DTE Energy Co.	22,600	3,206,262
Duke Energy Corp.	81,100	10,172,373
Evergy, Inc.	31,300	2,598,213
FirstEnergy Corp.	78,600	3,797,166

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
Public Service Enterprise Group, Inc.	68,000	$5,214,240
WEC Energy Group, Inc.	13,400	1,466,228
		28,924,704
Electrical Components & Equipment — 0.1%
Acuity, Inc.	4,040	1,326,696
Electronics — 0.4%
Allegion PLC	11,600	1,825,840
Arrow Electronics, Inc.†	1,400	303,198
TD SYNNEX Corp.	11,000	2,812,700
		4,941,738
Energy-Alternate Sources — 0.2%
First Solar, Inc.†	12,400	2,616,772
Food — 1.8%
Hormel Foods Corp.	57,300	1,433,073
J.M. Smucker Co.	11,100	1,323,786
Kroger Co.	78,600	4,538,364
Mondelez International, Inc., Class A	131,000	8,162,610
Sysco Corp.	65,300	5,566,172
Tyson Foods, Inc., Class A	33,800	1,959,048
		22,983,053
Gas — 0.1%
UGI Corp.	29,100	1,051,092
Hand/Machine Tools — 0.2%
Snap-on, Inc.	7,080	2,905,703
Health Care-Products — 1.7%
Cooper Cos., Inc.†	15,400	1,113,728
GE HealthCare Technologies, Inc.	36,100	2,455,522
Globus Medical, Inc., Class A†	11,800	929,722
Medtronic PLC	150,700	12,868,273
Revvity, Inc.	6,100	686,372
Solventum Corp.†	18,000	1,537,920
Zimmer Biomet Holdings, Inc.	23,800	2,235,534
		21,827,071
Health Care-Services — 3.3%
Cigna Group	27,480	7,668,294
DaVita, Inc.†	3,600	864,324
Elevance Health, Inc.	22,600	8,493,984
Encompass Health Corp.	4,000	444,280
HCA Healthcare, Inc.	32,740	13,180,797
IQVIA Holdings, Inc.†	13,300	3,125,766
Labcorp Holdings, Inc.	9,780	3,023,976
Quest Diagnostics, Inc.	13,400	3,122,334
Tenet Healthcare Corp.†	11,000	2,802,580
		42,726,335
Home Builders — 1.0%
D.R. Horton, Inc.	39,800	5,693,788
NVR, Inc.†	330	2,028,526
PulteGroup, Inc.	26,600	3,364,102
Toll Brothers, Inc.	13,000	1,896,570
		12,982,986
Household Products/Wares — 0.1%
Avery Dennison Corp.	10,600	1,799,138
Insurance — 6.7%
Aflac, Inc.	53,900	6,871,172
Allstate Corp.	17,800	4,700,624
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American Financial Group, Inc.	6,800	$963,696
American International Group, Inc.	57,800	4,541,924
Aon PLC, Class A	11,780	4,247,279
Arch Capital Group, Ltd.†	30,300	3,046,059
Assurant, Inc.	5,200	1,451,788
Axis Capital Holdings, Ltd.	8,000	842,560
Chubb, Ltd.	22,600	7,925,368
Cincinnati Financial Corp.	15,300	2,718,504
Everest Group, Ltd.	4,400	1,646,260
Fidelity National Financial, Inc.	22,100	1,140,139
Globe Life, Inc.	5,400	984,150
Hartford Insurance Group, Inc.	28,100	3,987,671
Loews Corp.	20,900	2,424,609
Markel Group, Inc.†	1,000	1,882,340
MetLife, Inc.	68,400	6,575,292
Old Republic International Corp.	24,400	1,054,324
Primerica, Inc.	3,420	1,094,263
Principal Financial Group, Inc.	22,500	2,558,250
Progressive Corp.	15,200	3,213,584
Prudential Financial, Inc.	30,400	3,711,232
Reinsurance Group of America, Inc.	5,500	1,302,675
RenaissanceRe Holdings, Ltd.	4,940	1,580,701
Travelers Cos., Inc.	22,060	8,258,382
Unum Group	15,600	1,343,316
W.R. Berkley Corp.	37,600	2,727,504
Willis Towers Watson PLC	8,660	2,909,067
		85,702,733
Internet — 3.8%
Amazon.com, Inc.†	92,000	24,985,360
eBay, Inc.	61,400	7,000,214
Expedia Group, Inc.	15,800	4,656,892
Gen Digital, Inc.	62,700	1,721,115
Maplebear, Inc.†	9,300	414,780
Match Group, Inc.	28,300	1,115,303
Meta Platforms, Inc., Class A	15,030	8,367,351
		48,261,015
Iron/Steel — 0.8%
Nucor Corp.	31,100	8,001,719
Reliance, Inc.	6,440	2,615,284
		10,617,003
Leisure Time — 0.7%
Royal Caribbean Cruises, Ltd.	27,900	8,880,570
Lodging — 0.2%
Las Vegas Sands Corp.	52,600	2,571,614
Machinery-Construction & Mining — 0.1%
Oshkosh Corp.	8,500	1,210,485
Machinery-Diversified — 0.7%
AGCO Corp.	10,100	1,031,816
CNH Industrial NV	129,000	1,322,250
Dover Corp.	14,000	2,864,680
Flowserve Corp.	13,300	1,010,667
Regal Rexnord Corp.	9,000	1,847,070
Toro Co.	13,400	1,231,058
		9,307,541
Media — 2.4%
Comcast Corp., Class A	111,600	2,673,936
Fox Corp., Class A	32,200	1,875,006
News Corp., Class A	50,700	1,397,292

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sirius XM Holdings, Inc.	35,000	$1,036,700
Walt Disney Co.	243,000	23,374,170
		30,357,104
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	27,600	1,832,916
Mining — 1.0%
Alcoa Corp.	30,500	1,380,430
Newmont Corp.	121,900	11,423,249
		12,803,679
Miscellaneous Manufacturing — 1.2%
3M Co.	72,400	12,762,672
A.O. Smith Corp.	15,400	926,002
Textron, Inc.	24,200	2,063,292
		15,751,966
Oil & Gas — 7.7%
Antero Resources Corp.†	36,400	1,315,496
APA Corp.	48,200	1,798,824
ConocoPhillips	126,800	15,276,864
Diamondback Energy, Inc.	38,900	7,894,755
EOG Resources, Inc.	64,000	9,516,160
ExxonMobil Holdings Corp.	309,700	48,139,768
HF Sinclair Corp.	24,900	2,277,603
Phillips 66	54,900	11,621,232
Range Resources Corp.	32,100	1,288,494
		99,129,196
Oil & Gas Services — 0.3%
Halliburton Co.	114,300	3,686,175
Packaging & Containers — 0.3%
Ball Corp.	36,500	2,368,850
Crown Holdings, Inc.	15,500	1,826,675
		4,195,525
Pharmaceuticals — 7.3%
Bristol-Myers Squibb Co.	212,500	13,878,375
Cencora, Inc.	22,580	7,030,057
CVS Health Corp.	124,800	13,032,864
Henry Schein, Inc.†	14,100	1,209,075
McKesson Corp.	9,200	7,876,948
Merck & Co., Inc.	257,000	33,461,400
Pfizer, Inc.	593,000	14,830,930
Viatris, Inc.	136,500	2,396,940
		93,716,589
Pipelines — 0.9%
Antero Midstream Corp.	64,500	1,417,065
Kinder Morgan, Inc.	302,600	9,737,668
		11,154,733
Real Estate — 0.2%
Jones Lang LaSalle, Inc.†	5,400	1,917,162
Retail — 3.2%
Best Buy Co., Inc.	28,500	2,458,410
BJ's Wholesale Club Holdings, Inc.†	10,100	987,578
Darden Restaurants, Inc.	15,500	3,155,490
Security Description	Shares or Principal Amount	Value

Retail (continued)
Dillard's, Inc., Class A	1,330	$782,492
Dollar General Corp.	23,000	2,922,150
Dollar Tree, Inc.†	24,200	3,078,482
GameStop Corp., Class A†	24,600	534,312
Gap, Inc.	50,200	1,008,518
Lowe's Cos., Inc.	70,960	14,746,198
Murphy USA, Inc.	1,900	1,154,744
Penske Automotive Group, Inc.	8,900	1,934,059
Target Corp.	61,600	8,900,584
		41,663,017
Semiconductors — 2.3%
Intel Corp.†	84,200	7,594,840
QUALCOMM, Inc.	145,900	21,536,299
Skyworks Solutions, Inc.	3,500	217,980
		29,349,119
Software — 2.8%
Microsoft Corp.	77,400	35,969,328
Telecommunications — 3.6%
AT&T, Inc.	689,400	16,028,550
T-Mobile US, Inc.	60,600	10,466,226
Verizon Communications, Inc.	418,400	19,585,304
		46,080,080
Toys/Games/Hobbies — 0.1%
Hasbro, Inc.	12,900	1,211,826
Transportation — 1.7%
FedEx Corp.	32,060	9,855,244
Ryder System, Inc.	4,000	1,025,680
United Parcel Service, Inc., Class B	100,700	10,494,954
		21,375,878
Total Common Stocks (cost $951,751,819)		1,271,866,519
UNAFFILIATED INVESTMENT COMPANIES — 0.8%
iShares Russell 1000 Value ETF (cost $9,799,185)	40,100	10,097,982
Total Long-Term Investment Securities (cost $961,551,004)		1,281,964,501
SHORT-TERM INVESTMENTS — 0.8%
Unaffiliated Investment Companies — 0.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $10,324,027)	10,324,027	10,324,027
TOTAL INVESTMENTS (cost $971,875,031)(2)	100.4%	1,292,288,528
Other assets less liabilities	(0.4)	(5,436,372)
NET ASSETS	100.0%	$1,286,852,156

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ETF—Exchange Traded Fund

SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$1,271,866,519	$—	$—	$1,271,866,519
Unaffiliated Investment Companies	10,097,982	—	—	10,097,982
Short-Term Investments	10,324,027	—	—	10,324,027
Total Investments at Value	$1,292,288,528	$—	$—	$1,292,288,528

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 97.5%
Aerospace/Defense — 3.0%
Melrose Industries PLC	700,862	$4,304,626
QinetiQ Group PLC	679,362	4,638,271
		8,942,897
Agriculture — 0.1%
Genus PLC	8,962	264,804
Apparel — 2.4%
Crocs, Inc.†	41,241	5,279,260
Dr. Martens PLC	1,833,943	1,937,688
		7,216,948
Banks — 17.2%
Atlantic Union Bankshares Corp.	148,261	6,290,714
Camden National Corp.	71,996	4,167,848
Central BanCo., Inc.	5,745	188,436
Columbia Banking System, Inc.	248,152	7,759,713
First Bancorp	75,885	4,770,890
First Commonwealth Financial Corp.	168,604	3,630,044
First Interstate BancSystem, Inc., Class A	52,313	1,988,940
German American Bancorp, Inc.	91,270	4,643,818
Peoples Bancorp, Inc.	8,954	373,024
Seacoast Banking Corp. of Florida	122,150	4,243,491
SouthState Bank Corp.	75,937	7,980,219
TriCo Bancshares	71,415	4,109,219
Washington Trust Bancorp, Inc.	37,123	1,447,055
		51,593,411
Biotechnology — 0.7%
Jade Biosciences, Inc.†	99,410	1,963,348
Building Materials — 3.6%
Fortune Brands Innovations, Inc.	70,114	3,453,816
Louisiana-Pacific Corp.	58,570	4,242,225
Masterbrand, Inc.†	128,662	1,061,461
UFP Industries, Inc.	22,676	1,966,916
		10,724,418
Chemicals — 6.9%
Ashland, Inc.	133,108	9,664,972
Element Solutions, Inc.	80,271	2,948,354
Elementis PLC	2,885,495	6,937,964
Rogers Corp.†	10,118	1,249,269
		20,800,559
Commercial Services — 1.5%
Babcock International Group PLC	211,065	3,210,537
WillScot Holdings Corp.	50,661	1,230,049
		4,440,586
Distribution/Wholesale — 0.6%
Resideo Technologies, Inc.†	50,480	1,731,464
Diversified Financial Services — 1.6%
Bread Financial Holdings, Inc.	17,090	1,846,916
Lincoln International, Inc.†	31,168	648,294
Victory Capital Holdings, Inc., Class A	23,724	2,349,388
		4,844,598
Electric — 1.7%
Black Hills Corp.	41,480	2,953,791
IDACORP., Inc.	15,930	2,276,556
		5,230,347
Security Description	Shares or Principal Amount	Value

Electrical Components & Equipment — 1.4%
EnerSys	7,475	$1,390,724
Universal Display Corp.	34,617	2,774,898
		4,165,622
Electronics — 3.3%
Benchmark Electronics, Inc.	26,640	2,125,073
Brady Corp., Class A	18,624	1,755,685
Oxford Instruments PLC	54,668	2,011,452
Sensata Technologies Holding PLC	46,873	2,169,751
Vontier Corp.	58,878	1,891,750
		9,953,711
Entertainment — 0.5%
Madison Square Garden Sports Corp.†	3,829	1,507,401
Food — 0.2%
Glanbia PLC	17,922	475,454
Gas — 0.7%
Spire, Inc.	27,624	2,206,053
Hand/Machine Tools — 1.4%
MSA Safety, Inc.	21,204	4,034,485
Health Care-Products — 3.8%
Bruker Corp.	99,861	6,275,265
Envista Holdings Corp.†	185,786	5,073,816
		11,349,081
Home Builders — 1.2%
Century Communities, Inc.	16,119	1,082,552
M/I Homes, Inc.†	10,206	1,491,403
Meritage Homes Corp.	16,169	1,135,064
		3,709,019
Insurance — 6.2%
CNO Financial Group, Inc.	143,974	7,931,528
Hanover Insurance Group, Inc.	830	193,083
Horace Mann Educators Corp.	116,949	6,094,212
Selective Insurance Group, Inc.	29,822	2,826,827
TWFG, Inc.†	55,015	1,474,402
		18,520,052
Investment Companies — 2.8%
Rosebank Industries PLC†	1,819,191	8,271,407
Iron/Steel — 1.1%
Commercial Metals Co.	48,947	3,363,638
Leisure Time — 1.2%
Brunswick Corp.	45,392	3,585,968
Lodging — 1.1%
Boyd Gaming Corp.	11,034	938,552
Hilton Grand Vacations, Inc.†	28,729	1,325,556
Wyndham Hotels & Resorts, Inc.	14,767	1,105,458
		3,369,566
Machinery-Construction & Mining — 1.8%
Oshkosh Corp.	38,381	5,465,838
Machinery-Diversified — 3.6%
Gates Industrial Corp., Ltd.†	153,542	4,296,105
Mueller Water Products, Inc., Class A	203,362	5,132,857
Regal Rexnord Corp.	7,055	1,447,898
		10,876,860

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Metal Fabricate/Hardware — 2.1%
Ryerson Holding Corp.	158,462	$4,403,659
Valmont Industries, Inc.	3,988	1,921,020
		6,324,679
Mining — 1.1%
Eldorado Gold Corp.	63,373	1,912,695
ERO Copper Corp.†	54,593	1,469,098
		3,381,793
Miscellaneous Manufacturing — 0.9%
Avient Corp.	62,794	2,280,678
Chemring Group PLC	57,576	458,730
		2,739,408
Office Furnishings — 0.3%
HNI Corp.	22,033	991,705
Oil & Gas — 3.0%
Ovintiv, Inc.	96,824	6,047,627
Patterson-UTI Energy, Inc.	163,836	1,717,001
Whitecap Resources, Inc.	104,340	1,231,076
		8,995,704
Oil & Gas Services — 6.0%
Hunting PLC	459,929	2,748,814
Liberty Energy, Inc.	46,851	876,582
Oceaneering International, Inc.†	124,698	6,082,768
Select Water Solutions, Inc.	413,428	7,656,687
TETRA Technologies, Inc.†	74,019	569,946
		17,934,797
Pharmaceuticals — 1.0%
Indivior Pharmaceuticals, Inc.†	74,808	2,993,068
REITS — 2.8%
Highwoods Properties, Inc.	36,812	1,219,581
Independence Realty Trust, Inc.	231,457	3,849,130
Kite Realty Group Trust	72,758	2,082,334
STAG Industrial, Inc.	32,745	1,252,824
		8,403,869
Security Description	Shares or Principal Amount	Value

Retail — 3.0%
Academy Sports & Outdoors, Inc.	25,926	$1,230,189
Group 1 Automotive, Inc.	9,658	2,769,625
La-Z-Boy, Inc.	62,260	2,451,799
Signet Jewelers, Ltd.	27,104	2,517,961
		8,969,574
Savings & Loans — 2.6%
WSFS Financial Corp.	98,471	7,897,374
Semiconductors — 1.7%
Melexis NV	16,835	1,329,638
Synaptics, Inc.†	34,168	3,666,911
		4,996,549
Software — 3.4%
ACI Worldwide, Inc.†	177,822	10,194,535
Total Long-Term Investment Securities (cost $246,518,499)		292,430,590
SHORT-TERM INVESTMENTS — 2.6%
Sovereign — 2.6%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026	$7,899,000	7,896,634
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	52,697	52,697
Total Short-Term Investments (cost $7,950,157)		7,949,331
TOTAL INVESTMENTS (cost $254,468,656)(2)	100.1%	300,379,921
Other assets less liabilities	(0.1)	(335,455)
NET ASSETS	100.0%	$300,044,466

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Franklin Small Company Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$—	$8,942,897	$—	$8,942,897
Agriculture	—	264,804	—	264,804
Apparel	5,279,260	1,937,688	—	7,216,948
Chemicals	13,862,595	6,937,964	—	20,800,559
Commercial Services	1,230,049	3,210,537	—	4,440,586
Electronics	7,942,259	2,011,452	—	9,953,711
Food	—	475,454	—	475,454
Investment Companies	—	8,271,407	—	8,271,407
Miscellaneous Manufacturing	2,280,678	458,730	—	2,739,408
Oil & Gas Services	15,185,983	2,748,814	—	17,934,797
Semiconductors	3,666,911	1,329,638	—	4,996,549
Other Industries	206,393,470	—	—	206,393,470
Short-Term Investments:
Sovereign	—	7,896,634	—	7,896,634
Other Short-Term Investments	52,697	—	—	52,697
Total Investments at Value	$255,893,902	$44,486,019	$—	$300,379,921

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Advertising — 0.1%
Trade Desk, Inc., Class A†	17,853	$322,068
Aerospace/Defense — 2.2%
General Dynamics Corp.	5,170	1,982,281
General Electric Co.	3,512	1,264,566
Honeywell Aerospace, Inc.†	1,129	233,410
Howmet Aerospace, Inc.	2,962	836,054
L3Harris Technologies, Inc.	1,157	320,558
Lockheed Martin Corp.	2,477	1,443,447
Northrop Grumman Corp.	914	495,827
RTX Corp.	5,221	1,123,664
		7,699,807
Agriculture — 0.9%
Altria Group, Inc.	33,239	2,271,221
Philip Morris International, Inc.	4,476	854,110
		3,125,331
Apparel — 0.2%
Deckers Outdoor Corp.†	3,163	306,431
Tapestry, Inc.	2,364	360,203
		666,634
Auto Manufacturers — 2.7%
Cummins, Inc.	3,060	1,940,652
Ford Motor Co.	32,193	472,593
General Motors Co.	34,676	3,081,309
Tesla, Inc.†	12,707	3,954,546
		9,449,100
Banks — 5.8%
Bank of America Corp.	30,437	1,885,572
Bank of New York Mellon Corp.	20,092	3,140,982
Citigroup, Inc.	11,617	1,538,672
Goldman Sachs Group, Inc.	2,437	2,481,792
JPMorgan Chase & Co.	14,392	5,062,962
Morgan Stanley	10,908	2,295,261
Northern Trust Corp.	2,117	385,696
PNC Financial Services Group, Inc.	1,491	372,556
Regions Financial Corp.	11,261	348,528
State Street Corp.	5,990	1,103,119
US Bancorp	5,524	348,067
Wells Fargo & Co.	13,210	1,142,005
		20,105,212
Beverages — 0.7%
Coca-Cola Co.	4,346	380,666
Monster Beverage Corp.†	12,048	1,161,186
PepsiCo., Inc.	5,849	816,287
		2,358,139
Biotechnology — 1.8%
Gilead Sciences, Inc.	13,669	1,779,841
Incyte Corp.†	3,377	403,619
Regeneron Pharmaceuticals, Inc.	4,115	3,138,222
Vertex Pharmaceuticals, Inc.†	2,230	1,063,933
		6,385,615
Building Materials — 0.5%
Builders FirstSource, Inc.†	4,026	267,487
CRH PLC	4,750	451,298
Johnson Controls International PLC	3,533	518,150
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Masco Corp.	2,113	$151,037
Trane Technologies PLC	1,096	498,625
		1,886,597
Chemicals — 0.5%
Dow, Inc.	12,306	372,749
Linde PLC	668	319,558
LyondellBasell Industries NV, Class A	8,366	519,361
Sherwin-Williams Co.	1,594	543,315
		1,754,983
Commercial Services — 1.0%
Cintas Corp.	8,000	1,637,040
Moody's Corp.	695	332,474
S&P Global, Inc.	775	319,246
United Rentals, Inc.	615	663,745
Verisk Analytics, Inc.	1,810	352,678
		3,305,183
Computers — 9.7%
Accenture PLC, Class A	2,726	452,298
Apple, Inc.	84,427	26,080,345
Dell Technologies, Inc., Class C	1,788	724,802
Fortinet, Inc.†	8,996	1,456,902
International Business Machines Corp.	1,177	263,236
NetApp, Inc.	2,211	394,663
Sandisk Corp.†	412	500,510
Seagate Technology Holdings PLC	758	648,947
Western Digital Corp.	5,628	3,066,359
		33,588,062
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	17,955	1,639,291
Procter & Gamble Co.	10,812	1,562,226
		3,201,517
Distribution/Wholesale — 0.4%
Fastenal Co.	12,895	615,220
WW Grainger, Inc.	593	819,657
		1,434,877
Diversified Financial Services — 3.7%
Ameriprise Financial, Inc.	1,559	850,965
Charles Schwab Corp.	8,650	910,326
Mastercard, Inc., Class A	9,967	5,712,088
Visa, Inc., Class A	14,903	5,456,435
		12,929,814
Electric — 3.0%
AES Corp.	34,179	501,748
Ameren Corp.	3,178	348,341
American Electric Power Co., Inc.	2,461	314,639
Consolidated Edison, Inc.	12,446	1,354,747
DTE Energy Co.	2,213	313,958
Edison International	20,926	1,535,341
Exelon Corp.	7,121	326,284
FirstEnergy Corp.	7,301	352,711
NRG Energy, Inc.	3,821	513,122
PG&E Corp.	133,617	2,322,263
Public Service Enterprise Group, Inc.	24,423	1,872,756
Vistra Corp.	4,631	686,268
		10,442,178

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics — 0.5%
Allegion PLC	2,425	$381,695
Garmin, Ltd.	1,449	425,687
Honeywell International, Inc.	1,870	454,504
TE Connectivity PLC	2,278	468,562
		1,730,448
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	203	351,127
EMCOR Group, Inc.	635	506,368
		857,495
Environmental Control — 0.2%
Veralto Corp.	3,684	346,922
Waste Management, Inc.	1,480	335,294
		682,216
Food — 0.4%
Kroger Co.	23,960	1,383,450
Gas — 0.1%
NiSource, Inc.	7,130	316,786
Health Care-Products — 2.0%
Abbott Laboratories	5,660	598,262
Align Technology, Inc.†	2,750	465,190
Danaher Corp.	2,522	491,740
GE HealthCare Technologies, Inc.	7,067	480,698
IDEXX Laboratories, Inc.†	2,646	1,479,299
Insulet Corp.†	14,589	2,412,291
Intuitive Surgical, Inc.†	800	282,664
Medtronic PLC	2,390	204,082
Thermo Fisher Scientific, Inc.	651	373,869
		6,788,095
Health Care-Services — 0.7%
Centene Corp.†	8,854	550,896
Cigna Group	1,219	340,162
HCA Healthcare, Inc.	1,164	468,615
UnitedHealth Group, Inc.	1,050	435,120
Universal Health Services, Inc., Class B	2,889	486,623
		2,281,416
Home Builders — 0.1%
NVR, Inc.†	54	331,941
Insurance — 2.1%
Aflac, Inc.	2,820	359,494
Allstate Corp.	5,986	1,580,783
Berkshire Hathaway, Inc., Class B†	4,452	2,277,376
Chubb, Ltd.	1,810	634,731
Erie Indemnity Co., Class A	1,449	350,716
Hartford Insurance Group, Inc.	3,614	512,863
Progressive Corp.	1,468	310,364
Travelers Cos., Inc.	3,156	1,181,480
		7,207,807
Internet — 15.5%
Airbnb, Inc., Class A†	25,027	3,792,091
Alphabet, Inc., Class A	30,187	10,750,496
Alphabet, Inc., Class C	29,911	10,667,758
Amazon.com, Inc.†	52,434	14,240,026
AppLovin Corp., Class A†	2,189	866,625
Booking Holdings, Inc.	12,889	2,486,288
Expedia Group, Inc.	2,479	730,660
Meta Platforms, Inc., Class A	13,222	7,360,820
Security Description	Shares or Principal Amount	Value

Internet (continued)
Netflix, Inc.†	24,749	$1,774,751
Uber Technologies, Inc.†	6,147	432,503
VeriSign, Inc.	1,860	539,437
		53,641,455
Leisure Time — 0.1%
Carnival Corp., Ltd.	12,546	348,904
Machinery-Construction & Mining — 0.9%
Caterpillar, Inc.	2,778	2,263,542
GE Vernova, Inc.	555	549,611
Vertiv Holdings Co., Class A	1,062	256,547
		3,069,700
Media — 0.5%
Comcast Corp., Class A	40,601	972,800
Fox Corp., Class B	5,492	285,255
Paramount Skydance Corp., Class B	32,938	262,186
Walt Disney Co.	3,427	329,643
		1,849,884
Mining — 0.4%
Newmont Corp.	12,893	1,208,203
Miscellaneous Manufacturing — 0.3%
3M Co.	4,066	716,754
Illinois Tool Works, Inc.	1,250	358,688
		1,075,442
Oil & Gas — 4.7%
APA Corp.	17,716	661,161
Chevron Corp.	26,443	5,204,776
ConocoPhillips	4,420	532,521
Devon Energy Corp.	28,218	1,273,478
EOG Resources, Inc.	11,462	1,704,285
ExxonMobil Holdings Corp.	34,231	5,320,867
Marathon Petroleum Corp.	1,397	442,108
Phillips 66	1,932	408,966
Valero Energy Corp.	2,273	711,222
		16,259,384
Oil & Gas Services — 0.1%
Baker Hughes Co.	6,460	390,765
Packaging & Containers — 0.1%
Packaging Corp. of America	1,431	351,797
Pharmaceuticals — 4.3%
AbbVie, Inc.	12,988	3,259,209
Bristol-Myers Squibb Co.	12,994	848,638
Cardinal Health, Inc.	1,427	328,253
Cencora, Inc.	1,607	500,323
CVS Health Corp.	3,256	340,024
Dexcom, Inc.†	4,786	399,392
Eli Lilly & Co.	4,062	4,666,588
Johnson & Johnson	10,204	2,615,795
McKesson Corp.	628	537,687
Merck & Co., Inc.	6,216	809,323
Pfizer, Inc.	18,661	466,712
		14,771,944
Real Estate — 0.2%
CBRE Group, Inc., Class A†	3,518	516,478
CoStar Group, Inc.†	11,366	326,886
		843,364

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS — 1.3%
American Tower Corp.	2,053	$355,907
Equity Residential	4,883	324,475
Essex Property Trust, Inc.	1,181	335,569
Federal Realty Investment Trust	4,119	511,127
Host Hotels & Resorts, Inc.	66,567	1,672,829
Prologis, Inc.	2,445	353,571
Regency Centers Corp.	4,223	339,065
Simon Property Group, Inc.	2,527	579,618
		4,472,161
Retail — 2.4%
Best Buy Co., Inc.	2,186	188,564
Chipotle Mexican Grill, Inc.†	11,136	414,482
Costco Wholesale Corp.	391	372,189
Domino's Pizza, Inc.	1,440	500,314
Home Depot, Inc.	4,132	1,371,659
Ross Stores, Inc.	798	200,354
Target Corp.	3,663	529,267
TJX Cos., Inc.	11,525	1,813,343
Walmart, Inc.	22,848	2,540,698
Williams-Sonoma, Inc.	1,702	389,179
		8,320,049
Semiconductors — 16.6%
Advanced Micro Devices, Inc.†	6,789	3,232,582
Applied Materials, Inc.	2,950	1,497,627
Broadcom, Inc.	22,151	8,622,941
Intel Corp.†	19,036	1,717,047
KLA Corp.	2,495	456,136
Lam Research Corp.	14,118	4,136,856
Marvell Technology, Inc.	695	130,354
Micron Technology, Inc.	8,415	6,925,798
NVIDIA Corp.	137,617	27,626,613
NXP Semiconductors NV	1,808	414,321
ON Semiconductor Corp.†	4,960	404,786
QUALCOMM, Inc.	11,917	1,759,068
Teradyne, Inc.	923	339,378
		57,263,507
Shipbuilding — 0.2%
Huntington Ingalls Industries, Inc.	1,956	638,536
Software — 7.6%
Adobe, Inc.†	10,575	2,648,086
Autodesk, Inc.†	2,193	513,601
Datadog, Inc., Class A†	1,479	396,328
Electronic Arts, Inc.	1,621	340,183
Security Description	Shares or Principal Amount	Value

Software (continued)
Fair Isaac Corp.†	327	$367,211
Intuit, Inc.	1,977	624,870
Microsoft Corp.	39,033	18,139,416
Oracle Corp.	3,905	507,142
Palantir Technologies, Inc., Class A†	14,019	1,725,178
Salesforce, Inc.	2,979	548,196
Workday, Inc., Class A†	2,518	403,736
		26,213,947
Telecommunications — 2.7%
Arista Networks, Inc.†	4,764	859,188
AT&T, Inc.	44,277	1,029,440
Ciena Corp.†	7,444	2,806,760
Cisco Systems, Inc.	24,062	2,790,951
Verizon Communications, Inc.	36,928	1,728,600
		9,214,939
Transportation — 1.4%
Expeditors International of Washington, Inc.	2,035	341,656
FedEx Corp.	11,963	3,677,426
Fedex Freight Holding Co., Inc.†	2,261	317,739
United Parcel Service, Inc., Class B	3,196	333,087
		4,669,908
Total Long-Term Investment Securities (cost $291,961,007)		344,838,660
SHORT-TERM INVESTMENTS — 0.4%
Sovereign — 0.4%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026	$1,116,000	1,115,666
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	62,078	62,078
Total Short-Term Investments (cost $1,177,861)		1,177,744
TOTAL INVESTMENTS (cost $293,138,868)(2)	100.1%	346,016,404
Other assets less liabilities	(0.1)	(204,312)
NET ASSETS	100.0%	$345,812,092

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$344,838,660	$—	$—	$344,838,660
Short-Term Investments:
Sovereign	—	1,115,666	—	1,115,666
Other Short-Term Investments	62,078	—	—	62,078
Total Investments at Value	$344,900,738	$1,115,666	$—	$346,016,404

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.8%
Aerospace/Defense — 0.5%
Northrop Grumman Corp.	6,196	$3,361,206
Agriculture — 2.8%
Altria Group, Inc.	108,974	7,446,193
Archer-Daniels-Midland Co.	79,323	6,287,934
Philip Morris International, Inc.	16,118	3,075,637
		16,809,764
Airlines — 1.1%
Delta Air Lines, Inc.	76,852	6,719,939
Apparel — 0.3%
Deckers Outdoor Corp.†	13,772	1,334,231
Ralph Lauren Corp.	1,591	605,121
		1,939,352
Auto Manufacturers — 3.5%
Cummins, Inc.	10,059	6,379,418
Ford Motor Co.	456,014	6,694,286
General Motors Co.	92,212	8,193,958
		21,267,662
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.	10,972	699,355
Banks — 9.9%
Bank of America Corp.	188,505	11,677,885
Bank of New York Mellon Corp.	33,855	5,292,552
Citigroup, Inc.	54,694	7,244,220
JPMorgan Chase & Co.	40,934	14,400,172
Morgan Stanley	45,441	9,561,695
Northern Trust Corp.	28,553	5,202,071
State Street Corp.	37,659	6,935,282
		60,313,877
Beverages — 0.4%
PepsiCo., Inc.	19,858	2,771,382
Biotechnology — 4.4%
Amgen, Inc.	11,080	4,267,573
Biogen, Inc.†	24,154	4,902,054
Gilead Sciences, Inc.	63,828	8,311,044
Illumina, Inc.†	24,901	5,107,195
Regeneron Pharmaceuticals, Inc.	5,193	3,960,338
		26,548,204
Building Materials — 2.1%
CRH PLC	50,143	4,764,087
Johnson Controls International PLC	40,676	5,965,542
Masco Corp.	30,698	2,194,293
		12,923,922
Chemicals — 1.0%
CF Industries Holdings, Inc.	25,114	3,144,022
DuPont de Nemours, Inc.	22,394	3,067,978
		6,212,000
Commercial Services — 2.4%
MarketAxess Holdings, Inc.	6,049	981,753
PayPal Holdings, Inc.	148,559	8,499,060
United Rentals, Inc.	4,563	4,924,663
		14,405,476
Computers — 7.4%
Accenture PLC, Class A	29,623	4,915,048
Apple, Inc.	89,754	27,725,908
Security Description	Shares or Principal Amount	Value

Computers (continued)
Cognizant Technology Solutions Corp., Class A	59,752	$3,307,273
Dell Technologies, Inc., Class C	12,829	5,200,492
Genpact, Ltd.	28,364	997,562
HP, Inc.	99,279	2,707,338
		44,853,621
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	70,873	6,470,705
Distribution/Wholesale — 0.2%
WW Grainger, Inc.	1,074	1,484,504
Diversified Financial Services — 1.1%
Raymond James Financial, Inc.	13,340	2,347,573
SEI Investments Co.	16,475	1,696,596
Synchrony Financial	15,041	1,139,957
T. Rowe Price Group, Inc.	12,386	1,384,136
		6,568,262
Electric — 2.9%
American Electric Power Co., Inc.	36,415	4,655,658
Consolidated Edison, Inc.	38,868	4,230,782
Edison International	60,666	4,451,064
Exelon Corp.	58,882	2,697,973
Public Service Enterprise Group, Inc.	21,761	1,668,634
		17,704,111
Electrical Components & Equipment — 0.2%
Acuity, Inc.	3,543	1,163,486
Electronics — 1.0%
Keysight Technologies, Inc.†	4,698	1,499,038
Mettler-Toledo International, Inc.†	3,312	4,690,785
		6,189,823
Environmental Control — 0.1%
Veralto Corp.	8,182	770,499
Health Care-Products — 2.1%
Edwards Lifesciences Corp.†	53,230	4,581,506
Medtronic PLC	60,522	5,167,974
ResMed, Inc.	2,779	586,313
West Pharmaceutical Services, Inc.	7,051	2,404,109
		12,739,902
Health Care-Services — 1.3%
Centene Corp.†	74,358	4,626,555
UnitedHealth Group, Inc.	8,328	3,451,123
		8,077,678
Household Products/Wares — 0.3%
Kimberly-Clark Corp.	15,381	1,681,297
Insurance — 5.3%
Allstate Corp.	24,769	6,540,997
American International Group, Inc.	69,070	5,427,520
Arch Capital Group, Ltd.†	15,179	1,525,945
Berkshire Hathaway, Inc., Class B†	25,042	12,809,985
Globe Life, Inc.	12,793	2,331,524
Hartford Insurance Group, Inc.	24,360	3,456,928
		32,092,899
Internet — 8.5%
Amazon.com, Inc.†	123,883	33,644,145
Meta Platforms, Inc., Class A	16,340	9,096,642

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Pinterest, Inc., Class A†	51,611	$1,239,180
Uber Technologies, Inc.†	109,156	7,680,216
		51,660,183
Iron/Steel — 0.1%
Reliance, Inc.	1,800	730,980
Leisure Time — 0.6%
Carnival Corp., Ltd.	140,353	3,903,217
Lodging — 0.1%
Boyd Gaming Corp.	8,077	687,030
Machinery-Diversified — 0.4%
AGCO Corp.	10,785	1,101,796
Toro Co.	12,291	1,129,174
		2,230,970
Media — 1.4%
Comcast Corp., Class A	312,678	7,491,765
New York Times Co., Class A	18,349	1,374,156
		8,865,921
Mining — 0.5%
Anglogold Ashanti PLC	7,904	626,945
Newmont Corp.	24,374	2,284,088
		2,911,033
Miscellaneous Manufacturing — 1.1%
3M Co.	37,106	6,541,046
Oil & Gas — 4.5%
APA Corp.	60,009	2,239,536
Chevron Corp.	10,210	2,009,634
ExxonMobil Holdings Corp.	52,455	8,153,605
Marathon Petroleum Corp.	23,395	7,403,816
Valero Energy Corp.	25,135	7,864,741
		27,671,332
Oil & Gas Services — 0.5%
TechnipFMC PLC	39,184	2,807,925
Packaging & Containers — 0.5%
Ball Corp.	12,719	825,463
Crown Holdings, Inc.	18,267	2,152,766
		2,978,229
Pharmaceuticals — 5.0%
AbbVie, Inc.	25,432	6,381,906
Becton Dickinson & Co.	4,028	667,118
Bristol-Myers Squibb Co.	136,071	8,886,797
Cardinal Health, Inc.	20,243	4,656,497
Johnson & Johnson	34,075	8,735,126
McKesson Corp.	1,258	1,077,087
		30,404,531
REITS — 2.0%
Prologis, Inc.	50,742	7,337,801
VICI Properties, Inc.	179,577	4,731,854
		12,069,655
Retail — 6.7%
Bath & Body Works, Inc.	35,772	719,732
Best Buy Co., Inc.	32,458	2,799,827
Dollar Tree, Inc.†	28,608	3,639,224
Security Description	Shares or Principal Amount	Value

Retail (continued)
Ferguson Enterprises, Inc.	24,006	$5,625,326
Macy's, Inc.	38,813	963,339
TJX Cos., Inc.	48,494	7,630,046
Ulta Beauty, Inc.†	5,775	2,961,593
Walmart, Inc.	117,965	13,117,708
Williams-Sonoma, Inc.	16,215	3,707,722
		41,164,517
Semiconductors — 1.5%
Intel Corp.†	18,325	1,652,915
QUALCOMM, Inc.	48,937	7,223,591
		8,876,506
Software — 9.9%
Adobe, Inc.†	20,089	5,030,486
Dropbox, Inc., Class A†	24,917	811,298
Electronic Arts, Inc.	29,662	6,224,867
Fair Isaac Corp.†	706	792,817
Intuit, Inc.	24,735	7,817,991
Microsoft Corp.	50,512	23,473,937
MSCI, Inc.	7,224	4,133,862
Nutanix, Inc., Class A†	33,895	2,000,144
PTC, Inc.†	6,024	826,493
Salesforce, Inc.	44,010	8,098,720
UiPath, Inc., Class A†	71,902	917,469
		60,128,084
Telecommunications — 2.9%
AT&T, Inc.	134,879	3,135,937
Cisco Systems, Inc.	115,096	13,349,985
Verizon Communications, Inc.	27,021	1,264,853
		17,750,775
Transportation — 1.1%
C.H. Robinson Worldwide, Inc.	1,493	220,561
Expeditors International of Washington, Inc.	10,155	1,704,923
JB Hunt Transport Services, Inc.	12,322	3,348,504
Ryder System, Inc.	6,541	1,677,243
		6,951,231
Total Long-Term Investment Securities (cost $509,185,139)		602,102,091
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 1.3%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026	$7,830,000	7,827,654
Unaffiliated Investment Companies — 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1)	52,717	52,717
Total Short-Term Investments (cost $7,881,190)		7,880,371
TOTAL INVESTMENTS (cost $517,066,329)(2)	100.1%	609,982,462
Other assets less liabilities	(0.1)	(326,208)
NET ASSETS	100.0%	$609,656,254

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$602,102,091	$—	$—	$602,102,091
Short-Term Investments:
Sovereign	—	7,827,654	—	7,827,654
Other Short-Term Investments	52,717	—	—	52,717
Total Investments at Value	$602,154,808	$7,827,654	$—	$609,982,462

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 64.1%
Aerospace/Defense — 1.7%
Airbus SE	469	$109,638
Airbus SE ADR	2,883	168,425
Astronics Corp.†	529	36,760
BAE Systems PLC	3,225	91,177
Boeing Co.†	1,213	262,178
CSG NV†	1,500	28,562
General Dynamics Corp.	160	61,347
Honeywell Aerospace, Inc.†	428	88,485
Kratos Defense & Security Solutions, Inc.†	430	20,038
L3Harris Technologies, Inc.	535	148,227
Lockheed Martin Corp.	146	85,080
Moog, Inc., Class A	138	53,799
Rolls-Royce Holdings PLC	8,559	169,953
RTX Corp.	2,124	457,127
Safran SA	334	130,795
		1,911,591
Agriculture — 0.2%
Altria Group, Inc.	2,405	164,334
Imperial Brands PLC	322	12,222
Turning Point Brands, Inc.	55	4,103
		180,659
Airlines — 0.2%
Allegiant Travel Co.†	437	42,861
Delta Air Lines, Inc.	350	30,604
International Consolidated Airlines Group SA†	11,960	69,737
SkyWest, Inc.†	367	39,258
United Airlines Holdings, Inc.†	250	30,333
		212,793
Apparel — 0.2%
Asics Corp.	2,400	70,845
Burberry Group PLC†	1,730	28,073
Deckers Outdoor Corp.†	80	7,750
LVMH Moet Hennessy Louis Vuitton SE	210	115,153
Tapestry, Inc.	140	21,332
		243,153
Auto Manufacturers — 0.7%
Blue Bird Corp.†	427	31,765
Ford Motor Co.	3,050	44,774
General Motors Co.	650	57,759
Kia Corp.	826	76,557
Mercedes-Benz Group AG	1,462	78,854
Subaru Corp.	1,400	23,636
Suzuki Motor Corp.	5,000	65,688
Tesla, Inc.†	1,278	397,726
Toyota Motor Corp.	1,700	32,299
		809,058
Auto Parts & Equipment — 0.1%
Allison Transmission Holdings, Inc.	49	5,612
BorgWarner, Inc.	150	9,561
Commercial Vehicle Group, Inc.†	3,764	17,051
Contemporary Amperex Technology Co., Ltd.	280	22,247
Dana, Inc.	735	19,794
		74,265
Banks — 5.3%
AIB Group PLC	10,932	129,467
Amalgamated Financial Corp.	346	17,085
Associated Banc-Corp.	580	17,910
Security Description	Shares or Principal Amount	Value

Banks (continued)
Banco Bilbao Vizcaya Argentaria SA	2,603	$72,875
Banco Santander SA	13,693	193,430
Bancorp, Inc.†	355	23,810
Bank of America Corp.	8,053	498,883
Bank of N.T. Butterfield & Son, Ltd.	566	34,690
Bank of New York Mellon Corp.	1,197	187,127
BankUnited, Inc.	482	22,485
Barclays PLC	16,076	110,667
BAWAG Group AG*	272	54,775
BNP Paribas SA	1,889	239,478
Central Pacific Financial Corp.	380	14,972
Citigroup, Inc.	1,304	172,715
Citizens Financial Group, Inc.	200	14,330
Commonwealth Bank of Australia	368	45,764
ConnectOne Bancorp, Inc.	202	6,654
Credit Agricole SA	3,058	68,084
Cullen/Frost Bankers, Inc.	20	3,327
Customers Bancorp, Inc.†	300	23,604
Danske Bank A/S	759	43,685
Deutsche Bank AG	2,965	108,985
Eagle Bancorp, Inc.	298	8,270
East West Bancorp, Inc.	60	7,860
Enterprise Financial Services Corp.	237	15,715
FB Bancorp, Inc.†	442	6,831
First Bancorp	1,289	37,291
First Citizens BancShares, Inc., Class A	7	15,307
First Financial Corp.	200	16,110
First Horizon Corp.	180	4,615
Goldman Sachs Group, Inc.	165	168,033
HSBC Holdings PLC	15,906	341,247
Independent Bank Corp.	221	8,442
Independent Bank Corp. of Rockland Massachusetts	193	16,179
ING Groep NV	3,231	112,972
Intesa Sanpaolo SpA	19,968	150,990
JPMorgan Chase & Co.	2,649	931,892
KBC Group NV	467	67,312
KeyCorp	420	9,488
Lloyds Banking Group PLC	65,595	101,636
M&T Bank Corp.	60	14,777
Midland States Bancorp, Inc.	994	33,468
Mitsubishi UFJ Financial Group, Inc.	7,100	159,178
Morgan Stanley	860	180,961
NatWest Group PLC	11,379	107,844
Northern Trust Corp.	110	20,041
OFG Bancorp	505	26,694
Old National Bancorp	57	1,518
Pathward Financial, Inc.	172	15,177
Piraeus Bank SA	6,007	69,371
PNC Financial Services Group, Inc.	190	47,475
Popular, Inc.	20	3,504
Preferred Bank	161	16,815
Regions Financial Corp.	430	13,309
ServisFirst Bancshares, Inc.	55	4,923
Shinhan Financial Group Co., Ltd.	835	59,014
Societe Generale SA	1,119	105,076
SouthState Bank Corp.	14	1,471
Standard Chartered PLC	3,376	99,790
State Street Corp.	170	31,307
Sumitomo Mitsui Financial Group, Inc.	400	17,171
Texas Capital Bancshares, Inc.	297	29,358
Tompkins Financial Corp.	253	25,260
Toronto-Dominion Bank	600	71,922
Truist Financial Corp.	500	25,920

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
TrustCo. Bank Corp.	280	$15,954
UBS Group AG	735	38,751
UMB Financial Corp.	11	1,603
UniCredit SpA	2,141	202,255
United Community Banks, Inc.	286	10,136
Univest Financial Corp.	413	18,271
US Bancorp	610	38,436
Valley National Bancorp	2,670	38,154
Wells Fargo & Co.	1,360	117,572
Westamerica Bancorp	183	11,007
Western Alliance Bancorp	30	2,415
Zions Bancorp NA	40	2,788
		5,803,678
Beverages — 0.7%
Anheuser-Busch InBev SA	654	56,553
Brown-Forman Corp., Class B	128	3,677
Coca-Cola Co.	3,250	284,668
Coca-Cola Femsa SAB de CV ADR	263	28,475
Constellation Brands, Inc., Class A	101	13,153
Kirin Holdings Co., Ltd.	3,500	64,875
Molson Coors Beverage Co., Class B	50	2,078
Monster Beverage Corp.†	2,059	198,446
PepsiCo., Inc.	670	93,505
		745,430
Biotechnology — 1.2%
ACADIA Pharmaceuticals, Inc.†	691	17,876
ADMA Biologics, Inc.†	1,453	12,292
Alnylam Pharmaceuticals, Inc.†	239	49,119
Amgen, Inc.	549	211,453
AnaptysBio, Inc.†	268	14,301
ANI Pharmaceuticals, Inc.†	76	6,022
Arcutis Biotherapeutics, Inc.†	571	15,337
Argenx SE†	39	33,422
Arrowhead Pharmaceuticals, Inc.†	296	25,056
Aurinia Pharmaceuticals, Inc.†	1,053	15,669
BioCryst Pharmaceuticals, Inc.†	1,627	14,611
Bio-Rad Laboratories, Inc., Class A†	13	4,231
Bridgebio Pharma, Inc.†	258	20,663
Climb Bio, Inc.†	956	11,376
Corteva, Inc.	460	36,207
Cytokinetics, Inc.†	83	6,402
Emergent BioSolutions, Inc.†	1,361	9,826
Erasca, Inc.†	1,027	18,640
Exelixis, Inc.†	170	9,015
Gilead Sciences, Inc.	1,489	193,883
Halozyme Therapeutics, Inc.†	80	6,603
ImmunityBio, Inc.†	829	5,944
Innoviva, Inc.†	812	17,028
Kiniksa Pharmaceuticals International PLC†	186	13,827
Kodiak Sciences, Inc.†	313	13,015
Krystal Biotech, Inc.†	87	29,678
Ligand Pharmaceuticals, Inc.†	130	37,380
Liquidia Corp.†	104	8,747
MacroGenics, Inc.†	2,566	9,469
Monte Rosa Therapeutics, Inc.†	672	11,101
Myriad Genetics, Inc.†	2,207	6,312
PDL BioPharma, Inc.†(1)	3,800	0
PTC Therapeutics, Inc.†	260	17,683
Puma Biotechnology, Inc.†	2,382	18,889
Regeneron Pharmaceuticals, Inc.	61	46,520
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Relay Therapeutics, Inc.†	837	$15,761
Rigel Pharmaceuticals, Inc.†	369	13,583
Sarepta Therapeutics, Inc.†	890	13,225
Stoke Therapeutics, Inc.†	695	20,058
Swedish Orphan Biovitrum AB†	1,134	56,452
TG Therapeutics, Inc.†	549	28,565
Theravance Biopharma, Inc.†	1,890	31,865
Travere Therapeutics, Inc.†	369	20,623
United Therapeutics Corp.†	30	15,531
Veracyte, Inc.†	321	14,869
Vericel Corp.†	209	9,606
Vertex Pharmaceuticals, Inc.†	324	154,580
		1,362,315
Building Materials — 0.6%
Amrize, Ltd.†	562	27,598
Carlisle Cos., Inc.	30	10,798
Cie de Saint-Gobain SA	155	14,567
CRH PLC	210	19,952
Daikin Industries, Ltd.	600	86,970
Geberit AG	79	52,033
Holcim AG	1,178	107,669
Masco Corp.	150	10,722
Mitsubishi Electric Corp.	1,300	47,387
Modine Manufacturing Co.†	73	14,677
Owens Corning	47	6,528
Tecnoglass Holdings, Inc.	185	8,036
Vulcan Materials Co.	820	220,227
Wienerberger AG	940	22,978
		650,142
Chemicals — 1.3%
Air Liquide SA	69	13,589
Albemarle Corp.	80	9,411
Asahi Kasei Corp.	5,800	62,522
BASF SE	784	45,578
Cabot Corp.	215	18,924
CF Industries Holdings, Inc.	475	59,465
Ecolab, Inc.	540	149,920
Linde PLC	1,321	631,940
PPG Industries, Inc.	170	18,789
RPM International, Inc.	100	10,707
Sherwin-Williams Co.	1,148	391,296
Yara International ASA	1,261	59,386
		1,471,527
Commercial Services — 0.8%
Covista, Inc.†	132	16,480
Altus Group, Ltd.	560	18,703
American Public Education, Inc.†	622	30,173
AMN Healthcare Services, Inc.†(2)	1,457	48,999
Automatic Data Processing, Inc.	613	163,340
Block, Inc.†	210	17,060
Cimpress PLC†	141	13,917
Corpay, Inc.†	20	7,642
Deluxe Corp.	532	13,763
Legalzoom.com, Inc.†	2,374	18,683
Perdoceo Education Corp.	589	18,736
Recruit Holdings Co., Ltd.	1,900	149,350
RELX PLC	997	35,135
Robert Half, Inc.	2,459	92,950
Rollins, Inc.	1,216	46,172
Service Corp. International	110	9,481
Sezzle, Inc.†	72	11,142

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
StoneCo., Ltd., Class A	1,562	$17,768
U-Haul Holding Co.	117	7,322
United Rentals, Inc.	105	113,322
Wolters Kluwer NV	277	21,674
		871,812
Computers — 3.3%
Amdocs, Ltd.	638	35,549
Apple, Inc.	9,330	2,882,130
CACI International, Inc., Class A†	10	4,978
Check Point Software Technologies, Ltd.†	323	41,063
Cognizant Technology Solutions Corp., Class A	773	42,786
Corsair Gaming, Inc.†	1,169	12,403
Cricut, Inc., Class A	3,819	17,911
Dell Technologies, Inc., Class C	202	81,885
Diebold Nixdorf, Inc.†	273	20,090
Fujitsu, Ltd.	2,400	55,576
HP, Inc.	3,229	88,055
International Business Machines Corp.	358	80,067
Logitech International SA	671	68,245
NetApp, Inc.	417	74,434
Qualys, Inc.†	219	31,700
Rapid7, Inc.†	2,281	22,012
Seagate Technology Holdings PLC	73	62,497
V2X, Inc.†	308	27,794
		3,649,175
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	2,620	239,206
Kao Corp.	1,400	28,741
L'Oreal SA	236	105,213
Procter & Gamble Co.	3,058	441,850
Unilever PLC	2,402	152,557
		967,567
Distribution/Wholesale — 0.7%
Core & Main, Inc., Class A†	130	5,716
Fastenal Co.	1,627	77,624
G-III Apparel Group, Ltd.	591	21,518
Marubeni Corp.	2,910	95,312
Mitsubishi Corp.	1,000	30,057
ScanSource, Inc.†	362	20,497
Titan Machinery, Inc.†	1,670	28,373
Toyota Tsusho Corp.	1,200	50,299
WW Grainger, Inc.	275	380,111
		709,507
Diversified Financial Services — 2.0%
Acadian Asset Management, Inc.	555	48,002
AerCap Holdings NV	466	70,319
Affiliated Managers Group, Inc.	4	1,467
Ally Financial, Inc.	130	5,633
American Express Co.	210	70,612
Ameriprise Financial, Inc.	50	27,292
Artisan Partners Asset Management, Inc., Class A	563	22,092
Bread Financial Holdings, Inc.	107	11,563
Charles Schwab Corp.	550	57,882
CME Group, Inc.	332	88,906
Cohen & Steers, Inc.	449	36,939
Enova International, Inc.†	204	51,845
Evercore, Inc., Class A	6	1,923
IGM Financial, Inc.	1,200	74,610
Intercontinental Exchange, Inc.	1,016	154,920
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Invesco, Ltd.	150	$4,440
Jefferies Financial Group, Inc.	29	1,583
Mastercard, Inc., Class A	141	80,807
ORIX Corp.	1,200	48,332
Pagseguro Digital, Ltd., Class A	2,684	25,874
Piper Sandler Cos.	420	31,836
Radian Group, Inc.	998	38,912
Raymond James Financial, Inc.	120	21,118
SEI Investments Co.	70	7,209
Stifel Financial Corp.	70	5,804
Synchrony Financial	220	16,674
T. Rowe Price Group, Inc.	100	11,175
Visa, Inc., Class A	3,293	1,205,666
Voya Financial, Inc.	13	1,293
Western Union Co.	2,486	15,811
		2,240,539
Electric — 1.2%
Alliant Energy Corp.	190	13,448
Atco, Ltd., Class I	1,734	98,720
Brookfield Infrastructure Partners LP	1,055	44,057
Brookfield Renewable Corp.	1,127	37,585
Consolidated Edison, Inc.	443	48,221
DTE Energy Co.	130	18,443
Duke Energy Corp.	460	57,698
Endesa SA	2,568	125,457
Enel SpA	9,076	102,551
Entergy Corp.	2,303	247,849
Evergy, Inc.	170	14,112
FirstEnergy Corp.	450	21,739
Genie Energy, Ltd., Class B	348	4,841
Iberdrola SA	4,871	115,852
National Grid PLC	3,836	61,379
Ormat Technologies, Inc.	61	5,952
Otter Tail Corp.	154	13,617
Public Service Enterprise Group, Inc.	390	29,905
RWE AG	921	60,736
WEC Energy Group, Inc.	1,269	138,854
		1,261,016
Electrical Components & Equipment — 0.9%
ABB, Ltd.	1,451	143,157
Acuity, Inc.	20	6,568
AZZ, Inc.	46	6,657
Eaton Corp. PLC	1,563	648,958
EnerSys	227	42,233
Nexans SA	219	33,362
Powell Industries, Inc.	121	25,250
Schneider Electric SE	132	44,312
		950,497
Electronics — 0.5%
Advanced Energy Industries, Inc.	18	5,211
Allegion PLC	60	9,444
Allient, Inc.	91	7,959
Arrow Electronics, Inc.†	10	2,166
Bel Fuse, Inc., Class B	154	41,883
Benchmark Electronics, Inc.	312	24,888
Emerson Electric Co.	1,104	165,401
Hoya Corp.	500	76,647
Kimball Electronics, Inc.†	647	16,000
Murata Manufacturing Co., Ltd.	3,200	149,288
SCREEN Holdings Co., Ltd.	200	15,328
TD SYNNEX Corp.	60	15,342

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
TTM Technologies, Inc.†	160	$18,471
Yokogawa Electric Corp.	400	14,285
		562,313
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	70	14,772
Nextpower, Inc., Class A†	270	24,265
Vestas Wind Systems A/S	2,495	67,123
		106,160
Engineering & Construction — 0.5%
Acciona SA	103	28,389
ACS Actividades de Construccion y Servicios SA	631	80,474
Aena SME SA*	2,415	74,815
Argan, Inc.	80	45,634
Bouygues SA	1,998	112,530
Eiffage SA	213	30,330
Frontdoor, Inc.†	325	23,605
HOCHTIEF AG	71	36,280
INNOVATE Corp.†	1,213	9,850
Sterling Infrastructure, Inc.†	12	7,161
Tutor Perini Corp.	537	44,974
		494,042
Entertainment — 0.2%
Cinemark Holdings, Inc.	559	20,454
Entain PLC	1,503	11,104
Evolution AB*†	941	72,409
Lottomatica Group Spa	1,078	29,241
Rush Street Interactive, Inc.†	617	16,603
Super Group SGHC, Ltd.	2,527	35,378
United Parks & Resorts, Inc.†	204	9,105
		194,294
Environmental Control — 0.2%
Waste Management, Inc.	1,005	227,683
Food — 1.2%
Albertsons Cos., Inc., Class A	2,743	31,764
Barry Callebaut AG	40	55,782
Cal-Maine Foods, Inc.	311	27,300
Carrefour SA	3,340	61,390
Danone SA	553	43,078
Empire Co., Ltd., Class A	1,552	56,806
Flowers Foods, Inc.†(2)	2,255	15,830
George Weston, Ltd.	1,052	78,623
Hershey Co.	281	49,189
Hormel Foods Corp.	325	8,128
J.M. Smucker Co.	63	7,513
Koninklijke Ahold Delhaize NV	3,483	137,467
Kroger Co.	1,626	93,885
Loblaw Cos., Ltd.	1,917	89,994
Mondelez International, Inc., Class A	750	46,733
Nestle SA	1,790	178,776
Seneca Foods Corp., Class A†	231	38,228
Sysco Corp.	370	31,539
Tesco PLC	6,302	41,508
Tyson Foods, Inc., Class A	190	11,012
United Natural Foods, Inc.†	792	40,257
WH Group, Ltd.*	118,000	127,260
		1,272,062
Security Description	Shares or Principal Amount	Value

Food Service — 0.0%
Compass Group PLC	1,400	$44,446
Forest Products & Paper — 0.1%
International Paper Co.	2,190	89,418
Sylvamo Corp.	250	9,352
		98,770
Gas — 0.2%
Canadian Utilities, Ltd., Class A	959	38,118
Centrica PLC	26,914	56,209
New Jersey Resources Corp.	116	6,715
Osaka Gas Co., Ltd.	1,300	44,977
Southwest Gas Holdings, Inc.	202	18,059
Spire, Inc.	189	15,094
UGI Corp.	170	6,140
		185,312
Hand/Machine Tools — 0.1%
Makita Corp.	2,300	73,741
Schindler Holding AG (Participation Certificate)	144	45,359
Snap-on, Inc.	40	16,417
		135,517
Health Care-Products — 1.6%
10X Genomics, Inc., Class A†	1,186	56,062
Adaptive Biotechnologies Corp.†	1,018	22,976
Axogen, Inc.†	718	30,307
Boston Scientific Corp.†	2,189	102,292
CareDx, Inc.†	707	30,903
Cerus Corp.†	10,333	22,216
Cooper Cos., Inc.†	86	6,220
Embecta Corp.	930	3,385
GE HealthCare Technologies, Inc.	201	13,672
Glaukos Corp.†	92	15,338
Globus Medical, Inc., Class A†	67	5,279
Haemonetics Corp.†	215	18,391
Intuitive Surgical, Inc.†	627	221,538
iRadimed Corp.	268	24,350
iRhythm Holdings, Inc.†	180	21,091
Lantheus Holdings, Inc.†	259	25,807
LivaNova PLC†	512	41,032
Medtronic PLC	860	73,435
MiMedx Group, Inc.†	2,277	9,404
Revvity, Inc.	30	3,376
Smith & Nephew PLC	3,138	49,272
Solventum Corp.†	102	8,715
Stryker Corp.	769	250,463
Tactile Systems Technology, Inc.†	886	24,959
Thermo Fisher Scientific, Inc.	1,165	669,059
Twist Bioscience Corp.†	154	14,099
Varex Imaging Corp.†	496	5,550
Zimmer Biomet Holdings, Inc.	140	13,150
		1,782,341
Health Care-Services — 0.3%
agilon health, Inc.†	283	25,926
BrightSpring Health Services, Inc.†	346	20,660
Cigna Group	156	43,532
DaVita, Inc.†	20	4,802
DocGo, Inc.†	11,011	7,164
Elevance Health, Inc.	128	48,108
Encompass Health Corp.	20	2,221
Ensign Group, Inc.	138	24,586
Fortrea Holdings, Inc.†	1,767	33,873

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services (continued)
HCA Healthcare, Inc.	190	$76,492
IQVIA Holdings, Inc.†	74	17,391
Labcorp Holdings, Inc.	60	18,552
LifeMD, Inc.†	1,299	4,546
Quest Diagnostics, Inc.	70	16,311
Tenet Healthcare Corp.†	60	15,287
		359,451
Home Builders — 0.2%
Bellway PLC	654	17,556
D.R. Horton, Inc.	230	32,904
Forestar Group, Inc.†	321	9,036
Hovnanian Enterprises, Inc., Class A†	259	32,090
KB Home	159	8,740
NVR, Inc.†	2	12,294
PulteGroup, Inc.	160	20,235
Toll Brothers, Inc.	70	10,213
Winnebago Industries, Inc.	997	30,189
		173,257
Home Furnishings — 0.2%
Panasonic Holdings Corp.	1,600	42,252
Rational AG	34	26,448
Sonos, Inc.†	1,875	27,487
Sony Group Corp.	7,300	170,974
		267,161
Household Products/Wares — 0.1%
Avery Dennison Corp.	60	10,184
Clorox Co.	412	39,358
Kimberly-Clark Corp.	376	41,101
		90,643
Insurance — 2.5%
Aegon, Ltd.	7,699	73,021
Aflac, Inc.	585	74,576
AIA Group, Ltd.	3,686	37,328
Allianz SE	130	64,886
Allstate Corp.	315	83,185
American Financial Group, Inc.	30	4,252
American International Group, Inc.	330	25,931
Aon PLC, Class A	70	25,239
Arch Capital Group, Ltd.†	170	17,090
Assurant, Inc.	30	8,376
AXA SA	3,551	184,216
Axis Capital Holdings, Ltd.	40	4,213
BB Seguridade Participacoes SA	8,700	70,813
Berkshire Hathaway, Inc., Class B†	361	184,666
Chubb, Ltd.	130	45,588
Cincinnati Financial Corp.	90	15,991
Essent Group, Ltd.	473	31,199
Everest Group, Ltd.	20	7,483
Fidelity National Financial, Inc.	130	6,707
Genworth Financial, Inc.,†	2,902	28,527
Globe Life, Inc.	30	5,468
Hartford Insurance Group, Inc.	511	72,516
Jackson Financial, Inc., Class A	410	50,135
Japan Post Holdings Co., Ltd.	10,500	156,660
Japan Post Insurance Co., Ltd.	5,800	64,673
Loews Corp.	120	13,921
Markel Group, Inc.†	6	11,294
Marsh & McLennan Cos., Inc.	1,254	237,871
MetLife, Inc.	390	37,491
Security Description	Shares or Principal Amount	Value

Insurance (continued)
MGIC Investment Corp.	2,833	$85,103
MS&AD Insurance Group Holdings, Inc.	2,700	83,640
NMI Holdings, Inc.†	428	18,960
NN Group NV	781	73,462
Old Republic International Corp.	140	6,049
Pelagos Insurance Capital, Ltd.	265	6,702
Primerica, Inc.	20	6,399
Principal Financial Group, Inc.	130	14,781
Progressive Corp.	86	18,182
Prudential Financial, Inc.	170	20,754
Reinsurance Group of America, Inc.	30	7,106
RenaissanceRe Holdings, Ltd.	30	9,599
SiriusPoint, Ltd.†	613	14,497
Sompo Holdings, Inc.	3,500	155,668
T&D Holdings, Inc.	2,200	69,981
Travelers Cos., Inc.	1,137	425,647
Unum Group	90	7,750
W.R. Berkley Corp.	210	15,233
Willis Towers Watson PLC	199	66,848
		2,749,677
Internet — 7.0%
Airbnb, Inc., Class A†	1,649	249,856
Alphabet, Inc., Class A	5,873	2,091,551
Alphabet, Inc., Class C	995	354,867
Amazon.com, Inc.†	7,375	2,002,902
Bumble, Inc., Class A†	1,298	3,699
eBay, Inc.	350	39,904
EverQuote, Inc., Class A†	1,387	34,980
Expedia Group, Inc.	90	26,527
Gen Digital, Inc.	1,594	43,755
Hims & Hers Health, Inc.†	612	16,995
LY Corp.	17,300	48,621
Maplebear, Inc.†	50	2,230
Match Group, Inc.	1,438	56,672
Meta Platforms, Inc., Class A	1,603	892,406
Netflix, Inc.†	10,745	770,524
Palo Alto Networks, Inc.†	1,932	641,096
RealReal, Inc.†(2)	965	11,667
Spotify Technology SA†	65	32,496
Stitch Fix, Inc., Class A†	3,472	13,957
Tencent Holdings, Ltd. ADR	556	34,155
Uber Technologies, Inc.†	2,634	185,328
Upwork, Inc.†	2,811	25,749
VeriSign, Inc.	187	54,234
Yelp, Inc.†	642	16,968
		7,651,139
Investment Companies — 0.2%
Industrivarden AB, Class A	1,119	64,498
Innventure, Inc.†	2,847	9,167
Investor AB, Class B	2,355	101,799
Itausa SA (Preference Shares)	16,333	44,529
Washington H. Soul Pattinson & Co., Ltd.	1,286	41,859
		261,852
Iron/Steel — 0.1%
Commercial Metals Co.	355	24,396
Evraz PLC†(1)	3,725	0
Fortescue, Ltd.	4,167	54,373
Nucor Corp.	180	46,312
Reliance, Inc.	30	12,183
		137,264

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Leisure Time — 0.1%
Callaway Golf Co.†	411	$7,587
Harley-Davidson, Inc.	1,423	34,921
Peloton Interactive, Inc., Class A†	3,325	21,247
Polaris, Inc.	415	27,838
Royal Caribbean Cruises, Ltd.	158	50,291
		141,884
Lodging — 0.1%
InterContinental Hotels Group PLC	444	71,780
Las Vegas Sands Corp.	293	14,325
		86,105
Machinery-Construction & Mining — 0.4%
Bloom Energy Corp., Class A†	109	22,433
Caterpillar, Inc.	112	91,259
Hitachi, Ltd.	2,990	99,237
Mitsubishi Heavy Industries, Ltd.	600	14,052
Oshkosh Corp.	40	5,697
Sandvik AB	292	10,946
Siemens Energy AG	217	36,896
Terex Corp.	386	24,256
Vertiv Holdings Co., Class A	400	96,628
		401,404
Machinery-Diversified — 0.4%
AGCO Corp.	50	5,108
Atlas Copco AB, Class A	1,327	28,087
CNH Industrial NV	4,031	41,318
Dover Corp.	79	16,165
Eastman Kodak Co.†	3,480	29,232
Flowserve Corp.	75	5,699
GEA Group AG	555	39,453
Ingersoll Rand, Inc.	944	78,711
Kone Oyj, Class B	576	33,290
Regal Rexnord Corp.	50	10,261
SMC Corp.	200	85,830
Toro Co.	70	6,431
Wartsila OYJ Abp	1,902	64,523
Watts Water Technologies, Inc., Class A	69	23,859
		467,967
Media — 0.3%
USA TODAY Co., Inc.†	2,566	22,299
Comcast Corp., Class A	640	15,335
Fox Corp., Class A	1,306	76,048
News Corp., Class A	290	7,992
Scholastic Corp.	649	26,382
Sirius XM Holdings, Inc.	199	5,894
Space Exploration Technologies Corp., Class A†	686	74,342
Walt Disney Co.	1,400	134,666
		362,958
Metal Fabricate/Hardware — 0.0%
Helios Technologies, Inc.	80	6,233
Mueller Industries, Inc.	160	10,625
		16,858
Mining — 0.7%
Alcoa Corp.	170	7,694
Anglo American PLC	1,436	72,518
BHP Group, Ltd.	4,243	178,733
Centrus Energy Corp., Class A†	79	13,977
Century Aluminum Co.†	527	23,594
Security Description	Shares or Principal Amount	Value

Mining (continued)
Constellium SE†	1,329	$36,920
DPM Metals, Inc.	1,585	55,718
Endeavour Mining PLC	1,206	57,461
Fresnillo PLC	437	14,647
Hecla Mining Co.	2,021	28,536
Kaiser Aluminum Corp.	145	23,154
Kinross Gold Corp. †	700	16,139
Mitsui Kinzoku Co., Ltd.	100	18,810
Newmont Corp.	690	64,660
Norsk Hydro ASA	5,872	53,687
OceanaGold Corp.	1,610	38,819
SSR Mining, Inc.†	1,615	41,376
Teck Resources, Ltd., Class B†	546	32,857
Valterra Platinum, Ltd.	185	13,913
Wesdome Gold Mines, Ltd.†	1,400	25,976
		819,189
Miscellaneous Manufacturing — 0.3%
3M Co.	783	138,027
A.O. Smith Corp.	90	5,412
Fabrinet†	56	24,383
Siemens AG	517	168,536
Textron, Inc.	140	11,936
		348,294
Multi-National — 0.0%
Bladex, Inc.	459	26,874
Office Furnishings — 0.0%
Interface, Inc.	706	24,188
Oil & Gas — 2.4%
Antero Resources Corp.†	210	7,589
APA Corp.	270	10,076
Baytex Energy Corp.	3,200	14,586
California Resources Corp.	668	35,150
Cenovus Energy, Inc.†	1,893	57,080
Chevron Corp.	844	166,125
ConocoPhillips	719	86,625
Delek US Holdings, Inc.†	557	37,804
Diamondback Energy, Inc.	1,286	260,994
ENEOS Holdings, Inc.	7,700	64,318
Eni SpA	447	12,432
EOG Resources, Inc.	370	55,015
EQT Corp.	3,915	208,630
Equinor ASA	2,041	83,891
ExxonMobil Holdings Corp.	4,619	717,977
Gulfport Energy Corp.†	32	5,164
HF Sinclair Corp.	140	12,806
Magnolia Oil & Gas Corp., Class A	346	8,896
Marathon Petroleum Corp.	356	112,663
Murphy Oil Corp.	643	25,553
Nabors Industries, Ltd.†	291	24,930
Noble Corp. PLC†	9	382
Par Pacific Holdings, Inc.†	649	55,834
Phillips 66	393	83,190
Range Resources Corp.	180	7,225
Repsol SA	2,883	88,658
Riley Exploration Permian, Inc.	248	8,499
Shell PLC	3,799	174,348
Suncor Energy, Inc.†	900	60,439
Talos Energy, Inc.†	2,682	40,713

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
TotalEnergies SE	1,211	$107,562
Valaris, Ltd.†	317	25,103
		2,660,257
Oil & Gas Services — 0.0%
Halliburton Co.	640	20,640
Oil States International, Inc.†	632	5,125
		25,765
Packaging & Containers — 0.1%
Ball Corp.	210	13,629
Crown Holdings, Inc.	90	10,607
Smurfit WestRock PLC	542	24,916
TriMas Corp.	167	6,668
		55,820
Pharmaceuticals — 3.7%
AbbVie, Inc.	525	131,744
Akebia Therapeutics, Inc.†	8,344	11,014
Alkermes PLC†	557	27,287
Amneal Pharmaceuticals, Inc.†	811	14,858
Anika Therapeutics, Inc.†	447	8,618
Astellas Pharma, Inc.	8,300	114,147
AstraZeneca PLC	1,380	235,522
Bristol-Myers Squibb Co.	2,141	139,829
Cardinal Health, Inc.	410	94,312
Cencora, Inc.	130	40,474
Collegium Pharmaceutical, Inc.†	844	29,869
CVS Health Corp.	1,597	166,775
Eli Lilly & Co.	481	552,592
GSK PLC	7,364	190,674
Harmony Biosciences Holdings, Inc.†	676	23,822
Henry Schein, Inc.†	80	6,860
Herbalife, Ltd.†	2,516	31,249
Indivior Pharmaceuticals, Inc.†	309	12,363
Ipsen SA	328	63,306
Ironwood Pharmaceuticals, Inc.†	3,151	13,329
Johnson & Johnson	2,312	592,681
MannKind Corp.†	1,096	4,285
McKesson Corp.	52	44,522
Merck & Co., Inc.	1,457	189,701
Merck KGaA	269	44,444
Mirum Pharmaceuticals, Inc.†	121	12,820
Nature's Sunshine Products, Inc.†	914	18,417
Novartis AG	2,096	327,202
Novo Nordisk A/S, Class B	1,765	83,162
Otsuka Holdings Co., Ltd.	2,200	153,186
Pfizer, Inc.	3,362	84,084
Protagonist Therapeutics, Inc.†	253	34,570
Rhythm Pharmaceuticals, Inc.†	186	18,461
Roche Holding AG	901	393,946
Sanofi SA	1,292	111,150
Shionogi & Co., Ltd.	2,800	51,009
Supernus Pharmaceuticals, Inc.†	174	7,766
USANA Health Sciences, Inc.†	207	4,577
Viatris, Inc.	790	13,872
		4,098,499
Pipelines — 0.2%
Antero Midstream Corp.	360	7,909
Kinder Morgan, Inc.	7,930	255,188
		263,097
Security Description	Shares or Principal Amount	Value

Private Equity — 0.3%
3i Group PLC	2,368	$91,634
Blackstone, Inc.	967	123,534
CVC Capital Partners PLC*	5,207	87,085
		302,253
Real Estate — 0.1%
CK Asset Holdings, Ltd.	1,500	9,160
Daito Trust Construction Co., Ltd.	4,035	85,343
Jones Lang LaSalle, Inc.†	30	10,651
Newmark Group, Inc., Class A	754	11,306
		116,460
REITS — 0.4%
Adamas Trust, Inc.	766	6,948
American Assets Trust, Inc.	442	10,427
American Tower Corp.	955	165,559
Farmland Partners, Inc.	1,966	18,382
Innovative Industrial Properties, Inc.	484	28,464
JBG SMITH Properties	816	11,465
Kite Realty Group Trust	710	20,320
National Health Investors, Inc.	238	18,243
NET Lease Office Properties	573	6,704
Outfront Media, Inc.	620	19,759
Pebblebrook Hotel Trust	797	15,223
Piedmont Office Realty Trust, Inc.†	751	7,277
Public Storage	55	17,829
Redwood Trust, Inc.	1,335	6,101
Sabra Health Care REIT, Inc.	1,099	23,266
Safehold, Inc.	405	6,553
Simon Property Group, Inc.	184	42,204
SITE Centers Corp.	1,703	7,289
SL Green Realty Corp.	107	5,663
Summit Hotel Properties, Inc.	1,554	10,691
Tanger, Inc.	516	20,981
		469,348
Retail — 2.7%
Abercrombie & Fitch Co., Class A†	238	23,691
American Eagle Outfitters, Inc.	1,216	20,891
Arcos Dorados Holdings, Inc., Class A	612	5,000
Bath & Body Works, Inc.	3,383	68,066
Best Buy Co., Inc.	647	55,810
BJ's Wholesale Club Holdings, Inc.†	1,189	116,260
Bloomin' Brands, Inc.	3,410	29,531
Bosideng International Holdings, Ltd.	60,000	37,816
Brinker International, Inc.†	203	43,381
Chipotle Mexican Grill, Inc.†	5,673	211,149
Cie Financiere Richemont SA, Class A	374	88,363
Darden Restaurants, Inc.	90	18,322
Designer Brands, Inc., Class A	4,781	28,877
Dillard's, Inc., Class A	8	4,707
Dollar General Corp.	395	50,185
Dollar Tree, Inc.†	140	17,809
Domino's Pizza, Inc.	74	25,711
Ferguson Enterprises, Inc.	508	119,040
GameStop Corp., Class A†	150	3,258
Gap, Inc.	290	5,826
Group 1 Automotive, Inc.	67	19,214
Home Depot, Inc.	241	80,002
Industria de Diseno Textil SA	1,353	88,685
Kingfisher PLC	14,262	59,432
Kohl's Corp.	2,409	46,108
Lowe's Cos., Inc.	410	85,202
McDonald's Corp.	264	71,449

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Murphy USA, Inc.	11	$6,685
Next PLC	407	81,851
Nu Skin Enterprises, Inc., Class A	2,091	10,852
Pandora A/S	813	102,250
Penske Automotive Group, Inc.	50	10,866
Ryohin Keikaku Co., Ltd.	2,900	76,205
Signet Jewelers, Ltd.	275	25,547
Target Corp.	350	50,571
TJX Cos., Inc.	3,124	491,530
Tokyo Gas Co., Ltd.	3,317	129,753
Urban Outfitters, Inc.†	381	28,263
Walmart, Inc.	4,247	472,266
Wesfarmers, Ltd.	1,290	80,945
		2,991,369
Savings & Loans — 0.1%
Axos Financial, Inc.†	377	38,232
Capitol Federal Financial, Inc.	3,198	28,270
HomeTrust Bancshares, Inc.	261	13,361
WSFS Financial Corp.	141	11,308
		91,171
Semiconductors — 8.5%
Advanced Micro Devices, Inc.†	804	382,825
Advantest Corp.	900	178,017
Aehr Test Systems†	370	29,593
ASM International NV	239	220,341
ASML Holding NV (NASDAQ)	377	614,133
ASML Holding NV (XAMS)	252	412,079
Axcelis Technologies, Inc.†	145	18,905
Broadcom, Inc.	3,029	1,179,129
Credo Technology Group Holding, Ltd.†	121	25,046
FormFactor, Inc.†	103	10,939
Infineon Technologies AG	779	55,531
Intel Corp.†	492	44,378
Kioxia Holdings Corp.†	300	83,550
KLA Corp.	460	84,097
Kulicke & Soffa Industries, Inc.	60	5,352
Lasertec Corp.	500	115,444
Micron Technology, Inc.	327	269,131
Novatek Microelectronics Corp.	3,000	47,761
NVIDIA Corp.	18,442	3,702,231
Photronics, Inc.†	799	24,202
QUALCOMM, Inc.	1,271	187,612
Rambus, Inc.†	75	6,827
Samsung Electronics Co., Ltd.	409	73,660
SK Hynix, Inc.	46	50,539
SkyWater Technology, Inc.†	1,223	40,107
Skyworks Solutions, Inc.	1,065	66,328
Taiwan Semiconductor Manufacturing Co., Ltd.	1,000	74,782
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	826	333,911
Texas Instruments, Inc.	2,792	769,866
Tokyo Electron, Ltd.	600	202,552
United Microelectronics Corp.	8,000	30,378
		9,339,246
Shipbuilding — 0.1%
Yangzijiang Shipbuilding Holdings, Ltd.	21,100	64,576
Software — 2.7%
8x8, Inc.†	11,840	22,496
ACI Worldwide, Inc.†	526	30,156
Adeia, Inc.	822	21,906
Security Description	Shares or Principal Amount	Value

Software (continued)
Appian Corp., Class A†	446	$12,024
Asana, Inc., Class A†	3,940	32,781
Box, Inc., Class A†	237	7,477
Commvault Systems, Inc.†	222	26,152
Datadog, Inc., Class A†	580	155,423
Electronic Arts, Inc.	419	87,931
Fair Isaac Corp.†	81	90,961
Fastly, Inc., Class A†	245	5,552
Five9, Inc.†	863	23,741
Gemini Space Station, Inc., Class A†	1,536	5,990
IBEX Holdings, Ltd.†	702	24,809
LiveRamp Holdings, Inc.†	329	12,459
Microsoft Corp.	3,135	1,456,897
Navan, Inc., Class A†	372	9,903
NetEase, Inc.	1,500	40,048
Oracle Corp.	1,887	245,065
Pagaya Technologies, Ltd., Class A†	1,790	34,493
PagerDuty, Inc.†	3,327	35,200
Playtika Holding Corp.	1,659	6,619
Porch Group, Inc.†(2)	1,319	19,060
Pro Medicus, Ltd.	301	34,048
Progress Software Corp.†	240	9,742
Sage Group PLC	8,342	110,126
SAP SE	693	125,818
ServiceNow, Inc.†	1,058	117,681
Synopsys, Inc.†	420	163,279
Yext, Inc.†	1,379	7,529
Zeta Global Holdings Corp., Class A†	1,162	25,099
		3,000,465
Telecommunications — 2.1%
A10 Networks, Inc.	1,004	29,688
Arista Networks, Inc.†	3,867	697,413
AT&T, Inc.	7,079	164,587
Cisco Systems, Inc.	2,799	324,656
Deutsche Telekom AG	2,992	92,373
Extreme Networks, Inc.†	725	21,852
HKT Trust & HKT, Ltd.	47,000	79,550
InterDigital, Inc.	141	42,980
Koninklijke KPN NV	15,282	72,412
LG Uplus Corp.	7,716	80,000
Lumen Technologies, Inc.†	5,957	38,006
NETGEAR, Inc.†	489	11,814
SK Telecom Co., Ltd.	1,023	57,974
SoftBank Group Corp.	500	15,547
Telefonaktiebolaget LM Ericsson, Class B	13,707	136,711
Telenor ASA	2,383	33,554
Telstra Group, Ltd.	14,500	51,206
T-Mobile US, Inc.	350	60,448
Verizon Communications, Inc.	4,229	197,959
Vodafone Group PLC	52,255	82,951
		2,291,681
Toys/Games/Hobbies — 0.1%
Bandai Namco Holdings, Inc.	2,000	57,897
Hasbro, Inc.	70	6,576
Nintendo Co., Ltd.	336	16,070
		80,543
Transportation — 0.9%
ArcBest Corp.	224	32,334
C.H. Robinson Worldwide, Inc.	496	73,274
Central Japan Railway Co.	2,100	52,313
Costamare, Inc.	1,758	27,390

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation (continued)
Deutsche Post AG	1,502	$99,995
DHT Holdings, Inc.	1,288	23,918
FedEx Corp.	190	58,406
International Seaways, Inc.	330	31,739
Ryder System, Inc.	23	5,898
Scorpio Tankers, Inc.	401	31,222
SITC International Holdings Co., Ltd.	33,000	166,321
Teekay Corp., Ltd.	2,091	24,360
Teekay Tankers, Ltd., Class A	303	24,049
TFI International, Inc.†	202	27,290
Union Pacific Corp.	503	146,941
United Parcel Service, Inc., Class B	570	59,406
XPO, Inc.†	429	86,216
		971,072
Water — 0.1%
Consolidated Water Co., Ltd.	582	16,994
United Utilities Group PLC	1,846	34,377
		51,371
Total Common Stocks (cost $50,231,755)		70,476,822
CORPORATE BONDS & NOTES — 10.1%
Aerospace/Defense — 0.3%
Boeing Co.
2.70%, 02/01/2027	$65,000	64,468
3.50%, 03/01/2039	20,000	15,961
3.60%, 05/01/2034	25,000	22,130
3.90%, 05/01/2049	32,000	22,765
5.93%, 05/01/2060	10,000	9,336
6.86%, 05/01/2054	30,000	32,138
6.88%, 03/15/2039	25,000	27,362
Honeywell Aerospace, Inc.
4.60%, 03/16/2033*	10,000	9,668
4.95%, 03/16/2036*	25,000	24,100
5.73%, 03/16/2056*	15,000	14,287
5.85%, 03/16/2066*	10,000	9,508
Howmet Aerospace, Inc.
3.00%, 01/15/2029	75,000	72,039
4.75%, 04/15/2036	5,000	4,759
Lockheed Martin Corp.
5.20%, 02/15/2064	10,000	8,705
RTX Corp.
6.00%, 03/15/2031	10,000	10,454
		347,680
Agriculture — 0.2%
BAT Capital Corp.
4.39%, 08/15/2037	25,000	22,345
4.63%, 03/22/2033	80,000	77,120
Philip Morris International, Inc.
4.88%, 02/13/2029	10,000	10,044
5.13%, 02/15/2030	85,000	85,652
5.25%, 02/13/2034	20,000	19,997
		215,158
Airlines — 0.0%
AS Mileage Plan IP, Ltd.
		29,561
Security Description	Shares or Principal Amount	Value

Apparel — 0.1%
Tapestry, Inc.
		49,322
Auto Manufacturers — 0.1%
Ford Motor Co.
6.10%, 08/19/2032	$20,000	$20,256
General Motors Financial Co., Inc.
4.20%, 10/27/2028	10,000	9,878
5.45%, 09/06/2034	15,000	14,761
Hyundai Capital America
5.00%, 06/18/2031*	5,000	4,944
5.35%, 03/19/2029*	55,000	55,464
		105,303
Banks — 1.3%
Bank of America Corp.
3.85%, 03/08/2037	72,000	66,189
6.20%, 11/10/2028	60,000	61,161
Citigroup, Inc.
3.20%, 10/21/2026	255,000	254,550
Goldman Sachs Group, Inc.
4.15%, 10/21/2029	35,000	34,444
5.07%, 01/21/2037	10,000	9,525
5.09%, 04/20/2034	10,000	9,789
5.43%, 06/03/2037	10,000	9,769
5.66%, 07/21/2037	10,000	9,954
JPMorgan Chase & Co.
4.90%, 01/22/2037	235,000	224,211
5.04%, 07/23/2032	10,000	9,956
5.58%, 07/23/2036	10,000	9,906
5.80%, 07/23/2041	15,000	14,848
Morgan Stanley
4.49%, 01/16/2032	20,000	19,414
4.71%, 03/12/2032	30,000	29,320
5.07%, 01/30/2037	20,000	19,189
5.32%, 07/19/2035	90,000	88,734
5.47%, 01/18/2035	130,000	129,594
5.61%, 07/17/2037	15,000	14,910
5.90%, 03/13/2047	20,000	19,349
5.95%, 01/19/2038	8,000	8,113
PNC Financial Services Group, Inc.
5.37%, 07/21/2036	10,000	9,884
US Bancorp
1.38%, 07/22/2030	325,000	284,155
Wells Fargo & Co.
5.56%, 07/25/2034	110,000	110,877
		1,447,841
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	120,000	114,146
Keurig Dr Pepper, Inc.
5.30%, 03/15/2034	15,000	14,813
		128,959
Biotechnology — 0.4%
Gilead Sciences, Inc.
2.95%, 03/01/2027	395,000	391,972
Royalty Pharma PLC
2.20%, 09/02/2030	50,000	44,899
5.20%, 09/25/2035	20,000	19,474
		456,345

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials — 0.0%
Carlisle Cos., Inc.
		9,759
Computers — 0.1%
Dell International LLC/EMC Corp.
4.75%, 07/15/2031	$5,000	$4,916
5.25%, 02/15/2037	25,000	23,997
Hewlett Packard Enterprise Co.
4.55%, 10/15/2029	70,000	69,242
		98,155
Diversified Financial Services — 0.7%
American Express Co.
4.42%, 08/03/2033	250,000	240,254
4.73%, 04/25/2029	40,000	40,027
5.02%, 04/25/2031	60,000	60,192
Avolon Holdings Funding, Ltd.
5.75%, 11/15/2029*	38,000	38,616
Capital One Financial Corp.
4.49%, 09/11/2031	35,000	34,112
Jefferies Financial Group, Inc.
4.50%, 09/15/2026	45,000	44,971
Macquarie Airfinance Holdings, Ltd.
6.40%, 03/26/2029*	65,000	66,721
Mastercard, Inc.
3.30%, 03/26/2027	245,000	243,547
		768,440
Electric — 0.5%
American Electric Power Co., Inc.
5.80%, 03/15/2056	40,000	39,286
6.05%, 03/15/2056	15,000	14,741
Constellation Energy Generation LLC
4.40%, 01/15/2031	15,000	14,604
Dominion Energy, Inc.
6.20%, 02/15/2056	20,000	19,689
DTE Electric Co.
4.85%, 03/01/2036	20,000	19,105
5.25%, 05/15/2035	10,000	9,910
Duke Energy Indiana LLC
4.95%, 03/15/2036	15,000	14,431
Entergy Mississippi LLC
5.05%, 04/15/2036	20,000	19,226
Florida Power & Light Co.
5.70%, 03/15/2055	10,000	9,462
Georgia Power Co.
5.20%, 03/15/2035	20,000	19,824
NextEra Energy Capital Holdings, Inc.
5.30%, 03/15/2032	70,000	70,389
6.00%, 10/01/2056	15,000	14,747
Oncor Electric Delivery Co. LLC
5.35%, 04/01/2035	10,000	9,974
Pacific Gas & Electric Co.
5.05%, 11/15/2031	20,000	19,790
5.20%, 05/01/2036	10,000	9,515
5.85%, 11/01/2036	10,000	9,984
Southern Power Co.
4.25%, 10/01/2030	15,000	14,613
4.90%, 10/01/2035	25,000	23,770
Virginia Electric & Power Co.
4.90%, 09/15/2035	60,000	57,367
4.95%, 03/15/2036	35,000	33,296
Security Description	Shares or Principal Amount	Value

Electric (continued)
Vistra Operations Co. LLC
3.70%, 01/30/2027*	$100,000	$99,304
4.60%, 10/15/2030*	20,000	19,463
5.25%, 10/15/2035*	10,000	9,532
		572,022
Electronics — 0.0%
Amphenol Corp.
		33,571
Environmental Control — 0.0%
Republic Services, Inc.
4.75%, 07/15/2031	8,000	7,945
Waste Connections, Inc.
4.80%, 07/15/2036	20,000	19,110
5.00%, 03/01/2034	10,000	9,848
		36,903
Food — 0.3%
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 02/02/2029	95,000	90,800
5.63%, 03/10/2037*	5,000	4,878
6.40%, 05/10/2057*	5,000	4,747
Kraft Heinz Foods Co.
4.63%, 10/01/2039	10,000	8,650
5.00%, 06/04/2042	40,000	34,595
6.88%, 01/26/2039	10,000	10,694
Kroger Co.
5.00%, 09/15/2034	20,000	19,384
Mars, Inc.
5.20%, 03/01/2035*	85,000	83,829
5.70%, 05/01/2055*	40,000	37,747
		295,324
Forest Products & Paper — 0.0%
Georgia-Pacific LLC
		39,290
Health Care-Products — 0.1%
Medline Borrower LP
3.88%, 04/01/2029*	40,000	38,692
Medline Borrower LP/Medline Co-Issuer, Inc.
5.25%, 06/15/2033*	20,000	19,674
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	15,000	14,502
VSP Optical Group, Inc.
5.40%, 06/01/2033*	5,000	4,944
5.65%, 06/01/2036*	5,000	4,960
		82,772
Health Care-Services — 0.5%
HCA, Inc.
4.60%, 11/15/2032	15,000	14,423
Humana, Inc.
3.70%, 03/23/2029	270,000	261,882
6.63%, 09/15/2056	30,000	29,519
UnitedHealth Group, Inc.
3.70%, 08/15/2049	265,000	185,934
		491,758
Insurance — 0.3%
Aon North America, Inc.
5.45%, 03/01/2034	30,000	30,042

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Brown & Brown, Inc.
4.90%, 06/23/2030	$32,000	$31,705
5.25%, 06/23/2032	12,000	11,855
Prudential Financial, Inc.
4.60%, 05/15/2044	260,000	219,180
		292,782
Internet — 0.2%
Airbnb, Inc.
4.65%, 03/16/2031	15,000	14,788
5.25%, 03/16/2036	5,000	4,872
Amazon.com, Inc.
4.55%, 03/13/2033	15,000	14,492
4.88%, 03/13/2036	20,000	19,141
5.10%, 07/09/2033	20,000	19,814
6.00%, 07/09/2046	30,000	29,165
6.05%, 03/13/2076	18,000	16,640
Beignet Investor LLC
6.58%, 05/30/2049*	13,000	12,603
Meta Platforms, Inc.
5.25%, 05/15/2036	10,000	9,588
6.30%, 05/15/2056	15,000	13,766
Netflix, Inc.
5.25%, 08/15/2036	20,000	19,719
5.38%, 11/15/2029*	35,000	35,609
		210,197
Leisure Time — 0.1%
Carnival Corp.
4.00%, 08/01/2028*	95,000	93,057
5.75%, 03/15/2030*	20,000	20,037
5.75%, 08/01/2032*	10,000	9,908
		123,002
Lodging — 0.0%
Las Vegas Sands Corp.
6.00%, 08/15/2029	10,000	10,203
Marriott International, Inc.
4.50%, 05/01/2033	20,000	19,082
		29,285
Machinery-Construction & Mining — 0.1%
Vertiv Group Corp.
4.13%, 11/15/2028*	80,000	79,066
Vertiv Holdings Co.
4.85%, 03/15/2036	30,000	28,251
5.80%, 03/15/2056	5,000	4,600
		111,917
Machinery-Diversified — 0.0%
Regal Rexnord Corp.
		31,283
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
6.55%, 06/01/2034	260,000	257,080
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	25,000	24,333
		281,413
Security Description	Shares or Principal Amount	Value

Mining — 0.1%
Glencore Funding LLC
5.51%, 04/01/2036*	$25,000	$24,640
5.67%, 04/01/2035*	30,000	30,129
6.14%, 04/01/2055*	10,000	9,790
		64,559
Oil & Gas — 0.2%
Exxon Mobil Corp.
3.57%, 03/06/2045	290,000	214,969
Viper Energy Partners LLC
4.90%, 08/01/2030	16,000	15,792
5.70%, 08/01/2035	16,000	15,901
Woodside Finance, Ltd.
6.00%, 05/19/2035	17,000	17,355
		264,017
Packaging & Containers — 0.0%
AptarGroup, Inc.
		19,663
Pharmaceuticals — 0.8%
AbbVie, Inc.
4.40%, 03/15/2033	15,000	14,456
4.75%, 03/15/2036	5,000	4,784
4.80%, 03/15/2029	20,000	20,062
4.95%, 03/15/2031	10,000	10,046
5.05%, 03/15/2034	10,000	9,925
Becton Dickinson & Co.
3.70%, 06/06/2027	230,000	228,619
Bristol-Myers Squibb Co.
5.10%, 02/22/2031	10,000	10,106
5.20%, 02/22/2034	20,000	20,084
5.55%, 02/22/2054	10,000	9,289
CVS Health Corp.
1.88%, 02/28/2031	10,000	8,707
4.78%, 03/25/2038	255,000	232,820
7.00%, 03/10/2055	35,000	36,038
Eli Lilly & Co.
4.60%, 08/14/2034	10,000	9,680
4.70%, 02/09/2034	20,000	19,568
5.10%, 02/09/2064	30,000	25,871
Merck & Co., Inc.
4.45%, 12/04/2032	10,000	9,730
4.75%, 12/04/2035	15,000	14,404
5.20%, 05/22/2036	20,000	19,854
Novartis Capital Corp.
4.10%, 11/05/2030	65,000	63,294
4.60%, 03/18/2033	15,000	14,640
4.90%, 03/18/2036	20,000	19,435
5.70%, 03/18/2056	10,000	9,664
Teva Pharmaceutical Finance Netherlands III BV
4.10%, 10/01/2046	35,000	25,794
		836,870
Pipelines — 0.5%
Cheniere Energy Partners LP
4.50%, 10/01/2029	45,000	44,511
Cheniere Energy, Inc.
5.20%, 07/30/2036*	5,000	4,837
Energy Transfer LP
5.25%, 07/01/2029	50,000	50,580
6.70%, 01/15/2057	25,000	24,631
Enterprise Products Operating LLC
5.55%, 02/16/2055	80,000	74,058

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
MPLX LP
2.65%, 08/15/2030	$75,000	$68,579
ONEOK, Inc.
5.55%, 11/01/2026	20,000	20,043
5.65%, 11/01/2028	20,000	20,341
Targa Resources Corp.
4.35%, 04/15/2031	15,000	14,523
Transcontinental Gas Pipe Line Co. LLC
5.10%, 03/15/2036	20,000	19,365
Venture Global Plaquemines LNG LLC
6.13%, 12/15/2030*	25,000	25,396
7.75%, 05/01/2035*	20,000	22,165
Williams Cos., Inc.
2.60%, 03/15/2031	120,000	107,600
		496,629
REITS — 0.1%
American Tower Corp.
4.70%, 12/15/2032	10,000	9,695
4.90%, 03/15/2030	20,000	19,921
Crown Castle, Inc.
3.65%, 09/01/2027	35,000	34,646
VICI Properties LP/VICI Note Co., Inc.
4.50%, 01/15/2028*	60,000	59,504
		123,766
Retail — 0.5%
7-Eleven, Inc.
1.80%, 02/10/2031*	8,000	6,923
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	45,000	40,690
Lowe's Cos., Inc.
3.75%, 04/01/2032	270,000	252,139
TJX Cos., Inc.
2.25%, 09/15/2026	270,000	269,437
		569,189
Semiconductors — 0.9%
Broadcom, Inc.
4.15%, 11/15/2030	70,000	67,293
4.95%, 01/15/2036	15,000	14,080
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	206,520
Intel Corp.
3.90%, 03/25/2030	120,000	115,354
4.15%, 08/05/2032	55,000	51,758
5.30%, 05/15/2036	25,000	24,137
6.13%, 05/15/2056	25,000	23,457
Marvell Technology, Inc.
5.30%, 04/15/2036	40,000	38,554
NVIDIA Corp.
3.20%, 09/16/2026	385,000	384,626
4.75%, 06/15/2033	25,000	24,238
4.95%, 06/15/2036	25,000	23,920
5.55%, 06/15/2046	26,000	23,997
5.63%, 06/15/2056	10,000	9,049
		1,006,983
Software — 0.2%
MSCI, Inc.
3.63%, 09/01/2030*	50,000	46,917
Oracle Corp.
3.60%, 04/01/2050	20,000	11,462
Security Description	Shares or Principal Amount	Value

Software (continued)
3.90%, 05/15/2035	$18,000	$14,712
4.45%, 09/26/2030	20,000	18,879
4.80%, 09/26/2032	25,000	23,010
5.35%, 05/04/2033	10,000	9,397
5.38%, 09/27/2054	30,000	21,874
5.70%, 02/04/2036	17,000	15,738
6.55%, 02/04/2046	10,000	8,850
6.70%, 02/04/2056	10,000	8,818
Synopsys, Inc.
4.85%, 04/01/2030	10,000	9,945
5.00%, 04/01/2032	10,000	9,888
5.15%, 04/01/2035	37,000	35,904
5.70%, 04/01/2055	10,000	9,171
		244,565
Telecommunications — 0.7%
AT&T, Inc.
5.13%, 04/30/2036	15,000	14,294
6.20%, 10/30/2056	4,000	3,702
Beacon Point DC LLC
6.13%, 11/30/2042*	15,000	14,393
Motorola Solutions, Inc.
2.30%, 11/15/2030	45,000	40,221
4.85%, 08/15/2030	8,000	7,939
5.40%, 04/15/2034	30,000	29,749
Rogers Communications, Inc.
5.00%, 02/15/2029	70,000	70,080
Sopaipilla Investor LLC
7.53%, 11/30/2048*	20,000	20,730
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	20,000	18,572
T-Mobile USA, Inc.
2.63%, 02/15/2029	300,000	284,137
3.88%, 04/15/2030	30,000	28,812
5.00%, 02/15/2036	30,000	28,429
5.15%, 04/15/2034	10,000	9,783
Verizon Communications, Inc.
2.36%, 03/15/2032	120,000	103,900
5.25%, 04/02/2035	25,000	24,373
6.05%, 05/14/2058	25,000	24,583
		723,697
Transportation — 0.4%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	295,000	204,003
5.55%, 03/15/2056	15,000	13,987
CSX Corp.
3.80%, 03/01/2028	245,000	242,386
		460,376
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
		34,385
Water — 0.0%
Essential Utilities, Inc.
		19,273
Total Corporate Bonds & Notes (cost $11,727,158)		11,152,014

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES — 2.3%
Auto Loan Receivables — 0.8%
Capital One Prime Auto Receivables Trust
Series 2023-1, Class A3 4.87%, 02/15/2028	$23,383	$23,411
Ford Credit Auto Owner Trust
Series 2023-2, Class A 5.28%, 02/15/2036*	238,000	241,174
GM Financial Revolving Receivables Trust
Series 2024-1, Class A 4.98%, 12/11/2036*	74,000	74,601
Hyundai Auto Receivables Trust
Series 2025-B, Class A3 4.36%, 12/17/2029	180,000	179,962
Mercedes-Benz Auto Receivables Trust
Series 2023-1, Class A4 4.31%, 04/16/2029	87,000	87,035
USB Auto Owner Trust
Series 2025-1A, Class A3 4.49%, 06/17/2030*	71,000	71,073
World Omni Auto Receivables Trust
Series 2026-A, Class A3 3.86%, 05/15/2031	33,000	32,541
Series 2025-C, Class A3 4.08%, 11/15/2030	100,000	99,603
		809,400
Home Equity — 0.1%
JPMorgan Mtg. Trust VRS
Series 2025-CES2, Class A1 5.59%, 06/25/2055*(3)	69,952	70,014
Towd Point Mtg. Trust
Series 2024-CES4, Class A1 5.12%, 09/25/2064*(4)	70,943	70,660
		140,674
Other Asset Backed Securities — 1.4%
Balboa Bay Loan Funding, Ltd. FRS
Series 2022-1A, Class AR 4.92%, (TSFR3M+1.19%), 04/20/2037*	250,000	250,315
Barings CLO, Ltd. FRS
Series 2024-3A, Class A 5.13%, (TSFR3M+1.40%), 07/20/2037*	250,000	250,362
Columbia Cent CLO, Ltd. FRS
Series 2024-33A, Class A1R 4.99%, (TSFR3M+1.26%), 04/20/2037*	250,000	250,521
Compass Datacenters Issuer II LLC
Series 2024-2A, Class A1 5.02%, 08/25/2049*	50,000	49,290
Compass Datacenters Issuer III LLC
Series 2026-2A, Class A21 5.72%, 07/25/2056*	43,000	43,196
HalseyPoint CLO 3, Ltd. FRS
Series 2020-3A, Class A1R 5.32%, (TSFR3M+1.48%), 07/30/2037*	250,000	250,428
Madison Park Funding XXX, Ltd. FRS
Series 2018-30A, Class A1R 5.15%, (TSFR3M+1.36%), 07/16/2037*	250,000	250,485
Sagard-Halseypoint CLO 8, Ltd. FRS
Series 2024-8A, Class A1 5.23%, (TSFR3M+1.39%), 01/30/2038*	200,000	200,260
		1,544,857
Total Asset Backed Securities (cost $2,498,255)		2,494,931
Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 4.0%
Commercial and Residential — 3.1%
AOA Trust VRS
Series 2025-1301, Class A 5.06%, 08/11/2042*(3)	$47,000	$46,607
Banc of America Commercial Mtg. Trust VRS
Series 2015-UBS7, Class B 4.29%, 09/15/2048(3)	29,748	29,600
BANK
Series 2019-BN18, Class A2 3.47%, 05/15/2062	22,391	21,722
BANK5
Series 2026-5YR20, Class AS 5.34%, 02/15/2059	15,000	14,906
BANK5 VRS
Series 2026-5YR22, Class XA 0.52%, 06/15/2059(3)(5)	1,530,959	37,352
Series 2025-5YR15, Class XA 1.22%, 07/15/2058(3)(5)	142,797	5,993
Series 2025-5YR17, Class AS 5.63%, 11/15/2058(3)	26,000	26,134
BANK5 Trust VRS
Series 2025-5YR13, Class XA 1.06%, 01/15/2058*(3)(5)	999,031	32,514
Barclays Commercial Mtg. Trust
Series 2019-C3, Class A2 3.44%, 05/15/2052	64,839	63,547
BBCMS Mtg. Trust VRS
Series 2021-C9, Class XA 1.66%, 02/15/2054(3)(5)	1,094,005	60,379
Series 2025-5C37, Class AS 5.38%, 09/15/2058(3)	45,000	44,868
Series 2023-C21, Class A3 6.30%, 09/15/2056(3)	32,000	32,794
Benchmark Mtg. Trust
Series 2020-B17, Class A2 2.21%, 03/15/2053	37,845	35,781
Series 2019-B13, Class A2 2.89%, 08/15/2057	96,130	92,698
Series 2019-B14, Class A2 2.91%, 12/15/2062	26,239	25,588
Series 2026-V21, Class AS 5.51%, 03/15/2059	30,000	29,969
Benchmark Mtg. Trust VRS
Series 2025-V15, Class XA 1.12%, 06/15/2058(3)(5)	659,276	24,658
Series 2025-V18, Class XA 1.26%, 10/15/2058*(3)(5)	999,460	46,075
Series 2025-V17, Class AM 5.42%, 09/15/2058(3)	26,000	25,919
Series 2025-V16, Class AS 5.86%, 08/15/2058(3)	45,000	45,523
BMO Mtg. Trust
Series 2025-5C11, Class AS 5.94%, 07/15/2058	44,000	44,422
BMO Mtg. Trust VRS
Series 2024-5C8, Class AS 5.94%, 12/15/2057(3)	45,000	45,642
BRAVO Residential Funding Trust
Series 2024-NQM5, Class A1 5.80%, 06/25/2064*(4)	100,595	100,902
Series 2024-NQM3, Class A1 6.19%, 03/25/2064*(4)	95,765	96,188

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Cantor Commercial Real Estate Lending
Series 2019-CF3, Class A2 2.94%, 01/15/2053	$12,057	$11,423
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class XA 0.94%, 11/15/2050(3)(5)	1,967,659	18,964
CD Mtg. Trust
Series 2016-CD1, Class A4 2.72%, 08/10/2049	16,719	16,667
CD Mtg. Trust VRS
Series 2017-CD4, Class B 3.95%, 05/10/2050(3)	32,000	30,264
CGMS Commercial Mtg. Trust VRS
Series 2017-B1, Class AS 3.71%, 08/15/2050(3)	21,000	20,629
Chase Home Lending Mtg. Trust FRS
Series 2024-11, Class A11 4.87%, (SOFR30A+1.25%), 11/25/2055*	80,806	81,111
Series 2025-7, Class A11 5.02%, (SOFR30A+1.40%), 05/25/2056*	16,895	16,972
Citigroup Commercial Mtg. Trust
Series 2020-GC46, Class A2 2.71%, 02/15/2053	26,900	25,424
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(3)	76,000	75,542
COLT Mtg. Loan Trust
Series 2024-INV1, Class A1 5.90%, 12/25/2068*(4)	115,955	115,971
Series 2024-2, Class A1 6.13%, 04/25/2069*(4)	48,060	48,148
Series 2024-3, Class A1 6.39%, 06/25/2069*(4)	93,316	93,747
COMM Mtg. Trust VRS
Series 2015-LC19, Class C 4.42%, 02/10/2048(3)	9,254	8,999
Connecticut Avenue Securities Trust FRS
Series 2026-R01, Class 2A1 4.47%, (SOFR30A+0.85%), 01/25/2046*	56,768	56,731
Series 2025-R04, Class 1A1 4.62%, (SOFR30A+1.00%), 05/25/2045*	13,512	13,524
Series 2026-R01, Class 2M1 4.62%, (SOFR30A+1.00%), 01/25/2046*	51,434	51,426
Series 2025-R04, Class 1M1 4.82%, (SOFR30A+1.20%), 05/25/2045*	23,001	23,015
Series 2016-C07, Class 2M2 8.08%, (SOFR30A+4.46%), 05/25/2029	66,734	67,380
CSAIL Commercial Mtg. Trust
Series 2019-C18, Class A2 2.84%, 12/15/2052	32,145	30,445
Series 2017-CX10, Class A3 3.40%, 11/15/2050	8,228	8,204
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk Trust FRS
Series 2019-DNA3, Class B1 6.98%, (SOFR30A+3.36%), 07/25/2049*	80,000	82,371
GS Mtg. Securities Trust
Series 2019-GC42, Class A2 2.93%, 09/10/2052	57,339	54,662
JPMDB Commercial Mtg. Securities Trust
Series 2019-COR6, Class A2 2.95%, 11/13/2052	25,754	25,089
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
JPMorgan Mtg. Trust FRS
Series 2025-1, Class A11 4.87%, (SOFR30A+1.25%), 06/25/2055*	$63,612	$63,550
Series 2025-2, Class A11 4.87%, (SOFR30A+1.25%), 07/25/2055*	119,579	119,876
JPMorgan Mtg. Trust VRS
5.63%, 10/25/2066*(3)	76,367	76,100
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-5C2, Class AS 5.38%, 11/15/2058	18,000	17,861
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2013-C9, Class B 3.71%, 05/15/2046(3)	23,141	22,187
Series 2013-C10, Class B 3.95%, 07/15/2046(3)	29,140	27,693
Morgan Stanley Capital I Trust
Series 2016-BNK2, Class A4 3.05%, 11/15/2049	46,000	45,359
Series 2021-L5, Class B 3.10%, 05/15/2054	51,000	45,274
Morgan Stanley Residential Mtg. Loan Trust FRS
Series 2024-3, Class AF 4.97%, (SOFR30A+1.35%), 07/25/2054*	68,422	68,522
NYC Trust FRS
Series 2024-3ELV, Class A 5.67%, (TSFR1M+1.99%), 08/15/2029*	100,000	100,199
OBX Trust
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(4)	94,151	94,443
Onity Loan Investment Trust VRS
Series 2025-HB1, Class A 3.00%, 06/25/2038*(3)	37,373	36,654
Station Place Securitization Trust FRS
Series 2026-2, Class A 4.54%, (TSFR1M+0.85%), 08/23/2027*	108,000	107,985
Series 2025-3, Class A 4.59%, (TSFR1M+0.90%), 09/23/2026*	100,000	100,003
Series 2025-7, Class A 4.59%, (TSFR1M+0.90%), 11/24/2026*	110,000	110,037
SWCH Commercial Mtg. Trust FRS
Series 2025-DATA, Class A 5.12%, (TSFR1M+1.44%), 02/15/2042*	100,000	99,253
UBS Commercial Mtg. Trust
Series 2019-C18, Class A2 2.99%, 12/15/2052	83,471	82,536
Wells Fargo Commercial Mtg. Trust
Series 2016-LC24, Class AS 3.37%, 10/15/2049	66,000	65,741
Series 2019-C50, Class B 4.19%, 05/15/2052	35,000	32,855
Series 2026-5C8, Class AS 5.25%, 03/15/2059	46,000	45,419
Wells Fargo Commercial Mtg. Trust VRS
Series 2025-5C4, Class XA 1.12%, 05/15/2058(3)(5)	1,568,759	57,456
		3,425,492
U.S. Government Agency — 0.9%
Federal Home Loan Mtg. Corp. REMIC FRS
4.62%, (SOFR30A+1.00%), 02/25/2055	43,953	44,149
4.72%, (SOFR30A+1.10%), 06/25/2054	51,651	52,040
4.82%, (SOFR30A+1.20%), 03/25/2054	74,776	75,342

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5510, Class FK 4.72%, (SOFR30A+1.10%), 02/25/2055	$78,570	$79,150
Series 5517, Class FH 4.77%, (SOFR30A+1.15%), 03/25/2055	74,140	74,529
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-DNA2, Class M1 4.82%, (SOFR30A+1.20%), 05/25/2045*	33,612	33,612
Series 2024-DNA2, Class A1 4.87%, (SOFR30A+1.25%), 05/25/2044*	121,403	121,915
Series 2024-HQA2, Class A1 4.87%, (SOFR30A+1.25%), 08/25/2044*	113,950	114,342
Federal National Mtg. Assoc. REMIC FRS
Series 2024-95, Class FD 4.62%, (SOFR30A+1.00%), 12/25/2054	78,094	78,436
Series 2024-39, Class DF 4.72%, (SOFR30A+1.10%), 06/25/2054	96,916	97,652
Series 2025-55, Class FG 4.72%, (SOFR30A+1.10%), 07/25/2055	120,146	121,076
Series 2024-22, Class FG 4.82%, (SOFR30A+1.20%), 05/25/2054	93,996	94,985
Government National Mtg. Assoc. FRS
Series 2019-H13, Class FT 4.25%, (H15T1Y+0.45%), 08/20/2069	8,571	8,571
		995,799
Total Collateralized Mortgage Obligations (cost $4,440,930)		4,421,291
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.5%
U.S. Government — 9.3%
United States Treasury Bonds
4.63%, 11/15/2045 to 11/15/2055	2,300,000	2,100,569
5.00%, 05/15/2046 to 05/15/2056	1,350,000	1,303,070
United States Treasury Notes
1.38%, 10/31/2028	150,000	140,684
3.88%, 05/15/2029	420,000	415,012
4.00%, 01/31/2033	2,220,000	2,153,227
4.13%, 06/15/2029 to 06/30/2031	3,290,000	3,270,254
4.25%, 05/31/2033	620,000	608,956
4.38%, 05/15/2036	270,000	262,913
		10,254,685
U.S. Government Agency — 7.2%
Federal Home Loan Mtg. Corp.
2.00%, 09/01/2040 to 03/01/2041	107,153	92,284
2.50%, 08/01/2037	47,078	43,572
4.50%, 07/01/2053	77,434	73,660
5.00%, 04/01/2053	73,868	72,242
6.00%, 10/01/2055	214,191	216,738
Federal National Mtg. Assoc.
1.50%, 08/01/2037	48,507	42,853
2.00%, 04/01/2037 to 09/01/2050	1,252,086	1,003,612
2.50%, 03/01/2042 to 06/01/2051	330,294	279,386
3.00%, 05/01/2042 to 06/01/2052	483,662	418,340
3.50%, 08/01/2052	312,810	278,465
4.50%, 05/01/2055	205,458	193,117
5.50%, 01/01/2053	41,542	41,433
6.50%, 10/01/2055	83,738	86,329
Government National Mtg. Assoc.
2.00%, August 30 TBA	300,000	240,141
2.50%, August 30 TBA	530,000	442,296
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
3.50%, August 30 TBA	$160,000	$140,034
4.00%, August 30 TBA	110,000	99,497
4.50%, August 30 TBA	180,000	168,686
5.00%, August 30 TBA	200,000	193,494
5.50%, August 30 TBA	480,000	476,825
6.00%, August 30 TBA	230,000	233,751
Uniform Mtg. Backed Securities
1.50%, 08/18/2041	100,000	88,229
2.00%, August 15 TBA	180,000	162,608
2.00%, August 30 TBA	230,000	179,113
2.50%, August 30 TBA	500,000	407,573
3.00%, August 30 TBA	200,000	170,477
3.50%, August 30 TBA	50,000	44,350
4.00%, August 30 TBA	330,000	301,223
5.00%, August 15 TBA	100,000	99,507
5.50%, August 30 TBA	200,000	197,921
6.00%, August 30 TBA	840,000	849,250
6.50%, August 30 TBA	500,000	515,449
		7,852,455
Total U.S. Government & Agency Obligations (cost $18,372,029)		18,107,140
MUNICIPAL SECURITIES — 0.0%
County of Fresno CA Revenue Bonds
Zero Coupon, 08/15/2032	20,000	14,814
State of California General Obligation Bonds
4.35%, 11/01/2032	45,000	43,856
Total Municipal Securities (cost $60,425)		58,670
UNAFFILIATED INVESTMENT COMPANIES — 5.3%
iShares Core High Dividend ETF	34,560	992,909
iShares Core S&P 500 ETF	4,519	3,390,696
iShares MSCI USA Momentum Factor ETF	2,370	710,028
iShares Russell 1000 Value ETF	680	171,238
Vanguard Growth ETF	6,814	580,553
Total Unaffiliated Investment Companies (cost $4,785,054)		5,845,424
RIGHTS — 0.0%
Biotechnology — 0.0%
Spyre Therapeutics, Inc. CVR†(1)	1,300	379
Surface Oncology CVR†(1)	2,413	269
		648
Pharmaceuticals — 0.0%
Aduro Biotech Holding, Inc. CVR†(1)	460	117
Avadel Pharmaceuticals PLC CVR†(1)	720	461
Blueprint Medic CVR†(1)	181	83
		661
Total Rights (cost $955)		1,309
Total Long-Term Investment Securities (cost $92,116,561)		112,557,601
SHORT-TERM INVESTMENTS — 2.0%
U.S. Government Agency — 0.2%
Federal Home Loan Bank Disc. Notes
3.60%, 08/07/2026	195,000	194,864

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Unaffiliated Investment Companies — 1.8%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(6)	2,039,666	$2,039,666
Total Short-Term Investments (cost $2,234,549)		2,234,530
TOTAL INVESTMENTS (cost $94,351,110)(7)	104.3%	114,792,131
Other assets less liabilities	(4.3)	(4,748,382)
NET ASSETS	100.0%	$110,043,749
FORWARD SALES CONTRACTS — (0.1)%
U.S. Government Agencies — (0.1)%
Uniform Mtg. Backed Securities — (0.1%)
5.00%, August 30 TBA (proceeds $(118,200))	$(120,000)	(115,796)

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Franklin Tactical Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $6,059,959 representing 5.5% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
AMN Healthcare Services, Inc.	03/19/26	1,457	$26,653	$48,999	$33.63	0.1%
Flowers Foods, Inc.	10/19/21, 07/25/22, 08/03/22, 08/03/23, 06/04/25	2,255	54,661	15,830	7.02	0.0
Porch Group, Inc.	09/24/25	1,319	23,585	19,060	14.45	0.0
RealReal, Inc.	12/16/25, 02/18/26	965	13,594	11,667	12.09	0.0
				$95,556		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(4)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2026.
(5)	Interest Only
(6)	The rate shown is the 7-day yield as of July 31, 2026.
(7)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
CLO—Collateralized Loan Obligation
CVR—Contingent Value Rights
ETF—Exchange Traded Fund
FRS—Floating Rate Security
H15T1Y—US Treasury Yield Curve Rate Note Constant Maturity 1 Year
NASDAQ—National Association of Securities Dealers Automated Quotations
REMIC—Real Estate Mortgage Investment Conduit
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
34	Short	U.S. Treasury 10 Year Notes	September 2026	$3,731,852	$3,672,000	$59,852

						Unrealized (Depreciation)
10	Long	S&P 500 E-Mini Index	September 2026	$3,793,127	$3,759,625	$(33,502)
		Net Unrealized Appreciation (Depreciation)				$26,350

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$1,381,466	$530,125	$—	$1,911,591
Agriculture	168,437	12,222	—	180,659
Airlines	143,056	69,737	—	212,793
Apparel	29,082	214,071	—	243,153
Auto Manufacturers	532,024	277,034	—	809,058
Auto Parts & Equipment	52,018	22,247	—	74,265
Banks	3,103,861	2,699,817	—	5,803,678
Beverages	624,002	121,428	—	745,430
Biotechnology	1,272,441	89,874	—	1,362,315
Building Materials	290,940	359,202	—	650,142
Chemicals	1,290,452	181,075	—	1,471,527
Commercial Services	665,653	206,159	—	871,812
Computers	3,525,354	123,821	—	3,649,175
Cosmetics/Personal Care	681,056	286,511	—	967,567
Distribution/Wholesale	533,839	175,668	—	709,507
Diversified Financial Services	2,192,207	48,332	—	2,240,539
Electric	795,041	465,975	—	1,261,016
Electrical Components & Equipment	729,666	220,831	—	950,497
Electronics	306,765	255,548	—	562,313
Energy-Alternate Sources	39,037	67,123	—	106,160
Engineering & Construction	131,224	362,818	—	494,042
Entertainment	81,540	112,754	—	194,294
Food	626,801	645,261	—	1,272,062
Food Service	—	44,446	—	44,446
Gas	84,126	101,186	—	185,312
Hand/Machine Tools	16,417	119,100	—	135,517
Health Care-Products	1,733,069	49,272	—	1,782,341
Home Builders	155,701	17,556	—	173,257
Home Furnishings	27,487	239,674	—	267,161
Insurance	1,786,142	963,535	—	2,749,677
Internet	7,602,518	48,621	—	7,651,139
Investment Companies	53,696	208,156	—	261,852
Iron/Steel	82,891	54,373	0	137,264
Lodging	14,325	71,780	—	86,105
Machinery-Construction & Mining	240,273	161,131	—	401,404
Machinery-Diversified	216,784	251,183	—	467,967
Mining	409,420	409,769	—	819,189
Miscellaneous Manufacturing	179,758	168,536	—	348,294
Oil & Gas	2,128,666	531,591	—	2,660,257
Pharmaceuticals	2,330,751	1,767,748	—	4,098,499
Private Equity	123,534	178,719	—	302,253
Real Estate	21,957	94,503	—	116,460
Retail	2,246,069	745,300	—	2,991,369
Semiconductors	8,014,953	1,324,293	—	9,339,246
Shipbuilding	—	64,576	—	64,576

SunAmerica Series Trust SA Franklin Tactical Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Software	$2,690,425	$310,040	$—	$3,000,465
Telecommunications	1,589,403	702,278	—	2,291,681
Toys/Games/Hobbies	6,576	73,967	—	80,543
Transportation	652,443	318,629	—	971,072
Water	16,994	34,377	—	51,371
Other Industries	2,254,510	—	—	2,254,510
Corporate Bonds & Notes	—	11,152,014	—	11,152,014
Asset Backed Securities	—	2,494,931	—	2,494,931
Collateralized Mortgage Obligations	—	4,421,291	—	4,421,291
U.S. Government & Agency Obligations	—	18,107,140	—	18,107,140
Municipal Securities	—	58,670	—	58,670
Unaffiliated Investment Companies	5,845,424	—	—	5,845,424
Rights	—	—	1,309	1,309
Short-Term Investments:
U.S. Government Agency	—	194,864	—	194,864
Other Short-Term Investments	2,039,666	—	—	2,039,666
Total Investments at Value	$61,759,940	$53,030,882	$1,309	$114,792,131
Other Financial Instruments:†
Futures Contracts	$59,852	$—	$—	$59,852
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$115,796	$—	$115,796
Other Financial Instruments:†
Futures Contracts	$33,502	$—	$—	$33,502

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Fixed Income Investment Companies — 37.5%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	2,111,213	$20,119,853
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	2,184,663	22,349,105
Total Domestic Fixed Income Investment Companies (cost $43,329,684)		42,468,958
Domestic Equity Investment Companies — 33.2%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	652,874	29,137,747
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	338,499	5,893,275
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	153,988	2,533,101
Total Domestic Equity Investment Companies (cost $30,595,486)		37,564,123
International Equity Investment Companies — 29.4%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	150,140	3,346,619
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies (continued)
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,632,535	$29,973,352
Total International Equity Investment Companies (cost $23,919,356)		33,319,971
TOTAL INVESTMENTS (cost $97,844,526)(2)	100.1%	113,353,052
Other assets less liabilities	(0.1)	(57,556)
NET ASSETS	100.0%	$113,295,496

#
The SunAmerica Series Trust SA Global Index Allocation 60/40 Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,
https://venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$113,353,052	$—	$—	$113,353,052

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.1%
Domestic Equity Investment Companies — 41.3%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	771,506	$34,432,303
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	391,438	6,814,940
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	288,469	4,745,303
Total Domestic Equity Investment Companies (cost $36,991,214)		45,992,546
International Equity Investment Companies — 36.2%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	245,974	5,482,752
SunAmerica Series Trust SA International Index Portfolio, Class 1	1,892,034	34,737,753
Total International Equity Investment Companies (cost $28,753,114)		40,220,505
Domestic Fixed Income Investment Companies — 22.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,224,633	11,670,754
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,319,224	$13,495,661
Total Domestic Fixed Income Investment Companies (cost $25,499,141)		25,166,415
TOTAL INVESTMENTS (cost $91,243,469)(2)	100.1%	111,379,466
Other assets less liabilities	(0.1)	(60,058)
NET ASSETS	100.0%	$111,319,408

#
The SunAmerica Series Trust SA Global Index Allocation 75/25 Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,
https://venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$111,379,466	$—	$—	$111,379,466

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 48.0%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	3,566,681	$159,180,962
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,139,007	37,240,116
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,479,121	24,331,542
Total Domestic Equity Investment Companies (cost $177,439,457)		220,752,620
International Equity Investment Companies — 43.9%
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,015,488	22,635,230
SunAmerica Series Trust SA International Index Portfolio, Class 1	9,740,186	178,829,816
Total International Equity Investment Companies (cost $145,154,696)		201,465,046
Domestic Fixed Income Investment Companies — 8.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	1,882,988	17,944,879
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	1,888,369	$19,318,011
Total Domestic Fixed Income Investment Companies (cost $37,510,566)		37,262,890
TOTAL INVESTMENTS (cost $360,104,719)(2)	100.0%	459,480,556
Other assets less liabilities	(0.0)	(169,130)
NET ASSETS	100.0%	$459,311,426

#
The SunAmerica Series Trust SA Global Index Allocation 90/10 Portfolio invests in
Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica
Series Trust. Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website,
https://venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$459,480,556	$—	$—	$459,480,556

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 70.4%
Advertising — 0.0%
Trade Desk, Inc., Class A†	1,395	$25,166
Aerospace/Defense — 2.1%
Astronics Corp.†	467	32,452
Boeing Co.†	619	133,791
Howmet Aerospace, Inc.	415	117,138
Mercury Systems, Inc.†	679	65,931
Moog, Inc., Class A	189	73,681
RTX Corp.	576	123,967
Safran SA	745	291,743
Thales SA	923	262,009
		1,100,712
Agriculture — 0.6%
Imperial Brands PLC	7,897	299,741
Airlines — 1.1%
Deutsche Lufthansa AG	29,566	308,683
Norwegian Air Shuttle ASA	57,870	79,640
United Airlines Holdings, Inc.†	1,512	183,451
		571,774
Apparel — 0.3%
Birkenstock Holding PLC†	510	19,747
NIKE, Inc., Class B	2,497	104,150
Steven Madden, Ltd.	569	26,220
		150,117
Auto Manufacturers — 0.9%
PACCAR, Inc.	665	88,232
Tesla, Inc.†	1,176	365,983
		454,215
Auto Parts & Equipment — 0.4%
Gentex Corp.	1,060	24,762
Sumitomo Electric Industries, Ltd.	14,000	203,000
		227,762
Banks — 5.8%
Banco Bilbao Vizcaya Argentaria SA	852	23,853
Bank of America Corp.	3,237	200,532
Barclays PLC	4,152	28,582
BNP Paribas SA	330	41,836
Chugin Financial Group, Inc.	1,200	24,945
Danske Bank A/S	2,026	116,608
Deutsche Bank AG	12,752	468,728
First Bank of Toyama, Ltd.	1,600	29,354
First Financial Bankshares, Inc.	1,043	36,651
Fukuoka Financial Group, Inc.	200	9,204
Glacier Bancorp, Inc.	271	13,358
ING Groep NV	146	5,105
International Bancshares Corp.	671	51,358
JPMorgan Chase & Co.	1,961	689,860
KBC Ancora	87	8,902
Lion Finance Group PLC	496	77,797
Lloyds Banking Group PLC	19,140	29,657
NatWest Group PLC	28,299	268,202
Nordea Bank Abp	6,141	124,029
PNC Financial Services Group, Inc.	1,192	297,845
Prosperity Bancshares, Inc.	191	14,300
ServisFirst Bancshares, Inc.	1,395	124,853
Standard Chartered PLC	7,240	214,004
UBS Group AG	952	50,192
Security Description	Shares or Principal Amount	Value

Banks (continued)
UniCredit SpA	1,532	$144,724
Yamaguchi Financial Group, Inc.	1,400	25,942
		3,120,421
Beverages — 1.4%
Coca-Cola Co.	5,612	491,555
National Beverage Corp.	179	5,664
PepsiCo., Inc.	1,717	239,624
		736,843
Biotechnology — 0.8%
AnaptysBio, Inc.†	288	15,368
Aurinia Pharmaceuticals, Inc.†	2,293	34,120
Denali Therapeutics, Inc.†	3,024	69,612
Gilead Sciences, Inc.	366	47,657
PureTech Health PLC†	8,348	13,405
Vertex Pharmaceuticals, Inc.†	539	257,157
		437,319
Chemicals — 0.8%
Air Liquide SA	993	195,560
BASF SE	1,790	104,063
Linde PLC	196	93,763
Mitsubishi Chemical Group Corp.	2,800	20,604
Tosoh Corp.	1,300	21,839
		435,829
Commercial Services — 0.2%
Block, Inc.†	1,505	122,266
Computers — 5.4%
Apple, Inc.	6,290	1,943,044
Fortinet, Inc.†	933	151,099
Fujitsu, Ltd.	10,600	245,460
Gartner, Inc.†	965	145,734
NEC Corp.	1,900	56,701
Seagate Technology Holdings PLC	351	300,502
SRA Holdings	500	14,592
Western Digital Corp.	106	57,753
		2,914,885
Diversified Financial Services — 3.9%
American Express Co.	72	24,210
Ameriprise Financial, Inc.	98	53,492
AMP, Ltd.	13,614	20,613
Andersen Group, Inc., Class A†	990	46,857
Blackrock, Inc.	52	56,700
Capital One Financial Corp.	211	44,101
Cboe Global Markets, Inc.	43	13,340
CME Group, Inc.	1,574	421,502
Credit Saison Co., Ltd.	1,500	42,757
Daiwa Securities Group, Inc.	14,000	157,525
GCM Grosvenor, Inc., Class A	1,338	16,698
Mastercard, Inc., Class A	1,042	597,170
OneMain Holdings, Inc.	2,937	183,798
ORIX Corp.	4,000	161,107
SoFi Technologies, Inc.†	9,596	156,511
Synchrony Financial	1,348	102,165
		2,098,546
Electric — 0.8%
AES Corp.	3,538	51,938
Enel SpA	449	5,073
Friedrich Vorwerk Group SE	1,067	80,844
National Grid PLC	10,725	171,609

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electric (continued)
RWE AG	454	$29,939
Talen Energy Corp.†	131	43,767
Vistra Corp.	275	40,752
		423,922
Electrical Components & Equipment — 1.7%
ABB, Ltd.	3,747	369,681
American Superconductor Corp.†	832	24,436
AMETEK, Inc.	796	192,401
Brother Industries, Ltd.	600	14,983
Energizer Holdings, Inc.	1,046	21,935
Hirakawa Hewtech Corp.	6,615	130,402
Legrand SA	569	85,884
Nexans SA	204	31,077
Powell Industries, Inc.	208	43,405
Volex PLC	2,522	17,398
		931,602
Electronics — 1.8%
Assa Abloy AB, Class B	281	10,418
Benchmark Electronics, Inc.	174	13,880
Brady Corp., Class A	252	23,756
DiscoverIE Group PLC	1,870	19,554
Emerson Electric Co.	302	45,246
Knowles Corp.†	7,377	269,924
Kyocera Corp.	6,700	152,983
Murata Manufacturing Co., Ltd.	1,400	65,313
Suzuki Co., Ltd.	1,200	22,316
TDK Corp.	12,500	245,284
TTM Technologies, Inc.†	403	46,522
Vicor Corp.†	163	33,801
Yamaichi Electronics Co., Ltd.	500	26,131
		975,128
Energy-Alternate Sources — 0.0%
Green Plains, Inc.†	823	13,868
Sunrun, Inc.†	756	7,416
		21,284
Engineering & Construction — 0.5%
Comfort Systems USA, Inc.	22	38,053
Construction Partners, Inc., Class A†	1,241	128,257
Everus Construction Group, Inc.†	155	19,442
Galliford Try Holdings PLC	5,325	42,388
Matsui Construction Co., Ltd.	800	7,346
Monadelphous Group, Ltd.	1,884	38,525
		274,011
Entertainment — 0.5%
Warner Music Group Corp., Class A	10,745	278,940
Environmental Control — 0.4%
Clean Harbors, Inc.†	744	232,783
Deme Group NV	29	5,532
		238,315
Food — 1.3%
Danone SA	2,152	167,638
Koninklijke Ahold Delhaize NV	1,999	78,896
Nestle SA	240	23,970
Sysco Corp.	2,626	223,840
Tyson Foods, Inc., Class A	1,773	102,763
Security Description	Shares or Principal Amount	Value

Food (continued)
WH Group, Ltd.*	79,500	$85,739
Woolworths Group, Ltd.	491	13,748
		696,594
Food Service — 0.1%
Aramark	504	28,713
Compass Group PLC	215	6,826
		35,539
Gas — 0.2%
Atmos Energy Corp.	611	105,569
Hand/Machine Tools — 0.1%
Fuji Electric Co., Ltd.	300	26,301
Health Care-Products — 1.5%
Adaptive Biotechnologies Corp.†	1,662	37,511
Align Technology, Inc.†	661	111,815
AtriCure, Inc.†	475	17,936
Axogen, Inc.†	511	21,569
Boston Scientific Corp.†	4,843	226,314
EssilorLuxottica SA	1,506	286,277
Globus Medical, Inc., Class A†	329	25,922
Guardant Health, Inc.†	68	11,015
Medtronic PLC	526	44,915
PHC Holdings Corp.	1,800	12,431
Tempus AI, Inc., Class A†	703	30,841
		826,546
Health Care-Services — 1.6%
Alignment Healthcare, Inc.†	1,642	24,384
Elevance Health, Inc.	13	4,886
Fresenius SE & Co. KGaA	1,397	71,771
HCA Healthcare, Inc.	624	251,216
IQVIA Holdings, Inc.†	510	119,860
Lonza Group AG	418	290,648
UnitedHealth Group, Inc.	186	77,078
		839,843
Home Furnishings — 1.0%
Sony Group Corp.	22,300	522,291
Household Products/Wares — 0.1%
Reckitt Benckiser Group PLC	645	45,529
Insurance — 2.5%
Accelerant Holdings, Class A†	2,386	28,346
AIA Group, Ltd.	19,400	196,461
Allianz SE	224	111,804
AXA SA	1,488	77,193
B2 Impact ASA	11,599	29,697
Beazley PLC	934	16,245
Berkshire Hathaway, Inc., Class B†	691	353,474
Dai-ichi Life Group, Inc.	7,700	92,304
Lancashire Holdings, Ltd.	1,697	13,776
Lemonade, Inc.†	1,372	66,281
MetLife, Inc.	170	16,342
Sompo Holdings, Inc.	2,500	111,192
Zurich Insurance Group AG	269	204,960
		1,318,075
Internet — 4.4%
Airbnb, Inc., Class A†	161	24,395
Alphabet, Inc., Class A	1,622	577,643
Alphabet, Inc., Class C	806	287,460
Amazon.com, Inc.†	2,577	699,862

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
AO World PLC	20,032	$26,407
AppLovin Corp., Class A†	270	106,893
Expedia Group, Inc.	388	114,359
LY Corp.	9,300	26,137
Lyft, Inc., Class A†	581	9,215
Meta Platforms, Inc., Class A	572	318,438
Netflix, Inc.†	392	28,110
Reddit, Inc., Class A†	650	91,435
Roku, Inc.†	182	26,392
		2,336,746
Investment Companies — 0.3%
Investor AB, Class A	3,306	140,471
Terawulf, Inc.†	890	15,717
		156,188
Iron/Steel — 0.1%
Fortescue, Ltd.	3,854	50,289
Leisure Time — 0.1%
Viking Holdings, Ltd.†	364	37,983
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	47	15,063
InterContinental Hotels Group PLC	1,122	181,391
Marcus Corp.	2,110	61,401
		257,855
Machinery-Construction & Mining — 0.0%
Vertiv Holdings Co., Class A	94	22,708
Machinery-Diversified — 0.3%
Atlas Copco AB, Class A	2,517	53,274
FANUC Corp.	700	27,973
GEA Group AG	476	33,837
Kadant, Inc.	187	57,503
		172,587
Media — 0.1%
Comcast Corp., Class A	1,211	29,015
Space Exploration Technologies Corp., Class A†	61	6,611
		35,626
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	178	11,821
Shinsho Corp.	2,000	32,208
		44,029
Mining — 0.7%
Anglogold Ashanti PLC	683	54,175
BHP Group, Ltd.	2,847	119,928
Boliden AB	86	4,321
Coeur Mining, Inc.	3,129	46,653
Constellium SE†	1,187	32,975
Endeavour Mining PLC	308	14,675
Hecla Mining Co.	2,058	29,059
Hycroft Mining Holding Corp., Class A†	471	9,199
Newmont Corp.	356	33,361
Rio Tinto PLC ADR	178	17,239
		361,585
Miscellaneous Manufactur — 0.0%
Rion Co, Ltd.	700	14,455
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 1.5%
Byrna Technologies, Inc.†	8,883	$40,418
Illinois Tool Works, Inc.	1,544	443,051
Siemens AG	888	289,477
Smiths Group PLC	383	13,663
		786,609
Multi-National — 0.0%
Bladex, Inc.	291	17,038
Oil & Gas — 1.8%
BP PLC ADR	2,975	134,530
ConocoPhillips	682	82,167
Cosmo Energy Holdings Co., Ltd.	600	15,029
Crescent Energy Co., Class A	4,523	51,879
Deep Value Driller AS	17,862	39,029
Delek US Holdings, Inc.	998	67,734
ENEOS Holdings, Inc.	31,800	265,624
ExxonMobil Holdings Corp.	1,061	164,922
Neste Oyj	2,349	83,510
Occidental Petroleum Corp.	119	6,791
TotalEnergies SE	729	64,751
		975,966
Oil & Gas Services — 0.2%
Baker Hughes Co.	415	25,103
Halliburton Co.	1,827	58,921
National Energy Services Reunited Corp.†	821	22,134
Viridien†	139	15,003
		121,161
Pharmaceuticals — 3.7%
AbbVie, Inc.	610	153,073
Amneal Pharmaceuticals, Inc.†	2,755	50,472
Ascendis Pharma A/S†	88	21,464
AstraZeneca PLC	439	74,472
Bristol-Myers Squibb Co.	727	47,480
Chugai Pharmaceutical Co., Ltd.	900	39,068
CVS Health Corp.	4,414	460,954
Eli Lilly & Co.	283	325,122
Fuji Pharma Co., Ltd.	1,000	11,677
GSK PLC ADR	207	10,700
Johnson & Johnson	1,120	287,112
Roche Holding AG	188	82,200
Sanofi SA	4,893	420,940
		1,984,734
Pipelines — 0.5%
Channel Infrastructure NZ, Ltd.	24,170	48,575
Kinder Morgan, Inc.	6,072	195,397
		243,972
Private Equity — 0.2%
Partners Group Holding AG	146	121,414
Real Estate — 0.0%
Swire Pacific, Ltd., Class B	12,500	23,900
REITS — 0.9%
Healthpeak Properties, Inc.	731	15,958
Host Hotels & Resorts, Inc.	1,121	28,171
Park Hotels & Resorts, Inc.	3,567	53,719
Pebblebrook Hotel Trust	3,563	68,053
Phillips Edison & Co., Inc.	374	15,891

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Sunstone Hotel Investors, Inc.	3,001	$35,322
Welltower, Inc.	1,038	243,349
		460,463
Retail — 3.6%
Burlington Stores, Inc.†	219	80,697
Casey's General Stores, Inc.	147	128,037
Cheesecake Factory, Inc.	236	23,935
Chipotle Mexican Grill, Inc.†	909	33,833
Cie Financiere Richemont SA, Class A	352	83,165
Costco Wholesale Corp.	178	169,436
Darden Restaurants, Inc.	200	40,716
Food & Life Cos., Ltd.	500	17,494
Industria de Diseno Textil SA	2,082	136,468
Isetan Mitsukoshi Holdings, Ltd.	2,900	65,151
O'Reilly Automotive, Inc.†	715	63,885
Starbucks Corp.	1,671	175,873
Takashimaya Co., Ltd.	2,800	39,998
TJX Cos., Inc.	2,782	437,720
Walmart, Inc.	1,336	148,563
Wesfarmers, Ltd.	4,614	289,520
Wingstop, Inc.	126	16,316
		1,950,807
Semiconductors — 7.8%
Advanced Micro Devices, Inc.†	429	204,268
ASML Holding NV	252	412,079
AXT, Inc.†	336	20,305
BE Semiconductor Industries NV	77	17,872
Broadcom, Inc.	2,076	808,145
Credo Technology Group Holding, Ltd.†	76	15,731
Intel Corp.†	1,055	95,161
Kioxia Holdings Corp.†	100	27,850
Micron Technology, Inc.	461	379,417
NVIDIA Corp.	7,889	1,583,717
Renesas Electronics Corp.	2,800	56,549
Silicon Laboratories, Inc.†	19	4,133
SiTime Corp.†	122	65,294
Texas Instruments, Inc.	1,611	444,217
Tokyo Electron, Ltd.	100	33,759
Ultra Clean Holdings, Inc.†	243	20,244
		4,188,741
Software — 2.8%
Cloudflare, Inc., Class A†	106	29,572
Elastic NV†	1,120	73,685
Hinge Health, Inc., Class A†	607	45,349
Intuit, Inc.	702	221,881
Microsoft Corp.	1,706	792,812
Oracle Corp.	1,166	151,428
Palantir Technologies, Inc., Class A†	261	32,119
SAP SE	312	56,645
Zeta Global Holdings Corp., Class A†	4,986	107,698
		1,511,189
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.8%
Codan, Ltd.	2,227	$62,186
Corning, Inc.	323	44,655
Deutsche Telekom AG	9,202	284,096
NTT, Inc.	99,500	95,330
Telefonaktiebolaget LM Ericsson, Class B	19,914	198,618
T-Mobile US, Inc.	1,552	268,046
		952,931
Transportation — 1.1%
Costamare, Inc.	377	5,874
Deutsche Post AG	2,125	141,471
Frontline PLC	1,248	49,489
Kirby Corp.†	1,471	192,907
Saia, Inc.†	36	12,515
Solstad Maritime ASA	10,699	31,842
XPO, Inc.†	745	149,722
		583,820
Water — 0.1%
Artesian Resources Corp., Class A	1,110	38,128
Total Common Stocks (cost $33,697,811)		37,706,009
UNAFFILIATED INVESTMENT COMPANIES — 2.0%
iShares Global Infrastructure ETF	8,008	535,015
Vanguard Real Estate ETF	5,653	559,364
Total Unaffiliated Investment Companies (cost $850,352)		1,094,379
Total Long-Term Investment Securities (cost $34,548,163)		38,800,388
SHORT-TERM INVESTMENTS — 26.4%
Unaffiliated Investment Companies — 26.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $14,113,500)	14,113,500	14,113,500
TOTAL INVESTMENTS (cost $48,661,663)(2)	98.8%	52,913,888
Other assets less liabilities	1.2	661,458
NET ASSETS	100.0%	$53,575,346

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Goldman Sachs Multi-Asset Insights Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $85,739 representing 0.2% of net assets.

(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 46	0.5272%	6,500,000	USD	6,500,000	1.000%	Quarterly	Jun 2031	$108,991	$25,431	$134,422

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues or sovereign issues of an emerging market country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
1	Long	Euro STOXX 50 Index	September 2026	$72,449	$73,490	$1,041

						Unrealized (Depreciation)
8	Long	MSCI Emerging Markets Index	September 2026	$714,616	$656,919	$(57,697)
142	Long	U.S. Treasury 10 Year Notes	September 2026	15,478,581	15,336,000	(142,581)
						$(200,278)
		Net Unrealized Appreciation (Depreciation)				$(199,237)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$546,960	$553,752	$—	$1,100,712
Agriculture	—	299,741	—	299,741
Airlines	183,451	388,323	—	571,774
Auto Parts & Equipment	24,762	203,000	—	227,762
Banks	1,428,757	1,691,664	—	3,120,421
Biotechnology	423,914	13,405	—	437,319
Chemicals	93,763	342,066	—	435,829
Computers	2,598,132	316,753	—	2,914,885
Diversified Financial Services	1,716,544	382,002	—	2,098,546
Electric	136,457	287,465	—	423,922
Electrical Components & Equipment	282,177	649,425	—	931,602
Electronics	433,129	541,999	—	975,128
Engineering & Construction	185,752	88,259	—	274,011
Environmental Control	232,783	5,532	—	238,315
Food	326,603	369,991	—	696,594
Food Service	28,713	6,826	—	35,539
Hand/Machine Tools	—	26,301	—	26,301
Health Care-Products	527,838	298,708	—	826,546
Health Care-Services	477,424	362,419	—	839,843
Home Furnishings	—	522,291	—	522,291
Household Products/Wares	—	45,529	—	45,529

SunAmerica Series Trust SA Goldman Sachs Multi-Asset Insights Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Insurance	$464,443	$853,632	$—	$1,318,075
Internet	2,284,202	52,544	—	2,336,746
Investment Companies	15,717	140,471	—	156,188
Iron/Steel	—	50,289	—	50,289
Lodging	76,464	181,391	—	257,855
Machinery-Diversified	57,503	115,084	—	172,587
Metal Fabricate/Hardware	11,821	32,208	—	44,029
Mining	222,661	138,924	—	361,585
Miscellaneous Manufactur	—	14,455	—	14,455
Miscellaneous Manufacturing	483,469	303,140	—	786,609
Oil & Gas	508,023	467,943	—	975,966
Oil & Gas Services	106,158	15,003	—	121,161
Pharmaceuticals	1,430,849	553,885	—	1,984,734
Pipelines	195,397	48,575	—	243,972
Private Equity	—	121,414	—	121,414
Real Estate	—	23,900	—	23,900
Retail	1,319,011	631,796	—	1,950,807
Semiconductors	3,640,632	548,109	—	4,188,741
Software	1,454,544	56,645	—	1,511,189
Telecommunications	312,701	640,230	—	952,931
Transportation	361,018	222,802	—	583,820
Other Industries	2,506,346	—	—	2,506,346
Unaffiliated Investment Companies	1,094,379	—	—	1,094,379
Short-Term Investments	14,113,500	—	—	14,113,500
Total Investments at Value	$40,305,997	$12,607,891	$—	$52,913,888
Other Financial Instruments:†
Swaps	$—	$25,431	$—	$25,431
Futures Contracts	1,041	—	—	1,041
Total Other Financial Instruments	$1,041	$25,431	$—	$26,472
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$200,278	$—	$—	$200,278

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 60/40 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 52.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	2,653,175	$118,411,214
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	837,828	14,586,589
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	908,718	14,948,404
Total Domestic Equity Investment Companies (cost $113,839,979)		147,946,207
Domestic Fixed Income Investment Companies — 37.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	5,249,830	50,030,884
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	5,430,542	55,554,445
Total Domestic Fixed Income Investment Companies (cost $108,600,183)		105,585,329
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 9.8%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $19,421,657)	1,505,776	$27,646,044
TOTAL INVESTMENTS (cost $241,861,819)(2)	100.0%	281,177,580
Other assets less liabilities	(0.0)	(116,611)
NET ASSETS	100.0%	$281,060,969

#
The SunAmerica Series Trust SA Index Allocation 60/40 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$281,177,580	$—	$—	$281,177,580

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 80/20 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 67.6%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	6,183,943	$275,989,359
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,098,509	53,945,050
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,692,058	27,834,356
Total Domestic Equity Investment Companies (cost $265,814,626)		357,768,765
Domestic Fixed Income Investment Companies — 17.7%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	4,609,651	43,929,973
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	4,873,484	49,855,745
Total Domestic Fixed Income Investment Companies (cost $95,735,264)		93,785,718
Security Description	Shares or Principal Amount	Value

International Equity Investment Companies — 14.7%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $53,794,839)	4,221,906	$77,514,186
TOTAL INVESTMENTS (cost $415,344,729)(2)	100.0%	529,068,669
Other assets less liabilities	(0.0)	(194,321)
NET ASSETS	100.0%	$528,874,348

#
The SunAmerica Series Trust SA Index Allocation 80/20 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$529,068,669	$—	$—	$529,068,669

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Index Allocation 90/10 Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 100.0%
Domestic Equity Investment Companies — 72.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	20,017,267	$893,370,641
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	9,067,743	157,869,397
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	4,942,167	81,298,654
Total Domestic Equity Investment Companies (cost $826,213,825)		1,132,538,692
International Equity Investment Companies — 19.5%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $207,482,524)	16,657,170	305,825,644
Domestic Fixed Income Investment Companies — 8.1%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,317,166	60,202,592
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,523,535	$66,735,757
Total Domestic Fixed Income Investment Companies (cost $128,653,812)		126,938,349
TOTAL INVESTMENTS (cost $1,162,350,161)(2)	100.0%	1,565,302,685
Other assets less liabilities	(0.0)	(516,715)
NET ASSETS	100.0%	$1,564,785,970

#
The SunAmerica Series Trust SA Index Allocation 90/10 Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

(1)	See Note 8.
(2)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$1,565,302,685	$—	$—	$1,565,302,685

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.1%
Australia — 6.6%
ANZ Group Holdings, Ltd.	136,571	$3,573,140
APA Group	60,682	434,627
Aristocrat Leisure, Ltd.	24,709	1,115,888
ASX, Ltd.	8,777	338,952
BHP Group, Ltd.	230,560	9,712,176
Brambles, Ltd.	61,892	851,044
CAR Group, Ltd.	16,112	295,057
Cochlear, Ltd.	3,005	253,356
Coles Group, Ltd.	61,571	1,041,982
Commonwealth Bank of Australia	75,931	9,442,616
Computershare, Ltd.	23,862	688,006
CSL, Ltd.	22,013	1,907,029
Evolution Mining, Ltd.	93,107	733,580
Fortescue, Ltd.	74,100	966,890
Goodman Group	90,603	1,902,224
Insurance Australia Group, Ltd.	100,056	596,955
Lottery Corp., Ltd.	102,837	405,488
Lynas Rare Earths, Ltd.†	40,431	397,157
Macquarie Group, Ltd.	16,483	2,936,661
Medibank Private, Ltd.	126,714	460,752
National Australia Bank, Ltd.	139,150	4,049,978
Northern Star Resources, Ltd.	60,975	850,113
Origin Energy, Ltd.	77,401	585,391
PLS Group, Ltd.†	141,763	411,700
Pro Medicus, Ltd.	2,586	292,514
Qantas Airways, Ltd.	34,319	238,847
QBE Insurance Group, Ltd.	67,701	1,178,071
REA Group, Ltd.	2,358	266,983
Rio Tinto, Ltd.	16,878	2,030,155
Santos, Ltd.	145,705	807,609
Scentre Group	239,425	659,478
SGH, Ltd.	8,926	276,770
Sigma Healthcare, Ltd.	233,390	483,151
Sonic Healthcare, Ltd.	20,689	318,163
South32, Ltd.	201,492	639,188
Stockland	111,887	336,542
Suncorp Group, Ltd.	49,639	670,276
Telstra Group, Ltd.	180,396	637,056
Transurban Group	141,112	1,467,766
Vicinity, Ltd.	173,703	326,911
Washington H. Soul Pattinson & Co., Ltd.	15,284	497,486
Wesfarmers, Ltd.	51,410	3,225,878
Westpac Banking Corp.	155,190	4,114,694
WiseTech Global, Ltd.	8,792	223,977
Woodside Energy Group, Ltd.	86,183	2,012,211
Woolworths Group, Ltd.	55,289	1,548,109
		66,202,597
Austria — 0.4%
BAWAG Group AG*	3,286	661,734
Erste Group Bank AG	14,114	1,829,839
OMV AG	6,571	480,764
Raiffeisen Bank International AG	6,037	414,460
Verbund AG	3,046	209,065
		3,595,862
Belgium — 0.9%
Ageas SA	6,840	566,646
Anheuser-Busch InBev SA	40,660	3,515,937
D'ieteren Group	928	192,362
Elia Group SA	1,960	281,314
Financiere de Tubize SA	915	204,884
Security Description	Shares or Principal Amount	Value

Belgium (continued)
Groupe Bruxelles Lambert NV	3,306	$299,619
KBC Group NV	10,388	1,497,292
Lotus Bakeries NV	18	231,454
Sofina SA	730	207,202
Syensqo SA	3,188	282,821
UCB SA	5,536	1,425,502
		8,705,033
Bermuda — 0.2%
Aegon, Ltd.	56,125	532,317
CK Infrastructure Holdings, Ltd.	26,000	207,651
Hongkong Land Holdings, Ltd.	43,400	352,616
Jardine Matheson Holdings, Ltd.	7,300	483,838
		1,576,422
Denmark — 1.7%
AP Moller-Maersk A/S, Series A	110	286,725
AP Moller-Maersk A/S, Series B	151	405,295
Carlsberg A/S, Class B	4,233	622,893
Coloplast A/S, Class B	5,630	372,049
Danske Bank A/S	28,350	1,631,698
Demant A/S†	3,810	165,123
DSV A/S	8,737	1,890,145
Genmab A/S†	2,746	791,092
Novo Nordisk A/S, Class B	146,130	6,885,280
Novonesis (Novozymes), Class B	16,153	1,051,686
Orsted A/S*†	20,867	465,963
Pandora A/S	3,465	435,787
ROCKWOOL A/S, Class B	4,227	134,778
Tryg A/S	13,795	329,348
Vestas Wind Systems A/S	43,978	1,183,133
		16,650,995
Finland — 1.1%
Elisa Oyj	6,393	258,273
Fortum Oyj	20,566	467,105
Kesko Oyj, Class B	12,195	304,687
Kone Oyj, Class B	14,953	864,210
Metso Oyj	29,189	543,808
Neste Oyj	19,394	689,483
Nokia Oyj	226,724	2,074,064
Nordea Bank Abp (NASDAQ Helsinki)	139,732	2,822,155
Orion Oyj, Class B	5,032	473,352
Sampo Oyj, Class A	108,016	1,199,057
Stora Enso Oyj, Class R	25,375	291,050
UPM-Kymmene Oyj	24,240	662,240
Wartsila OYJ Abp	22,108	749,992
		11,399,476
France — 8.8%
Abivax SA†	2,770	344,190
Accor SA	8,327	432,245
Aeroports de Paris SA	1,524	212,170
Air Liquide SA	28,900	5,691,536
Alstom SA†	15,222	282,913
Amundi SA*	2,868	312,469
AXA SA	71,371	3,702,533
Ayvens SA*	15,608	209,641
BioMerieux	1,677	133,831
BNP Paribas SA	44,933	5,696,380
Bollore SE	30,051	134,209
Bouygues SA	10,157	572,057
Bureau Veritas SA	14,227	454,310
Capgemini SE	6,869	817,895

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Carrefour SA	27,003	$496,325
Cie de Saint-Gobain SA	20,179	1,896,393
Cie Generale des Etablissements Michelin SCA	28,368	1,145,685
Covivio SA	2,266	138,450
Credit Agricole SA	40,958	911,897
Danone SA	28,689	2,234,831
Dassault Aviation SA	772	265,779
Dassault Systemes SE	30,835	717,648
Eiffage SA	3,145	447,827
Engie SA	80,950	2,531,409
EssilorLuxottica SA	13,704	2,605,009
Gecina SA	1,970	170,432
Getlink SE	11,169	238,194
Hermes International S.C.A.	1,175	2,080,181
Ipsen SA	1,508	291,054
Kering SA	3,208	1,064,875
Klepierre SA	9,966	452,353
Legrand SA	11,602	1,751,187
L'Oreal SA	10,899	4,858,958
LVMH Moet Hennessy Louis Vuitton SE	11,289	6,190,290
Orange SA	84,027	1,605,827
Pernod Ricard SA	8,752	687,548
Publicis Groupe SA	10,492	1,117,101
Renault SA	8,672	273,070
Rexel SA	10,273	425,164
Safran SA	15,652	6,129,352
Sanofi SA	49,552	4,262,915
Sartorius Stedim Biotech	1,289	249,969
Schneider Electric SE	24,877	8,351,162
Societe Generale SA	29,067	2,729,442
Sodexo SA	3,482	229,302
Thales SA	4,176	1,185,428
TotalEnergies SE	89,365	7,937,499
Veolia Environnement SA	26,734	1,065,761
Vinci SA	21,068	2,982,833
		88,717,529
Germany — 8.8%
adidas AG	7,332	1,349,001
Allianz SE	17,261	8,615,368
BASF SE	40,546	2,357,169
Bayer AG	44,683	2,476,349
Bayerische Motoren Werke AG	14,702	1,006,457
Beiersdorf AG	4,092	381,114
Brenntag SE	5,317	374,895
Commerzbank AG	29,276	1,273,155
Continental AG	5,067	419,855
CTS Eventim AG & Co. KGaA	2,673	180,495
Daimler Truck Holding AG	21,057	1,188,952
Delivery Hero SE*†	7,539	325,702
Deutsche Bank AG	82,051	3,015,965
Deutsche Boerse AG	8,242	2,492,925
Deutsche Lufthansa AG	27,947	291,780
Deutsche Post AG	41,566	2,767,236
Deutsche Telekom AG	155,795	4,809,899
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	4,977	243,160
E.ON SE	101,943	2,201,374
Evonik Industries AG	11,648	235,644
Fresenius Medical Care AG	8,606	441,306
Fresenius SE & Co. KGaA	19,364	994,826
GEA Group AG	6,717	477,484
Hannover Rueck SE	2,764	799,160
Security Description	Shares or Principal Amount	Value

Germany (continued)
Heidelberg Materials AG	6,064	$1,127,276
Henkel AG & Co. KGaA	4,090	335,494
Henkel AG & Co. KGaA (Preference Shares)	6,874	599,808
Hensoldt AG	2,652	243,907
HOCHTIEF AG	651	332,653
Infineon Technologies AG	59,384	4,233,222
Knorr-Bremse AG	2,901	344,313
Mercedes-Benz Group AG	32,712	1,764,349
Merck KGaA	5,802	958,604
MTU Aero Engines AG	2,422	1,011,798
Muenchener Rueckversicherungs-Gesellschaft AG	5,913	3,562,732
Nemetschek SE	2,513	168,328
Porsche Automobil Holding SE (Preference Shares)	6,810	225,788
Rational AG	242	188,246
Rheinmetall AG	2,117	2,784,750
RWE AG	29,197	1,925,414
SAP SE	47,380	8,602,111
Sartorius AG (Preference Shares)	1,181	297,208
Scout24 SE*	3,129	268,404
Siemens AG	33,708	10,988,392
Siemens Energy AG	35,157	5,977,653
Siemens Healthineers AG*	15,204	645,672
Symrise AG	6,087	625,793
Talanx AG	2,668	354,976
Volkswagen AG (Preference Shares)	9,217	794,304
Vonovia SE	32,732	794,601
Zalando SE*†	9,567	311,600
		88,186,667
Hong Kong — 1.7%
AIA Group, Ltd.	477,400	4,834,558
BOC Hong Kong Holdings, Ltd.	169,500	1,129,514
CK Asset Holdings, Ltd.	79,000	482,430
CK Hutchison Holdings, Ltd.	123,000	1,155,803
CLP Holdings, Ltd.	75,500	752,088
Futu Holdings, Ltd. ADR	2,210	232,315
Galaxy Entertainment Group, Ltd.	88,000	384,096
Henderson Land Development Co., Ltd.	58,000	210,362
HKT Trust & HKT, Ltd.	152,000	257,268
Hong Kong & China Gas Co., Ltd.	513,000	460,109
Hong Kong Exchanges & Clearing, Ltd.	53,300	2,778,199
Link REIT	120,100	599,490
MTR Corp., Ltd.	69,000	291,591
Power Assets Holdings, Ltd.	62,500	470,781
Sino Land Co., Ltd.	178,000	243,084
SITC International Holdings Co., Ltd.	60,000	302,402
Sun Hung Kai Properties, Ltd.	59,000	928,255
Swire Pacific, Ltd., Class A	15,000	190,494
Techtronic Industries Co., Ltd.	63,000	1,063,608
WH Group, Ltd.*	345,000	372,072
Wharf Real Estate Investment Co., Ltd.	67,000	227,353
		17,365,872
Ireland — 0.4%
AIB Group PLC	96,249	1,139,874
Bank of Ireland Group PLC	43,576	910,782
Kerry Group PLC, Class A	7,352	704,572
Kingspan Group PLC	7,023	651,346
Octave Intelligence PLC SDR†	9,328	167,519
Ryanair Holdings PLC	18,843	538,221
		4,112,314
Israel — 1.1%
Azrieli Group, Ltd.	2,049	273,504

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Israel (continued)
Bank Hapoalim BM	56,187	$1,367,128
Bank Leumi Le-Israel BM	66,879	1,584,819
Check Point Software Technologies, Ltd.†	3,528	448,515
Elbit Systems, Ltd.	1,280	1,032,775
Enlight Renewable Energy, Ltd.†	6,283	540,770
Harel Insurance Investments & Financial Services, Ltd.	5,339	307,246
ICL Group, Ltd.	33,871	174,119
Israel Discount Bank, Ltd., Class A	54,960	574,537
Mizrahi Tefahot Bank, Ltd.	7,015	522,879
Nova, Ltd.†	1,399	562,096
OPC Energy, Ltd.†	7,693	241,700
Phoenix Financial, Ltd.	10,244	577,015
Teva Pharmaceutical Industries, Ltd. ADR†	52,751	1,846,812
Tower Semiconductor, Ltd.†	5,123	1,137,113
		11,191,028
Italy — 3.0%
Banca Mediolanum SpA	9,147	244,995
Banca Monte dei Paschi di Siena SpA	86,831	1,161,113
Banco BPM SpA	50,975	929,343
BPER Banca SpA	70,456	1,146,247
Buzzi SpA	3,451	164,120
Enel SpA	346,125	3,910,906
Eni SpA	82,485	2,294,032
FinecoBank Banca Fineco SpA	28,049	768,369
Generali	36,891	1,871,080
Intesa Sanpaolo SpA	633,005	4,786,519
Italgas SpA	28,053	289,504
Leonardo SpA	18,220	1,160,442
Moncler SpA	9,889	560,996
Poste Italiane SpA	20,956	633,971
Prysmian SpA	12,771	1,767,705
Recordati Industria Chimica e Farmaceutica SpA	4,774	284,456
Snam SpA	92,438	626,919
Telecom Italia SpA†	77,789	660,097
Terna - Rete Elettrica Nazionale	62,843	723,099
UniCredit SpA	61,543	5,813,801
Unipol Assicurazioni SpA	16,477	515,508
		30,313,222
Japan — 22.9%
Advantest Corp.	33,200	6,566,862
Aeon Co., Ltd.	97,900	840,414
AGC, Inc.	8,900	335,210
Aisin Corp.	20,100	280,162
Ajinomoto Co., Inc.	39,200	1,207,573
ANA Holdings, Inc.	7,100	138,522
Asahi Group Holdings, Ltd.	63,300	662,936
Asahi Kasei Corp.	55,100	593,957
Asics Corp.	30,600	903,272
Astellas Pharma, Inc.	78,800	1,083,710
Bandai Namco Holdings, Inc.	22,700	657,132
Bridgestone Corp.	48,200	1,202,943
Canon, Inc.	36,100	1,001,748
Capcom Co., Ltd.	12,000	299,111
Central Japan Railway Co.	33,800	841,983
Chiba Bank, Ltd.	24,500	400,425
Chubu Electric Power Co., Inc.	29,600	514,567
Chugai Pharmaceutical Co., Ltd.	30,300	1,315,292
Dai Nippon Printing Co., Ltd.	17,000	309,564
Daifuku Co., Ltd.	13,900	512,688
Dai-ichi Life Group, Inc.	155,900	1,868,860
Security Description	Shares or Principal Amount	Value

Japan (continued)
Daiichi Sankyo Co., Ltd.	77,000	$1,235,946
Daikin Industries, Ltd.	11,900	1,724,908
Daito Trust Construction Co., Ltd.	13,000	274,957
Daiwa House Industry Co., Ltd.	25,100	736,474
Daiwa Securities Group, Inc.	56,500	635,727
Denso Corp.	73,400	903,991
Disco Corp.	3,900	1,402,227
East Japan Railway Co.	44,300	1,028,086
Ebara Corp.	21,000	714,559
Eisai Co., Ltd.	11,300	341,027
ENEOS Holdings, Inc.	115,900	968,109
FANUC Corp.	42,300	1,690,393
Fast Retailing Co., Ltd.	8,600	4,215,188
Fuji Electric Co., Ltd.	6,200	543,554
FUJIFILM Holdings Corp.	51,300	1,216,147
Fujikura, Ltd.	68,500	1,750,425
Fujitsu, Ltd.	76,800	1,778,425
Furukawa Electric Co., Ltd.	30,000	573,140
Hankyu Hanshin Holdings, Inc.	10,000	296,385
Hikari Tsushin, Inc.	800	196,704
Hitachi, Ltd.	201,200	6,677,754
Honda Motor Co., Ltd.	164,000	1,657,944
Hoya Corp.	15,300	2,345,407
Hulic Co., Ltd.	20,400	224,875
Ibiden Co., Ltd.	10,500	1,054,574
Idemitsu Kosan Co., Ltd.	34,800	286,775
IHI Corp.	43,800	770,500
Inpex Corp.	40,400	925,882
Isuzu Motors, Ltd.	23,600	355,799
ITOCHU Corp.	252,500	3,172,702
Japan Exchange Group, Inc.	44,000	599,647
Japan Post Bank Co., Ltd.	81,000	1,566,955
Japan Post Holdings Co., Ltd.	77,200	1,151,823
Japan Post Insurance Co., Ltd.	24,400	272,071
Japan Tobacco, Inc.	49,800	2,219,098
JFE Holdings, Inc.	25,800	295,097
JX Advanced Metals Corp.	25,300	585,571
Kajima Corp.	17,800	595,781
Kansai Electric Power Co., Inc.	43,400	666,508
Kao Corp.	41,600	854,019
Kawasaki Heavy Industries, Ltd.	33,500	577,330
Kawasaki Kisen Kaisha, Ltd.	15,500	277,683
KDDI Corp.	133,200	2,456,044
Keyence Corp.	8,500	4,271,429
Kikkoman Corp.	31,000	319,969
Kioxia Holdings Corp.†	14,200	3,954,703
Kirin Holdings Co., Ltd.	35,700	661,728
Komatsu, Ltd.	39,400	1,737,349
Konami Group Corp.	4,500	580,662
Kubota Corp.	44,500	755,624
Kyocera Corp.	53,700	1,226,146
Kyowa Kirin Co., Ltd.	11,100	178,225
Lasertec Corp.	3,500	808,108
LY Corp.	120,000	337,253
Makita Corp.	9,600	307,789
Marubeni Corp.	64,000	2,096,218
Minebea Mitsumi, Inc.	14,900	340,077
Mitsubishi Chemical Group Corp.	52,900	389,277
Mitsubishi Corp.	137,000	4,117,780
Mitsubishi Electric Corp.	86,000	3,134,827
Mitsubishi Estate Co., Ltd.	47,000	1,137,425
Mitsubishi HC Capital, Inc.	40,200	372,517
Mitsubishi Heavy Industries, Ltd.	146,000	3,419,303

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Mitsubishi UFJ Financial Group, Inc.	484,600	$10,864,456
Mitsui & Co., Ltd.	107,500	3,301,448
Mitsui Fudosan Co., Ltd.	113,800	1,106,080
Mitsui Kinzoku Co., Ltd.	2,500	470,245
Mitsui OSK Lines, Ltd.	15,100	556,251
Mizuho Financial Group, Inc.	107,500	5,565,796
MS&AD Insurance Group Holdings, Inc.	54,700	1,694,494
Murata Manufacturing Co., Ltd.	73,500	3,428,944
NEC Corp.	55,500	1,656,262
Nexon Co., Ltd.	13,400	206,841
NIDEC Corp.†	37,500	601,249
Nintendo Co., Ltd.	49,700	2,377,090
Nippon Building Fund, Inc.	343	290,564
Nippon Paint Holdings Co., Ltd.	42,200	318,864
Nippon Sanso Holdings Corp.	7,700	280,208
Nippon Steel Corp.	217,300	883,178
Nippon Yusen KK	17,500	674,239
Nissan Motor Co., Ltd.†	109,400	231,670
Nitori Holdings Co., Ltd.	17,400	277,665
Nitto Denko Corp.	30,500	635,080
Nomura Holdings, Inc.	132,800	1,280,560
Nomura Research Institute, Ltd.	17,300	509,191
NTT, Inc.	1,360,800	1,303,776
Obayashi Corp.	28,500	560,986
Obic Co., Ltd.	15,100	425,894
Olympus Corp.	48,800	556,038
Oriental Land Co., Ltd.	49,500	984,703
ORIX Corp.	49,700	2,001,760
Osaka Gas Co., Ltd.	15,100	522,420
Otsuka Corp.	10,900	224,486
Otsuka Holdings Co., Ltd.	19,200	1,336,893
Pan Pacific International Holdings Corp.	87,400	496,498
Panasonic Holdings Corp.	105,400	2,783,349
Rakuten Group, Inc.†	65,800	342,284
Recruit Holdings Co., Ltd.	60,100	4,724,171
Renesas Electronics Corp.	78,500	1,585,399
Resona Holdings, Inc.	93,800	1,285,530
Resonac Holdings Corp.	7,800	650,838
Ryohin Keikaku Co., Ltd.	23,200	609,642
Sanrio Co., Ltd.	43,900	350,973
SBI Holdings, Inc.	23,900	457,234
SCREEN Holdings Co., Ltd.	7,000	536,484
Secom Co., Ltd.	17,800	765,548
Seibu Holdings, Inc.	8,700	194,398
Sekisui House, Ltd.	27,400	600,970
Seven & i Holdings Co., Ltd.	85,200	1,129,408
Shimano, Inc.	3,200	404,642
Shimizu Corp.	22,400	331,506
Shin-Etsu Chemical Co., Ltd.	74,000	2,656,729
Shionogi & Co., Ltd.	34,000	619,397
Shiseido Co., Ltd.	18,200	359,668
SMC Corp.	2,400	1,029,960
SoftBank Corp.	1,304,500	1,831,650
SoftBank Group Corp.	168,900	5,251,769
Sompo Holdings, Inc.	37,000	1,645,637
Sony Group Corp.	265,800	6,225,337
Subaru Corp.	23,500	396,753
Sumitomo Corp.	184,300	1,938,718
Sumitomo Electric Industries, Ltd.	130,000	1,885,000
Sumitomo Metal Mining Co., Ltd.	10,800	544,096
Sumitomo Mitsui Financial Group, Inc.	165,000	7,082,945
Sumitomo Mitsui Trust Group, Inc.	113,200	1,179,106
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Realty & Development Co., Ltd.	26,300	$596,687
Suntory Beverage & Food, Ltd.	5,900	170,391
Suzuki Motor Corp.	72,000	945,903
T&D Holdings, Inc.	20,200	642,554
Taisei Corp.	6,600	536,446
Takeda Pharmaceutical Co., Ltd.	72,300	2,483,861
TDK Corp.	85,800	1,683,629
Terumo Corp.	61,100	888,721
Toho Co., Ltd.	24,900	238,409
Tokio Marine Holdings, Inc.	81,400	4,154,726
Tokyo Electron, Ltd.	20,300	6,853,003
Tokyo Gas Co., Ltd.	13,400	524,175
TOPPAN Holdings, Inc.	9,900	280,049
Toray Industries, Inc.	57,700	415,332
Toyota Motor Corp.	430,000	8,169,626
Toyota Tsusho Corp.	28,800	1,207,171
Unicharm Corp.	50,000	315,992
West Japan Railway Co.	18,500	348,201
Yamaha Motor Co., Ltd.	41,400	349,808
Yokogawa Electric Corp.	10,000	357,114
Yokohama Financial Group, Inc.	43,600	498,859
Zensho Holdings Co., Ltd.	4,200	263,486
		230,446,664
Jersey — 0.5%
CVC Capital Partners PLC*	9,920	165,907
Experian PLC	40,749	1,545,333
Glencore PLC	424,758	3,105,482
Wise Group PLC, Class A†	32,912	394,772
		5,211,494
Luxembourg — 0.6%
ArcelorMittal SA	19,243	1,348,990
Eurofins Scientific SE	5,175	407,330
InPost SA†	11,802	210,428
Millicom International Cellular SA	4,195	400,539
Spotify Technology SA†	6,634	3,316,602
Tenaris SA	14,513	416,036
		6,099,925
Macau — 0.0%
Sands China, Ltd.	106,000	199,159
Netherlands — 6.9%
ABN AMRO Bank NV CVA	27,849	1,251,189
Adyen NV*†	1,210	1,227,404
AerCap Holdings NV	7,387	1,114,698
Airbus SE	26,959	6,302,221
Akzo Nobel NV	6,925	484,065
Argenx SE†	2,815	2,412,352
ASM International NV	2,128	1,962,060
ASML Holding NV	17,612	28,799,760
ASR Nederland NV	7,189	587,998
BE Semiconductor Industries NV	3,255	755,481
CSG NV†	6,769	128,891
Davide Campari-Milano NV	26,598	180,550
Euronext NV*	3,494	639,208
EXOR NV	3,957	318,981
Ferrari NV	5,504	2,161,937
Ferrovial NV	21,446	1,417,479
Heineken Holding NV	5,370	450,890
Heineken NV	13,202	1,193,765
ING Groep NV	132,643	4,637,846
Koninklijke Ahold Delhaize NV	40,027	1,579,783

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Koninklijke KPN NV	171,309	$811,724
Koninklijke Philips NV	34,566	910,021
Magnum Ice Cream Co. NV (XAMS)†	22,863	427,547
Nebius Group NV†	9,163	1,744,727
NN Group NV	11,839	1,113,587
Prosus NV	59,060	2,726,953
QIAGEN NV	9,546	393,438
Stellantis NV†	92,976	533,539
STMicroelectronics NV	28,689	1,505,468
Universal Music Group NV	45,657	756,927
Wolters Kluwer NV	10,200	798,109
		69,328,598
New Zealand — 0.2%
Auckland International Airport, Ltd.	75,918	388,677
Contact Energy, Ltd.	42,944	230,257
Fisher & Paykel Healthcare Corp., Ltd.	26,922	644,920
Infratil, Ltd.	40,210	349,654
Meridian Energy, Ltd.	62,154	208,766
Xero, Ltd.†	7,506	370,685
		2,192,959
Norway — 0.6%
Aker BP ASA	14,180	509,298
DNB Bank ASA	37,254	1,198,671
Equinor ASA	31,776	1,306,088
Gjensidige Forsikring ASA	9,034	269,794
Kongsberg Gruppen ASA	18,728	585,583
Mowi ASA	19,631	419,776
Norsk Hydro ASA	57,547	526,147
Orkla ASA	33,282	370,206
Salmar ASA	3,109	169,164
Telenor ASA	28,227	397,454
Var Energi ASA	42,245	214,291
Yara International ASA	7,259	341,860
		6,308,332
Portugal — 0.2%
Banco Comercial Portugues SA	373,260	459,169
EDP SA	133,732	689,581
Galp Energia SGPS SA	18,608	426,069
Jeronimo Martins SGPS SA	12,751	255,374
		1,830,193
Singapore — 1.8%
CapitaLand Ascendas REIT	185,965	372,886
CapitaLand Integrated Commercial Trust	279,685	543,356
CapitaLand Investment, Ltd.	109,800	227,892
DBS Group Holdings, Ltd.	93,700	5,402,281
Grab Holdings, Ltd., Class A†	106,273	371,956
Keppel, Ltd.	62,900	563,153
Oversea-Chinese Banking Corp., Ltd.	148,900	3,384,299
Sea, Ltd. ADR†	17,057	1,820,664
Sembcorp Industries, Ltd.	39,000	167,848
Singapore Airlines, Ltd.	68,300	410,346
Singapore Exchange, Ltd.	36,200	690,885
Singapore Technologies Engineering, Ltd.	71,600	561,595
Singapore Telecommunications, Ltd.	339,900	1,176,672
United Overseas Bank, Ltd.	54,700	1,852,425
Wilmar International, Ltd.	72,200	221,388
Yangzijiang Shipbuilding Holdings, Ltd.	114,900	351,651
		18,119,297
Security Description	Shares or Principal Amount	Value

Spain — 3.8%
Acciona SA	1,158	$319,164
ACS Actividades de Construccion y Servicios SA	8,062	1,028,185
Aena SME SA*	34,381	1,065,104
Amadeus IT Group SA	19,927	1,238,545
Banco Bilbao Vizcaya Argentaria SA	255,633	7,156,808
Banco de Sabadell SA	215,149	834,362
Banco Santander SA	649,840	9,179,754
Bankinter SA	28,179	517,807
CaixaBank SA	159,618	2,313,021
Cellnex Telecom SA*	21,351	661,624
EDP Renewables SA	14,001	217,351
Endesa SA	14,120	689,817
Iberdrola SA	281,482	6,694,806
Indra Sistemas SA	3,543	232,551
Industria de Diseno Textil SA	49,652	3,254,519
International Consolidated Airlines Group SA†	50,707	295,666
Mapfre SA	41,472	212,261
Naturgy Energy Group SA	18,592	620,866
Repsol SA	50,009	1,537,879
Telefonica SA	168,951	698,331
		38,768,421
SupraNational — 0.1%
Unibail-Rodamco-Westfield	4,878	593,085
Sweden — 3.1%
AddTech AB, Class B	11,543	420,037
Alfa Laval AB	12,998	769,530
Assa Abloy AB, Class B	44,163	1,637,287
Atlas Copco AB, Class A	114,431	2,421,998
Atlas Copco AB, Class B	66,967	1,239,679
Beijer Ref AB	19,850	279,793
Boliden AB	13,057	655,986
Epiroc AB, Class A	27,872	714,415
Epiroc AB, Class B	17,044	374,164
EQT AB	19,508	662,998
Essity AB, Class B	25,833	751,937
Evolution AB*†	5,536	425,990
Fastighets AB Balder, Class B†	29,869	163,583
H & M Hennes & Mauritz AB, Class B	19,090	351,721
Hexagon AB, Class B	93,296	919,019
Industrivarden AB, Class A	4,884	281,509
Industrivarden AB, Class C	7,354	421,247
Indutrade AB	12,291	308,138
Investment AB Latour, Class B	5,938	125,062
Investor AB, Class B	78,865	3,409,083
L E Lundbergforetagen AB, Class B	3,264	195,851
Lifco AB, Class B	9,453	321,561
Nibe Industrier AB, Class B	67,566	270,902
Saab AB, Class B	14,683	922,826
Sagax AB, Class B	9,607	169,003
Sandvik AB	46,957	1,760,260
Securitas AB, Class B	21,453	344,905
Skandinaviska Enskilda Banken AB, Class A	66,135	1,550,589
Skanska AB, Class B	15,247	428,044
SKF AB, Class B	15,870	430,629
Svenska Cellulosa AB SCA, Class B	27,680	314,626
Svenska Handelsbanken AB, Class A	61,238	935,371
Swedbank AB, Class A	37,098	1,486,044
Swedish Orphan Biovitrum AB†	8,039	400,189
Tele2 AB, Class B	24,597	426,790
Telefonaktiebolaget LM Ericsson, Class B	121,164	1,208,464
Telia Co. AB	108,150	501,776

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Sweden (continued)
Trelleborg AB, Class B	8,874	$394,439
Volvo AB, Class B	70,424	2,693,495
		31,088,940
Switzerland — 9.5%
ABB, Ltd.	71,114	7,016,148
Alcon AG	22,615	1,553,740
Avolta AG	4,244	253,733
Banque Cantonale Vaudoise	1,411	221,654
Barry Callebaut AG	160	223,128
Belimo Holding AG	442	460,898
BKW AG	918	151,915
Chocoladefabriken Lindt & Spruengli AG	4	470,672
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	44	507,283
Cie Financiere Richemont SA, Class A	24,375	5,758,948
Coca-Cola HBC AG	9,017	609,074
DSM-Firmenich AG	7,528	814,947
EMS-Chemie Holding AG	326	329,743
Galderma Group AG	8,357	1,818,491
Geberit AG	1,477	972,819
Givaudan SA	423	1,690,747
Helvetia Baloise Holding AG	3,496	937,620
Holcim AG	23,172	2,117,910
Julius Baer Group, Ltd.	9,453	829,875
Kuehne & Nagel International AG	2,214	563,570
Logitech International SA	6,509	662,006
Lonza Group AG	3,190	2,218,104
Nestle SA	116,905	11,675,901
Novartis AG	83,094	12,971,638
Partners Group Holding AG	963	800,833
Roche Holding AG	31,878	13,938,079
Roche Holding AG (BR)	1,320	585,811
Sandoz Group AG	18,914	1,542,151
Schindler Holding AG	899	275,242
Schindler Holding AG (Participation Certificate)	1,808	569,510
SGS SA	7,447	882,580
Sika AG	6,889	1,550,764
Sonova Holding AG	2,236	608,756
Straumann Holding AG	5,117	632,528
Swatch Group AG	1,318	294,118
Swiss Life Holding AG	1,264	1,493,251
Swiss Prime Site AG	3,605	588,346
Swiss Re AG	13,576	2,264,719
Swisscom AG	1,187	913,357
UBS Group AG	144,038	7,594,055
VAT Group AG*	1,238	924,702
Zurich Insurance Group AG	6,784	5,168,948
		95,458,314
United Kingdom — 14.1%
3i Group PLC	44,053	1,704,716
Admiral Group PLC	11,935	606,578
Airtel Africa PLC*	34,987	157,228
Anglo American PLC	48,193	2,433,749
Antofagasta PLC	15,571	771,099
Associated British Foods PLC	12,710	357,356
AstraZeneca PLC	68,614	11,710,205
Aviva PLC	136,737	1,279,169
BAE Systems PLC	132,769	3,753,629
Barclays PLC	621,522	4,278,549
BP PLC	712,401	5,382,594
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
British American Tobacco PLC	91,030	$5,526,512
BT Group PLC	258,737	702,028
Bunzl PLC	14,528	548,499
Centrica PLC	211,750	442,234
Coca-Cola Europacific Partners PLC	9,131	999,479
Compass Group PLC	77,341	2,455,355
Diageo PLC	101,119	2,226,021
Endeavour Mining PLC	9,778	465,885
Fresnillo PLC	8,313	278,627
GSK PLC	184,448	4,775,869
Haleon PLC	404,305	1,978,191
Halma PLC	16,682	804,097
HSBC Holdings PLC (LSE)	779,674	16,727,123
Imperial Brands PLC	33,936	1,288,084
Informa PLC	57,189	683,824
InterContinental Hotels Group PLC	6,540	1,057,303
Intertek Group PLC	7,056	556,202
J Sainsbury PLC	79,799	386,413
Kingfisher PLC	75,500	314,623
Land Securities Group PLC	34,153	325,314
Legal & General Group PLC	235,738	953,828
Lloyds Banking Group PLC	2,657,210	4,117,217
London Stock Exchange Group PLC	20,271	2,293,678
M&G PLC	101,415	489,394
Marks & Spencer Group PLC	92,494	505,775
Melrose Industries PLC	57,872	355,444
National Grid PLC	225,578	3,609,439
NatWest Group PLC	361,482	3,425,926
Next PLC	5,264	1,058,627
Pearson PLC	21,319	361,116
Prudential PLC	114,353	1,717,158
Reckitt Benckiser Group PLC	29,144	2,057,197
RELX PLC	81,269	2,863,934
Rentokil Initial PLC	112,871	524,291
Rio Tinto PLC	48,472	4,750,222
Rolls-Royce Holdings PLC	381,086	7,567,067
Sage Group PLC	42,371	559,358
Schroders PLC	36,918	292,853
Segro PLC	54,936	716,286
Severn Trent PLC	12,422	504,496
Shell PLC (LSE)	254,809	11,693,982
Smith & Nephew PLC	34,745	545,561
Smiths Group PLC	13,686	488,248
Spirax Group PLC	3,323	311,706
SSE PLC	54,966	1,731,438
Standard Chartered PLC	80,896	2,391,171
Standard Life PLC	31,426	390,714
Tesco PLC	289,618	1,907,544
Unilever PLC	99,124	6,295,622
United Utilities Group PLC	34,053	634,150
Verisure PLC†	10,986	136,630
Vodafone Group PLC	833,329	1,322,852
		141,549,479
United States — 0.1%
Sunbelt Rentals Holdings, Inc.	18,563	1,337,577
Total Long-Term Investment Securities (cost $642,703,921)		996,549,454

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $2,438,759)	2,438,759	$2,438,759
TOTAL INVESTMENTS (cost $645,142,680)(2)	99.3%	998,988,213
Other assets less liabilities	0.7	7,009,037
NET ASSETS	100.0%	$1,005,997,250

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA International Index Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $8,840,424 representing 0.9% of net assets.

(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
BR—Bearer Shares
CVA—Certification Van Aandelen (Dutch Cert.)
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
SDR—Swedish Depositary Receipt
XAMS—Euronext Amsterdam Stock Exchange

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Spain
Goldman Sachs & Co. LLC	Pay	Redeia Corp. SA	18,482	2.45% (ESTR + 0.26%)	Monthly	08/19/2026	$325,868	$(1,176)	$(1,176)
Hong Kong
BNP Paribas SA	Pay	Hong Kong Exchanges & Clearing, Ltd.	1,400	2.59% (HONIA + 0.30%)	Monthly	05/24/2027	70,259	2,745	2,745
Israel
BNP Paribas SA	Pay	Bank Hapoalim BM	3,036	4.20% (SHIR + 0.70%)	Monthly	05/26/2028	73,921	1,589	1,589
								$3,158	$3,158
ESTR—Euro Short-Term Rate
HONIA—Hong Kong Overnight Index Average
SHIR—Shekel Overnight Interest Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Euro STOXX 50 Index	September 2026	$2,250,554	$2,278,198	$27,644
11	Long	FTSE 100 Index	September 2026	1,581,008	1,610,764	29,756
5	Long	SPI 200 Index	September 2026	773,612	786,592	12,980
						$70,380

						Unrealized (Depreciation)
4	Long	SGX Nikkei 225 Index	September 2026	$841,285	$801,358	$(39,927)
		Net Unrealized Appreciation (Depreciation)				$30,453

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Banks	18.0%
Pharmaceuticals	7.5
Semiconductors	6.2
Insurance	6.0
Oil & Gas	3.8
Aerospace/Defense	3.6

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Electric	3.4%
Telecommunications	3.0
Mining	3.0
Food	2.8
Auto Manufacturers	2.2
Electrical Components & Equipment	2.2
Machinery-Construction & Mining	2.2
Retail	2.1
Commercial Services	2.1
Chemicals	1.9
Diversified Financial Services	1.7
Machinery-Diversified	1.7
Distribution/Wholesale	1.6
Cosmetics/Personal Care	1.5
Software	1.4
Engineering & Construction	1.4
Building Materials	1.3
Electronics	1.3
Health Care-Products	1.3
Beverages	1.3
Miscellaneous Manufacturing	1.2
Transportation	1.1
Apparel	1.1
Agriculture	0.9
Home Furnishings	0.9
Internet	0.8
REITS	0.8
Real Estate	0.7
Computers	0.7
Auto Parts & Equipment	0.6
Biotechnology	0.5
Health Care-Services	0.5
Investment Companies	0.4
Entertainment	0.4
Private Equity	0.4
Hand/Machine Tools	0.4
Gas	0.4
Iron/Steel	0.3
Toys/Games/Hobbies	0.3
Household Products/Wares	0.3
Water	0.3
Metal Fabricate/Hardware	0.3
Food Service	0.2
Short-Term Investments	0.2
Home Builders	0.2
Lodging	0.1
Leisure Time	0.1
Airlines	0.1
Energy-Alternate Sources	0.1
Advertising	0.1
Media	0.1
Office/Business Equipment	0.1
Forest Products & Paper	0.1
Holding Companies-Diversified	0.1
99.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA International Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Hong Kong	$232,315	$17,133,557	$—	$17,365,872
Israel	2,295,327	8,895,701	—	11,191,028
Luxembourg	3,717,141	2,382,784	—	6,099,925
Netherlands	2,859,425	66,469,173	—	69,328,598
Singapore	2,192,620	15,926,677	—	18,119,297
United Kingdom	999,479	140,550,000	—	141,549,479
Other Countries	—	732,895,255	—	732,895,255
Short-Term Investments	2,438,759	—	—	2,438,759
Total Investments at Value	$14,735,066	$984,253,147	$—	$998,988,213
Other Financial Instruments:†
Swaps	$—	$4,334	$—	$4,334
Futures Contracts	70,380	—	—	70,380
Total Other Financial Instruments	$70,380	$4,334	$—	$74,714
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$1,176	$—	$1,176
Futures Contracts	39,927	—	—	39,927
Total Other Financial Instruments	$39,927	$1,176	$—	$41,103

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.7%
Aerospace/Defense — 0.3%
Embraer SA ADR	12,881	$880,159
Agriculture — 1.0%
Andersons, Inc.	38,264	2,708,326
Apparel — 0.6%
Ermenegildo Zegna NV	108,714	1,599,183
Auto Parts & Equipment — 0.8%
Phinia, Inc.	27,619	2,032,482
Banks — 0.8%
Bancorp, Inc.†	33,332	2,235,577
Beverages — 0.6%
Vita Coco Co., Inc.†	23,403	1,543,194
Biotechnology — 10.1%
Axsome Therapeutics, Inc.†	25,828	5,630,246
Bridgebio Pharma, Inc.†	54,444	4,360,420
Cogent Biosciences, Inc.†	94,607	3,683,050
Cytokinetics, Inc.†	42,706	3,293,914
Halozyme Therapeutics, Inc.†	29,533	2,437,654
Ionis Pharmaceuticals, Inc.†	24,387	1,262,515
Kiniksa Pharmaceuticals International PLC†	45,840	3,407,746
Praxis Precision Medicines, Inc.†	10,463	3,220,825
		27,296,370
Building Materials — 2.2%
Modine Manufacturing Co.†	8,951	1,799,688
SPX Technologies, Inc.†	18,289	4,016,630
		5,816,318
Commercial Services — 0.7%
Legence Corp., Class A†	30,073	1,922,567
Diversified Financial Services — 7.1%
Acadian Asset Management, Inc.	20,371	1,761,888
Dave, Inc.†	4,078	1,519,830
Evercore, Inc., Class A	15,796	5,063,566
Galaxy Digital, Inc., Class A†	52,635	1,105,861
Miami International Holdings, Inc.†	69,061	3,248,630
Piper Sandler Cos.	63,268	4,795,714
WisdomTree, Inc.	91,938	1,780,839
		19,276,328
Electric — 1.3%
Fervo Energy Co., Class A†	64,521	1,454,304
Talen Energy Corp.†	6,342	2,118,862
		3,573,166
Electrical Components & Equipment — 1.9%
nLight, Inc.†	29,982	2,062,761
Novanta, Inc.†	20,696	2,950,215
		5,012,976
Electronics — 9.3%
Applied Optoelectronics, Inc.†	20,925	1,973,646
Atmus Filtration Technologies, Inc.	72,454	3,740,800
Benchmark Electronics, Inc.	17,495	1,395,576
ESCO Technologies, Inc.	19,815	6,247,471
Sanmina Corp.†	28,593	5,305,717
TTM Technologies, Inc.†	31,576	3,645,133
Vishay Intertechnology, Inc.	86,284	2,952,639
		25,260,982
Security Description	Shares or Principal Amount	Value

Engineering & Construction — 3.2%
Argan, Inc.	3,653	$2,083,781
Everus Construction Group, Inc.†	16,107	2,020,301
Sterling Infrastructure, Inc.†	7,767	4,635,112
		8,739,194
Entertainment — 1.5%
Madison Square Garden Entertainment Corp.†	19,720	1,523,567
Rush Street Interactive, Inc.†	91,329	2,457,664
		3,981,231
Environmental Control — 1.8%
Clean Harbors, Inc.†	15,663	4,900,639
Health Care-Products — 4.0%
Billiontoone, Inc., Class A†	15,284	2,118,363
Glaukos Corp.†	11,482	1,914,279
Guardant Health, Inc.†	42,082	6,816,863
		10,849,505
Health Care-Services — 6.3%
Alignment Healthcare, Inc.†	136,415	2,025,763
BrightSpring Health Services, Inc.†	93,156	5,562,345
Charles River Laboratories International, Inc.†	21,185	4,925,724
Encompass Health Corp.	25,280	2,807,849
RadNet, Inc.†	25,691	1,638,572
		16,960,253
Home Builders — 1.2%
Cavco Industries, Inc.†	2,768	1,514,179
M/I Homes, Inc.†	11,111	1,623,650
		3,137,829
Internet — 0.8%
Figs, Inc., Class A†	58,797	629,128
Pattern Group, Inc., Class A†	67,738	1,559,329
		2,188,457
Iron/Steel — 1.4%
Carpenter Technology Corp.	7,517	3,906,284
Leisure Time — 0.6%
Lindblad Expeditions Holdings, Inc.†	57,998	1,715,581
Lodging — 1.3%
Travel & Leisure Co.	35,548	2,702,359
Wyndham Hotels & Resorts, Inc.	10,858	812,830
		3,515,189
Machinery-Construction & Mining — 1.2%
Forgent Power Solutions, Inc., Class A†	95,881	3,189,961
Machinery-Diversified — 5.2%
Applied Industrial Technologies, Inc.	9,909	3,420,686
Cognex Corp.	79,898	5,212,545
Regal Rexnord Corp.	12,699	2,606,216
Zurn Elkay Water Solutions Corp.	55,104	2,783,303
		14,022,750
Metal Fabricate/Hardware — 1.1%
RBC Bearings, Inc.†	5,550	3,059,770
Mining — 1.3%
Equinox Gold Corp.	78,116	699,138
ERO Copper Corp.†	68,693	1,848,529
Triple Flag Precious Metals Corp.	34,822	1,001,829
		3,549,496

SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing — 1.7%
Enpro, Inc.	14,452	$4,536,772
Oil & Gas — 3.2%
Chord Energy Corp.	13,940	1,956,897
Matador Resources Co.	31,350	1,564,052
Par Pacific Holdings, Inc.†	30,741	2,644,648
Permian Resources Corp., Class A	122,635	2,613,352
		8,778,949
Oil & Gas Services — 1.9%
Kodiak Gas Services, Inc.	44,819	2,631,323
TechnipFMC PLC	34,797	2,493,553
		5,124,876
Pharmaceuticals — 3.1%
Madrigal Pharmaceuticals, Inc.†	5,971	2,790,368
Mirum Pharmaceuticals, Inc.†	14,259	1,510,741
Protagonist Therapeutics, Inc.†	29,732	4,062,580
		8,363,689
Pipelines — 1.1%
Sunococorp LLC	37,854	2,893,560
Retail — 0.9%
Boot Barn Holdings, Inc.†	11,841	1,764,191
Cava Group, Inc.†	8,479	553,085
		2,317,276
Semiconductors — 11.1%
Allegro MicroSystems, Inc.†	122,410	5,080,015
IPG Photonics Corp.†	18,301	1,556,683
Lattice Semiconductor Corp.†	41,796	5,193,989
MKS, Inc.	16,660	4,955,517
Nova, Ltd.†	5,172	2,021,580
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Onto Innovation, Inc.†	14,036	$3,629,429
Semtech Corp.†	11,844	1,395,460
Silicon Motion Technology Corp. ADR	15,951	4,045,173
Tower Semiconductor, Ltd.†	9,078	1,994,164
		29,872,010
Software — 3.6%
HeartFlow, Inc.†	48,821	1,231,754
Hinge Health, Inc., Class A†	23,338	1,743,582
JFrog, Ltd.†	62,891	5,018,073
Manhattan Associates, Inc.†	9,665	1,849,494
		9,842,903
Telecommunications — 1.5%
A10 Networks, Inc.	59,329	1,754,360
Viavi Solutions, Inc.†	58,855	2,174,692
		3,929,052
Transportation — 3.0%
Knight-Swift Transportation Holdings, Inc.	57,967	4,030,446
Saia, Inc.†	11,551	4,015,474
		8,045,920
TOTAL INVESTMENTS (cost $225,573,945)(1)	98.7%	266,578,774
Other assets less liabilities	1.3	3,567,140
NET ASSETS	100.0%	$270,145,914

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$266,578,774	$—	$—	$266,578,774

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Janus Focused Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.1%
Aerospace/Defense — 5.6%
Boeing Co.†	40,367	$8,724,923
Howmet Aerospace, Inc.	65,763	18,562,265
		27,287,188
Biotechnology — 2.4%
Argenx SE ADR†	9,291	7,932,841
Revolution Medicines, Inc.†	20,107	3,770,666
		11,703,507
Computers — 5.3%
Apple, Inc.	30,456	9,408,163
Lumentum Holdings, Inc.†	23,203	16,565,550
		25,973,713
Diversified Financial Services — 1.6%
Mastercard, Inc., Class A	13,264	7,601,598
Electrical Components & Equipment — 3.9%
Eaton Corp. PLC	46,431	19,278,151
Entertainment — 1.4%
DraftKings, Inc., Class A†	301,306	7,074,665
Health Care-Products — 3.0%
Danaher Corp.	51,191	9,981,221
Medline, Inc., Class A†	123,898	4,866,714
		14,847,935
Health Care-Services — 2.7%
UnitedHealth Group, Inc.	31,549	13,073,906
Internet — 24.1%
Alphabet, Inc., Class C	114,743	40,923,091
Amazon.com, Inc.†	131,359	35,674,477
DoorDash, Inc., Class A†	37,822	7,419,164
MercadoLibre, Inc.†	6,118	11,489,298
Meta Platforms, Inc., Class A	20,109	11,194,881
Robinhood Markets, Inc., Class A†	68,685	5,945,374
Shopify, Inc., Class A†	42,532	4,982,624
		117,628,909
Machinery-Construction & Mining — 3.0%
GE Vernova, Inc.	15,022	14,876,136
Media — 0.8%
Space Exploration Technologies Corp., Class A†	37,349	4,047,511
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 4.7%
Eli Lilly & Co.	14,306	$16,435,305
Madrigal Pharmaceuticals, Inc.†	7,068	3,303,018
Vaxcyte, Inc.†	57,788	3,125,175
		22,863,498
Retail — 1.0%
Ferguson Enterprises, Inc.	19,904	4,664,104
Semiconductors — 28.1%
Advanced Micro Devices, Inc.†	18,433	8,776,873
Broadcom, Inc.	78,913	30,719,252
Lam Research Corp.	50,886	14,910,616
NVIDIA Corp.	312,969	62,828,527
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	49,982	20,205,224
		137,440,492
Software — 10.5%
Datadog, Inc., Class A†	39,000	10,450,830
Microsoft Corp.	38,435	17,861,513
Oracle Corp.	137,825	17,899,333
Palantir Technologies, Inc., Class A†	39,658	4,880,313
		51,091,989
Total Long-Term Investment Securities (cost $307,829,003)		479,453,302
SHORT-TERM INVESTMENTS — 2.0%
Commercial Paper — 2.0%
Victory Receivables Corp.
3.65%, 08/03/2026 (cost $9,897,993)	$9,900,000	9,896,970
TOTAL INVESTMENTS (cost $317,726,996)(1)	100.1%	489,350,272
Other assets less liabilities	(0.1)	(644,992)
NET ASSETS	100.0%	$488,705,280

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$479,453,302	$—	$—	$479,453,302
Short-Term Investments	—	9,896,970	—	9,896,970
Total Investments at Value	$479,453,302	$9,896,970	$—	$489,350,272

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 60.1%
Advertising — 0.1%
Omnicom Group, Inc.	3,356	$264,117
Publicis Groupe SA	360	38,330
		302,447
Aerospace/Defense — 1.5%
Airbus SE	921	215,303
BAE Systems PLC	4,637	131,097
CSG NV†	241	4,589
Dassault Aviation SA	28	9,640
Elbit Systems, Ltd.	40	32,274
General Dynamics Corp.	795	304,819
Hanwha Aerospace Co., Ltd.	422	270,307
Howmet Aerospace, Inc.	4,153	1,172,226
IHI Corp.	1,700	29,905
Kawasaki Heavy Industries, Ltd.	1,300	22,404
Kongsberg Gruppen ASA	688	21,512
Leonardo SpA	633	40,316
Melrose Industries PLC	1,873	11,504
MTU Aero Engines AG	79	33,002
Northrop Grumman Corp.	866	469,788
Rheinmetall AG	74	97,341
Rolls-Royce Holdings PLC	13,114	260,399
RTX Corp.	2,804	603,477
Saab AB, Class B	592	37,207
Safran SA	6,161	2,412,659
Singapore Technologies Engineering, Ltd.	2,600	20,393
Thales SA	151	42,864
		6,243,026
Agriculture — 0.4%
British American Tobacco PLC	11,027	669,459
Imperial Brands PLC	1,244	47,218
Japan Tobacco, Inc.	1,800	80,208
Philip Morris International, Inc.	4,312	822,816
Wilmar International, Ltd.	3,200	9,812
		1,629,513
Airlines — 0.1%
ANA Holdings, Inc.	300	5,853
International Consolidated Airlines Group SA	5,030	29,365
Japan Airlines Co., Ltd.	200	3,706
Qantas Airways, Ltd.	1,169	8,136
Singapore Airlines, Ltd.	2,100	12,617
Southwest Airlines Co.	5,723	257,363
		317,040
Apparel — 0.3%
Asics Corp.	10,400	306,995
Columbia Sportswear Co.	3,732	221,606
Hermes International S.C.A.	55	97,370
Kering SA	120	39,833
Kontoor Brands, Inc.	2,110	176,691
LPP SA	3	17,439
LVMH Moet Hennessy Louis Vuitton SE	1,045	573,023
		1,432,957
Auto Manufacturers — 1.2%
Bayerische Motoren Werke AG	542	37,104
Daimler Truck Holding AG	785	44,324
Dr. Ing. h.c. F. Porsche AG (Preference Shares)	175	8,550
Ferrari NV	976	383,367
Honda Motor Co., Ltd.	6,000	60,656
Isuzu Motors, Ltd.	900	13,568
Security Description	Shares or Principal Amount	Value

Auto Manufacturers (continued)
Kia Corp.	4,138	$383,527
Mercedes-Benz Group AG	1,125	60,678
Nissan Motor Co., Ltd.†	3,600	7,623
Stellantis NV†	3,135	17,990
Subaru Corp.	700	11,818
Suzuki Motor Corp.	2,800	36,785
Tesla, Inc.†	4,676	1,455,218
Toyota Motor Corp.	44,100	837,862
Volkswagen AG (Preference Shares)	327	28,180
Volvo AB, Class A	301	11,541
Volvo AB, Class B	39,727	1,519,432
		4,918,223
Auto Parts & Equipment — 0.3%
Aisin Corp.	900	12,544
Bridgestone Corp.	1,700	42,427
Cie Generale des Etablissements Michelin SCA	1,039	41,962
Continental AG	187	15,495
Denso Corp.	2,800	34,485
Niterra Co., Ltd.	300	17,523
Sumitomo Electric Industries, Ltd.	67,500	978,750
		1,143,186
Banks — 5.3%
AIB Group PLC	3,278	38,821
ANZ Group Holdings, Ltd.	4,749	124,249
Banca Mediolanum SpA	231	6,187
Banca Monte dei Paschi di Siena SpA	3,059	40,905
Banco Bilbao Vizcaya Argentaria SA	8,827	247,124
Banco BPM SpA	1,905	34,731
Banco Santander SA	22,711	320,820
Bank Hapoalim BM	2,038	49,588
Bank Leumi Le-Israel BM	2,339	55,427
Bank of America Corp.	20,833	1,290,604
Bank Polska Kasa Opieki SA	330	21,678
Barclays PLC	20,920	144,013
BAWAG Group AG*	121	24,367
BNP Paribas SA	1,588	201,319
BPER Banca SpA	2,381	38,736
CaixaBank SA	5,550	80,425
Chiba Bank, Ltd.	1,200	19,613
Commerzbank AG	1,022	44,445
Commonwealth Bank of Australia	2,650	329,548
Computershare, Ltd.	873	25,171
Credit Agricole SA	1,752	39,007
Danske Bank A/S	8,185	471,092
DBS Group Holdings, Ltd.	23,380	1,347,976
Deutsche Bank AG	2,975	109,353
DNB Bank ASA	1,110	35,715
Erst Bank Polska SA	59	11,605
Erste Group Bank AG	466	60,416
Fifth Third Bancorp	7,566	427,479
FinecoBank Banca Fineco SpA	963	26,380
First Citizens BancShares, Inc., Class A	98	214,292
Goldman Sachs Group, Inc.	423	430,775
HDFC Bank, Ltd. ADR	26,065	623,735
HSBC Holdings PLC	27,096	581,318
ING Bank Slaski SA	45	5,336
ING Groep NV	4,548	159,020
Intesa Sanpaolo SpA	24,170	182,763
Israel Discount Bank, Ltd., Class A	1,949	20,374
Japan Post Bank Co., Ltd.	2,800	54,166
KBC Group NV	395	56,934

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Lloyds Banking Group PLC	92,457	$143,258
M&T Bank Corp.	1,862	458,592
Macquarie Group, Ltd.	573	102,087
Mediobanca Banca di Credito Finanziario SpA	179	5,778
Mitsubishi UFJ Financial Group, Inc.	79,800	1,789,070
Mizrahi Tefahot Bank, Ltd.	222	16,547
Mizuho Financial Group, Inc.	3,940	203,993
Morgan Stanley	8,209	1,727,338
National Australia Bank, Ltd.	4,837	140,781
National Bank of Greece SA	17,502	325,386
NatWest Group PLC	72,001	682,386
Nordea Bank Abp	5,113	103,239
Oversea-Chinese Banking Corp., Ltd.	5,300	120,462
Powszechna Kasa Oszczednosci Bank Polski SA	1,350	40,433
Raiffeisen Bank International AG	203	13,937
Regions Financial Corp.	6,082	188,238
Resona Holdings, Inc.	3,700	50,709
Royal Bank of Canada	3,434	718,743
Skandinaviska Enskilda Banken AB, Class A	2,113	49,541
Skandinaviska Enskilda Banken AB, Class C	32	763
Societe Generale SA	1,036	97,282
Standard Chartered PLC	15,480	457,567
State Street Corp.	2,782	512,333
Sumitomo Mitsui Financial Group, Inc.	6,000	257,562
Sumitomo Mitsui Trust Group, Inc.	4,800	49,997
Svenska Handelsbanken AB, Class A	2,185	33,374
Svenska Handelsbanken AB, Class B	56	1,369
Swedbank AB, Class A	1,479	59,245
UBS Group AG	4,726	249,167
UniCredit SpA	14,020	1,324,432
United Overseas Bank, Ltd.	2,000	67,730
US Bancorp	14,604	920,198
Wells Fargo & Co.	36,258	3,134,504
Westpac Banking Corp.	5,382	142,698
Yokohama Financial Group, Inc.	1,900	21,739
		22,205,985
Beverages — 0.1%
Anheuser-Busch InBev SA	1,531	132,388
Asahi Group Holdings, Ltd.	2,200	23,040
Budweiser Brewing Co. APAC, Ltd.*	3,100	2,603
Carlsberg A/S, Class B	145	21,337
Coca-Cola Europacific Partners PLC	334	36,560
Coca-Cola HBC AG	317	21,412
Diageo PLC	3,504	77,137
Heineken Holding NV	203	17,045
Heineken NV	434	39,244
Kirin Holdings Co., Ltd.	1,400	25,950
Pernod Ricard SA	311	24,432
Suntory Beverage & Food, Ltd.	100	2,888
		424,036
Biotechnology — 0.5%
3SBio, Inc.*	3,500	7,467
Alnylam Pharmaceuticals, Inc.†	480	98,650
Argenx SE†	39	33,421
Argenx SE†	60	51,418
BioNTech SE ADR†	174	15,761
CSL, Ltd.	763	66,100
Genmab A/S†	93	26,792
Insmed, Inc.†	2,460	242,556
Regeneron Pharmaceuticals, Inc.	947	722,211
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Swedish Orphan Biovitrum AB†	264	$13,142
Vertex Pharmaceuticals, Inc.†	1,298	619,276
		1,896,794
Building Materials — 0.7%
AGC, Inc.	300	11,299
Amrize, Ltd.†	781	38,352
Cie de Saint-Gobain SA	714	67,101
Daikin Industries, Ltd.	500	72,475
Geberit AG	53	34,908
Hayward Holdings, Inc.†	17,025	257,588
Heidelberg Materials AG	211	39,224
Holcim AG	791	72,297
Kingspan Group PLC	243	22,537
Martin Marietta Materials, Inc.	343	180,123
Mitsubishi Electric Corp.	3,200	116,645
Mohawk Industries, Inc.†	1,609	198,068
Nibe Industrier AB, Class B	2,585	10,364
Sika AG	252	56,727
Svenska Cellulosa AB SCA, Class B	722	8,207
Trane Technologies PLC	2,899	1,318,900
Vulcan Materials Co.	1,460	392,112
		2,896,927
Chemicals — 0.5%
Air Liquide SA	3,383	666,245
Asahi Kasei Corp.	2,200	23,715
BASF SE	1,415	82,262
DSM-Firmenich AG	353	38,214
Ecolab, Inc.	1,486	412,558
EMS-Chemie Holding AG	12	12,138
Givaudan SA	13	51,962
ICL Group, Ltd.	1,138	5,850
Mitsubishi Chemical Group Corp.	2,000	14,718
Nippon Paint Holdings Co., Ltd.	1,300	9,823
Nippon Sanso Holdings Corp.	300	10,917
Nitto Denko Corp.	900	18,740
Novonesis (Novozymes), Class B	4,586	298,584
PPG Industries, Inc.	1,949	215,404
Resonac Holdings Corp.	300	25,032
Shin-Etsu Chemical Co., Ltd.	3,000	107,705
Syensqo SA	111	9,847
Toray Industries, Inc.	2,000	14,396
Yara International ASA	256	12,056
		2,030,166
Commercial Services — 1.1%
Adyen NV*†	46	46,662
Affirm Holdings, Inc.†	3,342	238,986
Booz Allen Hamilton Holding Corp.	3,134	218,502
Brambles, Ltd.	2,162	29,729
Bureau Veritas SA	522	16,669
Corpay, Inc.†	1,114	425,671
Dai Nippon Printing Co., Ltd.	700	12,747
Experian PLC	1,430	54,230
Intertek Group PLC	250	19,707
Paylocity Holding Corp.†	1,162	160,234
Quanta Services, Inc.	662	441,792
Recruit Holdings Co., Ltd.	6,800	534,515
RELX PLC	2,812	99,095
RELX PLC	10,603	374,525
Rentokil Initial PLC	3,994	18,552
S&P Global, Inc.	594	244,686
Secom Co., Ltd.	700	30,106

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Securitas AB, Class B	833	$13,392
SGS SA	269	31,880
TOPPAN Holdings, Inc.	400	11,315
TransUnion	3,753	295,061
Transurban Group	4,939	51,373
United Rentals, Inc.	952	1,027,456
Verisure PLC†	387	4,813
WillScot Holdings Corp.	15,113	366,944
Wise Group PLC, Class A†	1,026	12,307
Wolters Kluwer NV	355	27,777
		4,808,726
Computers — 3.2%
Accenture PLC, Class A	2,007	333,001
Apple, Inc.	27,209	8,405,132
CACI International, Inc., Class A†	176	87,604
Capgemini SE	265	31,554
Crowdstrike Holdings, Inc., Class A†	5,629	1,074,351
Fujitsu, Ltd.	2,800	64,838
Hewlett Packard Enterprise Co.	14,455	692,395
International Business Machines Corp.	1,113	248,923
Lumentum Holdings, Inc.†	228	162,778
NEC Corp.	2,000	59,685
Nomura Research Institute, Ltd.	700	20,603
Obic Co., Ltd.	500	14,103
Okta, Inc.†	1,173	166,484
Otsuka Corp.	400	8,238
Sandisk Corp.†	99	120,268
Western Digital Corp.	3,288	1,791,434
		13,281,391
Cosmetics/Personal Care — 0.3%
Beiersdorf AG	168	15,647
e.l.f. Beauty, Inc.†	3,179	263,507
Essity AB, Class A	32	935
Essity AB, Class B	987	28,729
Haleon PLC	14,037	68,680
Kao Corp.	1,200	24,635
L'Oreal SA	383	170,748
Procter & Gamble Co.	2,071	299,239
Shiseido Co., Ltd.	500	9,881
Unicharm Corp.	1,700	10,744
Unilever PLC	3,445	218,801
		1,111,546
Distribution/Wholesale — 0.3%
Bunzl PLC	493	18,613
D'ieteren Group	33	6,840
ITOCHU Corp.	39,300	493,811
Marubeni Corp.	2,600	85,159
Mitsubishi Corp.	5,800	174,329
Mitsui & Co., Ltd.	4,100	125,916
SGH, Ltd.	315	9,767
Sumitomo Corp.	8,000	84,155
Toyota Tsusho Corp.	1,200	50,299
		1,048,889
Diversified Financial Services — 2.4%
American Express Co.	6,656	2,238,080
Amundi SA*	103	11,222
Andersen Group, Inc., Class A†	2,674	126,560
ASX, Ltd.	306	11,817
Capital One Financial Corp.	3,999	835,831
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Charles Schwab Corp.	8,627	$907,905
Daiwa Securities Group, Inc.	2,200	24,754
Deutsche Boerse AG	567	171,498
Hong Kong Exchanges & Clearing, Ltd.	8,300	432,628
Interactive Brokers Group, Inc., Class A	3,000	263,970
Japan Exchange Group, Inc.	1,500	20,443
Julius Baer Group, Ltd.	338	29,673
London Stock Exchange Group PLC	697	78,866
Mastercard, Inc., Class A	8,006	4,588,239
Mitsubishi HC Capital, Inc.	900	8,340
Nomura Holdings, Inc.	4,600	44,357
Nordnet AB	251	9,619
ORIX Corp.	1,800	72,498
Raymond James Financial, Inc.	1,259	221,559
Rocket Cos., Inc., Class A†	7,927	102,258
SBI Holdings, Inc.	1,000	19,131
Schroders PLC	1,352	10,725
Singapore Exchange, Ltd.	1,400	26,719
		10,256,692
Electric — 1.6%
Chubu Electric Power Co., Inc.	1,200	20,861
CLP Holdings, Ltd.	3,000	29,884
E.ON SE	3,502	75,623
EDP Renewables SA	399	6,194
EDP SA	4,380	22,585
Elia Group SA	79	11,339
Endesa SA	490	23,938
Enel SpA	12,004	135,635
Engie SA	26,691	834,661
Entergy Corp.	3,351	360,635
Fortum Oyj	688	15,626
Iberdrola SA	23,916	568,821
Kansai Electric Power Co., Inc.	1,600	24,572
Meridian Energy, Ltd.	2,072	6,960
National Grid PLC	7,818	125,095
NextEra Energy, Inc.	36,099	3,137,725
Origin Energy, Ltd.	2,716	20,541
Orsted A/S*†	723	16,145
PG&E Corp.	14,224	247,213
Power Assets Holdings, Ltd.	1,500	11,299
Public Service Enterprise Group, Inc.	1,724	132,196
RWE AG	1,057	69,704
Southern Co.	4,543	429,495
SSE PLC	1,848	58,212
Terna - Rete Elettrica Nazionale	2,215	25,487
Verbund AG	96	6,589
Xcel Energy, Inc.	5,284	413,209
		6,830,244
Electrical Components & Equipment — 0.7%
ABB, Ltd.	2,460	242,705
AMETEK, Inc.	1,421	343,470
Eaton Corp. PLC	2,669	1,108,169
Fujikura, Ltd.	2,600	66,440
Furukawa Electric Co., Ltd.	1,000	19,105
Legrand SA	3,461	522,398
Prysmian SpA	451	62,425
Schneider Electric SE	853	286,350
Universal Display Corp.	895	71,743
		2,722,805
Electronics — 0.5%
Amphenol Corp., Class A	4,779	767,985

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
Assa Abloy AB, Class B	1,660	$61,542
Emerson Electric Co.	2,448	366,759
Halma PLC	606	29,210
Hoya Corp.	500	76,647
Ibiden Co., Ltd.	400	40,174
Jabil, Inc.	1,068	336,474
Kyocera Corp.	2,000	45,667
Minebea Mitsumi, Inc.	600	13,694
Murata Manufacturing Co., Ltd.	6,600	307,905
Sartorius AG (Preference Shares)	48	12,080
SCREEN Holdings Co., Ltd.	300	22,992
Shimadzu Corp.	400	10,194
TDK Corp.	3,000	58,868
Vicor Corp.†	474	98,294
Yokogawa Electric Corp.	400	14,285
		2,262,770
Energy-Alternate Sources — 0.0%
Vestas Wind Systems A/S	1,551	41,726
Engineering & Construction — 0.3%
Ackermans & van Haaren NV	34	10,566
ACS Actividades de Construccion y Servicios SA	347	44,255
Aena SME SA*	1,158	35,874
Auckland International Airport, Ltd.	2,431	12,446
Bouygues SA	320	18,023
Cellnex Telecom SA*	874	27,083
CK Infrastructure Holdings, Ltd.	1,000	7,987
Comfort Systems USA, Inc.	244	422,044
Ferrovial NV	785	51,885
HOCHTIEF AG	25	12,775
Kajima Corp.	700	23,430
Keppel, Ltd.	2,500	22,383
MasTec, Inc.†	703	184,959
Obayashi Corp.	8,000	157,470
Shimizu Corp.	800	11,839
Skanska AB, Class B	514	14,430
Taisei Corp.	200	16,256
Vinci SA	774	109,584
		1,183,289
Entertainment — 0.1%
Aristocrat Leisure, Ltd.	955	43,129
Evolution AB*†	205	15,774
Genting Singapore, Ltd.	7,500	3,710
Live Nation Entertainment, Inc.†	1,194	207,911
Lottery Corp., Ltd.	3,509	13,836
Oriental Land Co., Ltd.	1,800	35,807
Toho Co., Ltd.	1,000	9,575
Universal Music Group NV	1,464	24,271
Warner Music Group Corp., Class A	5,960	154,722
		508,735
Food — 0.8%
Aeon Co., Ltd.	4,300	36,913
Ajinomoto Co., Inc.	11,100	341,940
Axfood AB	186	4,760
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	2	23,058
Coles Group, Ltd.	2,110	35,708
Danone SA	1,011	78,755
Dino Polska SA*†	755	6,465
J Sainsbury PLC	2,701	13,079
Security Description	Shares or Principal Amount	Value

Food (continued)
Jeronimo Martins SGPS SA	434	$8,692
Kerry Group PLC, Class A	224	21,467
Kesko Oyj, Class A	151	3,684
Kesko Oyj, Class B	425	10,619
Kikkoman Corp.	1,500	15,482
Koninklijke Ahold Delhaize NV	1,352	53,361
Lotus Bakeries NV	1	12,859
Mondelez International, Inc., Class A	12,414	773,516
Mowi ASA	708	15,139
Nestle SA	9,454	944,219
Orkla ASA	1,159	12,892
Performance Food Group Co.†	4,127	472,088
Post Holdings, Inc.†	3,384	309,331
Salmar ASA	126	6,856
Seven & i Holdings Co., Ltd.	3,300	43,745
Tesco PLC	10,017	65,976
Toyo Suisan Kaisha, Ltd.	200	12,981
WH Group, Ltd.*	12,684	13,679
Woolworths Group, Ltd.	1,925	53,901
		3,391,165
Food Service — 0.2%
Compass Group PLC	28,553	906,476
Forest Products & Paper — 0.0%
UPM-Kymmene Oyj	831	22,703
Gas — 0.0%
Centrica PLC	7,276	15,196
Hong Kong & China Gas Co., Ltd.	16,530	14,826
Naturgy Energy Group SA	228	7,614
Osaka Gas Co., Ltd.	600	20,758
Snam SpA	3,243	21,994
		80,388
Hand/Machine Tools — 0.0%
Fuji Electric Co., Ltd.	200	17,534
Makita Corp.	300	9,618
NIDEC Corp.†	1,700	27,257
Schindler Holding AG	33	10,103
Schindler Holding AG (Participation Certificate)	65	20,475
Techtronic Industries Co., Ltd.	2,500	42,207
		127,194
Health Care-Products — 1.2%
Alcon AG	775	53,246
Boston Scientific Corp.†	2,558	119,535
Coloplast A/S, Class B	228	15,067
Danaher Corp.	943	183,866
Edwards Lifesciences Corp.†	11,160	960,541
EssilorLuxottica SA	462	87,822
Fisher & Paykel Healthcare Corp., Ltd.	868	20,793
FUJIFILM Holdings Corp.	1,900	45,043
GE HealthCare Technologies, Inc.	950	64,619
Intuitive Surgical, Inc.†	293	103,526
Koninklijke Philips NV	1,277	33,620
Lifco AB, Class B	357	12,144
Medtronic PLC	8,406	717,788
Natera, Inc.†	1,167	312,476
Olympus Corp.	1,700	19,370
Sartorius Stedim Biotech	43	8,339
Siemens Healthineers AG*	574	24,376
Smith & Nephew PLC	1,376	21,606
Straumann Holding AG	170	21,014
Stryker Corp.	3,942	1,283,909

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Products (continued)
Terumo Corp.	2,400	$34,909
Thermo Fisher Scientific, Inc.	1,520	872,936
		5,016,545
Health Care-Services — 0.7%
Cigna Group	1,730	482,756
Fresenius SE & Co. KGaA	726	37,298
HCA Healthcare, Inc.	744	299,527
IQVIA Holdings, Inc.†	2,241	526,680
Labcorp Holdings, Inc.	1,242	384,026
Lonza Group AG	113	78,572
Sonic Healthcare, Ltd.	731	11,242
UnitedHealth Group, Inc.	2,640	1,094,016
Wuxi Biologics Cayman, Inc.*†	5,500	27,199
		2,941,316
Holding Companies-Diversified — 0.0%
Jardine Matheson Holdings, Ltd.	400	26,512
Home Builders — 0.0%
Daiwa House Industry Co., Ltd.	900	26,407
Sekisui House, Ltd.	1,500	32,900
		59,307
Home Furnishings — 0.3%
Midea Group Co., Ltd.	22,800	289,031
Panasonic Holdings Corp.	3,600	95,067
Somnigroup International, Inc.	1,165	76,109
Sony Group Corp.	35,800	838,477
		1,298,684
Household Products/Wares — 0.0%
Henkel AG & Co. KGaA	167	13,699
Henkel AG & Co. KGaA (Preference Shares)	268	23,385
Reckitt Benckiser Group PLC	1,020	71,999
		109,083
Insurance — 2.4%
Admiral Group PLC	363	18,449
Ageas SA	310	25,681
AIA Group, Ltd.	51,200	518,495
Allianz SE	604	301,471
Aon PLC, Class A	3,819	1,376,940
Arthur J. Gallagher & Co.	3,003	749,008
Aviva PLC	4,778	44,698
AXA SA	2,587	134,207
Berkshire Hathaway, Inc., Class B†	2,031	1,038,938
Chubb, Ltd.	642	225,137
Dai-ichi Life Group, Inc.	5,700	68,329
Generali	1,380	69,992
Gjensidige Forsikring ASA	275	8,213
Hannover Rueck SE	107	30,937
Insurance Australia Group, Ltd.	3,763	22,451
Japan Post Holdings Co., Ltd.	2,600	38,792
Japan Post Insurance Co., Ltd.	900	10,035
Kinsale Capital Group, Inc.	688	245,217
Legal & General Group PLC	8,857	35,837
Loews Corp.	3,399	394,318
M&G PLC	3,313	15,987
Marsh & McLennan Cos., Inc.	1,291	244,890
Medibank Private, Ltd.	4,341	15,785
MGIC Investment Corp.	10,262	308,270
MS&AD Insurance Group Holdings, Inc.	2,200	68,151
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Muenchener Rueckversicherungs-Gesellschaft AG	2,041	$1,229,754
NN Group NV	415	39,035
Phoenix Financial, Ltd.	342	19,264
Powszechny Zaklad Ubezpieczen SA	793	15,085
Progressive Corp.	3,965	838,280
Prudential PLC	3,966	59,555
QBE Insurance Group, Ltd.	2,380	41,415
Sampo Oyj, Class A	3,916	43,470
Sompo Holdings, Inc.	1,400	62,267
Standard Life PLC	1,180	14,671
Storebrand ASA	619	13,159
Suncorp Group, Ltd.	1,702	22,982
Swiss Life Holding AG	45	53,162
Swiss Re AG	449	74,901
T&D Holdings, Inc.	700	22,267
Talanx AG	105	13,970
Tokio Marine Holdings, Inc.	22,100	1,128,003
Travelers Cos., Inc.	705	263,924
Tryg A/S	486	11,603
Zurich Insurance Group AG	236	179,816
		10,156,811
Internet — 6.7%
Alibaba Group Holding, Ltd.	31,800	485,728
Allegro.eu SA*†	1,397	16,896
Alphabet, Inc., Class A	18,215	6,486,908
Alphabet, Inc., Class C	12,453	4,441,362
Amazon.com, Inc.†	31,791	8,633,800
AppLovin Corp., Class A†	635	251,397
Booking Holdings, Inc.	3,972	766,199
CDW Corp.	1,856	274,335
DoorDash, Inc., Class A†	3,840	753,254
LY Corp.	4,200	11,804
M3, Inc.	700	7,826
MercadoLibre, Inc.†	117	219,720
Meta Platforms, Inc., Class A	6,638	3,695,441
Netflix, Inc.†	7,820	560,772
Palo Alto Networks, Inc.†	1,883	624,836
Prosus NV	1,759	81,218
Rakuten Group, Inc.†	2,500	13,005
Robinhood Markets, Inc., Class A†	2,322	200,992
Tencent Holdings, Ltd.	8,900	539,716
		28,065,209
Investment Companies — 0.1%
EXOR NV	85	6,852
Groupe Bruxelles Lambert NV	107	9,697
HAL Trust	56	10,640
Industrivarden AB, Class A	173	9,972
Industrivarden AB, Class C	269	15,409
Investment AB Latour, Class B	38	800
Investor AB, Class A	895	38,028
Investor AB, Class B	2,876	124,320
Itausa SA (Preference Shares)	135,261	368,762
L E Lundbergforetagen AB, Class B	118	7,080
Sofina SA	9	2,555
Washington H. Soul Pattinson & Co., Ltd.	400	13,020
		607,135
Iron/Steel — 0.1%
ArcelorMittal SA	664	46,548
BlueScope Steel, Ltd.	691	15,896
Carpenter Technology Corp.	319	165,772
Evraz PLC†(1)	1,200	0

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Iron/Steel (continued)
Fortescue, Ltd.	2,499	$32,608
JFE Holdings, Inc.	1,100	12,582
Nippon Steel Corp.	8,100	32,921
SSAB AB, Class A	340	3,581
SSAB AB, Class B	920	9,685
		319,593
Leisure Time — 0.1%
Amadeus IT Group SA	651	40,463
Royal Caribbean Cruises, Ltd.	603	191,935
Shimano, Inc.	200	25,290
Yamaha Motor Co., Ltd.	1,600	13,519
		271,207
Lodging — 0.2%
Galaxy Entertainment Group, Ltd.	4,000	17,459
Hilton Worldwide Holdings, Inc.	818	262,161
InterContinental Hotels Group PLC	237	38,315
Marriott International, Inc., Class A	1,868	696,446
Sands China, Ltd.	3,600	6,764
		1,021,145
Machinery-Construction & Mining — 0.3%
BWX Technologies, Inc.	1,133	191,137
Caterpillar, Inc.	145	118,148
Epiroc AB, Class A	981	25,145
Epiroc AB, Class B	614	13,479
Hitachi Construction Machinery Co., Ltd.	100	3,353
Hitachi, Ltd.	7,100	235,646
Innio NV†	6,598	161,123
Komatsu, Ltd.	1,400	61,733
Metso Oyj	1,106	20,605
Mitsubishi Heavy Industries, Ltd.	5,300	124,125
Sandvik AB	1,623	60,841
Siemens Energy AG	1,280	217,635
Weir Group PLC	408	14,526
XCMG Construction Machinery Co., Ltd., Class A	110,700	147,359
		1,394,855
Machinery-Diversified — 1.0%
ANDRITZ AG	101	9,559
Atlas Copco AB, Class A	17,587	372,239
Atlas Copco AB, Class B	2,460	45,539
Beijer Ref AB	650	9,162
Daifuku Co., Ltd.	600	22,130
Deere & Co.	1,106	655,493
Dover Corp.	4,456	911,787
Ebara Corp.	700	23,819
FANUC Corp.	1,400	55,947
Gates Industrial Corp., Ltd.†	6,170	172,636
Hexagon AB, Class B	3,321	32,714
Keyence Corp.	2,100	1,055,294
Kone Oyj, Class B	530	30,631
Kubota Corp.	1,700	28,866
Middleby Corp.†	1,603	214,129
Midera Food Processing, Inc.†	2,242	107,504
Rockwell Automation, Inc.	398	191,072
SMC Corp.	100	42,915
Spirax Group PLC	112	10,506
Wartsila OYJ Abp	763	25,884
Yaskawa Electric Corp.	400	11,941
		4,029,767
Security Description	Shares or Principal Amount	Value

Media — 0.7%
Informa PLC	1,834	$21,930
Nexstar Media Group, Inc.	1,576	300,275
Pearson PLC	959	16,244
Space Exploration Technologies Corp., Class A†	5,076	550,086
Walt Disney Co.	20,698	1,990,941
		2,879,476
Metal Fabricate/Hardware — 0.0%
SKF AB, Class B	675	18,316
Tenaris SA	496	14,219
		32,535
Mining — 0.6%
Anglo American PLC	1,579	79,739
Antofagasta PLC	546	27,039
BHP Group, Ltd.	8,012	337,500
Boliden AB	463	23,261
Evolution Mining, Ltd.	3,213	25,315
Fresnillo PLC	291	9,753
Glencore PLC	15,018	109,799
Gold Fields, Ltd. ADR	3,556	115,285
JX Advanced Metals Corp.	900	20,831
KGHM Polska Miedz SA	214	17,625
Mitsui Kinzoku Co., Ltd.	100	18,810
Norsk Hydro ASA	2,021	18,478
Northern Star Resources, Ltd.	2,214	30,868
Rio Tinto PLC	11,620	1,138,752
Rio Tinto, Ltd.	587	70,607
South32, Ltd.	7,139	22,647
Sumitomo Metal Mining Co., Ltd.	400	20,152
Zijin Gold International Co., Ltd.	600	8,998
Zijin Mining Group Co., Ltd.	72,000	304,236
		2,399,695
Miscellaneous Manufacturing — 0.7%
3M Co.	5,145	906,961
Alfa Laval AB	461	27,293
Fabrinet†	424	184,614
Indutrade AB	420	10,529
ITT, Inc.	1,605	314,548
Orica, Ltd.	769	12,528
Siemens AG	3,378	1,101,186
Smiths Group PLC	478	17,053
Teledyne Technologies, Inc.†	341	223,549
Trelleborg AB, Class B	299	13,290
		2,811,551
Office/Business Equipment — 0.0%
Canon, Inc.	1,200	33,299
Oil & Gas — 1.5%
Aker BP ASA	482	17,312
Bollore SE	717	3,202
BP PLC	24,264	183,328
Canadian Natural Resources, Ltd.	4,912	233,993
Chevron Corp.	2,157	424,562
ConocoPhillips	9,580	1,154,199
ENEOS Holdings, Inc.	4,200	35,083
Eni SpA	2,958	82,267
EOG Resources, Inc.	4,635	689,178
EQT Corp.	4,377	233,250
Equinor ASA	1,236	50,803
ExxonMobil Holdings Corp.	1,380	214,507
Galp Energia SGPS SA	714	16,349

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Oil & Gas (continued)
Idemitsu Kosan Co., Ltd.	1,400	$11,537
Inpex Corp.	1,400	32,085
Neste Oyj	675	23,997
OMV AG	226	16,535
Orlen SA	916	36,311
Repsol SA	1,742	53,570
Santos, Ltd.	4,853	26,899
Shell PLC	56,514	2,593,604
TotalEnergies SE	3,339	296,574
Var Energi ASA	1,282	6,503
Woodside Energy Group, Ltd.	2,991	69,834
		6,505,482
Oil & Gas Services — 0.6%
Baker Hughes Co.	37,274	2,254,704
TechnipFMC PLC	3,572	255,970
		2,510,674
Packaging & Containers — 0.2%
Packaging Corp. of America	1,227	301,646
Silgan Holdings, Inc.	5,316	212,534
Smurfit WestRock PLC	5,331	245,066
Stora Enso Oyj, Class R	930	10,667
		769,913
Pharmaceuticals — 3.2%
AbbVie, Inc.	9,511	2,386,689
Astellas Pharma, Inc.	2,900	39,883
AstraZeneca PLC	2,444	417,112
Bayer AG	1,446	80,138
Bristol-Myers Squibb Co.	8,672	566,368
Cencora, Inc.	2,355	733,206
Chugai Pharmaceutical Co., Ltd.	1,000	43,409
Daiichi Sankyo Co., Ltd.	2,700	43,338
Eisai Co., Ltd.	400	12,072
Eli Lilly & Co.	1,589	1,825,507
Galderma Group AG	241	52,442
GSK PLC	6,355	164,549
Henry Schein, Inc.†	2,529	216,862
Johnson & Johnson	8,963	2,297,665
Kyowa Kirin Co., Ltd.	300	4,817
Merck & Co., Inc.	5,634	733,547
Merck KGaA	207	34,200
Neurocrine Biosciences, Inc.†	1,754	292,567
Novartis AG	5,846	912,607
Novo Nordisk A/S, Class B	16,040	755,765
Orion Oyj, Class A	42	3,931
Orion Oyj, Class B	172	16,180
Otsuka Holdings Co., Ltd.	800	55,704
Recordati Industria Chimica e Farmaceutica SpA	169	10,070
Rhythm Pharmaceuticals, Inc.†	1,157	114,832
Roche Holding AG	47	20,858
Roche Holding AG	2,373	1,037,551
Sandoz Group AG	653	53,242
Sanofi SA	1,755	150,981
Shionogi & Co., Ltd.	1,400	25,505
Sigma Healthcare, Ltd.	9,468	19,600
Sino Biopharmaceutical, Ltd.	15,000	9,630
Takeda Pharmaceutical Co., Ltd.	2,400	82,452
Teva Pharmaceutical Industries, Ltd.†	1,763	62,003
UCB SA	192	49,439
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
uniQure NV†	3,165	$138,089
VeraDermics, Inc.†	794	83,370
		13,546,180
Pipelines — 0.2%
APA Group	2,056	14,726
Kinder Morgan, Inc.	4,129	132,871
Williams Cos., Inc.	6,910	494,341
		641,938
Private Equity — 0.2%
3i Group PLC	1,517	58,703
Blackstone, Inc.	6,548	836,507
CapitaLand Investment, Ltd.	3,100	6,434
CVC Capital Partners PLC*	1,666	27,863
EQT AB	1,119	38,030
ICG PLC	458	11,647
Partners Group Holding AG	34	28,275
		1,007,459
Real Estate — 0.2%
Azrieli Group, Ltd.	66	8,810
CBRE Group, Inc., Class A†	2,278	334,433
CK Asset Holdings, Ltd.	3,500	21,373
CoStar Group, Inc.†	4,290	123,380
Daito Trust Construction Co., Ltd.	500	10,575
Fastighets AB Balder, Class B†	1,102	6,035
Henderson Land Development Co., Ltd.	2,000	7,254
Hulic Co., Ltd.	900	9,921
Mitsubishi Estate Co., Ltd.	1,900	45,981
Mitsui Fudosan Co., Ltd.	4,200	40,822
REA Group, Ltd.	81	9,171
Sagax AB, Class B	372	6,544
Sagax AB, Class D	150	523
Sino Land Co., Ltd.	8,000	10,925
Sumitomo Realty & Development Co., Ltd.	1,500	34,032
Sun Hung Kai Properties, Ltd.	2,000	31,466
Swire Pacific, Ltd., Class A	500	6,350
Swire Properties, Ltd.	1,000	3,052
Vonovia SE	1,428	34,666
Wharf Holdings, Ltd.	2,000	5,017
Wharf Real Estate Investment Co., Ltd.	2,000	6,787
		757,117
REITS — 0.8%
American Homes 4 Rent, Class A	7,372	246,372
AvalonBay Communities, Inc.	976	181,155
CapitaLand Ascendas REIT	6,572	13,178
CapitaLand Integrated Commercial Trust	9,827	19,091
CBL & Associates Properties, Inc.	5,513	323,668
Equinix, Inc.	155	157,988
Goodman Group	3,069	64,434
GPT Group	3,017	10,928
Host Hotels & Resorts, Inc.	3,372	84,738
Link REIT	4,000	19,966
Mid-America Apartment Communities, Inc.	2,599	343,952
Nippon Building Fund, Inc.	12	10,166
Prologis, Inc.	2,824	408,379
Public Storage	833	270,034
Rayonier, Inc.	7,468	162,653
Regency Centers Corp.	3,081	247,374
SBA Communications Corp.	928	167,950
Scentre Group	8,180	22,531
Segro PLC	1,952	25,451

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
Stockland	3,758	$11,304
Ventas, Inc.	8,112	758,553
Vicinity, Ltd.	5,711	10,748
		3,560,613
Retail — 2.5%
Associated British Foods PLC	469	13,186
AutoZone, Inc.†	526	1,586,548
Best Buy Co., Inc.	1,691	145,866
BJ's Wholesale Club Holdings, Inc.†	2,763	270,166
Burlington Stores, Inc.†	834	307,312
Carvana Co.†	2,131	132,889
Casey's General Stores, Inc.	353	307,463
Chipotle Mexican Grill, Inc.†	7,383	274,795
Cie Financiere Richemont SA, Class A	861	203,424
CK Hutchison Holdings, Ltd.	4,500	42,286
Darden Restaurants, Inc.	754	153,499
Fast Retailing Co., Ltd.	300	147,041
H & M Hennes & Mauritz AB, Class B	720	13,266
Industria de Diseno Textil SA	1,754	114,969
Jardine Cycle & Carriage, Ltd.	100	2,293
Lowe's Cos., Inc.	10,458	2,173,277
McDonald's Corp.	6,516	1,763,490
Moncler SpA	378	21,444
Next PLC	182	36,602
Nitori Holdings Co., Ltd.	700	11,170
Pan Pacific International Holdings Corp.	4,200	23,859
TJX Cos., Inc.	1,364	214,612
Tokyo Gas Co., Ltd.	500	19,559
Tractor Supply Co.	5,185	159,542
Walmart, Inc.	10,423	1,159,038
Wesfarmers, Ltd.	1,787	112,131
Yum China Holdings, Inc.	8,530	410,975
Yum! Brands, Inc.	4,286	656,958
Zensho Holdings Co., Ltd.	200	12,547
		10,490,207
Semiconductors — 9.2%
Advanced Micro Devices, Inc.†	4,927	2,345,991
Advantest Corp.	1,200	237,356
Allegro MicroSystems, Inc.†	3,447	143,051
Analog Devices, Inc.	705	259,024
ASM International NV	69	63,619
ASML Holding NV	1,969	3,219,778
ASML Holding NV	319	519,651
Astera Labs, Inc.†	414	128,849
Broadcom, Inc.	14,193	5,525,051
Cerebras Systems, Inc., Class A†	1,359	270,047
Disco Corp.	200	71,909
Entegris, Inc.	1,559	185,599
Infineon Technologies AG	12,633	900,551
Intel Corp.†	4,744	427,909
Kioxia Holdings Corp.†	500	139,250
Kulicke & Soffa Industries, Inc.	1,288	114,890
Lam Research Corp.	2,072	607,137
Lasertec Corp.	100	23,089
Micron Technology, Inc.	3,331	2,741,513
MKS, Inc.	606	180,255
Nova, Ltd.†	47	18,884
NVIDIA Corp.	64,402	12,928,701
NXP Semiconductors NV	4,242	972,097
QUALCOMM, Inc.	831	122,664
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Renesas Electronics Corp.	2,600	$52,510
Samsung Electronics Co., Ltd.	1,906	343,266
SK Hynix, Inc.	887	974,522
STMicroelectronics NV	1,015	53,263
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	9,319	3,767,206
Teradyne, Inc.	838	308,124
Texas Instruments, Inc.	1,616	445,596
Tokyo Electron, Ltd.	2,100	708,931
Tower Semiconductor, Ltd.†	176	39,065
		38,839,348
Software — 2.7%
Cadence Design Systems, Inc.†	1,307	444,406
Capcom Co., Ltd.	500	12,463
Cloudflare, Inc., Class A†	502	140,048
Dassault Systemes SE	1,110	25,834
DigitalOcean Holdings, Inc.†	2,210	259,675
JFrog, Ltd.†	1,993	159,021
Konami Group Corp.	100	12,904
Microsoft Corp.	17,347	8,061,498
Nexon Co., Ltd.	500	7,718
Palantir Technologies, Inc., Class A†	7,158	880,863
Pro Medicus, Ltd.	87	9,841
Sage Group PLC	1,596	21,070
SAP SE	1,629	295,754
Snowflake, Inc.†	1,649	483,619
Take-Two Interactive Software, Inc.†	1,144	277,900
Twilio, Inc., Class A†	1,074	211,954
WiseTech Global, Ltd.	307	7,821
Zoom Communications, Inc.†	1,607	154,385
		11,466,774
Telecommunications — 0.6%
Airtel Africa PLC*	1,216	5,465
Arista Networks, Inc.†	1,737	313,268
AT&T, Inc.	17,440	405,480
BT Group PLC	9,002	24,425
Ciena Corp.†	533	200,968
Corning, Inc.	2,571	355,441
Deutsche Telekom AG	5,464	168,691
Elisa Oyj	226	9,130
HKT Trust & HKT, Ltd.	6,000	10,155
KDDI Corp.	4,400	81,131
Koninklijke KPN NV	6,015	28,501
Nokia Oyj	8,259	75,553
NTT, Inc.	42,400	40,623
Orange SA	3,243	61,977
Singapore Telecommunications, Ltd.	8,500	29,397
Singapore Telecommunications, Ltd.	4,500	15,578
SoftBank Corp.	44,400	62,342
SoftBank Group Corp.	5,800	180,345
Swisscom AG	41	31,548
Tele2 AB, Class B	873	15,148
Telecom Italia SpA†	2,905	24,651
Telefonaktiebolaget LM Ericsson, Class A	97	966
Telefonaktiebolaget LM Ericsson, Class B	4,351	43,396
Telefonica SA	7,102	29,355
Telekom Austria AG	114	1,334
Telenor ASA	981	13,813
Telia Co. AB	3,950	18,327
Telstra Group, Ltd.	83,802	295,941
Vodafone Group PLC	30,256	48,029
		2,590,978

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Toys/Games/Hobbies — 0.0%
Bandai Namco Holdings, Inc.	1,100	$31,843
Nintendo Co., Ltd.	1,900	90,875
		122,718
Transportation — 0.5%
AP Moller-Maersk A/S, Series A	4	10,426
AP Moller-Maersk A/S, Series B	5	13,420
Canadian Pacific Kansas City, Ltd.	6,113	543,385
Central Japan Railway Co.	1,600	39,857
Deutsche Post AG	6,368	423,946
DSV A/S	307	66,416
East Japan Railway Co.	1,700	39,453
FedEx Corp.	858	263,749
Fedex Freight Holding Co., Inc.†	560	78,697
Hankyu Hanshin Holdings, Inc.	400	11,856
JB Hunt Transport Services, Inc.	708	192,399
Kawasaki Kisen Kaisha, Ltd.	600	10,749
Kuehne & Nagel International AG	75	19,091
Mitsui OSK Lines, Ltd.	500	18,419
MTR Corp., Ltd.	3,000	12,678
Nippon Yusen KK	500	19,264
Poste Italiane SpA	722	21,842
Union Pacific Corp.	1,446	422,420
West Japan Railway Co.	700	13,175
		2,221,242
Water — 0.1%
American Water Works Co., Inc.	2,742	367,894
Severn Trent PLC	417	16,936
United Utilities Group PLC	1,176	21,900
Veolia Environnement SA	1,000	39,865
		446,595
Total Common Stocks (cost $216,142,413)		252,976,002
CORPORATE BONDS & NOTES — 16.7%
Advertising — 0.1%
Clear Channel Outdoor Holdings, Inc.
7.13%, 02/15/2031*	$80,000	82,520
Lamar Media Corp.
4.88%, 01/15/2029	145,000	142,895
Outfront Media Capital LLC/Outfront Media Capital Corp.
7.38%, 02/15/2031*	90,000	93,104
		318,519
Aerospace/Defense — 0.4%
Boeing Co.
3.95%, 08/01/2059	565,000	379,696
Honeywell Aerospace, Inc.
4.60%, 03/16/2033*	195,000	188,525
4.95%, 03/16/2036*	90,000	86,759
5.73%, 03/16/2056*	95,000	90,484
Howmet Aerospace, Inc.
4.75%, 04/15/2036	20,000	19,036
L3Harris Technologies, Inc.
4.40%, 06/15/2028	80,000	79,573
4.40%, 06/15/2028	265,000	263,584
RTX Corp.
4.13%, 11/16/2028	765,000	756,847
		1,864,504
Security Description	Shares or Principal Amount	Value

Agriculture — 0.6%
Altria Group, Inc.
2.45%, 02/04/2032	$645,000	$561,707
BAT Capital Corp.
3.22%, 09/06/2026	100,000	99,889
4.63%, 03/22/2033	240,000	231,361
5.83%, 02/20/2031	482,000	497,153
7.08%, 08/02/2043	15,000	16,165
Bunge, Ltd. Finance Corp.
4.80%, 03/19/2033	96,000	93,749
5.15%, 03/19/2036	155,000	150,804
Japan Tobacco, Inc.
5.85%, 06/15/2035*	150,000	154,639
Philip Morris International, Inc.
3.88%, 08/21/2042	180,000	141,554
4.63%, 10/29/2035	180,000	169,949
5.38%, 02/15/2033	175,000	176,980
		2,293,950
Airlines — 0.0%
American Airlines, Inc./AAdvantage Loyalty IP, Ltd.
		136,744
Auto Manufacturers — 0.4%
Allison Transmission, Inc.
4.75%, 10/01/2027*	20,000	19,904
5.88%, 06/01/2029*	110,000	110,355
Ford Motor Co.
3.25%, 02/12/2032	45,000	39,349
Ford Motor Credit Co. LLC
5.11%, 05/03/2029	400,000	395,911
6.53%, 03/19/2032	200,000	205,037
General Motors Financial Co., Inc.
5.10%, 09/15/2031	165,000	164,018
5.95%, 04/04/2034	235,000	239,341
Toyota Motor Credit Corp.
4.05%, 09/05/2028	47,000	46,548
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	360,000	358,528
		1,578,991
Auto Parts & Equipment — 0.1%
Adient Global Holdings, Ltd.
7.00%, 04/15/2028*	200,000	203,000
Clarios Global LP/Clarios US Finance Co.
6.75%, 02/15/2030*	50,000	51,270
Goodyear Tire & Rubber Co.
5.25%, 04/30/2031	100,000	89,801
		344,071
Banks — 5.7%
Banco Santander SA
4.55%, 11/06/2030	200,000	195,439
Bank of America Corp.
2.55%, 02/04/2028	260,000	257,455
2.59%, 04/29/2031	160,000	146,787
4.46%, 02/06/2032	320,000	311,343
4.57%, 04/27/2033	520,000	503,445
4.70%, 04/23/2032	235,000	230,592
5.05%, 02/06/2037	85,000	81,853
5.20%, 04/25/2029	30,000	30,243
5.82%, 09/15/2029	725,000	739,616
Barclays PLC
5.67%, 03/12/2028	250,000	251,452

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
BPCE SA
4.76%, 01/13/2032*	$250,000	$244,131
6.71%, 10/19/2029*	610,000	631,916
CaixaBank SA
6.84%, 09/13/2034*	335,000	359,465
Citibank NA
4.85%, 06/18/2032	425,000	419,960
Citigroup, Inc.
3.52%, 10/27/2028	410,000	404,229
4.50%, 09/11/2031	179,000	174,908
4.54%, 09/19/2030	615,000	607,672
4.95%, 05/07/2031	310,000	308,529
5.17%, 02/13/2030	655,000	658,749
5.17%, 09/11/2036	90,000	87,689
Credit Agricole SA
4.63%, 09/11/2028*	255,000	254,753
Deutsche Bank AG
4.47%, 12/10/2031	150,000	146,231
4.73%, 02/06/2032	150,000	146,168
4.95%, 08/04/2031	450,000	444,446
6.82%, 11/20/2029	150,000	156,043
Fifth Third Bancorp.
4.57%, 04/29/2032	155,000	150,618
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	505,000	503,465
1.95%, 10/21/2027	100,000	99,453
3.62%, 03/15/2028	140,000	139,197
4.37%, 10/21/2031	685,000	663,054
4.69%, 10/23/2030	460,000	454,769
4.94%, 04/23/2028	285,000	285,562
4.97%, 06/03/2032	335,000	330,460
5.07%, 01/21/2037	40,000	38,098
5.22%, 04/23/2031	625,000	626,021
5.24%, 07/21/2032	155,000	154,695
5.33%, 07/23/2035	260,000	255,564
5.39%, 02/02/2041	220,000	208,395
HSBC Holdings PLC
2.01%, 09/22/2028	200,000	194,023
4.62%, 11/06/2031	200,000	195,508
4.68%, 03/10/2032	215,000	209,921
4.76%, 06/09/2028	200,000	200,039
5.21%, 05/12/2034	210,000	206,301
5.24%, 05/13/2031	785,000	786,634
5.29%, 11/19/2030	200,000	201,124
Intesa Sanpaolo SpA
5.20%, 06/29/2032*	215,000	212,591
Mitsubishi UFJ Financial Group, Inc.
4.53%, 09/12/2031	285,000	278,600
4.85%, 04/21/2032	200,000	197,063
Morgan Stanley
2.48%, 09/16/2036	50,000	42,913
4.36%, 10/22/2031	213,000	206,346
4.49%, 01/16/2032	165,000	160,168
4.65%, 10/18/2030	490,000	484,627
4.71%, 03/12/2032	720,000	703,671
5.04%, 07/19/2030	190,000	190,427
5.17%, 01/16/2030	220,000	221,068
5.17%, 07/14/2032	85,000	84,679
5.23%, 01/15/2031	170,000	170,865
5.30%, 04/10/2037	325,000	315,403
5.32%, 07/19/2035	70,000	69,015
5.45%, 07/20/2029	335,000	338,518
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.61%, 07/17/2037	$45,000	$44,729
Morgan Stanley Bank NA
4.45%, 10/15/2027	250,000	249,986
5.50%, 05/26/2028	250,000	251,702
Morgan Stanley Private Bank NA
4.47%, 11/19/2031	290,000	282,258
4.73%, 07/18/2031	300,000	296,126
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	130,000	127,960
5.68%, 01/22/2035	45,000	45,461
6.88%, 10/20/2034	120,000	130,132
Santander UK Group Holdings PLC
2.47%, 01/11/2028	250,000	247,566
6.53%, 01/10/2029	410,000	419,236
Societe Generale SA
5.40%, 08/08/2034*	200,000	195,439
6.10%, 04/13/2033*	200,000	205,041
Standard Chartered PLC
6.75%, 02/08/2028*	200,000	202,077
UBS Group AG
5.43%, 02/08/2030*	215,000	217,240
US Bancorp
5.05%, 02/12/2031	395,000	395,161
5.68%, 01/23/2035	65,000	65,902
6.79%, 10/26/2027	250,000	251,341
US Bancorp.
5.38%, 01/23/2030	110,000	111,364
Wells Fargo & Co.
4.84%, 05/20/2032	245,000	241,664
4.96%, 01/23/2037	299,000	285,280
4.97%, 04/23/2029	530,000	531,979
5.15%, 04/23/2031	138,000	138,572
5.21%, 12/03/2035	454,000	445,513
5.24%, 01/24/2031	270,000	271,788
5.56%, 07/25/2034	294,000	296,344
5.57%, 07/25/2029	500,000	507,548
		23,829,378
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	179,000	170,267
Maple Parent Holdings Corp.
5.70%, 03/26/2036*	210,000	208,722
6.63%, 03/26/2056*	37,000	37,399
		416,388
Biotechnology — 0.3%
Amgen, Inc.
4.85%, 02/19/2036	103,000	98,718
5.25%, 03/02/2033	435,000	435,967
Biogen, Inc.
2.25%, 05/01/2030	880,000	798,672
		1,333,357
Building Materials — 0.2%
Builders FirstSource, Inc.
4.25%, 02/01/2032*	135,000	122,848
EMRLD Borrower LP/Emerald Co.-Issuer, Inc.
6.63%, 12/15/2030*	145,000	147,378
Griffon Corp.
5.75%, 03/01/2028	75,000	74,996
Knife River Corp.
7.75%, 05/01/2031*	105,000	108,310

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Masterbrand, Inc.
7.00%, 07/15/2032*	$130,000	$130,074
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	75,000	75,915
Standard Industries, Inc.
4.75%, 01/15/2028*	158,000	157,037
		816,558
Chemicals — 0.2%
Celanese US Holdings LLC
7.00%, 02/15/2031	90,000	92,277
Chemours Co.
5.75%, 11/15/2028*	61,000	60,697
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.40%, 12/01/2026*	65,000	64,787
Element Solutions, Inc.
3.88%, 09/01/2028*	100,000	98,341
LYB International Finance III LLC
5.88%, 01/15/2036	184,000	182,648
OCP SA
6.70%, 03/01/2036*	200,000	203,166
		701,916
Commercial Services — 0.4%
ADT Security Corp.
4.88%, 07/15/2032*	70,000	65,490
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
5.38%, 03/01/2029*	55,000	53,545
Block, Inc.
3.50%, 06/01/2031	55,000	50,145
Brink's Co.
6.75%, 06/15/2032*	130,000	132,384
Element Fleet Management Corp.
5.64%, 03/13/2027*	250,000	251,379
Ford Foundation
2.82%, 06/01/2070	65,000	34,464
Global Payments, Inc.
4.88%, 11/15/2030	580,000	564,173
5.55%, 11/15/2035	130,000	123,809
Service Corp. International
5.13%, 06/01/2029	40,000	39,633
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	40,000	40,057
United Rentals North America, Inc.
4.88%, 01/15/2028	100,000	99,605
Wand NewCo 3, Inc.
7.63%, 01/30/2032*	60,000	61,601
		1,516,285
Computers — 0.2%
Leidos, Inc.
2.30%, 02/15/2031	40,000	35,337
5.40%, 03/15/2032	430,000	432,403
NCR Voyix Corp.
5.00%, 10/01/2028*	150,000	145,302
Seagate Data Storage Technology Pte, Ltd.
9.63%, 12/01/2032	75,000	82,219
		695,261
Security Description	Shares or Principal Amount	Value

Cosmetics/Personal Care — 0.0%
Edgewell Personal Care Co.
		124,645
Diversified Financial Services — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
3.00%, 10/29/2028	$184,000	$176,880
American Express Co.
5.09%, 01/30/2031	170,000	170,798
Avolon Holdings Funding, Ltd.
5.15%, 01/15/2030*	50,000	49,890
5.75%, 11/15/2029*	560,000	569,080
Charles Schwab Corp.
5.49%, 05/21/2037	230,000	228,521
OneMain Finance Corp.
6.63%, 01/15/2028	110,000	111,054
Rocket Mtg. LLC/Rocket Mtg. Co.-Issuer, Inc.
3.63%, 03/01/2029*	135,000	129,125
Stellantis Financial Services US Corp.
5.40%, 09/15/2030*	280,000	272,436
		1,707,784
Electric — 1.3%
Ameren Corp.
3.50%, 01/15/2031	140,000	131,635
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	80,000	50,866
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	10,000	9,785
Constellation Energy Generation LLC
6.25%, 10/01/2039	140,000	143,012
Dominion Energy, Inc.
6.00%, 02/15/2056	40,000	39,593
Duke Energy Florida LLC
1.75%, 06/15/2030	380,000	339,764
Edison International
5.45%, 06/15/2029	111,000	111,784
Emera US Finance LP
2.64%, 06/15/2031	510,000	454,369
Enel Finance International NV
4.38%, 09/30/2030*	450,000	438,497
5.00%, 09/30/2035*	200,000	190,059
Entergy Mississippi LLC
3.50%, 06/01/2051	30,000	19,938
FirstEnergy Transmission LLC
2.87%, 09/15/2028*	185,000	177,686
Fortis, Inc.
3.06%, 10/04/2026	150,000	149,617
Generadora de Gatun SA
6.87%, 09/30/2044*	202,000	202,405
ITC Holdings Corp.
2.95%, 05/14/2030*	140,000	129,748
5.65%, 05/09/2034*	490,000	493,405
MidAmerican Energy Co.
4.25%, 05/01/2046	45,000	35,654
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	290,000	290,462
6.38%, 08/15/2055	35,000	35,136
NRG Energy, Inc.
3.63%, 02/15/2031*	150,000	138,214
4.73%, 10/15/2030*	60,000	58,571
5.41%, 10/15/2035*	42,000	40,202
Ohio Power Co.
2.90%, 10/01/2051	65,000	37,713

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Pacific Gas & Electric Co.
4.00%, 12/01/2046	$135,000	$96,795
4.60%, 06/15/2043	72,000	58,060
5.80%, 05/15/2034	315,000	317,409
Public Service Co. of Oklahoma
2.20%, 08/15/2031	395,000	343,705
Puget Sound Energy, Inc.
5.69%, 06/15/2054	35,000	33,018
Southern California Edison Co.
3.60%, 02/01/2045	156,000	107,397
4.13%, 03/01/2048	70,000	50,618
5.45%, 03/01/2035	79,000	77,577
Union Electric Co.
5.25%, 01/15/2054	120,000	106,035
Vistra Operations Co. LLC
3.70%, 01/30/2027*	65,000	64,548
4.30%, 10/15/2028*	382,000	376,365
4.60%, 10/15/2030*	22,000	21,410
5.35%, 01/31/2036*	100,000	95,713
5.70%, 12/30/2034*	55,000	54,271
6.00%, 04/15/2034*	85,000	85,786
7.75%, 10/15/2031*	50,000	52,126
		5,658,948
Electrical Components & Equipment — 0.0%
Energizer Holdings, Inc.
4.75%, 06/15/2028*	60,000	59,383
WESCO Distribution, Inc.
6.63%, 03/15/2032*	115,000	117,326
		176,709
Electronics — 0.0%
Coherent Corp.
5.00%, 12/15/2029*	50,000	48,924
Ingram Micro, Inc.
4.75%, 05/15/2029*	60,000	58,384
Sensata Technologies, Inc.
4.38%, 02/15/2030*	80,000	77,145
		184,453
Engineering & Construction — 0.0%
Dycom Industries, Inc.
4.50%, 04/15/2029*	80,000	77,654
Weekley Homes LLC/Weekley Finance Corp.
4.88%, 09/15/2028*	40,000	39,310
		116,964
Entertainment — 0.1%
Caesars Entertainment, Inc.
6.50%, 02/15/2032*	50,000	47,779
Live Nation Entertainment, Inc.
4.75%, 10/15/2027*	140,000	139,279
Six Flags Entertainment Corp./Six Flags Theme Parks, Inc.
6.63%, 05/01/2032*	60,000	60,408
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp.
5.13%, 10/01/2029*	125,000	123,701
6.25%, 03/15/2033*	135,000	133,818
		504,985
Environmental Control — 0.1%
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	165,000	152,634
Security Description	Shares or Principal Amount	Value

Environmental Control (continued)
Madison IAQ LLC
4.13%, 06/30/2028*	$160,000	$156,631
		309,265
Food — 0.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
4.88%, 02/15/2030*	70,000	66,819
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
3.00%, 05/15/2032	270,000	237,929
5.95%, 04/20/2035	29,000	29,299
6.50%, 12/01/2052	125,000	120,845
6.75%, 03/15/2034	5,000	5,360
Lamb Weston Holdings, Inc.
4.13%, 01/31/2030*	100,000	95,209
Mars, Inc.
4.80%, 03/01/2030*	215,000	214,268
5.20%, 03/01/2035*	120,000	118,347
5.65%, 05/01/2045*	27,000	25,796
5.70%, 05/01/2055*	115,000	108,523
Post Holdings, Inc.
6.25%, 02/15/2032*	130,000	130,525
		1,152,920
Gas — 0.0%
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	65,000	48,788
Southern Co. Gas Capital Corp.
4.40%, 06/01/2043	130,000	106,975
		155,763
Health Care-Products — 0.1%
Medline Borrower LP
3.88%, 04/01/2029*	115,000	111,239
5.25%, 10/01/2029*	145,000	143,644
Solventum Corp.
5.60%, 03/23/2034	305,000	306,861
Zimmer Biomet Holdings, Inc.
5.50%, 02/19/2035	17,000	16,992
		578,736
Health Care-Services — 0.6%
Acadia Healthcare Co., Inc.
5.50%, 07/01/2028*	50,000	49,678
Charles River Laboratories International, Inc.
3.75%, 03/15/2029*	115,000	109,885
DaVita, Inc.
3.75%, 02/15/2031*	60,000	55,345
Encompass Health Corp.
4.63%, 04/01/2031	50,000	48,127
HCA, Inc.
3.50%, 09/01/2030	685,000	645,682
4.60%, 11/15/2032	367,000	352,884
5.20%, 06/01/2028	335,000	337,624
5.25%, 06/15/2049	30,000	25,669
5.50%, 06/15/2047	85,000	75,870
IQVIA, Inc.
6.25%, 06/01/2032*	55,000	55,707
Molina Healthcare, Inc.
3.88%, 11/15/2030*	50,000	46,236
Tenet Healthcare Corp.
5.13%, 11/01/2027	50,000	49,971
6.75%, 05/15/2031	200,000	203,965

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Services (continued)
UnitedHealth Group, Inc.
3.50%, 08/15/2039	$300,000	$240,237
		2,296,880
Home Furnishings — 0.0%
Somnigroup International, Inc.
		96,119
Household Products/Wares — 0.0%
ACCO Brands Corp.
4.25%, 03/15/2029*	30,000	28,278
Central Garden & Pet Co.
5.13%, 02/01/2028	145,000	144,855
		173,133
Housewares — 0.1%
Newell Brands, Inc.
6.63%, 09/15/2029	145,000	146,744
Scotts Miracle-Gro Co.
4.50%, 10/15/2029	160,000	156,868
		303,612
Insurance — 0.1%
MetLife, Inc.
5.85%, 03/15/2056	18,000	17,549
Northwestern Mutual Life Insurance Co.
6.05%, 06/30/2056*	94,000	91,647
Teachers Insurance & Annuity Association of America
6.05%, 06/15/2056*	170,000	164,415
		273,611
Internet — 0.4%
Amazon.com, Inc.
4.05%, 08/22/2047	270,000	201,248
4.88%, 03/13/2036	90,000	86,135
5.30%, 07/09/2036	160,000	157,207
5.80%, 03/13/2056	70,000	64,365
Beignet Investor LLC
6.58%, 05/30/2049*	59,000	57,198
Meta Platforms, Inc.
4.45%, 08/15/2052	20,000	14,246
4.88%, 11/15/2035	54,000	50,656
5.40%, 08/15/2054	145,000	118,035
5.50%, 11/15/2045	50,000	43,251
5.63%, 11/15/2055	65,000	54,364
6.30%, 05/15/2056	147,000	134,905
Uber Technologies, Inc.
4.30%, 01/15/2030	560,000	549,075
		1,530,685
Iron/Steel — 0.0%
Cleveland-Cliffs, Inc.
		82,443
Leisure Time — 0.1%
Boyne USA, Inc.
4.75%, 05/15/2029*	140,000	136,051
Carnival Corp.
4.00%, 08/01/2028*	120,000	117,546
6.13%, 02/15/2033*	60,000	60,003
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	100,000	100,811
Security Description	Shares or Principal Amount	Value

Leisure Time (continued)
Viking Cruises, Ltd.
5.88%, 10/15/2033*	$65,000	$64,362
		478,773
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	95,000	94,973
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.
4.88%, 04/01/2027	170,000	169,944
MGM Resorts International
5.50%, 04/15/2027	115,000	115,122
		380,039
Machinery-Diversified — 0.0%
Esab Corp.
		101,059
Media — 0.7%
CCO Holdings LLC/CCO Holdings Capital Corp.
4.50%, 08/15/2030*	250,000	228,101
4.75%, 02/01/2032*	70,000	61,165
5.00%, 02/01/2028*	50,000	49,362
Charter Communications Operating LLC/Charter Communications Operating Capital
2.25%, 01/15/2029	465,000	430,351
2.80%, 04/01/2031	380,000	332,652
5.38%, 05/01/2047	40,000	30,435
6.65%, 02/01/2034	23,000	22,864
Comcast Corp.
2.94%, 11/01/2056	228,000	115,171
Gray Media, Inc.
7.25%, 08/15/2033*	40,000	39,562
iHeartCommunications, Inc.
7.75%, 08/15/2030*	120,150	105,382
9.13%, 05/01/2029*	71,250	66,031
News Corp.
3.88%, 05/15/2029*	120,000	115,621
Nexstar Media, Inc.
6.50%, 09/15/2033*	130,000	129,334
7.25%, 04/15/2034*	95,000	95,213
Scripps Escrow II, Inc.
3.88%, 01/15/2029*	15,000	13,707
Sirius XM Radio LLC
4.00%, 07/15/2028*	250,000	243,172
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	100,000	97,333
5.65%, 07/15/2033*	110,000	105,383
Time Warner Cable LLC
4.50%, 09/15/2042	65,000	47,223
5.50%, 09/01/2041	370,000	305,007
Univision Communications, Inc.
7.38%, 06/30/2030*	120,000	119,479
		2,752,548
Mining — 0.2%
Anglo American Capital PLC
5.00%, 03/21/2033*	200,000	195,748
Glencore Funding LLC
2.63%, 09/23/2031*	250,000	221,081
5.51%, 04/01/2036*	31,000	30,554
6.38%, 10/06/2030*	342,000	357,363
		804,746

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Miscellaneous Manufacturing — 0.0%
Axon Enterprise, Inc.
		50,708
Oil & Gas — 0.4%
BP Capital Markets PLC
4.88%, 03/22/2030(2)	$58,000	$56,659
ConocoPhillips Co.
5.55%, 03/15/2054	85,000	78,366
EQT Corp.
4.50%, 01/15/2029	598,000	590,345
Permian Resources Operating LLC
5.88%, 07/01/2029*	115,000	115,043
Petroleos Mexicanos
6.70%, 02/16/2032	170,000	169,578
7.69%, 01/23/2050	200,000	178,409
Pioneer Natural Resources Co.
2.15%, 01/15/2031	295,000	262,848
SM Energy Co.
8.63%, 11/01/2030*	135,000	141,715
		1,592,963
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.05%, 11/21/2039	470,000	401,552
Cencora, Inc.
4.90%, 02/13/2036	54,000	51,689
CVS Pass-Through Trust
7.51%, 01/10/2032*	32,010	33,284
Merck & Co., Inc.
5.55%, 12/04/2055	252,000	235,057
		721,582
Pipelines — 1.0%
Buckeye Partners LP
3.95%, 12/01/2026	160,000	159,201
Cheniere Energy Partners LP
3.25%, 01/31/2032	270,000	244,281
Columbia Pipelines Operating Co. LLC
5.93%, 08/15/2030*	45,000	46,450
6.04%, 11/15/2033*	550,000	568,295
DT Midstream, Inc.
4.13%, 06/15/2029*	117,000	114,103
Energy Transfer LP
5.15%, 02/01/2043	55,000	47,965
5.30%, 04/01/2044	140,000	123,348
5.60%, 09/01/2034	510,000	511,092
Hess Midstream Operations LP
5.50%, 10/15/2030*	75,000	74,733
Kinetik Holdings LP
5.88%, 06/15/2030*	115,000	115,127
MPLX LP
5.50%, 06/01/2034	755,000	751,948
Northern Natural Gas Co.
3.40%, 10/16/2051*	70,000	44,616
NuStar Logistics LP
5.63%, 04/28/2027	70,000	70,209
ONEOK, Inc.
5.63%, 01/15/2028*	90,000	90,745
6.50%, 09/01/2030*	693,000	722,666
TransCanada PipeLines, Ltd.
6.13%, 10/17/2056	17,000	16,987
6.38%, 10/17/2056	19,000	19,057
Security Description	Shares or Principal Amount	Value

Pipelines (continued)
Venture Global Calcasieu Pass LLC
3.88%, 08/15/2029*	$70,000	$66,568
Venture Global LNG, Inc.
9.88%, 02/01/2032*	160,000	170,349
Venture Global Plaquemines LNG LLC
6.50%, 01/15/2034*	60,000	61,912
		4,019,652
REITS — 0.3%
American Tower Corp.
2.10%, 06/15/2030	385,000	345,271
Iron Mountain, Inc.
5.25%, 07/15/2030*	130,000	127,037
NNN REIT, Inc.
3.50%, 04/15/2051	55,000	36,924
RHP Hotel Properties LP/RHP Finance Corp.
6.50%, 04/01/2032*	125,000	127,116
Scentre Group Trust 1/Scentre Group Trust 2
3.75%, 03/23/2027*	250,000	248,655
UDR, Inc.
2.10%, 06/15/2033	305,000	249,349
Ventas Realty LP
3.00%, 01/15/2030	295,000	276,354
		1,410,706
Retail — 0.1%
Asbury Automotive Group, Inc.
4.50%, 03/01/2028	100,000	98,901
Bath & Body Works, Inc.
6.88%, 11/01/2035	95,000	96,057
Group 1 Automotive, Inc.
4.00%, 08/15/2028*	115,000	110,983
Lithia Motors, Inc.
4.63%, 12/15/2027*	125,000	124,398
Sonic Automotive, Inc.
4.63%, 11/15/2029*	20,000	19,480
		449,819
Semiconductors — 0.3%
Amkor Technology, Inc.
5.88%, 10/01/2033*	25,000	24,318
Broadcom, Inc.
3.14%, 11/15/2035	450,000	365,788
3.47%, 04/15/2034	210,000	181,415
4.55%, 02/15/2032	40,000	38,553
Entegris, Inc.
3.63%, 05/01/2029*	160,000	152,155
Marvell Technology, Inc.
2.95%, 04/15/2031	360,000	326,419
5.45%, 07/15/2035	44,000	43,168
ON Semiconductor Corp.
3.88%, 09/01/2028*	60,000	57,881
		1,189,697
Software — 0.2%
Elastic NV
4.13%, 07/15/2029*	115,000	109,576
Oracle Corp.
3.60%, 04/01/2040	115,000	79,559
3.95%, 03/25/2051	30,000	18,284
4.00%, 07/15/2046	15,000	9,529
5.20%, 09/26/2035	200,000	179,444
5.38%, 09/27/2054	223,000	162,597
5.70%, 02/04/2036	5,000	4,629

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
6.55%, 02/04/2046	$86,000	$76,108
6.70%, 02/04/2056	170,000	149,899
6.85%, 02/04/2066	95,000	83,589
SS&C Technologies, Inc.
5.50%, 09/30/2027*	60,000	59,917
		933,131
Telecommunications — 0.9%
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	85,000	83,088
AT&T, Inc.
2.75%, 06/01/2031	300,000	270,044
3.55%, 09/15/2055	283,000	169,739
4.55%, 11/01/2032	105,000	100,863
5.13%, 04/30/2036	170,000	161,998
6.20%, 10/30/2056	275,000	254,539
Crown Castle Towers LLC
4.24%, 07/15/2048*	250,000	247,087
GCI LLC
4.75%, 10/15/2028*	35,000	34,318
Level 3 Financing, Inc.
6.88%, 06/30/2033*	40,000	40,478
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	135,000	129,712
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	190,000	178,908
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	263,000	254,894
Rogers Communications, Inc.
3.80%, 03/15/2032	125,000	115,051
Sopaipilla Investor LLC
7.53%, 11/30/2048*	149,000	154,436
Sprint Capital Corp.
8.75%, 03/15/2032	75,000	87,271
SV RNO Property Owner 1 LLC
5.88%, 03/01/2031*	70,000	65,002
T-Mobile USA, Inc.
3.38%, 04/15/2029	830,000	798,354
5.13%, 05/15/2032	358,000	355,806
Verizon Communications, Inc.
6.05%, 05/14/2058	58,000	57,033
6.20%, 05/14/2056	63,000	61,655
WULF Compute LLC
7.75%, 10/15/2030*	90,000	93,507
		3,713,783
Trucking & Leasing — 0.0%
Avolon Holdings Funding, Ltd.
		73,683
Water — 0.0%
American Water Capital Corp.
		126,531
Total Corporate Bonds & Notes (cost $71,720,738)		70,072,997
ASSET BACKED SECURITIES — 6.3%
Auto Loan Receivables — 2.0%
American Credit Acceptance Receivables Trust
Series 2026-3, Class B 4.83%, 03/10/2031*	115,000	114,928
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2024-4, Class D 5.34%, 08/12/2031*	$123,000	$123,625
AmeriCredit Automobile Receivables Trust
Series 2024-1, Class A3 5.43%, 01/18/2029	129,290	129,766
Avis Budget Rental Car Funding AESOP LLC
Series 2024-3A, Class A 5.23%, 12/20/2030*	232,000	233,599
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class C 4.44%, 11/17/2031	87,000	86,085
Series 2025-4, Class C 4.80%, 08/15/2031	81,000	80,761
Series 2026-2, Class C 4.88%, 02/17/2032	78,000	77,830
Series 2025-1, Class C 5.15%, 12/17/2029	410,000	411,732
Series 2024-3, Class C 5.70%, 07/16/2029	438,000	440,209
Series 2024-1, Class D 6.03%, 11/15/2029	300,000	303,131
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	220,000	220,566
Credit Acceptance Auto Loan Trust
Series 2026-1A, Class B 4.96%, 06/16/2036*	138,000	136,513
Series 2025-2A, Class C 5.38%, 03/17/2036*	69,000	69,001
Series 2024-3A, Class C 5.39%, 01/16/2035*	404,000	404,542
Series 2025-1A, Class C 5.71%, 07/16/2035*	543,000	545,519
Series 2024-2A, Class C 6.70%, 10/16/2034*	245,000	250,556
Series 2024-1A, Class C 6.71%, 07/17/2034*	632,000	641,012
Drive Auto Receivables Trust
Series 2025-1, Class C 4.99%, 09/15/2032	145,000	145,389
Series 2024-1, Class C 5.43%, 11/17/2031	280,000	282,302
Enterprise Fleet Financing LLC
Series 2024-2, Class A3 5.61%, 04/20/2028*	116,222	117,028
Exeter Automobile Receivables Trust
Series 2025-4A, Class D 5.23%, 01/15/2032	200,000	199,110
Series 2023-3A, Class D 6.68%, 04/16/2029	187,957	190,054
First Investors Auto Owner Trust
Series 2023-1A, Class C 6.81%, 12/17/2029*	470,000	477,680
GLS Auto Select Receivables Trust
Series 2023-2A, Class C 7.31%, 01/15/2030*	450,000	462,974
GM Financial Automobile Leasing Trust
Series 2024-2, Class A3 5.39%, 07/20/2027	1,360	1,361
Harley-Davidson Motorcycle Trust
Series 2024-A, Class A3 5.37%, 03/15/2029	176,378	177,289

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Merchants Fleet Funding LLC
Series 2024-1A, Class A 5.82%, 04/20/2037*	$174,039	$174,851
Santander Drive Auto Receivables Trust
Series 2026-1, Class C 4.26%, 04/15/2032	209,000	204,998
Series 2025-3, Class C 4.68%, 09/15/2031	135,000	134,223
Series 2025-1, Class C 5.04%, 03/17/2031	446,000	448,108
Series 2024-3, Class C 5.64%, 08/15/2030	488,000	493,417
SBNA Auto Lease Trust
Series 2024-B, Class A3 5.56%, 11/22/2027*	29,564	29,584
Veros Auto Receivables Trust
Series 2024-1, Class B 6.60%, 06/15/2028*	100,032	100,410
Westlake Automobile Receivables Trust
Series 2024-1A, Class C 5.65%, 02/15/2029*	130,000	130,533
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A3 4.39%, 04/18/2039*	260,000	257,435
		8,296,121
Home Equity — 0.8%
BRAVO Residential Funding Trust
Series 2026-CES1, Class A1A 5.25%, 04/25/2056*	173,455	172,185
COOPR Residential Mtg. Trust
Series 2025-CES3, Class A1A 4.84%, 09/25/2060*	215,394	212,130
GS Mtg.-Backed Securities Trust
Series 2026-CES2, Class A1A 5.23%, 06/25/2056*	118,178	117,219
Series 2026-CES3, Class A1A 5.36%, 09/25/2056*	169,004	168,061
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(3)	436,900	437,470
GSAMP Trust FRS
Series 2006-FM1, Class A2C 4.16%, (TSFR1M+0.43%), 04/25/2036	121,649	78,567
Option One Mtg. Loan Trust FRS
Series 2004-3, Class M2 4.69%, (TSFR1M+0.97%), 11/25/2034	10,082	10,808
RCKT Mtg. Trust
Series 2026-CES2, Class A1A 4.76%, 02/25/2056*	272,157	267,760
Series 2025-CES9, Class A1A 4.80%, 09/25/2055*	231,777	228,320
Series 2026-CES1, Class A1A 4.83%, 01/25/2056*	268,807	265,184
Series 2025-CES11, Class A1A 4.97%, 11/25/2055*	177,870	175,918
Series 2025-CES12, Class A1A 5.03%, 11/25/2055*	234,546	232,312
Series 2026-CES5, Class A1A 5.25%, 05/25/2056*	176,464	175,356
Series 2026-CES7, Class A1A 5.41%, 07/01/2056*	328,000	327,226
Security Description	Shares or Principal Amount	Value

Home Equity (continued)
Renaissance Home Equity Loan Trust FRS
Series 2005-2, Class AV3 4.58%, (TSFR1M+0.85%), 08/25/2035	$95,859	$83,889
Towd Point Mtg. Trust
Series 2026-CES3, Class A1 5.30%, 06/20/2066*	202,944	202,262
		3,154,667
Other Asset Backed Securities — 3.5%
AMSR Trust
Series 2026-SFR1, Class A 3.78%, 04/17/2043*	230,000	215,229
Series 2024-SFR1, Class C 4.29%, 07/17/2041*	199,000	191,432
Bridge Trust
Series 2025-SFR1, Class B 4.20%, 09/17/2042*	269,152	251,686
Business Jet Securities LLC
Series 2024-2, Class A 5.36%, 09/15/2039*	483,003	480,639
CF Hippolyta Issuer LLC
Series 2021-1A, Class A1 1.53%, 03/15/2061*	91,521	71,529
Commonbond Student Loan Trust
Series 2019-AGS, Class A1 2.54%, 01/25/2047*	15,899	14,530
Series 2018-CGS, Class A1 3.87%, 02/25/2046*	10,617	10,276
Crossroads Asset Trust
Series 2025-A, Class A2 4.91%, 02/20/2032*	109,771	110,153
FirstKey Homes Trust
Series 2022-SFR2, Class A 4.25%, 07/17/2039*	802,126	796,747
Foundation Finance Trust
Series 2025-3A, Class A 4.56%, 08/15/2052*	189,307	186,876
Series 2024-2A, Class A 4.60%, 03/15/2050*	254,059	251,071
Series 2025-1A, Class A 4.95%, 04/15/2050*	213,699	212,313
Series 2026-1A, Class A 4.98%, 02/17/2053*	116,000	115,537
GreatAmerica Leasing Receivables Funding LLC
Series 2025-1, Class A4 4.58%, 01/15/2032*	142,000	141,698
GreenSky Home Improvement Issuer Trust
Series 2025-2A, Class A3 5.02%, 06/25/2060*	100,000	100,052
Hilton Grand Vacations Trust
Series 2024-3A, Class A 4.98%, 08/27/2040*	120,808	120,957
Series 2024-2A, Class A 5.50%, 03/25/2038*	87,796	88,623
Series 2024-1B, Class C 6.62%, 09/15/2039*	78,713	79,970
HINNT LLC
Series 2024-A, Class B 5.84%, 03/15/2043*	71,030	71,717
Invitation Homes Trust
Series 2024-SFR1, Class A 4.00%, 09/17/2041*	320,397	310,547

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Lendmark Funding Trust
Series 2021-2A, Class A 2.00%, 04/20/2032*	$600,000	$584,756
Series 2024-2A, Class A 4.47%, 02/21/2034*	240,000	238,457
Series 2025-2A, Class A 4.78%, 10/20/2034*	675,000	671,103
Series 2025-1A, Class C 5.68%, 09/20/2034*	135,000	135,478
Mariner Finance Issuance Trust
Series 2021-BA, Class B 2.49%, 11/20/2036*	260,000	248,943
Series 2025-BA, Class A 4.59%, 11/22/2038*	224,000	221,268
Series 2026-AA, Class A 5.01%, 05/20/2039*	227,000	226,154
Series 2024-AA, Class A 5.13%, 09/22/2036*	428,000	429,098
MVW LLC
Series 2024-2A, Class A 4.43%, 03/20/2042*	172,269	170,787
Navient Private Education Refi Loan Trust
Series 2021-EA, Class A 0.97%, 12/16/2069*	75,291	66,837
NMEF Funding
Series 2025-B, Class A2 4.64%, 01/18/2033*	201,727	201,841
Oportun Issuance Trust
Series 2026-A, Class B 5.06%, 01/09/2034*	250,000	248,339
Series 2025-D, Class C 5.80%, 02/08/2033*	116,000	115,685
Pagaya AI Technology in Housing Trust
Series 2023-1, Class A 3.60%, 10/25/2040*	315,000	302,505
Progress Residential Trust
Series 2024-SFR3, Class A 3.00%, 06/17/2041*	347,136	328,385
Series 2024-SFR4, Class A 3.10%, 07/17/2041*	702,814	664,795
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	392,162	367,911
Series 2025-SFR3, Class B 3.39%, 07/17/2042*	280,000	257,969
Series 2024-SFR3, Class B 3.50%, 06/17/2041*	490,000	463,647
Series 2025-SFR1, Class C 3.65%, 02/17/2042*	278,125	259,475
Series 2026-SFR3, Class A 4.00%, 07/17/2043*	185,000	174,458
Series 2023-SFR2, Class A 4.50%, 10/17/2040*	698,220	685,477
Series 2023-SFR2, Class B 4.50%, 10/17/2040*	100,000	97,872
Progress Residential Trust VRS
Series 2024-SFR5, Class D 3.38%, 08/17/2041*(3)	495,000	457,253
Series 2024-SFR2, Class B 3.40%, 04/17/2041*(3)	123,000	116,455
Republic Finance Issuance Trust
Series 2024-A, Class A 5.91%, 08/20/2032*	359,000	359,241
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
SCF Equipment Leasing LLC
Series 2024-1A, Class C 5.82%, 09/20/2032*	$129,000	$130,772
Series 2023-1A, Class B 6.37%, 05/20/2032*	430,000	436,544
SCF Equipment Trust LLC
Series 2025-1A, Class B 5.23%, 09/20/2034*	267,000	268,837
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class B 4.93%, 04/20/2044*	75,641	75,157
Series 2024-1A, Class C 5.94%, 01/20/2043*	28,390	28,550
SLM Private Credit Student Loan Trust FRS
Series 2006-BW, Class A5 4.13%, (TSFR3M+0.46%), 12/15/2039	30,178	29,471
SMB Private Education Loan Trust
Series 2021-D, Class A1A 1.34%, 03/17/2053*	59,556	56,208
Subway Funding LLC
Series 2024-1A, Class A2I 6.03%, 07/30/2054*	766,350	767,937
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	360,689	350,836
Series 2024-SFR4, Class B 4.65%, 11/17/2041*	200,000	193,979
Series 2024-SFR2, Class A 4.75%, 06/17/2040*	258,491	256,370
Series 2023-SFR2, Class B 5.00%, 12/17/2040*	220,000	215,853
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	51,517	52,103
Wingspire Equipment Finance LLC
Series 2024-1A, Class A2 4.99%, 09/20/2032*	115,555	115,827
		14,894,215
Total Asset Backed Securities (cost $26,163,594)		26,345,003
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Commercial and Residential — 1.8%
Alternative Loan Trust FRS
Series 2006-OA9, Class 1A1 4.18%, (TSFR1M+0.51%), 07/20/2046	76,478	60,114
Arroyo Mtg. Trust VRS
Series 2019-3, Class A1 2.96%, 10/25/2048*(3)	16,572	15,979
Series 2019-1, Class A1 3.81%, 01/25/2049*(3)	7,328	7,132
BAMLL Commercial Mtg. Securities Trust VRS
Series 2018-PARK, Class A 4.09%, 08/10/2038*(3)	100,000	97,607
BANK 2020-BNK28
Series 2020-BN28, Class AS 2.14%, 03/15/2063	100,000	87,635
CCUBS Commercial Mtg. Trust VRS
Series 2017-C1, Class C 4.38%, 11/15/2050(3)	60,000	56,981
CD Mtg. Trust VRS
Series 2016-CD1, Class C 3.63%, 08/10/2049(3)	205,000	102,484

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2016-CD2, Class C 4.13%, 11/10/2049(3)	$130,000	$76,570
Series 2018-CD7, Class C 4.84%, 08/15/2051(3)	600,000	558,810
CIM Trust FRS
Series 2019-INV1, Class A2 4.73%, (SOFR30A+1.11%), 02/25/2049*	2,524	2,449
Citigroup Commercial Mtg. Trust VRS
Series 2015-GC29, Class C 3.97%, 04/10/2048(3)	117,435	104,517
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2015-PS1, Class B1 5.25%, 09/25/2042*(3)	56,782	56,245
COMM Mtg. Trust
Series 2016-667M, Class A 3.14%, 10/10/2036*	100,000	99,497
Connecticut Avenue Securities Trust FRS
Series 2025-R06, Class 1M1 4.57%, (SOFR30A+0.95%), 09/25/2045*	116,041	115,893
CSAIL Commercial Mtg. Trust VRS
Series 2021-C20, Class AS 3.08%, 03/15/2054(3)	350,000	308,020
CSMC Trust VRS
Series 2015-1, Class B2 3.87%, 01/25/2045*(3)	22,465	21,524
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class A 4.56%, 11/10/2042*(3)	229,000	223,567
GCAT Trust VRS
Series 2021-NQM2, Class A1 1.04%, 05/25/2066*(3)	59,017	51,419
GS Mtg. Securities Trust
Series 2017-GPTX, Class A 2.86%, 05/10/2034*	139,181	124,600
GS Mtg.-Backed Securities Trust
Series 2025-RPL3, Class A1 4.10%, 07/25/2065*	130,039	125,008
JPMBB Commercial Mtg. Securities Trust VRS
Series 2013-C12, Class C 3.94%, 07/15/2045(3)	157,357	154,997
JPMorgan Chase Commercial Mtg. Securities Trust VRS
Series 2016-JP4, Class C 3.49%, 12/15/2049(3)	60,000	53,393
JPMorgan Mtg. Trust VRS
Series 2021-1, Class A4 2.50%, 06/25/2051*(3)	34,032	31,009
Series 2016-4, Class A13 3.50%, 10/25/2046*(3)	20,410	18,168
Series 2017-3, Class B2 3.81%, 08/25/2047*(3)	119,971	109,100
LHOME Mtg. Trust
Series 2024-RTL4, Class A1 5.92%, 07/25/2039*	385,000	385,485
MetLife Securitization Trust VRS
Series 2017-1A, Class A 3.00%, 04/25/2055*(3)	46,350	44,114
Morgan Stanley Bank of America Merrill Lynch Trust VRS
Series 2015-C21, Class B 3.85%, 03/15/2048(3)	21,833	21,342
Morgan Stanley Capital I Trust
Series 2020-HR8, Class AS 2.30%, 07/15/2053	125,000	108,672
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Morgan Stanley Capital I Trust VRS
Series 2018-MP, Class A 4.28%, 07/11/2040*(3)	$230,000	$216,530
Series 2019-L2, Class C 4.97%, 03/15/2052(3)	200,000	173,692
MRCD Mtg. Trust
Series 2019-PARK, Class B 2.72%, 12/15/2036*	145,000	119,625
Series 2019-PARK, Class C 2.72%, 12/15/2036*	150,000	118,200
New Residential Mtg. Loan Trust VRS
Series 2016-4A, Class B1A 4.50%, 11/25/2056*(3)	46,275	45,149
Series 2015-2A, Class B3 5.21%, 08/25/2055*(3)	23,174	22,955
PMT Loan Trust VRS
Series 2025-J3, Class A8 5.50%, 11/27/2056*(3)	126,599	126,149
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(3)	272,609	255,625
PRM7 Trust VRS
Series 2025-PRM7, Class A 4.36%, 11/10/2042*(3)	321,000	310,012
PRPM LLC
Series 2024-RPL2, Class A1 3.50%, 05/25/2054*	303,645	295,630
Series 2024-RCF4, Class A1 4.00%, 07/25/2054*	103,989	102,314
SBALR Commercial Mtg. Trust
Series 2020-RR1, Class A3 2.83%, 02/13/2053*	665,692	577,821
SDR Commercial Mtg. Trust FRS
Series 2024-DSNY, Class B 5.42%, (TSFR1M+1.74%), 05/15/2039*	300,000	300,188
Sequoia Mtg. Trust VRS
Series 2021-3, Class A4 2.50%, 05/25/2051*(3)	59,204	52,334
Series 2013-2, Class B1 3.63%, 02/25/2043(3)	4,839	4,757
SG Commercial Mtg. Securities Trust
Series 2016-C5, Class B 3.93%, 10/10/2048	325,000	310,115
Towd Point Mtg. Trust VRS
Series 2019-4, Class A2 3.25%, 10/25/2059*(3)	750,000	674,133
Wells Fargo Commercial Mtg. Trust
Series 2017-C41, Class A3 3.21%, 11/15/2050	60,000	59,039
Wells Fargo Mtg. Backed Securities Trust
Series 2007-7, Class A1 6.00%, 06/25/2037	5,566	5,151
WFRBS Commercial Mtg. Trust VRS
Series 2014-C22, Class C 3.61%, 09/15/2057(3)	165,000	141,900
Series 2014-C22, Class B 4.37%, 09/15/2057(3)	175,000	165,639
WHARF Commercial Mtg. Trust VRS
Series 2025-DC, Class A 5.35%, 07/15/2040*(3)	264,000	265,539
		7,564,828

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2017-K70, Class B 3.81%, 12/25/2049*(3)	$420,000	$412,808
Series 2017-K62, Class B 3.89%, 01/25/2050*(3)	580,000	576,603
Series 2017-K66, Class C 4.03%, 07/25/2027*(3)	310,000	306,464
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2025-MN11, Class M1 5.27%, (SOFR30A+1.65%), 07/25/2045*	197,116	196,752
Series 2024-MN8, Class M2 7.87%, (SOFR30A+4.25%), 05/25/2044*	150,000	156,566
Federal Home Loan Mtg. Corp. REMIC
Series 4056, Class BI 3.00%, 05/15/2027(4)	687	5
Series 4207, Class JI 3.00%, 05/15/2028(4)	7,760	106
Series 4121, Class UI 3.50%, 10/15/2042(4)	101,152	10,607
Series 4808, Class DL 4.00%, 11/15/2045	13,083	13,055
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4954, Class SY 2.32%, (5.94%-SOFR30A), 02/25/2050(4)(5)	92,690	7,839
Series 3994, Class SH 2.86%, (6.49%-SOFR30A), 06/15/2041(4)(5)	95,099	2,521
Federal National Mtg. Assoc. REMIC
Series 2013-2, Class BI 2.50%, 02/25/2028(4)	12,968	173
Series 2013-10, Class YI 3.00%, 02/25/2028(4)	2,103	24
Series 2017-54, Class IO 3.00%, 07/25/2032(4)	49,216	2,205
Series 2016-62, Class IA 3.00%, 10/25/2040(4)	4,027	39
Series 2016-92, Class A 3.00%, 04/25/2042	1,702	1,691
Series 2021-1, Class JI 3.00%, 01/25/2051(4)	134,037	23,283
Series 2016-4, Class LI 3.50%, 02/25/2036(4)	64,690	4,833
Series 2017-46, Class LB 3.50%, 12/25/2052	35,425	35,013
Series 2017-49, Class JA 4.00%, 07/25/2053	19,860	19,763
Series 2015-18, Class IA 4.50%, 04/25/2045(4)	80,814	16,027
Series 2002-16, Class TM 7.00%, 04/25/2032	11,200	11,446
Federal National Mtg. Assoc. REMIC VRS
Series 2015-38, Class AS 2.07%, 06/25/2045(3)(4)	40,874	2,292
Federal National Mtg. Assoc. STRIPS
Series 421, Class C3 4.00%, 07/25/2030(4)	14,267	478
Government National Mtg. Assoc. REMIC
Series 2020-185, Class LI 2.00%, 12/20/2050(4)	581,296	68,129
Series 2020-191, Class IM 2.50%, 12/20/2050(4)	130,636	17,718
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2017-51, Class AH 2.60%, 05/16/2059	$25,262	$20,960
Series 2017-190, Class AD 2.60%, 03/16/2060	16,153	13,452
Series 2020-146, Class MI 3.00%, 10/20/2050(4)	111,002	17,992
Series 2020-167, Class IE 3.00%, 11/20/2050(4)	121,484	20,234
Series 2020-167, Class IG 3.00%, 11/20/2050(4)	157,808	25,874
Series 2020-181, Class MI 3.00%, 12/20/2050(4)	105,349	17,494
Series 2021-15, Class IP 3.00%, 01/20/2051(4)	167,922	25,913
Series 2025-1, Class GC 3.50%, 10/20/2051	699,179	659,641
Series 2017-87, Class IO 4.00%, 01/20/2046(4)	7,637	290
Government National Mtg. Assoc. REMIC FRS
Series 2016-147, Class SE 2.32%, (5.99%-TSFR1M), 10/20/2046(4)(5)	63,169	5,700
Series 2017-176, Class SC 2.42%, (6.09%-TSFR1M), 11/20/2047(4)(5)	75,251	8,597
Government National Mtg. Assoc. REMIC VRS
Series 2013-97, Class IO 0.78%, 06/16/2045(3)(4)	298,760	3,188
		2,705,775
Total Collateralized Mortgage Obligations (cost $10,827,427)		10,270,603
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 6.2%
U.S. Government — 4.7%
United States Treasury Bonds
2.00%, 11/15/2041 to 08/15/2051	3,494,000	2,141,364
2.25%, 02/15/2052	1,591,000	907,616
3.00%, 08/15/2052	850,000	572,289
3.88%, 05/15/2043	2,660,000	2,259,753
4.13%, 08/15/2044	625,000	542,700
4.50%, 02/15/2044	500,000	457,461
4.63%, 11/15/2044 to 11/15/2055	1,067,000	984,843
4.75%, 11/15/2043 to 02/15/2056	735,000	683,490
United States Treasury Notes
2.88%, 05/15/2032	700,000	642,824
3.38%, 09/15/2027	175,000	173,462
3.88%, 04/30/2031 to 08/15/2034	1,835,000	1,758,837
4.00%, 04/30/2032	1,130,000	1,102,589
4.13%, 01/31/2027(6)	3,963,000	3,965,709
4.13%, 04/30/2033	450,000	438,856
4.25%, 11/15/2034	750,000	729,580
4.50%, 05/31/2029	200,000	200,875
4.63%, 11/15/2026 to 02/15/2035	385,000	384,261
4.63%, 04/30/2031(6)	1,900,000	1,916,105
		19,862,614
U.S. Government Agency — 1.5%
Federal Home Loan Bank
2.09%, 02/22/2036	890,000	696,748
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2050	90,835	72,832
3.00%, 04/01/2035	9,409	8,876
3.50%, 02/01/2044	40,278	37,010
4.25%, 02/01/2030	1,000,000	988,473
6.00%, 05/01/2031	1,813	1,846

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency (continued)
7.50%, 12/01/2030 to 02/01/2031	$8,287	$8,369
Federal National Mtg. Assoc.
3.00%, 10/01/2036 to 04/01/2043	71,597	64,361
3.50%, 01/01/2036 to 05/01/2058	913,459	809,108
4.00%, 09/01/2038 to 07/01/2056	518,145	474,555
4.02%, 09/01/2030	595,000	581,902
4.21%, 09/01/2030	513,000	504,786
4.32%, 09/01/2030	937,000	926,014
4.61%, 09/01/2030	650,000	648,746
5.50%, 06/01/2053	243,639	242,542
6.00%, 05/01/2031	815	825
6.50%, 11/01/2027	23	23
7.00%, 05/01/2029 to 09/01/2029	1,928	2,018
Government National Mtg. Assoc.
3.00%, 02/15/2043	46,069	41,267
3.50%, 09/15/2042 to 11/20/2047	150,315	135,132
4.00%, 10/20/2044	35,188	32,280
4.50%, 05/15/2039 to 10/20/2040	41,406	39,975
5.50%, 07/20/2033	14,656	14,816
6.00%, 07/20/2033	10,429	10,650
6.50%, 04/20/2027	504	520
7.50%, 09/15/2030 to 01/15/2032	7,809	7,991
		6,351,665
Total U.S. Government & Agency Obligations (cost $29,105,493)		26,214,279
FOREIGN GOVERNMENT OBLIGATIONS — 0.6%
Sovereign — 0.6%
Argentine Republic Government International Bond
3.50%, 07/09/2041(7)	50,000	36,950
4.13%, 07/09/2035(7)	150,000	118,575
Bermuda Government International Bond
2.38%, 08/20/2030*	260,000	232,700
4.75%, 02/15/2029*	200,000	198,000
5.00%, 07/15/2032*	305,000	300,425
Dominican Republic International Bond
6.00%, 02/22/2033*	200,000	197,600
DRC International Bond
8.75%, 04/16/2032*	200,000	206,182
Ecuador Government International Bond
5.50%, 07/31/2040*(7)	150,000	121,053
6.90%, 07/31/2035*(7)	50,000	44,950
Egypt Government International Bond
8.88%, 05/29/2050	200,000	191,831
Ivory Coast Government International Bond
6.75%, 02/25/2041*	200,000	187,547
Nigeria Government International Bond
9.13%, 01/13/2046*	200,000	220,597
Pakistan Government International Bond
8.88%, 04/08/2051*	200,000	197,375
Paraguay Government International Bond
5.40%, 03/30/2050	200,000	174,800
Republic of Colombia
8.38%, 11/07/2054	200,000	219,300
Total Foreign Government Obligations (cost $2,655,898)		2,647,885
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 4.6%
JPMorgan Emerging Markets Equity Fund, Class R6	128,044	$6,640,367
JPMorgan High Yield Fund	1,972,092	12,798,879
Total Unaffiliated Investment Companies (cost $16,569,010)		19,439,246
Total Long-Term Investment Securities (cost $373,184,573)		407,966,015
SHORT-TERM INVESTMENTS — 1.7%
Certificate of Deposit — 0.0%
Royal Bank of Canada
0.08%, 11/17/2026	$250,000	249,957
Commercial Paper — 0.3%
Danske Bank A/S
4.03%, 03/19/2027	250,000	243,442
Federation des Caisses Desjardins du Quebec
3.71%, 03/02/2027	250,000	243,988
Glencore Funding LLC
4.12%, 12/22/2026	250,000	245,802
Lloyds Bank PLC
4.11%, 06/17/2027	222,000	213,690
RWE AG
4.40%, 04/20/2027	250,000	242,141
Svenska Handelsbanken AB
3.92%, 04/13/2027	250,000	242,642
		1,431,705
Unaffiliated Investment Companies — 0.9%
JPMorgan Prime Money Market Fund, Class IM 3.84%(8)	3,735,400	3,735,773
U.S. Government — 0.5%
United States Treasury Bills
1.41%, 09/01/2026	2,000,000	1,994,160
Total Short-Term Investments (cost $7,412,189)		7,411,595
TOTAL INVESTMENTS (cost $380,596,762)(9)	98.6%	415,377,610
Other assets less liabilities	1.4	5,727,483
NET ASSETS	100.0%	$421,105,093

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Diversified Balanced Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $52,322,973 representing 12.4% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(4)	Interest Only
(5)	Inverse Floating Rate Security that pays interest that varies inversely to changes in the market interest rates. The interest rate shown is the current interest rate at July 31, 2026.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2026.
(8)	The rate shown is the 7-day yield as of July 31, 2026.
(9)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Australian Dollar	September 2026	$2,144,329	$2,179,920	$35,591
27	Long	Japanese Yen	September 2026	2,105,458	2,131,144	25,686
24	Long	MSCI EAFE Index	September 2026	3,769,917	3,818,760	48,843
35	Long	S&P 500 E-Mini Index	September 2026	13,123,552	13,158,688	35,136
7	Long	Swiss Franc	September 2026	1,087,192	1,087,625	433
18	Long	TOPIX Index	September 2026	4,411,171	4,510,041	98,870
7	Short	Euro FX	September 2026	1,013,814	1,010,625	3,189
61	Short	Euro-BUND	September 2026	8,876,003	8,747,748	128,255
12	Short	Japan 10 Year Bonds	September 2026	9,610,970	9,583,860	27,110
137	Short	MSCI Emerging Markets Index	September 2026	11,870,890	11,249,755	621,135
65	Short	U.S. Treasury 5 Year Notes	September 2026	6,930,157	6,888,476	41,681
						$1,065,929

						Unrealized (Depreciation)
15	Long	Canadian Dollar	September 2026	$1,080,651	$1,071,975	$(8,676)
4	Long	E-Mini Russell 1000 Index	September 2026	988,999	958,100	(30,899)
62	Long	Euro-BTP	September 2026	8,455,528	8,309,183	(146,345)
340	Long	U.S. Treasury 10 Year Notes	September 2026	37,046,401	36,720,000	(326,401)
15	Long	U.S. Treasury 2 Year Notes	September 2026	3,093,077	3,084,141	(8,936)
45	Long	U.S. Treasury Long Bonds	September 2026	4,966,896	4,874,063	(92,833)
20	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	2,214,871	2,194,062	(20,809)
59	Long	U.S. Treasury Ultra Bonds	September 2026	6,649,573	6,471,563	(178,010)
						$(812,909)
		Net Unrealized Appreciation (Depreciation)				$253,020

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
BNP Paribas SA	EUR	501,721	USD	573,823	10/29/2026	$—	$(6,700)
HSBC Bank PLC	GBP	152,726	USD	203,743	10/29/2026	—	(2,097)
	HKD	1,209,630	USD	154,735	10/29/2026	69	—
	SEK	3,929,772	USD	405,722	10/29/2026	—	(8,861)
	USD	799,076	AUD	1,145,928	10/29/2026	6,106	—
	USD	1,696,282	CAD	2,378,691	10/29/2026	7,059	—
						13,234	(10,958)
Morgan Stanley & Co. International PLC	DKK	912,458	USD	139,753	10/29/2026	—	(1,635)
	USD	768,131	CHF	620,682	10/29/2026	6,889	—
	USD	131,556	JPY	21,373,464	10/29/2026	3,699	—
						10,588	(1,635)
Standard Chartered Bank	EUR	165,612	USD	189,924	10/29/2026	—	(1,700)
State Street Bank & Trust Co.	SGD	479,420	USD	373,823	10/29/2026	—	(2,291)
Unrealized Appreciation (Depreciation)						$23,822	$(23,284)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
DKK—Danish Krone

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Advertising	$264,117	$38,330	$—	$302,447
Aerospace/Defense	2,550,310	3,692,716	—	6,243,026
Agriculture	822,816	806,697	—	1,629,513
Airlines	257,363	59,677	—	317,040
Apparel	398,297	1,034,660	—	1,432,957
Auto Manufacturers	1,455,218	3,463,005	—	4,918,223
Banks	10,646,831	11,559,154	—	22,205,985
Beverages	36,560	387,476	—	424,036
Biotechnology	1,698,454	198,340	—	1,896,794
Building Materials	2,346,791	550,136	—	2,896,927
Chemicals	627,962	1,402,204	—	2,030,166
Commercial Services	3,419,332	1,389,394	—	4,808,726
Computers	13,082,370	199,021	—	13,281,391
Cosmetics/Personal Care	562,746	548,800	—	1,111,546
Diversified Financial Services	9,284,402	972,290	—	10,256,692
Electric	4,720,473	2,109,771	—	6,830,244
Electrical Components & Equipment	1,523,382	1,199,423	—	2,722,805
Electronics	1,569,512	693,258	—	2,262,770
Engineering & Construction	607,003	576,286	—	1,183,289
Entertainment	362,633	146,102	—	508,735
Food	1,554,935	1,836,230	—	3,391,165
Health Care-Products	4,619,196	397,349	—	5,016,545
Health Care-Services	2,787,005	154,311	—	2,941,316
Home Furnishings	76,109	1,222,575	—	1,298,684
Insurance	5,684,922	4,471,889	—	10,156,811
Internet	26,909,016	1,156,193	—	28,065,209
Investment Companies	368,762	238,373	—	607,135
Iron/Steel	165,772	153,821	0	319,593
Leisure Time	191,935	79,272	—	271,207
Lodging	958,607	62,538	—	1,021,145
Machinery-Construction & Mining	470,408	924,447	—	1,394,855
Machinery-Diversified	2,252,621	1,777,146	—	4,029,767
Media	2,841,302	38,174	—	2,879,476
Mining	115,285	2,284,410	—	2,399,695
Miscellaneous Manufacturing	1,629,672	1,181,879	—	2,811,551
Oil & Gas	2,949,689	3,555,793	—	6,505,482
Oil & Gas Services	2,510,674	—	—	2,510,674
Packaging & Containers	759,246	10,667	—	769,913
Pharmaceuticals	9,388,702	4,157,478	—	13,546,180
Pipelines	627,212	14,726	—	641,938
Private Equity	836,507	170,952	—	1,007,459
Real Estate	457,813	299,304	—	757,117
REITS	3,352,816	207,797	—	3,560,613
Retail	9,716,430	773,777	—	10,490,207
Semiconductors	31,993,355	6,845,993	—	38,839,348
Software	11,073,369	393,405	—	11,466,774
Telecommunications	1,275,157	1,315,821	—	2,590,978
Transportation	1,500,650	720,592	—	2,221,242
Water	367,894	78,701	—	446,595
Other Industries	—	3,754,016	—	3,754,016
Corporate Bonds & Notes	—	70,072,997	—	70,072,997
Asset Backed Securities	—	26,345,003	—	26,345,003

SunAmerica Series Trust SA JPMorgan Diversified Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Collateralized Mortgage Obligations	$—	$10,270,603	$—	$10,270,603
U.S. Government & Agency Obligations	—	26,214,279	—	26,214,279
Foreign Government Obligations	—	2,647,885	—	2,647,885
Unaffiliated Investment Companies	19,439,246	—	—	19,439,246
Short-Term Investments:
Unaffiliated Investment Companies	3,735,773	—	—	3,735,773
Other Short-Term Investments	—	3,675,822	—	3,675,822
Total Investments at Value	$206,846,652	$208,530,958	$0	$415,377,610
Other Financial Instruments:†
Futures Contracts	$1,065,929	$—	$—	$1,065,929
Forward Foreign Currency Contracts	—	23,822	—	23,822
Total Other Financial Instruments	$1,065,929	$23,822	$—	$1,089,751
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$812,909	$—	$—	$812,909
Forward Foreign Currency Contracts	—	23,284	—	23,284
Total Other Financial Instruments	$812,909	$23,284	$—	$836,193

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 94.7%
Austria — 0.5%
Raiffeisen Bank International AG	14,394	$988,195
Bermuda — 0.7%
DFI Retail Group Holdings, Ltd.	199,200	787,147
Genpact, Ltd.	21,697	763,083
		1,550,230
Brazil — 5.0%
Cia de Saneamento Basico do Estado de Sao Paulo	5	25
Fleury SA	120,541	407,578
Gerdau SA (Preference Shares)	159,740	787,174
Itau Unibanco Holding SA (Preference Shares)	257,046	2,174,862
Marcopolo SA (Preference Shares)	345,239	361,642
Petroleo Brasileiro SA (Preference Shares)	388,763	3,329,965
Porto Seguro SA	72,792	785,481
TIM SA	133,430	511,436
Ultrapar Participacoes SA	250,171	1,631,073
Vibra Energia SA	126,312	898,286
		10,887,522
China — 20.3%
Agricultural Bank of China, Ltd.	1,764,000	1,420,103
China CITIC Bank Corp., Ltd.	803,000	791,825
China Coal Energy Co., Ltd.	758,000	1,037,514
China Hongqiao Group, Ltd.	233,500	731,817
China International Capital Corp., Ltd.*	292,400	806,626
China Life Insurance Co., Ltd.	410,000	1,529,995
China Pacific Insurance Group Co., Ltd.	329,200	1,284,094
CMOC Group, Ltd.	420,000	908,053
Contemporary Amperex Technology Co., Ltd.	5,600	444,938
COSCO SHIPPING Holdings Co., Ltd.	529,000	1,064,350
GF Securities Co., Ltd., Class A	331,800	1,053,057
Harbin Electric Co., Ltd.	258,000	520,426
Huayu Automotive Systems Co., Ltd., Class A	377,445	943,340
Industrial & Commercial Bank of China, Ltd.	1,952,000	1,869,838
Jason Furniture Hangzhou Co., Ltd., Class A	111,100	415,262
JD.com, Inc., Class A	89,100	1,468,641
Lenovo Group, Ltd.	690,000	2,121,892
Li Ning Co., Ltd.	169,500	327,927
Lonking Holdings, Ltd.	1,290,000	512,817
Midea Group Co., Ltd., Class A	100,000	1,299,532
NetEase, Inc.	74,600	1,991,738
New China Life Insurance Co., Ltd.	128,300	792,236
New Oriental Education & Technology Group, Inc.	118,700	693,695
People's Insurance Co. Group of China, Ltd.	1,677,000	1,169,058
PetroChina Co., Ltd.	2,128,000	2,703,275
PICC Property & Casualty Co., Ltd.	634,000	1,326,832
Ping An Insurance Group Co. of China, Ltd.	196,000	1,467,548
Sinotrans, Ltd., Class A	1,175,700	1,140,166
Sinotruk Hong Kong, Ltd.	168,500	873,822
Sunny Optical Technology Group Co., Ltd.	106,400	761,271
Tencent Holdings, Ltd.	101,000	6,124,871
Vipshop Holdings, Ltd. ADR	36,267	556,336
Weichai Power Co., Ltd.	301,000	1,269,734
YTO Express Group Co., Ltd., Class A	237,000	663,793
Yutong Bus Co., Ltd., Class A	205,000	980,465
Zijin Mining Group Co., Ltd.	274,000	1,157,789
ZTO Express Cayman, Inc.	20,500	491,323
		44,715,999
Security Description	Shares or Principal Amount	Value

Colombia — 0.9%
Ecopetrol SA ADR	39,199	$657,367
Grupo Cibest SA ADR	13,112	1,213,123
		1,870,490
Greece — 2.5%
Eurobank SA	302,748	1,556,183
Hellenic Telecommunications Organization SA	47,626	1,099,400
Motor Oil Hellas Corinth Refineries SA	13,751	805,427
National Bank of Greece SA	55,799	1,037,381
Piraeus Bank SA	77,978	900,516
		5,398,907
Hong Kong — 3.9%
Alibaba Group Holding, Ltd.	175,308	2,677,738
China Merchants Port Holdings Co., Ltd.	294,000	573,620
China Taiping Insurance Holdings Co., Ltd.	454,600	1,278,369
Guangdong Investment, Ltd.	560,000	605,235
Kunlun Energy Co., Ltd.	632,000	583,765
SITC International Holdings Co., Ltd.	257,000	1,295,288
TCL Electronics Holdings, Ltd.	341,000	703,923
WH Group, Ltd.*	762,000	821,795
		8,539,733
Hungary — 1.9%
Magyar Telekom Telecommunications PLC	76,037	660,969
MOL Hungarian Oil & Gas PLC†	53,048	759,572
OTP Bank Nyrt	19,141	2,831,203
		4,251,744
India — 3.6%
ICICI Bank, Ltd. ADR	80,548	2,415,634
Infosys, Ltd. ADR	53,426	642,715
Reliance Industries, Ltd. GDR*	53,577	2,930,662
State Bank of India GDR	18,669	2,019,986
		8,008,997
Indonesia — 0.9%
Astra International Tbk PT	4,217,600	1,192,395
Bank Rakyat Indonesia Persero Tbk PT	5,230,800	884,523
		2,076,918
Mexico — 0.9%
America Movil SAB de CV ADR	37,407	948,267
Gentera SAB de CV	210,749	489,288
Promotora y Operadora de Infraestructura SAB de CV	30,012	475,562
		1,913,117
Panama — 0.4%
Copa Holdings SA, Class A	6,858	968,487
Peru — 0.6%
Credicorp., Ltd.	3,071	1,230,181
Philippines — 0.5%
International Container Terminal Services, Inc.	75,580	1,184,912
Poland — 1.0%
Orlen SA	32,529	1,289,484
Powszechny Zaklad Ubezpieczen SA	47,028	894,617
		2,184,101
Qatar — 0.2%
Ooredoo Q.P.S.C.	121,963	419,134
Russia — 0.0%
Gazprom PJSC†(1)(2)	430,348	0
Magnitogorsk Iron & Steel Works PJSC†(1)(2)	731,991	0

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Russia (continued)
Sberbank of Russia PJSC†(1)(2)	426,432	$0
Severstal PAO GDR†(1)(2)	23,993	0
		0
Saudi Arabia — 0.5%
Etihad Etisalat Co.	33,209	549,881
Savola Group	87,844	611,855
		1,161,736
South Africa — 2.0%
Absa Group, Ltd.	52,053	719,963
Bidvest Group, Ltd.	53,362	801,023
FirstRand, Ltd.	186,012	1,110,684
Momentum Group, Ltd.	328,850	816,526
MTN Group, Ltd.	81,047	1,005,256
		4,453,452
South Korea — 20.6%
DB Insurance Co., Ltd.	5,032	552,291
Hana Financial Group, Inc.	18,447	1,622,631
Hyundai Department Store Co., Ltd.	5,860	489,112
Hyundai Glovis Co., Ltd.	4,973	691,271
JB Financial Group Co., Ltd.	30,998	572,012
KB Financial Group, Inc.	12,741	1,506,382
Kia Corp.	14,516	1,345,403
Korea Investment Holdings Co., Ltd.	4,726	673,566
Korea Shipbuilding & Offshore Engineering Co., Ltd.	3,690	996,784
LG Uplus Corp.	43,864	454,784
Samsung Electronics Co., Ltd.	109,960	19,803,533
Samsung Securities Co., Ltd.	13,400	939,597
Shinhan Financial Group Co., Ltd.	23,133	1,634,934
SK Hynix, Inc.	11,942	13,120,337
SK, Inc.	1,573	603,292
SL Corp.	9,795	364,166
		45,370,095
Taiwan — 24.3%
Accton Technology Corp.	17,000	1,112,785
ASE Technology Holding Co., Ltd.	123,000	2,140,941
Compal Electronics, Inc.	575,000	636,527
Delta Electronics, Inc.	31,000	1,529,830
Hon Hai Precision Industry Co., Ltd.	319,000	2,465,114
Inventec Corp.	462,000	873,361
KGI Financial Holding Co., Ltd.	1,381,000	1,305,821
Marketech International Corp.	63,000	893,074
MediaTek, Inc.	19,000	2,033,481
Taiwan Semiconductor Manufacturing Co., Ltd.	490,166	36,655,508
Topco Scientific Co., Ltd.	44,000	671,847
Tripod Technology Corp.	97,000	1,103,425
WPG Holdings, Ltd.	207,000	716,691
Yuanta Financial Holding Co., Ltd.	559,000	1,167,740
		53,306,145
Thailand — 1.2%
Kiatnakin Phatra Bank PCL	254,100	856,068
Krung Thai Bank PCL	655,300	868,369
PTT Exploration & Production PCL	227,200	1,011,801
		2,736,238
Turkey — 1.1%
BIM Birlesik Magazalar AS	104,810	862,882
Security Description	Shares or Principal Amount	Value

Turkey (continued)
Coca-Cola Icecek AS	359,059	$689,472
Tupras Turkiye Petrol Rafinerileri AS	150,754	937,042
		2,489,396
United Arab Emirates — 0.7%
Emaar Properties PJSC	482,315	1,434,283
United Kingdom — 0.3%
Lion Finance Group PLC	4,629	726,054
Vietnam — 0.2%
Mobile World Investment Corp.	157,800	419,995
TOTAL INVESTMENTS (cost $136,925,437)(3)	94.7%	208,286,061
Other assets less liabilities	5.3	11,579,139
NET ASSETS	100.0%	$219,865,200

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Emerging Markets Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $4,559,083 representing 2.1% of net assets.

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Gazprom PJSC	06/09/21, 07/02/21, 10/01/21, 02/17/22	430,348	$1,687,885	$0	$0.00	0.0%
Magnitogorsk Iron & Steel Works PJSC	10/30/20, 02/10/21, 07/02/21, 10/01/21	731,991	494,468	0	0.00	0.0
Sberbank of Russia PJSC	10/14/20, 11/12/20, 07/02/21, 10/01/21, 11/24/21, 02/17/22	426,432	1,548,837	0	0.00	0.0
Severstal PAO GDR	08/20/19, 03/27/20, 04/06/20, 10/30/20, 07/02/21, 10/01/21	23,993	337,623	0	0.00	0.0
				$0		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
GDR—Global Depositary Receipt

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
235	Long	IFSC Nifty 50 Index	August 2026	$11,149,026	$11,490,560	$341,534

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Industry Allocation*
Semiconductors	33.6%
Banks	13.4
Oil & Gas	8.1
Insurance	5.5
Internet	5.0
Diversified Financial Services	3.8
Telecommunications	3.0
Transportation	2.4
Computers	2.3
Electronics	2.2
Commercial Services	1.6
Auto Parts & Equipment	1.6
Food	1.5
Auto Manufacturers	1.4
Mining	1.2
Home Furnishings	1.1
Retail	1.0
Electrical Components & Equipment	0.9
Software	0.9
Real Estate	0.7
Coal	0.5
Shipbuilding	0.5
Airlines	0.4
Engineering & Construction	0.4
Iron/Steel	0.4
Miscellaneous Manufacturing	0.3
Beverages	0.3
Water	0.3
Machinery-Construction & Mining	0.2
Health Care-Services	0.2
94.7%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Bermuda	$763,083	$787,147	$—	$1,550,230
Brazil	10,887,522	—	—	10,887,522
China	556,336	44,159,663	—	44,715,999
Colombia	1,870,490	—	—	1,870,490
India	8,008,997	—	—	8,008,997
Mexico	1,913,117	—	—	1,913,117
Panama	968,487	—	—	968,487
Peru	1,230,181	—	—	1,230,181
Russia	—	—	0	0
Thailand	1,724,437	1,011,801	—	2,736,238
Other Countries	—	134,404,800	—	134,404,800
Total Investments at Value	$27,922,650	$180,363,411	$0	$208,286,061
Other Financial Instruments:†
Futures Contracts	$341,534	$—	$—	$341,534

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.8%
Aerospace/Defense — 3.3%
General Dynamics Corp.	34,668	$13,292,405
RTX Corp.	57,496	12,374,289
		25,666,694
Agriculture — 2.3%
Philip Morris International, Inc.	95,293	18,183,810
Banks — 11.8%
Bank of America Corp.	275,085	17,041,516
Bank of New York Mellon Corp.	92,103	14,398,462
Citigroup, Inc.	108,939	14,428,970
Goldman Sachs Group, Inc.	6,741	6,864,900
Morgan Stanley	72,534	15,262,604
US Bancorp	116,750	7,356,417
Wells Fargo & Co.	186,957	16,162,433
		91,515,302
Beverages — 1.2%
Coca-Cola Co.	105,435	9,235,052
Building Materials — 1.1%
Carrier Global Corp.	133,678	8,262,637
Chemicals — 2.3%
Air Products & Chemicals, Inc.	40,069	11,815,947
Sherwin-Williams Co.	18,642	6,354,126
		18,170,073
Computers — 6.0%
Apple, Inc.	90,919	28,085,788
Hewlett Packard Enterprise Co.	165,648	7,934,539
International Business Machines Corp.	35,746	7,994,593
Seagate Technology Holdings PLC	3,149	2,695,954
		46,710,874
Cosmetics/Personal Care — 0.8%
Procter & Gamble Co.	43,318	6,259,018
Diversified Financial Services — 5.4%
American Express Co.	30,932	10,400,885
Ares Management Corp., Class A	37,827	4,845,260
Capital One Financial Corp.	37,199	7,774,963
Charles Schwab Corp.	113,141	11,906,959
CME Group, Inc.	25,601	6,855,692
		41,783,759
Electric — 4.2%
CMS Energy Corp.	75,362	5,425,310
Dominion Energy, Inc.	119,165	8,242,643
NextEra Energy, Inc.	114,729	9,972,245
Xcel Energy, Inc.	115,466	9,029,441
		32,669,639
Electrical Components & Equipment — 1.8%
Eaton Corp. PLC	34,301	14,241,775
Environmental Control — 0.6%
Republic Services, Inc.	20,678	4,353,753
Food — 1.0%
Mondelez International, Inc., Class A	125,854	7,841,963
Health Care-Products — 3.0%
Abbott Laboratories	102,611	10,845,984
Danaher Corp.	48,565	9,469,204
Thermo Fisher Scientific, Inc.	5,415	3,109,834
		23,425,022
Security Description	Shares or Principal Amount	Value

Health Care-Services — 3.4%
Cigna Group	16,969	$4,735,200
Humana, Inc.	9,377	3,411,915
Quest Diagnostics, Inc.	20,030	4,667,190
UnitedHealth Group, Inc.	33,137	13,731,973
		26,546,278
Insurance — 2.7%
Aon PLC, Class A	14,878	5,364,263
Arthur J. Gallagher & Co.	17,396	4,338,910
Chubb, Ltd.	14,283	5,008,763
Travelers Cos., Inc.	17,451	6,532,956
		21,244,892
Internet — 8.7%
Alphabet, Inc., Class C	11,888	4,239,855
Amazon.com, Inc.†	183,550	49,848,509
Booking Holdings, Inc.	20,113	3,879,798
Meta Platforms, Inc., Class A	17,151	9,548,133
		67,516,295
Machinery-Diversified — 2.7%
Deere & Co.	18,457	10,938,910
Dover Corp.	48,430	9,909,747
		20,848,657
Media — 1.2%
Walt Disney Co.	94,075	9,049,074
Miscellaneous Manufacturing — 1.3%
3M Co.	58,128	10,246,804
Oil & Gas — 5.0%
Chevron Corp.	71,317	14,037,325
ConocoPhillips	127,363	15,344,694
EOG Resources, Inc.	66,917	9,949,889
		39,331,908
Packaging & Containers — 0.7%
Packaging Corp. of America	22,978	5,648,911
Pharmaceuticals — 7.6%
AbbVie, Inc.	45,360	11,382,639
Bristol-Myers Squibb Co.	63,869	4,171,284
CVS Health Corp.	75,466	7,880,914
Eli Lilly & Co.	3,248	3,731,432
Johnson & Johnson	74,125	19,001,944
Merck & Co., Inc.	97,072	12,638,775
		58,806,988
Private Equity — 0.6%
Blackstone, Inc.	35,936	4,590,824
REITS — 2.5%
Prologis, Inc.	50,219	7,262,170
Ventas, Inc.	98,186	9,181,373
Welltower, Inc.	14,405	3,377,108
		19,820,651
Retail — 6.5%
Home Depot, Inc.	28,482	9,454,885
Lowe's Cos., Inc.	46,376	9,637,397
McDonald's Corp.	38,074	10,304,347
TJX Cos., Inc.	52,503	8,260,822
Walmart, Inc.	67,245	7,477,644
Yum! Brands, Inc.	34,455	5,281,262
		50,416,357

SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors — 4.0%
Analog Devices, Inc.	30,205	$11,097,619
Lam Research Corp.	9,912	2,904,414
NVIDIA Corp.	18,062	3,625,947
NXP Semiconductors NV	23,286	5,336,220
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	6,867	2,775,985
Texas Instruments, Inc.	18,618	5,133,727
		30,873,912
Software — 4.3%
Microsoft Corp.	72,657	33,765,161
Telecommunications — 1.3%
Corning, Inc.	31,328	4,331,096
Verizon Communications, Inc.	117,479	5,499,192
		9,830,288
Transportation — 2.5%
Canadian Pacific Kansas City, Ltd.	83,970	7,464,093
Union Pacific Corp.	41,102	12,007,127
		19,471,220
Total Long-Term Investment Securities (cost $578,781,071)		776,327,591
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $2,033,689)	2,033,690	$2,033,689
TOTAL INVESTMENTS (cost $580,814,760)(2)	100.0%	778,361,280
Other assets less liabilities	(0.0)	(352,391)
NET ASSETS	100.0%	$778,008,889

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$776,327,591	$—	$—	$776,327,591
Short-Term Investments	2,033,689	—	—	2,033,689
Total Investments at Value	$778,361,280	$—	$—	$778,361,280

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.1%
Howmet Aerospace, Inc.	24,666	$6,962,225
Northrop Grumman Corp.	7,084	3,842,928
		10,805,153
Auto Manufacturers — 0.8%
Tesla, Inc.†	13,647	4,247,083
Banks — 5.0%
Morgan Stanley	36,464	7,672,755
US Bancorp	63,638	4,009,831
Wells Fargo & Co.	160,294	13,857,416
		25,540,002
Biotechnology — 1.1%
Regeneron Pharmaceuticals, Inc.	2,774	2,115,536
Vertex Pharmaceuticals, Inc.†	7,706	3,676,532
		5,792,068
Building Materials — 1.5%
Trane Technologies PLC	9,407	4,279,715
Vulcan Materials Co.	11,946	3,208,337
		7,488,052
Commercial Services — 1.7%
Affirm Holdings, Inc.†	27,352	1,955,942
S&P Global, Inc.	4,868	2,005,275
United Rentals, Inc.	4,269	4,607,361
		8,568,578
Computers — 8.1%
Apple, Inc.	97,178	30,019,256
Crowdstrike Holdings, Inc., Class A†	20,749	3,960,154
Western Digital Corp.	12,780	6,963,055
		40,942,465
Diversified Financial Services — 5.7%
American Express Co.	35,856	12,056,580
Mastercard, Inc., Class A	29,844	17,103,596
		29,160,176
Electric — 3.6%
Entergy Corp.	27,434	2,952,447
NextEra Energy, Inc.	133,531	11,606,515
Southern Co.	37,187	3,515,659
		18,074,621
Electrical Components & Equipment — 1.0%
Eaton Corp. PLC	11,870	4,928,424
Electronics — 0.6%
Amphenol Corp., Class A	20,268	3,257,068
Food — 0.8%
Mondelez International, Inc., Class A	64,541	4,021,550
Health Care-Products — 3.8%
Edwards Lifesciences Corp.†	62,160	5,350,111
Medtronic PLC	40,506	3,458,807
Stryker Corp.	18,104	5,896,473
Thermo Fisher Scientific, Inc.	8,410	4,829,863
		19,535,254
Insurance — 2.8%
Aon PLC, Class A	12,732	4,590,523
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Arthur J. Gallagher & Co.	24,584	$6,131,741
Progressive Corp.	17,543	3,708,941
		14,431,205
Internet — 15.6%
Alphabet, Inc., Class A	98,019	34,907,506
Amazon.com, Inc.†	94,113	25,559,209
DoorDash, Inc., Class A†	17,130	3,360,221
Meta Platforms, Inc., Class A	19,224	10,702,193
Netflix, Inc.†	64,314	4,611,957
		79,141,086
Lodging — 0.6%
Marriott International, Inc., Class A	8,204	3,058,697
Machinery-Diversified — 0.7%
Deere & Co.	5,589	3,312,433
Media — 1.9%
Space Exploration Technologies Corp., Class A†	31,023	3,361,963
Walt Disney Co.	67,306	6,474,164
		9,836,127
Oil & Gas — 1.2%
ConocoPhillips	51,045	6,149,902
Oil & Gas Services — 2.3%
Baker Hughes Co.	193,558	11,708,323
Pharmaceuticals — 3.2%
AbbVie, Inc.	28,378	7,121,176
Eli Lilly & Co.	7,946	9,128,683
		16,249,859
Private Equity — 1.3%
Blackstone, Inc.	53,590	6,846,122
REITS — 0.7%
Prologis, Inc.	23,533	3,403,107
Retail — 5.7%
AutoZone, Inc.†	1,841	5,552,916
Chipotle Mexican Grill, Inc.†	44,934	1,672,443
Lowe's Cos., Inc.	38,981	8,100,642
McDonald's Corp.	22,543	6,101,037
Walmart, Inc.	69,163	7,690,926
		29,117,964
Semiconductors — 19.3%
Advanced Micro Devices, Inc.†	18,843	8,972,095
ASML Holding NV	2,603	4,240,287
Broadcom, Inc.	53,549	20,845,555
Intel Corp.†	18,145	1,636,679
Lam Research Corp.	8,060	2,361,741
Micron Technology, Inc.	14,867	12,235,987
NVIDIA Corp.	205,527	41,259,545
NXP Semiconductors NV	29,463	6,751,741
		98,303,630
Software — 6.3%
Cadence Design Systems, Inc.†	10,697	3,637,194
Microsoft Corp.	51,051	23,724,421
Palantir Technologies, Inc., Class A†	37,656	4,633,947
		31,995,562
Telecommunications — 0.6%
Corning, Inc.	20,854	2,883,065

SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Transportation — 0.9%
Canadian Pacific Kansas City, Ltd.	50,293	$4,470,545
Water — 0.6%
American Water Works Co., Inc.	22,443	3,011,177
Total Long-Term Investment Securities (cost $427,739,496)		506,279,298
REPURCHASE AGREEMENTS — 0.2%
Agreement with Fixed Income Clearing Corp., bearing interest at 1.06% dated 07/31/2026, to be repurchased 08/03/2026 in the amount of $897,175 and collateralized by $953,600 of United States Treasury Notes, bearing interest at 4.00% due 11/15/2035 and having an approximate value of $915,149 (cost $897,096)	$897,096	897,096
TOTAL INVESTMENTS (cost $428,636,592)(1)	99.7%	507,176,394
Other assets less liabilities	0.3	1,397,232
NET ASSETS	100.0%	$508,573,626

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$506,279,298	$—	$—	$506,279,298
Repurchase Agreements	—	897,096	—	897,096
Total Investments at Value	$506,279,298	$897,096	$—	$507,176,394

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 30.8%
Aerospace/Defense — 0.8%
BAE Systems PLC
1.90%, 02/15/2031*	$479,000	$419,706
3.00%, 09/15/2050*	231,000	144,915
Boeing Co.
3.25%, 03/01/2028	429,000	419,981
5.04%, 05/01/2027	170,000	170,501
5.15%, 05/01/2030	1,317,000	1,323,560
5.71%, 05/01/2040	1,195,000	1,180,748
5.81%, 05/01/2050	1,698,000	1,603,927
6.39%, 05/01/2031	235,000	247,220
6.53%, 05/01/2034	2,716,000	2,908,706
Honeywell Aerospace, Inc.
4.95%, 03/16/2036*	695,000	669,970
L3Harris Technologies, Inc.
4.85%, 04/27/2035	200,000	192,064
5.40%, 07/31/2033	445,000	447,314
Northrop Grumman Corp.
3.85%, 04/15/2045	51,000	38,790
RTX Corp.
3.75%, 11/01/2046	225,000	165,806
4.15%, 05/15/2045	296,000	235,507
4.35%, 04/15/2047	50,000	40,053
4.50%, 06/01/2042	225,000	193,917
5.15%, 02/27/2033	362,000	362,664
TransDigm, Inc.
4.63%, 01/15/2029	2,900,000	2,842,726
6.38%, 05/31/2033*	450,000	449,886
		14,057,961
Agriculture — 0.8%
BAT Capital Corp.
4.54%, 08/15/2047	409,000	323,682
4.74%, 03/16/2032	3,067,000	3,014,694
BAT International Finance PLC
4.45%, 03/16/2028	2,960,000	2,950,861
Bunge, Ltd. Finance Corp.
2.75%, 05/14/2031	805,000	728,680
4.65%, 09/17/2034	479,000	455,972
Japan Tobacco, Inc.
5.85%, 06/15/2035*	3,078,000	3,173,183
Philip Morris International, Inc.
5.13%, 11/17/2027	1,150,000	1,158,228
5.13%, 02/15/2030	2,052,000	2,067,743
5.63%, 11/17/2029	495,000	507,003
		14,380,046
Airlines — 0.2%
Air Canada Pass-Through Trust
3.30%, 07/15/2031*	126,346	119,340
3.55%, 07/15/2031*	178,301	167,667
American Airlines Pass-Through Trust
3.00%, 04/15/2030	84,537	81,662
Series 2026-2, Class A 5.70%, 08/20/2040	800,000	796,858
British Airways Pass-Through Trust
3.30%, 06/15/2034*	270,804	253,072
3.80%, 03/20/2033*	142,025	137,898
4.13%, 03/20/2033*	192,098	185,568
Delta Air Lines Pass-Through Trust
2.00%, 12/10/2029	111,575	107,644
United Airlines Pass-Through Trust
2.70%, 11/01/2033	420,678	380,659
Security Description	Shares or Principal Amount	Value

Airlines (continued)
3.10%, 04/07/2030	$354,291	$340,478
3.50%, 09/01/2031	233,459	224,266
3.70%, 09/01/2031	484,304	460,341
4.15%, 02/25/2033	342,347	330,042
4.55%, 02/25/2033	306,310	292,820
5.45%, 08/15/2038	315,755	316,325
		4,194,640
Apparel — 0.2%
Beach Acquisition Bidco LLC
		2,781,462
Auto Manufacturers — 0.1%
Hyundai Capital America
1.80%, 01/10/2028*	415,000	397,834
2.38%, 10/15/2027*	260,000	252,912
5.25%, 06/21/2033*	965,000	949,024
		1,599,770
Banks — 8.2%
ABN AMRO Bank NV
2.47%, 12/13/2029*	500,000	473,134
5.52%, 12/03/2035*	300,000	299,863
AIB Group PLC
5.32%, 05/15/2031*	1,120,000	1,124,515
6.61%, 09/13/2029*	495,000	512,202
Banco Bilbao Vizcaya Argentaria SA
5.13%, 03/03/2036	600,000	572,485
Banco Santander SA
5.59%, 08/08/2028	600,000	609,164
6.61%, 11/07/2028	600,000	623,550
Bank of America Corp.
1.90%, 07/23/2031	290,000	257,203
2.57%, 10/20/2032	3,990,000	3,517,554
5.05%, 02/06/2037	1,870,000	1,800,766
5.29%, 04/25/2034	5,455,000	5,440,494
5.49%, 04/23/2037	865,000	842,715
5.51%, 01/24/2036	980,000	980,435
5.88%, 03/15/2028(2)	2,572,000	2,580,511
Bank of Ireland Group PLC
2.03%, 09/30/2027*	430,000	428,150
5.60%, 03/20/2030*	275,000	279,173
Bank of New York Mellon Corp.
6.47%, 10/25/2034	400,000	427,675
Bank of Nova Scotia
4.81%, 02/02/2034	465,000	450,021
Banque Federative du Credit Mutuel SA
4.54%, 01/15/2031*	315,000	306,526
5.79%, 07/13/2028*	820,000	835,287
Barclays PLC
2.89%, 11/24/2032	2,322,000	2,058,677
4.97%, 05/16/2029	1,576,000	1,577,436
5.21%, 02/24/2037	240,000	228,374
5.79%, 02/25/2036	290,000	289,985
6.22%, 05/09/2034	200,000	206,964
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico
5.40%, 06/03/2031*	535,000	531,148
BNP Paribas SA
3.13%, 01/20/2033*	315,000	281,966
5.18%, 01/09/2030*	910,000	915,226
5.79%, 01/13/2033*	565,000	575,399
BPCE SA
2.28%, 01/20/2032*	410,000	360,034

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
6.03%, 05/28/2036*	$700,000	$702,252
CaixaBank SA
5.58%, 07/03/2036*	2,255,000	2,241,924
6.84%, 09/13/2034*	255,000	273,623
Citigroup, Inc.
2.56%, 05/01/2032	910,000	810,913
3.06%, 01/25/2033	342,000	306,652
3.52%, 10/27/2028	200,000	197,185
4.45%, 09/29/2027	53,000	52,866
4.50%, 09/11/2031	300,000	293,141
4.54%, 09/19/2030	648,000	640,279
5.17%, 09/11/2036	330,000	321,527
5.45%, 06/11/2035	700,000	698,994
6.02%, 01/24/2036	355,000	359,353
6.88%, 08/15/2030(2)	1,475,000	1,489,247
Cooperatieve Rabobank UA
4.99%, 05/27/2031*	605,000	604,223
Credit Agricole SA
4.66%, 01/12/2032*	745,000	726,965
5.86%, 01/09/2036*	400,000	403,908
Danske Bank A/S
4.61%, 10/02/2030*	303,000	299,061
5.02%, 03/04/2031*	465,000	463,308
5.71%, 03/01/2030*	580,000	590,054
Deutsche Bank AG
2.31%, 11/16/2027	2,867,000	2,847,530
3.55%, 09/18/2031	150,000	140,314
4.47%, 12/10/2031	175,000	170,603
4.95%, 08/04/2031	375,000	370,372
5.00%, 09/11/2030	260,000	259,097
5.30%, 05/09/2031	710,000	710,416
5.37%, 01/10/2029	435,000	438,060
5.41%, 05/10/2029	440,000	447,320
6.72%, 01/18/2029	2,978,000	3,056,661
6.82%, 11/20/2029	390,000	405,711
DNB Bank ASA
4.38%, 11/04/2031*	305,000	296,516
4.85%, 11/05/2030*	400,000	399,555
Fifth Third Bancorp.
5.14%, 01/29/2037	415,000	398,729
Goldman Sachs Group, Inc.
1.99%, 01/27/2032	1,250,000	1,089,659
2.38%, 07/21/2032	365,000	318,874
2.64%, 02/24/2028	599,000	592,316
3.10%, 02/24/2033	654,000	584,686
4.41%, 04/23/2039	530,000	465,089
4.69%, 10/23/2030	630,000	622,836
4.94%, 10/21/2036	455,000	430,342
5.05%, 07/23/2030	260,000	260,477
5.07%, 01/21/2037	590,000	561,947
5.09%, 04/20/2034	535,000	523,704
5.22%, 04/23/2031	373,000	373,609
5.33%, 07/23/2035	550,000	540,617
5.66%, 07/21/2037	1,040,000	1,035,264
6.22%, 07/21/2057	560,000	554,641
6.48%, 10/24/2029	530,000	546,926
HSBC Holdings PLC
2.01%, 09/22/2028	600,000	582,069
2.21%, 08/17/2029	415,000	393,641
2.36%, 08/18/2031	580,000	520,725
4.68%, 03/10/2032	560,000	546,771
4.70%, 03/09/2031(2)	3,212,000	2,972,082
Security Description	Shares or Principal Amount	Value

Banks (continued)
5.28%, 03/10/2037	$710,000	$687,028
5.29%, 11/19/2030	415,000	417,333
6.33%, 03/09/2044	230,000	236,155
Huntington Bancshares, Inc.
5.27%, 01/15/2031	310,000	311,334
ING Groep NV
4.80%, 03/23/2032	420,000	412,623
5.42%, 03/23/2037	290,000	284,582
JPMorgan Chase & Co.
2.55%, 11/08/2032	3,529,000	3,102,344
2.96%, 05/13/2031	1,708,000	1,583,395
3.51%, 01/23/2029	3,928,000	3,861,717
4.01%, 04/23/2029	5,046,000	4,986,273
5.77%, 04/22/2035	1,763,000	1,801,177
KBC Group NV
4.45%, 09/23/2031*	1,295,000	1,261,364
4.93%, 10/16/2030*	360,000	359,533
KeyCorp
4.79%, 06/01/2033	110,000	106,643
5.12%, 04/04/2031	470,000	469,873
Lloyds Banking Group PLC
3.75%, 01/11/2027	1,106,000	1,103,283
5.46%, 01/05/2028	475,000	476,966
Macquarie Bank, Ltd.
3.05%, 03/03/2036*	340,000	304,717
6.13%, 03/08/2027*(2)	4,363,000	4,384,784
Mitsubishi UFJ Financial Group, Inc.
2.05%, 07/17/2030	4,140,000	3,703,885
5.16%, 04/24/2031	200,000	200,237
5.19%, 09/12/2036	370,000	360,003
5.57%, 07/24/2037	850,000	845,922
Mizuho Financial Group, Inc.
2.87%, 09/13/2030	337,000	316,379
4.71%, 07/08/2031	605,000	596,459
5.32%, 07/08/2036	630,000	619,914
5.34%, 07/13/2037	515,000	501,458
Morgan Stanley
2.51%, 10/20/2032	3,649,000	3,189,918
2.70%, 01/22/2031	272,000	251,306
3.22%, 04/22/2042	705,000	518,193
4.30%, 01/27/2045	275,000	221,741
4.43%, 01/23/2030	457,000	451,999
4.46%, 04/22/2039	300,000	267,842
4.71%, 03/12/2032	625,000	610,825
4.81%, 04/16/2032	360,000	353,100
5.04%, 07/19/2030	210,000	210,472
5.07%, 01/30/2037	585,000	561,270
5.17%, 07/14/2032	200,000	199,245
5.30%, 04/10/2037	390,000	378,483
5.32%, 07/19/2035	285,000	280,992
5.42%, 07/21/2034	1,632,000	1,628,868
5.45%, 07/20/2029	688,000	695,224
5.47%, 01/18/2035	264,000	263,175
5.61%, 07/17/2037	200,000	198,797
5.90%, 03/13/2047	870,000	841,672
NatWest Group PLC
4.45%, 05/08/2030	250,000	246,645
4.89%, 05/18/2029	400,000	400,945
5.08%, 01/27/2030	355,000	356,114
5.78%, 03/01/2035	495,000	503,547
6.02%, 03/02/2034	416,000	429,624
NatWest Markets PLC
5.41%, 05/17/2029*	615,000	623,070

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
PNC Financial Services Group, Inc.
4.81%, 10/21/2032	$390,000	$383,879
5.07%, 01/24/2034	606,000	596,214
5.37%, 07/21/2036	610,000	602,893
Santander Holdings USA, Inc.
6.17%, 01/09/2030	570,000	583,200
Santander UK Group Holdings PLC
4.86%, 09/11/2030	410,000	407,126
5.69%, 04/15/2031	680,000	689,684
6.53%, 01/10/2029	800,000	818,022
Skandinaviska Enskilda Banken AB
4.50%, 09/03/2030*	410,000	402,176
Societe Generale SA
3.00%, 01/22/2030*	352,000	327,634
3.34%, 01/21/2033*	1,135,000	1,020,092
5.51%, 05/22/2031*	893,000	898,429
Standard Chartered PLC
5.24%, 01/13/2037*	200,000	192,055
5.69%, 05/14/2028*	240,000	241,764
State Street Corp.
4.78%, 10/23/2036	265,000	252,305
Sumitomo Mitsui Financial Group, Inc.
2.13%, 07/08/2030	4,943,000	4,429,635
3.04%, 07/16/2029	1,142,000	1,086,051
5.24%, 04/15/2030	300,000	302,165
5.71%, 01/13/2030	330,000	337,359
Toronto-Dominion Bank
5.30%, 01/30/2032	445,000	449,976
Truist Financial Corp.
4.96%, 10/23/2036	600,000	570,970
5.71%, 01/24/2035	308,000	311,120
7.16%, 10/30/2029	517,000	541,392
UBS Group AG
3.09%, 05/14/2032*	404,000	366,868
4.38%, 02/10/2031*(2)	3,708,000	3,371,356
4.40%, 09/23/2031*	265,000	257,024
4.84%, 11/06/2033*	790,000	766,278
5.01%, 03/23/2037*	665,000	633,200
5.20%, 08/10/2037*	365,000	351,561
6.30%, 09/22/2034*	200,000	208,887
US Bancorp
5.08%, 05/15/2031	510,000	510,718
Wells Fargo & Co.
2.57%, 02/11/2031	6,334,000	5,832,783
4.90%, 07/25/2033	443,000	435,131
4.96%, 01/23/2037	280,000	267,152
5.21%, 12/03/2035	1,280,000	1,256,071
5.39%, 04/24/2034	536,000	536,153
5.56%, 07/25/2034	485,000	488,866
5.57%, 07/25/2029	456,000	462,884
5.61%, 04/23/2036	1,835,000	1,846,268
		144,333,055
Beverages — 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.
4.70%, 02/01/2036	498,000	473,704
Constellation Brands, Inc.
4.80%, 05/01/2030	754,000	748,764
Security Description	Shares or Principal Amount	Value

Beverages (continued)
Maple Parent Holdings Corp.
5.05%, 03/26/2031*	$185,000	$183,452
5.70%, 03/26/2036*	142,000	141,136
		1,547,056
Biotechnology — 0.3%
Amgen, Inc.
3.15%, 02/21/2040	578,000	437,091
4.85%, 02/19/2036	155,000	148,556
5.60%, 03/02/2043	146,000	139,943
5.65%, 03/02/2053	1,045,000	971,347
Biogen, Inc.
5.75%, 05/15/2035	360,000	368,459
Genmab A/S/Genmab Finance LLC
6.25%, 12/15/2032*	2,864,000	2,890,214
		4,955,610
Building Materials — 0.3%
CRH America, Inc.
5.13%, 05/18/2045*	200,000	177,210
Masco Corp.
6.50%, 08/15/2032	250,000	263,180
Quikrete Holdings, Inc.
6.38%, 03/01/2032*	3,210,000	3,249,175
Vulcan Materials Co.
3.50%, 06/01/2030	1,177,000	1,116,276
		4,805,841
Chemicals — 0.1%
DowDuPont, Inc.
5.42%, 11/15/2048	106,000	95,683
DuPont de Nemours, Inc.
5.32%, 11/15/2038	420,000	404,231
EIDP, Inc.
5.13%, 05/15/2032	690,000	690,958
International Flavors & Fragrances, Inc.
2.30%, 11/01/2030*	535,000	478,632
		1,669,504
Commercial Services — 0.8%
Ashtead Capital, Inc.
5.55%, 05/30/2033*	2,790,000	2,778,623
5.80%, 04/15/2034*	718,000	721,311
Element Fleet Management Corp.
5.04%, 03/25/2030*	720,000	716,853
ERAC USA Finance LLC
4.50%, 02/15/2045*	200,000	166,272
7.00%, 10/15/2037*	719,000	796,537
Ford Foundation
2.82%, 06/01/2070	175,000	92,788
Global Payments, Inc.
2.90%, 05/15/2030	2,887,000	2,637,041
2.90%, 11/15/2031	1,048,000	915,509
5.30%, 08/15/2029	169,000	169,237
5.40%, 03/15/2033	135,000	131,267
5.55%, 11/15/2035	1,005,000	957,135
Pepperdine University
3.30%, 12/01/2059	290,000	178,235
Quanta Services, Inc.
2.35%, 01/15/2032	560,000	486,316
5.10%, 08/09/2035	455,000	441,812
Toll Road Investors Partnership II LP
Zero Coupon, 02/15/2029*	2,723,000	2,289,379
Zero Coupon, 02/15/2031*	939,000	681,560

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Commercial Services (continued)
Zero Coupon, 02/15/2043*	$1,259,395	$442,363
University of Southern California
3.23%, 10/01/2120	280,000	147,499
		14,749,737
Computers — 0.4%
Accenture Capital, Inc.
4.50%, 10/04/2034	174,000	163,449
Apple, Inc.
2.70%, 08/05/2051	890,000	514,031
CGI, Inc.
2.30%, 09/14/2031	380,000	326,671
Dell International LLC/EMC Corp.
5.30%, 10/01/2029	3,767,000	3,809,047
5.30%, 04/01/2032	1,015,000	1,018,014
Leidos, Inc.
2.30%, 02/15/2031	235,000	207,606
5.00%, 03/15/2036	305,000	288,065
		6,326,883
Cosmetics/Personal Care — 0.1%
Haleon US Capital LLC
		1,634,022
Diversified Financial Services — 2.2%
Aercap Funding DAC
4.88%, 07/07/2031	150,000	147,632
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	835,000	831,273
3.00%, 10/29/2028	1,255,000	1,206,440
3.30%, 01/30/2032	1,477,000	1,336,245
4.75%, 01/15/2033	155,000	149,419
5.00%, 11/15/2035	185,000	176,029
6.10%, 01/15/2027	610,000	613,819
Aircastle, Ltd./Aircastle Ireland DAC
5.25%, 03/15/2030*	220,000	219,519
5.75%, 10/01/2031*	190,000	192,673
American Express Co.
4.80%, 10/24/2036	305,000	289,045
4.92%, 07/20/2033	245,000	241,619
5.44%, 01/30/2036	445,000	444,507
Aviation Capital Group LLC
5.13%, 04/10/2030*	355,000	353,096
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	856,000	831,715
2.75%, 02/21/2028*	257,000	248,872
4.20%, 04/15/2029*	250,000	244,419
4.70%, 01/30/2031*	305,000	297,015
4.85%, 04/01/2033*	475,000	453,275
4.95%, 01/15/2028*	506,000	506,917
4.95%, 10/15/2032*	112,000	108,087
5.15%, 01/15/2030*	195,000	194,570
5.75%, 03/01/2029*	120,000	121,855
Capital One Financial Corp.
2.62%, 11/02/2032	475,000	417,414
5.20%, 09/11/2036	335,000	320,681
5.82%, 02/01/2034	1,300,000	1,315,780
6.05%, 02/01/2035	1,689,000	1,725,978
6.38%, 06/08/2034	2,029,000	2,113,732
Charles Schwab Corp.
5.00%, 06/01/2027(2)	3,313,000	3,306,828
5.85%, 05/19/2034	738,000	759,333
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
6.10%, 06/01/2031(2)	$1,248,000	$1,231,039
6.14%, 08/24/2034	1,643,000	1,715,958
Discover Financial Services
6.70%, 11/29/2032	4,075,000	4,373,855
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	1,023,000	1,034,623
Jane Street Group/JSG Finance, Inc.
6.75%, 05/01/2033*	3,100,000	3,159,269
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	2,336,000	2,286,584
LPL Holdings, Inc.
4.00%, 03/15/2029*	2,138,000	2,076,170
6.00%, 05/20/2034	1,976,000	1,991,085
6.75%, 11/17/2028	689,000	714,528
LSEGA Financing PLC
2.00%, 04/06/2028*	925,000	885,545
Nasdaq, Inc.
5.55%, 02/15/2034	162,000	163,772
Nomura Holdings, Inc.
2.68%, 07/16/2030	350,000	318,151
5.55%, 07/14/2036	450,000	441,682
		39,560,048
Electric — 2.4%
AEP Transmission Co. LLC
3.15%, 09/15/2049	95,000	60,293
AES Corp.
5.80%, 03/15/2032	695,000	698,661
Alabama Power Co.
3.75%, 03/01/2045	50,000	37,276
4.10%, 01/15/2042	63,000	50,424
5.70%, 02/15/2033	100,000	102,961
Ameren Illinois Co.
3.25%, 03/15/2050	400,000	262,029
American Electric Power Co., Inc.
5.95%, 11/01/2032	1,608,000	1,671,696
Appalachian Power Recovery Funding LLC
5.84%, 04/01/2048	360,000	354,868
Baltimore Gas & Electric Co.
3.20%, 09/15/2049	230,000	146,239
5.65%, 06/01/2054	330,000	306,261
Berkshire Hathaway Energy Co.
6.13%, 04/01/2036	176,000	183,529
Brazos Securitization LLC
5.41%, 09/01/2052*	1,837,000	1,666,750
Cleveland Electric Illuminating Co.
3.50%, 04/01/2028*	286,000	279,843
5.95%, 12/15/2036	100,000	101,740
Commonwealth Edison Co.
3.65%, 06/15/2046	121,000	87,072
Constellation Energy Generation LLC
3.75%, 03/01/2031	2,005,000	1,896,004
5.75%, 10/01/2041	950,000	933,388
5.80%, 03/01/2033	109,000	111,933
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	354,086	355,240
Delmarva Power & Light Co.
4.15%, 05/15/2045	190,000	149,527
DTE Electric Co.
3.70%, 03/15/2045	111,000	82,634
Duke Energy Corp.
5.70%, 09/15/2055	325,000	295,482

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Duke Energy Indiana LLC
6.12%, 10/15/2035	$100,000	$103,894
Duke Energy Progress LLC
2.90%, 08/15/2051	320,000	190,066
4.15%, 12/01/2044	180,000	142,184
Duquesne Light Holdings, Inc.
2.53%, 10/01/2030*	350,000	312,754
3.62%, 08/01/2027*	400,000	395,776
Electricite de France SA
5.25%, 04/22/2036*	100,000	96,345
5.95%, 04/22/2034*	375,000	388,507
6.90%, 05/23/2053*	983,000	1,015,599
Emera US Finance LP
4.75%, 06/15/2046	320,000	262,064
Empire District Bondco LLC
4.94%, 01/01/2035	705,335	703,290
Enel Finance International NV
3.50%, 04/06/2028*	3,200,000	3,137,084
5.00%, 09/30/2035*	405,000	384,869
5.38%, 07/13/2036*	200,000	193,671
Entergy Arkansas LLC
2.65%, 06/15/2051	590,000	331,063
Entergy Louisiana LLC
2.90%, 03/15/2051	240,000	142,112
5.80%, 03/15/2055	150,000	142,300
Entergy Mississippi LLC
5.85%, 06/01/2054	210,000	200,423
Evergy Metro, Inc.
4.20%, 03/15/2048	100,000	77,255
5.40%, 04/01/2034	211,000	212,123
Evergy, Inc.
2.90%, 09/15/2029	239,000	225,113
Fells Point Funding Trust
3.05%, 01/31/2027*	1,215,000	1,206,502
FirstEnergy Pennsylvania Electric Co.
3.25%, 03/15/2028*	75,000	73,253
ITC Holdings Corp.
2.95%, 05/14/2030*	210,000	194,622
4.95%, 09/22/2027*	585,000	587,036
5.30%, 07/01/2043	175,000	158,941
5.50%, 04/15/2036*	50,000	49,367
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	2,876,000	2,532,772
5.10%, 01/15/2035	155,000	151,491
6.15%, 06/01/2037	100,000	102,616
Massachusetts Electric Co.
4.00%, 08/15/2046*	241,000	179,689
6.24%, 07/20/2056*	220,000	214,136
Nevada Power Co.
5.38%, 09/15/2040	96,000	91,160
New England Power Co.
3.80%, 12/05/2047*	140,000	100,136
New York State Electric & Gas Corp.
3.25%, 12/01/2026*	113,000	112,556
Niagara Mohawk Power Corp.
1.96%, 06/27/2030*	450,000	403,882
6.00%, 07/03/2055*	40,000	37,787
NRG Energy, Inc.
2.45%, 12/02/2027*	395,000	382,980
4.45%, 06/15/2029*	300,000	294,355
OGE Energy Corp.
5.45%, 05/15/2029	140,000	142,166
Security Description	Shares or Principal Amount	Value

Electric (continued)
Ohio Power Co.
2.90%, 10/01/2051	$335,000	$194,368
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	425,000	265,598
Pacific Gas & Electric Co.
3.00%, 06/15/2028	1,428,000	1,382,047
3.30%, 08/01/2040	3,970,000	2,903,924
3.75%, 08/15/2042	75,000	55,027
4.30%, 03/15/2045	130,000	98,901
4.45%, 04/15/2042	420,000	337,538
5.80%, 05/15/2034	683,000	688,223
5.90%, 10/01/2054	40,000	36,202
6.00%, 08/15/2035	1,285,000	1,303,676
6.40%, 06/15/2033	355,000	371,275
6.75%, 01/15/2053	25,000	25,300
Pepco Holdings LLC
7.45%, 08/15/2032	119,000	129,860
PG&E Recovery Funding LLC
5.23%, 06/01/2042	345,000	334,708
5.53%, 06/01/2051	410,000	390,868
5.54%, 07/15/2049	420,000	398,107
PG&E Wildfire Recovery Funding LLC
4.26%, 06/01/2038	305,000	288,081
5.10%, 06/01/2054	385,000	339,522
5.21%, 12/01/2049	205,000	186,633
PPL Electric Utilities Corp.
4.13%, 06/15/2044	270,000	215,272
Progress Energy, Inc.
7.00%, 10/30/2031	150,000	162,648
Public Service Co. of Colorado
3.55%, 06/15/2046	53,000	36,988
Public Service Co. of Oklahoma
5.20%, 01/15/2035	110,000	107,226
6.63%, 11/15/2037	450,000	474,769
Public Service Electric & Gas Co.
3.00%, 03/01/2051	675,000	419,155
5.70%, 12/01/2036	100,000	102,624
Puget Energy, Inc.
5.73%, 03/15/2035	205,000	202,338
San Diego Gas & Electric Co.
2.95%, 08/15/2051	445,000	269,518
5.95%, 03/15/2056	150,000	144,550
SCE Recovery Funding LLC
4.70%, 06/15/2042	347,093	334,036
5.11%, 12/14/2049	165,000	148,042
5.34%, 03/15/2047	335,000	320,441
5.39%, 12/15/2045	320,000	321,402
6.04%, 12/15/2054	485,000	486,313
6.09%, 06/15/2061	470,000	476,112
Sigeco Securitization I LLC
5.03%, 11/15/2038	317,722	313,565
Southern California Edison Co.
4.05%, 03/15/2042	350,000	270,486
5.55%, 01/15/2036	100,000	97,796
5.75%, 04/15/2054	660,000	587,606
5.90%, 03/01/2055	180,000	164,724
Southern Co.
5.20%, 06/15/2033	696,000	690,598
Southwestern Electric Power Co.
3.90%, 04/01/2045	110,000	80,784
Southwestern Public Service Co.
4.50%, 08/15/2041	100,000	85,967

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Virginia Electric & Power Co.
4.45%, 02/15/2044	$180,000	$149,115
Vistra Operations Co. LLC
5.70%, 12/30/2034*	155,000	152,946
6.00%, 04/15/2034*	318,000	320,942
		42,371,610
Electronics — 0.3%
Amphenol Corp.
5.30%, 11/15/2055	500,000	451,101
Arrow Electronics, Inc.
2.95%, 02/15/2032	2,600,000	2,283,363
5.88%, 04/10/2034	1,627,000	1,644,549
nVent Finance SARL
4.55%, 04/15/2028	225,000	223,725
		4,602,738
Entertainment — 0.0%
WMG Acquisition Corp.
		751,050
Food — 0.5%
Bimbo Bakeries USA, Inc.
4.00%, 05/17/2051*	445,000	323,133
5.38%, 01/09/2036*	200,000	195,553
JBS NV/JBS USA Foods Group Holdings, Inc./JBS USA Food Co. Holdings
5.50%, 01/15/2036	610,000	595,112
5.63%, 03/10/2037*	15,000	14,635
5.95%, 04/20/2035	175,000	176,806
6.38%, 04/15/2066	685,000	639,108
6.75%, 03/15/2034	49,000	52,528
JBS USA Holding LUX SARL/JBS USA Food Co./JBS LUX Co. SARL
3.75%, 12/01/2031	490,000	454,343
Kraft Heinz Foods Co.
4.63%, 10/01/2039	400,000	346,017
4.88%, 10/01/2049	485,000	392,259
Kroger Co.
5.00%, 09/15/2034	190,000	184,146
5.50%, 09/15/2054	140,000	125,985
Mars, Inc.
5.65%, 05/01/2045*	745,000	711,769
Performance Food Group, Inc.
6.13%, 09/15/2032*	2,170,000	2,176,130
Post Holdings, Inc.
4.50%, 09/15/2031*	1,270,000	1,177,020
4.63%, 04/15/2030*	681,000	655,976
Tyson Foods, Inc.
5.70%, 03/15/2034	165,000	167,559
		8,388,079
Forest Products & Paper — 0.0%
Pabrik Kertas Tjiwi Kimia Tbk PT
2.00%, 04/30/2029(3)(4)	152,938	38,235
Pindo Deli Pulp & Paper Mills PT FRS
8.51%, (3 ML+3.00%), 04/28/2027*(3)	616,122	0
		38,235
Gas — 0.4%
APA Infrastructure, Ltd.
5.13%, 09/16/2034*	227,000	220,676
Security Description	Shares or Principal Amount	Value

Gas (continued)
Atmos Energy Corp.
4.13%, 10/15/2044	$270,000	$217,255
Boston Gas Co.
3.15%, 08/01/2027*	3,510,000	3,459,931
Brooklyn Union Gas Co.
4.27%, 03/15/2048*	250,000	187,646
NiSource, Inc.
1.70%, 02/15/2031	360,000	311,747
3.60%, 05/01/2030	1,413,000	1,348,217
Southern Co. Gas Capital Corp.
3.15%, 09/30/2051	295,000	183,883
3.95%, 10/01/2046	71,000	53,053
5.10%, 09/15/2035	150,000	145,233
		6,127,641
Health Care-Products — 0.3%
Alcon Finance Corp.
2.60%, 05/27/2030*	989,000	909,591
2.75%, 09/23/2026*	716,000	714,249
3.00%, 09/23/2029*	1,307,000	1,236,752
5.38%, 12/06/2032*	707,000	714,236
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	1,023,000	1,040,322
Solventum Corp.
5.60%, 03/23/2034	543,000	546,313
Thermo Fisher Scientific, Inc.
4.90%, 02/12/2036	510,000	493,067
		5,654,530
Health Care-Services — 1.3%
Adventist Health System
5.43%, 03/01/2032	2,427,000	2,446,123
Children's Hospital
2.93%, 07/15/2050	340,000	214,426
Children's Hospital Corp.
2.59%, 02/01/2050	270,000	156,795
Cigna Group
3.20%, 03/15/2040	815,000	616,861
CommonSpirit Health
2.78%, 10/01/2030	275,000	251,750
3.91%, 10/01/2050	275,000	195,485
Cottage Health Obligated Group
3.30%, 11/01/2049	320,000	209,482
Elevance Health, Inc.
4.65%, 08/15/2044	180,000	149,973
Hackensack Meridian Health, Inc.
2.68%, 09/01/2041	760,000	530,073
2.88%, 09/01/2050	400,000	244,043
Hartford HealthCare Corp.
3.45%, 07/01/2054	185,000	126,801
HCA, Inc.
3.50%, 07/15/2051	137,000	87,413
3.63%, 03/15/2032	170,000	156,422
4.90%, 11/15/2035	190,000	179,794
5.13%, 06/15/2039	335,000	310,161
5.45%, 09/15/2034	355,000	352,598
5.50%, 06/15/2047	390,000	348,109
5.75%, 03/01/2035	405,000	408,353
5.95%, 09/15/2054	200,000	186,034
6.10%, 04/01/2064	500,000	468,205
Humana, Inc.
5.88%, 03/01/2033	2,100,000	2,135,473

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Services (continued)
Icon Investments Six DAC
6.00%, 05/08/2034	$1,524,000	$1,539,852
Marin General Hospital
7.24%, 08/01/2045	1,226,000	1,268,419
Memorial Health Services
3.45%, 11/01/2049	620,000	412,938
MyMichigan Health
3.41%, 06/01/2050	155,000	102,609
Northwell Healthcare, Inc.
3.98%, 11/01/2046	594,000	445,389
NYU Langone Hospitals
3.38%, 07/01/2055	270,000	176,379
Piedmont Healthcare, Inc.
2.86%, 01/01/2052	460,000	269,405
Texas Health Resources
2.33%, 11/15/2050	220,000	118,981
4.33%, 11/15/2055	400,000	307,835
Toledo Hospital
5.33%, 11/15/2028	3,425,000	3,426,081
5.75%, 11/15/2038	1,296,000	1,274,763
UnitedHealth Group, Inc.
3.25%, 05/15/2051	345,000	220,133
3.50%, 08/15/2039	420,000	336,333
5.15%, 07/15/2034	3,146,000	3,120,598
5.88%, 02/15/2053	250,000	240,637
Yale-New Haven Health Services Corp.
2.50%, 07/01/2050	390,000	218,699
		23,253,425
Insurance — 1.0%
AIA Group, Ltd.
3.20%, 09/16/2040*	250,000	186,172
Aon North America, Inc.
5.45%, 03/01/2034	650,000	650,918
5.75%, 03/01/2054	225,000	209,004
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	2,052,000	2,075,856
Berkshire Hathaway Finance Corp.
3.85%, 03/15/2052	410,000	294,775
Brown & Brown, Inc.
4.95%, 03/17/2052	628,000	507,481
5.55%, 06/23/2035	968,000	949,189
F&G Annuities & Life, Inc.
6.50%, 06/04/2029	430,000	438,520
Fairfax Financial Holdings, Ltd.
3.38%, 03/03/2031	551,000	510,549
4.85%, 04/17/2028	2,552,000	2,553,182
5.63%, 08/16/2032	1,822,000	1,844,907
Guardian Life Insurance Co. of America
4.85%, 01/24/2077*	63,000	49,675
Hanover Insurance Group, Inc.
2.50%, 09/01/2030	250,000	226,001
Hartford Financial Services Group, Inc.
4.30%, 04/15/2043	260,000	212,713
HUB International, Ltd.
7.25%, 06/15/2030*	2,009,000	2,068,605
New York Life Insurance Co.
4.45%, 05/15/2069*	305,000	221,942
Pacific Life Insurance Co.
4.30%, 10/24/2067*	249,000	190,100
Principal Financial Group, Inc.
4.11%, 02/15/2028*	321,000	318,550
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Sammons Financial Group, Inc.
5.95%, 06/15/2036*	$1,005,000	$986,408
6.88%, 04/15/2034*	2,862,000	3,027,380
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	200,000	153,903
		17,675,830
Internet — 0.3%
Alphabet, Inc.
5.50%, 02/15/2046	290,000	269,372
5.65%, 02/15/2056	435,000	401,750
5.75%, 02/15/2066	265,000	240,364
Amazon.com, Inc.
3.95%, 04/13/2052	655,000	459,703
4.88%, 03/13/2036	379,000	362,724
5.80%, 03/13/2056	310,000	285,045
6.00%, 07/09/2046	355,000	345,115
6.10%, 07/09/2056	535,000	513,826
Beignet Investor LLC
6.58%, 05/30/2049*	1,137,000	1,102,280
Meta Platforms, Inc.
5.25%, 05/15/2036	125,000	119,846
5.40%, 08/15/2054	250,000	203,508
5.50%, 11/15/2045	730,000	631,470
5.60%, 05/15/2053	525,000	439,119
5.63%, 11/15/2055	235,000	196,546
6.30%, 05/15/2056	285,000	261,550
Uber Technologies, Inc.
4.80%, 09/15/2034	240,000	229,753
		6,061,971
Iron/Steel — 0.1%
Fortescue Treasury Pty, Ltd.
		1,220,489
Lodging — 0.2%
Hilton Domestic Operating Co., Inc.
5.88%, 03/15/2033*	2,184,000	2,183,375
Marriott International, Inc.
3.50%, 10/15/2032	1,699,000	1,545,719
		3,729,094
Machinery-Diversified — 0.6%
CNH Industrial NV
3.85%, 11/15/2027	713,000	705,315
Regal Rexnord Corp.
6.05%, 04/15/2028	829,000	844,510
6.30%, 02/15/2030	2,533,000	2,618,750
6.40%, 04/15/2033	1,964,000	2,047,996
Westinghouse Air Brake Technologies Corp.
4.70%, 09/15/2028	3,564,000	3,559,010
		9,775,581
Media — 0.3%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.50%, 06/01/2041	260,000	175,915
3.70%, 04/01/2051	525,000	310,352
4.80%, 03/01/2050	510,000	356,728
Comcast Corp.
3.20%, 07/15/2036	300,000	242,422
3.25%, 11/01/2039	550,000	399,830
3.90%, 03/01/2038	273,000	222,992
4.20%, 08/15/2034	630,000	571,450

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Media (continued)
Cox Communications, Inc.
2.95%, 10/01/2050*	$255,000	$125,708
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	795,000	773,797
5.65%, 07/15/2033*	785,000	752,051
Time Warner Cable LLC
5.50%, 09/01/2041	700,000	577,041
		4,508,286
Metal Fabricate/Hardware — 0.0%
Precision Castparts Corp.
		82,329
Mining — 0.5%
Anglo American Capital PLC
2.88%, 03/17/2031*	1,551,000	1,408,471
3.88%, 03/16/2029*	1,901,000	1,857,605
4.75%, 03/16/2052*	2,499,000	2,020,660
5.75%, 04/05/2034*	755,000	765,251
Corp. Nacional del Cobre de Chile
6.44%, 01/26/2036*	339,000	352,028
Glencore Funding LLC
2.85%, 04/27/2031*	2,121,000	1,919,633
5.51%, 04/01/2036*	240,000	236,545
5.63%, 04/04/2034*	390,000	392,424
		8,952,617
Miscellaneous Manufacturing — 0.0%
Eaton Corp.
		304,530
Oil & Gas — 0.8%
BP Capital Markets America, Inc.
2.77%, 11/10/2050	450,000	264,493
2.94%, 06/04/2051	500,000	301,482
ConocoPhillips Co.
5.50%, 01/15/2055	400,000	365,603
Devon Energy Corp.
5.40%, 02/15/2035*	410,000	403,698
5.75%, 09/15/2054	143,000	131,777
Eni SpA
4.25%, 05/09/2029*	1,407,000	1,388,029
5.50%, 05/15/2034*	3,097,000	3,091,510
5.95%, 05/15/2054*	290,000	273,810
Eni USA, Inc.
7.30%, 11/15/2027	200,000	206,236
EQT Corp.
3.63%, 05/15/2031*	807,000	749,035
3.90%, 10/01/2027	418,000	414,102
5.00%, 01/15/2029	697,000	698,857
Exxon Mobil Corp.
3.10%, 08/16/2049	510,000	328,769
Marathon Petroleum Corp.
4.75%, 09/15/2044	2,160,000	1,816,396
5.85%, 12/15/2045	974,000	902,096
Santos Finance, Ltd.
5.75%, 11/13/2035*	790,000	780,419
6.88%, 09/19/2033*	1,618,000	1,728,521
TotalEnergies Capital International SA
2.99%, 06/29/2041	760,000	551,736
3.46%, 07/12/2049	385,000	262,109
		14,658,678
Security Description	Shares or Principal Amount	Value

Oil & Gas Services — 0.0%
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
		412,749
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.
5.13%, 03/12/2036	$495,000	$477,420
Packaging Corp. of America
4.05%, 12/15/2049	385,000	286,613
		764,033
Pharmaceuticals — 0.3%
AbbVie, Inc.
4.05%, 11/21/2039	1,184,000	1,011,569
4.40%, 11/06/2042	275,000	232,843
4.50%, 05/14/2035	420,000	396,894
4.75%, 03/15/2036	80,000	76,550
5.05%, 03/15/2034	115,000	114,136
5.55%, 03/15/2056	165,000	153,948
AstraZeneca PLC
4.00%, 09/18/2042	110,000	89,889
Bristol-Myers Squibb Co.
4.13%, 06/15/2039	241,000	209,127
4.25%, 10/26/2049	401,000	310,769
4.55%, 02/20/2048	121,000	98,795
Cencora, Inc.
5.15%, 02/15/2035	780,000	766,812
CVS Health Corp.
4.30%, 03/25/2028	75,000	74,545
CVS Pass-Through Trust
4.70%, 01/10/2036*	167,615	156,471
7.51%, 01/10/2032*	120,036	124,813
8.35%, 07/10/2031*	158,413	170,354
Eli Lilly & Co.
5.00%, 02/09/2054	330,000	288,158
5.70%, 05/20/2066	240,000	228,585
Novartis Capital Corp.
5.70%, 03/18/2056	130,000	125,633
Pfizer Investment Enterprises Pte., Ltd.
5.34%, 05/19/2063	745,000	650,274
Takeda Pharmaceutical Co., Ltd.
3.18%, 07/09/2050	693,000	437,988
5.65%, 07/05/2044	292,000	279,315
		5,997,468
Pipelines — 1.6%
Cameron LNG LLC
3.70%, 01/15/2039*	479,000	396,350
Cheniere Corpus Christi Holdings LLC
2.74%, 12/31/2039	1,036,000	869,158
Cheniere Energy Partners LP
5.55%, 10/30/2035	3,257,000	3,235,601
Cheniere Energy, Inc.
5.65%, 04/15/2034	260,000	262,540
Columbia Pipelines Operating Co. LLC
5.44%, 02/15/2035*	1,130,000	1,122,074
5.96%, 02/15/2055*	765,000	725,010
Eastern Energy Gas Holdings LLC
6.20%, 01/15/2055	230,000	225,511
Eastern Gas Transmission & Storage, Inc.
3.90%, 11/15/2049	423,000	298,953
Enbridge, Inc.
4.25%, 12/01/2026	1,450,000	1,449,205
5.45%, 03/27/2036	100,000	98,944

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
5.63%, 04/05/2034	$800,000	$809,496
5.70%, 03/08/2033	972,000	991,329
Energy Transfer LP
4.15%, 09/15/2029	189,000	185,006
5.35%, 01/15/2036	152,000	148,512
5.55%, 02/15/2028	676,000	684,303
6.05%, 06/01/2041	677,000	669,858
Galaxy Pipeline Assets Bidco., Ltd.
2.94%, 09/30/2040*	424,455	344,273
Kinder Morgan Energy Partners LP
5.40%, 09/01/2044	1,611,000	1,455,097
MPLX LP
4.95%, 03/14/2052	3,197,000	2,587,523
ONEOK Partners LP
6.65%, 10/01/2036	240,000	255,349
Plains All American Pipeline LP/PAA Finance Corp.
3.55%, 12/15/2029	4,937,000	4,737,549
South Bow USA Infrastructure Holdings LLC
4.91%, 09/01/2027	130,000	130,211
5.03%, 10/01/2029	150,000	149,542
Targa Resources Corp.
4.20%, 02/01/2033	507,000	473,050
4.95%, 04/15/2052	836,000	679,652
6.13%, 03/15/2033	2,375,000	2,466,486
Venture Global Calcasieu Pass LLC
6.25%, 01/15/2030*	2,624,000	2,670,886
Western Midstream Operating LP
5.25%, 02/01/2050	215,000	178,866
		28,300,334
Private Equity — 0.0%
Brookfield Finance, Inc.
4.70%, 09/20/2047	35,000	28,306
4.85%, 03/29/2029	197,000	196,724
		225,030
Real Estate — 0.2%
Bridge Housing Corp.
5.32%, 07/15/2035	1,910,000	1,861,115
CBRE Services, Inc.
5.95%, 08/15/2034	1,483,000	1,517,355
Ontario Teachers' Cadillac Fairview Properties Trust
3.88%, 03/20/2027*	243,000	242,114
		3,620,584
REITS — 1.4%
American Tower Corp.
1.88%, 10/15/2030	545,000	480,096
2.10%, 06/15/2030	300,000	269,042
Boston Properties LP
2.55%, 04/01/2032	3,765,000	3,249,600
5.75%, 01/15/2035	1,501,000	1,489,981
6.50%, 01/15/2034	1,676,000	1,748,489
Brixmor Operating Partnership LP
2.25%, 04/01/2028	380,000	365,681
2.50%, 08/16/2031	215,000	189,781
5.75%, 02/15/2035	2,909,000	2,949,565
COPT Defense Properties LP
2.00%, 01/15/2029	175,000	163,379
2.75%, 04/15/2031	624,000	560,018
Crown Castle, Inc.
4.00%, 03/01/2027	71,000	70,818
Security Description	Shares or Principal Amount	Value

REITS (continued)
DOC DR LLC
2.63%, 11/01/2031	$265,000	$234,269
Equinix Europe 2 Financing Corp. LLC
4.70%, 03/15/2033	585,000	557,711
Equinix, Inc.
2.15%, 07/15/2030	2,406,000	2,149,542
5.50%, 08/15/2033	900,000	889,696
Essex Portfolio LP
2.65%, 03/15/2032	365,000	320,341
Extra Space Storage LP
4.00%, 06/15/2029	415,000	404,841
Goodman US Finance Eight LLC
5.88%, 04/28/2046*	85,000	80,294
Goodman US Finance Six LLC
5.13%, 10/07/2034*	185,000	178,723
Healthpeak OP LLC
2.13%, 12/01/2028	679,000	640,729
3.50%, 07/15/2029	356,000	342,833
Iron Mountain, Inc.
4.50%, 02/15/2031*	3,295,000	3,118,532
Mid-America Apartments LP
1.70%, 02/15/2031	300,000	260,183
NNN REIT, Inc.
5.50%, 06/15/2034	240,000	240,314
Regency Centers LP
4.13%, 03/15/2028	400,000	397,400
Safehold GL Holdings LLC
2.80%, 06/15/2031	399,000	356,812
SBA Communications Corp.
3.13%, 02/01/2029	2,080,000	1,985,996
5.15%, 07/15/2031	455,000	451,514
5.45%, 07/15/2033	330,000	328,407
UDR, Inc.
2.10%, 08/01/2032	310,000	260,825
3.00%, 08/15/2031	55,000	49,968
Welltower OP LLC
6.50%, 03/15/2041	250,000	269,800
WP Carey, Inc.
2.40%, 02/01/2031	395,000	352,438
5.20%, 09/15/2036	185,000	178,489
		25,586,107
Retail — 0.5%
1011778 BC ULC/New Red Finance, Inc.
6.13%, 06/15/2029*	1,534,000	1,549,992
Dick's Sporting Goods, Inc.
3.15%, 01/15/2032	2,038,000	1,842,824
McDonald's Corp.
6.30%, 10/15/2037	102,000	108,870
Penske Automotive Group, Inc.
3.75%, 06/15/2029	3,167,000	3,024,111
QXO Building Products, Inc.
6.50%, 07/15/2031*	3,085,000	3,097,509
		9,623,306
Savings & Loans — 0.0%
Nationwide Building Society
		764,770
Semiconductors — 0.4%
Analog Devices, Inc.
2.80%, 10/01/2041	273,000	190,201
Broadcom, Inc.
3.14%, 11/15/2035	3,382,000	2,749,099

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
3.19%, 11/15/2036	$710,000	$564,792
4.80%, 02/15/2036	167,000	154,341
Foundry JV Holdco LLC
6.10%, 01/25/2036*	200,000	204,447
6.20%, 01/25/2037*	200,000	204,541
Intel Corp.
3.25%, 11/15/2049	330,000	201,856
3.73%, 12/08/2047	130,000	88,241
5.70%, 02/10/2053	200,000	177,510
KLA Corp.
3.30%, 03/01/2050	350,000	228,375
Marvell Technology, Inc.
2.95%, 04/15/2031	725,000	657,371
5.45%, 07/15/2035	636,000	623,971
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.25%, 05/11/2041	745,000	537,808
		6,582,553
Software — 1.4%
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	300,000	294,703
Fiserv, Inc.
3.50%, 07/01/2029	1,675,000	1,606,620
5.15%, 08/12/2034	275,000	261,588
5.60%, 03/02/2033	1,191,000	1,186,612
Microsoft Corp.
3.04%, 03/17/2062	91,000	51,173
OAK-Eagle Acquireco, Inc.
7.25%, 07/01/2033*	2,569,000	2,661,929
Oracle Corp.
3.60%, 04/01/2050	970,000	555,911
3.80%, 11/15/2037	200,000	150,730
3.85%, 07/15/2036	54,000	42,731
3.90%, 05/15/2035	46,000	37,598
3.95%, 03/25/2051	145,000	88,374
4.30%, 07/08/2034	81,000	69,420
4.38%, 05/15/2055	200,000	125,795
4.80%, 09/26/2032	345,000	317,538
5.20%, 09/26/2035	1,225,000	1,099,093
5.70%, 02/04/2036	1,582,000	1,464,565
5.88%, 09/26/2045	180,000	147,695
5.95%, 09/26/2055	904,000	718,264
6.55%, 02/04/2046	125,000	110,622
6.70%, 02/04/2056	545,000	480,559
6.85%, 02/04/2066	275,000	241,969
Paychex, Inc.
5.60%, 04/15/2035	4,481,000	4,453,168
Roper Technologies, Inc.
4.75%, 02/15/2032	255,000	249,350
Salesforce, Inc.
5.20%, 03/15/2033	1,819,000	1,796,653
5.55%, 03/15/2036	2,726,000	2,658,205
6.40%, 03/15/2046	909,000	874,955
SS&C Technologies, Inc.
5.50%, 09/30/2027*	2,616,000	2,612,400
6.50%, 06/01/2032*	450,000	453,330
Synopsys, Inc.
5.70%, 04/01/2055	450,000	412,672
		25,224,222
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
AT&T, Inc.
2.25%, 02/01/2032	$765,000	$656,951
3.55%, 09/15/2055	1,393,000	835,497
5.13%, 04/30/2036	110,000	104,822
6.20%, 10/30/2056	510,000	472,054
Beacon Point DC LLC
6.13%, 11/30/2042*	1,550,000	1,487,272
Corning, Inc.
3.90%, 11/15/2049	355,000	254,421
NBN Co., Ltd.
2.63%, 05/05/2031*	1,050,000	947,169
NTT Finance Corp.
5.26%, 11/01/2033*	270,000	265,950
5.48%, 11/01/2036*	285,000	279,168
5.50%, 07/16/2035*	413,000	409,137
Orange SA
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036*	2,288,000	2,092,188
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	718,000	695,870
Rogers Communications, Inc.
4.50%, 03/15/2042	3,354,000	2,738,788
4.55%, 03/15/2052	3,354,000	2,523,262
Sopaipilla Investor LLC
7.53%, 11/30/2048*	650,000	673,715
T-Mobile USA, Inc.
2.55%, 02/15/2031	4,081,000	3,659,543
3.40%, 10/15/2052	720,000	438,714
4.38%, 04/15/2040	317,000	267,751
Vodafone Group PLC
5.35%, 06/18/2036	2,681,000	2,594,299
5.63%, 02/10/2053	732,000	645,830
6.25%, 11/30/2032	300,000	314,762
		22,357,163
Transportation — 0.0%
Burlington Northern Santa Fe LLC
3.55%, 02/15/2050	193,000	133,466
Canadian Pacific Railway Co.
4.70%, 05/01/2048	382,000	321,273
Union Pacific Corp.
4.10%, 09/15/2067	100,000	70,190
		524,929
Trucking & Leasing — 0.1%
Avolon Holdings Funding, Ltd.
4.90%, 10/10/2030*	180,000	176,838
SMBC Aviation Capital Finance DAC
5.20%, 07/23/2031*	909,000	905,208
5.70%, 07/23/2036*	200,000	197,858
		1,279,904
Total Corporate Bonds & Notes (cost $576,106,805)		546,015,500
ASSET BACKED SECURITIES — 9.1%
Auto Loan Receivables — 2.6%
American Credit Acceptance Receivables Trust
Series 2025-4, Class A 4.42%, 05/14/2029*	1,714,826	1,716,287
Series 2026-2, Class C 4.85%, 05/10/2032*	745,000	740,931

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	$46,319	$46,439
Avis Budget Rental Car Funding AESOP LLC
Series 2024-1A, Class A 5.36%, 06/20/2030*	1,034,000	1,044,931
BofA Auto Trust
Series 2026-1A, Class A2A 4.10%, 11/15/2028*	468,000	467,598
Bridgecrest Lending Auto Securitization Trust
Series 2024-1, Class C 5.65%, 04/16/2029	752,312	755,722
Carmax Select Receivables Trust
Series 2025-B, Class A2 4.19%, 03/15/2029	828,914	828,563
Series 2026-B, Class A2 4.35%, 04/16/2029	282,000	281,919
Carvana Auto Receivables Trust
Series 2023-N1, Class C 5.92%, 07/10/2029*	321,208	321,688
Citizens Auto Receivables Trust
Series 2024-1, Class A3 5.11%, 04/17/2028*	240,633	241,193
Consumer Portfolio Services Auto Trust
Series 2025-B, Class C 5.12%, 07/15/2031*	1,365,000	1,368,513
Credit Acceptance Auto Loan Trust
Series 2025-2A, Class B 4.87%, 01/15/2036*	1,020,000	1,017,861
Series 2024-3A, Class C 5.39%, 01/16/2035*	1,800,000	1,802,414
Series 2024-1A, Class C 6.71%, 07/17/2034*	1,490,000	1,511,248
DT Auto Owner Trust
Series 2023-2A, Class C 5.79%, 02/15/2029*	31,304	31,320
Enterprise Fleet Financing LLC
Series 2026-1, Class A2 4.00%, 10/20/2028*	2,049,000	2,041,411
Series 2025-4, Class A2 4.05%, 08/20/2028*	1,088,279	1,085,747
Series 2024-4, Class A2 4.69%, 07/20/2027*	221,849	222,129
Series 2023-3, Class A2 6.40%, 03/20/2030*	250,550	252,299
Exeter Automobile Receivables Trust
Series 2022-2A, Class D 4.56%, 07/17/2028	685,142	685,455
Series 2025-5A, Class D 5.16%, 03/15/2032	700,000	694,512
Series 2026-2A, Class D 5.51%, 08/16/2032	1,500,000	1,496,612
Series 2022-4A, Class D 5.98%, 12/15/2028	614,918	616,891
FHF Issuer Trust
Series 2024-1A, Class A2 5.69%, 02/15/2030*	557,386	559,562
GLS Auto Receivables Issuer Trust
Series 2025-2A, Class A2 4.75%, 03/15/2028*	10,528	10,530
Series 2025-4A, Class D 5.13%, 08/15/2031*	2,000,000	1,975,741
Security Description	Shares or Principal Amount	Value

Auto Loan Receivables (continued)
Series 2025-2A, Class D 5.59%, 01/15/2031*	$2,100,000	$2,108,536
Series 2023-3A, Class C 6.01%, 05/15/2029*	317,781	318,643
Series 2024-2A, Class C 6.03%, 02/15/2030*	1,955,000	1,972,289
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	547,973	548,562
M&T Bank RV Trust
Series 2026-1A, Class A 4.35%, 01/15/2046*	819,198	801,367
Research-Driven Pagaya Motor Asset Trust
Series 2026-2A, Class A3 5.38%, 02/26/2035*	1,700,000	1,701,918
Series 2026-3A, Class A3 5.38%, 03/26/2035*	1,855,000	1,856,063
Series 2026-4A, Class A4 5.80%, 05/25/2035*	1,662,000	1,663,440
Santander Drive Auto Receivables Trust
Series 2026-1, Class A2 4.04%, 03/15/2029	1,238,085	1,237,058
Series 2025-1, Class A3 4.74%, 01/16/2029	534,254	534,794
Series 2022-6, Class D 5.69%, 02/18/2031	2,030,028	2,039,793
Series 2024-3, Class D 5.97%, 10/15/2031	1,955,000	1,980,494
Series 2024-2, Class D 6.28%, 08/15/2031	1,456,000	1,484,377
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A3 4.47%, 07/20/2028*	1,223,000	1,224,041
Series 2025-AA, Class A2 4.63%, 07/20/2027*	723,632	724,300
Truist Bank Auto Credit-Linked Notes
Series 2026-1, Class B 5.07%, 06/26/2034*	1,119,275	1,115,463
US Auto Funding Trust
Series 2022-1A, Class B 5.13%, 12/15/2025*	1,845,113	522,736
Westlake Automobile Receivables Trust
Series 2023-1A, Class C 5.74%, 08/15/2028*	132,075	132,146
Series 2023-4A, Class C 6.64%, 11/15/2028*	905,991	913,136
Series 2022-3A, Class D 6.68%, 04/17/2028*	1,139,405	1,142,183
		45,838,855
Credit Card Receivables — 0.2%
Continental Finance Credit Card ABS Master Trust
Series 2025-A, Class A 5.40%, 12/17/2035*	1,750,000	1,736,098
Perimeter Master Note Business Trust
Series 2025-1A, Class A 5.58%, 12/16/2030*	1,850,000	1,844,433
		3,580,531
Home Equity — 0.4%
FIGRE Trust FRS
Series 2026-HF7, Class A 4.92%, (SOFR30A+1.30%), 07/25/2056*	1,898,000	1,897,994

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Home Equity (continued)
FIGRE Trust VRS
Series 2026-EXP1, Class A 5.76%, 06/25/2056*(5)	$837,128	$836,029
FIX Six Trust VRS
Series 2026-PF1, Class A 5.76%, 08/25/2056*(5)	565,000	563,771
GS Mtg.-Backed Securities Trust
Series 2026-CES1, Class A1 4.90%, 05/25/2056*(6)	836,305	826,757
GS Mtg.-Backed Securities Trust VRS
Series 2025-SL1, Class A1 5.85%, 11/25/2067*(5)	1,487,993	1,489,933
Towd Point Mtg. Trust
Series 2026-CES2, Class A1A 4.72%, 02/25/2066*(6)	1,321,259	1,297,872
		6,912,356
Other Asset Backed Securities — 5.9%
Academic Loan Funding Trust FRS
Series 2013-1A, Class A 4.53%, (SOFR30A+0.91%), 12/26/2044*	76,933	75,666
Accelerated LLC
Series 2021-1H, Class B 1.90%, 10/20/2040*	266,097	249,264
AMSR Trust
Series 2022-SFR3, Class E2 4.00%, 10/17/2039*	1,750,000	1,701,766
Bain Capital Credit CLO, Ltd. FRS
Series 2021-6A, Class BR 5.28%, (TSFR3M+1.55%), 10/21/2034*	1,972,783	1,975,653
Series 2021-6A, Class CR 5.53%, (TSFR3M+1.80%), 10/21/2034*	1,562,236	1,564,356
Bastion Funding I LLC
Series 2023-1A, Class A2 7.12%, 04/25/2038*	587,551	589,653
BG Beta I, Ltd.
6.28%, 07/16/2054	960,000	951,044
Black Diamond CLO, Ltd. FRS
Series 2021-1A, Class A2R 5.58%, (TSFR3M+1.85%), 11/22/2034*	3,583,333	3,584,293
Series 2019-2A, Class A2R 5.95%, (TSFR3M+2.20%), 07/23/2032*	2,724,119	2,727,897
BlueMountain CLO XXVI, Ltd. FRS
Series 2019-26A, Class CR2 5.58%, (TSFR3M+1.85%), 10/20/2034*	1,595,066	1,595,329
Business Jet Securities LLC
Series 2026-1A, Class A 5.46%, 06/15/2041*	976,080	970,988
Series 2026-1A, Class B 6.10%, 06/15/2041*	98,000	97,656
Series 2024-1A, Class A 6.20%, 05/15/2039*	327,676	330,648
Series 2024-1A, Class B 6.92%, 05/15/2039*	54,613	55,572
BXG Receivables Note Trust
Series 2022-A, Class C 5.35%, 09/28/2037*	534,231	533,089
Cars Net Lease Mtg. Notes
Series 2020-1A, Class A3 3.10%, 12/15/2050*	364,531	337,655
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
CFIN Issuer LLC
Series 2022-RTL1, Class AA 4.75%, 02/16/2026*(6)	$175,505	$174,294
Columbia Cent CLO 30, Ltd. FRS
Series 2020-30A, Class B1R2 5.28%, (TSFR3M+1.55%), 01/20/2034*	1,978,941	1,980,960
Columbia Cent CLO 31, Ltd. FRS
Series 2021-31A, Class CR 5.58%, (TSFR3M+1.85%), 04/20/2034*	1,417,722	1,406,652
Corevest American Finance Trust
Series 2019-3, Class A 2.71%, 10/15/2052*	24,558	24,513
Series 2019-3, Class B 3.16%, 10/15/2052*	1,900,000	1,829,363
Diversified ABS Phase VIII LLC
Series 2024-1A, Class A1 7.08%, 05/30/2044*	1,421,768	1,435,424
DP Lion Holdco LLC
Series 2023-1A, Class A 8.24%, 11/30/2043	504,250	514,705
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class B 5.56%, (TSFR3M+1.81%), 04/15/2031*	5,500,000	5,509,218
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class CR2 5.65%, (TSFR3M+1.90%), 07/17/2034*	4,596,611	4,568,990
FirstKey Homes Trust
Series 2022-SFR1, Class D 5.20%, 05/19/2039*	880,000	873,349
FMC GMSR Issuer Trust VRS
Series 2021-GT1, Class A 3.62%, 07/25/2028	2,200,000	2,115,462
Series 2021-GT2, Class A 3.85%, 10/25/2026*(5)	1,750,000	1,681,698
Series 2020-GT1, Class A 4.45%, 01/25/2028*(5)	2,000,000	1,979,194
Series 2024-SAT1, Class A 6.50%, 03/26/2027*(5)	2,160,000	2,125,155
Foundation Finance Trust
Series 2023-2A, Class D 9.10%, 06/15/2049*	878,692	923,759
FW Energy Asset Issuer LLC
7.15%, 08/25/2044	1,087,731	1,093,722
8.11%, 08/25/2044	409,961	409,882
GoodGreen Trust
Series 2019-2A, Class A 2.76%, 04/15/2055*	413,936	353,035
Series 2017-2A, Class A 3.26%, 10/15/2053*	294,209	263,537
Series 2017-1A, Class A 3.74%, 10/15/2052*	60,845	56,158
GoodGreen, Ltd.
Series 2023-1A, Class A 5.90%, 01/17/2061*	888,785	866,244
Grene Energy
11.00%, 01/25/2027(1)	79,336	64,659
HERO Funding Trust
Series 2016-3A, Class A1 3.08%, 09/20/2042*	48,885	45,592
Series 2017-3A, Class A2 3.95%, 09/20/2048*	189,116	175,225
Series 2017-1A, Class A2 4.46%, 09/20/2047*	160,698	151,088

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Hilton Grand Vacations Trust
Series 2025-3EXT, Class B 4.90%, 10/25/2044*	$954,068	$944,858
Identity Digital Capital LLC
6.79%, 03/20/2065	2,000,000	1,973,600
Jonah Energy ABS I LLC
Series 2022-1, Class A1 7.20%, 12/10/2037*	377,944	381,450
Series 2022-1, Class A2 7.80%, 11/10/2037	742,019	739,273
Jonah Energy ABS II LLC
Series 2024-1A, Class A1 6.50%, 08/10/2039*	1,005,104	1,002,591
KKR Static CLO I, Ltd. FRS
Series 2022-1A, Class BR2 5.18%, (TSFR3M+1.45%), 07/20/2031*	2,063,550	2,062,547
MAN US CLO, Ltd. FRS
Series 2023-1AR, Class BR 5.23%, (TSFR3M+1.60%), 07/20/2039*	1,900,921	1,901,200
MVW LLC
Series 2021-1WA, Class A 1.14%, 01/22/2041*	155,931	152,327
Neuberger Berman Loan Advisers CLO 44, Ltd. FRS
Series 2021-44A, Class CR 5.49%, (TSFR3M+1.70%), 10/16/2035*	820,473	821,753
NMABS Issuer I LLC
Series 2025-1A, Class A 5.14%, 11/22/2055*	1,577,367	1,553,895
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class BR 5.49%, (TSFR3M+1.85%), 11/13/2031*	1,940,049	1,941,064
Oaktree CLO, Ltd. FRS
Series 2019-4AR, Class BR3 5.33%, (TSFR3M+1.60%), 07/20/2037*	2,849,235	2,849,007
Series 2019-4AR, Class CR3 5.58%, (TSFR3M+1.85%), 07/20/2037*	2,500,000	2,499,968
OneMain Financial Issuance Trust
Series 2020-2A, Class B 2.21%, 09/14/2035*	1,585,000	1,542,393
Oportun Issuance Trust
Series 2021-B, Class A 1.47%, 05/08/2031*	89,087	87,880
Series 2025-D, Class B 5.31%, 02/08/2033*	2,060,000	2,051,179
P4 SFR Holdco LLC
Series 2019, Class A 7.25%, 10/11/2026	847,431	839,804
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class B 5.25%, (TSFR3M+1.60%), 02/15/2033*	2,000,000	2,001,844
Series 2025-2A, Class B 5.45%, (TSFR3M+1.70%), 07/15/2033*	4,500,000	4,506,179
Progress Residential Trust
Series 2022-SFR1, Class E1 3.93%, 02/17/2041*	2,050,000	1,964,591
Series 2025-SFR5, Class D 4.00%, 10/17/2042*	732,681	676,916
Series 2025-SFR6, Class C 4.00%, 12/17/2042*	710,000	664,090
Series 2026-SFR2, Class B 4.32%, 05/17/2043*	990,000	936,731
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2022-SFR2, Class E1 4.55%, 04/17/2027*	$1,500,000	$1,484,077
Series 2022-SFR3, Class E1 5.20%, 04/17/2039*	1,615,000	1,604,685
Purchasing Power Funding LLC
Series 2026-A, Class B 4.81%, 08/15/2030*	1,603,000	1,585,141
Reach ABS Trust
Series 2025-2A, Class B 5.12%, 08/18/2032*	1,040,000	1,035,131
Renew Financial
Series 2017-1A, Class A 3.67%, 09/20/2052*	84,533	77,287
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class BRR 5.28%, (TSFR3M+1.55%), 01/20/2036*	1,891,996	1,893,389
SCF Equipment Leasing LLC
Series 2023-1A, Class C 6.77%, 08/22/2033*	1,526,000	1,568,452
Store Master Funding
Series 2024-1A, Class A1 5.69%, 05/20/2054*	248,511	249,915
Series 2024-1A, Class A2 5.70%, 05/20/2054*	519,175	523,636
Store Master Funding I-VII XIV XIX XX XXII XXIV XXXIV XXXVII XXXVIII
Series 2026-1A, Class A2 5.31%, 06/20/2056*	2,263,111	2,243,771
Stream Innovations Issuer Trust
Series 2026-1A, Class A 4.78%, 08/15/2046*	1,951,664	1,914,018
UPSTART Securitization Trust
Series 2026-3, Class B 5.35%, 07/20/2036*	1,320,000	1,316,819
Venture 43 CLO, Ltd. FRS
Series 2021-43A, Class BRR 5.25%, (TSFR3M+1.50%), 04/15/2034*	3,258,603	3,249,564
VM DEBT LLC
Series 2019-1, Class TR 7.46%, 07/18/2027	1,999,176	1,911,346
VOLT C LLC
Series 2021-NPL9, Class A1 5.99%, 05/25/2051*(6)	141,014	141,015
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.46%, (TSFR3M+1.71%), 10/15/2030*	106,141	106,212
Series 2012-4A, Class BR3 5.96%, (TSFR3M+2.21%), 10/15/2030*	446,999	448,823
Series 2012-4A, Class C1R3 7.31%, (TSFR3M+3.56%), 10/15/2030*	631,645	635,346
		104,046,174
Total Asset Backed Securities (cost $161,915,265)		160,377,916
COLLATERALIZED MORTGAGE OBLIGATIONS — 14.2%
Commercial and Residential — 10.5%
ACREC LLC FRS
Series 2026-FL5, Class AS 5.13%, (TSFR1M+1.50%), 07/18/2043*	1,618,269	1,620,740
Series 2025-FL3, Class AS 5.31%, (TSFR1M+1.64%), 08/18/2042*	2,224,000	2,228,647

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
ACREC, Ltd. FRS
Series 2021-FL1, Class C 5.94%, (TSFR1M+2.26%), 10/16/2036*	$1,389,000	$1,389,533
Series 2021-FL1, Class D 6.44%, (TSFR1M+2.76%), 10/16/2036*	1,675,500	1,674,896
ACRES Commercial Realty LLC FRS
Series 2026-FL4, Class AS 5.37%, (TSFR1M+1.95%), 08/18/2044*	2,283,500	2,288,665
Anchor Mtg. Trust
Series 2025-RTL1, Class A1 5.72%, 05/25/2040*(6)	955,000	951,642
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(6)	1,070,927	1,068,534
Series 2024-10, Class A1 5.35%, 10/25/2069*(6)	2,027,259	2,020,524
Series 2024-12, Class A1 5.65%, 10/25/2069*(6)	1,752,452	1,753,081
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(5)	711,609	703,772
Series 2026-3, Class A1 5.51%, 06/25/2071*(5)	3,188,994	3,177,813
Arbor Realty Commercial Real Estate Notes LLC FRS
Series 2026-FL1, Class AS 5.42%, (TSFR1M+1.75%), 09/20/2043*	267,241	268,154
Series 2026-FL1, Class B 5.67%, (TSFR1M+2.00%), 09/20/2043*	1,376,836	1,381,114
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class D 6.63%, (SOFR30A+3.00%), 01/15/2037*	5,065,500	5,070,647
Archwest Mtg. Trust
Series 2026-RTL1, Class A1 5.44%, 04/25/2041*(6)	1,400,000	1,389,309
ARDN Mtg. Trust FRS
Series 2025-ARCP, Class B 5.68%, (TSFR1M+2.00%), 06/15/2035*	3,177,000	3,179,975
AREIT Trust FRS
Series 2022-CRE6, Class B 5.47%, (SOFR30A+1.85%), 01/20/2037*	614,000	614,190
Series 2022-CRE6, Class C 5.77%, (SOFR30A+2.15%), 01/20/2037*	1,264,000	1,265,166
Series 2022-CRE6, Class D 6.47%, (SOFR30A+2.85%), 01/20/2037*	537,000	537,442
AREIT, Ltd. FRS
Series 2025-CRE10, Class AS 5.22%, (TSFR1M+1.54%), 01/17/2030*	2,314,123	2,315,465
Aspire Mtg. Trust
Series 2026-3, Class A1 5.46%, 05/25/2066*(6)	3,611,001	3,597,304
BANK
Series 2026-BNK52, Class A5 5.59%, 05/15/2069	687,739	698,990
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	2,563,434	2,624,653
BANK VRS
Series 2023-BNK46, Class AS 6.39%, 08/15/2056(5)	1,486,048	1,533,130
BANK5
Series 2026-5YR20, Class A3 5.10%, 02/15/2059	479,735	479,064
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	$2,060,760	$2,068,909
Barclays Commercial Mtg. Trust
Series 2019-C5, Class A4 3.06%, 11/15/2052	1,315,000	1,237,274
Bayview Opportunity Master Fund VII Trust
Series 2026-1, Class A1A 5.52%, 07/25/2056*(6)	877,014	873,849
BDS LLC FRS
Series 2026-FL17, Class AS 5.22%, (TSFR1M+1.55%), 05/19/2043*	1,401,113	1,401,552
Series 2024-FL13, Class A 5.25%, (TSFR1M+1.58%), 09/19/2039*	649,294	650,102
Series 2025-FL16, Class AS 5.27%, (TSFR1M+1.60%), 06/19/2043*	708,217	708,216
Series 2025-FL14, Class B 5.36%, (TSFR1M+1.69%), 10/17/2042*	1,425,617	1,424,706
Bear Stearns ARM Trust VRS
Series 2003-5, Class 2A1 4.36%, 08/25/2033(5)	49,338	45,319
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	1,439,865	1,442,266
BMD2 Re-Remic Trust VRS
Series 2019-FRR1, Class 5A1 3.40%, 05/25/2052*(5)	1,843,000	1,723,093
BSPRT Issuer LLC FRS
Series 2026-FL13, Class AS 5.37%, (TSFR1M+1.70%), 10/18/2043*	274,500	275,100
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class B 5.23%, (TSFR1M+1.55%), 08/15/2042*	677,600	678,871
BX Trust FRS
Series 2026-CLS, Class B 5.38%, (TSFR1M+1.70%), 05/15/2043*	834,000	835,778
Series 2026-ORBT, Class C 5.43%, (TSFR1M+1.75%), 07/15/2043*	526,278	527,265
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.34%, (TSFR1M+1.66%), 05/15/2038*	2,281,000	2,280,195
Series 2020-FL2, Class B 5.44%, (TSFR1M+1.76%), 02/15/2038*	875,000	875,098
Series 2021-FL4, Class B 5.59%, (TSFR1M+1.91%), 05/15/2038*	4,995,500	4,991,130
CAFL Issuer LP
Series 2025-RRTL2, Class A1 5.18%, 11/28/2040*(6)	875,000	868,038
Cantor Commercial Real Estate Lending
Series 2019-CF2, Class A5 2.87%, 11/15/2052	3,173,122	2,971,928
CIP Commercial Mtg. Trust FRS
Series 2025-SBAY, Class A 5.08%, (TSFR1M+1.40%), 10/15/2037*	1,104,000	1,106,758
Citigroup Commercial Mtg. Trust VRS
Series 2016-P6, Class A5 3.72%, 12/10/2049(5)	843,000	837,916
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(6)	1,257,408	1,250,468
COMM Mtg. Trust
Series 2017-COR2, Class A3 3.51%, 09/10/2050	5,110,000	5,046,544

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
COMM Mtg. Trust VRS
Series 2018-HOME, Class A 3.82%, 04/10/2033*(5)	$1,790,000	$1,748,259
CSTL Commercial Mtg. Trust VRS
Series 2025-GATE2, Class C 5.14%, 11/10/2042*(5)	450,000	439,156
D2 Multifamily Credit Issuer, Ltd. FRS
Series 2026-FL1, Class A 5.12%, (TSFR1M+1.45%), 11/19/2043*	500,000	500,982
DBWF Mtg. Trust VRS
Series 2015-LCM, Class A2 3.42%, 06/10/2034*(5)	991,283	944,197
Deephaven Residential Mtg. Trust
Series 2024-1, Class A1 5.74%, 07/25/2069*(6)	2,402,130	2,407,162
DSLA Mtg. Loan Trust FRS
Series 2004-AR3, Class 2A2A 4.52%, (TSFR1M+0.85%), 07/19/2044	297,375	294,453
ELM Trust VRS
Series 2024-ELM, Class C10 6.19%, 06/10/2039*(5)	433,675	433,666
Series 2024-ELM, Class C15 6.19%, 06/10/2039*(5)	591,167	591,010
Federal Home Loan Mtg. Corp. Multifamily Structured Credit Risk Trust FRS
Series 2026-MN14, Class M1 5.32%, (SOFR30A+1.70%), 06/25/2046*	806,000	807,217
GSR Mtg. Loan Trust FRS
Series 2005-7F, Class 3A1 4.34%, (TSFR1M+0.61%), 09/25/2035	1,844	1,854
ILPT Commercial Mtg. Trust VRS
Series 2025-LPF2, Class A 5.29%, 07/13/2042*(5)	2,218,000	2,213,182
IndyMac INDX Mtg. Loan Trust VRS
Series 2005-AR1, Class 1A1 4.06%, 03/25/2035(5)	32,939	31,528
JPMorgan Mtg. Trust VRS
Series 2003-A1, Class 1A1 4.57%, 10/25/2033(5)	68,998	66,200
LoanCore Issuer LLC FRS
Series 2025-CRE8, Class AS 5.27%, (TSFR1M+1.59%), 08/17/2042*	4,351,500	4,352,254
Merrill Lynch Mtg. Investors Trust FRS
Series 2003-F, Class A1 4.48%, (TSFR1M+0.75%), 10/25/2028	12,407	12,238
Series 2003-G, Class A2 4.81%, (TSFR6M+1.11%), 01/25/2029	75,157	73,444
MF1 LLC FRS
Series 2025-FL19, Class A 5.16%, (TSFR1M+1.49%), 05/18/2042*	2,337,221	2,342,308
Series 2025-FL17, Class AS 5.24%, (TSFR1M+1.57%), 02/18/2040*	2,216,049	2,216,043
Series 2025-FL17, Class B 5.46%, (TSFR1M+1.79%), 02/18/2040*	1,401,955	1,400,202
Series 2026-FL22, Class B 5.47%, (TSFR1M+1.80%), 11/18/2043*	3,642,251	3,644,520
Series 2024-FL16, Class AS 5.61%, (TSFR1M+1.94%), 11/18/2039*	2,541,544	2,550,001
Series 2025-FL20, Class B 5.62%, (TSFR1M+1.95%), 02/18/2043*	2,621,351	2,628,681
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
MF1, Ltd. FRS
Series 2024-FL15, Class AS 5.71%, (TSFR1M+2.04%), 08/18/2041*	$2,321,000	$2,329,026
Series 2022-FL8, Class C 5.87%, (TSFR1M+2.20%), 02/19/2037*	1,327,832	1,330,048
Series 2022-FL8, Class D 6.32%, (TSFR1M+2.65%), 02/19/2037*	767,466	768,289
MOO Securitization Trust VRS
Series 2026-RM2, Class A1A 4.75%, 06/25/2066*(5)	860,000	825,123
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM4, Class A1 5.59%, 06/25/2070*(6)	1,367,081	1,364,003
Series 2024-NQM1, Class A1 6.15%, 12/25/2068*(6)	874,519	875,737
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2026-NQM2, Class A1 4.73%, 01/26/2071*(5)	1,493,004	1,470,161
Series 2026-NQM1, Class A1 4.81%, 12/25/2070*(5)	545,453	536,691
Series 2026-NQM3, Class A1 5.21%, 03/25/2071*(5)	1,996,228	1,982,140
Series 2026-NQM8, Class A1 5.51%, 06/25/2071*(5)	1,451,887	1,447,510
MRCD Mtg. Trust
Series 2019-PARK, Class A 2.72%, 12/15/2036*	1,920,000	1,737,600
Series 2019-PARK, Class D 2.72%, 12/15/2036*	1,242,000	904,797
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(5)	1,808,281	1,883,101
MTN Commercial Mtg. Trust VRS
Series 2026-LPFX, Class A 4.99%, 05/15/2043*(5)	2,000,000	1,980,474
New Residential Mtg. Loan Trust
Series 2026-RPL1, Class A1A 4.00%, 12/25/2065*	1,687,734	1,599,513
Series 2024-RTL2, Class A1 5.44%, 09/25/2039*(6)	1,200,000	1,198,046
Series 2024-RTL1, Class A1 6.66%, 03/25/2039*(6)	1,174,608	1,175,703
New Residential Mtg. Loan Trust VRS
Series 2026-NQM2, Class A1 4.74%, 12/25/2065*(5)	1,495,557	1,468,886
Series 2026-NQM3, Class A1 4.83%, 02/25/2066*(5)	2,152,292	2,119,160
Series 2026-NQM4, Class A1 5.00%, 02/25/2066*(5)	1,629,785	1,613,008
Series 2026-NQM6, Class A1 5.29%, 05/25/2066*(5)	2,327,123	2,309,970
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(5)	3,556,599	3,537,338
Series 2026-NQM9, Class A1 5.67%, 08/25/2066*(5)	2,709,745	2,709,966
OBX Trust
Series 2025-NQM14, Class A1 5.16%, 07/25/2065*(6)	687,615	683,915
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(6)	677,703	676,927
Series 2024-NQM9, Class A1 6.03%, 01/25/2064*(6)	960,723	963,700

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
OBX Trust VRS
Series 2025-NQM16, Class A1 4.91%, 08/25/2065*(5)	$968,796	$958,622
Series 2025-NQM18, Class A1 5.06%, 09/25/2065*(5)	695,033	689,945
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(5)	662,607	658,200
Series 2026-NQM8, Class A1 5.30%, 05/25/2066*(5)	645,045	642,175
PFP, Ltd. FRS
Series 2024-11, Class A 5.50%, (TSFR1M+1.83%), 09/17/2039*	1,495,899	1,499,232
Series 2025-12, Class B 5.71%, (TSFR1M+2.04%), 12/18/2042*	1,328,500	1,331,820
PLYM Commercial Mtg. Trust FRS
Series 2026-IND, Class B 5.13%, (TSFR1M+1.45%), 03/15/2043*	797,000	797,498
PMT Loan Trust FRS
Series 2025-INV12, Class A35 4.92%, (SOFR30A+1.30%), 12/25/2056*	1,635,172	1,634,265
Series 2025-CNF2, Class A26 5.02%, (SOFR30A+1.40%), 01/25/2057*	2,113,324	2,120,849
Series 2026-INV4, Class A36 5.07%, (SOFR30A+1.45%), 03/25/2057*	919,699	919,533
PRET Trust
Series 2026-RPL3, Class A1 4.40%, 06/25/2070*(6)	1,663,039	1,616,584
PRET Trust VRS
Series 2024-RPL2, Class A1 4.08%, 06/25/2064*(5)	1,158,917	1,086,717
PRM7 Trust VRS
Series 2025-PRM7, Class C 4.94%, 11/10/2042*(5)	550,000	530,512
PRPM LLC
Series 2023-RCF2, Class A1 4.00%, 11/25/2053*(6)	334,396	329,527
PSA Trust VRS
Series 2026-STOR, Class A 5.55%, 08/15/2031*(5)	1,697,000	1,715,643
ROCK Trust
Series 2024-CNTR, Class A 5.39%, 11/13/2041*	650,000	653,258
Sequoia Mtg. Trust FRS
Series 2004-9, Class A1 4.46%, (TSFR1M+0.79%), 10/20/2034	196,117	179,896
Series 2003-1, Class 1A 4.54%, (TSFR1M+0.87%), 04/20/2033	134,403	124,154
Sequoia Mtg. Trust VRS
Series 2026-MED2, Class A1A 5.61%, 08/25/2056*(5)	1,981,232	1,969,657
SLG Office Trust
Series 2021-OVA, Class A 2.59%, 07/15/2041*	2,010,000	1,776,376
Structured Asset Mtg. Investments II Trust FRS
Series 2005-AR5, Class A3 4.28%, (TSFR1M+0.61%), 07/19/2035	80,940	77,948
STWD LLC FRS
Series 2025-FL4, Class AS 5.37%, (TSFR1M+1.70%), 11/19/2042*	1,179,649	1,181,124
Thornburg Mtg. Securities Trust VRS
Series 2004-4, Class 3A 5.22%, 12/25/2044(5)	24,970	24,700
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Toorak Mtg. Trust
Series 2025-RRTL1, Class A1 5.52%, 02/25/2040*(6)	$1,400,000	$1,400,498
Towd Point Mtg. Trust VRS
Series 2021-R1, Class A1 2.92%, 11/30/2060*(5)	2,392,851	2,105,334
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class AS 5.37%, (TSFR1M+1.70%), 06/18/2043*	1,491,550	1,494,343
UBS Commercial Mtg. Trust
Series 2018-C8, Class A4 3.98%, 02/15/2051	2,736,930	2,685,520
Verus Securitization Trust
Series 2024-1, Class A1 5.71%, 01/25/2069*(6)	442,172	443,124
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(5)	471,956	466,469
Series 2024-8, Class A1 5.36%, 10/25/2069*(5)	436,960	436,851
WaMu Mtg. Pass-Through Certs. Trust FRS
Series 2005-AR6, Class 2A1A 4.30%, (TSFR1M+0.57%), 04/25/2045	10,813	10,495
Wells Fargo Commercial Mtg. Trust
Series 2017-C42, Class A4 3.59%, 12/15/2050	1,910,000	1,870,369
Series 2016-LC25, Class A4 3.64%, 12/15/2059	5,195,581	5,180,903
		185,754,355
U.S. Government Agency — 3.7%
Federal Home Loan Mtg. Corp. Multifamily Mtg. Trust VRS
Series 2016-K59, Class B 3.54%, 11/25/2049*(5)	690,000	687,292
Series 2018-W5FX, Class BFX 3.66%, 04/25/2028*(5)	2,000,000	1,912,997
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K146, Class A2 2.92%, 06/25/2032	2,225,000	2,016,999
Series K065, Class A2 3.24%, 04/25/2027	776,000	769,798
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K097, Class X1 1.08%, 07/25/2029(5)(7)	1,839,796	50,546
Series K098, Class X1 1.13%, 08/25/2029(5)(7)	3,208,104	92,673
Series K110, Class XAM 1.84%, 04/25/2030(5)(7)	914,237	55,498
Series W5FX, Class AFX 3.21%, 04/25/2028(5)	719,000	704,293
Series K070, Class A2 3.30%, 11/25/2027(5)	681,000	671,757
Series K-150, Class A2 3.71%, 09/25/2032(5)	1,895,000	1,786,012
Series K077, Class AM 3.85%, 05/25/2028(5)	2,745,000	2,709,564
Series K081, Class A2 3.90%, 08/25/2028(5)	1,255,000	1,237,056
Series K-160, Class A2 4.50%, 08/25/2033(5)	2,000,000	1,955,871

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. REMIC
Series 3382, Class OA Zero Coupon, 11/15/2037(8)	$177,090	$146,094
Series 3582, Class MO Zero Coupon, 10/15/2039(8)	182,231	162,149
Series 4371, Class GZ 2.00%, 05/15/2042	1,032,161	919,299
Series 5190, Class EC 2.00%, 12/25/2051	1,405,625	1,240,307
Series 4474, Class HJ 3.00%, 07/15/2039	43,893	41,562
Series 4623, Class WI 4.00%, 08/15/2044(7)	18,085	1,426
Series 4471, Class PI 4.50%, 12/15/2040(7)	6,550	594
Series 2691, Class ZU 5.50%, 09/15/2033	565,409	573,617
Series 3845, Class AI 5.50%, 02/15/2036(7)	20,491	3,081
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4077, Class MF 4.24%, (SOFR30A+0.61%), 07/15/2042	87,986	87,156
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	178,445	155,696
Series 2023-1, Class MT 3.00%, 10/25/2062	1,657,817	1,368,943
Series 2022-1, Class MTU 3.25%, 11/25/2061	2,039,166	1,728,427
Series 2018-1, Class M60C 3.50%, 05/25/2057	1,679,078	1,552,776
Series 2019-1, Class MT 3.50%, 07/25/2058	973,862	862,623
Series 2019-2, Class MA 3.50%, 08/26/2058	1,641,710	1,558,703
Series 2019-3, Class MB 3.50%, 10/25/2058	782,707	645,795
Series 2019-3, Class MV 3.50%, 10/25/2058	166,252	154,988
Series 2024-2, Class MT 3.50%, 05/25/2064	1,961,802	1,694,454
Series 2018-2, Class M55D 4.00%, 11/25/2057	1,216,871	1,144,421
Series 2019-4, Class M55D 4.00%, 02/25/2059	667,958	623,330
Series 2022-2, Class M5TU 4.00%, 04/25/2062	1,991,707	1,848,883
Federal Home Loan Mtg. Corp. STRIPS
3.00%, 08/15/2042	319,104	284,930
3.00%, 01/15/2044	127,685	114,293
3.50%, 07/15/2042	659,532	605,253
Federal National Mtg. Assoc. Grantor Trust
Series 2017-T1, Class A 2.90%, 06/25/2027	718,400	708,521
Federal National Mtg. Assoc. REMIC
Series 2026-M10, Class X1 Zero Coupon, 07/25/2035(7)	7,362,926	967
Series 2008-11, Class DO Zero Coupon, 03/25/2038(8)	271,813	238,048
Series 2020-M50, Class A2 1.20%, 10/25/2030	303,673	295,927
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2016-19, Class AD 2.00%, 04/25/2046	$64,315	$59,171
Series 2013-1, Class YI 3.00%, 02/25/2033(7)	67,264	4,519
Series 2013-64, Class KI 3.00%, 02/25/2033(7)	13,863	665
Series 2016-38, Class NA 3.00%, 01/25/2046	190,561	175,484
Series 2010-43, Class AH 3.25%, 05/25/2040	27,502	25,554
Series 2014-10, Class KM 3.50%, 09/25/2043	65,729	63,574
Series 2014-35, Class CA 3.50%, 06/25/2044	36,908	35,834
Series 2019-7, Class CA 3.50%, 11/25/2057	532,824	507,205
Series 2010-113, Class GB 4.00%, 10/25/2040	42,410	41,455
Series 2016-40, Class IQ 4.00%, 07/25/2046(7)	126,829	22,291
Series 2010-47, Class MB 5.00%, 09/25/2039	437,602	435,867
Series 2005-93, Class PZ 5.50%, 10/25/2035	1,040,334	1,065,194
Series 2002-56, Class ZQ 6.00%, 09/25/2032	86,711	88,137
Series 2005-109, Class GE 6.00%, 12/25/2035	994,198	998,273
Federal National Mtg. Assoc. REMIC VRS
Series 2026-M9, Class A1 1.57%, 10/25/2031(5)	402,785	360,089
Series 2026-M9, Class A 1.57%, 01/25/2033(5)	408,952	357,628
Series 2026-M9, Class A2 1.57%, 01/25/2033(5)	1,914,209	1,593,846
Series 2022-M3, Class A2 1.71%, 11/25/2031(5)	2,400,000	2,059,484
Series 2020-M50, Class X1 1.82%, 10/25/2030(5)(7)	4,973,714	124,241
Series 2021-M3, Class X1 1.84%, 11/25/2033(5)(7)	3,175,492	168,225
Series 2026-M10, Class A1 1.85%, 06/25/2031(5)	921,933	845,625
Series 2026-M10, Class A2 1.85%, 07/25/2035(5)	5,346,000	4,467,283
Series 2026-M10, Class PS 1.85%, 07/25/2035(5)	1,095,000	941,362
Series 2020-M38, Class X2 1.97%, 11/25/2028(5)(7)	1,663,767	47,397
Series 2022-M1S, Class A2 2.08%, 04/25/2032(5)	2,470,000	2,152,973
Series 2017-M3, Class A2 2.48%, 12/25/2026(5)	149,401	148,420
Series 2017-M5, Class A2 3.02%, 04/25/2029(5)	464,784	448,817
Series 2017-M8, Class A2 3.06%, 05/25/2027(5)	714,253	707,234
Series 2017-M12, Class A2 3.07%, 06/25/2027(5)	593,207	586,649
Series 2018-M4, Class A2 3.07%, 03/25/2028(5)	508,651	498,683
Series 2018-M3, Class A2 3.07%, 02/25/2030(5)	343,824	328,289

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2015-M10, Class A2 3.09%, 04/25/2027(5)	$666,293	$661,766
Series 2018-M10, Class A2 3.35%, 07/25/2028(5)	1,341,644	1,316,361
Series 2022-M2S, Class A2 3.76%, 08/25/2032(5)	1,616,395	1,532,174
Government National Mtg. Assoc. REMIC
Series 2010-157, Class OP Zero Coupon, 12/20/2040(8)	57,006	48,726
Series 2021-77, Class PA 1.00%, 08/20/2050	926,491	696,751
Series 2011-123, Class MA 4.00%, 07/20/2041	67,165	64,644
Series 2012-12, Class KN 4.50%, 09/20/2041	43,351	42,851
Series 2005-55, Class Z 4.75%, 07/20/2035	836,531	822,297
Series 2009-92, Class ZC 5.00%, 10/20/2039	406,956	418,475
Series 2010-105, Class B 5.00%, 08/20/2040	396,871	398,543
Government National Mtg. Assoc. REMIC FRS
Series 2015-H15, Class FJ 4.18%, (TSFR1M+0.55%), 06/20/2065	68,021	67,891
Series 2015-H16, Class FG 4.18%, (TSFR1M+0.55%), 07/20/2065	141,611	141,312
Series 2015-H16, Class FL 4.18%, (TSFR1M+0.55%), 07/20/2065	254,526	254,059
Series 2011-H06, Class FA 4.19%, (TSFR1M+0.56%), 02/20/2061	94,972	94,823
Series 2015-H05, Class FC 4.22%, (TSFR1M+0.59%), 02/20/2065	334,191	333,722
Series 2015-H06, Class FA 4.22%, (TSFR1M+0.59%), 02/20/2065	240,660	240,306
Series 2015-H08, Class FC 4.22%, (TSFR1M+0.59%), 03/20/2065	567,307	566,581
Series 2015-H12, Class FA 4.22%, (TSFR1M+0.59%), 05/20/2065	143,735	143,490
Series 2015-H07, Class ES 4.23%, (TSFR1M+0.58%), 02/20/2065	149,385	149,165
Series 2013-H18, Class EA 4.24%, (TSFR1M+0.61%), 07/20/2063	20,416	20,390
Series 2015-H23, Class FB 4.26%, (TSFR1M+0.63%), 09/20/2065	112,781	112,683
Series 2015-H26, Class FG 4.26%, (TSFR1M+0.63%), 10/20/2065	108,339	108,242
Series 2012-H08, Class FB 4.34%, (TSFR1M+0.71%), 03/20/2062	51,387	51,402
Series 2014-H09, Class TA 4.34%, (TSFR1M+0.71%), 04/20/2064	37,948	37,967
Series 2015-H29, Class FL 4.34%, (TSFR1M+0.71%), 11/20/2065	284,067	284,102
Series 2015-H30, Class FE 4.34%, (TSFR1M+0.71%), 11/20/2065	381,951	381,994
Series 2015-H32, Class FH 4.40%, (TSFR1M+0.77%), 12/20/2065	96,749	96,848
Series 2016-H26, Class FC 4.74%, (TSFR1M+1.11%), 12/20/2066	80,529	81,113
Government National Mtg. Assoc. REMIC VRS
Series 2015-137, Class W 5.16%, 10/20/2040(5)	406,710	408,613
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series 2015-137, Class WA 5.55%, 01/20/2038(5)	$12,844	$13,037
Seasoned Credit Risk Transfer Trust
Series 2025-2, Class MTU 3.25%, 06/25/2065	1,234,006	1,027,710
Seasoned Loans Structured Transaction Trust
Series 2025-1, Class A1 3.00%, 05/25/2035	1,955,739	1,800,403
		65,190,528
Total Collateralized Mortgage Obligations (cost $256,852,827)		250,944,883
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 43.5%
U.S. Government — 26.9%
United States Treasury Bonds
1.13%, 05/15/2040	515,000	314,190
1.25%, 05/15/2050	3,004,000	1,350,627
1.38%, 11/15/2040(9)	17,380,000	10,817,692
1.38%, 08/15/2050	7,710,000	3,573,705
1.63%, 11/15/2050	2,825,000	1,397,603
1.75%, 08/15/2041	6,050,000	3,897,996
1.88%, 02/15/2051 to 11/15/2051	7,502,800	3,905,708
2.00%, 08/15/2051	2,400,000	1,294,031
2.25%, 08/15/2049 to 02/15/2052	9,720,000	5,641,894
2.38%, 02/15/2042 to 11/15/2049	8,550,000	5,729,593
2.75%, 08/15/2042	4,100,000	3,008,695
2.88%, 05/15/2043 to 05/15/2052	6,954,000	4,933,901
3.00%, 11/15/2044 to 08/15/2052	13,028,000	8,981,821
3.13%, 02/15/2043	4,020,000	3,087,706
3.38%, 05/15/2044	3,500,000	2,736,836
3.50%, 02/15/2039	351,200	306,916
3.63%, 08/15/2043 to 02/15/2053	18,500,000	14,656,994
3.75%, 11/15/2043	9,944,000	8,253,132
3.88%, 08/15/2040 to 05/15/2043	7,900,000	6,960,360
4.25%, 11/15/2040 to 08/15/2054	28,108,000	23,903,765
4.38%, 02/15/2038 to 08/15/2043	20,860,000	18,879,628
4.50%, 02/15/2044 to 11/15/2054	24,760,000	22,640,079
4.63%, 11/15/2044 to 11/15/2055	14,185,000	13,025,021
4.75%, 11/15/2043 to 08/15/2055	13,975,000	13,062,596
5.00%, 05/15/2056	573,000	551,154
United States Treasury Bonds TIPS
1.75%, 01/15/2028(10)	1,871,228	1,850,849
2.50%, 01/15/2029(10)	5,945,810	5,983,672
United States Treasury Bonds STRIPS
Zero Coupon, 11/15/2029 to 02/15/2041	84,914,724	57,979,224
United States Treasury Notes
0.63%, 08/15/2030	620,000	534,338
1.25%, 08/15/2031	490,000	420,022
1.38%, 11/15/2031	9,387,000	8,032,852
1.50%, 11/30/2028 to 02/15/2030	5,660,000	5,290,335
1.63%, 05/15/2031	18,145,000	15,969,726
1.88%, 02/28/2029	2,105,000	1,980,756
2.75%, 05/31/2029	400,000	383,359
2.88%, 04/30/2029 to 05/15/2032	30,385,000	28,217,553
3.13%, 08/31/2029	2,235,000	2,157,473
3.25%, 06/30/2029	7,000,000	6,793,828
3.75%, 05/31/2030	2,622,000	2,563,620
3.88%, 04/15/2029 to 03/31/2031	36,196,000	35,772,523
4.00%, 03/31/2030 to 11/15/2035	54,531,300	52,904,220
4.25%, 06/30/2029 to 11/15/2034	67,100,000	66,451,941
4.88%, 10/31/2030	210,000	213,732
		476,411,666

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government Agency — 16.6%
Federal Home Loan Mtg. Corp.
2.00%, 02/01/2042 to 03/01/2052	$16,239,944	$12,798,228
2.50%, 07/01/2050 to 07/01/2053	10,079,534	8,304,905
3.00%, 10/01/2037 to 10/01/2053	17,057,859	14,736,412
3.50%, 11/01/2037 to 05/01/2052	3,380,749	3,076,528
3.75%, 08/01/2032	2,200,000	2,082,148
4.00%, 08/01/2037 to 09/01/2049	2,043,514	1,908,851
4.50%, 07/01/2040 to 11/01/2052	2,712,174	2,591,575
5.00%, 11/01/2035 to 02/01/2055	4,251,113	4,118,334
5.50%, 10/01/2026 to 07/01/2055	5,021,662	4,989,604
6.00%, 03/01/2054	229,997	232,800
6.50%, 09/01/2054	284,088	294,649
Federal National Mtg. Assoc.
1.50%, 02/01/2042	59,016	49,009
1.93%, 11/01/2031	2,600,000	2,262,564
2.00%, 01/01/2032 to 02/01/2052	11,508,862	9,738,524
2.42%, 10/01/2029	1,798,890	1,681,778
2.50%, 11/01/2031 to 03/01/2062	39,553,831	32,754,354
2.83%, 05/01/2027	2,301,916	2,273,877
2.92%, 02/01/2030 to 05/01/2030	3,386,738	3,198,561
2.94%, 05/01/2030	1,584,425	1,493,355
2.97%, 06/01/2030	1,682,373	1,587,063
3.00%, 11/01/2028 to 06/01/2062	27,621,296	23,730,745
3.03%, 04/01/2030	2,000,000	1,894,278
3.16%, 02/01/2032	2,505,540	2,324,835
3.50%, 04/01/2038 to 06/01/2062	9,665,952	8,601,732
3.54%, 06/01/2032	2,723,000	2,559,752
3.76%, 12/01/2035	1,630,877	1,513,879
3.81%, 12/01/2028	920,000	904,612
3.89%, 09/01/2032	2,314,000	2,199,004
3.90%, 02/01/2033	2,150,000	2,037,631
3.92%, 09/01/2032	2,000,000	1,910,489
3.95%, 01/01/2027	112,325	111,980
4.00%, 01/01/2035 to 01/01/2056	6,370,500	6,053,777
4.17%, 05/01/2033	1,500,000	1,442,277
4.22%, 10/01/2032	1,664,000	1,611,766
4.31%, 06/01/2030	2,000,000	1,978,730
4.33%, 01/01/2033	1,986,892	1,932,312
4.50%, 03/01/2034 to 09/01/2052	4,561,510	4,397,387
4.52%, 10/01/2033	800,000	785,212
4.55%, 09/01/2033	1,951,835	1,921,903
4.59%, 04/01/2033	2,083,000	2,045,414
4.74%, 02/01/2033	1,915,000	1,903,677
4.85%, 12/01/2032	1,249,630	1,250,180
5.00%, 03/01/2034 to 06/01/2056	8,220,518	7,998,242
5.08%, 02/01/2030	1,581,054	1,593,141
5.29%, 12/01/2032	1,469,634	1,473,897
5.50%, 11/01/2034 to 05/01/2058	2,555,531	2,566,455
5.53%, 03/01/2038	528,671	535,355
6.00%, 02/01/2033 to 07/01/2054	3,847,065	3,904,169
6.50%, 02/01/2053	486,056	504,048
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 03/20/2052	6,107,007	4,899,463
2.50%, 08/20/2051 to 04/20/2052	15,524,584	12,970,236
3.00%, 11/20/2044 to 09/20/2055	16,891,321	14,713,572
3.50%, 10/20/2033 to 02/20/2052	6,308,836	5,596,223
4.00%, 12/20/2042 to 10/20/2052	8,837,573	8,096,411
4.25%, 01/20/2045 to 06/20/2045	2,512,908	2,339,435
4.50%, 04/15/2039 to 01/20/2053	8,767,147	8,326,599
5.00%, 05/20/2052 to 06/20/2063	7,571,018	7,342,468
5.50%, 12/15/2036 to 04/20/2055	4,922,461	4,911,175
6.00%, 12/15/2032	3,037	3,052
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Government National Mtg. Assoc. FRS
5.31%, (1 Yr USTYCR+1.64%), 05/20/2072	$1,780,648	$1,860,362
5.32%, (1 Yr USTYCR+1.65%), 04/20/2072	1,935,880	2,021,036
5.37%, (1 Yr USTYCR+1.70%), 03/20/2072	1,772,877	1,851,714
5.43%, (1 Yr USTYCR+1.78%), 09/20/2071	1,935,295	2,017,684
5.48%, (1 Yr USTYCR+1.82%), 07/20/2072	1,809,927	1,909,591
5.50%, (1 Yr USTYCR+1.83%), 08/20/2071	1,901,054	1,983,320
5.50%, (1 Yr USTYCR+1.81%), 04/20/2072	1,904,208	1,996,775
5.62%, (1 Yr USTYCR+1.97%), 03/20/2072	1,667,427	1,751,040
Resolution Funding Corp. STRIPS
Zero Coupon, 01/15/2030	1,000,000	857,580
Small Business Administration
Series 2013-20D, Class 1 2.08%, 04/01/2033	249,849	231,408
Series 2012-20H, Class 1 2.37%, 08/01/2032	115,959	108,962
Series 2013-20F, Class 1 2.45%, 06/01/2033	276,704	258,092
Series 2013-20G, Class 1 3.15%, 07/01/2033	361,938	344,447
Series 2013-20H, Class 1 3.16%, 08/01/2033	416,475	395,572
Series 2013-20I, Class 1 3.62%, 09/01/2033	164,997	159,227
Tennessee Valley Authority
4.25%, 09/15/2065	405,000	311,724
4.63%, 09/15/2060	240,000	200,832
Uniform Mtg. Backed Securities
6.00%, August 30 TBA	4,650,000	4,701,204
		294,019,202
Total U.S. Government & Agency Obligations (cost $839,473,634)		770,430,868
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Sovereign — 0.4%
Chile Government International Bond
2.55%, 01/27/2032	256,000	223,488
Eagle Funding Luxco SARL
5.50%, 08/17/2030*	1,700,000	1,697,025
Mexico Government International Bond
2.66%, 05/24/2031	541,000	475,539
3.77%, 05/24/2061	398,000	223,676
4.60%, 02/10/2048	400,000	288,200
4.75%, 03/08/2044	1,080,000	834,840
5.38%, 03/22/2033	1,744,000	1,678,251
5.85%, 07/02/2032	771,000	770,653
6.00%, 05/13/2030	347,000	354,842
6.88%, 05/13/2037	513,000	523,748
Panama Government International Bond
5.23%, 02/23/2034	380,000	366,510
Peruvian Government International Bond
5.63%, 11/18/2050	54,000	50,301
Republic of Poland Government International Bond
5.50%, 03/18/2054	368,000	328,981
Total Foreign Government Obligations (cost $8,605,239)		7,816,054
MUNICIPAL SECURITIES — 0.7%
Berks County Municipal Authority Revenue Bonds
1.00%, 06/30/2044	1,160,000	688,743
7.00%, 06/30/2039	2,206,000	1,818,221

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Escambia County Health Facilities Authority Revenue Bonds
3.61%, 08/15/2040	$655,000	$518,748
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	2,674,000	2,427,819
Oklahoma Development Finance Authority Revenue Bonds
5.45%, 08/15/2028	1,578,000	1,559,462
Regents of the University of California Medical Center Revenue Bonds
3.71%, 05/15/2120	740,000	439,813
School District of Philadelphia General Obligation Bonds
6.62%, 06/01/2030	1,020,000	1,051,296
State of California General Obligation Bonds
7.30%, 10/01/2039	360,000	400,281
Texas Natural Gas Securitization Finance Corp. Revenue Bonds
5.17%, 04/01/2041	445,000	441,919
Village of Bridgeview, Illinois General Obligation Bonds
5.14%, 12/01/2036	3,955,000	3,649,552
Total Municipal Securities (cost $14,184,333)		12,995,854
Total Long-Term Investment Securities (cost $1,857,138,103)		1,748,581,075
SHORT-TERM INVESTMENTS — 1.3%
Sovereign — 0.8%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026	13,803,000	13,798,865
Unaffiliated Investment Companies — 0.5%
State Street Institutional US Government Money Market Fund, Trust Class 3.56%(11)	9,235,843	9,235,844
Total Short-Term Investments (cost $23,036,152)		23,034,709
TOTAL INVESTMENTS (cost $1,880,174,255)(12)	100.0%	1,771,615,784
Other assets less liabilities	(0.0)	(423,077)
NET ASSETS	100.0%	$1,771,192,707

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan MFS Core Bond Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $452,296,000 representing 25.5% of net assets.

(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 2).
(4)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Pabrik Kertas Tjiwi Kimia Tbk PT 2.00%, 04/30/2029	12/02/2004	$152,938	$21,641	$38,235	$25.00	0.0%

(5)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(6)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2026.
(7)	Interest Only
(8)	Principal Only
(9)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(10)	Principal amount of security is adjusted for inflation.
(11)	The rate shown is the 7-day yield as of July 31, 2026.
(12)	See Note 4 for cost of investments on a tax basis.

1 Yr USTYCR—1 Year US Treasury Yield Curve Rate
3 ML—3 Month USD LIBOR
BR—Bearer Shares
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
37	Short	U.S. Treasury 10 Year Notes	September 2026	$4,034,190	$3,996,000	$38,190
96	Short	U.S. Treasury Ultra 10 Year Notes	September 2026	10,683,938	10,531,500	152,438
						$190,628

SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Futures Contracts — (continued)

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
562	Long	U.S. Treasury 2 Year Notes	September 2026	$115,892,351	$115,552,470	$(339,881)
336	Long	U.S. Treasury 5 Year Notes	September 2026	35,853,538	35,608,126	(245,412)
102	Long	U.S. Treasury Long Bonds	September 2026	11,332,282	11,047,875	(284,407)
18	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	2,017,191	1,974,656	(42,535)
378	Long	U.S. Treasury Ultra Bonds	September 2026	42,698,893	41,461,875	(1,237,018)
						$(2,149,253)
		Net Unrealized Appreciation (Depreciation)				$(1,958,625)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes:
Forest Products & Paper	$—	$—	$38,235	$38,235
Other Industries	—	545,977,265	—	545,977,265
Asset Backed Securities	—	160,377,916	—	160,377,916
Collateralized Mortgage Obligations	—	250,944,883	—	250,944,883
U.S. Government & Agency Obligations	—	770,430,868	—	770,430,868
Foreign Government Obligations	—	7,816,054	—	7,816,054
Municipal Securities	—	12,995,854	—	12,995,854
Short-Term Investments:
Sovereign	—	13,798,865	—	13,798,865
Other Short-Term Investments	9,235,844	—	—	9,235,844
Total Investments at Value	$9,235,844	$1,762,341,705	$38,235	$1,771,615,784
Other Financial Instruments:†
Futures Contracts	$190,628	$—	$—	$190,628
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$2,149,253	$—	$—	$2,149,253

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Aerospace/Defense — 4.5%
FTAI Aviation, Ltd.	22,942	$4,726,052
HEICO Corp., Class A	43,005	11,064,326
Howmet Aerospace, Inc.	14,070	3,971,398
Rocket Lab Corp.†	134,444	8,732,138
		28,493,914
Apparel — 0.6%
Levi Strauss & Co., Class A	164,848	4,042,073
Auto Manufacturers — 0.7%
PACCAR, Inc.	35,243	4,676,041
Banks — 0.5%
Bank of New York Mellon Corp.	21,397	3,344,993
Biotechnology — 4.8%
Alnylam Pharmaceuticals, Inc.†	28,833	5,925,758
Bridgebio Pharma, Inc.†	68,419	5,479,678
Cytokinetics, Inc.†	21,047	1,623,355
Disc Medicine, Inc.†	43,638	3,360,126
Insmed, Inc.†	75,148	7,409,593
Ionis Pharmaceuticals, Inc.†	58,877	3,048,062
Xenon Pharmaceuticals, Inc.†	50,432	3,160,574
		30,007,146
Building Materials — 1.9%
Carlisle Cos., Inc.	8,783	3,161,177
James Hardie Industries PLC†	132,827	3,492,022
Trane Technologies PLC	11,435	5,202,353
		11,855,552
Commercial Services — 1.6%
Affirm Holdings, Inc.†	75,818	5,421,745
Quanta Services, Inc.	7,365	4,915,107
		10,336,852
Computers — 3.2%
CyberArk Software, Ltd.	10,119	455,355
Lumentum Holdings, Inc.†	17,095	12,204,804
Okta, Inc.†	26,433	3,751,636
Rubrik, Inc., Class A†	55,963	4,049,483
		20,461,278
Distribution/Wholesale — 2.2%
Fastenal Co.	291,842	13,923,782
Diversified Financial Services — 0.4%
Circle Internet Group, Inc.†	9,443	591,226
Rocket Cos., Inc., Class A†	166,666	2,149,992
		2,741,218
Electric — 1.1%
Fervo Energy Co., Class A†	87,258	1,966,795
Vistra Corp.	35,411	5,247,556
		7,214,351
Electrical Components & Equipment — 0.9%
AMETEK, Inc.	24,421	5,902,800
Electronics — 1.8%
Jabil, Inc.	27,010	8,509,501
Vicor Corp.†	13,387	2,776,062
		11,285,563
Engineering & Construction — 4.4%
Comfort Systems USA, Inc.	10,156	17,566,732
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
MasTec, Inc.†	20,510	$5,396,181
Sterling Infrastructure, Inc.†	7,654	4,567,677
		27,530,590
Entertainment — 1.6%
DraftKings, Inc., Class A†	83,619	1,963,374
Live Nation Entertainment, Inc.†	46,603	8,114,981
		10,078,355
Food — 1.2%
Performance Food Group Co.†	63,843	7,303,001
Health Care-Products — 4.4%
Agilent Technologies, Inc.	24,569	3,399,612
Caris Life Sciences, Inc.†	113,984	1,786,129
IDEXX Laboratories, Inc.†	10,427	5,829,423
iRhythm Holdings, Inc.†	16,676	1,953,927
Natera, Inc.†	44,775	11,988,954
Waters Corp.†	6,934	2,616,268
		27,574,313
Health Care-Services — 0.7%
IQVIA Holdings, Inc.†	18,702	4,395,344
Home Furnishings — 0.6%
Somnigroup International, Inc.	57,348	3,746,545
Insurance — 0.9%
Arthur J. Gallagher & Co.	23,476	5,855,384
Internet — 3.6%
DoorDash, Inc., Class A†	26,242	5,147,631
Expedia Group, Inc.	13,127	3,869,052
Reddit, Inc., Class A†	5,490	772,278
Robinhood Markets, Inc., Class A†	149,349	12,927,649
		22,716,610
Iron/Steel — 1.1%
Carpenter Technology Corp.	13,722	7,130,775
Leisure Time — 2.7%
Royal Caribbean Cruises, Ltd.	31,043	9,880,987
Viking Holdings, Ltd.†	70,138	7,318,900
		17,199,887
Lodging — 1.3%
Hilton Worldwide Holdings, Inc.	12,167	3,899,402
Wynn Resorts, Ltd.	40,305	4,002,689
		7,902,091
Machinery-Construction & Mining — 1.5%
BWX Technologies, Inc.	33,889	5,717,074
Innio NV†	158,531	3,871,327
		9,588,401
Machinery-Diversified — 2.5%
ESAB Corp.	30,145	2,608,447
Ingersoll Rand, Inc.	37,651	3,139,340
Rockwell Automation, Inc.	20,769	9,970,782
		15,718,569
Metal Fabricate/Hardware — 0.3%
DPC Holdings, Ltd.†	45,636	2,081,002
Miscellaneous Manufacturing — 3.7%
Axon Enterprise, Inc.†	9,520	5,024,275
Fabrinet†	16,005	6,968,737

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Miscellaneous Manufacturing (continued)
ITT, Inc.	27,602	$5,409,440
Teledyne Technologies, Inc.†	8,657	5,675,270
		23,077,722
Oil & Gas — 0.8%
EOG Resources, Inc.	35,235	5,239,092
Oil & Gas Services — 0.9%
TechnipFMC PLC	80,208	5,747,705
Pharmaceuticals — 4.5%
Cencora, Inc.	39,315	12,240,333
Neurocrine Biosciences, Inc.†	48,838	8,146,178
Rhythm Pharmaceuticals, Inc.†	39,195	3,890,104
uniQure NV†	65,792	2,870,505
VeraDermics, Inc.†	15,158	1,591,590
		28,738,710
Pipelines — 2.0%
Cheniere Energy, Inc.	21,181	5,582,676
Williams Cos., Inc.	100,553	7,193,562
		12,776,238
Real Estate — 1.0%
CBRE Group, Inc., Class A†	40,730	5,979,571
REITS — 1.4%
Simon Property Group, Inc.	38,871	8,915,841
Retail — 7.0%
AutoZone, Inc.†	1,216	3,667,760
Burlington Stores, Inc.†	26,873	9,902,163
Carvana Co.†	34,985	2,181,664
Casey's General Stores, Inc.	11,430	9,955,530
Chipotle Mexican Grill, Inc.†	346,371	12,891,929
Texas Roadhouse, Inc.	26,632	5,471,278
		44,070,324
Semiconductors — 9.2%
Allegro MicroSystems, Inc.†	85,123	3,532,604
Astera Labs, Inc.†	35,020	10,899,274
Cerebras Systems, Inc., Class A†	31,063	6,172,529
Credo Technology Group Holding, Ltd.†	16,039	3,319,913
Entegris, Inc.	25,514	3,037,442
Kulicke & Soffa Industries, Inc.	21,979	1,960,527
MACOM Technology Solutions Holdings, Inc.†	17,764	4,466,580
Microchip Technology, Inc.	43,063	3,199,150
MKS, Inc.	12,016	3,574,159
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
Rambus, Inc.†	16,821	$1,531,216
SiTime Corp.†	7,860	4,206,672
Teradyne, Inc.	32,664	12,010,226
		57,910,292
Software — 17.1%
Autodesk, Inc.†	16,200	3,794,040
Cloudflare, Inc., Class A†	39,360	10,980,653
CoreWeave, Inc., Class A†	46,057	3,305,511
Datadog, Inc., Class A†	80,789	21,649,028
DigitalOcean Holdings, Inc.†	35,848	4,212,140
Guidewire Software, Inc.†	18,090	2,748,595
JFrog, Ltd.†	65,421	5,219,941
MongoDB, Inc.†	6,840	2,308,363
MSCI, Inc.	7,253	4,150,457
Procore Technologies, Inc.†	41,593	2,278,049
ROBLOX Corp., Class A†	45,092	1,605,275
Snowflake, Inc.†	80,784	23,692,331
Take-Two Interactive Software, Inc.†	50,674	12,309,728
Twilio, Inc., Class A†	20,043	3,955,486
Veeva Systems, Inc., Class A†	30,306	6,175,757
		108,385,354
Telecommunications — 0.8%
Ciena Corp.†	7,121	2,684,973
Viavi Solutions, Inc.†	67,167	2,481,821
		5,166,794
Total Long-Term Investment Securities (cost $576,077,681)		629,114,073
SHORT-TERM INVESTMENTS — 0.7%
Unaffiliated Investment Companies — 0.7%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $4,513,005)	4,513,005	4,513,005
TOTAL INVESTMENTS (cost $580,590,686)(2)	100.1%	633,627,078
Other assets less liabilities	(0.1)	(501,303)
NET ASSETS	100.0%	$633,125,775

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA JPMorgan Mid-Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Israel	$5,219,941	$455,355	$—	$5,675,296
Other Countries	623,438,777	—	—	623,438,777
Short-Term Investments	4,513,005	—	—	4,513,005
Total Investments at Value	$633,171,723	$455,355	$—	$633,627,078

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 67.8%
Aerospace/Defense — 0.9%
Howmet Aerospace, Inc.
3.75%, 03/03/2028	$266,000	$262,443
RTX Corp.
5.75%, 11/08/2026	2,563,000	2,570,286
		2,832,729
Agriculture — 1.3%
Archer-Daniels-Midland Co.
2.50%, 08/11/2026	1,384,000	1,383,540
BAT Capital Corp.
3.22%, 09/06/2026	330,000	329,632
Bunge, Ltd. Finance Corp.
3.25%, 08/15/2026	1,551,000	1,550,321
Imperial Brands Finance PLC
4.50%, 06/30/2028*	421,000	418,660
Philip Morris International, Inc.
3.88%, 10/27/2028	601,000	591,439
		4,273,592
Auto Manufacturers — 3.8%
American Honda Finance Corp.
4.45%, 10/22/2027	143,000	142,697
American Honda Finance Corp. FRS
4.27%, (SOFR+0.62%), 12/11/2026	1,904,000	1,905,495
4.52%, (SOFR+0.87%), 07/09/2027	463,000	464,238
Daimler Truck Finance North America LLC
4.15%, 01/12/2029*	294,000	289,350
General Motors Co.
4.20%, 10/01/2027	220,000	218,811
5.35%, 04/15/2028	432,000	435,588
Hyundai Capital America
2.75%, 09/27/2026*	70,000	69,818
4.85%, 03/25/2027*	3,386,000	3,392,495
5.25%, 01/08/2027*	391,000	392,269
Mercedes-Benz Finance North America LLC
4.13%, 03/10/2028*	1,171,000	1,159,876
4.80%, 11/13/2026*	689,000	690,026
Toyota Motor Credit Corp. FRS
4.10%, (SOFR+0.45%), 01/12/2028	1,115,000	1,115,499
Volkswagen Group of America Finance LLC
4.95%, 03/25/2027*	227,000	227,557
5.30%, 03/22/2027*	1,888,000	1,895,709
6.00%, 11/16/2026*	390,000	391,555
		12,790,983
Banks — 22.1%
ABN AMRO Bank NV
4.99%, 12/03/2028*	800,000	803,105
6.34%, 09/18/2027*	2,500,000	2,505,262
ABN AMRO Bank NV FRS
4.40%, (SOFR+0.75%), 07/07/2028*	899,000	903,639
ANZ New Zealand International, Ltd.
4.00%, 01/22/2029*	200,000	196,716
ANZ New Zealand International, Ltd. FRS
4.27%, (SOFR+0.61%), 01/22/2029*	242,000	242,014
Banco Bilbao Vizcaya Argentaria SA
4.15%, 03/03/2029	1,800,000	1,769,102
Banco Santander SA
1.72%, 09/14/2027	1,600,000	1,594,953
4.55%, 11/06/2030	800,000	780,764
Bank of America Corp.
4.48%, 04/23/2030	1,282,000	1,267,289
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Montreal
4.06%, 09/22/2028	$1,066,000	$1,059,054
4.57%, 09/10/2027	998,000	998,003
Bank of New York Mellon Corp.
4.03%, 01/22/2030	280,000	275,175
Banque Federative du Credit Mutuel SA FRS
4.64%, (SOFR+0.99%), 10/16/2028*	1,800,000	1,813,206
Barclays PLC
4.22%, 05/24/2030	495,000	483,503
4.84%, 09/10/2028	457,000	457,076
BNP Paribas SA
4.79%, 05/09/2029*	1,075,000	1,072,782
CaixaBank SA
4.63%, 07/03/2029*	2,478,000	2,469,137
6.68%, 09/13/2027*	1,000,000	1,002,263
Canadian Imperial Bank of Commerce
3.45%, 04/07/2027	1,871,000	1,859,707
4.24%, 09/08/2028	1,724,000	1,715,901
4.51%, 09/11/2027	1,408,000	1,407,882
Citibank, N.A.
4.88%, 11/19/2027	1,458,000	1,460,360
Citigroup, Inc.
3.89%, 01/10/2028	833,000	830,483
4.64%, 05/07/2028	1,052,000	1,052,045
Cooperatieve Rabobank UA
4.66%, 08/22/2028	3,394,000	3,396,309
Credit Agricole SA
4.63%, 09/11/2028*	449,000	448,568
Danske Bank A/S
4.66%, 03/27/2029*	404,000	403,615
Deutsche Bank AG
2.31%, 11/16/2027	2,672,000	2,653,889
Goldman Sachs Group, Inc.
1.54%, 09/10/2027	960,000	957,060
4.15%, 01/21/2029	897,000	888,271
4.59%, 04/20/2030	953,000	942,210
Goldman Sachs Group, Inc. FRS
4.37%, (SOFR+0.71%), 01/21/2029	562,000	562,265
HSBC Holdings PLC
4.40%, 03/10/2030	508,000	500,557
4.71%, 05/12/2030	477,000	472,688
Huntington National Bank
4.87%, 04/12/2028	1,350,000	1,351,639
ING Groep NV
4.86%, 03/25/2029	528,000	528,682
KeyCorp
2.25%, 04/06/2027	1,765,000	1,738,594
Lloyds Banking Group PLC
4.24%, 02/10/2030	1,438,000	1,412,977
4.82%, 06/13/2029	486,000	486,050
5.09%, 11/26/2028	390,000	391,705
Manufacturers & Traders Trust Co.
4.55%, 04/18/2030	1,604,000	1,585,714
4.76%, 07/06/2028	535,000	535,070
Mitsubishi UFJ Financial Group, Inc.
4.59%, 04/18/2030	1,061,000	1,051,601
Morgan Stanley
4.24%, 01/09/2030	584,000	573,954
4.56%, 04/10/2030	771,000	762,650
Morgan Stanley FRS
4.45%, (SOFR+0.80%), 01/09/2030	896,000	892,300
Morgan Stanley Bank, N.A.
4.97%, 07/14/2028	452,000	453,196

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Morgan Stanley Private Bank NA
4.21%, 02/08/2030	$779,000	$765,616
National Bank of Canada
4.17%, 01/20/2029	598,000	593,204
NatWest Group PLC FRS
4.74%, (SOFR+1.10%), 05/23/2029	539,000	541,933
NatWest Markets PLC
4.17%, 11/06/2028*	1,031,000	1,017,615
4.65%, 03/27/2029*	841,000	835,723
PNC Financial Services Group, Inc.
6.62%, 10/20/2027	2,100,000	2,108,820
Royal Bank of Canada
4.40%, 04/17/2030	623,000	614,476
Santander UK Group Holdings PLC
4.32%, 09/22/2029	574,000	566,519
Societe Generale SA
5.25%, 02/19/2027*	1,075,000	1,079,692
5.25%, 05/22/2029*	1,449,000	1,455,011
5.50%, 04/13/2029*	1,000,000	1,007,859
Standard Chartered Bank
4.72%, 05/28/2029	738,000	735,921
Standard Chartered PLC
5.55%, 01/21/2029*	667,000	673,266
7.77%, 11/16/2028*	354,000	366,867
Sumitomo Mitsui Financial Group, Inc.
4.11%, 01/15/2029	315,000	309,835
Sumitomo Mitsui Trust Bank, Ltd. FRS
4.40%, (SOFR+0.75%), 09/11/2028*	1,520,000	1,526,201
UBS Group AG
4.15%, 12/23/2029*	1,368,000	1,345,659
4.21%, 04/10/2030*	893,000	875,310
US Bank NA
4.54%, 05/20/2029	716,000	713,270
4.73%, 05/15/2028	696,000	696,695
Wells Fargo & Co.
4.58%, 05/20/2029	1,935,000	1,927,616
4.90%, 01/24/2028	1,443,000	1,445,435
4.97%, 04/23/2029	1,500,000	1,505,067
		73,716,595
Chemicals — 1.3%
Mosaic Co.
4.05%, 11/15/2027	1,396,000	1,383,954
4.35%, 01/15/2029	290,000	286,336
Nutrien, Ltd.
4.50%, 03/12/2027	2,676,000	2,677,771
		4,348,061
Commercial Services — 0.2%
Element Fleet Management Corp.
		551,996
Computers — 0.4%
Hewlett Packard Enterprise Co.
4.05%, 09/15/2027	754,000	749,202
4.45%, 09/25/2026	545,000	545,176
		1,294,378
Diversified Financial Services — 3.4%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
4.88%, 04/01/2028	1,608,000	1,610,755
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	$976,000	$971,635
American Express Co.
4.01%, 02/09/2029	500,000	495,173
Aviation Capital Group LLC
3.50%, 11/01/2027*	952,000	935,574
4.25%, 04/30/2029*	242,000	237,063
4.75%, 04/14/2027*	318,000	318,476
Avolon Holdings Funding, Ltd.
4.20%, 04/15/2029*	437,000	427,007
4.95%, 01/15/2028*	613,000	613,953
Capital One Financial Corp.
1.88%, 11/02/2027	655,000	650,530
Charles Schwab Corp.
5.88%, 08/24/2026	2,611,000	2,611,848
Mizuho Markets Cayman LP
4.60%, 06/23/2028*	2,384,000	2,381,623
		11,253,637
Electric — 6.0%
Ameren Corp.
5.70%, 12/01/2026	1,000,000	1,003,172
Arizona Public Service Co.
2.55%, 09/15/2026	1,729,000	1,725,087
Constellation Energy Generation LLC
3.90%, 01/08/2028	363,000	359,568
4.55%, 06/01/2029	691,000	685,190
Constellation Energy Generation LLC FRS
4.25%, (SOFR+0.60%), 01/08/2028	247,000	247,294
DTE Electric Co.
4.25%, 05/14/2027	250,000	249,870
DTE Energy Co.
2.85%, 10/01/2026	1,139,000	1,136,443
4.95%, 07/01/2027	322,000	323,212
Duke Energy Corp.
2.65%, 09/01/2026	1,758,000	1,755,917
Emera US Finance LLC
4.50%, 04/01/2029	540,000	533,876
ENEL Finance International NV
4.63%, 07/13/2029*	282,000	279,626
Entergy Corp.
2.95%, 09/01/2026	1,719,000	1,717,166
Evergy, Inc.
4.25%, 03/15/2029	1,609,000	1,584,922
Georgia Power Co. FRS
4.06%, (SOFR+0.42%), 11/22/2027	593,000	593,588
ITC Holdings Corp.
3.35%, 11/15/2027	139,000	136,659
National Rural Utilities Cooperative Finance Corp.
3.95%, 12/10/2027	1,459,000	1,448,738
National Rural Utilities Cooperative Finance Corp. FRS
4.22%, (SOFR+0.58%), 11/22/2026	2,258,000	2,259,900
NextEra Energy Capital Holdings, Inc.
4.69%, 09/01/2027	489,000	489,652
Oncor Electric Delivery Co. LLC
4.50%, 03/20/2027	672,000	672,750
Southwestern Electric Power Co.
2.75%, 10/01/2026	1,734,000	1,730,090
WEC Energy Group, Inc.
4.75%, 01/15/2028	551,000	552,036
5.60%, 09/12/2026	514,000	514,519
		19,999,275

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electronics — 0.4%
Amphenol Corp.
3.80%, 11/15/2027	$436,000	$432,415
TD SYNNEX Corp.
1.75%, 08/09/2026	872,000	871,555
		1,303,970
Food — 2.6%
Conagra Brands, Inc.
5.30%, 10/01/2026	835,000	835,930
Danone SA
2.95%, 11/02/2026*	2,596,000	2,587,132
Ingredion, Inc.
3.20%, 10/01/2026	1,742,000	1,739,344
Kroger Co.
2.65%, 10/15/2026	1,754,000	1,748,383
Mondelez International Holdings Netherlands BV
1.25%, 09/24/2026*	1,787,000	1,779,193
		8,689,982
Health Care-Products — 1.5%
Abbott Laboratories
3.70%, 03/09/2029	3,400,000	3,320,109
Zimmer Biomet Holdings, Inc.
4.70%, 02/19/2027	1,636,000	1,638,932
		4,959,041
Health Care-Services — 0.4%
HCA, Inc.
3.13%, 03/15/2027	912,000	904,265
4.50%, 02/15/2027	177,000	176,964
5.00%, 03/01/2028	216,000	216,896
		1,298,125
Insurance — 10.8%
CNO Global Funding
4.38%, 09/08/2028*	487,000	480,825
4.95%, 09/09/2029*	257,000	255,722
Equitable Financial Life Global Funding
1.70%, 11/12/2026*	1,546,000	1,535,310
4.60%, 04/01/2027*	1,680,000	1,682,111
4.88%, 11/19/2027*	896,000	897,219
F&G Global Funding
2.30%, 04/11/2027*	829,000	815,333
4.50%, 01/09/2029*	746,000	732,716
F&G Global Funding FRS
4.97%, (SOFR+1.33%), 09/08/2028*	619,000	621,437
Jackson National Life Global Funding
5.55%, 07/02/2027*	2,290,000	2,311,821
Jackson National Life Global Funding FRS
4.54%, (SOFR+0.89%), 06/09/2027*	2,369,000	2,376,207
Lincoln Financial Global Funding
4.95%, 05/21/2031*	316,000	311,130
MassMutual Global Funding II
4.00%, 01/22/2029*	200,000	196,474
MassMutual Global Funding II FRS
4.32%, (SOFR+0.66%), 01/22/2029*	432,000	432,736
4.34%, (SOFR+0.68%), 08/01/2028*	1,600,000	1,603,379
Met Tower Global Funding
4.00%, 01/14/2029*	642,000	630,790
Metropolitan Life Global Funding I
4.25%, 04/13/2028*	1,556,000	1,545,805
Metropolitan Life Global Funding I FRS
4.34%, (SOFR+0.70%), 08/25/2028*	466,000	467,107
Security Description	Shares or Principal Amount	Value

Insurance (continued)
New York Life Global Funding
4.05%, 02/02/2029*	$840,000	$826,391
4.20%, 04/20/2029*	753,000	742,617
4.40%, 12/13/2027*	1,351,000	1,350,279
New York Life Global Funding FRS
4.07%, (SOFR+0.41%), 02/05/2027*	3,005,000	3,007,185
4.20%, (SOFR+0.55%), 06/11/2027*	2,064,000	2,069,305
4.32%, (SOFR+0.67%), 04/02/2027*	206,000	206,474
Northwestern Mutual Global Funding FRS
4.30%, (SOFR+0.66%), 08/25/2028*	693,000	693,825
Pacific Life Global Funding II
4.30%, 04/27/2029*	1,427,000	1,406,804
4.45%, 05/01/2028*	496,000	494,013
5.50%, 07/18/2028*	3,283,000	3,333,657
Pacific Life Global Funding II FRS
4.40%, (SOFR+0.75%), 07/10/2028*	1,282,000	1,286,481
Principal Life Global Funding II
4.60%, 08/19/2027*	1,242,000	1,243,886
4.65%, 05/18/2029*	480,000	476,887
Principal Life Global Funding II FRS
4.44%, (SOFR+0.81%), 08/18/2028*	382,000	382,912
Western-Southern Global Funding
4.38%, 06/02/2027*	1,106,000	1,102,185
4.50%, 07/16/2028*	615,000	610,703
		36,129,726
Iron/Steel — 0.1%
POSCO
		400,377
Lodging — 0.5%
Marriott International, Inc.
4.20%, 07/15/2027	562,000	560,471
5.00%, 10/15/2027	1,101,000	1,106,118
		1,666,589
Machinery-Construction & Mining — 0.3%
Caterpillar Financial Services Corp. FRS
		907,941
Machinery-Diversified — 0.8%
John Deere Capital Corp. FRS
4.23%, (SOFR+0.58%), 09/11/2028	1,635,000	1,638,045
Xylem, Inc.
3.25%, 11/01/2026	1,187,000	1,184,041
		2,822,086
Media — 0.5%
Cox Communications, Inc.
		1,747,715
Mining — 0.7%
Glencore Funding LLC
4.00%, 03/27/2027*	1,534,000	1,529,676
Glencore Funding LLC FRS
4.40%, (SOFR+0.75%), 10/01/2026*	463,000	463,291
Rio Tinto Finance USA PLC
4.38%, 03/12/2027	199,000	199,157
		2,192,124
Oil & Gas — 0.8%
Woodside Finance, Ltd.
		2,612,121

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas Services — 0.3%
Baker Hughes Holdings LLC/Baker Hughes Co.-Obligor, Inc.
		1,159,988
Packaging & Containers — 0.8%
Amcor Flexibles North America, Inc.
4.25%, 03/08/2029	$1,635,000	$1,611,003
4.80%, 03/17/2028	337,000	337,643
Sonoco Products Co.
4.45%, 09/01/2026	841,000	841,025
		2,789,671
Pharmaceuticals — 2.3%
AbbVie, Inc.
2.95%, 11/21/2026	3,116,000	3,105,548
Cardinal Health, Inc.
4.70%, 11/15/2026	422,000	422,551
Cencora, Inc.
3.95%, 02/13/2029	793,000	777,844
Pfizer, Inc.
3.88%, 11/15/2027	546,000	542,677
Sanofi SA
3.75%, 11/03/2027	1,006,000	998,928
Shire Acquisitions Investments Ireland DAC
3.20%, 09/23/2026	1,719,000	1,715,718
		7,563,266
Pipelines — 1.4%
Energy Transfer LP
6.05%, 12/01/2026	649,000	651,688
Enterprise Products Operating LLC
4.30%, 06/20/2028	118,000	117,357
ONEOK, Inc.
4.25%, 09/24/2027	1,006,000	1,002,092
5.55%, 11/01/2026	300,000	300,646
Spectra Energy Partners LP
3.38%, 10/15/2026	2,581,000	2,576,095
		4,647,878
REITS — 1.0%
American Tower Corp.
3.13%, 01/15/2027	863,000	857,988
3.38%, 10/15/2026	877,000	875,349
Crown Castle, Inc.
5.00%, 01/11/2028	173,000	173,546
Equinix, Inc.
2.90%, 11/18/2026	1,144,000	1,139,441
Realty Income Corp.
3.95%, 02/01/2029	399,000	391,757
		3,438,081
Retail — 1.1%
Alimentation Couche-Tard, Inc.
4.15%, 09/29/2028*	1,524,000	1,506,837
Darden Restaurants, Inc.
4.35%, 10/15/2027	382,000	380,658
O'Reilly Automotive, Inc.
5.75%, 11/20/2026	1,711,000	1,716,211
		3,603,706
Semiconductors — 0.2%
Advanced Micro Devices, Inc.
4.21%, 09/24/2026	515,000	514,786
Security Description	Shares or Principal Amount	Value

Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
4.30%, 08/19/2028	$255,000	$252,416
		767,202
Software — 0.2%
VMware LLC
		823,033
Telecommunications — 0.9%
NBN Co., Ltd.
4.00%, 10/01/2027*	552,000	547,832
NTT Finance Corp.
4.57%, 07/16/2027*	296,000	296,190
4.62%, 07/16/2028*	402,000	400,132
4.74%, 03/31/2028*	1,196,000	1,194,546
Orange SA
4.00%, 01/13/2029*	426,000	417,987
		2,856,687
Transportation — 0.1%
Ryder System, Inc.
		222,525
Trucking & Leasing — 0.7%
SMBC Aviation Capital Finance DAC
		2,450,865
Total Corporate Bonds & Notes (cost $226,755,708)		226,113,945
ASSET BACKED SECURITIES — 15.5%
Auto Loan Receivables — 7.1%
Ally Auto Receivables Trust
Series 2025-1, Class A2 4.03%, 07/17/2028	1,947,295	1,947,310
BofA Auto Trust
Series 2025-1A, Class A3 4.35%, 11/20/2029*	2,503,000	2,503,213
Ford Credit Auto Owner Trust
Series 2022-D, Class A4 5.30%, 03/15/2028	2,627,782	2,629,131
Series 2023-C, Class A3 5.53%, 09/15/2028	1,273,712	1,280,551
GM Financial Consumer Automobile Receivables Trust
Series 2023-2, Class A3 4.47%, 02/16/2028	507,336	507,586
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A3 4.53%, 04/17/2028*	2,615,000	2,619,204
Porsche Financial Auto Securitization Trust
Series 2025-1A, Class A3 3.86%, 01/22/2031*	3,300,000	3,274,682
Series 2023-1A, Class A3 4.81%, 09/22/2028*	56,984	57,031
Porsche Innovative Lease Owner Trust
Series 2026-1A, Class A2A 4.10%, 10/20/2028	450,000	449,292
SFS Auto Receivables Securitization Trust
Series 2026-2A, Class A2A 4.27%, 10/22/2029*	1,187,000	1,185,667
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A2A 4.21%, 01/22/2029*	1,340,000	1,336,710

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2025-AA, Class A3 4.47%, 07/20/2028*	$2,740,337	$2,742,407
USAA Auto Owner Trust
Series 2025-A, Class A2 3.98%, 03/15/2028*	1,202,167	1,201,883
Volkswagen Auto Loan Enhanced Trust
Series 2023-2, Class A3 5.48%, 12/20/2028	1,924,156	1,936,918
		23,671,585
Credit Card Receivables — 0.7%
WF Card Issuance Trust
		2,282,541
Other Asset Backed Securities — 7.7%
Bain Capital Credit CLO FRS
Series 2019-2A, Class AR3 4.67%, (TSFR3M+0.92%), 10/17/2032*	1,024,684	1,024,667
Carlyle Global Market Strategies CLO, Ltd. FRS
Series 2016-3A, Class ARRR 4.82%, (TSFR3M+1.09%), 07/20/2034*	2,000,000	2,003,018
CarVal CLO II, Ltd. FRS
Series 2019-1A, Class AR2 4.75%, (TSFR3M+1.02%), 04/20/2032*	1,049,065	1,048,934
CIFC Funding 2022-III, Ltd. FRS
Series 2022-3A, Class AR 4.68%, (TSFR3M+0.95%), 04/21/2035*	1,700,000	1,700,561
CNH Equipment Trust
Series 2026-B, Class A2A 4.18%, 11/15/2029	2,965,546	2,959,557
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class A1R2 4.88%, (TSFR3M+1.13%), 07/17/2034*	2,000,000	2,002,346
Dryden CLO, Ltd. FRS
Series 2019-68A, Class ARR 4.85%, (TSFR3M+1.10%), 07/15/2035*	1,452,000	1,453,546
Series 2018-64A, Class A 4.96%, (TSFR3M+1.23%), 04/18/2031*	214,214	214,413
Galaxy XXII CLO, Ltd. FRS
Series 2016-22A, Class AR4 4.81%, (TSFR3M+1.02%), 04/16/2034*	1,660,926	1,661,557
Jamestown CLO XVII, Ltd. FRS
Series 2021-17A, Class AR 5.01%, (TSFR3M+1.20%), 01/25/2035*	1,000,000	1,000,722
KKR CLO, Ltd. FRS
Series 26, Class ARR 4.85%, (TSFR3M+1.10%), 10/15/2034*	1,700,000	1,701,357
KKR Static CLO I LTD FRS
Series 2022-1A, Class AR2 4.71%, (TSFR3M+0.98%), 07/20/2031*	224,657	224,590
Neuberger Berman Loan Advisers CLO 38, Ltd. FRS
Series 2020-38A, Class AR2 4.69%, (TSFR3M+0.96%), 10/20/2036*	1,000,000	1,000,411
Neuberger Berman Loan Advisers CLO 42, Ltd. FRS
Series 2021-42A, Class AR 4.74%, (TSFR3M+0.95%), 07/16/2036*	1,500,000	1,501,033
Neuberger Berman Loan Advisers CLO 47, Ltd. FRS
Series 2022-47A, Class AR 4.83%, (TSFR3M+1.09%), 04/16/2035*	1,750,000	1,751,319
Palmer Square Loan Funding, Ltd. FRS
Series 2025-1A, Class A1 4.45%, (TSFR3M+0.80%), 02/15/2033*	1,257,979	1,256,943
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Series 2024-3A, Class A1R 4.47%, (TSFR3M+0.82%), 08/08/2032*	$1,578,223	$1,578,240
Series 2024-1A, Class A1R 4.57%, (TSFR3M+0.82%), 10/15/2032*	1,316,645	1,315,599
Symphony CLO XX, Ltd. FRS
Series 2018-20A, Class AR2 4.89%, (TSFR3M+1.10%), 01/16/2032*	281,771	282,515
		25,681,328
Total Asset Backed Securities (cost $51,727,165)		51,635,454
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.5%
U.S. Government Agency — 2.5%
Federal Home Loan Mtg. Corp. STRIPS
4.00%, 05/25/2027	2,937,092	2,922,836
4.00%, 06/25/2027	2,098,658	2,088,136
4.00%, 06/25/2027	3,403,623	3,387,297
Total Collateralized Mortgage Obligations (cost $8,408,826)		8,398,269
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 4.2%
U.S. Government — 3.6%
United States Treasury Notes
3.38%, 02/29/2028	5,300,000	5,228,781
4.13%, 02/28/2027	6,700,000	6,703,036
		11,931,817
U.S. Government Agency — 0.6%
Federal National Mtg. Assoc. FRS
3.73%, (SOFR+0.09%), 02/02/2028	2,195,000	2,194,340
Total U.S. Government & Agency Obligations (cost $14,168,170)		14,126,157
Total Long-Term Investment Securities (cost $301,059,869)		300,273,825
SHORT-TERM INVESTMENTS — 9.5%
Unaffiliated Investment Companies — 9.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $31,639,326)	31,639,326	31,639,326
TOTAL INVESTMENTS (cost $332,699,195)(2)	99.5%	331,913,151
Other assets less liabilities	0.5	1,746,501
NET ASSETS	100.0%	$333,659,652

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA JPMorgan Ultra-Short Bond Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $128,422,331 representing 38.5% of net assets.

(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

CLO—Collateralized Loan Obligation
DAC—Designated Activity Company
FRS—Floating Rate Security
SOFR—Secured Overnight Financing Rate
STRIPS—Separate Trading of Registered Interest and Principal
TSFR3M—Term Secured Overnight Financing Rate 3 Month
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$226,113,945	$—	$226,113,945
Asset Backed Securities	—	51,635,454	—	51,635,454
Collateralized Mortgage Obligations	—	8,398,269	—	8,398,269
U.S. Government & Agency Obligations	—	14,126,157	—	14,126,157
Short-Term Investments	31,639,326	—	—	31,639,326
Total Investments at Value	$31,639,326	$300,273,825	$—	$331,913,151

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.3%
Boeing Co.†	7,292	$1,576,093
General Dynamics Corp.	2,839	1,088,529
General Electric Co.	11,430	4,115,600
Howmet Aerospace, Inc.	8,444	2,383,404
RTX Corp.	28,361	6,103,854
TransDigm Group, Inc.	1,171	1,468,879
		16,736,359
Agriculture — 0.5%
Philip Morris International, Inc.	18,357	3,502,883
Apparel — 0.1%
Ralph Lauren Corp.	841	319,866
Tapestry, Inc.	4,196	639,344
		959,210
Auto Manufacturers — 1.7%
Cummins, Inc.	1,962	1,244,301
Tesla, Inc.†	36,772	11,443,814
		12,688,115
Banks — 3.0%
Bank of New York Mellon Corp.	9,106	1,423,541
Goldman Sachs Group, Inc.	4,040	4,114,255
JPMorgan Chase & Co.	38,385	13,503,459
Morgan Stanley	15,374	3,234,997
		22,276,252
Beverages — 0.6%
Coca-Cola Co.	34,380	3,011,344
Monster Beverage Corp.†	14,989	1,444,640
		4,455,984
Biotechnology — 0.7%
Amgen, Inc.	7,759	2,988,456
Gilead Sciences, Inc.	14,066	1,831,534
Incyte Corp.†	3,502	418,559
		5,238,549
Building Materials — 0.3%
Johnson Controls International PLC	8,526	1,250,423
Trane Technologies PLC	2,472	1,124,637
		2,375,060
Commercial Services — 0.7%
Moody's Corp.	1,509	721,875
Quanta Services, Inc.	3,157	2,106,856
Rollins, Inc.	6,123	232,490
S&P Global, Inc.	2,805	1,155,464
United Rentals, Inc.	736	794,335
Verisk Analytics, Inc.	1,503	292,860
		5,303,880
Computers — 8.5%
Apple, Inc.	154,708	47,790,848
Crowdstrike Holdings, Inc., Class A†	21,449	4,093,756
Fortinet, Inc.†	8,325	1,348,234
International Business Machines Corp.	10,310	2,305,832
Lumentum Holdings, Inc.†	1,655	1,181,571
Sandisk Corp.†	3,127	3,798,773
Seagate Technology Holdings PLC	3,030	2,594,073
		63,113,087
Security Description	Shares or Principal Amount	Value

Diversified Financial Services — 2.6%
American Express Co.	7,641	$2,569,286
Apollo Global Management, Inc.	5,237	657,715
Cboe Global Markets, Inc.	1,129	350,250
CME Group, Inc.	4,259	1,140,518
Interactive Brokers Group, Inc., Class A	9,458	832,209
Mastercard, Inc., Class A	11,389	6,527,036
Visa, Inc., Class A	19,231	7,041,046
		19,118,060
Electric — 0.4%
Constellation Energy Corp.	4,513	1,185,791
NRG Energy, Inc.	3,380	453,900
Vistra Corp.	6,655	986,204
		2,625,895
Electronics — 1.1%
Allegion PLC	898	141,345
Amphenol Corp., Class A	25,917	4,164,862
Coherent Corp.†	4,169	1,095,988
Flex, Ltd.†	7,813	888,729
Jabil, Inc.	1,346	424,057
Mettler-Toledo International, Inc.†	196	277,595
TE Connectivity PLC	4,246	873,360
		7,865,936
Energy-Alternate Sources — 0.1%
First Solar, Inc.†	2,230	470,597
Engineering & Construction — 0.3%
Comfort Systems USA, Inc.	747	1,292,079
EMCOR Group, Inc.	949	756,761
		2,048,840
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	1,754	305,424
TKO Group Holdings, Inc.	1,271	231,081
		536,505
Health Care-Products — 0.9%
Boston Scientific Corp.†	20,915	977,358
Edwards Lifesciences Corp.†	5,490	472,524
IDEXX Laboratories, Inc.†	1,684	941,474
Insulet Corp.†	1,411	233,309
Intuitive Surgical, Inc.†	7,483	2,643,968
ResMed, Inc.	1,703	359,299
STERIS PLC	999	228,172
Stryker Corp.	3,055	995,013
		6,851,117
Health Care-Services — 0.2%
HCA Healthcare, Inc.	3,269	1,316,067
Insurance — 2.9%
Berkshire Hathaway, Inc., Class B†	38,622	19,756,698
Cincinnati Financial Corp.	1,940	344,699
Progressive Corp.	6,915	1,461,969
W.R. Berkley Corp.	3,455	250,626
		21,813,992
Internet — 21.5%
Airbnb, Inc., Class A†	4,168	631,535
Alphabet, Inc., Class A	123,529	43,992,383
Alphabet, Inc., Class C	99,571	35,511,997
Amazon.com, Inc.†	109,298	29,683,151
AppLovin Corp., Class A†	5,681	2,249,108

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
Booking Holdings, Inc.	16,270	$3,138,483
DoorDash, Inc., Class A†	7,975	1,564,376
eBay, Inc.	6,910	787,809
Expedia Group, Inc.	2,421	713,566
Meta Platforms, Inc., Class A	46,264	25,755,631
Netflix, Inc.†	88,708	6,361,251
Palo Alto Networks, Inc.†	9,540	3,165,658
Robinhood Markets, Inc., Class A†	16,589	1,435,944
Uber Technologies, Inc.†	42,758	3,008,453
VeriSign, Inc.	1,715	497,384
		158,496,729
Leisure Time — 0.3%
Carnival Corp., Ltd.	27,268	758,323
Norwegian Cruise Line Holdings, Ltd.†	5,745	106,455
Royal Caribbean Cruises, Ltd.	5,238	1,667,255
		2,532,033
Lodging — 0.5%
Hilton Worldwide Holdings, Inc.	4,782	1,532,583
Las Vegas Sands Corp.	6,389	312,358
Marriott International, Inc., Class A	4,603	1,716,137
Wynn Resorts, Ltd.	1,811	179,850
		3,740,928
Machinery-Construction & Mining — 2.1%
Caterpillar, Inc.	9,703	7,906,101
GE Vernova, Inc.	5,661	5,606,032
Vertiv Holdings Co., Class A	8,108	1,958,650
		15,470,783
Machinery-Diversified — 0.1%
Rockwell Automation, Inc.	1,293	620,743
Media — 0.1%
EchoStar Corp., Class A†	3,019	253,868
Fox Corp., Class A	2,738	159,434
Fox Corp., Class B	1,741	90,427
		503,729
Mining — 0.3%
Newmont Corp.	22,500	2,108,475
Miscellaneous Manufacturing — 0.3%
Axon Enterprise, Inc.†	1,126	594,258
Parker-Hannifin Corp.	1,485	1,450,147
		2,044,405
Pharmaceuticals — 4.3%
AbbVie, Inc.	17,122	4,296,595
Dexcom, Inc.†	4,157	346,902
Eli Lilly & Co.	16,665	19,145,418
Johnson & Johnson	29,920	7,669,992
		31,458,907
Private Equity — 0.1%
KKR & Co., Inc.	7,841	795,313
REITS — 0.6%
Simon Property Group, Inc.	2,812	644,988
Ventas, Inc.	5,254	491,302
Welltower, Inc.	14,849	3,481,200
		4,617,490
Security Description	Shares or Principal Amount	Value

Retail — 1.2%
AutoZone, Inc.†	222	$669,607
Carvana Co.†	7,707	480,609
Casey's General Stores, Inc.	769	669,799
McDonald's Corp.	6,579	1,780,541
O'Reilly Automotive, Inc.†	17,409	1,555,494
Ross Stores, Inc.	3,232	811,458
TJX Cos., Inc.	12,817	2,016,627
Ulta Beauty, Inc.†	921	472,316
Yum! Brands, Inc.	2,903	444,972
		8,901,423
Semiconductors — 27.4%
Advanced Micro Devices, Inc.†	34,352	16,356,705
Applied Materials, Inc.	16,719	8,487,735
Broadcom, Inc.	99,745	38,828,733
KLA Corp.	27,505	5,028,464
Lam Research Corp.	26,346	7,719,905
Marvell Technology, Inc.	8,627	1,618,080
Micron Technology, Inc.	23,758	19,553,547
Monolithic Power Systems, Inc.	1,042	1,485,923
NVIDIA Corp.	510,251	102,432,888
Teradyne, Inc.	1,946	715,525
		202,227,505
Software — 12.1%
Autodesk, Inc.†	2,583	604,939
Cadence Design Systems, Inc.†	3,641	1,238,013
Datadog, Inc., Class A†	6,965	1,866,411
Electronic Arts, Inc.	2,260	474,284
Fair Isaac Corp.†	242	271,759
Intuit, Inc.	3,252	1,027,860
Microsoft Corp.	156,494	72,725,892
MSCI, Inc.	806	461,225
Oracle Corp.	18,619	2,418,049
Palantir Technologies, Inc., Class A†	48,371	5,952,535
ServiceNow, Inc.†	13,206	1,468,903
Take-Two Interactive Software, Inc.†	1,928	468,350
Veeva Systems, Inc., Class A†	1,967	400,835
Workday, Inc., Class A†	1,828	293,101
		89,672,156
Telecommunications — 1.6%
Arista Networks, Inc.†	21,752	3,922,973
Ciena Corp.†	2,959	1,115,691
Cisco Systems, Inc.	44,027	5,106,692
Corning, Inc.	11,370	1,571,902
		11,717,258
Total Common Stocks (cost $483,350,157)		734,204,265
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
SPDR Portfolio S&P 500 Growth ETF (cost $811)	10	1,171
Total Long-Term Investment Securities (cost $483,350,968)		734,205,436

SunAmerica Series Trust SA Large Cap Growth Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.2%
Unaffiliated Investment Companies — 0.2%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $1,482,722)	1,482,722	$1,482,722
TOTAL INVESTMENTS (cost $484,833,690)(2)	99.7%	735,688,158
Other assets less liabilities	0.3	2,484,288
NET ASSETS	100.0%	$738,172,446

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
15	Long	E-Mini Russell 1000 Index	September 2026	$3,637,400	$3,592,875	$(44,525)
2	Long	S&P 500 E-Mini Index	September 2026	753,578	751,925	(1,653)
						$(46,178)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$734,204,265	$—	$—	$734,204,265
Unaffiliated Investment Companies	1,171	—	—	1,171
Short-Term Investments	1,482,722	—	—	1,482,722
Total Investments at Value	$735,688,158	$—	$—	$735,688,158
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$46,178	$—	$—	$46,178

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.1%
Omnicom Group, Inc.	14,835	$1,167,514
Trade Desk, Inc., Class A†	19,791	357,030
		1,524,544
Aerospace/Defense — 2.2%
Boeing Co.†	39,840	8,611,018
General Dynamics Corp.	12,822	4,916,211
General Electric Co.	52,940	19,062,106
Honeywell Aerospace, Inc.†	15,991	3,305,979
Howmet Aerospace, Inc.	20,172	5,693,749
L3Harris Technologies, Inc.	9,492	2,629,853
Lockheed Martin Corp.	10,197	5,942,200
Northrop Grumman Corp.	6,773	3,674,217
RTX Corp.	68,189	14,675,637
TransDigm Group, Inc.	2,856	3,582,509
		72,093,479
Agriculture — 0.7%
Altria Group, Inc.	85,181	5,820,418
Archer-Daniels-Midland Co.	24,693	1,957,414
Bunge Global SA	6,729	714,822
Philip Morris International, Inc.	78,916	15,058,751
		23,551,405
Airlines — 0.2%
Delta Air Lines, Inc.	32,606	2,851,069
Southwest Airlines Co.	24,483	1,101,000
United Airlines Holdings, Inc.†	16,438	1,994,423
		5,946,492
Apparel — 0.2%
Deckers Outdoor Corp.†	7,036	681,648
NIKE, Inc., Class B	61,647	2,571,296
Ralph Lauren Corp.	1,987	755,736
Tapestry, Inc.	10,241	1,560,421
		5,569,101
Auto Manufacturers — 1.8%
Cummins, Inc.	6,937	4,399,445
Ford Motor Co.	197,455	2,898,639
General Motors Co.	45,318	4,026,958
PACCAR, Inc.	26,586	3,527,430
Tesla, Inc.†	142,550	44,362,986
		59,215,458
Auto Parts & Equipment — 0.0%
Aptiv PLC†	10,647	601,236
Banks — 4.7%
Bank of America Corp.	331,443	20,532,894
Bank of New York Mellon Corp.	35,040	5,477,803
Citigroup, Inc.	86,635	11,474,806
Citizens Financial Group, Inc.	21,214	1,519,983
Fifth Third Bancorp	46,115	2,605,498
Goldman Sachs Group, Inc.	14,956	15,230,891
Huntington Bancshares, Inc.	102,214	1,741,727
JPMorgan Chase & Co.	135,675	47,729,108
KeyCorp	48,565	1,097,083
M&T Bank Corp.	7,239	1,782,893
Morgan Stanley	60,595	12,750,400
Northern Trust Corp.	9,190	1,674,326
PNC Financial Services Group, Inc.	20,248	5,059,368
Regions Financial Corp.	43,737	1,353,660
State Street Corp.	14,020	2,581,923
Security Description	Shares or Principal Amount	Value

Banks (continued)
Truist Financial Corp.	63,691	$3,301,741
US Bancorp	79,200	4,990,392
Wells Fargo & Co.	154,710	13,374,680
		154,279,176
Beverages — 1.0%
Brown-Forman Corp., Class B	8,143	233,948
Coca-Cola Co.	196,324	17,196,019
Constellation Brands, Inc., Class A	7,365	959,144
Keurig Dr Pepper, Inc.	70,410	2,191,159
Molson Coors Beverage Co., Class B	8,966	372,627
Monster Beverage Corp.†	36,053	3,474,788
PepsiCo., Inc.	68,876	9,612,335
		34,040,020
Biotechnology — 1.1%
Amgen, Inc.	27,358	10,537,207
Biogen, Inc.†	7,615	1,545,464
Corteva, Inc.	34,426	2,709,671
Gilead Sciences, Inc.	63,218	8,231,616
Incyte Corp.†	8,296	991,538
Moderna, Inc.†	17,631	966,531
Regeneron Pharmaceuticals, Inc.	5,078	3,872,635
Vertex Pharmaceuticals, Inc.†	12,910	6,159,361
		35,014,023
Building Materials — 0.6%
Builders FirstSource, Inc.†	5,747	381,831
Carrier Global Corp.	39,114	2,417,636
CRH PLC	34,217	3,250,957
Johnson Controls International PLC	30,835	4,522,261
Lennox International, Inc.	1,694	704,501
Martin Marietta Materials, Inc.	3,109	1,632,660
Masco Corp.	9,789	699,718
Trane Technologies PLC	11,193	5,092,255
Vulcan Materials Co.	6,448	1,731,740
		20,433,559
Chemicals — 0.9%
Air Products & Chemicals, Inc.	11,114	3,277,408
Albemarle Corp.	5,924	696,899
CF Industries Holdings, Inc.	7,430	930,162
Dow, Inc.	38,028	1,151,868
DuPont de Nemours, Inc.	6,690	916,530
Ecolab, Inc.	12,951	3,595,586
International Flavors & Fragrances, Inc.	13,556	1,073,906
Linde PLC	23,508	11,245,757
LyondellBasell Industries NV, Class A	13,480	836,838
Mosaic Co.	17,395	384,777
PPG Industries, Inc.	11,317	1,250,755
Qnity Electronics, Inc.	10,627	1,394,050
Sherwin-Williams Co.	11,675	3,979,424
		30,733,960
Commercial Services — 1.1%
Automatic Data Processing, Inc.	20,364	5,426,192
Block, Inc.†	26,993	2,192,911
Cintas Corp.	17,362	3,552,786
Corpay, Inc.†	3,236	1,236,508
Equifax, Inc.	5,992	1,034,339
Global Payments, Inc.	12,004	1,009,296
Moody's Corp.	7,622	3,646,213
PayPal Holdings, Inc.	44,187	2,527,938
Quanta Services, Inc.	7,556	5,042,572

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Rollins, Inc.	14,126	$536,364
S&P Global, Inc.	15,339	6,318,594
United Rentals, Inc.	3,182	3,434,206
Verisk Analytics, Inc.	6,820	1,328,877
		37,286,796
Computers — 9.4%
Accenture PLC, Class A	30,793	5,109,175
Apple, Inc.	743,681	229,730,498
Cognizant Technology Solutions Corp., Class A	24,604	1,361,831
Crowdstrike Holdings, Inc., Class A†	51,776	9,881,967
Dell Technologies, Inc., Class C	14,557	5,900,971
Fortinet, Inc.†	31,780	5,146,771
Gartner, Inc.†	3,553	536,574
Hewlett Packard Enterprise Co.	66,295	3,175,530
HP, Inc.	47,771	1,302,715
International Business Machines Corp.	47,484	10,619,797
Leidos Holdings, Inc.	6,748	780,069
Lumentum Holdings, Inc.†	3,908	2,790,078
NetApp, Inc.	9,801	1,749,479
Sandisk Corp.†	7,508	9,120,944
Seagate Technology Holdings PLC	11,308	9,681,118
Super Micro Computer, Inc.†	27,043	768,021
Western Digital Corp.	17,372	9,464,960
		307,120,498
Cosmetics/Personal Care — 0.7%
Colgate-Palmolive Co.	40,562	3,703,310
Estee Lauder Cos., Inc., Class A	12,729	1,067,963
Kenvue, Inc.	96,846	1,863,317
Procter & Gamble Co.	118,130	17,068,604
		23,703,194
Distribution/Wholesale — 0.2%
Copart, Inc.†	43,521	1,267,331
Fastenal Co.	58,297	2,781,350
WW Grainger, Inc.	2,217	3,064,382
		7,113,063
Diversified Financial Services — 3.5%
American Express Co.	26,840	9,024,950
Ameriprise Financial, Inc.	4,542	2,479,205
Apollo Global Management, Inc.	23,326	2,929,512
Ares Management Corp., Class A	10,503	1,345,329
Blackrock, Inc.	7,326	7,988,197
Capital One Financial Corp.	31,323	6,546,820
Cboe Global Markets, Inc.	5,298	1,643,599
Charles Schwab Corp.	83,040	8,739,130
CME Group, Inc.	18,386	4,923,587
Coinbase Global, Inc., Class A†	11,204	1,638,697
Franklin Resources, Inc.	15,739	532,923
Interactive Brokers Group, Inc., Class A	22,184	1,951,970
Intercontinental Exchange, Inc.	28,363	4,324,790
Invesco, Ltd.	21,271	629,622
Mastercard, Inc., Class A	40,806	23,385,919
Nasdaq, Inc.	22,302	2,100,625
Raymond James Financial, Inc.	8,707	1,532,258
Synchrony Financial	16,658	1,262,510
T. Rowe Price Group, Inc.	10,595	1,183,991
Visa, Inc., Class A	84,038	30,768,833
		114,932,467
Security Description	Shares or Principal Amount	Value

Electric — 2.0%
AES Corp.	38,621	$566,956
Alliant Energy Corp.	13,619	963,953
Ameren Corp.	13,736	1,505,603
American Electric Power Co., Inc.	27,743	3,546,943
CenterPoint Energy, Inc.	32,359	1,360,372
CMS Energy Corp.	15,078	1,085,465
Consolidated Edison, Inc.	18,429	2,005,997
Constellation Energy Corp.	16,117	4,234,742
Dominion Energy, Inc.	44,483	3,076,889
DTE Energy Co.	10,512	1,491,337
Duke Energy Corp.	39,525	4,957,621
Edison International	20,111	1,475,544
Entergy Corp.	23,524	2,531,653
Evergy, Inc.	12,208	1,013,386
Eversource Energy	19,052	1,363,933
Exelon Corp.	51,645	2,366,374
FirstEnergy Corp.	26,211	1,266,253
NextEra Energy, Inc.	105,569	9,176,057
NRG Energy, Inc.	10,942	1,469,401
PG&E Corp.	110,057	1,912,791
Pinnacle West Capital Corp.	6,277	633,914
PPL Corp.	36,943	1,300,763
Public Service Enterprise Group, Inc.	24,774	1,899,670
Sempra	33,065	2,927,906
Southern Co.	57,305	5,417,615
Vistra Corp.	16,035	2,376,227
WEC Energy Group, Inc.	16,888	1,847,885
Xcel Energy, Inc.	30,564	2,390,105
		66,165,355
Electrical Components & Equipment — 0.4%
AMETEK, Inc.	11,535	2,788,125
Eaton Corp. PLC	19,570	8,125,464
Generac Holdings, Inc.†	2,882	568,071
		11,481,660
Electronics — 1.2%
Allegion PLC	4,360	686,264
Amphenol Corp., Class A	62,597	10,059,338
Coherent Corp.†	9,908	2,604,714
Emerson Electric Co.	28,293	4,238,857
Flex, Ltd.†	18,387	2,091,521
Fortive Corp.	14,801	876,367
Garmin, Ltd.	8,161	2,397,539
Honeywell International, Inc.	15,967	3,880,779
Hubbell, Inc.	2,603	1,230,048
Jabil, Inc.	5,479	1,726,159
Keysight Technologies, Inc.†	8,590	2,740,897
Mettler-Toledo International, Inc.†	1,034	1,464,454
TE Connectivity PLC	14,621	3,007,394
Trimble, Inc.†	11,211	634,319
		37,638,650
Energy-Alternate Sources — 0.0%
First Solar, Inc.†	5,575	1,176,492
Engineering & Construction — 0.2%
Comfort Systems USA, Inc.	1,755	3,035,606
EMCOR Group, Inc.	2,240	1,786,243
Jacobs Solutions, Inc.	5,691	767,887
		5,589,736

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Entertainment — 0.1%
Live Nation Entertainment, Inc.†	8,172	$1,422,991
TKO Group Holdings, Inc.	3,267	593,973
		2,016,964
Environmental Control — 0.3%
Pentair PLC	8,733	571,487
Republic Services, Inc.	10,334	2,175,824
Veralto Corp.	12,964	1,220,820
Waste Management, Inc.	18,616	4,217,455
		8,185,586
Food — 0.4%
General Mills, Inc.	26,368	942,656
Hershey Co.	7,477	1,308,849
Hormel Foods Corp.	14,589	364,871
J.M. Smucker Co.	5,075	605,245
Kraft Heinz Co.	44,490	1,150,066
Kroger Co.	28,345	1,636,640
McCormick & Co., Inc.	13,339	678,955
Mondelez International, Inc., Class A	65,042	4,052,767
Sysco Corp.	23,831	2,031,354
Tyson Foods, Inc., Class A	15,012	870,096
		13,641,499
Forest Products & Paper — 0.0%
International Paper Co.	26,180	1,068,929
Gas — 0.1%
Atmos Energy Corp.	8,509	1,470,185
NiSource, Inc.	23,602	1,048,637
		2,518,822
Hand/Machine Tools — 0.1%
Snap-on, Inc.	2,543	1,043,673
Stanley Black & Decker, Inc.	8,363	790,972
		1,834,645
Health Care-Products — 2.0%
Abbott Laboratories	87,945	9,295,786
Agilent Technologies, Inc.	14,571	2,016,189
Align Technology, Inc.†	3,484	589,353
Baxter International, Inc.	27,492	719,191
Bio-Techne Corp.	8,489	611,972
Boston Scientific Corp.†	76,123	3,557,228
Cooper Cos., Inc.†	10,119	731,806
Danaher Corp.	31,794	6,199,194
Edwards Lifesciences Corp.†	29,290	2,520,990
GE HealthCare Technologies, Inc.	22,751	1,547,523
IDEXX Laboratories, Inc.†	3,968	2,218,390
Insulet Corp.†	3,270	540,694
Intuitive Surgical, Inc.†	18,043	6,375,133
Medtronic PLC	64,845	5,537,115
ResMed, Inc.	7,473	1,576,654
Revvity, Inc.	5,865	659,930
Solventum Corp.†	7,670	655,325
STERIS PLC	5,104	1,165,754
Stryker Corp.	17,345	5,649,266
Thermo Fisher Scientific, Inc.	18,772	10,780,760
Waters Corp.†	5,093	1,921,640
West Pharmaceutical Services, Inc.	3,533	1,204,612
Zimmer Biomet Holdings, Inc.	9,600	901,728
		66,976,233
Security Description	Shares or Principal Amount	Value

Health Care-Services — 1.2%
Centene Corp.†	24,367	$1,516,115
Charles River Laboratories International, Inc.†	2,267	527,100
Cigna Group	13,281	3,706,063
DaVita, Inc.†	1,516	363,976
Elevance Health, Inc.	10,957	4,118,079
HCA Healthcare, Inc.	7,888	3,175,630
Humana, Inc.	6,055	2,203,172
IQVIA Holdings, Inc.†	8,568	2,013,651
Labcorp Holdings, Inc.	4,232	1,308,534
Quest Diagnostics, Inc.	5,558	1,295,070
UnitedHealth Group, Inc.	45,867	19,007,285
Universal Health Services, Inc., Class B	2,745	462,368
		39,697,043
Home Builders — 0.2%
D.R. Horton, Inc.	13,669	1,955,487
Lennar Corp., Class A	10,536	867,640
NVR, Inc.†	124	762,234
PulteGroup, Inc.	9,683	1,224,609
		4,809,970
Household Products/Wares — 0.1%
Avery Dennison Corp.	4,105	696,742
Church & Dwight Co., Inc.	11,630	1,149,160
Clorox Co.	6,257	597,731
Kimberly-Clark Corp.	16,879	1,845,044
		4,288,677
Insurance — 3.1%
Aflac, Inc.	22,890	2,918,017
Allstate Corp.	13,191	3,483,479
American International Group, Inc.	27,137	2,132,425
Aon PLC, Class A	10,741	3,872,667
Arch Capital Group, Ltd.†	17,639	1,773,249
Arthur J. Gallagher & Co.	12,903	3,218,266
Assurant, Inc.	2,445	682,620
Berkshire Hathaway, Inc., Class B†	92,829	47,485,747
Brown & Brown, Inc.	14,131	994,822
Chubb, Ltd.	18,370	6,441,992
Cincinnati Financial Corp.	7,716	1,370,979
Erie Indemnity Co., Class A	1,282	310,295
Everest Group, Ltd.	1,897	709,763
Globe Life, Inc.	4,007	730,276
Hartford Insurance Group, Inc.	13,959	1,980,922
Loews Corp.	8,384	972,628
Marsh & McLennan Cos., Inc.	24,177	4,586,135
MetLife, Inc.	27,235	2,618,100
Principal Financial Group, Inc.	10,192	1,158,830
Progressive Corp.	29,671	6,273,043
Prudential Financial, Inc.	17,220	2,102,218
Travelers Cos., Inc.	10,780	4,035,601
W.R. Berkley Corp.	14,846	1,076,929
Willis Towers Watson PLC	4,801	1,612,752
		102,541,755
Internet — 13.9%
Airbnb, Inc., Class A†	20,938	3,172,526
Alphabet, Inc., Class A	296,902	105,735,709
Alphabet, Inc., Class C	239,317	85,352,408
Amazon.com, Inc.†	495,656	134,610,257
AppLovin Corp., Class A†	13,579	5,375,926
Booking Holdings, Inc.	39,258	7,572,868
CDW Corp.	6,588	973,772
DoorDash, Inc., Class A†	19,222	3,770,588

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Internet (continued)
eBay, Inc.	22,213	$2,532,504
Expedia Group, Inc.	5,768	1,700,060
F5, Inc.†	2,786	1,121,560
Gen Digital, Inc.	27,069	743,044
GoDaddy, Inc., Class A†	6,286	520,104
Meta Platforms, Inc., Class A	111,195	61,903,368
Netflix, Inc.†	213,210	15,289,289
Palo Alto Networks, Inc.†	41,038	13,617,640
Robinhood Markets, Inc., Class A†	40,025	3,464,564
Uber Technologies, Inc.†	103,218	7,262,418
VeriSign, Inc.	4,151	1,203,873
		455,922,478
Iron/Steel — 0.2%
Nucor Corp.	11,627	2,991,511
Steel Dynamics, Inc.	6,817	1,712,839
		4,704,350
Leisure Time — 0.2%
Carnival Corp., Ltd.	64,531	1,794,607
Norwegian Cruise Line Holdings, Ltd.†	23,855	442,033
Royal Caribbean Cruises, Ltd.	12,617	4,015,991
		6,252,631
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	11,401	3,653,906
Las Vegas Sands Corp.	14,686	717,998
Marriott International, Inc., Class A	11,129	4,149,225
MGM Resorts International†	8,694	387,492
Wynn Resorts, Ltd.	3,996	396,843
		9,305,464
Machinery-Construction & Mining — 1.1%
Caterpillar, Inc.	23,267	18,958,184
GE Vernova, Inc.	13,604	13,471,905
Vertiv Holdings Co., Class A	19,524	4,716,413
		37,146,502
Machinery-Diversified — 0.6%
Deere & Co.	12,662	7,504,387
Dover Corp.	6,816	1,394,690
IDEX Corp.	3,780	871,101
Ingersoll Rand, Inc.	18,352	1,530,190
Nordson Corp.	2,711	807,282
Otis Worldwide Corp.	19,714	1,418,422
Rockwell Automation, Inc.	5,743	2,757,099
Westinghouse Air Brake Technologies Corp.	8,746	2,543,862
Xylem, Inc.	11,746	1,373,930
		20,200,963
Media — 0.6%
Charter Communications, Inc., Class A†	3,948	572,381
Comcast Corp., Class A	182,351	4,369,130
EchoStar Corp., Class A†	7,311	614,782
FactSet Research Systems, Inc.	1,692	445,335
Fox Corp., Class A	9,319	542,645
Fox Corp., Class B	6,872	356,932
News Corp., Class A	16,888	465,433
News Corp., Class B	7,208	225,394
Paramount Skydance Corp., Class B	19,245	153,190
Walt Disney Co.	88,426	8,505,697
Warner Bros. Discovery, Inc.†	124,591	3,276,743
		19,527,662
Security Description	Shares or Principal Amount	Value

Mining — 0.3%
Freeport-McMoRan, Inc.	72,278	$4,526,771
Newmont Corp.	54,546	5,111,506
		9,638,277
Miscellaneous Manufacturing — 0.6%
3M Co.	26,665	4,700,506
A.O. Smith Corp.	6,140	369,198
Axon Enterprise, Inc.†	4,062	2,143,761
Illinois Tool Works, Inc.	13,361	3,833,939
Parker-Hannifin Corp.	6,388	6,238,074
Teledyne Technologies, Inc.†	2,317	1,518,956
Textron, Inc.	8,398	716,013
		19,520,447
Office/Business Equipment — 0.0%
Zebra Technologies Corp., Class A†	2,539	746,009
Oil & Gas — 2.7%
APA Corp.	16,714	623,766
Chevron Corp.	94,974	18,693,732
ConocoPhillips	61,384	7,395,544
Devon Energy Corp.	57,722	2,604,994
Diamondback Energy, Inc.	10,076	2,044,924
EOG Resources, Inc.	26,990	4,013,143
EQT Corp.	31,393	1,672,933
Expand Energy Corp.	12,691	1,193,335
ExxonMobil Holdings Corp.	209,876	32,623,125
Marathon Petroleum Corp.	14,846	4,698,314
Occidental Petroleum Corp.	37,298	2,128,597
Phillips 66	20,532	4,346,214
Texas Pacific Land Corp.	2,860	1,151,379
Valero Energy Corp.	15,085	4,720,097
		87,910,097
Oil & Gas Services — 0.3%
Baker Hughes Co.	50,291	3,042,103
Halliburton Co.	42,599	1,373,818
SLB, Ltd.	75,406	3,739,383
		8,155,304
Packaging & Containers — 0.1%
Amcor PLC	22,657	1,016,846
Ball Corp.	13,759	892,959
Packaging Corp. of America	4,397	1,080,959
Smurfit WestRock PLC	26,420	1,214,527
		4,205,291
Pharmaceuticals — 4.7%
AbbVie, Inc.	89,371	22,426,759
Becton Dickinson & Co.	13,914	2,304,437
Bristol-Myers Squibb Co.	102,735	6,709,623
Cardinal Health, Inc.	12,033	2,767,951
Cencora, Inc.	9,762	3,039,301
CVS Health Corp.	64,811	6,768,213
Dexcom, Inc.†	19,542	1,630,780
Eli Lilly & Co.	40,055	46,016,786
Henry Schein, Inc.†	5,071	434,838
Johnson & Johnson	121,887	31,245,732
McKesson Corp.	6,130	5,248,445
Merck & Co., Inc.	125,219	16,303,514
Pfizer, Inc.	289,669	7,244,622
Viatris, Inc.	60,497	1,062,327
Zoetis, Inc.	21,570	1,667,145
		154,870,473

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pipelines — 0.4%
Kinder Morgan, Inc.	100,697	$3,240,430
ONEOK, Inc.	31,564	2,866,327
Targa Resources Corp.	10,990	2,971,366
Williams Cos., Inc.	61,723	4,415,663
		13,493,786
Private Equity — 0.3%
Blackstone, Inc.	37,401	4,777,978
KKR & Co., Inc.	34,817	3,531,488
		8,309,466
Real Estate — 0.1%
CBRE Group, Inc., Class A†	14,949	2,194,663
CoStar Group, Inc.†	20,040	576,350
		2,771,013
REITS — 1.8%
Alexandria Real Estate Equities, Inc.	7,907	406,815
American Tower Corp.	23,651	4,100,137
AvalonBay Communities, Inc.	6,994	1,298,156
BXP, Inc.	7,977	559,347
Camden Property Trust	4,954	548,953
Crown Castle, Inc.	22,605	1,724,762
Digital Realty Trust, Inc.	17,830	3,361,312
Equinix, Inc.	5,004	5,100,477
Equity Residential	17,309	1,150,183
Essex Property Trust, Inc.	3,371	957,836
Extra Space Storage, Inc.	10,858	1,607,418
Federal Realty Investment Trust	3,984	494,375
Healthpeak Properties, Inc.	34,562	754,488
Host Hotels & Resorts, Inc.	33,656	845,775
Invitation Homes, Inc.	26,357	783,330
Iron Mountain, Inc.	15,034	1,838,959
Kimco Realty Corp.	35,102	894,399
Mid-America Apartment Communities, Inc.	6,043	799,731
Prologis, Inc.	47,243	6,831,810
Public Storage	8,086	2,621,239
Realty Income Corp.	46,770	2,987,200
Regency Centers Corp.	7,890	633,488
SBA Communications Corp.	5,454	987,065
Simon Property Group, Inc.	16,261	3,729,786
UDR, Inc.	14,125	539,010
Ventas, Inc.	24,348	2,276,782
VICI Properties, Inc.	54,495	1,435,943
Welltower, Inc.	35,610	8,348,408
Weyerhaeuser Co.	35,002	876,100
		58,493,284
Retail — 3.8%
AutoZone, Inc.†	825	2,488,406
Best Buy Co., Inc.	9,551	823,869
Carvana Co.†	36,506	2,276,514
Casey's General Stores, Inc.	1,889	1,645,319
Chipotle Mexican Grill, Inc.†	66,242	2,465,527
Costco Wholesale Corp.	22,426	21,347,085
Darden Restaurants, Inc.	5,591	1,138,216
Dollar General Corp.	10,992	1,396,534
Dollar Tree, Inc.†	9,271	1,179,364
Domino's Pizza, Inc.	1,687	586,131
Genuine Parts Co.	6,731	837,135
Home Depot, Inc.	50,518	16,769,955
Lowe's Cos., Inc.	28,275	5,875,828
Lululemon Athletica, Inc.†	5,694	676,846
Security Description	Shares or Principal Amount	Value

Retail (continued)
McDonald's Corp.	35,877	$9,709,751
O'Reilly Automotive, Inc.†	41,876	3,741,621
Ross Stores, Inc.	16,301	4,092,692
Starbucks Corp.	57,828	6,086,397
Target Corp.	22,966	3,318,357
TJX Cos., Inc.	56,320	8,861,389
Tractor Supply Co.	25,583	787,189
Ulta Beauty, Inc.†	2,248	1,152,842
Walmart, Inc.	221,916	24,677,059
Williams-Sonoma, Inc.	5,926	1,355,039
Yum! Brands, Inc.	14,101	2,161,401
		125,450,466
Semiconductors — 16.8%
Advanced Micro Devices, Inc.†	82,564	39,312,849
Analog Devices, Inc.	24,620	9,045,634
Applied Materials, Inc.	40,093	20,354,013
Broadcom, Inc.	239,736	93,324,430
Intel Corp.†	238,841	21,543,458
KLA Corp.	66,124	12,088,790
Lam Research Corp.	63,480	18,600,910
Marvell Technology, Inc.	44,299	8,308,720
Microchip Technology, Inc.	27,610	2,051,147
Micron Technology, Inc.	57,102	46,996,659
Monolithic Power Systems, Inc.	2,520	3,593,596
NVIDIA Corp.	1,226,385	246,196,789
NXP Semiconductors NV	12,872	2,949,747
ON Semiconductor Corp.†	20,106	1,640,851
QUALCOMM, Inc.	53,169	7,848,276
Skyworks Solutions, Inc.	7,377	459,440
Teradyne, Inc.	8,057	2,962,478
Texas Instruments, Inc.	45,925	12,663,359
		549,941,146
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	1,850	603,932
Software — 7.9%
Adobe, Inc.†	20,540	5,143,421
Akamai Technologies, Inc.†	7,445	857,515
Autodesk, Inc.†	10,553	2,471,513
Broadridge Financial Solutions, Inc.	6,189	952,797
Cadence Design Systems, Inc.†	14,010	4,763,680
Datadog, Inc., Class A†	16,908	4,530,837
Electronic Arts, Inc.	11,549	2,423,673
Fair Isaac Corp.†	1,159	1,301,522
Fidelity National Information Services, Inc.	25,412	1,137,695
Fiserv, Inc.†	27,618	1,489,715
Intuit, Inc.	14,001	4,425,296
Jack Henry & Associates, Inc.	3,266	503,095
Microsoft Corp.	376,132	174,796,063
MSCI, Inc.	3,752	2,147,045
Oracle Corp.	86,308	11,208,820
Palantir Technologies, Inc., Class A†	116,260	14,306,956
Paychex, Inc.	16,239	1,897,365
PTC, Inc.†	5,964	818,261
Roper Technologies, Inc.	5,200	2,038,244
Salesforce, Inc.	41,411	7,620,452
ServiceNow, Inc.†	51,871	5,769,611
Synopsys, Inc.†	9,833	3,822,677
Take-Two Interactive Software, Inc.†	8,866	2,153,729
Tyler Technologies, Inc.†	1,989	615,794

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Veeva Systems, Inc., Class A†	7,522	$1,532,833
Workday, Inc., Class A†	10,472	1,679,080
		260,407,689
Telecommunications — 2.0%
Arista Networks, Inc.†	52,358	9,442,765
AT&T, Inc.	352,686	8,199,950
Ciena Corp.†	7,296	2,750,957
Cisco Systems, Inc.	199,771	23,171,438
Corning, Inc.	39,885	5,514,101
Motorola Solutions, Inc.	8,447	3,680,780
T-Mobile US, Inc.	23,524	4,062,830
Verizon Communications, Inc.	210,912	9,872,791
		66,695,612
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	7,224	678,623
Transportation — 0.9%
C.H. Robinson Worldwide, Inc.	5,839	862,595
CSX Corp.	94,740	4,774,896
Expeditors International of Washington, Inc.	6,846	1,149,375
FedEx Corp.	11,152	3,428,125
Fedex Freight Holding Co., Inc.†	5,723	804,253
JB Hunt Transport Services, Inc.	3,953	1,074,228
Norfolk Southern Corp.	11,492	3,855,336
Old Dominion Freight Line, Inc.	9,159	1,942,990
Union Pacific Corp.	29,955	8,750,754
United Parcel Service, Inc., Class B	37,984	3,958,693
		30,601,245
Water — 0.0%
American Water Works Co., Inc.	9,670	1,297,424
Total Common Stocks (cost $1,214,662,116)		3,259,640,121
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.0%
iShares Core S&P 500 ETF (cost $1,490,775)	2,703	$2,028,115
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
TPG, Inc. CVR†(1) (cost $116)	11,662	117
Total Long-Term Investment Securities (cost $1,216,153,007)		3,261,668,353
SHORT-TERM INVESTMENTS — 0.6%
Unaffiliated Investment Companies — 0.6%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $18,104,895)	18,104,895	18,104,895
TOTAL INVESTMENTS (cost $1,234,257,902)(3)	100.0%	3,279,773,248
Other assets less liabilities	0.0	506,961
NET ASSETS	100.0%	$3,280,280,209

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
ETF—Exchange Traded Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
56	Long	S&P 500 E-Mini Index	September 2026	$20,794,838	$21,053,900	$259,062

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Large Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$3,259,640,121	$—	$—	$3,259,640,121
Unaffiliated Investment Companies	2,028,115	—	—	2,028,115
Rights	—	—	117	117
Short-Term Investments	18,104,895	—	—	18,104,895
Total Investments at Value	$3,279,773,131	$—	$117	$3,279,773,248
Other Financial Instruments:†
Futures Contracts	$259,062	$—	$—	$259,062

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.4%
Advertising — 0.1%
Omnicom Group, Inc.	6,620	$520,994
Trade Desk, Inc., Class A†	9,963	179,732
		700,726
Aerospace/Defense — 2.1%
Boeing Co.†	10,406	2,249,153
General Dynamics Corp.	2,802	1,074,343
General Electric Co.	11,858	4,269,710
Honeywell Aerospace, Inc.†	7,473	1,544,968
L3Harris Technologies, Inc.	4,422	1,225,159
Lockheed Martin Corp.	4,812	2,804,145
Northrop Grumman Corp.	3,152	1,709,897
		14,877,375
Agriculture — 1.0%
Altria Group, Inc.	39,363	2,689,674
Archer-Daniels-Midland Co.	11,490	910,812
Bunge Global SA	3,211	341,105
Philip Morris International, Inc.	16,177	3,086,895
		7,028,486
Airlines — 0.4%
Delta Air Lines, Inc.	15,415	1,347,888
Southwest Airlines Co.	11,655	524,125
United Airlines Holdings, Inc.†	7,701	934,362
		2,806,375
Apparel — 0.2%
Deckers Outdoor Corp.†	3,442	333,461
NIKE, Inc., Class B	28,422	1,185,482
		1,518,943
Auto Manufacturers — 1.9%
Cummins, Inc.	1,082	686,204
Ford Motor Co.	92,977	1,364,902
General Motors Co.	21,431	1,904,359
PACCAR, Inc.	12,458	1,652,928
Tesla, Inc.†	25,295	7,872,057
		13,480,450
Auto Parts & Equipment — 0.0%
Aptiv PLC†	4,946	279,301
Banks — 6.7%
Bank of America Corp.	154,371	9,563,283
Bank of New York Mellon Corp.	6,005	938,762
Citigroup, Inc.	40,311	5,339,192
Citizens Financial Group, Inc.	10,156	727,677
Fifth Third Bancorp	21,295	1,203,168
Goldman Sachs Group, Inc.	2,449	2,494,013
Huntington Bancshares, Inc.	47,349	806,827
JPMorgan Chase & Co.	20,274	7,132,190
KeyCorp	21,843	493,433
M&T Bank Corp.	3,447	848,962
Morgan Stanley	11,081	2,331,664
Northern Trust Corp.	4,364	795,077
PNC Financial Services Group, Inc.	9,504	2,374,765
Regions Financial Corp.	20,065	621,012
State Street Corp.	6,583	1,212,325
Truist Financial Corp.	29,393	1,523,733
US Bancorp	36,727	2,314,168
Wells Fargo & Co.	72,356	6,255,176
		46,975,427
Security Description	Shares or Principal Amount	Value

Beverages — 1.6%
Brown-Forman Corp., Class B	3,695	$106,157
Coca-Cola Co.	53,199	4,659,700
Constellation Brands, Inc., Class A	3,314	431,582
Keurig Dr Pepper, Inc.	31,881	992,137
Molson Coors Beverage Co., Class B	3,595	149,408
PepsiCo., Inc.	32,383	4,519,372
		10,858,356
Biotechnology — 1.5%
Amgen, Inc.	4,079	1,571,068
Biogen, Inc.†	3,484	707,078
Corteva, Inc.	15,900	1,251,489
Gilead Sciences, Inc.	13,501	1,757,965
Moderna, Inc.†	8,292	454,567
Regeneron Pharmaceuticals, Inc.	2,358	1,798,282
Vertex Pharmaceuticals, Inc.†	5,980	2,853,058
		10,393,507
Building Materials — 1.0%
Builders FirstSource, Inc.†	2,521	167,495
Carrier Global Corp.	18,521	1,144,783
CRH PLC	15,771	1,498,403
Johnson Controls International PLC	4,966	728,314
Lennox International, Inc.	753	313,158
Martin Marietta Materials, Inc.	1,401	735,721
Masco Corp.	4,891	349,609
Trane Technologies PLC	2,470	1,123,726
Vulcan Materials Co.	3,088	829,344
		6,890,553
Chemicals — 2.0%
Air Products & Chemicals, Inc.	5,285	1,558,494
Albemarle Corp.	2,867	337,274
CF Industries Holdings, Inc.	3,573	447,304
Dow, Inc.	16,690	505,540
DuPont de Nemours, Inc.	3,197	437,989
Ecolab, Inc.	5,979	1,659,950
International Flavors & Fragrances, Inc.	6,042	478,647
Linde PLC	10,931	5,229,172
LyondellBasell Industries NV, Class A	6,258	388,496
Mosaic Co.	7,943	175,699
PPG Industries, Inc.	5,306	586,419
Qnity Electronics, Inc.	4,983	653,670
Sherwin-Williams Co.	5,449	1,857,292
		14,315,946
Commercial Services — 1.6%
Automatic Data Processing, Inc.	9,462	2,521,245
Block, Inc.†	12,640	1,026,874
Cintas Corp.	8,080	1,653,410
Corpay, Inc.†	1,523	581,954
Equifax, Inc.	2,865	494,556
Global Payments, Inc.	5,504	462,776
Moody's Corp.	1,856	887,873
PayPal Holdings, Inc.	20,806	1,190,311
S&P Global, Inc.	3,993	1,644,837
United Rentals, Inc.	660	712,312
Verisk Analytics, Inc.	1,424	277,466
		11,453,614
Computers — 10.3%
Accenture PLC, Class A	14,516	2,408,495
Apple, Inc.	173,637	53,638,206
Cognizant Technology Solutions Corp., Class A	11,259	623,186

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
Dell Technologies, Inc., Class C	6,869	$2,784,487
Fortinet, Inc.†	5,472	886,190
Gartner, Inc.†	1,511	228,191
Hewlett Packard Enterprise Co.	31,436	1,505,784
HP, Inc.	21,304	580,960
International Business Machines Corp.	10,635	2,378,518
Leidos Holdings, Inc.	2,948	340,789
NetApp, Inc.	4,625	825,562
Seagate Technology Holdings PLC	1,927	1,649,762
Super Micro Computer, Inc.†	12,097	343,555
Western Digital Corp.	8,165	4,448,619
		72,642,304
Cosmetics/Personal Care — 1.6%
Colgate-Palmolive Co.	18,909	1,726,392
Estee Lauder Cos., Inc., Class A	5,914	496,185
Kenvue, Inc.	45,591	877,171
Procter & Gamble Co.	55,058	7,955,330
		11,055,078
Distribution/Wholesale — 0.5%
Copart, Inc.†	20,947	609,977
Fastenal Co.	27,344	1,304,582
WW Grainger, Inc.	1,023	1,414,011
		3,328,570
Diversified Financial Services — 4.6%
American Express Co.	4,050	1,361,812
Ameriprise Financial, Inc.	2,125	1,159,910
Apollo Global Management, Inc.	5,112	642,016
Ares Management Corp., Class A	4,976	637,376
Blackrock, Inc.	3,411	3,719,320
Capital One Financial Corp.	14,769	3,086,869
Cboe Global Markets, Inc.	1,223	379,411
Charles Schwab Corp.	38,654	4,067,947
CME Group, Inc.	3,745	1,002,874
Coinbase Global, Inc., Class A†	5,325	778,835
Franklin Resources, Inc.	7,054	238,848
Intercontinental Exchange, Inc.	13,376	2,039,572
Invesco, Ltd.	10,151	300,470
Mastercard, Inc., Class A	6,290	3,604,799
Nasdaq, Inc.	10,563	994,929
Raymond James Financial, Inc.	4,143	729,085
Synchrony Financial	8,056	610,564
T. Rowe Price Group, Inc.	5,060	565,455
Visa, Inc., Class A	17,659	6,465,490
		32,385,582
Electric — 4.0%
AES Corp.	17,277	253,626
Alliant Energy Corp.	6,062	429,068
Ameren Corp.	6,589	722,220
American Electric Power Co., Inc.	12,927	1,652,717
CenterPoint Energy, Inc.	15,485	650,989
CMS Energy Corp.	7,440	535,606
Consolidated Edison, Inc.	8,657	942,314
Constellation Energy Corp.	2,512	660,028
Dominion Energy, Inc.	20,717	1,432,995
DTE Energy Co.	4,937	700,412
Duke Energy Corp.	18,477	2,317,570
Edison International	9,126	669,575
Entergy Corp.	10,810	1,163,372
Evergy, Inc.	5,443	451,823
Security Description	Shares or Principal Amount	Value

Electric (continued)
Eversource Energy	8,801	$630,064
Exelon Corp.	23,942	1,097,022
FirstEnergy Corp.	12,286	593,537
NextEra Energy, Inc.	49,307	4,285,764
NRG Energy, Inc.	1,294	173,771
PG&E Corp.	52,552	913,354
Pinnacle West Capital Corp.	2,949	297,820
PPL Corp.	17,463	614,872
Public Service Enterprise Group, Inc.	11,697	896,926
Sempra	15,430	1,366,327
Southern Co.	26,740	2,528,000
WEC Energy Group, Inc.	7,778	851,069
Xcel Energy, Inc.	14,798	1,157,204
		27,988,045
Electrical Components & Equipment — 0.8%
AMETEK, Inc.	5,391	1,303,059
Eaton Corp. PLC	9,176	3,809,875
Generac Holdings, Inc.†	1,414	278,713
		5,391,647
Electronics — 1.3%
Allegion PLC	877	138,040
Emerson Electric Co.	13,241	1,983,767
Fortive Corp.	7,230	428,088
Garmin, Ltd.	3,918	1,151,030
Honeywell International, Inc.	7,483	1,818,743
Hubbell, Inc.	1,253	592,105
Jabil, Inc.	997	314,105
Keysight Technologies, Inc.†	4,030	1,285,893
Mettler-Toledo International, Inc.†	254	359,740
TE Connectivity PLC	2,145	441,205
Trimble, Inc.†	5,647	319,507
		8,832,223
Engineering & Construction — 0.1%
Jacobs Solutions, Inc.	2,802	378,074
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	1,772	308,558
Environmental Control — 0.5%
Pentair PLC	3,779	247,298
Republic Services, Inc.	4,739	997,796
Veralto Corp.	5,821	548,164
Waste Management, Inc.	8,730	1,977,781
		3,771,039
Food — 0.9%
General Mills, Inc.	12,491	446,553
Hershey Co.	3,508	614,075
Hormel Foods Corp.	7,294	182,423
J.M. Smucker Co.	2,458	293,141
Kraft Heinz Co.	19,954	515,811
Kroger Co.	13,325	769,386
McCormick & Co., Inc.	5,891	299,852
Mondelez International, Inc., Class A	30,214	1,882,634
Sysco Corp.	11,437	974,890
Tyson Foods, Inc., Class A	6,828	395,751
		6,374,516
Forest Products & Paper — 0.1%
International Paper Co.	12,455	508,538

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Gas — 0.2%
Atmos Energy Corp.	3,888	$671,768
NiSource, Inc.	11,539	512,678
		1,184,446
Hand/Machine Tools — 0.1%
Snap-on, Inc.	1,219	500,290
Stanley Black & Decker, Inc.	3,736	353,351
		853,641
Health Care-Products — 3.4%
Abbott Laboratories	41,184	4,353,149
Agilent Technologies, Inc.	6,751	934,136
Align Technology, Inc.†	1,552	262,536
Baxter International, Inc.	12,417	324,829
Bio-Techne Corp.	3,575	257,722
Boston Scientific Corp.†	11,433	534,264
Cooper Cos., Inc.†	4,695	339,542
Danaher Corp.	14,946	2,914,171
Edwards Lifesciences Corp.†	7,417	638,381
GE HealthCare Technologies, Inc.	10,787	733,732
Medtronic PLC	30,357	2,592,184
ResMed, Inc.	1,523	321,323
Revvity, Inc.	2,623	295,140
Solventum Corp.†	3,398	290,325
STERIS PLC	1,143	261,061
Stryker Corp.	4,736	1,542,515
Thermo Fisher Scientific, Inc.	8,769	5,036,037
Waters Corp.†	2,297	866,681
West Pharmaceutical Services, Inc.	1,700	579,632
Zimmer Biomet Holdings, Inc.	4,671	438,747
		23,516,107
Health Care-Services — 2.4%
Centene Corp.†	11,235	699,042
Charles River Laboratories International, Inc.†	1,114	259,016
Cigna Group	6,245	1,742,667
DaVita, Inc.†	736	176,706
Elevance Health, Inc.	5,130	1,928,059
Humana, Inc.	2,811	1,022,811
IQVIA Holdings, Inc.†	3,920	921,279
Labcorp Holdings, Inc.	1,947	602,012
Quest Diagnostics, Inc.	2,621	610,719
UnitedHealth Group, Inc.	21,472	8,897,997
Universal Health Services, Inc., Class B	1,295	218,130
		17,078,438
Home Builders — 0.3%
D.R. Horton, Inc.	6,229	891,121
Lennar Corp., Class A	4,995	411,338
NVR, Inc.†	62	381,117
PulteGroup, Inc.	4,437	561,147
		2,244,723
Household Products/Wares — 0.3%
Avery Dennison Corp.	1,825	309,757
Church & Dwight Co., Inc.	5,589	552,249
Clorox Co.	2,801	267,580
Kimberly-Clark Corp.	7,884	861,800
		1,991,386
Insurance — 3.3%
Aflac, Inc.	10,857	1,384,050
Allstate Corp.	6,073	1,603,758
Security Description	Shares or Principal Amount	Value

Insurance (continued)
American International Group, Inc.	12,418	$975,806
Aon PLC, Class A	5,050	1,820,778
Arch Capital Group, Ltd.†	8,365	840,933
Arthur J. Gallagher & Co.	6,061	1,511,735
Assurant, Inc.	1,138	317,718
Brown & Brown, Inc.	6,845	481,888
Chubb, Ltd.	8,561	3,002,172
Cincinnati Financial Corp.	1,518	269,718
Erie Indemnity Co., Class A	601	145,466
Everest Group, Ltd.	928	347,211
Globe Life, Inc.	1,899	346,093
Hartford Insurance Group, Inc.	6,504	922,983
Loews Corp.	3,989	462,764
Marsh & McLennan Cos., Inc.	11,395	2,161,518
MetLife, Inc.	12,799	1,230,368
Principal Financial Group, Inc.	4,622	525,521
Progressive Corp.	6,053	1,279,725
Prudential Financial, Inc.	8,156	995,684
Travelers Cos., Inc.	5,009	1,875,169
W.R. Berkley Corp.	2,920	211,817
Willis Towers Watson PLC	2,248	755,148
		23,468,023
Internet — 5.0%
Airbnb, Inc., Class A†	5,199	787,752
Amazon.com, Inc.†	108,783	29,543,287
CDW Corp.	3,075	454,516
eBay, Inc.	2,790	318,088
F5, Inc.†	1,324	533,003
Gen Digital, Inc.	13,037	357,866
GoDaddy, Inc., Class A†	3,162	261,624
Palo Alto Networks, Inc.†	8,434	2,798,654
		35,054,790
Iron/Steel — 0.3%
Nucor Corp.	5,354	1,377,530
Steel Dynamics, Inc.	3,211	806,796
		2,184,326
Leisure Time — 0.0%
Norwegian Cruise Line Holdings, Ltd.†	4,737	87,777
Lodging — 0.0%
MGM Resorts International†	4,527	201,768
Machinery-Diversified — 1.2%
Deere & Co.	5,938	3,519,275
Dover Corp.	3,150	644,553
IDEX Corp.	1,735	399,831
Ingersoll Rand, Inc.	8,456	705,061
Nordson Corp.	1,257	374,310
Otis Worldwide Corp.	9,193	661,436
Rockwell Automation, Inc.	1,199	575,616
Westinghouse Air Brake Technologies Corp.	4,043	1,175,947
Xylem, Inc.	5,553	649,534
		8,705,563
Media — 1.2%
Charter Communications, Inc., Class A†	1,940	281,261
Comcast Corp., Class A	83,982	2,012,209
FactSet Research Systems, Inc.	872	229,510
Fox Corp., Class A	1,675	97,535
Fox Corp., Class B	1,193	61,965
News Corp., Class A	8,488	233,929
News Corp., Class B	2,935	91,778

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Paramount Skydance Corp., Class B	7,650	$60,894
Walt Disney Co.	41,059	3,949,465
Warner Bros. Discovery, Inc.†	58,967	1,550,832
		8,569,378
Mining — 0.3%
Freeport-McMoRan, Inc.	33,913	2,123,971
Miscellaneous Manufacturing — 1.0%
3M Co.	12,332	2,173,885
A.O. Smith Corp.	2,475	148,822
Axon Enterprise, Inc.†	667	352,016
Illinois Tool Works, Inc.	6,211	1,782,246
Parker-Hannifin Corp.	1,320	1,289,020
Teledyne Technologies, Inc.†	1,108	726,372
Textron, Inc.	4,179	356,301
		6,828,662
Office/Business Equipment — 0.1%
Zebra Technologies Corp., Class A†	1,100	323,202
Oil & Gas — 5.8%
APA Corp.	8,661	323,228
Chevron Corp.	44,265	8,712,680
ConocoPhillips	28,737	3,462,234
Devon Energy Corp.	27,135	1,224,603
Diamondback Energy, Inc.	4,561	925,655
EOG Resources, Inc.	12,550	1,866,059
EQT Corp.	14,907	794,394
Expand Energy Corp.	5,600	526,568
ExxonMobil Holdings Corp.	98,005	15,233,897
Marathon Petroleum Corp.	6,890	2,180,478
Occidental Petroleum Corp.	17,310	987,882
Phillips 66	9,488	2,008,420
Texas Pacific Land Corp.	1,377	554,353
Valero Energy Corp.	7,008	2,192,803
		40,993,254
Oil & Gas Services — 0.5%
Baker Hughes Co.	23,318	1,410,506
Halliburton Co.	19,520	629,520
SLB, Ltd.	35,303	1,750,676
		3,790,702
Packaging & Containers — 0.3%
Amcor PLC	10,891	488,788
Ball Corp.	6,361	412,829
Packaging Corp. of America	2,115	519,951
Smurfit WestRock PLC	12,306	565,707
		1,987,275
Pharmaceuticals — 5.3%
AbbVie, Inc.	22,558	5,660,705
Becton Dickinson & Co.	6,511	1,078,352
Bristol-Myers Squibb Co.	48,448	3,164,139
Cardinal Health, Inc.	5,559	1,278,737
Cencora, Inc.	4,584	1,427,183
CVS Health Corp.	30,115	3,144,909
Dexcom, Inc.†	4,484	374,190
Henry Schein, Inc.†	2,310	198,082
Johnson & Johnson	23,336	5,982,184
McKesson Corp.	2,846	2,436,717
Merck & Co., Inc.	58,397	7,603,289
Pfizer, Inc.	134,594	3,366,196
Security Description	Shares or Principal Amount	Value

Pharmaceuticals (continued)
Viatris, Inc.	27,440	$481,846
Zoetis, Inc.	9,801	757,519
		36,954,048
Pipelines — 0.9%
Kinder Morgan, Inc.	46,409	1,493,441
ONEOK, Inc.	14,795	1,343,534
Targa Resources Corp.	5,059	1,367,802
Williams Cos., Inc.	28,865	2,065,002
		6,269,779
Private Equity — 0.4%
Blackstone, Inc.	17,578	2,245,590
KKR & Co., Inc.	7,480	758,696
		3,004,286
Real Estate — 0.2%
CBRE Group, Inc., Class A†	6,888	1,011,227
CoStar Group, Inc.†	9,446	271,667
		1,282,894
REITS — 3.2%
Alexandria Real Estate Equities, Inc.	3,857	198,443
American Tower Corp.	11,014	1,909,387
AvalonBay Communities, Inc.	3,233	600,077
BXP, Inc.	3,407	238,899
Camden Property Trust	2,322	257,301
Crown Castle, Inc.	10,407	794,054
Digital Realty Trust, Inc.	8,166	1,539,454
Equinix, Inc.	2,335	2,380,019
Equity Residential	8,199	544,823
Essex Property Trust, Inc.	1,525	433,313
Extra Space Storage, Inc.	5,029	744,493
Federal Realty Investment Trust	1,945	241,355
Healthpeak Properties, Inc.	16,011	349,520
Host Hotels & Resorts, Inc.	15,200	381,976
Invitation Homes, Inc.	13,079	388,708
Iron Mountain, Inc.	7,062	863,824
Kimco Realty Corp.	15,784	402,176
Mid-America Apartment Communities, Inc.	2,767	366,185
Prologis, Inc.	21,983	3,178,962
Public Storage	3,976	1,288,900
Realty Income Corp.	22,069	1,409,547
Regency Centers Corp.	4,005	321,561
SBA Communications Corp.	2,520	456,070
Simon Property Group, Inc.	4,514	1,035,376
UDR, Inc.	7,098	270,860
Ventas, Inc.	5,588	522,534
VICI Properties, Inc.	25,456	670,766
Weyerhaeuser Co.	16,716	418,401
		22,206,984
Retail — 6.9%
AutoZone, Inc.†	137	413,226
Best Buy Co., Inc.	4,558	393,173
Carvana Co.†	8,395	523,512
Chipotle Mexican Grill, Inc.†	30,348	1,129,552
Costco Wholesale Corp.	10,490	9,985,326
Darden Restaurants, Inc.	2,749	559,641
Dollar General Corp.	5,172	657,103
Dollar Tree, Inc.†	4,234	538,607
Domino's Pizza, Inc.	719	249,809
Genuine Parts Co.	3,209	399,103
Home Depot, Inc.	23,550	7,817,658

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Lowe's Cos., Inc.	13,202	$2,743,508
Lululemon Athletica, Inc.†	2,476	294,322
McDonald's Corp.	9,437	2,554,030
Ross Stores, Inc.	3,943	989,969
Starbucks Corp.	26,852	2,826,173
Target Corp.	10,724	1,549,511
TJX Cos., Inc.	11,758	1,850,004
Tractor Supply Co.	12,147	373,763
Walmart, Inc.	103,658	11,526,770
Williams-Sonoma, Inc.	2,766	632,474
Yum! Brands, Inc.	3,343	512,415
		48,519,649
Semiconductors — 4.3%
Analog Devices, Inc.	11,565	4,249,097
Intel Corp.†	111,706	10,075,881
Marvell Technology, Inc.	10,990	2,061,284
Microchip Technology, Inc.	12,749	947,123
NXP Semiconductors NV	5,978	1,369,919
ON Semiconductor Corp.†	9,105	743,059
QUALCOMM, Inc.	24,968	3,685,527
Skyworks Solutions, Inc.	3,640	226,699
Teradyne, Inc.	1,541	566,610
Texas Instruments, Inc.	21,519	5,933,649
		29,858,848
Shipbuilding — 0.0%
Huntington Ingalls Industries, Inc.	944	308,169
Software — 3.0%
Adobe, Inc.†	9,556	2,392,918
Akamai Technologies, Inc.†	3,435	395,643
Autodesk, Inc.†	2,092	489,946
Broadridge Financial Solutions, Inc.	2,687	413,664
Cadence Design Systems, Inc.†	2,384	810,608
Electronic Arts, Inc.	2,810	589,707
Fair Isaac Corp.†	282	316,678
Fidelity National Information Services, Inc.	12,055	539,702
Fiserv, Inc.†	12,651	682,395
Intuit, Inc.	2,898	915,971
Jack Henry & Associates, Inc.	1,684	259,403
MSCI, Inc.	817	467,520
Oracle Corp.	19,306	2,507,270
Paychex, Inc.	7,670	896,163
PTC, Inc.†	2,807	385,120
Roper Technologies, Inc.	2,375	930,929
Salesforce, Inc.	19,323	3,555,819
ServiceNow, Inc.†	9,505	1,057,241
Synopsys, Inc.†	4,525	1,759,139
Take-Two Interactive Software, Inc.†	1,970	478,552
Tyler Technologies, Inc.†	992	307,123
Veeva Systems, Inc., Class A†	1,401	285,496
Workday, Inc., Class A†	2,752	441,256
		20,878,263
Telecommunications — 2.6%
AT&T, Inc.	164,274	3,819,370
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Cisco Systems, Inc.	43,842	$5,085,234
Corning, Inc.	5,815	803,924
Motorola Solutions, Inc.	3,928	1,711,626
T-Mobile US, Inc.	11,005	1,900,673
Verizon Communications, Inc.	98,728	4,621,458
		17,942,285
Toys/Games/Hobbies — 0.0%
Hasbro, Inc.	3,107	291,872
Transportation — 2.0%
C.H. Robinson Worldwide, Inc.	2,793	412,610
CSX Corp.	44,019	2,218,557
Expeditors International of Washington, Inc.	3,085	517,941
FedEx Corp.	5,199	1,598,173
Fedex Freight Holding Co., Inc.†	2,631	369,734
JB Hunt Transport Services, Inc.	1,720	467,410
Norfolk Southern Corp.	5,341	1,791,799
Old Dominion Freight Line, Inc.	4,318	916,020
Union Pacific Corp.	14,052	4,105,011
United Parcel Service, Inc., Class B	17,687	1,843,339
		14,240,594
Water — 0.1%
American Water Works Co., Inc.	4,614	619,060
Total Common Stocks (cost $607,433,196)		698,107,396
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares S&P 500 Value ETF (cost $320,878)	1,626	376,761
RIGHTS — 0.0%
Diversified Financial Services — 0.0%
TPG, Inc. CVR†(1) (cost $54)	5,442	54
Total Long-Term Investment Securities (cost $607,754,128)		698,484,211
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $3,406,080)	3,406,080	3,406,080
TOTAL INVESTMENTS (cost $611,160,208)(3)	100.0%	701,890,291
Other assets less liabilities	0.0	312,629
NET ASSETS	100.0%	$702,202,920

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
ETF—Exchange Traded Fund

SunAmerica Series Trust SA Large Cap Value Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
23	Long	E-Mini Russell 1000 Index	September 2026	$2,827,783	$2,854,530	$26,747
32	Long	Micro E-mini S&P 500 Index	September 2026	1,200,041	1,203,080	3,039
						$29,786

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$698,107,396	$—	$—	$698,107,396
Unaffiliated Investment Companies	376,761	—	—	376,761
Rights	—	—	54	54
Short-Term Investments	3,406,080	—	—	3,406,080
Total Investments at Value	$701,890,237	$—	$54	$701,890,291
Other Financial Instruments:†
Futures Contracts	$29,786	$—	$—	$29,786

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.7%
Aerospace/Defense — 0.7%
Curtiss-Wright Corp.	2,021	$1,463,204
General Electric Co.	2,906	1,046,364
Howmet Aerospace, Inc.	8,063	2,275,862
		4,785,430
Auto Manufacturers — 1.8%
Tesla, Inc.†	39,696	12,353,792
Banks — 2.2%
Citigroup, Inc.	43,043	5,701,045
Northern Trust Corp.	21,692	3,952,066
Popular, Inc.	30,202	5,291,692
		14,944,803
Beverages — 1.4%
Monster Beverage Corp.†	99,914	9,629,711
Biotechnology — 1.2%
Gilead Sciences, Inc.	46,269	6,024,686
Incyte Corp.†	20,642	2,467,132
		8,491,818
Computer Graphics — 0.0%
Canva, Inc., Class A†(1)(2)	245	354,811
Computers — 10.3%
Apple, Inc.	162,314	50,140,418
Dell Technologies, Inc., Class C	8,585	3,480,101
Hewlett Packard Enterprise Co.	23,275	1,114,872
Okta, Inc.†	60,540	8,592,442
Sandisk Corp.†	4,430	5,381,697
Western Digital Corp.	3,446	1,877,519
		70,587,049
Cosmetics/Personal Care — 0.3%
Colgate-Palmolive Co.	19,934	1,819,974
Diversified Financial Services — 2.7%
Interactive Brokers Group, Inc., Class A	61,972	5,452,916
Mastercard, Inc., Class A	13,445	7,705,329
Visa, Inc., Class A	14,651	5,364,171
		18,522,416
Electric — 0.2%
Talen Energy Corp.†	4,219	1,409,568
Electronics — 1.7%
Amphenol Corp., Class A	63,160	10,149,812
Flex, Ltd.†	13,272	1,509,690
		11,659,502
Engineering & Construction — 1.2%
Comfort Systems USA, Inc.	4,752	8,219,487
Entertainment — 0.7%
TKO Group Holdings, Inc.	27,435	4,987,957
Entertainment Software — 0.1%
Epic Games, Inc.†(1)(2)	1,787	687,995
Health Care-Services — 1.1%
Centene Corp.†	36,528	2,272,772
Cigna Group	19,372	5,405,757
		7,678,529
Insurance — 1.0%
Equitable Holdings, Inc.	139,611	6,652,464
Security Description	Shares or Principal Amount	Value

Internet — 18.1%
Airbnb, Inc., Class A†	55,958	$8,478,756
Alphabet, Inc., Class A	126,252	44,962,125
Alphabet, Inc., Class C	82,808	29,533,473
Amazon.com, Inc.†	43,845	11,907,425
AppLovin Corp., Class A†	4,513	1,786,697
Etsy, Inc.†	11,250	918,900
GoDaddy, Inc., Class A†	20,770	1,718,510
Meta Platforms, Inc., Class A	28,902	16,090,032
Reddit, Inc., Class A†	18,852	2,651,911
Spotify Technology SA†	9,971	4,984,902
Uber Technologies, Inc.†	21,216	1,492,758
		124,525,489
Leisure Time — 1.3%
Viking Holdings, Ltd.†	85,165	8,886,968
Lodging — 1.1%
Marriott International, Inc., Class A	19,772	7,371,595
Machinery-Construction & Mining — 5.3%
BWX Technologies, Inc.	30,467	5,139,783
Caterpillar, Inc.	13,991	11,400,007
GE Vernova, Inc.	12,561	12,439,033
Vertiv Holdings Co., Class A	30,387	7,340,587
		36,319,410
Media — 0.7%
EchoStar Corp., Class A†	6,222	523,208
Space Exploration Technologies Corp., Class A†	38,607	4,183,841
		4,707,049
Mining — 0.6%
Anglogold Ashanti PLC	52,300	4,148,436
Oil & Gas — 0.3%
Valero Energy Corp.	7,088	2,217,836
Pharmaceuticals — 3.2%
Bristol-Myers Squibb Co.	36,255	2,367,814
Dexcom, Inc.†	99,424	8,296,933
Eli Lilly & Co.	9,769	11,223,018
		21,887,765
Real Estate — 0.1%
CBRE Group, Inc., Class A†	6,557	962,633
REITS — 0.2%
Ryman Hospitality Properties, Inc.	11,372	1,519,868
Retail — 1.0%
Ross Stores, Inc.	26,464	6,644,317
Semiconductors — 28.5%
Advanced Micro Devices, Inc.†	42,047	20,020,679
Applied Materials, Inc.	409	207,637
Broadcom, Inc.	74,330	28,935,182
KLA Corp.	26,357	4,818,587
Lam Research Corp.	33,387	9,783,059
Micron Technology, Inc.	29,615	24,374,034
NVIDIA Corp.	530,791	106,556,293
Teradyne, Inc.	3,819	1,404,208
		196,099,679
Software — 11.0%
Autodesk, Inc.†	34,078	7,981,068
Datadog, Inc., Class A†	38,671	10,362,668
Dropbox, Inc., Class A†	147,355	4,797,879
Guidewire Software, Inc.†	17,319	2,631,449

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
Magic Leap, Inc., Class A†(1)(2)	2,188	$1,050
Microsoft Corp.	91,094	42,333,204
Palantir Technologies, Inc., Class A†	4,536	558,200
Pegasystems, Inc.	61,306	1,872,898
Salesforce, Inc.	18,774	3,454,791
Snowflake, Inc.†	6,154	1,804,845
		75,798,052
Telecommunications — 1.7%
Arista Networks, Inc.†	65,018	11,725,996
Total Common Stocks (cost $547,599,234)		685,600,399
CONVERTIBLE PREFERRED STOCKS — 0.4%
Automotive - Cars & Lt. Trucks — 0.1%
Waymo LLC Series A-2†(1)(2)	4,915	818,249
Computer Software — 0.0%
Formagrid, Inc. Series F†(1)(2)	2,702	148,610
E-Commerce/Services — 0.1%
Rappi, Inc. Series E †(1)(2)	9,191	219,527
Electrical Components & Equipment — 0.0%
Sila Nanotechnologies, Inc. Series F†(1)(2)	8,833	144,950
Industrial Automation/Robotics — 0.1%
Nuro, Inc. Series C †(1)(2)	47,284	604,762
Nuro, Inc. Series D †(1)(2)	10,245	131,034
		735,796
Recycling — 0.1%
Redwood Materials, Inc. Series C†(1)(2)	9,878	471,674
Software — 0.0%
Celonis SE Series D†(1)(2)	187	47,685
Total Convertible Preferred Stocks (cost $3,210,009)		2,586,491
Total Long-Term Investment Securities (cost $550,809,243)		688,186,890
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 0.1%
Sovereign — 0.1%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026 (cost $778,848)	$779,000	$778,767
TOTAL INVESTMENTS (cost $551,588,091)	100.2%	688,965,657
Other assets less liabilities	(0.2)	(1,253,493)
NET ASSETS	100.0%	$687,712,164

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class A	12/17/21, 12/22/21	245	$417,520	$354,811	$1,448.21	0.0%
Epic Games, Inc.	06/18/20, 03/29/21	1,787	1,170,114	687,995	385.00	0.1
Magic Leap, Inc., Class A	01/20/16, 10/12/17	2,188	1,064,504	1,050	0.48	0.0
Convertible Preferred Stocks
Celonis SE Series D	10/04/22	187	69,150	47,685	255.00	0.0
Formagrid, Inc. Series F	12/08/21	2,702	506,043	148,610	55.00	0.0
Nuro, Inc. Series C	10/30/20, 03/02/21	47,284	617,274	604,762	12.79	0.1
Nuro, Inc. Series D	10/29/21	10,245	213,564	131,034	12.79	0.0
Rappi, Inc. Series E	09/08/20, 09/24/20	9,191	549,126	219,527	23.89	0.1
Redwood Materials, Inc. Series C	05/28/21	9,878	468,252	471,674	47.75	0.1
Sila Nanotechnologies, Inc. Series F	01/07/21	8,833	364,563	144,950	16.41	0.0
Waymo LLC Series A-2	05/08/20	4,915	422,037	818,249	166.48	0.1
				$3,630,347		0.5%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

SunAmerica Series Trust SA MFS Large Cap Growth Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Computer Graphics	$—	$—	$354,811	$354,811
Entertainment Software	—	—	687,995	687,995
Software	75,797,002	—	1,050	75,798,052
Other Industries	608,759,541	—	—	608,759,541
Convertible Preferred Stocks	—	—	2,586,491	2,586,491
Short-Term Investments	—	778,767	—	778,767
Total Investments at Value	$684,556,543	$778,767	$3,630,347	$688,965,657

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.6%
Aerospace/Defense — 3.2%
Curtiss-Wright Corp.	3,816	$2,762,784
Howmet Aerospace, Inc.	21,788	6,149,881
RTX Corp.	44,012	9,472,262
		18,384,927
Apparel — 0.6%
LVMH Moet Hennessy Louis Vuitton SE	5,875	3,221,539
Banks — 5.4%
Bank of America Corp.	105,658	6,545,513
Goldman Sachs Group, Inc.	8,461	8,616,513
JPMorgan Chase & Co.	46,930	16,509,505
		31,671,531
Beverages — 0.6%
Diageo PLC	147,149	3,239,319
Biotechnology — 1.4%
Gilead Sciences, Inc.	29,359	3,822,836
Vertex Pharmaceuticals, Inc.†	9,372	4,471,381
		8,294,217
Chemicals — 1.8%
International Flavors & Fragrances, Inc.	36,772	2,913,078
Linde PLC	15,241	7,290,989
		10,204,067
Commercial Services — 2.3%
Cintas Corp.	15,439	3,159,282
Moody's Corp.	11,336	5,422,916
Verisk Analytics, Inc.	23,448	4,568,843
		13,151,041
Computers — 8.6%
Apple, Inc.	122,304	37,780,929
Hewlett Packard Enterprise Co.	43,853	2,100,559
Seagate Technology Holdings PLC	11,572	9,907,136
		49,788,624
Cosmetics/Personal Care — 2.1%
Colgate-Palmolive Co.	48,429	4,421,568
Procter & Gamble Co.	55,781	8,059,796
		12,481,364
Diversified Financial Services — 5.5%
CME Group, Inc.	26,253	7,030,291
Mastercard, Inc., Class A	17,423	9,985,121
Nasdaq, Inc.	43,096	4,059,212
Visa, Inc., Class A	30,349	11,111,680
		32,186,304
Electric — 3.0%
Alliant Energy Corp.	82,633	5,848,764
Southern Co.	45,456	4,297,410
Xcel Energy, Inc.	92,856	7,261,339
		17,407,513
Electrical Components & Equipment — 2.1%
AMETEK, Inc.	22,535	5,446,935
Eaton Corp. PLC	16,827	6,986,570
		12,433,505
Electronics — 4.9%
Allegion PLC	38,165	6,007,171
Amphenol Corp., Class A	54,406	8,743,044
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Emerson Electric Co.	55,603	$8,330,442
Hubbell, Inc.	11,109	5,249,558
		28,330,215
Environmental Control — 1.6%
Veralto Corp.	31,151	2,933,490
Waste Management, Inc.	27,486	6,226,953
		9,160,443
Food Service — 1.0%
Aramark	102,979	5,866,714
Health Care-Products — 5.2%
Boston Scientific Corp.†	79,676	3,723,260
Medtronic PLC	83,073	7,093,603
STERIS PLC	27,196	6,211,566
Thermo Fisher Scientific, Inc.	14,154	8,128,642
Waters Corp.†	13,803	5,208,010
		30,365,081
Health Care-Services — 1.0%
Cigna Group	21,222	5,921,999
Insurance — 2.7%
Aon PLC, Class A	17,469	6,298,448
Chubb, Ltd.	27,079	9,496,064
		15,794,512
Internet — 14.1%
Alphabet, Inc., Class A	99,318	35,370,119
Amazon.com, Inc.†	112,593	30,578,007
Meta Platforms, Inc., Class A	24,060	13,394,443
Spotify Technology SA†	5,148	2,573,691
		81,916,260
Machinery-Diversified — 0.6%
Otis Worldwide Corp.	49,748	3,579,369
Media — 0.3%
Space Exploration Technologies Corp., Class A†	15,391	1,667,923
Oil & Gas — 2.7%
ConocoPhillips	59,018	7,110,489
ExxonMobil Holdings Corp.	54,037	8,399,511
		15,510,000
Pharmaceuticals — 1.4%
Becton Dickinson & Co.	19,838	3,285,570
Pfizer, Inc.	202,117	5,054,946
		8,340,516
Retail — 2.4%
Costco Wholesale Corp.	7,097	6,755,563
TJX Cos., Inc.	47,338	7,448,161
		14,203,724
Semiconductors — 16.8%
Advanced Micro Devices, Inc.†	8,679	4,132,506
Analog Devices, Inc.	20,004	7,349,670
Applied Materials, Inc.	8,767	4,450,743
Broadcom, Inc.	52,198	20,319,637
KLA Corp.	36,623	6,695,417
Micron Technology, Inc.	3,216	2,646,864
NVIDIA Corp.	226,563	45,482,522
Texas Instruments, Inc.	24,107	6,647,264
		97,724,623

SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software — 6.7%
Cadence Design Systems, Inc.†	15,828	$5,381,837
Microsoft Corp.	72,410	33,650,375
		39,032,212
Telecommunications — 1.6%
Arista Networks, Inc.†	53,229	9,599,850
Total Long-Term Investment Securities (cost $409,798,053)		579,477,392
SHORT-TERM INVESTMENTS — 0.5%
Sovereign — 0.5%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026 (cost $2,968,421)	$2,969,000	2,968,111
TOTAL INVESTMENTS (cost $412,766,474)(1)	100.1%	582,445,503
Other assets less liabilities	(0.1)	(514,242)
NET ASSETS	100.0%	$581,931,261

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Apparel	$—	$3,221,539	$—	$3,221,539
Beverages	—	3,239,319	—	3,239,319
Other Industries	573,016,534	—	—	573,016,534
Short-Term Investments	—	2,968,111	—	2,968,111
Total Investments at Value	$573,016,534	$9,428,969	$—	$582,445,503

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.7%
Advertising — 1.7%
Omnicom Group, Inc.	105,895	$8,333,936
Aerospace/Defense — 1.7%
Boeing Co.†	4,984	1,077,242
General Dynamics Corp.	8,258	3,166,282
Honeywell Aerospace, Inc.†	1,764	364,689
L3Harris Technologies, Inc.	12,456	3,451,060
		8,059,273
Agriculture — 1.6%
Altria Group, Inc.	18,005	1,230,282
Philip Morris International, Inc.	34,711	6,623,553
		7,853,835
Airlines — 0.5%
Delta Air Lines, Inc.	26,906	2,352,661
Auto Parts & Equipment — 1.4%
Aptiv PLC†	54,100	3,055,027
Lear Corp.	27,808	3,632,837
		6,687,864
Banks — 6.9%
Bank of America Corp.	153,342	9,499,537
JPMorgan Chase & Co.	17,931	6,307,947
Morgan Stanley	12,798	2,692,955
Northern Trust Corp.	39,997	7,287,053
PNC Financial Services Group, Inc.	20,239	5,057,119
Wells Fargo & Co.	25,386	2,194,620
		33,039,231
Beverages — 0.9%
Constellation Brands, Inc., Class A	19,439	2,531,541
Diageo PLC	85,321	1,878,246
		4,409,787
Building Materials — 1.3%
Masco Corp.	70,324	5,026,759
Mohawk Industries, Inc.†	10,190	1,254,389
		6,281,148
Chemicals — 1.4%
Axalta Coating Systems, Ltd.†	130,357	4,668,084
PPG Industries, Inc.	19,517	2,157,019
		6,825,103
Commercial Services — 0.3%
Equifax, Inc.	8,708	1,503,175
Computers — 1.5%
Accenture PLC, Class A	18,537	3,075,659
Amdocs, Ltd.	15,224	848,282
Cognizant Technology Solutions Corp., Class A	34,355	1,901,549
Leidos Holdings, Inc.	12,822	1,482,223
		7,307,713
Cosmetics/Personal Care — 1.6%
Kenvue, Inc.	406,117	7,813,691
Distribution/Wholesale — 0.4%
LKQ Corp.	79,442	1,783,473
Diversified Financial Services — 3.0%
Charles Schwab Corp.	126,725	13,336,539
CME Group, Inc.	2,852	763,737
		14,100,276
Security Description	Shares or Principal Amount	Value

Electric — 3.2%
Duke Energy Corp.	28,816	$3,614,391
Exelon Corp.	40,251	1,844,301
National Grid PLC	228,018	3,648,481
PG&E Corp.	310,790	5,401,530
Sempra	8,175	723,896
		15,232,599
Electrical Components & Equipment — 0.4%
Eaton Corp. PLC	4,325	1,795,740
Electronics — 0.3%
Honeywell International, Inc.	5,986	1,454,897
Environmental Control — 0.3%
Pentair PLC	24,594	1,609,431
Food — 1.2%
Albertsons Cos., Inc., Class A	101,045	1,170,101
J.M. Smucker Co.	11,627	1,386,636
Tyson Foods, Inc., Class A	24,405	1,414,514
US Foods Holding Corp.†	16,234	1,632,978
		5,604,229
Hand/Machine Tools — 0.2%
Techtronic Industries Co., Ltd.	65,500	1,105,815
Health Care-Products — 4.2%
Agilent Technologies, Inc.	11,328	1,567,455
Boston Scientific Corp.†	127,215	5,944,757
Medtronic PLC	103,192	8,811,565
Waters Corp.†	10,491	3,958,359
		20,282,136
Health Care-Services — 2.5%
Cigna Group	26,900	7,506,445
Humana, Inc.	5,629	2,048,168
ICON PLC†	14,577	2,384,287
		11,938,900
Household Products/Wares — 1.1%
Avery Dennison Corp.	8,396	1,425,053
Henkel AG & Co. KGaA (Preference Shares)	31,388	2,738,836
Kimberly-Clark Corp.	8,634	943,783
		5,107,672
Insurance — 4.8%
Aon PLC, Class A	20,805	7,501,243
Chubb, Ltd.	17,790	6,238,597
Principal Financial Group, Inc.	9,678	1,100,389
Travelers Cos., Inc.	4,968	1,859,820
Willis Towers Watson PLC	19,330	6,493,334
		23,193,383
Internet — 0.3%
Airbnb, Inc., Class A†	9,287	1,407,166
Machinery-Diversified — 0.5%
AGCO Corp.	14,452	1,476,417
Flowserve Corp.	14,376	1,092,432
		2,568,849
Media — 1.3%
Comcast Corp., Class A	183,328	4,392,539
Warner Bros. Discovery, Inc.†	75,823	1,994,145
		6,386,684

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 0.2%
Glencore PLC	149,493	$1,092,970
Miscellaneous Manufacturing — 0.2%
Textron, Inc.	12,756	1,087,577
Oil & Gas — 3.9%
Chevron Corp.	13,953	2,746,369
ConocoPhillips	61,694	7,432,893
Diamondback Energy, Inc.	7,544	1,531,055
ExxonMobil Holdings Corp.	34,039	5,291,022
Suncor Energy, Inc.†	24,892	1,671,600
		18,672,939
Oil & Gas Services — 0.2%
SLB, Ltd.	18,076	896,389
Packaging & Containers — 0.4%
Smurfit WestRock PLC	39,395	1,810,988
Pharmaceuticals — 3.9%
Becton Dickinson & Co.	50,667	8,391,468
Johnson & Johnson	6,596	1,690,885
Pfizer, Inc.	340,959	8,527,385
		18,609,738
Retail — 0.2%
Target Corp.	4,696	678,525
Semiconductors — 1.0%
NXP Semiconductors NV	19,981	4,578,846
Software — 4.1%
Fidelity National Information Services, Inc.	72,027	3,224,649
Microsoft Corp.	26,613	12,367,593
Salesforce, Inc.	22,409	4,123,704
		19,715,946
Transportation — 1.1%
Union Pacific Corp.	17,509	5,114,904
Total Common Stocks (cost $225,235,231)		286,297,489
CONVERTIBLE PREFERRED STOCKS — 0.7%
Aerospace/Defense — 0.3%
Boeing Co.†	21,301	1,423,120
Internet — 0.4%
Alphabet, Inc. Series A†	16,814	843,390
Alphabet, Inc. Series B†	16,814	844,063
		1,687,453
Total Convertible Preferred Stocks (cost $2,746,450)		3,110,573
CORPORATE BONDS & NOTES — 12.8%
Aerospace/Defense — 0.2%
BAE Systems PLC
3.40%, 04/15/2030*	$224,000	212,720
Boeing Co.
5.81%, 05/01/2050	219,000	206,867
6.53%, 05/01/2034	443,000	474,432
6.86%, 05/01/2054	195,000	208,897
		1,102,916
Security Description	Shares or Principal Amount	Value

Agriculture — 0.5%
BAT International Finance PLC
4.45%, 03/16/2028	$1,153,000	$1,149,440
Philip Morris International, Inc.
5.13%, 11/17/2027	194,000	195,388
5.13%, 02/15/2030	256,000	257,964
5.63%, 11/17/2029	98,000	100,376
5.75%, 11/17/2032	395,000	408,735
		2,111,903
Auto Manufacturers — 0.2%
Hyundai Capital America
5.25%, 06/21/2033*	181,000	178,004
Stellantis Finance US, Inc.
2.69%, 09/15/2031*	783,000	661,260
		839,264
Banks — 2.3%
Bank of America Corp.
2.57%, 10/20/2032	632,000	557,166
Deutsche Bank AG
2.31%, 11/16/2027	188,000	186,723
6.72%, 01/18/2029	485,000	497,811
Goldman Sachs Group, Inc.
2.38%, 07/21/2032	578,000	504,957
2.60%, 02/07/2030	673,000	621,531
HSBC Holdings PLC
4.70%, 03/09/2031(1)	237,000	219,297
JPMorgan Chase & Co.
2.55%, 11/08/2032	1,089,000	957,340
2.96%, 05/13/2031	118,000	109,392
2.96%, 01/25/2033	428,000	382,610
3.11%, 04/22/2041	575,000	431,373
3.90%, 01/23/2049	218,000	161,822
5.77%, 04/22/2035	495,000	505,719
Mitsubishi UFJ Financial Group, Inc.
2.85%, 01/19/2033	678,000	601,219
5.62%, 04/24/2036	852,000	855,767
Morgan Stanley
2.70%, 01/22/2031	1,361,000	1,257,456
2.94%, 01/21/2033	722,000	642,043
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029	1,128,000	1,069,311
UBS Group AG
2.10%, 02/11/2032*	1,372,000	1,200,143
5.70%, 02/08/2035*	366,000	369,255
		11,130,935
Beverages — 0.3%
Anheuser-Busch InBev Worldwide, Inc.
4.38%, 04/15/2038	174,000	159,137
8.00%, 11/15/2039	668,000	814,049
Diageo Capital PLC
2.38%, 10/24/2029	499,000	463,852
		1,437,038
Building Materials — 0.2%
Martin Marietta Materials, Inc.
2.50%, 03/15/2030	37,000	33,968
Masco Corp.
2.00%, 02/15/2031	787,000	689,771
Vulcan Materials Co.
3.50%, 06/01/2030	96,000	91,047
		814,786

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Chemicals — 0.0%
RPM International, Inc.
		147,269
Commercial Services — 0.5%
Ashtead Capital, Inc.
5.50%, 08/11/2032*	$892,000	$897,523
ERAC USA Finance LLC
7.00%, 10/15/2037*	240,000	265,882
Experian Finance PLC
4.25%, 02/01/2029*	336,000	331,900
Global Payments, Inc.
2.90%, 11/15/2031	244,000	213,153
Verisk Analytics, Inc.
4.13%, 03/15/2029	431,000	423,814
5.75%, 04/01/2033	348,000	354,446
		2,486,718
Cosmetics/Personal Care — 0.1%
Kenvue, Inc.
		217,383
Diversified Financial Services — 0.9%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
2.45%, 10/29/2026	260,000	258,839
3.65%, 07/21/2027	150,000	148,798
Avolon Holdings Funding, Ltd.
2.53%, 11/18/2027*	169,000	164,205
3.25%, 02/15/2027*	464,000	460,758
Capital One Financial Corp.
3.27%, 03/01/2030	962,000	922,527
Charles Schwab Corp.
5.85%, 05/19/2034	887,000	912,640
6.10%, 06/01/2031(1)	194,000	191,364
Intercontinental Exchange, Inc.
2.10%, 06/15/2030	423,000	381,499
LPL Holdings, Inc.
4.38%, 05/15/2031*	950,000	903,986
6.75%, 11/17/2028	95,000	98,520
		4,443,136
Electric — 1.1%
American Electric Power Co., Inc.
5.95%, 11/01/2032	264,000	274,458
American Transmission Systems, Inc.
2.65%, 01/15/2032*	125,000	110,597
Brazos Securitization LLC
5.24%, 03/01/2043*	347,000	334,395
Consumers 2023 Securitization Funding LLC
5.55%, 03/01/2028	77,163	77,414
Duke Energy Carolinas LLC
4.95%, 01/15/2033	944,000	935,767
Duke Energy Corp.
2.65%, 09/01/2026	61,000	60,926
4.50%, 08/15/2032	628,000	606,595
Electricite de France SA
6.90%, 05/23/2053*	200,000	206,633
Empire District Bondco LLC
4.94%, 01/01/2035	211,373	210,760
Exelon Corp.
4.05%, 04/15/2030	333,000	322,440
Georgia Power Co.
3.70%, 01/30/2050	27,000	18,995
Security Description	Shares or Principal Amount	Value

Electric (continued)
Jersey Central Power & Light Co.
2.75%, 03/01/2032*	$195,000	$171,728
5.10%, 01/15/2035	154,000	150,514
Oncor Electric Delivery Co. LLC
5.75%, 03/15/2029	403,000	412,383
Pacific Gas & Electric Co.
2.10%, 08/01/2027	102,000	99,462
2.50%, 02/01/2031	444,000	396,109
3.00%, 06/15/2028	324,000	313,574
3.30%, 08/01/2040	232,000	169,700
Virginia Power Fuel Securitization LLC
5.09%, 05/01/2029	87,716	87,853
Xcel Energy, Inc.
3.40%, 06/01/2030	243,000	229,921
		5,190,224
Electronics — 0.1%
Arrow Electronics, Inc.
		561,180
Environmental Control — 0.3%
Republic Services, Inc.
1.45%, 02/15/2031	170,000	146,503
Waste Management, Inc.
4.88%, 02/15/2034	1,226,000	1,211,295
		1,357,798
Food — 0.2%
Mars, Inc.
		969,460
Gas — 0.1%
East Ohio Gas Co.
2.00%, 06/15/2030*	229,000	204,717
NiSource, Inc.
2.95%, 09/01/2029	253,000	239,534
5.65%, 02/01/2045	89,000	83,590
		527,841
Health Care-Products — 0.1%
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	183,942
Boston Scientific Corp.
2.65%, 06/01/2030	312,000	288,101
		472,043
Health Care-Services — 0.4%
Adventist Health System
5.43%, 03/01/2032	568,000	572,475
Cigna Group
3.20%, 03/15/2040	102,000	77,202
HCA, Inc.
5.13%, 06/15/2039	419,000	387,933
Humana, Inc.
5.88%, 03/01/2033	284,000	288,797
Northwell Healthcare, Inc.
3.98%, 11/01/2046	33,000	24,744
4.26%, 11/01/2047	238,000	184,870
UnitedHealth Group, Inc.
5.00%, 04/15/2034	483,000	474,520
		2,010,541

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance — 1.1%
AIA Group, Ltd.
3.38%, 04/07/2030*	$586,000	$560,875
Aon Corp.
4.50%, 12/15/2028	439,000	436,985
Brown & Brown, Inc.
4.20%, 03/17/2032	493,000	463,115
5.55%, 06/23/2035	136,000	133,357
Fairfax Financial Holdings, Ltd.
5.63%, 08/16/2032	985,000	997,384
6.00%, 12/07/2033	26,000	26,722
Liberty Mutual Group, Inc.
3.95%, 10/15/2050*	250,000	177,749
Marsh & McLennan Cos., Inc.
4.95%, 03/15/2036	596,000	574,127
Metropolitan Life Global Funding I
3.30%, 03/21/2029*	1,046,000	1,008,530
Sammons Financial Group, Inc.
4.75%, 04/08/2032*	141,000	134,513
6.88%, 04/15/2034*	731,000	773,241
		5,286,598
Lodging — 0.2%
Las Vegas Sands Corp.
3.90%, 08/08/2029	200,000	192,763
Marriott International, Inc.
2.75%, 10/15/2033	368,000	314,312
2.85%, 04/15/2031	6,000	5,462
4.63%, 06/15/2030	452,000	446,862
		959,399
Machinery-Diversified — 0.1%
Westinghouse Air Brake Technologies Corp.
		467,345
Mining — 0.4%
Anglo American Capital PLC
2.63%, 09/10/2030*	1,034,000	942,028
3.88%, 03/16/2029*	200,000	195,435
5.63%, 04/01/2030*	422,000	429,358
Glencore Funding LLC
2.50%, 09/01/2030*	334,000	302,267
2.85%, 04/27/2031*	139,000	125,803
		1,994,891
Oil & Gas — 0.7%
BP Capital Markets America, Inc.
2.72%, 01/12/2032	961,000	856,538
Diamondback Energy, Inc.
5.40%, 04/18/2034	282,000	281,117
Eni SpA
4.75%, 09/12/2028*	762,000	763,176
EQT Corp.
5.75%, 02/01/2034	719,000	725,604
Marathon Petroleum Corp.
4.75%, 09/15/2044	220,000	185,003
Phillips 66
2.15%, 12/15/2030	592,000	527,387
Santos Finance, Ltd.
5.75%, 11/13/2035*	204,000	201,526
		3,540,351
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.2%
Bayer US Finance LLC
		844,542
Pipelines — 0.6%
Enbridge, Inc.
5.63%, 04/05/2034	$746,000	$754,855
Energy Transfer LP
5.75%, 02/15/2033	525,000	536,012
Plains All American Pipeline LP/PAA Finance Corp.
3.80%, 09/15/2030	429,000	409,402
5.70%, 09/15/2034	237,000	238,543
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	100,000	98,326
Spectra Energy Partners LP
3.38%, 10/15/2026	175,000	174,669
Targa Resources Corp.
4.20%, 02/01/2033	180,000	167,947
6.13%, 03/15/2033	535,000	555,608
		2,935,362
REITS — 0.8%
Boston Properties LP
2.55%, 04/01/2032	259,000	223,545
5.75%, 01/15/2035	728,000	722,656
Brixmor Operating Partnership LP
4.05%, 07/01/2030	385,000	371,611
4.13%, 05/15/2029	39,000	38,254
Crown Castle, Inc.
3.65%, 09/01/2027	507,000	501,874
Equinix, Inc.
1.80%, 07/15/2027	294,000	286,716
2.50%, 05/15/2031	393,000	347,673
GLP Capital LP/GLP Financing II, Inc.
5.30%, 01/15/2029	308,000	308,304
Public Storage Operating Co.
5.10%, 08/01/2033	910,000	906,226
Realty Income Corp.
3.25%, 01/15/2031	97,000	90,446
		3,797,305
Retail — 0.2%
Alimentation Couche-Tard, Inc.
3.44%, 05/13/2041*	524,000	402,636
Genuine Parts Co.
2.75%, 02/01/2032	802,000	696,961
		1,099,597
Software — 0.4%
Fiserv, Inc.
2.65%, 06/01/2030	136,000	124,129
Oracle Corp.
4.90%, 02/06/2033	170,000	156,386
5.20%, 09/26/2035	555,000	497,957
Roper Technologies, Inc.
2.00%, 06/30/2030	261,000	232,662
Salesforce, Inc.
5.20%, 03/15/2033	297,000	293,351
5.55%, 03/15/2036	297,000	289,614
6.40%, 03/15/2046	198,000	190,584
		1,784,683
Telecommunications — 0.6%
Rogers Communications, Inc.
3.80%, 03/15/2032	825,000	759,337

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Telecommunications (continued)
T-Mobile USA, Inc.
2.05%, 02/15/2028	$432,000	$415,076
4.50%, 04/15/2050	511,000	385,913
Verizon Communications, Inc.
3.15%, 03/22/2030	208,000	195,898
4.81%, 03/15/2039	372,000	334,274
Vodafone Group PLC
5.35%, 06/18/2036	477,000	461,574
5.63%, 02/10/2053	184,000	162,340
		2,714,412
Total Corporate Bonds & Notes (cost $64,491,479)		61,244,920
ASSET BACKED SECURITIES — 3.0%
Auto Loan Receivables — 0.4%
AmeriCredit Automobile Receivables Trust
Series 2025-1, Class A2A 4.22%, 03/19/2029*	85,438	85,420
ARI Fleet Lease Trust
Series 2023-B, Class A2 6.05%, 07/15/2032*	10,220	10,246
AutoNation Finance Trust
Series 2026-1A, Class A2 3.95%, 01/11/2029*	180,008	179,830
Chesapeake IV Funding DAC
Series 2026-1A, Class A2 4.26%, 12/15/2028*	160,000	159,810
CPS Auto Receivables Trust
Series 2026-B, Class A 4.35%, 02/15/2030*	254,927	254,845
Enterprise Fleet Financing LLC
Series 2026-1, Class A2 4.00%, 10/20/2028*	429,000	427,411
Series 2024-4, Class A2 4.69%, 07/20/2027*	49,079	49,141
Series 2023-3, Class A2 6.40%, 03/20/2030*	60,721	61,145
Hyundai Auto Lease Securitization Trust
Series 2025-B, Class A2A 4.58%, 09/15/2027*	152,575	152,739
Santander Drive Auto Receivables Trust
Series 2026-1, Class A2 4.04%, 03/15/2029	265,947	265,726
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2025-AA, Class A2 4.63%, 07/20/2027*	145,816	145,951
		1,792,264
Home Equity — 0.0%
Bayview Financial Revolving Asset Trust FRS
Series 2005-E, Class M1 5.46%, (TSFR1M+1.71%), 12/28/2040*	30,718	83,363
GMACM Home Equity Loan Trust VRS
Series 2006-HE3, Class A3 5.81%, 10/25/2036(2)	8,054	7,966
Home Equity Loan Trust VRS
Series 2005-HS2, Class AI3 3.42%, 12/25/2035(2)	11,437	200
		91,529
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 2.6%
Acore Issuer LLC FRS
Series 2026-FL1, Class AS 5.37%, (TSFR1M+1.70%), 08/20/2043*	$666,500	$666,499
ACRES Commercial Realty LLC FRS
Series 2026-FL4, Class A 5.12%, (TSFR1M+1.45%), 08/18/2044*	956,000	956,597
Arbor Realty Commercial Real Estate Notes FRS
Series 2026-FL1, Class A 5.17%, (TSFR1M+1.50%), 09/20/2043*	187,757	188,283
Bain Capital Credit CLO, Ltd. FRS
Series 2020-4A, Class A1RR 4.88%, (TSFR3M+1.15%), 10/20/2036*	293,336	292,739
Series 2020-4A, Class BRR 5.33%, (TSFR3M+1.60%), 10/20/2036*	1,000,000	1,001,049
BDS LLC FRS
Series 2026-FL17, Class A 5.02%, (TSFR1M+1.35%), 05/19/2043*	1,024,882	1,026,545
Series 2025-FL16, Class A 5.07%, (TSFR1M+1.40%), 06/19/2043*	1,012,377	1,014,786
Series 2026-FL18, Class AS 5.17%, (TSFR1M+1.50%), 02/19/2044*	717,905	718,128
Business Jet Securities LLC
Series 2026-1A, Class A 5.46%, 06/15/2041*	211,680	210,576
Series 2024-1A, Class A 6.20%, 05/15/2039*	137,624	138,872
Dell Equipment Finance Trust
Series 2026-1A, Class A2 4.24%, 07/24/2028*	228,000	227,849
Dryden 55 CLO, Ltd. FRS
Series 2018-55A, Class A1 5.03%, (TSFR3M+1.28%), 04/15/2031*	16,368	16,384
Dryden 86 CLO, Ltd. FRS
Series 2020-86A, Class BR2 5.35%, (TSFR3M+1.60%), 07/17/2034*	1,199,001	1,200,586
Magnetite XIX, Ltd. FRS
Series 2017-19A, Class B1RR 5.20%, (TSFR3M+1.45%), 04/17/2034*	250,000	250,041
MF1 LLC FRS
Series 2026-FL22, Class AS 5.27%, (TSFR1M+1.60%), 11/18/2043*	479,583	479,877
Neuberger Berman CLO XX, Ltd. FRS
Series 2015-20A, Class A1R3 4.90%, (TSFR3M+1.15%), 04/15/2039*	385,000	384,420
Oaktree CLO, Ltd. FRS
Series 2019-4AR, Class BR3 5.33%, (TSFR3M+1.60%), 07/20/2037*	600,105	600,057
Palmer Square CLO, Ltd. FRS
Series 2020-3A, Class A2R3 5.25%, (TSFR3M+1.60%), 11/15/2036*	903,333	903,550
Palmer Square Loan Funding, Ltd. FRS
Series 2024-3A, Class A2R 4.80%, (TSFR3M+1.15%), 08/08/2032*	1,108,526	1,107,388
Rockford Tower CLO, Ltd. FRS
Series 2020-1A, Class A2RR 5.03%, (TSFR3M+1.30%), 01/20/2036*	1,187,485	1,180,461
Voya, Ltd. FRS
Series 2012-4A, Class A2R3 5.46%, (TSFR3M+1.71%), 10/15/2030*	42,717	42,745
		12,607,432
Total Asset Backed Securities (cost $14,423,785)		14,491,225

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 5.7%
Commercial and Residential — 5.2%
Angel Oak Mtg. Trust
Series 2024-9, Class A1 5.14%, 09/25/2069*(3)	$236,896	$236,367
Series 2024-10, Class A1 5.35%, 10/25/2069*(3)	446,153	444,670
Series 2024-12, Class A1 5.65%, 10/25/2069*(3)	378,648	378,784
Angel Oak Mtg. Trust VRS
Series 2025-10, Class A1 4.96%, 09/25/2070*(2)	149,180	147,537
Series 2026-3, Class A1 5.51%, 06/25/2071*(2)	671,662	669,307
Arbor Realty Commercial Real Estate Notes LLC FRS
Series 2026-FL1, Class AS 5.42%, (TSFR1M+1.75%), 09/20/2043*	100,000	100,342
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class B 5.73%, (SOFR30A+2.10%), 01/15/2037*	1,098,000	1,098,000
ARDN 2025-ARCP Mtg. Trust FRS
Series 2025-ARCP, Class A 5.43%, (TSFR1M+1.75%), 06/15/2035*	906,000	906,848
AREIT Trust FRS
Series 2022-CRE6, Class B 5.47%, (SOFR30A+1.85%), 01/20/2037*	668,000	668,207
Aspire Mtg. Trust
Series 2026-3, Class A1 5.46%, 05/25/2066*(3)	760,079	757,196
BANK
Series 2026-BNK52, Class A5 5.59%, 05/15/2069	144,853	147,223
Series 2023-BNK46, Class A4 5.75%, 08/15/2056	426,152	436,329
BANK5
Series 2025-5YR17, Class A3 5.23%, 11/15/2058	433,525	435,239
Benchmark Mtg. Trust
Series 2025-V18, Class A3 5.18%, 10/15/2058	420,058	420,758
Benchmark Mtg. Trust VRS
Series 2023-V3, Class A3 6.36%, 07/15/2056(2)	30,512	31,165
BX Commercial Mtg. Trust FRS
Series 2025-BCAT, Class A 5.06%, (TSFR1M+1.38%), 08/15/2042*	384,731	385,452
Series 2026-LP3, Class A 5.06%, (TSFR1M+1.38%), 04/15/2043*	235,702	236,438
BX Trust FRS
Series 2026-CLS, Class A 5.08%, (TSFR1M+1.40%), 05/15/2043*	382,000	382,717
Series 2026-ORBT, Class B 5.23%, (TSFR1M+1.55%), 07/15/2043*	73,582	73,765
BXMT, Ltd. FRS
Series 2021-FL4, Class AS 5.34%, (TSFR1M+1.66%), 05/15/2038*	1,187,000	1,186,581
COLT Mtg. Loan Trust
Series 2024-5, Class A1 5.12%, 08/25/2069*(3)	271,121	269,625
Connecticut Avenue Securities Trust FRS
Series 2025-R02, Class 1A1 4.62%, (SOFR30A+1.00%), 02/25/2045*	125,035	125,113
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Dwight Issuer LLC FRS
Series 2025-FL1, Class A 5.33%, (TSFR1M+1.66%), 06/18/2042*	$676,000	$678,080
ELM Trust VRS
Series 2024-ELM, Class B10 6.00%, 06/10/2039*(2)	537,460	536,549
Greystone CRE Notes LLC FRS
Series 2025-FL4, Class AS 5.81%, (TSFR1M+2.14%), 01/15/2043*	125,500	125,844
JP Morgan Mtg. Trust VRS
Series 2026-NQM1, Class A1 4.75%, 06/25/2066*(2)	101,522	99,970
MF1 LLC FRS
Series 2025-FL19, Class A 5.16%, (TSFR1M+1.49%), 05/18/2042*	470,808	471,833
Series 2024-FL16, Class A 5.21%, (TSFR1M+1.54%), 11/18/2039*	1,096,998	1,098,706
Series 2026-FL21, Class AS 5.22%, (TSFR1M+1.55%), 02/18/2041*	520,546	520,734
Series 2025-FL17, Class AS 5.24%, (TSFR1M+1.57%), 02/18/2040*	951,968	951,965
Series 2025-FL20, Class AS 5.37%, (TSFR1M+1.70%), 02/18/2043*	975,000	978,018
MF1, Ltd. FRS
Series 2022-FL8, Class B 5.62%, (TSFR1M+1.95%), 02/19/2037*	486,092	486,856
Series 2024-FL15, Class AS 5.71%, (TSFR1M+2.04%), 08/18/2041*	541,000	542,871
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2017-C34, Class A4 3.54%, 11/15/2052	324,355	319,591
Morgan Stanley Residential Mtg. Loan Trust
Series 2025-NQM10, Class A1LC 5.24%, 11/25/2070*(3)	321,714	316,346
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2026-NQM1, Class A1 4.81%, 12/25/2070*(2)	163,349	160,725
Series 2026-NQM8, Class A1 5.51%, 06/25/2071*(2)	436,863	435,546
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(2)	472,097	491,631
MTN Commercial Mtg. Trust VRS
Series 2026-LPFX, Class A 4.99%, 05/15/2043*(2)	100,000	99,024
New Residential Mtg. Loan Trust VRS
Series 2026-NQM6, Class A1 5.29%, 05/25/2066*(2)	251,658	249,803
OBX Trust
Series 2024-NQM15, Class A1 5.32%, 10/25/2064*(3)	149,039	148,868
OBX Trust FRS
Series 2026-INV4, Class AF2 5.07%, (SOFR30A+1.45%), 05/25/2056*	429,627	430,198
OBX Trust VRS
Series 2025-NQM20, Class A1 5.02%, 10/25/2065*(2)	199,123	197,243
Series 2026-NQM8, Class A1 5.30%, 05/25/2066*(2)	135,814	135,210
Series 2025-NQM13, Class A1 5.44%, 05/25/2065*(2)	133,357	133,092
Series 2025-NQM1, Class A1 5.55%, 12/25/2064*(2)	210,638	210,582

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
PFP, Ltd. FRS
Series 2025-12, Class AS 5.41%, (TSFR1M+1.74%), 12/18/2042*	$663,000	$664,450
PLYM Commercial Mtg. Trust FRS
Series 2026-IND, Class A 4.93%, (TSFR1M+1.25%), 03/15/2043*	494,000	494,309
PMT Loan Trust FRS
Series 2026-INV2, Class A35 4.77%, (SOFR30A+1.15%), 01/25/2057*	631,472	626,584
Series 2026-CNF4, Class A23 4.97%, (SOFR30A+1.35%), 05/25/2057*	202,362	202,557
Series 2026-INV4, Class A36 5.07%, (SOFR30A+1.45%), 03/25/2057*	279,281	279,231
PRM Trust VRS
Series 2025-PRM6, Class A 4.48%, 07/05/2033*(2)	348,143	343,830
Provident Funding Mtg. Trust VRS
Series 2025-2, Class A4 5.50%, 06/25/2055*(2)	428,464	427,164
Rate Mtg. Trust FRS
Series 2025-J3, Class A27 5.17%, (SOFR30A+1.55%), 11/25/2055*	605,202	606,972
Sequoia Mtg. Trust VRS
Series 2026-MED2, Class A1A 5.61%, 08/25/2056*(2)	413,278	410,864
TRTX Issuer, Ltd. FRS
Series 2025-FL7, Class A 5.12%, (TSFR1M+1.45%), 06/18/2043*	1,060,751	1,064,004
Verus Securitization Trust VRS
Series 2025-9, Class A1 4.94%, 10/27/2070*(2)	98,941	97,790
Series 2024-8, Class A1 5.36%, 10/25/2069*(2)	96,165	96,140
		24,670,843
U.S. Government Agency — 0.5%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K071, Class XAM 0.20%, 11/25/2027(2)(4)	3,192,000	8,044
Series K070, Class XAM 0.25%, 12/25/2027(2)(4)	1,984,000	6,658
Series K071, Class X1 0.27%, 11/25/2027(2)(4)	2,100,800	6,271
Series K069, Class XAM 0.28%, 09/25/2027(2)(4)	2,042,000	8,255
Series K154, Class X1 0.28%, 11/25/2032(2)(4)	1,548,731	19,568
Series K072, Class XAM 0.29%, 12/25/2027(2)(4)	2,208,000	9,603
Series K070, Class X1 0.31%, 11/25/2027(2)(4)	1,896,335	6,024
Series K127, Class X1 0.31%, 01/25/2031(2)(4)	1,100,624	11,787
Series K068, Class XAM 0.33%, 08/25/2027(2)(4)	1,898,000	7,082
Series K072, Class X1 0.35%, 12/25/2027(2)(4)	3,155,768	14,454
Series K134, Class XAM 0.35%, 11/25/2031(2)(4)	1,708,147	28,122
Series K068, Class X1 0.40%, 08/25/2027(2)(4)	1,182,212	4,400
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Series K128, Class X1 0.50%, 03/25/2031(2)(4)	$888,591	$16,842
Series K132, Class X1 0.50%, 08/25/2031(2)(4)	351,195	7,532
Series K137, Class XAM 0.50%, 12/25/2031(2)(4)	1,554,125	35,138
Series K133, Class XAM 0.54%, 09/25/2031(2)(4)	1,156,618	28,099
Series K067, Class X1 0.56%, 07/25/2027(2)(4)	2,170,734	8,028
Series K136, Class XAM 0.57%, 12/25/2031(2)(4)	2,614,411	66,363
Series K066, Class XAM 0.63%, 06/25/2027(2)(4)	2,696,000	17,090
Series K066, Class X1 0.72%, 06/25/2027(2)(4)	803,741	3,102
Series K128, Class XAM 0.73%, 03/25/2031(2)(4)	386,416	11,961
Series K125, Class XAM 0.78%, 01/25/2031(2)(4)	463,094	14,840
Series K132, Class XAM 0.85%, 09/25/2031(2)(4)	334,404	12,731
Series K124, Class XAM 0.93%, 01/25/2031(2)(4)	313,326	11,493
Series K131, Class XAM 0.94%, 07/25/2031(2)(4)	261,462	10,979
Series K097, Class X1 1.08%, 07/25/2029(2)(4)	156,982	4,313
Series K122, Class XAM 1.08%, 11/25/2030(2)(4)	283,086	11,706
Series K098, Class X1 1.13%, 08/25/2029(2)(4)	995,949	28,770
Series K118, Class XAM 1.17%, 09/25/2030(2)(4)	160,069	6,865
Series K129, Class XAM 1.21%, 05/25/2031(2)(4)	173,114	8,751
Series K114, Class XAM 1.34%, 06/25/2030(2)(4)	272,251	12,562
Series K116, Class XAM 1.60%, 08/25/2030(2)(4)	246,234	13,938
Series K112, Class XAM 1.67%, 05/25/2030(2)(4)	267,239	15,526
Series K109, Class XAM 1.80%, 04/25/2030(2)(4)	200,000	11,955
Series K111, Class XAM 1.80%, 05/25/2030(2)(4)	678,770	41,550
Series K110, Class XAM 1.84%, 04/25/2030(2)(4)	547,569	33,240
Federal Home Loan Mtg. Corp. REMIC
Series 4182, Class QI 3.00%, 02/15/2033(4)	18,918	782
Series 4474, Class HJ 3.00%, 07/15/2039	13,437	12,723
Series 4471, Class PI 4.50%, 12/15/2040(4)	2,082	189
Series 3629, Class CZ 5.00%, 01/15/2040	18,808	18,744
Series 3845, Class AI 5.50%, 02/15/2036(4)	6,513	979
Federal Home Loan Mtg. Corp. SCRT
Series 2019-4, Class MV 3.00%, 02/25/2059	54,310	47,386

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Series 2019-3, Class MV 3.50%, 10/25/2058	$50,598	$47,170
Federal National Mtg. Assoc. REMIC
Series 2016-19, Class AD 2.00%, 04/25/2046	18,759	17,258
Series 2013-1, Class YI 3.00%, 02/25/2033(4)	22,198	1,491
Series 2010-43, Class AH 3.25%, 05/25/2040	8,441	7,843
Series 2010-113, Class GB 4.00%, 10/25/2040	12,723	12,436
Series 2016-40, Class IQ 4.00%, 07/25/2046(4)	40,401	7,101
Federal National Mtg. Assoc. REMIC FRS
Series 2023-53, Class FG 5.52%, (SOFR30A+1.90%), 11/25/2053	241,572	249,052
Government National Mtg. Assoc. FRS
Series 2026-30, Class FN 4.35%, (SOFR30A+0.73%), 02/20/2056	450,793	450,035
Series 2026-26, Class GF 4.42%, (SOFR30A+0.80%), 02/20/2066	365,999	364,711
Series 2025-156, Class LF 4.47%, (SOFR30A+0.85%), 09/20/2065	257,015	256,948
Government National Mtg. Assoc. REMIC
Series 2011-123, Class MA 4.00%, 07/20/2041	20,730	19,952
Series 2012-12, Class KN 4.50%, 09/20/2041	13,400	13,245
Government National Mtg. Assoc. REMIC FRS
Series 2023-40, Class FX 3.88%, (TSFR1M+0.21%), 09/20/2041	120,998	117,837
Series 2023-183, Class FM 4.82%, (SOFR30A+1.20%), 12/20/2053	273,977	275,944
		2,485,468
Total Collateralized Mortgage Obligations (cost $27,268,052)		27,156,311
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 16.6%
U.S. Government — 8.4%
United States Treasury Bonds
2.25%, 08/15/2046 to 02/15/2052	12,800,000	7,788,891
2.38%, 02/15/2042	3,300,000	2,312,836
2.50%, 02/15/2045	3,429,000	2,297,430
4.00%, 11/15/2052	1,674,000	1,363,525
4.25%, 02/15/2054	2,850,000	2,419,828
4.50%, 11/15/2054	4,700,000	4,163,355
4.63%, 11/15/2055	600,000	543,000
4.75%, 11/15/2053 to 08/15/2055	2,180,000	2,009,601
4.88%, 08/15/2045	300,000	285,891
United States Treasury Notes
4.00%, 11/15/2035	4,200,000	3,981,469
4.25%, 06/30/2029(5)	8,300,000	8,279,574
4.25%, 11/15/2034	4,980,000	4,844,412
		40,289,812
U.S. Government Agency — 8.2%
Federal Home Loan Mtg. Corp.
1.50%, 12/01/2050 to 06/01/2051	659,903	493,109
2.00%, 02/01/2042 to 05/01/2052	839,424	679,143
2.50%, 04/01/2048 to 09/01/2052	3,846,952	3,156,184
3.00%, 01/01/2038 to 07/01/2052	2,594,541	2,261,850
3.50%, 11/01/2037 to 05/01/2052	696,348	639,841
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
4.00%, 08/01/2037 to 05/01/2052	$401,376	$378,266
4.50%, 04/01/2035 to 10/01/2052	712,503	676,771
5.00%, 09/01/2033 to 06/01/2053	1,269,977	1,238,317
5.50%, 12/01/2033 to 10/01/2053	495,098	494,762
6.00%, 04/01/2034 to 02/01/2055	1,211,172	1,228,822
6.50%, 05/01/2034 to 11/01/2054	170,495	176,782
Federal National Mtg. Assoc.
1.50%, 02/01/2042 to 04/01/2052	355,363	266,542
2.00%, 02/01/2042 to 03/01/2052	2,233,568	1,822,451
2.50%, 11/01/2031 to 06/01/2052	4,265,254	3,577,772
3.00%, 11/01/2028 to 07/01/2052	2,599,055	2,248,029
3.50%, 04/01/2038 to 08/01/2046	1,817,515	1,669,567
4.00%, 09/01/2040 to 01/01/2056	1,276,550	1,201,251
4.50%, 08/01/2033 to 09/01/2052	580,402	562,339
5.00%, 11/01/2033 to 07/01/2053	300,936	295,732
5.50%, 02/01/2033 to 05/01/2055	1,556,499	1,554,069
6.00%, 04/01/2034 to 03/01/2054	690,462	702,883
6.50%, 06/01/2031 to 01/01/2054	572,311	590,606
Government National Mtg. Assoc.
2.00%, 01/20/2052 to 04/20/2052	1,844,127	1,479,484
2.50%, 08/20/2051 to 04/20/2052	1,730,469	1,445,736
3.00%, 04/20/2045 to 11/20/2052	1,747,580	1,524,984
3.50%, 12/15/2041 to 03/20/2048	599,957	543,329
4.00%, 01/20/2041 to 10/20/2052	820,441	757,238
4.50%, 07/20/2033 to 12/20/2052	1,832,183	1,737,410
5.00%, 07/20/2033 to 10/20/2054	1,415,678	1,376,233
5.50%, 11/15/2032 to 03/20/2055	1,253,930	1,249,638
6.00%, 09/15/2032 to 01/15/2038	132,220	135,224
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	975,000	759,281
5.00%, August 30 TBA	400,000	385,986
5.50%, August 30 TBA	575,000	569,023
6.00%, August 30 TBA	1,675,000	1,693,445
		39,572,099
Total U.S. Government & Agency Obligations (cost $86,890,248)		79,861,911
MUNICIPAL SECURITIES — 0.4%
Florida State Board of Administration Finance Corp. Revenue Bonds
2.15%, 07/01/2030	211,000	191,574
Massachusetts Educational Financing Authority Revenue Bonds
6.35%, 07/01/2049	615,000	627,830
New Jersey Turnpike Authority Revenue Bonds
7.41%, 01/01/2040	675,000	770,674
Rhode Island Student Loan Authority Revenue Bonds
6.08%, 12/01/2042	390,000	392,997
Total Municipal Securities (cost $1,918,616)		1,983,075
Total Long-Term Investment Securities (cost $422,973,861)		474,145,504

SunAmerica Series Trust SA MFS Total Return Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 1.7%
Sovereign — 1.7%
Federal Home Loan Bank Disc. Notes
3.51%, 08/03/2026 (cost $8,125,415)	$8,127,000	$8,124,565
TOTAL INVESTMENTS (cost $431,099,276)(6)	100.6%	482,270,069
Other assets less liabilities	(0.6)	(2,655,640)
NET ASSETS	100.0%	$479,614,429

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA MFS Total Return Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $51,295,027 representing 10.7% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(3)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2026.
(4)	Interest Only
(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(6)	See Note 4 for cost of investments on a tax basis.

DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SCRT—Structured Credit Risk Transfer
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
58	Long	U.S. Treasury 2 Year Notes	September 2026	$11,956,360	$11,925,344	$(31,016)
73	Long	U.S. Treasury 5 Year Notes	September 2026	7,787,590	7,736,289	(51,301)
4	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	444,140	438,813	(5,327)
11	Long	U.S. Treasury Ultra Bonds	September 2026	1,240,691	1,206,562	(34,129)
						$(121,773)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Beverages	$2,531,541	$1,878,246	$—	$4,409,787
Electric	11,584,118	3,648,481	—	15,232,599
Hand/Machine Tools	—	1,105,815	—	1,105,815
Household Products/Wares	2,368,836	2,738,836	—	5,107,672
Mining	—	1,092,970	—	1,092,970
Other Industries	259,348,646	—	—	259,348,646
Convertible Preferred Stocks	3,110,573	—	—	3,110,573
Corporate Bonds & Notes	—	61,244,920	—	61,244,920
Asset Backed Securities	—	14,491,225	—	14,491,225
Collateralized Mortgage Obligations	—	27,156,311	—	27,156,311
U.S. Government & Agency Obligations	—	79,861,911	—	79,861,911
Municipal Securities	—	1,983,075	—	1,983,075
Short-Term Investments	—	8,124,565	—	8,124,565
Total Investments at Value	$278,943,714	$203,326,355	$—	$482,270,069
LIABILITIES:
Other Financial Instruments:
Futures Contracts	$121,773	$—	$—	$121,773

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
See Notes to Financial Statements

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.5%
Aerospace/Defense — 2.5%
AeroVironment, Inc.†	4,683	$699,500
ATI, Inc.†	19,687	3,690,131
Curtiss-Wright Corp.	5,329	3,858,196
Hexcel Corp.	10,881	1,120,199
Kratos Defense & Security Solutions, Inc.†	27,174	1,266,308
Moog, Inc., Class A	4,121	1,606,572
StandardAero, Inc.†	27,330	801,042
		13,041,948
Agriculture — 0.3%
Darling Ingredients, Inc.†	23,030	1,396,539
Airlines — 0.4%
Alaska Air Group, Inc.†	16,074	762,711
American Airlines Group, Inc.†	95,842	1,463,508
		2,226,219
Apparel — 0.5%
Capri Holdings, Ltd.†	17,631	280,862
Columbia Sportswear Co.	3,569	211,927
Crocs, Inc.†	7,216	923,720
PVH Corp.	6,683	579,149
VF Corp.	47,727	683,451
		2,679,109
Auto Parts & Equipment — 1.3%
Allison Transmission Holdings, Inc.	11,964	1,370,357
Autoliv, Inc.	10,002	1,231,946
BorgWarner, Inc.	29,723	1,894,544
Gentex Corp.	30,720	717,619
Lear Corp.	7,259	948,316
Visteon Corp.	3,858	403,315
		6,566,097
Banks — 6.2%
Associated Banc-Corp.	23,723	732,566
Bank OZK	14,902	764,473
Columbia Banking System, Inc.	41,950	1,311,776
Commerce Bancshares, Inc.	19,687	1,166,848
Cullen/Frost Bankers, Inc.	9,055	1,506,209
East West Bancorp, Inc.	19,762	2,588,822
First Financial Bankshares, Inc.	18,805	660,808
First Horizon Corp.	68,375	1,753,135
Flagstar Bank N.A.	43,103	612,925
FNB Corp.	51,350	970,515
Glacier Bancorp, Inc.	18,586	916,104
Hancock Whitney Corp.	11,763	905,751
Home BancShares, Inc.	26,959	837,616
International Bancshares Corp.	7,835	599,691
Old National Bancorp	49,544	1,319,852
Pinnacle Financial Partners, Inc.	21,688	2,282,228
Prosperity Bancshares, Inc.	17,073	1,278,256
SouthState Bank Corp.	14,153	1,487,339
Texas Capital Bancshares, Inc.	6,272	619,987
UMB Financial Corp.	10,350	1,508,305
United Bankshares, Inc.	19,938	965,996
Valley National Bancorp	68,745	982,366
Webster Financial Corp.	23,344	1,802,624
Western Alliance Bancorp	14,771	1,188,918
Wintrust Financial Corp.	9,774	1,559,344
Zions Bancorp NA	21,315	1,485,655
		31,808,109
Security Description	Shares or Principal Amount	Value

Beverages — 0.5%
Boston Beer Co., Inc., Class A†	1,063	$194,742
Celsius Holdings, Inc.†	23,016	672,297
Coca-Cola Consolidated, Inc.	8,190	1,538,901
		2,405,940
Biotechnology — 3.9%
Arrowhead Pharmaceuticals, Inc.†	20,295	1,717,972
BioMarin Pharmaceutical, Inc.†	28,009	1,681,100
Bio-Rad Laboratories, Inc., Class A†	2,616	851,456
Cytokinetics, Inc.†	19,675	1,517,533
Exelixis, Inc.†	36,236	1,921,595
Halozyme Therapeutics, Inc.†	17,188	1,418,697
Illumina, Inc.†	21,826	4,476,513
Krystal Biotech, Inc.†	3,800	1,296,256
Roivant Sciences, Ltd.†	65,042	2,205,574
United Therapeutics Corp.†	6,123	3,169,938
		20,256,634
Building Materials — 2.3%
AAON, Inc.	9,808	873,500
Carlisle Cos., Inc.	5,850	2,105,532
Eagle Materials, Inc.	4,534	929,198
Fortune Brands Innovations, Inc.	17,323	853,331
Knife River Corp.†	8,236	602,628
Louisiana-Pacific Corp.	9,213	667,298
Owens Corning	11,669	1,620,824
Simpson Manufacturing Co., Inc.	5,974	1,121,559
SPX Technologies, Inc.†	7,255	1,593,343
Trex Co., Inc.†	14,973	649,229
UFP Industries, Inc.	8,148	706,758
		11,723,200
Chemicals — 1.4%
Ashland, Inc.	6,595	478,863
Axalta Coating Systems, Ltd.†	30,873	1,105,562
Cabot Corp.	7,432	654,165
NewMarket Corp.	1,106	940,277
Olin Corp.	16,559	306,507
RPM International, Inc.	18,494	1,980,153
Solstice Advanced Materials, Inc.	22,890	1,377,291
Westlake Corp.	4,820	339,810
		7,182,628
Commercial Services — 3.5%
API Group Corp.†	55,607	2,206,486
Avis Budget Group, Inc.†	2,454	337,278
Booz Allen Hamilton Holding Corp.	17,396	1,212,849
Brink's Co.	5,968	706,910
Euronet Worldwide, Inc.†	5,125	365,566
FTI Consulting, Inc.†	4,253	677,843
Graham Holdings Co., Class B	484	582,513
Grand Canyon Education, Inc.†	3,818	554,908
H&R Block, Inc.	18,408	810,504
Morningstar, Inc.	3,207	617,572
Paylocity Holding Corp.†	6,296	868,187
Service Corp. International	19,993	1,723,197
Shift4 Payments, Inc., Class A†	8,504	450,712
Toast, Inc., Class A†	68,044	2,195,780
TransUnion	27,801	2,185,715
UL Solutions, Inc., Class A	11,224	1,028,567
Valvoline, Inc.†	18,395	706,552
WEX, Inc.†	5,051	944,335
		18,175,474

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers — 2.7%
CACI International, Inc., Class A†	3,201	$1,593,298
Crane NXT Co.	7,091	368,377
Everpure, Inc., Class A†	45,519	3,512,701
ExlService Holdings, Inc.†	22,272	755,689
Genpact, Ltd.	22,836	803,142
KBR, Inc.	18,379	672,855
Kyndryl Holdings, Inc.†	32,822	444,738
Maximus, Inc.	7,607	458,322
Okta, Inc.†	24,186	3,432,719
Parsons Corp.†	7,727	341,611
Qualys, Inc.†	5,072	734,172
Science Applications International Corp.	6,216	728,080
		13,845,704
Cosmetics/Personal Care — 0.1%
e.l.f. Beauty, Inc.†	8,575	710,782
Distribution/Wholesale — 1.6%
Core & Main, Inc., Class A†	27,141	1,193,390
RB Global, Inc.	26,875	2,949,262
Watsco, Inc.	5,072	1,568,770
WESCO International, Inc.	7,026	2,413,361
		8,124,783
Diversified Financial Services — 2.6%
Affiliated Managers Group, Inc.	3,827	1,403,476
Ally Financial, Inc.	40,238	1,743,512
Evercore, Inc., Class A	5,580	1,788,725
Federated Hermes, Inc.	10,566	633,537
Hamilton Lane, Inc., Class A	5,963	530,170
Houlihan Lokey, Inc.	7,822	981,583
Jefferies Financial Group, Inc.	23,750	1,296,750
SEI Investments Co.	13,169	1,356,144
SLM Corp.	27,189	706,778
Stifel Financial Corp.	22,230	1,843,089
Voya Financial, Inc.	13,139	1,306,411
		13,590,175
Electric — 1.7%
Black Hills Corp.	10,982	782,028
IDACORP., Inc.	8,046	1,149,854
Northwestern Energy Group, Inc.	8,916	612,886
OGE Energy Corp.	29,906	1,416,049
Ormat Technologies, Inc.	8,865	865,047
Portland General Electric Co.	16,695	823,564
Talen Energy Corp.†	6,548	2,187,687
TXNM Energy, Inc.	14,438	836,249
		8,673,364
Electrical Components & Equipment — 1.2%
Acuity, Inc.	4,364	1,433,094
Belden, Inc.	5,648	700,634
EnerSys	5,316	989,042
Littelfuse, Inc.	3,665	1,620,407
Novanta, Inc.†	5,171	737,126
Universal Display Corp.	6,333	507,653
		5,987,956
Electronics — 3.7%
Advanced Energy Industries, Inc.	5,511	1,595,545
Arrow Electronics, Inc.†	7,376	1,597,420
Avnet, Inc.	11,832	1,051,155
nVent Electric PLC	23,329	3,588,700
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Sanmina Corp.†	7,767	$1,441,245
Sensata Technologies Holding PLC	21,075	975,562
TD SYNNEX Corp.	10,785	2,757,724
TTM Technologies, Inc.†	14,977	1,728,945
Vicor Corp.†	3,393	703,606
Vontier Corp.	20,447	656,962
Woodward, Inc.	8,595	3,100,646
		19,197,510
Energy-Alternate Sources — 0.4%
Nextpower, Inc., Class A†	21,417	1,924,746
Engineering & Construction — 2.0%
AECOM	18,664	1,351,087
Dycom Industries, Inc.†	4,350	1,744,654
Exponent, Inc.	7,028	469,822
Fluor Corp.†	20,148	1,010,825
IES Holdings, Inc.†	1,273	947,799
MasTec, Inc.†	8,888	2,338,433
Sterling Infrastructure, Inc.†	4,427	2,641,901
		10,504,521
Entertainment — 0.4%
Churchill Downs, Inc.	9,615	810,545
Vail Resorts, Inc.	5,174	772,892
Warner Music Group Corp., Class A	21,015	545,549
		2,128,986
Environmental Control — 0.7%
Clean Harbors, Inc.†	7,164	2,241,472
Tetra Tech, Inc.	37,688	1,249,734
		3,491,206
Food — 1.8%
Albertsons Cos., Inc., Class A	51,364	594,795
Ingredion, Inc.	9,157	910,755
Marzetti Co.	2,899	309,816
Performance Food Group Co.†	22,661	2,592,192
Pilgrim's Pride Corp.	6,288	172,040
Post Holdings, Inc.†	5,804	530,544
Sprouts Farmers Market, Inc.†	13,657	1,190,344
US Foods Holding Corp.†	31,768	3,195,543
		9,496,029
Food Service — 0.4%
Aramark	37,922	2,160,416
Gas — 1.0%
National Fuel Gas Co.	13,709	1,128,388
New Jersey Resources Corp.	14,615	846,062
ONE Gas, Inc.	9,143	709,954
Southwest Gas Holdings, Inc.	9,333	834,370
Spire, Inc.	8,576	684,879
UGI Corp.	30,928	1,117,120
		5,320,773
Hand/Machine Tools — 0.6%
Lincoln Electric Holdings, Inc.	7,939	2,074,540
MSA Safety, Inc.	5,270	1,002,723
		3,077,263
Health Care-Products — 1.9%
Avantor, Inc.†	98,938	1,363,366
Bruker Corp.	16,030	1,007,325
Dentsply Sirona, Inc.	29,072	388,693

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Products (continued)
Envista Holdings Corp.†	23,592	$644,297
Globus Medical, Inc., Class A†	16,421	1,293,810
Haemonetics Corp.†	6,795	581,244
Lantheus Holdings, Inc.†	9,392	935,819
LivaNova PLC†	7,977	639,277
Penumbra, Inc.†	5,699	1,830,462
Repligen Corp.†	7,684	1,083,521
		9,767,814
Health Care-Services — 2.8%
BrightSpring Health Services, Inc.†	22,817	1,362,403
Chemed Corp.	1,915	1,019,259
Encompass Health Corp.	14,375	1,596,631
Ensign Group, Inc.	8,355	1,488,527
HealthEquity, Inc.†	12,242	1,231,668
Medpace Holdings, Inc.†	3,270	1,887,150
Molina Healthcare, Inc.†	7,532	1,473,410
Option Care Health, Inc.†	22,669	522,067
Sotera Health Co.†	38,376	685,395
Tenet Healthcare Corp.†	12,426	3,165,896
		14,432,406
Home Builders — 0.6%
KB Home	9,004	494,950
Thor Industries, Inc.	7,612	570,671
Toll Brothers, Inc.	13,654	1,991,982
		3,057,603
Home Furnishings — 0.9%
Dolby Laboratories, Inc., Class A	8,681	510,530
SharkNinja, Inc.†	10,254	1,658,789
Somnigroup International, Inc.	30,333	1,981,655
Whirlpool Corp.	9,542	357,825
		4,508,799
Housewares — 0.1%
Scotts Miracle-Gro Co.	6,425	421,994
Insurance — 4.4%
American Financial Group, Inc.	9,993	1,416,208
Brighthouse Financial, Inc.†	8,236	509,891
CNO Financial Group, Inc.	13,527	745,202
Equitable Holdings, Inc.	40,570	1,933,160
Essent Group, Ltd.	13,352	880,698
Fidelity National Financial, Inc.	36,498	1,882,932
First American Financial Corp.	14,798	1,109,702
Hanover Insurance Group, Inc.	5,047	1,174,084
Kinsale Capital Group, Inc.	3,161	1,126,644
MGIC Investment Corp.	30,647	920,636
Old Republic International Corp.	32,290	1,395,251
Primerica, Inc.	4,494	1,437,900
Reinsurance Group of America, Inc.	9,450	2,238,232
RenaissanceRe Holdings, Ltd.	6,150	1,967,877
RLI Corp.	13,304	814,737
Ryan Specialty Holdings, Inc.	16,472	727,404
Selective Insurance Group, Inc.	8,694	824,104
Unum Group	21,301	1,834,229
		22,938,891
Internet — 1.4%
Chewy, Inc., Class A†	34,650	783,090
Hims & Hers Health, Inc.†	30,710	852,817
Maplebear, Inc.†	23,733	1,058,492
Security Description	Shares or Principal Amount	Value

Internet (continued)
Pinterest, Inc., Class A†	69,811	$1,676,162
Roku, Inc.†	18,925	2,744,314
		7,114,875
Iron/Steel — 1.7%
Carpenter Technology Corp.	7,167	3,724,403
Cleveland-Cliffs, Inc.†	82,834	954,248
Commercial Metals Co.	15,996	1,099,245
Reliance, Inc.	7,364	2,990,520
		8,768,416
Leisure Time — 0.6%
Brunswick Corp.	9,435	745,365
Harley-Davidson, Inc.	15,232	373,793
Planet Fitness, Inc., Class A†	11,544	645,425
Polaris, Inc.	7,880	528,590
YETI Holdings, Inc.†	11,038	540,200
		2,833,373
Lodging — 0.8%
Boyd Gaming Corp.	7,928	674,356
Choice Hotels International, Inc.	2,952	329,118
Hilton Grand Vacations, Inc.†	8,720	402,341
Hyatt Hotels Corp., Class A	5,946	1,034,961
Travel & Leisure Co.	8,996	683,876
Wyndham Hotels & Resorts, Inc.	10,871	813,803
		3,938,455
Machinery-Construction & Mining — 0.9%
BWX Technologies, Inc.	13,216	2,229,539
Oshkosh Corp.	8,984	1,279,412
Terex Corp.	16,474	1,035,226
		4,544,177
Machinery-Diversified — 3.2%
AGCO Corp.	8,670	885,727
Applied Industrial Technologies, Inc.	5,356	1,848,945
CNH Industrial NV	126,878	1,300,499
Cognex Corp.	24,116	1,573,328
Crane Co.	7,113	1,518,341
ESAB Corp.	8,311	719,151
Flowserve Corp.	18,409	1,398,900
Graco, Inc.	23,910	1,897,976
Middleby Corp.†	6,001	801,613
Regal Rexnord Corp.	9,647	1,979,854
Toro Co.	14,047	1,290,498
Watts Water Technologies, Inc., Class A	3,959	1,368,983
		16,583,815
Media — 0.6%
New York Times Co., Class A	23,342	1,748,082
Nexstar Media Group, Inc.	4,137	788,223
Sirius XM Holdings, Inc.	27,193	805,457
		3,341,762
Metal Fabricate/Hardware — 1.7%
Advanced Drainage Systems, Inc.	10,385	1,438,115
Mueller Industries, Inc.	31,881	2,117,217
RBC Bearings, Inc.†	4,550	2,508,461
Timken Co.	9,111	1,253,218
Valmont Industries, Inc.	2,813	1,355,022
		8,672,033

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining — 1.6%
Alcoa Corp.	38,240	$1,730,742
Coeur Mining, Inc.	149,234	2,225,079
Hecla Mining Co.	97,193	1,372,365
MP Materials Corp.†	19,517	807,418
Royal Gold, Inc.	11,753	2,331,208
		8,466,812
Miscellaneous Manufacturing — 1.3%
Avient Corp.	13,153	477,717
Donaldson Co., Inc.	16,783	1,581,630
Fabrinet†	5,169	2,250,634
ITT, Inc.	12,896	2,527,358
		6,837,339
Oil & Gas — 3.3%
Antero Resources Corp.†	42,654	1,541,516
Chord Energy Corp.	8,121	1,140,026
CNX Resources Corp.†	20,534	735,117
HF Sinclair Corp.	22,091	2,020,664
Matador Resources Co.	16,915	843,889
Murphy Oil Corp.	19,438	772,466
Ovintiv, Inc.	39,728	2,481,411
PBF Energy, Inc., Class A	12,242	884,852
Permian Resources Corp., Class A	113,537	2,419,473
Range Resources Corp.	33,949	1,362,713
Valaris, Ltd.†	9,291	735,754
Viper Energy, Inc., Class A	28,144	1,255,504
Weatherford International PLC	10,445	916,967
		17,110,352
Oil & Gas Services — 1.0%
NOV, Inc.	51,772	1,005,930
TechnipFMC PLC	57,515	4,121,525
		5,127,455
Packaging & Containers — 1.0%
AptarGroup, Inc.	9,268	1,241,541
Crown Holdings, Inc.	16,012	1,887,014
Graphic Packaging Holding Co.	42,683	457,989
Greif, Inc., Class A	3,604	311,926
Silgan Holdings, Inc.	12,626	504,788
Sonoco Products Co.	14,262	803,806
		5,207,064
Pharmaceuticals — 1.3%
Elanco Animal Health, Inc.†	72,375	1,908,529
Jazz Pharmaceuticals PLC†	9,050	2,288,383
Neurocrine Biosciences, Inc.†	14,505	2,419,434
		6,616,346
Pipelines — 0.6%
Antero Midstream Corp.	47,963	1,053,747
DT Midstream, Inc.	14,710	2,029,980
		3,083,727
Private Equity — 0.3%
Carlyle Group, Inc.	37,558	1,728,419
Real Estate — 0.5%
Jones Lang LaSalle, Inc.†	6,691	2,375,506
REITS — 7.1%
Agree Realty Corp.	17,377	1,351,931
American Healthcare REIT, Inc.	27,927	1,552,741
Security Description	Shares or Principal Amount	Value

REITS (continued)
American Homes 4 Rent, Class A	45,903	$1,534,078
Annaly Capital Management, Inc.	105,707	2,401,663
Brixmor Property Group, Inc.	44,238	1,393,939
CareTrust REIT, Inc.	34,062	1,428,560
COPT Defense Properties	16,348	620,570
Cousins Properties, Inc.	23,736	748,871
CubeSmart	32,810	1,360,303
EastGroup Properties, Inc.	7,777	1,625,471
EPR Properties	10,996	682,522
Equity LifeStyle Properties, Inc.	28,104	1,828,727
First Industrial Realty Trust, Inc.	19,098	1,257,412
Gaming & Leisure Properties, Inc.	41,042	1,838,271
Healthcare Realty Trust, Inc.	49,988	1,050,248
Independence Realty Trust, Inc.	34,306	570,509
Kilroy Realty Corp.	15,605	605,786
Kite Realty Group Trust	29,418	841,943
Lamar Advertising Co., Class A	12,549	2,007,338
NNN REIT, Inc.	27,569	1,310,079
Omega Healthcare Investors, Inc.	42,950	2,174,558
Park Hotels & Resorts, Inc.	29,149	438,984
Rayonier, Inc.	40,180	875,120
Rexford Industrial Realty, Inc.	32,453	1,225,750
Sabra Health Care REIT, Inc.	36,545	773,658
STAG Industrial, Inc.	27,766	1,062,327
Starwood Property Trust, Inc.	50,489	806,814
Vornado Realty Trust	22,945	903,804
WP Carey, Inc.	32,131	2,364,842
		36,636,819
Retail — 4.9%
Abercrombie & Fitch Co., Class A†	6,524	649,399
AutoNation, Inc.†	3,619	768,676
Bath & Body Works, Inc.	29,205	587,605
BJ's Wholesale Club Holdings, Inc.†	18,504	1,809,321
Burlington Stores, Inc.†	9,064	3,339,903
Cava Group, Inc.†	14,442	942,052
Dick's Sporting Goods, Inc.	9,546	1,870,157
Dutch Bros, Inc., Class A†	18,528	1,219,698
FirstCash Holdings, Inc.	5,590	1,140,416
Five Below, Inc.†	7,977	1,732,046
Floor & Decor Holdings, Inc., Class A†	15,697	903,676
GameStop Corp., Class A†	59,903	1,301,093
Gap, Inc.	31,999	642,860
Lithia Motors, Inc.	3,290	1,268,032
Macy's, Inc.	38,299	950,581
MSC Industrial Direct Co., Inc., Class A	6,630	818,142
Murphy USA, Inc.	2,424	1,473,210
Ollie's Bargain Outlet Holdings, Inc.†	8,799	646,462
Penske Automotive Group, Inc.	2,665	579,131
QXO, Inc.†	7	97
RH†	2,230	369,110
Texas Roadhouse, Inc.	9,525	1,956,816
Wingstop, Inc.	3,905	505,658
		25,474,141
Semiconductors — 4.2%
Allegro MicroSystems, Inc.†	17,990	746,585
Amkor Technology, Inc.	16,448	820,262
Cirrus Logic, Inc.†	7,358	951,757
Entegris, Inc.	21,999	2,618,981
IPG Photonics Corp.†	3,694	314,212
Lattice Semiconductor Corp.†	19,764	2,456,072
MACOM Technology Solutions Holdings, Inc.†	9,465	2,379,879

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Semiconductors (continued)
MKS, Inc.	9,744	$2,898,353
Onto Innovation, Inc.†	7,208	1,863,845
Rambus, Inc.†	15,670	1,426,440
Semtech Corp.†	13,493	1,589,745
Silicon Laboratories, Inc.†	4,758	1,034,865
SiTime Corp.†	3,213	1,719,598
Synaptics, Inc.†	5,610	602,065
		21,422,659
Software — 4.0%
Appfolio, Inc., Class A†	3,477	626,521
Bentley Systems, Inc., Class B	21,527	762,917
BILL Holdings, Inc.†	12,821	578,612
Commvault Systems, Inc.†	5,978	704,209
DigitalOcean Holdings, Inc.†	11,796	1,386,030
DocuSign, Inc.†	27,998	1,535,130
Doximity, Inc., Class A†	19,240	402,308
Dropbox, Inc., Class A†	21,492	699,780
Duolingo, Inc.†	5,804	782,437
Dynatrace, Inc.†	42,698	1,892,375
Guidewire Software, Inc.†	12,268	1,864,000
Manhattan Associates, Inc.†	8,522	1,630,770
Nutanix, Inc., Class A†	38,238	2,256,424
Pegasystems, Inc.	13,253	404,879
Twilio, Inc., Class A†	21,894	4,320,781
UiPath, Inc., Class A†	62,020	791,375
		20,638,548
Telecommunications — 0.5%
InterDigital, Inc.	3,728	1,136,388
Viavi Solutions, Inc.†	33,896	1,252,457
		2,388,845
Security Description	Shares or Principal Amount	Value

Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	42,377	$639,469
Transportation — 2.0%
GXO Logistics, Inc.†	16,596	832,455
Kirby Corp.†	7,753	1,016,729
Knight-Swift Transportation Holdings, Inc.	23,547	1,637,223
Landstar System, Inc.	4,894	855,324
Ryder System, Inc.	5,581	1,431,080
Saia, Inc.†	3,865	1,343,590
XPO, Inc.†	16,937	3,403,829
		10,520,230
Trucking & Leasing — 0.2%
GATX Corp.	5,171	924,937
Water — 0.3%
Essential Utilities, Inc.	41,101	1,637,875
Total Long-Term Investment Securities (cost $385,499,604)		513,457,067
SHORT-TERM INVESTMENTS — 0.5%
Unaffiliated Investment Companies — 0.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(1) (cost $2,773,820)	2,773,820	2,773,819
TOTAL INVESTMENTS (cost $388,273,424)(2)	100.0%	516,230,886
Other assets less liabilities	(0.0)	(138,055)
NET ASSETS	100.0%	$516,092,831

†	Non-income producing security
(1)	The rate shown is the 7-day yield as of July 31, 2026.
(2)	See Note 4 for cost of investments on a tax basis.

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Insurance
HSBC Holdings	Pay	Equitable Holdings, Inc.	41	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	$1,874	$80	$80
								$80	$80
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
8	Long	S&P Mid Cap 400 E-Mini Index	September 2026	$3,037,907	$3,018,320	$(19,587)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA Mid Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$513,457,067	$—	$—	$513,457,067
Short-Term Investments	2,773,819	—	—	2,773,819
Total Investments at Value	$516,230,886	$—	$—	$516,230,886
Other Financial Instruments:†
Swaps	$—	$80	$—	$80
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$19,587	$—	$—	$19,587

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 13.7%
Australia — 0.3%
Commonwealth Bank of Australia FRS
5.77%, (BBSW3M+1.32%), 08/20/2031	AUD	1,000,000	$703,840
Canada — 1.6%
Bank of Nova Scotia
4.30%, 03/20/2028*		$1,400,000	1,396,805
Canadian Imperial Bank of Commerce
4.88%, 01/14/2030*		1,900,000	1,920,371
Toronto-Dominion Bank
4.81%, 07/16/2027*		1,100,000	1,105,042
			4,422,218
Cayman Islands — 0.9%
Gaci First Investment Co.
5.00%, 01/29/2029		1,100,000	1,094,792
5.25%, 01/29/2034		1,100,000	1,076,943
QNB Finance, Ltd. FRS
4.68%, (SOFR+1.05%), 04/27/2029*		300,000	300,011
			2,471,746
France — 0.7%
Banque Federative du Credit Mutuel SA FRS
4.44%, (SOFR+0.82%), 07/09/2029*		500,000	500,311
BPCE SA
3.38%, 12/19/2031	EUR	200,000	225,771
5.72%, 01/18/2030		1,300,000	1,318,148
			2,044,230
Germany — 0.3%
Deutsche Bank AG
6.82%, 11/20/2029		800,000	832,228
Italy — 0.3%
Banca Monte dei Paschi di Siena SpA
6.75%, 09/05/2027	EUR	700,000	810,040
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc. FRS
4.76%, (SOFR+1.13%), 09/12/2031		400,000	402,553
Sumitomo Mitsui Financial Group, Inc.
2.47%, 01/14/2029		700,000	663,579
			1,066,132
Luxembourg — 0.1%
Logicor Financing SARL
3.25%, 11/13/2028	EUR	300,000	342,863
Netherlands — 1.0%
ING Groep NV
4.02%, 03/28/2028		225,000	224,215
JAB Holdings BV
4.38%, 04/25/2034	EUR	600,000	699,913
Prosus NV
3.68%, 01/21/2030		560,000	530,944
Sandoz Finance BV
4.22%, 04/17/2030	EUR	1,000,000	1,178,613
			2,633,685
Qatar — 0.3%
QatarEnergy
4.63%, 06/23/2029		800,000	790,438
Switzerland — 0.8%
UBS Group AG
3.09%, 05/14/2032*		300,000	272,427
4.13%, 06/09/2033	EUR	300,000	350,490
Security Description		Shares or Principal Amount	Value

Switzerland (continued)
5.43%, 02/08/2030		$1,000,000	$1,010,417
5.70%, 02/08/2035		600,000	605,336
			2,238,670
United Arab Emirates — 0.1%
Abu Dhabi Developmental Holding Co. PJSC
4.50%, 05/06/2030*		200,000	195,346
Emirates NBD Bank PJSC
5.13%, 06/29/2031*		200,000	197,901
			393,247
United Kingdom — 1.8%
Barclays PLC
4.48%, 11/11/2029		700,000	692,749
HSBC Holdings PLC
6.16%, 03/09/2029		600,000	612,309
Lloyds Banking Group PLC
5.02%, 01/05/2035		700,000	706,635
Nationwide Building Society
3.96%, 07/18/2030*		700,000	679,012
NatWest Group PLC FRS
4.88%, (SOFR+1.25%), 03/01/2028		700,000	702,747
Standard Chartered PLC
6.30%, 01/09/2029		800,000	815,791
Vmed O2 UK Financing I PLC
5.63%, 04/15/2032*	EUR	800,000	800,052
			5,009,295
United States — 5.0%
Bank of America Corp.
5.29%, 04/25/2034		300,000	299,202
Beignet Investor LLC
6.58%, 05/30/2049*		2,800,000	2,714,497
CommonSpirit Health
4.98%, 09/01/2035		500,000	475,985
JPMorgan Chase & Co.
5.34%, 01/23/2035		725,000	722,832
5.50%, 01/24/2036		300,000	300,428
6.09%, 10/23/2029		700,000	718,800
Las Vegas Sands Corp.
6.00%, 08/15/2029		500,000	510,133
LSEG US Financial Corp.
5.30%, 03/28/2034*		1,100,000	1,090,099
Morgan Stanley
3.96%, 03/21/2035	EUR	200,000	229,124
5.42%, 07/21/2034		700,000	698,657
5.47%, 01/18/2035		50,000	49,844
Morgan Stanley Bank NA
4.95%, 01/14/2028		700,000	701,730
Morgan Stanley Bank NA FRS
4.52%, (SOFR+0.90%), 01/12/2029		900,000	902,952
ONEOK, Inc.
4.25%, 09/24/2027		400,000	398,534
PacifiCorp
5.45%, 02/15/2034		300,000	298,512
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*		1,400,000	1,356,849
Southern Co.
1.88%, 09/15/2081	EUR	100,000	113,082
T-Mobile USA, Inc.
3.75%, 04/15/2027		328,000	326,371
Wells Fargo & Co.
5.20%, 01/23/2030		900,000	906,983

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
Wells Fargo & Co. FRS
4.39%, (SOFR+0.74%), 01/23/2030		$700,000	$697,749
			13,512,363
Venezuela — 0.1%
Petroleos de Venezuela SA
5.38%, 04/12/2027†(1)(2)		390,000	142,155
Total Corporate Bonds & Notes (cost $37,159,891)			37,413,150
ASSET BACKED SECURITIES — 7.5%
Cayman Islands — 1.1%
AMMC CLO 24, Ltd. FRS
Series 2021-24A, Class AR 4.93%, (TSFR3M+1.20%), 01/20/2035*		700,000	700,154
Bain Capital Credit CLO, Ltd. FRS
Series 2021-5A, Class A1R 4.90%, (TSFR3M+1.15%), 10/23/2034*		500,000	500,236
Navesink CLO 1, Ltd. FRS
Series 2023-1A, Class A1R2 4.96%, (TSFR3M+1.22%), 07/25/2036*		700,000	699,989
Northwoods Capital, Ltd. FRS
Series 2018-14BA, Class AR 4.89%, (TSFR3M+1.25%), 11/13/2031*		443,301	443,226
Silver Rock CLO II, Ltd. FRS
Series 2021-2A, Class AR 4.77%, (TSFR3M+1.04%), 01/20/2035*		600,000	599,869
			2,943,474
Ireland — 3.9%
Arbour CLO DAC FRS
Series 11A, Class AR 3.61%, (3 ME+1.33%), 05/15/2038*	EUR	1,400,000	1,616,010
Cairn CLO XI DAC FRS
Series 2019-11A, Class AR 3.66%, (3 ME+1.23%), 01/15/2040*	EUR	600,000	692,681
Carlyle Euro CLO DAC FRS
Series 2021-2A, Class A1 3.42%, (3 ME+0.99%), 10/15/2035*	EUR	569,463	656,675
Grosvenor Place CLO DAC FRS
Series 2024-2A, Class A 3.67%, (3 ME+1.24%), 01/15/2039*	EUR	700,000	807,685
ICG Euro CLO DAC FRS
Series 2023-2A, Class A1R 3.76%, (3 ME+1.29%), 01/26/2038*	EUR	600,000	691,531
Indigo Credit Management I DAC FRS
Series 1A, Class AR 3.69%, (3 ME+1.26%), 10/15/2037*	EUR	600,000	691,668
Invesco Euro CLO V DAC FRS
Series 2025-5A, Class AR 3.45%, (3 ME+1.02%), 01/15/2034*	EUR	684,903	788,739
OCP Euro CLO DAC FRS
Series 2017-2A, Class ARR 3.64%, (3 ME+1.21%), 04/15/2037*	EUR	500,000	576,573
Palmer Square European Loan Funding DAC FRS
Series 2024-2A, Class A 3.27%, (3 ME+0.99%), 05/15/2034*	EUR	399,189	460,212
Providus CLO II DAC FRS
Series 2A, Class ARR 3.59%, (3 ME+1.16%), 10/15/2038*	EUR	800,000	923,440
Providus CLO VII DAC FRS
Series 7A, Class ARR 3.60%, (3 ME+1.17%), 07/15/2038*	EUR	600,000	691,942
Security Description		Shares or Principal Amount	Value

Ireland (continued)
Rockford Tower Europe CLO DAC FRS
Series 2021-2A, Class A 3.42%, (3 ME+0.96%), 01/24/2035*	EUR	1,400,000	$1,612,634
St Pauls CLO FRS
Series 11A, Class AR 3.34%, (3 ME+0.85%), 01/17/2032*	EUR	352,861	406,643
			10,616,433
Jersey — 0.3%
Bain Capital Credit CLO, Ltd. FRS
Series 2019-4A, Class A1RR 4.74%, (TSFR3M+0.99%), 04/23/2035*		$400,000	400,229
Verdelite Static CLO, Ltd. FRS
Series 2024-1A, Class A 4.86%, (TSFR3M+1.13%), 07/20/2032*		451,592	451,761
			851,990
Singapore — 0.5%
Bayfront Labs VII Pte., Ltd. FRS
Series 7A, Class A 4.90%, (SOFR+1.28%), 04/11/2048*		1,293,561	1,294,949
United Kingdom — 1.0%
Curzon Mortgages NO 2 PLC FRS
Series 2, Class A 4.58%, (SONIO/N+0.85%), 07/28/2049	GBP	939,985	1,265,131
Together Asset Backed Securitisation 16 PLC FRS
Series 2026-1ST2A, Class A 4.63%, (SONIA+0.90%), 12/12/2067*	GBP	1,000,000	1,348,421
			2,613,552
United States — 0.7%
Citigroup Mtg. Loan Trust, Inc. FRS
Series 2005-HE4, Class M2 4.51%, (TSFR1M+0.78%), 10/25/2035		7,524	7,491
Ford Credit Auto Owner Trust
Series 2024-1, Class A 4.87%, 08/15/2036*(3)		725,000	729,167
Home Equity Loan Trust FRS
Series 2007-FRE1, Class 2AV3 4.07%, (TSFR1M+0.57%), 04/25/2037		121,992	119,113
Honda Auto Receivables Owner Trust
Series 2023-4, Class A3 5.67%, 06/21/2028		462,869	465,608
JPMorgan Mtg. Trust FRS
Series 2023-HE3, Class A1 5.22%, (SOFR30A+1.60%), 05/20/2054*		100,028	100,266
Nissan Auto Receivables Owner Trust
Series 2023-B, Class A3 5.93%, 03/15/2028		46,231	46,393
SLM Student Loan Trust FRS
Series 2003-1, Class A5A 4.01%, (SOFR90A+0.37%), 12/15/2032*		476,372	456,709
Sunnova Hestia I Issuer LLC
Series 2023-GRID1, Class 1A 5.75%, 12/20/2050*		84,420	81,857
			2,006,604
Total Asset Backed Securities (cost $19,887,236)			20,327,002

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS — 12.1%
Australia — 1.0%
Cashmere Funding Trust FRS
Series 2026-1, Class A11 5.40%, (BBSW1M+1.00%), 02/13/2063	AUD	3,912,000	$2,751,082
Cayman Islands — 0.1%
Arbor Realty Commercial Real Estate Notes, Ltd. FRS
Series 2022-FL1, Class A 5.08%, (SOFR30A+1.45%), 01/15/2037*		$209,856	210,108
Ireland — 0.2%
Kinbane DAC FRS
Series 2024-RPL2A, Class A 3.28%, (1 ME+1.10%), 01/24/2063*	EUR	524,324	605,484
United Kingdom — 1.4%
Braccan Mtg. Funding PLC FRS
Series 2025-1A, Class A 4.58%, (SONIA+0.84%), 05/17/2067*	GBP	974,089	1,311,943
Elstree PLC FRS
Series 252-1ST, Class A 4.47%, (SONIA+0.74%), 10/21/2065	GBP	484,817	651,340
Together Asset Backed Securitisation 14 PLC FRS
Series 2025-1ST1A, Class A 4.49%, (SONIA+0.76%), 08/15/2066*	GBP	384,433	516,935
Towd Point Mtg. Funding PLC FRS
Series 2023-V3, Class A1 5.14%, (SONIA+1.40%), 02/20/2054	GBP	443,510	598,559
Tower Bridge Funding PLC FRS
Series 2024-3A, Class A 4.53%, (SONIA+0.79%), 12/20/2066*	GBP	580,269	782,090
			3,860,867
United States — 9.4%
BANK
Series 2023-BNK46, Class A4 5.75%, 08/15/2056		900,000	921,494
Series 2023-5YR4, Class A3 6.50%, 12/15/2056		259,684	266,138
BANK VRS
Series 2018-BN13, Class A5 4.22%, 08/15/2061(4)		800,000	788,065
Series 2023-5YR3, Class A3 6.72%, 09/15/2056(4)		500,000	514,901
BBCMS Mtg. Trust
Series 2024-C24, Class A5 5.42%, 02/15/2057		375,000	377,034
Series 2023-C20, Class ASB 5.86%, 07/15/2056		600,000	620,866
BDS LLC FRS
Series 2025-FL14, Class A 4.95%, (TSFR1M+1.28%), 10/17/2042*		700,000	700,613
Benchmark Mtg. Trust
Series 2023-B39, Class A5 5.75%, 07/15/2056		600,000	614,594
BLP Commercial Mtg. Trust FRS
Series 2024-IND2, Class A 5.02%, (TSFR1M+1.34%), 03/15/2041*		418,559	419,083
BMO Mtg. Trust
Series 2022-C3, Class A5 5.31%, 09/15/2054		150,000	149,665
Series 2023-C5, Class A5 5.77%, 06/15/2056		800,000	813,359
Security Description	Shares or Principal Amount	Value

United States (continued)
Series 2023-C5, Class ASB 5.99%, 06/15/2056	$800,000	$824,611
Series 2023-C7, Class A5 6.16%, 12/15/2056	1,100,000	1,143,031
BRAVO Residential Funding Trust
Series 2024-NQM1, Class A1 5.94%, 12/01/2063*(3)	440,353	440,550
BX Commercial Mtg. Trust FRS
Series 2024-XL5, Class A 5.07%, (TSFR1M+1.39%), 03/15/2041*	242,144	242,446
Series 2024-XL4, Class A 5.12%, (TSFR1M+1.44%), 02/15/2039*	721,674	723,027
Chase Home Lending Mtg. Trust FRS
Series 2024-6, Class A11 4.87%, (SOFR30A+1.25%), 05/25/2055*	524,693	525,010
Chase Home Lending Mtg. Trust VRS
Series 2024-RPL3, Class A1A 3.25%, 09/25/2064*(4)	677,759	588,585
Citigroup Commercial Mtg. Trust VRS
Series 2023-PRM3, Class A 6.36%, 07/10/2028*(4)	500,000	509,292
Citigroup Commercial Mtg. Trust
Series 2019-C7, Class A4 3.10%, 12/15/2072	255,000	239,451
Countrywide Alternative Loan Trust FRS
Series 2005-82, Class A1 4.38%, (TSFR1M+0.65%), 02/25/2036	170,448	146,787
Cross Mtg. Trust
Series 2024-H4, Class A1 6.15%, 07/25/2069*(3)	779,670	784,549
Series 2024-H3, Class A1 6.27%, 06/25/2069*(3)	737,542	740,055
CSMC Trust VRS
Series 2021-RPL3, Class A1 2.00%, 01/25/2060*(4)	1,309,796	1,145,049
Federal Home Loan Mtg. Corp. REMIC FRS
Series 5426, Class BF 4.49%, (SOFR30A+0.90%), 04/15/2049	569,112	570,702
Series 5513, Class MF 4.56%, (SOFR30A+0.94%), 11/25/2054	631,405	634,201
Federal National Mtg. Assoc. REMIC
Series 2012-153, Class B 7.00%, 07/25/2042	96,903	103,531
Series 2012-111, Class B 7.00%, 10/25/2042	25,840	27,267
Federal National Mtg. Assoc. REMIC FRS
Series 2025-19, Class FC 4.78%, (SOFR30A+1.16%), 03/25/2055	641,089	647,287
Series 2024-90, Class FA 5.12%, (SOFR30A+1.50%), 12/25/2054	486,638	491,387
GCAT Trust
Series 2024-NQM2, Class A1 6.09%, 06/25/2059*(3)	535,762	537,242
GS Mtg. Securities Trust
Series 2017-GS7, Class A4 3.43%, 08/10/2050	450,000	444,197
JPMorgan Mtg. Trust VRS
Series 2021-LTV2, Class A1 2.52%, 05/25/2052*(4)	506,995	424,666
Series 2024-1, Class A2 6.00%, 06/25/2054*(4)	366,491	366,147

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
United States (continued)
Lehman XS Trust FRS
Series 2007-7N, Class 1A2 4.32%, (TSFR1M+0.59%), 06/25/2047	$118,612	$113,811
Mill City Mtg. Loan Trust VRS
Series 2017-2, Class A3 3.25%, 07/25/2059*(4)	43,115	42,252
Morgan Stanley Capital I Trust
Series 2021-L5, Class A4 2.73%, 05/15/2054	812,000	728,844
Morgan Stanley Capital I Trust VRS
Series 2022-L8, Class A5 3.79%, 04/15/2055(4)	650,000	600,183
MSWF Commercial Mtg. Trust
Series 2023-2, Class A2 6.89%, 12/15/2056	376,992	387,327
MSWF Commercial Mtg. Trust VRS
Series 2023-2, Class A5 6.01%, 12/15/2056(4)	500,000	520,688
OBX Trust
Series 2024-NQM2, Class A1 5.88%, 12/25/2063*(3)	756,742	756,813
Series 2024-NQM1, Class A1 5.93%, 11/25/2063*(3)	487,286	488,480
One Bryant Park Trust
Series 2019-OBP, Class A 2.52%, 09/15/2054*	700,000	644,645
One New York Plaza Trust FRS
Series 2020-1NYP, Class A 4.74%, (TSFR1M+1.06%), 01/15/2036*	377,563	366,708
Sequoia Mtg. Trust FRS
Series 2004-10, Class A3A 4.78%, (TSFR6M+1.09%), 11/20/2034	8,054	7,521
Starwood Mtg. Residential Trust VRS
Series 2022-1, Class A1 2.45%, 12/25/2066*(4)	518,469	456,734
Towd Point Mtg. Trust VRS
Series 2024-3, Class A1A 4.97%, 07/25/2065*(4)	834,172	827,236
Verus Securitization Trust
Series 2024-5, Class A1 6.19%, 06/25/2069*(3)	307,532	309,027
Series 2024-4, Class A1 6.22%, 06/25/2069*(3)	307,711	308,879
Washington Mutual Mtg. Pass-Through Certs. FRS
Series 2006-AR5, Class 4A 4.39%, (12 MTA+0.99%), 06/25/2046	169,546	141,509
Wells Fargo Alternative Loan Trust VRS
Series 2007-PA6, Class A1 5.72%, 12/28/2037(4)	49,627	45,627
Wells Fargo Commercial Mtg. Trust VRS
Series 2022-C62, Class A4 4.00%, 04/15/2055(4)	475,000	444,443
Wells Fargo Mtg. Backed Securities Trust VRS
Series 2019-3, Class A1 3.50%, 07/25/2049*(4)	16,765	14,917
		25,690,526
Total Collateralized Mortgage Obligations (cost $32,962,167)		33,118,067
Security Description		Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 69.5%
United States — 69.5%
United States Treasury Bonds
2.25%, 08/15/2049		$300,000	$177,199
2.38%, 11/15/2049		700,000	423,719
3.00%, 02/15/2048(5)		1,800,000	1,263,938
3.00%, 08/15/2048		650,000	453,883
3.38%, 11/15/2048		2,800,000	2,088,187
4.13%, 08/15/2044		9,325,000	8,097,087
4.50%, 11/15/2054		8,500,000	7,529,473
4.63%, 02/15/2055		2,800,000	2,532,250
4.75%, 02/15/2056		100,000	92,406
4.88%, 08/15/2045		100,000	95,297
United States Treasury Notes
4.25%, 08/15/2035		100,000	96,824
United States Treasury Notes TIPS
1.13%, 01/15/2033(5)(6)		3,599,392	3,365,627
2.38%, 10/15/2028(5)(6)(7)		5,250,720	5,280,500
Federal National Mtg. Assoc.
2.50%, 07/01/2030 to 08/01/2030		202,472	195,896
Government National Mtg. Assoc.
3.00%, 07/20/2051 to 02/20/2055		9,580,178	8,301,290
3.50%, 09/20/2052 to 11/20/2055		15,858,874	13,896,474
6.50%, August 30 TBA		6,100,000	6,302,443
Uniform Mtg. Backed Securities
3.50%, September 30 TBA		200,000	177,266
4.50%, August 30 TBA		450,000	422,517
4.50%, September 30 TBA		17,000,000	15,940,525
5.00%, September 30 TBA		103,900,000	100,146,322
5.00%, October 30 TBA		4,000,000	3,852,989
5.50%, September 30 TBA		8,900,000	8,794,276
Total U.S. Government & Agency Obligations (cost $192,713,328)			189,526,388
MUNICIPAL SECURITIES — 0.1%
United States — 0.1%
Maricopa County Industrial Development Authority Revenue Bonds 7.38%, 10/01/2029* (cost $200,000)		200,000	207,582
FOREIGN GOVERNMENT OBLIGATIONS — 34.5%
Australia — 2.5%
New South Wales Treasury Corp.
1.75%, 03/20/2034	AUD	3,100,000	1,699,964
2.00%, 03/08/2033	AUD	400,000	232,233
3.50%, 11/20/2037	AUD	500,000	287,796
4.75%, 02/20/2037	AUD	500,000	327,641
5.25%, 02/24/2038	AUD	230,000	154,330
Northern Territory Treasury Corp.
6.00%, 04/21/2039	AUD	400,000	281,832
Queensland Treasury Corp.
1.50%, 08/20/2032*	AUD	500,000	286,530
1.75%, 07/20/2034*	AUD	800,000	431,523
2.00%, 08/22/2033	AUD	2,000,000	1,139,885
5.00%, 07/21/2037*	AUD	600,000	398,159
5.25%, 07/21/2036*	AUD	250,000	171,488
Treasury Corp. of Victoria
2.00%, 09/17/2035	AUD	600,000	316,136
2.25%, 09/15/2033	AUD	1,300,000	752,579
4.25%, 12/20/2032	AUD	600,000	402,174
			6,882,270

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Belgium — 0.3%
Region Wallonne Belgium
2.88%, 01/14/2038	EUR	800,000	$811,997
Bulgaria — 0.3%
Bulgaria Government International Bond
3.38%, 07/18/2035	EUR	300,000	329,627
4.13%, 07/18/2045	EUR	400,000	427,038
			756,665
Canada — 0.8%
Canadian Government Bond
3.00%, 06/01/2034	CAD	3,300,000	2,272,394
Colombia — 0.4%
Colombia Government International Bond
6.13%, 01/21/2031		$1,100,000	1,100,110
Egypt — 0.2%
Egypt Government Bond
19.70%, 10/14/2030	EGP	35,200,000	623,131
France — 5.2%
French Republic Government Bond OAT
2.75%, 02/25/2030*	EUR	9,000,000	10,242,081
5.50%, 04/25/2029*	EUR	3,200,000	3,924,458
			14,166,539
Israel — 1.1%
Israel Government International Bond
5.38%, 02/19/2030		1,100,000	1,107,014
5.50%, 03/12/2034		1,700,000	1,702,484
5.63%, 02/19/2035		200,000	200,952
			3,010,450
Italy — 0.2%
Cassa Depositi e Prestiti SpA
4.38%, 10/01/2030		500,000	489,332
Japan — 4.1%
Development Bank of Japan, Inc.
4.00%, 08/28/2027*		700,000	697,236
Japan Government Five Year Bond
0.60%, 06/20/2029	JPY	120,000,000	732,354
Japan Government Thirty Year Bond
1.30%, 06/20/2052	JPY	160,000,000	568,882
1.60%, 12/20/2053	JPY	50,000,000	188,388
2.30%, 12/20/2054	JPY	58,650,000	261,366
3.70%, 03/20/2056	JPY	100,000,000	595,915
4.00%, 06/20/2056	JPY	497,700,000	3,133,941
Japan Government Twenty Year Bond
1.40%, 12/20/2042	JPY	400,000,000	1,864,429
2.00%, 12/20/2044	JPY	120,000,000	591,240
2.40%, 03/20/2045	JPY	109,000,000	571,386
Japanese Government CPI Linked Bond
0.10%, 03/10/2029(6)	JPY	318,477,600	2,017,436
			11,222,573
Kazakhstan — 0.1%
Development Bank of Kazakhstan JSC
18.40%, 10/16/2028*	KZT	141,000,000	308,263
Kuwait — 0.9%
Kuwait International Government Bond
4.02%, 10/09/2028*		700,000	686,352
4.14%, 10/09/2030*		300,000	288,857
Security Description		Shares or Principal Amount	Value

Kuwait (continued)
4.80%, 04/20/2033		$700,000	$678,133
5.16%, 07/29/2031*		700,000	699,801
			2,353,143
Luxembourg — 0.6%
Eagle Funding Luxco SARL
5.50%, 08/17/2030*		1,600,000	1,597,200
Malaysia — 0.2%
Malaysia Government Bond
2.63%, 04/15/2031	MYR	800,000	188,214
4.76%, 04/07/2037	MYR	1,400,000	370,330
			558,544
Peru — 2.1%
Peruvian Government International Bond
5.40%, 08/12/2034	PEN	9,300,000	2,667,029
6.15%, 08/12/2032*	PEN	1,500,000	478,926
6.95%, 08/12/2031	PEN	7,361,000	2,479,467
			5,625,422
Poland — 0.2%
Republic of Poland Government International Bond
5.13%, 09/18/2034		600,000	591,940
Qatar — 0.4%
Qatar Government International Bond
4.80%, 04/08/2033		1,000,000	984,352
Romania — 0.5%
Romanian Government International Bond
5.13%, 09/24/2031*	EUR	400,000	466,987
5.25%, 05/30/2032*	EUR	100,000	116,393
5.63%, 02/22/2036	EUR	600,000	687,739
			1,271,119
Saudi Arabia — 1.5%
Saudi Government International Bond
3.38%, 03/05/2032*	EUR	400,000	448,845
4.75%, 01/16/2030		2,500,000	2,477,923
5.13%, 01/13/2028*		800,000	803,056
5.38%, 01/13/2031*		400,000	404,089
			4,133,913
Serbia — 0.2%
Serbia International Bond
2.05%, 09/23/2036	EUR	400,000	353,912
6.00%, 06/12/2034*		300,000	300,222
			654,134
South Africa — 2.8%
Republic of South Africa Government Bond
6.25%, 03/31/2036	ZAR	2,600,000	132,012
8.00%, 01/31/2030	ZAR	28,400,000	1,722,697
8.75%, 02/28/2048	ZAR	3,700,000	212,437
8.88%, 02/28/2035	ZAR	90,500,000	5,567,793
			7,634,939
Spain — 4.4%
Spain Government Bond
1.45%, 04/30/2029*	EUR	394,000	437,372
2.40%, 05/31/2028	EUR	3,200,000	3,659,359
3.15%, 04/30/2035*	EUR	100,000	112,380

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Spain (continued)
3.45%, 10/31/2034*	EUR	5,050,000	$5,822,941
3.50%, 05/31/2029	EUR	1,700,000	1,990,534
			12,022,586
SupraNational — 0.2%
European Union
3.38%, 12/12/2035	EUR	500,000	571,459
Switzerland — 0.1%
Swiss Confederation Government Bond
0.50%, 06/27/2032	CHF	300,000	374,707
Thailand — 0.3%
Thailand Government Bond
2.70%, 06/17/2040	THB	19,800,000	598,555
2.98%, 06/17/2045	THB	8,900,000	263,597
			862,152
United Arab Emirates — 0.3%
Abu Dhabi Government International Bond
4.63%, 04/20/2033		$700,000	680,731
United Kingdom — 4.6%
United Kingdom Gilt
1.50%, 07/31/2053	GBP	700,000	392,756
4.38%, 03/07/2030	GBP	8,200,000	10,991,954
5.38%, 01/31/2056	GBP	900,000	1,146,671
			12,531,381
Venezuela — 0.0%
Venezuela Government International Bond
9.25%, 05/07/2028†(1)(2)		230,000	111,550
Total Foreign Government Obligations (cost $92,368,552)			94,202,996
PURCHASED OPTIONS† — 0.0%
Purchased Options - Calls — 0.0%
Over the Counter call option on the USD vs. JPY (Expiration Date: 08/06/2026; Strike Price: USD 165.00; Counterparty: Goldman Sachs Bank USA)		2,002,500	46
Over the Counter call option on the USD vs. SGD (Expiration Date: 11/05/2026; Strike Price: USD 1.32; Counterparty: Bank of America, N.A.)		1,062,000	821
			867
Purchased Options - Puts — 0.0%
Over the Counter put option on the USD vs. JPY (Expiration Date: 08/06/2026; Strike Price: USD 155.00; Counterparty: Goldman Sachs Bank USA)		2,002,500	2,769
Total Purchased Options (cost $20,226)			3,636
Total Long-Term Investment Securities (cost $375,311,400)			374,798,821
SHORT-TERM INVESTMENTS — 10.1%
Commercial Paper — 3.3%
Amdocs Capital Solutions, Ltd. 4.03%, 08/03/2026		300,000	299,933
Arrow Electronics, Inc. 4.23%, 08/04/2026		300,000	299,868
Security Description		Shares or Principal Amount	Value

Commercial Paper (continued)
Autodesk, Inc. 4.12%, 10/05/2026		350,000	$347,379
Autonation, Inc. 4.05%, 08/05/2026		350,000	349,800
Banco de Credito e Inversiones SA 4.03%, 08/20/2026		250,000	249,464
Banco Itau Chile Acting Thru I 4.06%, 10/06/2026		300,000	297,856
Brookfield Corporate Treasury, Ltd. 4.00%, 08/24/2026		300,000	299,195
Campbell Soup Co. 4.20%, 10/21/2026		350,000	346,691
CPDE Investment Co. LLC 4.03%, 10/22/2026		350,000	346,874
Evergy, Inc. 4.06%, 08/11/2026		650,000	649,218
Evergy, Inc. 4.08%, 08/04/2026		300,000	299,870
Glencore Funding LLC 4.01%, 09/30/2026		300,000	297,966
Glencore Funding LLC 4.13%, 09/17/2026		300,000	298,403
HA Sustainable Infrastracture Capital, Inc. 4.10%, 08/11/2026		600,000	599,453
HCA, Inc. 4.20%, 10/05/2026		300,000	297,617
HCA, Inc. 4.27%, 08/12/2026		250,000	249,651
HCA, Inc. 4.30%, 08/18/2026		250,000	249,470
HCA, Inc. 4.35%, 09/09/2026		300,000	298,558
Keurig Dr Pepper, Inc. 4.30%, 08/26/2026		600,000	598,151
Keurig Dr Pepper, Inc. 4.30%, 09/09/2026		350,000	348,338
Rogers Communication, Inc. 4.23%, 09/17/2026		350,000	348,109
Rogers Communications, Inc. 4.25%, 08/06/2026		300,000	299,802
Safehold GL Holdings LLC 4.20%, 08/06/2026		300,000	299,793
Sempra Energy 4.03%, 08/19/2026		300,000	299,369
TR Finance LLC 4.02%, 08/05/2026		350,000	349,844
Triton Container International, Ltd. 4.37%, 08/31/2026		350,000	348,695
			8,969,367
Sovereign — 3.5%
Brazil Letras do Tesouro Nacional 10.42%, 04/01/2027	BRL	3,300,000	598,889
Brazil Letras do Tesouro Nacional 11.90%, 04/01/2027	BRL	3,500,000	635,185
Brazil Letras do Tesouro Nacional 12.04%, 04/01/2027	BRL	2,600,000	471,852
Brazil Letras do Tesouro Nacional 12.17%, 10/01/2026	BRL	1,000,000	192,961
Brazil Letras do Tesouro Nacional 12.21%, 04/01/2027	BRL	3,000,000	544,444
Brazil Letras do Tesouro Nacional 12.22%, 04/01/2027	BRL	27,900,000	5,063,334

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description		Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS (continued)
Sovereign (continued)
Egypt Treasury Bills 20.28%, 10/20/2026	EGP	550,000	$10,217
Egypt Treasury Bills 21.05%, 10/13/2026	EGP	3,075,000	57,385
Nigeria Open Market Operational Bills 19.58%, 10/06/2026	NGN	29,835,000	21,095
Nigeria Open Market Operational Bills 19.92%, 10/20/2026	NGN	78,820,000	55,329
Nigeria Open Market Operational Bills 20.12%, 08/25/2026	NGN	81,840,000	59,214
Nigeria Open Market Operational Bills 20.33%, 08/11/2026	NGN	46,800,000	34,140
Nigeria Open Market Operational Bills 20.42%, 09/01/2026	NGN	70,300,000	50,661
Nigeria Open Market Operational Bills 20.42%, 09/15/2026	NGN	362,490,000	259,195
Nigeria Open Market Operational Bills 20.66%, 08/25/2026	NGN	89,900,000	65,046
Nigeria Open Market Operational Bills 20.71%, 08/25/2026	NGN	70,300,000	50,865
Nigeria Open Market Operational Bills 20.76%, 08/18/2026	NGN	51,400,000	37,341
Nigeria Open Market Operational Bills 20.81%, 08/11/2026	NGN	350,960,000	256,019
Nigeria Open Market Operational Bills 20.81%, 08/18/2026	NGN	196,900,000	143,044
South Africa Treasury Bills 6.83%, 08/19/2026	ZAR	15,160,000	914,827
			9,521,043
U.S. Government — 3.2%
United States Treasury Bills
3.61%, 08/11/2026		$151,000	150,879
3.68%, 10/08/2026(8)(9)		2,400,000	2,383,826
3.70%, 10/01/2026		4,100,000	4,075,313
3.77%, 10/27/2026(8)(9)		2,300,000	2,280,122
			8,890,140
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Administration Class 3.37%(10)		306,028	306,028
Total Short-Term Investments (cost $27,530,375)			27,686,578
REPURCHASE AGREEMENTS — 1.2%
Agreement with Citigroup, bearing interest at 3.60% dated 07/31/2026, to be repurchased 08/03/2026 in the amount of $3,300,990 and collateralized by $3,300,900 United States Treasury Notes bearing interest at 4.13% due 02/29/2032 and having an approximate value of $3,381,357 (cost $3,300,000)		3,300,000	3,300,000
TOTAL INVESTMENTS (cost $406,141,775)(11)		148.7%	405,785,399
Other assets less liabilities		(48.7)	(132,967,958)
NET ASSETS		100.0%	$272,817,441
Security Description	Shares or Principal Amount	Value
FORWARD SALES CONTRACTS — (10.6%)
U.S. Government Agencies — (10.6%)
Uniform Mtg. Backed Securities — (10.6%)
2.00%, August 15 TBA	$(4,100,000)	$(3,703,858)
2.00%, August 30 TBA	(2,266,904)	(1,765,351)
2.00%, September 30 TBA	(25,633,096)	(19,954,764)
6.00%, October 30 TBA	(3,495,000)	(3,524,339)
Total Forward Sales Contracts (cost $(29,139,651))		(28,948,312)

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO Global Bond Opportunities Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $76,071,295 representing 27.9% of net assets.

†	Non-income producing security
(1)	Security in default of interest.
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Corporate Bonds & Notes
Petroleos de Venezuela SA 5.38%, 04/12/2027	08/15/17, 10/23/17	$390,000	$115,546	$142,155	$36.45	0.1%
Foreign Government Obligations
Venezuela Government International Bond 9.25%, 05/07/2028	07/27/17	230,000	93,621	111,550	48.50	0.0
				$253,705		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	"Step-down" security where the rate decreases ("steps-down") at a predetermined rate. The rate reflected is as of July 31, 2026.
(4)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(5)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(6)	Principal amount of security is adjusted for inflation.
(7)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(8)	The security or a portion thereof was pledged as collateral for open over-the-counter derivative contracts.
(9)	The security or a portion thereof represents collateral for TBAs.
(10)	The rate shown is the 7-day yield as of July 31, 2026.
(11)	See Note 4 for cost of investments on a tax basis.

1 ME—1 Month Euribor
12 MTA—Federal Reserve US 12 Month Cumulative Average 1 Year CMT
3 ME—3 Month Euribor

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

BBSW1M—Bank Bill Reference Rate 1 Month
BBSW3M—Bank Bill Reference Rate 3 Month
CLO—Collateralized Loan Obligation
CPI—Consumer Price Index
DAC—Designated Activity Company
FRS—Floating Rate Security
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
SOFR90A—US 90 Day Average Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSFR6M—Term Secured Overnight Financing Rate 6 Month
VRS—Variable Rate Security

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
JPY—Japanese Yen
KZT—Kazakhstani Tenge
MYR—Malaysian Ringgit
NGN—Nigerian Naira
PEN—Peruvian Sol
THB—Thailand Baht
ZAR—South African Rand
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Interest Rate Swaps
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	20,800,000	GBP	12-Month SONIA	Fixed 3.000%	Annual	Annual	Jun 2027	$(120,937)	$(142,068)	$(263,005)
Centrally Cleared	470,610,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Sep 2034	(6,217)	(323,009)	(329,226)
Centrally Cleared	3,400,000	USD	Fixed 3.750%	12-Month SOFR	Annual	Annual	Dec 2034	28,211	88,580	116,791
Centrally Cleared	304,500,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2044	(113,655)	(488,231)	(601,886)
Centrally Cleared	1,000,000	CAD	6-Month CORRA	Fixed 3.500	Semiannual	Semiannual	Jun 2034	26,877	(16,676)	10,201
Centrally Cleared	1,700,000	CAD	Fixed 3.500	6-Month CORRA	Semiannual	Semiannual	Jun 2054	25,370	30,310	55,680
Centrally Cleared	430,000,000	JPY	12-Month TONA	Fixed 0.600	Annual	Annual	Dec 2029	(3,481)	(106,423)	(109,904)
Centrally Cleared	470,000,000	JPY	Fixed 0.400	6-Month TONA	Semiannual	Semiannual	Jun 2039	321,945	517,784	839,729
Centrally Cleared	245,000,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2054	27,459	545,646	573,105
Centrally Cleared	1,900,000	EUR	12-Month ESTR	Fixed 1.795	Annual	Annual	Oct 2029	—	(63,683)	(63,683)
Centrally Cleared	1,600,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Mar 2035	(801)	(59,253)	(60,054)
Centrally Cleared	4,400,000	EUR	12-Month ESTR	Fixed 1.923	Annual	Annual	Oct 2029	—	(127,690)	(127,690)
Centrally Cleared	2,900,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2026	3,687	(1,964)	1,723
Centrally Cleared	3,900,000	USD	Fixed 3.940	12-Month SOFR	Annual	Annual	Aug 2026	—	(393)	(393)
Centrally Cleared	3,300,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2035	134,189	102,695	236,884
Centrally Cleared	2,390,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Mar 2055	294,216	188,390	482,606
Centrally Cleared	1,150,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Mar 2032	(25,379)	(430,144)	(455,523)
Centrally Cleared	640,000,000	JPY	12-Month TONA	Fixed 0.750	Annual	Annual	Mar 2030	(22,180)	(137,737)	(159,917)
Centrally Cleared	1,300,000	USD	12-Month SOFR	Fixed 3.250	Annual	Annual	Jun 2027	(3,291)	(5,676)	(8,967)
Centrally Cleared	180,000,000	JPY	12-Month TONA	Fixed 1.000	Annual	Annual	Jun 2030	(21,396)	(17,703)	(39,099)
Centrally Cleared	40,000,000	JPY	Fixed 2.000	12-Month TONA	Annual	Annual	Jun 2055	45,106	26,839	71,945
Centrally Cleared	648,000	USD	Fixed 4.005	12-Month SOFR	Annual	Annual	Sep 2055	20,694	31,458	52,152
Centrally Cleared	3,035,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	May 2032	31,971	31,662	63,633
Centrally Cleared	721,340,000	JPY	12-Month TONA	Fixed 1.250	Annual	Annual	Sep 2035	(261,455)	(245,153)	(506,608)
Centrally Cleared	15,900,000	USD	12-Month SOFR	Fixed 3.750	Annual	Annual	Sep 2027	41,234	(102,112)	(60,878)
Centrally Cleared	33,500,000	AUD	6-Month BBSW	Fixed 3.500	Semiannual	Semiannual	Mar 2031	(1,171,654)	(112,184)	(1,283,838)
Centrally Cleared	6,200,000	AUD	6-Month BBSW	Fixed 4.250	Semiannual	Semiannual	Sep 2035	(201,524)	(48,725)	(250,249)
Centrally Cleared	14,400,000	USD	12-Month SOFR	Fixed 3.460	Annual	Annual	Jun 2027	(74,904)	(1,959)	(76,863)
Centrally Cleared	116,990,000	KRW	3-Month KSDA	Fixed 2.750	Quarterly	Quarterly	Mar 2036	(4,474)	(4,422)	(8,896)
Centrally Cleared	17,800,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2035	357,319	358,419	715,738
Centrally Cleared	3,700,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Dec 2055	240,818	210,587	451,405
Centrally Cleared	380,000,000	JPY	Fixed 2.500	12-Month TONA	Annual	Annual	Dec 2055	191,992	276,427	468,419
Centrally Cleared	36,200,000	BRL	Less than 1-Month BRCDI	Fixed 12.970	Maturity	Maturity	Jan 2029	(221,064)	40,274	(180,790)
Centrally Cleared	127,500,000	CZK	6-Month PRIBO	Fixed 4.523	Annual	Semiannual	Dec 2035	31,608	(84,917)	(53,309)
Centrally Cleared	23,400,000	PLN	Fixed 4.723	6-Month WIBOR	Annual	Semiannual	Dec 2035	(8,644)	83,126	74,482
Centrally Cleared	37,900,000	CZK	6-Month PRIBO	Fixed 4.485	Annual	Semiannual	Dec 2035	6,919	(25,227)	(18,308)
Centrally Cleared	18,650,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Mar 2036	(244,882)	656,566	411,684
Centrally Cleared	6,700,000	PLN	Fixed 4.685	6-Month WIBOR	Annual	Semiannual	Dec 2035	(3)	23,763	23,760
Centrally Cleared	42,000,000	BRL	Less than 1-Month BRCDI	Fixed 13.268	Maturity	Maturity	Jan 2029	—	(146,896)	(146,896)
Centrally Cleared	4,300,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Mar 2028	(11,708)	54,593	42,885
Centrally Cleared	2,020,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Mar 2056	53,374	110,782	164,156
Centrally Cleared	13,400,000	EUR	Fixed 2.825	6-Month EURIBOR	Annual	Semiannual	Sep 2055	187,423	14,754	202,177

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	58,600,000	EUR	Fixed 2.350%	3-Month EURIBOR	Annual	Quarterly	Dec 2028	$(40,969)	$454,201	$413,232
Centrally Cleared	57,600,000	EUR	12-Month ESTR	Fixed 2.170%	Annual	Annual	Dec 2028	31,649	(427,726)	(396,077)
Centrally Cleared	29,310,000	SGD	Fixed 1.750	6-Month SORA	Semiannual	Semiannual	Sep 2031	66,733	135,970	202,703
Centrally Cleared	12,250,000	EUR	Fixed 2.500	6-Month EURIBOR	Annual	Semiannual	Sep 2031	321,689	67,586	389,275
Centrally Cleared	15,360,000	EUR	6-Month EURIBOR	Fixed 2.750	Semiannual	Semiannual	Sep 2036	(406,721)	(356,486)	(763,207)
Centrally Cleared	1,560,000	EUR	Fixed 3.000	6-Month EURIBOR	Annual	Semiannual	Sep 2056	28,216	85,141	113,357
Centrally Cleared	64,400,000	EUR	6-Month EURIBOR	Fixed 2.250	Annual	Semiannual	Sep 2028	(206,761)	(946,950)	(1,153,711)
Centrally Cleared	1,210,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Mar 2031	(4,792)	(53,726)	(58,518)
Centrally Cleared	46,870,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Sep 2028	(613,669)	(355,136)	(968,805)
Centrally Cleared	17,400,000	GBP	12-Month SONIA	Fixed 3.500	Annual	Annual	Sep 2031	(585,812)	(347,223)	(933,035)
Centrally Cleared	100,600,000	SEK	3-Month STIBO	Fixed 2.500	Annual	Quarterly	Mar 2031	(33,368)	(132,322)	(165,690)
Centrally Cleared	5,300,000	NOK	6-Month NIBOR	Fixed 3.750	Annual	Semiannual	Mar 2031	(20,403)	(2,635)	(23,038)
Centrally Cleared	7,350,000	GBP	Fixed 4.000	12-Month SONIA	Annual	Annual	Sep 2036	335,975	186,325	522,300
Centrally Cleared	1,130,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Sep 2056	55,784	77,689	133,473
Centrally Cleared	2,500,000	GBP	Fixed 3.500	12-Month SONIA	Annual	Annual	Mar 2028	22,097	17,648	39,745
Centrally Cleared	640,000	GBP	Fixed 4.500	12-Month SONIA	Annual	Annual	Mar 2056	2,483	72,156	74,639
Centrally Cleared	60,000	USD	12-Month SOFR	Fixed 3.325	Annual	Annual	Aug 2030	(1,345)	(441)	(1,786)
Centrally Cleared	2,547,500,000	JPY	Fixed 1.500	12-Month TONA	Annual	Annual	Sep 2028	34,712	13,294	48,006
Centrally Cleared	2,578,260,000	JPY	12-Month TONA	Fixed 1.750	Annual	Annual	Sep 2031	(211,085)	(95,770)	(306,855)
Centrally Cleared	12,320,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Jun 2028	157,176	94,018	251,194
Centrally Cleared	8,220,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2031	268,586	51,226	319,812
Centrally Cleared	15,720,000	USD	Fixed 3.750	12-Month SOFR	Annual	Annual	Jun 2036	219,265	460,221	679,486
Centrally Cleared	12,100,000	SEK	3-Month STIBO	Fixed 2.750	Annual	Quarterly	Sep 2031	2,347	(12,085)	(9,738)
Centrally Cleared	500,000	USD	Fixed 3.755	12-Month SOFR	Annual	Annual	Feb 2036	—	20,396	20,396
Centrally Cleared	100,000	USD	Fixed 4.052	12-Month SOFR	Annual	Annual	Feb 2056	—	7,274	7,274
Centrally Cleared	11,100,000	SGD	Fixed 2.000	6-Month SORA	Semiannual	Semiannual	Sep 2031	96,627	(70,795)	25,832
Centrally Cleared	3,000,000	USD	12-Month SOFR	Fixed 3.583	Annual	Annual	Aug 2030	—	(60,397)	(60,397)
Centrally Cleared	2,100,000	USD	12-Month SOFR	Fixed 3.587	Annual	Annual	Aug 2030	—	(41,930)	(41,930)
Centrally Cleared	2,400,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Jun 2033	36,359	62,178	98,537
Centrally Cleared	200,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Jun 2056	11,710	4,506	16,216
Centrally Cleared	1,000,000	USD	12-Month SOFR	Fixed 3.599	Annual	Annual	Aug 2030	—	(19,542)	(19,542)
Centrally Cleared	3,500,000	USD	12-Month SOFR	Fixed 3.629	Annual	Annual	Aug 2030	—	(64,394)	(64,394)
Centrally Cleared	3,000,000	USD	12-Month SOFR	Fixed 3.649	Annual	Annual	Aug 2030	—	(53,013)	(53,013)
Centrally Cleared	2,600,000	USD	12-Month SOFR	Fixed 3.574	Annual	Annual	Aug 2030	—	(53,162)	(53,162)
Centrally Cleared	2,700,000	AUD	6-Month BBSW	Fixed 5.000	Semiannual	Semiannual	Sep 2036	1,719	(13,046)	(11,327)
Centrally Cleared	4,800,000	CAD	Fixed 3.000	6-Month CORRA	Semiannual	Semiannual	May 2031	1,264	14,871	16,135
Centrally Cleared	9,700,000	NZD	3-Month NZDBB	Fixed 3.750	Semiannual	Quarterly	Sep 2029	(5,689)	(14,783)	(20,472)
Centrally Cleared	22,700,000	NZD	3-Month NZDBB	Fixed 3.750	Semiannual	Quarterly	Dec 2028	7,000	(39,004)	(32,004)
Centrally Cleared	3,700,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Sep 2031	108,127	40,881	149,008
Centrally Cleared	8,600,000	CAD	Fixed 2.750	6-Month CORRA	Semiannual	Semiannual	Jun 2031	47,976	51,434	99,410
Centrally Cleared	38,803,000	THB	3-Month THOR	Fixed 1.750	Quarterly	Quarterly	Sep 2031	(956)	(883)	(1,839)
Centrally Cleared	60,000	USD	12-Month SOFR	Fixed 4.000	Annual	Annual	Nov 2030	153	(469)	(316)
Centrally Cleared	30,000	USD	12-Month SOFR	Fixed 4.000	Annual	Annual	Nov 2030	77	(239)	(162)
Centrally Cleared	1,300,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2036	(923)	29,146	28,223
Centrally Cleared	48,700,000	THB	3-Month THOR	Fixed 2.000	Quarterly	Quarterly	Sep 2031	13,410	1,589	14,999
Centrally Cleared	650,000	CHF	12-Month SARON	Fixed 0.000	Annual	Annual	Mar 2028	(2,002)	(321)	(2,323)
Centrally Cleared	80,890,000	USD	Fixed 3.000	12-Month SOFR	Annual	Annual	Mar 2027	520,627	(24,545)	496,082
Centrally Cleared	500,000	USD	Fixed 3.954	12-Month SOFR	Annual	Annual	Nov 2054	—	44,330	44,330
Centrally Cleared	400,000	USD	Fixed 3.964	12-Month SOFR	Annual	Annual	Nov 2054	—	34,848	34,848
Centrally Cleared	200,000	USD	Fixed 3.959	12-Month SOFR	Annual	Annual	Nov 2054	—	17,600	17,600
Centrally Cleared	1,800,000	USD	Fixed 3.998	12-Month SOFR	Annual	Annual	Nov 2054	—	147,078	147,078
Centrally Cleared	100,000	USD	Fixed 4.116	12-Month SOFR	Annual	Annual	Nov 2054	—	6,279	6,279
Centrally Cleared	550,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	Feb 2035	—	9,650	9,650
Centrally Cleared	2,400,000	USD	Fixed 3.765	12-Month SOFR	Annual	Annual	Feb 2055	—	285,809	285,809
Centrally Cleared	200,000	USD	Fixed 3.773	12-Month SOFR	Annual	Annual	Mar 2055	—	23,589	23,589
Centrally Cleared	100,000	USD	Fixed 3.500	12-Month SOFR	Annual	Annual	Sep 2055	9,649	6,582	16,231
Centrally Cleared	4,900,000	USD	Fixed 3.250	12-Month SOFR	Annual	Annual	Jun 2035	280,067	82,553	362,620
Centrally Cleared	591,000	USD	Fixed 3.930	12-Month SOFR	Annual	Annual	Jun 2055	26,352	28,374	54,726
Centrally Cleared	761,000	USD	Fixed 3.960	12-Month SOFR	Annual	Annual	Jun 2055	30,126	36,649	66,775
Centrally Cleared	58,500,000	THB	Fixed 1.716	3-Month THOR	Quarterly	Quarterly	Sep 2031	—	5,599	5,599
Centrally Cleared	11,700,000	USD	Fixed 4.000	12-Month SOFR	Annual	Annual	May 2033	14,316	117,989	132,305
Centrally Cleared	3,650,000	USD	Fixed 4.250	12-Month SOFR	Annual	Annual	Nov 2052	107,846	48,430	156,276

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Interest Rate Swaps — (continued)
Counterparty (OTC)/ Centrally cleared	Notional amount	Currency	Payments made	Payments received	Fixed payment frequency	Floating payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value
Centrally Cleared	752,300,000	JPY	12-Month TONA	Fixed 2.000%	Annual	Annual	Sep 2031	$(4,761)	$(28,997)	$(33,758)
Centrally Cleared	338,400,000	JPY	Fixed 2.500%	12-Month TONA	Annual	Annual	Sep 2036	30,036	16,417	46,453
								$303,660	$343,916	$647,576

Credit Default Swaps - Buyer(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Notional amount(2)	Currency	USD notional amount(2)	Pay fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Centrally Cleared	ITrax Crossover Index Series 45	$15,700,000	EUR	$15,700,000	1.000%	Quarterly	Jun 2031	$(222,366)	$(157,755)	$(380,121)
Centrally Cleared	CDX Investment Grade Index Series 45	2,329,000	USD	2,329,000	1.000	Quarterly	Dec 2035	(26,284)	9,732	(16,552)
Centrally Cleared	CDX Investment Grade Index Series 45	24,600,000	USD	24,600,000	1.000	Quarterly	Jun 2036	8,706	(146,018)	(137,312)
				$42,629,000				$(239,944)	$(294,041)	$(533,985)

Credit Default Swaps - Seller(4)
Counterparty (OTC)/ Centrally cleared(1)	Reference obligation	Implied credit spread(5)	Notional amount(2)	Currency	USD notional amount(2)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(3)
Bank of America, N.A.	ITrax Crossover Index Series 44	0.5801	500,000	EUR	500,000	5.000%	Quarterly	Dec 2030	$98,653	$3,158	$101,811
Goldman Sachs International	ITrax Crossover Index Series 44	0.5801	700,000	EUR	700,000	5.000	Quarterly	Dec 2030	136,548	5,986	142,534
					$1,200,000				$235,201	$9,144	$244,345
Centrally Cleared	Ford Motor Co.	1.0187	700,000	USD	700,000	5.000	Quarterly	Dec 2029	73,115	14,010	87,125
Centrally Cleared	CDX Investment Grade Index Series 45	0.4822	32,067,000	USD	32,067,000	1.000	Quarterly	Dec 2030	769,548	(107,567)	661,981
Centrally Cleared	CDX Investment Grade Index Series 45	0.5278	191,780,000	USD	191,780,000	1.000	Quarterly	Jun 2031	3,640,473	325,595	3,966,068
					160,413,000				$4,483,136	$232,038	$4,715,174
					161,613,000				$4,718,337	$241,182	$4,959,519

Currency Swaps
Counterparty (OTC)/ Centrally cleared	Currency	Notional Amount Received	Currency	Notional Amount Delivered	Payments Received	Payments Made	Payment Frequency	Maturity Date	Upfront payment paid (received)	Unrealized Appreciation (Depreciation)	Value
Goldman Sachs Bank USA	JPY	910,000,000	USD	6,190,476	3-Month SOFR	3-Month TONAR	Quarterly	Sep 2031	$—	$35,211	$35,211
Goldman Sachs Bank USA	GBP	2,134,000	USD	2,838,000	3-Month SOFR	3-Month SONIA	Quarterly	Oct 2045	—	(13,263)	(13,263)
Goldman Sachs Bank USA	JPY	5,217,000,000	USD	33,658,065	3-Month SOFR	3-Month TONAR	Quarterly	Dec 2027	—	23,462	23,462
									$—	$45,410	$45,410

(1)
If the Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, thePortfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

(2)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(3)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

(4)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(5)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

BBSW—Bank Bill Swap Reference Rate
BRCDI—Brazilian Interbank Certificate of Deposit
CORRA—Canadian Overnight Repo Rate Average
ESTR—Euro Short-Term Rate
EURIBOR—Euro Interbank Offered Rate
KSDA—Korean Securities Dealers Association
NIBOR—Norwegian Interbank Offered Rate
NZDBB—New Zealand Bank Dollar Bill
PRIBO—Prague Interbank Offered Rate
SARON—Swiss Average Rate Overnight
SOFR—Secured Overnight Financing Rate
SONIA—Sterling Overnight Index Average
SORA—Singapore Overnight Rate Average
STIBO—Stockholm Interbank Offered Rate
THOR—Thai Overnight Repurchase Rate
TONA—Tokyo Overnight Average Rate
WIBOR—Warsaw Interbank Offered Rate

Written Options on Foreign Currency
Description	Counterparty (OTC)/Exchange-Traded	Currency	Strike price	Expiration date	Notional amount	Premium	Value	Unrealized Appreciation (Depreciation)
Calls
EUR vs. HUF	Bank of America, N.A.	EUR	390.74	10/16/2026	$1,230,000	$16,216	$3,530	$12,686
EUR vs. HUF	Bank of America, N.A.	EUR	387.25	10/20/2026	431,000	5,524	1,671	3,853
USD vs. JPY	Goldman Sachs Bank USA	USD	162.00	8/6/2026	2,002,500	10,380	851	9,529
						$32,120	$6,052	$26,068
Puts
USD vs. SGD	Bank of America, N.A.	USD	1.24	11/5/2026	1,062,000	7,583	849	6,734
						$39,703	$6,901	$32,802
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
31	Long	Australian 3 Year Bonds	September 2026	$2,269,626	$2,272,807	$3,181
11	Short	Australian 10 Year Bonds	September 2026	837,747	836,878	869
7	Short	Canada 10 Year Bonds	September 2026	598,949	593,116	5,833
13	Short	Canada 5 Year Bonds	September 2026	1,043,631	1,037,885	5,746
119	Short	Euro-BOBL	September 2026	15,762,471	15,621,675	140,796
185	Short	Euro-BUND	September 2026	26,878,899	26,530,057	348,842
214	Short	Euro-OAT	September 2026	29,494,261	28,904,646	589,615
197	Short	Euro-Schatz	September 2026	24,050,555	23,956,267	94,288
64	Short	Japan 10 Year Bonds	September 2026	51,269,810	51,113,919	155,891
71	Short	U.S. Treasury 2 Year Notes	September 2026	14,655,867	14,598,266	57,601
27	Short	U.S. Treasury Long Bonds	September 2026	2,979,244	2,924,437	54,807
37	Short	U.S. Treasury Ultra Bonds	September 2026	4,155,798	4,058,438	97,360
						$1,554,829

						Unrealized (Depreciation)
442	Long	3-Month EURIBOR	December 2026	$124,243,925	$123,874,325	$(369,600)
4	Long	Euro Buxl 30 Year Bonds	September 2026	502,847	488,105	(14,742)
192	Long	Euro-BTP	September 2026	26,193,961	25,731,662	(462,299)
67	Long	Long Gilt	September 2026	7,909,631	7,809,986	(99,645)
259	Long	U.S. Treasury 10 Year Notes	September 2026	28,265,738	27,972,001	(293,737)
120	Long	U.S. Treasury 5 Year Notes	September 2026	12,836,532	12,717,187	(119,345)
202	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	22,424,791	22,160,031	(264,760)
						$(1,624,128)
		Net Unrealized Appreciation (Depreciation)				$(69,299)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	17,600,000	USD	12,138,727	08/04/2026	$—	$(245,514)
	AUD	22,386,000	USD	15,676,672	09/02/2026	—	(67,133)
	BRL	59,521,330	USD	11,652,582	08/04/2026	—	(89,294)
	BRL	1,000,000	USD	182,983	10/02/2026	—	(11,628)
	CAD	522,000	USD	367,765	08/04/2026	—	(4,600)
	CAD	11,361,975	USD	8,104,937	09/02/2026	—	(10,055)
	CHF	153,000	USD	189,664	08/04/2026	413	—
	CHF	2,767,923	USD	3,416,794	09/02/2026	—	(17,750)
	CNY	278,800	USD	40,990	08/07/2026	—	(236)
	CZK	3,948,000	USD	185,379	09/18/2026	—	(2,670)
	DKK	224,260	USD	34,508	09/02/2026	—	(141)
	EUR	51,574,000	USD	58,843,009	08/04/2026	—	(629,540)
	GBP	2,265,000	USD	3,030,752	08/04/2026	—	(21,903)
	GBP	339,000	USD	453,573	09/02/2026	—	(3,302)
	HKD	16,413,000	USD	2,097,512	08/19/2026	3,545	—
	HUF	28,586,271	EUR	77,581	10/22/2026	—	(322)
	IDR	15,885,220,017	USD	883,602	08/03/2026	795	—
	IDR	55,229,756,043	USD	3,052,879	09/16/2026	1,922	—
	IDR	16,067,188,648	USD	878,651	12/16/2026	—	(1,932)
	ILS	236,375	USD	81,751	08/05/2026	4,413	—
	INR	124,219,440	USD	1,297,565	08/03/2026	—	(4,320)
	INR	392,941,327	USD	4,171,409	08/18/2026	56,822	—
	INR	397,017,957	USD	4,143,021	09/16/2026	—	(2,434)
	JPY	86,700,000	USD	534,882	08/04/2026	—	(10,041)
	KRW	3,043,262,804	USD	2,018,373	08/19/2026	—	(90,079)
	MXN	1,806,000	USD	102,096	09/17/2026	—	(1,795)
	NOK	114,151	USD	11,982	09/02/2026	—	(58)
	NZD	9,009,000	USD	5,292,104	09/02/2026	—	(19,469)
	PEN	577,248	USD	168,000	09/16/2026	—	(1,575)
	SEK	800,000	USD	82,189	08/04/2026	—	(1,825)
	SGD	11,152,192	USD	8,634,855	08/04/2026	—	(61,150)
	SGD	21,530,868	USD	16,796,249	09/02/2026	—	(27,038)
	THB	53,222,431	USD	1,600,341	09/16/2026	1,084	—
	USD	11,583,166	BRL	59,521,330	08/04/2026	158,710	—
	USD	11,453,582	BRL	59,299,200	10/02/2026	86,672	—
	USD	1,467,751	EUR	1,282,000	08/04/2026	10,587	—
	USD	665,439	GBP	499,000	08/04/2026	7,089	—
	USD	4,020,418	HUF	1,248,036,955	08/10/2026	—	(77,051)
	USD	878,651	IDR	15,885,220,017	08/03/2026	4,155	—
	USD	1,955,696	IDR	35,640,023,027	12/16/2026	—	(2,400)
	USD	1,310,000	INR	124,219,440	08/03/2026	—	(8,114)
	USD	4,106,772	INR	392,365,147	08/18/2026	1,781	—
	USD	10,727,166	INR	1,032,124,182	09/16/2026	49,739	—
	USD	718,963	JPY	117,200,000	08/04/2026	17,657	—
	USD	150,000	KRW	221,329,500	08/24/2026	3,363	—
	USD	257,356	MXN	4,545,000	09/17/2026	4,097	—
	USD	201,217	MXN	3,548,870	12/16/2026	1,458	—
	USD	2,362,711	SEK	22,527,013	09/02/2026	6,629	—
	USD	285,923	SGD	369,000	08/04/2026	1,808	—
	USD	533,244	THB	17,676,410	09/16/2026	—	(2,093)
	ZAR	14,672,572	USD	842,346	08/19/2026	—	(44,742)
						422,739	(1,460,204)
Goldman Sachs Bank USA	AUD	811,000	USD	562,656	08/04/2026	—	(8,004)
	BRL	37,593,353	USD	7,395,298	08/04/2026	—	(20,808)
	BRL	981,475	USD	192,000	09/02/2026	—	(164)
	BRL	8,552,298	USD	1,625,356	10/02/2026	—	(39,012)
	BRL	40,300,000	USD	7,351,364	04/02/2027	—	(203,675)
	CAD	10,841,932	USD	7,630,307	08/04/2026	—	(103,710)
	CHF	2,605,719	USD	3,236,419	08/04/2026	13,314	—
	DKK	224,076	USD	34,204	08/04/2026	—	(365)
	EUR	50,292,000	USD	57,750,178	09/02/2026	—	(310,729)
	GBP	11,605,000	USD	15,367,351	08/04/2026	—	(273,296)

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	IDR	28,336,945,121	USD	1,582,171	09/16/2026	$16,805	$—
	IDR	19,449,097,116	USD	1,071,918	12/16/2026	5,986	—
	INR	124,252,241	USD	1,286,282	08/03/2026	—	(15,948)
	INR	55,169,568	USD	578,962	09/16/2026	2,910	—
	JPY	449,533,403	USD	2,775,667	08/04/2026	—	(49,721)
	JPY	544,143,200	USD	3,402,450	09/02/2026	—	(25,244)
	KRW	1,083,754,014	USD	739,133	08/03/2026	—	(21,023)
	KRW	515,434,169	USD	350,814	08/10/2026	—	(6,854)
	MXN	7,850,000	USD	445,613	09/17/2026	—	(5,962)
	MYR	2,220,027	USD	545,461	08/12/2026	1,804	—
	NOK	114,321	USD	11,530	08/04/2026	—	(533)
	NZD	9,517,000	USD	5,409,199	08/04/2026	—	(196,789)
	PEN	19,113,606	USD	5,572,155	09/16/2026	—	(42,755)
	PLN	217,000	USD	57,035	10/23/2026	—	(1,053)
	THB	170,874,511	USD	5,276,942	09/16/2026	142,410	—
	THB	15,820,303	USD	473,733	12/16/2026	—	(5,519)
	USD	7,365,169	BRL	37,593,353	08/04/2026	50,937	—
	USD	822,650	BRL	4,234,426	09/02/2026	6,411	—
	USD	1,077,348	BRL	5,735,397	10/02/2026	38,821	—
	USD	182,400	EGP	9,147,360	08/10/2026	—	(4,065)
	USD	4,611,714	IDR	83,332,799,818	09/16/2026	—	(8,311)
	USD	1,297,908	INR	124,252,241	08/03/2026	4,322	—
	USD	995,299	INR	95,762,431	09/16/2026	4,602	—
	USD	1,286,282	INR	125,141,061	10/14/2026	16,877	—
	USD	269,523	JPY	43,400,000	08/04/2026	3,253	—
	USD	700,000	KRW	1,083,754,014	08/03/2026	60,156	—
	USD	340,000	KRW	514,802,503	08/10/2026	17,230	—
	USD	1,951,512	KRW	2,877,467,629	08/19/2026	42,073	—
	USD	8,354,516	MXN	145,553,375	09/17/2026	18,511	—
	USD	295,547	NZD	508,000	08/04/2026	3,690	—
	USD	4,045,889	PLN	15,290,229	08/10/2026	47,116	—
	USD	961,955	PLN	3,645,069	10/23/2026	13,784	—
	USD	2,399,549	SEK	23,325,378	08/04/2026	50,029	—
	USD	542,415	THB	17,919,371	09/16/2026	—	(3,964)
	USD	3,064,972	TRY	148,061,146	08/21/2026	5,710	—
	USD	69,151	TWD	2,212,826	08/17/2026	—	(527)
	USD	233,151	ZAR	3,855,000	08/21/2026	—	(119)
	ZAR	76,767,186	USD	4,677,416	08/21/2026	36,893	—
						603,644	(1,348,150)
Unrealized Appreciation (Depreciation)						$1,026,383	$(2,808,354)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNY—Chinese Yuan
CZK—Czech Koruna
DKK—Danish Krone
EGP—Egyptian Pound
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
HUF—Hungarian Forint
IDR—Indonesian Rupiah
ILS—Israeli New Sheqel
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
MXN—Mexican Peso
MYR—Malaysian Ringgit
NOK—Norwegian Krone
NZD—New Zealand Dollar
PEN—Peruvian Sol
PLN—Polish Zloty
SEK—Swedish Krona
SGD—Singapore Dollar
THB—Thailand Baht
TRY—New Turkish Lira
TWD—New Taiwan Dollar
USD—United States Dollar
ZAR—South African Rand

Industry Allocation*
U.S. Government & Agency Obligations	69.5%
Foreign Government Obligations	34.5
Collateralized Mortgage Obligations	12.1
Short-Term Investments	10.1
Banks	8.4
Other Asset Backed Securities	7.0
Repurchase Agreements	1.2

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Internet	1.2%
Investment Companies	1.1
Telecommunications	0.9
Auto Loan Receivables	0.5
Pharmaceuticals	0.4
Diversified Financial Services	0.4
Oil & Gas	0.4
Savings & Loans	0.2
Lodging	0.2
Health Care-Services	0.2
Electric	0.1
Pipelines	0.1
Real Estate	0.1
Municipal Securities	0.1
148.7%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$37,413,150	$—	$37,413,150
Asset Backed Securities	—	20,327,002	—	20,327,002
Collateralized Mortgage Obligations	—	33,118,067	—	33,118,067
U.S. Government & Agency Obligations	—	189,526,388	—	189,526,388
Foreign Government Obligations	—	94,202,996	—	94,202,996
Municipal Securities	—	207,582	—	207,582
Purchased Options	—	3,636	—	3,636
Short-Term Investments:
Unaffiliated Investment Companies	306,028	—	—	306,028
Other Short-Term Investments	—	27,380,550	—	27,380,550
Repurchase Agreements	—	3,300,000	—	3,300,000
Total Investments at Value	$306,028	$405,479,371	$—	$405,785,399
Other Financial Instruments:†
Swaps	$—	$6,669,335	$—	$6,669,335
Futures Contracts	1,554,829	—	—	1,554,829
Forward Foreign Currency Contracts	—	1,026,383	—	1,026,383
Written Options	—	32,802	—	32,802
Total Other Financial Instruments	$1,554,829	$7,728,520	$—	$9,283,349
LIABILITIES:
Forward Sales Contracts:
U.S. Government Agencies	$—	$28,948,312	$—	$28,948,312
Other Financial Instruments:†
Swaps	$—	$6,332,868	$—	$6,332,868
Futures Contracts	1,624,128	—	—	1,624,128
Forward Foreign Currency Contracts	—	2,808,354	—	2,808,354
Total Other Financial Instruments	$1,624,128	$9,141,222	$—	$10,765,350

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.

SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Collateralized Mortgage Obligations
Balance as of January 31, 2026	$2,994,306
Accrued Discounts	—
Accrued Premiums	—
Realized Gain	—
Realized Loss	—
Change in unrealized appreciation(1)	10,470
Change in unrealized depreciation(1)	—
Net purchases	—
Net sales	(253,694)
Transfers into Level 3	—
Transfers out of Level 3(2)	(2,751,082)
Balance as of July 31, 2026	$—
(1)
The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at July 31, 2026 includes:
Collateralized Mortgage Obligations
$—
Any differences between the change in appreciation (depreciation) in the Level 3 reconciliation and the total change in unrealized appreciation (depreciation) is attributable to securities sold/no longer held at July 31, 2026.
(2) Securities are now valued by a pricing vendor using Level 2 inputs.
At the end of the reporting period, Level 3 investments in securities were not considered a material portion of the Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 99.0%
Australia — 2.1%
AGL Energy, Ltd.	373,486	$2,173,680
Ampol, Ltd.	60,649	1,709,936
Aurizon Holdings, Ltd.	236,127	695,409
BHP Group, Ltd.	22,771	959,212
BlueScope Steel, Ltd.	51,148	1,176,590
Downer EDI, Ltd.	136,469	744,413
Fortescue, Ltd.	137,006	1,787,716
JB Hi-Fi, Ltd.	2,165	124,915
Rio Tinto, Ltd.	2,818	338,960
Sims, Ltd.	20,057	361,888
		10,072,719
Austria — 2.0%
ams-OSRAM AG†	57,640	1,142,431
OMV AG	53,368	3,904,642
Raiffeisen Bank International AG	31,226	2,143,767
voestalpine AG	45,363	2,345,062
		9,535,902
Belgium — 0.9%
Bekaert SA	11,733	539,851
Colruyt Group NV	3,991	179,905
Proximus SADP	120,628	893,797
Umicore SA	99,784	2,513,392
		4,126,945
Bermuda — 0.5%
Jardine Matheson Holdings, Ltd.	2,400	159,070
Kerry Properties, Ltd.	149,000	372,338
Skyworth Group, Ltd.†	1,060,000	588,417
Stolt-Nielsen, Ltd.	3,450	115,880
Yue Yuen Industrial Holdings, Ltd.	570,500	1,032,006
		2,267,711
Canada — 9.4%
Atco, Ltd., Class I	8,251	469,745
BCE, Inc.	159,600	3,462,165
BRP, Inc.	12,700	784,730
Canfor Corp.†	25,400	271,965
Empire Co., Ltd., Class A	37,600	1,376,221
Finning International, Inc.	10,800	715,711
Magna International, Inc.	158,809	10,891,249
Nutrien, Ltd.	95,900	6,619,313
Onex Corp.	5,881	450,310
Open Text Corp.	59,100	1,498,316
Suncor Energy, Inc.†	228,400	15,338,001
West Fraser Timber Co., Ltd.	41,500	2,687,427
		44,565,153
Cyprus — 0.2%
Frontline PLC	24,544	966,297
Denmark — 4.4%
AP Moller-Maersk A/S, Series B	7,276	19,529,333
D/S Norden A/S	20,614	1,072,846
H Lundbeck A/S	27,749	177,526
H Lundbeck A/S, Class A	6,058	33,638
		20,813,343
Finland — 2.1%
Fortum Oyj	84,699	1,923,725
Neste Oyj	55,633	1,977,829
Security Description	Shares or Principal Amount	Value

Finland (continued)
Outokumpu Oyj	271,019	$1,625,691
Sampo Oyj, Class A	388,511	4,312,756
		9,840,001
France — 2.5%
Carrefour SA	109,727	2,016,823
Cie Generale des Etablissements Michelin SCA	27,550	1,112,649
TotalEnergies SE	40,533	3,600,187
Valeo SE	305,248	5,251,155
		11,980,814
Germany — 6.9%
BASF SE	68,047	3,955,957
Bayer AG	451,304	25,011,436
Deutsche Post AG	7,545	502,305
Fresenius Medical Care AG	23,773	1,219,052
Hapag-Lloyd AG*	2,073	304,178
Mercedes-Benz Group AG	17,720	955,743
thyssenkrupp AG	13,858	192,898
Volkswagen AG (Preference Shares)	4,311	371,514
		32,513,083
Hong Kong — 2.7%
Cathay Pacific Airways, Ltd.	126,000	234,855
China Gas Holdings, Ltd.	570,400	444,568
CK Asset Holdings, Ltd.	414,500	2,531,232
Kingboard Holdings, Ltd.	183,500	902,678
New World Development Co., Ltd.†	1,063,000	933,778
SITC International Holdings Co., Ltd.	111,000	559,444
Sun Hung Kai Properties, Ltd.	67,000	1,054,120
Swire Pacific, Ltd., Class A	127,500	1,619,199
WH Group, Ltd.*	3,371,500	3,636,064
Wharf Holdings, Ltd.	179,000	448,982
Wharf Real Estate Investment Co., Ltd.	176,000	597,226
		12,962,146
Israel — 1.7%
ICL Group, Ltd.	139,785	718,585
Inmode, Ltd.†	17,221	260,726
Israel Corp., Ltd.	4,070	106,783
Oil Refineries, Ltd.	1,225,045	780,521
Orion Retail Properties, Ltd.†	1	0
Plus500, Ltd.	13,764	725,174
ZIM Integrated Shipping Services, Ltd.	215,632	5,431,770
		8,023,559
Italy — 1.2%
Enel SpA	130,357	1,472,919
Eni SpA	27,133	754,610
Telecom Italia SpA†	389,201	3,302,655
		5,530,184
Japan — 23.4%
AGC, Inc.	105,500	3,973,553
Aisin Corp.	112,600	1,569,464
Alfresa Holdings Corp.	64,400	937,759
Alps Alpine Co., Ltd.	101,000	1,395,177
Amada Co., Ltd.	70,200	1,202,494
Arcs Co., Ltd.	9,300	211,183
Bandai Namco Holdings, Inc.	3,800	110,004
Brother Industries, Ltd.	95,400	2,382,347
Canon Marketing Japan, Inc.	27,600	624,102
Canon, Inc.	22,400	621,583
Coca-Cola Bottlers Japan Holdings, Inc.	17,200	413,178

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
COMSYS Holdings Corp.	35,400	$1,168,174
Dai Nippon Printing Co., Ltd.	115,600	2,105,033
Daicel Corp.	29,300	267,654
Daido Steel Co, Ltd.	18,800	266,905
Daito Trust Construction Co., Ltd.	102,900	2,176,394
Denka Co., Ltd.	34,600	734,417
Denso Corp.	20,600	253,709
Dowa Holdings Co., Ltd.	13,600	706,357
Edion Corp.	48,900	742,958
Electric Power Development Co., Ltd.	50,200	1,198,850
EXEO Group, Inc.	24,400	402,138
Fujitsu, Ltd.	286,800	6,641,307
Hakuhodo DY Holdings, Inc.	41,000	335,791
Honda Motor Co., Ltd.	38,200	386,180
Isuzu Motors, Ltd.	160,200	2,415,210
Itoham Yonekyu Holdings, Inc.	13,700	422,021
Izumi Co., Ltd.	44,700	280,444
Japan Post Holdings Co., Ltd.	834,000	12,443,267
JFE Holdings, Inc.	16,400	187,581
JTEKT Corp.	57,800	793,784
Kaneka Corp.	8,100	289,266
Kansai Paint Co., Ltd.	23,700	422,269
Koito Manufacturing Co., Ltd.	12,800	214,831
Konica Minolta, Inc.	253,000	929,406
K's Holdings Corp.	96,700	1,147,045
Kuraray Co., Ltd.	26,800	308,415
Macnica Holdings, Inc.	7,700	156,784
MatsukiyoCocokara & Co.	57,900	921,507
Mazda Motor Corp.	316,700	2,347,162
Medipal Holdings Corp.	64,800	1,173,412
Megmilk Snow Brand Co, Ltd.	4,200	99,153
MEIJI Holdings Co., Ltd.	113,600	2,700,505
MISUMI Group, Inc.	38,200	921,918
Mitsubishi Chemical Group Corp.	631,800	4,649,251
Mitsubishi HC Capital, Inc.	28,600	265,024
Mitsubishi Motors Corp.	243,800	558,066
Mitsui Chemicals, Inc.	54,100	710,113
Nagase & Co., Ltd.	37,200	263,247
Nichirei Corp.	46,000	636,855
Nippon Express Holdings, Inc.	61,200	2,020,455
Nippon Paper Industries Co., Ltd.	34,000	294,304
Nippon Shokubai Co., Ltd.	60,100	812,791
Nippon Steel Corp.	65,200	264,994
NSK, Ltd.	102,300	728,250
NTT, Inc.	6,666,900	6,387,527
Ono Pharmaceutical Co., Ltd.	73,900	1,112,381
Persol Holdings Co., Ltd.	790,700	1,311,299
Recruit Holdings Co., Ltd.	36,800	2,892,670
Ricoh Co., Ltd.	65,400	650,250
Sankyu, Inc.	12,600	746,413
Santen Pharmaceutical Co., Ltd.	53,100	628,633
Seiko Epson Corp.	161,100	3,003,110
Seino Holdings Co., Ltd.	54,800	906,334
Sekisui Chemical Co., Ltd.	55,100	920,586
SG Holdings Co., Ltd.	137,500	1,366,640
Sharp Corp.†	176,600	685,278
Shimamura Co., Ltd.	23,700	498,058
Sompo Holdings, Inc.	39,600	1,761,276
Square Enix Holdings Co., Ltd.	35,700	619,425
Sugi Holdings Co., Ltd.	16,300	288,788
Sumitomo Chemical Co., Ltd.	476,700	1,565,390
Sumitomo Heavy Industries, Ltd.	21,400	692,889
Security Description	Shares or Principal Amount	Value

Japan (continued)
Sumitomo Rubber Industries, Ltd.	65,100	$918,461
Sundrug Co., Ltd.	3,700	87,849
Suzuken Co., Ltd.	33,800	1,077,944
Teijin, Ltd.	43,100	440,200
Toho Gas Co., Ltd.	27,300	199,433
Toho Holdings Co., Ltd.	5,000	125,980
Tohoku Electric Power Co., Inc.	78,800	585,085
Tokai Rika Co., Ltd.	12,600	249,263
Tokyo Gas Co., Ltd.	26,300	1,028,792
TOPPAN Holdings, Inc.	6,500	183,870
Tosoh Corp.	37,200	624,930
Toyo Seikan Group Holdings, Ltd.	48,800	1,242,981
Toyoda Gosei Co., Ltd.	34,200	1,182,377
Toyota Boshoku Corp.	38,000	530,936
Trend Micro, Inc.	17,800	711,723
TS Tech Co., Ltd.	13,100	151,489
Tsuruha Holdings, Inc.	41,905	637,748
United Super Markets Holdings, Inc.	13,600	70,277
Yamada Holdings Co., Ltd.	483,900	2,163,604
Yamaha Corp.	39,400	307,710
Yamato Holdings Co., Ltd.	138,700	1,796,664
Zeon Corp.	7,400	104,144
		110,662,448
Jersey — 0.0%
Glencore PLC	32,341	236,451
Luxembourg — 2.7%
ArcelorMittal SA	180,483	12,652,383
Netherlands — 7.3%
Akzo Nobel NV	57,865	4,044,825
JBS NV, Class A	96,768	1,356,688
Koninklijke Ahold Delhaize NV	368,122	14,529,017
Koninklijke Philips NV	86,294	2,271,866
Randstad NV	109,672	4,616,188
Signify NV*	106,230	1,811,350
Stellantis NV†	1,069,552	6,137,581
		34,767,515
New Zealand — 0.1%
Fletcher Building, Ltd.†	93,433	200,384
Spark New Zealand, Ltd.	182,184	206,064
		406,448
Norway — 4.8%
Aker Solutions ASA	40,779	182,006
Elkem ASA*†	52,522	171,915
Equinor ASA	420,475	17,282,772
Hoegh Autoliners ASA	20,863	370,841
Telenor ASA	81,322	1,145,064
Wallenius Wilhelmsen ASA	15,218	237,120
Yara International ASA	67,743	3,190,333
		22,580,051
Singapore — 0.7%
ComfortDelGro Corp., Ltd.	458,600	479,317
Hafnia, Ltd.	60,675	465,631
Hutchison Port Holdings Trust	1,591,200	307,205
Jardine Cycle & Carriage, Ltd.	5,800	132,998
JOYY, Inc. ADR	16,369	1,204,267
UOL Group, Ltd.	80,600	622,570
Venture Corp., Ltd.	18,000	224,478
		3,436,466

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Spain — 3.8%
Endesa SA	43,424	$2,121,433
Mapfre SA	241,452	1,235,796
Repsol SA	314,228	9,663,150
Telefonica SA	1,156,551	4,780,413
		17,800,792
Sweden — 1.9%
Electrolux AB, Class B†	414,769	1,211,712
Husqvarna AB, Class B	179,836	735,603
Intrum AB†	41,284	13,947
Peab AB, Class B	46,361	459,168
SKF AB, Class B	41,647	1,130,083
SSAB AB, Class A	303,161	3,193,194
SSAB AB, Class B	115,711	1,218,155
Tele2 AB, Class B	44,472	771,648
Telefonaktiebolaget LM Ericsson, Class B	21,690	216,331
		8,949,841
Switzerland — 2.2%
Adecco Group AG	153,092	4,273,214
Kuehne & Nagel International AG	6,743	1,716,418
Roche Holding AG	9,645	4,217,102
		10,206,734
United Kingdom — 15.5%
Aberdeen Group PLC	732,983	2,380,357
British American Tobacco PLC	108,273	6,573,350
Centrica PLC	1,266,707	2,645,485
Currys PLC	671,294	1,520,078
Evraz PLC†(1)	204,785	0
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
GSK PLC	751,051	$19,446,789
HSBC Holdings PLC (LSE)	30,651	657,587
Imperial Brands PLC	94,226	3,576,468
J Sainsbury PLC	361,271	1,749,391
Johnson Matthey PLC	57,299	1,539,914
Kingfisher PLC	1,074,164	4,476,245
M&G PLC	946,543	4,567,691
Mondi PLC	58,265	701,571
Rio Tinto PLC	6,576	644,443
Shell PLC (LSE)	60,898	2,794,800
Vodafone Group PLC	12,643,182	20,070,174
		73,344,343
TOTAL INVESTMENTS (cost $384,892,137)(2)	99.0%	468,241,329
Other assets less liabilities	1.0	4,498,878
NET ASSETS	100.0%	$472,740,207

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PIMCO RAE International Value Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $5,923,507 representing 1.3% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
LSE—London Stock Exchange

Industry Allocation*
Oil & Gas	12.3%
Pharmaceuticals	11.3
Telecommunications	8.7
Transportation	8.3
Chemicals	7.3
Food	6.1
Iron/Steel	5.4
Insurance	5.2
Auto Parts & Equipment	4.8
Commercial Services	3.3
Retail	2.9
Auto Manufacturers	2.8
Agriculture	2.2
Electric	2.2
Real Estate	2.1
Building Materials	1.4
Computers	1.4
Office/Business Equipment	1.1
Electrical Components & Equipment	1.0
Diversified Financial Services	0.8
Gas	0.7
Metal Fabricate/Hardware	0.7
Banks	0.6
Health Care-Products	0.6
Mining	0.5
Engineering & Construction	0.5
Home Furnishings	0.5
Internet	0.5
Software	0.4
Hand/Machine Tools	0.4

SunAmerica Series Trust SA PIMCO RAE International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Forest Products & Paper	0.4%
Electronics	0.3
Packaging & Containers	0.3
Health Care-Services	0.3
Leisure Time	0.3
Semiconductors	0.2
Apparel	0.2
Home Builders	0.2
Miscellaneous Manufacturing	0.1
Machinery-Diversified	0.1
Private Equity	0.1
Beverages	0.1
Advertising	0.1
Distribution/Wholesale	0.1
Airlines	0.1
Holding Companies-Diversified	0.1
99.0%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$44,565,153	$—	$—	$44,565,153
Cyprus	966,297	—	—	966,297
Israel	5,692,496	2,331,063	—	8,023,559
Netherlands	1,356,688	33,410,827	—	34,767,515
Singapore	1,204,267	2,232,199	—	3,436,466
Other Countries	—	376,482,339	—	376,482,339
Total Investments at Value	$53,784,901	$414,456,428	$—	$468,241,329

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 96.8%
Advertising — 0.9%
Neptune Bidco. US, Inc.
9.29%, 04/15/2029*	$934,000	$951,600
9.50%, 02/15/2033*	1,035,000	1,054,328
		2,005,928
Aerospace/Defense — 0.3%
ATI, Inc.
		693,274
Airlines — 0.4%
Air Canada
3.88%, 08/15/2026*	485,000	484,423
WestJet An Alberta Partnership
8.00%, 02/14/2031*	554,726	546,409
		1,030,832
Auto Manufacturers — 0.5%
Nissan Motor Co., Ltd.
4.81%, 09/17/2030*	380,000	352,240
8.13%, 07/17/2035*	815,000	859,954
		1,212,194
Auto Parts & Equipment — 1.8%
American Axle & Manufacturing, Inc.
6.38%, 10/15/2032*	522,000	519,214
7.75%, 10/15/2033*	650,000	640,069
Cyprium Corp./Cyprium Holdings Luxembourg SARL
6.13%, 04/15/2031*	667,000	661,084
6.38%, 04/15/2034*	314,000	309,350
IHO Verwaltungs GmbH
7.38%, 05/15/2033*(1)	871,027	902,837
ZF North America Capital, Inc.
6.88%, 04/23/2032*	1,235,000	1,213,349
		4,245,903
Banks — 0.6%
Walker & Dunlop, Inc.
		1,522,101
Biotechnology — 0.5%
BioMarin Pharmaceutical, Inc.
		1,235,074
Chemicals — 1.5%
Bond US Bidco. 1, Inc./Bidco. 2/Bidco. 3/German Bidco. 1 GmbH/German Bidco. 2
7.13%, 06/15/2033*	850,000	855,254
FMC Corp.
8.00%, 06/01/2031*	440,000	454,973
8.45%, 11/01/2055	1,780,000	1,338,846
Methanex Corp.
5.13%, 10/15/2027	240,000	240,346
Methanex US Operations, Inc.
6.25%, 03/15/2032*	635,000	641,274
		3,530,693
Commercial Services — 3.2%
EquipmentShare.com, Inc.
7.13%, 07/01/2034*	570,000	544,422
8.00%, 03/15/2033*	617,000	621,672
8.63%, 05/15/2032*	1,009,000	1,031,933
Herc Holdings, Inc.
7.00%, 06/15/2030*	188,000	193,879
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
7.25%, 06/15/2033*	$875,000	$902,878
Hertz Corp.
12.63%, 07/15/2029*	1,186,000	773,519
Mobius Merger Sub, Inc.
9.00%, 06/01/2030*	1,637,000	1,120,356
Shift4 Payments LLC/Shift4 Payments Finance Sub, Inc.
6.75%, 08/15/2032*	1,207,000	1,208,709
WEX, Inc.
6.50%, 03/15/2033*	1,182,000	1,174,451
		7,571,819
Computers — 0.8%
CACI International, Inc.
6.38%, 06/15/2033*	880,000	886,810
Fortress Intermediate 3, Inc.
7.50%, 06/01/2031*	945,000	961,520
		1,848,330
Cosmetics/Personal Care — 1.5%
Edgewell Personal Care Co.
4.13%, 04/01/2029*	1,390,000	1,337,525
Perrigo Finance Unlimited Co.
6.13%, 09/30/2032	1,295,000	1,230,345
Prestige Brands, Inc.
6.25%, 07/15/2034*	925,000	927,612
		3,495,482
Distribution/Wholesale — 1.2%
ADI Global Distribution Funding LLC
7.13%, 07/15/2034*	694,000	707,494
Dealer Tire Financial LLC
10.38%, 10/01/2031*	846,000	821,671
Veritiv Operating Co.
10.50%, 11/30/2030*	1,250,000	1,282,412
		2,811,577
Diversified Financial Services — 7.6%
Air Lease Corp.
4.13%, 12/15/2026(2)	515,000	507,227
8.26%, 09/15/2026(2)	947,000	949,335
Ally Financial, Inc.
6.65%, 01/17/2040	590,000	576,316
6.70%, 02/14/2033	566,000	576,937
Champions Financing, Inc.
8.75%, 02/15/2029*	1,455,000	1,439,730
Credit Acceptance Corp.
6.63%, 03/15/2030*	425,000	424,543
9.25%, 12/15/2028*	755,000	781,586
Figure Technology Solutions, Inc.
8.50%, 07/31/2031*	1,310,000	1,289,360
Focus Financial Partners LLC
6.75%, 09/15/2031*	1,165,000	1,157,719
goeasy, Ltd.
6.88%, 05/15/2030*	1,185,000	1,071,788
6.88%, 02/15/2031*	828,000	740,553
7.63%, 07/01/2029*	650,000	617,160
Jane Street Group/JSG Finance, Inc.
6.13%, 11/01/2032*	626,000	622,870
6.75%, 05/01/2033*	333,000	339,367
7.13%, 04/30/2031*	590,000	608,894
Phoenix Aviation Capital, Ltd.
9.25%, 07/15/2030*	1,495,000	1,547,814
Planet Financial Group LLC
10.50%, 12/15/2029*	684,000	667,389

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Diversified Financial Services (continued)
Rfna LP
7.88%, 02/15/2030*	$1,430,000	$1,429,499
Rocket Cos., Inc.
6.13%, 08/01/2031*	558,000	560,543
6.50%, 06/15/2034*	144,000	145,138
SLM Corp.
6.50%, 05/15/2032	845,000	841,974
VFH Parent LLC/Valor Co.-Issuer, Inc.
7.50%, 06/15/2031*	995,000	1,031,750
		17,927,492
Electric — 3.6%
Clearway Energy Operating LLC
3.75%, 01/15/2032*	1,041,000	934,468
NRG Energy, Inc.
3.63%, 02/15/2031*	850,000	783,215
5.25%, 06/15/2029*	374,000	370,452
5.75%, 01/15/2034*	250,000	243,476
5.88%, 05/15/2034*	750,000	736,275
6.00%, 01/15/2036*	200,000	195,675
Pattern Energy Operations LP/Pattern Energy Operations, Inc.
4.50%, 08/15/2028*	1,220,000	1,191,347
Talen Energy Supply LLC
6.25%, 02/01/2034*	698,000	684,606
6.38%, 05/01/2033*	265,000	260,974
6.50%, 02/01/2036*	698,000	689,293
XPLR Infrastructure Operating Partners LP
7.25%, 01/15/2029*	1,363,000	1,405,645
7.75%, 04/15/2034*	537,000	562,363
8.38%, 01/15/2031*	348,000	369,864
		8,427,653
Electrical Components & Equipment — 0.3%
EnerSys
4.38%, 12/15/2027*	635,000	627,370
6.63%, 01/15/2032*	159,000	160,901
		788,271
Electronics — 0.9%
Ingram Micro, Inc.
4.75%, 05/15/2029*	1,115,000	1,084,962
TTM Technologies, Inc.
4.00%, 03/01/2029*	1,035,000	994,449
		2,079,411
Entertainment — 3.1%
Banijay Entertainment SASU
8.13%, 05/01/2029*	1,195,000	1,221,717
Flutter Treasury DAC
5.88%, 06/04/2031*	1,190,000	1,172,300
Light & Wonder International, Inc.
6.25%, 10/01/2033*	1,245,000	1,223,213
Ontario Gaming GTA LP/OTG Co.-Issuer, Inc.
8.00%, 08/01/2030*	1,525,000	1,525,230
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	860,000	837,802
Voyager Parent LLC
9.25%, 07/01/2032*	1,187,000	1,261,161
		7,241,423
Security Description	Shares or Principal Amount	Value

Environmental Control — 0.7%
Clean Harbors, Inc.
5.75%, 10/15/2033*	$1,230,000	$1,222,844
GFL Environmental Holdings US, Inc.
5.50%, 02/01/2034*	482,000	445,877
		1,668,721
Food — 3.3%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC
5.75%, 03/31/2034*	1,819,000	1,691,201
6.25%, 03/15/2033*	555,000	537,557
Industrial F&B Investments III, Inc.
7.75%, 02/11/2033*	1,265,000	1,284,361
Land O'Lakes Capital Trust I
7.45%, 03/15/2028*	905,000	923,100
Performance Food Group, Inc.
5.63%, 03/01/2034*	999,000	969,027
Post Holdings, Inc.
6.25%, 10/15/2034*	1,570,000	1,526,459
US Foods, Inc.
5.75%, 04/15/2033*	955,000	944,895
		7,876,600
Health Care-Products — 0.8%
Avantor Funding, Inc.
3.88%, 11/01/2029*	1,110,000	1,058,914
Teleflex, Inc.
5.88%, 01/15/2032*	950,000	941,784
		2,000,698
Health Care-Services — 3.5%
Charles River Laboratories International, Inc.
4.00%, 03/15/2031*	1,310,000	1,222,032
Concentra Health Services, Inc.
6.88%, 07/15/2032*	923,000	949,118
Molina Healthcare, Inc.
3.88%, 05/15/2032*	579,000	517,759
6.25%, 01/15/2033*	700,000	692,207
Sotera Health Holdings LLC
7.38%, 06/01/2031*	1,149,000	1,189,971
Star Parent, Inc.
9.00%, 10/01/2030*	1,475,000	1,548,920
Tenet Healthcare Corp.
5.50%, 11/15/2032*	1,144,000	1,126,369
6.00%, 11/15/2033*	885,000	887,831
		8,134,207
Home Builders — 0.9%
Ashton Woods USA LLC/Ashton Woods Finance Co.
6.88%, 08/01/2033*	960,000	957,763
Mattamy Group Corp.
6.00%, 12/15/2033*	1,210,000	1,151,768
		2,109,531
Insurance — 3.3%
Acrisure LLC/Acrisure Finance, Inc.
6.75%, 07/01/2032*	1,304,000	1,198,111
7.50%, 11/06/2030*	250,000	241,790
Alliant Holdings Intermediate LLC/Alliant Holdings Co.-Issuer
6.50%, 10/01/2031*	1,175,000	1,174,008
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	1,490,000	1,507,323
8.38%, 02/01/2034*	1,609,000	1,465,972

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Insurance (continued)
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance
7.13%, 05/15/2031*	$946,000	$954,022
CRC Insurance Group LLC
7.13%, 06/01/2031*	1,250,000	1,247,646
		7,788,872
Internet — 2.6%
Arches Buyer, Inc.
9.00%, 08/15/2031*	728,000	731,794
Gen Digital, Inc.
6.25%, 04/01/2033*	510,000	502,044
6.75%, 09/30/2027*	437,000	437,672
7.13%, 09/30/2030*	275,000	279,179
GrubHub Holdings, Inc.
13.00%, 07/31/2030*(1)	1,275,542	1,074,488
Match Group Holdings II LLC
3.63%, 10/01/2031*	289,000	258,033
4.13%, 08/01/2030*	517,000	483,722
6.13%, 09/15/2033*	460,000	447,876
Wayfair LLC
6.75%, 11/15/2032*	1,235,000	1,257,242
7.13%, 05/31/2034*	550,000	565,010
		6,037,060
Investment Companies — 0.7%
HA Sustainable Infrastructure Capital, Inc.
6.75%, 07/15/2035	337,000	344,321
7.13%, 11/15/2056	571,000	575,367
8.00%, 06/01/2056	775,000	813,554
		1,733,242
Iron/Steel — 1.9%
Cleveland-Cliffs, Inc.
7.00%, 03/15/2032*	1,255,000	1,257,629
7.38%, 05/01/2033*	350,000	353,749
Commercial Metals Co.
3.88%, 02/15/2031	1,045,000	972,793
Mineral Resources, Ltd.
6.00%, 05/01/2032*	465,000	456,460
6.25%, 05/01/2034*	465,000	453,217
8.50%, 05/01/2030*	371,000	382,554
9.25%, 10/01/2028*	522,000	536,899
		4,413,301
Leisure Time — 2.0%
Carnival Corp.
5.75%, 08/01/2032*	1,050,000	1,040,323
6.13%, 02/15/2033*	475,000	475,023
NCL Corp., Ltd.
5.88%, 01/15/2031*	135,000	129,023
6.25%, 09/15/2033*	56,000	53,231
6.75%, 02/01/2032*	2,235,000	2,190,665
Royal Caribbean Cruises, Ltd.
6.00%, 02/01/2033*	705,000	710,717
		4,598,982
Lodging — 2.6%
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
4.88%, 07/01/2031*	1,272,000	1,176,499
Melco Resorts Finance, Ltd.
5.38%, 12/04/2029*	757,000	731,838
Security Description	Shares or Principal Amount	Value

Lodging (continued)
5.75%, 07/21/2028*	$304,000	$301,308
MGM China Holdings, Ltd.
6.25%, 05/15/2033*	845,000	812,861
Station Casinos LLC
6.63%, 03/15/2032*	1,399,000	1,413,648
Travel & Leisure Co.
6.13%, 09/01/2033*	1,514,000	1,486,709
6.25%, 06/01/2031*	140,000	140,215
		6,063,078
Machinery-Construction & Mining — 0.5%
Solaris Energy Infrastructure LLC
		1,188,609
Machinery-Diversified — 0.4%
Esab Corp.
		992,849
Media — 6.0%
Cable One, Inc.
4.00%, 11/15/2030*	1,463,000	543,936
CCO Holdings LLC/CCO Holdings Capital Corp.
4.25%, 01/15/2034*	1,040,000	849,147
5.38%, 06/01/2029*	583,000	566,189
7.00%, 02/01/2033*	955,000	915,206
CSC Holdings LLC
4.13%, 12/01/2030*	695,000	388,714
4.50%, 11/15/2031*	206,000	114,105
6.50%, 02/01/2029*	1,470,000	832,279
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
9.25%, 06/01/2032*	1,255,000	1,284,223
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	1,330,000	924,350
Nexstar Media, Inc.
7.25%, 04/15/2034*	2,009,000	2,013,502
Paramount Global
6.25%, 02/28/2057	794,000	616,568
6.38%, 03/30/2062	575,000	475,625
Sirius XM Radio LLC
4.00%, 07/15/2028*	886,000	861,800
5.88%, 04/15/2032*	655,000	642,736
Sunrise FinCo I BV
4.88%, 07/15/2031*	870,000	815,661
Univision Communications, Inc.
7.38%, 06/30/2030*	199,000	198,136
8.50%, 07/31/2031*	1,500,000	1,496,680
9.38%, 08/01/2032*	565,000	564,341
		14,103,198
Metal Fabricate/Hardware — 0.3%
Advanced Drainage Systems, Inc.
		731,069
Mining — 1.8%
Capstone Copper Corp.
6.75%, 03/31/2033*	1,540,000	1,543,457
First Quantum Minerals, Ltd.
6.38%, 02/15/2036*	840,000	812,822
Hudbay Minerals, Inc.
6.13%, 04/01/2029*	750,000	752,555
Novelis Corp.
6.38%, 08/15/2033*	1,232,000	1,229,749
		4,338,583

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Oil & Gas — 5.6%
California Resources Corp.
7.25%, 01/15/2035*	$1,190,000	$1,175,813
Crescent Energy Finance LLC
7.38%, 01/15/2033*	490,000	492,213
7.63%, 04/01/2032*	662,000	668,983
7.88%, 04/15/2032*	385,000	392,076
DBR Land Holdings LLC
6.25%, 12/01/2030*	905,000	912,774
Hilcorp Energy I LP/Hilcorp Finance Co.
6.00%, 02/01/2031*	465,000	453,282
6.25%, 04/15/2032*	270,000	262,103
7.25%, 02/15/2035*	830,000	823,220
Murphy Oil Corp.
6.50%, 02/15/2034	1,280,000	1,265,718
Northern Oil & Gas, Inc.
7.88%, 10/15/2033*	1,180,000	1,180,845
SM Energy Co.
6.63%, 04/15/2034*	255,000	253,426
8.63%, 11/01/2030*	735,000	771,557
9.63%, 06/15/2033*	125,000	137,503
Sunoco LP
5.63%, 03/15/2031*	130,000	128,311
5.88%, 03/15/2034*	1,085,000	1,061,945
7.25%, 05/01/2032*	190,000	195,890
Talos Production, Inc.
8.00%, 07/15/2034*	457,000	461,486
9.38%, 02/01/2031*	787,000	829,750
Valaris, Ltd.
8.38%, 04/30/2030*	922,000	954,548
Wildfire Intermediate Holdings LLC
7.50%, 10/15/2029*	825,000	849,913
		13,271,356
Oil & Gas Services — 1.5%
Archrock Partners LP/Archrock Partners Finance Corp.
6.63%, 09/01/2032*	475,000	481,802
Archrock Services LP/Archrock Partners Finance Corp.
6.00%, 02/01/2034*	740,000	724,208
Kodiak Gas Services LLC
5.88%, 04/01/2031*	996,000	984,806
6.50%, 10/01/2033*	234,000	233,697
6.75%, 10/01/2035*	240,000	241,823
WBI Operating LLC
6.25%, 10/15/2030*	430,000	429,923
6.50%, 10/15/2033*	530,000	529,057
		3,625,316
Packaging & Containers — 2.1%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
6.25%, 01/30/2031*	1,190,000	1,198,023
Clydesdale Acquisition Holdings, Inc.
6.75%, 04/15/2032*	240,000	228,553
8.75%, 04/15/2030*	987,000	943,280
Crown Americas LLC
5.88%, 06/01/2033	580,000	578,819
Silgan Holdings, Inc.
4.13%, 02/01/2028	744,000	733,050
Sword Purchaser LLC
8.25%, 04/15/2033*	1,251,000	1,279,566
		4,961,291
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.8%
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	$871,000	$810,021
7.75%, 05/01/2033*	959,000	965,078
		1,775,099
Pipelines — 6.4%
Antero Midstream Partners LP/Antero Midstream Finance Corp.
5.75%, 01/15/2028*	521,000	520,600
Delek Logistics Partners LP/Delek Logistics Finance Corp.
6.88%, 06/01/2034*	495,000	497,383
7.38%, 06/30/2033*	1,009,000	1,031,855
Excelerate Energy LP
8.00%, 05/15/2030*	1,015,000	1,063,398
Genesis Energy LP/Genesis Energy Finance Corp.
6.75%, 03/15/2034	95,000	94,751
7.88%, 05/15/2032	450,000	464,775
8.00%, 05/15/2033	395,000	410,925
8.88%, 04/15/2030	522,000	544,977
Harvest Midstream I LP
6.75%, 05/15/2034*	1,510,000	1,516,011
Howard Midstream Energy Partners LLC
6.63%, 01/15/2034*	910,000	920,151
6.63%, 01/15/2035*	277,000	276,848
7.38%, 07/15/2032*	280,000	289,426
ITT Holdings LLC
6.50%, 08/01/2029*	1,885,000	1,863,819
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.13%, 02/15/2029*	469,000	480,764
8.38%, 02/15/2032*	808,000	840,228
Venture Global Calcasieu Pass LLC
6.00%, 05/01/2036*	705,000	696,765
Venture Global LNG, Inc.
6.38%, 12/15/2034*	490,000	477,220
6.63%, 06/15/2036*	615,000	602,739
8.38%, 06/01/2031*	1,211,000	1,251,930
Venture Global Plaquemines LNG LLC
7.75%, 05/01/2035*	1,035,000	1,147,041
		14,991,606
Real Estate — 0.4%
Cushman & Wakefield US Borrower LLC
6.75%, 05/15/2028*	270,000	269,995
Greystar Real Estate Partners LLC
7.75%, 09/01/2030*	748,000	774,245
		1,044,240
REITS — 2.7%
Arbor Realty SR, Inc.
7.88%, 07/15/2030*	1,510,000	1,373,027
Blackstone Mtg. Trust, Inc.
7.75%, 12/01/2029*	1,194,000	1,233,896
Iron Mountain, Inc.
6.25%, 01/15/2035*	870,000	859,050
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp.
4.25%, 02/01/2027*	243,000	241,741
4.75%, 06/15/2029*	220,000	214,253
7.00%, 07/15/2031*	237,000	244,969
RHP Hotel Properties LP/RHP Finance Corp.
5.75%, 03/15/2034*	1,005,000	984,176
Starwood Property Trust, Inc.
5.88%, 08/15/2029*	294,000	294,492

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
REITS (continued)
6.13%, 06/01/2031*	$268,000	$267,366
6.50%, 07/01/2030*	678,000	688,600
		6,401,570
Retail — 4.1%
Academy, Ltd.
5.88%, 05/15/2031*	850,000	840,829
FirstCash, Inc.
5.63%, 01/01/2030*	32,000	31,502
6.13%, 05/01/2034*	1,435,000	1,414,614
6.88%, 03/01/2032*	68,000	68,977
LBM Acquisition LLC
9.50%, 06/15/2031*	1,360,000	1,138,524
Murphy Oil USA, Inc.
4.75%, 09/15/2029	445,000	437,090
5.88%, 06/01/2034*	1,005,000	995,748
Park River Holdings, Inc.
8.00%, 03/15/2031*	979,000	974,514
8.75%, 12/31/2030*	529,557	486,975
Petco Health & Wellness Co., Inc.
8.25%, 02/01/2031*	975,000	978,115
PetSmart LLC/PetSmart Finance Corp.
7.50%, 09/15/2032*	395,000	399,111
10.00%, 09/15/2033*	670,000	666,592
QXO Building Products, Inc.
6.50%, 07/15/2031*	192,000	192,778
6.75%, 04/30/2032*	741,000	756,754
6.88%, 07/15/2034*	192,000	192,287
		9,574,410
Semiconductors — 0.8%
Amkor Technology, Inc.
5.88%, 10/01/2033*	960,000	933,803
Entegris, Inc.
5.95%, 06/15/2030*	940,000	940,312
		1,874,115
Software — 2.8%
AthenaHealth Group, Inc.
6.50%, 02/15/2030*	782,000	754,300
CoreWeave, Inc.
9.63%, 07/15/2032*	695,000	622,047
9.75%, 10/01/2031*	1,022,000	927,325
OAK-Eagle Acquireco, Inc.
8.75%, 07/01/2034*	1,358,000	1,430,635
Rackspace Finance LLC
3.50%, 05/15/2028*	1,914,825	1,685,046
UKG, Inc.
6.88%, 02/01/2031*	1,200,000	1,175,715
		6,595,068
Telecommunications — 8.8%
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	1,244,000	1,216,021
APLD ComputeCo. 3 LLC
7.00%, 06/15/2031*	317,000	309,162
Bell Telephone Co. of Canada or Bell Canada
6.88%, 09/15/2055	578,000	582,814
7.00%, 09/15/2055	635,000	640,055
Black Pearl Compute LLC
6.13%, 02/15/2031*	1,345,000	1,342,746
C&W Senior Finance, Ltd.
9.00%, 01/15/2033*	910,000	924,565
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Connect Finco Sarl/Connect US Finco LLC
9.00%, 09/15/2029*	$855,000	$896,877
Core Scientific Finance I LLC
7.75%, 05/15/2031*	1,425,000	1,395,396
ELK Grove Village Property LLC
7.50%, 06/15/2031*	835,000	804,316
Flash Compute LLC
7.25%, 12/31/2030*	1,210,000	1,221,885
Galaxy Helios Data Centers II LLC
9.88%, 08/01/2031*	1,485,000	1,489,039
Iliad Holding SAS
7.00%, 04/15/2032*	1,225,000	1,235,589
Iliad Holding SASU
8.50%, 04/15/2031*	819,000	861,507
Meridian Arc Holdco LLC
6.25%, 04/30/2031*	1,465,000	1,407,620
PR RNO Property Owner 1 LLC
6.50%, 05/01/2031*	1,475,000	1,388,888
Rogers Communications, Inc.
7.00%, 04/15/2055	504,000	507,024
7.13%, 04/15/2055	530,000	534,904
Sable International Finance, Ltd.
7.13%, 10/15/2032*	981,000	968,921
Stingray Compute LLC
6.00%, 06/15/2031*	305,000	297,551
Viasat, Inc.
7.50%, 05/30/2031*	831,000	830,788
Zayo Group Holdings, Inc.
13.75%, 09/09/2030*(1)	1,830,993	1,794,373
		20,650,041
Transportation — 0.8%
Star Leasing Co. LLC
7.63%, 02/15/2030*	871,000	847,868
Stonepeak Nile Parent LLC
7.25%, 03/15/2032*	1,028,000	1,059,614
		1,907,482
Total Corporate Bonds & Notes (cost $231,538,195)		228,117,651
ESCROWS AND LITIGATION TRUSTS — 0.0%
Hi-Crush, Inc. †(3) (cost $0)	142	0
Total Long-Term Investment Securities (cost $231,538,195)		228,117,651
SHORT-TERM INVESTMENTS — 1.3%
Unaffiliated Investment Companies — 1.3%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(4) (cost $3,063,776)	3,063,776	3,063,776
TOTAL INVESTMENTS (cost $234,601,971)(5)	98.1%	231,181,427
Other assets less liabilities	1.9	4,542,948
NET ASSETS	100.0%	$235,724,375

*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA PineBridge High-Yield Bond Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $209,645,571 representing 88.9% of net assets.

†	Non-income producing security

SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

(1)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(2)	Perpetual maturity - maturity date reflects the next call date.
(3)	Securities classified as Level 3 (see Note 2).
(4)	The rate shown is the 7-day yield as of July 31, 2026.
(5)	See Note 4 for cost of investments on a tax basis.

DAC—Designated Activity Company
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Corporate Bonds & Notes	$—	$228,117,651	$—	$228,117,651
Escrows and Litigation Trusts	—	—	0	0
Short-Term Investments	3,063,776	—	—	3,063,776
Total Investments at Value	$3,063,776	$228,117,651	$0	$231,181,427

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.6%
Australia — 8.4%
ANZ Group Holdings, Ltd.	176,535	$4,618,727
BHP Group, Ltd.	155,786	6,562,374
Mirvac Group	1,426,498	1,791,717
Qantas Airways, Ltd.	654,562	4,555,506
QBE Insurance Group, Ltd.	423,531	7,369,902
Telstra Group, Ltd.	1,177,747	4,159,134
		29,057,360
Canada — 2.7%
Cenovus Energy, Inc.†	306,031	9,227,756
China — 0.8%
Lenovo Group, Ltd.	864,000	2,656,978
Denmark — 2.4%
Carlsberg A/S, Class B	34,787	5,118,966
Novo Nordisk A/S, Class B	65,155	3,069,940
		8,188,906
France — 10.7%
AXA SA	154,537	8,016,959
BNP Paribas SA	89,866	11,392,760
Cie de Saint-Gobain SA	40,029	3,761,868
Danone SA	67,034	5,221,849
Sanofi SA	60,095	5,169,920
Thales SA	12,532	3,557,420
		37,120,776
Germany — 9.4%
Bayer AG	88,583	4,909,303
Deutsche Post AG	58,693	3,907,457
Deutsche Telekom AG	142,476	4,398,698
E.ON SE	211,747	4,572,500
Infineon Technologies AG	37,308	2,659,522
Muenchener Rueckversicherungs-Gesellschaft AG	9,300	5,603,485
Siemens AG	19,328	6,300,690
		32,351,655
Ireland — 3.6%
AIB Group PLC	584,003	6,916,330
CRH PLC	56,928	5,408,729
		12,325,059
Italy — 1.9%
Enel SpA	573,497	6,480,009
Japan — 20.9%
Asahi Group Holdings, Ltd.	231,100	2,420,291
Asics Corp.	164,800	4,864,681
Hitachi, Ltd.	151,200	5,018,272
Hoya Corp.	35,600	5,457,286
ITOCHU Corp.	298,400	3,749,442
KDDI Corp.	159,200	2,935,452
MatsukiyoCocokara & Co.	160,600	2,556,028
Minebea Mitsumi, Inc.	135,400	3,090,365
Mitsubishi Corp.	161,700	4,860,182
Mitsubishi UFJ Financial Group, Inc.	612,700	13,736,385
Pan Pacific International Holdings Corp.	335,200	1,904,187
Resona Holdings, Inc.	324,100	4,441,795
SoftBank Group Corp.	36,000	1,119,382
Sony Group Corp.	168,900	3,955,829
Sumitomo Mitsui Financial Group, Inc.	217,000	9,315,145
Yamazaki Baking Co., Ltd.	134,000	2,828,065
		72,252,787
Security Description	Shares or Principal Amount	Value

Jersey — 0.9%
Glencore PLC	425,128	$3,108,187
Netherlands — 7.9%
Airbus SE	17,749	4,149,194
Argenx SE†	3,121	2,674,583
ASR Nederland NV	79,871	6,532,755
ING Groep NV	398,737	13,941,790
		27,298,322
South Korea — 0.7%
Samsung Electronics Co., Ltd. (Preference Shares)	18,399	2,310,071
Spain — 3.3%
CaixaBank SA	553,335	8,018,366
Industria de Diseno Textil SA	53,496	3,506,480
		11,524,846
Switzerland — 3.5%
ABB, Ltd.	47,259	4,662,600
Nestle SA	48,212	4,815,180
Partners Group Holding AG	3,025	2,515,595
		11,993,375
United Kingdom — 20.6%
AstraZeneca PLC	17,657	3,013,482
Barclays PLC	1,670,419	11,499,143
Compass Group PLC	62,908	1,997,149
HSBC Holdings PLC	715,446	15,349,176
Imperial Brands PLC	121,829	4,624,174
London Stock Exchange Group PLC	36,620	4,143,579
Segro PLC	299,274	3,902,101
Shell PLC	386,688	17,746,322
Tesco PLC	802,170	5,283,423
Vodafone Group PLC	2,146,598	3,407,575
		70,966,124
United States — 0.9%
Ferguson Enterprises, Inc.	13,746	3,221,100
Total Long-Term Investment Securities (cost $221,055,225)		340,083,311
SHORT-TERM INVESTMENTS — 1.7%
Sovereign — 1.4%
Federal Home Loan Bank Disc. Notes 3.51%, 08/03/2026	$4,740,000	4,738,580
U.S. Government — 0.3%
United States Treasury Bills
3.74%, 10/22/2026	600,000	595,092
3.84%, 12/10/2026	400,000	394,611
		989,703
Total Short-Term Investments (cost $5,728,540)		5,728,283
TOTAL INVESTMENTS (cost $226,783,765)(1)	100.3%	345,811,594
Other assets less liabilities	(0.3)	(1,016,394)
NET ASSETS	100.0%	$344,795,200

†	Non-income producing security
(1)	See Note 4 for cost of investments on a tax basis.

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	AUD	9,367,000	USD	6,492,923	10/14/2026	$—	$(90,264)
	CAD	316,600	USD	224,485	10/14/2026	—	(2,070)
	EUR	751,000	USD	875,005	09/16/2026	7,516	—
	GBP	2,479,100	USD	3,331,489	09/16/2026	—	(9,643)
	USD	2,651,725	CHF	2,082,400	09/16/2026	—	(63,861)
	USD	70,414	DKK	451,300	09/16/2026	—	(636)
	USD	725,193	EUR	627,300	09/16/2026	—	(591)
	USD	471,685	GBP	353,900	09/16/2026	5,273	—
	USD	3,111,002	JPY	483,620,000	08/12/2026	—	(69,528)
						12,789	(236,593)
Barclays Bank PLC	GBP	1,862,100	USD	2,502,113	09/16/2026	—	(7,476)
	NOK	652,500	USD	68,451	09/16/2026	—	(353)
	USD	894,965	CAD	1,262,300	10/14/2026	8,320	—
	USD	1,592,158	CHF	1,249,900	09/16/2026	—	(38,868)
	USD	866,384	EUR	743,700	09/16/2026	—	(7,328)
	USD	1,614,340	ILS	4,856,400	10/14/2026	—	(21,611)
	USD	586,575	SEK	5,471,100	09/16/2026	—	(10,707)
						8,320	(86,343)
Citibank, N.A.	CAD	2,165,900	USD	1,535,166	10/14/2026	—	(14,722)
	CHF	727,700	USD	925,849	09/16/2026	21,513	—
	EUR	1,147,600	USD	1,317,272	09/16/2026	—	(8,335)
	JPY	453,545,600	USD	2,821,837	08/12/2026	—	(30,499)
	NOK	3,245,800	USD	340,314	09/16/2026	—	(1,946)
	USD	357,384	AUD	515,500	10/14/2026	4,912	—
	USD	774,020	CNH	5,228,700	08/12/2026	747	—
	USD	2,553,211	DKK	16,369,200	09/16/2026	—	(22,275)
	USD	4,214,263	EUR	3,618,700	09/16/2026	—	(34,260)
	USD	626,549	GBP	466,600	09/16/2026	2,297	—
	USD	105,301	JPY	16,369,400	08/12/2026	—	(2,355)
	USD	788,585	SEK	7,359,300	09/16/2026	—	(13,972)
						29,469	(128,364)
Goldman Sachs International	AUD	4,788,400	USD	3,319,338	10/14/2026	—	(45,980)
	CAD	1,695,300	USD	1,201,990	10/14/2026	—	(11,144)
	CNH	29,002,500	USD	4,288,489	08/12/2026	—	(8,983)
	EUR	808,400	USD	937,253	09/16/2026	3,460	—
	GBP	4,880,800	USD	6,555,310	09/16/2026	—	(22,641)
	KRW	2,400,239,300	USD	1,556,121	08/12/2026	—	(106,528)
	SEK	19,951,500	USD	2,136,272	09/16/2026	36,251	—
	USD	6,001,972	CHF	4,717,700	09/16/2026	—	(139,136)
	USD	980,722	EUR	842,400	09/16/2026	—	(7,656)
	USD	779,153	ILS	2,343,100	10/14/2026	—	(10,699)
	USD	4,389,779	JPY	698,329,900	08/12/2026	1,999	—
	USD	858,111	KRW	1,252,455,400	08/12/2026	9,467	—
	USD	4,539,464	SGD	5,717,500	08/12/2026	—	(78,654)
						51,177	(431,421)
HSBC Bank PLC	CAD	153,100	USD	108,641	10/14/2026	—	(915)
	GBP	5,685,300	USD	7,632,189	09/16/2026	—	(30,003)
	USD	594,381	AUD	857,100	10/14/2026	7,995	—
	USD	2,973,938	CHF	2,337,200	09/16/2026	—	(69,425)
	USD	1,139,774	CNH	7,699,800	08/12/2026	1,151	—
	USD	1,272,985	DKK	8,164,300	09/16/2026	—	(10,656)
	USD	1,098,590	EUR	943,600	09/16/2026	—	(8,626)
	USD	650,934	HKD	5,082,300	08/12/2026	—	(2,701)
	USD	8,178,439	JPY	1,271,366,900	08/12/2026	—	(182,845)
						9,146	(305,171)
JPMorgan Chase Bank, N.A.	CAD	897,100	USD	636,183	10/14/2026	—	(5,769)
	EUR	1,497,400	USD	1,743,193	09/16/2026	13,528	—
	GBP	4,605,800	USD	6,183,267	09/16/2026	—	(24,061)
	HKD	5,485,500	USD	701,465	08/12/2026	1,804	—

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	JPY	34,343,000	USD	220,919	08/12/2026	$4,937	$—
	KRW	1,256,013,600	USD	860,490	08/12/2026	—	(9,553)
	USD	8,582,675	CHF	6,768,600	09/16/2026	—	(171,121)
	USD	1,332,210	EUR	1,166,800	09/16/2026	15,575	—
	USD	514,200	NZD	890,000	10/14/2026	11,132	—
	USD	528,063	SGD	665,100	08/12/2026	—	(9,150)
						46,976	(219,654)
Morgan Stanley & Co. International PLC	AUD	826,100	USD	572,483	10/14/2026	—	(8,105)
	CAD	2,242,800	USD	1,596,945	10/14/2026	—	(7,972)
	CHF	4,567,700	USD	5,798,440	09/16/2026	122,014	—
	DKK	63,187,300	USD	9,846,006	09/16/2026	76,252	—
	EUR	14,700,600	USD	17,024,889	09/16/2026	44,055	—
	GBP	6,072,400	USD	8,120,990	09/16/2026	—	(62,904)
	HKD	19,684,900	USD	2,512,594	08/12/2026	1,838	—
	JPY	1,074,671,600	USD	6,757,865	08/12/2026	—	(717)
	USD	1,115,859	CHF	898,100	09/16/2026	238	—
	USD	650,368	CZK	13,534,700	09/16/2026	—	(5,702)
	USD	18,701,288	EUR	16,143,700	09/16/2026	—	(53,512)
	USD	9,827,940	GBP	7,391,200	09/16/2026	133,327	—
	USD	2,607,285	HKD	20,424,000	08/12/2026	—	(2,260)
	USD	2,846,855	NOK	27,180,000	09/16/2026	19,193	—
						396,917	(141,172)
State Street Bank & Trust Co.	AUD	1,038,300	USD	719,775	10/14/2026	—	(9,949)
	CAD	452,700	USD	320,883	10/14/2026	—	(3,063)
	USD	5,335,061	CHF	4,196,500	09/16/2026	—	(119,937)
	USD	599,891	DKK	3,850,300	09/16/2026	—	(4,574)
	USD	8,921,101	EUR	7,667,200	09/16/2026	—	(64,629)
	USD	1,418,890	GBP	1,057,900	09/16/2026	6,862	—
	USD	2,722,034	HKD	21,250,300	08/12/2026	—	(11,616)
	USD	1,175,944	ILS	3,531,300	10/14/2026	—	(17,802)
	USD	378,461	SEK	3,540,600	09/16/2026	—	(5,791)
						6,862	(237,361)
Toronto Dominion Bank	CAD	1,726,600	USD	1,223,593	10/14/2026	—	(11,939)
	USD	980,055	AUD	1,414,200	10/14/2026	13,854	—
	USD	152,956	CHF	120,300	09/16/2026	—	(3,455)
	USD	3,036,174	GBP	2,273,300	09/16/2026	27,598	—
	USD	2,791,600	HKD	21,794,300	08/12/2026	—	(11,796)
	USD	1,810,047	JPY	281,398,900	08/12/2026	—	(40,336)
	USD	6,493,968	SEK	60,718,000	09/16/2026	—	(103,016)
						41,452	(170,542)
UBS AG	CAD	830,900	USD	588,910	10/14/2026	—	(5,671)
	CHF	3,291,300	USD	4,179,959	09/16/2026	89,756	—
	CZK	13,545,400	USD	650,680	09/16/2026	5,505	—
	EUR	1,429,800	USD	1,664,076	09/16/2026	12,497	—
	GBP	2,563,100	USD	3,439,244	09/16/2026	—	(15,096)
	USD	1,028,623	AUD	1,484,000	10/14/2026	14,342	—
	USD	146,584	DKK	940,400	09/16/2026	—	(1,184)
	USD	126,156	EUR	108,600	09/16/2026	—	(710)
	USD	450,334	HKD	3,516,000	08/12/2026	—	(1,878)
	USD	32,781	JPY	5,096,200	08/12/2026	—	(731)
						122,100	(25,270)
Westpac Banking Corp.	CAD	2,736,300	USD	1,939,778	10/14/2026	—	(18,281)
	EUR	9,349,100	USD	10,877,706	09/16/2026	78,451	—
	SEK	1,140,700	USD	122,017	09/16/2026	1,951	—
	USD	82,988	AUD	119,700	10/14/2026	1,137	—
	USD	3,945,425	CHF	3,103,400	09/16/2026	—	(88,731)
	USD	6,161,366	GBP	4,593,200	09/16/2026	28,981	—

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	USD	1,766,860	JPY	279,606,300	08/12/2026	$—	$(8,423)
	USD	944,404	SGD	1,189,500	08/12/2026	—	(16,352)
						110,520	(131,787)
Unrealized Appreciation (Depreciation)						$835,728	$(2,113,678)

AUD—Australian Dollar
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
CZK—Czech Koruna
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
ILS—Israeli New Sheqel
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
NZD—New Zealand Dollar
SEK—Swedish Krona
SGD—Singapore Dollar
USD—United States Dollar

Industry Allocation*
Banks	28.8%
Insurance	7.9
Oil & Gas	7.9
Food	5.2
Pharmaceuticals	4.7
Telecommunications	4.6
Retail	3.2
Electric	3.2
Mining	2.8
Building Materials	2.7
Distribution/Wholesale	2.5
Electronics	2.5
Aerospace/Defense	2.2
Beverages	2.2
Miscellaneous Manufacturing	1.8
Short-Term Investments	1.7
REITS	1.6
Machinery-Construction & Mining	1.5
Semiconductors	1.5
Apparel	1.4
Electrical Components & Equipment	1.4
Agriculture	1.3
Airlines	1.3
Diversified Financial Services	1.2
Transportation	1.2
Home Furnishings	1.1
Biotechnology	0.8
Computers	0.8
Private Equity	0.7
Food Service	0.6
100.3%

*	Calculated as a percentage of net assets

SunAmerica Series Trust SA Putnam International Value Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Canada	$9,227,756	$—	$—	$9,227,756
Ireland	5,408,729	6,916,330	—	12,325,059
United States	3,221,100	—	—	3,221,100
Other Countries	—	315,309,396	—	315,309,396
Short-Term Investments	—	5,728,283	—	5,728,283
Total Investments at Value	$17,857,585	$327,954,009	$—	$345,811,594
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$835,728	$—	$835,728
LIABILITIES:
Other Financial Instruments:†
Forward Foreign Currency Contracts	$—	$2,113,678	$—	$2,113,678

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 46.4%
Australia — 0.2%
ANZ Group Holdings, Ltd.	929	$24,306
Aristocrat Leisure, Ltd.	297	13,413
Atlassian Corp., Class A†	386	38,992
BHP Group, Ltd.	5,949	250,597
Coles Group, Ltd.	550	9,308
Commonwealth Bank of Australia	1,071	133,187
CSL, Ltd.	136	11,782
Evolution Mining, Ltd.	2,135	16,821
Goodman Group	613	12,870
Iris Energy, Ltd.†	587	21,602
Macquarie Group, Ltd.	126	22,448
National Australia Bank, Ltd.	766	22,294
Northern Star Resources, Ltd.	1,987	27,703
Rio Tinto, Ltd.	347	41,739
Santos, Ltd.	1,479	8,198
Telstra Group, Ltd.	23,405	82,653
Transurban Group	859	8,935
Wesfarmers, Ltd.	380	23,844
Westpac Banking Corp.	1,019	27,018
Woodside Energy Group, Ltd.	781	18,235
Woolworths Group, Ltd.	502	14,056
		830,001
Austria — 0.3%
Erste Group Bank AG	7,271	942,664
OMV AG	650	47,557
		990,221
Belgium — 0.0%
Anheuser-Busch InBev SA	280	24,212
D'ieteren Group	14	2,902
KBC Group NV	409	58,952
UCB SA	34	8,755
		94,821
Bermuda — 0.0%
Axis Capital Holdings, Ltd.	276	29,068
Carnival Corp., Ltd.	213	5,924
		34,992
Canada — 1.1%
Agnico Eagle Mines, Ltd.	150	21,777
Alamos Gold, Inc., Class A	1,287	35,768
Alimentation Couche-Tard, Inc.	142	9,219
B2Gold Corp.	7,142	26,747
Bank of Montreal	1,034	185,484
Bank of Nova Scotia	367	32,193
Barrick Mining Corp.	481	17,653
Brookfield Asset Management, Ltd., Class A	248	11,996
Brookfield Corp.	759	32,258
Cameco Corp.	693	59,806
Canadian Imperial Bank of Commerce	245	29,019
Canadian National Railway Co.	176	22,379
Canadian Natural Resources, Ltd.	827	39,396
Canadian Pacific Kansas City, Ltd.	2,090	185,645
Celestica, Inc.†	161	53,275
Cenovus Energy, Inc.†	515	15,529
Constellation Software, Inc.	18	38,559
Dollarama, Inc.	1,017	138,543
Enbridge, Inc.	3,509	190,938
Fairfax Financial Holdings, Ltd.	11	18,421
Franco-Nevada Corp.	399	84,886
Gildan Activewear, Inc.	1,175	65,043
Security Description	Shares or Principal Amount	Value

Canada (continued)
Great-West Lifeco, Inc.	1,255	$83,204
HudBay Minerals, Inc.	2,395	54,346
Hydro One, Ltd.*	2,654	110,564
Kinross Gold Corp. †	1,958	45,142
Loblaw Cos., Ltd.	3,276	153,792
Manulife Financial Corp.	3,658	162,462
National Bank of Canada	730	118,078
Nutrien, Ltd.	361	24,917
Pan American Silver Corp.	111	4,779
Power Corp. of Canada	113	7,722
Royal Bank of Canada	1,681	351,837
Shopify, Inc., Class A †	1,332	155,999
Sun Life Financial, Inc.	1,435	119,060
Suncor Energy, Inc.†	410	27,533
TC Energy Corp.	389	26,195
Toronto-Dominion Bank	12,821	1,536,856
Waste Connections, Inc.	102	17,073
Wheaton Precious Metals Corp.	74	8,049
		4,322,142
China — 1.0%
Contemporary Amperex Technology Co., Ltd., Class A	23,000	1,351,642
Shenzhen Inovance Technology Co., Ltd., Class A	66,500	629,987
Tencent Holdings, Ltd.	21,700	1,315,938
Tencent Music Entertainment Group ADR	57,709	545,350
		3,842,917
Curacao — 0.0%
SLB, Ltd.	394	19,539
Denmark — 0.1%
Carlsberg A/S, Class B	54	7,946
Danske Bank A/S	1,159	66,707
Demant A/S†	471	20,413
DSV A/S	66	14,278
Novo Nordisk A/S, Class B	3,523	165,995
Novonesis (Novozymes), Class B	237	15,430
Vestas Wind Systems A/S	354	9,524
		300,293
Finland — 0.1%
Konecranes OYJ	1,380	43,128
Metso Oyj	3,961	73,796
Neste Oyj	183	6,506
Nokia Oyj	9,661	88,378
Nordea Bank Abp (NASDAQ Helsinki)	676	13,653
Nordea Bank Abp (NASDAQ Stockholm)	551	11,125
Orion Oyj, Class B	918	86,355
UPM-Kymmene Oyj	451	12,321
Wartsila OYJ Abp	229	7,769
		343,031
France — 1.7%
Accor SA	131	6,800
Air Liquide SA	617	121,511
AXA SA	2,656	137,786
BNP Paribas SA	1,051	133,240
Carrefour SA	454	8,345
Cie de Saint-Gobain SA	376	35,336
Danone SA	211	16,437
Eiffage SA	263	37,449
Engie SA	575	17,981
EssilorLuxottica SA	227	43,151
Gaztransport Et Technigaz SA	641	145,101

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
France (continued)
Hermes International S.C.A.	29	$51,341
Kering SA	27	8,962
Legrand SA	7,084	1,069,248
L'Oreal SA	242	107,888
LVMH Moet Hennessy Louis Vuitton SE	2,164	1,186,623
Nexans SA	182	27,726
Orange SA	771	14,734
Pernod Ricard SA	109	8,563
Publicis Groupe SA	79	8,411
Rexel SA	1,742	72,095
Safran SA	3,432	1,343,978
Sanofi SA	782	67,275
Schneider Electric SE	4,246	1,425,374
Societe Generale SA	845	79,347
TotalEnergies SE	2,278	202,335
Vinci SA	738	104,487
		6,481,524
Germany — 1.5%
adidas AG	32	5,888
Allianz SE	524	261,541
BASF SE	295	17,150
Bayer AG	13,438	744,739
Beiersdorf AG	5,343	497,627
Commerzbank AG	1,388	60,361
Daimler Truck Holding AG	204	11,519
Deutsche Bank AG	2,235	82,152
Deutsche Boerse AG	54	16,333
Deutsche Lufthansa AG	2,249	23,481
Deutsche Post AG	305	20,305
Deutsche Telekom AG	6,761	208,734
E.ON SE	2,450	52,906
Fresenius Medical Care AG	134	6,871
Hannover Rueck SE	32	9,252
Heidelberg Materials AG	47	8,737
Henkel AG & Co. KGaA (Preference Shares)	99	8,639
HOCHTIEF AG	74	37,813
Infineon Technologies AG	594	42,344
Mercedes-Benz Group AG	274	14,778
Muenchener Rueckversicherungs-Gesellschaft AG	138	83,149
Porsche Automobil Holding SE (Preference Shares)	134	4,443
Rheinmetall AG	41	53,932
RWE AG	215	14,178
SAP SE	8,910	1,617,662
Sartorius AG (Preference Shares)	11	2,768
Siemens AG	4,814	1,569,305
Siemens Energy AG	1,147	195,021
Symrise AG	51	5,243
Volkswagen AG (Preference Shares)	78	6,722
		5,683,593
Hong Kong — 0.4%
AIA Group, Ltd.	125,600	1,271,932
BOC Hong Kong Holdings, Ltd.	1,000	6,664
CK Asset Holdings, Ltd.	1,500	9,160
CK Hutchison Holdings, Ltd.	1,000	9,397
CLP Holdings, Ltd.	500	4,981
Galaxy Entertainment Group, Ltd.	1,000	4,365
Hong Kong & China Gas Co., Ltd.	6,735	6,041
Hong Kong Exchanges & Clearing, Ltd.	1,800	93,823
MTR Corp., Ltd.	500	2,113
Power Assets Holdings, Ltd.	1,000	7,532
Security Description	Shares or Principal Amount	Value

Hong Kong (continued)
Techtronic Industries Co., Ltd.	500	$8,441
Wharf Real Estate Investment Co., Ltd.	1,000	3,393
		1,427,842
India — 0.2%
HDFC Bank, Ltd. ADR	34,749	831,544
Ireland — 0.4%
Accenture PLC, Class A	555	92,086
Aon PLC, Class A	133	47,953
CRH PLC	959	91,115
Eaton Corp. PLC	822	341,294
Johnson Controls International PLC	2,427	355,944
Linde PLC	514	245,887
Medtronic PLC	1,202	102,639
nVent Electric PLC	126	19,383
Seagate Technology Holdings PLC	239	204,615
Smurfit WestRock PLC	189	8,688
TE Connectivity PLC	367	75,488
Trane Technologies PLC	60	27,297
Willis Towers Watson PLC	49	16,460
		1,628,849
Israel — 0.0%
Azrieli Group, Ltd.	21	2,803
Bank Hapoalim BM	371	9,027
Bank Leumi Le-Israel BM	390	9,242
Check Point Software Technologies, Ltd.†	21	2,669
Elbit Systems, Ltd.	8	6,455
Israel Discount Bank, Ltd., Class A	372	3,889
Teva Pharmaceutical Industries, Ltd. ADR†	288	10,083
		44,168
Italy — 0.3%
Banca Monte dei Paschi di Siena SpA	532	7,114
BPER Banca SpA	898	14,610
Buzzi SpA	51	2,425
Enel SpA	2,109	23,830
Eni SpA	4,947	137,584
Generali	2,171	110,111
Intesa Sanpaolo SpA	18,092	136,804
Italgas SpA	11,695	120,691
Mediobanca Banca di Credito Finanziario SpA	1,311	42,318
Poste Italiane SpA	1,381	41,779
Prysmian SpA	468	64,778
Recordati Industria Chimica e Farmaceutica SpA	637	37,955
Terna - Rete Elettrica Nazionale	9,878	113,661
UniCredit SpA	1,635	154,454
		1,008,114
Japan — 3.5%
Advantest Corp.	800	158,238
Aeon Co., Ltd.	500	4,292
Aisin Corp.	2,500	34,846
Ajinomoto Co., Inc.	2,700	83,175
Asahi Group Holdings, Ltd.	700	7,331
Asics Corp.	1,700	50,182
Astellas Pharma, Inc.	4,600	63,262
Bandai Namco Holdings, Inc.	100	2,895
Bridgestone Corp.	1,900	47,419
Canon, Inc.	100	2,775
Central Japan Railway Co.	200	4,982
Chugai Pharmaceutical Co., Ltd.	200	8,682
Dai-ichi Life Group, Inc.	5,700	68,329

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Japan (continued)
Daiichi Sankyo Co., Ltd.	400	$6,420
Daikin Industries, Ltd.	100	14,495
East Japan Railway Co.	200	4,641
Ebara Corp.	2,200	74,859
ENEOS Holdings, Inc.	300	2,506
FANUC Corp.	300	11,989
Fast Retailing Co., Ltd.	2,100	1,029,290
FUJIFILM Holdings Corp.	400	9,483
Fujikura, Ltd.	3,400	86,882
Fujitsu, Ltd.	500	11,578
Furukawa Electric Co., Ltd.	2,000	38,209
Hankyu Hanshin Holdings, Inc.	200	5,928
Hitachi Construction Machinery Co., Ltd.	1,300	43,586
Hitachi, Ltd.	7,100	235,646
Honda Motor Co., Ltd.	800	8,088
Hoya Corp.	5,600	858,449
Ibiden Co., Ltd.	100	10,044
Idemitsu Kosan Co., Ltd.	4,800	39,555
IHI Corp.	200	3,518
Inpex Corp.	2,400	55,003
ITOCHU Corp.	86,900	1,091,912
Japan Elevator Service Holdings Co., Ltd.	3,000	31,942
Japan Post Bank Co., Ltd.	4,000	77,380
Japan Post Holdings Co., Ltd.	300	4,476
Japan Tobacco, Inc.	300	13,368
JX Advanced Metals Corp.	100	2,315
Kajima Corp.	100	3,347
Kansai Electric Power Co., Inc.	300	4,607
Kao Corp.	200	4,106
Kawasaki Heavy Industries, Ltd.	500	8,617
Kawasaki Kisen Kaisha, Ltd.	200	3,583
KDDI Corp.	8,400	154,886
Keyence Corp.	200	100,504
Kioxia Holdings Corp.†	400	111,400
Kirin Holdings Co., Ltd.	500	9,268
Komatsu, Ltd.	2,600	114,647
Kubota Corp.	200	3,396
Kurita Water Industries, Ltd.	1,200	64,803
Kyocera Corp.	300	6,850
LY Corp.	1,800	5,059
Marubeni Corp.	400	13,101
Mitsubishi Corp.	4,100	123,233
Mitsubishi Electric Corp.	20,700	754,546
Mitsubishi Estate Co., Ltd.	1,600	38,721
Mitsubishi Heavy Industries, Ltd.	3,400	79,628
Mitsubishi UFJ Financial Group, Inc.	78,800	1,766,651
Mitsui & Co., Ltd.	2,700	82,920
Mitsui Fudosan Co., Ltd.	900	8,748
Mitsui Kinzoku Co., Ltd.	100	18,810
Mitsui OSK Lines, Ltd.	200	7,368
Mizuho Financial Group, Inc.	3,600	186,389
MS&AD Insurance Group Holdings, Inc.	40,900	1,266,998
Murata Manufacturing Co., Ltd.	600	27,991
NEC Corp.	300	8,953
NIDEC Corp.†	400	6,413
Nintendo Co., Ltd.	1,400	66,960
Nippon Steel Corp.	2,900	11,787
Nippon Yusen KK	100	3,853
Niterra Co., Ltd.	500	29,205
Nomura Holdings, Inc.	1,300	12,536
NTT, Inc.	5,200	4,982
Obayashi Corp.	1,600	31,494
Security Description	Shares or Principal Amount	Value

Japan (continued)
Obic Co., Ltd.	200	$5,641
Olympus Corp.	300	3,418
Oriental Land Co., Ltd.	300	5,968
ORIX Corp.	300	12,083
Osaka Gas Co., Ltd.	100	3,460
Otsuka Holdings Co., Ltd.	100	6,963
Panasonic Holdings Corp.	700	18,485
Recruit Holdings Co., Ltd.	20,200	1,587,825
Renesas Electronics Corp.	400	8,078
Resona Holdings, Inc.	4,800	65,784
SBI Holdings, Inc.	400	7,652
Seven & i Holdings Co., Ltd.	700	9,279
Shin-Etsu Chemical Co., Ltd.	800	28,721
Shiseido Co., Ltd.	100	1,976
SoftBank Corp.	8,600	12,075
SoftBank Group Corp.	900	27,985
Sompo Holdings, Inc.	200	8,895
Sony Group Corp.	49,900	1,168,715
Sumitomo Corp.	8,000	84,155
Sumitomo Electric Industries, Ltd.	4,800	69,600
Sumitomo Metal Mining Co., Ltd.	600	30,228
Sumitomo Mitsui Financial Group, Inc.	4,900	210,342
Sumitomo Mitsui Trust Group, Inc.	6,000	62,497
Suzuki Motor Corp.	400	5,255
T&D Holdings, Inc.	1,500	47,714
Taisei Corp.	300	24,384
Takeda Pharmaceutical Co., Ltd.	600	20,613
TDK Corp.	500	9,811
Tokio Marine Holdings, Inc.	1,600	81,665
Tokyo Electron, Ltd.	500	168,793
Tokyo Gas Co., Ltd.	200	7,824
Toray Industries, Inc.	5,100	36,710
Toyota Motor Corp.	10,700	203,291
Toyota Tsusho Corp.	1,400	58,682
West Japan Railway Co.	300	5,647
Yokogawa Electric Corp.	1,500	53,567
		13,618,111
Jersey — 0.0%
Experian PLC	322	12,211
Glencore PLC	3,014	22,036
		34,247
Luxembourg — 0.0%
ArcelorMittal SA	95	6,660
Spotify Technology SA†	259	129,484
		136,144
Netherlands — 1.1%
ABN AMRO Bank NV CVA	1,341	60,248
Adyen NV*†	9	9,129
AerCap Holdings NV	69	10,412
Airbus SE	641	149,847
Argenx SE†	83	71,128
ASM International NV	50	46,101
ASML Holding NV	1,835	3,000,656
ASR Nederland NV	1,411	115,408
BE Semiconductor Industries NV	18	4,178
Ferrari NV	86	33,780
ING Groep NV	3,886	135,873
JDE Peet's NV	77	2,828
Koninklijke Ahold Delhaize NV	2,576	101,669
Koninklijke KPN NV	26,439	125,278
Koninklijke Philips NV	320	8,425

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Netherlands (continued)
Magnum Ice Cream Co. NV †	201	$3,750
Nebius Group NV†	213	40,557
NN Group NV	608	57,189
NXP Semiconductors NV	329	75,394
Prosus NV	1,579	72,907
QIAGEN NV	74	3,050
Stellantis NV†	969	5,561
STMicroelectronics NV	167	8,763
		4,142,131
New Zealand — 0.0%
Xero, Ltd.†	59	2,914
Norway — 0.2%
DNB Bank ASA	28,199	907,320
Kongsberg Gruppen ASA	186	5,816
		913,136
Poland — 0.0%
KGHM Polska Miedz SA	327	26,931
Puerto Rico — 0.0%
Popular, Inc.	221	38,721
Singapore — 0.6%
CapitaLand Integrated Commercial Trust	42,000	81,595
DBS Group Holdings, Ltd.	3,480	200,640
Oversea-Chinese Banking Corp., Ltd.	6,700	152,282
Sea, Ltd. ADR†	7,554	806,314
Singapore Exchange, Ltd.	2,700	51,530
Singapore Technologies Engineering, Ltd.	400	3,138
Singapore Telecommunications, Ltd.	296,700	1,027,122
United Overseas Bank, Ltd.	2,000	67,730
Yangzijiang Shipbuilding Holdings, Ltd.	32,900	100,690
		2,491,041
South Africa — 0.0%
Gold Fields, Ltd. ADR	546	17,701
South Korea — 0.7%
KB Financial Group, Inc.	6,424	759,516
Korea Shipbuilding & Offshore Engineering Co., Ltd.	53	14,317
Samsung Electronics Co., Ltd.	10,006	1,802,057
SK Hynix, Inc.	13	14,283
		2,590,173
Spain — 0.6%
ACS Actividades de Construccion y Servicios SA	844	107,639
Aena SME SA*	2,856	88,477
Amadeus IT Group SA	220	13,674
Banco Bilbao Vizcaya Argentaria SA	7,129	199,586
Banco Santander SA	17,514	247,406
Bankinter SA	49,129	902,777
CaixaBank SA	6,175	89,482
Cellnex Telecom SA*	241	7,468
Endesa SA	1,377	67,272
Iberdrola SA	12,176	289,596
Indra Sistemas SA	606	39,776
Industria de Diseno Textil SA	1,276	83,637
Redeia Corp. SA	196	3,464
Repsol SA	2,490	76,573
		2,216,827
Sweden — 0.3%
Assa Abloy AB, Class B	654	24,246
Security Description	Shares or Principal Amount	Value

Sweden (continued)
Atlas Copco AB, Class A	1,169	$24,743
Boliden AB	166	8,340
Essity AB, Class B	446	12,982
Evolution AB*†	82	6,310
Industrivarden AB, Class C	143	8,191
Indutrade AB	113	2,833
Investor AB, Class B	676	29,221
Lifco AB, Class B	187	6,361
Saab AB, Class B	589	37,019
Sandvik AB	233	8,734
Svenska Handelsbanken AB, Class A	66,624	1,017,639
Tele2 AB, Class B	186	3,227
Telefonaktiebolaget LM Ericsson, Class B	1,036	10,333
Volvo AB, Class B	3,459	132,296
		1,332,475
Switzerland — 1.9%
ABB, Ltd.	2,293	226,229
Alcon AG	78	5,359
Amrize, Ltd.	117	5,723
BKW AG	15	2,482
Chocoladefabriken Lindt & Spruengli AG (Participation Certificate)	114	1,314,325
Chubb, Ltd.	1,343	470,963
Cie Financiere Richemont SA, Class A	6,749	1,594,549
Galderma Group AG	35	7,616
Garmin, Ltd.	49	14,395
Givaudan SA	4	15,988
Holcim AG	869	79,426
Logitech International SA	63	6,408
Lonza Group AG	1,315	914,359
Nestle SA	2,711	270,761
Novartis AG	2,553	398,544
Roche Holding AG	4,465	1,952,240
Sandoz Group AG	167	13,616
Sika AG	56	12,606
Swiss Re AG	87	14,513
UBS Group AG	3,729	196,603
VAT Group AG*	6	4,482
Zurich Insurance Group AG	155	118,100
		7,639,287
Taiwan — 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	10,048	4,061,904
United Kingdom — 3.7%
3i Group PLC	212	8,204
Anglo American PLC	384	19,392
ARM Holdings PLC ADR†	2,534	607,374
AstraZeneca PLC	9,663	1,649,164
Babcock International Group PLC	2,519	38,317
BAE Systems PLC	964	27,254
Barclays PLC	18,698	128,717
BP PLC	16,370	123,685
British American Tobacco PLC	495	30,052
Compass Group PLC	537	17,048
Diageo PLC	641	14,111
GSK PLC	5,138	133,037
Haleon PLC	231,323	1,131,821
HSBC Holdings PLC (LSE)	89,874	1,928,156
HSBC Holdings PLC (SEHK)	1,600	34,353
IMI PLC	640	25,370
Imperial Brands PLC	265	10,058
InterContinental Hotels Group PLC	494	79,864

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United Kingdom (continued)
Lloyds Banking Group PLC	70,766	$109,648
London Stock Exchange Group PLC	12,060	1,364,598
National Grid PLC	9,153	146,456
NatWest Group PLC	10,313	97,741
Next PLC	169	33,987
Prudential PLC	1,025	15,392
Reckitt Benckiser Group PLC	15,936	1,124,879
RELX PLC	28,187	993,315
Rio Tinto PLC	1,913	187,473
Rolls-Royce Holdings PLC	12,482	247,850
Sage Group PLC	70,745	933,935
Shell PLC (LSE)	5,603	257,139
Shell PLC (XAMS)	34,394	1,587,626
SSE PLC	341	10,742
Standard Chartered PLC	2,948	87,139
Tesco PLC	1,702	11,210
Unilever PLC	18,512	1,175,745
United Utilities Group PLC	4,354	81,082
Vodafone Group PLC	70,753	112,315
		14,584,249
United States — 25.5%
3M Co.	452	79,679
Abbott Laboratories	1,503	158,867
AbbVie, Inc.	2,214	555,581
Adobe, Inc.†	383	95,907
Advanced Micro Devices, Inc.†	2,853	1,358,456
Affirm Holdings, Inc.†	76	5,435
Aflac, Inc.	582	74,192
Agilent Technologies, Inc.	353	48,845
Air Products & Chemicals, Inc.	784	231,194
Airbnb, Inc., Class A†	116	17,576
Align Technology, Inc.†	93	15,732
Allstate Corp.	82	21,655
Alnylam Pharmaceuticals, Inc.†	35	7,193
Alphabet, Inc., Class A	13,200	4,700,916
Alphabet, Inc., Class C	5,646	2,013,646
Altria Group, Inc.	361	24,667
Amazon.com, Inc.†	14,983	4,069,083
American Electric Power Co., Inc.	142	18,155
American Express Co.	1,835	617,019
American International Group, Inc.	105	8,251
American Tower Corp.	120	20,803
American Water Works Co., Inc.	89	11,941
Ameriprise Financial, Inc.	74	40,392
AMETEK, Inc.	31	7,493
Amgen, Inc.	622	239,569
Amphenol Corp., Class A	3,729	599,250
Analog Devices, Inc.	794	291,723
Apple, Inc.	20,317	6,276,124
Applied Materials, Inc.	832	422,381
AppLovin Corp., Class A†	258	102,142
Archer-Daniels-Midland Co.	162	12,842
Archrock, Inc.	921	32,935
Arista Networks, Inc.†	3,834	691,462
Armstrong World Industries, Inc.	210	36,679
Arthur J. Gallagher & Co.	75	18,706
Assurant, Inc.	383	106,930
AST SpaceMobile, Inc.†	54	3,185
Astera Labs, Inc.†	29	9,026
AT&T, Inc.	11,743	273,025
ATI, Inc.†	347	65,042
Security Description	Shares or Principal Amount	Value

United States (continued)
Atmos Energy Corp.	315	$54,426
Autodesk, Inc.†	134	31,383
Automatic Data Processing, Inc.	417	111,114
AutoZone, Inc.†	23	69,374
Axon Enterprise, Inc.†	109	57,526
Baker Hughes Co.	6,740	407,703
Bank of America Corp.	7,918	490,520
Bank of New York Mellon Corp.	1,446	226,053
Becton Dickinson & Co.	95	15,734
Berkshire Hathaway, Inc., Class B†	1,327	678,814
Biogen, Inc.†	51	10,350
Blackrock, Inc.	407	443,789
Blackstone, Inc.	566	72,306
Block, Inc.†	108	8,774
Bloom Energy Corp., Class A†	186	38,281
Boeing Co.†	192	41,499
Booking Holdings, Inc.	2,390	461,031
BorgWarner, Inc.	524	33,400
Boston Scientific Corp.†	1,579	73,787
Bristol-Myers Squibb Co.	8,223	537,044
Broadcom, Inc.	7,674	2,987,335
C.H. Robinson Worldwide, Inc.	287	42,398
Cadence Design Systems, Inc.†	879	298,878
Capital One Financial Corp.	660	137,947
Cardinal Health, Inc.	915	210,477
CareTrust REIT, Inc.	1,814	76,079
Carpenter Technology Corp.	121	62,879
Carrier Global Corp.	199	12,300
Carvana Co.†	160	9,978
Caterpillar, Inc.	495	403,331
Cboe Global Markets, Inc.	52	16,132
CBRE Group, Inc., Class A†	577	84,709
CDW Corp.	72	10,642
Cencora, Inc.	244	75,967
Centene Corp.†	107	6,658
CenterPoint Energy, Inc.	1,249	52,508
Charles Schwab Corp.	1,705	179,434
Cheniere Energy, Inc.	33	8,698
Chevron Corp.	2,052	403,895
Chipotle Mexican Grill, Inc.†	853	31,749
Ciena Corp.†	171	64,476
Cigna Group	209	58,321
Cintas Corp.	482	98,632
Cisco Systems, Inc.	4,754	551,416
Citigroup, Inc.	2,226	294,834
Citizens Financial Group, Inc.	817	58,538
Clear Secure, Inc., Class A	1,127	62,255
Clorox Co.	54	5,159
Cloudflare, Inc., Class A†	436	121,635
CME Group, Inc.	387	103,635
Coca-Cola Co.	12,359	1,082,525
Cognizant Technology Solutions Corp., Class A	140	7,749
Coherent Corp.†	191	50,212
Coinbase Global, Inc., Class A†	130	19,014
Colgate-Palmolive Co.	1,559	142,337
Comcast Corp., Class A	849	20,342
Comfort Systems USA, Inc.	147	254,264
Commercial Metals Co.	411	28,244
ConocoPhillips	5,576	671,796
Consolidated Edison, Inc.	903	98,292
Constellation Energy Corp.	348	91,437
Copart, Inc.†	189	5,504
CoreWeave, Inc., Class A†	48	3,445

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Corning, Inc.	1,947	$269,173
Corteva, Inc.	1,105	86,975
CoStar Group, Inc.†	161	4,630
Costco Wholesale Corp.	540	514,021
Credo Technology Group Holding, Ltd.†	569	117,777
Crowdstrike Holdings, Inc., Class A†	1,192	227,505
Crown Castle, Inc.	142	10,835
CSX Corp.	532	26,813
Cummins, Inc.	235	149,037
Curtiss-Wright Corp.	680	492,320
CVS Health Corp.	1,613	168,446
D.R. Horton, Inc.	315	45,064
Danaher Corp.	550	107,239
Datadog, Inc., Class A†	407	109,064
Deckers Outdoor Corp.†	29	2,809
Deere & Co.	619	366,863
Dell Technologies, Inc., Class C	1,316	533,467
Delta Air Lines, Inc.	353	30,866
Devon Energy Corp.	5,078	229,170
Dexcom, Inc.†	77	6,426
Digital Realty Trust, Inc.	535	100,858
Dollar General Corp.	1,191	151,317
Dollar Tree, Inc.†	55	6,997
Dominion Energy, Inc.	303	20,958
DoorDash, Inc., Class A†	386	75,718
Dow, Inc.	308	9,329
Duke Energy Corp.	280	35,120
DuPont de Nemours, Inc.	49	6,713
eBay, Inc.	119	13,567
Ecolab, Inc.	874	242,649
Edison International	132	9,685
Edwards Lifesciences Corp.†	1,677	144,339
Electronic Arts, Inc.	63	13,221
Element Solutions, Inc.	1,370	50,320
Elevance Health, Inc.	192	72,161
Eli Lilly & Co.	1,187	1,363,673
EMCOR Group, Inc.	288	229,660
Emerson Electric Co.	852	127,647
Entergy Corp.	151	16,251
EOG Resources, Inc.	1,541	229,131
Equinix, Inc.	115	117,217
Estee Lauder Cos., Inc., Class A	51	4,279
Evergy, Inc.	79	6,558
Everpure, Inc., Class A†	56	4,321
Eversource Energy	177	12,671
Exelixis, Inc.†	1,237	65,598
Exelon Corp.	1,499	68,684
Expand Energy Corp.	71	6,676
Expedia Group, Inc.	31	9,137
ExxonMobil Holdings Corp.	4,166	647,563
Fair Isaac Corp.†	6	6,738
Fastenal Co.	5,030	239,981
FedEx Corp.	330	101,442
Fedex Freight Holding Co., Inc.†	27	3,794
Ferguson Enterprises, Inc.	235	55,068
Fidelity National Information Services, Inc.	199	8,909
Fifth Third Bancorp	1,768	99,892
First Solar, Inc.†	807	170,301
Fiserv, Inc.†	156	8,415
Flex, Ltd.†	477	54,259
Ford Motor Co.	1,263	18,541
Fortinet, Inc.†	169	27,370
Security Description	Shares or Principal Amount	Value

United States (continued)
Fortive Corp.	4,223	$250,044
Fox Corp., Class A	142	8,269
Freeport-McMoRan, Inc.	3,658	229,100
FTAI Aviation, Ltd.	22	4,532
Gaming & Leisure Properties, Inc.	225	10,078
Garrett Motion, Inc.	1,903	59,278
GE HealthCare Technologies, Inc.	165	11,223
GE Vernova, Inc.	802	794,213
Gen Digital, Inc.	659	18,090
General Dynamics Corp.	80	30,674
General Electric Co.	2,740	986,592
General Mills, Inc.	246	8,794
General Motors Co.	1,572	139,688
Gilead Sciences, Inc.	1,155	150,393
Global Payments, Inc.	112	9,417
Globe Life, Inc.	551	100,420
Goldman Sachs Group, Inc.	361	367,635
Halliburton Co.	2,556	82,431
Halozyme Therapeutics, Inc.†	284	23,441
Hartford Insurance Group, Inc.	730	103,594
HCA Healthcare, Inc.	683	274,969
HEICO Corp.	258	91,941
Hershey Co.	30	5,251
Hewlett Packard Enterprise Co.	294	14,083
Hilton Worldwide Holdings, Inc.	447	143,259
Hims & Hers Health, Inc.†	1,776	49,319
Home Depot, Inc.	1,178	391,049
Honeywell Aerospace, Inc.†	79	16,332
Honeywell International, Inc.	79	19,201
Howmet Aerospace, Inc.	1,616	456,132
HP, Inc.	403	10,990
Humana, Inc.	34	12,371
Huntington Bancshares, Inc.	3,092	52,688
IDEXX Laboratories, Inc.†	81	45,285
Illinois Tool Works, Inc.	337	96,702
Illumina, Inc.†	38	7,794
Incyte Corp.†	82	9,801
Ingersoll Rand, Inc.	84	7,004
Insmed, Inc.†	55	5,423
Intel Corp.†	4,113	370,993
Interactive Brokers Group, Inc., Class A	84	7,391
Intercontinental Exchange, Inc.	1,211	184,653
International Business Machines Corp.	967	216,270
International Flavors & Fragrances, Inc.	104	8,239
International Paper Co.	221	9,023
Intuit, Inc.	251	79,334
Intuitive Surgical, Inc.†	557	196,805
IonQ, Inc.†	77	2,806
IQVIA Holdings, Inc.†	134	31,493
Iron Mountain, Inc.	77	9,419
Jabil, Inc.	175	55,134
Johnson & Johnson	4,418	1,132,554
JPMorgan Chase & Co.	5,229	1,839,510
Kenvue, Inc.	512	9,851
Keurig Dr Pepper, Inc.	2,243	69,802
KeyCorp	1,632	36,867
Keysight Technologies, Inc.†	279	89,023
Kimberly-Clark Corp.	332	36,291
Kinder Morgan, Inc.	1,057	34,014
KKR & Co., Inc.	396	40,166
KLA Corp.	3,640	665,465
Kroger Co.	833	48,097
L3Harris Technologies, Inc.	58	16,069

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Lam Research Corp.	2,531	$741,634
Las Vegas Sands Corp.	67	3,276
Lennar Corp., Class A	103	8,482
Liberty Media Corp.-Liberty Formula One, Class C†	11,268	1,105,729
Live Nation Entertainment, Inc.†	57	9,925
Lockheed Martin Corp.	49	28,554
Lowe's Cos., Inc.	245	50,913
Lululemon Athletica, Inc.†	38	4,517
Lumentum Holdings, Inc.†	300	214,182
M&T Bank Corp.	201	49,504
Manhattan Associates, Inc.†	111	21,241
Marathon Petroleum Corp.	80	25,318
Markel Group, Inc.†	10	18,823
Marriott International, Inc., Class A	323	120,424
Marsh & McLennan Cos., Inc.	163	30,919
Martin Marietta Materials, Inc.	19	9,978
Marvell Technology, Inc.	940	176,306
MasTec, Inc.†	74	19,469
Mastercard, Inc., Class A	842	482,550
McDonald's Corp.	747	202,168
McKesson Corp.	333	285,111
MercadoLibre, Inc.†	645	1,211,278
Merck & Co., Inc.	2,702	351,800
Meta Platforms, Inc., Class A	3,653	2,033,662
MetLife, Inc.	1,192	114,587
Microchip Technology, Inc.	153	11,366
Micron Technology, Inc.	1,131	930,847
Microsoft Corp.	11,830	5,497,638
Mondelez International, Inc., Class A	1,622	101,067
MongoDB, Inc.†	79	26,661
Monolithic Power Systems, Inc.	53	75,580
Monster Beverage Corp.†	4,393	423,397
Moody's Corp.	710	339,650
Morgan Stanley	5,001	1,052,310
Motorola Solutions, Inc.	566	246,634
MSCI, Inc.	94	53,791
Nasdaq, Inc.	99	9,325
Natera, Inc.†	37	9,907
NetApp, Inc.	378	67,473
Netflix, Inc.†	7,561	542,199
Neurocrine Biosciences, Inc.†	72	12,010
Newmont Corp.	1,367	128,102
NextEra Energy, Inc.	7,248	629,996
NIKE, Inc., Class B	908	37,873
NiSource, Inc.	1,023	45,452
Nordson Corp.	155	46,156
Norfolk Southern Corp.	70	23,484
Northrop Grumman Corp.	30	16,274
NRG Energy, Inc.	374	50,224
Nucor Corp.	384	98,799
NVIDIA Corp.	36,818	7,391,213
NVR, Inc.†	19	116,794
Occidental Petroleum Corp.	179	10,215
Okta, Inc.†	55	7,806
Old Dominion Freight Line, Inc.	163	34,579
Omega Healthcare Investors, Inc.	1,461	73,970
Omnicom Group, Inc.	65	5,115
ON Semiconductor Corp.†	82	6,692
ONEOK, Inc.	197	17,890
Oracle Corp.	1,706	221,558
O'Reilly Automotive, Inc.†	3,625	323,894
Otis Worldwide Corp.	171	12,303
Security Description	Shares or Principal Amount	Value

United States (continued)
PACCAR, Inc.	235	$31,180
Packaging Corp. of America	112	27,534
Palantir Technologies, Inc., Class A†	2,379	292,760
Palo Alto Networks, Inc.†	843	279,733
Parker-Hannifin Corp.	610	595,683
Paychex, Inc.	90	10,516
PayPal Holdings, Inc.	1,121	64,132
PepsiCo., Inc.	1,826	254,837
Pfizer, Inc.	5,211	130,327
PG&E Corp.	480	8,342
Philip Morris International, Inc.	345	65,833
Phillips 66	126	26,672
Pinterest, Inc., Class A†	769	18,464
PNC Financial Services Group, Inc.	545	136,179
PPL Corp.	181	6,373
Procter & Gamble Co.	5,111	738,488
Progressive Corp.	1,605	339,329
Prologis, Inc.	1,180	170,640
Public Service Enterprise Group, Inc.	148	11,349
Public Storage	62	20,098
PulteGroup, Inc.	268	33,894
Qnity Electronics, Inc.	60	7,871
QUALCOMM, Inc.	945	139,491
Quanta Services, Inc.	179	119,457
Quest Diagnostics, Inc.	574	133,748
Realty Income Corp.	256	16,351
Reddit, Inc., Class A†	341	47,968
Regeneron Pharmaceuticals, Inc.	24	18,303
Regions Financial Corp.	1,580	48,901
Republic Services, Inc.	336	70,745
ResMed, Inc.	59	12,448
Revolution Medicines, Inc.†	34	6,376
Rivian Automotive, Inc., Class A†	156	2,374
Robinhood Markets, Inc., Class A†	902	78,077
ROBLOX Corp., Class A†	153	5,447
Rocket Cos., Inc., Class A†	194	2,503
Rocket Lab Corp.†	419	27,214
Rockwell Automation, Inc.	178	85,454
Rollins, Inc.	507	19,251
Roper Technologies, Inc.	38	14,895
Ross Stores, Inc.	90	22,596
Royal Caribbean Cruises, Ltd.	377	119,999
RTX Corp.	1,807	388,902
S&P Global, Inc.	335	137,997
Sabra Health Care REIT, Inc.	3,551	75,175
Salesforce, Inc.	899	165,434
Sandisk Corp.†	10	12,148
SBA Communications Corp.	41	7,420
Sempra	219	19,392
ServiceNow, Inc.†	1,532	170,404
Sherwin-Williams Co.	999	340,509
Simon Property Group, Inc.	575	131,888
Snowflake, Inc.†	1,953	572,776
SoFi Technologies, Inc.†	256	4,175
Southern Co.	1,146	108,343
Space Exploration Technologies Corp., Class A†	177	19,181
Starbucks Corp.	1,421	149,560
State Street Corp.	731	134,621
Steel Dynamics, Inc.	1,245	312,819
Strategy, Inc.†	67	6,250
Stryker Corp.	1,026	334,168
Sunbelt Rentals Holdings, Inc.	198	14,267
Super Micro Computer, Inc.†	173	4,913

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
United States (continued)
Synchrony Financial	366	$27,739
Synopsys, Inc.†	143	55,593
Sysco Corp.	167	14,235
Take-Two Interactive Software, Inc.†	63	15,304
Tapestry, Inc.	1,606	244,706
Targa Resources Corp.	437	118,152
Target Corp.	121	17,483
Teradyne, Inc.	572	210,319
Tesla, Inc.†	2,699	839,956
Texas Instruments, Inc.	1,947	536,866
Texas Pacific Land Corp.	18	7,246
Thermo Fisher Scientific, Inc.	743	426,705
TJX Cos., Inc.	3,525	554,623
T-Mobile US, Inc.	1,324	228,668
TransDigm Group, Inc.	101	126,692
Travelers Cos., Inc.	61	22,836
Truist Financial Corp.	2,249	116,588
Twilio, Inc., Class A†	56	11,052
Uber Technologies, Inc.†	3,990	280,736
Ulta Beauty, Inc.†	53	27,180
Union Pacific Corp.	2,313	675,697
United Airlines Holdings, Inc.†	220	26,693
United Parcel Service, Inc., Class B	157	16,362
United Rentals, Inc.	282	304,351
United Therapeutics Corp.†	153	79,210
UnitedHealth Group, Inc.	1,879	778,658
US Bancorp	5,599	352,793
US Foods Holding Corp.†	661	66,490
Valero Energy Corp.	83	25,971
Veeva Systems, Inc., Class A†	88	17,933
Ventas, Inc.	3,067	286,795
Veralto Corp.	145	13,655
VeriSign, Inc.	54	15,661
Verisk Analytics, Inc.	29	5,651
Verizon Communications, Inc.	6,536	305,950
Vertex Pharmaceuticals, Inc.†	290	138,359
Vertiv Holdings Co., Class A	2,433	587,740
Visa, Inc., Class A	3,908	1,430,836
Vistra Corp.	343	50,829
Vulcan Materials Co.	800	214,856
W.R. Berkley Corp.	147	10,663
Walmart, Inc.	4,433	492,950
Walt Disney Co.	1,847	177,663
Warner Bros. Discovery, Inc.†	588	15,464
Waste Management, Inc.	727	164,702
Waters Corp.†	1,530	577,284
WEC Energy Group, Inc.	220	24,072
Wells Fargo & Co.	3,257	281,568
Welltower, Inc.	999	234,206
WESCO International, Inc.	63	21,640
West Pharmaceutical Services, Inc.	34	11,593
Western Digital Corp.	371	202,136
Westinghouse Air Brake Technologies Corp.	106	30,831
Weyerhaeuser Co.	370	9,261
Williams Cos., Inc.	2,093	149,733
Williams-Sonoma, Inc.	37	8,460
Workday, Inc., Class A†	65	10,422
WW Grainger, Inc.	49	67,729
Xcel Energy, Inc.	184	14,389
Yum! Brands, Inc.	398	61,005
Zeta Global Holdings Corp., Class A†	836	18,058
Zimmer Biomet Holdings, Inc.	70	6,575
Security Description	Shares or Principal Amount	Value

United States (continued)
Zoetis, Inc.	120	$9,275
Zscaler, Inc.†	241	36,439
		99,998,715
Total Common Stocks (cost $130,693,168)		181,728,298
CORPORATE BONDS & NOTES — 42.9%
Australia — 0.6%
Macquarie Bank, Ltd.
5.82%, 06/10/2037*	$1,341,000	1,311,752
National Australia Bank, Ltd.
5.63%, 06/04/2037*	1,035,000	1,011,309
		2,323,061
Bermuda — 0.5%
Aircastle, Ltd./Aircastle Ireland DAC
5.00%, 09/15/2030*	892,000	881,391
5.00%, 05/15/2031*	487,000	478,725
Arch Capital Group, Ltd.
5.25%, 06/15/2036	261,000	255,018
5.95%, 06/15/2056	151,000	145,411
		1,760,545
Canada — 0.4%
Enbridge, Inc.
7.38%, 03/15/2055	807,000	842,630
Manulife Financial Corp.
4.99%, 12/11/2035	447,000	430,716
TELUS Corp.
6.63%, 06/09/2056	432,000	421,921
		1,695,267
France — 0.5%
BNP Paribas SA
6.88%, 12/15/2033*(1)	335,000	331,814
BPCE SA
5.39%, 05/28/2031*	406,000	406,552
5.77%, 06/02/2037*	406,000	398,291
SNF Group SACA
5.63%, 03/31/2031*	863,000	865,995
		2,002,652
Free of Tax — 0.2%
Bacardi, Ltd./Bacardi-Martini BV
5.40%, 06/15/2033*	815,000	801,149
Germany — 0.1%
Allianz SE
6.50%, 10/30/2034*(1)	200,000	198,454
Deutsche Bank AG
5.06%, 04/14/2032	248,000	245,058
		443,512
Ireland — 0.6%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust
6.95%, 03/10/2055	395,000	404,101
Avolon Holdings Funding, Ltd.
4.95%, 10/15/2032*	871,000	840,569
Bank of Ireland Group PLC
5.00%, 11/12/2032*	275,000	271,330
Flutter Treasury DAC
5.88%, 06/04/2031*	892,000	878,733
		2,394,733

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Italy — 0.8%
Eni SpA
5.25%, 05/18/2036*	$278,000	$268,265
5.75%, 05/19/2035*	880,000	888,899
6.00%, 05/18/2056*	265,000	250,220
Intesa Sanpaolo SpA
6.01%, 06/29/2037*	525,000	515,206
6.63%, 06/20/2033*	1,000,000	1,068,458
		2,991,048
Japan — 0.4%
Mitsubishi UFJ Financial Group, Inc.
5.16%, 04/24/2031	907,000	908,074
Norinchukin Bank
4.68%, 03/10/2031*	516,000	503,920
		1,411,994
Liberia — 0.2%
Royal Caribbean Cruises, Ltd.
5.38%, 01/15/2036	976,000	945,110
Mexico — 0.2%
FIBRA Prologis
5.63%, 01/14/2038*	451,000	424,206
Trust Fibra Uno
7.70%, 01/23/2032*	466,000	490,735
		914,941
Netherlands — 0.8%
Bacardi-Martini BV
6.00%, 02/01/2035*	648,000	653,140
Enel Finance International NV
5.38%, 07/13/2036*	387,000	374,753
5.75%, 09/30/2055*	880,000	796,198
ING Groep NV
4.80%, 03/23/2032	861,000	845,876
5.42%, 03/23/2037	347,000	340,517
		3,010,484
Panama — 0.1%
Carnival Corp.
5.13%, 05/01/2029*	577,000	572,532
Singapore — 0.2%
Pfizer Investment Enterprises Pte., Ltd.
5.30%, 05/19/2053	1,000,000	896,939
Spain — 0.1%
CaixaBank SA
4.82%, 04/22/2032*	244,000	239,533
Switzerland — 0.8%
UBS AG
4.63%, 02/16/2032	869,000	853,757
UBS Group AG
3.09%, 05/14/2032*	1,872,000	1,699,942
6.63%, 01/08/2031*(1)	484,000	482,682
		3,036,381
United Kingdom — 1.4%
Anglo American Capital PLC
4.63%, 03/19/2031*	353,000	345,228
5.25%, 03/19/2036*	423,000	410,457
Barclays PLC
2.67%, 03/10/2032	1,000,000	894,912
5.34%, 09/10/2035	455,000	443,155
Security Description	Shares or Principal Amount	Value

United Kingdom (continued)
BP Capital Markets PLC
6.13%, 03/18/2035(1)	$444,000	$444,744
CI Financial Holdings, Ltd.
7.63%, 07/23/2056*	208,000	208,954
Harbour Energy PLC
6.33%, 04/01/2035*	836,000	842,192
Lloyds Banking Group PLC
5.02%, 01/05/2035	896,000	904,493
Nationwide Building Society
5.54%, 07/14/2036*	413,000	407,609
Standard Chartered PLC
5.40%, 08/12/2036*	674,000	657,846
		5,559,590
United States — 35.0%
Ally Financial, Inc.
5.55%, 07/31/2033	680,000	669,969
Alphabet, Inc.
4.40%, 02/15/2033	437,000	419,192
4.80%, 02/15/2036	437,000	419,293
Amazon.com, Inc.
4.65%, 11/20/2035	903,000	850,849
5.45%, 11/20/2055	1,725,000	1,512,163
6.00%, 07/09/2046	880,000	855,496
6.10%, 07/09/2056	880,000	845,172
American International Group, Inc.
5.45%, 05/07/2035	446,000	446,317
Ameriprise Financial, Inc.
5.35%, 06/15/2036	647,000	633,303
Assurant, Inc.
5.55%, 02/15/2036	192,000	187,627
AT&T, Inc.
3.50%, 06/01/2041	1,245,000	916,464
3.55%, 09/15/2055	1,388,000	832,498
5.40%, 02/15/2034	330,000	327,850
6.20%, 10/30/2056	566,000	523,888
Atlas Warehouse Lending Co. LP
4.63%, 11/15/2028*	250,000	246,507
Aviation Capital Group LLC
4.88%, 01/28/2033*	499,000	479,096
Baker Hughes Holdings LLC/Baker Hughes Co-Obligor, Inc.
5.00%, 06/15/2036	443,000	425,228
Baltimore Gas & Electric Co.
5.40%, 06/01/2053	1,000,000	895,404
Bank of America Corp.
4.38%, 01/27/2027(1)	914,000	908,442
5.29%, 04/25/2034	2,683,000	2,675,865
Bayer US Finance II LLC
5.50%, 07/30/2035*	439,000	427,898
Bayer US Finance LLC
6.50%, 11/21/2033*	408,000	429,311
Beacon Funding Trust
6.27%, 08/15/2054*	914,000	889,232
Beacon Point DC LLC
6.13%, 11/30/2042*	451,000	432,748
Beignet Investor LLC
6.58%, 05/30/2049*	958,000	928,746
Belrose Funding Trust II
6.79%, 05/15/2055*	581,000	577,555
Bimbo Bakeries USA, Inc.
5.38%, 01/09/2036*	270,000	263,996
6.05%, 01/15/2029*	246,000	251,417

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
6.40%, 01/15/2034*	$242,000	$254,842
Boeing Co.
3.25%, 02/01/2035	982,000	836,600
3.63%, 02/01/2031	479,000	451,437
3.75%, 02/01/2050	630,000	438,875
Broadcom, Inc.
3.14%, 11/15/2035	782,000	635,658
Broadstone Net Lease LLC
5.00%, 11/01/2032	513,000	502,725
Capital One Financial Corp.
5.20%, 09/11/2036	864,000	827,071
6.18%, 01/30/2036	491,000	492,421
7.96%, 11/02/2034	353,000	399,325
Carrix, Inc.
6.13%, 08/01/2033*	1,105,000	1,099,896
Cencora, Inc.
4.90%, 02/13/2036	136,000	130,178
5.15%, 02/15/2035	260,000	255,604
Charles Schwab Corp.
6.10%, 06/01/2031(1)	796,000	785,182
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	1,344,000	794,502
3.90%, 06/01/2052	699,000	419,880
6.38%, 10/23/2035	422,000	408,373
6.83%, 10/23/2055	439,000	387,206
Cheniere Energy Partners LP
5.35%, 11/30/2036*	874,000	850,276
5.75%, 08/15/2034	1,644,000	1,663,923
6.05%, 11/30/2056*	203,000	194,925
Cheniere Energy, Inc.
5.65%, 04/15/2034	835,000	843,156
Citibank, N.A.
5.57%, 04/30/2034	814,000	827,196
Citigroup, Inc.
5.17%, 09/11/2036	827,000	805,765
6.63%, 02/15/2031(1)	519,000	521,356
6.88%, 08/15/2030(1)	415,000	419,008
CNA Financial Corp.
5.20%, 08/15/2035	931,000	897,255
Comcast Corp.
2.89%, 11/01/2051	2,868,000	1,518,805
Consolidated Edison Co. of New York, Inc.
5.70%, 05/15/2054	825,000	771,726
Coty, Inc./HFC Prestige Products, Inc./HFC Prestige International US LLC
5.60%, 01/15/2031*	1,252,000	1,228,610
6.63%, 07/15/2030*	556,000	559,107
Crown Castle, Inc.
5.20%, 09/01/2034	885,000	858,868
CVS Health Corp.
4.78%, 03/25/2038	958,000	874,675
5.05%, 03/25/2048	730,000	616,547
5.63%, 02/21/2053	958,000	862,485
Daimler Truck Finance North America LLC
2.50%, 12/14/2031*	1,038,000	907,509
Dell International LLC/EMC Corp.
5.00%, 02/15/2034	533,000	517,419
5.10%, 02/15/2036	966,000	927,123
5.25%, 02/15/2037	1,747,000	1,676,913
5.30%, 04/01/2032	337,000	338,001
Security Description	Shares or Principal Amount	Value

United States (continued)
Devon Energy Corp.
5.40%, 02/15/2035*	$887,000	$873,366
Discover Financial Services
6.70%, 11/29/2032	824,000	884,431
Dominion Energy, Inc.
5.35%, 06/15/2036	338,000	328,795
DT Midstream, Inc.
5.80%, 12/15/2034*	862,000	863,321
Duke Energy Carolinas LLC
3.55%, 03/15/2052	1,168,000	787,779
Energy Transfer LP
5.35%, 01/15/2036	521,000	509,044
5.95%, 05/15/2054	391,000	359,118
6.55%, 01/15/2057	435,000	429,479
6.70%, 01/15/2057	540,000	532,017
Entergy Arkansas LLC
5.45%, 06/01/2034	404,000	407,820
Entergy Mississippi LLC
5.80%, 04/15/2055	841,000	794,816
Equifax, Inc.
5.00%, 08/15/2029	129,000	129,172
5.65%, 08/15/2033	710,000	712,331
Equinix, Inc.
5.50%, 08/15/2033	864,000	854,108
5.80%, 08/15/2036	864,000	855,376
Exelon Corp.
4.95%, 06/15/2035	436,000	415,286
FedEx Corp.
4.90%, 01/15/2034	428,000	417,924
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	501,000	492,154
Florida Power & Light Co.
5.70%, 03/15/2055	500,000	473,089
Flowers Foods, Inc.
2.40%, 03/15/2031	988,000	849,542
5.75%, 03/15/2035	826,000	778,229
Ford Motor Co.
3.25%, 02/12/2032	252,000	220,353
Ford Motor Credit Co. LLC
4.00%, 11/13/2030	486,000	453,670
Fortitude Global Funding
5.50%, 06/12/2031*	700,000	696,843
Foundry JV Holdco LLC
5.90%, 01/25/2033*	574,000	584,591
6.10%, 01/25/2036*	417,000	426,273
Gabx Leasing LLC
5.30%, 04/15/2036*	378,000	365,405
General Motors Financial Co., Inc.
2.70%, 06/10/2031	402,000	358,484
5.45%, 09/06/2034	1,777,000	1,748,661
Georgia Power Co.
5.20%, 03/15/2035	836,000	828,653
Goldman Sachs Group, Inc.
5.66%, 07/21/2037	677,000	673,917
Grand River Funding Trust II
7.28%, 02/15/2056*	500,000	494,891
HA Sustainable Infrastructure Capital, Inc.
5.95%, 07/15/2033*	826,000	816,401
Hartford Insurance Group, Inc.
2.90%, 09/15/2051	2,350,000	1,398,368
HCA, Inc.
3.63%, 03/15/2032	935,000	860,322
4.63%, 03/15/2052	547,000	421,691

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
HEICO Corp.
5.40%, 08/01/2036	$894,000	$884,963
Hexcel Corp.
5.88%, 02/26/2035	409,000	415,165
Highwoods Realty LP
5.35%, 01/15/2033	133,000	130,375
7.65%, 02/01/2034	340,000	373,551
Host Hotels & Resorts LP
5.50%, 04/15/2035	185,000	181,973
5.70%, 07/01/2034	526,000	525,604
Ingersoll Rand, Inc.
5.45%, 06/15/2034	885,000	889,269
Intel Corp.
3.25%, 11/15/2049	583,000	356,612
5.30%, 05/15/2036	537,000	518,455
Jackson Financial, Inc.
6.15%, 01/15/2037	896,000	875,877
Jefferies Financial Group, Inc.
5.13%, 04/28/2031	373,000	365,110
5.50%, 02/15/2036	340,000	321,739
JPMorgan Chase & Co.
2.96%, 01/25/2033	500,000	446,974
5.15%, 04/23/2037	648,000	628,342
5.80%, 07/23/2041	486,000	481,091
6.10%, 07/01/2031(1)	1,078,000	1,073,538
KeyBank NA
5.00%, 01/26/2033	932,000	908,018
KeyCorp
5.31%, 01/28/2037	245,000	237,121
Keysight Technologies, Inc.
5.35%, 07/30/2030	729,000	738,446
Kilroy Realty LP
2.50%, 11/15/2032	513,000	421,002
Kroger Co.
5.00%, 09/15/2034	875,000	848,041
Kyndryl Holdings, Inc.
3.15%, 10/15/2031	182,000	151,622
Lincoln Financial Global Funding
4.95%, 05/21/2031*	218,000	214,944
Lincoln National Corp.
6.80%, 07/15/2056	510,000	504,116
LYB International Finance III LLC
5.88%, 01/15/2036	535,000	531,069
M&T Bank Corp.
5.05%, 01/27/2034	424,000	413,295
5.30%, 04/18/2036	1,753,000	1,721,836
5.40%, 07/30/2035	422,000	418,388
Mars, Inc.
5.20%, 03/01/2035*	1,000,000	986,225
5.70%, 05/01/2055*	591,000	557,716
Merck & Co., Inc.
5.20%, 05/22/2036	1,003,000	995,676
Meta Platforms, Inc.
5.25%, 05/15/2036	674,000	646,210
5.63%, 11/15/2055	262,000	219,128
6.30%, 05/15/2056	311,000	285,411
MetLife, Inc.
6.40%, 12/15/2066	401,000	404,535
Mobility Global, Inc.
5.45%, 06/15/2031*	166,000	166,014
Molex Electronic Technologies LLC
5.25%, 04/30/2032*	418,000	417,904
Security Description	Shares or Principal Amount	Value

United States (continued)
Molson Coors Beverage Co.
5.50%, 07/08/2036	$420,000	$412,621
Morgan Stanley
1.93%, 04/28/2032	1,500,000	1,292,590
5.61%, 07/17/2037	529,000	525,818
NextEra Energy Capital Holdings, Inc.
6.00%, 10/01/2056	571,000	561,354
6.20%, 10/01/2056	286,000	279,479
Northwestern Mutual Life Insurance Co.
6.17%, 05/29/2055*	338,000	332,586
Omega Healthcare Investors, Inc.
3.38%, 02/01/2031	1,013,000	931,297
Omnis Funding Trust
6.72%, 05/15/2055*	827,000	827,919
Oncor Electric Delivery Co. LLC
3.10%, 09/15/2049	633,000	395,584
Oracle Corp.
3.60%, 04/01/2040	607,000	419,932
3.65%, 03/25/2041	511,000	346,618
4.00%, 07/15/2046	369,000	234,411
4.70%, 09/27/2034	824,000	722,812
4.80%, 09/26/2032	635,000	584,453
5.35%, 05/04/2033	383,000	359,915
Ovintiv, Inc.
6.50%, 08/15/2034	272,000	287,094
6.50%, 02/01/2038	904,000	937,833
Owens Corning
5.95%, 06/15/2054	880,000	843,584
Permian Resources Operating LLC
6.25%, 02/01/2033*	289,000	294,185
Philip Morris International, Inc.
4.88%, 04/29/2036	814,000	779,580
Phillips 66 Co.
5.88%, 03/15/2056	557,000	550,339
6.20%, 03/15/2056	418,000	415,919
Phillips Edison Grocery Center Operating Partnership I LP
5.75%, 07/15/2034	250,000	252,349
Piedmont Operating Partnership LP
3.15%, 08/15/2030	471,000	430,359
Plains All American Pipeline LP/PAA Finance Corp.
5.60%, 01/15/2036	425,000	418,619
PNC Financial Services Group, Inc.
5.07%, 01/24/2034	1,500,000	1,475,778
Prologis Targeted US Logistics Fund LP
4.75%, 01/15/2036*	959,000	898,200
Protective Life Corp.
4.70%, 01/15/2031*	311,000	303,981
Prudential Financial, Inc.
5.13%, 03/01/2052	645,000	626,695
6.25%, 06/15/2056	383,000	379,403
Public Service Electric & Gas Co.
5.50%, 03/01/2055	428,000	395,240
QTS Fayetteville I Dc1-2 LLC/QTS TRS Fayetteville I DC1-2 LLC
5.70%, 04/15/2036*	1,497,000	1,368,884
RD Michigan Property Owner I LLC
7.50%, 03/30/2045*	340,000	329,520
Regal Rexnord Corp.
6.40%, 04/15/2033	839,000	874,882
Regency Centers LP
5.10%, 01/15/2035	229,000	224,398
Repsol E&P Capital Markets US LLC
5.20%, 09/16/2030*	470,000	469,901

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
United States (continued)
5.98%, 09/16/2035*	$908,000	$911,489
Santander Holdings USA, Inc.
5.22%, 06/05/2032	610,000	601,936
5.70%, 06/05/2037	408,000	397,694
Sopaipilla Investor LLC
7.53%, 11/30/2048*	1,047,000	1,085,199
Space Exploration Technologies Corp.
5.65%, 07/15/2033*	1,119,000	1,072,032
5.88%, 07/15/2036*	1,755,000	1,639,317
Stellantis Finance US, Inc.
6.45%, 03/18/2035*	435,000	423,521
Stellantis Financial Services US Corp.
5.40%, 06/15/2029*	545,000	541,168
5.40%, 09/15/2030*	428,000	416,438
5.80%, 06/15/2031*	485,000	475,790
Synchrony Financial
5.45%, 10/15/2030	127,000	127,169
6.00%, 07/29/2036	225,000	221,833
7.25%, 08/15/2031(1)	617,000	606,852
Synopsys, Inc.
5.00%, 04/01/2032	214,000	211,602
5.15%, 04/01/2035	560,000	543,407
Tapestry, Inc.
5.50%, 03/11/2035	1,032,000	1,021,263
Tractor Supply Co.
1.75%, 11/01/2030	1,928,000	1,683,610
UnitedHealth Group, Inc.
5.15%, 07/15/2034	928,000	920,507
5.50%, 04/15/2064	591,000	524,820
5.88%, 02/15/2053	834,000	802,766
Universal Health Services, Inc.
2.65%, 10/15/2030	1,004,000	898,626
Unum Group
4.50%, 12/15/2049	665,000	506,993
6.00%, 06/15/2054	672,000	627,874
US Bancorp
4.84%, 02/01/2034	1,000,000	969,547
Verizon Communications, Inc.
6.05%, 05/14/2058	390,000	383,499
6.20%, 05/14/2056	434,000	424,736
Vertiv Holdings Co.
4.85%, 03/15/2036	389,000	366,327
Viatris, Inc.
3.85%, 06/22/2040	1,226,000	937,743
4.00%, 06/22/2050	917,000	608,516
Virginia Electric & Power Co.
4.90%, 09/15/2035	1,391,000	1,329,968
5.65%, 03/15/2055	857,000	794,498
Vistra Operations Co. LLC
5.00%, 04/30/2031*	560,000	551,400
VSP Optical Group, Inc.
5.65%, 06/01/2036*	527,000	522,812
Wells Fargo & Co.
3.35%, 03/02/2033	461,000	419,312
5.21%, 12/03/2035	1,655,000	1,624,060
5.39%, 04/24/2034	478,000	478,136
Williams Cos., Inc.
5.15%, 03/15/2036	454,000	436,562
		137,316,178
Total Corporate Bonds & Notes (cost $173,941,991)		168,315,649
Security Description	Shares or Principal Amount	Value
UNAFFILIATED INVESTMENT COMPANIES — 0.3%
United States — 0.3%
Global X Copper Miners ETF (cost $1,224,983)	13,620	$1,074,073
PURCHASED OPTIONS† — 0.1%
Purchased Options - Puts — 0.1%
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 08/21/2026; Strike Price: $6,375.00)	86	19,565
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 09/18/2026; Strike Price: $6,310.00)	82	99,630
Exchange - Traded put option on the S&P 500 Index (Expiration Date: 10/16/2026; Strike Price: $6,400.00)	99	286,110
Total Purchased Options (cost $1,214,092)		405,305
WARRANTS — 0.0%
Canada — 0.0%
Constellation Software, Inc.†(2) Expires 03/31/2040 (cost $0)	52	0
RIGHTS — 0.0%
United States — 0.0%
TPG, Inc. CVR†(2) (cost $1)	106	1
Total Long-Term Investment Securities (cost $307,074,235)		351,523,326
SHORT-TERM INVESTMENTS — 7.7%
U.S. Government — 5.3%
United States Treasury Bills
3.62%, 11/05/2026	$21,000,000	20,796,546
Unaffiliated Investment Companies — 2.4%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)	9,413,612	9,413,612
Total Short-Term Investments (cost $30,210,752)		30,210,158
TOTAL INVESTMENTS (cost $337,284,987)(4)	97.4%	381,733,484
Other assets less liabilities	2.6	10,114,252
NET ASSETS	100.0%	$391,847,736

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA Schroders VCP Global Allocation Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $50,953,376 representing 13.0% of net assets.

(1)	Perpetual maturity - maturity date reflects the next call date.
(2)	Securities classified as Level 3 (see Note 2).
(3)	The rate shown is the 7-day yield as of July 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
ETF—Exchange Traded Fund
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NASDAQ Helsinki—NASDAQ Helsinki
NASDAQ Stockholm—Nasdaq Stockholm AB
SEHK—Hong Kong Stock Exchange

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

XAMS—Euronext Amsterdam Stock Exchange
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
296	Long	MSCI World Index	September 2026	$45,506,025	$46,288,480	$782,455
157	Long	S&P 500 E-Mini Index	September 2026	58,570,971	59,026,112	455,141
16	Long	SPI 200 Index	September 2026	2,510,931	2,517,097	6,166
153	Short	Bloomberg U.S. Corporate Investment Grade Index	September 2026	16,357,864	16,209,585	148,279
53	Short	Euro-Schatz	September 2026	6,458,473	6,445,086	13,387
138	Short	MSCI Emerging Markets Index	September 2026	11,551,986	11,331,870	220,116
425	Short	U.S. Treasury 10 Year Notes	September 2026	46,407,436	45,900,000	507,436
94	Short	U.S. Treasury 5 Year Notes	September 2026	9,998,476	9,961,797	36,679
7	Short	U.S. Treasury Ultra Bonds	September 2026	785,737	767,813	17,924
						$2,187,583

						Unrealized (Depreciation)
18	Long	U.S. Treasury 2 Year Notes	September 2026	$3,707,146	$3,700,968	$(6,178)
116	Long	U.S. Treasury Long Bonds	September 2026	12,905,901	12,564,250	(341,651)
125	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	13,840,358	13,712,891	(127,467)
104	Short	Euro STOXX 50 Index	September 2026	7,388,385	7,642,985	(254,600)
19	Short	FTSE 100 Index	September 2026	2,675,768	2,782,229	(106,461)
4	Short	TOPIX Index	September 2026	1,000,834	1,002,231	(1,397)
						$(837,754)
		Net Unrealized Appreciation (Depreciation)				$1,349,829

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

Forward Foreign Currency Contracts
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
Bank of America, N.A.	JPY	1,087,108,000	USD	6,830,610	08/26/2026	$—	$(13,628)
	USD	16,401,463	CNH	110,732,000	08/26/2026	22,180	—
	USD	1,522,676	INR	146,340,000	08/24/2026	8,764	—
						30,944	(13,628)
Barclays Bank PLC	EUR	4,710,000	USD	5,387,317	08/26/2026	—	(48,752)
	JPY	1,495,233,466	USD	9,216,487	08/26/2026	—	(197,235)
	USD	6,703,579	CAD	9,383,000	08/26/2026	—	(4,022)
	USD	7,662,965	CHF	6,185,000	08/26/2026	5,752	—
	USD	6,700,838	JPY	1,087,108,000	08/26/2026	143,400	—
						149,152	(250,009)
Citibank, N.A.	BRL	2,413,000	USD	473,983	08/04/2026	—	(2,034)
	CAD	9,383,000	USD	6,680,561	08/26/2026	—	(18,995)
	CHF	5,203,657	JPY	1,045,359,803	08/26/2026	129,438	—
	HKD	128,068,000	USD	16,351,194	08/26/2026	8,141	—
	USD	475,253	BRL	2,413,000	08/04/2026	764	—
	USD	470,693	BRL	2,413,000	09/02/2026	1,750	—
	USD	1,935,177	CAD	2,718,000	08/26/2026	5,503	—
	USD	443,291	HKD	3,472,000	08/26/2026	—	(221)
						145,596	(21,250)
Goldman Sachs International	NOK	4,888,000	USD	506,769	08/26/2026	—	(8,817)
Morgan Stanley & Co. International PLC	GBP	695,000	USD	928,400	08/26/2026	—	(8,266)
	USD	197,613	DKK	1,291,000	08/26/2026	1,782	—
						1,782	(8,266)
UBS AG	BRL	2,413,000	USD	475,253	08/04/2026	—	(764)
	CHF	2,316,000	USD	2,865,492	08/26/2026	—	(6,092)
	GBP	3,711,000	USD	4,983,075	08/26/2026	—	(18,321)

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Forward Foreign Currency Contracts — (continued)
Counterparty	Contract to Deliver		In Exchange For		Delivery Date	Unrealized Appreciation	Unrealized (Depreciation)
	SGD	1,196,000	USD	929,305	08/26/2026	$—	$(4,737)
	USD	2,172,567	AUD	3,097,000	08/26/2026	5,790	—
	USD	458,649	BRL	2,413,000	08/04/2026	17,367	—
	USD	812,490	KRW	1,214,544,000	08/24/2026	29,086	—
	USD	1,622,250	TWD	52,199,000	08/24/2026	—	(3,565)
						52,243	(33,479)
Unrealized Appreciation (Depreciation)						$379,717	$(335,449)

AUD—Australian Dollar
BRL—Brazilian Real
CAD—Canadian Dollar
CHF—Swiss Franc
CNH—Yuan Renminbi Offshore
DKK—Danish Krone
EUR—Euro Currency
GBP—British Pound
HKD—Hong Kong Dollar
INR—Indian Rupee
JPY—Japanese Yen
KRW—South Korean Won
NOK—Norwegian Krone
SGD—Singapore Dollar
TWD—New Taiwan Dollar
USD—United States Dollar

Industry Allocation*
Banks	14.4%
Semiconductors	7.8
Short-Term Investments	7.7
Internet	6.6
Insurance	4.7
Pharmaceuticals	4.5
Diversified Financial Services	4.4
Software	3.9
Telecommunications	3.4
Electric	3.2
Oil & Gas	3.2
Computers	3.0
REITS	2.3
Pipelines	2.2
Retail	1.9
Aerospace/Defense	1.9
Food	1.9
Media	1.7
Auto Manufacturers	1.6
Health Care-Services	1.5
Commercial Services	1.5
Cosmetics/Personal Care	1.5
Beverages	1.0
Electrical Components & Equipment	1.0
Electronics	0.9
Machinery-Construction & Mining	0.9
Health Care-Products	0.7
Chemicals	0.7
Apparel	0.7
Building Materials	0.6
Miscellaneous Manufacturing	0.6
Machinery-Diversified	0.5
Mining	0.5
Entertainment	0.5
Distribution/Wholesale	0.5
Transportation	0.4
Auto Parts & Equipment	0.4
Leisure Time	0.3
Home Furnishings	0.3
Household Products/Wares	0.3
Unaffiliated Investment Companies	0.3
Oil & Gas Services	0.2

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Industry Allocation*(continued)
Engineering & Construction	0.2%
Agriculture	0.2
Biotechnology	0.2
Investment Companies	0.2
Iron/Steel	0.1
Savings & Loans	0.1
Purchased Options	0.1
Environmental Control	0.1
Energy-Alternate Sources	0.1
97.4%

*	Calculated as a percentage of net assets
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Australia	$60,594	$769,407	$—	$830,001
Bermuda	34,992	—	—	34,992
Canada	4,322,142	—	—	4,322,142
China	545,350	3,297,567	—	3,842,917
Curacao	19,539	—	—	19,539
India	831,544	—	—	831,544
Ireland	1,628,849	—	—	1,628,849
Israel	12,752	31,416	—	44,168
Luxembourg	129,484	6,660	—	136,144
Netherlands	129,191	4,012,940	—	4,142,131
Puerto Rico	38,721	—	—	38,721
Singapore	806,314	1,684,727	—	2,491,041
South Africa	17,701	—	—	17,701
Switzerland	491,081	7,148,206	—	7,639,287
Taiwan	4,061,904	—	—	4,061,904
United Kingdom	607,374	13,976,875	—	14,584,249
United States	99,984,448	14,267	—	99,998,715
Other Countries	—	37,064,253	—	37,064,253
Corporate Bonds & Notes	—	168,315,649	—	168,315,649
Unaffiliated Investment Companies	1,074,073	—	—	1,074,073
Purchased Options	405,305	—	—	405,305
Warrants	—	—	0	0
Rights	—	—	1	1
Short-Term Investments:
U.S. Government	—	20,796,546	—	20,796,546
Other Short-Term Investments	9,413,612	—	—	9,413,612
Total Investments at Value	$124,614,970	$257,118,513	$1	$381,733,484
Other Financial Instruments:†
Futures Contracts	$2,187,583	$—	$—	$2,187,583
Forward Foreign Currency Contracts	—	379,717	—	379,717
Total Other Financial Instruments	$2,187,583	$379,717	$—	$2,567,300

SunAmerica Series Trust SA Schroders VCP Global Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$837,754	$—	$—	$837,754
Forward Foreign Currency Contracts	—	335,449	—	335,449
Total Other Financial Instruments	$837,754	$335,449	$—	$1,173,203

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 98.5%
Advertising — 0.1%
Advantage Solutions, Inc.†	433	$16,991
Boston Omaha Corp., Class A†	2,475	35,096
Clear Channel Outdoor Holdings, Inc.†	45,825	110,896
MNTN, Inc., Class A†	5,493	50,645
National CineMedia, Inc.	7,869	31,555
Nexxen International, Ltd.†	3,327	34,202
Stagwell, Inc.†	11,421	96,507
Taboola.com, Ltd.†	14,946	74,879
TechTarget, Inc.†	2,993	13,439
		464,210
Aerospace/Defense — 1.6%
AAR Corp.†	4,523	633,401
AerSale Corp.†	4,327	26,827
Aevex Corp., Class A†	2,119	35,239
AIRO Group Holdings, Inc.†	2,602	17,537
Amprius Technologies, Inc.†	15,544	149,222
Archer Aviation, Inc., Class A†	75,960	352,454
Astronics Corp.†	3,583	248,983
Beta Technologies, Inc., Class A†	3,664	69,360
Ducommun, Inc.†	1,606	287,506
Eve Holding, Inc.†	10,825	25,114
Firefly Aerospace, Inc.†	9,054	184,068
Innovative Solutions & Support, Inc.†	1,735	31,733
Intuitive Machines, Inc.†	14,604	180,213
Joby Aviation, Inc.†	76,660	548,119
Mercury Systems, Inc.†	6,377	619,207
Moog, Inc., Class A	3,240	1,263,114
National Presto Industries, Inc.	638	77,466
Ondas, Inc.†	55,208	413,508
Red Cat Holdings, Inc.†	12,345	92,958
Redwire Corp.†	22,263	191,907
Starfighters Space, Inc.†	3,597	12,769
TAT Technologies, Ltd.†	1,403	54,577
Unusual Machines, Inc.†	5,039	106,625
Virgin Galactic Holdings, Inc.†	11,314	28,851
Voyager Technologies, Inc., Class A†	5,871	144,016
York Space Systems, Inc.†	2,238	32,966
		5,827,740
Agriculture — 0.3%
Alico, Inc.	607	22,920
Andersons, Inc.	3,824	270,663
Del Monte Corp.	3,895	115,721
Dole PLC	8,680	122,735
Limoneira Co.	1,943	25,201
Tejon Ranch Co.†	2,224	37,652
Turning Point Brands, Inc.	2,141	159,740
Universal Corp.	2,803	147,690
Vital Farms, Inc.†	3,836	48,832
		951,154
Airlines — 0.3%
Allegiant Travel Co.†	2,794	274,036
Frontier Group Holdings, Inc.†	6,312	42,606
JetBlue Airways Corp.†	38,728	233,530
Republic Airways Holdings, Inc.†	1,668	34,444
SkyWest, Inc.†	4,534	485,002
Wheels Up Experience, Inc.†	247	1,420
		1,071,038
Apparel — 0.6%
Capri Holdings, Ltd.†	13,680	217,922
Security Description	Shares or Principal Amount	Value

Apparel (continued)
Carter's, Inc.	4,056	$156,440
Ermenegildo Zegna NV	5,358	78,816
Fossil Group, Inc.†	6,375	31,556
Kontoor Brands, Inc.	6,283	526,138
Oxford Industries, Inc.	1,689	64,047
Playboy, Inc.†	6,790	7,537
Rocky Brands, Inc.	819	40,000
Steven Madden, Ltd.	8,241	379,745
Superior Group of Cos., Inc.	1,270	15,050
Torrid Holdings, Inc.†	2,718	6,931
Under Armour, Inc., Class A†	21,495	142,942
Under Armour, Inc., Class C†	20,800	134,992
Weyco Group, Inc.	686	26,754
Wolverine World Wide, Inc.	9,278	182,591
		2,011,461
Auto Manufacturers — 0.1%
Blue Bird Corp.†	3,645	271,151
Hyliion Holdings Corp.†	14,969	53,290
Lucid Group, Inc.†	14,955	110,368
Wabash National Corp.	4,376	54,963
		489,772
Auto Parts & Equipment — 1.1%
Dauch Corp.†	26,416	149,250
Adient PLC†	8,893	187,109
Aeva Technologies, Inc.†	3,225	56,566
Commercial Vehicle Group, Inc.†	3,642	16,498
Cooper-Standard Holdings, Inc.†	2,020	59,529
Dana, Inc.	12,450	335,278
Dorman Products, Inc.†	3,060	407,470
Douglas Dynamics, Inc.	2,596	114,561
Fox Factory Holding Corp.†	5,004	90,072
Garrett Motion, Inc.	19,749	615,181
Gentherm, Inc.†	3,403	138,094
Goodyear Tire & Rubber Co.†	31,938	221,969
Holley, Inc.†	9,806	26,182
indie Semiconductor, Inc., Class A†	25,107	81,096
Methode Electronics, Inc.	4,120	57,639
Microvast Holdings, Inc.†	22,381	18,064
Miller Industries, Inc.	1,296	65,189
Motorcar Parts of America, Inc.†	1,650	22,110
Phinia, Inc.	4,174	307,165
Solid Power, Inc.†	23,760	48,946
Standard Motor Products, Inc.	2,537	96,990
Strattec Security Corp.†	441	38,759
Titan International, Inc.†	6,225	44,945
Versigent PLC†	8,110	335,348
Visteon Corp.	3,011	314,770
XPEL, Inc.†	2,853	126,588
		3,975,368
Banks — 10.0%
1st Source Corp.	2,030	182,172
ACNB Corp.	1,197	77,183
Alerus Financial Corp.	2,579	85,803
Amalgamated Financial Corp.	2,116	104,488
Amerant Bancorp, Inc.	4,011	118,726
Ameris Bancorp	7,475	651,895
Ames National Corp.	994	30,406
Arrow Financial Corp.	1,770	70,517
Associated Banc-Corp.	16,475	508,748
Atlantic Union Bankshares Corp.	16,351	693,773
Avidbank Holdings, Inc.†	1,086	35,414

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
Avidia Bancorp, Inc.	2,145	$47,834
BancFirst Corp.	2,476	279,342
Bancorp, Inc.†	4,486	300,876
Bank First Corp.	1,166	178,095
Bank of Hawaii Corp.	4,231	338,057
Bank of Marin Bancorp	1,577	45,985
Bank of N.T. Butterfield & Son, Ltd.	4,615	282,853
Bank7 Corp.	524	26,347
BankUnited, Inc.	7,798	363,777
Bankwell Financial Group, Inc.	686	46,751
Banner Corp.	3,659	257,630
Bar Harbor Bankshares	1,799	71,438
BayCom Corp.	1,198	36,156
BCB Bancorp, Inc.	1,689	16,873
Blue Ridge Bankshares, Inc.	7,303	25,634
Bridgewater Bancshares, Inc.†	2,523	51,671
Burke & Herbert Financial Services Corp.	1,724	126,283
Business First Bancshares, Inc.	3,492	111,115
Byline Bancorp, Inc.	3,443	135,207
C & F Financial Corp.	347	28,659
California Bancorp	3,066	65,306
Camden National Corp.	1,988	115,085
Capital Bancorp, Inc.	1,219	45,505
Capital City Bank Group, Inc.	1,647	85,430
Carter Bankshares, Inc.	2,426	83,891
Cathay General Bancorp	7,340	463,815
CB Financial Services, Inc.	530	19,414
Central Pacific Financial Corp.	2,737	107,838
Chain Bridge Bancorp, Inc., Class A†	266	12,114
Chemung Financial Corp.	473	38,545
ChoiceOne Financial Services, Inc.	1,703	57,953
Citizens & Northern Corp.	2,052	52,100
Citizens Financial Services, Inc.	516	40,000
City Holding Co.	1,600	232,176
Civista Bancshares, Inc.	2,448	71,139
CNB Financial Corp.	3,254	114,215
Coastal Financial Corp.†	1,460	59,845
CoastalSouth Bancshares, Inc.	962	26,234
Colony Bankcorp., Inc.	2,449	53,682
Columbia Financial, Inc.†	30,275	327,268
Commercial Bancgroup, Inc.	1,012	34,651
Community Bancorp	597	24,149
Community Financial System, Inc.	6,044	391,712
Community Trust Bancorp, Inc.	1,805	141,602
Community West Bancshares	2,879	72,061
ConnectOne Bancorp, Inc.	5,516	181,697
Customers Bancorp, Inc.†	3,564	280,416
CVB Financial Corp.	18,814	420,869
Dime Community Bancshares, Inc.	4,634	188,882
Eagle Bancorp, Inc.	3,361	93,268
Eagle Financial Services, Inc.	522	21,167
Eastern Bankshares, Inc.	24,071	552,670
ECB Bancorp, Inc.†	875	17,981
Enterprise Financial Services Corp.	4,212	279,298
Equity Bancshares, Inc., Class A	2,052	103,995
Esquire Financial Holdings, Inc.	858	110,871
Farmers & Merchants Bancorp, Inc.	1,447	48,272
Farmers National Banc Corp.	6,959	110,370
FB Bancorp, Inc.†	1,551	23,971
FB Financial Corp.	5,076	306,489
Fidelity D&D Bancorp, Inc.	538	28,299
Financial Institutions, Inc.	2,307	95,648
Security Description	Shares or Principal Amount	Value

Banks (continued)
Finwise Bancorp†	1,030	$14,173
First Bancorp	17,183	497,104
First Bancorp	4,677	294,043
First Bancorp, Inc.	1,249	43,840
First Bank	2,620	48,549
First Busey Corp.	9,368	289,096
First Business Financial Services, Inc.	954	66,980
First Commonwealth Financial Corp.	11,701	251,923
First Community Bankshares, Inc.	1,780	84,942
First Community Corp.	1,068	36,483
First Financial Bancorp	11,915	403,084
First Financial Bankshares, Inc.	15,159	532,687
First Financial Corp.	1,360	109,548
First Guaranty Bancshares, Inc.	706	6,771
First Internet Bancorp	943	27,781
First Interstate BancSystem, Inc., Class A	10,380	394,648
First Merchants Corp.	7,129	307,545
First Mid Bancshares, Inc.	2,738	142,622
First National Corp.	886	28,131
First Northern Community Bancorp†	1,760	32,384
First United Corp.	684	30,192
Firstsun Capital Bancorp†	2,735	105,790
Five Star Bancorp	1,711	80,742
Flagstar Bank N.A.	35,134	499,605
Franklin Financial Services Corp.	477	30,127
Fulton Financial Corp.	21,189	515,528
FVCBankcorp., Inc.	1,801	33,481
GBank Financial Holdings, Inc.†	1,023	21,299
German American Bancorp, Inc.	4,223	214,866
Glacier Bancorp, Inc.	15,015	740,089
Great Southern Bancorp, Inc.	912	73,243
Hancock Whitney Corp.	9,380	722,260
Hanmi Financial Corp.	3,179	101,347
Hanover Bancorp, Inc.	539	14,146
Hawthorn Bancshares, Inc.	661	25,772
HBT Financial, Inc.	1,905	68,275
Heritage Financial Corp.	4,673	138,928
Hilltop Holdings, Inc.	4,645	183,199
Home BancShares, Inc.	21,376	664,152
Hope Bancorp, Inc.	14,133	198,003
Horizon Bancorp, Inc.	5,650	115,542
Independent Bank Corp.	2,152	82,206
Independent Bank Corp. of Rockland Massachusetts	5,539	464,334
International Bancshares Corp.	6,281	480,748
Investar Holding Corp.	1,497	45,090
Isabella Bank Corp.	813	32,284
John Marshall Bancorp, Inc.	1,417	32,874
Kearny Financial Corp.	6,883	66,008
Lakeland Financial Corp.	2,791	174,856
Landmark Bancorp, Inc.	541	16,955
LCNB Corp.	1,656	32,805
Live Oak Bancshares, Inc.	4,101	175,523
MainStreet Bancshares, Inc.	800	18,448
Mechanics Bancorp, Class A	4,536	76,159
Mercantile Bank Corp.	1,892	113,671
Merchants Bancorp	2,819	155,552
Meridian Corp.	1,031	20,249
Metrocity Bankshares, Inc.	2,739	96,906
Metropolitan Bank Holding Corp.	1,234	114,120
Mid Penn Bancorp, Inc.	2,536	97,230
Midland States Bancorp, Inc.	2,096	70,572
MVB Financial Corp.	1,298	39,784
National Bank Holdings Corp., Class A	5,025	217,030

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
National Bankshares, Inc.	758	$30,775
NB Bancorp, Inc.	4,766	109,666
NBT Bancorp, Inc.	5,923	311,846
NewtekOne, Inc.	2,988	44,312
Nicolet Bankshares, Inc.	2,259	386,108
Northeast Bank	840	104,303
Northeast Community Bancorp, Inc.	1,393	37,193
Northpointe Bancshares, Inc.	2,432	42,560
Northrim Bancorp, Inc.	2,594	68,767
Norwood Financial Corp.	1,068	36,301
Oak Valley Bancorp	771	26,114
OFG Bancorp	4,636	245,059
Ohio Valley Banc Corp.	432	18,170
Old National Bancorp	39,538	1,053,292
Old Second Bancorp, Inc.	5,640	142,636
OP Bancorp	1,339	20,888
Orange County Bancorp, Inc.	1,246	47,660
Origin Bancorp, Inc.	3,394	185,754
Orrstown Financial Services, Inc.	2,243	95,843
Park National Corp.	1,907	396,942
Parke Bancorp, Inc.	1,196	40,843
Pathward Financial, Inc.	2,400	211,776
PCB Bancorp	1,234	34,392
Peapack-Gladstone Financial Corp.	1,891	86,948
Peoples Bancorp of North Carolina, Inc.	499	21,457
Peoples Bancorp, Inc.	3,990	166,223
Peoples Financial Services Corp.	1,106	77,818
Pioneer Bancorp, Inc.†	1,340	23,075
Plumas Bancorp	774	47,454
Ponce Financial Group, Inc.†	2,246	45,324
Primis Financial Corp.	2,586	41,428
Princeton Bancorp, Inc.	624	25,734
QCR Holdings, Inc.	1,879	193,443
RBB Bancorp	1,729	45,594
Red River Bancshares, Inc.	569	57,213
Renasant Corp.	10,572	460,622
Republic Bancorp, Inc., Class A	1,002	99,739
Rhinebeck Bancorp, Inc.†	717	8,604
Richmond Mutual Bancorp, Inc.	1,035	16,198
S&T Bancorp, Inc.	3,958	206,410
Seacoast Banking Corp. of Florida	11,151	387,386
ServisFirst Bancshares, Inc.	5,937	531,361
Shore Bancshares, Inc.	3,674	90,013
Sierra Bancorp	1,298	52,906
Simmons First National Corp., Class A	16,624	392,160
SmartFinancial, Inc.	1,678	87,927
South Plains Financial, Inc.	1,839	82,461
Southern First Bancshares, Inc.†	1,077	67,205
Southside Bancshares, Inc.	3,208	104,292
SR Bancorp, Inc.	895	17,497
Stock Yards Bancorp, Inc.	3,028	257,683
Texas Capital Bancshares, Inc.	4,954	489,703
Third Coast Bancshares, Inc.†	1,825	80,008
Tompkins Financial Corp.	1,537	153,454
Towne Bank	9,967	377,849
TriCo Bancshares	3,381	194,543
Triumph Financial, Inc.†	2,613	198,405
TrustCo. Bank Corp.	1,859	105,926
Trustmark Corp.	6,441	305,625
UMB Financial Corp.	8,356	1,217,720
United Bankshares, Inc.	15,642	757,855
United Community Banks, Inc.	12,931	458,275
Security Description	Shares or Principal Amount	Value

Banks (continued)
Unity Bancorp, Inc.	848	$49,939
Univest Financial Corp.	3,136	138,737
Valley National Bancorp	55,343	790,851
Virginia National Bankshares Corp.	529	24,226
Walker & Dunlop, Inc.	3,826	190,114
Washington Trust Bancorp, Inc.	2,121	82,677
WesBanco., Inc.	10,351	428,324
West Bancorp, Inc.	1,854	52,005
Westamerica Bancorp	2,496	150,134
Western New England Bancorp, Inc.	2,090	27,024
		35,400,694
Beverages — 0.2%
Boston Beer Co., Inc., Class A†	868	159,018
BRC, Inc., Class A†	11,434	11,777
MGP Ingredients, Inc.	1,652	29,240
National Beverage Corp.	2,620	82,897
Vita Coco Co., Inc.†	5,555	366,297
Westrock Coffee Co.†	4,396	35,695
		684,924
Biotechnology — 9.8%
4D Molecular Therapeutics, Inc.†	5,367	54,636
Abeona Therapeutics, Inc.†	5,114	32,832
Absci Corp.†	15,548	120,963
ACADIA Pharmaceuticals, Inc.†	14,501	375,141
Achieve Life Sciences, Inc.†	9,115	58,518
Acumen Pharmaceuticals, Inc.†	5,534	11,898
ADC Therapeutics SA†	10,003	10,503
ADMA Biologics, Inc.†	26,183	221,508
Agenus, Inc.†	4,666	34,995
Aktis Oncology, Inc.†	2,275	50,209
Alector, Inc.†	12,087	18,251
Allogene Therapeutics, Inc.†	31,081	58,432
Alpha Teknova, Inc.†	1,233	6,165
Altimmune, Inc.†	23,277	66,107
Alto Neuroscience, Inc.†	3,067	83,024
Alumis Inc†	8,931	252,301
ALX Oncology Holdings, Inc.†	12,635	24,512
AN2 Therapeutics, Inc.†	3,099	16,580
AnaptysBio, Inc.†	2,203	117,552
Anavex Life Sciences Corp.†	9,594	26,383
ANI Pharmaceuticals, Inc.†	2,318	183,678
Annexon, Inc.†	18,190	92,678
Apogee Therapeutics, Inc.†	5,100	683,859
Arbutus Biopharma Corp.†	17,301	75,086
Arcturus Therapeutics Holdings, Inc.†	3,148	18,132
Arcus Biosciences, Inc.†	9,984	281,449
Arcutis Biotherapeutics, Inc.†	12,847	345,070
Ardelyx, Inc.†	27,218	134,729
ArriVent Biopharma, Inc.†	4,224	125,960
ARS Pharmaceuticals, Inc.†	7,213	37,003
Artiva Biotherapeutics, Inc.†	745	7,525
Arvinas, Inc.†	6,963	55,913
Assembly Biosciences, Inc.†	1,154	28,977
AtaiBeckley, Inc.†	36,033	258,717
Atea Pharmaceuticals, Inc.†	7,281	34,221
Aura Biosciences, Inc.†	4,736	33,199
Aurinia Pharmaceuticals, Inc.†	13,557	201,728
Avalo Therapeutics, Inc.†	4,893	89,297
Avalyn Pharma, Inc.†	2,006	57,753
Beam Therapeutics, Inc.†	11,180	285,314
Benitec Biopharma, Inc.†	2,496	29,228

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Bicara Therapeutics, Inc.†	4,924	$133,440
BioAge Labs, Inc.†	4,116	37,209
BioCryst Pharmaceuticals, Inc.†	26,531	238,248
Biohaven, Ltd.†	15,164	204,714
Black Diamond Therapeutics, Inc.†	5,527	9,341
Bright Minds Biosciences, Inc.†	868	63,590
C4 Therapeutics, Inc.†	11,869	41,304
Cabaletta Bio, Inc.†	13,183	35,330
CAMP4 Therapeutics Corp.†	3,705	12,782
Canton Strategic Holdings, Inc.†	5,194	10,024
Capricor Therapeutics, Inc.†	5,983	23,035
Caribou Biosciences, Inc.†	10,754	15,701
Cartesian Therapeutics, Inc.†	1,755	13,689
Celcuity, Inc.†	4,351	375,839
Celldex Therapeutics, Inc.†	8,838	336,374
Century Therapeutics, Inc.†	14,432	29,153
Certara, Inc.†	13,608	110,225
CG oncology, Inc.†	8,345	594,081
Climb Bio, Inc.†	4,125	49,087
Codexis, Inc.†	9,973	13,962
Cogent Biosciences, Inc.†	18,856	734,064
Compass Therapeutics, Inc.†	14,593	27,873
Context Therapeutics, Inc.†	11,202	6,714
Contineum Therapeutics, Inc., Class A†	3,147	48,747
Crescent Biopharma, Inc.†	2,529	36,595
Crinetics Pharmaceuticals, Inc.†	11,727	979,439
CRISPR Therapeutics AG†	10,543	505,959
Cullinan Therapeutics, Inc.†	6,664	109,956
Cytek Biosciences, Inc.†	13,248	55,907
Cytokinetics, Inc.†	14,957	1,153,633
CytomX Therapeutics, Inc.†	20,845	64,619
Damora Therapeutics, Inc.†	5,929	171,882
Definium Therapeutics, Inc.†	14,716	640,440
Denali Therapeutics, Inc.†	16,634	382,915
Design Therapeutics, Inc.†	3,604	43,897
DiaMedica Therapeutics, Inc.†	3,540	22,444
Dianthus Therapeutics, Inc.†	5,351	572,129
Disc Medicine, Inc.†	3,209	247,093
Dyne Therapeutics, Inc.†	17,127	431,258
Edgewise Therapeutics, Inc.†	8,015	308,016
Editas Medicine, Inc.†	12,106	31,233
Eikon Therapeutics, Inc.†	2,549	23,476
Eledon Pharmaceuticals, Inc.†	9,021	30,491
Elicio Operating Co., Inc.†	1,777	4,976
Emergent BioSolutions, Inc.†	6,258	45,183
Entrada Therapeutics, Inc.†	3,181	21,599
Erasca, Inc.†	24,916	452,225
Evolus, Inc.†	6,954	40,611
Evommune, Inc.†	1,485	16,706
EyePoint, Inc.†	8,512	104,272
First Tracks Biotherapeutics, Inc.†	2,733	120,361
Forafric Global PLC†	622	6,662
Forte Biosciences, Inc.†	2,268	173,729
Generate Biomedicines, Inc.†	2,859	40,026
Geron Corp.†	59,967	77,357
Greenwich Lifesciences, Inc.†	598	8,073
Ideaya Biosciences, Inc.†	9,421	334,445
Immix Biopharma, Inc.†	4,810	40,019
ImmunityBio, Inc.†	43,548	312,239
Immunome, Inc.†	11,968	272,392
Immunovant, Inc.†	9,611	371,177
Inhibrx Biosciences, Inc.†	1,114	91,404
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Innoviva, Inc.†	8,522	$178,706
Intellia Therapeutics, Inc.†	15,372	164,173
Invivyd, Inc.†	24,648	13,187
Iovance Biotherapeutics, Inc.†	44,777	182,242
Jade Biosciences, Inc.†	3,813	75,307
Janux Therapeutics, Inc.†	5,074	76,973
Kailera Therapeutics, Inc.†	5,058	85,683
Karyopharm Therapeutics, Inc.†	2,332	4,477
Keros Therapeutics, Inc.†	2,129	21,439
Kiniksa Pharmaceuticals International PLC†	4,836	359,508
Kodiak Sciences, Inc.†	4,415	183,576
Korro Bio, Inc.†	1,305	13,533
Krystal Biotech, Inc.†	2,956	1,008,351
Kura Oncology, Inc.†	9,974	89,866
Kymera Therapeutics, Inc.†	7,083	732,382
Kyverna Therapeutics, Inc.†	4,914	35,872
Larimar Therapeutics, Inc.†	7,825	29,891
LB Pharmaceuticals, Inc.†	2,621	105,050
LENZ Therapeutics, Inc.†	1,905	10,097
Lexeo Therapeutics, Inc.†	8,301	34,283
Lexicon Pharmaceuticals, Inc.†	29,144	67,323
Ligand Pharmaceuticals, Inc.†	2,271	653,003
Lineage Cell Therapeutics, Inc.†	21,580	23,306
Liquidia Corp.†	7,981	671,282
MacroGenics, Inc.†	7,355	27,140
MapLight Therapeutics, Inc.†	1,221	15,897
Maravai LifeSciences Holdings, Inc., Class A†	13,212	86,803
Maze Therapeutics, Inc.†	3,888	104,665
MBX Biosciences, Inc.†	3,505	231,085
MeiraGTx Holdings PLC†	7,041	83,013
Mineralys Therapeutics, Inc.†	6,451	164,630
Monopar Therapeutics, Inc.†	519	56,234
Monte Rosa Therapeutics, Inc.†	8,370	138,272
Myriad Genetics, Inc.†	10,548	30,167
Nektar Therapeutics†	3,919	276,956
NeoGenomics, Inc.†	14,884	227,576
Neumora Therapeutics, Inc.†	12,017	19,347
Niagen Bioscience, Inc.†	6,339	21,553
Nkarta, Inc.†	4,743	9,913
Novavax, Inc.†	17,006	124,484
Nurix Therapeutics, Inc.†	10,963	254,451
Nuvation Bio, Inc.†	28,178	178,367
Olema Pharmaceuticals, Inc.†	8,579	98,230
Omeros Corp.†	8,448	100,024
OmniAb, Inc.†	12,879	25,500
Opus Genetics, Inc.†	6,271	23,265
Organogenesis Holdings, Inc.†	8,072	19,131
Oruka Therapeutics, Inc.†	5,696	549,721
Ovid Therapeutics, Inc.†	17,931	39,807
Palisade Bio, Inc.†	17,284	32,753
Palvella Therapeutics, Inc.†	1,232	171,297
Perspective Therapeutics, Inc.†	12,094	35,194
Phathom Pharmaceuticals, Inc.†	5,759	50,391
Praxis Precision Medicines, Inc.†	2,843	875,161
Precigen, Inc.†	21,229	133,106
Precision BioSciences, Inc.†	2,810	19,642
Prelude Therapeutics, Inc.†	3,251	14,955
Prime Medicine, Inc.†	11,127	32,491
ProKidney Corp.†	8,861	13,646
Protalix BioTherapeutics, Inc.†	7,779	18,436
Protara Therapeutic, Inc.†	6,128	24,022
Prothena Corp. PLC†	4,590	37,271
PTC Therapeutics, Inc.†	9,375	637,594

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Biotechnology (continued)
Puma Biotechnology, Inc.†	4,760	$37,747
Rapport Therapeutics, Inc.†	3,399	139,291
Recursion Pharmaceuticals, Inc., Class A†	57,867	173,601
REGENXBIO, Inc.†	5,127	49,681
Relay Therapeutics, Inc.†	18,276	344,137
Relmada Therapeutics, Inc.†	11,074	58,803
Replimune Group, Inc.†	9,275	103,880
Rezolute, Inc.†	8,595	40,568
Rigel Pharmaceuticals, Inc.†	2,155	79,326
Rocket Pharmaceuticals, Inc.†	9,379	29,169
SAB Biotherapeutics, Inc.†	5,085	18,153
Sana Biotechnology, Inc.†	21,508	67,320
Sarepta Therapeutics, Inc.†	11,769	174,887
Savara, Inc.†	17,916	97,821
Scholar Rock Holding Corp.†	12,644	597,998
Septerna, Inc.†	2,382	82,060
Shattuck Labs, Inc.†	7,183	50,784
Sionna Therapeutics, Inc.†	1,984	93,506
Solid Biosciences, Inc.†	9,215	74,273
Spruce Biosciences, Inc.†	318	13,620
Stoke Therapeutics, Inc.†	6,228	179,740
Surrozen, Inc.†	860	19,101
Sutro Biopharma, Inc.†	1,868	45,150
Syndax Pharmaceuticals, Inc.†	10,059	191,624
Tango Therapeutics, Inc.†	15,927	432,896
Tarsus Pharmaceuticals, Inc.†	4,671	275,776
Taysha Gene Therapies, Inc.†	26,988	158,150
Tectonic Therapeutic, Inc.†	1,040	29,151
Tenax Therapeutics, Inc.†	2,948	40,388
TG Therapeutics, Inc.†	16,464	856,622
Theravance Biopharma, Inc.†	4,726	79,680
Travere Therapeutics, Inc.†	10,111	565,104
TriSalus Life Sciences, Inc.†	5,614	25,488
Tyra Biosciences, Inc.†	4,061	129,465
Ultragenyx Pharmaceutical, Inc.†	10,933	272,341
Unicycive Therapeutics, Inc.†	2,861	14,334
Upstream Bio, Inc.†	3,666	23,132
UroGen Pharma, Ltd.†	4,797	183,437
Vera Therapeutics, Inc.†	7,135	229,033
Veracyte, Inc.†	9,163	424,430
Verastem, Inc.†	9,354	54,253
Vericel Corp.†	5,868	269,693
Vir Biotechnology, Inc.†	13,659	118,287
Viridian Therapeutics, Inc.†	10,185	192,700
Vor BioPharma, Inc.†	4,384	92,722
Wave Life Sciences, Ltd.†	15,158	83,521
Whitehawk Therapeutics, Inc.†	3,800	14,630
X4 Pharmaceuticals, Inc.†	9,468	37,683
Xencor, Inc.†	7,683	155,273
Xenon Pharmaceuticals, Inc.†	11,100	695,637
Zenas Biopharma, Inc.†	3,337	104,915
Zentalis Pharmaceuticals, Inc.†	5,859	27,772
Zevra Therapeutics, Inc. †	6,897	65,590
Zura Bio, Ltd.†	6,903	37,483
Zymeworks, Inc.†	5,228	114,702
		34,597,618
Building Materials — 0.8%
NWPX Infrastructure, Inc. †	1,070	131,696
AirJoule Technologies Corp.†	3,895	16,476
Apogee Enterprises, Inc.	2,331	92,308
Aspen Aerogels, Inc.†	8,036	37,207
Security Description	Shares or Principal Amount	Value

Building Materials (continued)
Boise Cascade Co.	4,068	$310,714
Gibraltar Industries, Inc.†	3,374	142,585
Griffon Corp.	4,396	378,803
Knife River Corp.†	6,567	480,507
LSI Industries, Inc.	3,932	91,969
Masterbrand, Inc.†	23,056	190,212
SmartRent, Inc.†	20,038	20,238
Smith-Midland Corp.†	310	8,412
Tecnoglass Holdings, Inc.	2,843	123,500
Titan America SA	2,764	42,787
UFP Industries, Inc.	6,481	562,162
Worthington Enterprises, Inc.	3,532	198,534
		2,828,110
Chemicals — 1.9%
AdvanSix, Inc.	3,143	63,049
Ashland, Inc.	5,220	379,024
Balchem Corp.	3,709	621,461
Cabot Corp.	5,909	520,110
Calumet, Inc.†	7,890	348,659
Chemours Co.	17,301	287,370
Ecovyst, Inc.†	12,328	148,676
FMC Corp.	14,232	152,425
H.B. Fuller Co.	6,292	347,948
Hawkins, Inc.	2,209	282,818
Huntsman Corp.	19,041	185,840
Ingevity Corp.†	4,079	298,216
Innospec, Inc.	2,853	245,301
Intrepid Potash, Inc.†	1,245	42,280
Koppers Holdings, Inc.	2,105	103,187
Kronos Worldwide, Inc.	2,463	14,827
Lightwave Logic, Inc.†	17,936	115,866
Mativ Holdings, Inc.	5,709	49,840
Minerals Technologies, Inc.	3,591	273,778
Oil-Dri Corp. of America	1,099	109,032
Orion SA	6,729	45,421
Perimeter Solutions, Inc.†	17,203	526,584
Quaker Chemical Corp.	1,586	254,585
Rayonier Advanced Materials, Inc.†	6,932	62,041
Rogers Corp.†	2,032	250,891
Sensient Technologies Corp.	4,878	603,262
SES AI Corp.†	29,516	16,246
Stepan Co.	2,444	156,758
Trinseo PLC	3,871	6
Tronox Holdings PLC	13,125	76,650
Valhi, Inc.	273	3,669
		6,585,820
Coal — 0.5%
Alpha Metallurgical Resources, Inc.†	1,222	167,610
American Resources Corp.†	10,386	18,591
Core Natural Resources, Inc.	5,752	459,240
Hallador Energy Co.†	4,133	58,771
NACCO Industries, Inc., Class A	461	21,851
Peabody Energy Corp.	13,888	296,092
Ramaco Resources, Inc., Class A†	5,136	47,097
Ramaco Resources, Inc., Class B†	826	5,377
SunCoke Energy, Inc.	10,103	85,674
Warrior Met Coal, Inc.	6,010	477,254
		1,637,557
Commercial Services — 4.1%
Chaince Digital Holdings, Inc.†	7,811	21,793
Covista, Inc.†	3,895	486,291

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
GPGI, Inc.	20,704	$273,293
ABM Industries, Inc.	6,759	323,824
Acacia Research Corp.†	4,157	18,416
AirSculpt Technologies, Inc.†	1,478	7,109
Alarm.com Holdings, Inc.†	5,444	298,059
Alta Equipment Group, Inc.†	2,310	15,200
American Public Education, Inc.†	1,970	95,565
AMN Healthcare Services, Inc.†	4,390	147,636
Arlo Technologies, Inc.†	12,124	178,465
Barrett Business Services, Inc.	2,731	106,618
BrightView Holdings, Inc.†	7,818	101,947
Brink's Co.	4,729	560,150
Cadiz, Inc.†	6,251	18,690
Carriage Services, Inc.	1,524	61,524
Cass Information Systems, Inc.	1,282	71,689
CBIZ, Inc.†	5,551	305,749
Cimpress PLC†	1,930	190,491
Clarivate PLC†	41,003	81,186
CoreCivic, Inc.†	11,033	329,887
Coursera, Inc.†	24,521	130,207
CPI Card Group, Inc.†	768	16,182
CRA International, Inc.	743	133,019
Custom Truck One Source, Inc.†	7,178	72,857
Deluxe Corp.	4,962	128,367
Dlocal, Ltd.	10,172	153,394
Driven Brands Holdings, Inc.†	7,134	101,802
Ennis, Inc.	2,925	63,765
EVERTEC, Inc.	7,064	215,028
First Advantage Corp.†	8,965	177,866
Flywire Corp.†	13,634	218,280
Franklin Covey Co.†	1,050	22,522
FTAI Infrastructure, Inc.	12,495	46,606
GEO Group, Inc.†	14,488	447,534
Graham Holdings Co., Class B	360	433,274
Green Dot Corp., Class A†	6,434	84,350
Hackett Group, Inc.	2,584	27,700
Healthcare Services Group, Inc.†	7,852	182,952
Herc Holdings, Inc.	3,793	569,481
Hertz Global Holdings, Inc.†	15,059	23,869
HireQuest, Inc.	807	10,426
Huron Consulting Group, Inc.†	1,866	283,203
ICF International, Inc.	2,040	165,077
Information Services Group, Inc.	4,031	16,769
Insperity, Inc.	4,161	210,588
John Wiley & Sons, Inc., Class A	4,466	233,125
Kelly Services, Inc., Class A	3,543	52,578
Kforce, Inc.	1,883	106,898
KinderCare Learning Cos., Inc.†	3,601	19,265
Korn Ferry	5,970	491,152
Laureate Education, Inc.†	13,836	530,057
Legalzoom.com, Inc.†	13,466	105,977
Legence Corp., Class A†	6,646	424,879
Lifecore Biomedical, Inc.†	3,151	13,927
Lincoln Educational Services Corp.†	3,399	142,146
ManpowerGroup, Inc.	5,293	277,459
MarketWise, Inc.	198	3,901
Marqeta, Inc., Class A†	9,828	170,614
Matthews International Corp., Class A	3,301	91,603
Monro, Inc.	2,623	32,132
NPK International, Inc.†	9,233	115,320
NRC Health	1,187	23,158
Paymentus Holdings, Inc., Class A†	6,686	227,993
Security Description	Shares or Principal Amount	Value

Commercial Services (continued)
Payoneer Global, Inc.†	29,505	$211,551
Paysafe, Ltd.†	2,769	22,374
Perdoceo Education Corp.	6,938	220,698
Priority Technology Holdings, Inc.†	4,021	26,136
PROG Holdings, Inc.	4,478	197,122
Progyny, Inc.†	7,727	240,541
Public Policy Holding Co., Inc.	884	9,591
Quad/Graphics, Inc.	3,516	36,531
RCM Technologies, Inc.†	558	15,786
Remitly Global, Inc.†	17,970	409,177
Repay Holdings Corp.†	7,537	30,148
Sezzle, Inc.†	1,876	290,311
Spire Global, Inc.†	3,560	40,798
StoneCo., Ltd., Class A	26,524	301,710
Strategic Education, Inc.	2,496	204,672
Stride, Inc.†	4,784	384,107
Target Hospitality Corp.†	4,763	72,398
TIC Solutions, Inc.†	20,882	152,647
Transcat, Inc.†	1,097	93,651
TriNet Group, Inc.	3,174	208,944
TrueBlue, Inc.†	3,296	23,336
Universal Technical Institute, Inc.†	5,436	213,689
Upbound Group, Inc.	6,121	118,686
USCB Financial Holdings, Inc.	1,204	26,452
Verra Mobility Corp.†	17,160	90,776
Vestis Corp.†	10,397	150,341
Willdan Group, Inc.†	1,624	111,293
		14,594,350
Computers — 2.0%
3D Systems Corp.†	15,145	39,983
Conduent, Inc.†	17,611	27,649
Corsair Gaming, Inc.†	5,420	57,506
Crane NXT Co.	5,740	298,193
Cricut, Inc., Class A	5,280	24,763
Diebold Nixdorf, Inc.†	2,611	192,144
D-Wave Quantum, Inc.†	41,783	755,437
DXC Technology Co.†	19,405	218,112
Everforth, Inc.†	4,539	129,089
Everspin Technologies, Inc.†	2,280	33,128
Forward Industries, Inc.†	7,265	29,278
Globant SA†	4,825	176,595
Grid Dynamics Holdings, Inc.†	7,169	49,394
Infleqtion, Inc.†	13,218	129,933
Insight Enterprises, Inc.†	3,250	419,023
Maximus, Inc.	6,181	372,405
Mitek Systems, Inc.†	5,290	88,343
NCR Atleos Corp.†	8,337	392,089
NCR Voyix Corp.†	15,674	129,624
NetScout Systems, Inc.†	8,017	326,051
NextNav, Inc.†	11,477	150,464
One Stop Systems, Inc.†	2,631	32,177
OneSpan, Inc.	4,277	66,208
PAR Technology Corp.†	4,915	83,309
Pitney Bowes, Inc.	10,268	179,998
Qualys, Inc.†	4,116	595,791
Rapid7, Inc.†	7,291	70,358
Rigetti Computing, Inc.†	37,924	566,964
Rimini Street, Inc.†	6,075	29,221
Serve Robotics, Inc.†	8,401	40,157
Telos Corp.†	5,880	26,107
Tenable Holdings, Inc.†	13,005	424,483
Unisys Corp.†	7,449	21,379

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Computers (continued)
V2X, Inc.†	3,339	$301,311
Varonis Systems, Inc.†	12,925	516,354
Velo3D, Inc.†	1,934	19,591
Vuzix Corp.†	7,302	17,014
		7,029,625
Cosmetics/Personal Care — 0.3%
Coty, Inc., Class A†	42,387	116,564
Edgewell Personal Care Co.	5,278	143,509
Honest Co., Inc.†	10,617	38,752
Interparfums, Inc.	2,104	262,053
Oddity Tech, Ltd., Class A†	4,720	66,930
Perrigo Co. PLC	15,790	159,637
Prestige Consumer Healthcare, Inc.†	5,460	274,201
		1,061,646
Distribution/Wholesale — 0.8%
Gold.com, Inc.	2,339	96,741
Distribution Solutions Group, Inc.†	1,113	38,476
EVI Industries, Inc.	625	8,794
G-III Apparel Group, Ltd.	4,093	149,026
Global Industrial Co.	1,752	62,616
Hudson Technologies, Inc.†	4,638	28,014
OPENLANE, Inc.†	12,081	480,341
Resideo Technologies, Inc.†	15,562	533,777
Rush Enterprises, Inc., Class A	6,974	556,455
Rush Enterprises, Inc., Class B	1,099	85,425
ScanSource, Inc.†	2,399	135,831
ThredUp, Inc., Class A†	12,323	71,227
Titan Machinery, Inc.†	2,389	40,589
VSE Corp.	3,202	622,437
		2,909,749
Diversified Financial Services — 3.3%
Acadian Asset Management, Inc.	3,212	277,806
AlTi Global, Inc.†	5,152	18,547
Artisan Partners Asset Management, Inc., Class A	7,343	288,139
Atlanticus Holdings Corp.†	556	58,653
Bakkt, Inc.†	3,457	24,787
Better Home & Finance Holding Co.†	935	21,973
BGC Group, Inc., Class A	42,683	491,708
BRC Group Holdings, Inc.†	2,713	19,425
Bread Financial Holdings, Inc.	1,835	198,309
Burford Capital, Ltd.	23,978	98,789
Cohen & Steers, Inc.	3,237	266,308
Consumer Portfolio Services, Inc.†	1,166	10,867
Dave, Inc.†	1,160	432,320
DigitalBridge Group, Inc.	20,043	318,083
Enact Holdings, Inc.	3,088	146,124
Encore Capital Group, Inc.†	2,398	225,604
Enova International, Inc.†	2,756	700,410
Federal Agricultural Mtg. Corp., Class C	1,066	242,622
Finance Of America Cos, Inc., Class A†	505	11,489
First Western Financial, Inc.†	917	28,565
GCM Grosvenor, Inc., Class A	6,363	79,410
Happen, Inc.†	13,054	249,854
Hyperliquid Strategies, Inc.†	13,835	85,915
International Money Express, Inc.†	2,956	35,058
Jefferson Capital, Inc.	2,647	53,231
LendingTree, Inc.†	1,330	42,374
loanDepot, Inc., Class A†	10,314	10,120
Marex Group, Ltd.	7,172	465,606
Medallion Financial Corp.	2,092	20,795
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Miami International Holdings, Inc.†	8,581	$403,650
Moelis & Co., Class A	5,547	372,093
Navient Corp.	6,850	57,472
Nelnet, Inc., Class A	1,697	230,571
NerdWallet, Inc., Class A†	3,289	29,601
Onity Group, Inc.†	803	29,438
Oportun Financial Corp.†	4,678	25,916
OppFi, Inc.†	2,758	25,843
Pagseguro Digital, Ltd., Class A	19,198	185,069
Paysign, Inc.†	5,211	46,691
PennyMac Financial Services, Inc.	3,429	258,581
Perella Weinberg Partners	7,777	137,264
Piper Sandler Cos.	7,998	606,248
PJT Partners, Inc., Class A	2,786	468,912
PRA Group, Inc.†	4,201	72,971
Radian Group, Inc.	15,469	603,136
Regional Management Corp.	1,059	34,174
Resolute Holdings Management, Inc.†	449	55,568
Security National Financial Corp., Class A†	1,844	17,278
Silvercrest Asset Management Group, Inc., Class A	891	9,160
StepStone Group, Inc., Class A	8,791	385,573
StoneX Group, Inc.†	12,355	946,022
Strive, Inc., Class A†	6,837	75,959
Upstart Holdings, Inc.†	9,598	263,369
Velocity Financial, Inc.†	1,558	27,327
Victory Capital Holdings, Inc., Class A	4,869	482,177
Virtus Investment Partners, Inc.	752	119,831
Wealthfront Corp.†	3,768	35,758
Webull Corp.†	38,254	270,073
Westwood Holdings Group, Inc.	847	16,237
WisdomTree, Inc.	15,547	301,145
World Acceptance Corp.†	261	46,930
		11,562,928
Electric — 1.3%
Ameresco, Inc., Class A†	3,841	80,930
Avista Corp.	9,477	383,345
Black Hills Corp.	8,798	626,506
Genie Energy, Ltd., Class B	2,418	33,634
Hawaiian Electric Industries, Inc.†	18,907	244,278
MGE Energy, Inc.	4,225	336,014
Net Power, Inc.†	3,861	5,521
Northwestern Energy Group, Inc.	7,090	487,367
Ormat Technologies, Inc.	7,109	693,696
Otter Tail Corp.	4,418	390,640
Portland General Electric Co.	13,377	659,887
TXNM Energy, Inc.	11,793	683,051
Unitil Corp.	2,117	114,191
		4,739,060
Electrical Components & Equipment — 1.0%
American Superconductor Corp.†	5,338	156,777
AZZ, Inc.	3,409	493,350
Belden, Inc.	4,456	552,767
ChargePoint Holdings, Inc.†	2,828	15,441
Energizer Holdings, Inc.	6,959	145,930
Energous Corp.†	627	8,847
EnerSys	4,211	783,457
Espey Mfg. & Electronics Corp.	272	16,094
Graham Corp.†	1,194	114,505
Insteel Industries, Inc.	2,050	62,832

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electrical Components & Equipment (continued)
nLight, Inc.†	6,321	$434,885
Novanta, Inc.†	4,104	585,025
		3,369,910
Electronics — 2.1%
Allient, Inc.	1,671	146,146
Atkore, Inc.	3,919	285,930
Atmus Filtration Technologies, Inc.	9,442	487,490
Badger Meter, Inc.	3,369	452,625
Bel Fuse, Inc., Class A	183	40,833
Bel Fuse, Inc., Class B	1,383	376,135
Benchmark Electronics, Inc.	4,072	324,823
CTS Corp.	3,241	207,813
Enovix Corp.†	22,006	90,005
ESCO Technologies, Inc.	2,997	944,924
Evolv Technologies Holdings, Inc.†	18,101	100,099
GoPro, Inc., Class A†	15,757	11,802
Itron, Inc.†	5,049	503,183
Kimball Electronics, Inc.†	2,639	65,262
Knowles Corp.†	9,711	355,326
Kopin Corp.†	20,537	72,290
Mesa Laboratories, Inc.	627	63,208
Mirion Technologies, Inc.†	27,396	410,392
M-Tron Industries, Inc.†	490	40,366
Napco Security Technologies, Inc.	3,894	144,390
NVE Corp.	575	66,855
OSI Systems, Inc.†	1,810	400,716
Plexus Corp.†	3,065	770,357
Standex International Corp.	1,377	408,281
Stoneridge, Inc.†	3,285	22,699
Turtle Beach Corp.†	1,701	20,837
Vishay Intertechnology, Inc.	15,670	536,227
		7,349,014
Energy-Alternate Sources — 0.5%
Aemetis, Inc.†	7,591	11,462
Alto Ingredients, Inc.†	8,645	41,150
Array Technologies, Inc.†	16,175	84,434
ASP Isotopes, Inc.†	13,640	54,560
Canadian Solar, Inc.†	5,265	79,396
Comstock, Inc.†	8,641	23,676
Energy Vault Holdings, Inc.†	16,232	46,261
Eos Energy Enterprises, Inc.†	39,171	132,398
Fluence Energy, Inc.†	9,858	137,322
FuelCell Energy, Inc.†	6,129	132,448
FutureFuel Corp.	2,570	12,722
Gevo, Inc.†	24,962	36,944
Green Plains, Inc.†	7,674	129,307
Montauk Renewables, Inc.†	5,534	9,463
Plug Power, Inc.†	154,737	318,758
REX American Resources Corp.†	3,280	141,171
Shoals Technologies Group, Inc., Class A†	19,262	168,350
Sunrun, Inc.†	26,286	257,866
T1 Energy, Inc.†	20,649	86,106
Tigo Energy, Inc.†	4,539	8,670
Toyo Co., Ltd.†	949	4,887
		1,917,351
Engineering & Construction — 1.6%
908 Devices, Inc.†	3,049	24,423
Argan, Inc.	1,554	886,448
Bowman Consulting Group, Ltd.†	1,717	46,101
Cardinal Infrastructure Group, Inc., Class A†	1,923	119,014
Security Description	Shares or Principal Amount	Value

Engineering & Construction (continued)
Centuri Holdings, Inc.†	9,888	$275,282
Concrete Pumping Holdings, Inc.†	2,036	19,810
Construction Partners, Inc., Class A†	5,473	565,635
Energy Services of America Corp.	1,740	25,021
Exponent, Inc.	5,527	369,480
Fluor Corp.†	16,252	815,363
Frontdoor, Inc.†	8,103	588,521
Granite Construction, Inc.	5,050	610,899
INNOVATE Corp.†	652	5,294
Latham Group, Inc.†	5,356	28,708
Limbach Holdings, Inc.†	1,307	93,712
Mistras Group, Inc.†	2,073	31,530
MYR Group, Inc.†	1,771	590,133
Orion Group Holdings, Inc.†	4,594	44,929
Palladyne AI Corp.†	4,239	22,170
Perma-Pipe International Holdings, Inc.†	872	21,059
TSS, Inc.†	2,864	28,411
Tutor Perini Corp.	5,187	434,411
		5,646,354
Entertainment — 1.2%
Accel Entertainment, Inc.†	6,089	73,190
AMC Entertainment Holdings, Inc., Class A†	69,196	195,133
Atlanta Braves Holdings, Inc., Class A†	814	44,290
Atlanta Braves Holdings, Inc., Class C†	5,687	289,070
Bally's Corp.†	834	11,618
Brightstar Lottery PLC	11,321	113,663
Cinemark Holdings, Inc.	12,028	440,105
Falcon's Beyond Global, Inc., Class A†	3,279	32,593
IMAX Corp.†	5,231	250,251
Inspired Entertainment, Inc.†	2,988	20,557
Lionsgate Studios Corp.†	22,355	296,874
Madison Square Garden Entertainment Corp.†	4,488	346,743
Marriott Vacations Worldwide Corp.	3,153	307,449
Monarch Casino & Resort, Inc.	1,379	169,272
Penn Entertainment, Inc.†	14,798	303,803
Pursuit Attractions & Hospitality, Inc.†	2,331	117,785
RCI Hospitality Holdings, Inc.	756	18,968
Red Rock Resorts, Inc., Class A	5,406	348,363
Reservoir Media, Inc.†	2,314	23,695
Rush Street Interactive, Inc.†	11,582	311,672
Six Flags Entertainment Corp.†	11,033	191,202
Starz Entertainment Corp.†	1,449	37,703
Super Group SGHC, Ltd.	18,679	261,506
United Parks & Resorts, Inc.†	2,315	103,318
Venu Holding Corp.†	5,626	11,421
Webtoon Entertainment, Inc.†	2,108	19,225
		4,339,469
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	7,232	648,783
CECO Environmental Corp.†	5,969	393,297
Energy Recovery, Inc.†	5,787	50,058
Enviri Corp.†	3,077	68,248
Onterris, Inc.†	3,675	77,138
Perma-Fix Environmental Services, Inc.†	1,913	31,756
Pure Cycle Corp.†	2,365	24,856
PureCycle Technologies, Inc.†	16,184	103,092
		1,397,228
Food — 0.8%
B&G Foods, Inc.	9,033	31,886
Cal-Maine Foods, Inc.	4,941	433,721
Chefs' Warehouse, Inc.†	4,207	485,277

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Flowers Foods, Inc.	21,523	$151,091
Grocery Outlet Holding Corp.†	11,092	101,935
Ingles Markets, Inc., Class A	1,667	150,047
J&J Snack Foods Corp.	1,687	129,056
John B. Sanfilippo & Son, Inc.	955	79,036
Lifeway Foods, Inc.†	595	17,719
Mama's Creations, Inc.†	4,052	74,678
Marzetti Co.	2,272	242,809
Mission Produce, Inc.†	6,510	82,091
Nathan's Famous, Inc.	344	33,750
Natural Grocers by Vitamin Cottage, Inc.	1,538	49,308
Once Upon a Farm PBC†	1,522	23,089
Seneca Foods Corp., Class A†	501	82,910
Simply Good Foods Co.†	9,371	95,397
United Natural Foods, Inc.†	6,850	348,186
Utz Brands, Inc.	7,999	112,946
Village Super Market, Inc., Class A	1,070	47,016
Weis Markets, Inc.	1,396	107,562
		2,879,510
Forest Products & Paper — 0.1%
Magnera Corp.†	3,785	50,151
Sylvamo Corp.	3,784	141,560
		191,711
Gas — 1.1%
Brookfield Infrastructure Corp., Class A	14,287	604,340
Chesapeake Utilities Corp.	2,727	362,091
New Jersey Resources Corp.	11,645	674,129
Northwest Natural Holding Co.	4,885	238,974
ONE Gas, Inc.	7,217	560,400
RGC Resources, Inc.	934	19,988
Southwest Gas Holdings, Inc.	8,357	747,116
Spire, Inc.	6,705	535,461
		3,742,499
Hand/Machine Tools — 0.3%
Cadre Holdings, Inc.	3,692	113,824
Enerpac Tool Group Corp.	5,913	211,330
Franklin Electric Co., Inc.	4,332	453,647
Kennametal, Inc.	8,676	294,724
Luxfer Holdings PLC	3,158	53,781
		1,127,306
Health Care-Products — 3.7%
10X Genomics, Inc., Class A†	13,482	637,294
Adaptive Biotechnologies Corp.†	17,363	391,883
Alamar Biosciences, Inc.†	1,557	39,485
Alphatec Holdings, Inc.†	13,710	130,519
AngioDynamics, Inc.†	3,897	57,637
Anteris Technologies Global Corp.†	9,570	75,029
Artivion, Inc.†	5,046	135,384
AtriCure, Inc.†	5,603	211,569
Axogen, Inc.†	6,001	253,302
Azenta, Inc.†	4,648	130,748
Beta Bionics, Inc.†	4,776	61,276
BioLife Solutions, Inc.†	4,743	148,361
Bioventus, Inc., Class A†	5,675	74,740
Butterfly Network, Inc.†	23,741	168,798
CapsoVision, Inc.†	4,085	26,879
CareDx, Inc.†	5,758	251,682
Castle Biosciences, Inc.†	3,505	98,140
Ceribell, Inc.†	3,230	57,139
Security Description	Shares or Principal Amount	Value

Health Care-Products (continued)
Cerus Corp.†	21,133	$45,436
ClearPoint Neuro, Inc.†	3,356	50,139
CONMED Corp.	3,387	156,818
CVRx, Inc.†	1,847	9,558
Delcath Systems, Inc.†	3,440	42,037
Dentsply Sirona, Inc.	23,301	311,534
Electromed, Inc.†	784	31,932
Embecta Corp.	6,392	23,267
Enovis Corp.†	6,487	189,096
Establishment Labs Holdings, Inc.†	3,092	286,134
Glaukos Corp.†	6,523	1,087,514
GRAIL, Inc.†	4,621	316,816
Haemonetics Corp.†	5,334	456,270
Hyperfine, Inc.†	9,167	8,578
ICU Medical, Inc.†	2,794	470,817
InfuSystem Holdings, Inc.†	2,258	20,638
Inogen, Inc.†	2,678	17,273
Inspire Medical Systems, Inc.†	3,231	162,228
Integer Holdings Corp.†	3,863	468,234
Integra LifeSciences Holdings Corp.†	7,612	126,740
iRadimed Corp.	994	90,315
iRhythm Holdings, Inc.†	3,746	438,919
Kestra Medical Technologies, Ltd.†	3,135	71,572
KORU Medical Systems, Inc.†	4,828	19,843
Lantheus Holdings, Inc.†	7,388	736,140
LeMaitre Vascular, Inc.	2,482	251,476
LivaNova PLC†	6,357	509,450
Lucid Diagnostics, Inc.†	17,413	15,177
Merit Medical Systems, Inc.†	6,767	575,263
MiMedx Group, Inc.†	13,212	54,566
MiniMed Group, Inc.†	3,370	60,828
Nautilus Biotechnology, Inc.†	5,823	5,689
Neogen Corp.†	25,190	303,288
NeuroPace, Inc.†	3,193	41,158
Novocure, Ltd.†	12,067	179,074
Omnicell, Inc.†	5,164	182,651
OraSure Technologies, Inc.†	6,952	28,156
Orchestra BioMed Holdings, Inc.†	4,667	18,575
Orthofix Medical, Inc.†	4,152	48,994
OrthoPediatrics Corp.†	2,068	41,753
Pacific Biosciences of California, Inc.†	30,349	42,489
Procept BioRobotics Corp.†	6,269	116,729
Pulse Biosciences, Inc.†	2,173	76,337
Quanterix Corp.†	4,981	17,334
QuidelOrtho Corp.†	7,675	128,710
RxSight, Inc.†	5,051	30,356
Sanara Medtech, Inc.†	345	11,682
Shoulder Innovations, Inc.†	1,231	27,993
SI-BONE, Inc.†	5,151	91,482
STAAR Surgical Co.†	3,760	91,594
Stereotaxis, Inc.†	6,634	8,359
Tactile Systems Technology, Inc.†	2,509	70,678
Tandem Diabetes Care, Inc.†	7,720	150,540
TransMedics Group, Inc.†	3,925	300,302
Twist Bioscience Corp.†	7,023	642,956
UFP Technologies, Inc.†	864	220,130
Utah Medical Products, Inc.	305	21,509
Varex Imaging Corp.†	4,457	49,874
		13,002,865
Health Care-Services — 2.6%
Strata Critical Medical, Inc. †	7,865	39,482
Acadia Healthcare Co., Inc.†	10,624	314,683

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Health Care-Services (continued)
Addus HomeCare Corp.†	2,108	$243,432
agilon health, Inc.†	1,395	127,796
Alignment Healthcare, Inc.†	20,267	300,965
Ardent Health, Inc.†	2,635	28,115
Astrana Health, Inc.†	5,175	184,023
Aveanna Healthcare Holdings, Inc.†	9,157	85,984
BrightSpring Health Services, Inc.†	18,457	1,102,067
Brookdale Senior Living, Inc.†	27,125	396,025
Clover Health Investments Corp.†	47,866	199,601
Community Health Systems, Inc.†	14,742	41,130
Concentra Group Holdings Parent, Inc.	13,331	421,926
CorVel Corp.†	3,342	200,721
Fortrea Holdings, Inc.†	10,897	208,896
Fulgent Genetics, Inc.†	2,070	34,259
GeneDx Holdings Corp.†	2,240	145,846
Ginkgo Bioworks Holdings, Inc.†	5,577	45,118
HealthEquity, Inc.†	9,597	965,554
Innovage Holding Corp.†	2,233	25,367
LifeMD, Inc.†	4,409	15,432
LifeStance Health Group, Inc.†	21,692	227,332
Lumexa Imaging Holdings, Inc.†	2,068	21,528
National HealthCare Corp.	1,485	335,655
OPKO Health, Inc.†	45,892	60,577
Option Care Health, Inc.†	18,013	414,839
Oscar Health, Inc., Class A†	27,258	850,995
PACS Group, Inc.†	5,273	242,611
Pediatrix Medical Group, Inc. †	9,454	250,626
Pennant Group, Inc.†	3,801	153,256
Personalis, Inc.†	7,945	100,584
Privia Health Group, Inc.†	13,591	321,699
RadNet, Inc.†	8,091	516,044
SBC Medical Group Holdings, Inc.†	3,023	9,250
Sonida Senior Living, Inc.†	3,201	129,192
Starling Oncology, Inc.†	8,967	43,580
Surgery Partners, Inc.†	8,924	137,430
Teladoc Health, Inc.†	20,533	137,776
U.S. Physical Therapy, Inc.	1,672	132,188
Viemed Healthcare, Inc.†	3,879	45,268
		9,256,852
Home Builders — 1.2%
Beazer Homes USA, Inc.†	2,885	92,608
Cavco Industries, Inc.†	889	486,310
Century Communities, Inc.	2,880	193,421
Champion Homes, Inc.†	6,305	501,941
Comstock Holding Cos., Inc.†	485	6,838
Dream Finders Homes, Inc., Class A†	3,034	38,805
Forestar Group, Inc.†	2,327	65,505
Green Brick Partners, Inc.†	3,523	249,182
Hovnanian Enterprises, Inc., Class A†	532	65,915
Installed Building Products, Inc.	2,701	602,161
KB Home	6,940	381,492
LCI Industries	2,746	281,081
Legacy Housing Corp.†	1,086	28,518
LGI Homes, Inc.†	2,324	126,821
M/I Homes, Inc.†	2,909	425,092
Meritage Homes Corp.	7,550	530,010
Winnebago Industries, Inc.	3,066	92,838
		4,168,538
Home Furnishings — 0.3%
Alliance Laundry Holdings, Inc.†	4,868	128,369
Security Description	Shares or Principal Amount	Value

Home Furnishings (continued)
Arhaus, Inc.	5,942	$44,030
Daktronics, Inc.†	4,661	92,148
Ethan Allen Interiors, Inc.	2,783	62,339
Flexsteel Industries, Inc.	346	25,614
Hamilton Beach Brands Holding Co., Class A	937	21,542
Leggett & Platt, Inc.	15,388	150,803
Lovesac Co.†	1,559	25,084
MillerKnoll, Inc.	7,694	173,269
Sonos, Inc.†	13,697	200,798
XMAX, Inc.†	7,184	61,926
Xperi, Inc.†	5,032	38,797
		1,024,719
Household Products/Wares — 0.2%
ACCO Brands Corp.	10,792	45,542
Acme United Corp.	378	21,493
Helen of Troy, Ltd.†	2,738	75,651
Quanex Building Products Corp.	5,108	91,127
Spectrum Brands Holdings, Inc.	2,583	229,293
WD-40 Co.	1,545	350,931
		814,037
Housewares — 0.2%
Central Garden & Pet Co.†	867	37,324
Central Garden & Pet Co., Class A†	5,706	216,315
Lifetime Brands, Inc.	1,433	11,994
Newell Brands, Inc.	49,160	275,296
		540,929
Insurance — 2.2%
Octave Specialty Group, Inc.†	3,860	20,844
Abacus Global Management, Inc.	3,234	33,342
Accelerant Holdings, Class A†	7,157	85,025
American Coastal Insurance Corp.	2,734	29,035
American Integrity Insurance Group, Inc.	1,421	28,832
AMERISAFE, Inc.	2,120	61,565
Ategrity Specialty Holdings LLC†	1,090	26,182
Baldwin Insurance Group, Inc.†	11,183	310,216
Bowhead Specialty Holdings, Inc.†	2,145	65,616
Citizens, Inc.†	5,141	24,317
CNO Financial Group, Inc.	10,621	585,111
Crawford & Co., Class A	2,024	22,082
Donegal Group, Inc., Class A	1,946	38,414
Employers Holdings, Inc.	2,126	107,469
Essent Group, Ltd.	10,329	681,301
Exzeo Group, Inc.†	963	14,946
F&G Annuities & Life, Inc.	3,866	110,452
Genworth Financial, Inc.,†	41,765	410,550
Goosehead Insurance, Inc., Class A†	2,598	161,076
Greenlight Capital Re, Ltd., Class A†	3,080	51,282
Hamilton Insurance Group, Ltd., Class B	5,236	188,287
HCI Group, Inc.	1,278	223,663
Heritage Insurance Holdings, Inc.†	2,771	81,384
Hippo Holdings, Inc.†	2,237	70,354
Horace Mann Educators Corp.	4,618	240,644
Investors Title Co.	153	44,261
James River Group Holdings, Inc.	4,242	19,047
Kemper Corp.	6,045	171,557
Kingstone Cos., Inc.	1,257	25,102
Kingsway Corp.†	2,351	20,947
Lemonade, Inc.†	8,138	393,147
MBIA, Inc.†	5,471	28,011
Mercury General Corp.	3,059	327,680
Neptune Insurance Holdings, Inc., Class A†	4,252	134,831

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
NI Holdings, Inc.†	883	$13,377
NMI Holdings, Inc.†	8,643	382,885
Palomar Holdings, Inc.†	2,997	400,969
Pelagos Insurance Capital, Ltd.	4,859	122,884
Roadzen, Inc.†	5,393	6,202
Root, Inc., Class A†	1,508	81,658
Safety Insurance Group, Inc.	1,632	168,732
Selective Insurance Group, Inc.	6,896	653,672
SiriusPoint, Ltd.†	7,533	178,155
Skyward Specialty Insurance Group, Inc.†	4,785	286,861
Slide Insurance Holdings, Inc.†	7,335	146,480
Stewart Information Services Corp.	3,466	234,267
Tiptree, Inc.	2,603	46,255
Trupanion, Inc.†	3,736	91,495
United Fire Group, Inc.	2,405	123,521
Universal Insurance Holdings, Inc.	2,803	122,519
		7,896,504
Internet — 1.5%
Bed Bath & Beyond, Inc. †	8,749	44,182
1-800-Flowers.com, Inc., Class A†	3,127	12,195
1stdibs.com, Inc.†	2,799	11,840
Angi, Inc.†	2,642	14,980
Backblaze, Inc., Class A†	6,869	94,243
Bumble, Inc., Class A†	11,869	33,827
Cargurus, Inc.†	8,590	311,302
Cars.com, Inc.†	5,335	63,220
Cogent Communications Holdings, Inc.	5,794	78,219
Crexendo, Inc.†	1,589	10,932
Entravision Communications Corp., Class A	7,497	84,116
ePlus, Inc.	3,016	278,709
EverQuote, Inc., Class A†	3,245	81,839
Figs, Inc., Class A†	11,143	119,230
fuboTV, Inc., Class A†	3,083	27,285
Grindr, Inc.†	2,806	48,656
Groupon, Inc.†	2,600	71,708
HealthStream, Inc.	2,607	73,100
Hims & Hers Health, Inc.†	24,439	678,671
Lands' End, Inc.†	978	11,756
Liquidity Services, Inc.†	2,797	109,027
Magnite, Inc.†	16,492	318,296
MediaAlpha, Inc., Class A†	3,343	41,386
Newsmax, Inc.†	5,364	41,356
Nextdoor Holdings, Inc.†	27,470	60,983
Opendoor Technologies, Inc.†	106,536	401,641
Pattern Group, Inc., Class A†	3,789	87,223
Phoenix Education Partners, Inc.	626	17,897
Q2 Holdings, Inc.†	7,135	434,307
QuinStreet, Inc.†	6,003	93,046
RealReal, Inc.†	12,604	152,382
Revolve Group, Inc.†	4,626	116,159
RideNow Group, Inc., Class B†	1,839	11,365
RUM Group, Inc.†	13,236	77,298
Shutterstock, Inc.	3,045	16,443
Sprinklr, Inc., Class A†	12,064	76,727
Stitch Fix, Inc., Class A†	13,779	55,392
Stubhub Holdings, Inc., Class A†	25,525	215,431
TripAdvisor, Inc.†	12,855	182,091
Trump Media & Technology Group Corp.†	18,209	179,541
Tucows, Inc., Class A†	713	11,009
Upwork, Inc.†	13,338	122,176
Yelp, Inc.†	6,107	161,408
Security Description	Shares or Principal Amount	Value

Internet (continued)
Ziff Davis, Inc.†	3,959	$210,144
ZipRecruiter, Inc., Class A†	8,005	31,540
		5,374,278
Investment Companies — 1.6%
Bit Digital, Inc.†	38,529	50,473
Bitdeer Technologies Group, Class A†	14,763	155,307
Brookfield Business Corp., Class A	7,971	236,181
Cannae Holdings, Inc.	4,521	65,780
Cipher Digital, Inc.†	38,413	857,378
Cleanspark, Inc.†	28,633	393,990
Compass Diversified Holdings†	7,978	80,418
Core Scientific, Inc.†	35,517	735,912
HA Sustainable Infrastructure Capital, Inc.	14,593	552,637
Hut 8 Corp.†	11,687	1,257,872
Innventure, Inc.†	6,545	21,075
MARA Holdings, Inc.†	43,860	496,495
Riot Platforms, Inc.†	40,387	814,606
Z Squared, Inc.†	5,142	24,733
		5,742,857
Iron/Steel — 0.3%
Commercial Metals Co.	12,759	876,798
Friedman Industries, Inc.	756	25,137
		901,935
Leisure Time — 0.9%
Acushnet Holdings Corp.	3,152	319,203
Callaway Golf Co.†	16,144	298,018
Escalade, Inc.	756	15,014
Global Business Travel Group I†	14,046	132,594
Harley-Davidson, Inc.	5,125	125,768
Johnson Outdoors, Inc., Class A	778	36,496
Life Time Group Holdings, Inc.†	16,568	747,217
Lindblad Expeditions Holdings, Inc.†	5,585	165,204
Livewire Group, Inc.†	235	425
Malibu Boats, Inc., Class A†	2,346	64,679
MasterCraft Boat Holdings, Inc.†	2,154	51,524
OneSpaWorld Holdings, Ltd.	11,484	295,828
Patrick Industries, Inc.	3,639	300,400
Peloton Interactive, Inc., Class A†	46,633	297,985
Polaris, Inc.	6,192	415,359
Sabre Corp.†	37,837	69,999
Xponential Fitness, Inc., Class A†	4,208	27,436
		3,363,149
Lodging — 0.1%
Hilton Grand Vacations, Inc.†	6,368	293,820
Marcus Corp.	2,413	70,218
		364,038
Machinery-Construction & Mining — 0.5%
Astec Industries, Inc.	2,605	131,969
Babcock & Wilcox Enterprises, Inc.†	15,219	141,841
Hyster-Yale, Inc.	1,168	39,046
Lightbridge Corp.†	4,014	33,076
Manitowoc Co., Inc.†	3,812	52,796
NANO Nuclear Energy, Inc.†	5,097	81,093
NuScale Power Corp.†	36,703	309,039
Terex Corp.	13,029	818,743
		1,607,603
Machinery-Diversified — 1.3%
Aebi Schmidt Holding AG	4,400	56,716

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Machinery-Diversified (continued)
Alamo Group, Inc.	1,196	$190,260
Albany International Corp., Class A	3,294	245,436
Cactus, Inc., Class A	7,979	518,715
Columbus McKinnon Corp.	2,966	56,858
CSW Industrials, Inc.	1,837	585,874
DXP Enterprises, Inc.†	1,483	232,861
Eastman Kodak Co.†	7,562	63,521
Gencor Industries, Inc.†	1,164	16,575
Gorman-Rupp Co.	2,424	196,804
Ichor Holdings, Ltd.†	3,969	298,747
Kadant, Inc.	1,360	418,200
Lindsay Corp.	1,160	128,551
Mueller Water Products, Inc., Class A	17,787	448,944
Power Solutions International, Inc.†	923	25,484
Pro-Dex, Inc.†	240	14,057
Richtech Robotics, Inc., Class B†	21,912	31,115
Taylor Devices, Inc.†	378	19,403
Tennant Co.	2,018	169,572
Twin Disc, Inc.	1,352	30,839
Zurn Elkay Water Solutions Corp.	17,109	864,176
		4,612,708
Media — 0.3%
Optimum Communications, Inc., Class A†	14,928	11,378
USA TODAY Co., Inc.†	15,254	132,557
AMC Global Media, Inc.†	3,741	41,899
Cable One, Inc.†	556	22,235
CuriosityStream, Inc.	3,634	8,867
E.W. Scripps Co., Class A†	6,936	19,490
Gray Media, Inc.	10,224	41,305
iHeartMedia, Inc., Class A†	13,618	48,889
Lee Enterprises, Inc.†	806	6,231
Liberty Latin America, Ltd., Class A†	2,787	22,714
Liberty Latin America, Ltd., Class C†	14,319	115,554
Scholastic Corp.	1,785	72,560
Sinclair, Inc.	4,949	67,999
Sphere Entertainment Co.†	3,136	449,232
Thryv Holdings, Inc.†	4,383	17,751
Value Line, Inc.	110	3,761
		1,082,422
Metal Fabricate/Hardware — 0.5%
Ampco-Pittsburgh Corp.†	1,898	15,260
Helios Technologies, Inc.	3,745	291,773
Hillman Solutions Corp.†	22,480	176,918
Janus International Group, Inc.†	15,087	77,396
L.B. Foster Co., Class A†	1,167	47,999
Mayville Engineering Co., Inc.†	1,715	44,024
Metallus, Inc.†	4,061	81,707
Omega Flex, Inc.	401	11,813
Park-Ohio Holdings Corp.	1,182	47,197
Proto Labs, Inc.†	2,736	205,337
Ryerson Holding Corp.	5,003	139,033
Tredegar Corp.†	3,035	23,036
Worthington Steel, Inc.	3,685	132,697
Xometry, Inc., Class A†	5,234	448,659
		1,742,849
Mining — 1.7%
American Battery Technology Co.†	15,160	31,684
Arcosa, Inc.	5,604	813,701
Caledonia Mining Corp. PLC	2,053	37,755
Centrus Energy Corp., Class A†	2,097	371,022
Security Description	Shares or Principal Amount	Value

Mining (continued)
Century Aluminum Co.†	7,891	$353,280
Compass Minerals International, Inc.†	3,522	103,336
Constellium SE†	15,323	425,673
Contango Silver & Gold, Inc.†	3,081	47,447
Critical Metals Corp.†	7,951	43,651
Dakota Gold Corp.†	13,676	62,089
Elemental Royalty Corp.	4,182	65,532
Encore Energy Corp.†	24,057	26,222
Energy Fuels, Inc.†	28,464	325,628
Ferroglobe PLC	12,775	40,625
Hycroft Mining Holding Corp., Class A†	6,077	118,684
Idaho Strategic Resources, Inc.†	1,803	50,610
Ivanhoe Electric, Inc.†	13,444	123,013
Kaiser Aluminum Corp.	1,856	296,366
Lifezone Metals, Ltd.†	4,564	15,472
McEwen, Inc.†	6,123	105,867
NioCorp Developments, Ltd.†	16,778	71,390
Novagold Resources, Inc.†	39,652	231,171
Perpetua Resources Corp.†	9,729	179,111
REalloys, Inc.†	6,668	58,545
Silver Bow Mining Corp.†	1,010	6,555
SSR Mining, Inc.†	24,970	639,731
United States Antimony Corp.†	14,736	74,712
United States Lime & Minerals, Inc.	1,224	135,007
Uranium Energy Corp.†	55,962	537,235
Ur-Energy, Inc.†	44,582	54,390
US Gold Corp.†	1,733	22,494
US Goldmining, Inc.†	355	2,712
USA Rare Earth, Inc.†	21,969	328,437
Vista Gold Corp.†	16,926	29,113
Vox Royalty Corp.	6,721	29,236
		5,857,496
Miscellaneous Manufacturing — 1.2%
Avient Corp.	10,546	383,031
Core Molding Technologies, Inc.†	789	18,589
Elmet Group Co.†	1,166	16,219
Enpro, Inc.	2,439	765,651
Federal Signal Corp.	6,907	863,030
FreightCar America, Inc.†	1,740	13,868
GrafTech International, Ltd.†	1,984	13,332
JBT Marel Corp.	6,007	831,789
LSB Industries, Inc.†	7,029	76,475
Materion Corp.	2,374	500,534
Myers Industries, Inc.	4,228	144,428
NLI Holdings, Inc.	1,151	6,607
Outdoor Holding Co.†	10,408	22,273
Park Aerospace Corp.	2,168	73,495
Sight Sciences, Inc.†	4,696	24,701
Smith & Wesson Brands, Inc.	5,243	76,286
Sturm Ruger & Co., Inc.	1,581	58,766
Syntec Optics Holdings, Inc.†	825	5,387
Trinity Industries, Inc.	9,045	282,566
		4,177,027
Multi-National — 0.1%
Bladex, Inc.	3,359	196,669
Office Furnishings — 0.2%
CompX International, Inc.	173	4,898
HNI Corp.	8,109	364,986
Interface, Inc.	6,612	226,527
		596,411

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Office/Business Equipment — 0.0%
Xerox Holdings Corp.	14,292	$42,161
Oil & Gas — 3.0%
Amplify Energy Corp.†	4,181	16,348
ARKO Petroleum Corp.†	1,446	29,354
BKV Corp.†	3,802	92,997
Borr Drilling, Ltd.†	27,505	110,845
California Resources Corp.	8,313	437,430
CNX Resources Corp.†	15,634	559,697
Comstock Resources, Inc.†	8,151	108,082
Crescent Energy Co., Class A	29,734	341,049
CVR Energy, Inc.	3,391	120,787
Delek US Holdings, Inc.	6,863	465,792
Diversified Energy Co.	8,313	111,893
Epsilon Energy, Ltd.	2,189	12,258
Evolution Petroleum Corp.	3,612	13,292
Expro, Ltd.†	9,240	147,378
Granite Ridge Resources, Inc.	6,570	31,208
Gulfport Energy Corp.†	1,818	293,371
Helmerich & Payne, Inc.	11,081	383,070
HighPeak Energy, Inc.	2,215	15,837
Infinity Natural Resources, Inc., Class A†	1,673	22,017
Kolibri Global Energy, Inc.†	2,446	12,695
Kosmos Energy, Ltd.†	66,342	178,460
Magnolia Oil & Gas Corp., Class A	26,298	676,122
Murphy Oil Corp.	15,691	623,560
Nabors Industries, Ltd.†	1,587	135,958
Noble Corp. PLC	14,553	617,047
Northern Oil & Gas, Inc.	11,924	252,193
Par Pacific Holdings, Inc.†	5,625	483,919
Patterson-UTI Energy, Inc.	39,623	415,249
PBF Energy, Inc., Class A	11,185	808,452
PrimeEnergy Resources Corp.†	81	14,912
Riley Exploration Permian, Inc.	1,790	61,343
Ring Energy, Inc.†	22,443	27,829
Sable Offshore Corp.†	15,675	82,921
SandRidge Energy, Inc.	3,421	47,620
Seadrill, Ltd.†	7,266	325,808
SM Energy Co.	27,589	897,194
Talos Energy, Inc.†	14,451	219,366
Transocean, Ltd.†	111,760	594,563
VAALCO Energy, Inc.	11,046	58,875
Valaris, Ltd.†	6,508	515,369
Vitesse Energy, Inc.	3,781	58,984
W&T Offshore, Inc.	11,605	41,662
		10,462,806
Oil & Gas Services — 1.4%
Archrock, Inc.	19,771	707,011
Atlas Energy Solutions, Inc.	9,238	99,678
Bristow Group, Inc.	3,046	138,045
Civeo Corp.†	1,219	38,411
Core Laboratories, Inc.	5,078	54,030
DNOW, Inc.†	21,469	303,142
Flotek Industries, Inc.†	1,620	38,135
Flowco Holdings, Inc., Class A	4,228	86,463
Forum Energy Technologies, Inc.†	1,138	71,318
Helix Energy Solutions Group, Inc.†	15,662	148,946
HMH Holding, Inc., Class A†	1,203	25,010
Innovex International, Inc.†	5,072	142,422
Kodiak Gas Services, Inc.	11,432	671,173
Liberty Energy, Inc.	18,263	341,701
Matrix Service Co.†	3,044	35,310
Security Description	Shares or Principal Amount	Value

Oil & Gas Services (continued)
National Energy Services Reunited Corp.†	6,957	$187,561
Natural Gas Services Group, Inc.	1,387	50,820
Oceaneering International, Inc.†	11,397	555,946
Oil States International, Inc.†	6,184	50,152
ProFrac Holding Corp., Class A†	3,389	13,691
ProPetro Holding Corp.†	11,186	124,165
Ranger Energy Services, Inc., Class A	2,114	33,930
RPC, Inc.	11,972	67,163
SEACOR Marine Holdings, Inc.†	2,780	26,215
Select Water Solutions, Inc.	12,964	240,093
Smart Sand, Inc.	3,537	15,244
Solaris Energy Infrastructure, Inc.	6,042	310,619
TETRA Technologies, Inc.†	14,553	112,058
Tidewater, Inc.†	5,652	424,239
		5,112,691
Packaging & Containers — 0.2%
Ardagh Metal Packaging SA	15,388	72,785
Clearwater Paper Corp.†	1,854	38,990
Greif, Inc., Class A	2,771	239,830
Greif, Inc., Class B	574	62,268
Karat Packaging, Inc.	1,037	41,729
O-I Glass, Inc.†	17,474	124,939
Ranpak Holdings Corp.†	5,748	29,430
TriMas Corp.	3,164	126,338
		736,309
Pharmaceuticals — 2.9%
Accendra Health, Inc.†	9,031	27,906
Aclaris Therapeutics, Inc.†	13,879	72,171
AdaptHealth Corp.†	11,377	122,872
Agios Pharmaceuticals, Inc.†	6,724	201,854
Akebia Therapeutics, Inc.†	26,014	34,338
Alkermes PLC†	18,965	929,095
Amneal Pharmaceuticals, Inc.†	19,152	350,865
Amphastar Pharmaceuticals, Inc.†	3,491	69,611
Amylyx Pharmaceuticals, Inc.†	10,364	210,493
Anika Therapeutics, Inc.†	1,467	28,284
Aquestive Therapeutics, Inc.†	12,933	47,787
Armata Pharmaceuticals, Inc.†	1,389	6,306
Atrium Therapeutics, Inc.†	1,318	14,959
BellRing Brands, Inc.†	13,358	165,506
Candel Therapeutics, Inc.†	7,421	74,284
Coherus Oncology, Inc.†	11,838	16,692
Collegium Pharmaceutical, Inc.†	3,654	129,315
Corbus Pharmaceuticals Holdings, Inc.†	1,928	17,294
CorMedix, Inc.†	8,301	62,506
Corvus Pharmaceuticals, Inc.†	7,437	98,615
Enanta Pharmaceuticals, Inc.†	3,148	39,665
Enliven Therapeutics, Inc.†	4,868	266,815
Eton Pharmaceuticals, Inc.†	2,928	135,918
Fennec Pharmaceuticals, Inc.†	3,400	32,538
Foghorn Therapeutics, Inc.†	3,636	16,471
Fulcrum Therapeutics, Inc.†	6,949	24,877
Galectin Therapeutics, Inc.†	5,612	16,668
Guardian Pharmacy Services, Inc., Class A†	2,082	82,301
Gyre Therapeutics, Inc.†	2,254	12,960
Harmony Biosciences Holdings, Inc.†	5,089	179,336
Harrow, Inc.†	3,616	140,192
Herbalife, Ltd.†	11,461	142,346
Heron Therapeutics, Inc.†	17,391	8,629
Immuneering Corp., Class A†	6,279	25,932
Indivior Pharmaceuticals, Inc.†	13,564	542,696

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Inhibikase Therapeutics, Inc.†	14,217	$30,993
Ironwood Pharmaceuticals, Inc.†	17,910	75,759
Lyell Immunopharma, Inc.†	1,102	14,260
MannKind Corp.†	34,202	133,730
MediWound, Ltd.†	964	13,612
Minerva Neurosciences, Inc.†	3,987	15,868
Mirum Pharmaceuticals, Inc.†	5,369	568,846
Nature's Sunshine Products, Inc.†	1,513	30,487
Neurogene, Inc.†	1,186	39,008
Nuvectis Pharma, Inc.†	2,002	43,083
Ocugen, Inc.†	40,020	49,225
Ocular Therapeutix, Inc.†	23,368	190,917
OnKure Therapeutics, Inc., Class A†	3,069	11,724
Oramed Pharmaceuticals, Inc.	3,985	16,219
ORIC Pharmaceuticals, Inc.†	8,750	96,862
Pacira BioSciences, Inc.†	4,419	116,706
Phibro Animal Health Corp., Class A	2,270	82,469
Protagonist Therapeutics, Inc.†	6,960	951,014
Rhythm Pharmaceuticals, Inc.†	6,241	619,419
Sagimet Biosciences, Inc., Class A†	6,881	48,924
SELLAS Life Sciences Group, Inc.†	21,410	214,314
Senseonics Holdings, Inc.†	4,620	23,239
SIGA Technologies, Inc.	5,470	17,887
SpyGlass Pharma, Inc.†	1,298	29,244
Spyre Therapeutics, Inc.†	8,422	828,135
Supernus Pharmaceuticals, Inc.†	6,414	286,257
Tonix Pharmaceuticals Holding Corp.†	1,708	17,097
Trevi Therapeutics, Inc.†	12,146	221,664
USANA Health Sciences, Inc.†	1,290	28,522
Vanda Pharmaceuticals, Inc.†	5,633	28,728
Vaxcyte, Inc.†	14,901	805,846
VeraDermics, Inc.†	2,462	258,510
Voyager Therapeutics, Inc.†	6,157	18,656
Xeris Biopharma Holdings, Inc.†	19,097	154,304
		10,429,625
Pipelines — 0.3%
Excelerate Energy, Inc., Class A	2,838	111,448
Golar LNG, Ltd.	11,121	546,597
Kinetik Holdings, Inc.	5,902	298,464
NextDecade Corp.†	18,874	126,834
Summit Midstream Corp.†	896	27,615
		1,110,958
Private Equity — 0.0%
Ridgepost Capital, Inc., Class A	6,437	55,487
Patria Investments, Ltd., Class A	7,650	82,773
		138,260
Real Estate — 0.7%
AGNT, Inc.	10,063	40,755
American Realty Investors, Inc.†	213	3,242
Compass, Inc., Class A†	81,325	926,292
Cushman & Wakefield, Ltd.†	26,904	361,052
Douglas Elliman, Inc.†	9,511	16,074
FRP Holdings, Inc.†	1,444	32,230
Marcus & Millichap, Inc.	2,562	78,781
Maui Land & Pineapple Co., Inc.†	760	13,178
McGrath RentCorp	2,789	321,153
New Era Energy & Digital, Inc.†	9,407	43,837
Newmark Group, Inc., Class A	18,075	271,035
RE/MAX Holdings, Inc., Class A†	1,930	17,486
Real Brokerage, Inc.†	15,902	25,443
Security Description	Shares or Principal Amount	Value

Real Estate (continued)
RMR Group, Inc., Class A	1,911	$36,385
Seaport Entertainment Group, Inc.†	849	22,269
Sky Harbour Group Corp.†	2,640	28,248
St. Joe Co.	4,446	276,719
Transcontinental Realty Investors, Inc.†	40	1,632
		2,515,811
REITS — 5.9%
Acadia Realty Trust	15,313	344,083
ACRES Commercial Realty Corp.†	560	9,800
Adamas Trust, Inc.	10,002	90,718
AH Realty Trust, Inc.	8,386	58,367
Alexander's, Inc.	256	65,280
Alpine Income Property Trust, Inc.	1,821	36,748
American Assets Trust, Inc.	5,542	130,736
Angel Oak Mtg. REIT, Inc.	2,193	19,408
Apple Hospitality REIT, Inc.	24,876	410,703
Arbor Realty Trust, Inc.	19,308	96,733
Ares Commercial Real Estate Corp.	6,043	25,743
ARMOUR Residential REIT, Inc.	14,476	238,420
Blackstone Mtg. Trust, Inc., Class A	18,077	262,840
Braemar Hotels & Resorts, Inc.	6,813	15,466
Brandywine Realty Trust	19,901	60,499
BrightSpire Capital, Inc.	14,027	70,275
Broadstone Net Lease, Inc.	22,031	471,684
BRT Apartments Corp.	1,290	19,234
CareTrust REIT, Inc.	25,709	1,078,235
CBL & Associates Properties, Inc.	2,059	120,884
Centerspace	2,007	110,064
Chatham Lodging Trust	4,851	64,664
Chicago Atlantic Real Estate Finance, Inc.	1,965	19,178
Chimera Investment Corp.	9,328	116,413
Chiron Real Estate, Inc.	1,414	50,197
Claros Mtg. Trust, Inc.†	10,870	19,240
Community Healthcare Trust, Inc.	3,239	59,306
COPT Defense Properties	13,137	498,681
CTO Realty Growth, Inc.	3,884	85,331
Curbline Properties Corp.	11,125	340,870
DiamondRock Hospitality Co.	23,653	313,166
Diversified Healthcare Trust	25,374	225,829
Douglas Emmett, Inc.	15,332	181,224
Dynex Capital, Inc.	24,587	312,501
Easterly Government Properties, Inc.	4,940	120,338
Ellington Financial, Inc.	14,067	186,810
Empire State Realty Trust, Inc., Class A	16,845	85,236
Essential Properties Realty Trust, Inc.	24,959	780,967
Farmland Partners, Inc.	4,309	40,289
Four Corners Property Trust, Inc.	12,748	326,349
Franklin BSP Realty Trust, Inc.	8,955	67,968
FrontView REIT, Inc.	2,206	44,870
Getty Realty Corp.	6,611	225,700
Gladstone Commercial Corp.	5,752	71,900
Gladstone Land Corp.	4,753	38,547
Global Net Lease, Inc.	21,854	190,567
Highwoods Properties, Inc.	12,605	417,604
Hudson Pacific Properties, Inc.†	6,276	86,421
Independence Realty Trust, Inc.	27,158	451,638
Industrial Logistics Properties Trust	6,654	57,291
Innovative Industrial Properties, Inc.	3,260	191,721
InvenTrust Properties Corp.	8,208	290,645
Invesco Mtg. Capital, Inc.	10,682	79,154
JBG SMITH Properties	7,060	99,193
Kite Realty Group Trust	23,405	669,851

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
REITS (continued)
KKR Real Estate Finance Trust, Inc.	5,881	$40,932
Ladder Capital Corp.	12,697	121,383
LTC Properties, Inc.	5,636	226,793
LXP Industrial Trust	6,626	401,072
Macerich Co.	31,888	823,986
MFA Financial, Inc.	11,215	102,169
Modiv Industrial, Inc.	1,063	18,411
National Health Investors, Inc.	5,496	421,268
National Healthcare Properties, Inc.	5,329	81,480
NET Lease Office Properties	1,725	20,182
NETSTREIT Corp.	11,215	240,562
NexPoint Diversified Real Estate Trust	4,260	19,255
Nexpoint Real Estate Finance, Inc.	925	15,688
NexPoint Residential Trust, Inc.	2,693	70,314
One Liberty Properties, Inc.	2,078	50,516
Orchid Island Capital, Inc.	23,056	149,633
Orion Properties, Inc.	6,294	16,616
Outfront Media, Inc.	18,251	581,659
Park Hotels & Resorts, Inc.	21,107	317,871
Pebblebrook Hotel Trust	11,859	226,507
PennyMac Mtg. Investment Trust	9,726	91,716
Phillips Edison & Co., Inc.	14,558	618,569
Piedmont Office Realty Trust, Inc.†	14,096	136,590
Postal Realty Trust, Inc., Class A	3,134	72,207
Ready Capital Corp.	16,378	23,421
Redwood Trust, Inc.	14,179	64,798
RLJ Lodging Trust	14,039	171,978
Ryman Hospitality Properties, Inc.	7,104	949,450
Sabra Health Care REIT, Inc.	28,891	611,622
Safehold, Inc.	6,661	107,775
Saul Centers, Inc.	1,405	47,868
Service Properties Trust	12,891	103,515
Seven Hills Realty Trust	2,605	19,642
SITE Centers Corp.	5,760	24,653
SL Green Realty Corp.	8,242	436,249
Smartstop Self Storage REIT, Inc.	6,392	214,388
Strawberry Fields REIT, Inc.	623	8,859
Summit Hotel Properties, Inc.	12,236	84,184
Sunstone Hotel Investors, Inc.	20,766	244,416
Tanger, Inc.	12,661	514,796
Terreno Realty Corp.	12,110	867,681
TPG Mtg. Investment Trust, Inc.	3,256	22,694
TPG RE Finance Trust, Inc.	8,331	66,398
Two Harbors Investment Corp.	11,893	143,786
UMH Properties, Inc.	9,172	138,589
Universal Health Realty Income Trust	1,532	66,519
Urban Edge Properties	14,522	329,069
Xenia Hotels & Resorts, Inc.	10,630	218,765
		20,892,073
Retail — 3.4%
Abercrombie & Fitch Co., Class A†	5,052	502,876
Academy Sports & Outdoors, Inc.	7,341	348,330
Advance Auto Parts, Inc.	6,957	386,392
American Eagle Outfitters, Inc.	17,796	305,735
Arko Corp.	8,694	69,465
Asbury Automotive Group, Inc.†	2,225	515,532
Barnes & Noble Education, Inc.	1,702	21,173
Biglari Holdings, Inc., Class A†	7	13,892
Biglari Holdings, Inc., Class B†	82	32,594
BJ's Restaurants, Inc.†	2,142	144,821
Black Rock Coffee Bar, Inc., Class A†	1,850	14,911
Security Description	Shares or Principal Amount	Value

Retail (continued)
Bloomin' Brands, Inc.	10,099	$87,457
BlueLinx Holdings, Inc.†	832	45,111
Bob's Disc. Furniture, Inc.†	2,299	38,324
Boot Barn Holdings, Inc.†	3,519	524,296
Brinker International, Inc.†	4,919	1,051,190
Buckle, Inc.	3,638	159,235
Build-A-Bear Workshop, Inc.	1,338	45,385
Caleres, Inc.	3,986	51,180
Camping World Holdings, Inc., Class A	7,213	44,648
Cheesecake Factory, Inc.	5,354	543,003
Citi Trends, Inc.†	543	36,202
Clean Energy Fuels Corp.†	17,091	33,157
Cracker Barrel Old Country Store, Inc.	2,530	142,667
Dave & Buster's Entertainment, Inc.†	3,235	35,067
Designer Brands, Inc., Class A	3,860	23,314
Dine Brands Global, Inc.	1,406	50,532
El Pollo Loco Holdings, Inc.†	3,219	52,985
Envela Corp.†	760	16,477
EVgo, Inc.†	15,408	24,345
First Watch Restaurant Group, Inc.†	7,273	93,458
FirstCash Holdings, Inc.	4,661	950,891
Genesco, Inc.†	1,032	39,443
Group 1 Automotive, Inc.	1,330	381,404
Haverty Furniture Cos., Inc.	1,596	39,325
J. Jill, Inc.	849	15,469
Jack in the Box, Inc.†	1,923	31,480
Kohl's Corp.	12,492	239,097
Krispy Kreme, Inc.†	9,422	29,962
Kura Sushi USA, Inc., Class A†	755	34,783
La-Z-Boy, Inc.	4,585	180,557
MarineMax, Inc.†	2,348	80,936
Movado Group, Inc.	1,708	65,211
National Vision Holdings, Inc.†	8,941	197,060
Nu Skin Enterprises, Inc., Class A	5,772	29,957
OneWater Marine, Inc., Class A†	1,357	16,623
OPAL Fuels, Inc., Class A†	2,403	5,647
Papa John's International, Inc.	3,686	110,211
PC Connection, Inc.	1,302	109,003
Petco Health & Wellness Co., Inc.†	11,120	31,025
Portillo's, Inc., Class A†	6,902	31,542
PriceSmart, Inc.	2,982	578,240
RH†	1,797	297,439
Sally Beauty Holdings, Inc.†	10,876	162,814
Savers Value Village, Inc.†	4,444	45,595
Shake Shack, Inc., Class A†	4,502	282,501
Shoe Station Group, Inc.	2,157	32,786
Signet Jewelers, Ltd.	4,478	416,006
Sonic Automotive, Inc., Class A	1,405	128,670
Sweetgreen, Inc., Class A†	12,429	80,167
Urban Outfitters, Inc.†	6,571	487,437
Victoria's Secret & Co.†	7,984	708,021
Warby Parker, Inc., Class A†	11,625	310,271
Wendy's Co.	18,231	134,180
Winmark Corp.	340	113,390
Yesway, Inc., Class A†	1,854	38,786
Zumiez, Inc.†	1,477	29,053
		11,918,736
Savings & Loans — 1.0%
Beacon Financial Corp.	9,251	291,499
Axos Financial, Inc.†	6,004	608,866
Banc of California, Inc.	15,964	305,711
BV Financial, Inc.†	654	13,433

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans (continued)
Capitol Federal Financial, Inc.	13,513	$119,455
CF Bankshares, Inc.	454	16,144
Citizens Community Bancorp, Inc.	1,091	24,002
Eagle Bancorp Montana, Inc.	842	19,728
First Capital, Inc.	371	23,477
FS Bancorp, Inc.	753	32,311
Greene County Bancorp, Inc.	792	26,500
Hingham Institution for Savings	179	51,047
Home Bancorp, Inc.	828	59,070
HomeTrust Bancshares, Inc.	1,689	86,460
Northwest Bancshares, Inc.	16,828	264,873
OceanFirst Financial Corp.	9,540	184,218
Provident Financial Services, Inc.	14,746	363,931
Southern Missouri Bancorp, Inc.	1,040	80,506
Timberland Bancorp, Inc.	852	38,195
WaFd, Inc.	8,096	297,690
WaterStone Financial, Inc.	1,819	37,326
WSFS Financial Corp.	5,986	480,077
		3,424,519
Semiconductors — 2.5%
ACM Research, Inc., Class A†	6,099	478,589
Aehr Test Systems†	3,426	274,012
Aeluma, Inc.†	1,455	23,571
Alpha & Omega Semiconductor, Ltd.†	2,730	86,650
Ambarella, Inc.†	4,799	412,714
Ambiq Micro, Inc.†	2,094	133,157
Amtech Systems, Inc.†	1,372	21,047
Arteris, Inc.†	3,935	117,578
Atomera, Inc.†	4,487	23,153
Axcelis Technologies, Inc.†	3,549	462,719
AXT, Inc.†	7,064	426,878
Blaize Holdings, Inc.†	8,159	6,448
CEVA, Inc.†	3,088	100,823
Cohu, Inc.†	5,258	252,331
Diodes, Inc.†	5,204	428,393
GSI Technology, Inc.†	3,707	20,796
Impinj, Inc.†	3,310	501,002
Intellicheck, Inc.†	2,161	7,801
inTEST Corp.†	1,365	16,858
Kulicke & Soffa Industries, Inc.	5,869	523,515
MaxLinear, Inc.†	9,799	654,769
Navitas Semiconductor Corp.†	21,004	228,103
Ouster, Inc.†	7,044	274,786
Penguin Solutions, Inc.†	5,679	298,886
Photronics, Inc.†	6,593	199,702
Power Integrations, Inc.	6,341	384,962
QuickLogic Corp.†	1,935	25,368
Richardson Electronics, Ltd.	1,210	22,131
Silicon Laboratories, Inc.†	3,752	816,060
SkyWater Technology, Inc.†	4,165	136,586
Synaptics, Inc.†	4,401	472,315
Ultra Clean Holdings, Inc.†	5,088	423,881
Veeco Instruments, Inc.†	6,807	340,350
Vishay Precision Group, Inc.†	1,379	126,937
Wolfspeed, Inc.†	3,220	76,056
		8,798,927
Software — 4.4%
8x8, Inc.†	15,804	30,028
ACI Worldwide, Inc.†	11,635	667,035
ACV Auctions, Inc., Class A†	19,030	142,535
Security Description	Shares or Principal Amount	Value

Software (continued)
Adeia, Inc.	12,596	$335,683
Agilysys, Inc.†	3,010	316,532
Alkami Technology, Inc.†	7,575	137,638
Amplitude, Inc., Class A†	11,289	100,246
Appian Corp., Class A†	4,675	126,038
Asana, Inc., Class A†	11,415	94,973
Asure Software, Inc.†	2,976	23,897
AvePoint, Inc.†	19,185	249,981
Bandwidth, Inc., Class A†	3,356	131,354
BigBear.ai Holdings, Inc.†	55,276	154,220
Blackbaud, Inc.†	4,032	172,570
BlackLine, Inc.†	5,558	174,521
Blend Labs, Inc., Class A†	22,064	39,274
Box, Inc., Class A†	15,526	489,845
Brand Engagement Network, Inc.†	525	6,148
Braze, Inc., Class A†	10,840	270,133
C3.ai, Inc., Class A†	15,334	140,766
Carlsmed, Inc.†	616	7,755
Cerence, Inc.†	4,763	40,581
Claritev Corp.†	1,163	26,412
Clear Secure, Inc., Class A	10,790	596,040
Climb Global Solutions, Inc.	1,954	52,387
Commerce.com, Inc.†	7,549	23,628
Commvault Systems, Inc.†	5,066	596,775
Concentrix Corp.	4,709	115,841
Consensus Cloud Solutions, Inc.†	2,050	74,620
CS Disco, Inc.†	2,183	8,514
Daily Journal Corp.†	158	92,762
Digi International, Inc.†	4,299	299,726
Digimarc Corp.†	1,122	7,360
Digital Turbine, Inc.†	12,680	102,201
Domo, Inc., Class B†	3,525	13,007
Donnelley Financial Solutions, Inc.†	2,746	129,886
DoubleVerify Holdings, Inc.†	15,885	178,706
Duos Technologies Group, Inc.†	3,096	26,657
eGain Corp.†	2,124	14,486
EverCommerce, Inc.†	1,670	20,608
Evolent Health, Inc., Class A†	13,419	41,465
Fastly, Inc., Class A†	17,496	396,459
Five9, Inc.†	8,655	238,099
Freshworks, Inc., Class A†	24,352	276,517
Gemini Space Station, Inc., Class A†	4,801	18,724
Genius Sports, Ltd.†	26,774	185,544
GigaCloud Technology, Inc., Class A†	2,991	130,826
HeartFlow, Inc.†	8,969	226,288
Hinge Health, Inc., Class A†	4,709	351,809
I3 Verticals, Inc., Class A†	2,402	50,586
IBEX Holdings, Ltd.†	1,140	40,288
Ibotta, Inc., Class A†	1,005	24,120
Immersion Corp.	3,359	25,394
Innodata, Inc.†	3,629	228,010
Intapp, Inc.†	6,300	205,947
JFrog, Ltd.†	12,348	985,247
Kaltura, Inc.†	10,140	13,892
Life360, Inc.†	2,162	116,856
LiveRamp Holdings, Inc.†	7,131	270,051
McGraw Hill, Inc.†	3,015	33,044
N-able, Inc.†	8,383	39,232
Navan, Inc., Class A†	11,799	314,089
nCino, Inc.†	12,158	224,437
Nutex Health, Inc.†	587	86,541
Omada Health, Inc.†	4,168	82,693
PagerDuty, Inc.†	9,069	95,950

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Software (continued)
PDF Solutions, Inc.†	3,768	$173,667
Phreesia, Inc.†	5,371	57,631
Playtika Holding Corp.	6,395	25,516
Porch Group, Inc.†	10,971	158,531
Progress Software Corp.†	4,764	193,371
PubMatic, Inc., Class A†	4,574	57,632
Quantum Computing, Inc.†	23,372	189,313
Rackspace Technology, Inc.†	10,783	44,534
Red Violet, Inc.†	1,340	92,969
ReposiTrak, Inc.	1,393	11,757
Schrodinger, Inc.†	6,780	102,649
ServiceTitan, Inc., Class A†	6,944	576,769
SharonAI Holdings, Inc.†	501	24,173
Sharplink, Inc.†	22,027	134,805
Silvaco Group, Inc.†	1,419	11,040
Simulations Plus, Inc.†	1,976	36,022
SoundHound AI, Inc., Class A†	45,699	280,135
Sprout Social, Inc., Class A†	6,134	52,630
SPS Commerce, Inc.†	4,221	309,779
Swarmer, Inc.†	415	15,260
Talkspace, Inc.†	16,835	87,879
Teradata Corp.†	10,764	333,576
Veritone, Inc.†	9,869	10,757
Vertex, Inc., Class A†	8,528	110,097
Via Transportation, Inc., Class A†	5,806	118,094
Viant Technology, Inc., Class A†	1,718	20,221
Waystar Holding Corp.†	12,727	268,667
Weave Communications, Inc.†	7,064	46,199
Whitefiber, Inc.†	1,330	31,521
Workiva, Inc.†	5,938	355,092
Yext, Inc.†	9,583	52,323
ZenaTech, Inc.†	5,066	6,484
Zeta Global Holdings Corp., Class A†	25,694	554,990
ZoomInfo Technologies, Inc.†	28,838	95,165
		15,572,725
Telecommunications — 1.8%
A10 Networks, Inc.	8,281	244,869
ADTRAN Holdings, Inc.†	8,474	72,114
Anterix, Inc.†	1,277	118,786
ATN International, Inc.	1,107	26,358
Aviat Networks, Inc.†	1,368	28,017
BK Technologies Corp.†	354	28,320
BlackSky Technology, Inc.†	3,922	90,402
Calix, Inc.†	6,701	240,566
Clearfield, Inc.†	1,224	37,038
Extreme Networks, Inc.†	14,694	442,877
Frequency Electronics, Inc.†	748	43,362
Gogo, Inc.†	9,087	37,984
Harmonic, Inc.†	12,544	144,883
IDT Corp., Class B	1,943	127,966
Inseego Corp.†	1,411	9,919
InterDigital, Inc.	2,956	901,063
Keel Infrastructure Corp.†	66,564	264,259
KVH Industries, Inc.†	1,460	13,520
Lantronix, Inc.†	4,160	22,381
Liberty Capital Corp.†	397	9,385
Liberty Capital Corp., Class C†	3,929	91,035
LightPath Technologies, Inc., Class A†	6,483	67,229
Lumen Technologies, Inc.†	110,027	701,972
NETGEAR, Inc.†	2,944	71,127
Ooma, Inc.†	3,011	65,489
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
Powerfleet, Inc.†	13,755	$53,920
Preformed Line Products Co.	295	105,309
RF Industries, Ltd.†	984	12,123
Ribbon Communications, Inc.†	11,072	23,694
Satellogic, Inc., Class A†	11,167	39,978
Shenandoah Telecommunications Co.	5,542	66,449
Sidus Space, Inc., Class A†	9,651	16,986
Soluna Holdings, Inc.†	12,279	14,980
Spok Holdings, Inc.	2,360	25,724
Telephone & Data Systems, Inc.	11,342	380,864
Uniti Group, Inc.†	19,391	188,480
Viasat, Inc.†	14,368	1,105,330
Vistance Networks, Inc.	24,906	292,396
		6,227,154
Textiles — 0.1%
UniFirst Corp.	1,673	490,156
Toys/Games/Hobbies — 0.0%
Funko, Inc., Class A†	5,291	30,846
JAKKS Pacific, Inc.	1,102	29,016
Tron, Inc.†	6,050	8,470
		68,332
Transportation — 1.5%
ArcBest Corp.	2,521	363,906
Ardmore Shipping Corp.	4,194	72,934
Costamare Bulkers Holdings, Ltd.†	1,057	20,675
Costamare, Inc.	4,845	75,485
Covenant Logistics Group, Inc.	1,671	59,354
CryoPort, Inc.†	5,802	87,552
DHT Holdings, Inc.	16,434	305,179
Dorian LPG, Ltd.	4,200	199,164
FLEX LNG, Ltd.	3,719	116,070
Forward Air Corp.†	2,530	35,547
Genco Shipping & Trading, Ltd.	3,820	97,563
Heartland Express, Inc.	4,159	50,865
Himalaya Shipping, Ltd.	3,468	54,482
Hub Group, Inc., Class A	6,749	314,031
International Seaways, Inc.	4,756	457,432
Marten Transport, Ltd.	6,533	96,623
Matson, Inc.	3,448	698,530
Navigator Holdings, Ltd.	4,346	97,133
Nordic American Tankers, Ltd.	22,971	150,001
PAMT Corp.†	675	10,878
Pangaea Logistics Solutions, Ltd.	4,353	33,126
Proficient Auto Logistics, Inc.†	2,994	20,479
Radiant Logistics, Inc.†	4,018	33,108
RXO, Inc.†	18,970	384,143
Safe Bulkers, Inc.	6,545	51,116
Scorpio Tankers, Inc.	5,253	408,999
SFL Corp., Ltd.	13,882	171,304
Teekay Corp., Ltd.	6,588	76,750
Teekay Tankers, Ltd., Class A	2,768	219,696
Universal Logistics Holdings, Inc.	792	10,597
Werner Enterprises, Inc.	6,940	259,695
World Kinect Corp.	5,721	228,039
		5,260,456
Trucking & Leasing — 0.3%
GATX Corp.	4,062	726,570
Greenbrier Cos., Inc.	3,470	170,897
Willis Lease Finance Corp.	1,341	95,654
		993,121

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Water — 0.3%
H2O America	4,027	$246,976
American States Water Co.	4,497	385,123
California Water Service Group	6,824	341,951
Consolidated Water Co., Ltd.	1,837	53,641
Global Water Resources, Inc.	1,633	11,692
Middlesex Water Co.	2,054	117,694
York Water Co.	1,929	59,741
		1,216,818
Total Common Stocks (cost $280,075,495)		348,118,700
ESCROWS AND LITIGATION TRUSTS — 0.0%
Third Harmonic Bio, Inc. †(1) (cost $0)	$2,512	0
RIGHTS — 0.0%
Biotechnology — 0.0%
Akero Therapeutics, Inc. CVR†(1)	8,130	5,284
Cartesian Therapeutics, Inc. CVR†(1)	13,211	3,303
Chinook Therapeutics, Inc. CVR†(1)	6,629	1,127
GTX, Inc. CVR†(1)	73	0
Icosavax, Inc. CVR†(1)	3,120	967
Inhibrx. Inc. CVR†(1)	3,965	7,613
Rain Oncology, Inc. CVR†(1)	2,002	100
		18,394
Security Description	Shares or Principal Amount	Value

Pharmaceuticals — 0.0%
Aduro Biotech Holding, Inc. CVR†(1)	1,482	$378
Total Rights (cost $11,175)		18,772
Total Long-Term Investment Securities (cost $280,086,670)		348,137,472
SHORT-TERM INVESTMENTS — 1.5%
Unaffiliated Investment Companies — 1.5%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(2) (cost $5,226,357)	5,226,357	5,226,357
TOTAL INVESTMENTS (cost $285,313,027)(3)	100.0%	353,363,829
Other assets less liabilities	0.0	45,781
NET ASSETS	100.0%	$353,409,610

†	Non-income producing security
(1)	Securities classified as Level 3 (see Note 2).
(2)	The rate shown is the 7-day yield as of July 31, 2026.
(3)	See Note 4 for cost of investments on a tax basis.

CVR—Contingent Value Rights
PBC—Public Benefit Corporation

Contracts For Difference Swaps
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Banks
BNP Paribas SA	Pay	Central Pacific Financial Corp.	136	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	$5,263	$95	$95
HSBC Holdings	Pay	Cathay General Bancorp	94	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	5,668	272	272
HSBC Holdings	Pay	Pathward Financial, Inc.	44	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	3,885	(2)	(2)
HSBC Holdings	Pay	Preferred Bank	132	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	13,618	168	168
HSBC Holdings	Pay	Renasant Corp.	142	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	5,890	297	297
HSBC Holdings	Pay	First Financial Bancorp	140	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	4,670	66	66
HSBC Holdings	Pay	Tanger, Inc.	319	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	12,492	478	478
HSBC Holdings	Pay	Pebblebrook Hotel Trust	1,049	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	18,641	1,395	1,395
JPMorgan Securities, LLC	Pay	Bank of Hawaii Corp.	265	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	21,447	(273)	(273)
JPMorgan Securities, LLC	Pay	First BanCorp	307	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	7,988	893	893
JPMorgan Securities, LLC	Pay	Fulton Financial Corp.	974	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	23,035	662	662
JPMorgan Securities, LLC	Pay	Hanmi Financial Corp.	105	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	3,318	29	29
JPMorgan Securities, LLC	Pay	OFG Bancorp	264	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	12,889	1,067	1,067
JPMorgan Securities, LLC	Pay	BankUnited, Inc.	649	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	30,912	(636)	(636)
JPMorgan Securities, LLC	Pay	United Community Banks, Inc.	912	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	31,546	775	775
								5,286	5,286
Savings & Loans
HSBC Holdings	Pay	Beacon Financial Corp.	257	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	7,602	496	496
HSBC Holdings	Pay	WaFd, Inc.	255	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	9,410	(33)	(33)
HSBC Holdings	Pay	Axos Financial, Inc.	272	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	26,000	1,583	1,583
JPMorgan Securities, LLC	Pay	Provident Financial Services, Inc.	278	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	6,391	470	470
JPMorgan Securities, LLC	Pay	WSFS Financial Corp.	20	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	1,506	98	98
								2,614	2,614
Office/Business Equipment
Goldman Sachs & Co. LLC	Pay	Pitney Bowes, Inc.	6,418	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	116,743	(4,236)	(4,236)
Goldman Sachs & Co. LLC	Pay	Preferred Bank	1,139	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	121,600	(2,642)	(2,642)
								(6,878)	(6,878)

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
Diversified Financial Services
Bank of America Merrill Lynch	Pay	Bread Financial Holdings, Inc.	2,688	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	$266,596	$23,896	$23,896
Bank of America Merrill Lynch	Pay	Moelis & Co., Class A	973	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	68,149	(2,880)	(2,880)
BNP Paribas SA	Pay	Moelis & Co., Class A	2,019	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	141,411	(5,976)	(5,976)
Goldman Sachs & Co. LLC	Pay	F&G Annuities & Life, Inc.	304	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	9,457	(772)	(772)
								14,268	14,268
REITS
BNP Paribas SA	Pay	Arbor Realty Trust, Inc.	1,201	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	6,065	(48)	(48)
BNP Paribas SA	Pay	Douglas Emmett, Inc.	3,267	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	40,772	(2,156)	(2,156)
Goldman Sachs & Co. LLC	Pay	Arbor Realty Trust, Inc.	1,976	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	9,979	(79)	(79)
Goldman Sachs & Co. LLC	Pay	Douglas Emmett, Inc.	194	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	2,421	(128)	(128)
								(2,411)	(2,411)
Insurance
Bank of America Merrill Lynch	Pay	SiriusPoint, Ltd.	712	3.83% (OBFR + 0.20%)	Monthly	02/16/2028	17,252	(413)	(413)
BNP Paribas SA	Pay	Jackson Financial, Inc.	7,484	3.83% (OBFR + 0.20%)	Monthly	05/24/2027	930,037	(14,893)	(14,893)
HSBC Holdings	Pay	SiriusPoint, Ltd.	3,881	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	95,007	(3,221)	(3,221)
JPMorgan Securities, LLC	Pay	Genworth Financial, Inc.,	1,892	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	17,406	1,192	1,192
JPMorgan Securities, LLC	Pay	WesBanco, Inc.	570	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	21,905	1,681	1,681
								(15,654)	(15,654)
Commercial Services
JPMorgan Securities, LLC	Pay	Perdoceo Education Corp.	259	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	9,086	(847)	(847)
Biotechnology
HSBC Holdings	Pay	Ameris Bancorp	9	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	793	(8)	(8)
Real Estate
JPMorgan Securities, LLC	Pay	CVB Financial Corp.	561	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	12,437	112	112
Cable TV
JPMorgan Securities, LLC	Pay	Community Financial System, Inc.	14	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	914	(7)	(7)
Beverages
HSBC Holdings	Pay	Harley Davidson, Inc.	6,629	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	168,111	(5,436)	(5,436)
Advertising
HSBC Holdings	Pay	Kemper Corp.	693	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	20,222	(554)	(554)
JPMorgan Securities, LLC	Pay	Independent Bank Corp.	11	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	905	17	17
JPMorgan Securities, LLC	Pay	Banc of California, Inc.	1,404	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	28,248	(1,362)	(1,362)
								(1,899)	(1,899)
Software
JPMorgan Securities, LLC	Pay	United Bankshares, Inc.	211	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	9,558	665	665
Internet
Goldman Sachs & Co. LLC	Pay	Northwest Bancshares, Inc.	125	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	1,900	68	68
Agriculture
JPMorgan Securities, LLC	Pay	Inventrust Properties Corp.	673	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	23,885	(54)	(54)
JPMorgan Securities, LLC	Pay	Eastern Bankshares, Inc.	849	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	18,389	1,104	1,104
								1,050	1,050
Airlines
Goldman Sachs & Co. LLC	Pay	Array Technologies, Inc.	908	3.83% (OBFR + 0.20%)	Monthly	08/18/2026	5,784	(1,044)	(1,044)
Aerospace/Defense
JPMorgan Securities, LLC	Pay	Rush Street Interactive, Inc., Class A	67	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	2,194	(391)	(391)
Advertising Services
JPMorgan Securities, LLC	Pay	Alignment Healthcare, Inc.	2,829	4.03% (OBFR + 0.40%)	Monthly	02/11/2027	56,665	(14,654)	(14,654)
Advertising Agencies
HSBC Holdings	Pay	Remitly Global, Inc.	3,520	4.03% (OBFR + 0.40%)	Monthly	02/09/2028	81,312	(1,162)	(1,162)
								$(26,328)	$(26,328)

SunAmerica Series Trust SA Small Cap Index Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Contracts For Difference Swaps — (continued)
Counterparty	Pay/ Receive	Underlying Reference	Number of Contracts	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Unrealized Appreciation/ (Depreciation)	Value
OBFR—Overnight Bank Funding Rate
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized (Depreciation)
20	Long	E-Mini Russell 2000 Index	September 2026	$2,983,883	$2,938,000	$(45,883)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks	$348,118,700	$—	$—	$348,118,700
Escrows and Litigation Trusts	—	—	0	0
Rights	—	—	18,772	18,772
Short-Term Investments	5,226,357	—	—	5,226,357
Total Investments at Value	$353,345,057	$—	$18,772	$353,363,829
Other Financial Instruments:†
Swaps	$—	$37,579	$—	$37,579
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$63,907	$—	$63,907
Futures Contracts	45,883	—	—	45,883
Total Other Financial Instruments	$45,883	$63,907	$—	$109,790

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 80.3%
Aerospace/Defense — 2.2%
Airbus SE	7,987	$1,867,125
ATI, Inc.†	515	96,532
Boeing Co.†	1,610	347,985
Curtiss-Wright Corp.	312	225,888
Firefly Aerospace, Inc.†	3,311	67,313
FTAI Aviation, Ltd.	432	88,992
General Electric Co.	14,891	5,361,802
Hanwha Aerospace Co., Ltd.	383	245,326
Hawkeye 360, Inc.†	1,425	30,210
HEICO Corp.	1,355	482,868
HEICO Corp., Class A	703	180,868
Hexcel Corp.	2,368	243,786
Honeywell Aerospace, Inc.†	1,197	247,468
Howmet Aerospace, Inc.	5,841	1,648,681
Karman Holdings, Inc.†	1,970	94,855
L3Harris Technologies, Inc.	358	99,187
Loar Holdings, Inc.†	684	46,820
Moog, Inc., Class A	369	143,855
Northrop Grumman Corp.	3,141	1,703,930
Rheinmetall AG	451	593,256
Rocket Lab Corp.†	3,617	234,924
Rolls-Royce Holdings PLC	80,854	1,605,484
RTX Corp.	1,344	289,256
Safran SA	3,058	1,197,518
StandardAero, Inc.†	5,282	154,815
TransDigm Group, Inc.	312	391,367
		17,690,111
Agriculture — 0.7%
Altria Group, Inc.	1,956	133,653
British American Tobacco PLC	19,503	1,184,044
Philip Morris International, Inc.	22,441	4,282,192
		5,599,889
Airlines — 0.1%
Allegiant Travel Co.†	1,097	107,594
American Airlines Group, Inc.†	4,320	65,966
Ryanair Holdings PLC ADR	13,963	816,975
United Airlines Holdings, Inc.†	1,034	125,455
		1,115,990
Apparel — 0.2%
Asics Corp.	35,600	1,050,865
Crocs, Inc.†	749	95,880
Kering SA	1,815	602,478
NIKE, Inc., Class B	3,759	156,788
VF Corp.	3,926	56,220
		1,962,231
Auto Manufacturers — 0.8%
General Motors Co.	1,463	130,002
PACCAR, Inc.	1,799	238,691
Rivian Automotive, Inc., Class A†	6,064	92,294
Suzuki Motor Corp.	49,700	652,936
Tesla, Inc.†	11,854	3,689,084
Toyota Motor Corp.	72,900	1,385,037
		6,188,044
Auto Parts & Equipment — 0.1%
Autoliv, Inc.	1,448	178,350
Autoliv, Inc. SDR	4,263	522,450
Security Description	Shares or Principal Amount	Value

Auto Parts & Equipment (continued)
Dorman Products, Inc.†	895	$119,178
Standard Motor Products, Inc.	4,021	153,723
		973,701
Banks — 6.5%
ABN AMRO Bank NV CVA	15,472	695,120
ANZ Group Holdings, Ltd.	51,006	1,334,482
Banco Bilbao Vizcaya Argentaria SA	62,320	1,744,737
Banco Santander SA	137,817	1,946,827
Bancorp, Inc.†	1,359	91,148
Bank of America Corp.	76,690	4,750,945
Bank of Hawaii Corp.	1,601	127,920
Bank of New York Mellon Corp.	1,699	265,605
BankUnited, Inc.	1,222	57,006
Barclays PLC	191,025	1,315,014
BAWAG Group AG*	2,893	582,592
Central BanCo., Inc.	2,540	83,312
Citigroup, Inc.	6,737	892,316
Columbia Banking System, Inc.	5,900	184,493
Commerce Bancshares, Inc.	1,452	86,060
Cullen/Frost Bankers, Inc.	648	107,788
Customers Bancorp, Inc.†	703	55,312
DBS Group Holdings, Ltd.	24,800	1,429,846
Dime Community Bancshares, Inc.	1,088	44,347
DNB Bank ASA	31,586	1,016,299
East West Bancorp, Inc.	2,165	283,615
Erste Group Bank AG	3,278	424,983
Fifth Third Bancorp	24,327	1,374,475
First Bancorp	8,451	244,487
First Citizens BancShares, Inc., Class A	61	133,386
First Financial Bankshares, Inc.	2,533	89,010
Flagstar Bank N.A.	5,772	82,078
FNB Corp.	5,187	98,034
Fulton Financial Corp.	4,498	109,436
Glacier Bancorp, Inc.	1,897	93,503
Goldman Sachs Group, Inc.	1,840	1,873,819
Hilltop Holdings, Inc.	1,960	77,302
Home BancShares, Inc.	3,725	115,736
Horizon Bancorp, Inc.	1,880	38,446
Huntington Bancshares, Inc.	54,140	922,546
ING Groep NV	26,177	915,276
JPMorgan Chase & Co.	26,510	9,325,953
KeyCorp	3,712	83,854
Lloyds Banking Group PLC	633,185	981,089
Macquarie Group, Ltd.	3,608	642,812
Mitsubishi UFJ Financial Group, Inc.	96,000	2,152,265
Morgan Stanley	21,016	4,422,187
National Bank of Canada	2,948	476,841
NewtekOne, Inc.	5,694	84,442
OFG Bancorp	4,377	231,368
Pathward Financial, Inc.	882	77,828
Pinnacle Financial Partners, Inc.	1,385	145,744
Popular, Inc.	1,958	343,061
Prosperity Bancshares, Inc.	1,244	93,138
Resona Holdings, Inc.	55,000	753,776
Societe Generale SA	14,621	1,372,938
SouthState Bank Corp.	838	88,065
Standard Chartered PLC	50,785	1,501,133
Sumitomo Mitsui Trust Group, Inc.	111,600	1,162,440
UBS Group AG	25,390	1,338,626
UMB Financial Corp.	1,109	161,615
UniCredit SpA	15,820	1,494,473
United Bankshares, Inc.	2,504	121,319

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Banks (continued)
US Bancorp	14,583	$918,875
Webster Financial Corp.	2,166	167,258
Wells Fargo & Co.	4,175	360,929
Western Alliance Bancorp	3,062	246,460
Zions Bancorp NA	1,305	90,958
		52,526,748
Beverages — 0.5%
Celsius Holdings, Inc.†	1,570	45,860
Coca-Cola Co.	28,560	2,501,570
Diageo PLC	33,024	726,986
Keurig Dr Pepper, Inc.	4,614	143,588
Monster Beverage Corp.†	1,243	119,800
PepsiCo., Inc.	1,216	169,705
Vita Coco Co., Inc.†	1,299	85,656
		3,793,165
Biotechnology — 1.4%
Alnylam Pharmaceuticals, Inc.†	1,038	213,330
Alto Neuroscience, Inc.†	1,395	37,763
Alumis Inc†	1,972	55,709
Amgen, Inc.	768	295,803
Argenx SE ADR†	1,059	904,195
Avalyn Pharma, Inc.†	1,805	51,966
Axsome Therapeutics, Inc.†	407	88,722
Bicara Therapeutics, Inc.†	821	22,249
Biogen, Inc.†	149	30,240
Biohaven, Ltd.†	2,644	35,694
Bridgebio Pharma, Inc.†	1,224	98,030
Celcuity, Inc.†	925	79,901
Celldex Therapeutics, Inc.†	1,349	51,343
CG oncology, Inc.†	1,052	74,892
Corteva, Inc.	8,590	676,119
Crinetics Pharmaceuticals, Inc.†	2,753	229,931
Cytokinetics, Inc.†	1,447	111,607
Denali Therapeutics, Inc.†	3,520	81,030
Dianthus Therapeutics, Inc.†	505	53,995
Disc Medicine, Inc.†	896	68,992
Entrada Therapeutics, Inc.†	4,097	27,819
EyePoint, Inc.†	4,840	59,290
Gilead Sciences, Inc.	26,229	3,415,278
Hemab Therapeutics Holdings, Inc.†	1,086	51,639
Ideaya Biosciences, Inc.†	1,003	35,606
Illumina, Inc.†	891	182,744
Immunovant, Inc.†	1,841	71,099
Insmed, Inc.†	2,012	198,383
Ionis Pharmaceuticals, Inc.†	1,530	79,208
Kailera Therapeutics, Inc.†	2,155	36,506
Kodiak Sciences, Inc.†	1,551	64,491
Kymera Therapeutics, Inc.†	2,184	225,826
LENZ Therapeutics, Inc.†	5,130	27,189
MapLight Therapeutics, Inc.†	1,041	13,554
MBX Biosciences, Inc.†	1,525	100,543
Moderna, Inc.†	3,143	172,299
Monte Rosa Therapeutics, Inc.†	3,501	57,837
Nurix Therapeutics, Inc.†	5,959	138,308
Oruka Therapeutics, Inc.†	1,113	107,416
Palvella Therapeutics, Inc.†	319	44,354
Praxis Precision Medicines, Inc.†	569	175,155
Rapport Therapeutics, Inc.†	2,392	98,024
Regeneron Pharmaceuticals, Inc.	65	49,571
Relay Therapeutics, Inc.†	11,155	210,049
Security Description	Shares or Principal Amount	Value

Biotechnology (continued)
Replimune Group, Inc.†	5,092	$57,030
Revolution Medicines, Inc.†	2,320	435,070
Royalty Pharma PLC, Class A	14,918	871,659
Scholar Rock Holding Corp.†	2,092	98,941
Tyra Biosciences, Inc.†	956	30,477
Ultragenyx Pharmaceutical, Inc.†	2,906	72,388
United Therapeutics Corp.†	341	176,539
Vera Therapeutics, Inc.†	2,788	89,495
Vertex Pharmaceuticals, Inc.†	493	235,210
Wave Life Sciences, Ltd.†	13,011	71,691
Xencor, Inc.†	2,882	58,245
		11,100,444
Building Materials — 0.8%
Amrize, Ltd.	2,616	127,949
Armstrong World Industries, Inc.	531	92,744
Carlisle Cos., Inc.	315	113,375
Carrier Global Corp.	1,777	109,836
CRH PLC	1,057	100,426
Gibraltar Industries, Inc.†	883	37,316
Griffon Corp.	718	61,870
Heidelberg Materials AG	3,590	667,368
Holcim AG	10,309	942,238
Johnson Controls International PLC	987	144,753
Kingspan Group PLC	3,865	358,458
Knife River Corp.†	1,377	100,755
Louisiana-Pacific Corp.	1,102	79,818
Madison Air Solutions Corp., Class A†	2,035	59,137
Martin Marietta Materials, Inc.	1,755	921,621
Mitsubishi Electric Corp.	27,100	987,835
Modine Manufacturing Co.†	1,104	221,970
Owens Corning	1,548	215,017
Trane Technologies PLC	1,910	868,955
Trex Co., Inc.†	2,109	91,446
West Fraser Timber Co., Ltd.	958	62,126
		6,365,013
Chemicals — 1.0%
Air Liquide SA	7,430	1,463,257
Albemarle Corp.	519	61,055
Axalta Coating Systems, Ltd.†	1,525	54,610
CF Industries Holdings, Inc.	423	52,955
Element Solutions, Inc.	2,827	103,836
H.B. Fuller Co.	1,336	73,881
Huntsman Corp.	5,084	49,620
Koppers Holdings, Inc.	2,014	98,726
Linde PLC	8,435	4,035,135
Minerals Technologies, Inc.	1,285	97,968
Mitsubishi Chemical Group Corp.	74,800	550,434
Mosaic Co.	2,089	46,209
Qnity Electronics, Inc.	493	64,672
RPM International, Inc.	2,404	257,396
Sherwin-Williams Co.	3,135	1,068,565
Solstice Advanced Materials, Inc.	2,090	125,755
Westlake Corp.	671	47,306
		8,251,380
Coal — 0.0%
Warrior Met Coal, Inc.	2,025	160,805
Commercial Services — 1.1%
Affirm Holdings, Inc.†	2,498	178,632
API Group Corp.†	8,067	320,099
Automatic Data Processing, Inc.	1,609	428,734

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Commercial Services (continued)
Avis Budget Group, Inc.†	183	$25,152
Block, Inc.†	3,817	310,093
Booz Allen Hamilton Holding Corp.	2,778	193,682
Bright Horizons Family Solutions, Inc.†	791	58,961
Cintas Corp.	2,134	436,680
CoreCivic, Inc.†	2,985	89,251
Corpay, Inc.†	393	150,169
Element Fleet Management Corp.	39,372	883,577
Equifax, Inc.	2,592	447,431
EquipmentShare.com, Inc., Class A†	2,442	45,787
Euronet Worldwide, Inc.†	617	44,011
First Advantage Corp.†	6,642	131,777
FTI Consulting, Inc.†	827	131,807
GEO Group, Inc.†	3,575	110,432
Global Payments, Inc.	411	34,557
Green Dot Corp., Class A†	3,414	44,758
Gusto, Inc.†(1)(2)	775	16,585
Huron Consulting Group, Inc.†	650	98,650
Marqeta, Inc., Class A†	3,870	67,183
Matthews International Corp., Class A	2,997	83,167
Moody's Corp.	657	314,296
Morningstar, Inc.	185	35,625
Paylocity Holding Corp.†	843	116,245
Payoneer Global, Inc.†	14,763	105,851
PayPal Holdings, Inc.	1,648	94,282
PROG Holdings, Inc.	647	28,481
Quanta Services, Inc.	88	58,728
Recruit Holdings Co., Ltd.	23,200	1,823,640
Remitly Global, Inc.†	1,400	31,878
S&P Global, Inc.	1,720	708,520
Service Corp. International	1,879	161,951
Sunbelt Rentals Holdings, Inc.	3,389	243,737
Toast, Inc., Class A†	4,411	142,343
TransUnion	495	38,917
Universal Technical Institute, Inc.†	1,689	66,395
Valvoline, Inc.†	2,140	82,197
Verisk Analytics, Inc.	329	64,106
WillScot Holdings Corp.	3,946	95,809
		8,544,176
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	42	60,825
Computers — 3.9%
Accenture PLC, Class A	1,471	244,068
Apple, Inc.	83,849	25,901,795
Cognizant Technology Solutions Corp., Class A	538	29,778
Crowdstrike Holdings, Inc., Class A†	5,660	1,080,268
Dell Technologies, Inc., Class C	655	265,517
D-Wave Quantum, Inc.†	5,732	103,634
Everpure, Inc., Class A†	2,788	215,150
Indra Sistemas SA	10,783	707,760
International Business Machines Corp.	4,866	1,088,281
Lumentum Holdings, Inc.†	5	3,570
Okta, Inc.†	2,086	296,066
Pitney Bowes, Inc.	4,667	81,812
Rigetti Computing, Inc.†	2,567	38,377
Rubrik, Inc., Class A†	746	53,981
SailPoint, Inc.†	3,796	63,659
Sandisk Corp.†	97	117,838
Seagate Technology Holdings PLC	421	360,431
Security Description	Shares or Principal Amount	Value

Computers (continued)
Western Digital Corp.	514	$280,048
Zscaler, Inc.†	1,108	167,530
		31,099,563
Cosmetics/Personal Care — 1.1%
Colgate-Palmolive Co.	21,601	1,972,171
e.l.f. Beauty, Inc.†	1,492	123,672
Estee Lauder Cos., Inc., Class A	1,414	118,635
L'Oreal SA	2,153	959,844
Perrigo Co. PLC	5,874	59,386
Prestige Consumer Healthcare, Inc.†	1,147	57,602
Procter & Gamble Co.	16,755	2,420,930
Unilever PLC	44,345	2,816,466
Unilever PLC ADR	2,561	162,393
		8,691,099
Distribution/Wholesale — 0.4%
Bunzl PLC	16,710	630,879
Global Industrial Co.	2,208	78,914
RB Global, Inc.	1,287	141,235
SiteOne Landscape Supply, Inc.†	1,594	150,537
Sumitomo Corp.	157,200	1,653,643
VSE Corp.	504	97,973
Watsco, Inc.	297	91,862
WESCO International, Inc.	461	158,349
WW Grainger, Inc.	398	550,124
		3,553,516
Diversified Financial Services — 3.3%
AerCap Holdings NV	3,776	569,798
Ally Financial, Inc.	3,132	135,710
American Express Co.	9,388	3,156,715
Ares Management Corp., Class A	845	108,236
BitMine Immersion Technologies, Inc.	4,064	70,226
Blackrock, Inc.	492	536,472
Blue Owl Capital, Inc.	5,474	56,382
Capital One Financial Corp.	4,709	984,228
Charles Schwab Corp.	34,462	3,626,781
Circle Internet Group, Inc.†	206	12,898
CME Group, Inc.	2,936	786,232
Enova International, Inc.†	400	101,656
Evercore, Inc., Class A	415	133,032
Federal National Mtg. Assoc.†	26,182	151,594
Figure Technology Solutions, Inc., Class A†	1,012	25,209
Galaxy Digital, Inc., Class A†	3,271	68,724
Hamilton Lane, Inc., Class A	325	28,896
Interactive Brokers Group, Inc., Class A	898	79,015
Intercontinental Exchange, Inc.	12,517	1,908,592
Invesco, Ltd.	1,299	38,450
Lazard, Inc.	3,459	146,592
LPL Financial Holdings, Inc.	1,000	353,700
Mastercard, Inc., Class A	6,325	3,624,858
Miami International Holdings, Inc.†	1,025	48,216
OneMain Holdings, Inc.	1,428	89,364
ORIX Corp.	15,800	636,374
PennyMac Financial Services, Inc.	627	47,282
Piper Sandler Cos.	674	51,089
Rocket Cos., Inc., Class A†	12,392	159,857
SLM Corp.	6,145	159,739
SoFi Technologies, Inc.†	4,516	73,656
StepStone Group, Inc., Class A	2,593	113,729
StoneX Group, Inc.†	2,448	187,443
TPG, Inc.	4,607	201,142
Tradeweb Markets, Inc., Class A	3,570	358,785

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Diversified Financial Services (continued)
Virtu Financial, Inc., Class A	1,163	$68,303
Virtus Investment Partners, Inc.	511	81,428
Visa, Inc., Class A	19,486	7,134,409
Voya Financial, Inc.	2,611	259,612
		26,374,424
Electric — 1.7%
Alliant Energy Corp.	2,649	187,496
Ameren Corp.	22,430	2,458,552
CMS Energy Corp.	744	53,561
Consolidated Edison, Inc.	1,423	154,894
Constellation Energy Corp.	4,897	1,286,687
Dominion Energy, Inc.	1,559	107,836
Enel SpA	101,512	1,146,996
Engie SA	37,063	1,159,007
Fervo Energy Co., Class A†	2,507	56,508
Fortum Oyj	19,484	442,530
IDACORP., Inc.	544	77,743
MGE Energy, Inc.	1,061	84,381
National Grid PLC	69,537	1,112,651
NextEra Energy, Inc.	13,044	1,133,784
Northwestern Energy Group, Inc.	1,175	80,770
NRG Energy, Inc.	881	118,309
OGE Energy Corp.	2,529	119,748
Oklo, Inc.†	1,603	62,244
Ormat Technologies, Inc.	713	69,575
Orsted A/S*†	18,832	420,522
Sempra	2,002	177,277
Southern Co.	27,310	2,581,887
Talen Energy Corp.†	220	73,502
Vistra Corp.	894	132,482
Xcel Energy, Inc.	2,550	199,410
X-Energy, Inc.†	3,651	59,548
		13,557,900
Electrical Components & Equipment — 0.9%
ABB, Ltd.	11,859	1,170,016
Acuity, Inc.	323	106,070
AMETEK, Inc.	8,702	2,103,360
Belden, Inc.	1,693	210,017
Eaton Corp. PLC	818	339,634
Energizer Holdings, Inc.	1,906	39,969
EnerSys	284	52,838
Fujikura, Ltd.	24,400	623,509
Novanta, Inc.†	984	140,269
Prysmian SpA	8,668	1,199,786
Schneider Electric SE	2,649	889,264
		6,874,732
Electronics — 1.3%
Advanced Energy Industries, Inc.	173	50,087
Amphenol Corp., Class A	13,826	2,221,838
Applied Optoelectronics, Inc.†	1,116	105,261
Arxis, Inc., Class A†	1,656	89,921
Atmus Filtration Technologies, Inc.	3,725	192,322
Bel Fuse, Inc., Class B	725	197,178
Coherent Corp.†	95	24,975
Emerson Electric Co.	8,244	1,235,116
ESCO Technologies, Inc.	591	186,336
Flex, Ltd.†	457	51,984
Fortive Corp.	3,334	197,406
Garmin, Ltd.	100	29,378
Honeywell International, Inc.	1,418	344,523
Security Description	Shares or Principal Amount	Value

Electronics (continued)
Hoya Corp.	3,700	$567,190
Jabil, Inc.	291	91,680
Keysight Technologies, Inc.†	6,325	2,018,181
Murata Manufacturing Co., Ltd.	12,100	564,493
nVent Electric PLC	1,543	237,360
Ralliant Corp.	1,639	107,141
Sensata Technologies Holding PLC	4,695	217,332
TD SYNNEX Corp.	856	218,879
TE Connectivity PLC	7,872	1,619,192
TTM Technologies, Inc.†	1,301	150,187
Vicor Corp.†	503	104,307
Woodward, Inc.	204	73,593
		10,895,860
Energy-Alternate Sources — 0.1%
Array Technologies, Inc.†	16,947	88,463
Nextpower, Inc., Class A†	1,932	173,629
REX American Resources Corp.†	1,903	81,905
Shoals Technologies Group, Inc., Class A†	11,937	104,330
		448,327
Engineering & Construction — 0.2%
Argan, Inc.	307	175,122
Cardinal Infrastructure Group, Inc., Class A†	585	36,206
Comfort Systems USA, Inc.	33	57,080
Dycom Industries, Inc.†	403	161,631
Frontdoor, Inc.†	1,361	98,849
MasTec, Inc.†	222	58,408
Primoris Services Corp.	780	65,840
Shimizu Corp.	24,900	368,505
Sterling Infrastructure, Inc.†	278	165,902
Vinci SA	5,491	777,423
		1,964,966
Entertainment — 0.1%
Churchill Downs, Inc.	715	60,274
DraftKings, Inc., Class A†	3,778	88,707
Flutter Entertainment PLC†	939	98,097
Liberty Live Holdings, Inc., Class C†	877	86,472
Liberty Media Corp.-Liberty Formula One, Class C†	2,487	244,049
Live Nation Entertainment, Inc.†	436	75,921
Madison Square Garden Entertainment Corp.†	629	48,597
Madison Square Garden Sports Corp.†	329	129,521
Marriott Vacations Worldwide Corp.	423	41,247
TKO Group Holdings, Inc.	870	158,175
		1,031,060
Environmental Control — 0.4%
Casella Waste Systems, Inc., Class A†	1,068	95,810
Pentair PLC	6,001	392,706
Republic Services, Inc.	6,426	1,352,994
Waste Connections, Inc.	6,257	1,047,297
Waste Management, Inc.	451	102,174
		2,990,981
Food — 0.8%
Ajinomoto Co., Inc.	16,900	520,612
Coles Group, Ltd.	27,242	461,024
Flowers Foods, Inc.	7,411	52,025
Ingredion, Inc.	210	20,887
Lamb Weston Holdings, Inc.	3,416	179,511
Magnum Ice Cream Co. NV †	20,695	386,072
Magnum Ice Cream Co. NV (XAMS)†	9,354	174,923
McCormick & Co., Inc.	219	11,147

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Food (continued)
Mondelez International, Inc., Class A	46,072	$2,870,746
Nestle SA	9,839	982,671
Performance Food Group Co.†	1,208	138,183
Post Holdings, Inc.†	765	69,929
Seven & i Holdings Co., Ltd.	40,900	542,169
Sprouts Farmers Market, Inc.†	1,065	92,826
Sysco Corp.	114	9,717
US Foods Holding Corp.†	2,780	279,640
		6,792,082
Food Service — 0.2%
Aramark	3,811	217,113
Compass Group PLC	37,753	1,198,549
		1,415,662
Forest Products & Paper — 0.1%
International Paper Co.	25,926	1,058,559
Gas — 0.2%
Atmos Energy Corp.	5,722	988,647
National Fuel Gas Co.	2,598	213,841
ONE Gas, Inc.	1,234	95,820
Southwest Gas Holdings, Inc.	1,257	112,376
		1,410,684
Hand/Machine Tools — 0.1%
MSA Safety, Inc.	714	135,853
Stanley Black & Decker, Inc.	598	56,559
Techtronic Industries Co., Ltd.	47,500	801,926
		994,338
Health Care-Products — 1.7%
10X Genomics, Inc., Class A†	2,974	140,581
Abbott Laboratories	21,681	2,291,682
Agilent Technologies, Inc.	236	32,655
Azenta, Inc.†	1,632	45,908
Billiontoone, Inc., Class A†	1,075	148,995
Boston Scientific Corp.†	1,768	82,619
Danaher Corp.	6,260	1,220,575
Dentsply Sirona, Inc.	4,323	57,798
Edwards Lifesciences Corp.†	577	49,662
Enovis Corp.†	1,124	32,765
Envista Holdings Corp.†	1,219	33,291
EssilorLuxottica SA	2,686	510,585
GE HealthCare Technologies, Inc.	341	23,195
Globus Medical, Inc., Class A†	639	50,347
Guardant Health, Inc.†	2,747	444,986
IDEXX Laboratories, Inc.†	57	31,867
Intuitive Surgical, Inc.†	3,305	1,167,756
Kestra Medical Technologies, Ltd.†	1,964	44,838
Koninklijke Philips NV	29,663	780,939
Lantheus Holdings, Inc.†	2,085	207,749
Medline, Inc., Class A†	5,520	216,826
Medtronic PLC	2,283	194,945
Natera, Inc.†	1,742	466,438
Novocure, Ltd.†	2,849	42,279
Penumbra, Inc.†	473	151,923
Procept BioRobotics Corp.†	1,628	30,313
Pulse Biosciences, Inc.†	2,265	79,569
Repligen Corp.†	1,060	149,471
ResMed, Inc.	93	19,621
Revvity, Inc.	7,121	801,255
Siemens Healthineers AG*	12,087	513,302
Security Description	Shares or Principal Amount	Value

Health Care-Products (continued)
Stryker Corp.	4,610	$1,501,477
Tactile Systems Technology, Inc.†	3,172	89,355
Thermo Fisher Scientific, Inc.	3,873	2,224,264
UFP Technologies, Inc.†	209	53,249
Waters Corp.†	154	58,106
		13,991,186
Health Care-Services — 1.3%
Alignment Healthcare, Inc.†	2,211	32,833
BrightSpring Health Services, Inc.†	2,980	177,936
Brookdale Senior Living, Inc.†	2,527	36,894
Centene Corp.†	963	59,918
Charles River Laboratories International, Inc.†	316	73,473
Concentra Group Holdings Parent, Inc.	7,404	234,336
Elevance Health, Inc.	1,137	427,330
Encompass Health Corp.	1,203	133,617
Humana, Inc.	104	37,841
IQVIA Holdings, Inc.†	134	31,493
Medpace Holdings, Inc.†	390	225,073
Molina Healthcare, Inc.†	414	80,987
Quest Diagnostics, Inc.	6,895	1,606,604
RadNet, Inc.†	1,170	74,623
Tenet Healthcare Corp.†	7,650	1,949,067
UnitedHealth Group, Inc.	13,595	5,633,768
		10,815,793
Home Builders — 0.1%
Cavco Industries, Inc.†	159	86,978
Green Brick Partners, Inc.†	1,651	116,775
Installed Building Products, Inc.	599	133,541
KB Home	1,167	64,150
Toll Brothers, Inc.	2,442	356,263
		757,707
Home Furnishings — 0.3%
Panasonic Holdings Corp.	29,500	779,021
SharkNinja, Inc.†	987	159,667
Sony Group Corp.	72,900	1,707,400
		2,646,088
Household Products/Wares — 0.1%
Avery Dennison Corp.	2,680	454,876
Housewares — 0.0%
Central Garden & Pet Co.†	3,276	141,032
Scotts Miracle-Gro Co.	1,312	86,172
		227,204
Insurance — 3.3%
Admiral Group PLC	15,507	788,119
AIA Group, Ltd.	98,600	998,507
Allstate Corp.	4,262	1,125,509
American Financial Group, Inc.	617	87,441
American International Group, Inc.	2,029	159,439
Aon PLC, Class A	1,383	498,641
AXA SA	24,176	1,254,185
Axis Capital Holdings, Ltd.	2,551	268,671
Berkshire Hathaway, Inc., Class B†	8,540	4,368,552
Bowhead Specialty Holdings, Inc.†	745	22,790
Chubb, Ltd.	12,548	4,400,333
Definity Financial Corp.	18,906	1,079,322
Equitable Holdings, Inc.	8,006	381,486
Fidelity National Financial, Inc.	1,648	85,020
Generali	15,503	786,299

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Hanover Insurance Group, Inc.	1,048	$243,796
Hartford Insurance Group, Inc.	4,184	593,751
Horace Mann Educators Corp.	2,274	118,498
Lincoln National Corp.	2,537	115,713
Mandatum Oyj	52,930	363,037
Markel Group, Inc.†	89	167,528
Marsh & McLennan Cos., Inc.	16,151	3,063,683
Mercury General Corp.	1,100	117,832
MetLife, Inc.	8,654	831,909
Palomar Holdings, Inc.†	820	109,708
Progressive Corp.	5,237	1,107,206
Reinsurance Group of America, Inc.	329	77,924
RenaissanceRe Holdings, Ltd.	770	246,385
Safety Insurance Group, Inc.	1,082	111,868
Sampo Oyj, Class A	91,419	1,014,818
Selective Insurance Group, Inc.	726	68,817
Suncorp Group, Ltd.	46,297	625,149
Tokio Marine Holdings, Inc.	21,600	1,102,483
TWFG, Inc.†	2,065	55,342
Willis Towers Watson PLC	633	212,637
		26,652,398
Internet — 7.0%
Airbnb, Inc., Class A†	319	48,335
Alibaba Group Holding, Ltd.	18,904	288,749
Alphabet, Inc., Class A	28,051	9,989,803
Alphabet, Inc., Class C	32,498	11,590,412
Amazon.com, Inc.†	63,578	17,266,513
AppLovin Corp., Class A†	566	224,079
Booking Holdings, Inc.	13,402	2,585,246
CDW Corp.	137	20,250
Coupang, Inc.†	13,816	225,892
DoorDash, Inc., Class A†	2,837	556,506
F5, Inc.†	96	38,647
Lyft, Inc., Class A†	6,448	102,265
Maplebear, Inc.†	1,755	78,273
Meta Platforms, Inc., Class A	12,269	6,830,275
Netflix, Inc.†	44,544	3,194,250
Palo Alto Networks, Inc.†	1,298	430,715
Pinterest, Inc., Class A†	5,128	123,123
Q2 Holdings, Inc.†	889	54,114
Reddit, Inc., Class A†	719	101,142
Robinhood Markets, Inc., Class A†	918	79,462
Sea, Ltd. ADR†	9,882	1,054,805
Shopify, Inc., Class A†	7,728	905,335
Snap, Inc., Class A†	6,312	29,603
Spotify Technology SA†	109	54,494
Tencent Holdings, Ltd.	5,200	315,340
Uber Technologies, Inc.†	1,737	122,215
Upwork, Inc.†	6,406	58,679
VeriSign, Inc.	70	20,301
Ziff Davis, Inc.†	2,455	130,311
		56,519,134
Investment Companies — 0.0%
Hut 8 Corp.†	1,044	112,366
Terawulf, Inc.†	4,347	76,768
		189,134
Iron/Steel — 0.1%
Carpenter Technology Corp.	481	249,956
Security Description	Shares or Principal Amount	Value

Iron/Steel (continued)
Reliance, Inc.	636	$258,280
Steel Dynamics, Inc.	596	149,751
		657,987
Leisure Time — 0.1%
Acushnet Holdings Corp.	1,143	115,752
Patrick Industries, Inc.	940	77,597
Peloton Interactive, Inc., Class A†	4,263	27,241
Planet Fitness, Inc., Class A†	1,684	94,152
Royal Caribbean Cruises, Ltd.	337	107,267
Viking Holdings, Ltd.†	794	82,854
		504,863
Lodging — 0.3%
Hilton Worldwide Holdings, Inc.	4,664	1,494,765
Hyatt Hotels Corp., Class A	587	102,173
Las Vegas Sands Corp.	987	48,255
Marriott International, Inc., Class A	937	349,342
Travel & Leisure Co.	2,419	183,892
		2,178,427
Machinery-Construction & Mining — 1.2%
Bloom Energy Corp., Class A†	2,335	480,566
BWX Technologies, Inc.	879	148,287
Caterpillar, Inc.	3,030	2,468,874
GE Vernova, Inc.	1,848	1,830,056
Hitachi, Ltd.	47,000	1,559,913
Innio NV†	3,612	88,205
Komatsu, Ltd.	12,300	542,370
Sandvik AB	30,980	1,161,336
Siemens Energy AG	6,860	1,166,388
Vertiv Holdings Co., Class A	1,124	271,525
		9,717,520
Machinery-Diversified — 1.5%
AGCO Corp.	1,356	138,529
Alamo Group, Inc.	329	52,337
Cognex Corp.	3,974	259,264
Deere & Co.	7,539	4,468,139
Dover Corp.	367	75,096
ESAB Corp.	2,541	219,873
Graco, Inc.	551	43,738
Ingersoll Rand, Inc.	20,222	1,686,110
KION Group AG	9,200	414,647
Middleby Corp.†	1,933	258,210
Midera Food Processing, Inc.†	1,933	92,687
Mueller Water Products, Inc., Class A	4,685	118,249
Otis Worldwide Corp.	8,643	621,864
Rockwell Automation, Inc.	559	268,365
Tennant Co.	1,796	150,918
Toro Co.	2,206	202,665
Watts Water Technologies, Inc., Class A	620	214,390
Westinghouse Air Brake Technologies Corp.	8,336	2,424,609
Xylem, Inc.	85	9,943
		11,719,633
Media — 0.3%
Liberty Broadband Corp., Class C†	1,248	42,482
Liberty Global, Ltd., Class C†	4,800	49,728
Nexstar Media Group, Inc.	526	100,219
Scholastic Corp.	1,409	57,276
Sinclair, Inc.	5,570	76,532
Space Exploration Technologies Corp., Class A†	7,652	829,247

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Media (continued)
Sphere Entertainment Co.†	748	$107,151
Walt Disney Co.	14,021	1,348,680
		2,611,315
Metal Fabricate/Hardware — 0.1%
Mueller Industries, Inc.	1,788	118,741
RBC Bearings, Inc.†	468	258,013
Timken Co.	1,087	149,517
Xometry, Inc., Class A†	1,722	147,610
		673,881
Mining — 0.5%
Agnico Eagle Mines, Ltd.	490	71,182
Alcoa Corp.	845	38,245
Antofagasta PLC	13,398	663,489
BHP Group, Ltd. (ASX)	16,053	676,221
BHP Group, Ltd. (LSE)	12,673	536,762
Coeur Mining, Inc.	10,639	158,627
Franco-Nevada Corp.	469	99,859
Freeport-McMoRan, Inc.	2,895	181,314
Glencore PLC	121,829	890,714
Grupo Mexico SAB de CV, Series B	39,136	470,662
Ivanhoe Electric, Inc.†	9,718	88,920
MP Materials Corp.†	3,383	139,955
Royal Gold, Inc.	583	115,638
Uranium Energy Corp.†	14,033	134,717
USA Rare Earth, Inc.†	3,686	55,106
		4,321,411
Miscellaneous Manufacturing — 0.7%
3M Co.	134	23,622
Axon Enterprise, Inc.†	244	128,773
Fabrinet†	563	245,136
ITT, Inc.	30	5,879
JBT Marel Corp.	1,118	154,809
Myers Industries, Inc.	1,318	45,023
Parker-Hannifin Corp.	1,415	1,381,790
Siemens AG	9,995	3,258,247
Teledyne Technologies, Inc.†	364	238,628
		5,481,907
Office Furnishings — 0.0%
HNI Corp.	1,852	83,359
Oil & Gas — 2.8%
Aker BP ASA	16,020	575,385
Canadian Natural Resources, Ltd.	19,102	909,963
Cenovus Energy, Inc.	20,904	631,092
Chevron Corp.	12,172	2,395,815
ConocoPhillips	32,682	3,937,527
Diamondback Energy, Inc.	683	138,615
EOG Resources, Inc.	5,478	814,524
EQT Corp.	1,937	103,223
Equinor ASA	22,237	914,007
Expro, Ltd.†	8,694	138,669
ExxonMobil Holdings Corp.	26,703	4,150,714
HF Sinclair Corp.	1,921	175,714
Magnolia Oil & Gas Corp., Class A	4,242	109,062
Marathon Petroleum Corp.	510	161,400
Ovintiv, Inc.	5,028	314,049
Permian Resources Corp., Class A	12,763	271,980
Phillips 66	522	110,497
Range Resources Corp.	36,815	1,477,754
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Shell PLC ADR	25,643	$2,358,643
TotalEnergies SE	25,770	2,288,920
Valero Energy Corp.	615	192,433
Viper Energy, Inc., Class A	4,920	219,481
Weatherford International PLC	2,136	187,519
		22,576,986
Oil & Gas Services — 0.6%
Baker Hughes Co.	1,841	111,362
Flowco Holdings, Inc., Class A	1,370	28,017
Kodiak Gas Services, Inc.	1,100	64,581
NOV, Inc.	14,780	287,175
SLB, Ltd.	50,718	2,515,106
TechnipFMC PLC	18,874	1,352,511
Tidewater, Inc.†	1,254	94,125
		4,452,877
Packaging & Containers — 0.3%
Ball Corp.	15,177	984,987
Crown Holdings, Inc.	1,082	127,514
Greif, Inc., Class B	548	59,447
Packaging Corp. of America	3,041	747,599
Silgan Holdings, Inc.	1,444	57,731
Sonoco Products Co.	1,449	81,666
Stora Enso Oyj, Class R	48,163	552,428
		2,611,372
Pharmaceuticals — 4.2%
AbbVie, Inc.	9,858	2,473,767
Alkermes PLC†	2,155	105,573
AstraZeneca PLC (NYSE)	24,605	4,173,992
Atrium Therapeutics, Inc.†	212	2,406
Becton Dickinson & Co.	268	44,386
Bristol-Myers Squibb Co.	18,882	1,233,183
Cardinal Health, Inc.	358	82,351
Cencora, Inc.	4,957	1,543,312
Chugai Pharmaceutical Co., Ltd.	20,200	876,862
Chugai Pharmaceutical Co., Ltd. ADR	2,567	55,473
CVS Health Corp.	14,502	1,514,444
Dexcom, Inc.†	559	46,649
Elanco Animal Health, Inc.†	2,175	57,355
Eli Lilly & Co.	6,199	7,121,659
Enliven Therapeutics, Inc.†	769	42,149
Galderma Group AG	1,717	373,621
Johnson & Johnson	17,009	4,360,257
Madrigal Pharmaceuticals, Inc.†	170	79,444
McKesson Corp.	1,456	1,246,613
Merck & Co., Inc.	4,141	539,158
Mirum Pharmaceuticals, Inc.†	969	102,666
Neurocrine Biosciences, Inc.†	795	132,606
Novartis AG	9,368	1,462,420
Novo Nordisk A/S, Class B	27,084	1,276,130
Ocular Therapeutix, Inc.†	3,673	30,008
ORIC Pharmaceuticals, Inc.†	8,510	94,206
Pfizer, Inc.	4,215	105,417
Protagonist Therapeutics, Inc.†	616	84,170
Rhythm Pharmaceuticals, Inc.†	1,040	103,220
Roche Holding AG	3,600	1,574,035
Sanofi SA	8,884	764,283
SpyGlass Pharma, Inc.†	1,244	28,027
Takeda Pharmaceutical Co., Ltd.	27,200	934,454
UCB SA	2,455	632,154
Vaxcyte, Inc.†	1,249	67,546

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Viatris, Inc.	7,863	$138,074
Zoetis, Inc.	269	20,791
		33,522,861
Pipelines — 0.2%
Cheniere Energy, Inc.	2,011	530,039
Kinder Morgan, Inc.	635	20,434
Targa Resources Corp.	688	186,015
Williams Cos., Inc.	12,668	906,269
		1,642,757
Private Equity — 0.4%
3i Group PLC	21,193	820,104
Blackstone, Inc.	319	40,752
Bridgepoint Group PLC*	110,685	478,910
Brookfield Corp.	17,097	726,639
CVC Capital Partners PLC*	19,373	324,004
KKR & Co., Inc.	4,700	476,721
		2,867,130
Real Estate — 0.1%
CBRE Group, Inc., Class A†	636	93,371
Cushman & Wakefield, Ltd.†	4,347	58,337
Jones Lang LaSalle, Inc.†	804	285,444
Mitsui Fudosan Co., Ltd.	63,700	619,132
		1,056,284
REITS — 1.5%
Acadia Realty Trust	7,191	161,582
American Healthcare REIT, Inc.	1,358	75,505
American Homes 4 Rent, Class A	3,105	103,769
American Tower Corp.	2,913	504,998
Annaly Capital Management, Inc.	11,361	258,122
Apple Hospitality REIT, Inc.	10,282	169,756
AvalonBay Communities, Inc.	389	72,202
Brixmor Property Group, Inc.	2,505	78,933
BXP, Inc.	687	48,172
CubeSmart	4,788	198,510
Curbline Properties Corp.	2,865	87,784
Douglas Emmett, Inc.	5,957	70,412
EastGroup Properties, Inc.	628	131,258
Equinix, Inc.	233	237,492
Equity LifeStyle Properties, Inc.	13,410	872,589
Equity Residential	14,373	955,086
Essex Property Trust, Inc.	2,292	651,249
Federal Realty Investment Trust	513	63,658
Gaming & Leisure Properties, Inc.	805	36,056
Healthcare Realty Trust, Inc.	8,509	178,774
Kilroy Realty Corp.	839	32,570
Lamar Advertising Co., Class A	1,234	197,391
Lineage, Inc.	842	35,676
LTC Properties, Inc.	1,894	76,215
NNN REIT, Inc.	2,184	103,784
Omega Healthcare Investors, Inc.	2,546	128,904
Pebblebrook Hotel Trust	5,032	96,111
Prologis, Inc.	1,182	170,929
Public Storage	4,303	1,394,903
Rayonier, Inc.	3,290	71,656
Rexford Industrial Realty, Inc.	4,934	186,357
Rithm Capital Corp.	12,797	126,434
Scentre Group	305,907	842,598
Segro PLC	31,440	409,932
Simon Property Group, Inc.	410	94,042
Security Description	Shares or Principal Amount	Value

REITS (continued)
SL Green Realty Corp.	1,636	$86,593
Smartstop Self Storage REIT, Inc.	1,284	43,065
Starwood Property Trust, Inc.	3,203	51,184
Sun Communities, Inc.	1,629	201,149
Terreno Realty Corp.	1,545	110,699
VICI Properties, Inc.	17,236	454,169
Vornado Realty Trust	2,914	114,782
Welltower, Inc.	7,839	1,837,775
WP Carey, Inc.	2,345	172,592
		11,995,417
Retail — 3.2%
Advance Auto Parts, Inc.	3,050	169,397
AutoZone, Inc.†	513	1,547,336
Bath & Body Works, Inc.	3,003	60,420
BJ's Wholesale Club Holdings, Inc.†	1,410	137,870
Boot Barn Holdings, Inc.†	592	88,202
Brinker International, Inc.†	567	121,168
Burlington Stores, Inc.†	700	257,936
Caleres, Inc.	6,147	78,927
Carvana Co.†	63,102	3,935,041
Cava Group, Inc.†	1,598	104,237
Chipotle Mexican Grill, Inc.†	4,395	163,582
Citi Trends, Inc.†	827	55,136
Costco Wholesale Corp.	1,298	1,235,553
Dick's Sporting Goods, Inc.	222	43,492
Dollar General Corp.	85	10,799
Dollar Tree, Inc.†	166	21,117
Dutch Bros, Inc., Class A†	2,214	145,748
Ferguson Enterprises, Inc.	1,587	371,882
FirstCash Holdings, Inc.	437	89,152
Five Below, Inc.†	698	151,557
Floor & Decor Holdings, Inc., Class A†	2,435	140,183
Freshpet, Inc.†	1,183	70,436
GameStop Corp., Class A†	1,067	23,175
Home Depot, Inc.	9,001	2,987,972
Isetan Mitsukoshi Holdings, Ltd.	18,300	411,127
Jack in the Box, Inc.†	4,002	65,513
Kohl's Corp.	4,293	82,168
Lowe's Cos., Inc.	3,017	626,963
McDonald's Corp.	11,081	2,998,962
Moncler SpA	9,239	524,122
Movado Group, Inc.	1,468	56,048
MSC Industrial Direct Co., Inc., Class A	947	116,860
Next PLC	3,470	697,841
Ollie's Bargain Outlet Holdings, Inc.†	944	69,356
O'Reilly Automotive, Inc.†	1,885	168,425
QXO, Inc.†	2,859	38,025
RH†	513	84,912
Ross Stores, Inc.	9,842	2,471,031
Starbucks Corp.	952	100,198
Target Corp.	221	31,932
TJX Cos., Inc.	5,352	842,084
Tractor Supply Co.	19,649	604,600
Tsuruha Holdings, Inc.	26,300	400,257
Ulta Beauty, Inc.†	157	80,514
Victoria's Secret & Co.†	1,679	148,894
Walmart, Inc.	21,026	2,338,091
Warby Parker, Inc., Class A†	2,411	64,349
Yum! Brands, Inc.	4,451	682,249
		25,714,839

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Savings & Loans — 0.0%
Capitol Federal Financial, Inc.	8,571	$75,768
TFS Financial Corp.	4,808	88,515
WSFS Financial Corp.	843	67,609
		231,892
Semiconductors — 11.0%
Advanced Micro Devices, Inc.†	10,543	5,020,049
Aehr Test Systems†	566	45,269
Ambarella, Inc.†	705	60,630
Analog Devices, Inc.	8,388	3,081,835
Applied Materials, Inc.	7,856	3,988,256
ASML Holding NV (NASDAQ)	996	1,622,484
ASML Holding NV (XAMS)	2,549	4,168,214
Astera Labs, Inc.†	1,129	351,379
BE Semiconductor Industries NV	2,047	475,106
Broadcom, Inc.	39,659	15,438,455
Cerebras Systems, Inc., Class A†	824	163,737
Credo Technology Group Holding, Ltd.†	1,833	379,413
Entegris, Inc.	2,679	318,935
Impinj, Inc.†	917	138,797
Infineon Technologies AG	14,152	1,008,833
Intel Corp.†	23,488	2,118,618
Kioxia Holdings Corp.†	500	139,250
KLA Corp.	10,992	2,009,557
Lam Research Corp.	9,394	2,752,630
Lattice Semiconductor Corp.†	2,368	294,271
MACOM Technology Solutions Holdings, Inc.†	949	238,617
Marvell Technology, Inc.	4,680	877,781
Micron Technology, Inc.	3,314	2,727,521
MKS, Inc.	888	264,136
Monolithic Power Systems, Inc.	725	1,033,872
NVIDIA Corp.	140,108	28,126,681
Onto Innovation, Inc.†	427	110,414
QUALCOMM, Inc.	8,486	1,252,618
Rambus, Inc.†	1,966	178,965
Samsung Electronics Co., Ltd.	5,427	977,390
Semtech Corp.†	390	45,950
SiTime Corp.†	171	91,519
SK hynix, Inc.†	6,622	951,780
Synaptics, Inc.†	829	88,968
Taiwan Semiconductor Manufacturing Co., Ltd.	32,000	2,393,018
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	5,426	2,193,460
Teradyne, Inc.	313	115,087
Texas Instruments, Inc.	8,748	2,412,174
Tokyo Electron, Ltd.	3,900	1,316,587
		88,972,256
Software — 4.5%
Appfolio, Inc., Class A†	670	120,727
Appian Corp., Class A†	2,234	60,229
Asure Software, Inc.†	4,753	38,167
Atlassian Corp., Class A†	1,006	101,621
Autodesk, Inc.†	302	70,728
Bandwidth, Inc., Class A†	739	28,924
BILL Holdings, Inc.†	2,414	108,944
Braze, Inc., Class A†	4,301	107,181
Broadridge Financial Solutions, Inc.	2,411	371,173
Cadence Design Systems, Inc.†	191	64,944
CCC Intelligent Solutions Holdings, Inc.†	13,232	80,583
Cloudflare, Inc., Class A†	2,216	618,220
Commvault Systems, Inc.†	348	40,994
CoreWeave, Inc., Class A†	1,255	90,071
Security Description	Shares or Principal Amount	Value

Software (continued)
Datadog, Inc., Class A†	2,035	$545,319
Descartes Systems Group, Inc.†	1,156	86,885
DigitalOcean Holdings, Inc.†	1,081	127,018
DocuSign, Inc.†	2,632	144,313
Donnelley Financial Solutions, Inc.†	931	44,036
Duolingo, Inc.†	840	113,240
Elastic NV†	1,025	67,435
Fair Isaac Corp.†	25	28,074
Fiserv, Inc.†	629	33,928
Gitlab, Inc., Class A†	2,917	100,666
Guidewire Software, Inc.†	255	38,745
HubSpot, Inc.†	786	186,565
Ibotta, Inc., Class A†	2,571	61,704
Intuit, Inc.	323	102,091
IonQ, Inc.†	3,317	120,872
Manhattan Associates, Inc.†	364	69,655
Microsoft Corp.	49,328	22,923,708
MongoDB, Inc.†	955	322,293
MSCI, Inc.	133	76,108
Navan, Inc., Class A†	6,999	186,313
Nutanix, Inc., Class A†	3,223	190,189
Oracle Corp.	9,311	1,209,220
Palantir Technologies, Inc., Class A†	5,587	687,536
Pegasystems, Inc.	1,790	54,685
Procore Technologies, Inc.†	2,926	160,257
PTC, Inc.†	205	28,126
RingCentral, Inc., Class A	1,406	78,202
ROBLOX Corp., Class A†	5,939	211,428
Roper Technologies, Inc.	1,781	698,099
Salesforce, Inc.	7,621	1,402,416
Samsara, Inc., Class A†	8,115	302,446
SAP SE	3,997	725,678
ServiceNow, Inc.†	8,387	932,886
ServiceTitan, Inc., Class A†	1,033	85,801
Snowflake, Inc.†	2,825	828,516
SS&C Technologies Holdings, Inc.	3,006	231,612
Strategy, Inc.†	2,526	235,625
Synopsys, Inc.†	684	265,912
Twilio, Inc., Class A†	930	183,536
Veeva Systems, Inc., Class A†	259	52,779
Whitefiber, Inc.†	1,092	25,880
Workday, Inc., Class A†	254	40,726
Workiva, Inc.†	1,472	88,026
Zoom Communications, Inc.†	1,308	125,660
		36,126,715
Telecommunications — 1.8%
A10 Networks, Inc.	5,056	149,506
Arista Networks, Inc.†	2,456	442,940
AST SpaceMobile, Inc.†	1,695	99,971
BT Group PLC	325,306	882,649
Ciena Corp.†	41	15,459
Cisco Systems, Inc.	37,783	4,382,450
Corning, Inc.	1,912	264,334
InterDigital, Inc.	1,601	488,025
Iridium Communications, Inc.	1,748	82,750
KDDI Corp.	54,800	1,010,445
KT Corp.	12,055	439,067
Liberty Capital Corp., Class C†	1,097	25,417
Motorola Solutions, Inc.	267	116,345
SoftBank Group Corp.	28,200	876,850
Telefonaktiebolaget LM Ericsson, Class B	57,739	575,876
Telephone & Data Systems, Inc.	1,207	40,531

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Telecommunications (continued)
Telstra Group, Ltd.	140,052	$494,584
T-Mobile US, Inc.	19,791	3,418,104
Ubiquiti, Inc.	48	26,713
United States Cellular Corp.	379	13,204
Viasat, Inc.†	2,158	166,015
Viavi Solutions, Inc.†	3,763	139,043
Zhongji Innolight Co., Ltd.†	2,100	275,273
		14,425,551
Textiles — 0.0%
UniFirst Corp.	403	118,071
Toys/Games/Hobbies — 0.1%
Mattel, Inc.†	4,557	68,765
Nintendo Co., Ltd.	13,600	650,471
		719,236
Transportation — 0.8%
C.H. Robinson Worldwide, Inc.	170	25,114
Canadian National Railway Co.	1,145	145,655
CryoPort, Inc.†	4,852	73,217
CSX Corp.	53,069	2,674,678
Fedex Freight Holding Co., Inc.†	47	6,605
GXO Logistics, Inc.†	770	38,623
Hub Group, Inc., Class A	1,239	57,651
Kirby Corp.†	674	88,388
Knight-Swift Transportation Holdings, Inc.	676	47,002
Landstar System, Inc.	636	111,154
Norfolk Southern Corp.	1,714	575,013
Old Dominion Freight Line, Inc.	5,695	1,208,137
RXO, Inc.†	4,795	97,099
Saia, Inc.†	945	328,510
Union Pacific Corp.	4,068	1,188,385
XPO, Inc.†	688	138,267
		6,803,498
Water — 0.0%
American Water Works Co., Inc.	303	40,653
Essential Utilities, Inc.	4,401	175,380
		216,033
Total Common Stocks (cost $486,890,592)		647,743,873
CONVERTIBLE PREFERRED STOCKS — 0.0%
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	1,028	21,999
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	2	2,896
Software — 0.0%
Databricks, Inc. Series G †(1)(2)	300	75,900
Databricks, Inc. Series H†(1)(2)	858	217,074
		292,974
Total Convertible Preferred Stocks (cost $115,442)		317,869
Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 6.5%
Aerospace/Defense — 0.1%
Boeing Co.
5.71%, 05/01/2040	$300,000	$296,422
5.93%, 05/01/2060	200,000	186,728
General Dynamics Corp.
2.25%, 06/01/2031	250,000	222,934
Howmet Aerospace, Inc.
6.75%, 01/15/2028	25,000	25,749
L3Harris Technologies, Inc.
5.05%, 06/01/2029	110,000	110,756
Lockheed Martin Corp.
4.70%, 05/15/2046	25,000	21,366
Northrop Grumman Corp.
3.85%, 04/15/2045	50,000	38,029
RTX Corp.
3.13%, 07/01/2050	50,000	31,694
		933,678
Agriculture — 0.0%
Altria Group, Inc.
5.80%, 02/14/2039	60,000	59,228
BAT Capital Corp.
4.39%, 08/15/2037	240,000	214,510
		273,738
Airlines — 0.0%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	97,792	91,842
United Airlines Pass-Through Trust
4.15%, 02/25/2033	70,303	67,777
		159,619
Auto Manufacturers — 0.3%
American Honda Finance Corp.
4.90%, 03/12/2027	245,000	245,706
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	165,000	164,099
4.15%, 01/12/2029*	150,000	147,715
Ford Motor Co.
5.29%, 12/08/2046	200,000	159,878
General Motors Co.
6.60%, 04/01/2036	30,000	31,614
General Motors Financial Co., Inc.
2.40%, 04/10/2028	300,000	288,542
4.90%, 10/06/2029	15,000	14,986
Hyundai Capital America
2.00%, 06/15/2028*	260,000	246,767
4.75%, 06/18/2029*	60,000	59,589
5.40%, 06/23/2032*	25,000	25,092
PACCAR Financial Corp.
3.90%, 02/05/2029	205,000	201,924
Toyota Motor Credit Corp.
4.05%, 09/05/2028	225,000	222,836
Volkswagen Group of America Finance LLC
4.95%, 08/15/2029*	200,000	199,182
		2,007,930
Auto Parts & Equipment — 0.1%
BorgWarner, Inc.
4.95%, 08/15/2029	25,000	25,074
Denso Corp.
4.86%, 06/29/2031*	250,000	248,536

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Auto Parts & Equipment (continued)
Magna International, Inc.
5.50%, 03/21/2033	$180,000	$181,751
		455,361
Banks — 1.2%
Banco Santander SA
3.49%, 05/28/2030	200,000	189,096
Bank of America Corp.
2.30%, 07/21/2032	220,000	192,524
2.59%, 04/29/2031	150,000	137,613
2.65%, 03/11/2032	200,000	179,587
2.68%, 06/19/2041	100,000	70,426
2.83%, 10/24/2051	55,000	32,669
3.19%, 07/23/2030	35,000	33,351
4.33%, 03/15/2050	380,000	299,269
Bank of Montreal
4.44%, 01/14/2032	155,000	150,836
5.30%, 06/02/2037	125,000	122,241
Bank of New York Mellon Corp.
4.60%, 07/26/2030	35,000	34,843
Barclays PLC
2.28%, 11/24/2027	200,000	198,633
4.91%, 06/26/2030	200,000	198,936
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	200,000	200,300
Citigroup, Inc.
3.89%, 01/10/2028	100,000	99,707
Danske Bank A/S
5.71%, 03/01/2030*	200,000	203,467
Fifth Third Bancorp
4.90%, 09/06/2030	30,000	29,912
6.34%, 07/27/2029	40,000	41,118
Fifth Third Bancorp.
4.57%, 04/29/2032	135,000	131,184
Goldman Sachs Group, Inc.
2.60%, 02/07/2030	150,000	138,528
3.80%, 03/15/2030	125,000	120,208
4.41%, 04/23/2039	275,000	241,319
5.22%, 04/23/2031	80,000	80,131
HSBC Holdings PLC
5.72%, 03/04/2035	200,000	201,614
7.40%, 11/13/2034	200,000	218,386
ING Groep NV
6.11%, 09/11/2034	200,000	207,859
Intesa Sanpaolo SpA
5.00%, 06/29/2030*	200,000	199,107
JPMorgan Chase & Co.
2.52%, 04/22/2031	150,000	137,483
3.78%, 02/01/2028	100,000	99,598
3.90%, 01/23/2049	100,000	74,230
4.90%, 01/22/2037	295,000	281,457
5.00%, 07/22/2030	70,000	70,124
5.58%, 07/23/2036	120,000	118,875
Morgan Stanley
3.62%, 04/01/2031	150,000	142,792
5.04%, 07/19/2030	35,000	35,079
5.66%, 04/18/2030	255,000	259,287
Morgan Stanley Private Bank NA
4.73%, 07/18/2031	260,000	256,642
National Bank of Canada
4.17%, 01/20/2029	250,000	248,037
Security Description	Shares or Principal Amount	Value

Banks (continued)
Northern Trust Corp.
4.15%, 11/19/2030	$135,000	$131,664
PNC Financial Services Group, Inc.
4.83%, 07/19/2030	70,000	69,868
5.37%, 07/21/2036	45,000	44,476
Royal Bank of Canada
2.30%, 11/03/2031	385,000	338,844
4.97%, 08/02/2030	35,000	35,079
Santander Holdings USA, Inc.
2.49%, 01/06/2028	135,000	133,721
6.34%, 05/31/2035	130,000	134,742
6.50%, 03/09/2029	70,000	71,630
6.57%, 06/12/2029	30,000	30,832
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	250,000	251,283
Societe Generale SA
6.07%, 01/19/2035*	200,000	202,816
Standard Chartered PLC
2.61%, 01/12/2028*	200,000	198,217
5.24%, 01/13/2037*	200,000	192,055
State Street Corp.
5.16%, 05/18/2034	160,000	159,152
Toronto-Dominion Bank
4.99%, 04/05/2029	130,000	130,824
Truist Financial Corp.
1.95%, 06/05/2030	95,000	85,197
4.96%, 07/23/2030	85,000	84,872
UBS Group AG
3.18%, 02/11/2043*	200,000	144,347
4.19%, 04/01/2031*	250,000	242,354
US Bancorp
5.10%, 07/23/2030	35,000	35,249
US Bancorp.
4.86%, 07/27/2030	300,000	299,418
Wells Fargo & Co.
2.39%, 06/02/2028	175,000	171,847
3.07%, 04/30/2041	520,000	383,804
3.58%, 05/22/2028	85,000	84,306
5.61%, 04/23/2036	70,000	70,430
5.71%, 04/22/2028	165,000	166,260
Westpac New Zealand, Ltd.
5.20%, 02/28/2029*	200,000	202,015
		9,771,770
Beverages — 0.1%
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 06/01/2030	150,000	143,512
Coca-Cola Europacific Partners PLC
1.50%, 01/15/2027*	200,000	197,392
JDE Peet's NV
1.38%, 01/15/2027*	260,000	256,069
Keurig Dr Pepper, Inc.
4.60%, 05/15/2030	30,000	29,475
		626,448
Biotechnology — 0.0%
Amgen, Inc.
2.60%, 08/19/2026	225,000	224,840
5.15%, 03/02/2028	145,000	146,116
		370,956
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	320,000	319,620

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Building Materials (continued)
Martin Marietta Materials, Inc.
2.40%, 07/15/2031	$340,000	$299,175
4.25%, 12/15/2047	50,000	38,427
Owens Corning
5.70%, 06/15/2034	90,000	91,231
		748,453
Chemicals — 0.0%
Nutrien, Ltd.
4.85%, 05/29/2031	80,000	79,370
Sherwin-Williams Co.
4.80%, 09/01/2031	255,000	252,484
		331,854
Commercial Services — 0.1%
Element Fleet Management Corp.
4.64%, 11/24/2030*	295,000	288,970
Experian Finance PLC
2.75%, 03/08/2030*	200,000	185,133
Georgetown University
4.32%, 04/01/2049	50,000	39,861
Global Payments, Inc.
3.20%, 08/15/2029	35,000	33,026
Leland Stanford Junior University
1.29%, 06/01/2027	70,000	68,286
RELX Capital, Inc.
3.00%, 05/22/2030	50,000	46,643
4.75%, 03/27/2030	25,000	24,855
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	100,000	89,387
United Rentals North America, Inc.
6.00%, 12/15/2029*	25,000	25,266
University of Southern California
2.95%, 10/01/2051	400,000	246,483
		1,047,910
Computers — 0.1%
Accenture Capital, Inc.
4.05%, 10/04/2029	30,000	29,394
Apple, Inc.
1.70%, 08/05/2031	215,000	186,638
3.75%, 09/12/2047	50,000	36,798
Booz Allen Hamilton, Inc.
5.90%, 01/30/2034	55,000	54,394
5.95%, 04/15/2035	35,000	34,387
Dell International LLC/EMC Corp.
4.75%, 07/15/2031	120,000	117,991
Gartner, Inc.
5.60%, 11/20/2035	35,000	32,925
Leidos, Inc.
2.30%, 02/15/2031	35,000	30,920
		523,447
Cosmetics/Personal Care — 0.0%
Kenvue, Inc.
		27,479
Diversified Financial Services — 0.2%
AerCap Ireland Capital DAC /AerCap Global Aviation Trust
2.45%, 10/29/2026	150,000	149,330
Ally Financial, Inc.
2.20%, 11/02/2028	245,000	231,267
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
Avolon Holdings Funding, Ltd.
6.38%, 05/04/2028*	$105,000	$107,418
Capital One Financial Corp.
2.36%, 07/29/2032	190,000	163,342
6.05%, 02/01/2035	65,000	66,423
Charles Schwab Corp
4.91%, 11/14/2036	205,000	195,857
Charles Schwab Corp.
4.74%, 05/21/2030	70,000	69,837
Enact Holdings, Inc.
6.25%, 05/28/2029	35,000	35,902
Equitable America Global Funding
4.95%, 06/25/2029*	300,000	298,584
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	135,000	136,534
		1,454,494
Electric — 0.6%
AEP Texas, Inc.
3.45%, 01/15/2050	90,000	58,702
AES Corp.
5.20%, 07/15/2029	15,000	15,009
5.75%, 07/15/2033	20,000	19,810
Alabama Power Co.
3.13%, 07/15/2051	250,000	156,330
Ameren Corp.
5.00%, 05/15/2036	160,000	153,308
5.70%, 12/01/2026	245,000	245,788
American Electric Power Co., Inc.
5.20%, 01/15/2029	115,000	116,195
Appalachian Power Co.
4.40%, 05/15/2044	50,000	40,233
Berkshire Hathaway Energy Co.
3.80%, 07/15/2048	25,000	17,891
Chpe LLC
5.10%, 06/30/2033*	60,000	58,976
Commonwealth Edison Co.
4.35%, 11/15/2045	25,000	20,080
Constellation Energy Generation LLC
4.40%, 01/15/2031	110,000	107,095
4.80%, 01/15/2032	305,000	299,036
Dominion Energy, Inc.
5.35%, 06/15/2036	110,000	107,004
DTE Energy Co.
4.95%, 07/01/2027	25,000	25,097
5.10%, 03/01/2029	225,000	226,699
Duke Energy Carolinas LLC
3.45%, 04/15/2051	300,000	199,929
Duke Energy Corp.
2.65%, 09/01/2026	50,000	49,940
5.70%, 09/15/2055	125,000	113,647
Enel Finance International NV
2.13%, 07/12/2028*	200,000	190,317
Engie SA
5.63%, 04/10/2034*	200,000	203,504
Eversource Energy
5.85%, 04/15/2031	35,000	35,993
FirstEnergy Corp.
2.65%, 03/01/2030	30,000	27,661
FirstEnergy Transmission LLC
5.00%, 01/15/2035	100,000	96,712
Florida Power & Light Co.
4.13%, 06/01/2048	25,000	19,168

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Metropolitan Edison Co.
4.30%, 01/15/2029*	$100,000	$98,867
NextEra Energy Capital Holdings, Inc.
4.40%, 03/01/2031	275,000	269,004
Niagara Mohawk Power Corp.
5.11%, 01/12/2036*	270,000	258,839
Oncor Electric Delivery Co. LLC
4.10%, 11/15/2048	50,000	37,857
Pacific Gas & Electric Co.
2.10%, 08/01/2027	55,000	53,632
5.00%, 06/04/2028	35,000	35,086
6.40%, 06/15/2033	10,000	10,458
Public Service Co. of Oklahoma
5.20%, 01/15/2035	35,000	34,117
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	285,000	281,468
San Diego Gas & Electric Co.
4.10%, 06/15/2049	55,000	41,031
Sempra
5.25%, 03/15/2036	55,000	53,071
Southern California Edison Co.
5.15%, 06/01/2029	90,000	90,447
5.88%, 12/01/2053	200,000	182,408
Southern Co.
4.40%, 07/01/2046	25,000	20,010
5.70%, 03/15/2034	125,000	127,338
Vistra Operations Co. LLC
5.70%, 12/30/2034*	270,000	266,423
		4,464,180
Electronics — 0.1%
Amphenol Corp.
5.05%, 04/05/2029	80,000	80,818
Honeywell International, Inc.
1.10%, 03/01/2027	250,000	245,659
Tyco Electronics Group SA
4.88%, 02/09/2036	110,000	105,353
		431,830
Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty, Ltd.
		194,487
Environmental Control — 0.1%
Republic Services, Inc.
2.38%, 03/15/2033	315,000	268,995
Waste Connections, Inc.
2.20%, 01/15/2032	145,000	126,028
3.20%, 06/01/2032	135,000	122,891
Waste Management, Inc.
4.88%, 02/15/2034	200,000	197,601
		715,515
Food — 0.1%
Kraft Heinz Foods Co.
5.00%, 06/04/2042	35,000	30,271
6.88%, 01/26/2039	300,000	320,812
Mars, Inc.
4.80%, 03/01/2030*	25,000	24,915
McCormick & Co., Inc.
4.15%, 02/15/2029	85,000	83,680
Security Description	Shares or Principal Amount	Value

Food (continued)
Tyson Foods, Inc.
5.10%, 09/28/2048	$25,000	$21,536
		481,214
Gas — 0.0%
Boston Gas Co.
5.84%, 01/10/2035*	25,000	25,333
NiSource, Inc.
1.70%, 02/15/2031	90,000	77,937
3.95%, 03/30/2048	115,000	84,017
5.35%, 04/01/2034	150,000	150,051
Southern California Gas Co.
4.13%, 06/01/2048	25,000	18,929
		356,267
Health Care-Products — 0.2%
Agilent Technologies, Inc.
4.90%, 01/15/2032*	305,000	302,506
Alcon Finance Corp.
2.60%, 05/27/2030*	200,000	183,942
Augusta SpinCo. Corp.
4.66%, 03/23/2031	200,000	196,739
Baxter International, Inc.
1.92%, 02/01/2027	98,000	96,600
3.95%, 04/01/2030	30,000	28,712
Medline Borrower LP/Medline Co.-Issuer, Inc.
6.25%, 04/01/2029*	17,000	17,288
Revvity, Inc.
1.90%, 09/15/2028	210,000	197,818
3.30%, 09/15/2029	30,000	28,562
Solventum Corp.
5.40%, 03/01/2029	59,000	59,736
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	150,000	106,039
		1,217,942
Health Care-Services — 0.2%
Banner Health
1.90%, 01/01/2031	50,000	44,068
Centene Corp.
2.45%, 07/15/2028	35,000	33,221
Centra Health, Inc.
4.70%, 01/01/2048	45,000	34,520
Cigna Group
3.88%, 10/15/2047	50,000	36,352
4.50%, 09/15/2030	40,000	39,415
4.80%, 07/15/2046	25,000	21,079
CommonSpirit Health
2.78%, 10/01/2030	55,000	50,350
3.91%, 10/01/2050	305,000	216,811
Elevance Health, Inc.
4.55%, 03/01/2048	115,000	91,974
HCA, Inc.
4.13%, 06/15/2029	65,000	63,756
4.38%, 03/15/2042	65,000	53,422
5.25%, 03/01/2030	35,000	35,264
5.45%, 09/15/2034	95,000	94,357
Health Care Service Corp.
5.45%, 06/15/2034*	90,000	89,065
Humana, Inc.
5.38%, 04/15/2031	70,000	70,298
5.95%, 03/15/2034	125,000	126,941
MedStar Health, Inc.
3.63%, 08/15/2049	130,000	90,442

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Health Care-Services (continued)
Stanford Health Care
3.80%, 11/15/2048	$10,000	$7,341
UnitedHealth Group, Inc.
2.00%, 05/15/2030	35,000	31,577
2.90%, 05/15/2050	150,000	91,027
4.63%, 11/15/2041	25,000	21,928
4.75%, 07/15/2045	75,000	64,025
5.20%, 04/15/2063	25,000	21,215
5.38%, 04/15/2054	180,000	161,225
5.50%, 07/15/2044	35,000	33,026
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	50,000	42,018
		1,664,717
Insurance — 0.4%
Aflac, Inc.
4.75%, 01/15/2049	55,000	46,425
American International Group, Inc.
5.45%, 05/07/2035	30,000	30,021
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	35,000	34,999
Chubb INA Holdings, Inc.
2.85%, 12/15/2051	300,000	180,863
CNA Financial Corp.
5.20%, 08/15/2035	30,000	28,913
CNO Global Funding
2.65%, 01/06/2029*	315,000	297,624
Fidelity National Financial, Inc.
4.50%, 08/15/2028	55,000	54,623
GA Global Funding Trust
5.50%, 07/17/2031*	295,000	292,931
Jackson National Life Global Funding
4.90%, 01/13/2027*	265,000	265,617
Marsh & McLennan Cos., Inc.
2.25%, 11/15/2030	35,000	31,432
MassMutual Global Funding II
5.10%, 04/09/2027*	250,000	251,444
Met Tower Global Funding
4.00%, 01/14/2029*	150,000	147,468
New York Life Global Funding
4.05%, 02/02/2029*	340,000	334,695
Northwestern Mutual Global Funding
4.74%, 06/30/2031*	200,000	197,835
Pacific Life Global Funding II
4.38%, 02/03/2031*	305,000	298,377
Principal Financial Group, Inc.
2.13%, 06/15/2030	125,000	112,355
3.70%, 05/15/2029	25,000	24,283
4.30%, 11/15/2046	25,000	19,759
RenaissanceRe Holdings, Ltd.
5.75%, 06/05/2033	25,000	25,191
RGA Global Funding
4.35%, 08/25/2028*	65,000	64,350
5.00%, 08/25/2032*	30,000	29,352
5.45%, 05/24/2029*	145,000	146,879
Sammons Financial Group Global Funding
4.80%, 12/12/2030*	225,000	220,223
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	25,000	19,238
Security Description	Shares or Principal Amount	Value

Insurance (continued)
Willis North America, Inc.
4.50%, 09/15/2028	$50,000	$49,734
5.15%, 03/15/2036	210,000	201,344
		3,405,975
Internet — 0.2%
Airbnb, Inc.
4.65%, 03/16/2031	60,000	59,152
Alphabet, Inc.
4.50%, 05/15/2035	35,000	33,329
4.80%, 02/15/2036	160,000	153,517
5.35%, 11/15/2045	15,000	13,706
Amazon.com, Inc.
4.65%, 11/20/2035	200,000	188,449
4.95%, 12/05/2044	65,000	57,617
5.65%, 03/13/2046	145,000	135,623
Meta Platforms, Inc.
5.50%, 11/15/2045	205,000	177,331
5.63%, 11/15/2055	55,000	46,000
Netflix, Inc.
5.25%, 08/15/2036	290,000	285,932
Uber Technologies, Inc.
4.30%, 01/15/2030	220,000	215,708
VeriSign, Inc.
5.10%, 07/15/2031	175,000	174,252
		1,540,616
Investment Companies — 0.0%
Ares Capital Corp.
3.20%, 11/15/2031	15,000	13,056
HA Sustainable Infrastructure Capital, Inc.
6.38%, 07/01/2034	25,000	25,085
		38,141
Iron/Steel — 0.0%
ArcelorMittal SA
		25,556
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.
		25,420
Lodging — 0.0%
Las Vegas Sands Corp.
3.90%, 08/08/2029	30,000	28,914
Marriott International, Inc.
4.65%, 12/01/2028	255,000	254,615
		283,529
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
5.00%, 05/14/2027	295,000	296,703
GE Vernova, Inc.
4.88%, 02/04/2036	175,000	168,151
		464,854
Machinery-Diversified — 0.1%
CNH Industrial Capital LLC
4.50%, 10/08/2027	30,000	29,974
John Deere Capital Corp.
4.40%, 09/08/2031	200,000	196,070
Regal Rexnord Corp.
6.05%, 04/15/2028	25,000	25,468

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Machinery-Diversified (continued)
Rockwell Automation, Inc.
1.75%, 08/15/2031	$300,000	$257,575
		509,087
Media — 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital
3.70%, 04/01/2051	170,000	100,495
3.75%, 02/15/2028	125,000	122,347
6.10%, 06/01/2029	60,000	60,893
Comcast Corp.
1.95%, 01/15/2031	70,000	61,119
2.65%, 02/01/2030	30,000	27,669
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	60,000	58,400
5.65%, 07/15/2033*	105,000	100,593
Time Warner Cable Enterprises LLC
8.38%, 07/15/2033	10,000	10,933
Time Warner Cable LLC
6.55%, 05/01/2037	35,000	33,296
Walt Disney Co.
2.75%, 09/01/2049	300,000	177,228
		752,973
Mining — 0.1%
Anglo American Capital PLC
2.63%, 09/10/2030*	200,000	182,210
4.63%, 03/19/2031*	200,000	195,597
BHP Billiton Finance USA, Ltd.
4.75%, 02/28/2028	30,000	30,106
Corp. Nacional del Cobre de Chile
3.15%, 01/14/2030*	200,000	186,315
Freeport-McMoRan, Inc.
4.13%, 03/01/2028	30,000	29,699
Southern Copper Corp.
5.35%, 06/24/2036	250,000	242,605
		866,532
Miscellaneous Manufacturing — 0.0%
3M Co.
3.25%, 08/26/2049	105,000	68,163
Parker-Hannifin Corp.
3.25%, 06/14/2029	30,000	28,816
		96,979
Oil & Gas — 0.1%
BP Capital Markets PLC
3.28%, 09/19/2027	50,000	49,401
3.28%, 09/19/2027	25,000	24,701
Canadian Natural Resources, Ltd.
2.95%, 07/15/2030	70,000	64,990
6.25%, 03/15/2038	25,000	25,955
Chevron USA, Inc.
4.30%, 10/15/2030	195,000	192,326
Devon Energy Corp.
4.38%, 03/15/2029*	90,000	88,913
Diamondback Energy, Inc.
3.50%, 12/01/2029	30,000	28,786
5.15%, 01/30/2030	45,000	45,339
EOG Resources, Inc.
4.40%, 01/15/2031	90,000	88,255
Occidental Petroleum Corp.
8.88%, 07/15/2030	30,000	33,439
Security Description	Shares or Principal Amount	Value

Oil & Gas (continued)
Ovintiv, Inc.
6.25%, 07/15/2033	$25,000	$26,075
Patterson-UTI Energy, Inc.
7.15%, 10/01/2033	25,000	26,539
Phillips 66
5.88%, 05/01/2042	30,000	29,561
TotalEnergies Capital SA
5.64%, 04/05/2064	35,000	32,263
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	270,000	261,837
Woodside Finance, Ltd.
3.70%, 03/15/2028*	25,000	24,565
4.50%, 03/04/2029*	55,000	54,412
5.40%, 05/19/2030	30,000	30,260
		1,127,617
Oil & Gas Services — 0.0%
Schlumberger Holdings Corp.
		24,692
Packaging & Containers — 0.0%
Amcor Flexibles North America, Inc.
		30,113
Pharmaceuticals — 0.2%
AbbVie, Inc.
4.25%, 11/21/2049	110,000	85,620
4.80%, 03/15/2029	230,000	230,716
Astrazeneca Finance LLC
1.75%, 05/28/2028	220,000	209,803
4.88%, 03/03/2028	200,000	201,300
Cencora, Inc.
4.60%, 02/13/2033	35,000	33,862
CVS Health Corp.
3.25%, 08/15/2029	35,000	33,422
4.13%, 04/01/2040	10,000	8,293
5.00%, 09/15/2032	30,000	29,735
5.05%, 03/25/2048	100,000	84,459
5.40%, 06/01/2029	70,000	71,112
5.88%, 06/01/2053	200,000	186,125
Eli Lilly & Co.
4.90%, 10/15/2035	330,000	322,966
Pfizer, Inc.
4.50%, 11/15/2032	210,000	204,457
Zoetis, Inc.
4.15%, 08/17/2028	255,000	252,883
		1,954,753
Pipelines — 0.3%
Boardwalk Pipelines LP
3.40%, 02/15/2031	55,000	50,966
Cameron LNG LLC
2.90%, 07/15/2031*	20,000	18,170
3.70%, 01/15/2039*	15,000	12,412
Cheniere Energy Partners LP
5.35%, 11/30/2036*	30,000	29,186
Enbridge Energy Partners LP
7.38%, 10/15/2045	45,000	50,046
Enbridge, Inc.
5.50%, 12/01/2046	113,000	104,356
5.63%, 04/05/2034	90,000	91,068
6.70%, 11/15/2053	35,000	36,673
Energy Transfer LP
5.35%, 01/15/2036	170,000	166,099

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
6.50%, 02/01/2042	$35,000	$35,859
Enterprise Products Operating LLC
4.60%, 01/11/2027	265,000	265,313
4.60%, 01/15/2031	135,000	133,527
Kinder Morgan Energy Partners LP
6.95%, 01/15/2038	50,000	54,626
MPLX LP
4.80%, 02/15/2031	145,000	143,143
5.65%, 03/01/2053	150,000	134,009
ONEOK, Inc.
4.40%, 10/15/2029	10,000	9,858
5.40%, 10/15/2035	135,000	132,180
6.05%, 09/01/2033	25,000	25,775
6.63%, 09/01/2053	460,000	460,943
Plains All American Pipeline LP
5.95%, 06/15/2035	30,000	30,360
Sabine Pass Liquefaction LLC
4.50%, 05/15/2030	25,000	24,581
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	40,000	39,878
Targa Resources Corp.
5.50%, 02/15/2035	70,000	69,283
6.50%, 03/30/2034	30,000	31,765
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	109,000	108,870
Transcontinental Gas Pipe Line Co. LLC
4.60%, 03/15/2048	20,000	16,178
Williams Cos., Inc.
4.90%, 03/15/2029	210,000	210,461
5.15%, 03/15/2034	25,000	24,528
		2,510,113
Real Estate — 0.0%
CBRE Services, Inc.
4.90%, 01/15/2033	50,000	48,640
5.50%, 04/01/2029	50,000	50,797
		99,437
REITS — 0.4%
American Tower Corp.
1.45%, 09/15/2026	315,000	314,000
4.70%, 12/15/2032	35,000	33,933
AvalonBay Communities, Inc.
4.35%, 12/01/2030	280,000	274,529
Brixmor Operating Partnership LP
4.05%, 07/01/2030	45,000	43,435
Crown Castle, Inc.
2.90%, 03/15/2027	70,000	69,349
4.90%, 09/01/2029	30,000	29,916
Crown Castle, Inc.
2.10%, 04/01/2031	165,000	143,670
Essex Portfolio LP
4.00%, 03/01/2029	90,000	88,176
4.50%, 03/15/2048	15,000	11,932
4.88%, 02/15/2036	265,000	251,739
Extra Space Storage LP
4.00%, 06/15/2029	40,000	39,021
4.95%, 01/15/2033	65,000	63,532
Global Net Lease, Inc./Global Net Lease Operating Partnership LP
3.75%, 12/15/2027*	25,000	24,422
Security Description	Shares or Principal Amount	Value

REITS (continued)
GLP Capital LP/GLP Financing II, Inc.
3.25%, 01/15/2032	$30,000	$26,534
Healthcare Realty Holdings LP
3.63%, 01/15/2028	55,000	54,030
Healthpeak OP LLC
2.13%, 12/01/2028	75,000	70,773
2.88%, 01/15/2031	125,000	114,059
5.38%, 02/15/2035	30,000	29,609
Invitation Homes Operating Partnership LP
4.88%, 02/01/2035	30,000	28,580
Kilroy Realty LP
5.88%, 10/15/2035	25,000	24,254
Prologis LP
2.13%, 04/15/2027	115,000	113,320
4.00%, 09/15/2028	70,000	69,152
Public Storage Operating Co.
1.95%, 11/09/2028	135,000	127,303
Realty Income Corp.
2.20%, 06/15/2028	25,000	23,927
3.10%, 12/15/2029	70,000	66,354
3.95%, 08/15/2027	25,000	24,894
Regency Centers LP
5.25%, 01/15/2034	245,000	243,231
Simon Property Group LP
2.65%, 02/01/2032	285,000	252,217
3.80%, 07/15/2050	100,000	71,558
VICI Properties LP/VICI Note Co., Inc.
4.13%, 08/15/2030*	30,000	28,513
Welltower OP LLC
5.13%, 07/01/2035	240,000	236,614
WP Carey, Inc.
3.85%, 07/15/2029	90,000	87,617
		3,080,193
Retail — 0.2%
AutoZone, Inc.
1.65%, 01/15/2031	105,000	90,905
Carvana Co.
9.00%, 06/01/2030*(3)	65,427	67,437
9.00%, 06/01/2031*(3)	89,917	98,902
Lowe's Cos., Inc.
5.00%, 04/15/2033	290,000	286,134
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	25,000	24,771
3.90%, 06/01/2029	95,000	92,811
5.00%, 08/19/2034	195,000	189,453
5.75%, 11/20/2026	45,000	45,138
Ross Stores, Inc.
1.88%, 04/15/2031	60,000	52,428
Tractor Supply Co.
5.25%, 05/15/2033	250,000	248,199
		1,196,178
Semiconductors — 0.1%
Broadcom, Inc.
4.60%, 07/15/2030	95,000	93,306
4.60%, 01/15/2033	355,000	338,438
Foundry JV Holdco LLC
6.15%, 01/25/2032*	200,000	206,520
Intel Corp.
4.00%, 08/05/2029	25,000	24,371
4.60%, 03/25/2040	150,000	129,744
4.80%, 10/01/2041	35,000	30,052

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Semiconductors (continued)
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	$10,000	$9,899
4.30%, 08/19/2028	40,000	39,614
Qorvo, Inc.
4.38%, 10/15/2029	25,000	24,090
Texas Instruments, Inc.
1.75%, 05/04/2030	35,000	31,355
		927,389
Software — 0.2%
Cadence Design Systems, Inc.
4.20%, 09/10/2027	25,000	24,894
4.30%, 09/10/2029	90,000	88,682
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	135,000	132,616
Fiserv, Inc.
3.50%, 07/01/2029	35,000	33,571
5.45%, 03/15/2034	245,000	238,799
Microsoft Corp.
4.20%, 11/03/2035	250,000	234,643
Oracle Corp.
3.60%, 04/01/2040	25,000	17,295
5.55%, 02/06/2053	65,000	48,827
6.15%, 11/09/2029	30,000	30,349
6.90%, 11/09/2052	25,000	22,551
Paychex, Inc.
5.35%, 04/15/2032	25,000	25,054
Roper Technologies, Inc.
3.80%, 12/15/2026	25,000	24,954
Salesforce, Inc.
2.70%, 07/15/2041	395,000	259,201
VMware LLC
1.40%, 08/15/2026	205,000	204,760
		1,386,196
Telecommunications — 0.3%
AT&T, Inc.
2.25%, 02/01/2032	280,000	240,453
3.50%, 06/01/2041	130,000	95,695
3.80%, 12/01/2057	64,000	39,590
Bell Telephone Co. of Canada or Bell Canada
5.10%, 05/11/2033	250,000	245,319
Motorola Solutions, Inc.
5.00%, 04/15/2029	70,000	70,365
5.60%, 06/01/2032	30,000	30,511
NTT Finance Corp.
4.88%, 07/16/2030*	200,000	197,874
Orange SA
4.75%, 01/13/2033*	200,000	193,218
Rogers Communications, Inc.
5.30%, 02/15/2034	255,000	247,548
Telefonica Emisiones SA
5.21%, 03/08/2047	150,000	126,427
Telefonica Europe BV
8.25%, 09/15/2030	25,000	27,742
T-Mobile USA, Inc.
5.00%, 02/15/2036	240,000	227,432
6.70%, 12/15/2033	30,000	32,181
Verizon Communications, Inc.
1.68%, 10/30/2030	113,000	98,883
2.65%, 11/20/2040	490,000	333,569
Security Description	Shares or Principal Amount	Value

Telecommunications (continued)
2.99%, 10/30/2056	$35,000	$19,126
3.15%, 03/22/2030	150,000	141,273
		2,367,206
Toys/Games/Hobbies — 0.0%
Mattel, Inc.
		27,031
Transportation — 0.1%
Burlington Northern Santa Fe LLC
3.90%, 08/01/2046	300,000	227,036
4.15%, 04/01/2045	25,000	19,938
4.15%, 12/15/2048	25,000	19,302
Canadian National Railway Co.
5.85%, 11/01/2033	180,000	189,442
Canadian Pacific Railway Co.
1.75%, 12/02/2026	100,000	99,152
2.88%, 11/15/2029	70,000	66,047
3.50%, 05/01/2050	110,000	74,722
CSX Corp.
4.30%, 03/01/2048	25,000	19,863
FedEx Corp.
3.10%, 08/05/2029	35,000	33,285
		748,787
Trucking & Leasing — 0.0%
GATX Corp.
6.05%, 03/15/2034	75,000	77,443
6.90%, 05/01/2034	220,000	237,790
		315,233
Total Corporate Bonds & Notes (cost $55,741,667)		52,063,889
ASSET BACKED SECURITIES — 1.0%
Auto Loan Receivables — 0.3%
Ally Bank
Series 2026-A, Class A2 4.58%, 03/15/2034*	223,198	222,645
Series 2026-A, Class B 4.71%, 03/15/2034*	223,198	222,478
ARI Fleet Lease Trust
Series 2026-A, Class A2 3.96%, 11/15/2034*	100,000	99,462
Series 2026-A, Class A3 4.09%, 11/15/2034*	100,000	98,512
Bayview Opportunity Master Fund VII LLC FRS
Series 2024-CAR1, Class A 4.72%, (SOFR30A+1.10%), 12/26/2031*	62,500	62,689
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3 4.04%, 12/17/2029	55,000	54,775
CarMax Auto Owner Trust
Series 2023-3, Class B 5.47%, 02/15/2029	40,000	40,403
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	145,000	142,486
Series 2026-P1, Class A4 4.35%, 07/12/2032	285,000	281,358
Series 2026-P1, Class B 4.76%, 07/12/2032	65,000	64,332
Series 2026-P2, Class A3 4.77%, 04/10/2031	75,000	75,128

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2026-P2, Class A4 4.91%, 08/10/2032	$185,000	$185,633
Series 2026-P2, Class B 5.19%, 08/10/2032	20,000	20,083
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	16,581	16,602
Series 2024-4, Class A4 4.70%, 06/20/2031*	60,000	59,948
Exeter Automobile Receivables Trust
Series 2026-3A, Class A3 4.47%, 07/15/2030	110,000	109,897
Ford Credit Floorplan Master Owner Trust
Series 2026-2, Class A 4.60%, 05/15/2033	205,000	203,474
Series 2026-2, Class B 4.85%, 05/15/2033	20,000	19,816
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	138,049	137,936
Hyundai Auto Receivables Trust
Series 2026-A, Class B 4.10%, 12/15/2032	40,000	39,077
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B 4.81%, 07/17/2034*	250,000	249,054
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3 3.93%, 07/15/2030	60,000	59,566
Series 2026-1, Class B 4.07%, 04/15/2032	90,000	88,923
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4 4.41%, 04/22/2030*	40,000	39,674
Series 2026-AA, Class B 4.61%, 04/22/2030*	20,000	19,845
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A2A 4.30%, 04/18/2039*	100,000	99,743
		2,713,539
Home Equity — 0.0%
FIGRE Trust FRS
		150,000
Other Asset Backed Securities — 0.7%
ACHM Trust VRS
Series 2026-HE1, Class A 5.82%, 08/25/2056*(4)	160,000	160,499
Affirm Master Trust
Series 2026-2A, Class A 4.67%, 04/16/2035*	140,000	138,878
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.83%, (TSFR3M+1.10%), 10/20/2034*	310,000	309,999
Battalion CLO XXV, Ltd. FRS
Series 2024-25A, Class BR 5.48%, (TSFR3M+1.75%), 03/13/2037*	370,000	370,897
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	215,000	206,706
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Dell Equipment Finance Trust
Series 2026-1A, Class A3 4.32%, 12/22/2031*	$100,000	$99,583
Driven Brands Funding LLC
Series 2021-1A, Class A2 2.79%, 10/20/2051*	111,491	104,133
Series 2020-2A, Class A2 3.24%, 01/20/2051*	87,568	84,418
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	40,494	41,459
Series 2023-A, Class B 6.53%, 02/25/2038*	40,494	41,433
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR2 4.93%, (TSFR3M+1.20%), 01/20/2039*	250,000	250,141
FIGRE Trust FRS
Series 2026-HF3, Class A1A 5.02%, (SOFR30A+1.40%), 03/25/2056*	137,348	137,686
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.13%, (TSFR3M+1.35%), 07/24/2036*	340,000	340,177
Goto Foods Funding LLC
Series 2026-1A, Class A2 6.85%, 04/30/2056*	250,000	249,343
GreatAmerica Leasing Receivables Funding LLC
Series 2026-1, Class B 5.14%, 05/16/2033*	25,000	25,095
Midocean Credit CLO XV, Ltd. FRS
Series 2024-15A, Class A1R 4.98%, (TSFR3M+1.25%), 07/21/2039*	250,000	249,863
MVW LLC
Series 2021-1WA, Class B 1.44%, 01/22/2041*	12,994	12,690
Navient Education Loan Trust 2026-A
Series 2026-A, Class A 4.86%, 09/15/2056*	95,865	94,556
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	87,161	85,382
Series 2026-B, Class A 5.07%, 06/15/2056*	120,000	119,351
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	62,412	59,053
NMEF Funding LLC
Series 2026-A, Class A3 4.20%, 02/15/2034*	100,000	98,892
Series 2025-A, Class A2 4.72%, 07/15/2032*	47,482	47,515
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.07%, (TSFR3M+1.34%), 11/26/2037*	250,000	250,375
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	49,603	49,726
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.00%, (TSFR3M+1.25%), 02/15/2038*	255,000	255,570
PEAC Solutions Receivables LLC
Series 2026-1A, Class A3 4.39%, 07/20/2033*	75,000	74,280

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Progress Residential Trust
Series 2025-SFR2, Class A 3.31%, 04/17/2042*	$99,281	$93,142
Regatta XVI Funding, Ltd. FRS
Series 2019-2A, Class A1R2 4.94%, (TSFR3M+1.19%), 04/15/2039*	250,000	249,749
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 4.93%, (TSFR3M+1.20%), 07/20/2035*	315,000	315,084
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	119,035	120,603
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	108,846	102,289
Sierra Timeshare Receivables Funding LLC
Series 2025-3A, Class A 4.44%, 08/22/2044*	60,844	60,404
Series 2025-2A, Class A 4.72%, 04/20/2044*	54,029	53,643
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	50,680	46,744
Series 2020-A, Class A2A 2.23%, 09/15/2037*	19,827	19,296
Symphony CLO 37, Ltd. FRS
Series 2022-37A, Class AR2 4.86%, (TSFR3M+1.13%), 01/20/2037*	250,000	249,450
Tricon Residential Trust
Series 2024-SFR4, Class A 4.30%, 11/17/2041*	97,483	94,821
		5,362,925
Total Asset Backed Securities (cost $8,252,016)		8,226,464
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.1%
Commercial and Residential — 0.8%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(4)	30,512	26,483
Series 2020-6, Class M1 2.81%, 05/25/2065*(4)	70,000	61,338
BANK
Series 2025-BNK51, Class A5 5.29%, 12/25/2067	330,000	328,099
Series 2024-5YR10, Class A3 5.30%, 10/15/2057	45,000	45,264
Series 2026-BNK52, Class A5 5.59%, 05/15/2069	145,000	147,372
Series 2024-5YR10, Class AS 5.64%, 10/15/2057	25,000	25,131
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	100,000	102,623
BANK5
Series 2026-5YR21, Class A3 5.53%, 04/15/2059	45,000	45,656
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(4)	60,000	61,415
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(4)	70,000	71,614
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(4)	$47,378	$42,831
Series 2026-NQM6, Class A1 5.76%, 07/25/2066*(4)	100,000	100,026
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	35,000	35,753
Benchmark Mtg. Trust
Series 2026-B42, Class A5 5.10%, 03/15/2059	150,000	146,878
Series 2025-V19, Class A3 5.16%, 01/15/2058	55,000	55,179
Series 2025-B41, Class A5 5.41%, 07/15/2068	100,000	100,247
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(4)	35,000	35,355
Series 2024-V8, Class A3 6.19%, 07/15/2057(4)	120,000	123,361
Series 2024-V8, Class AM 6.63%, 07/15/2057(4)	290,000	299,941
BX Commercial Mtg. Trust FRS
Series 2026-CSMO, Class A 5.08%, (TSFR1M+1.40%), 02/15/2043*	180,000	180,506
Series 2024-MDHS, Class A 5.32%, (TSFR1M+1.64%), 05/15/2041*	163,796	164,052
BX Trust FRS
Series 2025-ROIC, Class A 4.82%, (TSFR1M+1.14%), 03/15/2030*	289,186	288,644
Series 2026-CLS, Class B 5.38%, (TSFR1M+1.70%), 05/15/2043*	100,000	100,213
CENT VRS
Series 2025-CITY, Class A 4.92%, 07/10/2040*(4)	105,000	104,013
Chase Home Lending Mtg. TrusT VRS
Series 2024-RPL4, Class A1B 3.38%, 12/25/2064*(4)	21,350	18,464
CIM Trust VRS
Series 2019-INV3, Class A15 3.50%, 08/25/2049*(4)	11,994	10,646
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(4)	31,202	26,900
COLT Mtg. Loan Trust VRS
Series 2022-3, Class A1 4.90%, 02/25/2067*(4)	99,268	95,552
Connecticut Avenue Securities Trust FRS
Series 2024-R04, Class 1A1 4.62%, (SOFR30A+1.00%), 05/25/2044*	38,039	38,075
Series 2023-R04, Class 1M1 5.92%, (SOFR30A+2.30%), 05/25/2043*	101,164	102,519
DBC Mtg. Trust FRS
Series 2025-DBC, Class A 5.03%, (TSFR1M+1.35%), 11/15/2042*	200,000	200,250
Deephaven Residential Mtg. Trust VRS
Series 2026-INV1, Class A1 4.80%, 12/25/2070*(4)	94,072	92,640
EFMT
Series 2025-INV1, Class A1 5.63%, 03/25/2070*(5)	82,366	82,454

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
EFMT FRS
Series 2026-NQM1, Class A1F 4.82%, (SOFR30A+1.20%), 02/25/2071*	$94,941	$94,777
EFMT VRS
Series 2025-NQM5, Class A1 5.03%, 11/25/2070*(4)	83,274	82,595
Series 2025-INV5, Class A1 5.08%, 12/25/2070*(4)	95,130	94,314
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(4)	41,827	35,268
Series 2020-2, Class A1 1.18%, 10/25/2065*(4)	25,001	23,896
GCAT Trust
Series 2025-NQM4, Class A1 5.53%, 06/25/2070*(5)	142,538	142,201
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(4)	24,736	20,962
Hudson Yards Mtg. Trust VRS
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(4)	125,000	126,274
JPMorgan Mtg. Trust VRS
Series 2019-INV2, Class A3 3.50%, 02/25/2050*(4)	2,768	2,447
Series 2019-INV3, Class A15 3.50%, 05/25/2050*(4)	6,493	5,717
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(4)	7,083	6,273
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(4)	13,828	12,160
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(4)	93,815	93,631
MARQ Trust FRS
Series 2024-HOU, Class A 5.27%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,818
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	110,000	112,115
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2021-2, Class A9 2.50%, 05/25/2051*(4)	61,894	49,481
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(4)	89,795	89,504
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(4)	76,490	76,126
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(4)	112,758	93,880
Series 2025-NQM6, Class A1 5.09%, 10/25/2065*(4)	242,200	239,563
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(4)	179,579	178,606
NXPT Commercial Mtg. Trust VRS
Series 2024-STOR, Class A 4.31%, 11/05/2041*(4)	70,000	68,201
OBX Trust FRS
Series 2019-EXP3, Class 2A2 4.94%, (TSFR1M+1.21%), 10/25/2059*	1,054	1,054
OBX Trust VRS
Series 2026-R1, Class A1 4.88%, 01/25/2063*(4)	92,110	90,835
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.52%, 08/10/2042*(4)	$190,000	$190,416
Provident Funding Mtg. Trust VRS
Series 2019-1, Class B1 3.16%, 12/25/2049*(4)	146,937	124,718
SCG Mtg. Trust FRS
Series 2026-PALM, Class A 4.90%, (TSFR1M+1.27%), 07/15/2043*	100,000	100,094
Sequoia Mtg. Trust VRS
Series 2018-CH3, Class A2 4.00%, 08/25/2048*(4)	151	149
Series 2024-HYB1, Class A1A 4.51%, 11/25/2063*(4)	67,314	67,036
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(4)	5,835	5,680
Towd Point Mtg. Trust VRS
Series 2026-1, Class A1A 4.13%, 01/25/2066*(4)	91,686	90,123
Series 2025-1, Class A1B 4.82%, 06/25/2065*(4)	82,409	81,628
Series 2024-2, Class A1B 4.92%, 12/25/2064*(4)	216,930	216,148
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(5)	80,359	80,550
Verus Securitization Trust FRS
Series 2025-7, Class A1F 4.82%, (SOFR30A+1.20%), 08/25/2070*	117,556	117,622
Verus Securitization Trust VRS
Series 2026-6, Class A1 5.51%, 07/27/2071*(4)	75,000	74,900
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(4)	200,000	200,302
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	70,000	65,884
Wells Fargo Commercial Mtg. Trust 2025-5C6
Series 2025-5C6, Class A3 5.19%, 10/15/2058	50,000	50,075
		6,664,517
U.S. Government Agency — 0.3%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K-753, Class A2 4.40%, 10/25/2030	550,000	543,828
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(4)	940,000	835,227
Series K-150, Class A2 3.71%, 09/25/2032(4)	405,000	381,707
3.97%, 04/25/2031(4)	320,000	309,887
Series K-156, Class A2 4.43%, 02/25/2033(4)	315,000	307,874

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
U.S. Government Agency (continued)
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-HQA1, Class A1 4.57%, (SOFR30A+0.95%), 02/25/2045*	$21,875	$21,889
		2,400,412
Total Collateralized Mortgage Obligations (cost $9,184,941)		9,064,929
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 10.0%
U.S. Government — 10.0%
United States Treasury Bonds
1.13%, 05/15/2040 to 08/15/2040	1,454,600	885,791
1.25%, 05/15/2050	228,400	102,691
1.38%, 11/15/2040 to 08/15/2050	1,938,000	984,897
1.63%, 11/15/2050	340,000	168,207
1.75%, 08/15/2041	575,000	370,471
1.88%, 02/15/2041 to 11/15/2051	6,380,000	3,910,113
2.00%, 11/15/2041 to 08/15/2051	3,206,000	1,797,672
2.25%, 05/15/2041 to 02/15/2052	1,587,000	976,449
2.38%, 02/15/2042 to 05/15/2051	1,271,000	785,525
2.50%, 02/15/2045 to 02/15/2046	200,000	133,657
2.75%, 08/15/2047	380,000	256,337
2.88%, 05/15/2043 to 05/15/2052	1,260,000	854,496
3.00%, 11/15/2044 to 08/15/2052	1,420,000	994,623
3.13%, 11/15/2041 to 05/15/2048	630,000	479,775
3.25%, 05/15/2042	275,000	217,830
3.38%, 08/15/2042 to 11/15/2048	602,500	475,396
3.63%, 02/15/2053 to 05/15/2053	2,981,500	2,265,599
3.88%, 08/15/2040 to 05/15/2043	2,600,000	2,233,252
4.00%, 11/15/2042 to 11/15/2052	2,450,400	2,085,690
4.13%, 08/15/2044 to 08/15/2053	822,200	699,854
4.25%, 02/15/2054 to 08/15/2054	695,000	590,142
4.38%, 08/15/2043	165,000	149,157
4.50%, 02/15/2044 to 11/15/2054	1,640,000	1,477,336
4.63%, 05/15/2044 to 11/15/2055	6,875,000	6,290,917
4.75%, 11/15/2043 to 02/15/2056	3,345,000	3,092,191
5.00%, 05/15/2045 to 05/15/2046	645,000	624,673
United States Treasury Notes
0.63%, 05/15/2030	175,000	152,271
1.25%, 08/15/2031	375,000	321,445
1.88%, 02/28/2027	1,735,000	1,713,974
2.75%, 08/15/2032	1,290,000	1,170,675
2.88%, 05/15/2032	460,000	422,427
3.38%, 05/15/2033	560,000	521,697
3.50%, 01/15/2029 to 02/15/2033	5,605,000	5,444,677
3.63%, 08/31/2027 to 10/31/2030	8,355,000	8,215,688
3.75%, 01/31/2031	525,000	510,809
3.88%, 03/31/2027 to 08/15/2034	8,455,000	8,307,751
4.00%, 02/29/2028 to 11/15/2035	9,805,000	9,673,857
4.13%, 09/30/2027 to 11/15/2032	960,000	944,476
4.13%, 10/31/2027 to 11/30/2029(6)	3,335,000	3,329,609
4.25%, 02/28/2029 to 11/15/2034	3,760,000	3,746,062
4.38%, 11/30/2028 to 12/31/2029	2,195,000	2,196,718
4.50%, 05/31/2029	1,285,000	1,290,622
		80,865,499
Security Description	Shares or Principal Amount	Value

U.S. Government Agency — 0.0%
Government National Mtg. Assoc.
3.00%, 01/20/2050 to 05/20/2050	$11,115	$9,456
3.50%, 09/20/2049 to 02/20/2050	8,938	7,951
		17,407
Total U.S. Government & Agency Obligations (cost $90,872,930)		80,882,906
FOREIGN GOVERNMENT OBLIGATIONS — 0.3%
Regional(State/Province) — 0.2%
Province of Alberta Canada
4.50%, 01/24/2034	310,000	304,627
Province of British Columbia Canada
4.20%, 07/06/2033	230,000	222,140
Province of Manitoba Canada
4.30%, 07/27/2033	235,000	228,035
Province of New Brunswick, Canada
3.63%, 02/24/2028	25,000	24,708
Province of Quebec Canada
4.63%, 06/03/2036	200,000	194,425
		973,935
Sovereign — 0.1%
Mexico Government International Bond
2.66%, 05/24/2031	200,000	175,800
3.50%, 02/12/2034	230,000	192,165
Peruvian Government International Bond
5.38%, 02/08/2035	60,000	59,070
Republic of Poland Government International Bond
5.50%, 03/18/2054	295,000	263,721
Saudi Government International Bond
5.38%, 01/13/2031*	200,000	202,045
		892,801
Total Foreign Government Obligations (cost $1,950,881)		1,866,736
MUNICIPAL SECURITIES — 0.3%
California State University Revenue Bonds
2.80%, 11/01/2041	350,000	256,799
Central Texas Turnpike System Revenue Bonds
3.03%, 08/15/2041	105,000	80,156
Chicago O'Hare International Airport Revenue Bonds
6.40%, 01/01/2040	50,000	52,837
3.35%, 05/01/2051	50,000	33,149
City of Los Angeles Department of Airports Revenue Bonds
6.58%, 05/15/2039	210,000	218,562
County of Cook, IL General Obligation Bonds
6.23%, 11/15/2034	160,000	165,814
County of Miami-Dade, FL Transit System Revenue Bonds
5.62%, 07/01/2040	25,000	24,977
County of Washoe NV Revenue Bonds
7.97%, 02/01/2040	40,000	45,711
Dallas Fort Worth International Airport Revenue Bonds
2.84%, 11/01/2046	310,000	214,374
2.99%, 11/01/2038	60,000	50,651
3.09%, 11/01/2040	135,000	105,409

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
MUNICIPAL SECURITIES (continued)
Denver City & County School District No 1 Certificate Participation
4.24%, 12/15/2037	$25,000	$23,550
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	145,000	114,357
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	80,000	52,134
Illinois Municipal Electric Agency Revenue Bonds
6.83%, 02/01/2035	35,000	36,347
Los Angeles County Public Works Financing Authority Revenue Bonds
7.49%, 08/01/2033	40,000	43,158
Maryland Stadium Authority Revenue Bonds
2.36%, 05/01/2035	170,000	138,116
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds
3.24%, 07/01/2052	265,000	163,093
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	50,000	50,020
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	43,000	44,743
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	230,000	152,106
Rutgers The State University of New Jersey Revenue Bonds
5.67%, 05/01/2040	50,000	50,044
San Francisco City & County Airport Comm-San Francisco International Airport Revenue Bonds
3.35%, 05/01/2051	125,000	83,327
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	5,000	4,611
State of California General Obligation Bonds
7.63%, 03/01/2040	50,000	57,397
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	125,000	105,324
Texas Private Activity Bond Surface Transportation Corp. Revenue Bonds
3.92%, 12/31/2049	115,000	88,359
Virginia Commonwealth University Health System Authority Revenue Bonds
4.96%, 01/01/2044	25,000	22,780
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	100,000	82,989
Total Municipal Securities (cost $3,345,528)		2,560,894
Security Description	Shares or Principal Amount	Value
WARRANTS — 0.0%
Retail — 0.0%
GameStop Corp., 10/30/2026† (cost $0)	113	$215
RIGHTS — 0.0%
Biotechnology — 0.0%
Cargo Therapeutics, Inc. CVR(1)	3,384	0
Rexahn Pharmaceuticals, Inc. CVR(1)	839	0
Total Rights (cost $0)		0
Total Long-Term Investment Securities (cost $656,353,997)		802,727,775
SHORT-TERM INVESTMENTS — 0.1%
Unaffiliated Investment Companies — 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(7)	928,900	928,901
T. Rowe Price Government Reserve Fund 3.72%(7)	123	123
Total Short-Term Investments (cost $929,024)		929,024
TOTAL INVESTMENTS (cost $657,283,021)(8)	99.6%	803,656,799
Other assets less liabilities	0.4	3,212,641
NET ASSETS	100.0%	$806,869,440

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price Allocation Moderately Aggressive Portfolio
has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $24,870,458 representing 3.1% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Canva, Inc., Class B	08/16/21, 11/04/21, 12/17/21	42	$71,588	$60,825	$1,448.21	0.0%
Gusto, Inc.	10/04/21	775	22,311	16,585	21.40	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21	2	3,410	2,896	1,448.21	0.0
Databricks, Inc. Series G	02/01/21	300	17,737	75,900	253.00	0.0

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Convertible Preferred Stocks (continued)
Databricks, Inc. Series H	08/31/21	858	$63,049	$217,074	$253.00	0.0%
Gusto, Inc. Series E	07/13/21	1,028	31,246	21,999	21.40	0.0
				$395,279		0.0%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	PIK (“Payment-in-Kind”) security – Income may be paid in additional securities and/or cash at the discretion of the issuer.
(4)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(5)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2026.
(6)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(7)	The rate shown is the 7-day yield as of July 31, 2026.
(8)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
CVR—Contingent Value Rights
DAC—Designated Activity Company
FRS—Floating Rate Security
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.4826	5,575,000	USD	5,575,000	1.000%	Quarterly	Dec 2030	$103,434	$11,654	$115,088
Centrally Cleared	CDX Investment Grade Index Series 46	0.6311	2,500,000	USD	2,500,000	1.000	Quarterly	Jun 2031	38,461	13,240	51,701
					3,075,000				$141,895	$24,894	$166,789

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
3	Short	U.S. Treasury 2 Year Notes	September 2026	$619,097	$616,828	$2,269
3	Short	U.S. Treasury Long Bonds	September 2026	325,590	324,938	652
						$2,921

						Unrealized (Depreciation)
66	Long	U.S. Treasury 5 Year Notes	September 2026	$7,048,556	$6,994,454	$(54,102)
13	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	1,438,847	1,426,141	(12,706)
6	Long	U.S. Treasury Ultra Bonds	September 2026	673,866	658,125	(15,741)
						$(82,549)
		Net Unrealized Appreciation (Depreciation)				$(79,628)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$12,181,402	$5,508,709	$—	$17,690,111
Agriculture	4,415,845	1,184,044	—	5,599,889
Apparel	308,888	1,653,343	—	1,962,231
Auto Manufacturers	4,150,071	2,037,973	—	6,188,044
Auto Parts & Equipment	451,251	522,450	—	973,701
Banks	29,722,020	22,804,728	—	52,526,748
Beverages	3,066,179	726,986	—	3,793,165
Building Materials	3,409,114	2,955,899	—	6,365,013
Chemicals	6,237,689	2,013,691	—	8,251,380
Commercial Services	6,703,951	1,823,640	16,585	8,544,176
Computer Graphics	—	—	60,825	60,825
Computers	30,391,803	707,760	—	31,099,563
Cosmetics/Personal Care	4,914,789	3,776,310	—	8,691,099
Distribution/Wholesale	1,268,994	2,284,522	—	3,553,516
Diversified Financial Services	25,738,050	636,374	—	26,374,424
Electric	9,276,194	4,281,706	—	13,557,900
Electrical Components & Equipment	2,992,157	3,882,575	—	6,874,732
Electronics	9,764,177	1,131,683	—	10,895,860
Engineering & Construction	819,038	1,145,928	—	1,964,966
Food	3,724,611	3,067,471	—	6,792,082
Food Service	217,113	1,198,549	—	1,415,662
Hand/Machine Tools	192,412	801,926	—	994,338
Health Care-Products	12,186,360	1,804,826	—	13,991,186
Home Furnishings	159,667	2,486,421	—	2,646,088
Insurance	19,719,801	6,932,597	—	26,652,398
Internet	55,915,045	604,089	—	56,519,134
Machinery-Construction & Mining	5,287,513	4,430,007	—	9,717,520
Machinery-Diversified	11,304,986	414,647	—	11,719,633
Mining	1,554,225	2,767,186	—	4,321,411
Miscellaneous Manufacturing	2,223,660	3,258,247	—	5,481,907
Oil & Gas	18,798,674	3,778,312	—	22,576,986
Packaging & Containers	2,058,944	552,428	—	2,611,372
Pharmaceuticals	25,628,902	7,893,959	—	33,522,861
Private Equity	1,244,112	1,623,018	—	2,867,130
Real Estate	437,152	619,132	—	1,056,284
REITS	10,742,887	1,252,530	—	11,995,417
Retail	23,681,492	2,033,347	—	25,714,839
Semiconductors	78,493,858	10,478,398	—	88,972,256
Software	35,401,037	725,678	—	36,126,715
Telecommunications	10,146,080	4,279,471	—	14,425,551
Toys/Games/Hobbies	68,765	650,471	—	719,236
Other Industries	51,936,524	—	—	51,936,524
Convertible Preferred Stocks	—	—	317,869	317,869
Corporate Bonds & Notes	—	52,063,889	—	52,063,889
Asset Backed Securities	—	8,226,464	—	8,226,464
Collateralized Mortgage Obligations	—	9,064,929	—	9,064,929
U.S. Government & Agency Obligations	—	80,882,906	—	80,882,906
Foreign Government Obligations	—	1,866,736	—	1,866,736
Municipal Securities	—	2,560,894	—	2,560,894
Warrants	215	—	—	215
Rights	—	—	0	0
Short-Term Investments	929,024	—	—	929,024
Total Investments at Value	$527,864,671	$275,396,849	$395,279	$803,656,799
Other Financial Instruments:†
Swaps	$—	$24,894	$—	$24,894
Futures Contracts	2,921	—	—	2,921
Total Other Financial Instruments	$2,921	$24,894	$—	$27,815

SunAmerica Series Trust SA T. Rowe Price Allocation Moderately Aggressive Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$82,549	$—	$—	$82,549

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS — 59.6%
Aerospace/Defense — 1.3%
Airbus SE	14,115	$3,299,672
Boeing Co.†	2,375	513,333
Firefly Aerospace, Inc.†	1,109	22,546
General Electric Co.	12,440	4,479,271
Hanwha Aerospace Co., Ltd.	677	433,644
HEICO Corp.	1,440	513,158
Howmet Aerospace, Inc.	1,423	401,656
L3Harris Technologies, Inc.	478	132,435
Northrop Grumman Corp.	2,007	1,088,757
Rheinmetall AG	788	1,036,553
Rolls-Royce Holdings PLC	138,694	2,753,989
RTX Corp.	1,963	422,477
Safran SA	5,248	2,055,126
TransDigm Group, Inc.	468	587,050
		17,739,667
Agriculture — 0.5%
Altria Group, Inc.	2,892	197,610
British American Tobacco PLC	33,979	2,062,895
Farmer's Business Network, Inc.†(1)(2)	413	0
Muyuan Foods Co, Ltd.	18,300	77,368
Philip Morris International, Inc.	25,090	4,787,674
		7,125,547
Airlines — 0.1%
Ryanair Holdings PLC ADR	24,254	1,419,102
United Airlines Holdings, Inc.†	1,509	183,087
		1,602,189
Apparel — 0.2%
Asics Corp.	62,700	1,850,822
Kering SA	3,087	1,024,710
		2,875,532
Auto Manufacturers — 0.7%
General Motors Co.	2,136	189,805
PACCAR, Inc.	2,589	343,509
Suzuki Motor Corp.	86,100	1,131,143
Tesla, Inc.†	17,440	5,427,502
Toyota Motor Corp.	125,200	2,378,691
		9,470,650
Auto Parts & Equipment — 0.1%
Autoliv, Inc. SDR	7,464	914,746
Banks — 4.9%
ABN AMRO Bank NV CVA	26,185	1,176,429
ANZ Group Holdings, Ltd.	86,483	2,262,675
Banco Bilbao Vizcaya Argentaria SA	105,839	2,963,113
Banco Santander SA	236,407	3,339,527
Bank of America Corp.	63,002	3,902,974
Bank of New York Mellon Corp.	2,500	390,825
Barclays PLC	327,678	2,255,731
BAWAG Group AG*	5,061	1,019,184
Citigroup, Inc.	9,774	1,294,566
DBS Group Holdings, Ltd.	43,510	2,508,573
DNB Bank ASA	55,321	1,779,988
Erste Group Bank AG	5,623	729,006
Fifth Third Bancorp	36,228	2,046,882
Goldman Sachs Group, Inc.	1,819	1,852,433
Huntington Bancshares, Inc.	42,884	730,743
ING Groep NV	45,851	1,603,175
JPMorgan Chase & Co.	25,160	8,851,036
Security Description	Shares or Principal Amount	Value

Banks (continued)
KeyCorp	4,629	$104,569
Lloyds Banking Group PLC	1,086,134	1,682,911
Macquarie Group, Ltd.	6,190	1,102,829
Mitsubishi UFJ Financial Group, Inc.	164,900	3,696,964
Morgan Stanley	20,105	4,230,494
National Bank of Canada	5,572	901,274
Popular, Inc.	378	66,229
Resona Holdings, Inc.	102,800	1,408,875
Societe Generale SA	25,082	2,355,244
Standard Chartered PLC	87,115	2,574,996
Sumitomo Mitsui Trust Group, Inc.	192,400	2,004,064
UBS Group AG	43,552	2,296,174
UniCredit SpA	27,136	2,563,465
US Bancorp	21,622	1,362,402
Wells Fargo & Co.	6,008	519,392
Western Alliance Bancorp	890	71,636
		65,648,378
Beverages — 0.2%
Coca-Cola Co.	15,731	1,377,878
Diageo PLC	55,998	1,232,733
Keurig Dr Pepper, Inc.	6,640	206,637
Monster Beverage Corp.†	1,585	152,762
PepsiCo., Inc.	1,775	247,719
		3,217,729
Biotechnology — 0.6%
Amgen, Inc.	1,128	434,460
Argenx SE ADR†	1,815	1,549,683
Biogen, Inc.†	215	43,634
Corteva, Inc.	13,810	1,086,985
Gilead Sciences, Inc.	26,695	3,475,956
Moderna, Inc.†	4,523	247,951
Regeneron Pharmaceuticals, Inc.	95	72,450
Royalty Pharma PLC, Class A	16,939	989,746
Vertex Pharmaceuticals, Inc.†	719	343,035
		8,243,900
Building Materials — 0.6%
Carrier Global Corp.	2,596	160,459
CRH PLC	1,447	137,479
Heidelberg Materials AG	6,563	1,220,038
Holcim AG	17,475	1,597,207
James Hardie Industries PLC CDI†	4,453	116,478
Johnson Controls International PLC	1,441	211,337
Kingspan Group PLC	6,485	601,449
Knife River Corp.†	1,303	95,341
Louisiana-Pacific Corp.	1,702	123,276
Madison Air Solutions Corp., Class A†	2,410	70,035
Martin Marietta Materials, Inc.	1,843	967,833
Mitsubishi Electric Corp.	49,000	1,786,123
Trane Technologies PLC	419	190,624
West Fraser Timber Co., Ltd. (NASDAQ)	1,131	73,345
West Fraser Timber Co., Ltd. (TSX)	1,593	103,158
		7,454,182
Chemicals — 0.7%
Air Liquide SA	14,027	2,762,463
Albemarle Corp.	942	110,817
CF Industries Holdings, Inc.	618	77,367
Linde PLC	9,064	4,336,037
Mitsubishi Chemical Group Corp.	129,600	953,692
Mosaic Co.	3,155	69,789
Qnity Electronics, Inc.	1,401	183,783

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Chemicals (continued)
RPM International, Inc.	271	$29,016
Sherwin-Williams Co.	1,146	390,614
Solstice Advanced Materials, Inc.	1,680	101,086
		9,014,664
Coal — 0.0%
Warrior Met Coal, Inc.	996	79,092
Yancoal Australia, Ltd.	5,700	22,148
		101,240
Commercial Services — 0.6%
API Group Corp.†	1,617	64,163
Block, Inc.†	5,572	452,669
Booz Allen Hamilton Holding Corp.	1,038	72,369
Cintas Corp.	3,168	648,268
Colliers International Group, Inc.	961	94,707
Corpay, Inc.†	575	219,713
Element Fleet Management Corp.	66,824	1,499,649
Equifax, Inc.	3,938	679,778
Global Payments, Inc.	601	50,532
Gusto, Inc.†(1)(2)	2,300	49,220
Moody's Corp.	987	472,161
PayPal Holdings, Inc.	2,405	137,590
Quanta Services, Inc.	127	84,755
Recruit Holdings Co., Ltd.	38,800	3,049,881
S&P Global, Inc.	636	261,987
Verisk Analytics, Inc.	480	93,528
		7,930,970
Computer Graphics — 0.0%
Canva, Inc., Class B†(1)(2)	120	173,785
Computers — 2.7%
Accenture PLC, Class A	2,118	351,418
Apple, Inc.	96,357	29,765,641
Cognizant Technology Solutions Corp., Class A	774	42,841
Crowdstrike Holdings, Inc., Class A†	8,270	1,578,412
Dell Technologies, Inc., Class C	926	375,373
Indra Sistemas SA	20,180	1,324,548
International Business Machines Corp.	7,192	1,608,491
Lumentum Holdings, Inc.†	7	4,997
Sandisk Corp.†	142	172,506
Seagate Technology Holdings PLC	605	517,959
Western Digital Corp.	761	414,623
		36,156,809
Cosmetics/Personal Care — 0.9%
Colgate-Palmolive Co.	14,077	1,285,230
Estee Lauder Cos., Inc., Class A	2,068	173,505
L'Oreal SA	3,601	1,605,387
Procter & Gamble Co.	24,966	3,607,337
Unilever PLC	77,126	4,898,472
Unilever PLC ADR	3,738	237,027
		11,806,958
Distribution/Wholesale — 0.3%
Bunzl PLC	28,419	1,072,948
SiteOne Landscape Supply, Inc.†	687	64,880
Sumitomo Corp.	269,400	2,833,915
WW Grainger, Inc.	63	87,080
		4,058,823
Diversified Financial Services — 2.0%
AerCap Holdings NV	6,625	999,712
Security Description	Shares or Principal Amount	Value

Diversified Financial Services (continued)
American Express Co.	7,450	$2,505,062
Ares Management Corp., Class A	1,241	158,960
Blackrock, Inc.	729	794,894
Capital One Financial Corp.	7,102	1,484,389
Charles Schwab Corp.	33,394	3,514,385
CME Group, Inc.	2,030	543,614
Federal National Mtg. Assoc.†	36,818	213,176
Interactive Brokers Group, Inc., Class A	1,311	115,355
Intercontinental Exchange, Inc.	18,756	2,859,915
Invesco, Ltd.	1,896	56,122
LPL Financial Holdings, Inc.	233	82,412
Mastercard, Inc., Class A	9,277	5,316,649
ORIX Corp.	25,400	1,023,032
TPG, Inc.	2,581	112,686
Tradeweb Markets, Inc., Class A	2,519	253,160
Visa, Inc., Class A	16,572	6,067,506
Voya Financial, Inc.	1,116	110,964
		26,211,993
Electric — 1.3%
Alliant Energy Corp.	5,045	357,085
Ameren Corp.	16,621	1,821,828
CMS Energy Corp.	1,086	78,181
Consolidated Edison, Inc.	2,167	235,878
Constellation Energy Corp.	7,235	1,900,996
Dominion Energy, Inc.	2,280	157,708
Enel SpA	175,683	1,985,062
Engie SA	63,478	1,985,038
ERock, Inc.†	2,360	24,214
Fervo Energy Co., Class A†	1,428	32,187
Fortum Oyj	31,174	708,039
National Grid PLC	119,281	1,908,597
NextEra Energy, Inc.	7,650	664,938
NRG Energy, Inc.	1,286	172,697
Orsted A/S*†	37,833	844,817
Sempra	3,107	275,125
Southern Co.	35,943	3,398,051
Vistra Corp.	1,287	190,721
Xcel Energy, Inc.	3,766	294,501
X-Energy, Inc.†	975	15,902
		17,051,565
Electrical Components & Equipment — 0.7%
ABB, Ltd.	20,340	2,006,756
AMETEK, Inc.	13,083	3,162,292
Eaton Corp. PLC	1,126	467,515
Fujikura, Ltd.	46,700	1,193,356
Prysmian SpA	14,869	2,058,100
		8,888,019
Electronics — 0.7%
Amphenol Corp., Class A	10,002	1,607,321
Bel Fuse, Inc., Class B	228	62,009
Coherent Corp.†	136	35,753
Emerson Electric Co.	8,422	1,261,784
Flex, Ltd.†	658	74,848
Fortive Corp.	4,987	295,280
Garmin, Ltd.	144	42,304
Honeywell International, Inc.	321	78,019
Hoya Corp.	6,200	950,426
Jabil, Inc.	419	132,006
Keysight Technologies, Inc.†	9,744	3,109,116
Murata Manufacturing Co., Ltd.	21,200	989,029
nVent Electric PLC	644	99,067

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Electronics (continued)
TE Connectivity PLC	5,003	$1,029,067
Yokogawa Electric Corp.	1,400	49,996
		9,816,025
Energy-Alternate Sources — 0.0%
Array Technologies, Inc.†	10,319	53,865
Nextpower, Inc., Class A†	580	52,125
Shoals Technologies Group, Inc., Class A†	14,200	124,108
		230,098
Engineering & Construction — 0.2%
Argan, Inc.	45	25,669
Comfort Systems USA, Inc.	109	188,536
Shimizu Corp.	43,000	636,374
Vinci SA	9,476	1,341,624
		2,192,203
Entertainment — 0.0%
Live Nation Entertainment, Inc.†	543	94,553
TKO Group Holdings, Inc.	1,218	221,444
		315,997
Environmental Control — 0.2%
Kurita Water Industries, Ltd.	1,100	59,403
Pentair PLC	9,991	653,811
Republic Services, Inc.	9,738	2,050,336
Waste Connections, Inc.	545	91,222
Waste Management, Inc.	660	149,523
		3,004,295
Food — 0.6%
Ajinomoto Co., Inc.	29,100	896,438
Coles Group, Ltd.	47,356	801,418
Magnum Ice Cream Co. NV†	15,136	283,049
Magnum Ice Cream Co. NV †	35,827	668,364
McCormick & Co., Inc.	315	16,034
Mondelez International, Inc., Class A	47,245	2,943,836
Nestle SA	16,541	1,652,034
Seven & i Holdings Co., Ltd.	71,300	945,150
Sysco Corp.	175	14,917
		8,221,240
Food Service — 0.2%
Compass Group PLC	64,760	2,055,944
Forest Products & Paper — 0.1%
International Paper Co.	40,800	1,665,864
UPM-Kymmene Oyj	3,072	83,927
		1,749,791
Gas — 0.0%
Atmos Energy Corp.	1,314	227,033
Hand/Machine Tools — 0.1%
Stanley Black & Decker, Inc.	1,793	169,582
Techtronic Industries Co., Ltd.	82,500	1,392,820
		1,562,402
Health Care-Products — 1.1%
Abbott Laboratories	32,483	3,433,453
Agilent Technologies, Inc.	346	47,876
Boston Scientific Corp.†	2,545	118,928
Danaher Corp.	5,227	1,019,160
Edwards Lifesciences Corp.†	842	72,471
Security Description	Shares or Principal Amount	Value

Health Care-Products (continued)
EssilorLuxottica SA	4,481	$851,798
GE HealthCare Technologies, Inc.	498	33,874
Guardant Health, Inc.†	1,680	272,143
IDEXX Laboratories, Inc.†	83	46,403
Intuitive Surgical, Inc.†	4,919	1,738,030
Koninklijke Philips NV	51,955	1,367,822
Medline, Inc., Class A†	4,826	189,565
Medtronic PLC	3,286	280,592
Natera, Inc.†	566	151,552
ResMed, Inc.	136	28,693
Revvity, Inc.	10,734	1,207,790
Siemens Healthineers AG*	20,735	880,559
Stryker Corp.	2,150	700,255
Thermo Fisher Scientific, Inc.	2,460	1,412,778
Waters Corp.†	225	84,895
		13,938,637
Health Care-Services — 0.7%
BrightSpring Health Services, Inc.†	1,071	63,949
Centene Corp.†	1,406	87,481
Charles River Laboratories International, Inc.†	455	105,792
Elevance Health, Inc.	602	226,256
Humana, Inc.	149	54,215
IQVIA Holdings, Inc.†	192	45,124
Quest Diagnostics, Inc.	3,502	816,001
Tenet Healthcare Corp.†	9,687	2,468,054
UnitedHealth Group, Inc.	13,827	5,729,909
		9,596,781
Holding Companies-Diversified — 0.0%
Talon Capital Corp.†	3,388	35,303
Home Builders — 0.0%
Open House Group Co., Ltd.	1,000	53,381
Persimmon PLC	3,718	55,629
Toll Brothers, Inc.	1,187	173,171
		282,181
Home Furnishings — 0.3%
Panasonic Holdings Corp.	49,900	1,317,733
Sony Group Corp.	126,900	2,972,142
		4,289,875
Insurance — 2.3%
Admiral Group PLC	27,547	1,400,033
AIA Group, Ltd.	178,400	1,806,630
Allstate Corp.	6,585	1,738,967
American International Group, Inc.	2,920	229,453
Aon PLC, Class A	1,236	445,640
AXA SA	41,469	2,151,299
Axis Capital Holdings, Ltd.	1,293	136,179
Berkshire Hathaway, Inc., Class B†	12,802	6,548,735
Chubb, Ltd.	9,609	3,369,684
Definity Financial Corp.	33,370	1,905,055
Equitable Holdings, Inc.	4,350	207,277
Generali	26,303	1,334,066
Lincoln National Corp.	693	31,608
Mandatum Oyj	92,709	635,873
Marsh & McLennan Cos., Inc.	13,092	2,483,421
MetLife, Inc.	12,898	1,239,885
Progressive Corp.	1,570	331,929
Sampo Oyj, Class A	155,602	1,727,296
Suncorp Group, Ltd.	81,577	1,101,536

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Insurance (continued)
Tokio Marine Holdings, Inc.	37,000	$1,888,512
Willis Towers Watson PLC	912	306,359
		31,019,437
Internet — 6.2%
Airbnb, Inc., Class A†	345	52,274
Alibaba Group Holding, Ltd.	32,192	491,716
Alphabet, Inc., Class A	41,303	14,709,237
Alphabet, Inc., Class C	47,627	16,986,169
Amazon.com, Inc.†	94,264	25,600,217
AppLovin Corp., Class A†	831	328,993
Booking Holdings, Inc.	19,857	3,830,415
CDW Corp.	197	29,119
DoorDash, Inc., Class A†	4,023	789,152
F5, Inc.†	140	56,360
Meta Platforms, Inc., Class A	18,146	10,102,060
Netflix, Inc.†	66,800	4,790,228
Palo Alto Networks, Inc.†	1,844	611,894
Robinhood Markets, Inc., Class A†	1,341	116,077
Sea, Ltd. ADR†	16,190	1,728,121
Shopify, Inc., Class A†	11,558	1,354,020
Spotify Technology SA†	160	79,991
Tencent Holdings, Ltd.	10,800	654,937
Uber Technologies, Inc.†	2,501	175,970
VeriSign, Inc.	101	29,292
		82,516,242
Investment Companies — 0.0%
Yellow Cake PLC*†	7,561	55,869
Iron/Steel — 0.2%
ArcelorMittal SA	3,837	268,985
BlueScope Steel, Ltd.	3,565	82,008
Carpenter Technology Corp.	288	149,662
Fortescue, Ltd.	1,738	22,678
Jindal Stainless, Ltd.	2,083	16,043
Jindal Steel, Ltd.	2,338	27,045
JSW Steel, Ltd.	3,358	44,804
Nippon Steel Corp.	23,100	93,886
Nucor Corp.	1,359	349,657
POSCO Holdings, Inc.	361	79,201
Reliance, Inc.	813	330,159
Steel Dynamics, Inc.	2,031	510,309
Tata Steel, Ltd.	48,445	96,666
Vale SA	13,003	195,668
Wanguo Gold Group, Ltd.	60,000	80,920
		2,347,691
Leisure Time — 0.0%
Royal Caribbean Cruises, Ltd.	426	135,596
Viking Holdings, Ltd.†	1,011	105,498
		241,094
Lodging — 0.1%
Hilton Worldwide Holdings, Inc.	1,194	382,665
InterContinental Hotels Group PLC	500	80,834
Las Vegas Sands Corp.	1,231	60,184
Marriott International, Inc., Class A	345	128,626
		652,309
Machinery-Construction & Mining — 1.0%
Bloom Energy Corp., Class A†	427	87,881
Caterpillar, Inc.	2,832	2,307,542
Security Description	Shares or Principal Amount	Value

Machinery-Construction & Mining (continued)
GE Vernova, Inc.	2,159	$2,138,036
Hitachi, Ltd.	80,800	2,681,722
Innio NV†	6,008	146,715
Komatsu, Ltd.	21,100	930,408
Mitsubishi Heavy Industries, Ltd.	4,200	98,364
Sandvik AB	53,143	1,992,152
Sany Heavy Industry Co., Ltd.	25,600	68,629
Siemens Energy AG	11,940	2,030,127
Vertiv Holdings Co., Class A	1,641	396,416
		12,877,992
Machinery-Diversified — 1.0%
Deere & Co.	8,054	4,773,364
Dover Corp.	535	109,472
ESAB Corp.	1,370	118,546
Ingersoll Rand, Inc.	30,334	2,529,249
KION Group AG	15,350	691,830
Middleby Corp.†	866	115,680
Midera Food Processing, Inc.†	989	47,423
Otis Worldwide Corp.	13,242	952,762
Westinghouse Air Brake Technologies Corp.	12,526	3,643,312
Xylem, Inc.	124	14,504
		12,996,142
Media — 0.2%
Space Exploration Technologies Corp., Class A†	3,594	389,482
Walt Disney Co.	21,426	2,060,967
		2,450,449
Metal Fabricate/Hardware — 0.0%
DPC Holdings, Ltd.†	367	16,736
Mueller Industries, Inc.	1,570	104,264
Tenaris SA ADR	2,031	116,437
		237,437
Mining — 1.5%
Agnico Eagle Mines, Ltd. (NYSE)	1,583	229,962
Agnico Eagle Mines, Ltd. (TSX)	4,776	693,378
Alamos Gold, Inc., Class A	6,587	183,065
Almonty Industries, Inc.†	4,677	51,728
Alrosa PJSC†(1)(2)	121,860	0
Americas Gold & Silver Corp.†	30,602	116,352
Anglo American PLC	6,591	332,846
Anglogold Ashanti PLC	2,100	166,572
Anglogold Ashanti PLC (JSE)†	1,496	114,200
Anglogold Ashanti PLC (NYSE)	2,517	199,648
Antofagasta PLC	24,913	1,233,729
Aris Mining Corp.†	7,628	101,917
Artemis Gold, Inc.†	8,541	204,957
Ausgold, Ltd.†	74,191	44,463
Barrick Mining Corp. (NYSE)	7,685	282,270
Barrick Mining Corp. (TSX)	8,763	321,615
Benz Mining Corp.†	4,891	11,914
BHP Group, Ltd. (ASX)	50,476	2,126,266
BHP Group, Ltd. (LSE)	21,554	912,915
Boliden AB	349	17,534
Cameco Corp.	2,443	211,026
Capricorn Metals, Ltd.	15,624	139,474
Chifeng Jilong Gold Mining Group, Ltd.	2,000	11,726
China Hongqiao Group, Ltd.	33,500	104,993
Coeur Mining, Inc.	4,911	73,223
Discovery Mining, Ltd.†	17,267	107,776
DPM Metals, Inc.	2,265	79,623
Emerald Resources NL†	35,907	135,443

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Mining (continued)
Energy Fuels, Inc.†	6,414	$73,376
Equinox Gold Corp.	20,215	181,118
Evolution Mining, Ltd.	6,823	53,758
First Mining Gold Corp.†	86,827	36,543
First Quantum Minerals, Ltd.†	10,993	304,732
Franco-Nevada Corp. (NYSE)	613	130,520
Franco-Nevada Corp. (TSX)	3,557	756,743
Freeport-McMoRan, Inc.	17,232	1,079,240
G Mining Ventures Corp.†	4,187	127,625
Genesis Minerals, Ltd.†	10,009	39,958
Glencore PLC	283,284	2,071,140
Gold Fields, Ltd.	1,988	65,232
Gold Royalty Corp.†	1,527	3,970
Grupo Mexico SAB de CV, Series B	91,037	1,094,841
Hemlo Mining Corp.†	32,986	119,534
Hindalco Industries, Ltd.	6,108	62,527
i-80 Gold Corp.†	55,622	72,213
IGO, Ltd.†	6,076	29,105
Impala Platinum Holdings, Ltd.	3,903	42,988
Ivanhoe Electric, Inc.†	9,607	87,904
Ivanhoe Mines, Ltd.†	5,215	37,461
Jiangxi Copper Co., Ltd.	26,000	115,758
JX Advanced Metals Corp.	6,900	159,701
Kinross Gold Corp. †	14,252	328,583
Lundin Gold, Inc.	260	14,557
LunR Royalties Corp.†	207	2,739
Lynas Rare Earths, Ltd.†	5,936	58,310
Meridian Mining PLC†	33,247	35,575
MMG, Ltd.†	116,000	122,792
Montage Gold Corp.†	1,740	19,686
MP Materials Corp.†	2,558	105,824
Newmont Corp.(NYSE)	6,454	604,804
NGEx Minerals, Ltd.†	8,704	155,534
Norsk Hydro ASA	9,087	83,082
Northern Star Resources, Ltd.	7,171	99,978
OceanaGold Corp.	2,577	62,134
Omai Gold Mines Corp.†	41,176	68,438
OR Royalties, Inc.	5,271	156,643
PLS Group, Ltd.†	10,032	29,134
Polyus PJSC†(1)(2)	4,280	0
Predictive Discovery, Ltd.†	42,630	19,856
Rio Tinto PLC	3,533	346,232
Rio Tinto, Ltd.	1,094	131,591
Royal Gold, Inc.	98	19,438
Sibanye Stillwater, Ltd.	10,413	22,812
Skeena Resources, Ltd.†	7,846	208,148
Snowline Gold Corp.	1,207	11,581
South32, Ltd.	32,032	101,614
Southern Copper Corp.	1,022	186,730
Southern Palladium, Ltd.†	4,310	4,715
Teck Resources, Ltd., Class B	2,429	146,323
Turaco Gold, Ltd.†	18,669	7,976
United States Antimony Corp.†	9,928	50,335
Uranium Energy Corp.†	28,845	276,912
USA Rare Earth, Inc.†	2,730	40,814
Valterra Platinum, Ltd.†	1,447	109,643
Wheaton Precious Metals Corp.	4,556	495,559
Yunnan Aluminium Co., Ltd., Class A	22,700	89,639
Zijin Mining Group Co., Ltd.	80,000	338,041
		19,510,374
Security Description	Shares or Principal Amount	Value

Miscellaneous Manufacturing — 0.6%
3M Co.	192	$33,846
Axon Enterprise, Inc.†	311	164,133
Parker-Hannifin Corp.	2,112	2,062,431
Siemens AG	17,146	5,589,385
Teledyne Technologies, Inc.†	531	348,108
		8,197,903
Oil & Gas — 2.5%
Aker BP ASA	29,595	1,062,954
Antero Resources Corp.†	975	35,237
Baytex Energy Corp.	19,982	91,083
BP PLC	8,186	61,850
Canadian Natural Resources, Ltd.	42,477	2,023,479
Cenovus Energy, Inc.	30,767	928,856
Chevron Corp.	21,229	4,178,504
ConocoPhillips	38,172	4,598,963
Diamondback Energy, Inc.	1,811	367,542
EagleRock Land LLC Class A†	2,630	58,886
EOG Resources, Inc.	1,000	148,690
EQT Corp.	6,139	327,147
Equinor ASA	41,145	1,691,182
Expro, Ltd.†	6,891	109,911
ExxonMobil Holdings Corp.	26,321	4,091,336
Headwater Exploration, Inc.	11,223	106,077
Kelt Exploration, Ltd.†	14,026	99,853
Marathon Petroleum Corp.	693	219,314
Neste Oyj	3,290	116,964
Ovintiv, Inc.	2,954	184,507
Permian Resources Corp., Class A	7,338	156,373
Phillips 66	763	161,512
Precision Drilling Corp.†	899	69,901
Range Resources Corp.	52,506	2,107,591
Shell PLC	13,249	608,038
Shell PLC ADR	44,655	4,107,367
Suncor Energy, Inc.	4,939	331,674
Tamarack Valley Energy, Ltd.	13,814	132,144
TotalEnergies SE	48,121	4,274,161
Tourmaline Oil Corp.	3,645	160,974
Valero Energy Corp.	2,430	760,347
Viper Energy, Inc., Class A	2,273	101,399
Vista Energy SAB de CV†	1,389	97,855
Weatherford International PLC	1,985	174,263
		33,745,934
Oil & Gas Services — 0.4%
Baker Hughes Co.	7,883	476,843
Flowco Holdings, Inc., Class A	2,401	49,100
HMH Holding, Inc., Class A†	953	19,813
Kodiak Gas Services, Inc.	1,732	101,686
NOV, Inc.	25,319	491,948
SLB, Ltd.	59,428	2,947,035
TechnipFMC PLC	22,946	1,644,310
		5,730,735
Packaging & Containers — 0.3%
Ball Corp.	22,814	1,480,629
Packaging Corp. of America	4,725	1,161,594
Stora Enso Oyj, Class R	86,592	993,207
		3,635,430
Pharmaceuticals — 3.1%
AbbVie, Inc.	6,129	1,538,011
AstraZeneca PLC	30,646	5,198,787

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Pharmaceuticals (continued)
Becton Dickinson & Co.	392	$64,923
Bristol-Myers Squibb Co.	27,606	1,802,948
Cardinal Health, Inc.	522	120,076
Cencora, Inc.	7,501	2,335,361
Chugai Pharmaceutical Co., Ltd.	34,800	1,510,633
Chugai Pharmaceutical Co., Ltd. ADR	3,747	80,973
CVS Health Corp.	21,587	2,254,330
Dexcom, Inc.†	816	68,095
Eli Lilly & Co.	6,762	7,768,456
Galderma Group AG	3,016	656,284
Johnson & Johnson	20,943	5,368,738
McKesson Corp.	72	61,646
Merck & Co., Inc.	6,044	786,929
Novartis AG	15,821	2,469,785
Novo Nordisk A/S, Class B	45,028	2,121,607
Pfizer, Inc.	6,153	153,887
Roche Holding AG	6,125	2,678,045
Sanofi SA	15,109	1,299,814
Takeda Pharmaceutical Co., Ltd.	46,300	1,590,633
UCB SA	4,267	1,098,738
Viatris, Inc.	11,558	202,959
Zoetis, Inc.	394	30,452
		41,262,110
Pipelines — 0.2%
Enbridge, Inc.	6,746	367,387
Keyera Corp.	3,400	144,455
Kinder Morgan, Inc.	3,680	118,422
South Bow Corp.	3,436	127,405
Targa Resources Corp.	2,030	548,851
Williams Cos., Inc.	10,177	728,063
		2,034,583
Private Equity — 0.3%
3i Group PLC	36,817	1,424,705
Blackstone, Inc.	456	58,254
Bridgepoint Group PLC*	202,878	877,808
Brookfield Corp.	31,397	1,334,403
CVC Capital Partners PLC*	34,224	572,379
KKR & Co., Inc.	2,335	236,839
		4,504,388
Real Estate — 0.2%
CBRE Group, Inc., Class A†	1,230	180,576
City Developments, Ltd.	17,800	109,020
Kerry Properties, Ltd.	27,500	68,720
Kojamo Oyj	11,166	102,024
LEG Immobilien SE	1,770	106,237
Mitsubishi Estate Co., Ltd.	9,500	229,905
Mitsui Fudosan Co., Ltd.	122,200	1,187,723
Sun Hung Kai Properties, Ltd.	10,000	157,331
Swire Properties, Ltd.	44,000	134,279
Tokyo Tatemono Co., Ltd.	6,400	135,216
		2,411,031
REITS — 2.1%
Acadia Realty Trust	15,952	358,441
Aedifica SA	1,883	152,631
Alexandria Real Estate Equities, Inc.	1,378	70,898
American Homes 4 Rent, Class A	8,823	294,865
American Tower Corp.	3,676	637,271
Apple Hospitality REIT, Inc.	6,031	99,572
AvalonBay Communities, Inc.	3,083	572,236
Security Description	Shares or Principal Amount	Value

REITS (continued)
Big Yellow Group PLC	5,064	$60,650
BXP, Inc.	984	68,998
Camden Property Trust	1,003	111,142
Canadian Apartment Properties REIT	2,875	71,083
CapitaLand Integrated Commercial Trust	48,929	95,057
Crown Castle, Inc.	3,357	256,139
CubeSmart	9,839	407,925
Curbline Properties Corp.	735	22,520
Digital Core REIT Management Pte, Ltd.	27,800	13,616
Digital Realty Trust, Inc.	2,483	468,095
Douglas Emmett, Inc.	10,948	129,405
EastGroup Properties, Inc.	2,518	526,287
Equinix, Inc.	1,929	1,966,191
Equity LifeStyle Properties, Inc.	23,928	1,556,995
Equity Residential	6,509	432,523
Essex Property Trust, Inc.	5,487	1,559,076
Federal Realty Investment Trust	2,268	281,436
Goodman Group	14,765	309,993
Healthcare Realty Trust, Inc.	6,104	128,245
Invincible Investment Corp.	136	52,177
Japan Prime Realty Investment Corp.	109	66,995
Japan Real Estate Investment Corp.	79	60,667
Keppel DC REIT	37,500	65,235
Kilroy Realty Corp.	2,093	81,250
Lineage, Inc.	534	22,626
Mirvac Group	93,665	117,646
Nexus Select Trust	28,796	50,425
Nippon Prologis REIT, Inc.	97	55,149
NTT DC REIT	103,500	95,165
Pebblebrook Hotel Trust	8,814	168,347
Prologis, Inc.	10,492	1,517,248
Public Storage	7,980	2,586,877
Rayonier, Inc.	5,192	113,082
Regency Centers Corp.	6,382	512,411
Rexford Industrial Realty, Inc.	14,309	540,451
Scentre Group	555,263	1,529,430
Segro PLC	77,520	1,010,749
Simon Property Group, Inc.	4,158	953,721
SL Green Realty Corp.	230	12,174
Smartstop Self Storage REIT, Inc.	8,532	286,163
Sun Communities, Inc.	3,188	393,654
Terreno Realty Corp.	5,849	419,081
Ventas, Inc.	8,386	784,175
VICI Properties, Inc.	37,404	985,595
Vornado Realty Trust	5,179	204,001
Warehouses De Pauw CVA	6,687	172,336
Welltower, Inc.	20,512	4,808,833
		28,316,953
Retail — 1.8%
AutoZone, Inc.†	782	2,358,707
Carvana Co.†	93,583	5,835,836
Chipotle Mexican Grill, Inc.†	6,331	235,640
Costco Wholesale Corp.	1,056	1,005,196
Dollar General Corp.	123	15,627
Dollar Tree, Inc.†	239	30,403
Home Depot, Inc.	7,910	2,625,804
Isetan Mitsukoshi Holdings, Ltd.	32,100	721,158
Lowe's Cos., Inc.	4,800	997,488
McDonald's Corp.	11,162	3,020,884
Moncler SpA	15,711	891,274
Next PLC	5,549	1,115,943
O'Reilly Automotive, Inc.†	2,861	255,630

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COMMON STOCKS (continued)
Retail (continued)
Ross Stores, Inc.	5,349	$1,342,973
Starbucks Corp.	1,371	144,298
Target Corp.	224	32,366
TJX Cos., Inc.	8,107	1,275,555
Tractor Supply Co.	15,733	484,104
Tsuruha Holdings, Inc.	46,100	701,591
Ulta Beauty, Inc.†	200	102,566
Walmart, Inc.	10,055	1,118,116
Yum! Brands, Inc.	1,274	195,279
		24,506,438
Semiconductors — 8.5%
Advanced Micro Devices, Inc.†	15,524	7,391,753
Analog Devices, Inc.	6,230	2,288,964
Applied Materials, Inc.	8,334	4,230,922
ASML Holding NV (NASDAQ)	1,484	2,417,436
ASML Holding NV (XAMS)	4,441	7,262,079
BE Semiconductor Industries NV	3,512	815,130
Broadcom, Inc.	44,289	17,240,822
Cerebras Systems, Inc., Class A†	541	107,502
Entegris, Inc.	480	57,144
Infineon Technologies AG	24,201	1,725,182
Intel Corp.†	34,815	3,140,313
Kioxia Holdings Corp.†	900	250,650
KLA Corp.	3,416	624,513
Lam Research Corp.	14,127	4,139,494
Marvell Technology, Inc.	6,941	1,301,854
Micron Technology, Inc.	4,870	4,008,156
Monolithic Power Systems, Inc.	1,081	1,541,538
NVIDIA Corp.	201,765	40,504,324
QUALCOMM, Inc.	8,259	1,219,111
Samsung Electronics Co., Ltd.	9,323	1,679,050
SK hynix, Inc.†	9,900	1,422,927
Taiwan Semiconductor Manufacturing Co., Ltd.	57,000	4,262,564
Taiwan Semiconductor Manufacturing Co., Ltd. ADR	4,266	1,724,530
Teradyne, Inc.	412	151,488
Texas Instruments, Inc.	7,613	2,099,209
Tokyo Electron, Ltd.	6,700	2,261,829
		113,868,484
Software — 2.7%
Autodesk, Inc.†	361	84,546
Cadence Design Systems, Inc.†	279	94,865
Datadog, Inc., Class A†	3,044	815,701
Descartes Systems Group, Inc.†	1,787	134,311
Fair Isaac Corp.†	36	40,427
Fiserv, Inc.†	918	49,517
Intuit, Inc.	472	149,185
Microsoft Corp.	57,427	26,687,475
MSCI, Inc.	195	111,587
Oracle Corp.	13,607	1,767,141
Palantir Technologies, Inc., Class A†	8,146	1,002,447
PTC, Inc.†	318	43,629
Roper Technologies, Inc.	1,455	570,316
Salesforce, Inc.	9,235	1,699,425
SAP SE	6,103	1,108,035
ServiceNow, Inc.†	12,516	1,392,155
Synopsys, Inc.†	1,034	401,978
Veeva Systems, Inc., Class A†	379	77,233
Workday, Inc., Class A†	372	59,646
		36,289,619
Security Description	Shares or Principal Amount	Value

Telecommunications — 1.3%
Arista Networks, Inc.†	3,585	$646,555
BT Group PLC	569,798	1,546,026
Ciena Corp.†	60	22,623
Cisco Systems, Inc.	36,444	4,227,140
Corning, Inc.	2,753	380,602
InterDigital, Inc.	1,441	439,253
KDDI Corp.	94,000	1,733,244
KT Corp.	21,324	776,662
Motorola Solutions, Inc.	356	155,127
SoftBank Group Corp.	49,200	1,529,823
Telefonaktiebolaget LM Ericsson, Class B	94,771	945,226
Telstra Group, Ltd.	240,242	848,398
T-Mobile US, Inc.	21,256	3,671,124
Zhongji Innolight Co., Ltd.†	3,600	471,896
		17,393,699
Toys/Games/Hobbies — 0.1%
Nintendo Co., Ltd.	23,100	1,104,845
Transportation — 0.4%
C.H. Robinson Worldwide, Inc.	260	38,410
Canadian National Railway Co.	1,672	212,695
CSX Corp.	51,849	2,613,190
East Japan Railway Co.	2,600	60,339
Fedex Freight Holding Co., Inc.†	68	9,556
Norfolk Southern Corp.	2,740	919,215
Old Dominion Freight Line, Inc.	3,564	756,067
Saia, Inc.†	754	262,113
		4,871,585
Water — 0.0%
American Water Works Co., Inc.	443	59,437
Total Common Stocks (cost $602,106,434)		796,043,361
CONVERTIBLE PREFERRED STOCKS — 0.1%
Agriculture — 0.0%
Farmer's Business Network, Inc. Series D†(1)(2)	150	0
Commercial Services — 0.0%
Gusto, Inc. Series E†(1)(2)	3,216	68,822
Computer Graphics — 0.0%
Canva, Inc. Series A †(1)(2)	8	11,586
Mining — 0.0%
Lilac Solutions, Inc. Series B†(1)(2)	4,155	43,750
Software — 0.1%
Databricks, Inc. Series G †(1)(2)	1,206	305,118
Databricks, Inc. Series H†(1)(2)	2,613	661,089
KoBold Metals Co. Series B-1†(1)(2)	3,900	439,185
		1,405,392
Total Convertible Preferred Stocks (cost $538,923)		1,529,550

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES — 11.2%
Aerospace/Defense — 0.1%
Honeywell Aerospace, Inc.
5.73%, 03/16/2056*	$340,000	$323,838
Lockheed Martin Corp.
4.50%, 05/15/2036	200,000	188,964
TransDigm, Inc.
6.00%, 01/15/2033*	327,000	326,965
		839,767
Agriculture — 0.0%
BAT Capital Corp.
		252,702
Airlines — 0.2%
American Airlines Pass-Through Trust
3.15%, 08/15/2033	458,608	430,709
Avianca Midco 2 PLC
9.63%, 02/14/2030*	415,000	400,857
Azul Secured Finance LLP
9.88%, 02/15/2031*	295,000	272,875
Latam Airlines Group SA
7.63%, 01/07/2031*	160,000	163,400
7.88%, 04/15/2030*	555,000	572,288
OneSky Flight LLC
8.88%, 12/15/2029*	425,000	446,815
United Airlines Pass-Through Trust
3.10%, 04/07/2030	226,514	217,683
4.15%, 02/25/2033	241,477	232,797
		2,737,424
Auto Manufacturers — 0.4%
American Honda Finance Corp.
4.55%, 07/09/2027	610,000	610,380
Daimler Truck Finance North America LLC
3.65%, 04/07/2027*	650,000	646,451
Ford Motor Credit Co. LLC
5.13%, 11/05/2026	355,000	355,412
7.12%, 11/07/2033	200,000	210,643
General Motors Financial Co., Inc.
5.45%, 01/08/2036	100,000	97,673
5.55%, 07/15/2029	120,000	121,944
Hyundai Capital America
1.65%, 09/17/2026*	1,145,000	1,141,047
PACCAR Financial Corp.
5.20%, 11/09/2026	880,000	882,870
Toyota Motor Credit Corp.
4.05%, 09/05/2028	490,000	485,288
Volkswagen Group of America Finance LLC
4.55%, 09/11/2028*	285,000	282,680
		4,834,388
Auto Parts & Equipment — 0.0%
Denso Corp.
		611,399
Banks — 1.4%
Banco Santander SA
3.49%, 05/28/2030	200,000	189,096
Bank Leumi Le-Israel BM
5.34%, 06/29/2029*	240,000	240,349
Bank of America Corp.
2.30%, 07/21/2032	665,000	581,946
2.59%, 04/29/2031	405,000	371,555
2.68%, 06/19/2041	960,000	676,085
Security Description	Shares or Principal Amount	Value

Banks (continued)
Bank of Montreal
4.44%, 01/14/2032	$310,000	$301,672
5.30%, 06/02/2037	255,000	249,372
Bank of New York Mellon Corp.
6.47%, 10/25/2034	590,000	630,820
Barclays PLC
4.91%, 06/26/2030	200,000	198,936
5.67%, 03/12/2028	200,000	201,162
5.69%, 03/12/2030	535,000	543,453
BBVA Mexico SA Institucion De Banca Multiple Grupo Financiero BBVA Mexico/TX
5.25%, 09/10/2029	355,000	355,533
BNP Paribas SA
5.50%, 05/20/2030*	545,000	551,549
Citigroup, Inc.
3.89%, 01/10/2028	505,000	503,521
6.17%, 05/25/2034	205,000	210,392
Danske Bank A/S
5.71%, 03/01/2030*	200,000	203,467
Fifth Third Bancorp
4.90%, 09/06/2030	170,000	169,499
6.34%, 07/27/2029	145,000	149,052
Goldman Sachs Group, Inc.
2.91%, 07/21/2042	505,000	350,566
3.80%, 03/15/2030	705,000	677,974
HSBC Holdings PLC
5.72%, 03/04/2035	410,000	413,309
6.33%, 03/09/2044	335,000	343,966
Intesa Sanpaolo SpA
5.00%, 06/29/2030*	340,000	338,482
JPMorgan Chase & Co.
3.78%, 02/01/2028	445,000	443,209
3.90%, 01/23/2049	525,000	389,709
4.25%, 10/01/2027	25,000	24,942
Manufacturers & Traders Trust Co.
4.76%, 07/06/2028	250,000	250,079
Morgan Stanley
3.22%, 04/22/2042	970,000	712,974
5.66%, 04/18/2030	855,000	869,375
National Bank of Canada
4.17%, 01/20/2029	340,000	337,330
4.93%, 06/04/2032	370,000	364,705
Northern Trust Corp.
4.15%, 11/19/2030	360,000	351,104
PNC Financial Services Group, Inc.
4.83%, 07/19/2030	85,000	84,840
Santander Holdings USA, Inc.
2.49%, 01/06/2028	535,000	529,933
6.34%, 05/31/2035	215,000	222,843
Santander UK Group Holdings PLC
2.47%, 01/11/2028	485,000	480,278
4.32%, 09/22/2029	200,000	197,480
Skandinaviska Enskilda Banken AB
5.13%, 03/05/2027*	845,000	849,337
Standard Chartered PLC
2.61%, 01/12/2028*	545,000	540,143
State Street Corp.
5.16%, 05/18/2034	585,000	581,899
Toronto-Dominion Bank
4.99%, 04/05/2029	835,000	840,294
US Bancorp.
4.86%, 07/27/2030	365,000	364,292

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Banks (continued)
Wells Fargo & Co.
2.39%, 06/02/2028	$335,000	$328,965
3.07%, 04/30/2041	720,000	531,421
5.56%, 07/25/2034	450,000	453,587
6.30%, 10/23/2029	560,000	577,414
		18,777,909
Beverages — 0.0%
Keurig Dr Pepper, Inc.
		139,700
Biotechnology — 0.1%
Genmab A/S/Genmab Finance LLC
		663,000
Building Materials — 0.1%
CRH America Finance, Inc.
5.50%, 01/09/2035	860,000	858,978
Owens Corning
5.70%, 06/15/2034	295,000	299,035
		1,158,013
Chemicals — 0.1%
Celanese US Holdings LLC
7.38%, 02/15/2034	525,000	540,038
Nutrien, Ltd.
4.00%, 12/15/2026	110,000	109,793
4.85%, 05/29/2031	100,000	99,212
		749,043
Commercial Services — 0.4%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.
8.25%, 01/15/2030*	645,000	654,529
Deluxe Corp.
8.13%, 09/15/2029*	425,000	440,102
Element Fleet Management Corp.
4.64%, 11/24/2030*	580,000	568,144
Experian Finance PLC
2.75%, 03/08/2030*	850,000	786,816
George Washington University
3.55%, 09/15/2046	45,000	33,122
Herc Holdings, Inc.
6.00%, 03/15/2034*	595,000	583,356
ION Platform Finance US, Inc.
7.88%, 09/30/2032*	279,000	220,971
RELX Capital, Inc.
3.00%, 05/22/2030	480,000	447,774
Transurban Finance Co. Pty., Ltd.
2.45%, 03/16/2031*	465,000	415,650
3.38%, 03/22/2027*	49,000	48,628
Williams Scotsman, Inc.
7.38%, 10/01/2031*	529,000	545,420
		4,744,512
Computers — 0.0%
Dell International LLC/EMC Corp.
4.75%, 07/15/2031	285,000	280,229
McAfee Corp.
7.38%, 02/15/2030*	280,000	237,405
		517,634
Security Description	Shares or Principal Amount	Value

Distribution/Wholesale — 0.0%
Core & Main LP
		478,313
Diversified Financial Services — 0.4%
Ameriprise Financial, Inc.
2.88%, 09/15/2026	$285,000	$284,610
Aretec Escrow Issuer 2, Inc.
7.50%, 04/01/2029*	244,000	243,363
10.00%, 08/15/2030*	218,000	229,961
Bread Financial Holdings, Inc.
6.75%, 05/15/2031*	471,000	480,162
Capital One Financial Corp.
3.65%, 05/11/2027	815,000	811,113
Charles Schwab Corp
4.91%, 11/14/2036	550,000	525,469
Enact Holdings, Inc.
6.25%, 05/28/2029	95,000	97,447
Encore Capital Group, Inc.
6.63%, 04/15/2031*	505,000	507,145
Equitable America Global Funding
4.95%, 06/25/2029*	705,000	701,672
Intercontinental Exchange, Inc.
5.25%, 06/15/2031	450,000	455,113
OneMain Finance Corp.
6.50%, 03/15/2033	451,000	440,289
Osaic Holdings, Inc.
6.75%, 08/01/2032*	255,000	255,912
8.00%, 08/01/2033*	147,000	149,161
Visa, Inc.
4.15%, 12/14/2035	90,000	84,121
		5,265,538
Electric — 0.8%
AEP Texas, Inc.
3.45%, 01/15/2050	460,000	300,031
AES Corp.
5.20%, 07/15/2029	35,000	35,022
5.75%, 07/15/2033	45,000	44,572
Ameren Corp.
5.00%, 05/15/2036	145,000	138,935
5.70%, 12/01/2026	555,000	556,785
Chpe LLC
5.10%, 06/30/2033*	150,000	147,440
Constellation Energy Generation LLC
4.40%, 01/15/2031	290,000	282,341
Dominion Energy, Inc.
6.15%, 12/15/2056	391,000	386,818
6.25%, 12/15/2056	126,000	124,502
DTE Energy Co.
5.10%, 03/01/2029	780,000	785,890
Duke Energy Corp.
2.65%, 09/01/2026	45,000	44,946
4.95%, 09/15/2035	195,000	186,850
Duke Energy Indiana LLC
4.95%, 03/15/2036	40,000	38,482
Edison International
7.88%, 06/15/2054	340,000	350,866
8.13%, 06/15/2053	325,000	332,505
FirstEnergy Transmission LLC
5.00%, 01/15/2035	225,000	217,601
Florida Power & Light Co.
2.88%, 12/04/2051	850,000	504,213

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Electric (continued)
Hawaiian Electric Co, Inc.
6.00%, 10/01/2033*	$445,000	$436,546
New York State Electric & Gas Corp.
5.30%, 08/15/2034*	305,000	302,044
NextEra Energy Capital Holdings, Inc.
4.40%, 03/01/2031	365,000	357,041
Niagara Mohawk Power Corp.
5.11%, 01/12/2036*	640,000	613,544
Ohio Edison Co.
6.88%, 07/15/2036	326,000	358,424
Ohio Power Co.
6.60%, 03/01/2033	255,000	270,948
Pacific Gas & Electric Co.
2.10%, 08/01/2027	445,000	433,928
Public Service Enterprise Group, Inc.
4.80%, 06/15/2031	530,000	523,432
Sempra
5.25%, 03/15/2036	140,000	135,091
Southern California Edison Co.
5.15%, 06/01/2029	605,000	608,004
Southern Co.
5.70%, 03/15/2034	725,000	738,558
6.00%, 04/01/2058	466,000	461,286
Talen Energy Supply LLC
6.50%, 02/01/2036*	478,000	472,037
		10,188,682
Electronics — 0.0%
Amphenol Corp.
		272,760
Engineering & Construction — 0.0%
Sydney Airport Finance Co. Pty, Ltd.
		316,041
Entertainment — 0.1%
SeaWorld Parks & Entertainment, Inc.
5.25%, 08/15/2029*	479,000	466,636
Six Flags Entertainment Corp.
7.25%, 05/15/2031*	479,000	469,705
Voyager Parent LLC
9.25%, 07/01/2032*	501,000	532,301
		1,468,642
Food — 0.2%
Kraft Heinz Foods Co.
6.88%, 01/26/2039	650,000	695,092
Kroger Co.
5.00%, 09/15/2034	175,000	169,608
McCormick & Co., Inc.
4.15%, 02/15/2029	230,000	226,429
Mondelez International, Inc.
4.75%, 02/20/2029	900,000	901,145
		1,992,274
Gas — 0.1%
Boston Gas Co.
5.84%, 01/10/2035*	70,000	70,933
NiSource, Inc.
3.49%, 05/15/2027	620,000	615,487
3.95%, 03/30/2048	425,000	310,499
Security Description	Shares or Principal Amount	Value

Gas (continued)
Southern Co. Gas Capital Corp.
4.95%, 09/15/2034	$430,000	$417,852
		1,414,771
Health Care-Products — 0.3%
Agilent Technologies, Inc.
4.90%, 01/15/2032*	750,000	743,866
Alcon Finance Corp.
2.60%, 05/27/2030*	1,100,000	1,011,679
Augusta SpinCo. Corp.
4.66%, 03/23/2031	325,000	319,701
Medtronic, Inc.
4.63%, 03/15/2045	22,000	18,958
Revvity, Inc.
1.90%, 09/15/2028	595,000	560,485
Solventum Corp.
5.40%, 03/01/2029	194,000	196,420
Thermo Fisher Scientific, Inc.
2.80%, 10/15/2041	420,000	296,909
4.90%, 02/12/2036	350,000	338,380
		3,486,398
Health Care-Services — 0.6%
Banner Health
1.90%, 01/01/2031	215,000	189,493
Centene Corp.
3.38%, 02/15/2030	290,000	268,218
Centra Health, Inc.
4.70%, 01/01/2048	900,000	690,404
CHS/Community Health Systems, Inc.
9.75%, 01/15/2034*	226,000	228,952
Cigna Group
4.50%, 09/15/2030	140,000	137,952
CommonSpirit Health
2.78%, 10/01/2030	240,000	219,709
HCA, Inc.
4.13%, 06/15/2029	575,000	563,998
Health Care Service Corp.
5.45%, 06/15/2034*	310,000	306,780
Humana, Inc.
5.95%, 03/15/2034	345,000	350,358
6.63%, 09/15/2056	486,000	478,210
IQVIA, Inc.
6.25%, 02/01/2029	220,000	225,917
6.25%, 06/01/2032*	460,000	465,916
MedStar Health, Inc.
3.63%, 08/15/2049	305,000	212,190
Northwell Healthcare, Inc.
3.98%, 11/01/2046	500,000	374,907
Providence St. Joseph Health Obligated Group
3.93%, 10/01/2048	1,375,000	1,012,041
Stanford Health Care
3.80%, 11/15/2048	420,000	308,341
Tenet Healthcare Corp.
5.50%, 11/15/2032*	760,000	748,287
UnitedHealth Group, Inc.
2.90%, 05/15/2050	880,000	534,024
4.70%, 04/15/2029	475,000	475,858
West Virginia United Health System Obligated Group
4.92%, 06/01/2048	700,000	588,255
		8,379,810

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Home Builders — 0.1%
K Hovnanian Enterprises, Inc.
8.38%, 10/01/2033*	$440,000	$447,132
LGI Homes, Inc.
8.75%, 12/15/2028*	415,000	426,074
		873,206
Insurance — 0.6%
Aflac, Inc.
4.00%, 10/15/2046	540,000	410,596
Aon Global, Ltd.
4.75%, 05/15/2045	350,000	293,778
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC
7.88%, 11/01/2029*	420,000	425,410
Arthur J. Gallagher & Co.
4.85%, 12/15/2029	100,000	99,998
Asurion LLC/Asurion Co.-Issuer, Inc.
8.00%, 12/31/2032*	440,000	445,115
BroadStreet Partners, Inc.
5.88%, 04/15/2029*	480,000	469,320
Chubb INA Holdings LLC
4.35%, 11/03/2045	75,000	61,539
CNO Global Funding
2.65%, 01/06/2029*	1,270,000	1,199,945
GA Global Funding Trust
5.50%, 07/17/2031*	365,000	362,440
MassMutual Global Funding II
5.10%, 04/09/2027*	850,000	854,911
Met Tower Global Funding
4.00%, 01/14/2029*	310,000	304,768
Northwestern Mutual Global Funding
4.74%, 06/30/2031*	490,000	484,695
Pacific Life Global Funding II
4.38%, 02/03/2031*	605,000	591,862
Principal Financial Group, Inc.
3.70%, 05/15/2029	320,000	310,826
RGA Global Funding
4.35%, 08/25/2028*	90,000	89,100
5.45%, 05/24/2029*	485,000	491,283
Sammons Financial Group Global Funding
4.80%, 12/12/2030*	305,000	298,524
Teachers Insurance & Annuity Association of America
4.27%, 05/15/2047*	1,000,000	769,513
Willis North America, Inc.
4.50%, 09/15/2028	430,000	427,716
		8,391,339
Internet — 0.2%
Alphabet, Inc.
4.80%, 02/15/2036	430,000	412,577
Amazon.com, Inc.
4.65%, 11/20/2035	705,000	664,284
5.65%, 03/13/2046	365,000	341,395
Booking Holdings, Inc.
5.38%, 05/07/2036	235,000	231,416
Meta Platforms, Inc.
5.50%, 11/15/2045	540,000	467,115
Uber Technologies, Inc.
4.30%, 01/15/2030	665,000	652,026
VeriSign, Inc.
5.10%, 07/15/2031	325,000	323,611
		3,092,424
Security Description	Shares or Principal Amount	Value

Investment Companies — 0.0%
HA Sustainable Infrastructure Capital, Inc.
		128,489
Lodging — 0.1%
Hilton Domestic Operating Co., Inc.
5.75%, 09/15/2033*	$450,000	$445,903
Marriott International, Inc.
4.65%, 12/01/2028	860,000	858,701
		1,304,604
Machinery-Construction & Mining — 0.1%
Caterpillar Financial Services Corp.
		1,000,745
Machinery-Diversified — 0.2%
CNH Industrial Capital LLC
4.38%, 03/07/2031	540,000	523,176
Esab Corp.
5.63%, 04/01/2031*	520,000	513,713
Flowserve Corp.
5.70%, 05/15/2036	70,000	68,430
John Deere Capital Corp.
4.40%, 09/08/2031	415,000	406,845
4.50%, 01/08/2027	805,000	806,264
Westinghouse Air Brake Technologies Corp.
3.45%, 11/15/2026	405,000	403,520
		2,721,948
Media — 0.4%
CCO Holdings LLC/CCO Holdings Capital Corp.
7.00%, 02/01/2033*	655,000	627,706
7.38%, 03/01/2031*	540,000	537,885
Charter Communications Operating LLC/Charter Communications Operating Capital
6.10%, 06/01/2029	195,000	197,903
Comcast Corp.
5.50%, 05/15/2064	330,000	264,440
Directv Financing LLC
8.88%, 02/01/2030*	208,000	211,122
8.88%, 02/01/2030*	295,000	300,348
Discovery Global Holdings, Inc.
5.05%, 03/15/2042	509,000	353,755
EchoStar Corp.
10.75%, 11/30/2029	485,000	524,626
Gray Media, Inc.
7.25%, 08/15/2033*	195,000	192,867
iHeartCommunications, Inc.
4.75%, 01/15/2028*	135,000	126,534
Nexstar Media, Inc.
7.25%, 04/15/2034*	522,000	523,170
Space Exploration Technologies Corp.
5.35%, 07/15/2031*	150,000	145,999
5.65%, 07/15/2033*	250,000	239,507
5.88%, 07/15/2036*	135,000	126,101
6.65%, 07/15/2056*	255,000	225,663
Time Warner Cable LLC
6.55%, 05/01/2037	480,000	456,630
Univision Communications, Inc.
9.38%, 08/01/2032*	230,000	229,732
VZ Secured Financing BV
7.50%, 01/15/2033*	496,000	445,183
		5,729,171

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Mining — 0.2%
Anglo American Capital PLC
4.63%, 03/19/2031*	$200,000	$195,596
Antofagasta PLC
5.63%, 09/09/2035	210,000	209,317
Corp. Nacional del Cobre de Chile
3.75%, 01/15/2031*	200,000	186,659
First Quantum Minerals, Ltd.
6.38%, 02/15/2036*	349,000	337,708
8.00%, 03/01/2033*	240,000	249,374
8.63%, 06/01/2031*	419,000	435,896
Ivanhoe Mines, Ltd.
7.88%, 01/23/2030*	600,000	603,421
Southern Copper Corp.
5.35%, 06/24/2036	590,000	572,548
		2,790,519
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.
6.63%, 07/15/2033*	445,000	446,954
Chevron USA, Inc.
4.30%, 10/15/2030	420,000	414,241
Crescent Energy Finance LLC
8.38%, 01/15/2034*	336,000	346,685
Devon Energy Corp.
4.38%, 03/15/2029*	965,000	953,344
Eni SpA
5.50%, 05/15/2034*	245,000	244,566
Hilcorp Energy I LP/Hilcorp Finance Co.
7.25%, 02/15/2035*	362,000	359,043
Ithaca Energy North Sea PLC
8.13%, 10/15/2029*	375,000	388,119
Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp.
6.63%, 08/15/2034*	481,000	481,162
Marathon Petroleum Corp.
5.15%, 03/01/2030	440,000	442,952
Occidental Petroleum Corp.
5.38%, 01/01/2032	375,000	376,929
PBF Holding Co. LLC/PBF Finance Corp.
7.88%, 09/15/2030*	450,000	467,019
Shell Finance US, Inc.
4.38%, 05/11/2045	40,000	32,634
Sunoco LP
7.88%, 09/18/2030*(3)	461,000	472,524
TotalEnergies Capital USA LLC
4.57%, 01/13/2033	530,000	513,976
Valero Energy Corp.
5.15%, 02/15/2030	195,000	196,504
Woodside Finance, Ltd.
3.70%, 09/15/2026*	101,000	100,889
3.70%, 03/15/2028*	470,000	461,830
4.50%, 03/04/2029*	475,000	469,920
		7,169,291
Oil & Gas Services — 0.1%
USA Compression Partners LP/USA Compression Finance Corp.
6.25%, 10/01/2033*	467,000	459,571
Weatherford International, Ltd.
6.75%, 10/15/2033*	435,000	440,342
		899,913
Security Description	Shares or Principal Amount	Value

Packaging & Containers — 0.1%
Mauser Packaging Solutions Holding Co.
7.88%, 04/15/2030*	$473,000	$482,412
Sword Purchaser LLC
10.50%, 04/15/2034*	525,000	542,740
		1,025,152
Pharmaceuticals — 0.4%
1261229 BC, Ltd.
10.00%, 04/15/2032*	480,000	490,679
AbbVie, Inc.
2.95%, 11/21/2026	570,000	567,948
4.50%, 05/14/2035	50,000	47,249
4.80%, 03/15/2029	380,000	381,184
Bayer US Finance LLC
5.13%, 07/20/2031*	200,000	198,272
Cencora, Inc.
4.60%, 02/13/2033	95,000	91,910
CVS Health Corp.
5.05%, 03/25/2048	565,000	477,191
5.40%, 06/01/2029	550,000	558,739
Eli Lilly & Co.
4.90%, 10/15/2035	700,000	685,080
HLF Financing Sarl LLC/Herbalife International, Inc.
4.88%, 06/01/2029*	254,000	236,217
7.75%, 05/01/2033*	596,000	599,778
Pfizer, Inc.
4.50%, 11/15/2032	560,000	545,218
Zoetis, Inc.
4.15%, 08/17/2028	700,000	694,189
		5,573,654
Pipelines — 0.6%
Cameron LNG LLC
2.90%, 07/15/2031*	185,000	168,068
3.70%, 01/15/2039*	155,000	128,255
Cheniere Energy Partners LP
5.35%, 11/30/2036*	75,000	72,964
Cheniere Energy, Inc.
5.20%, 07/30/2036*	325,000	314,378
Columbia Pipelines Holding Co. LLC
5.00%, 11/17/2032*	590,000	576,020
Enbridge, Inc.
4.20%, 11/20/2028	390,000	385,689
4.25%, 12/01/2026	115,000	114,937
5.63%, 04/05/2034	230,000	232,730
Energy Transfer LP
5.35%, 01/15/2036	495,000	483,641
6.55%, 01/15/2057	373,000	368,266
6.70%, 01/15/2057	373,000	367,486
Enterprise Products Operating LLC
4.60%, 01/11/2027	865,000	866,022
4.60%, 01/15/2031	365,000	361,017
Excelerate Energy LP
8.00%, 05/15/2030*	375,000	392,881
MPLX LP
4.80%, 02/15/2031	395,000	389,940
ONEOK, Inc.
4.25%, 09/15/2046	45,000	33,794
Sabine Pass Liquefaction LLC
4.20%, 03/15/2028	610,000	605,473
4.50%, 05/15/2030	185,000	181,904
South Bow Canadian Infrastructure Holdings, Ltd.
7.50%, 03/01/2055	850,000	896,963

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Pipelines (continued)
South Bow USA Infrastructure Holdings LLC
5.03%, 10/01/2029	$120,000	$119,633
Spectra Energy Partners LP
3.38%, 10/15/2026	185,000	184,650
Targa Resources Corp.
5.50%, 02/15/2035	215,000	212,799
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
5.00%, 01/15/2028	339,000	338,597
Venture Global Plaquemines LNG LLC
6.75%, 01/15/2036*	85,000	88,969
Williams Cos., Inc.
4.63%, 06/30/2030	315,000	310,668
5.10%, 09/15/2045	405,000	352,599
		8,548,343
Real Estate — 0.1%
Anywhere Real Estate Group LLC/Anywhere Co.-Issuer Corp.
7.00%, 04/15/2030*	545,736	549,872
CBRE Services, Inc.
4.90%, 01/15/2033	130,000	126,465
5.50%, 04/01/2029	170,000	172,709
		849,046
REITS — 0.5%
American Tower Corp.
1.45%, 09/15/2026	910,000	907,112
AvalonBay Communities, Inc.
4.35%, 12/01/2030	555,000	544,156
Brixmor Operating Partnership LP
3.90%, 03/15/2027	280,000	278,932
4.85%, 02/15/2033	80,000	77,636
Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL
4.50%, 04/01/2027*	745,000	734,987
Crown Castle, Inc.
2.25%, 01/15/2031	360,000	317,167
4.75%, 05/15/2047	145,000	117,066
Essex Portfolio LP
2.65%, 03/15/2032	220,000	193,082
Extra Space Storage LP
4.95%, 01/15/2033	140,000	136,839
Healthpeak OP LLC
2.13%, 12/01/2028	200,000	188,727
Public Storage Operating Co.
1.95%, 11/09/2028	360,000	339,476
Realty Income Corp.
3.10%, 12/15/2029	540,000	511,875
3.95%, 08/15/2027	345,000	343,536
Regency Centers LP
3.60%, 02/01/2027	140,000	139,524
Simon Property Group LP
2.65%, 02/01/2032	1,005,000	889,398
Ventas Realty LP
3.25%, 10/15/2026	270,000	269,446
VICI Properties LP
5.63%, 05/15/2052	980,000	858,408
		6,847,367
Retail — 0.3%
Carvana Co.
9.00%, 06/01/2030*(4)	129,727	133,713
Security Description	Shares or Principal Amount	Value

Retail (continued)
9.00%, 06/01/2031*(4)	$178,532	$196,371
Cougar JV Subsidiary LLC
8.00%, 05/15/2032*	403,000	421,504
FirstCash, Inc.
6.13%, 05/01/2034*	505,000	497,826
LCM Investments Holdings II LLC
8.25%, 08/01/2031*	400,000	416,734
Lowe's Cos., Inc.
4.45%, 04/01/2062	210,000	153,845
Murphy Oil USA, Inc.
5.88%, 06/01/2034*	479,000	474,590
O'Reilly Automotive, Inc.
3.60%, 09/01/2027	430,000	426,065
5.10%, 03/12/2036	255,000	247,094
5.75%, 11/20/2026	160,000	160,489
QXO Building Products, Inc.
6.88%, 07/15/2034*	480,000	480,717
TJX Cos., Inc.
1.60%, 05/15/2031	250,000	215,888
Victra Holdings LLC/Victra Finance Corp.
8.75%, 09/15/2029*	235,000	239,329
		4,064,165
Savings & Loans — 0.1%
Nationwide Building Society
		870,535
Semiconductors — 0.2%
Broadcom, Inc.
4.60%, 07/15/2030	420,000	412,511
4.60%, 01/15/2033	680,000	648,275
Foundry JV Holdco LLC
5.90%, 01/25/2033*	210,000	213,875
6.15%, 01/25/2032*	215,000	222,009
6.20%, 01/25/2037*	500,000	511,351
Kioxia Holdings Corp.
6.63%, 07/24/2033*	250,000	258,367
Marvell Technology, Inc.
4.75%, 07/15/2030	55,000	54,279
NXP BV/NXP Funding LLC/NXP USA, Inc.
3.15%, 05/01/2027	115,000	113,840
4.30%, 08/19/2028	110,000	108,939
Qorvo, Inc.
4.38%, 10/15/2029	105,000	101,176
		2,644,622
Software — 0.4%
Cadence Design Systems, Inc.
4.30%, 09/10/2029	270,000	266,047
CoreWeave, Inc.
9.75%, 10/01/2031*	246,000	223,211
Fidelity National Information Services, Inc.
4.80%, 03/10/2031	335,000	329,085
Fiserv, Inc.
5.25%, 08/11/2035	345,000	329,426
5.45%, 03/15/2034	620,000	604,309
Microsoft Corp.
2.92%, 03/17/2052	150,000	89,693
OAK-Eagle Acquireco, Inc.
8.75%, 07/01/2034*	523,000	550,974
Oracle Corp.
5.20%, 09/26/2035	700,000	628,053
5.38%, 07/15/2040	565,000	471,621

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
CORPORATE BONDS & NOTES (continued)
Software (continued)
Roper Technologies, Inc.
3.80%, 12/15/2026	$745,000	$743,619
VMware LLC
1.40%, 08/15/2026	920,000	918,922
		5,154,960
Telecommunications — 0.5%
APLD ComputeCo. 2 LLC
6.75%, 03/15/2031*	505,000	493,642
AT&T, Inc.
4.35%, 03/01/2029	345,000	340,765
4.55%, 11/01/2032	365,000	350,619
Digicel International Finance, Ltd. / Difl US LLC
8.63%, 08/01/2032*	485,000	500,826
Iliad Holding SAS
7.00%, 04/15/2032*	420,000	423,630
Level 3 Financing, Inc.
6.88%, 06/30/2033*	520,000	526,214
7.00%, 03/31/2034*	292,286	297,319
Motorola Solutions, Inc.
5.00%, 04/15/2029	240,000	241,251
NTT Finance Corp.
4.88%, 07/16/2030*	215,000	212,715
Orange SA
4.75%, 01/13/2033*	300,000	289,828
Rogers Communications, Inc.
4.50%, 03/15/2042	895,000	730,833
T-Mobile USA, Inc.
4.95%, 11/15/2035	530,000	502,225
5.00%, 02/15/2036	425,000	402,744
Verizon Communications, Inc.
1.68%, 10/30/2030	824,000	721,057
4.75%, 01/15/2033	150,000	145,294
Windstream Services LLC
7.50%, 10/15/2033*	325,000	332,113
Windstream Services LLC/Windstream Escrow Finance Corp.
8.25%, 10/01/2031*	340,000	353,950
WULF Compute LLC
7.75%, 10/15/2030*	432,000	448,834
		7,313,859
Transportation — 0.1%
Autoridad del Canal de Panama
4.95%, 07/29/2035*	300,000	291,217
Canadian National Railway Co.
5.85%, 11/01/2033	365,000	384,145
Canadian Pacific Railway Co.
1.75%, 12/02/2026	230,000	228,049
3.50%, 05/01/2050	365,000	247,943
4.70%, 05/01/2048	255,000	214,462
RXO, Inc.
6.38%, 05/15/2031*	477,000	475,980
		1,841,796
Trucking & Leasing — 0.0%
GATX Corp.
		374,041
Security Description	Shares or Principal Amount	Value

Water — 0.1%
Essential Utilities, Inc.
		780,538
Total Corporate Bonds & Notes (cost $155,493,786)		149,278,447
LOANS(5)(6)(7) — 0.2%
Apparel — 0.0%
Varsity Brands, Inc. FRS
6.48%, (TSFR3M+2.75%), 08/26/2031	$478,358	$478,059
Health Care-Services — 0.0%
Heartland Dental, Inc. FRS
7.23%, (TSFR1M+3.50%), 08/25/2032	473,804	474,261
Retail — 0.1%
Victra Holdings LLC FRS
7.48%, (TSFR3M+3.75%), 03/29/2029	720,385	711,381
Software — 0.1%
Bending Spoons US, Inc. FRS
9.29% , (TSFR1M+5.63%), 03/07/2031	986,513	992,678
Sophia, L.P. FRS
8.48% , (TSFR1M+4.75%), 11/22/2032	500,000	477,500
		1,470,178
Total Loans (cost $3,126,820)		3,133,879
ASSET BACKED SECURITIES — 1.8%
Auto Loan Receivables — 0.5%
Ally Bank
Series 2026-A, Class A2 4.58%, 03/15/2034*	258,910	258,268
Series 2026-A, Class B 4.71%, 03/15/2034*	223,198	222,478
Ally Bank Auto Credit-Linked Notes
Series 2024-B, Class B 5.12%, 09/15/2032*	105,246	105,706
ARI Fleet Lease Trust
Series 2026-A, Class A2 3.96%, 11/15/2034*	100,000	99,462
Series 2026-A, Class A3 4.09%, 11/15/2034*	100,000	98,513
Avis Budget Rental Car Funding AESOP LLC
Series 2025-3A, Class A 4.17%, 02/20/2030*	100,000	98,351
Bayview Opportunity Master Fund VII LLC FRS
Series 2024-CAR1, Class A 4.72%, (SOFR30A+1.10%), 12/26/2031*	62,500	62,689
Bridgecrest Lending Auto Securitization Trust
Series 2026-1, Class A3 4.04%, 12/17/2029	150,000	149,386
CarMax Auto Owner Trust
Series 2024-1, Class B 5.17%, 08/15/2029	60,000	60,409
Series 2023-3, Class B 5.47%, 02/15/2029	145,000	146,461
Carvana Auto Receivables Trust
Series 2021-P4, Class C 2.33%, 02/10/2028	530,000	520,812
Series 2026-P1, Class A4 4.35%, 07/12/2032	720,000	710,800
Series 2024-P4, Class A4 4.74%, 12/10/2030	265,000	265,018

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Auto Loan Receivables (continued)
Series 2026-P1, Class B 4.76%, 07/12/2032	$160,000	$158,356
Series 2026-P2, Class A3 4.77%, 04/10/2031	185,000	185,315
Series 2026-P2, Class A4 4.91%, 08/10/2032	465,000	466,590
Series 2026-P2, Class B 5.19%, 08/10/2032	50,000	50,208
Series 2024-N1, Class B 5.63%, 05/10/2030*	140,120	140,739
Enterprise Fleet Financing LLC
Series 2024-4, Class A2 4.69%, 07/20/2027*	43,110	43,164
Series 2024-4, Class A4 4.70%, 06/20/2031*	190,000	189,836
Exeter Automobile Receivables Trust
Series 2025-4A, Class B 4.40%, 05/15/2030	245,000	244,546
Series 2026-3A, Class A3 4.47%, 07/15/2030	265,000	264,752
Exeter Select Automobile Receivables Trust
Series 2025-2, Class A3 4.43%, 08/15/2030	170,000	169,792
Ford Credit Floorplan Master Owner Trust
Series 2026-2, Class A 4.60%, 05/15/2033	520,000	516,129
Series 2026-2, Class B 4.85%, 05/15/2033	50,000	49,539
Huntington Bank Auto Credit-Linked Notes
Series 2025-1, Class B 4.96%, 03/21/2033*	168,420	168,282
Hyundai Auto Receivables Trust
Series 2026-A, Class B 4.10%, 12/15/2032	100,000	97,693
Santander Bank Auto Credit-Linked Notes
Series 2026-A, Class B 4.81%, 07/17/2034*	250,000	249,054
Santander Drive Auto Receivables Trust
Series 2026-1, Class A3 3.93%, 07/15/2030	155,000	153,879
Series 2026-1, Class B 4.07%, 04/15/2032	230,000	227,247
SFS Auto Receivables Securitization Trust
Series 2024-2A, Class B 5.41%, 08/20/2030*	60,000	60,711
Stellantis Financial Underwritten Enhanced Lease Trust
Series 2026-AA, Class A4 4.41%, 04/22/2030*	100,000	99,184
Series 2025-BA, Class B 4.47%, 07/20/2029*	100,000	99,681
Series 2026-AA, Class B 4.61%, 04/22/2030*	55,000	54,575
Wheels Fleet Lease Funding LLC
Series 2026-1A, Class A2A 4.30%, 04/18/2039*	250,000	249,357
		6,736,982
Home Equity — 0.0%
FIGRE Trust FRS
		259,999
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities — 1.3%
720 East CLO IV, Ltd. FRS
Series 2024-1AR, Class A1R 4.93%, (TSFR3M+1.26%), 07/15/2039*	$585,000	$584,957
Abry Liquid Credit CLO, Ltd. FRS
Series 2026-3A, Class A1 4.96%, (TSFR3M+1.23%), 04/20/2039*	365,000	363,299
ACHM Trust VRS
Series 2026-HE1, Class A 5.82%, 08/25/2056*(8)	390,000	391,216
Affirm Master Trust
Series 2026-2A, Class A 4.67%, 04/16/2035*	270,000	267,836
AGL CLO 10, Ltd. FRS
Series 2021-10A, Class A1R2 4.92%, (TSFR3M+1.17%), 04/15/2039*	620,000	619,013
AGL CLO, Ltd. FRS
Series 2021-13A, Class A1R 4.83%, (TSFR3M+1.10%), 10/20/2034*	850,000	849,997
Barings CLO, Ltd. FRS
Series 2021-3A, Class B1R 5.36%, (TSFR3M+1.63%), 01/18/2035*	425,000	425,369
Battalion CLO XXV, Ltd. FRS
Series 2024-25A, Class BR 5.48%, (TSFR3M+1.75%), 03/13/2037*	560,000	561,357
Bayview Opportunity Master Fund VII LLC FRS
Series 2025-EDU1, Class A 4.92%, (SOFR30A+1.30%), 07/27/2048*	182,523	182,523
Cerberus Loan Funding XLIV LLC FRS
Series 2023-5AR, Class A1R 5.27%, (TSFR3M+1.52%), 01/15/2036*	250,000	249,992
CyrusOne Data Centers Issuer I LLC
Series 2024-2A, Class A2 4.50%, 05/20/2049*	755,000	725,874
Dell Equipment Finance Trust
Series 2026-1A, Class A3 4.32%, 12/22/2031*	150,000	149,375
Dext ABS LLC
Series 2025-2, Class A3 4.23%, 04/15/2036*	100,000	99,339
Elara HGV Timeshare Issuer LLC
Series 2023-A, Class A 6.16%, 02/25/2038*	75,319	77,114
Series 2023-A, Class B 6.53%, 02/25/2038*	58,716	60,078
Elmwood CLO 20, Ltd. FRS
Series 2022-7A, Class AR2 4.93%, (TSFR3M+1.20%), 01/20/2039*	375,000	375,212
FIGRE Trust FRS
Series 2026-HF3, Class A1A 5.02%, (SOFR30A+1.40%), 03/25/2056*	137,348	137,686
Fortress Credit BSL XIX, Ltd. FRS
Series 2023-2A, Class A1R 5.13%, (TSFR3M+1.35%), 07/24/2036*	930,000	930,483
Goto Foods Funding LLC
Series 2026-1A, Class A2 6.85%, 04/30/2056*	610,000	608,397
GreatAmerica Leasing Receivables Funding LLC
Series 2026-1, Class B 5.14%, 05/16/2033*	60,000	60,229
Halseypoint CLO 6, Ltd. FRS
Series 2022-6A, Class A1R 5.08%, (TSFR3M+1.35%), 01/20/2038*	250,000	250,245

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
ASSET BACKED SECURITIES (continued)
Other Asset Backed Securities (continued)
Hardee's Funding LLC
Series 2024-1A, Class A2 7.25%, 03/20/2054*	$269,227	$274,334
Jamestown CLO XV, Ltd. FRS
Series 2020-15A, Class A1R2 4.80%, (TSFR3M+1.05%), 07/15/2035*	330,000	329,916
Midocean Credit CLO XV, Ltd. FRS
Series 2024-15A, Class A1R 4.98%, (TSFR3M+1.25%), 07/21/2039*	380,000	379,791
MVW LLC
Series 2023-2A, Class A 6.18%, 11/20/2040*	50,869	51,872
Series 2023-2A, Class B 6.33%, 11/20/2040*	40,548	41,255
Navient Education Loan Trust 2026-A
Series 2026-A, Class A 4.86%, 09/15/2056*	143,797	141,834
Navient Private Education Refi Loan Trust
Series 2019-CA, Class A2 3.13%, 02/15/2068*	58,501	58,080
Navient Refinance Loan Trust
Series 2026-A, Class A 4.50%, 01/18/2056*	169,964	166,495
Series 2026-B, Class A 5.07%, 06/15/2056*	300,000	298,377
Nelnet Student Loan Trust
Series 2021-CA, Class AFX 1.32%, 04/20/2062*	270,866	256,291
Neuberger Berman Loan Advisers CLO 48, Ltd. FRS
Series 2022-48A, Class A1R 4.90%, (TSFR3M+1.09%), 04/25/2036*	865,000	865,120
NMEF Funding LLC
Series 2026-A, Class A3 4.20%, 02/15/2034*	100,000	98,892
Series 2026-A, Class B 4.48%, 02/15/2034*	100,000	98,491
Series 2025-A, Class A2 4.72%, 07/15/2032*	52,230	52,267
OCP CLO, Ltd. FRS
Series 2017-13A, Class AR2 5.07%, (TSFR3M+1.34%), 11/26/2037*	335,000	335,503
Octane Receivables Trust
Series 2024-RVM1, Class A 5.01%, 01/22/2046*	124,007	124,316
Series 2024-1A, Class A2 5.68%, 05/20/2030*	31,943	32,046
Palmer Square, Ltd. FRS
Series 2021-2A, Class AR1 5.00%, (TSFR3M+1.25%), 02/15/2038*	490,000	491,096
PEAC Solutions Receivables LLC
Series 2026-1A, Class A3 4.39%, 07/20/2033*	195,000	193,127
Series 2025-1A, Class A2 4.94%, 10/20/2028*	320,936	321,706
Post Road Equipment Finance LLC
Series 2026-1A, Class A2 4.47%, 01/18/2033*	115,000	114,605
Series 2024-1A, Class A2 5.59%, 11/15/2029*	1,861	1,862
Progress Residential Trust
Series 2025-SFR5, Class A 3.85%, 10/17/2042*	119,621	113,384
Security Description	Shares or Principal Amount	Value

Other Asset Backed Securities (continued)
Rockford Tower CLO, Ltd. FRS
Series 2022-1A, Class A1R 4.93%, (TSFR3M+1.20%), 07/20/2035*	$865,000	$865,231
SCF Equipment Leasing LLC
Series 2025-1A, Class A2 4.82%, 07/22/2030*	55,966	56,030
Series 2025-1A, Class A3 5.11%, 11/21/2033*	280,000	281,764
Series 2024-1A, Class C 5.82%, 09/20/2032*	235,000	238,228
SEB Funding LLC
Series 2024-1A, Class A2 7.39%, 04/30/2054*	422,573	428,139
ServiceMaster Funding LLC
Series 2021-1, Class A2I 2.87%, 07/30/2051*	459,048	431,394
Sierra Timeshare Receivables Funding LLC
Series 2025-2A, Class A 4.72%, 04/20/2044*	105,358	104,604
Signal Peak CLO 3, Ltd. FRS
Series 2016-3A, Class A1R4 5.05%, (TSFR3M+1.30%), 04/23/2039*	325,000	325,242
Signal Peak CLO, Ltd. FRS
Series 2021-10A, Class A1R 4.97%, (TSFR3M+1.19%), 01/24/2038*	350,000	350,603
SMB Private Education Loan Trust
Series 2021-A, Class APT1 1.07%, 01/15/2053*	297,039	273,973
Symphony CLO 37, Ltd. FRS
Series 2022-37A, Class AR2 4.86%, (TSFR3M+1.13%), 01/20/2037*	315,000	314,306
Verdant Receivables LLC
Series 2024-1A, Class A2 5.68%, 12/12/2031*	51,517	52,103
Series 2023-1A, Class A2 6.24%, 01/13/2031*	32,007	32,337
Wingspire Equipment Finance 2025-1 LLC
Series 2025-1A, Class A2 4.33%, 09/20/2033*	96,811	96,639
		16,660,844
Total Asset Backed Securities (cost $23,702,829)		23,657,825
COLLATERALIZED MORTGAGE OBLIGATIONS — 1.9%
Commercial and Residential — 1.3%
Angel Oak Mtg. Trust VRS
Series 2021-1, Class A1 0.91%, 01/25/2066*(8)	172,304	149,551
Series 2020-6, Class A2 1.52%, 05/25/2065*(8)	55,452	51,584
BANK
Series 2025-BNK51, Class A5 5.29%, 12/25/2067	155,000	154,107
Series 2024-BNK47, Class A5 5.72%, 06/15/2057	275,000	282,213
BANK5
Series 2026-5YR20, Class A3 5.10%, 02/15/2059	10,000	9,986
Series 2026-5YR21, Class A3 5.53%, 04/15/2059	57,000	57,832
Series 2025-5YR14, Class A3 5.65%, 04/15/2058	425,000	432,320

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
BANK5 VRS
Series 2024-5YR12, Class A3 5.90%, 12/15/2057(8)	$355,000	$363,375
Series 2024-5YR8, Class AS 6.38%, 08/15/2057(8)	195,000	199,496
Barclays Mtg. Loan Trust VRS
Series 2021-NQM1, Class A3 2.19%, 09/25/2051*(8)	178,580	161,438
Series 2026-NQM6, Class A1 5.76%, 07/25/2066*(8)	225,000	225,059
BBCMS Mtg. Trust
Series 2024-5C27, Class A3 6.01%, 07/15/2057	40,000	40,860
Benchmark Mtg. Trust
Series 2026-B42, Class A5 5.10%, 03/15/2059	410,000	401,466
Series 2025-V19, Class A3 5.16%, 01/15/2058	370,000	371,205
Series 2025-B41, Class A5 5.41%, 07/15/2068	130,000	130,321
Series 2023-B39, Class A5 5.75%, 07/15/2056	325,000	332,905
Benchmark Mtg. Trust VRS
Series 2025-V16, Class A3 5.44%, 08/15/2058(8)	880,000	888,914
BX Commercial Mtg. Trust FRS
Series 2026-CSMO, Class A 5.08%, (TSFR1M+1.40%), 02/15/2043*	700,000	701,969
BX Trust
Series 2023-LIFE, Class B 5.39%, 02/15/2028*	595,000	579,427
BX Trust FRS
Series 2025-ROIC, Class A 4.82%, (TSFR1M+1.14%), 03/15/2030*	857,920	856,312
Series 2026-CLS, Class B 5.38%, (TSFR1M+1.70%), 05/15/2043*	100,000	100,213
CENT VRS
Series 2025-CITY, Class A 4.92%, 07/10/2040*(8)	665,000	658,751
Citigroup Commercial Mtg. Trust
Series 2016-GC36, Class A5 3.62%, 02/10/2049	31,032	30,461
Citigroup Mtg. Loan Trust, Inc. VRS
Series 2020-EXP2, Class A3 2.50%, 08/25/2050*(8)	201,771	173,956
COLT Mtg. Loan Trust
Series 2025-8, Class A1 5.48%, 08/25/2070*(9)	182,524	182,621
COLT Mtg. Loan Trust VRS
Series 2022-3, Class A1 4.90%, 02/25/2067*(8)	384,662	370,263
DBC Mtg. Trust FRS
Series 2025-DBC, Class A 5.03%, (TSFR1M+1.35%), 11/15/2042*	110,000	110,138
Deephaven Residential Mtg. Trust VRS
Series 2026-INV1, Class A1 4.80%, 12/25/2070*(8)	94,072	92,640
EFMT FRS
Series 2026-NQM1, Class A1F 4.82%, (SOFR30A+1.20%), 02/25/2071*	170,894	170,599
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
EFMT VRS
Series 2025-NQM6, Class A1 5.00%, 12/25/2070*(8)	$92,023	$91,141
Series 2025-INV5, Class A1 5.08%, 12/25/2070*(8)	95,130	94,314
Ellington Financial Mtg. Trust VRS
Series 2021-2, Class A1 0.93%, 06/25/2066*(8)	112,934	95,222
Series 2020-2, Class A1 1.18%, 10/25/2065*(8)	82,856	79,193
Series 2019-2, Class A3 3.05%, 11/25/2059*(8)	14,241	13,895
Galton Funding Mtg. Trust VRS
Series 2018-1, Class A23 3.50%, 11/25/2057*(8)	13,842	12,351
GCAT Trust
Series 2025-NQM4, Class A1 5.53%, 06/25/2070*(9)	396,795	395,857
GS Mortgage-Backed Securities Trust
Series 2025-NQM3, Class A1 5.14%, 11/25/2065*(9)	74,170	73,723
GS Mortgage-Backed Securities Trust VRS
Series 2020-INV1, Class A14 2.91%, 10/25/2050*(8)	151,948	128,764
HOMES Trust VRS
Series 2025-NQM4, Class A1 5.22%, 08/25/2070*(8)	420,791	417,908
Hudson Yards Mtg. Trust VRS
Series 2026-10HY, Class A 5.09%, 12/10/2039*(8)	100,000	99,238
Series 2025-SPRL, Class A 5.47%, 01/13/2040*(8)	310,000	313,159
JPMorgan Mtg. Trust VRS
Series 2020-INV2, Class A3 3.00%, 10/25/2050*(8)	193,505	164,764
Series 2019-INV3, Class A3 3.50%, 05/25/2050*(8)	55,485	49,137
Series 2020-INV1, Class A3 3.50%, 08/25/2050*(8)	50,946	44,798
Series 2019-HYB1, Class B4 5.15%, 10/25/2049*(8)	208,087	206,780
Series 2025-DSC2, Class A1 5.20%, 10/25/2065*(8)	203,496	201,359
Series 2025-NQM3, Class A1 5.50%, 11/25/2065*(8)	648,890	647,614
MAD Commercial Mtg. Trust VRS
Series 2025-11MD, Class A 4.75%, 10/15/2042*(8)	215,000	211,427
MARQ Trust FRS
Series 2024-HOU, Class A 5.27%, (TSFR1M+1.59%), 06/15/2039*	100,000	99,817
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2025-C35, Class A5 5.63%, 08/15/2058	295,000	300,671
Morgan Stanley Residential Mtg. Loan Trust VRS
Series 2025-DSC2, Class A1 5.44%, 07/25/2070*(8)	89,795	89,504
Series 2025-NQM5, Class A1 5.44%, 07/25/2070*(8)	76,490	76,126
New Residential Mtg. Loan Trust VRS
Series 2022-INV1, Class A4 3.00%, 03/25/2052*(8)	432,238	359,872

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
COLLATERALIZED MORTGAGE OBLIGATIONS (continued)
Commercial and Residential (continued)
Series 2025-NQM4, Class A1 5.35%, 07/25/2065*(8)	$491,890	$489,226
NYC Commercial Mtg. Trust VRS
Series 2025-28L, Class A 4.67%, 11/05/2038*(8)	100,000	98,943
NYMT Loan Trust
Series 2025-INV1, Class A1 5.40%, 04/25/2060*(9)	91,394	91,152
OBX Trust FRS
Series 2025-NQM15, Class A1F 4.77%, (SOFR30A+1.15%), 07/27/2065*	108,775	108,990
Series 2020-EXP1, Class 2A2 4.79%, (TSFR1M+1.06%), 02/25/2060*	13,351	13,288
Series 2019-EXP3, Class 2A2 4.94%, (TSFR1M+1.21%), 10/25/2059*	2,208	2,209
OBX Trust VRS
Series 2020-EXP2, Class A8 3.00%, 05/25/2060*(8)	106,993	90,953
Series 2019-EXP3, Class 1A9 3.50%, 10/25/2059*(8)	30,672	28,408
Series 2020-EXP1, Class 1A8 3.50%, 02/25/2060*(8)	90,064	78,439
Series 2026-R1, Class A1 4.88%, 01/25/2063*(8)	336,200	331,546
Series 2025-NQM15, Class A1 5.14%, 07/27/2065*(8)	105,266	104,566
PENN Commercial Mtg. Trust VRS
Series 2025-P11, Class A 5.52%, 08/10/2042*(8)	210,000	210,460
PSMC Trust VRS
Series 2021-2, Class A3 2.50%, 05/25/2051*(8)	396,950	352,904
RCKT Mtg. Trust
Series 2024-CES9, Class A1A 5.58%, 12/25/2044*(9)	62,054	62,092
SCG Mtg. Trust FRS
Series 2026-PALM, Class A 4.90%, (TSFR1M+1.27%), 07/15/2043*	100,000	100,094
Sequoia Mtg. Trust VRS
Series 2018-CH2, Class A3 4.00%, 06/25/2048*(8)	30,748	27,429
Series 2024-HYB1, Class A1A 4.51%, 11/25/2063*(8)	190,723	189,935
Starwood Mtg. Residential Trust VRS
Series 2020-INV1, Class A1 1.03%, 11/25/2055*(8)	23,924	23,286
Towd Point Mtg. Trust VRS
Series 2017-4, Class A1 2.75%, 06/25/2057*(8)	82,891	81,641
Series 2026-1, Class A1A 4.13%, 01/25/2066*(8)	123,776	121,666
Series 2024-2, Class A1B 4.92%, 12/25/2064*(8)	791,796	788,940
Verus Securitization Trust
Series 2024-INV1, Class A2 6.32%, 03/25/2069*(9)	270,840	271,482
Verus Securitization Trust FRS
Series 2025-7, Class A1F 4.82%, (SOFR30A+1.20%), 08/25/2070*	324,291	324,476
Verus Securitization Trust VRS
Series 2021-1, Class A1 0.82%, 01/25/2066*(8)	79,727	72,276
Security Description	Shares or Principal Amount	Value

Commercial and Residential (continued)
Series 2026-6, Class A1 5.51%, 07/27/2071*(8)	$35,000	$34,953
WB Commercial Mtg. Trust VRS
Series 2024-HQ, Class A 5.94%, 03/15/2040*(8)	255,000	255,385
Wells Fargo Commercial Mtg. Trust 2019-C54
Series 2019-C54, Class A4 3.15%, 12/15/2052	200,000	188,241
Wells Fargo Commercial Mtg. Trust 2025-5C6
Series 2025-5C6, Class A3 5.19%, 10/15/2058	425,000	425,637
		17,515,233
U.S. Government Agency — 0.6%
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs.
Series K068, Class A1 2.95%, 02/25/2027	23,041	22,944
Series K-753, Class A2 4.40%, 10/25/2030	1,890,000	1,868,791
Federal Home Loan Mtg. Corp. Multifamily Structured Pass Through Certs. VRS
Series K137, Class A2 2.35%, 11/25/2031(8)	3,380,000	3,003,263
Series K-150, Class A2 3.71%, 09/25/2032(8)	1,460,000	1,376,030
Series K-558, Class A2 4.13%, 03/25/2031(8)	105,000	102,547
Series K-179, Class A2 4.32%, 03/25/2036(8)	205,000	194,856
Series K-156, Class A2 4.43%, 02/25/2033(8)	1,155,000	1,128,870
5.36%, 01/25/2029(8)	140,000	141,987
Federal Home Loan Mtg. Corp. REMIC FRS
Series 4623, Class MF 4.24%, (SOFR30A+0.61%), 10/15/2046	17,837	17,623
Federal Home Loan Mtg. Corp. Structured Agency Credit Risk REMIC Trust FRS
Series 2025-HQA1, Class A1 4.57%, (SOFR30A+0.95%), 02/25/2045*	63,438	63,477
Series 2025-DNA3, Class M1 4.72%, (SOFR30A+1.10%), 09/25/2045*	197,659	197,654
Government National Mtg. Assoc.
Series 2018-8, Class DA 3.00%, 11/20/2047	10,889	10,058
		8,128,100
Total Collateralized Mortgage Obligations (cost $26,098,733)		25,643,333
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 14.5%
U.S. Government — 8.1%
United States Treasury Bonds
1.13%, 05/15/2040	1,000,000	610,078
1.38%, 08/15/2050	1,280,000	593,300
1.88%, 02/15/2051	2,575,000	1,355,798
2.00%, 02/15/2050 to 08/15/2051	8,085,000	4,426,109
2.25%, 02/15/2052	1,580,000	901,341
2.38%, 05/15/2051	350,000	207,703
2.50%, 02/15/2046	1,195,000	786,973
2.88%, 11/15/2046	1,875,000	1,308,179
3.00%, 05/15/2047 to 08/15/2048	7,790,000	5,490,451
3.13%, 11/15/2041	2,405,000	1,893,092
3.63%, 02/15/2053 to 05/15/2053	4,525,000	3,438,469

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
U.S. GOVERNMENT & AGENCY OBLIGATIONS (continued)
U.S. Government (continued)
3.88%, 02/15/2043	$550,000	$468,467
4.00%, 11/15/2052	1,445,000	1,176,998
4.25%, 08/15/2054	635,000	539,229
4.50%, 05/15/2038	4,210,000	4,102,777
4.63%, 11/15/2045 to 11/15/2055	4,515,000	4,104,300
4.75%, 02/15/2037 to 02/15/2056	2,495,000	2,306,557
4.75%, 05/15/2055(10)	2,760,000	2,547,933
United States Treasury Bonds TIPS
0.63%, 02/15/2043(11)	29,147	20,351
0.75%, 02/15/2042 to 02/15/2045(11)	644,207	463,896
0.88%, 02/15/2047(11)	333,122	222,625
1.00%, 02/15/2046(11)	42,422	29,662
1.38%, 02/15/2044(11)	244,399	191,045
1.75%, 01/15/2028(11)	167,931	166,102
2.13%, 02/15/2054(11)	371,079	306,890
2.38%, 02/15/2055 to 02/15/2056(11)	229,823	200,558
2.50%, 01/15/2029(11)	156,058	157,052
3.88%, 04/15/2029(11)	794,871	828,317
United States Treasury Notes
0.63%, 08/15/2030	1,230,000	1,060,058
1.25%, 08/15/2031	1,535,000	1,315,783
1.88%, 02/15/2032	515,000	449,800
2.88%, 05/15/2032	1,920,000	1,763,175
3.50%, 12/15/2028	300,000	294,574
3.63%, 05/31/2028 to 12/31/2030	12,270,000	11,990,341
3.75%, 01/31/2031	800,000	778,375
3.88%, 04/15/2029 to 08/15/2034	8,845,000	8,592,801
4.00%, 06/30/2028 to 11/15/2035	10,540,000	10,347,510
4.00%, 02/28/2030(12)	5,590,000	5,522,090
4.13%, 11/30/2029 to 02/15/2036	4,160,000	4,094,647
4.25%, 02/28/2029 to 05/15/2035	7,000,000	6,944,776
4.50%, 05/31/2029 to 11/15/2033	2,270,000	2,268,591
4.63%, 02/15/2035	1,425,000	1,421,437
United States Treasury Notes TIPS
0.13%, 04/15/2027 to 01/15/2032(11)	2,471,552	2,278,396
0.25%, 07/15/2029(11)	6,549	6,218
0.38%, 07/15/2027(11)	458,856	450,031
0.63%, 07/15/2032(11)	692,946	635,365
0.75%, 07/15/2028(11)	173,523	169,062
0.88%, 01/15/2029(11)	922,754	893,523
1.13%, 10/15/2030 to 01/15/2033(11)	757,926	729,332
1.25%, 04/15/2028 to 04/15/2031(11)	1,600,800	1,560,888
1.38%, 07/15/2033(11)	148,933	141,031
1.63%, 10/15/2027 to 04/15/2030(11)	2,411,127	2,373,907
1.75%, 01/15/2034(11)	914,728	881,498
1.88%, 07/15/2034 to 01/15/2036(11)	1,169,023	1,126,859
2.13%, 04/15/2029 to 01/15/2035(11)	866,281	861,470
2.38%, 10/15/2028 to 07/15/2036(11)	217,493	217,222
		108,013,012
U.S. Government Agency — 6.4%
Federal Home Loan Mtg. Corp.
2.00%, 08/01/2036 to 05/01/2052	5,499,864	4,404,789
2.50%, 03/01/2042 to 01/01/2054	5,979,838	4,957,650
3.00%, 11/01/2034 to 09/01/2052	1,570,490	1,365,180
3.50%, 06/01/2033 to 03/01/2046	84,682	78,594
4.00%, 09/01/2045 to 01/01/2056	1,373,449	1,265,091
5.00%, 12/01/2041 to 04/01/2056	1,923,362	1,865,590
5.50%, 08/01/2053 to 10/01/2055	3,183,827	3,170,274
6.00%, 12/01/2053 to 12/01/2054	492,571	499,811
6.50%, 08/01/2054 to 09/01/2054	238,834	246,881
Security Description	Shares or Principal Amount	Value

U.S. Government Agency (continued)
Federal National Mtg. Assoc.
1.50%, 04/01/2037 to 01/01/2042	$1,431,483	$1,231,852
2.00%, 09/01/2036 to 03/01/2052	14,091,673	11,420,842
2.50%, 11/01/2031 to 01/01/2061	7,359,376	6,199,936
3.00%, 01/01/2031 to 07/01/2050	4,644,372	4,166,645
3.50%, 11/01/2032 to 05/01/2052	5,243,384	4,777,977
4.00%, 12/01/2040 to 08/01/2052	2,353,820	2,200,324
4.50%, 07/01/2040 to 07/01/2053	2,695,033	2,571,771
5.00%, 10/01/2033 to 03/01/2056	3,701,403	3,604,770
5.50%, 10/01/2035 to 11/01/2055	4,469,238	4,462,545
6.00%, 09/01/2037 to 11/01/2055	4,778,385	4,873,763
6.50%, 05/01/2054 to 06/01/2055	1,155,005	1,198,646
Government National Mtg. Assoc.
1.50%, 12/20/2036 to 05/20/2037	176,975	157,556
2.00%, 07/20/2051 to 01/20/2052	2,065,495	1,657,169
2.50%, 08/20/2050 to 12/20/2051	3,577,461	2,988,852
3.00%, 11/15/2042 to 06/20/2052	1,879,506	1,637,107
3.50%, 08/20/2042 to 01/20/2049	1,593,644	1,437,803
4.00%, 09/20/2045 to 10/20/2052	1,212,084	1,118,244
4.50%, 04/20/2041 to 06/20/2053	2,138,463	2,028,061
5.00%, 08/20/2042 to 08/20/2052	1,165,736	1,147,566
5.00%, August 30 TBA	975,000	943,285
5.50%, 03/20/2048 to 03/20/2049	200,768	203,512
5.50%, August 30 TBA	2,330,000	2,314,586
6.00%, 09/20/2052 to 11/20/2052	290,772	298,042
6.00%, August 30 TBA	280,000	284,567
Uniform Mtg. Backed Securities
2.00%, August 30 TBA	1,205,000	938,394
3.00%, August 30 TBA	900,000	767,144
3.50%, August 30 TBA	705,000	625,329
4.50%, August 30 TBA	150,000	140,839
5.00%, August 30 TBA	1,485,000	1,432,974
6.50%, August 30 TBA	415,000	427,823
		85,111,784
Total U.S. Government & Agency Obligations (cost $214,948,109)		193,124,796
FOREIGN GOVERNMENT OBLIGATIONS — 0.4%
Regional(State/Province) — 0.2%
Province of Alberta Canada
3.30%, 03/15/2028	555,000	545,947
4.50%, 01/24/2034	420,000	412,720
Province of British Columbia Canada
4.20%, 07/06/2033	819,000	791,011
Province of Manitoba Canada
4.30%, 07/27/2033	830,000	805,401
Province of Quebec Canada
4.63%, 06/03/2036	495,000	481,203
		3,036,282
Sovereign — 0.2%
Mexico Government International Bond
2.66%, 05/24/2031	639,000	561,681
3.50%, 02/12/2034	775,000	647,513
Peruvian Government International Bond
5.38%, 02/08/2035	190,000	187,055
Qatar Government International Bond
3.75%, 04/16/2030*	200,000	192,617
Republic of Poland Government International Bond
5.50%, 03/18/2054	400,000	357,588

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Sovereign (continued)
Romanian Government International Bond
6.63%, 05/16/2036*	$500,000	$502,940
		2,449,394
Total Foreign Government Obligations (cost $5,778,555)		5,485,676
MUNICIPAL SECURITIES — 0.5%
California State Public Works Board Revenue Bonds
7.80%, 03/01/2035	290,000	317,634
County of Fulton GA General Obligation Bonds
5.15%, 07/01/2039	805,000	789,912
Detroit City School District General Obligation Bonds
6.65%, 05/01/2029	295,000	309,298
Florida Development Finance Corp. Revenue Bonds
4.11%, 04/01/2050	810,000	638,820
Grand Parkway Transportation Corp. Revenue Bonds
3.24%, 10/01/2052	390,000	254,156
Metropolitan Water Reclamation District of Greater Chicago General Obligation Bonds
5.72%, 12/01/2038	375,000	375,148
Municipal Electric Authority of Georgia Revenue Bonds
6.66%, 04/01/2057	1,002,000	1,042,622
New York State Dormitory Authority Revenue Bonds
3.88%, 07/01/2046	200,000	153,857
Northern California Power Agency Revenue Bonds
7.31%, 06/01/2040	285,843	313,982
Public Finance Authority Revenue Bonds
3.41%, 07/01/2051	930,000	615,038
San Jose Redevelopment Agency Successor Agency Tax Allocation
3.38%, 08/01/2034	285,000	262,810
State of California General Obligation Bonds
7.50%, 04/01/2034	300,000	335,826
Texas A&M University Revenue Bonds
3.33%, 05/15/2039	1,100,000	926,851
Western Minnesota Municipal Power Agency Revenue Bonds
3.16%, 01/01/2039	770,000	639,012
Total Municipal Securities (cost $8,308,099)		6,974,966
UNAFFILIATED INVESTMENT COMPANIES — 0.1%
iShares Core U.S. REIT ETF	8,457	574,146
SPDR S&P Metals & Mining ETF	2,155	216,901
T. Rowe Price Natural Resources ETF	10,226	333,163
Total Unaffiliated Investment Companies (cost $1,120,516)		1,124,210
Security Description		Shares or Principal Amount	Value
ESCROWS AND LITIGATION TRUSTS — 0.0%
Saks Global Enterprise LLC11.00%, 12/15/2029(1) (cost $0)		$525,000	$0
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,150.00; Counterparty: Goldman Sachs International) (cost $7,830,881)		1,103	5,795,218
WARRANTS — 0.0%
Mining — 0.0%
Dundee Corp. Expires 12/16/2026† (cost $0)	CAD	4,722	0
Total Long-Term Investment Securities (cost $1,049,053,685)			1,211,791,261
SHORT-TERM INVESTMENTS — 10.1%
Unaffiliated Investment Companies — 10.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(13) (cost $134,418,291)		134,418,291	134,418,291
TOTAL INVESTMENTS (cost $1,183,471,976)(14)		100.8%	1,346,209,552
Other assets less liabilities		(0.8)	(10,365,057)
NET ASSETS		100.0%	$1,335,844,495

†	Non-income producing security
*
Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in transactions exempt from registration, normally to qualified institutional buyers. The SA T. Rowe Price VCP Balanced Portfolio has no right to demand registration of these securities. At July 31, 2026, the aggregate value of these securities was $97,502,281 representing 7.3% of net assets.

(1)	Securities classified as Level 3 (see Note 2).
(2)
Denotes a restricted security that: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the
Securities Act of 1933, as amended (the “1933 Act”); (b) is subject to a contractual restriction on public sales; or (c) is otherwise subject to a restriction on sales by operation of applicable law.  Restricted securities are valued pursuant to Note 2.  Certain restricted securities held by the Portfolio may not be sold except in exempt transactions or in a public offering registered under the 1933 Act. The Portfolio has no right to demand registration of these securities. The risk of investing in certain restricted securities is greater than the risk of investing in the securities of widely held, publicly traded companies. To the extent applicable, lack of a secondary market and resale restrictions may result in the inability of a Portfolio to sell a security at a fair price and may substantially delay the sale of the security. In addition, certain restricted securities may exhibit greater price volatility than securities for which secondary markets exist. As of July 31, 2026, the Portfolio held the following restricted securities:

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks
Alrosa PJSC	03/13/20, 03/18/20 06/09/21, 06/10/21 06/22/21	121,860	$184,374	$0	$0.00	0.0%
Canva, Inc., Class B	08/16/21, 11/04/21 12/17/21	120	204,536	173,785	1,448.21	0.0
Farmer's Business Network, Inc.	11/03/17	413	7,626	0	0.00	0.0

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Description	Acquisition Date	Shares or Principal Amount	Acquisition Cost	Value	Value Per Share	% of Net Assets
Common Stocks (continued)
Gusto, Inc.	10/04/21	2,300	$66,213	$49,220	$21.40	0.0%
Polyus PJSC	03/27/20, 04/03/20 06/09/21, 06/10/21 06/11/21, 06/22/21	4,280	77,570	0	0.00	0.0
Convertible Preferred Stocks
Canva, Inc. Series A	11/04/21, 12/17/21	8	13,637	11,586	1,448.21	0.0
Databricks, Inc. Series G	02/01/21	1,206	71,302	305,118	253.00	0.0
Databricks, Inc. Series H	08/31/21	2,613	192,014	661,089	253.00	0.1
Farmer's Business Network, Inc. Series D	11/03/17	150	2,769	0	0.00	0.0
Gusto, Inc. Series E	07/13/21	3,216	97,751	68,822	21.40	0.0
KoBold Metals Co. Series B-1	01/10/22	3,900	106,903	439,185	112.61	0.0
Lilac Solutions, Inc. Series B	09/08/21	4,155	54,547	43,750	10.53	0.0
				$1,752,555		0.1%**

**	Amount represents the total value of the restricted securities divided by the net assets of the Portfolio and may not equal the sum of the individual percentages shown due to rounding.

(3)	Perpetual maturity - maturity date reflects the next call date.
(4)
PIK ("Payment-in-Kind") security -- Income may be paid in additional securities or cash at the discretion of the issuer. The security is currently paying interest in the form of additional securities at the coupon rate listed.

(5)	All loans in the Portfolio were purchased through assignment agreements unless otherwise indicated.
(6)
The Portfolio invests in senior loans which generally pay interest at rates which are periodically re-determined by reference to a base lending rate plus a premium. The rate shown represents the rate at the end of the period. Senior loans are generally considered to be restrictive in that the Portfolio is ordinarily contractually obligated to receive approval from the Agent Bank and/or borrower prior to the disposition of a senior loan.

(7)
Senior loans in the Portfolio are generally subject to mandatory and/or optional prepayment.  Because of these mandatory prepayment conditions and because there may be significant economic incentives for a borrower to prepay, prepayments may occur.  As a result, the actual remaining maturity may be substantially less than the stated
maturities shown.

(8)
Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.
These securities do not indicate a reference rate and spread in their description above.

(9)	"Step-up" security where the rate increases ("steps-up") at a predetermined rate. The rate reflected is as of July 31, 2026.
(10)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(11)	Principal amount of security is adjusted for inflation.
(12)	The security or a portion thereof was pledged as collateral to cover margin requirements for open swap contracts.
(13)	The rate shown is the 7-day yield as of July 31, 2026.
(14)	See Note 4 for cost of investments on a tax basis.

ADR—American Depositary Receipt
ASX—Australian Stock Exchange
CDI—CHESS Depositary Interest
CLO—Collateralized Loan Obligation
CVA—Certification Van Aandelen (Dutch Cert.)
ETF—Exchange Traded Fund
FRS—Floating Rate Security
JSE—Johannesburg Stock Exchange
LSE—London Stock Exchange
NASDAQ—National Association of Securities Dealers Automated Quotations
NYSE—New York Stock Exchange
REMIC—Real Estate Mortgage Investment Conduit
SDR—Swedish Depositary Receipt
SOFR30A—US 30 Day Average Secured Overnight Financing Rate
TBA—Securities purchased on a forward commitment basis with an approximate principal amount and no definite maturity date. The actual principal amount and maturity date will be determined upon settlement date.

TIPS—Treasury Inflation Protected Securities
TSFR1M—Term Secured Overnight Financing Rate 1 Month
TSFR3M—Term Secured Overnight Financing Rate 3 Month
TSX—Toronto Stock Exchange
VRS—Variable Rate Security
XAMS—Euronext Amsterdam Stock Exchange

CAD—Canadian Dollar
The rates shown on FRS and/or VRS are the current interest rates at July 31, 2026 and unless noted otherwise, the dates shown are the original maturity dates.

Total Return Swaps
Counterparty (OTC)/ Centrally Cleared	Pay/ Receive	Underlying Reference	Financing Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Value
Morgan Stanley and Co., LLC	Pay	T. Rowe Price Natural Resources ETF	12-Month SOFR +0.30%	Monthly	01/19/2028	$32,032	$—	$(527)	$(527)

ETF—Exchange Traded Fund
SOFR—Secured Overnight Financing Rate

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Credit Default Swaps - Seller(1)
Counterparty (OTC)/ Centrally cleared	Reference obligation	Implied credit spread(2)	Notional amount(3)	Currency	USD notional amount(3)	Received fixed rate	Fixed payment frequency	Maturity date	Upfront payment paid (received)	Unrealized appreciation (depreciation)	Value(4)
Centrally Cleared	CDX Investment Grade Index Series 45	0.4826	18,400,000	USD	18,400,000	1.000%	Quarterly	Dec 2030	$342,406	$37,438	$379,844

(1)
If the Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation.

(2)
Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues, credit indices or sovereign issues of an emerging country as of period end serve as an indicator of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
A credit spread identified as “Defaulted” indicates a credit event has occurred for the referenced entity or obligation.

(3)
The maximum potential amount the Portfolio could be required to make as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

(4)
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/
performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement have been closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

USD—United States Dollar
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
361	Long	MSCI EAFE Index	September 2026	$57,049,362	$57,440,515	$391,153
83	Short	U.S. Treasury 10 Year Notes	September 2026	9,046,882	8,964,000	82,882
10	Short	U.S. Treasury 2 Year Notes	September 2026	2,061,336	2,056,094	5,242
45	Short	U.S. Treasury Long Bonds	September 2026	4,982,499	4,874,063	108,436
4	Short	U.S. Treasury Ultra Bonds	September 2026	451,119	438,750	12,369
						$600,082

						Unrealized (Depreciation)
520	Long	S&P 500 E-Mini Index	September 2026	$195,773,543	$195,500,500	$(273,043)
45	Long	U.S. Treasury 5 Year Notes	September 2026	4,814,303	4,768,945	(45,358)
8	Long	U.S. Treasury Ultra 10 Year Notes	September 2026	898,511	877,625	(20,886)
						$(339,287)
		Net Unrealized Appreciation (Depreciation)				$260,795

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.
The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Common Stocks:
Aerospace/Defense	$8,160,683	$9,578,984	$—	$17,739,667
Agriculture	4,985,284	2,140,263	0	7,125,547
Apparel	—	2,875,532	—	2,875,532
Auto Manufacturers	5,960,816	3,509,834	—	9,470,650
Auto Parts & Equipment	—	914,746	—	914,746
Banks	26,325,455	39,322,923	—	65,648,378
Beverages	1,984,996	1,232,733	—	3,217,729
Building Materials	2,132,887	5,321,295	—	7,454,182
Chemicals	5,298,509	3,716,155	—	9,014,664
Coal	79,092	22,148	—	101,240
Commercial Services	4,831,869	3,049,881	49,220	7,930,970

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS: (continued)
Investments at Value:* (continued)
Computer Graphics	$—	$—	$173,785	$173,785
Computers	34,832,261	1,324,548	—	36,156,809
Cosmetics/Personal Care	5,303,099	6,503,859	—	11,806,958
Distribution/Wholesale	151,960	3,906,863	—	4,058,823
Diversified Financial Services	25,188,961	1,023,032	—	26,211,993
Electric	9,620,012	7,431,553	—	17,051,565
Electrical Components & Equipment	3,629,807	5,258,212	—	8,888,019
Electronics	7,826,574	1,989,451	—	9,816,025
Engineering & Construction	214,205	1,977,998	—	2,192,203
Environmental Control	2,944,892	59,403	—	3,004,295
Food	2,974,787	5,246,453	—	8,221,240
Food Service	—	2,055,944	—	2,055,944
Forest Products & Paper	1,665,864	83,927	—	1,749,791
Hand/Machine Tools	169,582	1,392,820	—	1,562,402
Health Care-Products	10,838,458	3,100,179	—	13,938,637
Home Builders	173,171	109,010	—	282,181
Home Furnishings	—	4,289,875	—	4,289,875
Insurance	18,974,192	12,045,245	—	31,019,437
Internet	81,369,589	1,146,653	—	82,516,242
Investment Companies	—	55,869	—	55,869
Iron/Steel	1,535,455	812,236	—	2,347,691
Lodging	571,475	80,834	—	652,309
Machinery-Construction & Mining	5,076,590	7,801,402	—	12,877,992
Machinery-Diversified	12,304,312	691,830	—	12,996,142
Mining	9,952,717	9,557,657	0	19,510,374
Miscellaneous Manufacturing	2,608,518	5,589,385	—	8,197,903
Oil & Gas	25,930,785	7,815,149	—	33,745,934
Packaging & Containers	2,642,223	993,207	—	3,635,430
Pharmaceuticals	27,836,571	13,425,539	—	41,262,110
Private Equity	1,629,496	2,874,892	—	4,504,388
Real Estate	180,576	2,230,455	—	2,411,031
REITS	24,409,032	3,907,921	—	28,316,953
Retail	21,076,472	3,429,966	—	24,506,438
Semiconductors	95,612,000	18,256,484	—	113,868,484
Software	35,181,584	1,108,035	—	36,289,619
Telecommunications	10,014,320	7,379,379	—	17,393,699
Toys/Games/Hobbies	—	1,104,845	—	1,104,845
Transportation	4,811,246	60,339	—	4,871,585
Other Industries	31,005,036	—	—	31,005,036
Convertible Preferred Stocks	—	—	1,529,550	1,529,550
Corporate Bonds & Notes	—	149,278,447	—	149,278,447
Loans	—	3,133,879	—	3,133,879
Asset Backed Securities	—	23,657,825	—	23,657,825
Collateralized Mortgage Obligations	—	25,643,333	—	25,643,333
U.S. Government & Agency Obligations	—	193,124,796	—	193,124,796
Foreign Government Obligations	—	5,485,676	—	5,485,676
Municipal Securities	—	6,974,966	—	6,974,966
Unaffiliated Investment Companies	1,124,210	—	—	1,124,210
Escrows and Litigation Trusts	—	—	0	0
Purchased Options	—	5,795,218	—	5,795,218
Warrants	—	0	—	0
Short-Term Investments	134,418,291	—	—	134,418,291
Total Investments at Value	$713,557,914	$630,899,083	$1,752,555	$1,346,209,552
Other Financial Instruments:†
Swaps	$—	$37,438	$—	$37,438
Futures Contracts	600,082	—	—	600,082
Total Other Financial Instruments	$600,082	$37,438	$—	$637,520

SunAmerica Series Trust SA T. Rowe Price VCP Balanced Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
LIABILITIES:
Other Financial Instruments:†
Swaps	$—	$527	$—	$527
Futures Contracts	339,287	—	—	339,287
Total Other Financial Instruments	$339,287	$527	$—	$339,814

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
Level 3 investments in securities were not considered a significant portion of the Portfolio's net assets.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 84.2%
Domestic Equity Investment Companies — 51.3%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	6,933,054	$161,956,147
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	9,095,783	113,151,546
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	11,666,099	146,292,879
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	4,165,095	62,809,639
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	6,439,487	116,232,736
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,071,219	52,355,875
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	4,359,846	269,089,704
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	837,889	11,747,206
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	3,407,606	47,979,090
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	9,501,667	223,859,273
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	3,697,159	74,423,816
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	6,066,130	164,998,729
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	9,157,447	160,163,756
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	11,164,896	95,571,509
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	7,662,948	156,170,889
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	3,557,858	126,695,319
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	7,142,949	175,859,391
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	4,300,619	85,453,302
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	11,412,737	380,158,257
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	17,585,341	784,833,781
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	14,602,443	307,089,368
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	13,579,637	229,224,271
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	6,684,145	116,304,130
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	3,275,723	57,030,333
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	2,958,634	48,669,523
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	2,852,773	152,994,206
Total Domestic Equity Investment Companies (cost $3,597,240,208)		4,321,114,675
Domestic Fixed Income Investment Companies — 23.3%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	14,107,242	123,579,442
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	41,190,440	416,023,443
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	18,115,994	213,044,093
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	8,935,696	$85,157,181
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	9,683,177	99,058,903
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	29,693,557	385,719,308
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	66,800,067	549,096,551
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	4,515,933	49,223,668
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	7,743,043	41,347,846
Total Domestic Fixed Income Investment Companies (cost $2,067,025,233)		1,962,250,435
International Equity Investment Companies — 9.4%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	11,627,353	131,389,092
SunAmerica Series Trust SA BlackRock Advantage International Portfolio, Class 1	9,553,070	111,579,857
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	1,315,696	29,326,859
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	6,186,578	143,776,078
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	5,702,348	113,362,678
SunAmerica Series Trust SA International Index Portfolio, Class 1	6,462,730	118,655,716
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	2,469,309	32,224,485
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,324,816	46,147,591
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	4,487,537	69,691,453
Total International Equity Investment Companies (cost $610,115,077)		796,153,809
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $17,643,435)	1,792,935	16,853,594
Total Affiliated Investment Companies (cost $6,292,023,953)		7,096,372,513
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 12.2%
U.S. Government — 12.2%
United States Treasury Notes
3.88%, 08/15/2034	$90,268,000	85,708,761
4.00%, 02/15/2034 to 11/15/2035	380,833,000	363,865,611
4.13%, 02/15/2036	83,603,200	79,893,308
4.25%, 11/15/2034 to 05/15/2035	104,070,700	100,976,440
4.25%, 08/15/2035(2)	119,009,300	115,229,825
4.38%, 05/15/2034 to 05/15/2036	225,466,300	221,754,344
4.63%, 02/15/2035	64,088,700	63,928,478
Total U.S. Government & Agency Obligations (cost $1,066,851,162)		1,031,356,767
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/15/2027; Strike Price: $6,700.00; Counterparty: Citibank, N.A.)	190,000	21,109,976

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/19/2027; Strike Price: $6,450.00; Counterparty: Goldman Sachs International)	170,000	$17,971,470
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,550.00; Counterparty: Goldman Sachs International)	280,000	22,404,933
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,550.00; Counterparty: UBS AG)	40,000	3,200,705
Total Purchased Options (cost $83,851,502)		64,687,084
Total Long-Term Investment Securities (cost $7,442,726,617)		8,192,416,364
SHORT-TERM INVESTMENTS — 3.4%
Unaffiliated Investment Companies — 3.4%
AllianceBernstein Government STIF Portfolio, Class AB 3.72%(3) (cost $284,161,194)	284,161,194	284,161,194
TOTAL INVESTMENTS (cost $7,726,887,811)(4)	100.6%	8,476,577,558
Other assets less liabilities	(0.6)	(51,854,090)
NET ASSETS	100.0%	$8,424,723,468

#
The SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and
Seasons Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/
funds/sast_sst

†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
2,500	Long	S&P 500 E-Mini Index	September 2026	$937,266,837	$939,906,250	$2,639,413

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$7,096,372,513	$—	$—	$7,096,372,513
U.S. Government & Agency Obligations	—	1,031,356,767	—	1,031,356,767
Purchased Options	—	64,687,084	—	64,687,084
Short-Term Investments	284,161,194	—	—	284,161,194
Total Investments at Value	$7,380,533,707	$1,096,043,851	$—	$8,476,577,558
Other Financial Instruments:†
Futures Contracts	$2,639,413	$—	$—	$2,639,413

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 85.0%
Domestic Equity Investment Companies — 59.2%
Seasons Series Trust SA Columbia Focused Value Portfolio, Class 1	4,914,280	$114,797,583
Seasons Series Trust SA Multi-Managed Large Cap Growth Portfolio, Class 1	5,056,114	62,898,054
Seasons Series Trust SA Multi-Managed Large Cap Value Portfolio, Class 1	8,333,761	104,505,364
Seasons Series Trust SA Multi-Managed Mid Cap Growth Portfolio, Class 1	3,073,550	46,349,138
Seasons Series Trust SA Multi-Managed Mid Cap Value Portfolio, Class 1	2,188,535	39,503,049
Seasons Series Trust SA Multi-Managed Small Cap Portfolio, Class 1	4,350,195	55,943,506
SunAmerica Series Trust SA AB Growth Portfolio, Class 1	2,117,834	130,712,715
SunAmerica Series Trust SA AB Small & Mid Cap Value Portfolio, Class 1	4,961,989	69,567,082
SunAmerica Series Trust SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	1,767,590	24,887,668
SunAmerica Series Trust SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	6,562,652	154,616,084
SunAmerica Series Trust SA Franklin Small Company Value Portfolio, Class 1	1,404,576	28,274,121
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	4,395,298	119,552,114
SunAmerica Series Trust SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	6,930,559	121,215,483
SunAmerica Series Trust SA Invesco Growth Opportunities Portfolio, Class 1	2,463,605	21,088,461
SunAmerica Series Trust SA Janus Focused Growth Portfolio, Class 1	3,872,756	78,926,771
SunAmerica Series Trust SA JPMorgan Equity-Income Portfolio, Class 1	2,763,415	98,405,186
SunAmerica Series Trust SA JPMorgan Large Cap Core Portfolio, Class 1	5,371,909	132,256,409
SunAmerica Series Trust SA JPMorgan Mid Cap Growth Portfolio, Class 1	1,938,989	38,527,714
SunAmerica Series Trust SA Large Cap Growth Index Portfolio, Class 1	5,405,927	180,071,426
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	10,833,248	483,487,834
SunAmerica Series Trust SA Large Cap Value Index Portfolio, Class 1	11,121,580	233,886,826
SunAmerica Series Trust SA MFS Large Cap Growth, Class 1	6,011,317	101,471,029
SunAmerica Series Trust SA MFS Massachusetts Investors Trust Portfolio, Class 1	5,727,388	99,656,553
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,129,783	37,079,521
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,345,545	22,134,218
SunAmerica Series Trust SA Wellington Capital Appreciation Portfolio, Class 1	1,155,246	61,955,830
Total Domestic Equity Investment Companies (cost $2,273,325,458)		2,661,769,739
Domestic Fixed Income Investment Companies — 15.0%
Seasons Series Trust SA American Century Inflation Managed Portfolio, Class 1	5,017,343	43,951,929
Seasons Series Trust SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	12,472,356	125,970,793
SunAmerica Series Trust SA Federated Hermes Corporate Bond Portfolio, Class 1	6,780,451	79,738,099
Security Description	Shares or Principal Amount	Value

Domestic Fixed Income Investment Companies (continued)
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	3,102,387	$29,565,745
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	3,676,187	37,607,395
SunAmerica Series Trust SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	9,835,560	127,763,925
SunAmerica Series Trust SA JPMorgan MFS Core Bond Portfolio, Class 1	23,725,658	195,024,913
SunAmerica Series Trust SA JPMorgan Ultra-Short Bond Portfolio, Class 1	1,378,925	15,030,288
SunAmerica Series Trust SA PineBridge High-Yield Bond Portfolio, Class 1	3,887,435	20,758,901
Total Domestic Fixed Income Investment Companies (cost $703,880,644)		675,411,988
International Equity Investment Companies — 10.6%
Seasons Series Trust SA Multi-Managed International Equity Portfolio, Class 1	5,343,236	60,378,568
SunAmerica Series Trust SA BlackRock Advantage International Portfolio, Class 1	3,542,243	41,373,402
SunAmerica Series Trust SA Emerging Markets Equity Index Portfolio, Class 1	884,780	19,721,741
SunAmerica Series Trust SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	3,224,173	74,929,772
SunAmerica Series Trust SA Fidelity Institutional AM® International Growth Portfolio, Class 1	2,783,926	55,344,453
SunAmerica Series Trust SA International Index Portfolio, Class 1	4,541,770	83,386,892
SunAmerica Series Trust SA JPMorgan Emerging Markets Portfolio, Class 1	925,801	12,081,703
SunAmerica Series Trust SA PIMCO RAE International Value Portfolio, Class 1	2,526,653	50,154,066
SunAmerica Series Trust SA Putnam International Value Portfolio, Class 1	5,124,730	79,587,057
Total International Equity Investment Companies (cost $371,216,941)		476,957,654
International Fixed Income Investment Companies — 0.2%
SunAmerica Series Trust SA PIMCO Global Bond Opportunities Portfolio, Class 1 (cost $10,999,751)	1,117,270	10,502,335
Total Affiliated Investment Companies (cost $3,359,422,794)		3,824,641,716
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 13.7%
U.S. Government — 13.7%
United States Treasury Notes
3.88%, 08/15/2033 to 08/15/2034	$66,489,700	63,268,057
4.00%, 02/15/2034 to 11/15/2035	165,688,000	158,025,392
4.13%, 02/15/2036	50,053,600	47,832,471
4.25%, 11/15/2034 to 05/15/2035	136,584,900	132,553,190
4.25%, 08/15/2035(2)	44,301,100	42,894,194
4.38%, 05/15/2034 to 05/15/2036	94,081,900	92,521,574
4.50%, 11/15/2033	37,397,700	37,203,407
4.63%, 02/15/2035	41,658,500	41,554,354
Total U.S. Government & Agency Obligations (cost $637,092,163)		615,852,639
PURCHASED OPTIONS† — 0.8%
Purchased Options - Puts — 0.8%
Over the Counter put option on the S&P 500 Index (Expiration Date: 01/15/2027; Strike Price: $6,700.00; Counterparty: Citibank, N.A.)	80,000	8,888,411

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

Security Description	Shares or Principal Amount	Value
PURCHASED OPTIONS (continued)
Purchased Options - Puts (continued)
Over the Counter put option on the S&P 500 Index (Expiration Date: 02/19/2027; Strike Price: $6,450.00; Counterparty: Goldman Sachs International)	110,000	$11,628,598
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,550.00; Counterparty: Goldman Sachs International)	150,000	12,002,643
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,550.00; Counterparty: UBS AG)	30,000	2,400,528
Total Purchased Options (cost $45,347,933)		34,920,180
Total Long-Term Investment Securities (cost $4,041,862,890)		4,475,414,535
SHORT-TERM INVESTMENTS — 1.1%
Unaffiliated Investment Companies — 1.1%
AllianceBernstein Government STIF Portfolio, Class AB 3.72%(3) (cost $50,838,242)	50,838,242	50,838,242
TOTAL INVESTMENTS (cost $4,092,701,132)(4)	100.6%	4,526,252,777
Other assets less liabilities	(0.6)	(25,852,260)
NET ASSETS	100.0%	$4,500,400,517

#
The SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust and
Seasons Series Trust, some of which are not presented in this report.  Additional information on the underlying Portfolios, including such portfolios’ prospectuses and shareholder reports are available on our website, https://venerable.onlineprospectus.net/
funds/sast_sst

†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.

STIF—Short Term Investment Fund
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
300	Long	S&P 500 E-Mini Index	September 2026	$112,427,170	$112,788,750	$361,580

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Dynamic Strategy Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$3,824,641,716	$—	$—	$3,824,641,716
U.S. Government & Agency Obligations	—	615,852,639	—	615,852,639
Purchased Options	—	34,920,180	—	34,920,180
Short-Term Investments	50,838,242	—	—	50,838,242
Total Investments at Value	$3,875,479,958	$650,772,819	$—	$4,526,252,777
Other Financial Instruments:†
Futures Contracts	$361,580	$—	$—	$361,580

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited)

Security Description	Shares or Principal Amount	Value
AFFILIATED INVESTMENT COMPANIES#(1) — 82.1%
Domestic Equity Investment Companies — 49.4%
SunAmerica Series Trust SA Large Cap Index Portfolio, Class 1	4,964,999	$221,587,903
SunAmerica Series Trust SA Mid Cap Index Portfolio, Class 1	2,087,495	36,343,297
SunAmerica Series Trust SA Small Cap Index Portfolio, Class 1	1,519,411	24,994,312
Total Domestic Equity Investment Companies (cost $208,822,364)		282,925,512
Domestic Fixed Income Investment Companies — 22.6%
SunAmerica Series Trust SA Fixed Income Index Portfolio, Class 1	6,446,730	61,437,337
SunAmerica Series Trust SA Fixed Income Intermediate Index Portfolio, Class 1	6,675,812	68,293,555
Total Domestic Fixed Income Investment Companies (cost $133,824,088)		129,730,892
International Equity Investment Companies — 10.1%
SunAmerica Series Trust SA International Index Portfolio, Class 1 (cost $39,769,697)	3,139,840	57,647,463
Total Affiliated Investment Companies (cost $382,416,149)		470,303,867
U.S. GOVERNMENT & AGENCY OBLIGATIONS — 1.9%
U.S. Government — 1.9%
United States Treasury Notes
4.63%, 09/15/2026(2) (cost $10,807,835)	$10,800,000	10,810,336
PURCHASED OPTIONS† — 0.4%
Purchased Options - Puts — 0.4%
Over the Counter put option on the S&P 500 Index (Expiration Date: 12/18/2026; Strike Price: $6,150.00; Counterparty: Goldman Sachs International) (cost $3,102,534)	437	2,296,020
Total Long-Term Investment Securities (cost $396,326,518)		483,410,223
Security Description	Shares or Principal Amount	Value
SHORT-TERM INVESTMENTS — 16.0%
Unaffiliated Investment Companies — 16.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 3.62%(3)	91,328,163	$91,328,163
T. Rowe Price Government Reserve Fund 3.72%(3)	1,261	1,261
Total Short-Term Investments (cost $91,329,424)		91,329,424
TOTAL INVESTMENTS (cost $487,655,942)(4)	100.4%	574,739,647
Other assets less liabilities	(0.4)	(2,026,729)
NET ASSETS	100.0%	$572,712,918

#
The SunAmerica Series Trust SA VCP Index Allocation Portfolio invests in Class 1 shares of the underlying Portfolios, which are Portfolios of SunAmerica Series Trust.
Additional information on the underlying Portfolios, including such portfolios’
prospectuses and shareholder reports are available on our website, https://
venerable.onlineprospectus.net/funds/sast_sst

†	Non-income producing security
(1)	See Note 8.
(2)	The security or a portion thereof was pledged as collateral to cover margin requirements for open futures contracts.
(3)	The rate shown is the 7-day yield as of July 31, 2026.
(4)	See Note 4 for cost of investments on a tax basis.
Futures Contracts

Number of Contracts	Type	Description	Expiration Month	Notional Basis*	Notional Value*	Unrealized Appreciation
108	Long	MSCI EAFE Index	September 2026	$17,067,956	$17,184,420	$116,464

						Unrealized (Depreciation)
48	Long	E-Mini Russell 2000 Index	September 2026	$7,124,878	$7,051,200	$(73,678)
229	Long	S&P 500 E-Mini Index	September 2026	86,214,471	86,095,412	(119,059)
27	Long	S&P Mid Cap 400 E-Mini Index	September 2026	10,336,786	10,186,830	(149,956)
13	Long	U.S. Treasury 10 Year Notes	September 2026	1,417,120	1,404,000	(13,120)
9	Long	U.S. Treasury 2 Year Notes	September 2026	1,855,278	1,850,484	(4,794)
11	Long	U.S. Treasury 5 Year Notes	September 2026	1,173,466	1,165,742	(7,724)
4	Long	U.S. Treasury Long Bonds	September 2026	442,849	433,250	(9,599)
2	Long	U.S. Treasury Ultra Bonds	September 2026	225,571	219,375	(6,196)
						$(384,126)
		Net Unrealized Appreciation (Depreciation)				$(267,662)

*	Notional basis refers to the contractual amount agreed upon at inception of the open contract; notional value represents the current value of the open contract.

SunAmerica Series Trust SA VCP Index Allocation Portfolio
PORTFOLIO OF INVESTMENTS — July 31, 2026 (unaudited) — (continued)

The following is a summary of the inputs used to value the Portfolio’s net assets as of July 31, 2026 (see Note 2):
	Level 1 - Unadjusted Quoted Prices	Level 2 - Other Observable Inputs	Level 3 - Significant Unobservable Inputs	Total
ASSETS:
Investments at Value:*
Affiliated Investment Companies	$470,303,867	$—	$—	$470,303,867
U.S. Government & Agency Obligations	—	10,810,336	—	10,810,336
Purchased Options	—	2,296,020	—	2,296,020
Short-Term Investments	91,329,424	—	—	91,329,424
Total Investments at Value	$561,633,291	$13,106,356	$—	$574,739,647
Other Financial Instruments:†
Futures Contracts	$116,464	$—	$—	$116,464
LIABILITIES:
Other Financial Instruments:†
Futures Contracts	$384,126	$—	$—	$384,126

*	For a detailed presentation of investments, please refer to the Portfolio of Investments.
†	Amounts represent unrealized appreciation/depreciation as of the end of the reporting period.
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Advantage International	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index
ASSETS:
Investments at value (unaffiliated)*	$1,751,304,226	$485,894,035	$327,266,530	$132,281,682	$118,774,190
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	11,385,826	3,028,551	63	—	—
Foreign cash*	—	—	337,470	—	457,319
Cash collateral on futures contracts	—	—	198,685	—	53,000
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	5,594
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	54,628	2,208	391	39,608	2,601
Dividends and interest	313,257	14,592	1,914,694	573	287,840
Investments sold	2,126,255	81,222	12	—	157,703
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	3,826	5,331	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	—	29,334	16,588	47,828	25,760
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,765,188,018	489,055,273	329,734,433	132,369,691	119,764,007
LIABILITIES:
Payable for:
Fund shares redeemed	1,203,898	229,064	144,904	28,031	36,151
Investments purchased	1	84,233	1,882	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	915,373	387,765	231,788	73,162	46,835
Service fees—Class 2	8,969	1,095	683	—	—
Service fees—Class 3	151,169	83,670	23,931	28,094	5,814
Transfer agent fees	2,009	1,041	1,412	372	1,042
Trustees' fees and expenses	7,939	2,076	1,554	458	371
Other accrued expenses	186,105	109,827	77,831	58,377	160,631
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	906,634
Due to custodian	—	—	—	26	60,967
Payable for variation margin on futures contracts	—	—	25,053	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	2,475,463	898,771	509,038	188,520	1,218,445
Commitments and contingent liabilities (Note 5)
Net assets	$1,762,712,555	$488,156,502	$329,225,395	$132,181,171	$118,545,562
* Cost
Investments (unaffiliated)	$1,134,402,257	$426,001,566	$309,416,074	$114,865,209	$72,216,854
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$336,097	$—	$455,940
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Advantage International	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index
NET ASSETS REPRESENTED BY:
Paid in capital	$830,642,440	$374,918,267	$218,873,009	$100,398,567	$73,330,477
Total accumulated earnings (loss)	932,070,115	113,238,235	110,352,386	31,782,604	45,215,085
Net assets	$1,762,712,555	$488,156,502	$329,225,395	$132,181,171	$118,545,562
Class 1 (unlimited shares authorized):
Net assets	$986,275,283	$89,494,537	$209,636,611	$210,543	$91,467,842
Shares of beneficial interest issued and outstanding	15,978,942	6,382,688	17,947,996	10,059	4,103,113
Net asset value, offering and redemption price per share	$61.72	$14.02	$11.68	$20.93	$22.29
Class 2 (unlimited shares authorized):
Net assets	$69,732,157	$8,486,141	$5,429,035	$—	$—
Shares of beneficial interest issued and outstanding	1,170,119	605,674	467,073	—	—
Net asset value, offering and redemption price per share	$59.59	$14.01	$11.62	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$706,705,115	$390,175,824	$114,159,749	$131,970,628	$27,077,720
Shares of beneficial interest issued and outstanding	12,354,877	28,440,756	9,866,500	6,347,049	1,226,533
Net asset value, offering and redemption price per share	$57.20	$13.72	$11.57	$20.79	$22.08
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® Global Equities	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
ASSETS:
Investments at value (unaffiliated)*	$1,489,126,819	$338,812,063	$235,007,646	$250,452,988	$529,026,027
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	1,687,442	—	—	—
Cash	7,726	2	415,825	770,169	775
Foreign cash*	—	1,919,747	152,642	—	—
Cash collateral on futures contracts	20,600	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	4,737	5	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	668	118,824	—	—	16,067
Dividends and interest	19,433,872	646,888	548,466	177,936	5,420,241
Investments sold	4,448,088	556,615	4,040,211	1,842,208	5,040,951
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	11,627	36,211	3,458	—
Due from investment adviser for expense reimbursements/fee waivers	—	8,801	10,560	—	23,080
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,513,042,510	343,762,014	240,211,561	253,246,759	539,527,141
LIABILITIES:
Payable for:
Fund shares redeemed	312,236	141,279	131,243	127,445	231,017
Investments purchased	1,525,000	588,294	4,954,754	1,384,283	2,868,942
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	669,182	220,414	155,526	165,751	138,457
Service fees—Class 2	1,254	391	—	345	—
Service fees—Class 3	234,429	13,766	4,683	29,543	21,896
Transfer agent fees	1,339	122	818	1,116	441
Trustees' fees and expenses	6,552	1,464	1,284	1,073	2,336
Other accrued expenses	217,423	113,979	143,213	86,802	150,695
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	505,414	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	2,967,415	1,079,709	5,896,935	1,796,358	3,413,784
Commitments and contingent liabilities (Note 5)
Net assets	$1,510,075,095	$342,682,305	$234,314,626	$251,450,401	$536,113,357
* Cost
Investments (unaffiliated)	$1,593,640,377	$261,708,146	$184,333,229	$203,255,671	$550,329,091
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$1,906,843	$152,237	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® Global Equities	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,584,294,688	$167,155,655	$144,839,386	$184,497,211	$571,050,154
Total accumulated earnings (loss)	(74,219,593)	175,526,650	89,475,240	66,953,190	(34,936,797)
Net assets	$1,510,075,095	$342,682,305	$234,314,626	$251,450,401	$536,113,357
Class 1 (unlimited shares authorized):
Net assets	$405,617,420	$275,434,170	$212,510,173	$110,669,956	$433,843,593
Shares of beneficial interest issued and outstanding	34,481,841	11,850,585	10,689,898	7,860,370	45,546,608
Net asset value, offering and redemption price per share	$11.76	$23.24	$19.88	$14.08	$9.53
Class 2 (unlimited shares authorized):
Net assets	$9,701,413	$3,054,114	$—	$2,700,589	$—
Shares of beneficial interest issued and outstanding	824,308	131,928	—	192,386	—
Net asset value, offering and redemption price per share	$11.77	$23.15	$—	$14.04	$—
Class 3 (unlimited shares authorized):
Net assets	$1,094,756,262	$64,194,021	$21,804,453	$138,079,856	$102,269,764
Shares of beneficial interest issued and outstanding	94,089,728	2,820,354	1,109,479	9,956,518	10,822,915
Net asset value, offering and redemption price per share	$11.64	$22.76	$19.65	$13.87	$9.45
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
ASSETS:
Investments at value (unaffiliated)*	$507,805,520	$1,292,288,528	$300,379,921	$346,016,404	$609,982,462
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	899	2,201	119	—	4
Foreign cash*	—	—	5	—	—
Cash collateral on futures contracts	—	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	16,067	798	11,147	—	—
Dividends and interest	4,518,171	1,527,806	144,201	217,562	352,733
Investments sold	6,381,186	9,073,169	—	1	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	6,737	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	22,722	58,010	25,387	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	518,744,565	1,302,957,249	300,560,780	346,233,967	610,335,199
LIABILITIES:
Payable for:
Fund shares redeemed	172,991	566,278	144,193	207,382	228,916
Investments purchased	5,251,179	14,484,395	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	131,597	784,519	247,147	140,776	305,161
Service fees—Class 2	—	5,493	—	—	714
Service fees—Class 3	12,398	95,313	40,244	7,199	51,978
Transfer agent fees	1,339	1,562	967	818	1,265
Trustees' fees and expenses	1,853	5,215	1,263	1,128	2,343
Other accrued expenses	140,558	162,318	82,500	64,572	88,568
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	5,711,915	16,105,093	516,314	421,875	678,945
Commitments and contingent liabilities (Note 5)
Net assets	$513,032,650	$1,286,852,156	$300,044,466	$345,812,092	$609,656,254
* Cost
Investments (unaffiliated)	$517,701,226	$971,875,031	$254,468,656	$293,138,868	$517,066,329
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$5	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
NET ASSETS REPRESENTED BY:
Paid in capital	$514,056,334	$650,697,534	$197,686,432	$217,375,782	$360,264,293
Total accumulated earnings (loss)	(1,023,684)	636,154,622	102,358,034	128,436,310	249,391,961
Net assets	$513,032,650	$1,286,852,156	$300,044,466	$345,812,092	$609,656,254
Class 1 (unlimited shares authorized):
Net assets	$454,367,445	$790,006,540	$109,615,607	$311,715,735	$353,942,609
Shares of beneficial interest issued and outstanding	44,435,346	33,523,594	5,444,386	11,459,934	20,233,828
Net asset value, offering and redemption price per share	$10.23	$23.57	$20.13	$27.20	$17.49
Class 2 (unlimited shares authorized):
Net assets	$—	$43,488,752	$—	$—	$5,723,877
Shares of beneficial interest issued and outstanding	—	1,844,109	—	—	328,499
Net asset value, offering and redemption price per share	$—	$23.58	$—	$—	$17.42
Class 3 (unlimited shares authorized):
Net assets	$58,665,205	$453,356,864	$190,428,859	$34,096,357	$249,989,768
Shares of beneficial interest issued and outstanding	5,778,544	19,473,894	9,666,981	1,267,910	14,638,267
Net asset value, offering and redemption price per share	$10.15	$23.28	$19.70	$26.89	$17.08
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights
ASSETS:
Investments at value (unaffiliated)*	$114,792,131	$—	$—	$—	$52,913,888
Investments at value (affiliated)*	—	113,353,052	111,379,466	459,480,556	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	1,203,343	—	—	—	6
Foreign cash*	3,509	—	—	—	164,946
Cash collateral on futures contracts	330,303	—	—	—	344,454
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	26,418	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	144,550
Receivable for:
Fund shares sold	6,264	—	—	106,789	86,468
Dividends and interest	330,987	—	—	—	98,778
Investments sold	4,612,167	8,270	15,279	—	—
Receipts on swap contracts	—	—	—	—	7,222
Prepaid expenses and other assets	21	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	15,423	4,245	2,893	—	10,812
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	121,320,566	113,365,567	111,397,638	459,587,345	53,771,124
LIABILITIES:
Payable for:
Fund shares redeemed	9,387	8,270	15,279	54,767	1,378
Investments purchased	10,960,598	—	—	52,022	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	65,678	9,632	9,466	38,843	31,945
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	23,441	24,081	23,559	96,184	11,363
Transfer agent fees	446	1,036	372	372	446
Trustees' fees and expenses	475	473	487	1,439	258
Other accrued expenses	100,996	26,579	29,067	32,292	75,789
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	74,599
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	115,796	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	11,276,817	70,071	78,230	275,919	195,778
Commitments and contingent liabilities (Note 5)
Net assets	$110,043,749	$113,295,496	$111,319,408	$459,311,426	$53,575,346
* Cost
Investments (unaffiliated)	$94,351,110	$—	$—	$—	$48,661,663
Investments (affiliated)	$—	$97,844,526	$91,243,469	$360,104,719	$—
Foreign cash	$3,507	$—	$—	$—	$161,762
Proceeds from forward sales contracts	$(118,200)	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights
NET ASSETS REPRESENTED BY:
Paid in capital	$74,817,943	$90,034,880	$77,249,479	$300,730,208	$44,066,281
Total accumulated earnings (loss)	35,225,806	23,260,616	34,069,929	158,581,218	9,509,065
Net assets	$110,043,749	$113,295,496	$111,319,408	$459,311,426	$53,575,346
Class 1 (unlimited shares authorized):
Net assets	$71,071	$—	$505,739	$4,361,916	$212,129
Shares of beneficial interest issued and outstanding	4,696	1	22,234	175,007	17,432
Net asset value, offering and redemption price per share	$15.13	$—	$22.75	$24.92	$12.17
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$109,972,678	$113,295,496	$110,813,669	$454,949,510	$53,363,217
Shares of beneficial interest issued and outstanding	7,330,252	5,613,580	4,885,233	18,396,792	4,411,254
Net asset value, offering and redemption price per share	$15.00	$20.18	$22.68	$24.73	$12.10
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
ASSETS:
Investments at value (unaffiliated)*	$—	$—	$—	$998,988,213	$266,578,774
Investments at value (affiliated)*	281,177,580	529,068,669	1,565,302,685	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	—	111,906	4,786,559
Foreign cash*	—	—	—	2,244,532	—
Cash collateral on futures contracts	—	—	—	380,000	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	43,136	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	91,849	—	—	103,040	—
Dividends and interest	—	—	—	4,638,876	2,751
Investments sold	—	506,976	516,852	—	—
Receipts on swap contracts	—	—	—	3,971	—
Prepaid expenses and other assets	—	—	—	542,078	9,220
Due from investment adviser for expense reimbursements/fee waivers	—	—	—	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	4,334	—
Total assets	281,269,429	529,575,645	1,565,819,537	1,007,060,086	271,377,304
LIABILITIES:
Payable for:
Fund shares redeemed	50,210	506,976	516,852	339,313	95,233
Investments purchased	41,639	—	—	405	834,016
Payments on swap contracts	—	—	—	588	—
Investment advisory and management fees	24,002	45,212	133,784	337,791	183,027
Service fees—Class 2	—	—	—	—	259
Service fees—Class 3	59,917	112,443	332,958	10,173	30,837
Transfer agent fees	372	372	372	1,339	1,265
Trustees' fees and expenses	1,143	2,266	5,881	3,991	1,127
Other accrued expenses	31,177	34,028	43,720	368,060	85,626
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	1,176	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	208,460	701,297	1,033,567	1,062,836	1,231,390
Commitments and contingent liabilities (Note 5)
Net assets	$281,060,969	$528,874,348	$1,564,785,970	$1,005,997,250	$270,145,914
* Cost
Investments (unaffiliated)	$—	$—	$—	$645,142,680	$225,573,945
Investments (affiliated)	$241,861,819	$415,344,729	$1,162,350,161	$—	$—
Foreign cash	$—	$—	$—	$2,228,038	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
NET ASSETS REPRESENTED BY:
Paid in capital	$205,271,590	$323,476,062	$898,170,406	$542,974,387	$173,611,868
Total accumulated earnings (loss)	75,789,379	205,398,286	666,615,564	463,022,863	96,534,046
Net assets	$281,060,969	$528,874,348	$1,564,785,970	$1,005,997,250	$270,145,914
Class 1 (unlimited shares authorized):
Net assets	$406,239	$2,761,264	$7,020,636	$956,693,110	$132,661,999
Shares of beneficial interest issued and outstanding	26,034	150,329	347,826	52,107,688	15,494,188
Net asset value, offering and redemption price per share	$15.60	$18.37	$20.18	$18.36	$8.56
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$1,884,693
Shares of beneficial interest issued and outstanding	—	—	—	—	244,938
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$7.69
Class 3 (unlimited shares authorized):
Net assets	$280,654,730	$526,113,084	$1,557,765,334	$49,304,140	$135,599,222
Shares of beneficial interest issued and outstanding	18,060,831	28,831,435	77,633,213	2,713,720	18,886,300
Net asset value, offering and redemption price per share	$15.54	$18.25	$20.07	$18.17	$7.18
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core
ASSETS:
Investments at value (unaffiliated)*	$489,350,272	$415,377,610	$208,286,061	$778,361,280	$506,279,298
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	897,096
Cash	38,852	4,340,033	10,157,423	1	—
Foreign cash*	—	21,277	648,483	—	—
Cash collateral on futures contracts	—	24,000	654,472	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	39,957	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	3,916	104,498	1,866	—	160
Dividends and interest	11,540	1,911,249	549,564	820,867	244,863
Investments sold	—	3,928,311	331,444	—	5,276,240
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	—	1,604	41	5,683	2,911
Due from investment adviser for expense reimbursements/fee waivers	42,001	9,343	31,566	—	30,666
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	23,822	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	489,446,581	425,741,747	220,700,877	779,187,831	512,731,234
LIABILITIES:
Payable for:
Fund shares redeemed	244,018	145,496	60,163	594,646	310,840
Investments purchased	—	3,754,257	—	9,656	3,399,385
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	357,011	219,311	210,408	370,025	319,395
Service fees—Class 2	1,005	2,007	344	1,213	454
Service fees—Class 3	42,043	62,020	28,171	80,147	29,134
Transfer agent fees	1,265	1,191	1,190	1,412	1,339
Trustees' fees and expenses	2,227	1,884	739	4,091	2,804
Other accrued expenses	93,732	244,772	412,239	117,752	94,257
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	122,423	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	182,432	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	23,284	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	741,301	4,636,654	835,677	1,178,942	4,157,608
Commitments and contingent liabilities (Note 5)
Net assets	$488,705,280	$421,105,093	$219,865,200	$778,008,889	$508,573,626
* Cost
Investments (unaffiliated)	$317,726,996	$380,596,762	$136,925,437	$580,814,760	$427,739,496
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$20,054	$726,553	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core
NET ASSETS REPRESENTED BY:
Paid in capital	$200,746,991	$338,961,953	$130,869,456	$351,586,927	$321,667,321
Total accumulated earnings (loss)	287,958,289	82,143,140	88,995,744	426,421,962	186,906,305
Net assets	$488,705,280	$421,105,093	$219,865,200	$778,008,889	$508,573,626
Class 1 (unlimited shares authorized):
Net assets	$285,562,512	$115,531,241	$85,155,187	$387,181,308	$369,341,133
Shares of beneficial interest issued and outstanding	14,009,822	5,427,543	6,524,842	10,872,522	15,001,753
Net asset value, offering and redemption price per share	$20.38	$21.29	$13.05	$35.61	$24.62
Class 2 (unlimited shares authorized):
Net assets	$7,824,832	$15,695,505	$2,692,891	$9,613,051	$3,535,402
Shares of beneficial interest issued and outstanding	410,917	741,087	207,420	270,672	143,642
Net asset value, offering and redemption price per share	$19.04	$21.18	$12.98	$35.52	$24.61
Class 3 (unlimited shares authorized):
Net assets	$195,317,936	$289,878,347	$132,017,122	$381,214,530	$135,697,091
Shares of beneficial interest issued and outstanding	10,795,216	13,806,976	10,284,308	10,886,360	5,579,065
Net asset value, offering and redemption price per share	$18.09	$21.00	$12.84	$35.02	$24.32
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index
ASSETS:
Investments at value (unaffiliated)*	$1,771,615,784	$633,627,078	$331,913,151	$735,688,158	$3,279,773,248
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	—	—	27,142	—	45
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	647,000	—	—	224,128	1,562,000
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	—	130,897
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	16,214	27,987	2,997	50,690	57,311
Dividends and interest	14,634,031	132,137	2,912,029	99,074	1,586,334
Investments sold	829,179	1,439,279	—	2,925,052	—
Receipts on swap contracts	—	—	—	—	—
Prepaid expenses and other assets	28,430	10,438	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	152,426	19,467	—	5,582	392,571
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	—
Total assets	1,787,923,064	635,256,386	334,855,319	738,992,684	3,283,502,406
LIABILITIES:
Payable for:
Fund shares redeemed	1,115,149	259,192	908,154	371,715	1,702,144
Investments purchased	11,338,337	1,230,356	—	—	—
Payments on swap contracts	—	—	—	—	—
Investment advisory and management fees	914,555	423,650	130,484	190,019	1,022,948
Service fees—Class 2	688	1,656	1,062	—	—
Service fees—Class 3	180,061	89,296	47,236	21,553	34,178
Transfer agent fees	1,339	1,637	1,934	818	1,488
Trustees' fees and expenses	7,857	3,107	1,541	2,913	14,676
Other accrued expenses	284,208	121,717	105,256	187,097	446,763
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	2,153,018	—	—	—	—
Payable for variation margin on futures contracts	735,145	—	—	46,123	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	16,730,357	2,130,611	1,195,667	820,238	3,222,197
Commitments and contingent liabilities (Note 5)
Net assets	$1,771,192,707	$633,125,775	$333,659,652	$738,172,446	$3,280,280,209
* Cost
Investments (unaffiliated)	$1,880,174,255	$580,590,686	$332,699,195	$484,833,690	$1,234,257,902
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index
NET ASSETS REPRESENTED BY:
Paid in capital	$1,933,392,779	$461,542,631	$325,502,691	$343,242,095	$513,485,888
Total accumulated earnings (loss)	(162,200,072)	171,583,144	8,156,961	394,930,351	2,766,794,321
Net assets	$1,771,192,707	$633,125,775	$333,659,652	$738,172,446	$3,280,280,209
Class 1 (unlimited shares authorized):
Net assets	$927,623,408	$215,872,271	$104,611,266	$636,744,390	$3,118,686,381
Shares of beneficial interest issued and outstanding	112,886,187	10,862,900	9,593,555	19,118,416	69,879,939
Net asset value, offering and redemption price per share	$8.22	$19.87	$10.90	$33.31	$44.63
Class 2 (unlimited shares authorized):
Net assets	$5,318,891	$12,423,947	$8,290,810	$—	$—
Shares of beneficial interest issued and outstanding	649,772	686,685	773,120	—	—
Net asset value, offering and redemption price per share	$8.19	$18.09	$10.72	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$838,250,408	$404,829,557	$220,757,576	$101,428,056	$161,593,828
Shares of beneficial interest issued and outstanding	103,369,063	23,801,335	20,870,226	3,080,869	3,656,233
Net asset value, offering and redemption price per share	$8.11	$17.01	$10.58	$32.92	$44.20
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Large Cap Value Index	SA MFS Large Cap Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
ASSETS:
Investments at value (unaffiliated)*	$701,890,291	$688,965,657	$582,445,503	$482,270,069	$516,230,886
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	82	4,305	2,131	9,226	10,260
Foreign cash*	—	—	—	—	—
Cash collateral on futures contracts	343,000	—	—	—	213,989
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	(8,127)
Receivable for variation margin on futures contracts	17,934	—	—	—	—
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	58,152	40,387	4,863	26,574	37,282
Dividends and interest	631,836	70,362	277,623	2,014,393	108,347
Investments sold	—	46,455,706	—	71,995	—
Receipts on swap contracts	—	—	—	—	1,000
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	9,856	14,385	19,646	—	—
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	—	—	—	—	80
Total assets	702,951,151	735,550,802	582,749,766	484,392,257	516,593,717
LIABILITIES:
Payable for:
Fund shares redeemed	363,263	242,714	289,133	85,984	180,887
Investments purchased	—	46,965,049	—	4,160,795	—
Payments on swap contracts	—	—	—	—	35
Investment advisory and management fees	179,230	388,913	343,819	265,651	133,204
Service fees—Class 2	—	4,001	835	2,006	—
Service fees—Class 3	18,437	54,814	61,659	74,871	21,311
Transfer agent fees	818	2,389	1,339	1,116	1,339
Trustees' fees and expenses	2,452	4,323	3,199	2,153	2,031
Other accrued expenses	184,031	176,435	118,521	130,165	159,734
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	—	—	—	—
Payable for variation margin on futures contracts	—	—	—	55,087	2,345
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	—	—	—	—	—
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	—	—	—	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	748,231	47,838,638	818,505	4,777,828	500,886
Commitments and contingent liabilities (Note 5)
Net assets	$702,202,920	$687,712,164	$581,931,261	$479,614,429	$516,092,831
* Cost
Investments (unaffiliated)	$611,160,208	$551,588,091	$412,766,474	$431,099,276	$388,273,424
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$—	$—	$—	$—	$—
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Large Cap Value Index	SA MFS Large Cap Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
NET ASSETS REPRESENTED BY:
Paid in capital	$543,967,918	$217,708,964	$230,971,882	$359,939,123	$309,148,850
Total accumulated earnings (loss)	158,235,002	470,003,200	350,959,379	119,675,306	206,943,981
Net assets	$702,202,920	$687,712,164	$581,931,261	$479,614,429	$516,092,831
Class 1 (unlimited shares authorized):
Net assets	$615,050,186	$403,592,537	$283,295,033	$109,617,664	$416,660,252
Shares of beneficial interest issued and outstanding	29,249,929	23,927,485	16,278,985	5,789,829	23,928,650
Net asset value, offering and redemption price per share	$21.03	$16.87	$17.40	$18.93	$17.41
Class 2 (unlimited shares authorized):
Net assets	$—	$30,744,084	$6,607,473	$15,868,085	$—
Shares of beneficial interest issued and outstanding	—	1,851,258	378,345	836,150	—
Net asset value, offering and redemption price per share	$—	$16.61	$17.46	$18.98	$—
Class 3 (unlimited shares authorized):
Net assets	$87,152,734	$253,375,543	$292,028,755	$354,128,680	$99,432,579
Shares of beneficial interest issued and outstanding	4,195,000	15,626,226	17,016,951	18,810,607	5,779,617
Net asset value, offering and redemption price per share	$20.78	$16.21	$17.16	$18.83	$17.20
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value	SA Schroders VCP Global Allocation
ASSETS:
Investments at value (unaffiliated)*	$402,485,399	$468,241,329	$231,181,427	$345,811,594	$381,733,484
Investments at value (affiliated)*	—	—	—	—	—
Repurchase agreements (cost approximates value)	3,300,000	—	—	—	—
Cash	10,245	—	147	2,034	18,734
Foreign cash*	2,718,013	382,447	—	40	265,986
Cash collateral on futures contracts	302,000	—	—	—	8,927,149
Cash collateral on centrally cleared swap contracts	3,967,000	—	—	—	—
Cash collateral for over-the-counter derivative contracts	—	—	—	—	—
Receivable for variation margin on futures contracts	152,838	—	—	—	681,442
Receivable for variation margin on centrally cleared swap contracts	330,515	—	—	—	—
Receivable for:
Fund shares sold	—	—	34,391	3,178	—
Dividends and interest	2,473,430	3,390,386	4,419,756	805,640	2,537,993
Investments sold	190,467,637	2,275,284	1,315,367	—	7,805
Receipts on swap contracts	4,545,688	—	—	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	4,678	30,362	—	28,673	15,874
Premiums paid on over-the-counter swap contracts	235,201	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	1,026,383	—	—	835,728	379,717
Unrealized appreciation on over-the-counter swap contracts	67,817	—	—	—	—
Total assets	612,086,844	474,319,808	236,951,088	347,486,887	394,568,184
LIABILITIES:
Payable for:
Fund shares redeemed	295,184	322,802	84,489	165,028	109,065
Investments purchased	302,027,537	—	863,059	—	1,725,638
Payments on swap contracts	4,278,771	—	—	—	—
Investment advisory and management fees	149,893	322,960	130,181	267,607	283,030
Service fees—Class 2	230	1,093	615	676	—
Service fees—Class 3	47,818	70,212	23,933	24,758	83,885
Transfer agent fees	1,413	1,042	1,413	1,487	297
Trustees' fees and expenses	1,256	1,925	1,237	1,434	1,908
Other accrued expenses	260,471	183,636	121,786	117,019	181,176
Line of credit	—	675,000	—	—	—
Accrued foreign tax on capital gains	—	—	—	—	—
Due to custodian	—	930	—	—	—
Payable for variation margin on futures contracts	—	1	—	—	—
Payable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Payable for collateral on over-the-counter derivative contracts	150,000	—	—	—	—
Forward sales contracts, at value*	28,948,312	—	—	—	—
Call and put options written, at value@	6,901	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	2,808,354	—	—	2,113,678	335,449
Unrealized depreciation on over-the-counter swap contracts	13,263	—	—	—	—
Payable for collateral on Forward sales contracts	280,000	—	—	—	—
Total liabilities	339,269,403	1,579,601	1,226,713	2,691,687	2,720,448
Commitments and contingent liabilities (Note 5)
Net assets	$272,817,441	$472,740,207	$235,724,375	$344,795,200	$391,847,736
* Cost
Investments (unaffiliated)	$402,841,775	$384,892,137	$234,601,971	$226,783,765	$337,284,987
Investments (affiliated)	$—	$—	$—	$—	$—
Foreign cash	$2,639,172	$379,055	$—	$40	$255,237
Proceeds from forward sales contracts	$29,139,651	$—	$—	$—	$—
@ Premiums received on options written	$39,703	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value	SA Schroders VCP Global Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$305,187,923	$277,543,135	$248,155,067	$170,288,967	$321,113,519
Total accumulated earnings (loss)	(32,370,482)	195,197,072	(12,430,692)	174,506,233	70,734,217
Net assets	$272,817,441	$472,740,207	$235,724,375	$344,795,200	$391,847,736
Class 1 (unlimited shares authorized):
Net assets	$47,857,856	$121,848,091	$119,293,231	$220,299,523	$402,435
Shares of beneficial interest issued and outstanding	5,091,694	6,138,392	22,355,040	14,189,531	32,262
Net asset value, offering and redemption price per share	$9.40	$19.85	$5.34	$15.53	$12.47
Class 2 (unlimited shares authorized):
Net assets	$1,782,743	$8,844,491	$4,765,679	$5,427,549	$—
Shares of beneficial interest issued and outstanding	192,405	445,167	892,880	346,855	—
Net asset value, offering and redemption price per share	$9.27	$19.87	$5.34	$15.65	$—
Class 3 (unlimited shares authorized):
Net assets	$223,176,842	$342,047,625	$111,665,465	$119,068,128	$391,445,301
Shares of beneficial interest issued and outstanding	24,501,294	17,278,064	21,138,878	7,636,668	31,442,534
Net asset value, offering and redemption price per share	$9.11	$19.80	$5.28	$15.59	$12.45
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
ASSETS:
Investments at value (unaffiliated)*	$353,363,829	$803,656,799	$1,346,209,552	$1,380,205,045	$701,611,061
Investments at value (affiliated)*	—	—	—	7,096,372,513	3,824,641,716
Repurchase agreements (cost approximates value)	—	—	—	—	—
Cash	21,559	41	—	499	84
Foreign cash*	—	130,437	967,189	75,581	558
Cash collateral on futures contracts	237,000	—	—	—	—
Cash collateral on centrally cleared swap contracts	—	—	—	—	—
Cash collateral for over-the-counter derivative contracts	54,500	—	—	—	—
Receivable for variation margin on futures contracts	—	—	—	6,219,546	6,199,060
Receivable for variation margin on centrally cleared swap contracts	—	—	—	—	—
Receivable for:
Fund shares sold	142,890	24,641	—	—	—
Dividends and interest	77,610	2,335,918	5,752,404	16,636,240	8,624,588
Investments sold	—	2,733,512	1,542,601	12,435,241	6,444,342
Receipts on swap contracts	10,330	8,972	20,444	—	—
Prepaid expenses and other assets	—	—	—	—	—
Due from investment adviser for expense reimbursements/fee waivers	12,221	—	—	54,254	9,696
Premiums paid on over-the-counter swap contracts	—	—	—	—	—
Unrealized appreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized appreciation on over-the-counter swap contracts	37,579	—	—	—	—
Total assets	353,957,518	808,890,320	1,354,492,190	8,511,998,919	4,547,531,105
LIABILITIES:
Payable for:
Fund shares redeemed	94,853	71,245	505,750	5,493,577	2,995,103
Investments purchased	410	1,084,898	11,150,827	7,365,100	4,113,999
Payments on swap contracts	6,853	—	—	—	—
Investment advisory and management fees	106,934	475,864	873,218	1,538,537	861,164
Service fees—Class 2	—	—	—	—	—
Service fees—Class 3	19,826	171,725	285,364	1,811,489	964,851
Transfer agent fees	1,339	372	372	522	521
Trustees' fees and expenses	1,073	3,079	5,974	40,510	22,290
Other accrued expenses	165,981	170,172	304,117	409,985	187,888
Line of credit	—	—	—	—	—
Accrued foreign tax on capital gains	—	—	1,261	—	—
Due to custodian	—	—	4,800,448	—	—
Payable for variation margin on futures contracts	16,732	35,564	701,596	—	—
Payable for variation margin on centrally cleared swap contracts	—	7,961	18,241	—	—
Payable for collateral on over-the-counter derivative contracts	70,000	—	—	70,615,731	37,984,772
Forward sales contracts, at value*	—	—	—	—	—
Call and put options written, at value@	—	—	—	—	—
Unrealized depreciation on forward foreign currency contracts	—	—	—	—	—
Unrealized depreciation on over-the-counter swap contracts	63,907	—	527	—	—
Payable for collateral on Forward sales contracts	—	—	—	—	—
Total liabilities	547,908	2,020,880	18,647,695	87,275,451	47,130,588
Commitments and contingent liabilities (Note 5)
Net assets	$353,409,610	$806,869,440	$1,335,844,495	$8,424,723,468	$4,500,400,517
* Cost
Investments (unaffiliated)	$285,313,027	$657,283,021	$1,183,471,976	$1,434,863,858	$733,278,338
Investments (affiliated)	$—	$—	$—	$6,292,023,953	$3,359,422,794
Foreign cash	$—	$130,406	$952,992	$77,380	$564
Proceeds from forward sales contracts	$—	$—	$—	$—	$—
@ Premiums received on options written	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
NET ASSETS REPRESENTED BY:
Paid in capital	$222,041,453	$530,552,443	$990,273,288	$7,367,660,443	$3,884,287,192
Total accumulated earnings (loss)	131,368,157	276,316,997	345,571,207	1,057,063,025	616,113,325
Net assets	$353,409,610	$806,869,440	$1,335,844,495	$8,424,723,468	$4,500,400,517
Class 1 (unlimited shares authorized):
Net assets	$261,049,445	$412,912	$221,742	$981,686	$616,255
Shares of beneficial interest issued and outstanding	15,871,891	23,133	15,922	76,575	46,191
Net asset value, offering and redemption price per share	$16.45	$17.85	$13.93	$12.82	$13.34
Class 2 (unlimited shares authorized):
Net assets	$—	$—	$—	$—	$—
Shares of beneficial interest issued and outstanding	—	—	—	—	—
Net asset value, offering and redemption price per share	$—	$—	$—	$—	$—
Class 3 (unlimited shares authorized):
Net assets	$92,360,165	$806,456,528	$1,335,622,753	$8,423,741,782	$4,499,784,262
Shares of beneficial interest issued and outstanding	5,681,851	45,359,273	96,083,081	657,376,477	337,143,180
Net asset value, offering and redemption price per share	$16.26	$17.78	$13.90	$12.81	$13.35
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

SA VCP Index Allocation
ASSETS:
Investments at value (unaffiliated)*	$104,435,780
Investments at value (affiliated)*	470,303,867
Repurchase agreements (cost approximates value)	—
Cash	—
Foreign cash*	—
Cash collateral on futures contracts	—
Cash collateral on centrally cleared swap contracts	—
Cash collateral for over-the-counter derivative contracts	—
Receivable for variation margin on futures contracts	331,292
Receivable for variation margin on centrally cleared swap contracts	—
Receivable for:
Fund shares sold	68,379
Dividends and interest	469,476
Investments sold	—
Receipts on swap contracts	—
Prepaid expenses and other assets	—
Due from investment adviser for expense reimbursements/fee waivers	—
Premiums paid on over-the-counter swap contracts	—
Unrealized appreciation on forward foreign currency contracts	—
Unrealized appreciation on over-the-counter swap contracts	—
Total assets	575,608,794
LIABILITIES:
Payable for:
Fund shares redeemed	14,144
Investments purchased	43,396
Payments on swap contracts	—
Investment advisory and management fees	96,018
Service fees—Class 2	—
Service fees—Class 3	121,843
Transfer agent fees	372
Trustees' fees and expenses	2,263
Other accrued expenses	56,558
Line of credit	—
Accrued foreign tax on capital gains	—
Due to custodian	1,282
Payable for variation margin on futures contracts	—
Payable for variation margin on centrally cleared swap contracts	—
Payable for collateral on over-the-counter derivative contracts	2,560,000
Forward sales contracts, at value*	—
Call and put options written, at value@	—
Unrealized depreciation on forward foreign currency contracts	—
Unrealized depreciation on over-the-counter swap contracts	—
Payable for collateral on Forward sales contracts	—
Total liabilities	2,895,876
Commitments and contingent liabilities (Note 5)
Net assets	$572,712,918
* Cost
Investments (unaffiliated)	$105,239,793
Investments (affiliated)	$382,416,149
Foreign cash	$—
Proceeds from forward sales contracts	$—
@ Premiums received on options written	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF ASSETS AND LIABILITIES — July 31, 2026 (unaudited) — (continued)

SA VCP Index Allocation
NET ASSETS REPRESENTED BY:
Paid in capital	$419,552,492
Total accumulated earnings (loss)	153,160,426
Net assets	$572,712,918
Class 1 (unlimited shares authorized):
Net assets	$748,198
Shares of beneficial interest issued and outstanding	51,607
Net asset value, offering and redemption price per share	$14.50
Class 2 (unlimited shares authorized):
Net assets	$—
Shares of beneficial interest issued and outstanding	—
Net asset value, offering and redemption price per share	$—
Class 3 (unlimited shares authorized):
Net assets	$571,964,720
Shares of beneficial interest issued and outstanding	39,538,651
Net asset value, offering and redemption price per share	$14.47
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited)

	SA AB Growth	SA AB Small & Mid Cap Value	SA BlackRock Advantage International	SA BlackRock Multi-Factor 70/30	SA Emerging Markets Equity Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$4,890,385	$3,511,764	$4,829,395	$1,436,945	$1,464,472
Interest (unaffiliated)	108,559	23,089	1,024	6	870
Total investment income*	4,998,944	3,534,853	4,830,419	1,436,951	1,465,342
EXPENSES:
Investment advisory and management fees	5,290,840	2,244,613	1,361,585	417,151	278,895
Service Fees:
Class 2	52,184	6,165	4,004	—	—
Class 3	866,606	485,625	139,009	160,182	35,016
Transfer agent fees and expenses	13,815	7,164	9,721	2,558	7,164
Custodian and accounting fees	91,045	21,677	55,366	12,411	85,498
Reports to shareholders	26,570	24,152	15,582	4,560	3,964
Audit and tax fees	24,528	24,830	31,945	24,669	28,578
Legal fees	16,798	7,844	8,003	6,748	7,100
Trustees' fees and expenses	25,996	7,324	4,873	1,799	1,730
Interest expense	—	6,299	107	—	—
License fee	5,595	5,595	2,900	3,838	32,560
Other expenses	36,068	23,148	33,153	19,111	47,691
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,450,045	2,864,436	1,666,248	653,027	528,196
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(169,760)	(89,587)	(274,227)	(133,715)
Fees paid indirectly (Note 2)	(3,826)	(5,331)	—	—	—
Net expenses	6,446,219	2,689,345	1,576,661	378,800	394,481
Net investment income (loss)	(1,447,275)	845,508	3,253,758	1,058,151	1,070,861
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	116,138,548	43,268,558	51,704,907	4,608,047	4,857,036
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	45,329	—	13,670
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	132,326	—	(16,702)
Net realized gain (loss) on investments and foreign currencies	116,138,548	43,268,558	51,882,562	4,608,047	4,854,004
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(60,272,354)	7,722,317	(29,699,670)	2,443,647	5,278,916
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	51,749	—	9,922
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	(57,824)	—	(5,453)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	186,405
Net unrealized gain (loss) on investments and foreign currencies	(60,272,354)	7,722,317	(29,705,745)	2,443,647	5,469,790
Net realized and unrealized gain (loss) on investments and foreign currencies	55,866,194	50,990,875	22,176,817	7,051,694	10,323,794
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$54,418,919	$51,836,383	$25,430,575	$8,109,845	$11,394,655
* Net of foreign withholding taxes on interest and dividends of	$78,621	$6,221	$541,818	$—	$204,878
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$68,133
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Federated Hermes Corporate Bond	SA Fidelity Institutional AM® Global Equities	SA Fidelity Institutional AM® International Growth	SA Fidelity Institutional AM® Real Estate	SA Fixed Income Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$912,476	$2,608,940	$2,351,755	$4,165,153	$819,301
Interest (unaffiliated)	34,977,987	32,868	9,982	4,805	10,445,975
Total investment income*	35,890,463	2,641,808	2,361,737	4,169,958	11,265,276
EXPENSES:
Investment advisory and management fees	3,829,526	1,272,190	915,480	954,500	799,736
Service Fees:
Class 2	7,483	2,200	—	2,027	—
Class 3	1,319,045	78,881	27,557	171,542	122,652
Transfer agent fees and expenses	9,210	8,175	5,628	7,675	10,093
Custodian and accounting fees	94,551	78,509	97,247	13,864	68,855
Reports to shareholders	37,541	4,695	4,160	16,092	7,720
Audit and tax fees	34,070	31,339	26,476	26,035	29,075
Legal fees	14,004	12,816	5,878	5,715	8,404
Trustees' fees and expenses	22,387	5,061	3,640	3,611	7,853
Interest expense	2,772	612	12,237	4,465	—
License fee	3,385	2,901	2,901	—	55,595
Other expenses	28,652	28,458	32,854	20,558	23,849
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	5,402,626	1,525,837	1,134,058	1,226,084	1,133,832
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	(50,706)	(43,374)	—	(132,917)
Fees paid indirectly (Note 2)	—	(11,627)	(36,211)	(3,490)	—
Net expenses	5,402,626	1,463,504	1,054,473	1,222,594	1,000,915
Net investment income (loss)	30,487,837	1,178,304	1,307,264	2,947,364	10,264,361
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(7,378,541)	22,126,612	9,458,456	10,830,495	(2,329,170)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(1,087,919)	304,961	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(485)	(41,235)	(164,701)	—	—
Net realized gain (loss) on investments and foreign currencies	(8,466,945)	22,390,338	9,293,755	10,830,495	(2,329,170)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(36,376,428)	139,116	(8,842,555)	26,102,444	(13,352,903)
Investments (affiliated)	—	—	—	—	—
Futures contracts	203,398	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(16,242)	(32,883)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	157,550	—	—
Net unrealized gain (loss) on investments and foreign currencies	(36,173,030)	122,874	(8,717,888)	26,102,444	(13,352,903)
Net realized and unrealized gain (loss) on investments and foreign currencies	(44,639,975)	22,513,212	575,867	36,932,939	(15,682,073)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(14,152,138)	$23,691,516	$1,883,131	$39,880,303	$(5,417,712)
* Net of foreign withholding taxes on interest and dividends of	$—	$140,965	$299,105	$—	$(48)
** Net of foreign withholding taxes on capital gains of	$—	$—	$266,677	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Fixed Income Intermediate Index	SA Franklin BW U.S. Large Cap Value	SA Franklin Small Company Value	SA Franklin Systematic U.S. Large Cap Core	SA Franklin Systematic U.S. Large Cap Value
INVESTMENT INCOME:
Dividends (unaffiliated)	$877,080	$13,684,913	$2,497,903	$2,105,004	$5,046,149
Interest (unaffiliated)	9,368,061	176	120,926	46,187	83,776
Total investment income*	10,245,141	13,685,089	2,618,829	2,151,191	5,129,925
EXPENSES:
Investment advisory and management fees	766,087	4,471,463	1,423,840	795,201	1,733,009
Service Fees:
Class 2	—	31,099	—	—	3,911
Class 3	69,814	541,143	234,304	37,485	292,898
Transfer agent fees and expenses	9,210	10,745	6,651	5,628	8,698
Custodian and accounting fees	60,396	61,984	26,808	20,326	31,271
Reports to shareholders	6,548	32,696	17,894	4,349	13,228
Audit and tax fees	29,152	24,526	24,527	26,158	24,521
Legal fees	8,058	12,667	5,912	6,156	7,491
Trustees' fees and expenses	7,402	18,752	4,415	4,773	8,662
Interest expense	—	745	87	294	194
License fee	53,054	5,595	5,595	5,595	5,595
Other expenses	23,547	31,848	21,151	23,278	24,262
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,033,268	5,243,263	1,771,184	929,243	2,153,740
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(126,706)	(334,025)	(146,141)	—	—
Fees paid indirectly (Note 2)	—	(8,021)	—	—	—
Net expenses	906,562	4,901,217	1,625,043	929,243	2,153,740
Net investment income (loss)	9,338,579	8,783,872	993,786	1,221,948	2,976,185
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(219,309)	162,064,560	44,027,258	35,033,129	104,544,365
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(8,120)	—	—
Net realized gain (loss) on investments and foreign currencies	(219,309)	162,064,560	44,019,138	35,033,129	104,544,365
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(10,518,075)	(26,953,759)	(8,597,792)	(8,925,495)	(19,375,328)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	—	—	—	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(29)	(627)	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(10,518,075)	(26,953,788)	(8,598,419)	(8,925,495)	(19,375,328)
Net realized and unrealized gain (loss) on investments and foreign currencies	(10,737,384)	135,110,772	35,420,719	26,107,634	85,169,037
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(1,398,805)	$143,894,644	$36,414,505	$27,329,582	$88,145,222
* Net of foreign withholding taxes on interest and dividends of	$(24)	$705	$32,310	$1	$3,847
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Franklin Tactical Opportunities	SA Global Index Allocation 60/40	SA Global Index Allocation 75/25	SA Global Index Allocation 90/10	SA Goldman Sachs Multi- Asset Insights
INVESTMENT INCOME:
Dividends (unaffiliated)	$699,921	$—	$—	$—	$654,475
Interest (unaffiliated)	698,832	—	—	—	8,447
Total investment income*	1,398,753	—	—	—	662,922
EXPENSES:
Investment advisory and management fees	376,815	55,697	55,152	220,973	185,878
Service Fees:
Class 2	—	—	—	—	—
Class 3	134,481	139,175	137,268	547,274	66,128
Transfer agent fees and expenses	3,070	3,074	2,558	2,558	3,070
Custodian and accounting fees	46,148	5,951	5,951	5,951	15,738
Reports to shareholders	4,849	4,166	4,049	6,427	3,821
Audit and tax fees	24,904	24,490	18,958	18,959	30,321
Legal fees	15,587	4,644	4,638	6,091	4,999
Trustees' fees and expenses	1,545	1,603	1,590	6,381	734
Interest expense	97	—	—	—	4,070
License fee	10,527	9,430	9,434	9,434	10,527
Other expenses	37,483	13,275	13,207	14,632	24,129
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	655,506	261,505	252,805	838,680	349,415
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(84,899)	(22,076)	(16,263)	—	(64,129)
Fees paid indirectly (Note 2)	(21)	—	—	—	—
Net expenses	570,586	239,429	236,542	838,680	285,286
Net investment income (loss)	828,167	(239,429)	(236,542)	(838,680)	377,636
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	5,708,694	—	—	—	3,859,841
Investments (affiliated)	—	3,071,175	3,568,701	17,254,404	—
Futures contracts	200,904	—	—	—	(429,514)
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	4,178
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(2,297)	—	—	—	(6,275)
Net realized gain (loss) on investments and foreign currencies	5,907,301	3,071,175	3,568,701	17,254,404	3,428,230
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(2,242,200)	—	—	—	(1,530,023)
Investments (affiliated)	—	1,950,492	2,805,987	13,711,974	—
Futures contracts	(40,707)	—	—	—	(26,748)
Forward contracts	—	—	—	—	—
Forward sales contracts	(3,316)	—	—	—	—
Swap contracts	—	—	—	—	15,503
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	(3,034)	—	—	—	(5,662)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(2,289,257)	1,950,492	2,805,987	13,711,974	(1,546,930)
Net realized and unrealized gain (loss) on investments and foreign currencies	3,618,044	5,021,667	6,374,688	30,966,378	1,881,300
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$4,446,211	$4,782,238	$6,138,146	$30,127,698	$2,258,936
* Net of foreign withholding taxes on interest and dividends of	$42,165	$—	$—	$—	$39,899
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Index Allocation 60/40	SA Index Allocation 80/20	SA Index Allocation 90/10	SA International Index	SA Invesco Growth Opportunities
INVESTMENT INCOME:
Dividends (unaffiliated)	$—	$—	$—	$18,197,864	$593,019
Interest (unaffiliated)	—	—	—	23,580	22,089
Total investment income*	—	—	—	18,221,444	615,108
EXPENSES:
Investment advisory and management fees	139,822	264,098	772,318	1,995,346	1,085,336
Service Fees:
Class 2	—	—	—	—	1,541
Class 3	349,058	656,916	1,922,027	56,675	190,850
Transfer agent fees and expenses	2,558	2,558	2,558	9,210	8,698
Custodian and accounting fees	5,951	5,951	5,899	187,358	16,666
Reports to shareholders	5,571	7,177	13,258	7,313	15,802
Audit and tax fees	19,057	19,057	19,057	29,210	27,158
Legal fees	5,435	6,640	11,313	13,209	6,168
Trustees' fees and expenses	4,117	7,927	23,012	15,565	4,223
Interest expense	—	—	—	18,467	10,934
License fee	9,434	9,434	10,411	160,052	5,032
Other expenses	14,052	15,685	22,781	33,215	20,706
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	555,055	995,443	2,802,634	2,525,620	1,393,114
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—	—	—	—	—
Fees paid indirectly (Note 2)	—	—	—	—	(10,173)
Net expenses	555,055	995,443	2,802,634	2,525,620	1,382,941
Net investment income (loss)	(555,055)	(995,443)	(2,802,634)	15,695,824	(767,833)
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	—	—	—	53,816,708	46,153,840
Investments (affiliated)	8,578,548	21,626,424	60,660,855	—	—
Futures contracts	—	—	—	846,063	—
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	28,826	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(140,860)	146
Net realized gain (loss) on investments and foreign currencies	8,578,548	21,626,424	60,660,855	54,550,737	46,153,986
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	—	—	—	(10,252,397)	(24,815,138)
Investments (affiliated)	5,388,660	13,192,118	53,297,461	—	—
Futures contracts	—	—	—	(16,535)	—
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	8,387	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	(162,327)	(33,239)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	5,388,660	13,192,118	53,297,461	(10,422,872)	(24,848,377)
Net realized and unrealized gain (loss) on investments and foreign currencies	13,967,208	34,818,542	113,958,316	44,127,865	21,305,609
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$13,412,153	$33,823,099	$111,155,682	$59,823,689	$20,537,776
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$—	$1,472,676	$5,403
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Janus Focused Growth	SA JPMorgan Diversified Balanced	SA JPMorgan Emerging Markets	SA JPMorgan Equity- Income	SA JPMorgan Large Cap Core
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,186,260	$2,772,886	$3,499,420	$7,940,921	$2,552,002
Interest (unaffiliated)	137,062	3,374,310	62,629	96,700	15,293
Total investment income*	1,323,322	6,147,196	3,562,049	8,037,621	2,567,295
EXPENSES:
Investment advisory and management fees	2,045,084	1,279,699	1,260,002	2,164,821	1,873,951
Service Fees:
Class 2	5,832	11,723	1,988	6,873	2,649
Class 3	243,323	360,554	170,198	454,937	165,882
Transfer agent fees and expenses	8,698	8,187	8,186	9,721	9,210
Custodian and accounting fees	25,786	143,308	108,670	40,121	34,491
Reports to shareholders	16,065	11,068	17,742	19,318	12,335
Audit and tax fees	24,528	34,168	33,404	24,830	24,527
Legal fees	7,305	9,827	5,635	8,763	8,178
Trustees' fees and expenses	7,128	6,297	3,266	12,123	8,050
Interest expense	3,920	2,328	—	—	650
License fee	5,595	6,613	2,901	5,595	—
Other expenses	24,564	39,299	29,372	25,559	22,550
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	2,417,828	1,913,071	1,641,364	2,772,661	2,162,473
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(240,598)	(57,308)	(187,300)	—	(179,957)
Fees paid indirectly (Note 2)	(853)	(1,818)	(41)	(7,106)	(3,176)
Net expenses	2,176,377	1,853,945	1,454,023	2,765,555	1,979,340
Net investment income (loss)	(853,055)	4,293,251	2,108,026	5,272,066	587,955
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	54,325,995	16,736,163	21,652,015	104,942,847	35,839,784
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	(3,450,091)	(754,085)	—	—
Forward contracts	—	(70,697)	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(6,723)	(49,360)	83	32
Net realized gain (loss) on investments and foreign currencies	54,325,995	13,208,652	20,848,570	104,942,930	35,839,816
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(30,984,956)	(8,466,946)	54,984	(21,030,861)	(20,626,555)
Investments (affiliated)	—	—	—	—	—
Futures contracts	—	1,501,562	358,073	—	—
Forward contracts	—	(18,628)	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	(13,113)	(2,194)	—	(359)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	(82,887)	—	—
Net unrealized gain (loss) on investments and foreign currencies	(30,984,956)	(6,997,125)	327,976	(21,030,861)	(20,626,914)
Net realized and unrealized gain (loss) on investments and foreign currencies	23,341,039	6,211,527	21,176,546	83,912,069	15,212,902
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$22,487,984	$10,504,778	$23,284,572	$89,184,135	$15,800,857
* Net of foreign withholding taxes on interest and dividends of	$27,723	$159,077	$419,191	$14,176	$15,371
** Net of foreign withholding taxes on capital gains of	$—	$—	$13,281	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA JPMorgan MFS Core Bond	SA JPMorgan Mid-Cap Growth	SA JPMorgan Ultra-Short Bond	SA Large Cap Growth Index	SA Large Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$217,666	$1,542,215	$413,550	$2,126,572	$19,260,433
Interest (unaffiliated)	39,515,976	41	6,662,563	5,362	23,064
Total investment income*	39,733,642	1,542,256	7,076,113	2,131,934	19,283,497
EXPENSES:
Investment advisory and management fees	5,278,010	2,477,632	753,209	1,088,101	5,951,226
Service Fees:
Class 2	4,065	9,649	6,242	—	—
Class 3	1,024,476	522,856	271,544	120,324	187,485
Transfer agent fees and expenses	9,210	11,257	13,303	5,628	10,233
Custodian and accounting fees	141,234	38,814	23,765	52,965	179,679
Reports to shareholders	32,294	23,999	10,648	6,606	16,531
Audit and tax fees	50,897	24,528	29,630	27,368	27,247
Legal fees	15,840	7,859	5,965	8,865	27,086
Trustees' fees and expenses	26,568	9,892	4,889	10,534	49,131
Interest expense	4,559	7,878	—	3,272	7,243
License fee	1,095	5,595	12,581	74,557	173,718
Other expenses	31,068	23,976	24,509	22,740	38,237
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	6,619,316	3,163,935	1,156,285	1,420,960	6,667,816
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(879,668)	(113,934)	—	(27,912)	(2,281,404)
Fees paid indirectly (Note 2)	—	(10,687)	—	—	—
Net expenses	5,739,648	3,039,314	1,156,285	1,393,048	4,386,412
Net investment income (loss)	33,993,994	(1,497,058)	5,919,828	738,886	14,897,085
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(4,339,459)	59,960,523	171,219	39,175,735	240,278,019
Investments (affiliated)	—	—	—	—	—
Futures contracts	(5,011,274)	—	—	188,244	1,598,151
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Net realized gain (loss) on investments and foreign currencies	(9,350,733)	59,960,523	171,219	39,363,979	241,876,170
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(40,108,904)	(45,006,424)	(1,841,834)	25,865,024	11,269,660
Investments (affiliated)	—	—	—	—	—
Futures contracts	(283,727)	—	—	(15,185)	294,691
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	—	—	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(40,392,631)	(45,006,424)	(1,841,834)	25,849,839	11,564,351
Net realized and unrealized gain (loss) on investments and foreign currencies	(49,743,364)	14,954,099	(1,670,615)	65,213,818	253,440,521
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(15,749,370)	$13,457,041	$4,249,213	$65,952,704	$268,337,606
* Net of foreign withholding taxes on interest and dividends of	$—	$—	$(51)	$—	$4,073
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Large Cap Value Index	SA MFS Large Cap Growth	SA MFS Massachusetts Investors Trust	SA MFS Total Return	SA Mid Cap Index
INVESTMENT INCOME:
Dividends (unaffiliated)	$6,451,260	$1,832,749	$3,274,195	$3,463,371	$3,459,096
Interest (unaffiliated)	5,250	37,113	64,317	4,234,536	8,572
Total investment income*	6,456,510	1,869,862	3,338,512	7,697,907	3,467,668
EXPENSES:
Investment advisory and management fees	1,036,424	2,284,585	1,997,057	1,543,835	771,272
Service Fees:
Class 2	—	23,076	4,819	11,748	—
Class 3	103,154	316,279	357,327	433,194	122,137
Transfer agent fees and expenses	5,628	16,949	9,210	7,675	9,210
Custodian and accounting fees	60,551	50,536	32,749	53,341	46,126
Reports to shareholders	6,500	16,281	20,361	14,010	6,239
Audit and tax fees	27,064	26,009	24,528	28,703	27,774
Legal fees	9,164	11,603	9,600	7,473	9,426
Trustees' fees and expenses	10,218	11,011	8,743	7,182	7,697
Interest expense	405	11,524	724	499	294
License fee	71,471	5,595	—	3,523	53,757
Other expenses	25,487	29,025	25,868	26,861	22,594
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,356,066	2,802,473	2,490,986	2,138,044	1,076,526
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(43,346)	—	(114,118)	—	—
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,312,720	2,802,473	2,376,868	2,138,044	1,076,526
Net investment income (loss)	5,143,790	(932,611)	961,644	5,559,863	2,391,142
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	6,365,820	121,789,899	47,773,423	22,897,304	42,563,098
Investments (affiliated)	—	—	—	—	—
Futures contracts	375,036	—	—	(459,230)	296,671
Forward contracts	—	—	—	—	—
Swap contracts	—	—	—	—	(39,487)
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	—	(364)	(11,902)	—
Net realized gain (loss) on investments and foreign currencies	6,740,856	121,789,899	47,773,059	22,426,172	42,820,282
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	37,316,853	(86,406,912)	(12,934,254)	(13,767,250)	3,471,088
Investments (affiliated)	—	—	—	—	—
Futures contracts	22,028	—	—	(14,572)	21,511
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	—	—	—	—	21,332
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—	—	56	(6,670)	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	37,338,881	(86,406,912)	(12,934,198)	(13,788,492)	3,513,931
Net realized and unrealized gain (loss) on investments and foreign currencies	44,079,737	35,382,987	34,838,861	8,637,680	46,334,213
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$49,223,527	$34,450,376	$35,800,505	$14,197,543	$48,725,355
* Net of foreign withholding taxes on interest and dividends of	$1,878	$6,895	$8,115	$30,480	$2,625
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA PIMCO Global Bond Opportunities	SA PIMCO RAE International Value	SA PineBridge High-Yield Bond	SA Putnam International Value	SA Schroders VCP Global Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$87,397	$8,602,229	$86,859	$6,132,778	$2,002,458
Interest (unaffiliated)	6,914,723	7,870	8,457,356	139,741	5,164,700
Total investment income*	7,002,120	8,610,099	8,544,215	6,272,519	7,167,158
EXPENSES:
Investment advisory and management fees	865,679	1,873,720	771,216	1,553,090	1,673,294
Service Fees:
Class 2	1,388	6,482	3,636	3,905	—
Class 3	274,632	405,186	141,363	140,828	496,053
Transfer agent fees and expenses	9,721	7,163	9,721	10,233	2,046
Custodian and accounting fees	142,026	58,637	21,118	37,017	99,448
Reports to shareholders	19,550	22,308	14,309	9,397	11,394
Audit and tax fees	39,838	30,775	40,848	31,750	30,419
Legal fees	5,709	—	5,823	6,546	7,891
Trustees' fees and expenses	4,021	6,911	3,659	5,065	6,007
Interest expense	164,484	25,532	—	1,811	35
License fee	1,213	14,797	12,392	16,476	6,613
Other expenses	49,003	32,128	22,301	38,665	37,278
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,577,264	2,483,639	1,046,386	1,854,783	2,370,478
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(26,971)	(176,735)	—	(166,242)	(86,860)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	1,550,293	2,306,904	1,046,386	1,688,541	2,283,618
Net investment income (loss)	5,451,827	6,303,195	7,497,829	4,583,978	4,883,540
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(783,238)	50,900,812	(1,370,494)	13,440,371	6,773,792
Investments (affiliated)	—	—	—	—	—
Futures contracts	720,208	591,561	—	—	4,930,066
Forward contracts	3,865,031	—	—	102,492	672,366
Swap contracts	(3,381,030)	—	—	—	—
Written option contracts	43,133	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	(1,130,347)	(12,449)	—	(94,791)	(29,788)
Net realized gain (loss) on investments and foreign currencies	(666,243)	51,479,924	(1,370,494)	13,448,072	12,346,436
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(9,903,144)	(14,905,771)	(3,692,116)	9,767,221	(5,251,432)
Investments (affiliated)	—	—	—	—	—
Futures contracts	(754,352)	—	—	—	440,551
Forward contracts	(458,129)	—	—	(1,613,559)	79,014
Forward sales contracts	105,795	—	—	—	—
Swap contracts	2,275,895	—	—	—	—
Written option contracts	41,591	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	827,931	(177,096)	—	(25,354)	(19,904)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	—	—	—
Net unrealized gain (loss) on investments and foreign currencies	(7,864,413)	(15,082,867)	(3,692,116)	8,128,308	(4,751,771)
Net realized and unrealized gain (loss) on investments and foreign currencies	(8,530,656)	36,397,057	(5,062,610)	21,576,380	7,594,665
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$(3,078,829)	$42,700,252	$2,435,219	$26,160,358	$12,478,205
* Net of foreign withholding taxes on interest and dividends of	$5,147	$1,004,841	$—	$582,379	$132,015
** Net of foreign withholding taxes on capital gains of	$—	$—	$—	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

	SA Small Cap Index	SA T. Rowe Price Allocation Moderately Aggressive	SA T. Rowe Price VCP Balanced	SA VCP Dynamic Allocation	SA VCP Dynamic Strategy
INVESTMENT INCOME:
Dividends (unaffiliated)	$2,377,150	$5,120,269	$9,486,888	$5,425,387	$1,472,909
Interest (unaffiliated)	10,058	3,172,503	9,555,583	23,650,777	13,971,032
Total investment income*	2,387,208	8,292,772	19,042,471	29,076,164	15,443,941
EXPENSES:
Investment advisory and management fees	606,106	2,754,221	5,160,061	9,096,652	5,085,488
Service Fees:
Class 2	—	—	—	—	—
Class 3	114,359	993,828	1,686,646	10,718,744	5,705,246
Transfer agent fees and expenses	9,210	2,558	2,558	3,582	3,582
Custodian and accounting fees	52,389	110,518	188,667	63,975	35,391
Reports to shareholders	5,825	11,261	23,687	131,996	60,510
Audit and tax fees	27,773	26,615	28,393	56,082	21,089
Legal fees	8,226	10,354	14,078	49,376	26,522
Trustees' fees and expenses	5,111	11,827	20,430	131,432	70,134
Interest expense	508	3,242	65,771	1,336,170	704,787
License fee	23,070	9,434	8,556	3,534	3,524
Other expenses	29,109	39,502	59,056	62,659	43,852
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	881,686	3,973,360	7,257,903	21,654,202	11,760,125
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	(63,515)	—	—	(342,935)	(84,250)
Fees paid indirectly (Note 2)	—	—	—	—	—
Net expenses	818,171	3,973,360	7,257,903	21,311,267	11,675,875
Net investment income (loss)	1,569,037	4,319,412	11,784,568	7,764,897	3,768,066
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	49,599,869	61,879,528	96,140,177	(91,552,567)	(49,003,130)
Investments (affiliated)	—	—	—	123,624,521	37,731,982
Futures contracts	173,160	(246,230)	18,714,384	35,952,307	(5,607,542)
Forward contracts	—	—	—	—	—
Swap contracts	170,095	18,877	50,813	—	—
Written option contracts	—	—	—	—	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—	(19,904)	(29,200)	10,927	9,470
Net realized gain (loss) on investments and foreign currencies	49,943,124	61,632,271	114,876,174	68,035,188	(16,869,220)
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(9,888,236)	(21,256,132)	(65,241,525)	(34,442,752)	(19,761,590)
Investments (affiliated)	—	—	—	256,695,421	203,610,201
Futures contracts	(33,605)	(20,405)	(4,537,056)	(2,447,830)	550,814
Forward contracts	—	—	—	—	—
Forward sales contracts	—	—	—	—	—
Swap contracts	(21,227)	13,270	18,523	—	—
Written option contracts	—	—	—	—	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	1	(32,700)	(77,102)	(34,296)	(10,644)
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—	—	162,832	—	—
Net unrealized gain (loss) on investments and foreign currencies	(9,943,067)	(21,295,967)	(69,674,328)	219,770,543	184,388,781
Net realized and unrealized gain (loss) on investments and foreign currencies	40,000,057	40,336,304	45,201,846	287,805,731	167,519,561
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$41,569,094	$44,655,716	$56,986,414	$295,570,628	$171,287,627
* Net of foreign withholding taxes on interest and dividends of	$3,782	$313,297	$561,091	$2,365	$—
** Net of foreign withholding taxes on capital gains of	$—	$—	$113,622	$—	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF OPERATIONS — For the Six Months Ended July 31, 2026 (unaudited) — (continued)

SA VCP Index Allocation
INVESTMENT INCOME:
Dividends (unaffiliated)	$1,615,396
Interest (unaffiliated)	223,150
Total investment income*	1,838,546
EXPENSES:
Investment advisory and management fees	554,962
Service Fees:
Class 2	—
Class 3	703,344
Transfer agent fees and expenses	2,558
Custodian and accounting fees	12,155
Reports to shareholders	8,475
Audit and tax fees	18,973
Legal fees	5,230
Trustees' fees and expenses	8,323
Interest expense	38,895
License fee	10,538
Other expenses	19,577
Total expenses before fee waivers, expense reimbursements, expense recoupments and fees paid indirectly	1,383,030
Net (fees waived and expenses reimbursed)/ recouped by investment adviser (Note 5)	—
Fees paid indirectly (Note 2)	—
Net expenses	1,383,030
Net investment income (loss)	455,516
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCIES:
Net realized gain (loss) on:
Investments (unaffiliated)**	(2,172,055)
Investments (affiliated)	15,818,553
Futures contracts	9,255,794
Forward contracts	—
Swap contracts	—
Written option contracts	—
Net realized foreign exchange gain (loss) on other assets and liabilities	—
Net realized gain (loss) on investments and foreign currencies	22,902,292
Change in unrealized appreciation (depreciation) on:
Investments (unaffiliated)	(266,468)
Investments (affiliated)	11,082,077
Futures contracts	(2,283,049)
Forward contracts	—
Forward sales contracts	—
Swap contracts	—
Written option contracts	—
Change in unrealized foreign exchange gain (loss) on other assets and liabilities	—
Change in accrued capital gains tax on unrealized appreciation (depreciation)	—
Net unrealized gain (loss) on investments and foreign currencies	8,532,560
Net realized and unrealized gain (loss) on investments and foreign currencies	31,434,852
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$31,890,368
* Net of foreign withholding taxes on interest and dividends of	$—
** Net of foreign withholding taxes on capital gains of	$—
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS

	SA AB Growth		SA AB Small & Mid Cap Value		SA BlackRock Advantage International
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(1,447,275)	$(2,741,117)	$845,508	$2,342,749	$3,253,758	$4,200,400
Net realized gain (loss) on investments and foreign currencies	116,138,548	204,858,921	43,268,558	9,901,301	51,882,562	35,931,087
Net unrealized gain (loss) on investments and foreign currencies	(60,272,354)	(48,812,693)	7,722,317	8,209,160	(29,705,745)	14,054,221
Net increase (decrease) in net assets resulting from operations	54,418,919	153,305,111	51,836,383	20,453,210	25,430,575	54,185,708
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(147,682,805)	—	(10,021,547)	—	(20,638,970)
Distributable earnings — Class 2	—	(11,056,461)	—	(869,782)	—	(490,032)
Distributable earnings — Class 3	—	(104,927,283)	—	(44,046,797)	—	(10,199,951)
Total distributions to shareholders	—	(263,666,549)	—	(54,938,126)	—	(31,328,953)
CAPITAL SHARE TRANSACTIONS (Note 7)	(84,312,487)	68,771,645	(58,868,365)	23,286,897	(31,560,160)	(10,384,976)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(29,893,568)	(41,589,793)	(7,031,982)	(11,198,019)	(6,129,585)	12,471,779
NET ASSETS:
Beginning of period	1,792,606,123	1,834,195,916	495,188,484	506,386,503	335,354,980	322,883,201
End of period	$1,762,712,555	$1,792,606,123	$488,156,502	$495,188,484	$329,225,395	$335,354,980

	SA BlackRock Multi-Factor 70/30		SA Emerging Markets Equity Index		SA Federated Hermes Corporate Bond
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,058,151	$2,197,791	$1,070,861	$1,777,665	$30,487,837	$56,132,335
Net realized gain (loss) on investments and foreign currencies	4,608,047	6,888,651	4,854,004	1,132,994	(8,466,945)	(3,962,384)
Net unrealized gain (loss) on investments and foreign currencies	2,443,647	5,471,433	5,469,790	34,917,972	(36,173,030)	42,223,528
Net increase (decrease) in net assets resulting from operations	8,109,845	14,557,875	11,394,655	37,828,631	(14,152,138)	94,393,479
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(7,599)	—	(1,434,822)	—	(15,280,254)
Distributable earnings — Class 2	—	—	—	—	—	(338,062)
Distributable earnings — Class 3	—	(4,457,822)	—	(341,219)	—	(36,087,341)
Total distributions to shareholders	—	(4,465,421)	—	(1,776,041)	—	(51,705,657)
CAPITAL SHARE TRANSACTIONS (Note 7)	(2,677,633)	7,692,379	(14,568,665)	(6,315,594)	13,144,872	(22,515,742)
TOTAL INCREASE (DECREASE) IN NET ASSETS	5,432,212	17,784,833	(3,174,010)	29,736,996	(1,007,266)	20,172,080
NET ASSETS:
Beginning of period	126,748,959	108,964,126	121,719,572	91,982,576	1,511,082,361	1,490,910,281
End of period	$132,181,171	$126,748,959	$118,545,562	$121,719,572	$1,510,075,095	$1,511,082,361
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Fidelity Institutional AM® Global Equities		SA Fidelity Institutional AM® International Growth		SA Fidelity Institutional AM® Real Estate
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,178,304	$2,577,360	$1,307,264	$1,243,094	$2,947,364	$4,763,881
Net realized gain (loss) on investments and foreign currencies	22,390,338	74,202,274	9,293,755	30,402,606	10,830,495	4,834,981
Net unrealized gain (loss) on investments and foreign currencies	122,874	(10,395,415)	(8,717,888)	11,727,535	26,102,444	(4,616,755)
Net increase (decrease) in net assets resulting from operations	23,691,516	66,384,219	1,883,131	43,373,235	39,880,303	4,982,107
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(50,612,250)	—	(30,270,116)	—	(10,283,813)
Distributable earnings — Class 2	—	(520,342)	—	—	—	(244,446)
Distributable earnings — Class 3	—	(11,182,690)	—	(2,680,242)	—	(12,432,085)
Total distributions to shareholders	—	(62,315,282)	—	(32,950,358)	—	(22,960,344)
CAPITAL SHARE TRANSACTIONS (Note 7)	(35,823,210)	36,877,638	(21,469,564)	9,409,728	(30,041,942)	3,143,335
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,131,694)	40,946,575	(19,586,433)	19,832,605	9,838,361	(14,834,902)
NET ASSETS:
Beginning of period	354,813,999	313,867,424	253,901,059	234,068,454	241,612,040	256,446,942
End of period	$342,682,305	$354,813,999	$234,314,626	$253,901,059	$251,450,401	$241,612,040

	SA Fixed Income Index		SA Fixed Income Intermediate Index		SA Franklin BW U.S. Large Cap Value
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$10,264,361	$19,694,873	$9,338,579	$16,609,912	$8,783,872	$20,068,717
Net realized gain (loss) on investments and foreign currencies	(2,329,170)	(36,118,440)	(219,309)	(10,238,574)	162,064,560	129,023,818
Net unrealized gain (loss) on investments and foreign currencies	(13,352,903)	47,279,607	(10,518,075)	21,044,013	(26,953,788)	27,217,230
Net increase (decrease) in net assets resulting from operations	(5,417,712)	30,856,040	(1,398,805)	27,415,351	143,894,644	176,309,765
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(13,880,206)	—	(12,167,007)	—	(126,692,959)
Distributable earnings — Class 2	—	—	—	—	—	(6,559,116)
Distributable earnings — Class 3	—	(2,801,940)	—	(1,438,607)	—	(70,229,156)
Total distributions to shareholders	—	(16,682,146)	—	(13,605,614)	—	(203,481,231)
CAPITAL SHARE TRANSACTIONS (Note 7)	6,899,336	(14,887,382)	1,421,393	27,360,248	(116,243,126)	51,319,934
TOTAL INCREASE (DECREASE) IN NET ASSETS	1,481,624	(713,488)	22,588	41,169,985	27,651,518	24,148,468
NET ASSETS:
Beginning of period	534,631,733	535,345,221	513,010,062	471,840,077	1,259,200,638	1,235,052,170
End of period	$536,113,357	$534,631,733	$513,032,650	$513,010,062	$1,286,852,156	$1,259,200,638
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Franklin Small Company Value		SA Franklin Systematic U.S. Large Cap Core		SA Franklin Systematic U.S. Large Cap Value
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$993,786	$2,233,855	$1,221,948	$2,122,716	$2,976,185	$6,667,873
Net realized gain (loss) on investments and foreign currencies	44,019,138	11,281,320	35,033,129	37,683,410	104,544,365	43,412,747
Net unrealized gain (loss) on investments and foreign currencies	(8,598,419)	19,659,088	(8,925,495)	10,848,853	(19,375,328)	44,881,359
Net increase (decrease) in net assets resulting from operations	36,414,505	33,174,263	27,329,582	50,654,979	88,145,222	94,961,979
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(9,155,046)	—	(21,607,914)	—	(18,648,346)
Distributable earnings — Class 2	—	—	—	—	—	(256,498)
Distributable earnings — Class 3	—	(15,980,315)	—	(1,886,317)	—	(12,002,667)
Total distributions to shareholders	—	(25,135,361)	—	(23,494,231)	—	(30,907,511)
CAPITAL SHARE TRANSACTIONS (Note 7)	(32,378,553)	(6,415,791)	(13,987,506)	74,614,776	(59,615,795)	14,233,588
TOTAL INCREASE (DECREASE) IN NET ASSETS	4,035,952	1,623,111	13,342,076	101,775,524	28,529,427	78,288,056
NET ASSETS:
Beginning of period	296,008,514	294,385,403	332,470,016	230,694,492	581,126,827	502,838,771
End of period	$300,044,466	$296,008,514	$345,812,092	$332,470,016	$609,656,254	$581,126,827

	SA Franklin Tactical Opportunities		SA Global Index Allocation 60/40		SA Global Index Allocation 75/25
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$828,167	$1,462,578	$(239,429)	$1,777,634	$(236,542)	$1,530,418
Net realized gain (loss) on investments and foreign currencies	5,907,301	7,351,350	3,071,175	7,850,972	3,568,701	9,822,392
Net unrealized gain (loss) on investments and foreign currencies	(2,289,257)	5,322,054	1,950,492	5,534,899	2,805,987	6,395,650
Net increase (decrease) in net assets resulting from operations	4,446,211	14,135,982	4,782,238	15,163,505	6,138,146	17,748,460
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1@	—	(8,330)	—	(8,201)	—	(28,345)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(6,719,040)	—	(7,809,821)	—	(6,406,093)
Total distributions to shareholders	—	(6,727,370)	—	(7,818,022)	—	(6,434,438)
CAPITAL SHARE TRANSACTIONS (Note 7)	(3,692,955)	(1,582,968)	(3,883,187)	1,933,781	(6,611,959)	(4,933,201)
TOTAL INCREASE (DECREASE) IN NET ASSETS	753,256	5,825,644	899,051	9,279,264	(473,813)	6,380,821
NET ASSETS:
Beginning of period	109,290,493	103,464,849	112,396,445	103,117,181	111,793,221	105,412,400
End of period	$110,043,749	$109,290,493	$113,295,496	$112,396,445	$111,319,408	$111,793,221

@	See Note 1
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Global Index Allocation 90/10		SA Goldman Sachs Multi-Asset Insights		SA Index Allocation 60/40
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(838,680)	$5,170,787	$377,636	$674,558	$(555,055)	$4,093,919
Net realized gain (loss) on investments and foreign currencies	17,254,404	39,834,899	3,428,230	6,273,098	8,578,548	26,511,437
Net unrealized gain (loss) on investments and foreign currencies	13,711,974	29,787,086	(1,546,930)	1,753,180	5,388,660	2,052,564
Net increase (decrease) in net assets resulting from operations	30,127,698	74,792,772	2,258,936	8,700,836	13,412,153	32,657,920
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(281,733)	—	(25,069)	—	(28,240)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(24,124,852)	—	(6,626,041)	—	(18,876,630)
Total distributions to shareholders	—	(24,406,585)	—	(6,651,110)	—	(18,904,870)
CAPITAL SHARE TRANSACTIONS (Note 7)	(7,701,884)	(704,562)	(2,763,297)	1,722,807	(15,992,869)	(5,681,643)
TOTAL INCREASE (DECREASE) IN NET ASSETS	22,425,814	49,681,625	(504,361)	3,772,533	(2,580,716)	8,071,407
NET ASSETS:
Beginning of period	436,885,612	387,203,987	54,079,707	50,307,174	283,641,685	275,570,278
End of period	$459,311,426	$436,885,612	$53,575,346	$54,079,707	$281,060,969	$283,641,685

	SA Index Allocation 80/20		SA Index Allocation 90/10		SA International Index
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(995,443)	$6,217,527	$(2,802,634)	$15,868,906	$15,695,824	$21,634,557
Net realized gain (loss) on investments and foreign currencies	21,626,424	66,897,410	60,660,855	195,384,074	54,550,737	35,017,859
Net unrealized gain (loss) on investments and foreign currencies	13,192,118	460,059	53,297,461	18,551,453	(10,422,872)	204,006,853
Net increase (decrease) in net assets resulting from operations	33,823,099	73,574,996	111,155,682	229,804,433	59,823,689	260,659,269
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(200,175)	—	(473,250)	—	(19,560,503)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(41,145,197)	—	(101,881,694)	—	(763,049)
Total distributions to shareholders	—	(41,345,372)	—	(102,354,944)	—	(20,323,552)
CAPITAL SHARE TRANSACTIONS (Note 7)	(46,506,465)	(23,076,132)	(114,782,528)	(49,886,432)	(113,815,062)	(8,579,267)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(12,683,366)	9,153,492	(3,626,846)	77,563,057	(53,991,373)	231,756,450
NET ASSETS:
Beginning of period	541,557,714	532,404,222	1,568,412,816	1,490,849,759	1,059,988,623	828,232,173
End of period	$528,874,348	$541,557,714	$1,564,785,970	$1,568,412,816	$1,005,997,250	$1,059,988,623
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA Invesco Growth Opportunities		SA Janus Focused Growth		SA JPMorgan Diversified Balanced
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(767,833)	$(1,647,585)	$(853,055)	$(1,692,305)	$4,293,251	$8,335,442
Net realized gain (loss) on investments and foreign currencies	46,153,986	25,004,562	54,325,995	63,929,021	13,208,652	28,729,898
Net unrealized gain (loss) on investments and foreign currencies	(24,848,377)	(157,664)	(30,984,956)	96,195	(6,997,125)	9,628,277
Net increase (decrease) in net assets resulting from operations	20,537,776	23,199,313	22,487,984	62,332,911	10,504,778	46,693,617
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(551,581)	—	(55,613,026)	—	(6,548,255)
Distributable earnings — Class 2	—	(9,237)	—	(1,615,757)	—	(850,748)
Distributable earnings — Class 3	—	(709,430)	—	(39,150,250)	—	(15,311,688)
Total distributions to shareholders	—	(1,270,248)	—	(96,379,033)	—	(22,710,691)
CAPITAL SHARE TRANSACTIONS (Note 7)	(38,622,633)	(27,106,331)	(31,255,229)	85,358,383	(21,623,949)	(30,264,451)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(18,084,857)	(5,177,266)	(8,767,245)	51,312,261	(11,119,171)	(6,281,525)
NET ASSETS:
Beginning of period	288,230,771	293,408,037	497,472,525	446,160,264	432,224,264	438,505,789
End of period	$270,145,914	$288,230,771	$488,705,280	$497,472,525	$421,105,093	$432,224,264

	SA JPMorgan Emerging Markets		SA JPMorgan Equity-Income		SA JPMorgan Large Cap Core
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,108,026	$3,346,110	$5,272,066	$14,075,623	$587,955	$2,232,137
Net realized gain (loss) on investments and foreign currencies	20,848,570	20,616,858	104,942,930	107,986,411	35,839,816	71,329,572
Net unrealized gain (loss) on investments and foreign currencies	327,976	54,630,493	(21,030,861)	(17,801,019)	(20,626,914)	(2,823,850)
Net increase (decrease) in net assets resulting from operations	23,284,572	78,593,461	89,184,135	104,261,015	15,800,857	70,737,859
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(1,833,250)	—	(86,044,316)	—	(46,422,304)
Distributable earnings — Class 2	—	(54,848)	—	(1,596,450)	—	(370,045)
Distributable earnings — Class 3	—	(2,689,625)	—	(65,788,899)	—	(13,633,523)
Total distributions to shareholders	—	(4,577,723)	—	(153,429,665)	—	(60,425,872)
CAPITAL SHARE TRANSACTIONS (Note 7)	(30,241,736)	(32,486,907)	(132,567,278)	(21,041,367)	(61,911,493)	5,560,334
TOTAL INCREASE (DECREASE) IN NET ASSETS	(6,957,164)	41,528,831	(43,383,143)	(70,210,017)	(46,110,636)	15,872,321
NET ASSETS:
Beginning of period	226,822,364	185,293,533	821,392,032	891,602,049	554,684,262	538,811,941
End of period	$219,865,200	$226,822,364	$778,008,889	$821,392,032	$508,573,626	$554,684,262
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA JPMorgan MFS Core Bond		SA JPMorgan Mid-Cap Growth		SA JPMorgan Ultra-Short Bond
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$33,993,994	$68,390,278	$(1,497,058)	$(3,587,837)	$5,919,828	$13,427,434
Net realized gain (loss) on investments and foreign currencies	(9,350,733)	(7,831,612)	59,960,523	66,682,255	171,219	805,540
Net unrealized gain (loss) on investments and foreign currencies	(40,392,631)	56,563,060	(45,006,424)	(50,743,778)	(1,841,834)	442,280
Net increase (decrease) in net assets resulting from operations	(15,749,370)	117,121,726	13,457,041	12,350,640	4,249,213	14,675,254
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(37,202,211)	—	(16,909,768)	—	(5,304,323)
Distributable earnings — Class 2	—	(198,513)	—	(1,016,733)	—	(406,048)
Distributable earnings — Class 3	—	(30,486,304)	—	(33,654,993)	—	(10,641,068)
Total distributions to shareholders	—	(67,887,028)	—	(51,581,494)	—	(16,351,439)
CAPITAL SHARE TRANSACTIONS (Note 7)	(743,057)	(9,685,822)	(50,637,669)	(1,830,736)	(10,324,669)	4,511,919
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,492,427)	39,548,876	(37,180,628)	(41,061,590)	(6,075,456)	2,835,734
NET ASSETS:
Beginning of period	1,787,685,134	1,748,136,258	670,306,403	711,367,993	339,735,108	336,899,374
End of period	$1,771,192,707	$1,787,685,134	$633,125,775	$670,306,403	$333,659,652	$339,735,108

	SA Large Cap Growth Index		SA Large Cap Index		SA Large Cap Value Index
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$738,886	$1,761,968	$14,897,085	$32,948,452	$5,143,790	$10,154,779
Net realized gain (loss) on investments and foreign currencies	39,363,979	102,651,660	241,876,170	439,742,286	6,740,856	48,723,325
Net unrealized gain (loss) on investments and foreign currencies	25,849,839	29,886,722	11,564,351	40,907,703	37,338,881	20,520,270
Net increase (decrease) in net assets resulting from operations	65,952,704	134,300,350	268,337,606	513,598,441	49,223,527	79,398,374
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(89,447,058)	—	(409,475,137)	—	(56,168,164)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(11,957,737)	—	(17,170,992)	—	(7,499,646)
Total distributions to shareholders	—	(101,404,795)	—	(426,646,129)	—	(63,667,810)
CAPITAL SHARE TRANSACTIONS (Note 7)	(57,646,400)	18,898,015	(330,120,623)	(90,877,939)	(45,928,692)	60,452,228
TOTAL INCREASE (DECREASE) IN NET ASSETS	8,306,304	51,793,570	(61,783,017)	(3,925,627)	3,294,835	76,182,792
NET ASSETS:
Beginning of period	729,866,142	678,072,572	3,342,063,226	3,345,988,853	698,908,085	622,725,293
End of period	$738,172,446	$729,866,142	$3,280,280,209	$3,342,063,226	$702,202,920	$698,908,085
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA MFS Large Cap Growth	SA MFS Large Cap Growth (1)	SA MFS Massachusetts Investors Trust		SA MFS Total Return
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$(932,611)	$(956,978)	$961,644	$2,568,892	$5,559,863	$10,876,055
Net realized gain (loss) on investments and foreign currencies	121,789,899	215,979,741	47,773,059	132,080,518	22,426,172	32,165,132
Net unrealized gain (loss) on investments and foreign currencies	(86,406,912)	(84,721,395)	(12,934,198)	(58,932,094)	(13,788,492)	9,069,369
Net increase (decrease) in net assets resulting from operations	34,450,376	130,301,368	35,800,505	75,717,316	14,197,543	52,110,556
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(100,112,175)	—	(115,275,533)	—	(12,217,312)
Distributable earnings — Class 2	—	(5,748,708)	—	(2,235,294)	—	(1,703,944)
Distributable earnings — Class 3	—	(47,207,476)	—	(100,372,511)	—	(37,426,169)
Total distributions to shareholders	—	(153,068,359)	—	(217,883,338)	—	(51,347,425)
CAPITAL SHARE TRANSACTIONS (Note 7)	(101,143,104)	130,431,977	(57,014,819)	20,313,231	(26,042,440)	(125,467)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(66,692,728)	107,664,986	(21,214,314)	(121,852,791)	(11,844,897)	637,664
NET ASSETS:
Beginning of period	754,404,892	646,739,906	603,145,575	724,998,366	491,459,326	490,821,662
End of period	$687,712,164	$754,404,892	$581,931,261	$603,145,575	$479,614,429	$491,459,326

(1)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.

	SA Mid Cap Index		SA PIMCO Global Bond Opportunities		SA PIMCO RAE International Value
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$2,391,142	$5,227,107	$5,451,827	$10,446,071	$6,303,195	$14,451,063
Net realized gain (loss) on investments and foreign currencies	42,820,282	29,554,489	(666,243)	775,729	51,479,924	45,683,285
Net unrealized gain (loss) on investments and foreign currencies	3,513,931	152,403	(7,864,413)	10,778,828	(15,082,867)	91,165,173
Net increase (decrease) in net assets resulting from operations	48,725,355	34,933,999	(3,078,829)	22,000,628	42,700,252	151,299,521
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(31,147,153)	—	(2,518,161)	—	(7,652,901)
Distributable earnings — Class 2	—	—	—	(102,543)	—	(553,958)
Distributable earnings — Class 3	—	(6,884,064)	—	(11,955,626)	—	(21,477,954)
Total distributions to shareholders	—	(38,031,217)	—	(14,576,330)	—	(29,684,813)
CAPITAL SHARE TRANSACTIONS (Note 7)	(48,377,992)	8,968,053	(3,599,193)	(11,446,760)	(34,281,789)	(80,354,161)
TOTAL INCREASE (DECREASE) IN NET ASSETS	347,363	5,870,835	(6,678,022)	(4,022,462)	8,418,463	41,260,547
NET ASSETS:
Beginning of period	515,745,468	509,874,633	279,495,463	283,517,925	464,321,744	423,061,197
End of period	$516,092,831	$515,745,468	$272,817,441	$279,495,463	$472,740,207	$464,321,744
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA PineBridge High-Yield Bond		SA Putnam International Value	SA Putnam International Value (2)	SA Schroders VCP Global Allocation
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,497,829	$16,045,228	$4,583,978	$8,231,769	$4,883,540	$8,835,447
Net realized gain (loss) on investments and foreign currencies	(1,370,494)	(1,033,641)	13,448,072	31,386,601	12,346,436	27,639,048
Net unrealized gain (loss) on investments and foreign currencies	(3,692,116)	3,250,007	8,128,308	59,467,953	(4,751,771)	5,965,758
Net increase (decrease) in net assets resulting from operations	2,435,219	18,261,594	26,160,358	99,086,323	12,478,205	42,440,253
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(8,253,515)	—	(25,055,809)	—	(8,304)
Distributable earnings — Class 2	—	(304,925)	—	(561,488)	—	—
Distributable earnings — Class 3	—	(7,407,877)	—	(12,069,596)	—	(8,009,289)
Total distributions to shareholders	—	(15,966,317)	—	(37,686,893)	—	(8,017,593)
CAPITAL SHARE TRANSACTIONS (Note 7)	(19,400,261)	(9,697,167)	(26,066,094)	(6,800,000)	(34,245,392)	(62,758,322)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(16,965,042)	(7,401,890)	94,264	54,599,430	(21,767,187)	(28,335,662)
NET ASSETS:
Beginning of period	252,689,417	260,091,307	344,700,936	290,101,506	413,614,923	441,950,585
End of period	$235,724,375	$252,689,417	$344,795,200	$344,700,936	$391,847,736	$413,614,923

(2)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.

	SA Small Cap Index		SA T. Rowe Price Allocation Moderately Aggressive		SA T. Rowe Price VCP Balanced
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$1,569,037	$2,212,823	$4,319,412	$8,190,316	$11,784,568	$24,228,922
Net realized gain (loss) on investments and foreign currencies	49,943,124	12,648,142	61,632,271	63,077,997	114,876,174	118,133,258
Net unrealized gain (loss) on investments and foreign currencies	(9,943,067)	30,239,357	(21,295,967)	30,583,443	(69,674,328)	55,819,309
Net increase (decrease) in net assets resulting from operations	41,569,094	45,100,322	44,655,716	101,851,756	56,986,414	198,181,489
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(15,591,247)	—	(26,623)	—	(24,404)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(5,138,950)	—	(52,846,947)	—	(126,167,792)
Total distributions to shareholders	—	(20,730,197)	—	(52,873,570)	—	(126,192,196)
CAPITAL SHARE TRANSACTIONS (Note 7)	(30,839,705)	167,351	(46,659,820)	(14,074,023)	(114,574,202)	(117,879,283)
TOTAL INCREASE (DECREASE) IN NET ASSETS	10,729,389	24,537,476	(2,004,104)	34,904,163	(57,587,788)	(45,889,990)
NET ASSETS:
Beginning of period	342,680,221	318,142,745	808,873,544	773,969,381	1,393,432,283	1,439,322,273
End of period	$353,409,610	$342,680,221	$806,869,440	$808,873,544	$1,335,844,495	$1,393,432,283
See Notes to Financial Statements

SunAmerica Series Trust
STATEMENTS OF CHANGES IN NET ASSETS — (continued)

	SA VCP Dynamic Allocation		SA VCP Dynamic Strategy		SA VCP Index Allocation
	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026	For the Six Months Ended July 31, 2026 (unaudited)	For the Year Ended January 31, 2026
INCREASE (DECREASE) IN NET ASSETS
OPERATIONS:
Net investment income (loss)	$7,764,897	$145,658,659	$3,768,066	$69,260,381	$455,516	$9,210,489
Net realized gain (loss) on investments and foreign currencies	68,035,188	778,352,594	(16,869,220)	324,511,307	22,902,292	40,832,448
Net unrealized gain (loss) on investments and foreign currencies	219,770,543	1,414,261	184,388,781	53,462,463	8,532,560	8,756,714
Net increase (decrease) in net assets resulting from operations	295,570,628	925,425,514	171,287,627	447,234,151	31,890,368	58,799,651
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Distributable earnings — Class 1	—	(80,028)	—	(49,572)	—	(41,074)
Distributable earnings — Class 2	—	—	—	—	—	—
Distributable earnings — Class 3	—	(726,821,894)	—	(380,207,494)	—	(31,903,841)
Total distributions to shareholders	—	(726,901,922)	—	(380,257,066)	—	(31,944,915)
CAPITAL SHARE TRANSACTIONS (Note 7)	(810,123,771)	614,043,740	(438,980,829)	(488,989,232)	(28,457,931)	(19,401,916)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(514,553,143)	812,567,332	(267,693,202)	(422,012,147)	3,432,437	7,452,820
NET ASSETS:
Beginning of period	8,939,276,611	8,126,709,279	4,768,093,719	5,190,105,866	569,280,481	561,827,661
End of period	$8,424,723,468	$8,939,276,611	$4,500,400,517	$4,768,093,719	$572,712,918	$569,280,481
See Notes to Financial Statements

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited)

Note 1 — Organization
 SunAmerica Series Trust (the “Trust" or "SAST"), a Massachusetts business trust, is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”) as an open-end management investment company. The Trust is comprised of 59 portfolios (each, a “Portfolio,” and collectively, the “Portfolios”), 51 of which are included in this report. SunAmerica Asset Management, LLC (“SAAMCo” or the “Adviser”), a wholly-owned subsidiary of Venerable Holdings, Inc. ("Venerable"), serves as investment adviser for all of the Portfolios of the Trust.  Corebridge Financial Inc. ("Corebridge"), the former indirect owner of SAAMCo, and Venerable entered into a definitive agreement pursuant to which Venerable would acquire SAAMCo (the “Transaction”). The Transaction closed on January 1, 2026. Following the completion of the Transaction, SAAMCo became a wholly-owned subsidiary of Venerable.
 Shares of the Portfolios are issued and redeemed in connection with investments in and payments under variable annuity contracts and variable life policies (collectively, the “Variable Contracts”) offered by American General Life Insurance Company, a Texas life insurer (“AGL”), The United States Life Insurance Company in the City of New York, a New York life insurer (“USL”), The Variable Annuity Life Insurance Company, a Texas life insurer (“VALIC”) (collectively, the "Life Companies”), and variable annuity contracts issued by Nassau Life Insurance Company (“Nassau”), and are also offered to certain affiliated mutual funds. AGL, USL and VALIC are indirect, wholly-owned subsidiaries of Corebridge.  All shares may be purchased or redeemed at net asset value without any sales or redemption charges.
 Class 1 shares, Class 2 shares and Class 3 shares of each Portfolio may be offered in connection with certain Variable Contracts. Class 2 and 3 shares of a given Portfolio are identical in all respects to Class 1 shares of the same Portfolio, except that (i) each class may bear differing amounts of certain class-specific expenses; (ii) Class 2 shares and Class 3 shares are subject to service fees while Class 1 shares are not; and (iii) Class 2 shares and Class 3 shares have voting rights on matters that pertain to the Rule 12b-1 plan adopted with respect to Class 2 shares and Class 3 shares. Class 2 and Class 3 shares of each Portfolio pay service fees at an annual rate of 0.15% and 0.25%, respectively, of each class’s average daily net assets. The Board of Trustees may establish additional portfolios or classes in the future.
 Each Portfolio is diversified with the exception of SA Fidelity Institutional AM® Real Estate Portfolio, SA Janus Focused Growth Portfolio, SA MFS Large Cap Growth Portfolio and SA PIMCO Global Bond Opportunities Portfolio, which are non-diversified as defined by the 1940 Act.  Additionally, the SA Large Cap Growth Index Portfolio may, from time to time, become non-diversified, in following its investment strategy as noted below.
 Effective April 29, 2026, Class 1 shares of SA Global Index Allocation 60/40 were liquidated.
 Effective April 30, 2026, the SA Morgan Stanley International Equities Portfolio changed its name to SA BlackRock Advantage International Portfolio.
 The investment goals for each of the Portfolios included in this report are as follows:
 The SA AB Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in equity securities of a limited number of large, carefully selected, high quality U.S. companies that are judged likely to achieve superior long-term earnings growth.
 The SA AB Small & Mid Cap Value Portfolio seeks long-term growth of capital. Its strategy is to invest under normal circumstances at least 80% of its net assets in equity securities of companies with small and medium market capitalizations that the subadviser determines to be undervalued.
 The SA BlackRock Advantage International Portfolio seeks long-term capital appreciation. Its strategy is to invest in non-U.S.equity securities of companies that are components of, or have characteristics similar to, the companies included in the MSCI EAFE® Index.
 The SA BlackRock Multi-Factor 70/30 Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% of its net assets in equity securities and 30% of its net assets in fixed income securities.
 The SA Emerging Markets Equity Index Portfolio seeks to provide investment results that correspond with the performance of the MSCI Emerging Market Index (the “MSCI Emerging Markets ). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI Emerging Market Index.
 The SA Federated Hermes Corporate Bond Portfolio seeks high total return with only moderate price risk. Its strategy is to invest, under normal conditions, at least 80% of its net assets in corporate bonds, which includes any corporate fixed income security. The Portfolio invests primarily in investment grade fixed income securities; but may invest up to 35% in fixed income securities rated below investment grade or “junk bonds."
 The SA Fidelity Institutional AM® Global Equities Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in common stocks or securities with common stock characteristics of U.S. and foreign issuers, that demonstrate the potential for appreciation and engages in transactions in foreign currencies. Under normal circumstances, at least 80% of its net assets of the Portfolio will be invested in equity securities.
 The SA Fidelity Institutional AM® International Growth Portfolio seeks long-term growth of capital. Its strategy is to invest primarily in non-U.S. securities, including securities of issuers located in emerging markets that demonstrate the potential for capital appreciation.
 The SA Fidelity Institutional AM® Real Estate Portfolio seeks total return through a combination of growth and income. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities of companies principally engaged in the real estate industry and other real estate related investments.
 The SA Fixed Income Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Government/Credit Bond Index (the “Bloomberg Barclays US Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Government/Credit Bond Index.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The SA Fixed Income Intermediate Index Portfolio seeks to provide investment results that correspond with the performance of the Bloomberg Barclays US Intermediate Government/Credit Bond Index (the “Bloomberg Barclays US Intermediate Government/Credit Bond”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the Bloomberg Barclays US Intermediate Government/Credit Bond Index or that have economic characteristics comparable to securities included in the index.
 The SA Franklin BW U.S. Large Cap Value Portfolio seeks growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of large capitalization companies.
 The SA Franklin Small Company Value Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in a diversified portfolio of equity securities of small companies.
 The SA Franklin Systematic U.S. Large Cap Core Portfolio seeks long-term growth of capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of U.S. issuers.
 The SA Franklin Systematic U.S. Large Cap Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, approximately 80% of its net assets in equity securities of U.S. large capitalization companies.
 The SA Franklin Tactical Opportunities Portfolio seeks growth of capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity strategies and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income strategies. income securities.
 The SA Global Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
 The SA Global Index Allocation 75/25 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 75% of its assets (with a range of 65% to 85% in equity securities (“Underlying Equity Portfolios”) and 25% of its assets (with a range of 15% to 35%) to Underlying Portfolios investing primarily fixed income securities (“Underlying Fixed Income Portfolios”).
 The SA Global Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
 The SA Goldman Sachs Multi-Asset Insights Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest, under normal circumstances, approximately 70% (with a range of 60% to 80%) of its net assets in equity exposure and approximately 30% (with a range of 20% to 40%) of its net assets in fixed income exposure.
 The SA Index Allocation 60/40 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 60% of its assets (with a range of 50% to 70%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 40% of its assets (with a range of 30% to 50%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
 The SA Index Allocation 80/20 Portfolio seeks growth of capital, and secondarily, current income. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 80% of its assets (with a range of 70% to 90% in equity securities (“Underlying Equity Portfolios”) and 20% of its assets (with a range of 10% to 30%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
 The SA Index Allocation 90/10 Portfolio seeks growth of capital. Its strategy is to invest under normal circumstances, in mutual funds (“Underlying Portfolios”) allocating 90% of its assets (with a range of 80% to 100%) in Underlying Portfolios investing primarily in equity securities (“Underlying Equity Portfolios”) and 10% of its assets (with a range of 0% to 20%) to Underlying Portfolios investing primarily in fixed income securities (“Underlying Fixed Income Portfolios”).
 The SA International Index Portfolio seeks investment results that correspond with the performance of the MSCI EAFE Index (the “MSCI EAFE”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in the MSCI EAFE or in securities that have economic characteristics comparable to securities included in the index.
 The SA Invesco Growth Opportunities Portfolio seeks capital appreciation. Its strategy is to invest in equity securities that demonstrate the potential for capital appreciation, issued generally by small-cap companies.
 The SA Janus Focused Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal market conditions, at least 65% of its assets in equity securities of companies selected for their long term growth potential with a general core position of 30 to 40 common stocks.
 The SA JPMorgan Diversified Balanced Portfolio seeks total return. Its strategy is to invest, under normal circumstances, in a balanced portfolio of common stocks and bonds, with at least 25% invested in equity securities and in fixed income securities.
 The SA JPMorgan Emerging Markets Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks, depositary receipts and other equity securities of companies primarily in emerging markets outside the U.S., which the subadviser believes, when compared to developed markets, have above-average growth prospects.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The SA JPMorgan Equity-Income Portfolio seeks growth of capital and income. Its strategy is to invest primarily in common stocks (principally large-cap and mid-cap) that demonstrate the potential for appreciation and/or dividends.
 The SA JPMorgan Large Cap Core Portfolio seeks long-term capital appreciation. Its strategy is to invest under normal circumstances, at least 80% of its net assets in equity investments selected by their potential to achieve capital appreciation over the long-term.
 The SA JPMorgan MFS Core Bond Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management. Its strategy is to invest under normal circumstances at least 80% of its net assets in a diversified portfolio of bonds including U.S. and foreign fixed income investments with varying maturities.
 The SA JPMorgan Mid-Cap Growth Portfolio seeks long-term growth of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in equity securities of medium-sized companies that its subadviser believes have above-average growth potential.
 The SA JPMorgan Ultra-Short Bond Portfolio seeks current income consistent with liquidity and preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in short-term fixed, variable and floating rate debt.
 The SA Large Cap Growth Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Growth Index (“S&P 500 Growth”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Growth or in securities that have economic characteristics comparable to securities included in the index.
 The SA Large Cap Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Composite Stock Price Index (“S&P 500®”). Its strategy is to invest, under normal circumstances, at least 90% of its net assets in common stocks included in the S&P 500 or in securities that have economic characteristics comparable to securities included in the index.
 The SA Large Cap Value Index Portfolio seeks investment results that correspond with the performance of the Standard & Poor’s 500® Value Index (“S&P 500 Value”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks included in the S&P 500 Value or in securities that have economic characteristics comparable to securities included in the index.
 The SA MFS Large Cap Growth Portfolio seeks capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in common stocks that demonstrate the potential for capital appreciation, issued by large-cap companies.
 The SA MFS Massachusetts Investors Trust Portfolio seeks reasonable growth of income and long-term growth and appreciation. Its strategy is to invest primarily, under normal market conditions, at least 65% of its assets in equity securities.
 The SA MFS Total Return Portfolio seeks reasonable current income, long-term capital growth and conservation of capital. Its strategy is to invest in a combination of equity and fixed income securities. Under normal circumstances, approximately 60% of its net assets will be invested in equity securities and approximately 40% of its assets in debt instruments.
 The SA Mid Cap Index Portfolio seeks investment results that correspond with the performance of the S&P MidCap 400 Index (“S&P MidCap 400”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in S&P MidCap 400 or in securities that have economic characteristics comparable to securities included in the index.
 The SA PIMCO Global Bond Opportunities Portfolio seeks maximum total return, consistent with preservation of capital. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in high quality fixed income securities of U.S. and foreign issuers, including issuers of emerging markets.
 The SA PIMCO RAE International Value Portfolio seeks long-term capital appreciation. Its strategy is to invest, under normal circumstances, in a portfolio of stocks economically tied to at least three foreign (non-U.S.) countries.
 The SA PineBridge High-Yield Bond Portfolio seeks high current income and, secondarily, capital appreciation. Its strategy is to invest, under normal circumstances, at least 80% of its net assets in intermediate and long-term corporate obligations, emphasizing high-yield, high-risk fixed income securities (junk bonds) with a primary focus on “B” rated high-yield securities.
 The SA Putnam International Value Portfolio seeks growth of capital and, secondarily, current income. Its strategy is to invest primarily in common stocks of companies outside the U.S. that the subadviser considers undervalued by the market and offers a potential for income.
 The SA Schroders VCP Global Allocation Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest through flexible asset allocation driven by tactical and thematic ideas. Under normal market conditions, the Portfolio targets an allocation of approximately 60% (with the range of 50% to 70%) of its net assets to equity exposure and approximately 40% (with a range of 20% to 50%) of its net assets to fixed income exposure.
 The SA Small Cap Index Portfolio seeks investment results that correspond with the performance of the Russell 2000 Index (“Russell 2000”). Its strategy is to invest, under normal circumstances, at least 80% of its net assets in securities included in securities included in Russell 2000 or in securities that have economic characteristics comparable to securities included in the index.
 The SA T. Rowe Price Asset Allocation Moderately Aggressive Portfolio seeks capital appreciation and income. Its strategy is to invest, under normal circumstances, approximately 80% (with a range of 70% to 90%) of its net assets in equity strategies and approximately 20% (with a range of 10% to 30%) of its net assets in fixed income strategies.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The SA T. Rowe Price VCP Balanced Portfolio seeks capital appreciation and income while managing portfolio volatility. Its strategy is to invest approximately 65% of its total assets in common stocks and 35% of its total assets in fixed income securities. The Portfolio invests in securities of both U.S. and foreign corporate and governmental issuers, including emerging market issuers.
 The SA VCP Dynamic Allocation Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and Seasons Series Trust ("SST") portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
 The SA VCP Dynamic Strategy Portfolio seeks capital appreciation and current income while managing net equity exposure. Its strategy is to invest under normal conditions approximately 70% to 90% of its assets in certain Trust portfolios and SST portfolios (Fund-of-Funds Component) and 10% to 30% of its assets in a portfolio of derivative instruments, fixed-income securities and short-term investments (Overlay Component).
 The SA VCP Index Allocation Portfolio seeks capital appreciation and secondarily, income while managing portfolio volatility. Its strategy is to invest under normal circumstances approximately 80% of its assets in combination of other mutual funds (“Fund-of-Funds Component”) and 20% of its assets in a combination of equity index and fixed income futures, currency forwards and equity index put options (“Overlay Component”).
 Indemnifications: The Trust's organizational documents provide current and former officers and trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust. In addition, pursuant to Indemnification Agreements between the Trust and each of the current (and certain former) trustees who is not an “interested person,” as defined in Section 2(a)(19) of the 1940 Act, of the Trust (collectively, the “Disinterested Trustees”), the Trust provides the Disinterested Trustees with a limited indemnification against liabilities arising out of the performance of their duties to the Trust, whether such liabilities are asserted during or after their service as trustees. In addition, in the normal course of business the Trust enters into contracts that contain the obligation to indemnify others. The Trust's maximum exposure under these arrangements is unknown. Currently, however, the Trust expects the risk of loss to be remote.
Note 2 — Significant Accounting Policies
 The preparation of financial statements in accordance with U.S. generally accepted accounting principles (“GAAP”) requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be significant.  Each Portfolio is an investment company and accordingly, follows the investment company accounting and reporting guidance in Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services  - Investment Companies.  The following is a summary of significant accounting policies consistently followed by the Trust, in the preparation of its financial statements:
 Security Valuation: In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, the Portfolios disclose the fair value of their investments in a hierarchy that prioritizes the inputs to valuation techniques used to measure the fair value. In accordance with GAAP, fair value is defined as the price that the Portfolios would receive upon selling an asset or transferring a liability in a timely transaction to an independent third party in the principal or most advantageous market. GAAP establishes a three-tier hierarchy to provide more transparency around the inputs used to measure fair value and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tiers are as follows:
 Level 1 — Unadjusted quoted prices in active markets for identical securities
 Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, referenced indices, quoted prices in inactive markets, adjusted quoted prices in active markets, adjusted quoted prices on foreign equity securities that were adjusted in accordance with pricing procedures adopted by the Board of Trustees (the “Board”))
 Level 3 — Significant unobservable inputs (includes inputs that reflect the Portfolios’ own assumptions about the assumptions market participants would use in pricing the security, developed based on the best information available under the circumstances)
 Changes in valuation techniques may result in transfers in or out of an investment’s assigned Level within the hierarchy. The methodology used for valuing investments is not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.
 The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is recently issued and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
 The summary of the Portfolios’ assets and liabilities classified in the fair value hierarchy as of July 31, 2026, is reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Stocks are generally valued based upon closing sales prices reported on recognized securities exchanges on which the securities are principally traded and are generally categorized as Level 1. Stocks listed on the NASDAQ are valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the stock is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price. For listed securities having no sales reported and for unlisted securities, such securities will be valued based upon the last reported bid price.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 As of the close of regular trading on the New York Stock Exchange (“NYSE”), securities traded primarily on security exchanges outside the United States are valued at the last sale price on such exchanges on the day of valuation, or if there is no sale on the day of valuation, at the last-reported bid price. If a security’s price is available from more than one exchange, the Portfolios use the exchange that is the primary market for the security. Such securities are generally categorized as Level 1. However, depending on the foreign market, closing prices may be up to 15 hours old when they are used to price a Portfolio’s shares, and the Portfolio may determine that certain closing prices do not reflect the fair value of the security. This determination will be based on the review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets, and the performance of instruments trading in U.S. markets that represent foreign securities and baskets of foreign securities. If a Portfolio determines that closing prices do not reflect the fair value of the securities, the Portfolio will adjust the previous closing prices in accordance with pricing procedures adopted by the Board to reflect what it believes to be the fair value of the securities as of the close of regular trading on the NYSE. The Portfolios may also fair value securities in other situations, for example, when a particular foreign market is closed but a Portfolio is open. For foreign equity securities, the Portfolios use an outside pricing service to provide it with closing market prices and information used for adjusting those prices, and when so adjusted, such securities are generally categorized as Level 2.
 Bonds, debentures, and other debt securities are valued at evaluated bid prices obtained for the day of valuation from an independent pricing service and are generally categorized as Level 2. The pricing services may use valuation models or matrix pricing which considers information with respect to comparable bond and note transactions, quotations from bond dealers, or by reference to other securities that are considered comparable in such characteristics as rating, interest rate, maturity date, option adjusted spread models, prepayments projections, interest rate spreads, and yield curves to determine current value. Typically, these securities are valued assuming orderly transactions of institutional round lot sizes, but a Portfolio may hold or, from time to time, transact in such securities in smaller, odd lot sizes in which case they may be fair valued in accordance with pricing procedures adopted by the Board.
 Senior floating rate loans (“Loans”) are valued at the average of available bids in the market for such Loans, as provided by an independent loan pricing service, and are generally categorized as Level 2.
 Investments in registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in registered investment companies that trade on an exchange are valued at the last sales price or official closing price as of the close of the customary trading session on the exchange where the security is principally traded. Investments in registered investment companies are generally categorized as Level 1.
 Futures contracts traded on national securities exchanges are valued at the quoted daily settlement price established by the exchange on which they trade reported by an independent pricing service, and are generally categorized as Level 1. Interest rate, credit default, inflation and currency swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using daily swap curves and models that incorporate market data and discounted cash flows and are generally categorized as Level 2. Total return and contracts for difference swap agreements are valued utilizing quotes received daily by independent pricing services, which are derived using models that incorporate market trades and fair value of the underlying reference instrument and are generally categorized as Level 2.  Option contracts traded on national securities exchanges are valued at the mean of the last bid and ask price reported by an independent pricing service as of the close of the exchange on which they are traded, and are generally categorized as Level 1. Option contracts traded in the over-the-counter (“OTC”) market are valued at the mid valuation provided by an independent pricing service, and are generally categorized as Level 2. Forward foreign currency contracts (“forward contracts”) are valued at the 4:00 p.m. Eastern Time forward rate and are generally categorized as Level 2.
 Other securities are valued on the basis of last sale or bid price (if a last sale price is not available) which is, in the opinion of the Adviser, the broadest and most representative market, that may be either a securities exchange or OTC market, and are generally categorized as Level 1 or Level 2. Securities for which market quotations are not readily available or the values of which may be significantly impacted by the occurrence of developments or significant events are generally categorized as Level 3. Because there is no single standard for making fair value determinations, the Portfolios’ fair determinations may vary from fair value determinations made by other funds for the same securities.
 The Board must determine fair value in good faith for portfolio holdings for which market quotations are not readily available or are unreliable. The Board has designated SAAMCo as the valuation designee (“Valuation Designee”) to perform the fair valuation determinations relating to any or all portfolio investments. SAAMCo, as the Valuation Designee, has adopted policies and procedures and has established a pricing review committee to determine the fair value of the designated portfolio holdings on its behalf.
 Inflation-Indexed Bonds: Certain Portfolios may purchase inflation-indexed bonds. Inflation-indexed bonds are fixed income securities whose principal value is adjusted periodically according to the rate of inflation. Two structures are common. The U.S. Treasury and certain other issuers use a structure that reflects inflation in the principal value of the bond. Other issuers pay out any inflation related accruals as part of a semiannual coupon. The value of inflation-indexed bonds is expected to change in response to changes in real interest rates. Real interest rates, in turn, are tied to the relationship between nominal interest rates (i.e., stated interest rates) and the rate of inflation. Therefore, if the rate of inflation rises at a faster rate than nominal interest rates, real interest rates (i.e., nominal interest rates minus inflation) might decline, leading to an increase in value of inflation-indexed bonds. In contrast, if nominal interest rates increase at a faster rate than inflation, real interest rates might rise, leading to a decrease in value of inflation-indexed bonds. There can be no assurance, however, that the value of inflation-indexed bonds will be directly correlated to changes in nominal interest rates, and short-term increases in inflation may lead to a decline in their value. Coupon payments received from inflation- indexed bonds are recorded in the Statement of Operations as interest income. In addition, any increase or decrease in the principal amount of an inflation-indexed bond will be recorded in the Statement of Operations as an increase or decrease to interest income, even though principal is not paid until maturity.
 Loans: Certain Portfolios invest in senior loans which generally consist of direct debt obligations of companies (collectively, “Borrowers”), primarily U.S. companies and their affiliates, undertaken to finance the growth of the Borrower’s business internally and externally, or to finance a capital restructuring. Transactions in senior loans may settle on a delayed basis.
 Mortgage-Backed Dollar Rolls: Certain Portfolios may enter into dollar rolls using “to be announced” (“TBA”) mortgage-backed securities (“TBA Rolls”). TBA Roll transactions involve the sale of mortgage or other asset backed securities with the commitment to purchase substantially similar securities on a specified future date. The Portfolios’ policy is to record the components of TBA Rolls as purchase/sale transactions. Any difference between the purchase and sale price is recorded as a realized gain or loss on the date the transaction is entered into. TBA Roll transactions involve the risk that the market value of the securities held by a Portfolio may decline below the price of the securities that the

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio has sold but is obligated to repurchase under the agreement. In the event that the buyer of securities in a TBA Roll transaction files bankruptcy or becomes insolvent, a Portfolio’s use of the proceeds from the sale of the securities may be restricted pending a determination by the other party, or its trustee or receiver, whether to enforce the Portfolio’s obligation to repurchase the securities.
 Repurchase Agreements: The Portfolios, along with other affiliated registered investment companies, pursuant to procedures adopted by the Board and applicable guidance from the SEC, may transfer uninvested cash balances into a single joint account, the daily aggregate balance of which is invested in one or more repurchase agreements collateralized by U.S. Treasury or federal agency obligations. In a repurchase agreement, the seller of a security agrees to repurchase the security at a mutually agreed-upon time and price, which reflects the effective rate of return for the term of the agreement. For repurchase agreements and joint repurchase agreements, the Company’s custodian takes possession of the collateral pledged for investments in such repurchase agreements (“repo” or collectively “repos”). The underlying collateral is valued daily on a mark to market basis, plus accrued interest to ensure that the value, at the time the agreement is entered into, is equal to at least 102% of the repurchase price, including accrued interest. In the event of default of the obligation to repurchase, a Portfolio has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by a Portfolio may be delayed or limited.
 Reverse Repurchase Agreements: Certain Portfolios may enter into reverse repurchase agreements with brokers, dealers, domestic and foreign banks or other financial institutions that have been determined by the Adviser or Subadviser to be creditworthy. In a reverse repurchase agreement, the Portfolio sells a security and agrees to repurchase it at a mutually agreed upon date and price, reflecting the interest rate effective for the term of the agreement. It may also be viewed as the borrowing of money by the Portfolio. The Portfolio’s investment of the proceeds of a reverse repurchase agreement is the speculative factor known as leverage. A Portfolio will enter into a reverse repurchase agreement only if the interest income from investment of the proceeds is expected to be greater than the interest expense of the transaction and the proceeds are invested for a period no longer than the term of the agreement. Cash received in exchange for securities delivered plus accrued interest payments to be made by the Portfolio to counterparties are reflected as a liability on the Statement of Assets and Liabilities. Interest payments made by the Portfolio to counterparties are recorded as a component of interest expense on the Statement of Operations. In periods of increased demand for the security, the Portfolio may receive a fee for use of the security by the counterparty, which may result in interest income to the Portfolio. In order to minimize any risk involved, the Portfolio will segregate cash or other liquid securities in an amount at least equal to its purchase obligations under these agreements (including accrued interest). In the event that the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, the buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Portfolio’s repurchase obligation, and the Portfolio’s use of proceeds of the agreement may effectively be restricted pending such decision
 Stripped Mortgage-Backed Securities: Stripped Mortgage-Backed Securities (“SMBS”) are multiple-class mortgage-backed securities. SMBS are often structured with two classes that receive different proportions of the interest and principal distributions on a pool of mortgage assets. SMBS have greater market volatility than other types of U.S. government securities in which a Portfolio invests. A common type of SMBS has one class receiving some of the interest and all or most of the principal (the “principal only” class) from the mortgage pool, while the other class will receive all or most of the interest (the “interest only” class). The yield to maturity on an interest only class is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments, including principal prepayments, on the underlying pool of mortgage assets, and a rapid rate of principal payment may have a material adverse effect on a Portfolio‘s yield.
 Structured Notes: A credit linked note (“CLN”) is a type of hybrid instrument in which a special purpose entity issues a structured note (the “Note Issuer”) that is intended to replicate a corporate bond or a portfolio of corporate bonds. The purchaser of the CLN (the “Note Purchaser”) invests a par amount and receives a payment during the term of the CLN that equals a fixed- or floating-rate of interest equivalent to a high-rated funded asset (such as a bank certificate of deposit) plus an additional premium that relates to taking on the credit risk of an identified bond (the “Reference Bond”). Upon maturity of the CLN, the Note Purchaser will receive a payment equal to (i) the original par amount paid to the Note Issuer, if there is neither a designated event of default (an “Event of Default”) with respect to the Reference Bond nor a restructuring of the issuer of the Reference Bond (a “Restructuring Event”) or (ii) the value of the Reference Bond, if an Event of Default or a Restructuring Event has occurred. Depending upon the terms of the CLN, it is also possible that the Note Purchaser may be required to take physical delivery of the Reference Bond in the event of an Event of Default or a Restructuring Event.
 When-Issued Securities and Forward Commitments: Certain Portfolios may purchase or sell when-issued securities, including TBA securities that have been authorized, but not yet issued in the market. In addition, a Portfolio may purchase or sell securities on a forward commitment basis. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The Portfolios may engage in when-issued or forward commitment transactions in order to secure what is considered to be an advantageous price and yield at the time of entering into the obligation. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a when-issued or forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date.
 Foreign Currency Translation: The books and records of the Portfolios are maintained in U.S. dollars. Assets and liabilities denominated in foreign currencies and commitments under forward foreign currency contracts are translated into U.S. dollars based on the exchange rate of such currencies against U.S. dollars on the date of valuation.
 The Portfolios do not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in the market prices of securities held at the end of the period. Similarly, the Portfolios do not isolate the effect of changes in foreign exchange rates from the changes in the market prices of portfolio securities sold during the period.
 Realized foreign exchange gains and losses on other assets and liabilities and change in unrealized foreign exchange gains and losses on other assets and liabilities located in the Statements of Operations include realized foreign exchange gains and losses from currency gains or losses between the trade and the settlement dates of securities transactions, the difference between the amounts of interest, dividends and foreign withholding taxes recorded on the Portfolios’ books and the U.S. dollar equivalent amounts actually received or paid and changes in the unrealized foreign exchange gains and losses relating to the other assets and liabilities arising as a result of changes in the exchange rates.

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 Securities Transactions, Investment Income, Expenses, Dividends and Distributions to Shareholders: Security transactions are recorded on a trade date basis.  Realized gains and losses on the sale of investments are calculated on the identified cost basis.  Interest income is accrued daily from settlement date except when collection is not expected. Dividend income is recorded on the ex-dividend date except for certain dividends from foreign securities, which are recorded as soon as the Trust is informed after the ex-dividend date. Paydown gains and losses on mortgage and asset-backed securities are recorded as components of interest income on the Statement of Operations. For financial statement purposes, the Portfolios amortize all premiums and accrete all discounts on fixed income securities.  Distributions from income from underlying mutual fund investments, if any, are recorded to income on the ex-dividend date. Distributions from net realized capital gains from underlying mutual fund investments, if any, are recorded to realized gains on the ex-dividend date.
 Portfolios which earn foreign income and capital gains may be subject to foreign withholding taxes and capital gains taxes at various rates. Under applicable foreign law, a withholding of tax may be imposed on interest, dividends, and capital gains from the sale of foreign securities at various rates. India, Thailand, and certain other countries’ tax regulations require that taxes be paid on capital gains realized by a Portfolio.
 In consideration of recent decisions rendered by the European courts, certain Portfolios filed reclaims to recover taxes withheld on dividends earned from certain European Union countries. These filing are subject to various administrative and judicial proceedings within these countries. During the current fiscal year, such amounts recovered, excluding any foreign exchange gain (loss) and interest income amounted to $558,722 for the SA International Index Portfolio and are reflected as Dividends (unaffiliated) in the Statement of Operations. No other amounts for additional tax reclaims are disclosed in the financial statements due to the uncertainty as to the ultimate resolution of the proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment.
 Distributions received from Real Estate Investment Trust (“REIT”) investments are recharacterized based on information provided by the REIT into the following categories: ordinary income, long-term and short-term capital gains, and return of capital. If information is not available on a timely basis from the REIT, the recharacterization will be based on available information which may include the previous year’s allocation. If new or additional information becomes available from the REIT at a later date, a recharacterization will be made in the following year. The amount recharacterized as ordinary income is recorded as dividend income and the amount recharacterized as capital gain is recorded as realized gain in the Statement of Operations. The amount recharacterized as return of capital is recorded as a reduction to the cost of investments in the Statement of Assets and Liabilities. These recharacterizations are reflected in the accompanying financial statements.
 Income, expenses other than class specific expenses, and realized and unrealized gains and losses are allocated daily to each class of shares based upon the relative net asset value of outstanding shares of each class of shares at the beginning of the day (after adjusting for current capital share activity of the respective class).
 Expenses common to all Portfolios are allocated among the Portfolios based upon relative net assets or other appropriate allocation methods. In all other respects, expenses are charged to each Portfolio as incurred on a specific identification basis. The expenses included in the accompanying financial statements reflect the expenses of each of the respective funds and do not include indirect expenses associated with the investments in the Underlying Portfolios. “Fees paid indirectly” in the Statement of Operations represents expense reductions used to offset non-affiliated expenses resulting from participation in a commission recapture program.
 Dividends from net investment income and capital gain distributions, if any, are paid annually. The Portfolios record dividends and distributions to their shareholders on the ex-dividend date.
 The amount of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts at fiscal year end based on their federal tax-basis treatment; temporary differences do not require reclassification. Net assets are not affected by these reclassifications.
 Each Portfolio is considered a separate entity for tax purposes and intends to comply with the requirements of the Internal Revenue Code, as amended, applicable to regulated investment companies and distribute all of its taxable income, including any net capital gains on investments, to its shareholders. Each Portfolio also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. Therefore, no federal income tax or excise tax provision is required.
 Each Portfolio recognizes the tax benefits of uncertain tax positions only when the position is more likely than not to be sustained, assuming examination by tax authorities. Management has analyzed each Portfolio’s tax positions and concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions. The Portfolios file U.S. federal and certain state income tax returns. The Portfolios' federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.
 Operating Segments: An operating segment is defined in FASB Accounting Standards Update ("ASU") 2023-07, "Segment Reporting (Topic 280) - Improvements to Reportable Segment Disclosures" as a component of a public entity that engages in business activities from which it may recognize revenues and incur expenses, has operating results that are regularly reviewed by the public entity’s chief operating decision maker ("CODM") in making resource allocation decisions and assessing segment performance, and for which discrete financial information is available.  Under Topic 280, the Portfolios’ Principal Executive Officer and Principal Financial Officer act as the Portfolios’ CODM and have determined that the Portfolios have a single operating segment. The financial information provided to and reviewed by the CODM to assess segment performance and to make resource allocations is consistent with that presented within the Portfolios’ financial statements.
Recent Accounting and Regulatory Developments
 In November 2024, the FASB issued an Accounting Standards Update (“ASU”) 2024-03, Income Statement—Reporting Comprehensive Income—Expense Disaggregation Disclosures (Subtopic 220-40): Disaggregation of Income Statement Expenses. The amendments require additional disclosures regarding the nature and composition of certain

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

income statement expense captions, including disclosures related to selling expenses. The ASU is effective for annual reporting periods beginning after December 15, 2026, and interim reporting periods beginning after December 15, 2027. Early adoption is permitted. At this time, management is evaluating the implications of these changes on the financial statements.
 In September 2026, the FASB issued ASU 2026-03, Fair Value Measurement (Topic 820): Investment Companies with Equity Securities Subject to Contractual Sale Restrictions. The amendments require investment companies within the scope of Topic 946 to reflect the effect of a contractual sale restriction on the fair value measurement of an equity security by applying a discount and to disclose the amount of that discount. The ASU is effective for annual reporting periods beginning after December 15, 2027, including interim periods within those annual periods. Early adoption is permitted on any date on or after September 9, 2026. At this time, management is evaluating the implications of these changes on the financial statements.
Note 3 — Derivative Instruments
 Forward Foreign Currency Contracts: A forward contract is an agreement between two parties to buy or sell currency at a set price on a future date. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is marked-to-market daily using the forward rate and the cumulative change in market value is recorded by a Portfolio as unrealized appreciation or depreciation. On the settlement date, a Portfolio records either realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 Risks to a Portfolio of entering into forward contracts include counterparty risk, market risk and illiquidity risk. Counterparty risk arises upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will generally consist of the net amount of contractual payments that the Portfolio has not yet received though the Portfolio’s maximum exposure due to counterparty risk could extend to the notional amount of the contract. Market risk is the risk that the value of the forward contract will depreciate due to unfavorable changes in the exchange rates. These contracts may involve market risk in excess of the unrealized appreciation or depreciation reported on the Statement of Assets and Liabilities. Illiquidity risk arises because the secondary market for forwards may have less liquidity relative to markets for other securities. Currency transactions are also subject to risks different from those of other portfolio transactions. Because currency control is of great importance to the issuing governments and influences economic planning and policy, purchases and sales of currency and related instruments can be adversely affected by government exchange controls, limitations or restrictions on repatriation of currency, and manipulations or exchange restrictions imposed by governments.
 Forward foreign currency contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Futures: A futures contract is an agreement between two parties to buy and sell a financial instrument at a set price on a future date. Upon entering into a futures transaction, a Portfolio will be required to segregate an initial margin payment of cash or other liquid securities with the futures commission merchant (the “broker”). Subsequent payments are made or received by the Portfolio as a result of changes in the value of the contract and/or changes in the value of the initial margin requirement. Such receipts or payments are recorded in the Statements of Assets and Liabilities as receivable/payable for variation margin on futures contracts and as cash collateral on futures contracts for the changes in the value of the initial margin requirement. When a contract is closed, the Portfolios record a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
 The primary risk to a Portfolio of entering into futures contracts is market risk. Market risk is the risk that there will be an unfavorable change in the interest rate, value or currency rate of the underlying security or securities. Futures contracts involve, to varying degrees, risk of loss in excess of the variation margin disclosed on the Statement of Assets and Liabilities. There may also be trading restrictions or limitations imposed by an exchange, and government regulations may restrict trading in futures contracts. While a Portfolio will generally only purchase exchange-traded futures, due to market conditions, there may not always be a liquid secondary market for a futures contract and, as a result, the Portfolio may be unable to close out its futures contracts at a time which is advantageous. In addition, if a Portfolio has insufficient cash to meet margin requirements, the Portfolio may need to sell other investments, including at disadvantageous times. There is generally minimal counterparty risk to a Portfolio since the futures contracts are generally exchange-traded.
 Futures contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Options: An option is a contract conveying a right to buy or sell a financial instrument at a specified price during a stipulated period. When a Portfolio writes a call or a put option, it receives a premium which is equal to the current market value of the option written. The premiums on written options are recorded as a liability on the Statement of Assets and Liabilities. If a Portfolio purchases a call or a put option, it pays a premium which reflects the current market value of the option and which is included on the Portfolio’s Statement of Assets and Liabilities as an investment. The option position is marked to market daily and its value fluctuates based upon the value of the underlying financial instrument, time to expiration, cost of borrowing funds, and volatility of the value of the underlying financial instrument. If an option which a Portfolio has written either expires on its stipulated expiration date, or if the Portfolio enters into a closing purchase transaction, the Portfolio realizes a gain (or loss if the cost of a closing purchase transaction exceeds the premium received when the option was written) without regard to any unrealized gain or loss on the underlying security, and the liability related to such options is extinguished. If a call option which a Portfolio has written is exercised, the Portfolio realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a put option which a Portfolio has written is exercised, the amount of the premium originally received reduces the cost of the security which the Portfolio purchased upon exercise of the option. Options may be traded on a national securities exchange or in the OTC market.
 Risks to a Portfolio of entering into option contracts include counterparty risk, market risk and, with respect to OTC options, illiquidity risk. Counterparty risk arises from the potential inability of counterparties to meet the terms of their contracts. If the counterparty defaults, a Portfolio’s loss will consist of the net amount of contractual payments that the Portfolio has not yet received. Market risk is the risk that there will be an unfavorable change in the value of the underlying securities, and for written options, may result in losses in excess of the amounts shown on the statement of assets and liabilities. There is also the risk a Portfolio may not be able to enter into a closing transaction because of an illiquid market. In addition, unlisted options are not traded on an exchange and may not be as actively traded as listed options, making the valuation of such securities more difficult. An unlisted option also entails a greater risk that the party on the other side of the option transaction may default, which would make it impossible to close out an unlisted option position in some cases, and profits related to the transaction lost thereby.

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 Option contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Swap Contracts: Certain Portfolios may enter into contract for difference, credit default, inflation, interest rate, and total return swap contracts. Swap contracts are privately negotiated in the OTC market and may be entered into as a bilateral contract or a centrally cleared contract (“centrally cleared swaps”). In a centrally cleared swap, immediately following execution of the swap contract, the swap contract is novated to a central counterparty (the “CCP”) and a Portfolio faces the CCP through a broker. Upon entering into a centrally cleared swap, a Portfolio is required to deposit initial margin with the broker in the form of cash or securities in an amount that varies depending on the size and risk profile of the particular swap. Securities deposited as initial margin are designated on the Portfolio of Investments and cash deposited is recorded on the Statement of Assets and Liabilities as cash collateral on centrally cleared swap contracts. Unlike a bilateral swap contract, for centrally cleared swaps, a Portfolio has no credit exposure to the counterparty as the CCP stands between the Portfolio and the counterparty. Swaps are marked-to-market daily and the changes in value are recorded as an unrealized gain (loss). The daily change in valuation of swap contracts, if any, is recorded as unrealized appreciation (depreciation) on swap contracts. When the swap is terminated, a Portfolio will record a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Portfolio’s basis in the contract, if any. Generally, the basis of the contracts is the premium received or paid. Upfront payments and receipts on swap contracts are amortized on a daily basis. Net periodic payments made or received by a Portfolio are included as part of realized gain (loss).
 Contracts for Difference: A contract for difference (“CFD”) is a privately negotiated over-the-counter equity derivative contract between two parties, buyer and seller, stipulating that the seller will pay to or receive from the buyer the difference between the nominal value of the underlying instrument at the opening of the contract and that instrument’s value at the end of the contract. As an over-the-counter derivative contract, CFDs are not traded on an exchange. A CFD offers exposure to price changes in an underlying security without ownership of such security, typically by providing investors the ability to trade on margin. When entering into a CFD, the Portfolio attempts to predict either that the price of the underlying security will fall (taking a short position) or that the price of the security will rise (taking a long position). CFDs are subject to illiquidity risk because the liquidity of contracts for difference is based on the liquidity of the underlying instrument. CFDs are also subject to the risk that the counterparty to the CFD transaction may be unable or unwilling to make payments or to otherwise honor its financial obligations under the terms of the contract. CFDs, like many other derivative instruments, involve the risk that, if the derivative security declines in value, additional margin would be required to maintain the margin level. The seller may require the Portfolio to deposit additional sums to maintain proper margin coverage, and this may be at short notice. If additional margin is not provided in time, the seller may liquidate the positions at a loss to the Portfolio. As is the case with owning any financial instrument, there is the risk of loss associated with buying a CFD. For example, if the Portfolio buys a long CFD and the underlying security is worth less at the end of the contract, the Portfolio would be required to make a payment to the seller and would suffer a loss.
 CFD contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Credit Default Swap Agreements: Credit default swaps are generally contracts in which one party makes periodic fixed-rate payments or a one time premium payment (referred to as the buyer of protection) to another party (the seller of protection) in exchange for the right to receive a specified payment in the event of a default or other credit event for the referenced entity, obligation or index. As a seller of protection on credit default swaps, a Portfolio will generally receive from the buyer of protection a fixed rate of income throughout the term of the swap provided that there is no credit event. As the seller, a Portfolio would effectively add leverage to its portfolio because, in addition to its total net assets, the Portfolio would be subject to investment exposure on the notional amount of the swap. If a Portfolio is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. As a buyer of protection on credit default swaps, a Portfolio will make periodic payments, similar to an insurance premium and the seller of protection agrees to compensate the Portfolio for future potential losses as a result of a credit event on the reference bond or other asset. A Portfolio effectively transfers the credit event risk of the reference bond or asset from it to the seller of protection. If a Portfolio is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the referenced obligation, other deliverable obligations or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index. Recovery values are assumed by market makers considering either industry standard recovery rates or entity specific factors and considerations until a credit event occurs. If a credit event has occurred, the recovery value is determined by a facilitated auction whereby a minimum number of allowable broker bids, together with a specified valuation method, are used to calculate the settlement value.
 Credit default swaps on corporate issues or sovereign issues of an emerging market country are contracts in which the buyer of protection makes periodic fixed payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. If a credit event occurs and cash settlement is not elected, a variety of other deliverable obligations may be delivered in lieu of the specific referenced obligation. The ability to deliver other obligations may result in a cheapest-to deliver option (the buyer of protection’s right to choose the deliverable obligation with the lowest value following a credit event). A Portfolio may use credit default swaps on corporate issues or sovereign issues of an emerging market country to provide a measure of protection against defaults of the issuers (i.e., to reduce credit risk where the Portfolio owns or has exposure to the referenced obligation) or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular issuer’s default.
 Credit default swaps on asset-backed securities are contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a default or other credit event. Unlike credit default swaps on corporate issues or sovereign issues of an emerging market country, deliverable obligations in most instances would be limited to the specific referenced obligation as performance for asset-backed securities can vary across deals. Prepayments, principal paydowns, and other writedown or loss events on the underlying mortgage loans will reduce the outstanding principal balance of the referenced obligation. These reductions may be temporary or permanent as defined under the terms of the swap agreement and the notional amount for the swap agreement will be adjusted by corresponding amounts. A Portfolio may use credit default swaps on asset-backed securities to provide a measure of protection against defaults of the referenced obligation or to take a speculative credit position with an active long or short position with respect to the likelihood of a particular referenced obligation’s default.

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NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 Credit default swaps on credit indices are generally contracts in which the buyer of protection makes periodic fixed-rate payments or a one time premium payment to the seller of protection in exchange for the right to receive a specified payment in the event of a write-down, principal shortfall, interest shortfall or default of all or part of the referenced entities comprising the credit index. A credit index is a list of a basket of credit instruments or exposures designed to be representative of some part of the credit market as a whole. These indices are made up of reference credits that are judged by a poll of dealers to be the most liquid entities in the credit default swap market based on the sector of the index. Components of the indices may include, but are not limited to, investment grade securities, high yield securities, asset backed securities, emerging markets, and/or various credit ratings within each sector. Credit indices are traded using credit default swaps with standardized terms including a fixed spread and standard maturity dates. An index credit default swap references all the names in the index, and if there is a default, the credit event is settled based on that name’s weight in the index. The composition of the indices changes periodically, usually every six months, and for most indices, each name has an equal weight in the index. A Portfolio may use credit default swaps on credit indices to hedge a portfolio of credit default swaps or bonds which is less expensive than it would be to enter into many credit default swaps to achieve a similar effect. Credit-default swaps on indices are used for protecting investors owning bonds against default, and also to speculate on changes in credit quality.
 Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swaps on corporate issues or sovereign issues of an emerging market country as of period end are reported on a schedule at the end of each Portfolio’s Portfolio of Investments and serve as an indicator of the current status of the payment / performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. For credit default swaps on asset-based securities and credit indices, the quoted market prices and resulting values serve as the indicator of the current status of the payment/performance risk. Wider credit spreads and increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement. The maximum potential amount of future payments (undiscounted) that a Portfolio as a seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. Notional amounts of all credit default swaps outstanding at the end of the period, for which a Portfolio is the seller of protection, if any, are disclosed on a schedule following each Portfolio’s Portfolio of Investments. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swaps entered into by a Portfolio for the same referenced entity or entities.
 Credit default swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Currency Swap Agreements:  Currency swap agreements are typically entered into to manage exposure to foreign currency exchange rate risk, interest rate risk, and/or to obtain exposure to non-U.S. currencies. Currency swaps involve an initial exchange of notional principal amounts in two different currencies, periodic payments of interest denominated in the respective currencies, and a final re-exchange of the notional principal amounts at maturity.
 The exchange of currencies at the inception date of the contract takes place at the current spot rate. The net of the notional amount received/delivered, when translated to USD at the trade date, represents an upfront payment made or received. The re-exchange at maturity may take place at the same exchange rate, a specified rate or the then current spot rate. Interest payments, if applicable, are made between the parties based on negotiated rate structure in the two currencies at the inception of the contract. The terms of currency swap contracts may extend for many years. Currency swaps are usually negotiated with commercial and investment banks. Some Currency swaps may not provide for exchanging principal cash flows, but only for exchanging interest cash flows.
 Currency swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Total Return Swap Agreements: Total return swaps are equities contracts that are typically entered into for the purpose of investing in a security or index without owning or taking physical custody of securities. Total return swaps are contracts that obligate a party to pay or receive interest in exchange for the payment by the other party of the total return generated by a security, a basket of securities, an index or an index component. To the extent the total return of the security or index underlying the transaction exceeds or falls short of the offsetting interest rate obligation, a Portfolio will receive a payment from or make a payment to the counterparty.
 The counterparty to a total return swap will typically be a bank, investment banking firm or broker/dealer. Total return swaps may be structured in different ways. The counterparty will generally agree to pay a Portfolio the amount, if any, by which the notional amount of the total return swap contract would have increased in value had it been invested in particular stocks (or an index of stocks), plus the dividends that would have been received on those stocks. In these cases, a Portfolio may agree to pay to the counterparty a floating rate of interest on the notional amount of the total return swap contract plus the amount, if any, by which that notional amount would have decreased in value had it been invested in such stocks.
 Therefore, the return to a Portfolio on any total return swap should be the gain or loss on the notional amount plus dividends on the stocks less the interest paid by the Portfolio on the notional amount. In other cases, the counterparty and a Portfolio may agree to pay to the other the difference between the relative investment performances that would have been achieved if the notional amount of the total return swap contract had been invested in different stocks (or indices of stocks).
 A Portfolio will generally enter into total return swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments. Payments may be made at the conclusion of an total return swap contract or periodically during its term. Total return swaps normally do not involve the delivery of securities or other underlying assets. Accordingly, the risk of loss with respect to equity swaps is normally limited to the net amount of payments that a Portfolio is contractually obligated to make. If the counterparty to an total return swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of payments that the Portfolio is contractually entitled to receive, if any. In addition, the value of some components of an total return swap (such as the dividends on a common stock) may also be sensitive to changes in interest rates.
 Total return swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Interest Rate Swap Agreements: Interest rate swaps involve the exchange by a Portfolio with another party of their respective commitments to pay or receive interest with respect to the notional amount of principal. Since interest rate swaps are individually negotiated, a Portfolio expects to achieve an acceptable degree of correlation between their

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

respective portfolio investments and their interest rate positions. A Portfolio will enter into interest rate swaps only on a net basis, which means that the two payment streams are netted out, with the Portfolio receiving or paying, as the case may be, only the net amount of the two payments.
 Interest rate swaps do not involve the delivery of securities, other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that a Portfolio is contractually obligated to make. If the other party to an interest rate swap defaults, a Portfolio’s risk of loss consists of the net discounted amount of interest payments that the Portfolio is contractually entitled to receive, if any. The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary Portfolio securities transactions.
 Interest rate swap contracts outstanding at the end of the period, if any, are reported on a schedule at the end of each Portfolio’s Portfolio of Investments.
 Risks of Entering into Swap Agreements: Risks to a Portfolio of entering into swaps, include credit risk, market risk, counterparty risk, liquidity risk and documentation risk. By entering into swap agreements, a Portfolio may be exposed to risk of potential loss due to unfavorable changes in interest rates, the price of the underlying security or index, or the underlying referenced asset’s perceived or actual credit, that the counterparty may default on its obligation to perform or the possibility that there is no liquid market for these agreements. There is also the risk that the parties may disagree as to the meaning of contractual terms in the swap agreement. In addition, to the extent that a subadviser does not accurately analyze and predict  the underlying economic factors influencing the value of the swap, a Portfolio may suffer a loss, which may be in excess of the amount reflected on the statement of assets and liabilities.
 Master Agreements: Certain Portfolios that hold derivative instruments and other financial instruments may be a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements or similar agreements (“Master Agreements”) with certain counterparties that govern such instruments. Master Agreements may contain provisions regarding, among other things, the parties’ general obligations, representations, agreements, collateral requirements, events of default and early termination. Collateral can be in the form of cash or securities as agreed to by a Portfolio and applicable counterparty. Collateral requirements are generally determined based on a Portfolio’s net position with each counterparty. Master Agreements may also include certain provisions that require a Portfolio to post additional collateral upon the occurrence of certain events, such as when a Portfolio’s net assets fall below a specified level. In addition, Master Agreements typically specify certain standard termination events, such as failure of a party to pay or deliver, credit support defaults and other events of default. Termination events applicable to a Portfolio may also occur upon a decline in a Portfolio’s net assets below a specified level over a certain period of time. Additional termination events applicable to counterparties may occur upon a decline in a counterparty’s long-term and short-term credit ratings below a specified level, or upon a decline in the ratings of a counterparty’s credit support provider. Upon the occurrence of a termination event, the other party may elect to terminate early and cause settlement of all instruments outstanding pursuant to a particular Master Agreement, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of a Portfolio’s counterparties to elect early termination could cause the Portfolio to accelerate the payment of liabilities, which settlement amounts could be in excess of the amount of assets that are already posted as collateral. Typically, the Master Agreement will permit a single net payment in the event of default. Note, however, that bankruptcy or insolvency laws of a particular jurisdiction may impose restrictions on or prohibitions against the right of offset in bankruptcy, insolvency or other events. As a result, the early termination with respect to derivative instruments subject to Master Agreements that are in a net liability position could be material to a Portfolio’s financial statements. The Portfolios do not offset derivative assets and derivative liabilities that are subject to netting arrangements in the Statement of Assets and Liabilities.
 The following tables represent the value of derivatives held as of July 31, 2026, by their primary underlying risk exposure and the respective location on the Statement of Assets and Liabilities and the effect of derivatives on the Statement of Operations for the six months ended July 31, 2026. For a detailed presentation of derivatives held as of July 31, 2026, please refer to the schedule at the end of each Portfolio’s Portfolio of Investments.
	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$13,237	$—	$—	$—	$—	$—	$—	$—
SA Franklin Tactical Opportunities	59,852	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	—	—	—	—	142,581	—	—	—
SA JPMorgan Diversified Balanced	197,046	—	—	—	773,334	—	—	—
SA JPMorgan MFS Core Bond	190,628	—	—	—	2,149,253	—	—	—
SA MFS Total Return	—	—	—	—	121,773	—	—	—
SA PIMCO Global Bond Opportunities	1,554,829	6,252,181	—	—	1,624,128	5,908,265	—	—
SA Schroders VCP Global Allocation	723,705	—	—	—	475,296	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	2,921	—	—	—	82,549	—	—	—
SA T. Rowe Price VCP Balanced	208,929	—	—	—	66,244	—	—	—
SA VCP Index Allocation	—	—	—	—	41,433	—	—	—
	Equity Contracts
SA BlackRock Advantage International	51,749	—	—	—	—	—	—	—
SA Emerging Markets Equity Index	15,103	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	—	—	—	—	33,502	—	—	—
SA Goldman Sachs Multi-Asset Insights	1,041	—	—	—	57,697	—	—	—
SA International Index	70,380	4,334	—	—	39,927	1,176	—	—
SA JPMorgan Diversified Balanced	803,984	—	—	—	30,899	—	—	—
SA JPMorgan Emerging Markets	341,534	—	—	—	—	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Asset Derivatives				Liability Derivatives
	Futures Contracts(1)	Swap Contracts(2)	Options Purchased(3)	Forward Foreign Currency Contracts(4)	Futures Contracts(1)	Swap Contracts(2)	Options Written(5)	Forward Foreign Currency Contracts(6)
Portfolio	Equity Contracts
SA Large Cap Growth Index	$—	$—	$—	$—	$46,178	$—	$—	$—
SA Large Cap Index	259,062	—	—	—	—	—	—	—
SA Large Cap Value Index	29,786	—	—	—	—	—	—	—
SA Mid Cap Index	—	80	—	—	19,587	—	—	—
SA Schroders VCP Global Allocation	1,463,878	—	405,305	—	362,458	—	—	—
SA Small Cap Index	—	37,579	—	—	45,883	63,907	—	—
SA T. Rowe Price VCP Balanced	391,153	—	5,795,218	—	273,043	527	—	—
SA VCP Dynamic Allocation	2,639,413	—	64,687,084	—	—	—	—	—
SA VCP Dynamic Strategy	361,580	—	34,920,180	—	—	—	—	—
SA VCP Index Allocation	116,464	—	2,296,020	—	342,693	—	—	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	25,431	—	—	—	—	—	—
SA PIMCO Global Bond Opportunities	—	358,481	—	—	—	411,340	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	24,894	—	—	—	—	—	—
SA T. Rowe Price VCP Balanced	—	37,438	—	—	—	—	—	—
	Foreign Exchange Contracts
SA JPMorgan Diversified Balanced	64,899	—	—	23,822	8,676	—	—	23,284
SA PIMCO Global Bond Opportunities	—	58,673	3,636	1,026,383	—	13,263	6,901	2,808,354
SA Putnam International Value	—	—	—	835,728	—	—	—	2,113,678
SA Schroders VCP Global Allocation	—	—	—	379,717	—	—	—	335,449

(1)
Amount represents cumulative appreciation/depreciation on futures contracts as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities.

(2)
For centrally cleared swaps, the amount represents cumulative appreciation/depreciation as disclosed in the Portfolio of Investments. Only the current day’s variation margin is separately disclosed within the Statements of Assets and Liabilities. For OTC swaps, the amount represents unrealized appreciation/depreciation on over-the-counter swap contracts as disclosed within the Statements of Assets and Liabilities.

(3)	Investments at value (unaffiliated)
(4)	Unrealized appreciation on forward foreign currency contracts
(5)	Call and put options written, at value
(6)	Unrealized depreciation on forward foreign currency contracts

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$(1,087,919)	$—	$—	$—	$—
SA Franklin Tactical Opportunities	65,079	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(569,428)	—	—	—	—
SA JPMorgan Diversified Balanced	(2,150,040)	—	—	—	—
SA JPMorgan MFS Core Bond	(5,011,274)	—	—	—	—
SA MFS Total Return	(459,230)	—	—	—	—
SA PIMCO Global Bond Opportunities	720,208	(3,929,599)	29,634	—	—
SA Schroders VCP Global Allocation	1,099,459	—	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	(246,230)	—	—	—	—
SA T. Rowe Price VCP Balanced	540,066	—	—	—	—
SA VCP Index Allocation	(151,217)	—	—	—	—
	Equity Contracts
SA BlackRock Advantage International	45,329	—	—	—	—
SA Emerging Markets Equity Index	13,670	—	—	—	—
SA Fidelity Institutional AM® Global Equities	304,961	—	—	—	—
SA Franklin Tactical Opportunities	135,825	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	139,914	—	—	—	—
SA International Index	846,063	28,826	—	—	—
SA JPMorgan Diversified Balanced	(1,564,341)	—	—	—	—
SA JPMorgan Emerging Markets	(754,085)	—	—	—	—
SA Large Cap Growth Index	188,244	—	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Realized Gain (Loss) on Derivatives Recognized in Statement of Operations
	Futures Contracts(1)	Swap Contracts(2)	Written Options(3)	Purchased Options(4)	Forward Foreign Currency Contracts(5)
Portfolio	Equity Contracts
SA Large Cap Index	$1,598,151	$—	$—	$—	$—
SA Large Cap Value Index	375,036	—	—	—	—
SA Mid Cap Index	296,671	(39,487)	—	—	—
SA PIMCO RAE International Value	591,561	—	—	—	—
SA Schroders VCP Global Allocation	3,830,607	—	—	(2,582,128)	—
SA Small Cap Index	173,160	170,095	—	—	—
SA T. Rowe Price VCP Balanced	18,174,318	—	—	(5,489,814)	—
SA VCP Dynamic Allocation	35,952,307	—	—	(92,834,865)	—
SA VCP Dynamic Strategy	(5,607,542)	—	—	—	—
SA VCP Index Allocation	9,407,011	—	—	(2,170,224)	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	4,178	—	—	—
SA PIMCO Global Bond Opportunities	—	548,569	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	—	18,877	—	—	—
SA T. Rowe Price VCP Balanced	—	50,813	—	—	—
	Foreign Forward Exchange Contracts
SA JPMorgan Diversified Balanced	264,290	—	—	—	(70,697)
SA PIMCO Global Bond Opportunities	—	—	13,499	(28,677)	3,865,031
SA Putnam International Value	—	—	—	—	102,492
SA Schroders VCP Global Allocation	—	—	—	—	672,366

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Forward Foreign Currency Contracts(10)
Portfolio	Interest Rate Contracts
SA Federated Hermes Corporate Bond	$203,398	$—	$—	$—	$—
SA Franklin Tactical Opportunities	26,813	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	80,014	—	—	—	—
SA JPMorgan Diversified Balanced	(104,630)	—	—	—	—
SA JPMorgan MFS Core Bond	(283,727)	—	—	—	—
SA MFS Total Return	(14,572)	—	—	—	—
SA PIMCO Global Bond Opportunities	(754,352)	2,528,661	(4,507)	—	—
SA Schroders VCP Global Allocation	(277,126)	—	—	—	—
SA T. Rowe Price Allocation Moderately Aggressive	(20,405)	—	—	—	—
SA T. Rowe Price VCP Balanced	(91,012)	—	—	—	—
SA VCP Index Allocation	4,348	—	—	—	—
	Equity Contracts
SA BlackRock Advantage International	51,749	—	—	—	—
SA Emerging Markets Equity Index	9,922	—	—	—	—
SA Franklin Tactical Opportunities	(67,520)	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	(106,762)	—	—	—	—
SA International Index	(16,535)	8,387	—	—	—
SA JPMorgan Diversified Balanced	1,626,996	—	—	—	—
SA JPMorgan Emerging Markets	358,073	—	—	—	—
SA Large Cap Growth Index	(15,185)	—	—	—	—
SA Large Cap Index	294,691	—	—	—	—
SA Large Cap Value Index	22,028	—	—	—	—
SA Mid Cap Index	21,511	21,332	—	—	—
SA Schroders VCP Global Allocation	717,677	—	—	(106,346)	—
SA Small Cap Index	(33,605)	(21,227)	—	—	—
SA T. Rowe Price VCP Balanced	(4,446,044)	(527)	—	(633,784)	—
SA VCP Dynamic Allocation	(2,447,830)	—	—	2,201,421	—
SA VCP Dynamic Strategy	550,814	—	—	—	—
SA VCP Index Allocation	(2,287,397)	—	—	(244,424)	—
	Credit Contracts
SA Goldman Sachs Multi-Asset Insights	—	15,503	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Change in Unrealized Appreciation (Depreciation) on Derivatives Recognized in Statement of Operations
	Futures Contracts(6)	Swap Contracts(7)	Written Options(8)	Purchased Options(9)	Forward Foreign Currency Contracts(10)
Portfolio	Credit Contracts
SA PIMCO Global Bond Opportunities	$—	$(300,306)	$—	$—	$—
SA T. Rowe Price Allocation Moderately Aggressive	—	13,270	—	—	—
SA T. Rowe Price VCP Balanced	—	19,050	—	—	—
	Foreign Forward Exchange Contracts
SA JPMorgan Diversified Balanced	(20,804)	—	—	—	(18,628)
SA PIMCO Global Bond Opportunities	—	47,540	46,098	(23,802)	(458,129)
SA Putnam International Value	—	—	—	—	(1,613,559)
SA Schroders VCP Global Allocation	—	—	—	—	79,014

(1)	Net realized gain (loss) on futures contracts
(2)	Net realized gain (loss) on swap contracts
(3)	Net realized gain (loss) on written options contracts
(4)	Net realized gain (loss) on investments
(5)	Net realized gain (loss) on forward contracts
(6)	Change in unrealized appreciation (depreciation) on futures contracts
(7)	Change in unrealized appreciation (depreciation) on swap contracts
(8)	Change in unrealized appreciation (depreciation) on written options contracts
(9)	Change in unrealized appreciation (depreciation) on investments
(10)	Change in unrealized appreciation (depreciation) on forward contracts

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The following table represents the average monthly balances of derivatives held during the six months ended July 31, 2026.
	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Total Return Swap Contracts(1)	Written Call Option Contracts(2)	Written Put Option Contracts(2)	Currency Swap Contracts(1)	Contract For Difference Swaps Contracts(1)
SA BlackRock Advantage International	$2,778,323	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
SA Emerging Markets Equity Index	659,385	—	—	—	—	—	—	—	—	—	—
SA Federated Hermes Corporate Bond	44,718,620	—	—	—	—	—	—	—	—	—	—
SA Fidelity Institutional AM® Global Equities	3,007,113	—	—	—	—	—	—	—	—	—	—
SA Franklin Tactical Opportunities	5,372,598	—	—	—	—	—	—	—	—	—	—
SA Goldman Sachs Multi-Asset Insights	16,316,588	—	—	—	—	6,426,667	—	—	—	—	—
SA International Index	9,137,514	—	—	—	—	—	—	—	—	—	407,263
SA JPMorgan Diversified Balanced	150,886,143	4,447,651	—	—	—	—	—	—	—	—	—
SA JPMorgan Emerging Markets	8,965,550	—	—	—	—	—	—	—	—	—	—
SA JPMorgan MFS Core Bond	251,147,090	—	—	—	—	—	—	—	—	—	—
SA Large Cap Growth Index	3,948,882	—	—	—	—	—	—	—	—	—	—
SA Large Cap Index	21,508,225	—	—	—	—	—	—	—	—	—	—
SA Large Cap Value Index	3,960,904	—	—	—	—	—	—	—	—	—	—
SA MFS Total Return	21,645,863	—	—	—	—	—	—	—	—	—	—
SA Mid Cap Index	3,026,322	—	—	—	—	—	—	—	—	—	206,813
SA PIMCO Global Bond Opportunities	358,029,021	373,830,398	8,449	13,079	959,556,199	346,901,612	—	13,025	9,987	41,470,647	—
SA Putnam International Value	—	122,859,681	—	—	—	—	—	—	—	—	—
SA Schroders VCP Global Allocation	237,788,557	37,450,898	—	362,963	—	—	—	—	—	—	—
SA Small Cap Index	2,177,328	—	—	—	—	—	—	—	—	—	2,018,309
SA T. Rowe Price Allocation Moderately Aggressive	8,855,925	—	—	—	—	7,825,000	—	—	—	—	—
SA T. Rowe Price VCP Balanced	265,909,330	—	—	3,655,428	—	17,783,333	5,251	—	—	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	Average Amount Outstanding During the Period
Portfolio	Futures Contracts(1)	Forward Foreign Currency Contracts(1)	Purchased Call Options Contracts(2)	Purchased Put Options Contracts(2)	Interest Rate Swap Contracts(1)	Credit Default Swap Contracts(1)	Total Return Swap Contracts(1)	Written Call Option Contracts(2)	Written Put Option Contracts(2)	Currency Swap Contracts(1)	Contract For Difference Swaps Contracts(1)
SA VCP Dynamic Allocation	$833,218,333	$—	$—	$70,164,542	$—	$—	$—	$—	$—	$—	$—
SA VCP Dynamic Strategy	83,989,167	—	—	37,043,056	—	—	—	—	—	—	—
SA VCP Index Allocation	121,433,746	—	—	1,192,803	—	—	—	—	—	—	—

(1)	Amounts represent notional amounts in US dollars.
(2)	Amounts represent values in US dollars.
 The following table represents the Portfolios' objectives for using derivative instruments for the six months ended July 31, 2026:
	Objectives for Using Derivatives
Portfolio	Futures Contracts	Forward Foreign Currency Contracts	Options Contracts	Interest Rate Swap Contracts	Credit Default Swap Contracts	Currency Swap Contracts	Contracts For Difference Swaps
SA Emerging Markets Equity Index	5	-	-	-	-	-	-
SA Federated Hermes Corporate Bond	2	-	-	-	-	-	-
SA Fidelity Institutional AM Global Equities	5	-	-	-	-	-	-
SA Franklin Tactical Opportunities	5	-	-	-	-	-	-
SA Goldman Sachs Multi-Asset Insights	4	-	-	-	4	-	-
SA International Index	5	-	-	-	-	-	5
SA JPMorgan Diversified Balanced	2, 5	1	-	-	-	-	-
SA JPMorgan Emerging Markets	5	-	-	-	-	-	-
SA JPMorgan MFS Core Bond	2, 5	-	-	-	-	-	-
SA Large Cap Growth Index	5	-	-	-	-	-	-
SA Large Cap Index	5	-	-	-	-	-	-
SA Large Cap Value Index	5	-	-	-	-	-	-
SA MFS Total Return	2	-	-	-	-	-	-
SA Mid Cap Index	5	-	-	-	-	-	5
SA PIMCO Global Bond Opportunities	2,5, 6, 7	1, 6, 7	2,5, 6, 7	2, 5, 6, 7	3, 5, 6	1, 6, 7	-
SA PIMCO RAE International Value	5	-	-	-	-	-	-
SA Putnam International Value	-	7	-	-	-	-	-
SA Schroders VCP Global Allocation	2, 5	7	5, 6	-	3, 5	-	-
SA Small Cap Index	5	-	-	-	-	-	5
SA T. Rowe Price Moderately Aggressive	2	1	-	-	3	-	-
SA T. Rowe Price VCP Balanced	2, 5, 6	-	5, 6	-	3	-	-
SA VCP Dynamic Allocation	5, 6	-	5, 6	-	-	-	-
SA VCP Dynamic Strategy	5, 6	-	5, 6	-	-	-	-
SA VCP Index Allocation	5, 6	-	5, 6	-	-	-	-

(1)
To manage foreign currency exchange rate risk.
(2)
To manage interest rate risk and the duration of the portfolio.
(3)
To manage credit risk.
(4)
To manage against or gain exposure to certain securities and/or sectors.
(5)
To manage exposures in certain securities markets.
(6)
To manage portfolio risk.
(7)
To manage interest rate or foreign currency exchange rate risk, or gain exposures to foreign currencies.
 The following tables set forth the Portfolios’ derivative assets and liabilities by counterparty, net of amounts available for offset under Master Agreements and net of the related collateral pledged (received) as of July 31, 2026. The repurchase agreements held by the Portfolios as of July 31, 2026, are also subject to Master Agreements but are not

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

included in the following tables. See the Portfolio of Investments and the Notes to the Financial Statements for more information about the Portfolios’ holdings in repurchase agreements.
	SA International Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas	$—	$4,334	$—	$4,334	$—	$—	$—	$—	$4,334	$—	$4,334
Goldman Sachs & Co. LLC	—	—	—	—	—	1,176	—	1,176	(1,176)	1,176	—
Total	$—	$4,334	$—	$4,334	$—	$1,176	$—	$1,176	$3,158	$1,176	$4,334

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA JPMorgan Diversified Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
BNP Paribas SA	$—	$—	$—	$—	$6,700	$—	$—	$6,700	$(6,700)	$—	$(6,700)
HSBC Bank PLC	13,234	—	—	13,234	10,958	—	—	10,958	2,276	—	2,276
Morgan Stanley & Co. International PLC	10,588	—	—	10,588	1,635	—	—	1,635	8,953	—	8,953
Standard Chartered Bank	—	—	—	—	1,700	—	—	1,700	(1,700)	—	(1,700)
State Street Bank & Trust Company	—	—	—	—	2,291	—	—	2,291	(2,291)	—	(2,291)
Total	$23,822	$—	$—	$23,822	$23,284	$—	$—	$23,284	$538	$—	$538

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Mid Cap Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
HSBC Holdings	$—	$80	$—	$80	$—	$—	$—	$—	$80	$—	$80
Total	$—	$80	$—	$80	$—	$—	$—	$—	$80	$—	$80

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA PIMCO Global Bond Opportunities Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$422,739	$101,811	$821	$525,371	$1,460,204	$—	$6,050	$1,466,254	$(940,883)	$734,613	$(206,270)
Goldman Sachs Bank USA	603,644	58,673	2,815	665,132	1,348,150	13,263	851	1,362,264	(697,132)	344,175	(352,957)
Goldman Sachs International	—	142,534	—	142,534	—	—	—	—	142,534	(142,534)	—
Total	$1,026,383	$303,018	$3,636	$1,333,037	$2,808,354	$13,263	$6,901	$2,828,518	$(1,495,481)	$936,254	$(559,227)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Putnam International Value Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$12,789	$—	$—	$12,789	$236,593	$—	$—	$236,593	$(223,804)	$—	$(223,804)
Barclays Bank PLC	8,320	—	—	8,320	86,343	—	—	86,343	(78,023)	—	(78,023)
Citibank, N.A.	29,469	—	—	29,469	128,364	—	—	128,364	(98,895)	—	(98,895)
Goldman Sachs International	51,177	—	—	51,177	431,421	—	—	431,421	(380,244)	—	(380,244)
HSBC Bank PLC	9,146	—	—	9,146	305,171	—	—	305,171	(296,025)	—	(296,025)
JPMorgan Chase Bank, N.A.	46,976	—	—	46,976	219,654	—	—	219,654	(172,678)	—	(172,678)
Morgan Stanley & Co. International PLC	396,917	—	—	396,917	141,172	—	—	141,172	255,745	—	255,745
State Street Bank & Trust Company	6,862	—	—	6,862	237,361	—	—	237,361	(230,499)	—	(230,499)
Toronto Dominion Bank	41,452	—	—	41,452	170,542	—	—	170,542	(129,090)	—	(129,090)
UBS AG	122,100	—	—	122,100	25,270	—	—	25,270	96,830	—	96,830
Westpac Banking Corp.	110,520	—	—	110,520	131,787	—	—	131,787	(21,267)	—	(21,267)
Total	$835,728	$—	$—	$835,728	$2,113,678	$—	$—	$2,113,678	$(1,277,950)	$—	$(1,277,950)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Schroders VCP Global Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America, N.A.	$30,944	$—	$—	$30,944	$13,628	$—	$—	$13,628	$17,316	$—	$17,316
Barclays Bank PLC	149,152	—	—	149,152	250,009	—	—	250,009	(100,857)	—	(100,857)
Citibank, N.A.	145,596	—	—	145,596	21,250	—	—	21,250	124,346	—	124,346
Goldman Sachs International	—	—	—	—	8,817	—	—	8,817	(8,817)	—	(8,817)
Morgan Stanley & Co. International PLC	1,782	—	—	1,782	8,266	—	—	8,266	(6,484)	—	(6,484)
UBS AG	52,243	—	—	52,243	33,479	—	—	33,479	18,764	—	18,764
Total	$379,717	$—	$—	$379,717	$335,449	$—	$—	$335,449	$44,268	$—	$44,268

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA Small Cap Index Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Bank of America Merrill Lynch	$—	$23,896	$—	$23,896	$—	$3,293	$—	$3,293	$20,603	$—	$20,603
BNP Paribas SA	—	95	—	95	—	23,073	—	23,073	(22,978)	—	(22,978)
Goldman Sachs & Co. LLC	—	68	—	68	—	8,901	—	8,901	(8,833)	8,833	—
HSBC Holdings	—	4,755	—	4,755	—	10,416	—	10,416	(5,661)	5,661	—
JPMorgan Securities, LLC	—	8,765	—	8,765	—	18,224	—	18,224	(9,459)	—	(9,459)
Total	$—	$37,579	$—	$37,579	$—	$63,907	$—	$63,907	$(26,328)	$14,494	$(11,834)

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA T. Rowe Price VCP Balanced Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$5,795,218	$5,795,218	$—	$—	$—	$—	$5,795,218	$—	$5,795,218
Morgan Stanley & Co. International PLC	—	—	—	—	—	527	—	527	(527)	—	(527)
Total	$—	$—	$5,795,218	$5,795,218	$—	$527	$—	$527	$5,794,691	$—	$5,794,691

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$21,109,976	$21,109,976	$—	$—	$—	$—	$21,109,976	$(21,109,976)	$—
Goldman Sachs International	—	—	40,376,403	40,376,403	—	—	—	—	40,376,403	(40,376,403)	—
UBS AG	—	—	3,200,705	3,200,705	—	—	—	—	3,200,705	(3,200,705)	—
Total	$—	$—	$64,687,084	$64,687,084	$—	$—	$—	$—	$64,687,084	$(64,687,084)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Dynamic Strategy Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Citibank, N.A.	$—	$—	$8,888,411	$8,888,411	$—	$—	$—	$—	$8,888,411	$(8,888,411)	$—
Goldman Sachs International	—	—	23,631,241	23,631,241	—	—	—	—	23,631,241	(23,631,241)	—
UBS AG	—	—	2,400,528	2,400,528	—	—	—	—	2,400,528	(2,400,528)	—
Total	$—	$—	$34,920,180	$34,920,180	$—	$—	$—	$—	$34,920,180	$(34,920,180)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.

	SA VCP Index Allocation Portfolio
	Derivative Assets(1)				Derivative Liabilities(1)
Counterparty	Forward Foreign Currency Contracts	OTC Swaps	Options Purchased	Total	Forward Foreign Currency Contracts	OTC Swaps	Options Written	Total	Net Derivative Assets (Liabilities)	Collateral Pledged/ (Received)(2)	Net Amount(3)
Goldman Sachs International	$—	$—	$2,296,020	$2,296,020	$—	$—	$—	$—	$2,296,020	$(2,296,020)	$—
Total	$—	$—	$2,296,020	$2,296,020	$—	$—	$—	$—	$2,296,020	$(2,296,020)	$—

(1)	Gross amounts of recognized assets and liabilities not offset in the Statement of Assets and Liabilities.
(2)	For each respective counterparty, collateral pledged or (received) is limited to an amount not to exceed 100% of the derivative asset/liability in the table above.
(3)	Net amount represents the net amount due (to)/from counterparty in the event of a default based on the contractual set-off rights under the agreement.
Note 4 — Federal Income Taxes
 The following details the tax basis of distributions as well as the components of distributable earnings.  The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences primarily arising from wash sales, post October capital losses, investments in

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

passive foreign investment companies,  investments in real estate investment trusts, investments in regulated investment companies, straddle loss deferrals, foreign taxes payable, contingent payment debt securities, inflation securities, late year ordinary losses, investments in partnerships, treatment of defaulted securities and derivative transactions.
	Distributable Earnings			Tax Distributions
	For the year ended January 31, 2026
Portfolio	Ordinary Income	Long-term Gains/Capital Loss Carryover	Unrealized Appreciation (Depreciation)	Ordinary Income	Long-Term Capital Gains
SA AB Growth	$4,770,196	$199,784,990	$673,096,011	$—	$263,666,549
SA AB Small & Mid Cap Value	6,206,666	6,173,100	49,022,086	16,782,383	38,155,743
SA BlackRock Advantage International	6,459,333	33,463,041	44,999,436	7,480,489	23,848,464
SA BlackRock Multi-Factor 70/30	5,494,686	3,619,764	14,558,310	2,485,833	1,979,588
SA Emerging Markets Equity Index	2,743,586	(7,381,290)	38,458,136	1,776,041	—
SA Federated Hermes Corporate Bond	51,678,453	(43,458,517)	(68,283,697)	51,705,657	—
SA Fidelity Institutional AM® Global Equities	20,026,467	55,629,346	76,179,317	9,002,026	53,313,256
SA Fidelity Institutional AM® International Growth	1,790,625	28,106,758	57,709,571	7,457,211	25,493,147
SA Fidelity Institutional AM® Real Estate	5,960,273	3,324,726	17,787,895	7,069,479	15,890,865
SA Fixed Income Index	18,178,314	(37,423,672)	(10,273,727)	16,682,146	—
SA Fixed Income Intermediate Index	15,373,038	(15,284,443)	286,526	13,605,614	—
SA Franklin BW U.S. Large Cap Value	18,259,454	127,963,964	346,036,562	22,389,291	181,091,940
SA Franklin Small Company Value	2,129,727	11,549,324	52,264,476	8,277,519	16,857,842
SA Franklin Systematic U.S. Large Cap Core	5,573,545	35,117,196	60,415,977	9,517,464	13,976,767
SA Franklin Systematic U.S. Large Cap Value	11,828,413	39,962,299	109,456,026	17,491,756	13,415,755
SA Franklin Tactical Opportunities	3,758,929	4,971,222	22,428,383	1,963,791	4,763,579
SA Global Index Allocation 60/40	1,379,245	5,138,700	12,001,304	1,825,179	5,992,843
SA Global Index Allocation 75/25	1,713,861	9,840,593	16,377,331	1,618,249	4,816,189
SA Global Index Allocation 90/10	6,051,033	38,576,679	83,825,810	5,659,245	18,747,340
SA Goldman Sachs Multi-Asset Insights	1,009,304	501,817	5,739,010	3,593,442	3,057,668
SA Index Allocation 60/40	4,593,247	26,771,889	31,012,090	4,165,351	14,739,519
SA Index Allocation 80/20	7,680,746	65,804,077	98,090,363	6,876,731	34,468,641
SA Index Allocation 90/10	20,098,581	190,724,147	344,637,151	18,017,752	84,337,192
SA International Index	29,116,127	24,232,611	349,850,442	20,323,552	—
SA Invesco Growth Opportunities	—	10,454,098	65,542,171	—	1,270,248
SA Janus Focused Growth	—	64,187,721	201,282,585	78,495	96,300,538
SA JPMorgan Diversified Balanced	19,613,810	14,979,577	40,601,374	8,350,457	14,360,234
SA JPMorgan Emerging Markets	4,782,757	(7,848,357)	68,776,772	4,577,723	—
SA JPMorgan Equity-Income	12,465,320	108,307,275	216,465,230	17,713,338	135,716,327
SA JPMorgan Large Cap Core	4,129,921	68,957,666	98,017,858	19,738,780	40,687,092
SA JPMorgan MFS Core Bond	63,369,614	(137,668,488)	(69,441,131)	67,887,028	—
SA JPMorgan Mid-Cap Growth	13,016,345	50,675,153	94,434,604	—	51,581,494
SA JPMorgan Ultra-Short Bond	11,980,442	(9,128,404)	1,055,708	16,351,439	—
SA Large Cap Growth Index	4,521,089	99,678,419	224,778,135	7,855,713	93,549,082
SA Large Cap Index	37,764,783	432,484,954	2,028,212,269	40,261,075	386,385,054
SA Large Cap Value Index	24,933,775	35,417,490	48,661,942	13,953,076	49,714,734
SA MFS Large Cap Growth	1,970,992	210,953,737	222,628,092	18,554,466	134,513,893
SA MFS Massachusetts Investors Trust	2,879,897	131,683,511	180,595,461	10,426,422	207,456,916
SA MFS Total Return	11,285,992	31,449,471	62,787,256	11,385,561	39,961,864
SA Mid Cap Index	4,905,909	29,859,316	123,453,401	14,184,298	23,846,919
SA PIMCO Global Bond Opportunities	15,157,681	(41,429,146)	2,573,925	14,576,330	—
SA PIMCO RAE International Value	25,116,411	36,113,012	91,267,400	24,082,194	5,602,619
SA PineBridge High-Yield Bond	14,829,305	(29,966,652)	271,436	15,966,317	—
SA Putnam International Value	9,465,714	30,097,282	108,782,879	7,706,544	29,980,349
SA Schroders VCP Global Allocation	44,496,391	—	49,213,152	8,017,593	—
SA Small Cap Index	4,293,384	16,431,725	69,073,957	4,332,888	16,397,309
SA T. Rowe Price Allocation Moderately Aggressive	11,214,945	59,067,255	161,451,731	8,377,961	44,495,609
SA T. Rowe Price VCP Balanced	112,791,374	48,326,431	217,790,879	124,536,170	1,656,026
SA VCP Dynamic Allocation	192,857,286	426,398,253	362,286,454	282,904,060	443,997,862
SA VCP Dynamic Strategy	161,187,294	207,983,035	161,043,247	214,886,883	165,370,183
SA VCP Index Allocation	26,991,794	31,732,080	70,987,709	29,868,754	2,076,161

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 As of January 31, 2026, for Federal income tax purposes, the Portfolios indicated below have capital loss carryforwards, which are available to offset future capital gains, if any:
	Capital Loss Carryforward Unlimited
Portfolio	ST	LT
SA Emerging Markets Equity Index	$1,400,062	$5,981,228
SA Federated Hermes Corporate Bond	9,523,493	33,935,024
SA Fixed Income Index	630,614	36,793,058
SA Fixed Income Intermediate Index	429,938	14,854,505
SA JPMorgan Emerging Markets	9,744,346	—
SA JPMorgan MFS Core Bond	37,387,730	100,280,758
SA JPMorgan Ultra-Short Bond	2,239,889	6,888,515
SA PIMCO Global Bond Opportunities	10,544,082	30,885,064
SA PineBridge High-Yield Bond	2,134,939	27,831,713
SA VCP Dynamic Allocation	22,266,208	29,792,535

*
The Portfolios had a change in ownership as defined in the Internal Revenue Code section 382 during the fiscal year ended January 31, 2026. The capital loss carryforwards may be subject to limitations pursuant to applicable federal income tax regulations.

 The amounts of aggregate unrealized gain (loss) and the cost of investment securities for Federal tax purposes, including short-term securities and repurchase agreements, were as follows:
Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA AB Growth	$659,877,510	$(47,053,853)	$612,823,657	$1,138,480,569
SA AB Small & Mid Cap Value	82,504,885	(25,760,482)	56,744,403	429,149,632
SA BlackRock Advantage International	27,371,124	(12,166,144)	15,204,980	312,113,299
SA BlackRock Multi-Factor 70/30	18,667,777	(1,665,820)	17,001,957	115,279,725
SA Emerging Markets Equity Index	56,885,516	(12,053,911)	44,831,605	73,952,507
SA Federated Hermes Corporate Bond	5,892,639	(110,349,366)	(104,456,727)	1,593,786,944
SA Fidelity Institutional AM® Global Equities	87,106,432	(10,840,295)	76,266,137	264,233,368
SA Fidelity Institutional AM® International Growth	52,080,460	(2,607,283)	49,473,177	185,534,469
SA Fidelity Institutional AM® Real Estate	51,305,316	(7,414,977)	43,890,339	206,562,649
SA Fixed Income Index	372,561	(23,999,191)	(23,626,630)	552,652,657
SA Fixed Income Intermediate Index	280,124	(10,511,673)	(10,231,549)	518,037,069
SA Franklin BW U.S. Large Cap Value	338,340,852	(19,258,149)	319,082,703	973,205,825
SA Franklin Small Company Value	53,001,877	(9,338,695)	43,663,182	256,716,739
SA Franklin Systematic U.S. Large Cap Core	61,483,983	(9,993,501)	51,490,482	294,525,922
SA Franklin Systematic U.S. Large Cap Value	106,268,166	(16,187,468)	90,080,698	519,901,764
SA Franklin Tactical Opportunities	22,967,688	(2,830,621)	20,137,067	94,616,761
SA Global Index Allocation 60/40	16,374,182	(2,422,386)	13,951,796	99,401,256
SA Global Index Allocation 75/25	20,530,718	(1,347,400)	19,183,318	92,196,148
SA Global Index Allocation 90/10	99,889,292	(2,351,508)	97,537,784	361,942,772
SA Goldman Sachs Multi-Asset Insights	5,657,513	(1,470,178)	4,187,335	48,824,300
SA Index Allocation 60/40	42,330,615	(5,929,865)	36,400,750	244,776,830
SA Index Allocation 80/20	115,688,631	(4,406,150)	111,282,481	417,786,188
SA Index Allocation 90/10	405,316,030	(7,381,418)	397,934,612	1,167,368,073
SA International Index	380,236,217	(41,081,874)	339,154,343	659,833,103
SA Invesco Growth Opportunities	51,458,427	(10,764,633)	40,693,794	225,884,980
SA Janus Focused Growth	182,312,187	(12,014,558)	170,297,629	319,052,643
SA JPMorgan Diversified Balanced	48,803,889	(15,215,285)	33,588,604	383,600,358
SA JPMorgan Emerging Markets	80,031,616	(10,806,824)	69,224,792	139,402,803
SA JPMorgan Equity-Income	203,677,896	(8,243,527)	195,434,369	582,926,911
SA JPMorgan Large Cap Core	93,249,604	(15,859,786)	77,389,818	429,786,576
SA JPMorgan MFS Core Bond	5,910,522	(115,744,284)	(109,833,762)	1,881,165,818
SA JPMorgan Mid-Cap Growth	100,075,262	(50,647,082)	49,428,180	584,198,898
SA JPMorgan Ultra-Short Bond	224,190	(1,010,316)	(786,126)	332,699,277
SA Large Cap Growth Index	261,595,410	(10,967,436)	250,627,974	485,044,999
SA Large Cap Index	2,102,714,746	(62,938,126)	2,039,776,620	1,240,291,319
SA Large Cap Value Index	133,271,897	(47,271,074)	86,000,823	615,911,496
SA MFS Large Cap Growth	168,417,365	(32,196,183)	136,221,182	552,744,475
SA MFS Massachusetts Investors Trust	180,442,306	(12,781,043)	167,661,263	414,784,240

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Aggregate Unrealized Gain	Aggregate Unrealized Loss	Net Unrealized Gain (Loss)	Cost of Investments
SA MFS Total Return	$73,108,434	$(24,121,666)	$48,986,768	$433,268,729
SA Mid Cap Index	157,385,881	(30,418,549)	126,967,332	389,306,397
SA PIMCO Global Bond Opportunities	14,683,680	(20,461,476)	(5,777,796)	421,136,384
SA PIMCO RAE International Value	94,308,302	(18,258,051)	76,050,251	392,191,078
SA PineBridge High-Yield Bond	2,150,854	(5,571,534)	(3,420,680)	234,602,107
SA Putnam International Value	126,052,616	(9,172,038)	116,880,578	227,275,090
SA Schroders VCP Global Allocation	57,938,675	(13,503,002)	44,435,673	338,648,320
SA Small Cap Index	100,165,640	(41,034,750)	59,130,890	294,178,108
SA T. Rowe Price Allocation Moderately Aggressive	179,740,231	(39,612,109)	140,128,122	663,663,437
SA T. Rowe Price VCP Balanced	212,325,796	(64,283,066)	148,042,730	1,193,990,695
SA VCP Dynamic Allocation	922,141,188	(340,117,536)	582,023,652	7,892,106,075
SA VCP Dynamic Strategy	506,497,696	(161,064,654)	345,433,042	4,181,370,548
SA VCP Index Allocation	90,084,492	(10,564,223)	79,520,269	492,936,329
Note 5 — Investment Advisory and Management Agreement, and Service Plan (12b-1 Plan)
 SAAMCo serves as investment adviser to the Trust and employs investment subadvisers that make investment decisions for all or portions of certain of the Portfolios. The Portfolios pay SAAMCo a monthly fee, calculated daily based on net assets at the annual rates set forth in the table below. SAAMCo has contractually (unless otherwise indicated) agreed to waive a portion of its advisory fee for certain Portfolios.  The subadvisers are compensated for their services by SAAMCo.
Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA AB Growth	AllianceBernstein L.P.	0.700% on the first $50 million 0.650% on the next $100 million 0.600% over $150 million	No fee waiver
SA AB Small & Mid Cap Value	AllianceBernstein L.P.	0.950% on first $250 million 0.900% over $250 million	0.880% on the first $250 million 0.830% over $250 million
SA BlackRock Advantage International	BlackRock Investment Management, LLC	0.850% on first $250 million 0.800% on next $250 million 0.750% over $500 million	0.790% on the first $250 million 0.740% on the next $250 million 0.690% over $500 million(1)
SA BlackRock Multi-Factor 70/30	BlackRock Investment Management, LLC	0.650% on the first $250 million 0.600% over $250 million	0.400% on the first $250 million 0.350% over $250 million(2)
SA Emerging Markets Equity Index	BlackRock Investment Management, LLC	0.450% on first $2 billion 0.400% over $2 billion	No fee waiver
SA Federated Hermes Corporate Bond	Federated Hermes Investment Management Company	0.700% on first $50 million 0.600% on next $100 million 0.550% on next $100 million 0.500% over $250 million	No fee waiver
SA Fidelity Institutional AM® Global Equities	FIAM, LLC	0.900% on first $50 million 0.800% on next $100 million 0.700% on next $150 million 0.650% over $300 million	0.870% on first $50 million 0.770% on next $100 million 0.670% on next $150 million 0.620% over $300 million
SA Fidelity Institutional AM® International Growth	FIAM, LLC	0.780% on first $100 million 0.760% on next $100 million 0.750% over $200 million	No fee waiver
SA Fidelity Institutional AM® Real Estate	FIAM, LLC	0.800% on first $100 million 0.750% on next $400 million 0.700% over $500 million	No fee waiver
SA Fixed Income Index	BlackRock Investment Management, LLC	0.300% on first $2 billion 0.250% over $2 billion	Contractual Waiver(3)
SA Fixed Income Intermediate Index	BlackRock Investment Management, LLC	0.300% on first $2 billion 0.250% over $2 billion	Contactual Waiver(3)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Franklin BW U.S. Large Cap Value	Brandywine Global Investment Management, LLC	0.800% first $100 million 0.750% on next $400 million 0.700% over $500 million	0.670%
SA Franklin Small Company Value	Franklin Advisers, Inc.	1.00% on first $200 million 0.920% on next $300 million 0.900% over $500 million	0.950% on the first $200 million 0.870% on the next $300 million 0.850% thereafter(4)
SA Franklin Systematic U.S. Large Cap Core	Franklin Advisers, Inc.	0.500% on first $100 million 0.480% on next $150 million 0.460% on next $250 million 0.440% on next $250 million 0.430% over $750 million	No fee waiver
SA Franklin Systematic U.S. Large Cap Value	Franklin Advisers, Inc.	0.600%	No fee waiver
SA Franklin Tactical Opportunities	Franklin Advisers, Inc.	0.700% on first $500 million 0.675% on next $500 million 0.650% on next $1 billion 0.625% over $2 billion	No fee waiver
SA Global Index Allocation 60/40		0.100%	No fee waiver
SA Global Index Allocation 75/25		0.100%	No fee waiver
SA Global Index Allocation 90/10		0.100%	No fee waiver
SA Goldman Sachs Multi-Asset Insights	Goldman Sachs Asset Management, LP	0.700% on first $500 million 0.675% on next $500 million 0.665% thereafter	No fee waiver
SA Index Allocation 60/40		0.100%	No fee waiver
SA Index Allocation 80/20		0.100%	No fee waiver
SA Index Allocation 90/10		0.100%	No fee waiver
SA International Index	BlackRock Investment Management, LLC	0.400% on first $2 billion 0.350% over $2 billion	No fee waiver
SA Invesco Growth Opportunities	Invesco Advisers, Inc.	0.750% on first $250 million 0.700% on next $250 million 0.650% over $500 million	No fee waiver
SA Janus Focused Growth	Janus Henderson Investors US LLC	0.850%	0.750%
SA JPMorgan Diversified Balanced	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	Voluntary Waiver(5)
SA JPMorgan Emerging Markets	J.P. Morgan Investment Management, Inc.	1.150% on first $100 million 1.100% on next $100 million 1.050% over $200 million	0.95%
SA JPMorgan Equity-Income	J.P. Morgan Investment Management, Inc.	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $150 million 0.550% on next $200 million 0.500% over $500 million	No fee waiver

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA JPMorgan Large Cap Core	J.P. Morgan Investment Management, Inc.	0.800% on first $50 million 0.750% on next $200 million 0.700% over $250 million	0.730% on the first $50 million 0.680% on the next $200 million 0.630% over $250 million
SA JPMorgan MFS Core Bond	J.P. Morgan Investment Management, Inc. Massachusetts Financial Services Company	0.600%	0.500%
SA JPMorgan Mid-Cap Growth	J.P. Morgan Investment Management, Inc.	0.800% on first $100 million 0.750% over $100 million	0.770% on the first $100 million 0.720% on the next $400 million 0.700% over $500 million
SA JPMorgan Ultra-Short Bond	J.P. Morgan Investment Management, Inc.	0.475% on first $100 million 0.450% on next $400 million 0.425% on next $500 million 0.400% over $1 billion	No fee waiver
SA Large Cap Growth Index	BlackRock Investment Management, LLC	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA Large Cap Index	BlackRock Investment Management, LLC	0.400% on first $2 billion 0.320% on next $1 billion 0.280% over $3 billion	0.260% on the first $2 billion 0.180% on the next $1 billion 0.140% over $3 billion
SA Large Cap Value Index	BlackRock Investment Management, LLC	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA MFS Large Cap Growth	Massachusetts Financial Services Company	0.700% on first $250 million 0.650% on next $250 million 0.600% over $500 million	No fee waiver
SA MFS Massachusetts Investors Trust	Massachusetts Financial Services Company	0.700% on first $600 million 0.650% on next $900 million 0.600% over $1.5 billion	0.660% on the first $600 million 0.610% on the next $900 million 0.560% over $1.5 billion
SA MFS Total Return	Massachusetts Financial Services Company	0.700% on first $50 million 0.650% on next $450 million 0.625% for next $250 million 0.595% for next $250 million 0.575% over $1 billion	No fee waiver
SA Mid Cap Index	BlackRock Investment Management, LLC	0.300% on first $2 billion 0.250% over $2 billion	No fee waiver
SA PIMCO Global Bond Opportunities	Pacific Investment Management Company, LLC	0.75% first $50 million 0.65% next $100 million 0.60% next $100 million 0.55% over $250 million	0.73% first $50 million 0.63% next $100 million 0.58% next $100 million 0.53% over $250 million
SA PIMCO RAE International Value	Pacific Investment Management Company, LLC	1.025% on first $50 million 0.865% on next $150 million 0.775% on next $300 million 0.750% over $500 million	0.765% on the first $250 million 0.740% over $250 million
SA PineBridge High-Yield Bond	PineBridge Investments, LLC	0.700% on first $50 million 0.650% on next $100 million 0.600% on next $100 million 0.550% over $250 million	No fee waiver
SA Putnam International Value	Putnam Investment Management, LLC	1.000% on first $150 million 0.900% on next $150 million 0.800% over $300 million	0.900% on first $150 million 0.800% on next $150 million 0.700% over $300 million

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Subadviser	Advisory Fee	Advisory Fee after Waiver
SA Schroders VCP Global Allocation	Schroders Investment Management North America, Inc.	0.850% on first $250 million 0.830% on next $250 million 0.790% on next $1 billion 0.770% over $1.5 billion	No fee waiver
SA Small Cap Index	BlackRock Investment Management, LLC	0.350% on first $2 billion 0.300% over $2 billion	0.310% on first $2 billion 0.260% over $2 billion
SA T. Rowe Price Allocation Moderately Aggressive	T. Rowe Price Associates, Inc.	0.700% on first $400 million 0.685% on next $500 million 0.660% on next $1 billion 0.635% thereafter	No fee waiver
SA T. Rowe Price VCP Balanced	T. Rowe Price Associates, Inc.
0.850% on first $200 million
0.820% reset at $200 million
0.820% on next $300 million
0.800% reset at $500 million
0.800% on next $500 million
0.770% reset at $1 billion
0.750% on next $1 billion
0.750% reset at $2 billion
0.750% over $2 billion
No fee waiver
SA VCP Dynamic Allocation	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% on next $5 billion 0.190% over $8 billion(6)
SA VCP Dynamic Strategy	AllianceBernstein L.P.	0.250% on first $1.5 billion 0.220% on next $1.5 billion 0.200% over $3 billion	Voluntary Waiver(6)
SA VCP Index Allocation	T. Rowe Price Associates, Inc.	0.200% on first $500 million 0.175% thereafter	No fee waiver

(1)
The information presented represents the advisory fees after waivers that became effective on April 30, 2026. Prior to that date, SA BlackRock Advantage International
Portfolio contractually waived fees so that its advisory fee payable was equal to 0.80% of the Portfolio’s average daily net assets on the first $250 million and 0.750% of the
Portfolio’s average daily net assets on the next $250 million, and 0.69% on the Portfolio’s average daily net assets thereafter.

(2)
The Advisor has also contractually agreed to waive an additional portion of its management fee in an amount equal to the Portfolio’s expenses related to investments in exchange traded funds (“ETFs”) managed or advised by BlackRock Investment Management, LLC (“BlackRock”) or its affiliates, and this waiver will continue so long as the
Portfolio invests in such ETFs.

(3)
Effective April 30, 2025, The Adviser contractually agrees to waive its Advisory Fee in an amount equal to the BlackRock iShares Waiver in order to pass the benefit of such waiver onto the Portfolio in connection with its investments in the iShares Funds (iShares), and this waiver will continue so long as the Portfolio invests in such iShares.

(4)
The Advisor has also voluntarily agreed to waive its advisory fee with the respect to SA Franklin Small Company Value Portfolio, after taking into account the contractual advisory fee waiver above, so that its advisory fee payable by the Portfolio is equal to 0.90% of the Portfolio’s average daily net assets on the first $200 million, 0.82% of the
Portfolio’s average daily net assets on the next $300 million, and 0.80% of the Portfolio’s average daily net assets thereafter.

(5)
The Advisor has voluntarily agreed, until further notice, to waive a portion of its Advisory fee in an amount equal to the amount of any Subadvisory fees voluntarily waived by the Portfolio’s Subadviser, J.P. Morgan Investment Management, Inc (“JPM”), in connection with the Portfolio’s investments in the JPM underlying Portfolios (the “ Morgan
Fee Waiver”). The JPMorgan Fee Waiver may be modified or terminated at any time by the Subadviser.

(6)
The Advisor has also voluntarily agreed, until further notice, to waive an additional portion of its advisory fee, in an amount equal to the amount of any advisory fees voluntarily waived by the Portfolio’ Subadviser, AllianceBernstein L.P. (“AB”), in connection with the Portfolio’ investments in the AB Government Money Market Portfolio, a series of AB Fixed-Income Shares, Inc. managed by AB (the “AB Portfolio Waiver”). The AB Portfolio Waiver may be terminated at any time by the Advisor.

 For the six months ended July 31, 2026, advisory fees waived were as follows:
Portfolio	Amount
SA AB Small & Mid Cap Value	$169,760
SA BlackRock Advantage International	89,587
SA BlackRock Multi-Factor 70/30	269,128
SA Fidelity Institutional AM® Global Equities	50,706
SA Fixed Income Index	28,104
SA Fixed Income Intermediate Index	31,359

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Amount
SA Franklin BW U.S. Large Cap Value	$334,025
SA Franklin Small Company Value	146,141
SA Janus Focused Growth	240,598
SA JPMorgan Diversified Balanced	57,308
SA JPMorgan Emerging Markets	187,300
SA JPMorgan Large Cap Core	179,957
SA JPMorgan MFS Core Bond	879,668
SA JPMorgan Mid-Cap Growth	113,934
SA Large Cap Index	2,281,404
SA MFS Massachusetts Investors Trust	114,118
SA PIMCO Global Bond Opportunities	26,971
SA PIMCO RAE International Value	176,735
SA Putnam International Value	166,242
SA Small Cap Index	69,269
SA VCP Dynamic Allocation	342,935
SA VCP Dynamic Strategy	84,250
 The Adviser has contractually agreed to waive its fees and/or reimburse expenses, if necessary, to keep annual operating expenses at or below certain percentages of the following Portfolios’ average net assets. This agreement may be modified or discontinued prior to April 30, 2027, only with the approval of the Board, including a majority of the Disinterested Directors. For purposes of the waived fees and reimbursed expense calculations, annual Portfolio operating expenses shall not include extraordinary expenses (i.e., expenses that are unusual in nature and infrequent in occurrence, such as litigation), or acquired fund fees and expenses, brokerage commissions and other transactional expenses relating to the purchase and sale of portfolio securities, interest, taxes and governmental fees, and other expenses not incurred in the ordinary course of the Portfolio’s business. During the period ended July 31, 2026, the Adviser waived its fees and/or reimbursed expenses, if necessary, to keep annual operating expenses at or below the following percentages:
Portfolio	Class 1	Class 2	Class 3
SA BlackRock Multi-Factor 70/30	0.51%	N/A	0.76%
SA Emerging Markets Equity Index	0.58%	N/A	0.83%
SA Fidelity Institutional AM® International Growth	0.88%	N/A	1.13%
SA Fixed Income Index	0.34%	N/A	0.59%
SA Fixed Income Intermediate Index	0.34%	N/A	0.59%
SA Franklin Systematic U.S. Large Cap Core	0.70%	N/A	0.95%
SA Franklin Tactical Opportunities	0.81%	N/A	1.06%
SA Global Index Allocation 60/40	N/A	N/A	0.43%
SA Global Index Allocation 75/25	0.18%	N/A	0.43%
SA Global Index Allocation 90/10	0.18%	N/A	0.43%
SA Goldman Sachs Multi-Asset Insights	0.81%	N/A	1.06%
SA Index Allocation 60/40	0.18%	N/A	0.43%
SA Index Allocation 80/20	0.18%	N/A	0.43%
SA Index Allocation 90/10	0.18%	N/A	0.43%
SA International Index	0.52%	N/A	0.77%
SA JPMorgan Diversified Balanced	0.83%	0.98%	1.08%
SA JPMorgan Mid-Cap Growth	0.79%	0.94%	1.04%
SA Large Cap Growth Index	0.35%	N/A	0.60%
SA Large Cap Value Index	0.35%	N/A	0.60%
SA Mid Cap Index	0.40%	N/A	0.65%
SA Schroders VCP Global Allocation	0.90%	N/A	1.15%
SA Small Cap Index	0.41%	N/A	0.66%
SA T. Rowe Price Allocation Moderately Aggressive	0.81%	N/A	1.06%
SA T. Rowe Price VCP Balanced	0.90%	N/A	1.15%
SA VCP Index Allocation	0.28%	N/A	0.53%
 The Adviser may also voluntarily waive additional fees and/or reimburse additional expenses.  The Adviser may terminate all such voluntary waivers and/or reimbursements at any time.
 For the six months ended July 31, 2026, expenses reimbursed were as follows:
Portfolio	Amount
SA BlackRock Multi-Factor 70/30	$5,099
SA Emerging Markets Equity Index	133,715
SA Fidelity Institutional AM® International Growth	43,374
SA Fixed Income Index	104,813
SA Fixed Income Intermediate Index	95,347

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Amount
SA Franklin Tactical Opportunities	$85,929
SA Global Index Allocation 60/40	22,076
SA Global Index Allocation 75/25	16,263
SA Goldman Sachs Multi-Asset Insights	64,129
SA Large Cap Growth Index	27,912
SA Large Cap Value Index	43,346
SA Schroders VCP Global Allocation	86,860
 Waivers or reimbursements made by the Adviser with respect to Portfolio, with the exception of advisory fee waivers, are subject to recoupment from that Portfolio within the following two years, provided that the Portfolio is able to effect such payment to the Adviser without exceeding the applicable expense limitations in effect at the time such waivers and/or reimbursements occurred or the current expense limitation of that share class.
 At July 31, 2026, expenses previously reimbursed by the Adviser that are subject to recoupment and expire during the time period indicated below are as follows:
	Amount Recouped	Balance Subject to Recoupment
Portfolio	July 31, 2026	January 31, 2027	January 31, 2028	July 31, 2028
SA BlackRock Multi-Factor 70/30	$—	$13,279	$19,995	$5,099
SA Emerging Markets Equity Index	—	118,031	279,454	133,715
SA Fidelity Institutional AM® International Growth	—	8,249	41,111	43,374
SA Fixed Income Index	—	48,387	263,969	104,812
SA Fixed Income Intermediate Index	—	57,301	248,100	95,348
SA Franklin Tactical Opportunities	1,030	87,254	170,539	85,929
SA Global Index Allocation 60/40	—	10,555	28,329	22,076
SA Global Index Allocation 75/25	—	9,542	22,008	16,264
SA Goldman Sachs Multi-Asset Insights	—	75,336	159,245	64,129
SA JPMorgan Mid-Cap Growth	—	2,048	—	—
SA Large Cap Growth Index	—	36,404	30,912	27,912
SA Large Cap Value Index	—	41,074	45,241	43,346
SA Schroders VCP Global Allocation	—	25,665	134,115	86,860
SA Small Cap Index	5,754	—	6,074	—
 The Trust has entered into a Master Transfer Agency and Service Agreement with VALIC Retirement Services Company (“VRSCO”), an affiliate of VALIC.  VRSCO receives from the Trust and Seasons Series Trust, collectively, an annual fee of $1,000,000, which shall increase 3.00% each year with the first increase occurring on October 1, 2026.  The fee is allocated to each Portfolio of the Trust and Seasons Series Trust based on shareholder accounts.  Under the agreement, VRSCO provides services, which include the issuance and redemption of shares, payment of dividends between the Trust and their “institutional” shareholders and certain shareholder reporting services including confirmation of transactions and tax reporting.  Accordingly, for the six months ended July 31, 2026, transfer agent fees were paid (see Statement of Operations) based on the aforementioned agreement.
 Class 2 and Class 3 shares of each Portfolio are subject to Rule 12b-1 plans that provide for service fees payable at the annual rate of 0.15% and 0.25%, respectively, of the average daily net assets of Class 2 and Class 3 shares. The service fees will be used to compensate the Life Companies for expenditures made to financial intermediaries for providing services to contract holders who are the indirect beneficial owners of the Portfolios’ Class 2 and Class 3 shares. Accordingly, for the six months ended July 31, 2026, service fees were paid (see Statement of Operations) based on the aforementioned rates.
 During the period, the SA Federated Hermes Corporate Bond Portfolio purchased a new issue of Pioneer OpCo LLC, a restricted issuer due to an affiliated company serving as a joint lead manager on the debt offering.  Upon discovery of the purchase inconsistent with the restriction, the security was promptly sold, resulting in a gain of $1,272.08 to the Portfolio.
Note 6 — Purchases and Sales of Investment Securities
 The cost of purchases and proceeds from sales and maturities of long-term investments during the six months ended July 31, 2026 were as follows:
Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA AB Growth	$330,596,413	$405,007,042	$—	$—
SA AB Small & Mid Cap Value	176,154,249	229,304,654	—	—
SA BlackRock Advantage International	427,470,168	456,847,025	—	—
SA BlackRock Multi-Factor 70/30	24,371,759	26,201,675	—	—
SA Emerging Markets Equity Index	2,189,491	15,588,087	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Purchases of Investment Securities (excluding U.S. Government Securities)	Sales of Investment Securities (excluding U.S. Government Securities)	Purchase of U.S. Government Securities	Sales of U.S. Government Securities
SA Federated Hermes Corporate Bond	$283,861,007	$207,369,544	$—	$36,241,346
SA Fidelity Institutional AM® Global Equities	114,939,490	149,636,750	—	—
SA Fidelity Institutional AM® International Growth	183,618,045	205,422,520	—	—
SA Fidelity Institutional AM® Real Estate	39,891,788	67,200,809	—	—
SA Fixed Income Index	30,767,703	27,502,025	51,146,563	39,482,466
SA Fixed Income Intermediate Index	26,355,008	26,494,596	59,817,473	51,400,815
SA Franklin BW U.S. Large Cap Value	510,057,048	616,915,074	—	—
SA Franklin Small Company Value	131,784,021	162,376,608	—	—
SA Franklin Systematic U.S. Large Cap Core	179,436,058	188,886,119	—	—
SA Franklin Systematic U.S. Large Cap Value	266,453,325	325,295,908	—	—
SA Franklin Tactical Opportunities	20,704,250	23,259,124	28,886,298	28,301,329
SA Global Index Allocation 60/40	10,072,945	14,210,079	—	—
SA Global Index Allocation 75/25	9,377,392	16,240,650	—	—
SA Global Index Allocation 90/10	39,994,792	48,545,845	—	—
SA Goldman Sachs Multi-Asset Insights	30,475,210	33,554,681	—	—
SA Index Allocation 60/40	13,953,573	30,518,926	—	—
SA Index Allocation 80/20	19,683,815	67,205,466	—	—
SA Index Allocation 90/10	42,304,807	159,904,022	—	—
SA International Index	44,166,295	141,781,141	—	—
SA Invesco Growth Opportunities	165,534,851	204,741,268	—	—
SA Janus Focused Growth	129,677,911	163,463,201	—	—
SA JPMorgan Diversified Balanced	105,113,509	119,136,070	4,498,217	11,849,629
SA JPMorgan Emerging Markets	71,117,390	98,674,137	—	—
SA JPMorgan Equity-Income	208,343,165	328,540,673	—	—
SA JPMorgan Large Cap Core	153,051,573	216,020,938	—	—
SA JPMorgan MFS Core Bond	176,079,446	131,592,048	123,524,171	138,018,991
SA JPMorgan Mid-Cap Growth	365,836,872	417,253,014	—	—
SA JPMorgan Ultra-Short Bond	102,926,805	117,631,461	5,262,941	—
SA Large Cap Growth Index	20,501,551	77,626,903	—	—
SA Large Cap Index	38,711,195	357,074,231	—	—
SA Large Cap Value Index	14,269,470	55,083,289	—	—
SA MFS Large Cap Growth	276,383,276	373,708,276	—	—
SA MFS Massachusetts Investors Trust	115,209,147	167,847,749	—	—
SA MFS Total Return	64,426,501	83,120,536	12,169,434	18,755,518
SA Mid Cap Index	50,481,297	96,569,119	—	—
SA PIMCO Global Bond Opportunities	31,115,259	30,889,680	427,070,144	449,282,420
SA PIMCO RAE International Value	160,851,314	187,750,395	—	—
SA PineBridge High-Yield Bond	91,912,600	104,567,531	—	—
SA Putnam International Value	52,322,508	69,652,592	—	—
SA Schroders VCP Global Allocation	107,732,502	128,806,567	—	—
SA Small Cap Index	70,579,353	100,827,971	—	—
SA T. Rowe Price Allocation Moderately Aggressive	168,317,249	204,595,805	16,304,872	11,621,182
SA T. Rowe Price VCP Balanced	270,752,003	349,095,144	26,448,875	35,968,715
SA VCP Dynamic Allocation	206,275,879	870,756,725	167,415,264	306,809,050
SA VCP Dynamic Strategy	156,007,820	516,251,834	100,023,253	173,626,080
SA VCP Index Allocation	21,959,872	45,816,449	—	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 7 — Capital Share Transactions
 Transactions in capital shares of each class of each Portfolio were as follows:
	SA AB Growth Portfolio				SA AB Small & Mid Cap Value Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	347,205	$20,311,311	1,424,661	$82,615,637	18,349	$254,583	822,498	$10,026,652
Reinvested dividends	—	—	2,471,265	147,682,805	—	—	871,439	10,021,547
Shares redeemed	(1,398,089)	(83,817,822)	(3,123,338)	(197,061,769)	(785,573)	(10,344,358)	(1,681,022)	(20,978,844)
Total	(1,050,884)	$(63,506,511)	772,588	$33,236,673	(767,224)	$(10,089,775)	12,915	$(930,645)
Class 2
Shares sold	12,207	$670,676	11,152	$648,616	1,064	$13,100	27,477	$335,569
Reinvested dividends	—	—	191,421	11,056,461	—	—	75,633	869,783
Shares redeemed	(110,697)	(6,348,518)	(285,066)	(17,278,307)	(47,174)	(627,270)	(94,334)	(1,178,815)
Total	(98,490)	$(5,677,842)	(82,493)	$(5,573,230)	(46,110)	$(614,170)	8,776	$26,537
Class 3
Shares sold	507,955	$26,289,493	552,671	$30,787,091	168,636	$2,189,450	2,615,876	$32,163,995
Reinvested dividends	—	—	1,891,263	104,927,283	—	—	3,908,323	44,046,796
Shares redeemed	(734,635)	(41,417,627)	(1,584,207)	(94,606,172)	(3,909,942)	(50,353,870)	(4,207,356)	(52,019,786)
Total	(226,680)	$(15,128,134)	859,727	$41,108,202	(3,741,306)	$(48,164,420)	2,316,843	$24,191,005
Net increase (decrease)	(1,376,054)	$(84,312,487)	1,549,822	$68,771,645	(4,554,640)	$(58,868,365)	2,338,534	$23,286,897
	SA BlackRock Advantage International Portfolio				SA BlackRock Multi-Factor 70/30 Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	76,370	$857,475	2,171,985	$22,837,669	—	$—	273	$5,221
Reinvested dividends	—	—	1,994,103	20,638,970	—	—	404	7,599
Shares redeemed	(2,228,725)	(24,678,245)	(4,037,560)	(43,592,326)	(478)	(9,949)	(376)	(6,890)
Total	(2,152,355)	$(23,820,770)	128,528	$(115,687)	(478)	$(9,949)	301	$5,930
Class 2
Shares sold	17,225	$190,037	12,622	$138,401
Reinvested dividends	—	—	47,530	490,032
Shares redeemed	(67,427)	(736,217)	(82,580)	(883,673)
Total	(50,202)	$(546,180)	(22,428)	$(255,240)
Class 3
Shares sold	188,771	$1,993,218	427,777	$4,759,060	263,654	$5,338,168	711,396	$13,190,238
Reinvested dividends	—	—	993,179	10,199,951	—	—	238,259	4,457,822
Shares redeemed	(834,351)	(9,186,428)	(2,343,835)	(24,973,060)	(394,246)	(8,005,852)	(534,438)	(9,961,611)
Total	(645,580)	$(7,193,210)	(922,879)	$(10,014,049)	(130,592)	$(2,667,684)	415,217	$7,686,449
Net increase (decrease)	(2,848,137)	$(31,560,160)	(816,779)	$(10,384,976)	(131,070)	$(2,677,633)	415,518	$7,692,379
	SA Emerging Markets Equity Index Portfolio				SA Federated Hermes Corporate Bond Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	57,207	$1,242,565	390,306	$5,929,341	2,917,717	$34,749,828	4,281,304	$50,324,071
Reinvested dividends	—	—	77,937	1,434,822	—	—	1,298,237	15,280,254
Shares redeemed	(593,899)	(13,070,588)	(738,409)	(12,486,579)	(3,276,268)	(38,882,969)	(7,246,016)	(85,776,964)
Total	(536,692)	$(11,828,023)	(270,166)	$(5,122,416)	(358,551)	$(4,133,141)	(1,666,475)	$(20,172,639)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Emerging Markets Equity Index Portfolio				SA Federated Hermes Corporate Bond Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 2
Shares sold					24,994	$298,251	116,886	$1,368,123
Reinvested dividends					—	—	28,674	338,062
Shares redeemed					(63,072)	(748,756)	(130,125)	(1,541,829)
Total					(38,078)	$(450,505)	15,435	$164,356
Class 3
Shares sold	83,263	$1,760,718	213,517	$3,775,270	8,049,515	$94,963,616	9,078,309	$107,406,494
Reinvested dividends	—	—	18,687	341,219	—	—	3,094,969	36,087,341
Shares redeemed	(206,615)	(4,501,360)	(327,907)	(5,309,667)	(6,594,622)	(77,235,098)	(12,478,576)	(146,001,294)
Total	(123,352)	$(2,740,642)	(95,703)	$(1,193,178)	1,454,893	$17,728,518	(305,298)	$(2,507,459)
Net increase (decrease)	(660,044)	$(14,568,665)	(365,869)	$(6,315,594)	1,058,264	$13,144,872	(1,956,338)	$(22,515,742)
	SA Fidelity Institutional AM® Global Equities Portfolio				SA Fidelity Institutional AM® International Growth Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	154,086	$3,377,851	1,418,061	$29,709,262	354,631	$7,264,502	1,356,897	$26,309,004
Reinvested dividends	—	—	2,449,770	50,612,250	—	—	1,639,768	30,270,115
Shares redeemed	(1,617,307)	(35,578,434)	(2,114,933)	(46,711,466)	(1,453,567)	(28,392,135)	(2,540,460)	(50,612,026)
Total	(1,463,221)	$(32,200,583)	1,752,898	$33,610,046	(1,098,936)	$(21,127,633)	456,205	$5,967,093
Class 2
Shares sold	2,904	$64,577	2,317	$51,809
Reinvested dividends	—	—	25,259	520,342
Shares redeemed	(6,584)	(145,063)	(21,169)	(467,290)
Total	(3,680)	$(80,486)	6,407	$104,861
Class 3
Shares sold	120,058	$2,560,248	158,611	$3,415,960	109,085	$2,061,257	243,282	$4,960,243
Reinvested dividends	—	—	551,687	11,182,690	—	—	146,622	2,680,243
Shares redeemed	(277,617)	(6,102,389)	(518,190)	(11,435,919)	(120,790)	(2,403,188)	(211,663)	(4,197,851)
Total	(157,559)	$(3,542,141)	192,108	$3,162,731	(11,705)	$(341,931)	178,241	$3,442,635
Net increase (decrease)	(1,624,460)	$(35,823,210)	1,951,413	$36,877,638	(1,110,641)	$(21,469,564)	634,446	$9,409,728
	SA Fidelity Institutional AM® Real Estate Portfolio				SA Fixed Income Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	45,704	$600,978	989,880	$12,348,795	5,123,545	$49,323,109	5,406,584	$51,994,764
Reinvested dividends	—	—	881,974	10,283,813	—	—	1,445,855	13,880,206
Shares redeemed	(865,770)	(11,391,974)	(1,915,252)	(23,766,426)	(4,673,903)	(45,006,885)	(9,200,600)	(88,616,433)
Total	(820,066)	$(10,790,996)	(43,398)	$(1,133,818)	449,642	$4,316,224	(2,348,161)	$(22,741,463)
Class 2
Shares sold	—	$—	12,185	$149,307
Reinvested dividends	—	—	21,018	244,445
Shares redeemed	(32,852)	(435,545)	(23,489)	(295,661)
Total	(32,852)	$(435,545)	9,714	$98,091
Class 3
Shares sold	78,534	$1,035,144	1,222,271	$14,998,744	1,223,237	$11,703,239	2,471,877	$23,746,509
Reinvested dividends	—	—	1,081,051	12,432,086	—	—	293,704	2,801,940
Shares redeemed	(1,548,643)	(19,850,545)	(1,879,169)	(23,251,768)	(953,858)	(9,120,127)	(1,959,573)	(18,694,368)
Total	(1,470,109)	$(18,815,401)	424,153	$4,179,062	269,379	$2,583,112	806,008	$7,854,081
Net increase (decrease)	(2,323,027)	$(30,041,942)	390,469	$3,143,335	719,021	$6,899,336	(1,542,153)	$(14,887,382)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Fixed Income Intermediate Index Portfolio				SA Franklin BW U.S. Large Cap Value Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	3,603,016	$36,955,457	8,003,594	$82,137,797	125,578	$2,768,045	2,337,598	$48,550,467
Reinvested dividends	—	—	1,194,014	12,167,007	—	—	6,584,873	126,692,959
Shares redeemed	(3,576,511)	(36,706,652)	(6,971,608)	(71,327,609)	(3,688,322)	(80,595,854)	(6,393,903)	(136,062,552)
Total	26,505	$248,805	2,226,000	$22,977,195	(3,562,744)	$(77,827,809)	2,528,568	$39,180,874
Class 2
Shares sold					11,052	$242,146	77,361	$1,655,280
Reinvested dividends					—	—	340,203	6,559,116
Shares redeemed					(142,038)	(3,105,104)	(261,792)	(5,577,901)
Total					(130,986)	$(2,862,958)	155,772	$2,636,495
Class 3
Shares sold	761,818	$7,765,091	1,331,061	$13,543,823	257,513	$5,719,402	655,750	$14,158,277
Reinvested dividends	—	—	142,014	1,438,607	—	—	3,688,506	70,229,156
Shares redeemed	(646,052)	(6,592,503)	(1,046,755)	(10,599,377)	(1,928,717)	(41,271,761)	(3,519,950)	(74,884,868)
Total	115,766	$1,172,588	426,320	$4,383,053	(1,671,204)	$(35,552,359)	824,306	$9,502,565
Net increase (decrease)	142,271	$1,421,393	2,652,320	$27,360,248	(5,364,934)	$(116,243,126)	3,508,646	$51,319,934
	SA Franklin Small Company Value Portfolio				SA Franklin Systematic U.S. Large Cap Core Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	6,123	$117,184	829,184	$12,639,220	569,837	$14,804,424	4,734,438	$107,786,102
Reinvested dividends	—	—	584,240	9,155,046	—	—	892,152	21,607,914
Shares redeemed	(479,701)	(8,932,068)	(1,598,312)	(25,898,878)	(1,287,876)	(33,100,149)	(2,414,617)	(57,778,471)
Total	(473,578)	$(8,814,884)	(184,888)	$(4,104,612)	(718,039)	$(18,295,725)	3,211,973	$71,615,545
Class 3
Shares sold	95,065	$1,762,248	796,814	$12,689,033	265,733	$6,806,453	305,262	$7,001,734
Reinvested dividends	—	—	1,040,385	15,980,315	—	—	78,629	1,886,317
Shares redeemed	(1,393,359)	(25,325,917)	(1,889,565)	(30,980,527)	(97,036)	(2,498,234)	(249,036)	(5,888,820)
Total	(1,298,294)	$(23,563,669)	(52,366)	$(2,311,179)	168,697	$4,308,219	134,855	$2,999,231
Net increase (decrease)	(1,771,872)	$(32,378,553)	(237,254)	$(6,415,791)	(549,342)	$(13,987,506)	3,346,828	$74,614,776
	SA Franklin Systematic U.S. Large Cap Value Portfolio				SA Franklin Tactical Opportunities Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	178,438	$2,827,728	7,216,508	$95,074,787	128	$1,927	312	$4,560
Reinvested dividends	—	—	1,344,509	18,648,346	—	—	596	8,330
Shares redeemed	(2,692,699)	(42,781,775)	(5,609,094)	(78,297,286)	(2,871)	(42,172)	(7,052)	(101,283)
Total	(2,514,261)	$(39,954,047)	2,951,923	$35,425,847	(2,743)	$(40,245)	(6,144)	$(88,393)
Class 2
Shares sold	7,184	$111,744	6,540	$80,430
Reinvested dividends	—	—	18,547	256,498
Shares redeemed	(16,050)	(251,247)	(53,308)	(745,179)
Total	(8,866)	$(139,503)	(28,221)	$(408,251)
Class 3
Shares sold	396,854	$6,355,265	964,093	$12,654,517	268,927	$3,951,078	340,660	$4,777,822
Reinvested dividends	—	—	884,500	12,002,667	—	—	483,732	6,719,040
Shares redeemed	(1,679,835)	(25,877,510)	(3,362,118)	(45,441,192)	(521,394)	(7,603,788)	(931,195)	(12,991,437)
Total	(1,282,981)	$(19,522,245)	(1,513,525)	$(20,784,008)	(252,467)	$(3,652,710)	(106,803)	$(1,494,575)
Net increase (decrease)	(3,806,108)	$(59,615,795)	1,410,177	$14,233,588	(255,210)	$(3,692,955)	(112,947)	$(1,582,968)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Global Index Allocation 60/40 Portfolio				SA Global Index Allocation 75/25 Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	—	$5	—	$—	—	$—
Reinvested dividends	—	—	432	8,201	—	—	1,389	28,346
Shares redeemed	(5,985)	(117,243)	—	(5)	(494)	(10,700)	(891)	(17,972)
Total	(5,985)	$(117,243)	432	$8,201	(494)	$(10,700)	498	$10,374
Class 3
Shares sold	235,513	$4,662,014	431,352	$8,168,814	171,374	$3,750,247	232,004	$4,705,129
Reinvested dividends	—	—	411,143	7,809,821	—	—	314,178	6,406,092
Shares redeemed	(427,835)	(8,427,958)	(748,209)	(14,053,055)	(473,037)	(10,351,506)	(788,956)	(16,054,796)
Total	(192,322)	$(3,765,944)	94,286	$1,925,580	(301,663)	$(6,601,259)	(242,774)	$(4,943,575)
Net increase (decrease)	(198,307)	$(3,883,187)	94,718	$1,933,781	(302,157)	$(6,611,959)	(242,276)	$(4,933,201)
	SA Global Index Allocation 90/10 Portfolio				SA Goldman Sachs Multi-Asset Insights Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	8,083	$192,458	2,213	$49,943	2	$23	—	$—
Reinvested dividends	—	—	12,870	281,733	—	—	2,186	25,069
Shares redeemed	(4,785)	(114,143)	(59,410)	(1,328,571)	(28)	(331)	(71)	(839)
Total	3,298	$78,315	(44,327)	$(996,895)	(26)	$(308)	2,115	$24,230
Class 3
Shares sold	910,212	$21,668,138	1,100,646	$24,034,992	170,874	$2,019,172	254,883	$3,030,089
Reinvested dividends	—	—	1,108,679	24,124,852	—	—	580,314	6,626,041
Shares redeemed	(1,236,692)	(29,448,337)	(2,232,675)	(47,867,511)	(403,505)	(4,782,161)	(675,944)	(7,957,553)
Total	(326,480)	$(7,780,199)	(23,350)	$292,333	(232,631)	$(2,762,989)	159,253	$1,698,577
Net increase (decrease)	(323,182)	$(7,701,884)	(67,677)	$(704,562)	(232,657)	$(2,763,297)	161,368	$1,722,807
	SA Index Allocation 60/40 Portfolio				SA Index Allocation 80/20 Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	15	$210	68	$1,130	564	$8,732
Reinvested dividends	—	—	1,962	28,240	—	—	12,139	200,175
Shares redeemed	(1,970)	(29,536)	(2,434)	(34,348)	(2,638)	(46,947)	(44,067)	(703,668)
Total	(1,970)	$(29,536)	(457)	$(5,898)	(2,570)	$(45,817)	(31,364)	$(494,761)
Class 3
Shares sold	398,960	$5,994,905	933,161	$13,402,033	625,050	$10,850,685	895,340	$14,618,084
Reinvested dividends	—	—	1,315,445	18,876,630	—	—	2,507,325	41,145,197
Shares redeemed	(1,446,870)	(21,958,238)	(2,619,603)	(37,954,408)	(3,273,508)	(57,311,333)	(4,708,426)	(78,344,652)
Total	(1,047,910)	$(15,963,333)	(370,997)	$(5,675,745)	(2,648,458)	$(46,460,648)	(1,305,761)	$(22,581,371)
Net increase (decrease)	(1,049,880)	$(15,992,869)	(371,454)	$(5,681,643)	(2,651,028)	$(46,506,465)	(1,337,125)	$(23,076,132)
	SA Index Allocation 90/10 Portfolio				SA International Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	10,886	$200,897	2,006,526	$35,566,519	7,825,662	$113,488,874
Reinvested dividends	—	—	26,453	473,250	—	—	1,236,441	19,560,503
Shares redeemed	(33,114)	(645,589)	(154,380)	(2,592,827)	(8,677,341)	(151,058,304)	(9,315,638)	(143,101,320)
Total	(33,114)	$(645,589)	(117,041)	$(1,918,680)	(6,670,815)	$(115,491,785)	(253,535)	$(10,051,943)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA Index Allocation 90/10 Portfolio				SA International Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	861,052	$16,618,474	2,307,918	$41,036,285	275,595	$4,810,429	466,661	$7,208,149
Reinvested dividends	—	—	5,720,477	101,881,694	—	—	48,633	763,049
Shares redeemed	(6,773,186)	(130,755,413)	(10,744,348)	(190,885,731)	(183,345)	(3,133,706)	(440,112)	(6,498,522)
Total	(5,912,134)	$(114,136,939)	(2,715,953)	$(47,967,752)	92,250	$1,676,723	75,182	$1,472,676
Net increase (decrease)	(5,945,248)	$(114,782,528)	(2,832,994)	$(49,886,432)	(6,578,565)	$(113,815,062)	(178,353)	$(8,579,267)
	SA Invesco Growth Opportunities Portfolio				SA Janus Focused Growth Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	124,229	$1,111,122	2,898,598	$18,253,142	720,106	$14,450,187	3,715,331	$72,688,395
Reinvested dividends	—	—	71,634	551,581	—	—	2,786,224	55,613,026
Shares redeemed	(1,364,330)	(11,709,160)	(5,039,117)	(35,085,950)	(1,976,614)	(38,238,260)	(2,887,562)	(60,743,828)
Total	(1,240,101)	$(10,598,038)	(2,068,885)	$(16,281,227)	(1,256,508)	$(23,788,073)	3,613,993	$67,557,593
Class 2
Shares sold	21	$145	15,673	$98,879	620	$10,664	221	$3,943
Reinvested dividends	—	—	1,333	9,237	—	—	86,589	1,615,757
Shares redeemed	(45,629)	(351,232)	(83,842)	(509,301)	(37,047)	(679,262)	(67,801)	(1,324,642)
Total	(45,608)	$(351,087)	(66,836)	$(401,185)	(36,427)	$(668,598)	19,009	$295,058
Class 3
Shares sold	310,656	$2,285,642	2,350,878	$12,871,312	895,361	$14,229,632	782,265	$14,292,911
Reinvested dividends	—	—	109,649	709,430	—	—	2,205,648	39,150,250
Shares redeemed	(3,879,765)	(29,959,150)	(3,937,573)	(24,004,661)	(1,172,835)	(21,028,190)	(1,820,965)	(35,937,429)
Total	(3,569,109)	$(27,673,508)	(1,477,046)	$(10,423,919)	(277,474)	$(6,798,558)	1,166,948	$17,505,732
Net increase (decrease)	(4,854,818)	$(38,622,633)	(3,612,767)	$(27,106,331)	(1,570,409)	$(31,255,229)	4,799,950	$85,358,383
	SA JPMorgan Diversified Balanced Portfolio				SA JPMorgan Emerging Markets Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	28,220	$590,768	195,092	$3,907,529	94,705	$1,181,220	1,174,792	$10,285,085
Reinvested dividends	—	—	325,298	6,548,255	—	—	178,332	1,833,250
Shares redeemed	(433,889)	(9,025,414)	(944,843)	(19,054,792)	(974,520)	(12,292,601)	(1,811,016)	(17,187,377)
Total	(405,669)	$(8,434,646)	(424,453)	$(8,599,008)	(879,815)	$(11,111,381)	(457,892)	$(5,069,042)
Class 2
Shares sold	9,553	$201,140	46,290	$898,275	7,896	$104,152	4,830	$53,585
Reinvested dividends	—	—	42,431	850,748	—	—	5,356	54,848
Shares redeemed	(47,607)	(985,661)	(212,529)	(4,206,536)	(27,449)	(336,789)	(44,053)	(429,988)
Total	(38,054)	$(784,521)	(123,808)	$(2,457,513)	(19,553)	$(232,637)	(33,867)	$(321,555)
Class 3
Shares sold	366,920	$7,513,948	517,753	$10,415,190	302,698	$3,695,569	373,416	$3,673,798
Reinvested dividends	—	—	769,818	15,311,688	—	—	265,511	2,689,625
Shares redeemed	(966,271)	(19,918,730)	(2,265,698)	(44,934,808)	(1,849,199)	(22,593,287)	(3,618,608)	(33,459,733)
Total	(599,351)	$(12,404,782)	(978,127)	$(19,207,930)	(1,546,501)	$(18,897,718)	(2,979,681)	$(27,096,310)
Net increase (decrease)	(1,043,074)	$(21,623,949)	(1,526,388)	$(30,264,451)	(2,445,869)	$(30,241,736)	(3,471,440)	$(32,486,907)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA JPMorgan Equity-Income Portfolio				SA JPMorgan Large Cap Core Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	22,013	$733,097	1,095,851	$35,853,048	858,918	$21,309,963	3,197,536	$72,342,122
Reinvested dividends	—	—	2,930,665	86,044,316	—	—	1,979,629	46,422,304
Shares redeemed	(3,101,582)	(101,860,096)	(5,098,183)	(168,797,660)	(3,351,773)	(80,764,097)	(4,901,812)	(116,489,782)
Total	(3,079,569)	$(101,126,999)	(1,071,667)	$(46,900,296)	(2,492,855)	$(59,454,134)	275,353	$2,274,644
Class 2
Shares sold	622	$20,361	13,149	$438,078	2,377	$55,602	1,974	$46,357
Reinvested dividends	—	—	54,468	1,596,450	—	—	15,767	370,045
Shares redeemed	(19,337)	(636,683)	(76,383)	(2,566,546)	(10,758)	(263,706)	(18,742)	(459,642)
Total	(18,715)	$(616,322)	(8,766)	$(532,018)	(8,381)	$(208,104)	(1,001)	$(43,240)
Class 3
Shares sold	112,279	$3,666,014	530,736	$17,836,766	367,078	$8,311,905	505,120	$11,665,837
Reinvested dividends	—	—	2,274,858	65,788,899	—	—	587,399	13,633,523
Shares redeemed	(1,080,535)	(34,489,971)	(1,745,396)	(57,234,718)	(444,374)	(10,561,160)	(921,863)	(21,970,430)
Total	(968,256)	$(30,823,957)	1,060,198	$26,390,947	(77,296)	$(2,249,255)	170,656	$3,328,930
Net increase (decrease)	(4,066,540)	$(132,567,278)	(20,235)	$(21,041,367)	(2,578,532)	$(61,911,493)	445,008	$5,560,334
	SA JPMorgan MFS Core Bond Portfolio				SA JPMorgan Mid-Cap Growth Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	10,694,904	$88,855,665	18,101,648	$149,710,634	39,584	$789,167	1,352,031	$24,201,188
Reinvested dividends	—	—	4,514,831	37,202,211	—	—	862,303	16,909,768
Shares redeemed	(10,406,092)	(86,358,592)	(23,161,715)	(191,967,020)	(1,091,067)	(21,537,648)	(2,292,057)	(45,769,489)
Total	288,812	$2,497,073	(545,236)	$(5,054,175)	(1,051,483)	$(20,748,481)	(77,723)	$(4,658,533)
Class 2
Shares sold	43,745	$364,698	101,160	$835,300	2,736	$47,273	15,941	$290,769
Reinvested dividends	—	—	24,179	198,513	—	—	56,864	1,016,733
Shares redeemed	(70,467)	(581,754)	(104,835)	(867,727)	(59,702)	(1,091,143)	(111,762)	(2,035,991)
Total	(26,722)	$(217,056)	20,504	$166,086	(56,966)	$(1,043,870)	(38,957)	$(728,489)
Class 3
Shares sold	7,750,482	$63,686,807	10,456,964	$86,489,138	459,752	$7,369,799	2,174,291	$35,413,386
Reinvested dividends	—	—	3,745,246	30,486,304	—	—	2,000,891	33,654,993
Shares redeemed	(8,147,955)	(66,709,881)	(14,889,565)	(121,773,175)	(2,065,366)	(36,215,117)	(3,731,981)	(65,512,093)
Total	(397,473)	$(3,023,074)	(687,355)	$(4,797,733)	(1,605,614)	$(28,845,318)	443,201	$3,556,286
Net increase (decrease)	(135,383)	$(743,057)	(1,212,087)	$(9,685,822)	(2,714,063)	$(50,637,669)	326,521	$(1,830,736)
	SA JPMorgan Ultra-Short Bond Portfolio				SA Large Cap Growth Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	973,867	$10,554,770	1,768,887	$19,348,271	585,871	$17,961,677	3,596,348	$100,649,052
Reinvested dividends	—	—	497,591	5,304,323	—	—	2,984,553	89,447,058
Shares redeemed	(1,177,895)	(12,762,683)	(2,397,354)	(26,142,552)	(2,435,473)	(77,917,137)	(5,891,688)	(183,403,349)
Total	(204,028)	$(2,207,913)	(130,876)	$(1,489,958)	(1,849,602)	$(59,955,460)	689,213	$6,692,761
Class 2
Shares sold	40,991	$436,921	129,576	$1,383,653
Reinvested dividends	—	—	38,708	406,048
Shares redeemed	(83,124)	(884,699)	(252,954)	(2,724,973)
Total	(42,133)	$(447,778)	(84,670)	$(935,272)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA JPMorgan Ultra-Short Bond Portfolio				SA Large Cap Growth Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	1,385,294	$14,599,985	4,279,505	$45,637,383	418,890	$12,733,277	487,030	$14,391,516
Reinvested dividends	—	—	1,027,130	10,641,068	—	—	402,889	11,957,737
Shares redeemed	(2,120,990)	(22,268,963)	(4,646,013)	(49,341,302)	(320,267)	(10,424,217)	(460,656)	(14,143,999)
Total	(735,696)	$(7,668,978)	660,622	$6,937,149	98,623	$2,309,060	429,263	$12,205,254
Net increase (decrease)	(981,857)	$(10,324,669)	445,076	$4,511,919	(1,750,979)	$(57,646,400)	1,118,476	$18,898,015
	SA Large Cap Index Portfolio				SA Large Cap Value Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	1,484,643	$62,973,939	6,408,977	$245,795,503	869,210	$17,407,325	6,132,474	$115,199,601
Reinvested dividends	—	—	10,296,081	409,475,137	—	—	3,024,672	56,168,164
Shares redeemed	(9,293,146)	(398,182,714)	(18,379,444)	(758,098,500)	(3,069,322)	(61,757,556)	(6,180,526)	(118,702,483)
Total	(7,808,503)	$(335,208,775)	(1,674,386)	$(102,827,860)	(2,200,112)	$(44,350,231)	2,976,620	$52,665,282
Class 3
Shares sold	317,386	$13,296,888	527,846	$21,829,989	268,164	$5,390,435	468,023	$8,950,924
Reinvested dividends	—	—	435,149	17,170,992	—	—	408,033	7,499,646
Shares redeemed	(193,197)	(8,208,736)	(641,754)	(27,051,060)	(353,911)	(6,968,896)	(454,919)	(8,663,624)
Total	124,189	$5,088,152	321,241	$11,949,921	(85,747)	$(1,578,461)	421,137	$7,786,946
Net increase (decrease)	(7,684,314)	$(330,120,623)	(1,353,145)	$(90,877,939)	(2,285,859)	$(45,928,692)	3,397,757	$60,452,228
	SA MFS Large Cap Growth Portfolio				SA MFS Massachusetts Investors Trust Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	355,992	$5,970,512	1,856,561	$30,969,320	46,278	$769,891	956,555	$19,372,499
Shares issued in merger	—	—	8,723,920	132,500,092	—	—	—	—
Reinvested dividends	—	—	6,233,635	100,112,175	—	—	7,370,558	115,275,532
Shares redeemed	(5,696,930)	(92,644,896)	(11,414,360)	(192,176,631)	(2,249,672)	(36,837,665)	(8,504,840)	(166,545,857)
Total	(5,340,938)	$(86,674,384)	5,399,756	$71,404,956	(2,203,394)	$(36,067,774)	(177,727)	$(31,897,826)
Class 2
Shares sold	88,201	$1,333,425	123,716	$2,085,141	284	$4,360	2,601	$47,727
Shares issued in merger	—	—	1,782,820	26,781,686	—	—	—	—
Reinvested dividends	—	—	363,153	5,748,708	—	—	142,285	2,235,295
Shares redeemed	(184,853)	(2,999,368)	(535,535)	(9,217,319)	(29,648)	(490,189)	(45,441)	(922,838)
Total	(96,652)	$(1,665,943)	1,734,154	$25,398,216	(29,364)	$(485,829)	99,445	$1,360,184
Class 3
Shares sold	774,144	$11,352,856	1,254,765	$19,229,084	466,179	$7,125,162	234,086	$4,556,479
Shares issued in merger	—	—	1,490,966	21,985,668	—	—	—	—
Reinvested dividends	—	—	3,051,550	47,207,476	—	—	6,496,603	100,372,511
Shares redeemed	(1,502,340)	(24,155,633)	(3,248,250)	(54,793,423)	(1,691,716)	(27,586,378)	(2,679,308)	(54,078,117)
Total	(728,196)	$(12,802,777)	2,549,031	$33,628,805	(1,225,537)	$(20,461,216)	4,051,381	$50,850,873
Net increase (decrease)	(6,165,786)	$(101,143,104)	9,682,941	$130,431,977	(3,458,295)	$(57,014,819)	3,973,099	$20,313,231

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA MFS Total Return Portfolio				SA Mid Cap Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	78,549	$1,447,037	100,610	$1,860,432	226,116	$3,785,283	1,963,919	$29,480,225
Reinvested dividends	—	—	706,203	12,217,312	—	—	2,113,104	31,147,152
Shares redeemed	(506,420)	(9,327,979)	(1,092,958)	(20,319,510)	(2,698,390)	(44,899,078)	(3,920,461)	(60,060,300)
Total	(427,871)	$(7,880,942)	(286,145)	$(6,241,766)	(2,472,274)	$(41,113,795)	156,562	$567,077
Class 2
Shares sold	7,155	$130,609	6,741	$126,546
Reinvested dividends	—	—	98,153	1,703,944
Shares redeemed	(51,881)	(956,954)	(157,041)	(2,915,384)
Total	(44,726)	$(826,345)	(52,147)	$(1,084,894)
Class 3
Shares sold	715,676	$13,119,808	923,065	$17,277,729	163,910	$2,718,448	719,387	$10,923,366
Reinvested dividends	—	—	2,170,891	37,426,169	—	—	471,834	6,884,065
Shares redeemed	(1,663,935)	(30,454,961)	(2,564,765)	(47,502,705)	(615,138)	(9,982,645)	(618,156)	(9,406,455)
Total	(948,259)	$(17,335,153)	529,191	$7,201,193	(451,228)	$(7,264,197)	573,065	$8,400,976
Net increase (decrease)	(1,420,856)	$(26,042,440)	190,899	$(125,467)	(2,923,502)	$(48,377,992)	729,627	$8,968,053
	SA PIMCO Global Bond Opportunities Portfolio				SA PIMCO RAE International Value Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	494,786	$4,632,919	568,756	$5,350,703	296,018	$5,455,093	699,538	$10,340,405
Reinvested dividends	—	—	268,461	2,518,161	—	—	493,736	7,652,901
Shares redeemed	(439,465)	(4,134,634)	(958,262)	(9,082,489)	(721,211)	(13,632,143)	(1,469,125)	(23,289,596)
Total	55,321	$498,285	(121,045)	$(1,213,625)	(425,193)	$(8,177,050)	(275,851)	$(5,296,290)
Class 2
Shares sold	4,076	$38,201	12,037	$114,041	12,191	$225,163	6,014	$95,697
Reinvested dividends	—	—	11,086	102,543	—	—	35,670	553,958
Shares redeemed	(20,836)	(192,965)	(82,171)	(760,554)	(50,661)	(955,320)	(100,017)	(1,572,031)
Total	(16,760)	$(154,764)	(59,048)	$(543,970)	(38,470)	$(730,157)	(58,333)	$(922,376)
Class 3
Shares sold	1,492,610	$13,718,657	1,892,089	$17,649,571	1,352,371	$24,923,356	45,185	$721,337
Reinvested dividends	—	—	1,313,805	11,955,626	—	—	1,387,465	21,477,954
Shares redeemed	(1,936,059)	(17,661,371)	(4,271,654)	(39,294,362)	(2,678,404)	(50,297,938)	(6,154,794)	(96,334,786)
Total	(443,449)	$(3,942,714)	(1,065,760)	$(9,689,165)	(1,326,033)	$(25,374,582)	(4,722,144)	$(74,135,495)
Net increase (decrease)	(404,888)	$(3,599,193)	(1,245,853)	$(11,446,760)	(1,789,696)	$(34,281,789)	(5,056,328)	$(80,354,161)
	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Value Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	578,622	$3,081,816	2,730,823	$14,284,381	391,717	$5,755,283	1,437,701	$18,731,344
Reinvested dividends	—	—	1,593,343	8,253,515	—	—	1,937,804	25,055,809
Shares redeemed	(2,377,530)	(12,627,732)	(4,574,732)	(24,301,313)	(1,849,967)	(26,951,826)	(3,235,455)	(43,776,806)
Total	(1,798,908)	$(9,545,916)	(250,566)	$(1,763,417)	(1,458,250)	$(21,196,543)	140,050	$10,347
Class 2
Shares sold	10,265	$54,587	62,218	$324,024	10,720	$158,703	12,908	$171,011
Reinvested dividends	—	—	58,866	304,925	—	—	43,026	561,488
Shares redeemed	(65,389)	(347,420)	(149,076)	(794,207)	(30,933)	(455,552)	(72,431)	(987,298)
Total	(55,124)	$(292,833)	(27,992)	$(165,258)	(20,213)	$(296,849)	(16,497)	$(254,799)

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA PineBridge High-Yield Bond Portfolio				SA Putnam International Value Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	869,299	$4,609,948	1,271,533	$6,762,973	394,813	$5,812,020	627,365	$8,662,526
Reinvested dividends	—	—	1,444,031	7,407,877	—	—	927,717	12,069,596
Shares redeemed	(2,697,348)	(14,171,460)	(4,160,091)	(21,939,342)	(713,622)	(10,384,722)	(2,027,170)	(27,287,670)
Total	(1,828,049)	$(9,561,512)	(1,444,527)	$(7,768,492)	(318,809)	$(4,572,702)	(472,088)	$(6,555,548)
Net increase (decrease)	(3,682,081)	$(19,400,261)	(1,723,085)	$(9,697,167)	(1,797,272)	$(26,066,094)	(348,535)	$(6,800,000)
	SA Schroders VCP Global Allocation Portfolio				SA Small Cap Index Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	886	$10,875	410	$4,834	147,612	$2,284,793	2,225,033	$29,565,834
Reinvested dividends	—	—	705	8,303	—	—	1,155,763	15,591,247
Shares redeemed	(684)	(8,326)	(1,681)	(19,054)	(1,537,615)	(23,972,886)	(3,899,424)	(50,976,500)
Total	202	$2,549	(566)	$(5,917)	(1,390,003)	$(21,688,093)	(518,628)	$(5,819,419)
Class 3
Shares sold	401,137	$4,646,220	154,064	$1,819,625	175,644	$2,734,647	841,526	$10,905,113
Reinvested dividends	—	—	679,906	8,009,290	—	—	384,652	5,138,950
Shares redeemed	(3,191,829)	(38,894,161)	(6,373,763)	(72,581,320)	(758,682)	(11,886,259)	(746,785)	(10,057,293)
Total	(2,790,692)	$(34,247,941)	(5,539,793)	$(62,752,405)	(583,038)	$(9,151,612)	479,393	$5,986,770
Net increase (decrease)	(2,790,490)	$(34,245,392)	(5,540,359)	$(62,758,322)	(1,973,041)	$(30,839,705)	(39,235)	$167,351
	SA T. Rowe Price Allocation Moderately Aggressive Portfolio				SA T. Rowe Price VCP Balanced Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	146	$2,361	4	$67	9	$127	—	$—
Reinvested dividends	—	—	1,649	26,623	—	—	1,916	24,404
Shares redeemed	(663)	(11,653)	(6,773)	(110,287)	(4,194)	(57,824)	(1,814)	(23,727)
Total	(517)	$(9,292)	(5,120)	$(83,597)	(4,185)	$(57,697)	102	$677
Class 3
Shares sold	325,054	$5,626,353	1,522,150	$25,184,649	667,145	$8,957,698	422,447	$5,601,566
Reinvested dividends	—	—	3,280,382	52,846,947	—	—	9,903,280	126,167,792
Shares redeemed	(3,043,037)	(52,276,881)	(5,652,673)	(92,022,022)	(9,131,601)	(123,474,203)	(19,112,986)	(249,649,318)
Total	(2,717,983)	$(46,650,528)	(850,141)	$(13,990,426)	(8,464,456)	$(114,516,505)	(8,787,259)	$(117,879,960)
Net increase (decrease)	(2,718,500)	$(46,659,820)	(855,261)	$(14,074,023)	(8,468,641)	$(114,574,202)	(8,787,157)	$(117,879,283)
	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 1
Shares sold	510	$6,603	1,024	$12,859	156	$2,087	217	$2,693
Shares issued in merger	—	—	37,565	437,231	—	—	—	—
Reinvested dividends	—	—	6,619	80,028	—	—	3,972	49,572
Shares redeemed	(3,644)	(46,185)	(6,167)	(79,054)	(2,193)	(28,407)	(3,247)	(41,590)
Total	(3,134)	$(39,582)	39,041	$451,064	(2,037)	$(26,320)	942	$10,675

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

	SA VCP Dynamic Allocation Portfolio				SA VCP Dynamic Strategy Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26		Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount	Shares	Amount	Shares	Amount
Class 3
Shares sold	177,222	$2,138,435	1,882,476	$22,552,713	955,011	$12,807,485	404,095	$5,208,569
Shares issued in merger	—	—	121,259,155	1,411,783,968	—	—	—	—
Reinvested dividends	—	—	60,018,323	726,821,894	—	—	30,392,286	380,207,494
Shares redeemed	(64,716,593)	(812,222,624)	(125,014,435)	(1,547,565,899)	(34,699,097)	(451,761,994)	(68,321,121)	(874,415,970)
Total	(64,539,371)	$(810,084,189)	58,145,519	$613,592,676	(33,744,086)	$(438,954,509)	(37,524,740)	$(488,999,907)
Net increase (decrease)	(64,542,505)	$(810,123,771)	58,184,560	$614,043,740	(33,746,123)	$(438,980,829)	(37,523,798)	$(488,989,232)
	SA VCP Index Allocation Portfolio
	Six Months Ended 7/31/26 (unaudited)		Year Ended 1/31/26
	Shares	Amount	Shares	Amount
Class 1
Shares sold	—	$—	8,831	$123,427
Reinvested dividends	—	—	3,116	41,074
Shares redeemed	(1,019)	(14,283)	(1,482)	(19,692)
Total	(1,019)	$(14,283)	10,465	$144,809
Class 3
Shares sold	761,517	$10,743,070	1,581,856	$20,728,897
Reinvested dividends	—	—	2,422,463	31,903,841
Shares redeemed	(2,788,062)	(39,186,718)	(5,448,519)	(72,179,463)
Total	(2,026,545)	$(28,443,648)	(1,444,200)	$(19,546,725)
Net increase (decrease)	(2,027,564)	$(28,457,931)	(1,433,735)	$(19,401,916)
Note 8 — Transactions with Affiliates
 Transactions in shares of Underlying Portfolios and affiliated securities for the six months ended July 31, 2026 are shown in the tables below.
SA Global Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$3,978,604	$108,688	$1,132,802	$281,823	$110,306	$3,346,619
SA Fixed Income Index Portfolio, Class 1	—	—	19,993,178	1,788,360	1,474,415	(306,497)	119,227	20,119,853
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	21,577,263	2,288,359	1,474,415	(59,211)	17,109	22,349,105
SA International Index Portfolio, Class 1	—	—	31,612,899	1,978,195	5,395,221	2,027,875	(250,396)	29,973,352
SA Large Cap Index Portfolio, Class 1	—	—	27,214,264	3,655,736	3,990,020	961,095	1,296,672	29,137,747
SA Mid Cap Index Portfolio, Class 1	—	—	5,659,876	181,148	488,004	93,922	446,333	5,893,275
SA Small Cap Index Portfolio, Class 1	—	—	2,432,435	72,459	255,202	72,168	211,241	2,533,101
	$—	$—	$112,468,519	$10,072,945	$14,210,079	$3,071,175	$1,950,492	$113,353,052

†	Includes reinvestment of distributions paid.

SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$6,431,727	$160,869	$1,704,031	$384,157	$210,030	$5,482,752
SA Fixed Income Index Portfolio, Class 1	—	—	11,821,668	1,120,001	1,159,276	(213,874)	102,235	11,670,754
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	13,002,130	1,680,000	1,159,275	(44,435)	17,241	13,495,661
SA International Index Portfolio, Class 1	—	—	36,381,527	2,229,565	5,925,808	2,056,810	(4,341)	34,737,753
SA Large Cap Index Portfolio, Class 1	—	—	32,961,120	3,865,218	5,084,195	1,210,413	1,479,747	34,432,303

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Global Index Allocation 75/25 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SA Mid Cap Index Portfolio, Class 1	$—	$—	$6,692,201	$193,043	$704,839	$154,003	$480,532	$6,814,940
SA Small Cap Index Portfolio, Class 1	—	—	4,577,663	128,696	503,226	21,627	520,543	4,745,303
	$—	$—	$111,868,036	$9,377,392	$16,240,650	$3,568,701	$2,805,987	$111,379,466

†	Includes reinvestment of distributions paid.

SA Global Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Emerging Markets Equity Index Portfolio, Class 1	$—	$—	$24,645,666	$849,739	$5,177,292	$1,691,332	$625,785	$22,635,230
SA Fixed Income Index Portfolio, Class 1	—	—	16,160,006	2,979,793	1,021,834	(157,679)	(15,407)	17,944,879
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	17,402,863	2,979,792	1,021,834	(43,206)	396	19,318,011
SA International Index Portfolio, Class 1	—	—	176,362,143	12,797,917	20,818,338	9,025,390	1,462,704	178,829,816
SA Large Cap Index Portfolio, Class 1	—	—	145,457,459	18,178,229	16,685,587	5,621,841	6,609,020	159,180,962
SA Mid Cap Index Portfolio, Class 1	—	—	34,773,873	1,359,583	2,293,668	1,141,370	2,258,958	37,240,116
SA Small Cap Index Portfolio, Class 1	—	—	22,263,221	849,739	1,527,292	(24,644)	2,770,518	24,331,542
	$—	$—	$437,065,231	$39,994,792	$48,545,845	$17,254,404	$13,711,974	$459,480,556

†	Includes reinvestment of distributions paid.

SA Index Allocation 60/40 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$50,745,312	$3,613,178	$3,860,596	$(694,839)	$227,829	$50,030,884
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	55,207,124	4,313,179	3,860,596	(197,252)	91,990	55,554,445
SA International Index Portfolio, Class 1	—	—	30,725,862	1,175,357	5,931,893	2,583,078	(906,360)	27,646,044
SA Large Cap Index Portfolio, Class 1	—	—	117,451,549	4,472,748	13,213,630	5,826,711	3,873,836	118,411,214
SA Mid Cap Index Portfolio, Class 1	—	—	15,190,196	191,432	2,186,265	711,829	679,397	14,586,589
SA Small Cap Index Portfolio, Class 1	—	—	14,455,682	187,679	1,465,946	349,021	1,421,968	14,948,404
	$—	$—	$283,775,725	$13,953,573	$30,518,926	$8,578,548	$5,388,660	$281,177,580

†	Includes reinvestment of distributions paid.

SA Index Allocation 80/20 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$44,917,028	$4,175,544	$4,752,492	$(928,312)	$518,205	$43,929,973
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	50,228,133	4,475,543	4,752,492	(185,934)	90,495	49,855,745
SA International Index Portfolio, Class 1	—	—	85,248,450	3,292,573	15,620,820	6,182,838	(1,588,855)	77,514,186
SA Large Cap Index Portfolio, Class 1	—	—	279,086,230	6,942,299	32,306,037	13,374,751	8,892,116	275,989,359
SA Mid Cap Index Portfolio, Class 1	—	—	54,683,082	533,665	6,433,352	2,259,526	2,902,129	53,945,050
SA Small Cap Index Portfolio, Class 1	—	—	27,608,855	264,191	3,340,273	923,555	2,378,028	27,834,356
	$—	$—	$541,771,778	$19,683,815	$67,205,466	$21,626,424	$13,192,118	$529,068,669

†	Includes reinvestment of distributions paid.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA Index Allocation 90/10 Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$57,978,344	$7,720,192	$4,924,161	$(1,008,207)	$436,424	$60,202,592
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	64,078,516	7,720,193	4,924,161	(186,543)	47,752	66,735,757
SA International Index Portfolio, Class 1	—	—	324,876,899	10,100,962	47,420,804	17,225,157	1,043,430	305,825,644
SA Large Cap Index Portfolio, Class 1	—	—	886,202,660	15,932,234	80,446,189	36,663,905	35,018,031	893,370,641
SA Mid Cap Index Portfolio, Class 1	—	—	156,673,567	555,985	14,433,506	5,044,573	10,028,778	157,869,397
SA Small Cap Index Portfolio, Class 1	—	—	79,133,598	275,241	7,755,201	2,921,970	6,723,046	81,298,654
	$—	$—	$1,568,943,584	$42,304,807	$159,904,022	$60,660,855	$53,297,461	$1,565,302,685

†	Includes reinvestment of distributions paid.

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$126,077,187	$9,022,329	$11,650,743	$(826,049)	$956,718	$123,579,442
SA Columbia Focused Value Portfolio, Class 1	—	—	159,008,013	28,069	14,646,648	3,368,760	14,197,953	161,956,147
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	430,364,339	35,084,845	44,272,822	(8,299,287)	3,146,368	416,023,443
SA Multi-Managed International Equity Portfolio, Class 1	—	—	135,290,213	22,966	11,983,621	2,469,067	5,590,467	131,389,092
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	136,072,895	16,586	30,654,837	4,784,659	2,932,243	113,151,546
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	151,585,046	22,966	17,983,621	(3,005,970)	15,674,458	146,292,879
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	65,368,897	10,207	5,326,054	(3,599,700)	6,356,289	62,809,639
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	111,166,926	16,585	8,654,837	906,034	12,798,028	116,232,736
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	50,143,919	7,655	3,994,540	(596,241)	6,795,082	52,355,875
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	287,024,792	49,759	25,964,512	(208,229)	8,187,894	269,089,704
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	12,454,188	3,828	1,997,270	184,356	1,102,104	11,747,206
SA BlackRock Advantage International Portfolio, Class 1	—	—	113,234,970	19,776	10,319,229	1,213,974	7,430,366	111,579,857
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	28,671,612	3,828	1,997,270	606,210	2,042,479	29,326,859
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	215,559,868	20,039,553	20,638,459	(3,007,425)	1,090,556	213,044,093
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	157,473,459	22,329	23,650,743	3,748,277	6,182,756	143,776,078
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	123,896,573	22,328	11,650,743	2,439,343	(1,344,823)	113,362,678
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	45,658,122	10,207	5,326,054	(777,116)	8,413,931	47,979,090
SA Fixed Income Index Portfolio, Class 1	—	—	82,931,637	17,026,793	13,980,891	(590,730)	(229,628)	85,157,181
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	106,872,862	2,018,500	9,653,473	(472,508)	293,522	99,058,903
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	223,048,922	35,724	24,641,188	4,138,399	21,277,416	223,859,273
SA Franklin Small Company Value Portfolio, Class 1	—	—	71,405,801	11,483	5,991,810	1,765,971	7,232,371	74,423,816
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	169,507,322	34,449	17,975,432	7,067,930	6,364,460	164,998,729
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	150,937,027	26,793	13,980,891	2,642,636	20,538,191	160,163,756
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	380,885,967	47,071,450	37,282,377	(8,979,429)	4,023,697	385,719,308
SA International Index Portfolio, Class 1	—	—	123,696,832	23,603	12,316,499	5,869,534	1,382,246	118,655,716
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	97,226,837	15,311	7,989,081	2,939,261	3,379,181	95,571,509
SA Janus Focused Growth Portfolio, Class 1	—	—	159,755,288	5,029,346	15,312,405	654,907	6,043,753	156,170,889
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	32,189,232	6,380	3,328,784	869,351	2,488,306	32,224,485
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	159,671,830	20,414	49,152,108	(2,219,981)	18,375,164	126,695,319
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	169,236,857	20,034,449	17,975,432	80,127	4,483,390	175,859,391
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	558,967,537	46,099,519	51,929,025	(7,598,710)	3,557,230	549,096,551
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	92,435,626	16,586	8,654,837	(2,465,799)	4,121,726	85,453,302
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	49,577,948	4,009,569	4,993,175	127,122	502,204	49,223,668
SA Large Cap Growth Index Portfolio, Class 1	—	—	388,130,158	68,260	41,617,985	16,852,672	16,725,152	380,158,257
SA Large Cap Index Portfolio, Class 1	—	—	862,733,006	135,244	145,570,213	74,107,114	(6,571,370)	784,833,781
SA Large Cap Value Index Portfolio, Class 1	—	—	314,552,918	56,138	29,293,296	4,727,699	17,045,909	307,089,368
SA MFS Large Cap Growth, Class 1	—	—	272,430,343	37,001	55,306,945	21,828,428	(9,764,556)	229,224,271
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	123,312,434	20,414	14,152,108	(2,027,809)	9,151,199	116,304,130
SA Mid Cap Index Portfolio, Class 1	—	—	56,609,945	9,568	4,993,175	1,757,631	3,646,364	57,030,333
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	18,690,318	3,190	1,664,392	(433,626)	258,104	16,853,594
SA PIMCO RAE International Value Portfolio, Class 1	—	—	45,939,954	7,655	3,994,540	1,710,365	2,484,157	46,147,591
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	44,516,188	7,018	3,661,662	(42,664)	528,966	41,347,846
SA Putnam International Value Portfolio, Class 1	—	—	70,257,700	11,482	5,991,810	1,301,307	4,112,774	69,691,453

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA VCP Dynamic Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SA Small Cap Index Portfolio, Class 1	$—	$—	$46,996,805	$7,655	$3,994,540	$1,241,647	$4,417,956	$48,669,523
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	158,965,104	28,069	14,646,648	(626,987)	9,274,668	152,994,206
	$—	$—	$7,380,533,417	$206,275,879	$870,756,725	$123,624,521	$256,695,421	$7,096,372,513

†	Includes reinvestment of distributions paid.

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
Seasons Series Trust
SA American Century Inflation Managed Portfolio, Class 1	$—	$—	$44,058,095	$4,115,090	$4,257,896	$(660,043)	$696,683	$43,951,929
SA Columbia Focused Value Portfolio, Class 1	—	—	108,367,151	5,300,235	11,107,556	(464,043)	12,701,796	114,797,583
SA Multi-Managed Diversified Fixed Income Portfolio, Class 1	—	—	121,816,492	20,395,309	14,624,948	(2,519,109)	903,049	125,970,793
SA Multi-Managed International Equity Portfolio, Class 1	—	—	61,741,139	140,109	5,183,525	708,008	2,972,837	60,378,568
SA Multi-Managed Large Cap Growth Portfolio, Class 1	—	—	63,001,628	110,085	4,072,770	1,017,485	2,841,626	62,898,054
SA Multi-Managed Large Cap Value Portfolio, Class 1	—	—	107,565,161	250,196	12,256,296	(2,140,048)	11,086,351	104,505,364
SA Multi-Managed Mid Cap Growth Portfolio, Class 1	—	—	48,825,575	125,098	4,628,148	(2,243,110)	4,269,723	46,349,138
SA Multi-Managed Mid Cap Value Portfolio, Class 1	—	—	37,914,896	85,067	3,147,141	439,204	4,211,023	39,503,049
SA Multi-Managed Small Cap Portfolio, Class 1	—	—	54,007,412	130,102	4,813,274	(1,446,975)	8,066,241	55,943,506
SunAmerica Series Trust
SA AB Growth Portfolio, Class 1	—	—	127,283,949	12,350,273	12,958,814	(2,959,138)	6,996,445	130,712,715
SA AB Small & Mid Cap Value Portfolio, Class 1	—	—	68,874,333	185,145	6,849,659	(3,145,238)	10,502,501	69,567,082
SA BlackRock Advantage International Portfolio, Class 1	—	—	42,319,587	115,090	4,257,896	(297,990)	3,494,611	41,373,402
SA Emerging Markets Equity Index Portfolio, Class 1	—	—	19,042,203	30,025	1,110,756	334,127	1,426,142	19,721,741
SA Federated Hermes Corporate Bond Portfolio, Class 1	—	—	81,741,161	7,230,179	8,515,792	(1,331,091)	613,642	79,738,099
SA Fidelity Institutional AM® Global Equities Portfolio, Class 1	—	—	76,976,575	200,156	7,405,036	960,482	4,197,595	74,929,772
SA Fidelity Institutional AM® International Growth Portfolio, Class 1	—	—	60,786,884	165,129	6,109,155	(384,871)	886,466	55,344,453
SA Fidelity Institutional AM® Real Estate Portfolio, Class 1	—	—	23,810,126	80,063	2,962,015	(443,906)	4,403,400	24,887,668
SA Fixed Income Index Portfolio, Class 1	—	—	32,887,036	2,140,110	5,183,526	(767,882)	490,007	29,565,745
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	39,277,227	2,100,077	3,702,518	(160,842)	93,451	37,607,395
SA Franklin BW U.S. Large Cap Value Portfolio, Class 1	—	—	158,728,235	380,297	22,069,570	(1,070,412)	18,647,534	154,616,084
SA Franklin Small Company Value Portfolio, Class 1	—	—	27,033,394	60,047	2,221,511	(529,931)	3,932,122	28,274,121
SA Franklin Systematic U.S. Large Cap Core Portfolio, Class 1	—	—	109,252,055	13,330,258	12,218,310	3,000,381	6,187,730	119,552,114
SA Franklin Systematic U.S. Large Cap Value Portfolio, Class 1	—	—	122,614,015	290,227	19,737,304	4,463,113	13,585,432	121,215,483
SA Goldman Sachs Government & Quality Bond Portfolio, Class 1	—	—	122,951,144	20,375,293	13,884,443	(2,732,176)	1,054,107	127,763,925
SA International Index Portfolio, Class 1	—	—	86,785,856	235,184	8,700,918	2,012,840	3,053,930	83,386,892
SA Invesco Growth Opportunities Portfolio, Class 1	—	—	21,674,989	55,043	2,036,385	744,651	650,163	21,088,461
SA Janus Focused Growth Portfolio, Class 1	—	—	94,047,633	200,157	18,405,037	(2,495,272)	5,579,290	78,926,771
SA JPMorgan Emerging Markets Portfolio, Class 1	—	—	12,778,124	55,043	2,036,385	543,232	741,689	12,081,703
SA JPMorgan Equity-Income Portfolio, Class 1	—	—	118,683,755	220,172	32,145,541	(4,829,255)	16,476,055	98,405,186
SA JPMorgan Large Cap Core Portfolio, Class 1	—	—	180,382,390	330,258	53,218,310	6,383,948	(1,621,877)	132,256,409
SA JPMorgan MFS Core Bond Portfolio, Class 1	—	—	186,992,100	29,540,422	19,993,599	(2,962,211)	1,448,201	195,024,913
SA JPMorgan Mid Cap Growth Portfolio, Class 1	—	—	41,940,270	115,090	4,257,896	(1,667,324)	2,397,574	38,527,714
SA JPMorgan Ultra-Short Bond Portfolio, Class 1	—	—	15,457,272	1,045,035	1,666,133	52,956	141,158	15,030,288
SA Large Cap Growth Index Portfolio, Class 1	—	—	183,392,734	7,470,368	27,401,837	11,441,383	5,168,778	180,071,426
SA Large Cap Index Portfolio, Class 1	—	—	504,590,904	1,281,001	62,392,234	25,523,839	14,484,324	483,487,834
SA Large Cap Value Index Portfolio, Class 1	—	—	233,617,564	6,615,481	22,770,488	3,631,822	12,792,447	233,886,826
SA MFS Large Cap Growth, Class 1	—	—	121,276,160	260,203	24,626,548	9,012,830	(4,451,616)	101,471,029
SA MFS Massachusetts Investors Trust Portfolio, Class 1	—	—	110,494,206	190,149	17,034,785	(2,573,476)	8,580,459	99,656,553
SA Mid Cap Index Portfolio, Class 1	—	—	37,165,341	100,078	3,702,518	1,219,184	2,297,436	37,079,521
SA PIMCO Global Bond Opportunities Portfolio, Class 1	—	—	11,511,933	25,019	925,630	(236,782)	127,795	10,502,335
SA PIMCO RAE International Value Portfolio, Class 1	—	—	49,747,242	115,090	4,257,896	846,631	3,702,999	50,154,066
SA PineBridge High-Yield Bond Portfolio, Class 1	—	—	21,780,044	35,027	1,295,881	(39,290)	279,001	20,758,901
SA Putnam International Value Portfolio, Class 1	—	—	80,264,420	190,149	7,034,784	1,555,900	4,611,372	79,587,057
SA Small Cap Index Portfolio, Class 1	—	—	21,544,132	55,042	2,036,385	455,247	2,116,182	22,134,218
SA Wellington Capital Appreciation Portfolio, Class 1	—	—	48,541,005	18,190,149	7,034,785	1,485,134	774,327	61,955,830

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

SA VCP Dynamic Strategy Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
	$—	$—	$3,943,543,547	$156,007,820	$516,251,834	$37,731,982	$203,610,201	$3,824,641,716

†	Includes reinvestment of distributions paid.

SA VCP Index Allocation Portfolio
Security	Income	Capital Gain Distribution Received	Value at January 31, 2026	Cost of Purchases†	Proceeds from Sales	Realized Gain/(Loss)	Change in Unrealized Gain (Loss)	Value at July 31, 2026
SunAmerica Series Trust
SA Fixed Income Index Portfolio, Class 1	$—	$—	$60,948,291	$5,430,383	$4,370,303	$(735,067)	$164,033	$61,437,337
SA Fixed Income Intermediate Index Portfolio, Class 1	—	—	67,063,337	5,730,381	4,370,303	(197,556)	67,696	68,293,555
SA International Index Portfolio, Class 1	—	—	62,134,689	2,719,984	10,602,056	5,133,148	(1,738,302)	57,647,463
SA Large Cap Index Portfolio, Class 1	—	—	216,795,805	7,151,780	20,240,515	8,828,658	9,052,175	221,587,903
SA Mid Cap Index Portfolio, Class 1	—	—	36,548,257	559,350	4,172,450	2,170,014	1,238,126	36,343,297
SA Small Cap Index Portfolio, Class 1	—	—	23,769,435	367,994	2,060,822	619,356	2,298,349	24,994,312
	$—	$—	$467,259,814	$21,959,872	$45,816,449	$15,818,553	$11,082,077	$470,303,867

†	Includes reinvestment of distributions paid.
 The following Portfolios incurred brokerage commissions with affiliated brokers for the six months ended July 31, 2026:
Portfolio	National Financial Services, LLC	Morgan Stanley & Co.
SA BlackRock Advantage International	$—	$1,634
SA Fidelity Institutional AM® International Growth	743	—
SA Fidelity Institutional AM® Real Estate	3,254	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 At July 31, 2026, the following affiliates owned greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	SST SA Allocation Aggressive Portfolio	SST SA Allocation Moderately Aggressive Portfolio	SAST SA Global Index Allocation 90/10 Portfolio	SAST SA Index Allocation 60/40 Portfolio	SAST SA Index Allocation 80/20 Portfolio	SAST SA Index Allocation 90/10 Portfolio	SAST SA VCP Dynamic Strategy Portfolio	SAST SA VCP Dynamic Allocation Portfolio	SAST SA VCP Index Allocation Portfolio
SA AB Growth	— %	— %	— %	— %	— %	— %	7.18%	14.78%	— %
SA AB Small & Mid Cap Value	—	—	—	—	—	—	14.01	—	—
SA BlackRock Advantage International	—	—	—	—	—	—	12.52	33.78	—
SA Emerging Markets Equity Index	—	—	19.05	—	—	—	16.60	24.69	—
SA Federated Hermes Corporate Bond	—	—	—	—	—	—	5.24	14.00	—
SA Fidelity Institutional AM® Global Equities	—	—	—	—	—	—	21.78	41.79	—
SA Fidelity Institutional AM® International Growth	7.94	6.26	—	—	—	—	23.59	48.33	—
SA Fidelity Institutional AM® Real Estate	—	—	—	—	—	—	9.81	18.92	—
SA Fixed Income Index	—	—	—	9.31	8.18	11.21	5.50	15.85	11.44
SA Fixed Income Intermediate Index	—	—	—	10.81	9.71	12.99	7.32	19.28	13.29
SA Franklin BW U.S. Large Cap Value	—	—	—	—	—	—	11.97	17.33	—
SA Franklin Small Company Value	—	—	—	—	—	—	9.29	24.47	—
SA Franklin Systematic U.S. Large Cap Core	—	—	—	—	—	—	34.53	47.66	—
SA Franklin Systematic U.S. Large Cap Value	—	—	—	—	—	—	19.69	26.02	—
SA International Index	—	—	17.77	—	7.70	30.38	8.28	11.79	5.73
SA Invesco Growth Opportunities	—	—	—	—	—	—	7.12	32.24	—
SA Janus Focused Growth	—	—	—	—	—	—	15.36	30.39	—
SA JPMorgan Emerging Markets	—	—	—	—	—	—	5.44	14.51	—
SA JPMorgan Equity-Income	—	—	—	—	—	—	12.54	16.15	—
SA JPMorgan Large Cap Core	—	—	—	—	—	—	25.92	34.47	—
SA JPMorgan MFS Core Bond	—	—	—	—	—	—	10.94	30.80	—
SA JPMorgan Mid-Cap Growth	—	—	—	—	—	—	5.48	12.17	—
SA JPMorgan Ultra-Short Bond	—	—	—	—	—	—	—	14.46	—
SA Large Cap Growth Index	—	—	—	—	—	—	24.35	51.41	—
SA Large Cap Index	—	—	—	—	8.41	27.22	14.73	23.91	6.75
SA Large Cap Value Index	—	—	—	—	—	—	33.25	43.66	—
SA MFS Large Cap Growth	—	—	—	—	—	—	14.52	32.80	—
SA MFS Massachusetts Investors Trust	—	—	—	—	—	—	17.01	19.85	—
SA Mid Cap Index	—	—	7.20	—	10.43	30.52	7.17	11.03	7.03
SA PIMCO Global Bond Opportunities	—	—	—	—	—	—	—	6.02	—
SA PIMCO RAE International Value	—	—	—	—	—	—	10.59	9.74	—
SA PineBridge High-Yield Bond	—	—	—	—	—	—	8.76	17.44	—
SA Putnam International Value	—	—	—	—	—	—	23.11	20.24	—
SA Small Cap Index	—	—	6.86	—	7.85	22.93	6.24	13.73	7.05
 The fund-of-funds do not invest in the Underlying Portfolios for the purpose of exercising management or control; however, investments by these Portfolios within the set limits across their asset allocations may represent a significant portion of net assets of the Underlying Portfolios.
 The Portfolios are permitted to transfer securities by purchasing from and/or selling to other affiliated funds under certain conditions approved by the Board. The affiliated funds involved in such transactions must have a common investment adviser or investment advisers which are affiliated persons of each other, common Trustees, and/or common officers in compliance with Rule 17a-7 of the 1940 Act. Pursuant to the 1940 Act, such a transaction must be either a purchase or a sale, for no consideration other than cash payment against prompt delivery of the security at the current market price. No brokerage commission or fee (except for customary transfer fees), or other remuneration is paid in connection with such transactions. For the six months ended July 31, 2026, the following Portfolios engaged in security transactions with affiliated funds:
Portfolio	Cost of Purchases	Proceeds from Sales	Realized Gain (Loss)
SA Emerging Markets Equity Index	$204,383	$335,553	$210,986
SA International Index	7,601,430	10,573,716	4,227,337
SA Large Cap Growth Index	4,719,075	15,908,946	8,183,692
SA Large Cap Index	5,833,482	53,314,557	35,210,803
SA Large Cap Value Index	4,120,708	7,857,224	(26,010)
SA MFS Massachusetts Investors Trust	546,840	387,228	(120,793)
SA Mid Cap Index	24,112,782	37,872,596	24,307,200
SA Small Cap Index	6,504,397	24,260,694	16,315,272

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Note 9 — Record Ownership
 At July 31, 2026, the following table includes shareholders of record with greater than 5% of the total outstanding shares of the following Portfolios:
Portfolio	American General Life Insurance Co.	The United States Life Insurance Co.	VALIC
SA AB Growth	70.44%	— %	— %
SA AB Small & Mid Cap Value	77.36	—	—
SA BlackRock Advantage International	40.76	—	—
SA BlackRock Multi-Factor 70/30	91.64	6.86	—
SA Emerging Markets Equity Index	21.45	—	—
SA Federated Hermes Corporate Bond	72.08	—	—
SA Fidelity Institutional AM® Global Equities	30.53	—	—
SA Fidelity Institutional AM® International Growth	8.26	—	—
SA Fidelity Institutional AM® Real Estate	59.48	—	—
SA Fixed Income Index	16.67	—	—
SA Fixed Income Intermediate Index	9.49	—	—
SA Franklin BW U.S. Large Cap Value	64.04	—	—
SA Franklin Small Company Value	59.95	—	—
SA Franklin Systematic U.S. Large Cap Core	9.51	—	—
SA Franklin Systematic U.S. Large Cap Value	44.47	—	—
SA Franklin Tactical Opportunities	89.97	9.43	—
SA Global Index Allocation 60/40	86.23	11.51	—
SA Global Index Allocation 75/25	87.02	10.56	—
SA Global Index Allocation 90/10	91.19	6.70	—
SA Goldman Sachs Multi-Asset Insights	73.58	18.37	8.06
SA Index Allocation 60/40	85.86	10.56	—
SA Index Allocation 80/20	82.83	14.66	—
SA Index Allocation 90/10	86.56	10.13	—
SA Invesco Growth Opportunities	54.05	—	—
SA Janus Focused Growth	44.71	—	—
SA JPMorgan Diversified Balanced	93.64	5.72	—
SA JPMorgan Emerging Markets	68.62	—	—
SA JPMorgan Equity-Income	63.87	—	—
SA JPMorgan Large Cap Core	31.09	—	—
SA JPMorgan MFS Core Bond	47.21	—	—
SA JPMorgan Mid-Cap Growth	75.30	—	—
SA JPMorgan Ultra-Short Bond	70.40	7.37	—
SA Large Cap Growth Index	12.59	—	—
SA Large Cap Index	5.05	—	—
SA Large Cap Value Index	11.42	—	—
SA MFS Large Cap Growth	43.36	—	—
SA MFS Massachusetts Investors Trust	57.28	—	—
SA MFS Total Return	96.01	—	—
SA Mid Cap Index	17.74	—	—
SA PIMCO Global Bond Opportunities	79.70	7.11	—
SA PIMCO RAE International Value	70.94	—	—
SA PineBridge High-Yield Bond	57.78	—	—
SA Putnam International Value	44.07	—	—
SA Schroders VCP Global Allocation	85.04	11.37	—
SA Small Cap Index	24.18	—	—
SA T. Rowe Price Allocation Moderately Aggressive	91.85	7.58	—
SA T. Rowe Price VCP Balanced	86.98	9.95	—
SA VCP Dynamic Allocation	89.33	9.15	—
SA VCP Dynamic Strategy	87.73	10.53	—
SA VCP Index Allocation	80.37	13.09	6.54
Note 10 — Investment Concentration and Other Risks
 Investments in stocks and bonds are subject to risks, including stock market and interest rate fluctuations. Investment prices can fall or be adversely affected by a number of factors, including, without limitation: weakness in the broad market, a particular industry, or specific holdings; adverse social, political, regulatory or economic developments here or abroad; changes in investor psychology; technological disruptions; heavy institutional selling; military confrontations, war, terrorism and other armed conflicts, disease/virus outbreaks and epidemics; trade wars; recessions; taxation and international tax treaties; currency, interest rate and price fluctuations; and other conditions or events. Investments in growth stocks as well as small and mid-cap company stocks may be subject to volatile price swings and therefore present a greater potential for loss than other investments. Investments in non-U.S. stocks and bonds are subject to additional risks such as fluctuations in foreign currencies, political and economic instability, differences in securities

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

regulation and accounting standards, foreign tax laws, and limited availability of public information. Income seeking investment strategies may not be realized due to changes in dividend policies or the availability of capital resources.
 Investments that concentrate on one economic sector or geographic region are generally subject to greater volatility than more diverse investments.  SA Fidelity Institutional AM® Real Estate Portfolio invests primarily in the real estate industry. A Portfolio that invests primarily in the real estate industry is subject to the risks associated with the direct ownership of real estate and could also be subject to the risks of direct ownership as a result of a default on a debt security it may own. These risks include declines in the value of real estate, risks related to general and local economic conditions, overbuilding and increased competition, increases in property taxes and operating expenses, changes in zoning laws, casualty or condemnation losses, fluctuations in rental income, changes in neighborhood values, the appeal of properties to tenants and increases in interest rates. If a Portfolio has rental income or income from the disposition of real property, the receipt of such income may adversely affect its ability to retain its tax status as a regulated investment company.
 Certain Portfolios invest internationally, including in “emerging market” countries. Emerging market securities involve risks not typically associated with investing in securities of issuers in more developed markets. The markets of emerging market countries are typically more volatile and potentially less liquid than more developed countries. These securities may be denominated in currencies other than U.S. dollars. While investing internationally may reduce portfolio risk by increasing the diversification of portfolio investments, the value of the investment may be affected by fluctuating currency values, changing local and regional economic, political and social conditions, and greater market volatility. These risks are primary risks of the SA BlackRock Advantage International, SA Emerging Markets Equity Index, SA International Index, SA JPMorgan Emerging Markets, SA PIMCO Global Bond Opportunities, SA PIMCO RAE International Value and SA Putnam International Value Portfolios.
 Each Portfolio may invest in obligations issued by agencies and instrumentalities of the U.S. Government that may vary in the level of support they receive from the government. The government may choose not to provide financial support to government sponsored agencies or instrumentalities if it is not legally obligated to do so, and if the issuer defaults, a portfolio holding securities of such issuer might not be able to recover its investment from the U.S. Government. As a result of the SA BlackRock VCP Global Multi Asset, SA Fixed Income Index, SA Fixed Income Intermediate Index, SA JPMorgan MFS Core Bond, SA MFS Total Return, SA PIMCO Global Bond Opportunities and SA PIMCO VCP Tactical Balanced Portfolios concentration in such investments, these funds may be subject to risks associated with the U.S. Government, its agencies or instrumentalities.
 SA PineBridge High-Yield Bond Portfolio’s investment in high yield securities, whether rated or unrated, may be considered speculative and subject to greater market fluctuations and risk of loss of income and principal than lower-yielding, higher-rated, fixed-income securities. The risk of loss due to default by the issuer may be significantly greater for the holders of high yield securities, because such securities are generally unsecured and are often subordinated to other creditors of the issuer.
Note 11 — Line of Credit
 The Trust, along with certain other funds managed by the Adviser, has access to a $75 million committed unsecured line of credit and a $100 million uncommitted unsecured line of credit. The committed and uncommitted lines of credit are renewable on an annual basis with State Street Bank and Trust Company (“State Street”), the Trust’s custodian. Interest on each of the committed and uncommitted lines of credit is payable at a variable rate per annum equal to the Applicable Rate plus one and one quarter of one percent (1.25%). The Applicable Rate per annum shall be equal to the higher of (a) the federal funds effective rate on such date and (b) the overnight bank funding rate on such date, plus, in each case, 10 basis points. Notwithstanding anything to the contrary, if the federal funds effective rate or the overnight bank funding rate shall be less than zero, then the federal funds effective rate or the overnight bank funding rate, shall be deemed to be zero for the purposes of determining the rate. The Trust, on behalf of each of the Portfolios, has paid State Street, such Portfolio’s ratable portion of an upfront fee in an amount equal to $90,000 in the aggregate for the uncommitted line of credit made available by State Street to certain other funds managed by the Adviser, which are also party to the uncommitted line of credit. There is also a commitment fee of 30 basis points per annum on the daily unused portion of the committed line of credit. Borrowings under the line of credit will commence when the respective Portfolio’s cash shortfall exceeds $100,000. For the six months ended July 31, 2026, the following Portfolios had borrowings:
Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 07/31/26
SA AB Small & Mid Cap Value	6	$6,299	$7,587,500	4.98%	$—
SA Fidelity Institutional AM® Global Equities	2	533	1,925,000	4.98	—
SA Fidelity Institutional AM® International Growth	50	12,237	1,768,000	4.98	—
SA Fidelity Institutional AM® Real Estate	15	4,465	2,148,333	4.99	—
SA Franklin BW U.S. Large Cap Value	1	745	5,375,000	4.99	—
SA Franklin Small Company Value	2	87	312,500	4.99	—
SA Franklin Systematic U.S. Large Cap Core	6	294	354,167	4.99	—
SA Franklin Systematic U.S. Large Cap Value	2	194	700,000	4.98	—
SA Franklin Tactical Opportunities	3	97	233,333	4.98	—
SA International Index	9	10,570	8,477,778	4.99	—
SA Invesco Growth Opportunities	26	10,934	3,041,346	4.98	—
SA Janus Focused Growth	9	3,920	3,150,000	4.98	—
SA JPMorgan Large Cap Core	8	650	587,500	4.98	—
SA JPMorgan MFS Core Bond	5	835	1,205,000	4.99	—
SA JPMorgan Mid-Cap Growth	7	7,878	8,135,714	4.98	—
SA Large Cap Growth Index	6	3,272	3,945,833	4.98	—
SA Large Cap Index	4	7,243	13,112,500	4.98	—
SA Large Cap Value Index	4	405	731,250	4.99	—
SA MFS Large Cap Growth	15	11,524	5,551,667	4.98	—

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

Portfolio	Days Outstanding	Interest Charges	Average Debt Utilized	Weighted Average Interest	Balance Outstanding at 07/31/26
SA MFS Massachusetts Investors Trust	2	$724	$2,612,500	4.99%	$—
SA MFS Total Return	2	132	475,000	4.99	—
SA Mid Cap Index	2	294	1,062,500	4.99	—
SA PIMCO Global Bond Opportunities	11	15,511	10,209,091	4.98	—
SA PIMCO RAE International Value	25	19,294	5,568,000	4.99	675,000
SA Putnam International Value	11	263	172,727	4.98	—
Note 12 — Interfund Lending Agreement
 Pursuant to the exemptive relief granted by the SEC, the Portfolios are permitted to participate in an interfund lending program among investment companies advised by SAAMCo or an affiliate. The interfund lending program allows the participating Portfolios to borrow money from and lend money to each other for temporary or emergency purposes. An interfund loan will be made under this facility only if the participating Portfolios receive a more favorable interest rate than would otherwise be available from a typical bank for a comparable transaction. For the six months ended July 31, 2026, none of the Portfolios participated in this program.
Note 13 — Portfolio Mergers
 Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA T. Rowe Price Growth Stock Portfolio (a “Target Portfolio”), a series of Seasons Series Trust, were transferred in a tax-free exchange to the SA MFS Large Cap Growth Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA MFS Large Cap Growth Portfolio. The reorganization was consummated on April 28, 2025.
 Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA BlackRock VCP Global Multi Asset Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Allocation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA VCP Dynamic Allocation Portfolio. The reorganization was consummated on April 28, 2025.
 Pursuant to an Agreement and Plan of Reorganization, all of the assets and liabilities of the SA PIMCO VCP Tactical Balanced Portfolio (a “Target Portfolio”), a series of SunAmerica Series Trust, were transferred in a tax-free exchange to the SA VCP Dynamic Allocation Portfolio (an “Acquiring Portfolio”), in exchange for shares of the SA VCP Dynamic Allocation Portfolio. The reorganization was consummated on April 28, 2025.
 The table below shows the following information for of the Reorganizations:
•
The exchange ratio of shares of each Target Portfolio that were exchanged tax-free for shares of the Acquiring Portfolio.
•
The number and value of shares of the Acquiring Portfolio issued in connection with the acquisition of each Target Portfolio.
•
The value and identified cost as of the respective Reorganization Date of the assets in the investment portfolio of each Target Portfolio. These were the principal assets acquired by the Acquiring Portfolio.
Acquiring Portfolio	Target Portfolio	Exchange Ratio	Number of Shares Issued by Acquiring Portfolio	Value of Shares Issued by Acquiring Portfolio	Value of Assets in the Investment Portfolio of the Target Portfolio	Cost of Assets in the Investment Portfolio of the Target Portfolio
SA MFS Large Cap Growth Portfolio	SA T. Rowe Price Growth Stock Portfolio				$181,463,916	$140,131,659
Class 1		0.7895	8,723,920	$132,500,092
Class 2		0.6750	1,782,816	26,781,686
Class 3		0.6118	1,490,965	21,985,668
SA VCP Dynamic Allocation Portfolio	SA BlackRock VCP Global Multi Asset Portfolio				601,359,358	601,308,605
Class 1		0.8537	29,344	341,546
Class 3		0.8526	51,736,100	602,347,888
SA VCP Dynamic Allocation Portfolio	SA PIMCO VCP Tactical Balanced Portfolio				$810,466,640	$810,466,640
Class 1		0.7827	8,221	$95,685
Class 3		0.7738	69,523,055	809,436,080
 For financial statement purposes, assets received and shares issued by the Acquiring Portfolio were recorded at value; however, the cost basis of the investments received from the Target Portfolios were carried forward to align ongoing reporting of the Acquiring Portfolio’s realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

SunAmerica Series Trust
NOTES TO FINANCIAL STATEMENTS  (unaudited) — (continued)

 The following is a summary of the shares outstanding, net assets, net asset value per share and net unrealized appreciation (depreciation) immediately before and after the Reorganization:
SA MFS Large Cap Growth Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA T. Rowe Price Growth Stock Portfolio
Class 1	11,049,342	132,500,092	11.99	26,259,229
Class 2	2,641,074	26,781,686	10.14	214,408
Class 3	2,436,852	21,985,668	9.02	14,858,620
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA MFS Large Cap Growth Portfolio
Class 1	24,270,708	$368,627,676	$15.19	$129,204,440
Class 2	200,424	$3,010,802	$15.02	$2,900,577
Class 3	14,146,389	$208,602,581	$14.75	$39,387,940
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA MFS Large Cap Growth Portfolio
Class 1	32,994,612	$501,127,768	$15.19	$155,463,669
Class 2	1,983,240	$29,792,488	$15.02	$3,114,985
Class 3	15,637,354	$230,588,249	$14.75	$54,846,560

SA VCP Dynamic Allocation Portfolio
Target Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA BlackRock VCP Global Multi Asset Portfolio
Class 1	34,373	341,546	9.94	(51,948)
Class 3	60,683,238	602,347,888	9.93	102,701
SA PIMCO VCP Tactical Balanced Portfolio
Class 1	10,503	95,685	9.11	-
Class 3	89,850,487	809,436,080	9.01	-
Acquiring Portfolio	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Allocation Portfolio
Class 1	40,236	$468,327	$11.64	$ (59,869)
Class 3	638,617,357	$7,435,231,792	$11.64	$191,414,698
Post Reorganization	Shares Outstanding	Net Assets	Net Asset Value Per Share	Net Unrealized Appreciation (Depreciation)
SA VCP Dynamic Allocation Portfolio
Class 1	77,797	$905,558	$11.64	$ (111,817)
Class 3	760,052,900	$8,847,015,760	$11.64	$191,517,399

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA AB Growth Portfolio — Class 1
01/31/22	$60.94	$(0.14)	$12.31	$12.17	$—	$(5.77)	$(5.77)	$67.34	19.15%	$1,263,728	0.62%	0.62%	(0.20)%	21%
01/31/23	67.34	(0.05)	(11.00)	(11.05)	—	(9.25)	(9.25)	47.04	(14.81)	1,006,381	0.63	0.63	(0.09)	32
01/31/24	47.04	0.01	13.63	13.64	—	(3.99)	(3.99)	56.69	30.18	1,051,608	0.63	0.63	0.01	22
01/31/25	56.69	(0.06)	14.15	14.09	—	(6.63)	(6.63)	64.15	25.07	1,042,939	0.63	0.63	(0.10)	26
01/31/26	64.15	(0.03)	5.41	5.38	—	(9.64)	(9.64)	59.89	8.43	1,019,986	0.63	0.63	(0.05)	24
07/31/26@	59.89	(0.02)	1.85	1.83	—	—	—	61.72	3.06	986,275	0.63 (3)	0.63 (3)	(0.06)(3)	19
SA AB Growth Portfolio — Class 2
01/31/22	60.16	(0.25)	12.17	11.92	—	(5.77)	(5.77)	66.31	18.98	92,511	0.77	0.77	(0.35)	21
01/31/23	66.31	(0.13)	(10.85)	(10.98)	—	(9.25)	(9.25)	46.08	(14.94)	71,481	0.78	0.78	(0.24)	32
01/31/24	46.08	(0.07)	13.33	13.26	—	(3.99)	(3.99)	55.35	29.98	80,211	0.78	0.78	(0.14)	22
01/31/25	55.35	(0.15)	13.81	13.66	—	(6.63)	(6.63)	62.38	24.90	84,277	0.78	0.78	(0.25)	26
01/31/26	62.38	(0.12)	5.25	5.13	—	(9.64)	(9.64)	57.87	8.26	73,415	0.78	0.78	(0.20)	24
07/31/26@	57.87	(0.06)	1.78	1.72	—	—	—	59.59	2.97	69,732	0.78 (3)	0.78 (3)	(0.21)(3)	19
SA AB Growth Portfolio — Class 3
01/31/22	59.10	(0.31)	11.96	11.65	—	(5.77)	(5.77)	64.98	18.86	603,138	0.87	0.87	(0.46)	21
01/31/23	64.98	(0.18)	(10.66)	(10.84)	—	(9.25)	(9.25)	44.89	(15.04)	540,157	0.88	0.88	(0.34)	32
01/31/24	44.89	(0.12)	12.97	12.85	—	(3.99)	(3.99)	53.75	29.86	622,829	0.88	0.88	(0.24)	22
01/31/25	53.75	(0.21)	13.40	13.19	—	(6.63)	(6.63)	60.31	24.76	706,980	0.88	0.88	(0.35)	26
01/31/26	60.31	(0.18)	5.08	4.90	—	(9.64)	(9.64)	55.57	8.16	699,205	0.88	0.88	(0.30)	24
07/31/26@	55.57	(0.09)	1.72	1.63	—	—	—	57.20	2.93	706,705	0.88 (3)	0.88 (3)	(0.31)(3)	19
SA AB Small & Mid Cap Value Portfolio — Class 1
01/31/22	15.17	0.17	4.25	4.42	(0.12)	(0.12)	(0.24)	19.35	29.09	152,224	0.96	0.91	0.90	58
01/31/23	19.35	0.14	(1.24)	(1.10)	(0.20)	(4.48)	(4.68)	13.57	(2.60)	126,040	0.97	0.92	0.86	41
01/31/24	13.57	0.09	0.10	0.19	(0.12)	(1.13)	(1.25)	12.51	3.01	108,028	0.97	0.92	0.75	50
01/31/25	12.51	0.09	2.02	2.11	(0.09)	(0.88)	(0.97)	13.65	16.81	97,404	0.97	0.91	0.70	56
01/31/26	13.65	0.09	0.40	0.49	(0.10)	(1.45)	(1.55)	12.59	4.72	90,026	0.98	0.91	0.70	66
07/31/26@	12.59	0.04	1.39	1.43	—	—	—	14.02	11.36	89,495	0.98 (3)	0.91 (3)	0.54 (3)	36
SA AB Small & Mid Cap Value Portfolio — Class 2
01/31/22	15.16	0.14	4.25	4.39	(0.10)	(0.12)	(0.22)	19.33	28.91	10,768	1.11	1.06	0.74	58
01/31/23	19.33	0.12	(1.24)	(1.12)	(0.16)	(4.48)	(4.64)	13.57	(2.70)	9,265	1.12	1.07	0.71	41
01/31/24	13.57	0.08	0.09	0.17	(0.10)	(1.13)	(1.23)	12.51	2.82	8,640	1.12	1.07	0.60	50
01/31/25	12.51	0.07	2.01	2.08	(0.07)	(0.88)	(0.95)	13.64	16.56	8,773	1.12	1.06	0.54	56
01/31/26	13.64	0.07	0.41	0.48	(0.08)	(1.45)	(1.53)	12.59	4.61	8,207	1.13	1.06	0.55	66
07/31/26@	12.59	0.03	1.39	1.42	—	—	—	14.01	11.28	8,486	1.13 (3)	1.06 (3)	0.39 (3)	36
SA AB Small & Mid Cap Value Portfolio — Class 3
01/31/22	15.00	0.12	4.21	4.33	(0.09)	(0.12)	(0.21)	19.12	28.78	447,232	1.21	1.16	0.64	58
01/31/23	19.12	0.10	(1.23)	(1.13)	(0.15)	(4.48)	(4.63)	13.36	(2.85)	407,885	1.22	1.17	0.61	41
01/31/24	13.36	0.06	0.09	0.15	(0.08)	(1.13)	(1.21)	12.30	2.75	378,460	1.22	1.17	0.50	50
01/31/25	12.30	0.06	1.98	2.04	(0.06)	(0.88)	(0.94)	13.40	16.51	400,209	1.22	1.16	0.44	56
01/31/26	13.40	0.05	0.40	0.45	(0.07)	(1.45)	(1.52)	12.33	4.44	396,955	1.23	1.16	0.44	66
07/31/26@	12.33	0.02	1.37	1.39	—	—	—	13.72	11.27	390,176	1.23 (3)	1.16 (3)	0.30 (3)	36

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA BlackRock Advantage International Portfolio — Class 1
01/31/22	$10.74	$0.22	$0.30	$0.52	$(0.14)	$—	$(0.14)	$11.12	4.80%	$283,663	0.89%	0.84%	1.91%	24%
01/31/23	11.12	0.16	(0.84)	(0.68)	(0.28)	(1.05)	(1.33)	9.11	(3.78)	236,933	0.91	0.86	1.65	36
01/31/24	9.11	0.16	0.29	0.45	(0.14)	—	(0.14)	9.42	5.11	228,422	0.91	0.86	1.73	31
01/31/25	9.42	0.17	0.72	0.89	(0.18)	—	(0.18)	10.13	9.52	202,409	0.91	0.86	1.71	54
01/31/26	10.13	0.14	1.58	1.72	(0.19)	(0.86)	(1.05)	10.80	17.45	217,152	0.93	0.88	1.32	56
07/31/26@	10.80	0.11	0.77	0.88	—	—	—	11.68	8.15	209,637	0.94 (3)	0.88 (3)	2.09 (3)	133
SA BlackRock Advantage International Portfolio — Class 2
01/31/22	10.69	0.20	0.30	0.50	(0.12)	—	(0.12)	11.07	4.68	8,577	1.04	0.99	1.71	24
01/31/23	11.07	0.14	(0.83)	(0.69)	(0.26)	(1.05)	(1.31)	9.07	(3.95)	6,487	1.06	1.01	1.52	36
01/31/24	9.07	0.15	0.29	0.44	(0.13)	—	(0.13)	9.38	4.95	5,760	1.06	1.01	1.59	31
01/31/25	9.38	0.15	0.74	0.89	(0.17)	—	(0.17)	10.10	9.48 (4)	5,449	1.06	1.01	1.55	54
01/31/26	10.10	0.13	1.56	1.69	(0.17)	(0.86)	(1.03)	10.76	17.22	5,565	1.08	1.03	1.17	56
07/31/26@	10.76	0.10	0.76	0.86	—	—	—	11.62	7.99	5,429	1.09 (3)	1.03 (3)	1.91 (3)	133
SA BlackRock Advantage International Portfolio — Class 3
01/31/22	10.66	0.18	0.32	0.50	(0.12)	—	(0.12)	11.04	4.61	144,053	1.14	1.09	1.59	24
01/31/23	11.04	0.13	(0.83)	(0.70)	(0.25)	(1.05)	(1.30)	9.04	(4.04)	120,600	1.16	1.11	1.39	36
01/31/24	9.04	0.13	0.30	0.43	(0.12)	—	(0.12)	9.35	4.86	112,574	1.16	1.11	1.48	31
01/31/25	9.35	0.14	0.73	0.87	(0.16)	—	(0.16)	10.06	9.31 (4)	115,025	1.16	1.11	1.43	54
01/31/26	10.06	0.12	1.56	1.68	(0.16)	(0.86)	(1.02)	10.72	17.18	112,638	1.18	1.13	1.08	56
07/31/26@	10.72	0.10	0.75	0.85	—	—	—	11.57	7.93	114,160	1.19 (3)	1.13 (3)	1.84 (3)	133
SA BlackRock Multi-Factor 70/30 Portfolio — Class 1
01/31/22	15.88	0.24	1.10	1.34	(0.25)	(0.67)	(0.92)	16.30	8.23	115	1.17	0.29	1.40	80
01/31/23	16.30	0.29	(1.50)	(1.21)	(0.27)	(0.15)	(0.42)	14.67	(7.28)	193	0.84	0.30	2.06	61
01/31/24	14.67	0.36	1.06	1.42	(0.32)	—	(0.32)	15.77	9.75	214	0.80	0.32	2.41	64
01/31/25	15.77	0.36	1.90	2.26	—	—	—	18.03	14.33	185	0.77	0.34	2.14	53
01/31/26	18.03	0.40	1.96	2.36	(0.35)	(0.40)	(0.75)	19.64	13.29	207	0.78	0.34	2.13	72
07/31/26@	19.64	0.19	1.10	1.29	—	—	—	20.93	6.57	211	0.77 (3)	0.34 (3)	1.90 (3)	19
SA BlackRock Multi-Factor 70/30 Portfolio — Class 3
01/31/22	15.87	0.19	1.11	1.30	(0.22)	(0.67)	(0.89)	16.28	7.98	60,389	1.36	0.54	1.17	80
01/31/23	16.28	0.27	(1.52)	(1.25)	(0.24)	(0.15)	(0.39)	14.64	(7.52)	83,072	1.09	0.55	1.85	61
01/31/24	14.64	0.30	1.09	1.39	(0.29)	—	(0.29)	15.74	9.55	96,924	1.05	0.57	2.00	64
01/31/25	15.74	0.32	1.88	2.20	—	—	—	17.94	13.98	108,780	1.02	0.59	1.89	53
01/31/26	17.94	0.35	1.96	2.31	(0.31)	(0.40)	(0.71)	19.54	13.06	126,542	1.03	0.59	1.88	72
07/31/26@	19.54	0.16	1.09	1.25	—	—	—	20.79	6.40	131,971	1.02 (3)	0.59 (3)	1.65 (3)	19

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.11% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Emerging Markets Equity Index Portfolio — Class 1
01/31/22	$17.86	$0.27	$(1.45)	$(1.18)	$(0.17)	$—	$(0.17)	$16.51	(6.63)%	$96,121	0.68%	0.58%	1.51%	6%
01/31/23	16.51	0.32	(2.49)	(2.17)	(0.26)	—	(0.26)	14.08	(12.91)	80,212	0.85	0.58	2.28	5
01/31/24	14.08	0.28	(0.97)	(0.69)	(0.35)	—	(0.35)	13.04	(4.86)	68,169	0.83	0.58	2.10	4
01/31/25	13.04	0.30	1.47	1.77	(0.31)	—	(0.31)	14.50	13.46	71,192	0.83	0.58	2.05	11
01/31/26	14.50	0.30	5.86	6.16	(0.30)	—	(0.30)	20.36	42.71	94,468	0.85	0.58	1.77	18
07/31/26@	20.36	0.19	1.74	1.93	—	—	—	22.29	9.48	91,468	0.80 (3)	0.58 (3)	1.78 (3)	2
SA Emerging Markets Equity Index Portfolio — Class 3
01/31/22	17.78	0.22	(1.43)	(1.21)	(0.16)	—	(0.16)	16.41	(6.85)	13,994	0.95	0.83	1.31	6
01/31/23	16.41	0.27	(2.47)	(2.20)	(0.23)	—	(0.23)	13.98	(13.15)	17,124	1.11	0.83	2.01	5
01/31/24	13.98	0.24	(0.96)	(0.72)	(0.32)	—	(0.32)	12.94	(5.10)	17,699	1.08	0.83	1.83	4
01/31/25	12.94	0.26	1.46	1.72	(0.28)	—	(0.28)	14.38	13.16	20,790	1.08	0.83	1.79	11
01/31/26	14.38	0.25	5.82	6.07	(0.26)	—	(0.26)	20.19	42.42	27,252	1.10	0.83	1.50	18
07/31/26@	20.19	0.16	1.73	1.89	—	—	—	22.08	9.36	27,078	1.05 (3)	0.83 (3)	1.53 (3)	2
SA Federated Hermes Corporate Bond Portfolio — Class 1
01/31/22	13.88	0.46	(0.69)	(0.23)	(0.43)	(0.04)	(0.47)	13.18	(1.73)	500,170	0.54	0.54	3.31	14
01/31/23	13.18	0.43	(1.54)	(1.11)	(0.47)	(0.04)	(0.51)	11.56	(8.11)	416,041	0.55	0.55	3.57	34
01/31/24	11.56	0.42	0.02	0.44	(0.42)	—	(0.42)	11.58	4.04	399,903	0.55	0.55	3.70	5
01/31/25	11.58	0.43	(0.09)	0.34	(0.40)	—	(0.40)	11.52	2.89	420,488	0.55	0.55	3.72	10
01/31/26	11.52	0.46	0.31	0.77	(0.43)	—	(0.43)	11.86	6.67	413,092	0.55	0.55	3.90	31
07/31/26@	11.86	0.25	(0.35)	(0.10)	—	—	—	11.76	(0.84)	405,617	0.55 (3)	0.55 (3)	4.29 (3)	17
SA Federated Hermes Corporate Bond Portfolio — Class 2
01/31/22	13.88	0.44	(0.69)	(0.25)	(0.41)	(0.04)	(0.45)	13.18	(1.89)	14,538	0.69	0.69	3.17	14
01/31/23	13.18	0.41	(1.53)	(1.12)	(0.45)	(0.04)	(0.49)	11.57	(8.23)	11,344	0.70	0.70	3.42	34
01/31/24	11.57	0.40	0.02	0.42	(0.40)	—	(0.40)	11.59	3.84	10,378	0.70	0.70	3.56	5
01/31/25	11.59	0.42	(0.10)	0.32	(0.38)	—	(0.38)	11.53	2.72	9,767	0.70	0.70	3.57	10
01/31/26	11.53	0.44	0.31	0.75	(0.41)	—	(0.41)	11.87	6.50	10,238	0.70	0.70	3.75	31
07/31/26@	11.87	0.24	(0.34)	(0.10)	—	—	—	11.77	(0.84)	9,701	0.70 (3)	0.70 (3)	4.14 (3)	17
SA Federated Hermes Corporate Bond Portfolio — Class 3
01/31/22	13.78	0.41	(0.68)	(0.27)	(0.40)	(0.04)	(0.44)	13.07	(2.01)	1,058,966	0.79	0.79	3.06	14
01/31/23	13.07	0.39	(1.52)	(1.13)	(0.44)	(0.04)	(0.48)	11.46	(8.38)	908,233	0.80	0.80	3.31	34
01/31/24	11.46	0.39	0.02	0.41	(0.39)	—	(0.39)	11.48	3.80	973,952	0.80	0.80	3.45	5
01/31/25	11.48	0.40	(0.10)	0.30	(0.37)	—	(0.37)	11.41	2.60	1,060,656	0.80	0.80	3.47	10
01/31/26	11.41	0.43	0.30	0.73	(0.40)	—	(0.40)	11.74	6.39	1,087,753	0.80	0.80	3.65	31
07/31/26@	11.74	0.24	(0.34)	(0.10)	—	—	—	11.64	(0.85)	1,094,756	0.80 (3)	0.80 (3)	4.04 (3)	17

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Global Equities Portfolio — Class 1
01/31/22	$19.70	$0.27	$3.41	$3.68	$(0.39)	$—	$(0.39)	$22.99	18.63%	$321,424	0.80%	0.80%	1.17%	49%
01/31/23	22.99	0.30	(2.10)	(1.80)	(0.37)	(3.62)	(3.99)	17.20	(5.92)	258,370	0.82	0.82	1.53	32
01/31/24	17.20	0.19	2.81	3.00	(0.28)	(0.62)	(0.90)	19.30	18.05	259,066	0.83	0.83	1.04	54
01/31/25	19.30	0.19	4.11	4.30	(0.29)	(1.56)	(1.85)	21.75	22.25	251,440	0.83	0.83	0.90	66
01/31/26	21.75	0.18	4.27	4.45	(0.28)	(4.24)	(4.52)	21.68	21.45	288,593	0.85	0.83	0.82	129
07/31/26@	21.68	0.08	1.48	1.56	—	—	—	23.24	7.20	275,434	0.85 (3)	0.82 (3)	0.74 (3)	34
SA Fidelity Institutional AM® Global Equities Portfolio — Class 2
01/31/22	19.66	0.23	3.40	3.63	(0.36)	—	(0.36)	22.93	18.41	3,182	0.95	0.95	1.02	49
01/31/23	22.93	0.27	(2.09)	(1.82)	(0.33)	(3.62)	(3.95)	17.16	(6.06)	2,596	0.97	0.97	1.38	32
01/31/24	17.16	0.16	2.81	2.97	(0.25)	(0.62)	(0.87)	19.26	17.90	2,589	0.98	0.98	0.89	54
01/31/25	19.26	0.16	4.09	4.25	(0.26)	(1.56)	(1.82)	21.69	22.02	2,803	0.98	0.98	0.73	66
01/31/26	21.69	0.15	4.25	4.40	(0.24)	(4.24)	(4.48)	21.61	21.29	2,930	1.00	0.98	0.68	129
07/31/26@	21.61	0.06	1.48	1.54	—	—	—	23.15	7.13	3,054	1.00 (3)	0.97 (3)	0.59 (3)	34
SA Fidelity Institutional AM® Global Equities Portfolio — Class 3
01/31/22	19.50	0.20	3.38	3.58	(0.35)	—	(0.35)	22.73	18.32	52,707	1.05	1.05	0.90	49
01/31/23	22.73	0.24	(2.07)	(1.83)	(0.32)	(3.62)	(3.94)	16.96	(6.19)	48,427	1.07	1.07	1.26	32
01/31/24	16.96	0.14	2.78	2.92	(0.23)	(0.62)	(0.85)	19.03	17.84	53,419	1.08	1.08	0.78	54
01/31/25	19.03	0.13	4.04	4.17	(0.24)	(1.56)	(1.80)	21.40	21.89	59,625	1.08	1.08	0.63	66
01/31/26	21.40	0.13	4.18	4.31	(0.22)	(4.24)	(4.46)	21.25	21.13	63,292	1.10	1.08	0.58	129
07/31/26@	21.25	0.05	1.46	1.51	—	—	—	22.76	7.11	64,194	1.10 (3)	1.07 (3)	0.49 (3)	34
SA Fidelity Institutional AM® International Growth Portfolio — Class 1
01/31/22	19.65	0.01	0.36	0.37	(0.01)	(1.53)	(1.54)	18.48	0.89	320,077	0.87	0.87	0.04	146
01/31/23	18.48	0.05	(2.08)	(2.03)	—	(1.60)	(1.60)	14.85	(9.58)	247,531	0.87	0.87	0.30	93
01/31/24	14.85	0.05	2.47	2.52	(0.05)	—	(0.05)	17.32	17.04	237,825	0.87	0.87	0.32	75
01/31/25	17.32	0.05	2.02	2.07	(0.06)	(0.25)	(0.31)	19.08	11.96	216,229	0.89 (4)	0.89 (4)	0.29	83
01/31/26	19.08	0.10	3.26	3.36	(0.19)	(2.57)	(2.76)	19.68	18.52	232,056	0.91 (4)	0.89 (4)	0.49	115
07/31/26@	19.68	0.11	0.09	0.20	—	—	—	19.88	1.02	212,510	0.93 (3)	0.89 (3)	1.09 (3)	76
SA Fidelity Institutional AM® International Growth Portfolio — Class 3
01/31/22	19.62	(0.06)	0.38	0.32	—	(1.53)	(1.53)	18.41	0.66	10,010	1.12	1.12	(0.30)	146
01/31/23	18.41	0.01	(2.07)	(2.06)	—	(1.60)	(1.60)	14.75	(9.79)	11,836	1.12	1.12	0.02	93
01/31/24	14.75	0.00	2.46	2.46	(0.03)	—	(0.03)	17.18	16.68	15,820	1.12	1.12	0.02	75
01/31/25	17.18	0.00	2.01	2.01	(0.02)	(0.25)	(0.27)	18.92	11.71	17,839	1.14 (4)	1.14 (4)	0.00	83
01/31/26	18.92	0.04	3.23	3.27	(0.14)	(2.57)	(2.71)	19.48	18.23	21,845	1.16 (4)	1.14 (4)	0.18	115
07/31/26@	19.48	0.08	0.09	0.17	—	—	—	19.65	0.87	21,804	1.18 (3)	1.14 (3)	0.85 (3)	76

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fidelity Institutional AM® Real Estate Portfolio — Class 1
01/31/22	$12.80	$0.15	$3.60	$3.75	$(0.23)	$—	$(0.23)	$16.32	29.24%	$119,157	0.82%	0.82%	0.93%	28%
01/31/23	16.32	0.26	(2.40)	(2.14)	(0.14)	(1.18)	(1.32)	12.86	(11.91)	123,498	0.83	0.83	1.92	45
01/31/24	12.86	0.29	(0.60)	(0.31)	(0.27)	(0.69)	(0.96)	11.59	(1.42)	113,301	0.84	0.84	2.42	38
01/31/25	11.59	0.26	1.39	1.65	(0.29)	—	(0.29)	12.95	14.19	112,978	0.83	0.83	2.11	39
01/31/26	12.95	0.26	(0.01)	0.25	(0.31)	(0.91)	(1.22)	11.98	2.17	103,958	0.85	0.85	2.08	45
07/31/26@	11.98	0.16	1.94	2.10	—	—	—	14.08	17.53	110,670	0.85 (3)	0.85 (3)	2.50 (3)	16
SA Fidelity Institutional AM® Real Estate Portfolio — Class 2
01/31/22	12.77	0.13	3.59	3.72	(0.21)	—	(0.21)	16.28	29.07	4,283	0.97	0.97	0.80	28
01/31/23	16.28	0.24	(2.40)	(2.16)	(0.11)	(1.18)	(1.29)	12.83	(12.07)	3,391	0.98	0.98	1.68	45
01/31/24	12.83	0.27	(0.60)	(0.33)	(0.25)	(0.69)	(0.94)	11.56	(1.63)	2,933	0.99	0.99	2.28	38
01/31/25	11.56	0.25	1.38	1.63	(0.27)	—	(0.27)	12.92	14.06	2,785	0.97	0.97	2.01	39
01/31/26	12.92	0.24	(0.02)	0.22	(0.28)	(0.91)	(1.19)	11.95	2.00	2,691	1.00	1.00	1.92	45
07/31/26@	11.95	0.15	1.94	2.09	—	—	—	14.04	17.49	2,701	1.00 (3)	1.00 (3)	2.35 (3)	16
SA Fidelity Institutional AM® Real Estate Portfolio — Class 3
01/31/22	12.66	0.11	3.57	3.68	(0.20)	—	(0.20)	16.14	28.99	178,847	1.07	1.07	0.72	28
01/31/23	16.14	0.22	(2.37)	(2.15)	(0.10)	(1.18)	(1.28)	12.71	(12.16)	162,316	1.08	1.08	1.59	45
01/31/24	12.71	0.26	(0.60)	(0.34)	(0.24)	(0.69)	(0.93)	11.44	(1.74)	141,344	1.09	1.09	2.18	38
01/31/25	11.44	0.22	1.39	1.61	(0.26)	—	(0.26)	12.79	14.00	140,684	1.08	1.08	1.81	39
01/31/26	12.79	0.22	(0.02)	0.20	(0.27)	(0.91)	(1.18)	11.81	1.84	134,963	1.10	1.10	1.80	45
07/31/26@	11.81	0.15	1.91	2.06	—	—	—	13.87	17.44	138,080	1.10 (3)	1.10 (3)	2.27 (3)	16
SA Fixed Income Index Portfolio — Class 1
01/31/22	11.28	0.21	(0.56)	(0.35)	(0.23)	(0.13)	(0.36)	10.57	(3.13)	481,451	0.35	0.34	1.88	16
01/31/23	10.57	0.22	(1.08)	(0.86)	(0.19)	(0.03)	(0.22)	9.49	(7.99)	461,756	0.36	0.34	2.30	19
01/31/24	9.49	0.27	(0.06)	0.21	(0.22)	—	(0.22)	9.48	2.35	452,506	0.36	0.34	2.84	12
01/31/25	9.48	0.30	(0.13)	0.17	(0.28)	—	(0.28)	9.37	1.74	444,588	0.36	0.34	3.14	13
01/31/26	9.37	0.35	0.20	0.55	(0.30)	—	(0.30)	9.62	5.91	433,800	0.39	0.33	3.65	72
07/31/26@	9.62	0.19	(0.28)	(0.09)	—	—	—	9.53	(0.94)	433,844	0.38 (3)	0.33 (3)	3.90 (3)	13
SA Fixed Income Index Portfolio — Class 3
01/31/22	11.23	0.18	(0.55)	(0.37)	(0.22)	(0.13)	(0.35)	10.51	(3.38)	79,032	0.60	0.59	1.63	16
01/31/23	10.51	0.20	(1.07)	(0.87)	(0.17)	(0.03)	(0.20)	9.44	(8.18)	79,600	0.61	0.59	2.05	19
01/31/24	9.44	0.24	(0.06)	0.18	(0.20)	—	(0.20)	9.42	2.02	91,013	0.61	0.59	2.60	12
01/31/25	9.42	0.27	(0.13)	0.14	(0.25)	—	(0.25)	9.31	1.50	90,757	0.61	0.59	2.89	13
01/31/26	9.31	0.33	0.19	0.52	(0.28)	—	(0.28)	9.55	5.59	100,832	0.64	0.58	3.40	72
07/31/26@	9.55	0.17	(0.27)	(0.10)	—	—	—	9.45	(1.05)	102,270	0.63 (3)	0.58 (3)	3.65 (3)	13

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Fixed Income Intermediate Index Portfolio — Class 1
01/31/22	$10.78	$0.15	$(0.42)	$(0.27)	$(0.14)	$(0.01)	$(0.15)	$10.36	(2.51)%	$479,748	0.35%	0.34%	1.38%	16%
01/31/23	10.36	0.17	(0.62)	(0.45)	(0.14)	(0.00)	(0.14)	9.77	(4.28)	474,835	0.36	0.34	1.73	24
01/31/24	9.77	0.24	0.08	0.32	(0.17)	—	(0.17)	9.92	3.38	450,305	0.36	0.34	2.46	15
01/31/25	9.92	0.28	0.04	0.32	(0.28)	—	(0.28)	9.96	3.23	419,991	0.36	0.34	2.83	18
01/31/26	9.96	0.35	0.23	0.58	(0.29)	—	(0.29)	10.25	5.81	455,297	0.39	0.33	3.42	80
07/31/26@	10.25	0.19	(0.21)	(0.02)	—	—	—	10.23	(0.20)	454,367	0.38 (3)	0.33 (3)	3.68 (3)	15
SA Fixed Income Intermediate Index Portfolio — Class 3
01/31/22	10.74	0.12	(0.43)	(0.31)	(0.11)	(0.01)	(0.12)	10.31	(2.83)	39,760	0.60	0.59	1.13	16
01/31/23	10.31	0.14	(0.61)	(0.47)	(0.12)	(0.00)	(0.12)	9.72	(4.52)	41,870	0.61	0.59	1.48	24
01/31/24	9.72	0.21	0.09	0.30	(0.15)	—	(0.15)	9.87	3.18	48,807	0.61	0.59	2.21	15
01/31/25	9.87	0.26	0.03	0.29	(0.26)	—	(0.26)	9.90	2.91	51,850	0.61	0.59	2.59	18
01/31/26	9.90	0.32	0.23	0.55	(0.26)	—	(0.26)	10.19	5.61	57,713	0.64	0.58	3.17	80
07/31/26@	10.19	0.17	(0.21)	(0.04)	—	—	—	10.15	(0.39)	58,665	0.63 (3)	0.58 (3)	3.43 (3)	15
SA Franklin BW U.S. Large Cap Value Portfolio — Class 1
01/31/22	18.98	0.35	5.16	5.51	(0.43)	(0.16)	(0.59)	23.90	28.99	993,576	0.75	0.70	1.53	58
01/31/23	23.90	0.45	0.12	0.57	(0.41)	(3.92)	(4.33)	20.14	3.71	874,782	0.75	0.70	2.05	49
01/31/24	20.14	0.40	0.21	0.61	(0.49)	(1.94)	(2.43)	18.32	4.57	752,273	0.75	0.70	2.14	43
01/31/25	18.32	0.39	3.81	4.20	(0.45)	(0.22)	(0.67)	21.85	22.93	755,245	0.75	0.70	1.92	60
01/31/26	21.85	0.38	2.64	3.02	(0.45)	(3.43)	(3.88)	20.99	15.41	778,590	0.76	0.70	1.75	71
07/31/26@	20.99	0.16	2.42	2.58	—	—	—	23.57	12.29	790,007	0.76 (3)	0.70 (3)	1.51 (3)	41
SA Franklin BW U.S. Large Cap Value Portfolio — Class 2
01/31/22	19.00	0.32	5.15	5.47	(0.40)	(0.16)	(0.56)	23.91	28.75	45,417	0.90	0.85	1.38	58
01/31/23	23.91	0.42	0.12	0.54	(0.37)	(3.92)	(4.29)	20.16	3.57	40,173	0.90	0.85	1.90	49
01/31/24	20.16	0.37	0.21	0.58	(0.45)	(1.94)	(2.39)	18.35	4.42	38,128	0.90	0.85	1.99	43
01/31/25	18.35	0.36	3.81	4.17	(0.42)	(0.22)	(0.64)	21.88	22.73	39,804	0.90	0.85	1.77	60
01/31/26	21.88	0.34	2.64	2.98	(0.41)	(3.43)	(3.84)	21.02	15.21	41,525	0.91	0.85	1.60	71
07/31/26@	21.02	0.15	2.41	2.56	—	—	—	23.58	12.18	43,489	0.91 (3)	0.85 (3)	1.36 (3)	41
SA Franklin BW U.S. Large Cap Value Portfolio — Class 3
01/31/22	18.86	0.30	5.11	5.41	(0.38)	(0.16)	(0.54)	23.73	28.65	511,607	1.00	0.95	1.28	58
01/31/23	23.73	0.40	0.11	0.51	(0.34)	(3.92)	(4.26)	19.98	3.47	443,551	1.00	0.95	1.80	49
01/31/24	19.98	0.35	0.20	0.55	(0.43)	(1.94)	(2.37)	18.16	4.28	426,547	1.00	0.95	1.89	43
01/31/25	18.16	0.34	3.77	4.11	(0.40)	(0.22)	(0.62)	21.65	22.63	440,003	1.00	0.95	1.67	60
01/31/26	21.65	0.32	2.62	2.94	(0.39)	(3.43)	(3.82)	20.77	15.16	439,085	1.01	0.95	1.50	71
07/31/26@	20.77	0.14	2.37	2.51	—	—	—	23.28	12.08	453,357	1.01 (3)	0.95 (3)	1.26 (3)	41

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Small Company Value Portfolio — Class 1
01/31/22	$18.85	$0.13	$3.69	$3.82	$(0.25)	$(1.21)	$(1.46)	$21.21	19.85%	$143,267	1.01%	0.96%	0.60%	50%
01/31/23	21.21	0.09	(0.33)	(0.24)	(0.14)	(4.23)	(4.37)	16.60	1.11	126,372	1.03	0.97	0.47	52
01/31/24	16.60	0.14	(0.25)	(0.11)	(0.08)	(1.15)	(1.23)	15.26	0.32	105,889	1.05	0.95	0.92	63
01/31/25	15.26	0.17	2.59	2.76	(0.16)	(0.45)	(0.61)	17.41	17.92	106,222	1.03	0.93	1.00	55
01/31/26	17.41	0.16	1.78	1.94	(0.18)	(1.40)	(1.58)	17.77	12.39	105,149	1.05	0.95	0.97	58
07/31/26@	17.77	0.08	2.28	2.36	—	—	—	20.13	13.28	109,616	1.05 (3)	0.95 (3)	0.84 (3)	46
SA Franklin Small Company Value Portfolio — Class 3
01/31/22	18.62	0.08	3.63	3.71	(0.20)	(1.21)	(1.41)	20.92	19.54	212,477	1.26	1.21	0.36	50
01/31/23	20.92	0.04	(0.33)	(0.29)	(0.08)	(4.23)	(4.31)	16.32	0.86	191,890	1.28	1.22	0.23	52
01/31/24	16.32	0.10	(0.24)	(0.14)	(0.04)	(1.15)	(1.19)	14.99	0.09	178,308	1.30	1.20	0.67	63
01/31/25	14.99	0.12	2.54	2.66	(0.12)	(0.45)	(0.57)	17.08	17.58	188,163	1.28	1.18	0.75	55
01/31/26	17.08	0.12	1.75	1.87	(0.14)	(1.40)	(1.54)	17.41	12.15	190,859	1.30	1.20	0.70	58
07/31/26@	17.41	0.05	2.24	2.29	—	—	—	19.70	13.15	190,429	1.30 (3)	1.20 (3)	0.59 (3)	46
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 1
01/31/22	17.14	0.27	3.31	3.58	(0.01)	—	(0.01)	20.71	20.90	156,026	0.57	0.57	1.34	32
01/31/23	20.71	0.27	(1.08)	(0.81)	(0.34)	(2.17)	(2.51)	17.39	(3.06)	129,967	0.58	0.58	1.42	105
01/31/24	17.39	0.18	2.85	3.03	(0.27)	(1.72)	(1.99)	18.43	18.84	129,228	0.60	0.60	1.00	85
01/31/25	18.43	0.16	5.35	5.51	(0.14)	(0.55)	(0.69)	23.25	29.94	208,466	0.56	0.56	0.76	66
01/31/26	23.25	0.18	3.54	3.72	(0.11)	(1.80)	(1.91)	25.06	16.29	305,201	0.54	0.54	0.74	82
07/31/26@	25.06	0.10	2.04	2.14	—	—	—	27.20	8.54	311,716	0.54 (3)	0.54 (3)	0.76 (3)	54
SA Franklin Systematic U.S. Large Cap Core Portfolio — Class 3
01/31/22	17.10	0.21	3.33	3.54	—	—	—	20.64	20.70	5,840	0.82	0.82	1.07	32
01/31/23	20.64	0.21	(1.07)	(0.86)	(0.31)	(2.17)	(2.48)	17.30	(3.31)	8,177	0.83	0.83	1.13	105
01/31/24	17.30	0.13	2.83	2.96	(0.24)	(1.72)	(1.96)	18.30	18.53	13,904	0.85	0.85	0.72	85
01/31/25	18.30	0.11	5.30	5.41	(0.11)	(0.55)	(0.66)	23.05	29.60	22,229	0.81	0.81	0.51	66
01/31/26	23.05	0.12	3.51	3.63	(0.07)	(1.80)	(1.87)	24.81	16.01	27,269	0.79	0.79	0.49	82
07/31/26@	24.81	0.06	2.02	2.08	—	—	—	26.89	8.38	34,096	0.79 (3)	0.79 (3)	0.51 (3)	54

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 1
01/31/22	$13.25	$0.25	$2.27	$2.52	$(0.35)	$(0.94)	$(1.29)	$14.48	18.78%	$190,080	0.66%	0.66%	1.65%	166%
01/31/23	14.48	0.21	(0.39)	(0.18)	(0.27)	(3.24)	(3.51)	10.79	0.36	158,051	0.65	0.65	1.60	111
01/31/24	10.79	0.18	0.38	0.56	(0.19)	—	(0.19)	11.16	5.35	136,794	0.65	0.65	1.72	101
01/31/25	11.16	0.20	2.31	2.51	(0.16)	—	(0.16)	13.51	22.50	267,410	0.64	0.64	1.57	68
01/31/26	13.51	0.18	2.14	2.32	(0.17)	(0.62)	(0.79)	15.04	17.64	342,054	0.64	0.64	1.29	81
07/31/26@	15.04	0.09	2.36	2.45	—	—	—	17.49	16.29	353,943	0.64 (3)	0.64 (3)	1.13 (3)	46
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 2
01/31/22	13.22	0.22	2.27	2.49	(0.33)	(0.94)	(1.27)	14.44	18.59	5,669	0.82	0.82	1.47	166
01/31/23	14.44	0.19	(0.40)	(0.21)	(0.24)	(3.24)	(3.48)	10.75	0.17	5,114	0.80	0.80	1.44	111
01/31/24	10.75	0.17	0.38	0.55	(0.17)	—	(0.17)	11.13	5.28	4,603	0.80	0.80	1.57	101
01/31/25	11.13	0.18	2.30	2.48	(0.14)	—	(0.14)	13.47	22.31	4,923	0.79	0.79	1.43	68
01/31/26	13.47	0.16	2.13	2.29	(0.15)	(0.62)	(0.77)	14.99	17.43	5,057	0.79	0.79	1.14	81
07/31/26@	14.99	0.08	2.35	2.43	—	—	—	17.42	16.21	5,724	0.79 (3)	0.79 (3)	0.98 (3)	46
SA Franklin Systematic U.S. Large Cap Value Portfolio — Class 3
01/31/22	13.06	0.20	2.26	2.46	(0.33)	(0.94)	(1.27)	14.25	18.54	239,036	0.92	0.92	1.35	166
01/31/23	14.25	0.17	(0.39)	(0.22)	(0.23)	(3.24)	(3.47)	10.56	0.05	216,008	0.90	0.90	1.35	111
01/31/24	10.56	0.15	0.38	0.53	(0.16)	—	(0.16)	10.93	5.18	216,296	0.90	0.90	1.47	101
01/31/25	10.93	0.16	2.26	2.42	(0.13)	—	(0.13)	13.22	22.15	230,505	0.89	0.89	1.33	68
01/31/26	13.22	0.14	2.10	2.24	(0.14)	(0.62)	(0.76)	14.70	17.35	234,016	0.89	0.89	1.04	81
07/31/26@	14.70	0.07	2.31	2.38	—	—	—	17.08	16.19	249,990	0.89 (3)	0.89 (3)	0.88 (3)	46
SA Franklin Tactical Opportunities Portfolio — Class 1
01/31/22	11.70	0.13	1.41	1.54	(0.15)	(0.82)	(0.97)	12.27	12.95	183	0.92	0.81	1.05	46
01/31/23	12.27	0.16	(0.99)	(0.83)	(0.14)	(0.50)	(0.64)	10.80	(6.34)	204	0.94	0.81	1.42	46
01/31/24	10.80	0.18	1.07	1.25	(0.19)	(0.01)	(0.20)	11.85	11.63	156	1.01	0.81	1.68	32
01/31/25	11.85	0.19	1.52	1.71	(0.02)	(0.04)	(0.06)	13.50	14.44	183	0.96	0.81	1.50	30 (4)
01/31/26	13.50	0.23	1.71	1.94	(0.18)	(0.75)	(0.93)	14.51	14.62	108	0.97	0.81	1.67	82 (4)
07/31/26@	14.51	0.13	0.49	0.62	—	—	—	15.13	4.27	71	0.99 (3)	0.81 (3)	1.79 (3)	44 (4)
SA Franklin Tactical Opportunities Portfolio — Class 3
01/31/22	11.69	0.10	1.40	1.50	(0.12)	(0.82)	(0.94)	12.25	12.62	78,964	1.17	1.06	0.80	46
01/31/23	12.25	0.13	(0.99)	(0.86)	(0.11)	(0.50)	(0.61)	10.78	(6.57)	81,841	1.19	1.06	1.18	46
01/31/24	10.78	0.15	1.06	1.21	(0.16)	(0.01)	(0.17)	11.82	11.30	93,788	1.26	1.06	1.40	32
01/31/25	11.82	0.16	1.51	1.67	(0.02)	(0.04)	(0.06)	13.43	14.11	103,282	1.21	1.06	1.26	30 (4)
01/31/26	13.43	0.19	1.71	1.90	(0.18)	(0.75)	(0.93)	14.40	14.36	109,183	1.22	1.06	1.39	82 (4)
07/31/26@	14.40	0.11	0.49	0.60	—	—	—	15.00	4.17	109,973	1.22 (3)	1.06 (3)	1.54 (3)	44 (4)

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/23	01/24	01/25	01/26	07/26
SA Franklin Tactical Opportunities Portfolio	N/A	N/A	37%	139%	107%
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 60/40 Portfolio — Class 3(3)
01/31/22	$17.46	$0.19	$0.91	$1.10	$(0.24)	$(0.50)	$(0.74)	$17.82	6.19%	$86,414	0.46%	0.43%	1.03%	13%
01/31/23	17.82	0.22	(1.33)	(1.11)	(0.01)	(0.15)	(0.16)	16.55	(6.14)	84,554	0.45	0.43	1.35	13
01/31/24	16.55	0.25	0.94	1.19	(0.26)	(0.51)	(0.77)	16.97	7.58	94,238	0.45	0.43	1.53	9
01/31/25	16.97	0.31	1.59	1.90	(0.34)	(0.49)	(0.83)	18.04	11.21	103,017	0.44	0.43	1.73	11
01/31/26	18.04	0.32	2.38	2.70	(0.33)	(1.07)	(1.40)	19.34	15.27	112,281	0.46	0.43	1.68	12
07/31/26@	19.34	(0.04)	0.88	0.84	—	—	—	20.18	4.34	113,295	0.47 (4)	0.43 (4)	(0.43)(4)	9
SA Global Index Allocation 75/25 Portfolio — Class 1(3)
01/31/22	17.70	0.24	1.26	1.50	(0.31)	(0.37)	(0.68)	18.52	8.36	114	0.20	0.18	1.26	9
01/31/23	18.52	0.26	(1.39)	(1.13)	(0.06)	(0.21)	(0.27)	17.12	(5.97)	107	0.20	0.18	1.58	10
01/31/24	17.12	0.40	1.03	1.43	(0.30)	(0.62)	(0.92)	17.63	8.85	377	0.20	0.18	2.33	7
01/31/25	17.63	0.35	2.07	2.42	(0.29)	(0.40)	(0.69)	19.36	13.76	430	0.19	0.18	1.85	10
01/31/26	19.36	0.36	3.09	3.45	(0.37)	(0.95)	(1.32)	21.49	18.17	488	0.20	0.18	1.76	9
07/31/26@	21.49	(0.02)	1.28	1.26	—	—	—	22.75	5.86	506	0.21 (4)	0.18 (4)	(0.18)(4)	8
SA Global Index Allocation 75/25 Portfolio — Class 3(3)
01/31/22	17.67	0.19	1.27	1.46	(0.25)	(0.37)	(0.62)	18.51	8.13	84,832	0.46	0.43	1.01	9
01/31/23	18.51	0.23	(1.40)	(1.17)	(0.02)	(0.21)	(0.23)	17.11	(6.21)	84,384	0.45	0.43	1.35	10
01/31/24	17.11	0.26	1.12	1.38	(0.26)	(0.62)	(0.88)	17.61	8.54	96,083	0.45	0.43	1.49	7
01/31/25	17.61	0.29	2.08	2.37	(0.25)	(0.40)	(0.65)	19.33	13.48	104,982	0.44	0.43	1.54	10
01/31/26	19.33	0.29	3.11	3.40	(0.32)	(0.95)	(1.27)	21.46	17.91	111,305	0.45	0.43	1.43	9
07/31/26@	21.46	(0.05)	1.27	1.22	—	—	—	22.68	5.68	110,814	0.46 (4)	0.43 (4)	(0.43)(4)	8

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Global Index Allocation 90/10 Portfolio — Class 1(3)
01/31/22	$17.98	$0.24	$1.71	$1.95	$(0.21)	$(0.20)	$(0.41)	$19.52	10.75%	$4,050	0.13%	0.14%	1.23%	5%
01/31/23	19.52	0.28	(1.46)	(1.18)	(0.26)	(0.31)	(0.57)	17.77	(5.64)	3,866	0.13	0.13	1.58	8
01/31/24	17.77	0.31	1.36	1.67	(0.35)	(0.65)	(1.00)	18.44	10.01	4,175	0.13	0.13	1.73	7
01/31/25	18.44	0.34	2.57	2.91	(0.31)	(0.50)	(0.81)	20.54	15.78	4,438	0.13	0.13	1.71	9
01/31/26	20.54	0.35	3.79	4.14	(0.37)	(1.04)	(1.41)	23.27	20.58	3,996	0.13	0.13	1.61	10
07/31/26@	23.27	(0.02)	1.67	1.65	—	—	—	24.92	7.09	4,362	0.13 (4)	0.13 (4)	(0.13)(4)	9
SA Global Index Allocation 90/10 Portfolio — Class 3(3)
01/31/22	17.92	0.18	1.71	1.89	(0.18)	(0.20)	(0.38)	19.43	10.46	309,369	0.38	0.39	0.94	5
01/31/23	19.43	0.25	(1.47)	(1.22)	(0.22)	(0.31)	(0.53)	17.68	(5.90)	312,721	0.38	0.38	1.44	8
01/31/24	17.68	0.27	1.35	1.62	(0.31)	(0.65)	(0.96)	18.34	9.75	345,990	0.38	0.38	1.51	7
01/31/25	18.34	0.29	2.56	2.85	(0.27)	(0.50)	(0.77)	20.42	15.51	382,766	0.38	0.38	1.47	9
01/31/26	20.42	0.28	3.77	4.05	(0.31)	(1.04)	(1.35)	23.12	20.28	432,889	0.38	0.38	1.29	10
07/31/26@	23.12	(0.04)	1.65	1.61	—	—	—	24.73	6.96	454,950	0.38 (4)	0.38 (4)	(0.38)(4)	9
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 1
01/31/22	11.68	0.07	1.23	1.30	(0.05)	(1.88)	(1.93)	11.05	10.71	146	0.98	0.81	0.57	163
01/31/23	11.05	0.14	(0.99)	(0.85)	—	(0.53)	(0.53)	9.67	(7.26)	135	1.11	0.81	1.38	138
01/31/24	9.67	0.21	0.86	1.07	(0.11)	—	(0.11)	10.63	11.22	149	1.31	0.84	2.14	146
01/31/25	10.63	0.21	1.50	1.71	(0.56)	(0.56)	(1.12)	11.22	16.06	172	1.12 (5)	0.83 (5)	1.80	165
01/31/26	11.22	0.18	1.87	2.05	(0.33)	(1.28)	(1.61)	11.66	18.78	203	1.14 (5)	0.83 (5)	1.56	154
07/31/26@	11.66	0.10	0.41	0.51	—	—	—	12.17	4.37	212	1.07 (4)(5)	0.83 (4)(5)	1.67 (4)	78
SA Goldman Sachs Multi-Asset Insights Portfolio — Class 3
01/31/22	11.66	0.04	1.23	1.27	(0.03)	(1.88)	(1.91)	11.02	10.43	38,343	1.23	1.06	0.34	163
01/31/23	11.02	0.11	(0.97)	(0.86)	—	(0.53)	(0.53)	9.63	(7.37)	39,021	1.36	1.07	1.14	138
01/31/24	9.63	0.19	0.84	1.03	(0.09)	—	(0.09)	10.57	10.80	44,489	1.56	1.09	1.89	146
01/31/25	10.57	0.18	1.50	1.68	(0.51)	(0.56)	(1.07)	11.18	15.86	50,135	1.37 (5)	1.08 (5)	1.55	165
01/31/26	11.18	0.16	1.84	2.00	(0.30)	(1.28)	(1.58)	11.60	18.39	53,876	1.40 (5)	1.08 (5)	1.32	154
07/31/26@	11.60	0.08	0.42	0.50	—	—	—	12.10	4.31	53,363	1.32 (4)(5)	1.08 (4)(5)	1.42 (4)	78

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Annualized
(5)	Includes interest expense of 0.02% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 60/40 Portfolio — Class 1(3)
01/31/22	$13.11	$0.30	$0.91	$1.21	$(0.04)	$(0.15)	$(0.19)	$14.13	9.12%	$738	0.15%	0.15%	2.16%	12%
01/31/23	14.13	0.02	(0.98)	(0.96)	(0.20)	(0.45)	(0.65)	12.52	(6.38)	326	0.14	0.14	0.15	10
01/31/24	12.52	0.20	0.99	1.19	(0.22)	(0.54)	(0.76)	12.95	10.02	355	0.14	0.14	1.58	8
01/31/25	12.95	0.26	1.59	1.85	(0.20)	(0.44)	(0.64)	14.16	14.30	403	0.14	0.14	1.85	6
01/31/26	14.16	0.27	1.52	1.79	(0.27)	(0.81)	(1.08)	14.87	12.86	416	0.14	0.14	1.86	8
07/31/26@	14.87	(0.01)	0.74	0.73	—	—	—	15.60	4.91	406	0.15 (4)	0.15 (4)	(0.15)(4)	5
SA Index Allocation 60/40 Portfolio — Class 3(3)
01/31/22	13.09	0.14	1.04	1.18	(0.01)	(0.15)	(0.16)	14.11	8.95	239,442	0.40	0.40	1.02	12
01/31/23	14.11	0.15	(1.14)	(0.99)	(0.17)	(0.45)	(0.62)	12.50	(6.62)	236,977	0.39	0.39	1.14	10
01/31/24	12.50	0.17	0.97	1.14	(0.18)	(0.54)	(0.72)	12.92	9.69	257,023	0.39	0.39	1.33	8
01/31/25	12.92	0.21	1.61	1.82	(0.17)	(0.44)	(0.61)	14.13	14.08	275,167	0.39	0.39	1.52	6
01/31/26	14.13	0.22	1.51	1.73	(0.23)	(0.81)	(1.04)	14.82	12.47	283,225	0.39	0.39	1.49	8
07/31/26@	14.82	(0.03)	0.75	0.72	—	—	—	15.54	4.86	280,655	0.40 (4)	0.40 (4)	(0.40)(4)	5
SA Index Allocation 80/20 Portfolio — Class 1(3)
01/31/22	14.05	0.12	1.76	1.88	(0.19)	(0.27)	(0.46)	15.47	13.25	2,240	0.13	0.13	0.78	8
01/31/23	15.47	0.15	(1.17)	(1.02)	(0.23)	(0.45)	(0.68)	13.77	(6.17)	2,041	0.13	0.13	1.04	8
01/31/24	13.77	0.25	1.32	1.57	(0.25)	(0.69)	(0.94)	14.40	12.16	3,154	0.13	0.13	1.79	5
01/31/25	14.40	0.24	2.33	2.57	(0.21)	(0.53)	(0.74)	16.23	17.91	2,990	0.12	0.12	1.50	5
01/31/26	16.23	0.15	2.24	2.39	(0.27)	(1.14)	(1.41)	17.21	15.12	2,632	0.12	0.12	0.89	4
07/31/26@	17.21	(0.01)	1.17	1.16	—	—	—	18.37	6.74	2,761	0.13 (4)	0.13 (4)	(0.13)(4)	4
SA Index Allocation 80/20 Portfolio — Class 3(3)
01/31/22	14.01	0.15	1.70	1.85	(0.17)	(0.27)	(0.44)	15.42	13.03	457,921	0.38	0.38	0.95	8
01/31/23	15.42	0.15	(1.20)	(1.05)	(0.20)	(0.45)	(0.65)	13.72	(6.43)	450,620	0.38	0.38	1.12	8
01/31/24	13.72	0.17	1.36	1.53	(0.22)	(0.69)	(0.91)	14.34	11.86	490,613	0.38	0.38	1.25	5
01/31/25	14.34	0.20	2.32	2.52	(0.18)	(0.53)	(0.71)	16.15	17.59	529,414	0.37	0.37	1.28	5
01/31/26	16.15	0.20	2.14	2.34	(0.23)	(1.14)	(1.37)	17.12	14.85	538,926	0.37	0.37	1.18	4
07/31/26@	17.12	(0.03)	1.16	1.13	—	—	—	18.25	6.60	526,113	0.38 (4)	0.38 (4)	(0.38)(4)	4

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Index Allocation 90/10 Portfolio — Class 1(3)
01/31/22	$14.28	$0.19	$2.01	$2.20	$(0.19)	$(0.27)	$(0.46)	$16.02	15.23%	$6,573	0.11%	0.11%	1.19%	6%
01/31/23	16.02	0.34	(1.39)	(1.05)	(0.24)	(0.41)	(0.65)	14.32	(6.13)	9,153	0.11	0.11	2.45	6
01/31/24	14.32	0.07	1.72	1.79	(0.27)	(0.72)	(0.99)	15.12	13.28	8,266	0.12	0.12	0.48	5
01/31/25	15.12	0.21	2.72	2.93	(0.22)	(0.57)	(0.79)	17.26	19.40	8,593	0.11	0.11	1.28	4
01/31/26	17.26	0.19	2.64	2.83	(0.27)	(1.05)	(1.32)	18.77	16.78	7,152	0.11	0.11	1.04	4
07/31/26@	18.77	(0.01)	1.42	1.41	—	—	—	20.18	7.51	7,021	0.11 (4)	0.11 (4)	(0.11)(4)	3
SA Index Allocation 90/10 Portfolio — Class 3(3)
01/31/22	14.25	0.15	2.01	2.16	(0.17)	(0.27)	(0.44)	15.97	14.94	1,219,687	0.36	0.36	0.94	6
01/31/23	15.97	0.16	(1.24)	(1.08)	(0.21)	(0.41)	(0.62)	14.27	(6.40)	1,198,066	0.36	0.36	1.15	6
01/31/24	14.27	0.18	1.57	1.75	(0.24)	(0.72)	(0.96)	15.06	12.98	1,330,038	0.37	0.37	1.26	5
01/31/25	15.06	0.20	2.68	2.88	(0.19)	(0.57)	(0.76)	17.18	19.09	1,482,257	0.36	0.36	1.21	4
01/31/26	17.18	0.19	2.59	2.78	(0.22)	(1.05)	(1.27)	18.69	16.59	1,561,261	0.36	0.36	1.07	4
07/31/26@	18.69	(0.03)	1.41	1.38	—	—	—	20.07	7.38	1,557,765	0.36 (4)	0.36 (4)	(0.36)(4)	3
SA International Index Portfolio — Class 1
01/31/22	12.19	0.28	0.67	0.95	(0.18)	(0.03)	(0.21)	12.93	7.73	741,330	0.48	0.48	2.14	8
01/31/23	12.93	0.30	(0.83)	(0.53)	(0.29)	(0.03)	(0.32)	12.08	(3.60)	714,852	0.50	0.50	2.64	4
01/31/24	12.08	0.31	0.62	0.93	(0.30)	—	(0.30)	12.71	7.98	711,797	0.49	0.49	2.54	4
01/31/25	12.71	0.32	0.77	1.09	(0.35)	—	(0.35)	13.45	8.61	794,261	0.48	0.48	2.40	9
01/31/26	13.45	0.34	3.81	4.15	(0.33)	—	(0.33)	17.27	31.09	1,015,131	0.50	0.50	2.25	18
07/31/26@	17.27	0.27	0.82	1.09	—	—	—	18.36	6.31	956,693	0.49 (4)	0.49 (4)	3.16 (4)	4
SA International Index Portfolio — Class 3
01/31/22	12.14	0.23	0.68	0.91	(0.17)	(0.03)	(0.20)	12.85	7.41	18,379	0.73	0.73	1.78	8
01/31/23	12.85	0.25	(0.80)	(0.55)	(0.28)	(0.03)	(0.31)	11.99	(3.88)	23,620	0.75	0.75	2.27	4
01/31/24	11.99	0.27	0.64	0.91	(0.28)	—	(0.28)	12.62	7.83	28,507	0.74	0.74	2.20	4
01/31/25	12.62	0.29	0.76	1.05	(0.33)	—	(0.33)	13.34	8.29	33,971	0.73	0.73	2.15	9
01/31/26	13.34	0.30	3.77	4.07	(0.30)	—	(0.30)	17.11	30.72	44,858	0.75	0.75	1.95	18
07/31/26@	17.11	0.25	0.81	1.06	—	—	—	18.17	6.20	49,304	0.74 (4)	0.74 (4)	2.89 (4)	4

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Invesco Growth Opportunities Portfolio — Class 1
01/31/22	$12.37	$(0.08)	$(1.07)	$(1.15)	$—	$(1.51)	$(1.51)	$9.71	(12.13)%	$152,667	0.78%	0.78%	(0.60)%	39%
01/31/23	9.71	(0.02)	(1.75)	(1.77)	—	(1.96)	(1.96)	5.98	(16.20)	110,756	0.80	0.80	(0.22)	58
01/31/24	5.98	(0.02)	0.20	0.18	—	—	—	6.16	3.01	136,790	0.81	0.81	(0.30)	68
01/31/25	6.16	(0.03)	1.34	1.31	—	—	—	7.47	21.27	140,439	0.80	0.80	(0.39)	55
01/31/26	7.47	(0.03)	0.63	0.60	—	(0.03)	(0.03)	8.04	8.06	134,543	0.82	0.82	(0.47)	97
07/31/26@	8.04	(0.02)	0.54	0.52	—	—	—	8.56	6.47	132,662	0.82 (3)	0.82 (3)	(0.40)(3)	57
SA Invesco Growth Opportunities Portfolio — Class 2
01/31/22	11.62	(0.09)	(0.98)	(1.07)	—	(1.51)	(1.51)	9.04	(12.22)	3,126	0.93	0.93	(0.75)	39
01/31/23	9.04	(0.03)	(1.64)	(1.67)	—	(1.96)	(1.96)	5.41	(16.29)	2,505	0.95	0.95	(0.37)	58
01/31/24	5.41	(0.02)	0.16	0.14	—	—	—	5.55	2.59	2,413	0.97	0.97	(0.44)	68
01/31/25	5.55	(0.03)	1.21	1.18	—	—	—	6.73	21.26	2,405	0.95	0.95	(0.54)	55
01/31/26	6.73	(0.04)	0.57	0.53	—	(0.03)	(0.03)	7.23	7.91	2,101	0.97	0.97	(0.62)	97
07/31/26@	7.23	(0.02)	0.48	0.46	—	—	—	7.69	6.36	1,885	0.97 (3)	0.97 (3)	(0.55)(3)	57
SA Invesco Growth Opportunities Portfolio — Class 3
01/31/22	11.18	(0.10)	(0.93)	(1.03)	—	(1.51)	(1.51)	8.64	(12.34)	149,304	1.03	1.03	(0.85)	39
01/31/23	8.64	(0.03)	(1.58)	(1.61)	—	(1.96)	(1.96)	5.07	(16.34)	145,543	1.05	1.05	(0.47)	58
01/31/24	5.07	(0.03)	0.16	0.13	—	—	—	5.20	2.56	143,182	1.07	1.07	(0.54)	68
01/31/25	5.20	(0.04)	1.13	1.09	—	—	—	6.29	20.96	150,564	1.05	1.05	(0.64)	55
01/31/26	6.29	(0.04)	0.53	0.49	—	(0.03)	(0.03)	6.75	7.83	151,587	1.07	1.07	(0.72)	97
07/31/26@	6.75	(0.02)	0.45	0.43	—	—	—	7.18	6.37	135,599	1.07 (3)	1.07 (3)	(0.65)(3)	57
SA Janus Focused Growth Portfolio — Class 1
01/31/22	20.99	(0.06)	3.21	3.15	—	(2.42)	(2.42)	21.72	13.57	344,771	0.88	0.78	(0.26)	35
01/31/23	21.72	0.01	(4.97)	(4.96)	—	(3.75)	(3.75)	13.01	(20.35)	251,886	0.89	0.79	0.08	46
01/31/24	13.01	0.01	4.32	4.33	—	—	—	17.34	33.28	255,612	0.90	0.80	0.08	32
01/31/25	17.34	(0.02)	4.77	4.75	—	(0.92)	(0.92)	21.17	27.42	246,625	0.89	0.79	(0.08)	36
01/31/26	21.17	(0.05)	2.69	2.64	—	(4.32)	(4.32)	19.49	11.99	297,532	0.90	0.80	(0.25)	38
07/31/26@	19.49	(0.02)	0.91	0.89	—	—	—	20.38	4.57	285,563	0.90 (3)	0.80 (3)	(0.25)(3)	27
SA Janus Focused Growth Portfolio — Class 2
01/31/22	20.37	(0.10)	3.13	3.03	—	(2.42)	(2.42)	20.98	13.39	10,260	1.03	0.93	(0.41)	35
01/31/23	20.98	(0.01)	(4.82)	(4.83)	—	(3.75)	(3.75)	12.40	(20.45)	6,874	1.04	0.94	(0.07)	46
01/31/24	12.40	(0.01)	4.11	4.10	—	—	—	16.50	33.06	8,019	1.05	0.95	(0.08)	32
01/31/25	16.50	(0.04)	4.52	4.48	—	(0.92)	(0.92)	20.06	27.17	8,594	1.04	0.94	(0.23)	36
01/31/26	20.06	(0.08)	2.56	2.48	—	(4.32)	(4.32)	18.22	11.85	8,151	1.05	0.95	(0.39)	38
07/31/26@	18.22	(0.04)	0.86	0.82	—	—	—	19.04	4.50	7,825	1.05 (3)	0.95 (3)	(0.40)(3)	27
SA Janus Focused Growth Portfolio — Class 3
01/31/22	19.92	(0.12)	3.06	2.94	—	(2.42)	(2.42)	20.44	13.24	176,685	1.13	1.03	(0.51)	35
01/31/23	20.44	(0.02)	(4.71)	(4.73)	—	(3.75)	(3.75)	11.96	(20.51)	152,452	1.14	1.04	(0.16)	46
01/31/24	11.96	(0.02)	3.95	3.93	—	—	—	15.89	32.86	174,238	1.15	1.05	(0.18)	32
01/31/25	15.89	(0.06)	4.37	4.31	—	(0.92)	(0.92)	19.28	27.15	190,941	1.14	1.04	(0.33)	36
01/31/26	19.28	(0.09)	2.45	2.36	—	(4.32)	(4.32)	17.32	11.70	191,790	1.15	1.05	(0.49)	38
07/31/26@	17.32	(0.04)	0.81	0.77	—	—	—	18.09	4.45	195,318	1.15 (3)	1.05 (3)	(0.50)(3)	27

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Diversified Balanced Portfolio — Class 1
01/31/22	$20.78	$0.25	$1.49	$1.74 (3)	$(0.15)	$(1.05)	$(1.20)	$21.32	8.18%	$165,419	0.72%	0.70%	1.17%	109%(4)
01/31/23	21.32	0.31	(2.34)	(2.03)	(0.23)	(2.57)	(2.80)	16.49	(8.27)	132,303	0.71	0.71	1.68	73
01/31/24	16.49	0.33	1.26	1.59	(0.27)	—	(0.27)	17.81	9.81	127,180	0.72	0.72	1.97	74
01/31/25	17.81	0.40	1.74	2.14	(0.34)	—	(0.34)	19.61	12.03 (5)	122,727	0.72	0.69	2.12	65
01/31/26	19.61	0.43	1.85	2.28	(0.45)	(0.70)	(1.15)	20.74	11.80	121,005	0.74	0.72	2.13	60
07/31/26@	20.74	0.23	0.32	0.55	—	—	—	21.29	2.65	115,531	0.73 (6)	0.71 (6)	2.22 (6)	26
SA JPMorgan Diversified Balanced Portfolio — Class 2
01/31/22	20.73	0.23	1.48	1.71 (3)	(0.14)	(1.05)	(1.19)	21.25	8.02	21,160	0.86	0.84	1.04	109 (4)
01/31/23	21.25	0.28	(2.34)	(2.06)	(0.20)	(2.57)	(2.77)	16.42	(8.41)	18,480	0.86	0.86	1.53	73
01/31/24	16.42	0.30	1.26	1.56	(0.24)	—	(0.24)	17.74	9.67	17,952	0.87	0.87	1.82	74
01/31/25	17.74	0.37	1.73	2.10	(0.31)	—	(0.31)	19.53	11.86 (5)	17,634	0.87	0.84	1.97	65
01/31/26	19.53	0.40	1.84	2.24	(0.41)	(0.70)	(1.11)	20.66	11.67	16,093	0.89	0.87	1.98	60
07/31/26@	20.66	0.21	0.31	0.52	—	—	—	21.18	2.52	15,696	0.88 (6)	0.86 (6)	2.07 (6)	26
SA JPMorgan Diversified Balanced Portfolio — Class 3
01/31/22	20.61	0.21	1.47	1.68 (3)	(0.12)	(1.05)	(1.17)	21.12	7.93	321,115	0.96	0.94	0.97	109 (4)
01/31/23	21.12	0.26	(2.33)	(2.07)	(0.18)	(2.57)	(2.75)	16.30	(8.53)	288,124	0.96	0.96	1.43	73
01/31/24	16.30	0.28	1.26	1.54	(0.23)	—	(0.23)	17.61	9.57	294,516	0.97	0.97	1.72	74
01/31/25	17.61	0.35	1.72	2.07	(0.30)	—	(0.30)	19.38	11.73 (5)	298,145	0.97	0.94	1.87	65
01/31/26	19.38	0.37	1.83	2.20	(0.39)	(0.70)	(1.09)	20.49	11.55	295,126	0.99	0.97	1.88	60
07/31/26@	20.49	0.20	0.31	0.51	—	—	—	21.00	2.49	289,878	0.98 (6)	0.96 (6)	1.97 (6)	26
SA JPMorgan Emerging Markets Portfolio — Class 1
01/31/22	10.18	0.24	(0.58)	(0.34)	(0.18)	—	(0.18)	9.66	(3.39)	88,201	1.25	1.14	2.35	64
01/31/23	9.66	0.26	(2.05)	(1.79)	(0.23)	(0.06)	(0.29)	7.58	(18.05)	72,415	1.28	1.16	3.35	66
01/31/24	7.58	0.16	(0.33)	(0.17)	(0.29)	—	(0.29)	7.12	(2.03)	67,353	1.31	1.18	2.17	68
01/31/25	7.12	0.19	1.09	1.28	(0.24)	—	(0.24)	8.16	17.97	64,136	1.33	1.21	2.35	64
01/31/26	8.16	0.17	3.67	3.84	(0.24)	—	(0.24)	11.76	47.53	87,105	1.33	1.20	1.83	70
07/31/26@	11.76	0.12	1.17	1.29	—	—	—	13.05	10.97	85,155	1.30 (6)	1.14 (6)	2.02 (6)	33
SA JPMorgan Emerging Markets Portfolio — Class 2
01/31/22	10.13	0.22	(0.57)	(0.35)	(0.17)	—	(0.17)	9.61	(3.53)	3,141	1.40	1.29	2.09	64
01/31/23	9.61	0.23	(2.02)	(1.79)	(0.21)	(0.06)	(0.27)	7.55	(18.14)	2,426	1.43	1.31	3.01	66
01/31/24	7.55	0.15	(0.33)	(0.18)	(0.28)	—	(0.28)	7.09	(2.21)	2,111	1.46	1.33	2.04	68
01/31/25	7.09	0.18	1.08	1.26	(0.23)	—	(0.23)	8.12	17.72	2,119	1.48	1.36	2.19	64
01/31/26	8.12	0.16	3.66	3.82	(0.23)	—	(0.23)	11.71	47.45	2,658	1.48	1.35	1.69	70
07/31/26@	11.71	0.11	1.16	1.27	—	—	—	12.98	10.85	2,693	1.45 (6)	1.29 (6)	1.87 (6)	33
SA JPMorgan Emerging Markets Portfolio — Class 3
01/31/22	10.04	0.21	(0.57)	(0.36)	(0.16)	—	(0.16)	9.52	(3.64)	150,043	1.50	1.39	2.06	64
01/31/23	9.52	0.23	(2.01)	(1.78)	(0.20)	(0.06)	(0.26)	7.48	(18.18)	122,292	1.54	1.42	2.98	66
01/31/24	7.48	0.14	(0.32)	(0.18)	(0.28)	—	(0.28)	7.02	(2.33)	113,467	1.56	1.43	1.93	68
01/31/25	7.02	0.17	1.07	1.24	(0.22)	—	(0.22)	8.04	17.66	119,038	1.58	1.46	2.09	64
01/31/26	8.04	0.15	3.61	3.76	(0.22)	—	(0.22)	11.58	47.15	137,060	1.58	1.45	1.61	70
07/31/26@	11.58	0.11	1.15	1.26	—	—	—	12.84	10.88	132,017	1.55 (6)	1.39 (6)	1.77 (6)	33

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes the effect of a merger.
(4)	Excludes purchases/sales due to merger.
(5)	The Portfolio’s performance figure was decreased by 0.00% from losses on the disposal of investments in violation of investment restrictions.
(6)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Equity-Income Portfolio — Class 1
01/31/22	$33.42	$0.69	$8.63	$9.32	$(0.74)	$(1.32)	$(2.06)	$40.68	27.93%	$926,960	0.57%	0.57%	1.75%	19%
01/31/23	40.68	0.80	(0.57)	0.23	(0.77)	(4.48)	(5.25)	35.66	1.26	779,389	0.57	0.57	2.09	10
01/31/24	35.66	0.73	(0.43)	0.30	(0.87)	(3.26)	(4.13)	31.83	1.99	626,754	0.58	0.58	2.20	13
01/31/25	31.83	0.68	5.15	5.83	(0.86)	(2.48)	(3.34)	34.32	18.31	515,610	0.58	0.58	1.98	19
01/31/26	34.32	0.60	3.46	4.06	(0.81)	(5.87)	(6.68)	31.70	13.38	442,265	0.59	0.59	1.81	25
07/31/26@	31.70	0.24	3.67	3.91	—	—	—	35.61	12.33	387,181	0.60 (3)	0.60 (3)	1.50 (3)	27
SA JPMorgan Equity-Income Portfolio — Class 2
01/31/22	33.38	0.63	8.61	9.24	(0.69)	(1.32)	(2.01)	40.61	27.72	11,767	0.72	0.72	1.60	19
01/31/23	40.61	0.74	(0.56)	0.18	(0.71)	(4.48)	(5.19)	35.60	1.12	10,194	0.72	0.72	1.94	10
01/31/24	35.60	0.68	(0.43)	0.25	(0.81)	(3.26)	(4.07)	31.78	1.83	9,186	0.73	0.73	2.04	13
01/31/25	31.78	0.62	5.15	5.77	(0.81)	(2.48)	(3.29)	34.26	18.15	10,214	0.73	0.73	1.82	19
01/31/26	34.26	0.55	3.44	3.99	(0.74)	(5.87)	(6.61)	31.64	13.20	9,155	0.74	0.74	1.66	25
07/31/26@	31.64	0.22	3.66	3.88	—	—	—	35.52	12.26	9,613	0.75 (3)	0.75 (3)	1.34 (3)	27
SA JPMorgan Equity-Income Portfolio — Class 3
01/31/22	33.16	0.59	8.57	9.16	(0.67)	(1.32)	(1.99)	40.33	27.65	326,372	0.82	0.82	1.50	19
01/31/23	40.33	0.70	(0.56)	0.14	(0.68)	(4.48)	(5.16)	35.31	1.02	321,279	0.82	0.82	1.85	10
01/31/24	35.31	0.64	(0.43)	0.21	(0.79)	(3.26)	(4.05)	31.47	1.71	334,321	0.83	0.83	1.94	13
01/31/25	31.47	0.58	5.10	5.68	(0.78)	(2.48)	(3.26)	33.89	18.04	365,778	0.83	0.83	1.72	19
01/31/26	33.89	0.51	3.40	3.91	(0.72)	(5.87)	(6.59)	31.21	13.08	369,972	0.84	0.84	1.56	25
07/31/26@	31.21	0.20	3.61	3.81	—	—	—	35.02	12.21	381,215	0.85 (3)	0.85 (3)	1.24 (3)	27
SA JPMorgan Large Cap Core Portfolio — Class 1
01/31/22	23.61	0.15	4.75	4.90	(0.18)	(1.24)	(1.42)	27.09	20.40	393,771	0.76	0.71	0.55	52
01/31/23	27.09	0.15	(3.51)	(3.36)	(0.24)	(5.56)	(5.80)	17.93	(10.40)	301,022	0.78	0.73	0.66	62
01/31/24	17.93	0.16	3.76	3.92	(0.15)	(0.63)	(0.78)	21.07	22.35	302,716	0.81	0.75	0.83	118
01/31/25	21.07	0.11	5.14	5.25	(0.09)	(2.60)	(2.69)	23.63	24.76	406,834	0.77	0.70	0.46	58
01/31/26	23.63	0.11	2.84	2.95	(0.10)	(2.61)	(2.71)	23.87	12.71	417,526	0.76	0.69	0.46	47
07/31/26@	23.87	0.03	0.72	0.75	—	—	—	24.62	3.14	369,341	0.78 (3)	0.71 (3)	0.29 (3)	30
SA JPMorgan Large Cap Core Portfolio — Class 2
01/31/22	23.61	0.11	4.74	4.85	(0.14)	(1.24)	(1.38)	27.08	20.20	3,636	0.91	0.86	0.41	52
01/31/23	27.08	0.11	(3.49)	(3.38)	(0.20)	(5.56)	(5.76)	17.94	(10.52)	3,010	0.93	0.88	0.51	62
01/31/24	17.94	0.13	3.76	3.89	(0.12)	(0.63)	(0.75)	21.08	22.15	3,275	0.96	0.90	0.67	118
01/31/25	21.08	0.07	5.15	5.22	(0.06)	(2.60)	(2.66)	23.64	24.59	3,617	0.92	0.85	0.32	58
01/31/26	23.64	0.07	2.85	2.92	(0.07)	(2.61)	(2.68)	23.88	12.53	3,630	0.91	0.84	0.31	47
07/31/26@	23.88	0.02	0.71	0.73	—	—	—	24.61	3.06	3,535	0.93 (3)	0.86 (3)	0.14 (3)	30
SA JPMorgan Large Cap Core Portfolio — Class 3
01/31/22	23.47	0.08	4.72	4.80	(0.12)	(1.24)	(1.36)	26.91	20.11	118,427	1.01	0.96	0.31	52
01/31/23	26.91	0.09	(3.48)	(3.39)	(0.17)	(5.56)	(5.73)	17.79	(10.61)	104,992	1.03	0.98	0.40	62
01/31/24	17.79	0.11	3.72	3.83	(0.10)	(0.63)	(0.73)	20.89	21.99	115,796	1.06	1.00	0.57	118
01/31/25	20.89	0.05	5.10	5.15	(0.04)	(2.60)	(2.64)	23.40	24.47	128,361	1.02	0.95	0.22	58
01/31/26	23.40	0.05	2.81	2.86	(0.04)	(2.61)	(2.65)	23.61	12.43	133,529	1.01	0.94	0.21	47
07/31/26@	23.61	0.00	0.71	0.71	—	—	—	24.32	3.01	135,697	1.03 (3)	0.96 (3)	0.04 (3)	30

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan MFS Core Bond Portfolio — Class 1
01/31/22	$9.67	$0.18	$(0.40)	$(0.22)	$(0.25)	$(0.08)	$(0.33)	$9.12	(2.34)%	$1,068,190	0.63%	0.53%	1.90%	115%
01/31/23	9.12	0.22	(0.98)	(0.76)	(0.21)	—	(0.21)	8.15	(8.17)	896,640	0.63	0.53	2.67	82
01/31/24	8.15	0.30	(0.08)	0.22	(0.24)	—	(0.24)	8.13	2.88	874,967	0.64	0.54	3.72	43
01/31/25	8.13	0.32	(0.09)	0.23	(0.31)	—	(0.31)	8.05	2.79 (3)	911,255	0.64	0.54	3.87	33 (4)
01/31/26	8.05	0.32	0.23	0.55	(0.32)	—	(0.32)	8.28	6.88	932,769	0.63	0.53	3.92	33 (4)
07/31/26@	8.28	0.16	(0.22)	(0.06)	—	—	—	8.22	(0.72)	927,623	0.64 (5)	0.54 (5)	3.98 (5)	15 (4)
SA JPMorgan MFS Core Bond Portfolio — Class 2
01/31/22	9.64	0.17	(0.41)	(0.24)	(0.23)	(0.08)	(0.31)	9.09	(2.50)	7,289	0.78	0.68	1.75	115
01/31/23	9.09	0.21	(0.98)	(0.77)	(0.19)	—	(0.19)	8.13	(8.29)	5,268	0.78	0.68	2.49	82
01/31/24	8.13	0.29	(0.08)	0.21	(0.23)	—	(0.23)	8.11	2.72	5,479	0.79	0.69	3.58	43
01/31/25	8.11	0.30	(0.09)	0.21	(0.29)	—	(0.29)	8.03	2.64 (3)	5,268	0.79	0.69	3.72	33 (4)
01/31/26	8.03	0.31	0.23	0.54	(0.31)	—	(0.31)	8.26	6.75	5,587	0.78	0.68	3.77	33 (4)
07/31/26@	8.26	0.16	(0.23)	(0.07)	—	—	—	8.19	(0.85)	5,319	0.79 (5)	0.69 (5)	3.83 (5)	15 (4)
SA JPMorgan MFS Core Bond Portfolio — Class 3
01/31/22	9.57	0.15	(0.39)	(0.24)	(0.23)	(0.08)	(0.31)	9.02	(2.58)	991,411	0.88	0.78	1.65	115
01/31/23	9.02	0.20	(0.98)	(0.78)	(0.18)	—	(0.18)	8.06	(8.46)	812,464	0.88	0.78	2.41	82
01/31/24	8.06	0.28	(0.08)	0.20	(0.22)	—	(0.22)	8.04	2.64	832,500	0.89	0.79	3.47	43
01/31/25	8.04	0.29	(0.08)	0.21	(0.29)	—	(0.29)	7.96	2.57 (3)	831,614	0.89	0.79	3.62	33 (4)
01/31/26	7.96	0.30	0.23	0.53	(0.30)	—	(0.30)	8.19	6.70	849,329	0.88	0.78	3.67	33 (4)
07/31/26@	8.19	0.15	(0.23)	(0.08)	—	—	—	8.11	(0.98)	838,250	0.89 (5)	0.79 (5)	3.73 (5)	15 (4)
SA JPMorgan Mid-Cap Growth Portfolio — Class 1
01/31/22	25.84	(0.12)	(0.09)	(0.21)(6)	—	(3.16)	(3.16)	22.47	(2.91)	307,277	0.79	0.79	(0.44)	81 (7)
01/31/23	22.47	(0.06)	(2.71)	(2.77)	—	(4.86)	(4.86)	14.84	(9.72)	247,991	0.80	0.79	(0.32)	42
01/31/24	14.84	(0.04)	2.20	2.16	—	—	—	17.00	14.56	245,624	0.80	0.79	(0.29)	49
01/31/25	17.00	(0.06)	3.74	3.68	—	—	—	20.68	21.65	247,971	0.79	0.79	(0.31)	59
01/31/26	20.68	(0.07)	0.35	0.28	—	(1.45)	(1.45)	19.51	1.33	232,398	0.80	0.77	(0.37)	68
07/31/26@	19.51	(0.03)	0.39	0.36	—	—	—	19.87	1.85	215,872	0.80 (5)	0.77 (5)	(0.30)(5)	55
SA JPMorgan Mid-Cap Growth Portfolio — Class 2
01/31/22	24.57	(0.15)	(0.06)	(0.21)(6)	—	(3.16)	(3.16)	21.20	(3.07)	19,013	0.94	0.94	(0.59)	81 (7)
01/31/23	21.20	(0.08)	(2.59)	(2.67)	—	(4.86)	(4.86)	13.67	(9.84)	14,834	0.95	0.94	(0.48)	42
01/31/24	13.67	(0.06)	2.02	1.96	—	—	—	15.63	14.34	14,557	0.95	0.94	(0.44)	49
01/31/25	15.63	(0.08)	3.44	3.36	—	—	—	18.99	21.50	14,865	0.94	0.94	(0.46)	59
01/31/26	18.99	(0.09)	0.32	0.23	—	(1.45)	(1.45)	17.77	1.17	13,216	0.95	0.92	(0.52)	68
07/31/26@	17.77	(0.04)	0.36	0.32	—	—	—	18.09	1.80	12,424	0.95 (5)	0.92 (5)	(0.45)(5)	55
SA JPMorgan Mid-Cap Growth Portfolio — Class 3
01/31/22	23.80	(0.17)	(0.04)	(0.21)(6)	—	(3.16)	(3.16)	20.43	(3.17)	361,316	1.04	1.04	(0.69)	81 (7)
01/31/23	20.43	(0.09)	(2.52)	(2.61)	—	(4.86)	(4.86)	12.96	(9.93)	347,093	1.05	1.04	(0.57)	42
01/31/24	12.96	(0.07)	1.91	1.84	—	—	—	14.80	14.20	382,722	1.05	1.04	(0.54)	49
01/31/25	14.80	(0.09)	3.26	3.17	—	—	—	17.97	21.42	448,533	1.04	1.04	(0.57)	59
01/31/26	17.97	(0.11)	0.31	0.20	—	(1.45)	(1.45)	16.72	1.07	424,692	1.05	1.02	(0.62)	68
07/31/26@	16.72	(0.05)	0.34	0.29	—	—	—	17.01	1.73	404,830	1.05 (5)	1.02 (5)	(0.55)(5)	55

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	The Portfolio’s performance figure was increased by 0.00% from gains on the disposal of investments in violation of investment restrictions.
(4)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/23	01/24	01/25	01/26	07/26
SA JPMorgan MFS Core Bond Portfolio	N/A	N/A	63%	49%	19%

(5)	Annualized
(6)	Includes the effect of a merger.
(7)	Excludes purchases/sales due to merger.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA JPMorgan Ultra-Short Bond Portfolio — Class 1
01/31/22	$10.49	$(0.03)	$(0.06)	$(0.09)	$(0.01)	$—	$(0.01)	$10.39	(0.90)%	$128,627	0.50%	0.50%	(0.32)%	110%
01/31/23	10.39	0.12	(0.20)	(0.08)	—	—	—	10.31	(0.77)	140,713	0.51	0.51	1.14	115
01/31/24	10.31	0.35	0.12	0.47	(0.12)	—	(0.12)	10.66	4.62	119,860	0.51	0.51	3.29	47
01/31/25	10.66	0.52	0.04	0.56	(0.42)	—	(0.42)	10.80	5.30	107,255	0.53	0.53	4.77	118
01/31/26	10.80	0.45	0.04	0.49	(0.53)	—	(0.53)	10.76	4.62	105,389	0.54	0.54	4.09	108
07/31/26@	10.76	0.20	(0.06)	0.14	—	—	—	10.90	1.30	104,611	0.53 (3)	0.53 (3)	3.76 (3)	36
SA JPMorgan Ultra-Short Bond Portfolio — Class 2
01/31/22	10.36	(0.05)	(0.06)	(0.11)	—	—	—	10.25	(1.06)	12,729	0.65	0.65	(0.46)	110
01/31/23	10.25	0.09	(0.18)	(0.09)	—	—	—	10.16	(0.88)	10,969	0.66	0.66	0.91	115
01/31/24	10.16	0.33	0.13	0.46	(0.11)	—	(0.11)	10.51	4.50	9,678	0.66	0.66	3.15	47
01/31/25	10.51	0.49	0.04	0.53	(0.40)	—	(0.40)	10.64	5.11	9,573	0.68	0.68	4.62	118
01/31/26	10.64	0.42	0.04	0.46	(0.51)	—	(0.51)	10.59	4.42	8,630	0.69	0.69	3.94	108
07/31/26@	10.59	0.19	(0.06)	0.13	—	—	—	10.72	1.23	8,291	0.68 (3)	0.68 (3)	3.61 (3)	36
SA JPMorgan Ultra-Short Bond Portfolio — Class 3
01/31/22	10.26	(0.06)	(0.05)	(0.11)	—	—	—	10.15	(1.07)	227,418	0.75	0.75	(0.56)	110
01/31/23	10.15	0.09	(0.20)	(0.11)	—	—	—	10.04	(1.08)	236,563	0.76	0.76	0.87	115
01/31/24	10.04	0.31	0.13	0.44	(0.10)	—	(0.10)	10.38	4.38	228,009	0.76	0.76	3.07	47
01/31/25	10.38	0.48	0.04	0.52	(0.39)	—	(0.39)	10.51	5.07	220,071	0.78	0.78	4.52	118
01/31/26	10.51	0.41	0.04	0.45	(0.51)	—	(0.51)	10.45	4.30	225,716	0.79	0.79	3.84	108
07/31/26@	10.45	0.18	(0.05)	0.13	—	—	—	10.58	1.24	220,758	0.78 (3)	0.78 (3)	3.51 (3)	36
SA Large Cap Growth Index Portfolio — Class 1
01/31/22	23.94	0.10	5.09	5.19	(0.17)	(1.56)	(1.73)	27.40	21.21	300,040	0.36	0.35	0.38	31
01/31/23	27.40	0.14	(5.58)	(5.44)	(0.10)	(3.27)	(3.37)	18.59	(18.85)	241,019	0.37	0.35	0.64	39
01/31/24	18.59	0.19	4.57	4.76	(0.10)	(0.49)	(0.59)	22.76	25.99	435,365	0.37	0.35	0.90	55
01/31/25	22.76	0.09	7.93	8.02	(0.15)	(0.90)	(1.05)	29.73	35.37 (4)	602,810	0.36	0.35	0.33	58
01/31/26	29.73	0.09	5.54	5.63	(0.09)	(4.76)	(4.85)	30.51	19.24	639,803	0.35	0.35	0.28	37
07/31/26@	30.51	0.04	2.76	2.80	—	—	—	33.31	9.18	636,744	0.36 (3)	0.35 (3)	0.24 (3)	3
SA Large Cap Growth Index Portfolio — Class 3
01/31/22	23.87	0.03	5.08	5.11	(0.15)	(1.56)	(1.71)	27.27	20.91	31,767	0.61	0.60	0.11	31
01/31/23	27.27	0.09	(5.56)	(5.47)	(0.06)	(3.27)	(3.33)	18.47	(19.07)	38,667	0.62	0.60	0.40	39
01/31/24	18.47	0.14	4.54	4.68	(0.06)	(0.49)	(0.55)	22.60	25.70	52,268	0.62	0.60	0.66	55
01/31/25	22.60	0.02	7.87	7.89	(0.11)	(0.90)	(1.01)	29.48	35.02 (4)	75,262	0.61	0.60	0.09	58
01/31/26	29.48	0.01	5.50	5.51	(0.03)	(4.76)	(4.79)	30.20	18.97	90,063	0.60	0.60	0.03	37
07/31/26@	30.20	(0.00)	2.72	2.72	—	—	—	32.92	9.01	101,428	0.61 (3)	0.60 (3)	(0.02)(3)	3

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	The Portfolio’s performance figure was increased by 0.13% from reimbursement of an investment violation. (See Note 5)
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Large Cap Index Portfolio — Class 1
01/31/22	$29.64	$0.38	$6.45	$6.83	$(0.46)	$(0.59)	$(1.05)	$35.42	22.92%	$3,318,184	0.39%	0.25%	1.10%	9%
01/31/23	35.42	0.43	(3.62)	(3.19)	(0.41)	(1.85)	(2.26)	29.97	(8.43)	2,773,017	0.40	0.26	1.35	2
01/31/24	29.97	0.43	5.49	5.92	(0.45)	(1.32)	(1.77)	34.12	20.44	2,999,320	0.41	0.27	1.36	2
01/31/25	34.12	0.42	8.43	8.85	(0.49)	(1.95)	(2.44)	40.53	26.04	3,216,777	0.39	0.25	1.10	3
01/31/26	40.53	0.41	5.89	6.30	(0.48)	(5.19)	(5.67)	41.16	16.04	3,197,904	0.39	0.25	1.00	9
07/31/26@	41.16	0.19	3.28	3.47	—	—	—	44.63	8.43	3,118,686	0.40 (3)	0.26 (3)	0.93 (3)	1
SA Large Cap Index Portfolio — Class 3
01/31/22	29.56	0.29	6.44	6.73	(0.43)	(0.59)	(1.02)	35.27	22.62	71,748	0.64	0.50	0.84	9
01/31/23	35.27	0.34	(3.60)	(3.26)	(0.35)	(1.85)	(2.20)	29.81	(8.68)	81,202	0.66	0.52	1.10	2
01/31/24	29.81	0.35	5.46	5.81	(0.39)	(1.32)	(1.71)	33.91	20.15	108,260	0.66	0.52	1.10	2
01/31/25	33.91	0.33	8.36	8.69	(0.41)	(1.95)	(2.36)	40.24	25.73	129,211	0.64	0.50	0.85	3
01/31/26	40.24	0.31	5.83	6.14	(0.38)	(5.19)	(5.57)	40.81	15.74	144,160	0.64	0.50	0.75	9
07/31/26@	40.81	0.14	3.25	3.39	—	—	—	44.20	8.31	161,594	0.65 (3)	0.51 (3)	0.67 (3)	1
SA Large Cap Value Index Portfolio — Class 1
01/31/22	16.13	0.33	3.59	3.92	(0.44)	(0.24)	(0.68)	19.37	24.29	319,358	0.36	0.35	1.73	36
01/31/23	19.37	0.34	0.01	0.35	(0.35)	(1.48)	(1.83)	17.89	2.74	284,161	0.36	0.35	1.89	42
01/31/24	17.89	0.30	2.01	2.31	(0.29)	(1.54)	(1.83)	18.37	14.15	397,683	0.37	0.35	1.67	51
01/31/25	18.37	0.36	2.39	2.75	(0.22)	(1.62)	(1.84)	19.28	14.82	549,007	0.36	0.35	1.84	48
01/31/26	19.28	0.31	1.97	2.28	(0.32)	(1.65)	(1.97)	19.59	12.39	615,970	0.36	0.35	1.61	42
07/31/26@	19.59	0.15	1.29	1.44	—	—	—	21.03	7.35	615,050	0.36 (3)	0.35 (3)	1.52 (3)	2
SA Large Cap Value Index Portfolio — Class 3
01/31/22	16.08	0.27	3.60	3.87	(0.43)	(0.24)	(0.67)	19.28	24.03	31,593	0.61	0.60	1.46	36
01/31/23	19.28	0.29	(0.00)	0.29	(0.32)	(1.48)	(1.80)	17.77	2.45	47,147	0.61	0.60	1.63	42
01/31/24	17.77	0.26	1.99	2.25	(0.25)	(1.54)	(1.79)	18.23	13.93	59,548	0.62	0.60	1.44	51
01/31/25	18.23	0.31	2.36	2.67	(0.18)	(1.62)	(1.80)	19.10	14.50	73,718	0.61	0.60	1.59	48
01/31/26	19.10	0.26	1.93	2.19	(0.27)	(1.65)	(1.92)	19.37	12.05	82,938	0.61	0.60	1.36	42
07/31/26@	19.37	0.12	1.29	1.41	—	—	—	20.78	7.28	87,153	0.61 (3)	0.60 (3)	1.26 (3)	2

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Large Cap Growth Portfolio — Class 1(3)
01/31/22	$16.09	$0.01	$3.20	$3.21	$(0.04)	$(2.06)	$(2.10)	$17.20	19.12%	$560,053	0.68%	0.68%	0.06%	49%
01/31/23	17.20	0.07	(3.42)	(3.35)	—	(2.97)	(2.97)	10.88	(17.83)	456,948	0.70	0.70	0.50	52
01/31/24	10.88	0.01	3.69	3.70	(0.06)	(0.22)	(0.28)	14.30	34.36	450,389	0.70	0.70	0.12	43
01/31/25	14.30	0.01	4.96	4.97	(0.01)	(2.01)	(2.02)	17.25	35.19	411,743	0.69	0.69	0.04	35
01/31/26	17.25	(0.01)	2.29	2.28	—	(3.45)	(3.45)	16.08	13.25	470,505	0.68	0.68	(0.04)	56 (4)
07/31/26@	16.08	(0.01)	0.80	0.79	—	—	—	16.87	4.91	403,593	0.70 (5)	0.70 (5)	(0.17)(5)	39
SA MFS Large Cap Growth Portfolio — Class 2(3)
01/31/22	16.01	(0.02)	3.19	3.17	(0.01)	(2.06)	(2.07)	17.11	19.01	3,599	0.83	0.83	(0.09)	49
01/31/23	17.11	0.05	(3.40)	(3.35)	—	(2.97)	(2.97)	10.79	(17.93)	2,693	0.84	0.84	0.34	52
01/31/24	10.79	(0.01)	3.66	3.65	(0.05)	(0.22)	(0.27)	14.17	34.08	3,117	0.85	0.85	(0.04)	43
01/31/25	14.17	(0.02)	4.93	4.91	—	(2.01)	(2.01)	17.07	35.05	3,648	0.84	0.84	(0.11)	35
01/31/26	17.07	(0.03)	2.25	2.22	—	(3.45)	(3.45)	15.84	13.02	30,853	0.83	0.83	(0.20)	56 (4)
07/31/26@	15.84	(0.03)	0.80	0.77	—	—	—	16.61	4.86	30,744	0.85 (5)	0.85 (5)	(0.32)(5)	39
SA MFS Large Cap Growth Portfolio — Class 3(3)
01/31/22	15.87	(0.04)	3.16	3.12	(0.00)	(2.06)	(2.06)	16.93	18.85	179,000	0.93	0.93	(0.20)	49
01/31/23	16.93	0.03	(3.36)	(3.33)	—	(2.97)	(2.97)	10.63	(18.01)	165,104	0.95	0.95	0.25	52
01/31/24	10.63	(0.02)	3.61	3.59	(0.04)	(0.22)	(0.26)	13.96	34.01	195,497	0.95	0.95	(0.14)	43
01/31/25	13.96	(0.03)	4.84	4.81	—	(2.01)	(2.01)	16.76	34.86	231,349	0.94	0.94	(0.21)	35
01/31/26	16.76	(0.05)	2.21	2.16	—	(3.45)	(3.45)	15.47	12.89	253,046	0.93	0.93	(0.29)	56 (4)
07/31/26@	15.47	(0.03)	0.77	0.74	—	—	—	16.21	4.78	253,376	0.95 (5)	0.95 (5)	(0.42)(5)	39
SA MFS Massachusetts Investors Trust Portfolio — Class 1
01/31/22	24.69	0.17	5.30	5.47	(0.20)	(1.16)	(1.36)	28.80	21.89	713,950	0.71	0.67	0.58	18
01/31/23	28.80	0.20	(2.79)	(2.59)	(0.31)	(5.46)	(5.77)	20.44	(7.16)	595,459	0.71	0.67	0.82	10
01/31/24	20.44	0.17	2.61	2.78	(0.19)	(1.83)	(2.02)	21.20	14.72	572,701	0.72	0.68	0.83	22
01/31/25	21.20	0.16	4.40	4.56	(0.25)	(3.56)	(3.81)	21.95	21.67	409,497	0.72	0.68	0.68	24
01/31/26	21.95	0.11	2.39	2.50	(0.20)	(7.91)	(8.11)	16.34	13.05	302,072	0.74	0.70	0.52	28
07/31/26@	16.34	0.04	1.02	1.06	—	—	—	17.40	6.49	283,295	0.75 (5)	0.71 (5)	0.46 (5)	20
SA MFS Massachusetts Investors Trust Portfolio — Class 2
01/31/22	24.72	0.11	5.32	5.43	(0.16)	(1.16)	(1.32)	28.83	21.72	8,016	0.86	0.82	0.40	18
01/31/23	28.83	0.16	(2.80)	(2.64)	(0.26)	(5.46)	(5.72)	20.47	(7.35)	6,499	0.86	0.82	0.67	10
01/31/24	20.47	0.14	2.62	2.76	(0.15)	(1.83)	(1.98)	21.25	14.59	6,307	0.87	0.83	0.68	22
01/31/25	21.25	0.12	4.40	4.52	(0.21)	(3.56)	(3.77)	22.00	21.44	6,783	0.87	0.83	0.53	24
01/31/26	22.00	0.07	2.41	2.48	(0.16)	(7.91)	(8.07)	16.41	12.92	6,692	0.89	0.85	0.37	28
07/31/26@	16.41	0.03	1.02	1.05	—	—	—	17.46	6.40	6,607	0.90 (5)	0.86 (5)	0.31 (5)	20
SA MFS Massachusetts Investors Trust Portfolio — Class 3
01/31/22	24.55	0.08	5.28	5.36	(0.13)	(1.16)	(1.29)	28.62	21.60	375,411	0.96	0.92	0.27	18
01/31/23	28.62	0.14	(2.78)	(2.64)	(0.23)	(5.46)	(5.69)	20.29	(7.43)	317,849	0.96	0.92	0.57	10
01/31/24	20.29	0.12	2.60	2.72	(0.13)	(1.83)	(1.96)	21.05	14.51	311,148	0.97	0.93	0.59	22
01/31/25	21.05	0.10	4.34	4.44	(0.18)	(3.56)	(3.74)	21.75	21.27	308,719	0.97	0.93	0.43	24
01/31/26	21.75	0.05	2.39	2.44	(0.14)	(7.91)	(8.05)	16.14	12.86	294,381	0.99	0.95	0.27	28
07/31/26@	16.14	0.02	1.00	1.02	—	—	—	17.16	6.32	292,029	1.00 (5)	0.96 (5)	0.21 (5)	20

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Prior to April 28, 2025, the Portfolio was known as SA MFS Blue Chip Growth Portfolio.
(4)	Excludes purchases/sales due to merger.
(5)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA MFS Total Return Portfolio — Class 1
01/31/22	$19.92	$0.27	$2.23	$2.50	$(0.33)	$(1.15)	$(1.48)	$20.94	12.43%	$157,462	0.70%	0.70%	1.27%	27%
01/31/23	20.94	0.35	(1.30)	(0.95)	(0.31)	(1.81)	(2.12)	17.87	(3.73)	134,358	0.71	0.71	1.82	29
01/31/24	17.87	0.42	0.39	0.81	(0.35)	(0.60)	(0.95)	17.73	5.04	127,041	0.72	0.72	2.38	23
01/31/25	17.73	0.46	1.47	1.93	(0.47)	(0.73)	(1.20)	18.46	10.83	120,050	0.71	0.71	2.45	30 (3)
01/31/26	18.46	0.46	1.56	2.02	(0.50)	(1.62)	(2.12)	18.36	11.63	114,135	0.71	0.71	2.45	25 (3)
07/31/26@	18.36	0.23	0.34	0.57	—	—	—	18.93	3.10	109,618	0.72 (4)	0.72 (4)	2.55 (4)	16 (3)
SA MFS Total Return Portfolio — Class 2
01/31/22	19.95	0.24	2.22	2.46	(0.30)	(1.15)	(1.45)	20.96	12.20	21,897	0.85	0.85	1.12	27
01/31/23	20.96	0.32	(1.28)	(0.96)	(0.28)	(1.81)	(2.09)	17.91	(3.82)	18,531	0.86	0.86	1.67	29
01/31/24	17.91	0.39	0.39	0.78	(0.32)	(0.60)	(0.92)	17.77	4.84	17,366	0.87	0.87	2.23	23
01/31/25	17.77	0.43	1.48	1.91	(0.44)	(0.73)	(1.17)	18.51	10.69	17,267	0.86	0.86	2.30	30 (3)
01/31/26	18.51	0.43	1.56	1.99	(0.47)	(1.62)	(2.09)	18.41	11.40	16,220	0.86	0.86	2.30	25 (3)
07/31/26@	18.41	0.22	0.35	0.57	—	—	—	18.98	3.10	15,868	0.87 (4)	0.87 (4)	2.40 (4)	16 (3)
SA MFS Total Return Portfolio — Class 3
01/31/22	19.86	0.22	2.21	2.43	(0.28)	(1.15)	(1.43)	20.86	12.13	383,906	0.95	0.95	1.01	27
01/31/23	20.86	0.30	(1.29)	(0.99)	(0.26)	(1.81)	(2.07)	17.80	(3.99)	350,201	0.96	0.96	1.57	29
01/31/24	17.80	0.37	0.41	0.78	(0.31)	(0.60)	(0.91)	17.67	4.83	347,038	0.97	0.97	2.13	23
01/31/25	17.67	0.41	1.45	1.86	(0.42)	(0.73)	(1.15)	18.38	10.48	353,505	0.96	0.96	2.20	30 (3)
01/31/26	18.38	0.41	1.56	1.97	(0.45)	(1.62)	(2.07)	18.28	11.38	361,105	0.96	0.96	2.20	25 (3)
07/31/26@	18.28	0.21	0.34	0.55	—	—	—	18.83	3.01	354,129	0.97 (4)	0.97 (4)	2.30 (4)	16 (3)
SA Mid Cap Index Portfolio — Class 1
01/31/22	13.39	0.12	1.76	1.88	(0.11)	(0.68)	(0.79)	14.48	13.55	394,230	0.36	0.36	0.81	20
01/31/23	14.48	0.15	0.01	0.16	(0.12)	(0.94)	(1.06)	13.58	1.93	380,657	0.36	0.36	1.14	11
01/31/24	13.58	0.16	0.36	0.52	(0.16)	(0.33)	(0.49)	13.61	4.33	373,134	0.37	0.37	1.24	19
01/31/25	13.61	0.17	2.55	2.72	(0.17)	(0.15)	(0.32)	16.01	19.92	420,174	0.36	0.36	1.11	21
01/31/26	16.01	0.17	0.90	1.07	(0.18)	(1.06)	(1.24)	15.84	7.25	418,124	0.37	0.37	1.11	24
07/31/26@	15.84	0.08	1.49	1.57	—	—	—	17.41	9.91	416,660	0.37 (4)	0.37 (4)	0.98 (4)	10
SA Mid Cap Index Portfolio — Class 3
01/31/22	13.33	0.08	1.75	1.83	(0.10)	(0.68)	(0.78)	14.38	13.22	48,587	0.61	0.61	0.56	20
01/31/23	14.38	0.12	0.01	0.13	(0.10)	(0.94)	(1.04)	13.47	1.69	61,744	0.61	0.61	0.90	11
01/31/24	13.47	0.13	0.36	0.49	(0.14)	(0.33)	(0.47)	13.49	4.08	73,355	0.62	0.62	0.99	19
01/31/25	13.49	0.13	2.52	2.65	(0.14)	(0.15)	(0.29)	15.85	19.58	89,701	0.61	0.61	0.86	21
01/31/26	15.85	0.13	0.89	1.02	(0.14)	(1.06)	(1.20)	15.67	7.01	97,621	0.62	0.62	0.85	24
07/31/26@	15.67	0.06	1.47	1.53	—	—	—	17.20	9.76	99,433	0.62 (4)	0.62 (4)	0.73 (4)	10

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/23	01/24	01/25	01/26	07/26
SA MFS Total Return Portfolio	N/A	N/A	59%	43%	22%

(4)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PIMCO Global Bond Opportunities Portfolio — Class 1
01/31/22	$12.29	$0.07	$(1.05)	$(0.98)	$(0.30)	$—	$(0.30)	$11.01	(8.04)%	$87,817	0.72%	0.72%	0.57%	417%
01/31/23	11.01	0.12	(1.72)	(1.60)	—	—	—	9.41	(14.53)	69,263	0.86	0.86	1.21	470
01/31/24	9.41	0.20	(0.28)	(0.08)	—	—	—	9.33	(0.85)	57,446	0.89 (3)	0.89 (3)	2.16	315
01/31/25	9.33	0.28	(0.15)	0.13	(0.22)	—	(0.22)	9.24	1.47	47,631	1.01 (4)	0.99 (4)	3.09	282 (5)
01/31/26	9.24	0.37	0.40	0.77	(0.52)	—	(0.52)	9.49	8.35	47,802	0.95 (6)	0.93 (6)	3.95	267 (5)
07/31/26@	9.49	0.20	(0.29)	(0.09)	—	—	—	9.40	(0.95)	47,858	0.96 (7)(8)	0.94 (7)(8)	4.25 (8)	93 (5)
SA PIMCO Global Bond Opportunities Portfolio — Class 2
01/31/22	12.16	0.05	(1.03)	(0.98)	(0.28)	—	(0.28)	10.90	(8.13)	3,938	0.87	0.87	0.42	417
01/31/23	10.90	0.10	(1.70)	(1.60)	—	—	—	9.30	(14.68)	3,018	1.01	1.01	1.05	470
01/31/24	9.30	0.18	(0.27)	(0.09)	—	—	—	9.21	(0.97)	2,759	1.05 (3)	1.05 (3)	2.01	315
01/31/25	9.21	0.27	(0.16)	0.11	(0.21)	—	(0.21)	9.11	1.20	2,444	1.15 (4)	1.14 (4)	2.99	282 (5)
01/31/26	9.11	0.36	0.39	0.75	(0.50)	—	(0.50)	9.36	8.27	1,959	1.10 (6)	1.08 (6)	3.81	267 (5)
07/31/26@	9.36	0.19	(0.28)	(0.09)	—	—	—	9.27	(0.96)	1,783	1.11 (7)(8)	1.09 (7)(8)	4.10 (8)	93 (5)
SA PIMCO Global Bond Opportunities Portfolio — Class 3
01/31/22	12.02	0.04	(1.03)	(0.99)	(0.27)	—	(0.27)	10.76	(8.26)	305,711	0.97	0.97	0.32	417
01/31/23	10.76	0.09	(1.68)	(1.59)	—	—	—	9.17	(14.78)	244,152	1.12	1.12	0.96	470
01/31/24	9.17	0.17	(0.27)	(0.10)	—	—	—	9.07	(1.09)	233,928	1.14 (3)	1.14 (3)	1.91	315
01/31/25	9.07	0.26	(0.16)	0.10	(0.20)	—	(0.20)	8.97	1.15	233,443	1.26 (4)	1.24 (4)	2.91	282 (5)
01/31/26	8.97	0.34	0.39	0.73	(0.49)	—	(0.49)	9.21	8.22	229,735	1.20 (6)	1.18 (6)	3.70	267 (5)
07/31/26@	9.21	0.18	(0.28)	(0.10)	—	—	—	9.11	(1.09)	223,177	1.21 (7)(8)	1.19 (7)(8)	4.00 (8)	93 (5)
SA PIMCO RAE International Value Portfolio — Class 1
01/31/22	13.74	0.40	0.97	1.37	(0.34)	(0.10)	(0.44)	14.67	9.93	250,389	0.89	0.84	2.67	41
01/31/23	14.67	0.52	(0.98)	(0.46)	(0.57)	(0.68)	(1.25)	12.96	(1.83)	177,002	0.90	0.83	3.93	46
01/31/24	12.96	0.42	0.59	1.01	(0.59)	—	(0.59)	13.38	8.21	135,148	0.90	0.82	3.19	42
01/31/25	13.38	0.45	0.51	0.96	(0.55)	—	(0.55)	13.79	7.12	94,327	0.91	0.83	3.22	51
01/31/26	13.79	0.54	4.96	5.50	(0.56)	(0.61)	(1.17)	18.12	41.33	118,932	0.92	0.84	3.42	48
07/31/26@	18.12	0.28	1.45	1.73	—	—	—	19.85	9.55	121,848	0.92 (8)	0.84 (8)	2.98 (8)	35
SA PIMCO RAE International Value Portfolio — Class 2
01/31/22	13.75	0.37	0.98	1.35	(0.32)	(0.10)	(0.42)	14.68	9.77	9,544	1.04	0.99	2.48	41
01/31/23	14.68	0.50	(0.99)	(0.49)	(0.54)	(0.68)	(1.22)	12.97	(2.02)	8,024	1.05	0.98	3.83	46
01/31/24	12.97	0.38	0.62	1.00	(0.57)	—	(0.57)	13.40	8.10	7,601	1.05	0.97	2.91	42
01/31/25	13.40	0.42	0.52	0.94	(0.53)	—	(0.53)	13.81	6.94	7,487	1.06	0.98	3.00	51
01/31/26	13.81	0.52	4.96	5.48	(0.53)	(0.61)	(1.14)	18.15	41.14	8,778	1.07	0.99	3.27	48
07/31/26@	18.15	0.27	1.45	1.72	—	—	—	19.87	9.48	8,844	1.07 (8)	0.99 (8)	2.85 (8)	35
SA PIMCO RAE International Value Portfolio — Class 3
01/31/22	13.71	0.36	0.97	1.33	(0.31)	(0.10)	(0.41)	14.63	9.62	428,687	1.14	1.09	2.39	41
01/31/23	14.63	0.49	(0.99)	(0.50)	(0.52)	(0.68)	(1.20)	12.93	(2.10)	349,450	1.15	1.08	3.73	46
01/31/24	12.93	0.37	0.62	0.99	(0.56)	—	(0.56)	13.36	7.99	325,489	1.15	1.07	2.82	42
01/31/25	13.36	0.40	0.52	0.92	(0.51)	—	(0.51)	13.77	6.85	321,247	1.16	1.08	2.89	51
01/31/26	13.77	0.51	4.93	5.44	(0.51)	(0.61)	(1.12)	18.09	40.95	336,612	1.17	1.09	3.26	48
07/31/26@	18.09	0.26	1.45	1.71	—	—	—	19.80	9.45	342,048	1.17 (8)	1.09 (8)	2.73 (8)	35

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Includes interest expense of 0.07% relating to derivative or other investment activity
(4)	Includes interest expense of 0.18% relating to derivative or other investment activity.
(5)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/23	01/24	01/25	01/26	07/26
SA PIMCO Global Bond Opportunities Portfolio	N/A	N/A	846%	792%	445%

(6)	Includes interest expense of 0.13% relating to derivative or other investment activity.
(7)	Includes interest expense of 0.11% relating to derivative or other investment activity
(8)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA PineBridge High-Yield Bond Portfolio — Class 1
01/31/22	$5.56	$0.28	$(0.09)	$0.19	$(0.29)	$—	$(0.29)	$5.46	3.37%	$141,050	0.68%	0.68%	5.01%	63%
01/31/23	5.46	0.30	(0.53)	(0.23)	(0.30)	—	(0.30)	4.93	(3.74)	124,374	0.71	0.71	6.00	31
01/31/24	4.93	0.36	0.24	0.60	(0.34)	—	(0.34)	5.19	12.56	121,139	0.72	0.72	7.06	38
01/31/25	5.19	0.34	0.09	0.43	(0.37)	—	(0.37)	5.25	8.46	128,004	0.72	0.72	6.38	39
01/31/26	5.25	0.34	0.04	0.38	(0.35)	—	(0.35)	5.28	7.32	127,510	0.76	0.76	6.34	48
07/31/26@	5.28	0.17	(0.11)	0.06	—	—	—	5.34	1.14	119,293	0.75 (3)	0.75 (3)	6.35 (3)	39
SA PineBridge High-Yield Bond Portfolio — Class 2
01/31/22	5.56	0.28	(0.10)	0.18	(0.28)	—	(0.28)	5.46	3.21	6,500	0.83	0.83	4.86	63
01/31/23	5.46	0.30	(0.54)	(0.24)	(0.29)	—	(0.29)	4.93	(3.92)	5,556	0.86	0.86	5.85	31
01/31/24	4.93	0.35	0.24	0.59	(0.33)	—	(0.33)	5.19	12.36	5,402	0.87	0.87	6.92	38
01/31/25	5.19	0.33	0.09	0.42	(0.36)	—	(0.36)	5.25	8.27	5,123	0.87	0.87	6.23	39
01/31/26	5.25	0.33	0.04	0.37	(0.34)	—	(0.34)	5.28	7.15	5,009	0.91	0.91	6.19	48
07/31/26@	5.28	0.16	(0.10)	0.06	—	—	—	5.34	1.14	4,766	0.90 (3)	0.90 (3)	6.20 (3)	39
SA PineBridge High-Yield Bond Portfolio — Class 3
01/31/22	5.52	0.27	(0.09)	0.18	(0.28)	—	(0.28)	5.42	3.15	145,057	0.93	0.93	4.76	63
01/31/23	5.42	0.29	(0.53)	(0.24)	(0.29)	—	(0.29)	4.89	(4.08)	125,148	0.96	0.96	5.74	31
01/31/24	4.89	0.34	0.24	0.58	(0.32)	—	(0.32)	5.15	12.35	126,822	0.97	0.97	6.82	38
01/31/25	5.15	0.32	0.09	0.41	(0.36)	—	(0.36)	5.20	8.05	126,964	0.97	0.97	6.13	39
01/31/26	5.20	0.32	0.04	0.36	(0.33)	—	(0.33)	5.23	7.11	120,170	1.01	1.01	6.09	48
07/31/26@	5.23	0.16	(0.11)	0.05	—	—	—	5.28	0.96	111,665	1.00 (3)	1.00 (3)	6.10 (3)	39
SA Putnam International Value Portfolio — Class 1(4)
01/31/22	10.05	0.24	1.48	1.72	(0.23)	—	(0.23)	11.54	17.13	232,954	1.01	0.96	2.17	20
01/31/23	11.54	0.30	(0.39)	(0.09)	(0.19)	(0.52)	(0.71)	10.74	0.35	246,164	1.01	0.96	2.94	15
01/31/24	10.74	0.32	0.59	0.91	(0.29)	—	(0.29)	11.36	8.68	232,830	1.01	0.96	2.94	13
01/31/25	11.36	0.33	1.04	1.37	(0.41)	(0.41)	(0.82)	11.91	12.03	184,657	1.03	0.96	2.75	23
01/31/26	11.91	0.36	3.77	4.13	(0.34)	(1.35)	(1.69)	14.35	36.27	224,580	1.04	0.94	2.64	20
07/31/26@	14.35	0.21	0.97	1.18	—	—	—	15.53	8.22	220,300	1.03 (3)	0.93 (3)	2.85 (3)	16
SA Putnam International Value Portfolio — Class 2(4)
01/31/22	10.11	0.25	1.47	1.72	(0.22)	—	(0.22)	11.61	16.98	4,567	1.16	1.11	2.15	20
01/31/23	11.61	0.27	(0.37)	(0.10)	(0.17)	(0.52)	(0.69)	10.82	0.27	4,719	1.16	1.11	2.70	15
01/31/24	10.82	0.31	0.58	0.89	(0.27)	—	(0.27)	11.44	8.45	4,615	1.16	1.11	2.77	13
01/31/25	11.44	0.31	1.06	1.37	(0.40)	(0.41)	(0.81)	12.00	11.87	4,602	1.18	1.11	2.53	23
01/31/26	12.00	0.34	3.81	4.15	(0.32)	(1.35)	(1.67)	14.48	36.14	5,314	1.18	1.08	2.50	20
07/31/26@	14.48	0.20	0.97	1.17	—	—	—	15.65	8.08	5,428	1.18 (3)	1.08 (3)	2.69 (3)	16
SA Putnam International Value Portfolio — Class 3(4)
01/31/22	10.08	0.23	1.48	1.71	(0.21)	—	(0.21)	11.58	16.93	113,344	1.26	1.21	2.03	20
01/31/23	11.58	0.27	(0.38)	(0.11)	(0.16)	(0.52)	(0.68)	10.79	0.12	97,880	1.26	1.21	2.66	15
01/31/24	10.79	0.29	0.60	0.89	(0.26)	—	(0.26)	11.42	8.44	97,957	1.26	1.21	2.67	13
01/31/25	11.42	0.29	1.05	1.34	(0.38)	(0.41)	(0.79)	11.97	11.70	100,843	1.28	1.21	2.42	23
01/31/26	11.97	0.33	3.79	4.12	(0.31)	(1.35)	(1.66)	14.43	35.93	114,807	1.28	1.18	2.39	20
07/31/26@	14.43	0.19	0.97	1.16	—	—	—	15.59	8.04	119,068	1.28 (3)	1.18 (3)	2.58 (3)	16

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Prior to April 28, 2025, the Portfolio was known as SA Putnam International Growth and Income Portfolio.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA Schroders VCP Global Allocation Portfolio — Class 1
01/31/22	$11.16	$0.10	$0.87	$0.97	$(0.08)	$—	$(0.08)	$12.05	8.64%	$276	0.89%	0.90%	0.83%	73%
01/31/23	12.05	0.18	(1.48)	(1.30)	(0.11)	(1.48)	(1.59)	9.16	(9.63)	243	0.90	0.90	1.73	56
01/31/24	9.16	0.23	0.71	0.94	(0.15)	—	(0.15)	9.95	10.40	259	0.92	0.90	2.49	56
01/31/25	9.95	0.23	1.14	1.37	(0.21)	—	(0.21)	11.11	13.79	363	0.92	0.90	2.19	59
01/31/26	11.11	0.27	0.96	1.23	(0.25)	(0.01)	(0.26)	12.08	11.16	387	0.93	0.90	2.35	59
07/31/26@	12.08	0.16	0.23	0.39	—	—	—	12.47	3.23	402	0.94 (3)	0.90 (3)	2.70 (3)	30
SA Schroders VCP Global Allocation Portfolio — Class 3
01/31/22	11.14	0.07	0.87	0.94	(0.05)	—	(0.05)	12.03	8.39	582,011	1.14	1.15	0.59	73
01/31/23	12.03	0.15	(1.47)	(1.32)	(0.08)	(1.48)	(1.56)	9.15	(9.86)	480,513	1.15	1.15	1.48	56
01/31/24	9.15	0.21	0.70	0.91	(0.12)	—	(0.12)	9.94	10.09	463,680	1.18	1.15	2.24	56
01/31/25	9.94	0.21	1.13	1.34	(0.18)	—	(0.18)	11.10	13.52	441,588	1.17	1.15	2.00	59
01/31/26	11.10	0.24	0.96	1.20	(0.22)	(0.01)	(0.23)	12.07	10.86	413,228	1.18	1.15	2.11	59
07/31/26@	12.07	0.15	0.23	0.38	—	—	—	12.45	3.15	391,445	1.19 (3)	1.15 (3)	2.46 (3)	30
SA Small Cap Index Portfolio — Class 1
01/31/22	14.29	0.08	(0.25)	(0.17)	(0.07)	(0.45)	(0.52)	13.60	(1.75)	257,507	0.43	0.45	0.50	22
01/31/23	13.60	0.11	(0.75)	(0.64)	(0.09)	(1.22)	(1.31)	11.65	(3.74)	252,637	0.44	0.45	0.92	17
01/31/24	11.65	0.11	0.07	0.18	(0.11)	(0.05)	(0.16)	11.67	1.71	237,223	0.46	0.44	0.98	14
01/31/25	11.67	0.11	2.06	2.17	(0.14)	(0.17)	(0.31)	13.53	18.48	240,593	0.44	0.41	0.87	19
01/31/26	13.53	0.11	1.89	2.00	(0.12)	(0.80)	(0.92)	14.61	15.33	252,130	0.45	0.41	0.79	29
07/31/26@	14.61	0.07	1.77	1.84	—	—	—	16.45	12.59	261,049	0.44 (3)(4)	0.41 (3)(4)	0.97 (3)	20
SA Small Cap Index Portfolio — Class 3
01/31/22	14.23	0.04	(0.25)	(0.21)	(0.06)	(0.45)	(0.51)	13.51	(2.04)	43,654	0.69	0.70	0.26	22
01/31/23	13.51	0.08	(0.75)	(0.67)	(0.06)	(1.22)	(1.28)	11.56	(3.95)	52,951	0.69	0.70	0.68	17
01/31/24	11.56	0.08	0.06	0.14	(0.08)	(0.05)	(0.13)	11.57	1.42	59,710	0.71	0.69	0.73	14
01/31/25	11.57	0.08	2.03	2.11	(0.11)	(0.17)	(0.28)	13.40	18.16	77,550	0.69	0.65	0.61	19
01/31/26	13.40	0.07	1.87	1.94	(0.09)	(0.80)	(0.89)	14.45	15.01	90,551	0.70	0.66	0.54	29
07/31/26@	14.45	0.06	1.75	1.81	—	—	—	16.26	12.53	92,360	0.69 (3)(4)	0.66 (3)(4)	0.73 (3)	20

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Annualized
(4)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA T. Rowe Price Allocation Moderately Aggressive Portfolio — Class 1
01/31/22	$13.46	$0.10	$1.44	$1.54	$—	$(0.20)	$(0.20)	$14.80	11.40%	$350	0.77%	0.81%	0.65%	39%
01/31/23	14.80	0.14	(1.52)	(1.38)	(0.08)	(0.93)	(1.01)	12.41	(8.69)	394	0.75	0.76	1.13	45
01/31/24	12.41	0.17	1.49	1.66	(0.15)	(0.10)	(0.25)	13.82	13.54	542	0.75	0.75	1.32	31
01/31/25	13.82	0.19	2.18	2.37	(0.18)	(0.16)	(0.34)	15.85	17.22	456	0.75	0.75	1.27	30 (3)
01/31/26	15.85	0.22	1.98	2.20	(0.21)	(0.98)	(1.19)	16.86	14.21	399	0.75	0.75	1.33	34 (3)
07/31/26@	16.86	0.11	0.88	0.99	—	—	—	17.85	5.87	413	0.75 (4)	0.75 (4)	1.33 (4)	23
SA T. Rowe Price Allocation Moderately Aggressive Portfolio — Class 3
01/31/22	13.47	0.05	1.46	1.51	—	(0.20)	(0.20)	14.78	11.17	628,755	1.02	1.06	0.36	39
01/31/23	14.78	0.11	(1.52)	(1.41)	(0.05)	(0.93)	(0.98)	12.39	(8.92)	635,335	1.00	1.01	0.89	45
01/31/24	12.39	0.14	1.48	1.62	(0.12)	(0.10)	(0.22)	13.79	13.22	699,570	1.00	1.00	1.07	31
01/31/25	13.79	0.15	2.18	2.33	(0.15)	(0.16)	(0.31)	15.81	16.94	773,513	1.00	1.00	1.00	30 (3)
01/31/26	15.81	0.17	1.98	2.15	(0.16)	(0.98)	(1.14)	16.82	13.98	808,475	1.00	1.00	1.06	34 (3)
07/31/26@	16.82	0.09	0.87	0.96	—	—	—	17.78	5.71	806,457	1.00 (4)	1.00 (4)	1.09 (4)	23
SA T. Rowe Price VCP Balanced Portfolio — Class 1
01/31/22	13.22	0.10	1.04	1.14	(0.16)	(0.69)	(0.85)	13.51	8.31	290	0.80	0.80	0.78	55
01/31/23	13.51	0.19	(1.85)	(1.66)	(0.13)	(1.53)	(1.66)	10.19	(11.13)	243	0.81	0.81	1.64	53
01/31/24	10.19	0.22	0.97	1.19	(0.20)	—	(0.20)	11.18	11.93	249	0.81	0.81	2.11	33
01/31/25	11.18	0.26	1.54	1.80	(0.27)	—	(0.27)	12.71	16.08	254	0.82 (5)	0.82 (5)	2.10	34 (3)
01/31/26	12.71	0.26	1.67	1.93	(0.31)	(1.00)	(1.31)	13.33	15.68	268	0.83 (5)	0.83 (5)	1.99	39 (3)
07/31/26@	13.33	0.13	0.47	0.60	—	—	—	13.93	4.50	222	0.82 (4)	0.82 (4)	2.00 (4)	24 (3)
SA T. Rowe Price VCP Balanced Portfolio — Class 3
01/31/22	13.20	0.09	1.01	1.10	(0.13)	(0.69)	(0.82)	13.48	8.00	1,712,989	1.05	1.05	0.64	55
01/31/23	13.48	0.16	(1.83)	(1.67)	(0.10)	(1.53)	(1.63)	10.18	(11.31)	1,458,827	1.06	1.06	1.39	53
01/31/24	10.18	0.19	0.98	1.17	(0.18)	—	(0.18)	11.17	11.63	1,453,517	1.06	1.06	1.86	33
01/31/25	11.17	0.22	1.55	1.77	(0.24)	—	(0.24)	12.70	15.81	1,439,068	1.07 (5)	1.07 (5)	1.85	34 (3)
01/31/26	12.70	0.23	1.67	1.90	(0.27)	(1.00)	(1.27)	13.33	15.47	1,393,164	1.08 (5)	1.08 (5)	1.75	39 (3)
07/31/26@	13.33	0.12	0.45	0.57	—	—	—	13.90	4.28	1,335,623	1.08 (4)	1.08 (4)	1.75 (4)	24 (3)

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)	Excludes TBA transactions. Beginning with the period ended January 31, 2025, portfolio turnover rates including TBA transactions are being added as Supplemental Ratios in the table below.

Supplemental Ratios
Portfolio Turnover (including TBA transactions)	01/23	01/24	01/25	01/26	07/26
SA T. Rowe Price Allocation Moderately Aggressive Portfolio	N/A	N/A	31%	-	-
SA T. Rowe Price VCP Balanced Portfolio	N/A	N/A	53	55%	36%

(4)	Annualized
(5)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Dynamic Allocation Portfolio — Class 1(3)
01/31/22	$13.78	$0.27	$0.50	$0.77	$(0.27)	$(0.86)	$(1.13)	$13.42	5.19%	$492	0.22%	0.21%	1.94%	14%
01/31/23	13.42	0.18	(1.49)	(1.31)	(0.35)	(1.03)	(1.38)	10.73	(9.04)	440	0.23	0.23	1.52	14
01/31/24	10.73	0.20	0.72	0.92	(0.28)	(0.50)	(0.78)	10.87	9.25	522	0.26 (4)	0.25 (4)	1.88	11
01/31/25	10.87	0.23	1.48	1.71	(0.20)	(0.15)	(0.35)	12.23	15.77	497	0.26 (5)	0.25 (5)	1.96	16
01/31/26	12.23	0.33	0.89	1.22	(0.28)	(0.80)	(1.08)	12.37	10.18	986	0.25 (4)	0.24 (4)	2.67	28
07/31/26@	12.37	0.03	0.42	0.45	—	—	—	12.82	3.64	982	0.25 (6)(7)	0.25 (6)(7)	0.43 (6)	4
SA VCP Dynamic Allocation Portfolio — Class 3(3)
01/31/22	13.77	0.10	0.63	0.73	(0.23)	(0.86)	(1.09)	13.41	4.93	10,989,643	0.47	0.46	0.72	14
01/31/23	13.41	0.12	(1.46)	(1.34)	(0.31)	(1.03)	(1.34)	10.73	(9.30)	8,834,352	0.48	0.48	0.99	14
01/31/24	10.73	0.14	0.75	0.89	(0.24)	(0.50)	(0.74)	10.88	9.01	8,349,868	0.51 (4)	0.50 (4)	1.35	11
01/31/25	10.88	0.19	1.49	1.68	(0.17)	(0.15)	(0.32)	12.24	15.47	8,126,212	0.51 (5)	0.50 (5)	1.63	16
01/31/26	12.24	0.20	0.99	1.19	(0.25)	(0.80)	(1.05)	12.38	9.91	8,938,290	0.50 (4)	0.50 (4)	1.66	28
07/31/26@	12.38	0.01	0.42	0.43	—	—	—	12.81	3.47	8,423,742	0.51 (6)(7)	0.50 (6)(7)	0.18 (6)	4
SA VCP Dynamic Strategy Portfolio — Class 1(3)
01/31/22	13.79	0.27	0.66	0.93 (8)	(0.23)	(0.55)	(0.78)	13.94	6.49	778	0.22	0.22	1.94	33 (9)
01/31/23	13.94	0.19	(1.27)	(1.08)	(0.33)	(0.75)	(1.08)	11.78	(7.18)	687	0.24	0.24	1.51	13
01/31/24	11.78	0.20	0.62	0.82	(0.34)	(1.06)	(1.40)	11.20	8.16	719	0.26 (4)	0.26 (4)	1.72	12
01/31/25	11.20	0.20	1.49	1.69	(0.20)	(0.00)	(0.20)	12.69	15.14	600	0.27 (5)	0.26 (5)	1.69	18
01/31/26	12.69	0.25	1.00	1.25	(0.36)	(0.75)	(1.11)	12.83	10.05	619	0.26 (4)	0.26 (4)	1.96	16
07/31/26@	12.83	0.03	0.48	0.51	—	—	—	13.34	3.98	616	0.27 (6)(10)	0.26 (6)(10)	0.41 (6)	6
SA VCP Dynamic Strategy Portfolio — Class 3(3)
01/31/22	13.79	0.11	0.78	0.89 (8)	(0.20)	(0.55)	(0.75)	13.93	6.20	7,115,875	0.47	0.47	0.74	33 (9)
01/31/23	13.93	0.12	(1.22)	(1.10)	(0.29)	(0.75)	(1.04)	11.79	(7.35)	5,713,761	0.49	0.49	0.97	13
01/31/24	11.79	0.15	0.63	0.78	(0.30)	(1.06)	(1.36)	11.21	7.81	5,364,605	0.51 (4)	0.51 (4)	1.29	12
01/31/25	11.21	0.17	1.50	1.67	(0.17)	(0.00)	(0.17)	12.71	14.93	5,189,506	0.52 (5)	0.51 (5)	1.43	18
01/31/26	12.71	0.18	1.03	1.21	(0.32)	(0.75)	(1.07)	12.85	9.72	4,767,475	0.51 (4)	0.51 (4)	1.42	16
07/31/26@	12.85	0.01	0.49	0.50	—	—	—	13.35	3.89	4,499,784	0.52 (6)(10)	0.51 (6)(10)	0.17 (6)	6

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Includes interest expense of 0.03% relating to derivative or other investment activity.
(5)	Includes interest expense of 0.04% relating to derivative or other investment activity.
(6)	Annualized
(7)	Includes interest expense of 0.02% relating to derivative or other investment activity.
(8)	Includes the effect of a merger.
(9)	Excludes purchases/sales due to merger.
(10)	Includes interest expense of 0.01% relating to derivative or other investment activity.
See Notes to Financial Statements

SunAmerica Series Trust
FINANCIAL HIGHLIGHTS — (continued)

Selected Data for a Share Outstanding Throughout each Period										Ratios and Supplemental Data
		Investment Operations			Distributions to Shareholders From						Ratios to Average Net Assets
Period ended	Net Asset Value beginning of period	Net investment income (loss)(1)	Net realized & unrealized gain (loss) on investments	Total from investment operations	Net investment income	Net realized gain on investments	Total distributions	Net Asset Value end of period	Total Return(2)	Net Assets end of period (000’s)	Total expenses before waivers and/or reimburse- ments	Total expenses after waivers and/or reimburse- ments	Net investment income (loss)	Portfolio turnover
SA VCP Index Allocation Portfolio — Class 1(3)
01/31/22	$11.86	$0.19	$1.00	$1.19	$(0.15)	$(0.93)	$(1.08)	$11.97	9.69%	$358	0.24%	0.24%	1.51%	19%
01/31/23	11.97	0.18	(1.20)	(1.02)	—	(0.04)	(0.04)	10.91	(8.49)	365	0.24	0.24	1.65	8
01/31/24	10.91	0.22	0.96	1.18	(0.18)	(0.15)	(0.33)	11.76	11.13	528	0.24	0.24	1.94	5
01/31/25	11.76	0.28	1.93	2.21	(0.24)	(0.67)	(0.91)	13.06	18.81	551	0.23 (4)(5)	0.23 (4)(5)	2.21	7
01/31/26	13.06	0.38	1.08	1.46	(0.30)	(0.53)	(0.83)	13.69	11.36	721	0.25 (5)	0.25 (5)	2.87	9
07/31/26@	13.69	0.03	0.78	0.81	—	—	—	14.50	5.92	748	0.24 (6)(7)	0.24 (6)(7)	0.41 (7)	5
SA VCP Index Allocation Portfolio — Class 3(3)
01/31/22	11.87	0.08	1.09	1.17	(0.12)	(0.93)	(1.05)	11.99	9.47	523,701	0.49	0.49	0.60	19
01/31/23	11.99	0.12	(1.17)	(1.05)	—	(0.04)	(0.04)	10.90	(8.72)	486,910	0.49	0.49	1.07	8
01/31/24	10.90	0.20	0.97	1.17	(0.16)	(0.15)	(0.31)	11.76	10.95	509,764	0.49	0.49	1.77	5
01/31/25	11.76	0.25	1.92	2.17	(0.21)	(0.67)	(0.88)	13.05	18.46	561,277	0.48 (4)(5)	0.48 (4)(5)	1.93	7
01/31/26	13.05	0.22	1.20	1.42	(0.26)	(0.53)	(0.79)	13.68	11.10	568,560	0.50 (5)	0.50 (5)	1.66	9
07/31/26@	13.68	0.01	0.78	0.79	—	—	—	14.47	5.77	571,965	0.49 (6)(7)	0.49 (6)(7)	0.16 (7)	5

@	Unaudited
(1)	Calculated based upon average shares outstanding.
(2)	Total return does not include the effect of fees and charges incurred at the separate account level. If such expenses had been included, total return would have been lower for each period presented.
(3)
The expense ratios do not include underlying fund expenses that the Portfolio bears indirectly.  Additionally, recognition of net investment income by the Portfolio is affected by the timing of the declaration of dividends by the underlying investment companies in which the Portfolio invests.  Accordingly, the ratio of net investment income does not reflect the proportionate share of income from these funds.

(4)	Includes reimbursement for overbilling of custody fees in prior years of 0.02%.
(5)	Includes interest expense of 0.02% relating to derivative or other investment activity.
(6)	Includes interest expense of 0.01% relating to derivative activity.
(7)	Annualized
See Notes to Financial Statements

SunAmerica Series Trust
CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS (unaudited)

Item 8 (Form N-CSR) – Changes in and Disagreements with Accountants for Open-End Management Investment Companies.
 Not applicable.

SunAmerica Series Trust
RESULTS OF SPECIAL SHAREHOLDER MEETING (unaudited)

Item 9 (Form N-CSR) – Proxy Disclosure for Open-End Management Investment Companies
 Not applicable.

SunAmerica Series Trust
REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS (unaudited)

Item 10 (Form N-CSR) – Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.
 Remuneration paid to Directors is included in the Statement of Operations.

SunAmerica Series Trust
APPROVAL OF ADVISORY AND SUBADVISORY AGREEMENTS (unaudited)

Item 11 (Form N-CSR) – Statement Regarding Basis for Approval of Investment Advisory Contract.
 Not applicable.

Annuity Service Center
P.O. Box 15570
Amarillo, TX 79105-5570
 (07/26)

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Included in Item 7 above.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Included in Item 7 above.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Included in Item 7 above.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

Included in Item 7 above.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There were no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Directors that were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item 15.

Item 16. Controls and Procedures.

(a) An evaluation was performed within 90 days of the filing of this report, under the supervision and with the participation of the registrant’s management, including the Principal Executive Officer and Principal Financial Officer, of the effectiveness of the design and operation of the registrant’s disclosure controls and procedures (as defined under Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))). Based on that evaluation, the registrant's management, including the Principal Executive Officer and Principal Financial Officer, concluded that the registrant's disclosure controls and procedures are effective.

(b) There was no change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d))) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not applicable.

(b) Not applicable.

Item 19. Exhibits.

(a)(1) Not applicable.

(a)(2) Not applicable.

(a)(3) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is attached hereto as EX-99.CERT.

(a)(4) Not applicable.

(a)(5) Not applicable.

(b) The certifications of each principal executive officer and principal financial officer pursuant to Rule 30a-2(b) under the Investment Company Act of 1940, as amended, (17 CFR 270.30a-2(b), Rule 13a-14(b) or Rule 15d-14(b)) are attached hereto as EX-99.906 CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SunAmerica Series Trust

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: October 8, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By: /s/ John T. Genoy

John T. Genoy

Principal Executive Officer

Date: October 8, 2024

By: /s/ Gregory R. Kingston

Gregory R. Kingston

Principal Financial Officer

Date: October 8, 2024